UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: August 31
Date of reporting period: November 30, 2011

Item 1. Schedule of Investments.

John Hancock

MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 87.95%				$2,046,606,811

(Cost $2,095,453,835)

Consumer Discretionary 25.92%				603,256,754

Auto Components - 1.28%
Allison Transmission, Inc.	2.750	08/07/14	$25,716,275	24,762,639
UCI International, Inc.	5.500	07/26/17	4,962,500	4,974,906

Diversified Consumer Services - 1.38%
Cengage Learning Acquisitions, Inc.	2.510	07/03/14	38,246,887	32,163,260

Hotels, Restaurants & Leisure - 6.94%
Caesars Entertainment Operating Company, Inc.	3.362	01/28/15	42,869,753	36,347,421
Caesars Entertainment Operating Company, Inc.	9.500	10/31/16	23,104,919	22,719,830
CCM Merger, Inc.	7.000	03/01/17	21,279,670	21,093,473
City Center Holdings LLC	7.500	01/13/15	11,532,622	11,482,167
Denny's Corp.	5.250	09/30/16	6,300,000	6,260,625
DineEquity, Inc.	4.250	10/19/17	14,289,536	14,158,544
Golden Nugget, Inc.	3.260	06/30/14	1,725,721	1,380,577
Las Vegas Sands LLC	2.840	11/23/16	26,573,705	25,427,714
QCE LLC	5.000	05/05/13	17,859,496	13,305,325
Wynn Las Vegas LLC	3.260	08/17/15	9,500,000	9,387,188

Leisure Equipment & Products - 0.56%
Academy Ltd.	6.000	08/03/18	4,750,000	4,666,875
Amscan Holdings, Inc.	6.750	12/04/17	8,326,522	8,295,298

Media - 10.79%
Acosta, Inc.	4.750	03/01/18	12,293,839	11,917,340
Advantage Sales & Marketing LLC	5.250	12/18/17	14,393,268	14,153,370
AMC Entertainment, Inc.	3.507	12/16/16	17,372,306	16,937,997
Bresnan Broadband Holdings LLC	4.500	12/14/17	6,925,576	6,769,751
Carmike Cinemas, Inc.	5.500	01/27/16	10,827,103	10,754,919
Charter Communications Operating LLC	2.260	03/06/14	166,229	166,021
Charter Communications Operating LLC	3.620	09/06/16	17,013,693	16,727,012
Clear Channel Communications, Inc.	3.910	01/28/16	4,125,000	3,067,969
Entercom Communication LLC	6.250	11/30/18	11,500,000	11,381,412
Getty Images, Inc.	5.250	11/07/16	7,845,512	7,850,415
Newsday LLC	10.500	08/01/13	4,500,000	4,629,375
Nielsen Finance LLC	3.498	05/02/16	16,812,393	16,371,067
Regal Cinemas Corp.	3.369	08/23/17	6,188,163	6,113,391
Sinclair Television Group, Inc.	4.000	10/28/16	9,811,391	9,790,787
Tribune Company (H)	—	06/07/12	2,462,857	1,466,939
Tribune Company (H)	—	06/04/14	10,000,000	6,128,130
TWCC Holding Corp.	4.250	02/13/17	16,939,936	16,837,585
Univision Communications, Inc.	4.510	03/31/17	56,126,618	50,215,812
UPC Financing Partnership	1.996	12/31/14	3,565,583	3,476,444
UPC Financing Partnership	4.750	12/29/17	3,500,000	3,451,875
Visant Corp.	5.250	12/22/16	35,226,337	32,848,559

Multiline Retail - 2.62%
Michaels Stores, Inc.	4.912	07/31/16	29,317,172	28,407,108
Savers, Inc.	4.250	03/03/17	957,669	948,092
The Neiman Marcus Group, Inc.	4.750	05/16/18	32,917,494	31,641,941

Specialty Retail - 1.91%
Gymboree Corp.	5.000	02/23/18	32,954,632	29,510,873

1

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Petco Animal Supplies, Inc.	4.500	11/24/17	$15,427,780	$14,918,663

Textiles, Apparel & Luxury Goods - 0.44%
BCBG Max Azria Group, Inc.	9.870	05/19/15	11,172,000	10,348,065

Consumer Staples 6.73%				156,701,082

Food & Staples Retailing - 0.72%
Dunkin' Brands, Inc.	4.000	11/23/17	8,857,850	8,687,337
Michael Foods, Inc.	4.250	02/23/18	8,154,927	8,032,603

Food Products - 3.20%
Brickman Group Holdings, Inc.	7.250	10/14/16	4,456,275	4,422,853
Del Monte Corp.	4.500	03/08/18	39,201,750	37,143,658
Dole Food Company, Inc.	5.032	07/06/18	8,428,875	8,386,731
Dole Food Company, Inc.	5.045	07/06/18	4,538,625	4,515,932
WM Bolthouse Farms, Inc.	5.500	02/11/16	2,764,795	2,737,147
WM Bolthouse Farms, Inc.	9.500	08/11/16	17,500,000	17,325,000

Household Products - 1.95%
Reynolds Consumer Products Holdings, Inc.	6.500	02/09/18	31,840,000	31,044,000
Reynolds Group Holdings, Inc.	6.500	08/09/18	8,000,000	7,860,000
Spectrum Brands Holdings, Inc.	5.001	06/17/16	6,515,215	6,511,957

Personal Products - 0.86%
NBTY, Inc.	4.250	10/02/17	20,332,488	20,033,864

Energy 2.64%				61,458,518

Energy Equipment & Services - 1.55%
Hercules Offshore, Inc.	7.500	07/11/13	27,317,243	26,554,628
Invenergy Wind LLC	9.000	11/21/17	9,800,000	9,628,500

Oil, Gas & Consumable Fuels - 1.09%
Frac Tech International LLC	6.250	05/06/16	13,591,774	13,365,240
SunCoke Energy, Inc.	4.005	07/26/18	11,970,000	11,910,150

Financials 5.52%				128,550,489

Capital Markets - 0.16%
Affinion Group, Inc.	5.000	10/10/16	4,124,968	3,722,784

Diversified Financial Services - 3.45%
BLB Management Services, Inc.	8.500	11/05/15	11,648,504	11,467,952
Husky Injection Molding Systems Ltd.	6.500	06/30/18	21,945,000	21,798,693
Mercury Payment Systems	6.500	07/03/17	10,972,500	10,917,638
Royalty Pharma Finance Trust	4.000	05/09/18	13,466,250	13,323,171
Star West Generation LLC	6.000	05/14/18	23,838,975	22,885,416

Insurance - 1.11%
Asurion Corp.	5.500	05/24/18	20,324,373	19,549,506
Asurion Corp.	9.000	05/24/19	6,500,000	6,260,313

Real Estate Management & Development - 0.80%
Realogy Corp.	4.436	10/10/16	2,190,560	1,931,800
Realogy Corp.	4.691	10/10/16	18,929,231	16,693,216

Health Care 18.48%				430,021,248

Biotechnology - 1.13%
Grifols SA	6.000	06/01/17	14,463,750	14,427,591
Medpace, Inc.	6.501	06/16/17	12,369,000	11,812,395

2

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Health Care Equipment & Supplies - 3.13%
Bausch & Lomb, Inc.	3.510	04/24/15	$4,056,687	$3,971,497
Bausch & Lomb, Inc.	3.595	04/24/15	18,238,437	17,866,063
Capsugel Holdings US Inc.	5.250	08/01/18	14,000,000	14,000,000
Convatec, Inc.	5.750	12/22/16	15,148,590	14,795,128
Immucor, Inc.	7.250	08/17/18	10,000,000	10,033,330
Kinetic Concepts, Inc.	7.000	05/04/18	12,157,250	12,208,541

Health Care Providers & Services - 10.64%
Alliance HealthCare Services, Inc.	7.250	06/01/16	3,700,860	3,293,765
Catalent Pharma Solutions, Inc.	2.510	04/10/14	12,291,200	11,599,820
Community Health Systems, Inc.	2.510	07/25/14	1,593,499	1,536,133
Community Health Systems, Inc.	2.754	07/25/14	28,071,032	27,060,475
CRC Health Corp.	4.869	11/16/15	28,054,194	25,950,130
DaVita, Inc.	4.500	10/20/16	7,462,406	7,393,998
Emergency Medical Services Corp.	5.250	05/25/18	33,161,806	32,042,595
Hanger Orthopedic Group, Inc.	4.010	12/01/16	18,688,236	17,940,707
HCA, Inc.	2.619	11/15/13	19,207,967	18,859,823
IASIS Healthcare Corp.	5.000	05/03/18	19,210,251	18,529,881
inVentiv Health, Inc.	6.750	05/15/18	12,472,500	12,223,050
Multiplan, Inc.	4.750	08/26/17	21,354,485	20,126,602
National Healing Corp.	8.250	11/30/17	11,900,000	11,305,000
National Mentor Holdings, Inc.	7.000	02/09/17	12,935,000	11,964,875
Renal Advantage Holdings, Inc.	5.750	12/16/16	2,977,500	2,968,195
Universal Health Services, Inc.	4.000	11/15/16	14,630,000	14,458,098
Vanguard Health Holding Company I LLC	5.000	01/29/16	10,476,339	10,324,432

Health Care Technology - 0.37%
MedAssets, Inc.	5.250	11/16/16	8,723,047	8,646,720

Pharmaceuticals - 3.21%
Pharmaceutical Products Development	6.250	11/19/18	33,800,000	33,293,000
Quintiles Transnational Corp.	5.000	06/08/18	20,448,750	19,835,288
Warner Chilcott Company LLC	4.250	03/15/18	21,862,531	21,554,116

Industrials 8.51%				197,928,821

Aerospace & Defense - 1.86%
DAE Aviation Holdings, Inc.	5.430	07/31/14	18,879,152	18,289,179
Delos Aircraft, Inc.	7.000	03/17/16	21,200,385	21,147,384
TransDigm, Inc.	4.000	02/14/17	3,952,519	3,918,757

Airlines - 1.10%
Delta Air Lines, Inc.	5.500	04/20/17	26,932,500	25,619,541

Building Products - 0.01%
Goodman Global, Inc.	5.750	10/28/16	167,102	166,475

Commercial Services & Supplies - 2.18%
ARAMARK Corp.	2.114	01/27/14	64,096	62,526
ARAMARK Corp.	2.244	01/27/14	1,171,857	1,143,146
ARAMARK Corp.	3.489	07/26/16	267,979	260,878
ARAMARK Corp.	3.619	07/26/16	4,074,825	3,966,842
Brand Energy & Infrastructure Services, Inc.	2.625	02/07/14	2,484,636	2,012,555
International Lease Finance Corp.	6.750	03/17/15	6,409,615	6,425,639
Language Line LLC	6.250	06/20/16	7,651,619	7,517,716
US Investigations Services, Inc.	3.005	02/21/15	10,581,477	9,840,773

3

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

US Investigations Services, Inc.	7.750	02/20/15	$5,577,029	$5,511,962
Waste Industries USA, Inc.	4.750	03/17/17	14,427,500	14,030,744

Industrial Conglomerates - 0.19%
Tomkins LLC	4.250	09/21/15	4,424,100	4,379,719

Machinery - 0.48%
Intelligrated, Inc.	7.500	02/16/17	11,550,000	11,261,250

Professional Services - 0.90%
Fenwal, Inc.	2.772	02/28/14	22,207,270	20,874,834

Road & Rail - 1.35%
Avis Budget Car Rental LLC	6.250	09/21/18	6,500,000	6,510,160
The Hertz Corp.	3.750	03/09/18	25,162,267	24,866,610

Trading Companies & Distributors - 0.44%
BakerCorp International, Inc.	5.000	06/01/18	10,224,375	10,122,131

Information Technology 6.21%				144,434,863

Electronic Equipment, Instruments & Components -
0.42%
Sensus USA, Inc.	4.750	05/09/17	5,970,000	5,843,138
Sensus USA, Inc.	8.500	05/09/18	4,000,000	3,910,000

IT Services - 0.73%
Fidelity National Information Services, Inc.	5.250	07/18/16	4,108,536	4,108,536
Global Cash Access, Inc.	7.000	03/01/16	5,902,738	5,880,603
SRA International, Inc.	6.500	07/20/18	7,371,429	6,867,717

Semiconductors & Semiconductor Equipment -
1.85%
Freescale Semiconductor, Inc.	4.496	12/01/16	19,679,870	18,597,477
Microsemi Corp.	5.750	02/02/18	10,125,000	10,125,000
NXP B.V.	5.500	12/12/17	15,000,000	14,390,625

Software - 3.21%
Eagle Parent, Inc.	5.000	05/16/18	11,552,244	10,907,248
First Data Corp.	3.007	09/24/14	8,139,846	7,188,501
First Data Corp.	4.257	03/23/18	30,855,611	25,671,868
Sungard Data Systems, Inc.	3.984	02/26/16	31,901,185	30,944,150

Materials 5.88%				136,761,926

Chemicals - 1.25%
Ashland, Inc.	3.750	08/23/18	4,000,000	4,006,252
Nalco Company	4.500	10/05/17	5,940,000	5,935,052
Norit NV	6.750	07/07/17	12,500,000	12,343,750
OM Group, Inc.	5.750	08/02/17	6,750,000	6,682,500

Containers & Packaging - 0.37%
Berry Plastics Group, Inc.	2.252	04/03/15	9,077,644	8,569,296

Metals & Mining - 3.38%
Fairmount Minerals Ltd.	5.250	03/15/17	27,270,000	27,167,738
Global Brass and Copper, Inc.	10.251	08/18/15	7,916,191	7,955,771
Novelis, Inc.	3.750	03/10/17	27,345,993	26,856,035
Walter Energy, Inc.	4.000	04/02/18	16,998,447	16,669,102

Paper & Forest Products - 0.88%
Exopack LLC	6.500	05/31/17	21,546,000	20,576,430

4

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services 3.86%				89,860,895

Diversified Telecommunication Services - 2.48%
Insight Midwest Holdings LLC	2.000	04/07/14	$1,975,926	$1,948,757
Intelsat Jackson Holdings SA	5.250	04/02/18	36,575,602	36,173,270
Level 3 Financing, Inc.	2.648	03/13/14	20,000,000	18,787,500
Telesat Canada	3.260	10/31/14	803,714	785,027

Wireless Telecommunication Services - 1.38%
MetroPCS Wireless, Inc.	4.028	03/16/18	10,447,456	10,147,092
MetroPCS Wireless, Inc.	4.092	11/04/16	6,634,983	6,489,843
Syniverse Holdings, Inc.	5.250	12/21/17	1,482,506	1,474,631
Vodafone Group PLC	6.250	07/11/16	14,090,000	14,054,775

Utilities 4.20%				97,632,215

Electric Utilities - 2.17%
EquiPower Resources Corp.	5.750	01/26/18	6,745,591	6,661,271
Texas Competitive Electric Holdings Company LLC	4.748	10/10/17	67,177,435	43,749,305

Independent Power Producers & Energy Traders -
2.03%
Dynegy Midwest Generation LLC	9.250	08/04/16	9,250,000	9,215,313
Dynegy Power LLC	9.250	08/04/16	16,000,000	16,048,000
GenOn Energy, Inc.	6.000	09/08/17	11,137,500	11,114,301
NRG Energy, Inc.	4.000	07/02/18	6,483,750	6,428,178
The AES Corp.	4.250	06/01/18	4,467,500	4,415,847

Corporate Bonds 7.28%				$169,431,564

(Cost $173,952,710)

Consumer Discretionary 1.17%				27,321,623

Hotels, Restaurants & Leisure - 0.07%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	1,500,000	1,560,000

Media - 1.10%
CCO Holdings LLC	7.000	01/15/19	6,000,000	6,037,500
CCO Holdings LLC.	7.875	04/30/18	2,970,000	3,077,663
CCO Holdings LLC	8.125	04/30/20	2,300,000	2,426,500
Univision Communications, Inc. (S)	7.875	11/01/20	4,720,000	4,460,400
WPP Finance 2010 (S)	4.750	11/21/21	10,000,000	9,759,560

Consumer Staples 0.27%				6,261,700

Household Products - 0.23%
Reynolds Group Issuer, Inc. (S)	7.875	08/15/19	5,370,000	5,396,850

Tobacco - 0.04%
Alliance One International, Inc.	10.000	07/15/16	980,000	864,850

Energy 0.38%				8,928,810

Energy Equipment & Services - 0.14%
Hercules Offshore, Inc. (S)	10.500	10/15/17	3,461,000	3,322,560

Oil, Gas & Consumable Fuels - 0.24%
Arch Coal, Inc. (S)	7.000	06/15/19	5,750,000	5,606,250

5

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials 0.73%				16,870,250

Consumer Finance - 0.47%
SLM Corp.	8.000	03/25/20	$11,100,000	$10,850,250

Real Estate Management & Development - 0.26%
Realogy Corp. (S)	7.875	02/15/19	7,000,000	6,020,000

Industrials 1.61%				37,450,845

Airlines - 0.31%
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	1,038,378	1,065,584
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	304,414	315,433
Continental Airlines 2009-2 Class B Pass Through Trust	9.250	05/10/17	2,095,564	2,158,431
UAL 2009-2A Pass Through Trust	9.750	01/15/17	3,406,180	3,729,767

Commercial Services & Supplies - 0.14%
International Lease Finance Corp. (S)	7.125	09/01/18	3,300,000	3,366,000

Marine - 0.73%
Horizon Lines LLC (S)	11.000	10/15/16	17,350,000	16,916,250

Road & Rail - 0.43%
RailAmerica, Inc.	9.250	07/01/17	9,082,000	9,899,380

Information Technology 0.14%				3,186,600

Software - 0.14%
First Data Corp. (S)	7.375	06/15/19	3,390,000	3,186,600

Materials 1.22%				28,471,251

Chemicals - 0.57%
Georgia Gulf Corp. (S)	9.000	01/15/17	5,000,000	5,175,000
Lyondell Chemical Company	8.000	11/01/17	1,765,000	1,915,025
Lyondell Chemical Company	11.000	05/01/18	5,854,456	6,308,176

Metals & Mining - 0.22%
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	7,000,000	5,040,000

Paper & Forest Products - 0.43%
Appleton Papers, Inc. (S)	10.500	06/15/15	5,660,000	5,546,800
NewPage Corp. (H)	11.375	12/31/14	5,500,000	3,836,250
Verso Paper Holdings LLC	8.750	02/01/19	1,000,000	650,000

Telecommunication Services 0.85%				19,687,125

Diversified Telecommunication Services - 0.66%
Wind Acquisition Finance SA (S)	7.250	02/15/18	17,650,000	15,399,625

Wireless Telecommunication Services - 0.19%
Sprint Nextel Corp.	8.375	08/15/17	5,000,000	4,287,500

Utilities 0.91%				21,253,360

Electric Utilities - 0.17%
Texas Competitive Electric Holdings Company LLC (S)	11.500	10/01/20	4,940,000	4,100,200

Independent Power Producers & Energy Traders -
0.74%
Calpine Construction Finance Company LP (S)	8.000	06/01/16	7,000,000	7,437,500
Calpine Corp. (S)	7.250	10/15/17	8,508,000	8,678,160
Calpine Corp. (S)	7.875	07/31/20	1,000,000	1,037,500

6

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

		Shares	Value

Common Stocks 0.70%			$16,225,486

(Cost $7,500,094)

Consumer Discretionary 0.09%			2,109,797

Hotels, Restaurants & Leisure - 0.04%
Tropicana Entertainment, Inc. (I)		72,338	958,479

Media - 0.05%
Cumulus Media, Inc., Class A (I)(L)		378,723	1,151,318

Industrials 0.00%			55,000

Building Products - 0.00%
Nortek, Inc. (I)		2,500	55,000

Materials 0.61%			14,060,689

Chemicals - 0.61%
Georgia Gulf Corp. (I)		74,111	1,423,672
LyondellBasell Industries NV, Class A		386,808	12,637,017

Preferred Securities 0.68%			$15,934,140

(Cost $18,841,250)

Financials 0.68%			15,934,140

Diversified Financial Services - 0.68%
Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR + 5.870%)		260,450	6,563,340
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)		493,200	9,370,800

	Yield (%)	Shares	Value

Securities Lending Collateral 0.04%			$878,969

(Cost $878,750)

John Hancock Collateral Investment Trust (W)	0.3328% (Y)	87,835	878,969

		Par value	Value

Short-Term Investments 5.48%			$127,557,743

(Cost $127,557,743)

Repurchase Agreement 5.48%			127,557,743

Bank of America Tri-Party Repurchase Agreement dated 11-30-11 at 0.070% to be repurchased at $13,388,026 on 12-1-11, collateralized by $10,626,000 U.S.
Treasury Bonds, 4.50% due 5-15-38 (valued at $13,655,760 including interest).		13,388,000	13,388,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-11 at 0.100% to be repurchased at $14,270,040 on 12-1-11, collateralized by $14,465,000 Federal
Home Loan Mortgage Corp., 3.150% due 10-28-20 (valued at $14,555,406, including
interest)		14,270,000	14,270,000
Goldman Sachs Tri-Party Repurchase Agreement dated 11-30-11 at 0.100% to be repurchased at $93,242,259 on 12-1-11, collateralized by $95,150,000 Federal Farm
Credit Bank, 1.000% due 1-15-14 (valued at $95,150,000, including interest)		93,242,000	93,242,000
Repurchase Agreement with State Street Corp. dated 11-30-11 at 0.010% to be repurchased at $6,657,745 on 12-1-11, collateralized by $6,680,000 U.S. Treasury
Notes, 1.375% due 5-1-13 (valued at $6,791,683, including interest)		6,657,743	6,657,743

7

Floating Rate Income Fund
As of 11-30-11 (Unaudited)

Total investments (Cost $2,424,184,382)† 102.13%	$2,376,634,713

Other assets and liabilities, net (2.13%)	($49,547,005)

Total net assets 100.00%	$2,327,087,708

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $2,426,945,882. Net unrealized depreciation aggregated $50,311,169, of which $20,214,581 related to appreciated investment securities and $70,525,750 related to depreciated investment securities.

8

John Hancock Floating Rate Income Fund
As of 11-30-11 (Unaudited)

Notes to the schedule of investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	11/30/2011	Quoted Price	Inputs	Inputs

Term Loans
Consumer Discretionary	$603,256,754	—	$603,256,754	—
Consumer Staples	156,701,082	—	156,701,082	—
Energy	61,458,518	—	61,458,518	—
Financials	128,550,489	—	128,550,489	—
Health Care	430,021,248	—	430,021,248	—
Industrials	197,928,821	—	197,928,821	—
Information Technology	144,434,863	—	144,434,863	—
Materials	136,761,926	—	136,761,926	—
Telecommunication Services	89,860,895	—	89,860,895	—
Utilities	97,632,215	—	97,632,215	—
Corporate Bonds
Consumer Discretionary	27,321,623	—	27,321,623	—
Consumer Staples	6,261,700	—	6,261,700	—
Energy	8,928,810	—	8,928,810	—
Financials	16,870,250	—	16,870,250	—
Industrials	37,450,845	—	20,534,595	$16,916,250
Information Technology	3,186,600	—	3,186,600	—
Materials	28,471,251	—	28,471,251	—
Telecommunication Services	19,687,125	—	19,687,125	—
Utilities	21,253,360	—	21,253,360	—
Common Stocks
Consumer Discretionary	2,109,797	1,151,318	958,479	—
Industrials	55,000	55,000	—	—
Materials	14,060,689	14,060,689	—	—

9

Preferred Securities
Financials	15,934,140	15,934,140	—	—
Securities Lending Collateral
Securities Lending Collateral	878,969	878,969	—	—
Short-Term Investments	127,557,743	—	127,557,743	—

Total investments in Securities	$2,376,634,713	$32,080,116	$2,327,638,347	$16,916,250

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q1 11/11
1/12

John Hancock

MUTUAL FUNDS

John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

Natural Resources Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Common Stocks 96.62%		$890,856,943

(Cost $933,761,116)

Energy 60.16%		554,693,637

Energy Equipment & Services 10.41%
Baker Hughes, Inc.	345,400	18,862,294
Cameron International Corp. (I)(L)	245,600	13,259,944
Dril-Quip, Inc. (I)(L)	130,800	9,303,804
National Oilwell Varco, Inc.	241,400	17,308,380
Noble Corp.	260,100	8,981,253
Schlumberger, Ltd.	253,800	19,118,754
Tidewater, Inc. (L)	181,600	9,152,640

Oil, Gas & Consumable Fuels 49.75%
Alpha Natural Resources, Inc. (I)	593,700	14,248,800
BG Group PLC	1,962,212	42,109,535
BP PLC, ADR	514,827	22,420,716
Canadian Natural Resources, Ltd.	609,666	22,899,460
Chesapeake Energy Corp. (L)	867,300	21,977,382
Chevron Corp.	129,440	13,309,021
Consol Energy, Inc.	343,586	14,306,921
Encana Corp. (L)	519,154	10,459,939
EOG Resources, Inc.	268,191	27,822,134
Imperial Oil, Ltd. (L)	664,100	28,383,634
Marathon Petroleum Corp.	401,500	13,406,085
Occidental Petroleum Corp.	137,410	13,589,849
Oil Search, Ltd.	2,145,936	14,380,014
Peabody Energy Corp.	333,300	13,075,359
Petroleo Brasileiro SA, ADR	1,008,796	27,227,404
Pioneer Natural Resources Company	195,700	18,501,478
Reliance Industries, Ltd.	711,281	10,865,086
Reliance Industries, Ltd., GDR (S)	12,753	382,590
Reliance Industries, Ltd., GDR (London Exchange) (S)	247,949	7,474,844
Sasol, Ltd., ADR	398,100	19,072,971
Southwestern Energy Company (I)	419,300	15,954,365
Statoil ASA, ADR (L)	1,008,400	26,137,728
Suncor Energy, Inc.	747,041	22,500,220
Tesoro Corp.	630,300	15,057,867
Ultra Petroleum Corp. (I)(L)	382,800	13,478,388
Whiting Petroleum Corp. (I)	207,800	9,664,778

Industrials 1.62%		14,954,084

Industrial Conglomerates 1.62%
Beijing Enterprises Holdings, Ltd. (L)	2,725,676	14,954,084

Materials 34.84%		321,209,222

Chemicals 2.15%
LyondellBasell Industries NV, Class A (L)	354,600	11,584,782
The Mosaic Company	155,500	8,204,180

Construction Materials 1.60%
CRH PLC (London Exchange)	775,720	14,797,589

Metals & Mining 30.93%
Alumina, Ltd.	13,342,212	19,507,941
Anglo Platinum, Ltd.	181,010	12,318,355
AngloGold Ashanti, Ltd., ADR	175,341	8,409,354
ArcelorMittal (L)	879,900	16,621,311

1

Natural Resources Fund
As of 11-30-11 (Unaudited)

		Shares	Value

Materials (continued)

Barrick Gold Corp.		285,900	$15,150,640
BHP Billiton PLC		421,574	12,989,296
Compania de Minas Buenaventura SA, ADR		465,900	18,239,985
First Quantum Minerals, Ltd.		1,588,300	32,079,004
Fortescue Metals Group, Ltd.		2,523,968	12,460,675
Freeport-McMoRan Copper & Gold, Inc.		365,400	14,469,840
Glencore International PLC (L)		2,466,169	15,531,182
Goldcorp, Inc.		357,900	19,281,930
Kinross Gold Corp.		1,161,400	16,224,758
Mongolian Mining Corp. (I)		17,064,500	13,874,750
Teck Resources, Ltd., Class B		440,300	16,066,547
Vale SA, ADR		632,679	13,836,690
Vedanta Resources PLC		1,096,873	18,425,948
Walter Energy, Inc.		134,700	9,657,990

Paper & Forest Products 0.16%
Sino-Forest Corp. (I)(L)		1,073,800	1,476,475

Warrants 0.71%			$6,595,610

(Cost $12,253,914)

Materials 0.71%			6,595,610

NMDC, Ltd. (Expiration date: 03-25-15, Strike Price: INR 0.00001) (I)		1,859,117	6,595,610

	Yield	Shares	Value

Securities Lending Collateral 9.91%			$91,364,686

(Cost $91,352,076)

John Hancock Collateral Investment Trust (W)	0.3328%(Y)	9,129,986	91,364,686

		Par value	Value

Short-Term Investments 3.44%			$31,700,000

(Cost $31,700,000)

Repurchase Agreement 3.44%			31,700,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated 11-30-11 at
0.1400% to be repurchased at $31,700,123 on 12-1-11, collateralized by $2,920,225
Government National Mortgage Association, 4.500% due 10-20-39 (valued at
$2,929,959, including interest) and $29,297,634 Government National Mortgage
Association, 5.000% due 8-15-39 (valued at $29,404,041, including interest)		31,700,000	31,700,000

Total investments (Cost $1,069,067,106)† 110.68%			$1,020,517,239

Other assets and liabilities, net (10.68%)			($98,499,583)

Total net assets 100.00%			$922,017,656

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

2

Natural Resources Fund
As of 11-30-11 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,076,420,256. Net unrealized depreciation aggregated $55,903,017, of which $39,929,389 related to appreciated investment securities and $95,832,406 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 11-30-11.

United States	35.1%
Canada	19.9%
United Kingdom	10.4%
Brazil	4.5%
South Africa	4.3%
Australia	3.4%
Norway	2.8%
Switzerland	2.7%
Other Countries	14.2%
Short-Term Investments & Other	2.7%

3

John Hancock Fund Natural Resources Fund
As of 11-30-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

	TOTAL		LEVEL 2	LEVEL 3
	MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	UNOBSERVABLE	UNOBSERVABLE
	11-30-11	PRICE	INPUTS	INPUTS

Common Stocks
Energy	$554,693,637	$479,864,158	$74,829,479	—
Industrials	14,954,084	—	14,954,084	—
Materials	321,209,222	199,827,011	119,905,736	$1,476,475
Warrants	6,595,610	—	6,595,610	—
Securities Lending Collateral	91,364,686	91,364,686	—	—
Short-Term Investments	31,700,000	—	31,700,000	—

Total investments in Securities	$1,020,517,239	$771,055,855	$247,984,909	$1,476,475

Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q1 11/11
1/12

John Hancock

MUTUAL FUNDS

John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 41.98%				$1,047,702,933

(Cost $1,076,180,750)

Consumer Discretionary 8.04%				200,726,373

Auto Components 0.84%
Allison Transmission, Inc. (S)	7.125	05/15/19	$4,420,000	4,165,850
Allison Transmission, Inc. (S)	11.000	11/01/15	5,615,000	5,895,750
Exide Technologies	8.625	02/01/18	2,395,000	1,916,000
Hyva Global BV (S)	8.625	03/24/16	2,600,000	2,236,000
Lear Corp.	8.125	03/15/20	3,540,000	3,823,200
Lear Corp., Series B, Escrow Certificates (I)	8.750	12/01/16	940,000	25,850
Tenneco, Inc.	6.875	12/15/20	2,545,000	2,557,725
TRW Automotive, Inc. (S)	8.875	12/01/17	340,000	363,800

Automobiles 0.37%
Chrysler Group LLC (S)	8.250	06/15/21	1,605,000	1,348,200
Ford Motor Company	6.625	10/01/28	3,444,000	3,472,131
Ford Motor Company	7.450	07/16/31	2,794,000	3,275,965
Ford Motor Credit Company LLC	8.700	10/01/14	1,100,000	1,202,254

Food Products 0.13%
Simmons Foods, Inc. (S)	10.500	11/01/17	4,065,000	3,170,700

Hotels, Restaurants & Leisure 1.85%
Ameristar Casinos, Inc.	7.500	04/15/21	1,260,000	1,260,000
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	6,830,000	3,814,693
CCM Merger, Inc. (S)	8.000	08/01/13	6,772,000	6,348,750
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	1,295,000	809
Great Canadian Gaming Corp. (S)	7.250	02/15/15	2,055,000	2,075,550
Jacobs Entertainment, Inc.	9.750	06/15/14	5,675,000	5,334,500
Landry's Holdings, Inc. (S)	11.500	06/01/14	5,420,000	5,230,300
Landry's Restaurants, Inc. (S)	11.625	12/01/15	620,000	646,350
Landry's Restaurants, Inc.	11.625	12/01/15	1,480,000	1,542,900
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	464,000	385,120
Mandalay Resort Group	6.375	12/15/11	1,940,000	1,940,000
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,015,000	90,675
MGM Resorts International	6.625	07/15/15	12,162,000	11,493,090
Mohegan Tribal Gaming Authority	7.125	08/15/14	6,100,000	3,080,500
Mohegan Tribal Gaming Authority	8.000	04/01/12	3,355,000	2,180,750
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	255,000	237,150
Waterford Gaming LLC (S)	8.625	09/15/14	1,620,746	583,341

Household Durables 0.24%
Beazer Homes USA, Inc.	6.875	07/15/15	552,000	397,440
Beazer Homes USA, Inc.	8.125	06/15/16	1,940,000	1,387,100
Beazer Homes USA, Inc.	9.125	05/15/19	1,575,000	1,027,688
Standard Pacific Corp.	8.375	05/15/18	2,020,000	1,888,700
Standard Pacific Corp.	8.375	01/15/21	1,385,000	1,277,663

Media 3.69%
AMC Entertainment, Inc.	8.000	03/01/14	5,755,000	5,567,963
AMC Entertainment, Inc.	8.750	06/01/19	1,765,000	1,782,650
AMC Entertainment, Inc.	9.750	12/01/20	4,250,000	3,867,500
Cablevision Systems Corp.	8.000	04/15/20	2,240,000	2,273,600
Cablevision Systems Corp.	8.625	09/15/17	2,405,000	2,513,225
CCH II LLC	13.500	11/30/16	7,458,017	8,595,365
CCO Holdings LLC	7.000	01/15/19	9,300,000	9,358,125
Cinemark USA, Inc.	7.375	06/15/21	2,970,000	2,962,575

1

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Cinemark USA, Inc.	8.625	06/15/19	$500,000	$537,500
Clear Channel Communications, Inc.	9.000	03/01/21	1,690,000	1,394,250
Clear Channel Communications, Inc.	10.750	08/01/16	8,340,000	5,254,200
Clear Channel Communications, Inc., PIK	11.000	08/01/16	5,089,203	2,977,184
Comcast Corp.	4.950	06/15/16	805,000	886,537
DISH DBS Corp.	7.875	09/01/19	11,082,000	11,746,920
Local TV Finance LLC, PIK (S)	9.250	06/15/15	631,721	593,818
Nexstar Broadcasting, Inc.	7.000	01/15/14	230,000	225,975
Nexstar Broadcasting, Inc., PIK	7.000	01/15/14	964,997	948,110
Quebecor Media, Inc. (CAD) (D)(S)	7.375	01/15/21	985,000	948,833
Radio One, Inc., PIK	15.000	05/24/16	733,552	616,184
Regal Entertainment Group	9.125	08/15/18	1,530,000	1,598,850
Shaw Communications, Inc. (CAD) (D)	5.500	12/07/20	1,580,000	1,629,122
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	610,000	657,164
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	1,110,000	1,191,078
Sirius XM Radio, Inc. (S)	8.750	04/01/15	7,735,000	8,392,475
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	2,015,000	0
Videotron Ltee (CAD) (D)	7.125	01/15/20	290,000	287,171
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	1,615,000	1,612,467
Virgin Media Secured Finance PLC	5.250	01/15/21	1,260,000	1,317,470
WMG Acquisition Corp. (S)	11.500	10/01/18	5,380,000	5,299,300
XM Satellite Radio, Inc. (S)	7.625	11/01/18	2,000,000	2,060,000
XM Satellite Radio, Inc. (S)	13.000	08/01/13	4,350,000	4,915,500

Multiline Retail 0.23%
Macy's Retail Holdings, Inc.	7.875	08/15/36	3,224,000	3,360,417
Michaels Stores, Inc.	11.375	11/01/16	2,310,000	2,425,500

Specialty Retail 0.59%
Automotores Gildemeister SA (S)	8.250	05/24/21	6,505,000	6,635,100
Empire Today LLC (S)	11.375	02/01/17	2,995,000	2,770,375
Gymboree Corp.	9.125	12/01/18	1,590,000	1,311,750
Hillman Group, Inc.	10.875	06/01/18	2,095,000	2,115,950
Hillman Group, Inc. (S)	10.875	06/01/18	545,000	550,450
Toys R Us Property Company II LLC	8.500	12/01/17	1,285,000	1,313,913

Textiles, Apparel & Luxury Goods 0.10%
Phillips-Van Heusen Corp.	7.375	05/15/20	2,405,000	2,555,313

Consumer Staples 2.24%				56,020,506

Beverages 0.26%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	7,218,000	4,161,122
Corp. Lindley SA (S)	6.750	11/23/21	2,410,000	2,428,075

Commercial Services & Supplies 0.15%
ARAMARK Corp.	8.500	02/01/15	3,650,000	3,741,250

Food Products 0.83%
B&G Foods, Inc.	7.625	01/15/18	2,395,000	2,487,806
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	2,310,000	2,338,875
Del Monte Foods Company (S)	7.625	02/15/19	1,265,000	1,132,175
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	2,705,000	2,778,319
JBS Finance II, Ltd. (S)	8.250	01/29/18	2,635,000	2,358,325
Marfrig Holding Europe BV (S)	8.375	05/09/18	5,434,000	3,912,480
TreeHouse Foods, Inc.	7.750	03/01/18	2,005,000	2,147,856
Viterra, Inc. (CAD) (D)	8.500	07/07/14	3,460,000	3,544,978

2

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Household Products 0.70%
Diversey, Inc.	8.250	11/15/19	$286,000	$356,070
Reynolds Group Issuer, Inc. (S)	8.250	02/15/21	870,000	739,500
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	9,481,000	8,532,900
Reynolds Group Issuer, Inc. (S)	9.250	05/15/18	2,540,000	2,311,400
Yankee Candle Company, Inc.	8.500	02/15/15	3,920,000	3,910,200
Yankee Candle Company, Inc., Series B	9.750	02/15/17	1,120,000	1,075,200
YCC Holdings LLC, PIK	10.250	02/15/16	580,000	507,500

Personal Products 0.30%
Hypermarcas SA (S)	6.500	04/20/21	7,235,000	6,294,450
Revlon Consumer Products Corp.	9.750	11/15/15	1,185,000	1,262,025

Energy 3.94%				98,213,054

Energy Equipment & Services 1.10%
Calfrac Holdings LP (S)	7.500	12/01/20	3,025,000	2,919,125
Inkia Energy, Ltd. (S)	8.375	04/04/21	6,265,000	6,296,325
Offshore Group Investments, Ltd.	11.500	08/01/15	11,005,000	11,802,863
PHI, Inc.	8.625	10/15/18	3,880,000	3,792,700
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,575,000	1,606,500
Weatherford International, Ltd.	9.625	03/01/19	800,000	1,023,427

Oil, Gas & Consumable Fuels 2.84%
Alpha Natural Resources, Inc.	6.250	06/01/21	4,880,000	4,660,400
Arch Coal, Inc. (S)	7.000	06/15/19	2,640,000	2,574,000
Arch Coal, Inc. (S)	7.250	06/15/21	3,455,000	3,351,350
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	1,845,000	1,808,100
Energy Partners, Ltd.	8.250	02/15/18	1,325,000	1,235,563
EV Energy Partners LP	8.000	04/15/19	3,025,000	2,994,750
Forbes Energy Services, Ltd.	9.000	06/15/19	2,325,000	2,162,250
Linn Energy LLC	8.625	04/15/20	2,140,000	2,236,300
MarkWest Energy Partners LP	6.500	08/15/21	2,085,000	2,126,700
McMoRan Exploration Company	11.875	11/15/14	5,375,000	5,643,750
Niska Gas Storage US LLC	8.875	03/15/18	3,090,000	3,012,750
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	6,505,000	6,179,750
Overseas Shipholding Group, Inc.	8.125	03/30/18	2,045,000	1,451,950
Pan American Energy LLC (S)	7.875	05/07/21	3,195,000	3,179,025
Pertamina Persero PT (S)	5.250	05/23/21	2,410,000	2,391,925
Pertamina Persero PT (S)	6.500	05/27/41	1,730,000	1,730,000
Petrobras International Finance Company	5.375	01/27/21	3,335,000	3,388,947
Petroleos Mexicanos	6.000	03/05/20	2,120,000	2,332,000
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	5,065,000	5,267,600
Regency Energy Partners LP	9.375	06/01/16	3,650,000	3,996,750
Valero Energy Corp.	4.500	02/01/15	485,000	517,804
Valero Energy Corp.	6.125	02/01/20	485,000	528,594
W&T Offshore, Inc. (S)	8.500	06/15/19	4,285,000	4,295,713
Westmoreland Coal Company	10.750	02/01/18	3,315,000	3,165,825
Williams Partners LP	7.250	02/01/17	460,000	540,318

Financials 13.14%				327,922,003

Capital Markets 0.96%
Affinion Group Holdings, Inc.	11.625	11/15/15	4,370,000	3,648,950
E*Trade Financial Corp.	6.750	06/01/16	2,820,000	2,749,500
Hongkong Land Treasury Services (Singapore) Pte, Ltd.
(SGD) (D)	3.860	12/29/17	2,500,000	2,032,431

3

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Macquarie Group, Ltd. (S)	7.300	08/01/14	$595,000	$625,623
Morgan Stanley (BRL) (D)(S)	11.500	10/22/20	21,601,000	10,511,726
Temasek Financial I, Ltd. (SGD) (D)	3.265	02/19/20	5,250,000	4,379,962

Commercial Banks 2.86%
ANZ National International, Ltd. (SGD) (D)	2.950	07/27/15	2,750,000	2,203,424
Banco de Galicia y Buenos Aires (S)	8.750	05/04/18	5,005,000	4,354,350
Banco Safra SA (BRL) (D)(S)	10.250	08/08/16	3,326,000	1,738,106
Banco Votorantim SA (BRL) (D)(S)	6.250	05/16/16	6,700,000	3,742,085
Bancolombia SA	5.950	06/03/21	4,395,000	4,373,025
Citizens Republic Bancorp, Inc.	5.750	02/01/13	3,500,000	3,187,079
First Tennessee Bank NA	5.050	01/15/15	508,000	501,998
M&I Marshall & Ilsley Bank	5.000	01/17/17	13,821,000	14,502,458
Regions Financial Corp.	7.375	12/10/37	2,885,000	2,358,488
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%) (S)	6.500	08/11/19	1,000,000	910,000
Standard Chartered Bank (SGD) (D)	2.220	07/05/13	6,000,000	4,711,914
State Bank of India/London (S)	4.500	07/27/15	1,400,000	1,401,513
Synovus Financial Corp.	5.125	06/15/17	760,000	631,750
The Royal Bank of Scotland PLC (SGD) (D)(P)	1.609	03/31/14	7,500,000	5,567,918
The South Financial Group, Inc. (P)	1.947	09/01/37	490,000	394,450
United Community Banks, Inc./GA (S)	7.500	09/30/15	2,075,000	1,914,188
Western Alliance Bancorp	10.000	09/01/15	2,200,000	2,288,000
Wilmington Trust Corp.	4.875	04/15/13	3,650,000	3,718,040
Wilmington Trust Corp.	8.500	04/02/18	10,405,000	12,397,599
Zions Bancorporation	6.000	09/15/15	420,000	417,136

Diversified Financial Services 7.15%
Alfa Bank OJSC (S)	7.750	04/28/21	2,150,000	1,870,500
Banco Continental SA via Continental Trustees Cayman, Ltd.
(7.375% to 10/07/2020, then 3 month LIBOR + 6.802%)
(S)	7.375	10/07/40	1,625,000	1,625,999
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands (NZD) (D)	5.125	03/12/13	4,156,000	3,295,110
Corp Andina de Fomento	3.750	01/15/16	2,010,000	2,027,801
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	2,760,000	2,862,415
Eurofima (AUD) (D)	6.000	01/28/14	8,090,000	8,534,267
European Investment Bank (NOK) (D)	4.250	02/04/15	70,100,000	12,332,952
European Investment Bank (AUD) (D)	5.375	05/20/14	13,665,000	14,084,344
European Investment Bank (NZD) (D)	6.500	09/10/14	3,920,000	3,249,730
European Investment Bank (NZD) (D)	7.000	01/18/12	2,550,000	2,000,470
Export-Import Bank of Korea (INR) (D)(S)	6.500	01/25/12	111,800,000	2,139,630
Forethought Financial Group, Inc. (S)	8.625	04/15/21	3,000,000	2,994,189
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	7.000	10/08/15	5,300,000	5,691,462
General Electric Capital Corp. (SEK) (D)	4.875	04/05/16	41,000,000	6,324,144
General Electric Capital Corp., Series A (NZD) (D)	7.625	12/10/14	14,055,000	11,951,638
Gruposura Finance (S)	5.700	05/18/21	3,175,000	3,194,050
Inter-American Development Bank (INR) (D)	4.750	01/10/14	166,600,000	3,203,711
Inter-American Development Bank (AUD) (D)	5.375	05/27/14	5,000,000	5,308,582
Inter-American Development Bank, Series INTL (NZD) (D)	7.250	05/24/12	9,930,000	7,900,758
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	495,000	499,843
Intercorp Retail Trust (S)	8.875	11/14/18	3,010,000	3,047,625
International Bank for Reconstruction & Development (NZD)
(D)	4.500	08/16/16	5,300,000	4,269,902

4

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

International Bank for Reconstruction & Development (NZD)
(D)	5.375	12/15/14	7,930,000	$6,553,871
International Finance Corp. (AUD) (D)	7.500	02/28/13	2,515,000	2,700,555
Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12/15/14	39,250,000	7,084,619
Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05/13/15	15,350,000	16,177,389
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01/19/16	10,200,000	10,795,982
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08/20/20	18,700,000	19,070,756
Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10/22/12	47,700,000,000	5,155,579
Nationstar Mortgage	10.875	04/01/15	$2,120,000	2,130,600
Ono Finance II PLC (S)	10.875	07/15/19	395,000	327,850

Insurance 1.23%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58	13,870,000	12,240,275
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	2,235,000	2,190,300
CNO Financial Group, Inc. (S)	9.000	01/15/18	3,335,000	3,501,750
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR +2.125%) (S)	6.505	02/12/67	7,270,000	5,316,188
MetLife, Inc.	6.400	12/15/36	4,300,000	3,906,670
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	1,095,000	1,012,875
XL Group PLC., Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17	3,433,000	2,660,575

Real Estate Investment Trusts 0.07%
DuPont Fabros Technology LP	8.500	12/15/17	1,630,000	1,719,650

Real Estate Management & Development 0.87%
CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08/24/17	7,750,000	6,176,883
Country Garden Holdings Company (S)	11.125	02/23/18	1,190,000	963,900
Realogy Corp. (S)	7.875	02/15/19	2,695,000	2,317,700
Realogy Corp.	11.500	04/15/17	6,055,000	4,616,938
Realogy Corp.	12.000	04/15/17	7,586,484	5,689,863
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	2,640,000	1,940,400

Health Care 1.82%				45,524,731

Biotechnology 0.15%
Grifols, Inc. (S)	8.250	02/01/18	1,390,000	1,431,700
Kinetic Concepts, Inc. (S)	10.500	11/01/18	2,485,000	2,385,600

Health Care Equipment & Supplies 0.09%
Alere, Inc.	8.625	10/01/18	2,460,000	2,367,750

Health Care Providers & Services 1.27%
BioScrip, Inc.	10.250	10/01/15	4,931,000	4,832,380
Community Health Systems, Inc.	8.875	07/15/15	7,125,000	7,320,938
ExamWorks Group, Inc. (S)	9.000	07/15/19	5,960,000	5,319,300
HCA, Inc.	7.500	02/15/22	8,195,000	8,072,075
HCA, Inc.	8.000	10/01/18	1,600,000	1,638,000
HCA, Inc.	8.500	04/15/19	3,615,000	3,904,200
LifePoint Hospitals, Inc.	6.625	10/01/20	480,000	489,600
Vanguard Health Systems, Inc. (Z)	Zero	02/01/16	53,000	33,920

Pharmaceuticals 0.31%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	4,688,018	4,688,018
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	2,740,000	2,815,350
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	240,000	225,900

5

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 3.82%				95,333,970

Aerospace & Defense 0.26%
Bombardier, Inc. (S)	7.750	03/15/20	$730,000	$781,100
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	2,485,000	2,503,638
TransDigm, Inc.	7.750	12/15/18	3,080,000	3,172,400

Airlines 1.18%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	2,806,947	2,596,426
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	1,634,409	1,618,065
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,894,633	1,927,789
Delta Air Lines, Inc. (S)	9.500	09/15/14	3,432,000	3,500,640
Delta Air Lines, Inc. (S)	12.250	03/15/15	2,405,000	2,549,300
Global Aviation Holdings, Inc.	14.000	08/15/13	3,983,000	3,385,550
TAM Capital 3, Inc. (S)	8.375	06/03/21	4,025,000	4,055,188
TAM Capital, Inc.	7.375	04/25/17	1,430,000	1,422,850
United Air Lines, Inc. (S)	9.875	08/01/13	347,000	354,808
United Air Lines, Inc. (S)	12.000	11/01/13	4,610,000	4,759,825
United Air Lines, Inc.	12.750	07/15/12	726,739	755,809
United Air Lines, Inc. 2009-1 Pass Through Trust	10.400	11/01/16	859,999	937,399
United Air Lines, Inc. 2009-2A Pass Through Trust	9.750	01/15/17	1,391,820	1,524,043

Building Products 0.23%
Euramax International, Inc. (S)	9.500	04/01/16	1,085,000	862,575
Nortek, Inc. (S)	8.500	04/15/21	1,740,000	1,431,150
Nortek, Inc. (S)	10.000	12/01/18	3,340,000	3,106,200
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	347,325

Commercial Services & Supplies 0.41%
Avis Budget Car Rental LLC	9.625	03/15/18	1,655,000	1,667,413
Covanta Holding Corp.	7.250	12/01/20	5,490,000	5,616,396
Garda World Security Corp. (S)	9.750	03/15/17	2,820,000	2,820,000

Construction & Engineering 0.27%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	2,996,330	3,056,257
Tutor Perini Corp.	7.625	11/01/18	3,975,000	3,676,875

Construction Materials 0.07%
Votorantim Cimentos SA (S)	7.250	04/05/41	1,705,000	1,649,588

Electrical Equipment 0.29%
Coleman Cable, Inc.	9.000	02/15/18	2,550,000	2,550,000
WPE International Cooperatief UA (S)	10.375	09/30/20	5,540,000	4,764,400

Industrial Conglomerates 0.45%
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	6.750	02/18/14	2,200,000	2,335,034
Grupo KUO SAB de CV (S)	9.750	10/17/17	3,502,000	3,712,120
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	850,000	890,590
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	2,395,000	2,407,449
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	1,815,000	1,769,625
Smiths Group PLC (S)	7.200	05/15/19	190,000	228,498

Machinery 0.20%
Lonking Holdings, Ltd. (S)	8.500	06/03/16	2,522,000	2,244,580
Thermadyne Holdings Corp.	9.000	12/15/17	1,875,000	1,875,000
Volvo Treasury AB (S)	5.950	04/01/15	850,000	903,315

Marine 0.10%
Navios Maritime Holdings, Inc.	8.125	02/15/19	2,075,000	1,597,750
Navios South American Logistics, Inc. (S)	9.250	04/15/19	1,120,000	975,800

6

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Professional Services 0.03%
Emergency Medical Services Corp.	8.125	06/01/19	$650,000	$638,625

Road & Rail 0.20%
Swift Services Holdings, Inc.	10.000	11/15/18	3,115,000	3,239,600
Western Express, Inc. (S)	12.500	04/15/15	4,810,000	1,779,700

Transportation Infrastructure 0.13%
SCF Capital, Ltd. (S)	5.375	10/27/17	3,810,000	3,343,275

Information Technology 0.62%				15,394,001

Communications Equipment 0.02%
EH Holding Corp. (S)	7.625	06/15/21	475,000	466,688

Computers & Peripherals 0.17%
Seagate HDD Cayman (S)	7.000	11/01/21	4,175,000	4,175,000

Electronic Equipment, Instruments & Components 0.07%
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	1,745,000	1,819,163

IT Services 0.25%
Brightstar Corp. (S)	9.500	12/01/16	5,150,000	5,175,750
Equinix, Inc.	8.125	03/01/18	960,000	1,022,400

Software 0.11%
First Data Corp. (S)	8.875	08/15/20	2,735,000	2,735,000

Materials 4.63%				115,455,417

Chemicals 0.57%
American Pacific Corp.	9.000	02/01/15	2,185,000	2,116,719
Braskem Finance, Ltd. (S)	5.750	04/15/21	1,055,000	1,039,175
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,250,000	2,362,500
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	1,495,000	1,457,625
Ferro Corp.	7.875	08/15/18	375,000	374,063
Fufeng Group, Ltd. (S)	7.625	04/13/16	6,625,000	5,432,500
Nova Chemicals Corp.	6.500	01/15/12	125,000	125,000
Rhodia SA (S)	6.875	09/15/20	1,245,000	1,391,288

Construction Materials 0.18%
Cemex Finance LLC (S)	9.500	12/14/16	1,490,000	1,195,725
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	2,305,000	2,097,550
Vulcan Materials Company	7.500	06/15/21	1,215,000	1,199,813

Containers & Packaging 1.04%
AEP Industries, Inc.	8.250	04/15/19	2,925,000	2,881,125
Ball Corp.	6.750	09/15/20	3,566,000	3,806,705
Berry Plastics Corp.	8.250	11/15/15	3,670,000	3,890,200
Berry Plastics Corp.	9.750	01/15/21	1,255,000	1,198,525
Cascades, Inc.	7.875	01/15/20	745,000	715,200
Graham Packaging Company LP	9.875	10/15/14	375,000	379,688
Graphic Packaging International, Inc.	7.875	10/01/18	283,000	301,395
Graphic Packaging International, Inc.	9.500	06/15/17	2,375,000	2,588,750
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,700,000	5,076,000
Polymer Group, Inc. (S)	7.750	02/01/19	480,000	486,000
Pretium Packaging LLC (S)	11.500	04/01/16	1,320,000	1,306,800
Solo Cup Company	10.500	11/01/13	3,252,000	3,284,520

7

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Metals & Mining 1.97%
APERAM (S)	7.750	04/01/18	$1,690,000	$1,444,950
CSN Islands XI Corp. (S)	6.875	09/21/19	510,000	531,675
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15	2,050,000	1,968,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	2,205,000	2,089,238
Gerdau Holdings, Inc. (S)	7.000	01/20/20	1,175,000	1,224,938
Gerdau Trade, Inc. (S)	5.750	01/30/21	4,610,000	4,425,600
Metinvest BV (S)	8.750	02/14/18	3,905,000	3,358,300
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	7,575,000	5,454,000
Rain CII Carbon LLC (S)	8.000	12/01/18	8,595,000	8,498,306
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	1,465,000	1,933,322
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	1,150,000	1,546,031
SunCoke Energy, Inc. (S)	7.625	08/01/19	4,735,000	4,640,300
Teck Resources, Ltd.	10.750	05/15/19	505,000	621,150
Thompson Creek Metals Company, Inc. (S)	7.375	06/01/18	2,775,000	2,331,000
Vale Overseas, Ltd.	4.625	09/15/20	2,005,000	2,004,152
Vedanta Resources PLC (S)	8.250	06/07/21	5,888,000	4,739,840
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	2,930,000	2,219,475

Paper & Forest Products 0.87%
AbitibiBowater, Inc. (S)	10.250	10/15/18	2,175,000	2,365,313
Celulosa Arauco y Constitucion SA	5.000	01/21/21	1,705,000	1,745,061
Clearwater Paper Corp.	10.625	06/15/16	195,000	216,450
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	1,735,000	1,743,675
Mercer International, Inc.	9.500	12/01/17	2,365,000	2,376,825
Sappi Papier Holding GmbH (S)	6.625	04/15/21	1,050,000	903,000
Sappi Papier Holding GmbH (S)	7.500	06/15/32	5,410,000	4,300,950
Suzano Trading, Ltd. (S)	5.875	01/23/21	5,995,000	5,395,500
Verso Paper Holdings LLC	8.750	02/01/19	4,110,000	2,671,500

Telecommunication Services 3.05%				76,020,558

Communications Equipment 0.07%
Sable International Finance, Ltd. (S)	7.750	02/15/17	915,000	889,838
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	1,000,000	825,213

Diversified Telecommunication Services 1.80%
AT&T, Inc.	6.700	11/15/13	1,240,000	1,369,714
Axtel SAB de CV (S)	7.625	02/01/17	4,015,000	2,930,950
Axtel SAB de CV (S)	9.000	09/22/19	3,250,000	2,372,500
Brasil Telecom SA (BRL) (D)(S)	9.750	09/15/16	4,668,000	2,529,732
Cincinnati Bell, Inc.	8.750	03/15/18	3,425,000	3,048,250
Crown Castle Towers LLC (S)	4.883	08/15/20	2,890,000	2,973,738
Frontier Communications Corp.	7.125	03/15/19	710,000	639,000
Frontier Communications Corp.	8.500	04/15/20	1,500,000	1,425,000
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	3,215,000	3,127,117
GTP Towers Issuer LLC (S)	8.112	02/15/15	3,165,000	3,256,684
Intelsat Luxembourg SA	11.250	02/04/17	7,865,000	7,235,800
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	2,705,000	2,481,838
Level 3 Financing, Inc.	10.000	02/01/18	540,000	553,500
Satmex Escrow SA de CV	9.500	05/15/17	3,043,000	3,073,430
West Corp.	11.000	10/15/16	6,145,000	6,475,294
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,635,000	1,426,538

Wireless Telecommunication Services 1.18%
American Tower Corp.	7.000	10/15/17	1,890,000	2,171,173
CC Holdings GS V LLC (S)	7.750	05/01/17	1,250,000	1,346,875

8

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

Data & Audio Visual Enterprises Wireless, Inc. (CAD) (D)	9.500	04/29/18	2,300,000	$1,939,311
Digicel Group, Ltd. (S)	8.875	01/15/15	$1,680,000	1,654,800
Digicel, Ltd. (S)	8.250	09/01/17	4,070,000	4,008,950
Nextel Communications, Inc.	6.875	10/31/13	1,120,000	1,092,000
Nextel Communications, Inc.	7.375	08/01/15	5,275,000	4,642,000
NII Capital Corp.	8.875	12/15/19	2,205,000	2,337,300
NII Capital Corp.	10.000	08/15/16	695,000	788,825
SBA Tower Trust (S)	5.101	04/15/17	1,495,000	1,569,750
Sprint Capital Corp.	8.375	03/15/12	2,920,000	2,971,100
Sprint Capital Corp.	8.750	03/15/32	4,980,000	3,871,950
Sprint Nextel Corp. (S)	9.000	11/15/18	985,000	992,388

Utilities 0.68%				17,092,320

Electric Utilities 0.46%
Appalachian Power Company	5.000	06/01/17	900,000	987,316
Centrais Eletricas do Para SA (S)	10.500	06/03/16	2,675,000	2,620,390
Cia de Eletricidade do Estado da Bahia (BRL) (D)(S)	11.750	04/27/16	3,317,000	1,880,126
Dubai Electricity & Water Authority (S)	7.375	10/21/20	3,050,000	3,019,500
Texas Competitive Electric Holdings Company LLC (S)	11.500	10/01/20	1,275,000	1,058,250
United Maritime Group LLC	11.750	06/15/15	1,830,000	1,848,300

Independent Power Producers & Energy Traders 0.11%
AES Andres Dominicana, Ltd. (S)	9.500	11/12/20	2,925,000	2,917,688

Water Utilities 0.11%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	2,700,000	2,760,750

Foreign Government
Obligations 28.74%				$717,241,589

(Cost $709,218,909)

Argentina 0.71%				17,690,663

Provincia de Buenos Aires (S)	10.875	01/26/21	2,585,000	1,835,350
Provincia de Buenos Aires (S)	11.750	10/05/15	3,550,000	3,070,750
Provincia de Cordoba (S)	12.375	08/17/17	2,485,000	2,062,550
Provincia de Neuquen Argentina (S)	7.875	04/26/21	5,005,000	4,967,463
Republic of Argentina	7.000	10/03/15	1,565,000	1,369,375
Republic of Argentina	8.750	06/02/17	4,955,000	4,385,175

Australia 2.29%				57,152,554

New South Wales Treasury Corp. (AUD) (D)	6.000	04/01/16	4,915,000	5,423,926
New South Wales Treasury Corp. (AUD) (D)	6.000	05/01/20	20,000,000	22,405,140
New South Wales Treasury Corp., Series 12 (AUD) (D)	6.000	05/01/12	10,571,000	10,957,102
Queensland Treasury Corp. (AUD) (D)	6.000	10/21/15	17,000,000	18,366,386

Canada 3.55%				88,600,051

Canada Housing Trust No 1 (CAD) (D)(S)	2.750	06/15/16	11,180,000	11,441,537
Government of Canada (CAD) (D)	2.500	06/01/15	11,710,000	11,977,391
Government of Canada (CAD) (D)	3.000	12/01/15	10,535,000	10,997,117
Government of Canada (CAD) (D)	4.000	06/01/16	12,390,000	13,513,537
Ontario School Boards Financing Corp., Series 01A2 (CAD)
(D)	6.250	10/19/16	3,815,000	4,440,803
Province of Ontario	3.150	12/15/17	3,495,000	3,678,229
Province of Ontario (CAD) (D)	4.500	03/08/15	6,000,000	6,435,198
Province of Ontario (CAD) (D)	4.750	06/02/13	4,610,000	4,757,482

9

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Canada (continued)

Province of Ontario (NZD) (D)	6.250	06/16/15	12,870,000	$10,846,787
Province of Quebec (CAD) (D)	5.250	10/01/13	5,870,000	6,171,975
Province of Quebec (NZD) (D)	6.750	11/09/15	5,060,000	4,339,995

Chile 0.08%				1,880,625

Republic of Chile	3.875	08/05/20	$1,770,000	1,880,625

Colombia 0.00%				110,990

Republic of Colombia	10.000	01/23/12	110,000	110,990

Indonesia 3.01%				75,021,589

Republic of Indonesia (S)	5.875	03/13/20	1,365,000	1,515,150
Republic of Indonesia (IDR) (D)	8.250	07/15/21	232,740,000,000	28,213,785
Republic of Indonesia (IDR) (D)	9.500	06/15/15	130,720,000,000	16,085,577
Republic of Indonesia (IDR) (D)	9.500	07/15/31	116,800,000,000	15,188,487
Republic of Indonesia (IDR) (D)	10.000	07/15/17	74,110,000,000	9,605,315
Republic of Indonesia (IDR) (D)	12.500	03/15/13	23,855,000,000	2,858,025
Republic of Indonesia (IDR) (D)	14.250	06/15/13	12,500,000,000	1,555,250

Malaysia 1.37%				34,302,889

Government of Malaysia (MYR) (D)
Bond	3.835	08/12/15	69,750,000	22,394,918
Government of Malaysia (MYR) (D)
Bond	4.262	09/15/16	36,400,000	11,907,971

Mexico 0.77%				19,215,830

Government of Mexico	5.625	01/15/17	520,000	588,380
Government of Mexico	5.875	02/17/14	550,000	598,950
Government of Mexico (MXN) (D)	7.500	06/21/12	228,087,300	16,993,150
Government of Mexico	8.125	12/30/19	360,000	518,400
Government of Mexico, Series A	6.375	01/16/13	490,000	516,950

New Zealand 3.33%				83,048,763

Dominion of New Zealand (NZD) (D)	5.000	03/15/19	7,100,000	5,958,450
Dominion of New Zealand (NZD) (D)	6.000	05/15/21	26,800,000	24,053,235
Government of New Zealand, Series 1217 (NZD) (D)	6.000	12/15/17	55,060,000	48,749,549
New Zealand Government Bond (NZD) (D)	6.000	04/15/15	5,000,000	4,287,529

Norway 1.18%				29,461,814

Government of Norway (NOK) (D)	4.500	05/22/19	32,043,000	6,392,101
Government of Norway (NOK) (D)	5.000	05/15/15	68,377,000	13,254,442
Government of Norway (NOK) (D)	6.500	05/15/13	52,700,000	9,815,271

Peru 0.06%				1,521,625

Republic of Peru
Bond	7.350	07/21/25	1,175,000	1,521,625

Philippines 2.88%				71,783,587

Republic of Philippines (PHP) (D)	5.875	12/16/20	321,278,240	7,585,717
Republic of Philippines (PHP) (D)	6.250	01/14/36	895,000,000	20,082,101
Republic of Philippines (PHP) (D)	6.500	04/28/21	491,400,000	12,043,229
Republic of Philippines (PHP) (D)	8.125	12/16/35	653,520,160	17,329,266
Republic of Philippines (PHP) (D)	4.950	01/15/21	659,000,000	14,743,274

Singapore 3.32%				82,923,896

Republic of Singapore (SGD) (D)	1.375	10/01/14	14,975,000	12,009,409

10

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Singapore (continued)

Republic of Singapore (SGD) (D)	1.625	04/01/13	11,750,000	$9,341,610
Republic of Singapore (SGD) (D)	2.375	04/01/17	13,000,000	10,975,625
Republic of Singapore (SGD) (D)	2.875	07/01/15	36,650,000	30,988,230
Republic of Singapore (SGD) (D)	3.250	09/01/20	22,210,000	19,609,022

South Korea 4.01%				100,037,319

Republic of Korea (SGD) (D)	2.440	05/25/12	2,500,000	1,958,503
Republic of Korea (KRW) (D)	3.500	06/10/14	14,400,000,000	12,639,425
Republic of Korea (KRW) (D)	4.000	03/10/16	31,200,000,000	27,849,638
Republic of Korea (KRW) (D)	4.250	06/10/21	16,930,000,000	15,387,706
Republic of Korea	4.375	08/10/15	$485,000	500,938
Republic of Korea (KRW) (D)	5.000	06/10/20	14,205,000,000	13,547,508
Republic of Korea, Series 1212 (KRW) (D)	4.250	12/10/12	6,535,000,000	5,768,060
Republic of Korea, Series 1809 (KRW) (D)	5.750	09/10/18	22,780,000,000	22,385,541

Sweden 2.01%				50,062,231

Kingdom of Sweden (SEK) (D)	3.750	08/12/17	100,575,000	16,770,798
Kingdom of Sweden (SEK) (D)	4.500	08/12/15	82,300,000	13,694,269
Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12/01/20	67,615,000	12,715,763
Svensk Exportkredit AB (NZD) (D)	7.625	06/30/14	8,075,000	6,881,401

Turkey 0.07%				1,826,088

Republic of Turkey	6.750	05/30/40	1,735,000	1,826,088

Ukraine 0.10%				2,601,075

City of Kyiv	9.375	07/11/16	1,245,000	958,650
Government of Ukraine (S)	6.580	11/21/16	515,000	448,050
Government of Ukraine (S)	7.950	02/23/21	1,365,000	1,194,375

Capital Preferred Securities 3.06%				$76,376,318

(Cost $79,418,346)

Financials 3.06%				76,376,318

Commercial Banks 2.46%
Banponce Trust I, Series A	8.327	02/01/27	750,000	517,500
BB&T Capital Trust IV (6.820% to 06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month LIBOR + 2.108%)	6.820	06/12/57	1,175,000	1,172,063
Cullen/Frost Capital Trust II (P)	2.077	03/01/34	3,479,000	2,845,773
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	8,028,000	7,747,020
First Midwest Capital Trust I, Series B	6.950	12/01/33	1,464,000	1,328,580
First Tennessee Capital II	6.300	04/15/34	2,879,000	2,467,320
Keycorp Capital VII	5.700	06/15/35	2,515,000	2,433,263
M&T Capital Trust II	8.277	06/01/27	1,630,000	1,666,316
M&T Capital Trust III	9.250	02/01/27	480,000	486,028
PNC Financial Services Group, Inc. (Q)	6.750	08/01/21	4,515,000	4,383,930
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR 1.290%)	6.625	05/15/47	9,070,000	7,256,000
Republic New York Capital I	7.750	11/15/26	420,000	394,800
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month
LIBOR + 1.965%)	6.100	12/15/36	4,070,000	4,008,950
SunTrust Preferred Capital I (5.853% to 12/15/2011, then 3
month LIBOR + 0.645%) (Q)	5.853	12/15/11	9,340,000	6,491,300
The South Financial Group, Inc. (1.630% to 12/15/2012, then
1 month LIBOR + 1.320%)	1.630	09/15/37	2,200,000	1,771,000

11

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

USB Capital IX (Q)	3.500	01/15/12	$3,519,000	$2,473,892
Wachovia Capital Trust III (5.80% to 12/15/2011, then 3
month LIBOR + 0.930%) (Q)	5.800	12/15/11	16,635,000	14,056,575

Consumer Finance 0.07%
North Fork Capital Trust II	8.000	12/15/27	1,865,000	1,771,750

Diversified Financial Services 0.53%
Citigroup Capital XXI (8.300% to 12/21/2037, then 3 month
LIBOR + 4.170%)	8.300	12/21/57	1,690,000	1,694,225
JPMorgan Chase Capital XXIII (1.261% to 05/15/2047, then
3 month LIBOR + 2.030%)	1.261	05/15/47	9,746,000	6,830,270
JPMorgan Chase Capital XXII	6.450	02/02/37	4,197,000	4,151,794
Susquehanna Capital II	11.000	03/23/40	415,000	427,969

Convertible Bonds 1.63%				$40,572,744

(Cost $41,702,694)

Consumer Discretionary 0.63%				15,636,228

Automobiles 0.39%
Ford Motor Company	4.250	11/15/16	6,965,000	9,768,413

Household Durables 0.11%
Lennar Corp. (S)	2.750	12/15/20	2,500,000	2,643,750

Media 0.13%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	2,509,000	3,224,065

Energy 0.14%				3,535,088

Oil, Gas & Consumable Fuels 0.14%
Chesapeake Energy Corp.	2.250	12/15/38	3,445,000	2,919,638
Chesapeake Energy Corp.	2.500	05/15/37	660,000	615,450

Financials 0.25%				6,275,649

Capital Markets 0.13%
Ares Capital Corp. (S)	5.750	02/01/16	3,550,000	3,354,750

Real Estate Investment Trusts 0.12%
Dundee International (CAD) (D)	5.500	07/31/18	1,095,000	1,011,958
Prologis LP	3.250	03/15/15	600,000	612,750
Transglobe Apartment Real Estate Investment Trust (CAD)
(D)	5.400	09/30/18	1,370,000	1,296,191

Health Care 0.14%				3,435,804

Biotechnology 0.11%
Dendreon Corp.	2.875	01/15/16	3,029,000	2,127,873
Gilead Sciences, Inc.	1.000	05/01/14	455,000	488,556

Health Care Equipment & Supplies 0.03%
Teleflex, Inc.	3.875	08/01/17	690,000	819,375

Industrials 0.17%				4,162,400

Airlines 0.17%
United Continental Holdings, Inc.	4.500	06/30/21	4,730,000	4,162,400

12

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology 0.30%				7,527,575

Internet Software & Services 0.25%
Equinix, Inc.	4.750	06/15/16	$4,505,000	$6,261,950

Software 0.05%
Electronic Arts, Inc. (S)	0.750	07/15/16	1,250,000	1,265,625

Municipal Bonds 0.46%				$11,479,713

(Cost $10,131,163)

California 0.06%				1,451,912

City of Long Beach	7.282	11/01/30	480,000	490,277
State of California	6.200	10/01/19	845,000	961,635

District of Columbia 0.07%				1,625,746

Metropolitan Washington Airports Authority, Series D	8.000	10/01/47	1,505,000	1,625,746

Florida 0.05%				1,121,480

Florida Governmental Utility Authority	7.084	10/01/40	1,000,000	1,121,480

Georgia 0.09%				2,261,327

Municipal Electric Authority of Georgia	7.055	04/01/57	2,280,000	2,261,327

Ohio 0.13%				3,354,099

American Municipal Power, Inc. (Ohio)	8.084	02/15/50	2,450,000	3,354,099

Texas 0.04%				1,053,458

Dallas-Fort Worth International Airport Facilities Improvement	7.000	01/01/16	1,015,000	1,053,458

Washington 0.02%				611,691

Washington State Convention Center Public Facilities District	6.790	07/01/40	505,000	611,691

Term Loans (M) 3.47%				$86,657,275

(Cost $94,093,430)

Consumer Discretionary 1.38%				34,501,102

Hotels, Restaurants & Leisure 0.72%
Caesars Entertainment Operating Company, Inc.	4.668	01/28/18	6,775,000	5,483,516
CCM Merger, Inc.	7.000	03/01/17	948,042	939,747
Harrah's Las Vegas Propco LLC	3.243	02/13/13	10,530,000	7,686,900
Kalispel Tribal Economic Authority	7.500	02/25/17	2,277,804	2,095,580
Las Vegas Sands LLC	2.840	11/23/16	1,941,908	1,858,164

Media 0.58%
Clear Channel Communications, Inc.	3.910	01/28/16	4,880,635	3,629,972
Hubbard Broadcasting, Inc.	8.750	04/30/18	400,000	396,000
Mood Media Corp.	7.000	04/30/18	1,785,525	1,644,915
Mood Media Corp.	10.250	10/31/18	640,000	592,000
Primedia, Inc.	7.500	01/13/18	7,984,988	7,306,264
Vertis, Inc.	11.750	12/31/15	1,465,193	961,533

Multiline Retail 0.08%
Michaels Stores, Inc.	2.662	10/31/13	1,965,129	1,906,511

13

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples 0.07%				1,710,111

Personal Products 0.07%
Revlon Consumer Products Corp.	4.750	11/17/17	$1,730,663	$1,710,111

Financials 0.23%				5,728,263

Real Estate Investment Trusts 0.07%
iStar Financial, Inc.	7.000	06/30/14	1,875,000	1,800,000

Real Estate Management & Development 0.16%
Realogy Corp.	3.204	10/10/13	375,225	343,518
Realogy Corp.	3.441	10/10/13	3,525,895	3,227,957
Realogy Corp.	13.500	10/15/17	365,000	356,788

Health Care 0.28%				7,120,698

Health Care Providers & Services 0.28%
Catalent Pharma Solutions, Inc.	2.510	04/10/14	3,082,312	2,908,932
Community Health Systems, Inc.	2.510	07/25/14	120,901	116,549
Community Health Systems, Inc.	2.754	07/25/14	1,885,155	1,817,289
National Mentor Holdings, Inc.	7.000	02/09/17	2,462,625	2,277,928

Industrials 0.70%				17,450,971

Aerospace & Defense 0.13%
Hawker Beechcraft Acquisition Company LLC	2.369	03/26/14	4,248,565	3,150,009

Airlines 0.45%
Delta Air Lines, Inc.	5.500	04/20/17	4,688,250	4,459,698
US Airways Group, Inc.	2.760	03/21/14	7,979,653	6,834,573

Trading Companies & Distributors 0.12%
Bourland & Leverich Supply Company LLC	11.000	08/13/15	1,292,000	1,246,780
Travelport LLC	4.869	08/21/15	2,122,200	1,759,911

Information Technology 0.13%				3,220,652

Software 0.13%
First Data Corp.	3.007	09/24/14	370,139	326,879
First Data Corp.	4.257	03/24/18	3,478,092	2,893,773

Materials 0.15%				3,637,875

Containers & Packaging 0.15%
Consolidated Container Company LLC	5.750	09/28/14	4,450,000	3,637,875

Telecommunication Services 0.42%				10,452,880

Diversified Telecommunication Services 0.42%
Intelsat Jackson Holdings SA	3.391	02/01/14	4,000,000	3,790,000
Intelsat Jackson Holdings SA	5.250	04/02/18	3,472,550	3,434,352
LightSquared LP	12.000	10/01/14	1,195,700	526,108
Unitek Global Services	9.000	04/16/18	2,786,000	2,702,420

Utilities 0.11%				2,834,723

Electric Utilities 0.11%
Texas Competitive Electric Holdings Company LLC	3.764	10/10/14	1,482,131	1,073,804
Texas Competitive Electric Holdings Company LLC	4.748	10/10/17	2,703,906	1,760,919

14

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Collateralized Mortgage
Obligations 3.79%				$94,722,691

(Cost $97,681,108)

Commercial & Residential 3.42%				85,367,536

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1	2.689	04/25/35	$4,059,266	3,725,732
American Home Mortgage Assets
Series 2006-6, Class XP IO	1.280	12/25/46	12,300,864	756,716
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	430,000	454,370
Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.607	01/25/35	2,158,682	1,796,127
Bear Stearns Alt-A Trust
Series 2004-13, Class A1 (P)	0.997	11/25/34	4,902,818	4,253,896
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.756	02/25/37	3,021,506	2,876,661
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.697	09/20/46	7,736,428	479,358
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.202	09/19/44	30,379,965	1,430,778
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, Class X2 IO	2.461	03/19/45	49,323,064	1,980,247
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4 (P)	6.073	07/10/38	2,735,000	2,996,373
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.073	07/10/38	4,245,000	4,211,613
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09/25/35	3,176,741	2,658,068
Harborview Mortgage Loan Trust
Series 2005-2, Class IX IO	2.202	05/19/35	20,425,033	1,011,460
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.185	09/19/35	8,147,813	387,283
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.349	05/19/47	16,281,968	107,461
Harborview Mortgage Loan Trust
Series 2007-4, Class ES IO	0.350	07/19/47	20,297,905	109,609
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO (S)	0.342	08/19/37	13,611,478	86,297
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.083	10/25/36	21,765,290	1,169,884
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO	1.747	10/25/36	22,637,889	1,169,700
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.072	04/15/45	6,111,000	6,259,198
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4	5.440	06/12/47	3,830,000	4,049,651
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,120,000	5,107,891
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,985,000	3,247,913
MLCC Mortgage Investors, Inc. (P)	3.818	01/25/37	13,349,712	12,348,230
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	2,725,000	2,838,447
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.505	10/25/34	2,181,375	1,748,935

15

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (P)	5.874	11/25/34	$1,593,188	$1,540,603
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.500	12/25/33	2,720,559	2,462,511
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.498	10/25/45	142,800,346	7,056,779
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	1.666	04/25/45	63,965,472	3,101,769
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1 (P)	0.857	10/25/45	1,840,463	266,022
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class B1 (P)	0.857	04/25/45	2,988,853	369,222
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.634	12/25/34	1,438,263	1,297,262
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.115	04/25/35	2,384,694	2,011,470

U.S. Government Agency 0.37%				9,355,155

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	3,196,684	451,549
Federal National Mortgage Association
Series 402, Class 3 IO	4.000	11/25/39	2,587,941	383,171
Federal National Mortgage Association
Series 402, Class 4 IO	4.000	10/25/39	4,452,058	691,683
Federal National Mortgage Association
Series 402, Class 7 IO	4.500	11/25/39	6,042,088	822,525
Federal National Mortgage Association
Series 406, Class 3 IO	4.000	01/25/41	13,262,043	1,741,906
Federal National Mortgage Association
Series 407, Class 4 IO	4.500	03/25/41	19,075,698	2,511,469
Federal National Mortgage Association
Series 407, Class 7 IO	5.000	03/25/41	10,599,591	1,870,655
Federal National Mortgage Association
Series 407, Class 8 IO	5.000	03/25/41	4,948,491	882,197

Asset Backed Securities 0.73%				$18,194,434

(Cost $17,425,696)

Asset Backed Securities 0.73%				18,194,434

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09/20/22	1,225,000	1,071,875
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	4,090,000	4,171,800
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	6,018,000	6,059,344
Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD)(D)(S)	1.926	06/15/13	1,060,557	1,040,759
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	5,737,625	5,850,656

16

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Preferred Securities 3.15%		$78,523,339

(Cost $89,111,668)

Consumer Discretionary 0.25%		6,252,361

Automobiles 0.10%
General Motors Company, Series B, 4.750%	70,778	2,416,361

Hotels, Restaurants & Leisure 0.15%
Greektown Superholdings, Inc. (I)	55,025	3,836,000

Energy 0.13%		3,141,027

Oil, Gas & Consumable Fuels 0.13%
Apache Corp., Series D, 6.000%	55,222	3,141,027

Financials 2.38%		59,454,021

Commercial Banks 1.33%
HSBC USA, Inc., 6.500%	211,925	5,190,043
SunTrust Capital IX, 7.875%	303,500	7,663,375
Wells Fargo & Company, Series L, 7.500%	6,150	6,482,100
Zions Bancorporation, Series C, 9.500%	548,000	13,831,520

Diversified Financial Services 0.29%
Citigroup, Inc., 7.500%	60,480	5,095,440
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%), 8.125%	108,375	2,059,125

Insurance 0.46%
Calenergy Capital Trust III, 6.500%	28,900	1,416,100
MetLife, Inc., 5.000%	167,289	10,169,498

Real Estate Investment Trusts 0.30%
FelCor Lodging Trust, Inc., Series A, 1.950%	153,623	3,279,851
Strategic Hotels & Resorts, Inc., Series C, 8.250%	160,775	4,266,969

Utilities 0.39%		9,675,930

Electric Utilities 0.39%
PPL Corp., 8.750%	175,990	9,675,930

Common Stocks 3.50%		$87,470,144

(Cost $81,389,079)

Consumer Discretionary 0.20%		5,033,340

Hotels, Restaurants & Leisure 0.01%
Greektown Superholdings, Inc. (I)	3,048	212,488

Media 0.19%
Charter Communications, Inc., Class A (I)	84,100	4,446,367
Vertis Holdings, Inc. (I)	110,794	374,485

Energy 0.24%		6,029,309

Oil, Gas & Consumable Fuels 0.24%
OGX Petroleo e Gas Participacoes SA (I)	552,232	4,263,090
YPF SA ADR	50,449	1,766,219

Financials 0.34%		8,563,421

Capital Markets 0.12%
Apollo Investment Corp.	90,214	650,443
Ares Capital Corp.	157,096	2,444,414

17

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

			Shares	Value

Financials (continued)

Commercial Banks 0.11%
Talmer Bank & Trust Company (I)(R)			372,222	2,658,573

Real Estate Investment Trusts 0.11%
Dundee International			55,606	525,557
Plum Creek Timber Company, Inc.			31,969	1,177,738
Weyerhaeuser Company			65,914	1,106,696

Telecommunication Services 0.47%				11,711,580

Diversified Telecommunication Services 0.47%
AT&T, Inc.			195,821	5,674,893
Verizon Communications, Inc.			159,997	6,036,687

Utilities 2.25%				56,132,494

Electric Utilities 0.76%
Entergy Corp.			90,435	6,363,007
FirstEnergy Corp.			134,776	5,993,489
Progress Energy, Inc.			119,351	6,490,307

Multi-Utilities 1.49%
Alliant Energy Corp.			148,433	6,265,357
Consolidated Edison, Inc.			102,358	6,082,112
DTE Energy Company			117,918	6,208,383
NSTAR			132,581	6,031,110
OGE Energy Corp.			121,840	6,452,646
Xcel Energy, Inc.			237,584	6,246,083

Issuer			Notional par	Value

Options Purchased 0.00%				$84,560

(Cost $1,060,000)

Call Options 0.00%				84,560

Over the Counter Purchase Call on the USD vs. JPY (Expiration Date:12/20/2011;
Strike Price $81; Counterparty: UBS Securities LLC) (I)			80,000,000	84,560

		Maturity	Par value
	Rate (%)	date		Value

Short-Term Investments 3.21%				$80,207,547

(Cost $80,207,547)

Repurchase Agreement 2.51%				62,707,547

Repurchase Agreement with State Street Corp. dated 11-30-
11 at 0.010% to be repurchased at $62,707,564 on 12-1-
11, collaterlized by $63,860,000 Federal Home Loan Bank,
0.220% due 10-26-12 (value at $63,939,825, including
interest) and $30,000 U.S. Treasury Notes, 1.375% due 5-
15-13 (valued at $30,502, including interest)			62,707,547	62,707,547

U.S. Government Agency 0.70%				17,500,000

Federal Home Loan Bank Discount Notes	0.001	12/02/11	17,500,000	17,500,000

18

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

Total investments (Cost $2,377,620,390)† 93.72%	$2,339,233,287

Other assets and liabilities, net 6.28%	$156,643,619

Total net assets 100.00%	$2,495,876,906

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
IDR	Indonesian Rupiah	NZD	New Zealand Dollar
INR	Indian Rupee	PHP	Philippines Peso
JPY	Japanese Yen	SEK	Swedish Krona
KRW	Korean Won	SGD	Singapore Dollar

Notes to Portfolio of Investments

ADR American Depositary Receipts

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) All or a portion of this security represents an unsettled term loan commitment where the rate will be determined at time of settlement.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
	Acquisition	Acquisition	share	share	of Fund's	Value as of
Issuer, description	date	cost	amount	amount	net assets	11-30-11

Talmer Bank and Trust	4-30-10	$2,233,332	372,222	372,222	0.11%	$2,658,573
Company

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $452,255,065 or 18.10% of the Fund's net assets as of 11-30-11.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $2,384,891,723. Net unrealized depreciation aggregated $45,658,435, of which $71,635,890 related to appreciated investment securities and $117,294,325 related to depreciated investment securities.

19

Strategic Income Opportunities Fund
As of 11-30-11 (Unaudited)

The Fund had the following country concentration as a percentage of net assets on 11-30-11:

United States	46.5%
Canada	4.9%
South Korea	4.1%
Singapore	4.0%
New Zealand	3.6%
Indonesia	3.2%
Australia	3.0%
Philippines	2.9%
Germany	2.3%
Cayman Islands	2.1%
Luxembourg	2.1%
Sweden	2.0%
Brazil	1.7%
Other Countries	11.3%
Other	6.3%

20

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Unobservable	Unobservable
Investments in Securities	Value at 11-30-11	Quoted Price	Inputs	Inputs

Corporate Bonds	$1,047,702,933	—	$1,037,079,652	$10,623,281
Foreign Government Obligations	717,241,589	—	717,241,589	—
Capital Preferred Securities	76,376,318	—	74,605,318	1,771,000
Convertible Bonds	40,572,744	—	40,572,744	—
Municipal Bonds	11,479,713	—	11,479,713	—
Term Loans	86,657,275	—	86,657,275	—
Collateralized Mortgage Obligations	94,722,691	—	94,615,230	107,461
Asset Backed Securities	18,194,434	—	17,122,559	1,071,875
Preferred Securities	78,523,339	$73,271,239	1,416,100	3,836,000
Common Stocks	87,470,144	84,224,598	—	3,245,546
Options Purchased	84,560	—	84,560	—
Short-Term Investments	80,207,547	—	80,207,547	—

Total Investments in Securities	$2,339,233,287	$157,495,837	$2,161,082,287	$20,655,163
Other Financial Instruments
Forward Foreign Currency Contracts	$11,057,038	—	11,057,038	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

21

		Capital		Collateralized	Asset
	Corporate	Preferred	Convertible	Mortgage	Backed	Preferred	Common
	Bonds	Securities	Bonds	Obligations	Securities	Securities	Stock	Totals

Balanced as
of 8-31-11	$12,544,900	$1,760,000	$2,439,021	$1,203,707	$1,108,625	$4,374,044	$4,297,670	$27,727,967

Realized gain
(loss)	18,818	-	-	-	-	(93,097)	-	(74,279)

Change in
unrealized
appreciation
(depreciation)	(1,074,556)	11,000	-	1,326	(36,750)	(169,344)	(1,052,124)	(2,320,448)

Purchases	-	-	-	18	-	-	-	18

Sales	(865,881)	-	-	(5,257)	-	(275,603)	-	(1,146,741)

Transfers into
Level 3	-	-	-	-	-	-	-	-

Transfers out
of Level 3	-	-	(2,439,021)	(1,092,333)	-	-	-	(3,531,354)

Balanced as
of 11-30-11	$10,623,281	$1,771,000	-	$107,461	$1,071,875	$3,836,000	$3,245,546	$20,655,163

Change in
unrealized at
period end*	($1,098,674)	$11,000	-	$1,326	($36,750)	($169,344)	($1,052,124)	($2,348,329)

*Change in unrealized apprecication (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

22

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at November 30, 2011. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $4.6 billion to $12.0 billion, as measured at each quarter end.

	Principal	Principal
	Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

Australian Dollar	99,100,000	$97,170,725	Bank of Montreal	1/25/2012	$4,108,147
Australian Dollar	55,075,000	53,656,110	Canadian Imperial Bank of Commerce	1/25/2012	2,629,802
Australian Dollar	27,275,000	26,656,044	Citibank N.A.	1/25/2012	1,218,641

23

Australian Dollar	12,466,164	12,485,492	Royal Bank of Canada	1/25/2012	254,761
Australian Dollar	14,231,806	14,497,945	Royal Bank of Canada	1/25/2012	46,770
Australian Dollar	27,375,000	27,904,706	Royal Bank of Canada	1/25/2012	72,177
Australian Dollar	12,336,246	12,446,033	State Street Bank & Trust Company	1/25/2012	161,446
Australian Dollar	25,500,000	24,618,985	State Street Bank & Trust Company	1/25/2012	1,441,673
Australian Dollar	120,500,000	121,818,768	State Street Bank & Trust Company	1/25/2012	1,330,618
Australian Dollar	14,541,800	14,222,602	The Royal Bank of Scotland PLC	1/25/2012	638,923
Australian Dollar	27,625,000	27,490,565	The Royal Bank of Scotland PLC	1/25/2012	741,815
Australian Dollar	3,150,000	3,093,930	Toronto Dominion Bank	1/25/2012	125,328
Canadian Dollar	305,049,775	299,912,504	Bank of Montreal	1/25/2012	(1,215,499)
Canadian Dollar	115,981,312	112,500,000	Canadian Imperial Bank of Commerce	1/25/2012	1,065,960
Canadian Dollar	76,619,925	75,652,241	Royal Bank of Canada	1/25/2012	(627,953)
Canadian Dollar	320,359,435	314,650,000	Royal Bank of Canada	1/25/2012	(962,165)
Canadian Dollar	31,026,300	30,000,000	State Street Bank & Trust Company	1/25/2012	380,166
Canadian Dollar	9,469,560	9,200,000	The Royal Bank of Scotland PLC	1/25/2012	72,353
Euro	6,975,000	9,372,304	Bank of Montreal	1/25/2012	4,566

	Principal	Principal
	Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

Euro	11,850,000	15,922,839	Royal Bank of Canada	1/25/2012	$7,758
Euro	37,500,000	51,541,857	Royal Bank of Canada	1/25/2012	(1,128,576)
Euro	18,375,000	24,853,658	Royal Bank of Canada	1/25/2012	(151,149)
Euro	9,175,000	12,328,443	State Street Bank & Trust Company	1/25/2012	6,006
Euro	7,500,000	10,258,122	State Street Bank & Trust Company	1/25/2012	(175,465)
Euro	64,950,000	86,189,624	State Street Bank & Trust Company	1/25/2012	1,126,180
Mexican Peso	242,422,500	17,882,777	Bank of Nova Scotia	1/25/2012	(179,283)
Mexican Peso	644,916,000	46,984,572	Royal Bank of Canada	1/25/2012	111,991
New Zealand Dollar	75,000,000	58,239,750	The Royal Bank of Scotland PLC	12/5/2011	312,098
New Zealand Dollar	81,975,000	63,179,772	Bank of Montreal	1/25/2012	582,620
New Zealand Dollar	18,250,000	14,514,955	Canadian Imperial Bank of Commerce	1/25/2012	(319,607)
New Zealand Dollar	27,300,000	21,431,328	Royal Bank of Canada	1/25/2012	(196,643)
New Zealand Dollar	32,127,195	24,745,968	State Street Bank & Trust Company	1/25/2012	243,441
New Zealand Dollar	75,000,000	59,711,250	State Street Bank & Trust Company	1/25/2012	(1,374,204)
New Zealand Dollar	18,336,136	14,123,406	The Royal Bank of Scotland PLC	1/25/2012	138,941
New Zealand Dollar	72,950,000	56,362,458	The Royal Bank of Scotland PLC	1/25/2012	380,043
Pound Sterling	12,811,650	20,407,021	Bank of Montreal	1/25/2012	(316,595)
Pound Sterling	30,000,000	47,914,520	Bank of Montreal	1/25/2012	(870,402)
Pound Sterling	15,000,000	24,142,499	Royal Bank of Canada	1/25/2012	(620,440)
Pound Sterling	18,175,000	29,034,604	State Street Bank & Trust Company	1/25/2012	(533,709)
Pound Sterling	12,768,000	20,334,966	State Street Bank & Trust Company	1/25/2012	(312,990)
Pound Sterling	9,075,000	14,510,481	The Royal Bank of Scotland PLC	1/25/2012	(279,635)
Pound Sterling	9,100,000	14,646,449	The Royal Bank of Scotland PLC	1/25/2012	(376,400)
Singapore Dollar	23,970,938	18,750,000	The Royal Bank of Scotland PLC	1/25/2012	(44,411)
Swedish Krona	313,455,000	47,354,347	Bank of Montreal	1/25/2012	(1,147,077)

		$2,102,714,620			$6,370,021

Sells

Australian Dollar	9,189,702	$9,372,304	Bank of Montreal	1/25/2012	($19,448)
Australian Dollar	195,275,000	194,523,843	Bank of Montreal	1/25/2012	(5,044,591)
Australian Dollar	36,900,000	35,618,463	Canadian Imperial Bank of Commerce	1/25/2012	(2,092,843)
Australian Dollar	9,100,000	9,334,780	Citibank N.A.	1/25/2012	34,702
Australian Dollar	15,783,607	15,922,839	Royal Bank of Canada	1/25/2012	(207,796)

24

Australian Dollar	12,235,964	12,328,443	State Street Bank & Trust Company	1/25/2012	(176,548)
Australian Dollar	28,052,982	29,034,604	State Street Bank & Trust Company	1/25/2012	364,832
Australian Dollar	25,500,000	24,745,968	State Street Bank & Trust Company	1/25/2012	(1,314,691)
Australian Dollar	162,636,829	163,152,451	State Street Bank & Trust Company	1/25/2012	(3,060,209)
Australian Dollar	13,987,751	14,510,481	The Royal Bank of Scotland PLC	1/25/2012	215,187
Australian Dollar	12,450,000	12,396,508	Toronto Dominion Bank	1/25/2012	(327,226)
Canadian Dollar	314,603,825	309,715,809	Bank of Montreal	1/25/2012	1,663,721
Canadian Dollar	115,916,070	113,012,854	Canadian Imperial Bank of Commerce	1/25/2012	(489,222)
Canadian Dollar	7,548,596	7,468,533	HSBC Bank USA, N.A.	1/25/2012	77,140
Canadian Dollar	52,458,675	51,541,857	Royal Bank of Canada	1/25/2012	175,653
Canadian Dollar	23,983,200	24,142,499	Royal Bank of Canada	1/25/2012	658,757
Canadian Dollar	116,123,917	113,727,689	Royal Bank of Canada	1/25/2012	22,094
Canadian Dollar	179,102,309	175,900,000	State Street Bank & Trust Company	1/25/2012	527,560
Canadian Dollar	212,877	207,821	Toronto Dominion Bank	1/25/2012	(623)
Euro	15,000,000	20,407,021	Bank of Montreal	1/25/2012	241,708
Euro	6,975,000	9,394,209	Bank of Montreal	1/25/2012	17,339

	Principal	Principal
	Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Sells

Euro	30,000,000	47,354,347	Bank of Montreal	1/25/2012	$310,229
Euro	65,789,255	90,337,200	Bank of Nova Scotia	1/25/2012	1,893,140
Euro	407,321,145	29,925,000	Bank of Nova Scotia	1/25/2012	179,380
Euro	21,650,000	29,585,591	Citibank N.A.	1/25/2012	480,323
Euro	9,175,000	12,485,492	Royal Bank of Canada	1/25/2012	151,042
Euro	37,500,000	51,631,156	Royal Bank of Canada	1/25/2012	1,217,874
Euro	50,875,000	69,464,149	Royal Bank of Canada	1/25/2012	1,070,131
Euro	9,125,000	14,497,945	Royal Bank of Canada	1/25/2012	188,692
Euro	15,000,000	24,021,085	Royal Bank of Canada	1/25/2012	499,026
Euro	9,175,000	12,446,033	State Street Bank & Trust Company	1/25/2012	111,583
Euro	15,000,000	20,334,966	State Street Bank & Trust Company	1/25/2012	169,654
Euro	10,800,000	14,862,204	State Street Bank & Trust Company	1/25/2012	343,179
Euro	9,025,000	14,085,768	State Street Bank & Trust Company	1/25/2012	(66,670)
Euro	9,100,000	14,222,602	The Royal Bank of Scotland PLC	1/25/2012	(47,447)
Euro	9,100,000	14,123,406	The Royal Bank of Scotland PLC	1/25/2012	(146,643)
Euro	8,925,000	11,895,508	Toronto Dominion Bank	1/25/2012	(102,853)
Mexican Peso	67,384,218	4,981,879	Toronto Dominion Bank	1/25/2012	60,982
New Zealand Dollar	18,750,000	14,636,250	Bank of Montreal	12/2/2011	(4,684)
New Zealand Dollar	75,000,000	58,569,000	The Royal Bank of Scotland PLC	12/5/2011	17,152
New Zealand Dollar	263,377,830	208,333,285	Bank of Montreal	1/25/2012	3,470,822
New Zealand Dollar	14,550,000	11,515,598	Citibank N.A.	1/25/2012	198,210
New Zealand Dollar	18,200,000	14,397,747	Royal Bank of Canada	1/25/2012	241,290
New Zealand Dollar	32,017,800	24,618,985	State Street Bank & Trust Company	1/25/2012	(285,333)
New Zealand Dollar	81,000,000	63,013,950	State Street Bank & Trust Company	1/25/2012	9,940
New Zealand Dollar	18,073,965	14,646,449	The Royal Bank of Scotland PLC	1/25/2012	588,026
New Zealand Dollar	18,200,000	14,403,753	The Royal Bank of Scotland PLC	1/25/2012	247,296
Singapore Dollar	48,363,750	37,500,000	J. Aron & Company	12/2/2011	(235,536)
Singapore Dollar	129,268,501	101,232,630	Bank of Montreal	1/25/2012	358,670
Singapore Dollar	9,955,295	7,787,126	Citibank N.A.	1/25/2012	18,566
Singapore Dollar	23,970,938	18,988,629	The Royal Bank of Scotland PLC	1/25/2012	283,041
Swedish Krona	313,455,000	48,297,204	Bank of Montreal	1/25/2012	2,089,934
Swiss Franc	9,254,250	10,258,122	State Street Bank & Trust Company	1/25/2012	112,505

		$2,470,912,035			$4,687,017

25

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended November 30, 2011, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held purchased options with market values ranging from $84.6 thousand to $1,975.0 thousand, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

		ASSET	LIABILITY
	FINANCIAL INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	LOCATION	VALUE	VALUE

	Foreign forward currency
Foreign exchange contracts	contracts	$35,511,604	($24,454,566)
Foreign exchange contracts	Purchased options	84,560	-

Total		$35,596,164	($24,454,566)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

26

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

356Q1 11/11
1/12

John Hancock
MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

Lifecycle 2045 Portfolio
As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.00%

EQUITY - 92.87%

John Hancock Funds II (G) - 89.33%
All Cap Value, Class NAV (Lord Abbett)	614,275	$6,843,027
Alpha Opportunities, Class NAV (Wellington)	921,060	9,938,234
Blue Chip Growth, Class NAV (T. Rowe Price)	738,085	15,448,113
Capital Appreciation, Class NAV (Jennison)	1,332,169	15,373,232
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	1,705,997	17,213,508
Emerging Markets, Class NAV (DFA)	4,311,544	41,089,012
Equity-Income, Class NAV (T. Rowe Price)	493,891	6,815,695
Fundamental Value, Class NAV (Davis)	688,783	9,959,800
Global Real Estate, Class NAV (Deutsche)	1,057,327	7,316,701
Health Sciences, Class NAV (T. Rowe Price) (I)	340,484	3,605,727
Heritage, Class NAV (American Century)	379,328	3,357,052
Index 500, Class NAV (John Hancock2 ) (A)	13,992,178	130,686,945
International Equity Index, Class NAV (SSgA)	2,233,385	34,840,801
International Growth Stock , Class NAV (Invesco)	422,720	4,375,156
International Small Cap, Class NAV (Franklin)	294,493	4,046,334
International Small Company, Class NAV (DFA)	543,710	4,056,079
International Value, Class NAV (Franklin)	336,685	4,410,574
Mid Cap Growth Index, Class NAV (SSgA)	534,664	5,945,460
Mid Cap Stock, Class NAV (Wellington) (I)	451,905	7,483,539
Mid Cap Value Equity, Class NAV (Columbia)	292,113	2,690,361
Mid Cap Value Index, Class NAV (SSgA)	584,701	5,946,411
Mid Value, Class NAV (T. Rowe Price)	396,242	5,480,021
Mutual Shares, Class NAV (Franklin)	653,175	6,845,274
Natural Resources, Class NAV (Wellington)	706,265	14,224,178
Real Estate Equity, Class NAV (T. Rowe Price)	302,196	2,429,658
Redwood, Class NAV (RCM) (I)	453,575	4,712,646
Small Cap Growth, Class NAV (Wellington)	208,569	2,087,771
Small Cap Index, Class NAV (John Hancock2 ) (A)	469,638	5,969,095
Small Cap Value, Class NAV (Wellington)	163,254	2,654,512
Small Company Growth, Class NAV (Invesco) (I)	156,212	2,079,180
Small Company Value, Class NAV (T. Rowe Price)	141,643	3,599,146
Smaller Company Growth, Class NAV (Frontier/John Hancock2 /Perimeter)(A)	194,664	2,080,958
U.S. Equity, Class NAV (GMO)	1,718,478	17,614,398
Value & Restructuring, Class NAV (Columbia)	584,856	6,228,717
Value, Class NAV (Invesco)	276,829	2,671,397

John Hancock Funds III (G) - 3.07%
Global Shareholder Yield, Class NAV (Epoch)	1,075,862	10,080,827
International Core, Class NAV (GMO)	162,792	4,356,326

John Hancock Investment Trust (G) - 0.47%
Small Cap Intrinsic Value, Class NAV (John Hancock1 ) (A)	206,829	2,229,622

FIXED INCOME - 4.92%

John Hancock Funds II (G) - 4.92%
Active Bond, Class NAV (John Hancock1 /Declaration)(A)	128,601	1,301,442
Floating Rate Income, Class NAV (WAMCO)	330,720	3,049,236
Global Bond, Class NAV (PIMCO)	100,824	1,311,721
Global High Yield, Class NAV (Stone Harbor)	172,042	1,725,580
High Yield, Class NAV (WAMCO)	285,382	2,397,210
Multi Sector Bond, Class NAV (Stone Harbor)	215,583	2,125,648
Real Return Bond, Class NAV (PIMCO)	76,203	997,496
Spectrum Income, Class NAV (T. Rowe Price)	229,908	2,414,030

1

Lifecycle 2045 Portfolio
As of 11-30-11 (Unaudited)

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1 )(A)	231,479	$2,418,956
Total Return, Class NAV (PIMCO)	266,876	3,674,880
U.S. High Yield Bond, Class NAV (Wells Capital)	140,493	1,736,490

CURRENCY - 2.21%

John Hancock Funds II (G) - 2.21%
Currency Strategies, Class NAV (First Quadrant) (I)	1,119,202	10,363,809

Total investments (Cost $423,727,267) - 100.00%		$470,301,985

Other assets and liabilities, net - 0.00%		16,611

TOTAL NET ASSETS - 100.00%		$470,318,596

Percentages are based upon net assets.

2

Lifecycle 2040 Portfolio
As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.00%

EQUITY - 92.89%

John Hancock Funds II (G) - 89.34%
All Cap Value, Class NAV (Lord Abbett)	598,731	$6,669,865
Alpha Opportunities, Class NAV (Wellington)	897,752	9,686,749
Blue Chip Growth, Class NAV (T. Rowe Price)	719,408	15,057,209
Capital Appreciation, Class NAV (Jennison)	1,298,460	14,984,224
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	1,662,020	16,769,784
Emerging Markets, Class NAV (DFA)	4,210,311	40,124,265
Equity-Income, Class NAV (T. Rowe Price)	481,393	6,643,226
Fundamental Value, Class NAV (Davis)	671,353	9,707,768
Global Real Estate, Class NAV (Deutsche)	1,030,564	7,131,501
Health Sciences, Class NAV (T. Rowe Price) (I)	331,738	3,513,103
Heritage, Class NAV (American Century)	369,710	3,271,938
Index 500, Class NAV (John Hancock2 ) (A)	13,669,281	127,671,081
International Equity Index, Class NAV (SSgA)	2,183,562	34,063,567
International Growth Stock , Class NAV (Invesco)	411,355	4,257,527
International Small Cap, Class NAV (Franklin)	287,768	3,953,928
International Small Company, Class NAV (DFA)	530,077	3,954,374
International Value, Class NAV (Franklin)	327,218	4,286,562
Mid Cap Growth Index, Class NAV (SSgA)	520,897	5,792,373
Mid Cap Stock, Class NAV (Wellington) (I)	440,636	7,296,926
Mid Cap Value Equity, Class NAV (Columbia)	284,965	2,624,524
Mid Cap Value Index, Class NAV (SSgA)	570,663	5,803,639
Mid Value, Class NAV (T. Rowe Price)	386,212	5,341,311
Mutual Shares, Class NAV (Franklin)	636,646	6,672,054
Natural Resources, Class NAV (Wellington)	681,304	13,721,466
Real Estate Equity, Class NAV (T. Rowe Price)	294,012	2,363,857
Redwood, Class NAV (RCM) (I)	442,704	4,599,691
Small Cap Growth, Class NAV (Wellington)	203,887	2,040,910
Small Cap Index, Class NAV (John Hancock2 ) (A)	456,134	5,797,468
Small Cap Value, Class NAV (Wellington)	159,462	2,592,859
Small Company Growth, Class NAV (Invesco) (I)	152,727	2,032,797
Small Company Value, Class NAV (T. Rowe Price)	136,905	3,478,760
Smaller Company Growth, Class NAV (Frontier/John Hancock2 /Perimeter) (A)	190,321	2,034,536
U.S. Equity, Class NAV (GMO)	1,674,170	17,160,246
Value & Restructuring, Class NAV (Columbia)	568,727	6,056,944
Value, Class NAV (Invesco)	269,808	2,603,648

John Hancock Funds III (G) - 3.08%
Global Shareholder Yield, Class NAV (Epoch)	1,051,893	9,856,243
International Core, Class NAV (GMO)	159,143	4,258,679

John Hancock Investment Trust (G) - 0.47%
Small Cap Intrinsic Value, Class NAV (John Hancock1 ) (A)	202,187	2,179,576

FIXED INCOME - 4.91%

John Hancock Funds II (G) - 4.91%
Active Bond, Class NAV (John Hancock1 /Declaration) (A)	125,346	1,268,499
Floating Rate Income, Class NAV (WAMCO)	331,807	3,059,257
Global Bond, Class NAV (PIMCO)	98,272	1,278,519
Global High Yield, Class NAV (Stone Harbor)	163,291	1,637,810
High Yield, Class NAV (WAMCO)	270,081	2,268,683
Multi Sector Bond, Class NAV (Stone Harbor)	210,126	2,071,844
Real Return Bond, Class NAV (PIMCO)	74,274	972,247

3

Lifecycle 2040 Portfolio
As of 11-30-11 (Unaudited)

Affiliated Investment Companies (continued)

Spectrum Income, Class NAV (T. Rowe Price)	224,088	$2,352,926
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	225,620	2,357,727
Total Return, Class NAV (PIMCO)	260,121	3,581,861
U.S. High Yield Bond, Class NAV (Wells Capital)	132,469	1,637,311

CURRENCY- 2.20%

John Hancock Funds II (G) - 2.20%
Currency Strategies, Class NAV (First Quadrant) (I)	1,090,849	10,101,265

Total investments (Cost $414,627,737) - 100.00%		$458,643,127

Other assets and liabilities, net - 0.00%		17,707

TOTAL NET ASSETS - 100.00%		$458,660,834

Percentages are based upon net assets.

4

Lifecycle 2035 Portfolio
As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.02%

EQUITY - 92.96%

John Hancock Funds II (G) - 89.41%
All Cap Value, Class NAV (Lord Abbett)	781,965	$8,711,085
Alpha Opportunities, Class NAV (Wellington)	1,172,497	12,651,240
Blue Chip Growth, Class NAV (T. Rowe Price)	939,576	19,665,317
Capital Appreciation, Class NAV (Jennison)	1,695,841	19,569,999
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	2,168,871	21,883,908
Emerging Markets, Class NAV (DFA)	5,487,668	52,297,473
Equity-Income, Class NAV (T. Rowe Price)	628,717	8,676,301
Fundamental Value, Class NAV (Davis)	876,811	12,678,688
Global Real Estate, Class NAV (Deutsche)	1,345,894	9,313,588
Health Sciences, Class NAV (T. Rowe Price) (I)	432,904	4,584,453
Heritage, Class NAV (American Century)	481,454	4,260,866
Index 500, Class NAV (John Hancock2 ) (A)	17,803,339	166,283,183
International Equity Index, Class NAV (SSgA)	2,844,592	44,375,641
International Growth Stock , Class NAV (Invesco)	537,498	5,563,105
International Small Cap, Class NAV (Franklin)	375,073	5,153,501
International Small Company, Class NAV (DFA)	692,101	5,163,071
International Value, Class NAV (Franklin)	428,825	5,617,611
Mid Cap Growth Index, Class NAV (SSgA)	679,906	7,560,556
Mid Cap Stock, Class NAV (Wellington) (I)	574,029	9,505,927
Mid Cap Value Equity, Class NAV (Columbia)	371,837	3,424,618
Mid Cap Value Index, Class NAV (SSgA)	744,279	7,569,316
Mid Value, Class NAV (T. Rowe Price)	504,385	6,975,638
Mutual Shares, Class NAV (Franklin)	831,482	8,713,931
Natural Resources, Class NAV (Wellington)	895,893	18,043,278
Real Estate Equity, Class NAV (T. Rowe Price)	383,212	3,081,022
Redwood, Class NAV (RCM) (I)	574,581	5,969,898
Small Cap Growth, Class NAV (Wellington)	265,647	2,659,129
Small Cap Index, Class NAV (John Hancock2 ) (A)	598,163	7,602,650
Small Cap Value, Class NAV (Wellington)	207,737	3,377,796
Small Company Growth, Class NAV (Invesco) (I)	198,962	2,648,186
Small Company Value, Class NAV (T. Rowe Price)	180,026	4,574,455
Smaller Company Growth, Class NAV (Frontier/John Hancock2 /Perimeter) (A)	247,937	2,650,451
U.S. Equity, Class NAV (GMO)	2,184,727	22,393,448
Value & Restructuring, Class NAV (Columbia)	747,179	7,957,451
Value, Class NAV (Invesco)	352,145	3,398,196

John Hancock Funds III (G) - 3.08%
Global Shareholder Yield, Class NAV (Epoch)	1,370,204	12,838,812
International Core, Class NAV (GMO)	207,321	5,547,910

John Hancock Investment Trust (G) - 0.47%
Small Cap Intrinsic Value, Class NAV (John Hancock1 ) (A)	263,432	2,839,800

FIXED INCOME - 4.87%

John Hancock Funds II (G) - 4.87%
Active Bond, Class NAV (John Hancock1 /Declaration) (A)	161,989	1,639,325
Floating Rate Income, Class NAV (WAMCO)	427,584	3,942,322
Global Bond, Class NAV (PIMCO)	128,341	1,669,719
Global High Yield, Class NAV (Stone Harbor)	210,139	2,107,697
High Yield, Class NAV (WAMCO)	347,568	2,919,571
Multi Sector Bond, Class NAV (Stone Harbor)	273,609	2,697,780
Real Return Bond, Class NAV (PIMCO)	95,734	1,253,160

5

Lifecycle 2035 Portfolio
As of 11-30-11 (Unaudited)

Affiliated Investment Companies (continued)

Spectrum Income, Class NAV (T. Rowe Price)	292,327	$3,069,432
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	292,926	3,061,077
Total Return, Class NAV (PIMCO)	337,192	4,643,130
U.S. High Yield Bond, Class NAV (Wells Capital)	170,474	2,107,057

CURRENCY- 2.19%

John Hancock Funds II (G) - 2.19%
Currency Strategies, Class NAV (First Quadrant) (I)	1,411,292	13,068,566

Total investments (Cost $540,955,213) - 100.02%		$597,960,334

Other assets and liabilities, net - (0.02%)		(105,637)

TOTAL NET ASSETS - 100.00%		$597,854,697

Percentages are based upon net assets.

6

Lifecycle 2030 Portfolio
As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.00%

EQUITY - 87.04%

John Hancock Funds II (G) - 83.55%
All Cap Value, Class NAV (Lord Abbett)	913,600	$10,177,501
Alpha Opportunities, Class NAV (Wellington)	1,369,052	14,772,076
Blue Chip Growth, Class NAV (T. Rowe Price)	1,083,047	22,668,174
Capital Appreciation, Class NAV (Jennison)	1,954,589	22,555,956
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	2,851,622	28,772,866
Emerging Markets, Class NAV (DFA)	6,493,386	61,881,964
Equity-Income, Class NAV (T. Rowe Price)	737,865	10,182,538
Fundamental Value, Class NAV (Davis)	1,023,833	14,804,626
Global Real Estate, Class NAV (Deutsche)	1,682,699	11,644,276
Health Sciences, Class NAV (T. Rowe Price) (I)	550,072	5,825,259
Heritage, Class NAV (American Century)	595,203	5,267,550
Index 500, Class NAV (John Hancock2 ) (A)	21,458,957	200,426,660
International Equity Index, Class NAV (SSgA)	3,432,703	53,550,173
International Growth Stock , Class NAV (Invesco)	628,002	6,499,815
International Small Cap, Class NAV (Franklin)	424,422	5,831,556
International Small Company, Class NAV (DFA)	781,798	5,832,214
International Value, Class NAV (Franklin)	496,519	6,504,405
Mid Cap Growth Index, Class NAV (SSgA)	796,859	8,861,077
Mid Cap Stock, Class NAV (Wellington) (I)	685,352	11,349,422
Mid Cap Value Equity, Class NAV (Columbia)	433,208	3,989,846
Mid Cap Value Index, Class NAV (SSgA)	873,929	8,887,859
Mid Value, Class NAV (T. Rowe Price)	629,678	8,708,447
Mutual Shares, Class NAV (Franklin)	934,633	9,794,953
Natural Resources, Class NAV (Wellington)	1,051,126	21,169,668
Real Estate Equity, Class NAV (T. Rowe Price)	483,304	3,885,761
Redwood, Class NAV (RCM) (I)	740,854	7,697,472
Small Cap Growth, Class NAV (Wellington)	279,972	2,802,516
Small Cap Index, Class NAV (John Hancock2 ) (A)	726,958	9,239,642
Small Cap Value, Class NAV (Wellington)	232,900	3,786,954
Small Company Growth, Class NAV (Invesco) (I)	210,557	2,802,516
Small Company Value, Class NAV (T. Rowe Price)	187,776	4,771,392
Smaller Company Growth, Class NAV (Frontier/John Hancock2 /Perimeter) (A)	262,162	2,802,516
U.S. Equity, Class NAV (GMO)	2,828,724	28,994,424
Value & Restructuring, Class NAV (Columbia)	906,482	9,654,038
Value, Class NAV (Invesco)	409,920	3,955,724

John Hancock Funds III (G) - 3.03%
Global Shareholder Yield, Class NAV (Epoch)	1,781,134	16,689,230
International Core, Class NAV (GMO)	242,860	6,498,943

John Hancock Investment Trust (G) - 0.46%
Small Cap Intrinsic Value, Class NAV (John Hancock1 ) (A)	330,132	3,558,824

FIXED INCOME - 10.76%

John Hancock Funds II (G) - 10.76%
Active Bond, Class NAV (John Hancock1 /Declaration) (A)	467,168	4,727,741
Floating Rate Income, Class NAV (WAMCO)	1,029,734	9,494,145
Global Bond, Class NAV (PIMCO)	360,846	4,694,612
Global High Yield, Class NAV (Stone Harbor)	621,965	6,238,314
High Yield, Class NAV (WAMCO)	1,123,943	9,441,121
Multi Sector Bond, Class NAV (Stone Harbor)	789,023	7,779,762
Real Return Bond, Class NAV (PIMCO)	272,667	3,569,212

7

Lifecycle 2030 Portfolio
As of 11-30-11 (Unaudited)

Affiliated Investment Companies (continued)

Spectrum Income, Class NAV (T. Rowe Price)	814,411	$8,551,319
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	819,977	8,568,755
Total Return, Class NAV (PIMCO)	949,990	13,081,362
U.S. High Yield Bond, Class NAV (Wells Capital)	507,592	6,273,838

CURRENCY- 2.20%

John Hancock Funds II (G) - 2.20%
Currency Strategies, Class NAV (First Quadrant) (I)	1,823,689	16,887,360

Total investments (Cost $693,953,400) - 100.00%		$766,406,374

Other assets and liabilities, net - 0.00%		6,456

TOTAL NET ASSETS - 100.00%		$766,412,830

Percentages are based upon net assets.

8

Lifecycle 2025 Portfolio
As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.00%

EQUITY - 79.25%

John Hancock Funds II (G) - 75.84%
All Cap Value, Class NAV (Lord Abbett)	854,826	$9,522,765
Alpha Opportunities, Class NAV (Wellington)	1,311,745	14,153,731
Blue Chip Growth, Class NAV (T. Rowe Price)	1,028,858	21,533,995
Capital Appreciation, Class NAV (Jennison)	1,856,693	21,426,237
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	3,391,422	34,219,451
Emerging Markets, Class NAV (DFA)	6,629,383	63,178,020
Equity-Income, Class NAV (T. Rowe Price)	718,204	9,911,210
Fundamental Value, Class NAV (Davis)	981,029	14,185,685
Global Real Estate, Class NAV (Deutsche)	1,903,357	13,171,233
Health Sciences, Class NAV (T. Rowe Price) (I)	629,322	6,664,522
Heritage, Class NAV (American Century)	587,921	5,203,105
Index 500, Class NAV (John Hancock2 ) (A)	22,941,882	214,277,182
International Equity Index, Class NAV (SSgA)	3,590,443	56,010,911
International Growth Stock , Class NAV (Invesco)	650,970	6,737,539
International Small Cap, Class NAV (Franklin)	392,926	5,398,804
International Small Company, Class NAV (DFA)	723,782	5,399,413
International Value, Class NAV (Franklin)	514,877	6,744,886
Mid Cap Growth Index, Class NAV (SSgA)	807,763	8,982,330
Mid Cap Stock, Class NAV (Wellington) (I)	703,461	11,649,312
Mid Cap Value Equity, Class NAV (Columbia)	433,074	3,988,608
Mid Cap Value Index, Class NAV (SSgA)	887,055	9,021,345
Mid Value, Class NAV (T. Rowe Price)	645,095	8,921,664
Mutual Shares, Class NAV (Franklin)	905,973	9,494,596
Natural Resources, Class NAV (Wellington)	1,082,758	21,806,741
Real Estate Equity, Class NAV (T. Rowe Price)	551,285	4,432,335
Redwood, Class NAV (RCM) (I)	926,316	9,624,427
Small Cap Growth, Class NAV (Wellington)	277,401	2,776,781
Small Cap Index, Class NAV (John Hancock2 ) (A)	614,514	7,810,478
Small Cap Value, Class NAV (Wellington)	197,481	3,211,044
Small Company Growth, Class NAV (Invesco) (I)	208,624	2,776,781
Small Company Value, Class NAV (T. Rowe Price)	201,503	5,120,192
Smaller Company Growth, Class NAV (Frontier/John Hancock2 /Perimeter) (A)	259,755	2,776,781
U.S. Equity, Class NAV (GMO)	3,376,234	34,606,396
Value & Restructuring, Class NAV (Columbia)	876,237	9,331,920
Value, Class NAV (Invesco)	410,377	3,960,139

John Hancock Funds III (G) - 2.99%
Global Shareholder Yield, Class NAV (Epoch)	2,090,642	19,589,317
International Core, Class NAV (GMO)	251,737	6,736,483

John Hancock Investment Trust (G) - 0.42%
Small Cap Intrinsic Value, Class NAV (John Hancock1 ) (A)	346,178	3,731,802

FIXED INCOME - 18.57%

John Hancock Funds II (G) - 18.57%
Active Bond, Class NAV (John Hancock1 /Declaration) (A)	930,772	9,419,409
Floating Rate Income, Class NAV (WAMCO)	2,208,247	20,360,035
Global Bond, Class NAV (PIMCO)	734,243	9,552,501
Global High Yield, Class NAV (Stone Harbor)	1,184,799	11,883,536
High Yield, Class NAV (WAMCO)	2,079,645	17,469,019
Multi Sector Bond, Class NAV (Stone Harbor)	1,616,973	15,943,354
Real Return Bond, Class NAV (PIMCO)	547,083	7,161,312
Spectrum Income, Class NAV (T. Rowe Price)	1,591,996	16,715,956
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	1,598,679	16,706,195
Total Return, Class NAV (PIMCO)	1,925,241	26,510,575

9

Lifecycle 2025 Portfolio
As of 11-30-11 (Unaudited)

Affiliated Investment Companies (continued)

U.S. High Yield Bond, Class NAV (Wells Capital)	961,156	$11,879,884

CURRENCY- 2.18%

John Hancock Funds II (G) - 2.18%
Currency Strategies, Class NAV (First Quadrant) (I)	2,073,663	19,202,120

Total investments (Cost $801,550,454) - 100.00%		$880,892,057

Other assets and liabilities, net - 0.00%		10,638

TOTAL NET ASSETS - 100.00%		$880,902,695

Percentages are based upon net assets.

10

Lifecycle 2020 Portfolio
As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.00%

EQUITY - 68.32%

John Hancock Funds II (G) - 65.23%
All Cap Value, Class NAV (Lord Abbett)	650,688	$7,248,659
Alpha Opportunities, Class NAV (Wellington)	999,630	10,786,009
Blue Chip Growth, Class NAV (T. Rowe Price)	779,436	16,313,595
Capital Appreciation, Class NAV (Jennison)	1,406,409	16,229,957
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	3,103,916	31,318,511
Emerging Markets Class NAV (DFA)	5,137,249	48,957,985
Equity-Income, Class NAV (T. Rowe Price)	593,531	8,190,729
Fundamental Value, Class NAV (Davis)	747,698	10,811,713
Global Real Estate, Class NAV (Deutsche)	1,656,077	11,460,051
Health Sciences, Class NAV (T. Rowe Price) (I)	602,680	6,382,379
Heritage, Class NAV (American Century)	470,704	4,165,733
Index 500, Class NAV (John Hancock2 ) (A)	19,153,866	178,897,104
International Equity Index, Class NAV (SSgA)	2,866,585	44,718,721
International Growth Stock , Class NAV (Invesco)	402,105	4,161,786
International Small Cap, Class NAV (Franklin)	291,248	4,001,749
International Small Company, Class NAV (DFA)	536,488	4,002,201
International Value, Class NAV (Franklin)	315,782	4,136,738
Mid Cap Growth Index, Class NAV (SSgA)	645,073	7,173,207
Mid Cap Stock, Class NAV (Wellington) (I)	532,096	8,811,504
Mid Cap Value Equity, Class NAV (Columbia)	319,390	2,941,584
Mid Cap Value Index, Class NAV (SSgA)	707,513	7,195,411
Mid Value, Class NAV (T. Rowe Price)	506,822	7,009,353
Mutual Shares, Class NAV (Franklin)	687,638	7,206,442
Natural Resources, Class NAV (Wellington)	874,003	17,602,420
Real Estate Equity, Class NAV (T. Rowe Price)	532,013	4,277,386
Redwood, Class NAV (RCM) (I)	800,831	8,320,630
Small Cap Growth, Class NAV (Wellington)	506,962	5,074,688
Small Cap Index, Class NAV (John Hancock2 ) (A)	778,145	9,890,217
Small Company Value, Class NAV (T. Rowe Price)	202,292	5,140,232
U.S. Equity, Class NAV (GMO)	3,082,081	31,591,329
Value & Restructuring, Class NAV (Columbia)	671,478	7,151,241
Value, Class NAV (Invesco)	302,198	2,916,215

John Hancock Funds III (G) - 2.68%
Global Shareholder Yield, Class NAV (Epoch)	1,950,939	18,280,294
International Core, Class NAV (GMO)	153,208	4,099,857

John Hancock Investment Trust (G) - 0.41%
Small Cap Intrinsic Value, Class NAV (John Hancock1 ) (A)	312,485	3,368,590

FIXED INCOME - 29.47%

John Hancock Funds II (G) - 29.47%
Active Bond, Class NAV (John Hancock1 /Declaration) (A)	2,326,395	23,543,120
Floating Rate Income, Class NAV (WAMCO)	3,342,913	30,821,654
Global Bond, Class NAV (PIMCO)	1,351,524	17,583,322
Global High Yield, Class NAV (Stone Harbor)	1,422,011	14,262,766
High Yield, Class NAV (WAMCO)	2,511,004	21,092,430
Multi Sector Bond, Class NAV (Stone Harbor)	2,474,087	24,394,500
Real Return Bond, Class NAV (PIMCO)	901,981	11,806,932
Spectrum Income, Class NAV (T. Rowe Price)	2,334,043	24,507,456
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	2,349,995	24,557,449
Total Return, Class NAV (PIMCO)	2,826,369	38,919,098
U.S. High Yield Bond, Class NAV (Wells Capital)	1,160,868	14,348,323

11

Lifecycle 2020 Portfolio
As of 11-30-11 (Unaudited)

Affiliated Investment Companies (continued)

CURRENCY - 2.21%

John Hancock Funds II (G) - 2.21%
Currency Strategies, Class NAV (First Quadrant) (I)	1,992,042	$18,446,310

Total investments (Cost $756,361,115) - 100.00%		$834,117,580

Other assets and liabilities, net - 0.00%		(8,508)

TOTAL NET ASSETS - 100.00%		$834,109,072

Percentages are based upon net assets.

12

Lifecycle 2015 Portfolio

As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.00%

EQUITY - 56.41%

John Hancock Funds II (G) - 53.98%
All Cap Value, Class NAV (Lord Abbett)	345,462	$3,848,451
Alpha Opportunities, Class NAV (Wellington)	526,881	5,685,050
Blue Chip Growth, Class NAV (T. Rowe Price)	369,026	7,723,705
Capital Appreciation, Class NAV (Jennison)	665,767	7,682,946
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	1,981,750	19,995,860
Emerging Markets, Class NAV (DFA)	2,586,752	24,651,748
Equity-Income, Class NAV (T. Rowe Price)	313,534	4,326,771
Fundamental Value, Class NAV (Davis)	394,139	5,699,250
Global Real Estate, Class NAV (Deutsche)	1,003,053	6,941,124
Health Sciences, Class NAV (T. Rowe Price) (I)	409,686	4,338,578
Heritage, Class NAV (American Century)	272,675	2,413,177
Index 500, Class NAV (John Hancock2 ) (A)	10,900,224	101,808,089
International Equity Index, Class NAV (SSgA)	1,563,245	24,386,616
International Growth Stock , Class NAV (Invesco)	205,017	2,121,925
International Small Cap, Class NAV (Franklin)	147,953	2,032,877
International Small Company, Class NAV (DFA)	273,392	2,039,503
International Value, Class NAV (Franklin)	161,052	2,109,786
Mid Cap Growth Index, Class NAV (SSgA)	335,098	3,726,292
Mid Cap Stock, Class NAV (Wellington) (I)	275,904	4,568,976
Mid Cap Value Equity, Class NAV (Columbia)	191,738	1,765,909
Mid Cap Value Index, Class NAV (SSgA)	369,041	3,753,143
Mid Value, Class NAV (T. Rowe Price)	275,656	3,812,321
Mutual Shares, Class NAV (Franklin)	319,073	3,343,885
Natural Resources, Class NAV (Wellington)	470,335	9,472,548
Real Estate Equity, Class NAV (T. Rowe Price)	353,315	2,840,650
Redwood, Class NAV (RCM) (I)	488,625	5,076,810
Small Cap Growth, Class NAV (Wellington)	302,758	3,030,612
Small Cap Index, Class NAV (John Hancock2 ) (A)	554,187	7,043,723
Small Company Value, Class NAV (T. Rowe Price)	120,626	3,065,111
U.S. Equity, Class NAV (GMO)	1,986,225	20,358,811
Value & Restructuring, Class NAV (Columbia)	313,779	3,341,749
Value, Class NAV (Invesco)	153,224	1,478,613

John Hancock Funds III (G) - 2.43%
Global Shareholder Yield, Class NAV (Epoch)	1,239,344	11,612,654
International Core, Class NAV (GMO)	77,953	2,086,019

FIXED INCOME - 41.38%

John Hancock Funds II (G) - 41.38%
Active Bond, Class NAV (John Hancock1 /Declaration) (A)	3,163,345	32,013,047
Floating Rate Income, Class NAV (WAMCO)	3,087,532	28,467,042
Global Bond, Class NAV (PIMCO)	1,443,414	18,778,817
Global High Yield, Class NAV (Stone Harbor)	1,050,187	10,533,376
High Yield, Class NAV (WAMCO)	1,875,790	15,756,633
Multi Sector Bond, Class NAV (Stone Harbor)	2,289,709	22,576,527
Real Return Bond, Class NAV (PIMCO)	899,737	11,777,562
Spectrum Income, Class NAV (T. Rowe Price)	2,162,351	22,704,688
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	2,174,440	22,722,895
Total Return, Class NAV (PIMCO)	2,724,886	37,521,674
U.S. High Yield Bond, Class NAV (Wells Capital)	851,954	10,530,155

CURRENCY- 2.21%

John Hancock Funds II - 2.21%
Currency Strategies, Class NAV (First Quadrant) (I)	1,344,943	12,454,176

13

Lifecycle 2015 Portfolio
As of 11-30-11 (Unaudited)

Total investments (Cost $513,816,529) - 100.00%	$564,019,874

Other assets and liabilities, net - 0.00%	(652)

TOTAL NET ASSETS - 100.00%	$564,019,222

Percentages are based upon net assets.

14

Lifecycle 2010 Portfolio
As of 11-30-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.00%

EQUITY - 46.07%

John Hancock Funds II (G) - 43.90%
All Cap Value, Class NAV (Lord Abbett)	192,441	$2,143,794
Alpha Opportunities, Class NAV (Wellington)	283,565	3,059,670
Blue Chip Growth, Class NAV (T. Rowe Price)	190,700	3,991,353
Capital Appreciation, Class NAV (Jennison)	344,260	3,972,758
Capital Appreciation Value, Class NAV (T.Rowe Price) (I)	1,398,144	14,107,269
Emerging Markets, Class NAV (DFA)	1,437,339	13,697,844
Equity-Income, Class NAV (T. Rowe Price)	172,911	2,386,167
Fundamental Value, Class NAV (Davis)	211,160	3,053,372
Global Real Estate, Class NAV (Deutsche)	682,512	4,722,982
Health Sciences, Class NAV (T. Rowe Price) (I)	313,644	3,321,495
Index 500, Class NAV (John Hancock2 ) (A)	6,747,707	63,023,582
International Equity Index, Class NAV (SSgA)	986,574	15,390,552
International Growth Stock , Class NAV (Invesco)	114,633	1,186,447
International Small Company, Class NAV (DFA)	340,842	2,542,683
International Value, Class NAV (Franklin)	90,568	1,186,447
Mid Cap Growth Index, Class NAV (SSgA)	448,451	4,986,772
Mid Cap Stock, Class NAV (Wellington) (I)	96,080	1,591,087
Mid Cap Value Index, Class NAV (SSgA)	492,879	5,012,582
Mid Value, Class NAV (T. Rowe Price)	115,485	1,597,159
Mutual Shares, Class NAV (Franklin)	190,734	1,998,897
Natural Resources, Class NAV (Wellington)	270,203	5,441,896
Real Estate Equity, Class NAV (T. Rowe Price)	272,056	2,187,330
Redwood, Class NAV (RCM) (I)	337,887	3,510,646
Small Cap Growth, Class NAV (Wellington)	159,605	1,597,647
Small Cap Index, Class NAV (John Hancock2 ) (A)	321,592	4,087,433
Small Company Value, Class NAV (T. Rowe Price)	63,422	1,611,554
U.S. Equity, Class NAV (GMO)	1,371,117	14,053,947
Value & Restructuring, Class NAV (Columbia)	163,201	1,738,095

John Hancock Funds III (G) - 2.17%
Global Shareholder Yield, Class NAV (Epoch)	861,976	8,076,711
International Core, Class NAV (GMO)	44,093	1,179,918

FIXED INCOME - 51.74%

John Hancock Funds II (G) - 51.74%
Active Bond, Class NAV (John Hancock1 /Declaration) (A)	3,624,435	36,679,278
Floating Rate Income, Class NAV (WAMCO)	2,921,068	26,932,246
Global Bond, Class NAV (PIMCO)	1,159,623	15,086,701
Global High Yield, Class NAV (Stone Harbor)	879,821	8,824,608
High Yield, Class NAV (WAMCO)	1,554,163	13,054,966
Multi Sector Bond, Class NAV (Stone Harbor)	1,986,213	19,584,060
Real Return Bond, Class NAV (PIMCO)	777,841	10,181,939
Spectrum Income, Class NAV (T. Rowe Price)	1,873,783	19,674,721
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,886,590	19,714,864
Total Return, Class NAV (PIMCO)	3,055,056	42,068,120
U.S. High Yield Bond, Class NAV (Wells Capital)	713,601	8,820,104

CURRENCY- 2.19%

John Hancock Funds II (G) - 2.19%
Currency Strategies, Class NAV (First Quadrant) (I)	1,010,650	9,358,616

15

Lifecycle 2010 Portfolio
As of 11-30-11 (Unaudited)

Total investments (Cost $396,471,471) - 100.00%	$426,438,312

Other assets and liabilities, net - 0.00%	9,182

TOTAL NET ASSETS - 100.00%	$426,447,494

Percentages are based upon net assets.

(A)	The subadviser is an affiliate of the adviser.

(G)	The underlying fund's subadviser is shown parenthetically.

(I)	Non-income producing.

1	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

16

Investment Companies
Underlying Funds’ Investment Managers

American Century Asset Management, Inc.	(American Century)
Columbia Management Investment Advisers, LLC	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research LLC	(Declaration)
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisers LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant L.P.	(First Quadrant)
Franklin Mutual Advisers
Franklin Templeton Investment Corp.	(Franklin)
Frontier Capital Management Company, LLC	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management*	(John Hancock)
Lord Abbett	(Lord Abbett)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management LLC	(Perimeter)
Rosenberg Capital Management	(RCM)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

17

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Lifecycle Portfolios (the Portfolios) use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers in or out of Level 1, Level 2 or Level 3 assets.

Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on November 30, 2011 was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifecycle 2045	$436,499,442	$34,552,260	($749,717)	$33,802,543
Lifecycle 2040	426,686,566	32,691,787	(735,226)	31,956,561
Lifecycle 2035	556,645,520	42,194,273	(879,459)	41,314,814
Lifecycle 2030	716,030,814	51,900,982	(1,525,422)	50,375,560
Lifecycle 2025	824,979,981	57,222,767	(1,310,691)	55,912,076
Lifecycle 2020	781,947,227	53,696,886	(1,526,533)	52,170,353
Lifecycle 2015	530,485,103	34,875,690	(1,340,919)	33,534,771
Lifecycle 2010	407,666,835	19,887,943	(1,116,466)	18,771,477

For additional information on the Portfolios’ significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

18

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.

LC0Q1 11/11
1/12

John Hancock

MUTUAL FUNDS

John Hancock Alternative Asset Allocation Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

Alternative Asset Allocation Fund
As of 11-30-11 (Unaudited)

Investment companies
Underlying Funds’ Subadvisers

Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
First Quadrant L.P.	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company	(PIMCO)
Rosenberg Capital Management	(RCM)
Stone Harbor Investment Partners, LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

	Shares	Value
Affiliated Investment Companies 87.04%		$40,682,352

(Cost $41,587,894)

EQUITY 23.62%

John Hancock Funds II (G)		11,040,722

Emerging Markets, Class NAV (DFA)	203,038	1,934,950
Global Real Estate, Class NAV (Deutsche)	209,876	1,452,344
Natural Resources, Class NAV (Wellington)	55,887	1,125,567
Redwood, Class NAV (RCM) (I)	226,018	2,348,326
Technical Opportunities, Class NAV (Wellington) (I)	428,231	4,179,535

FIXED INCOME 39.19%

John Hancock Funds II (G)		18,317,470

Global High Yield, Class NAV (Stone Harbor)	457,479	4,588,515
Multi Sector Bond, Class NAV (Stone Harbor)	603,025	5,945,831
Real Return Bond, Class NAV (PIMCO)	243,873	3,192,295
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	439,314	4,590,829

CURRENCY 24.23%

John Hancock Funds II (G)		11,324,160

Currency Strategies, Class NAV (First Quadrant) (I)	1,222,911	11,324,160

Unaffiliated Investment Companies 12.29%		$5,744,602

(Cost $5,830,950)

EQUITY 12.29%		5,744,602

PowerShares DB Agriculture Fund (I)	8,490	246,125
PowerShares DB Commodity Index Tracking Fund (I)	45,220	1,249,881
PowerShares DB Gold Fund (I)	31,975	1,950,795
Turner Spectrum Fund Institutional Class (I)	200,506	2,297,801

Total investments (Cost $47,418,844)† 99.33%		$46,426,954

Other assets and liabilities, net 0.67%		$311,221

Total net assets 100.00%		$46,738,175

Percentages are based upon net assets

(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund's subadviser is shown parenthetically.
(I)	Non-income producing.
1	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $47,955,214.
Net unrealized depreciation aggregated $1,528,260, of which $354,069 related to appreciated investment securities and $1,882,329 related to depreciated investment securities.

1

John Hancock Alternative Asset Allocation Fund
As of 11-30-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.

345Q1 11/11
1/12

John Hancock
MUTUAL FUNDS

John Hancock Emerging Markets Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Common Stocks 97.60%		$2,087,536,836

(Cost $2,099,777,453)

Brazil 11.98%		256,222,003

AES Tiete SA	17,155	203,486
All America Latina Logistica SA	136,100	646,500
Amil Participacoes SA	59,947	556,922
Anhanguera Educacional Participacoes SA	38,400	371,609
B2W Companhia Global Do Varejo	22,600	126,850
Banco Alfa de Investimento SA	10,300	36,909
Banco Bradesco SA	180,444	2,479,627
Banco Bradesco SA, ADR (L)	550,552	9,084,108
Banco do Brasil SA	176,594	2,363,245
Banco Santander Brasil SA, ADR (L)	1,292,416	9,977,452
Bematech SA	88,175	187,726
BHG SA - Brazil Hospitality Group	1,580	14,416
BM&F Bovespa SA	3,409,389	18,627,347
BR Malls Participacoes SA	1,101,419	11,152,145
Brasil Brokers Participacoes SA	61,513	207,158
Brasil Telecom SA (New York Exchange)	21,500	383,130
Brasil Telecom SA, ADR	1,383	8,879
Braskem SA, ADR (L)	50,629	808,545
BRF - Brasil Foods SA, ADR (L)	923,550	18,609,533
Brookfield Incorporacoes SA	562,600	1,848,007
Camargo Correa Desenvolvimento Imobiliario SA	93,884	175,479
CCR SA	367,056	2,344,401
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	473,020
Centrais Eletricas Brasileiras SA, ADR, Ordinary Shares (L)	47,167	438,181
CETIP SA - Balcao Organizado de Ativos e Derivativos	98,270	1,429,204
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,560	2,433,434
Cia de Saneamento de Minas Gerais	16,300	290,873
Cia Energetica de Minas Gerais	10,650	147,175
Cia Energetica de Minas Gerais, ADR (L)	78,661	1,380,501
Cia Hering	71,700	1,518,572
Cia Paranaense de Energia, ADR (L)	34,777	700,757
Cia Providencia Industria e Comercio SA	47,500	156,026
Cielo SA	102,635	2,732,809
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	19,370	1,069,611
Companhia Siderurgica Nacional SA	101,600	828,711
Companhia Siderurgica Nacional SA, ADR	115,876	961,771
Contax Participacoes SA	1,400	15,445
Cosan SA Industria e Comercio	265,400	3,947,941
CPFL Energia SA, ADR (L)	21,800	573,994
CR2 Empreendimentos Imobiliarios SA	28,800	79,949
Cremer SA	150	1,182
CSU Cardsystem SA	4,000	10,440
Cyrela Brazil Realty SA	86,028	715,017
Diagnosticos da America SA	110,169	798,083
Direcional Engenharia SA	5,225	26,004
Drogasil SA	58,191	405,456
Duratex SA	34,200	173,804
Ecorodovias Infraestrutura e Logistica SA	48,633	357,954
EDP - Energias do Brasil SA	24,400	520,828
Embraer SA, ADR (L)	175,929	4,489,708
Empresa Brasileira de Aeronautica SA	32,692	204,466
Equatorial Energia SA	18,900	120,192
Estacio Participacoes SA	12,413	124,930

1

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Brazil (continued)

Eternit SA	9,600	$47,778
Even Construtora e Incorporadora SA	264,600	951,088
EZ Tec Empreendimentos e Participacoes SA	107,600	922,277
Fertilizantes Heringer SA	38,800	223,572
Fibria Celulose SA, ADR (L)	416,051	3,236,877
Fleury SA	16,600	189,101
Forjas Taurus SA	7,413	6,067
Gafisa SA	521,522	1,548,690
Gafisa SA, ADR	253,077	1,523,524
General Shopping Brasil SA (I)	61,820	403,393
Gerdau SA	188,343	1,207,120
Gerdau SA, ADR (L)	1,192,088	9,155,236
Grendene SA	240,600	1,065,726
Guararapes Confeccoes SA	1,200	50,234
Helbor Empreendimentos SA	40,000	463,406
Hypermarcas SA	42,600	191,993
IdeiasNet SA (I)	24,700	34,147
Iguatemi Empresa de Shopping Centers SA	73,200	1,338,637
Industrias Romi SA	111,800	376,510
Inepar SA Industria E Construcoes	12,100	20,876
Iochpe-Maxion SA	21,000	258,965
Itau Unibanco Holding SA	85,274	1,296,782
Itau Unibanco Holding SA, ADR (L)	627,657	11,172,295
JBS SA	1,641,079	5,399,630
JHSF Participacoes SA	335,500	925,786
Joao Fortes Engenharia SA	500	2,483
Kroton Educacional SA	81,713	849,506
Light SA	17,500	265,256
Localiza Rent a Car SA	65,048	985,603
Log-in Logistica Intermodal SA	90,600	267,038
Lojas Americanas SA	54,106	393,150
Lojas Renner SA	65,850	1,973,661
LPS Brasil Consultoria de Imoveis SA	16,600	247,942
Lupatech SA	3,800	10,927
M Dias Branco SA	19,046	469,738
Magnesita Refratarios SA	407,465	1,336,172
Marcopolo SA	7,000	25,548
Marfrig Frigorificos e Comercio de Alimentos SA	298,293	1,355,915
Marisa Lojas SA	28,000	274,836
Metalfrio Solutions SA	16,800	50,911
Minerva SA	94,800	251,633
MMX Mineracao e Metalicos SA (I)	103,300	367,307
MPX Energia SA	68,000	1,624,464
MRV Engenharia e Participacoes SA	116,400	749,888
Multiplan Empreendimentos Imobiliarios SA	27,300	546,498
Multiplus SA	19,054	334,013
Natura Cosmeticos SA	92,600	1,858,811
Obrascon Huarte Lain Brasil SA	11,600	375,259
Odontoprev SA	50,400	699,555
Osx Brasil SA (I)	17,500	116,128
Paranapanema SA	435,400	741,578
PDG Realty SA Empreendimentos e Participacoes	222,700	827,574
Perdigao SA	18,975	370,403
Petroleo Brasileiro SA	97,783	1,304,242
Petroleo Brasileiro SA, ADR Level II (L)	837,292	20,990,910
Petroleo Brasileiro SA, ADR Level III	671,572	18,125,728
Plascar Participacoes Industriais SA	13,400	15,117

2

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Brazil (continued)

Porto Seguro SA	186,076	$1,928,313
Positivo Informatica SA	53,700	157,980
Profarma Distribuidora de Produtos Farmaceuticos SA	45,300	258,020
Redecard SA	140,600	2,371,388
Restoque Comercio e Confeccoes de Roupas SA	15,400	250,372
Rodobens Negocios Imobiliarios SA	66,900	406,946
Rossi Residencial SA	121,400	669,316
Santos Brasil Participacoes SA	20,908	265,924
Sao Carlos Empreendimentos e Participacoes SA	79,700	1,066,575
Sao Martinho SA	106,000	1,075,035
SLC Agricola SA	49,500	435,778
Souza Cruz SA	157,200	1,994,176
Springs Global Participacoes SA	138,667	282,188
Sul America SA	269,700	1,968,668
Tecnisa SA	41,600	251,668
Tegma Gestao Logistica	14,025	196,219
Tele Norte Leste Participacoes SA, ADR	57,600	544,896
Telefonica Brasil SA	4,502	110,786
Telefonica Brasil SA, ADR	20,000	539,400
Tempo Participacoes SA (I)	14,096	28,062
Tereos Internacional SA	9,500	11,978
Tim Participacoes SA, ADR (L)	24,911	593,131
Tim Participacoes Satim Participacoes SA	28,000	130,838
Totvs SA	65,725	1,184,856
TPI - Triunfo Participacoes e Investimentos SA	75,690	416,466
Tractebel Energia SA	26,100	407,301
Trisul SA	30,607	44,683
Ultrapar Participacoes SA, ADR	190,080	3,377,722
Usinas Siderurgicas de Minas Gerais SA	418,144	4,115,886
Vale SA, (Ordinary A Shares), ADR	418,223	9,723,685
Vale SA, (Preference A Shares), ADR (L)	530,973	11,612,380
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento	25,385	292,545
Vanguarda Agro SA (I)	1,152,700	337,839
Viver Incorporadora e Construtora SA (I)	402,417	462,868
Weg SA	156,700	1,551,099

Chile 1.82%		38,914,196

Aes Gener SA	502,013	265,780
Aguas Andinas SA	272,118	150,400
Almendral SA	516,850	71,165
Banco de Chile	3,809,312	513,794
Banco de Chile, ADR (L)	5,373	434,138
Banco de Credito e Inversiones	10,320	552,335
Banco Santander Chile	120,656	7,768
Banco Santander Chile SA, ADR (L)	16,826	1,122,462
Besalco SA	36,838	53,580
CAP SA	25,983	939,248
Cementos Bio-Bio SA	2,795	3,680
Centros Comerciales Sudamericanos SA	269,134	1,623,729
Cia Cervecerias Unidas SA	12,501	146,802
Cia Cervecerias Unidas SA, ADR (L)	6,700	383,441
Cia General de Electricidad	330,742	1,444,451
Cintac SA	78,352	37,987
Colbun SA	1,091,947	275,501
Companhia Sudamericana de Vapores SA	1,952,202	454,309
CorpBanca SA	11,005,680	145,135
CorpBanca SA, ADR (L)	13,087	266,975

3

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Chile (continued)

Cristalerias de Chile SA	62,943	$561,501
Embotelladora Andina SA, ADR, Series A	300	6,600
Embotelladora Andina SA, ADR, Series B (L)	1,594	43,357
Empresa Electrica del Norte Grande SA	138,110	355,955
Empresa Nacional de Electricidad SA	406,431	609,981
Empresa Nacional de Electricidad SA, ADR (L)	18,202	823,276
Empresa Nacional de Telecomunicaciones SA	39,936	809,330
Empresas CMPC SA	1,466,126	5,157,670
Empresas Copec SA	371,453	4,850,896
Empresas Iansa SA	5,833,386	429,882
Empresas La Polar SA	429,679	316,562
Enersis SA, ADR	327,653	5,822,394
Forus SA	1,477	4,150
Gasco SA	227,676	1,390,826
Grupo Security SA	593,749	189,990
Inversiones Aguas Metropolitanas SA	1,033,863	1,544,228
Lan Airlines SA	4,699	109,572
Lan Airlines SA, ADR (L)	52,595	1,234,405
Madeco SA	9,258,778	409,386
Masisa SA	5,033,332	497,818
Molibdenos Y Metales SA	3,862	57,295
Multiexport Foods SA	27,522	7,632
Parque Arauco Saparque Arauco SA	44,446	77,230
Paz Corp., SA	319,877	164,327
Ripley Corp., SA	898,863	831,490
SACI Falabella	132,388	1,103,982
Salfacorp SA	66,565	178,144
Sigdo Koppers SA	4,189	7,514
Sociedad Quimica y Minera de Chile SA, ADR (L)	28,039	1,607,756
Socovesa SA	938,043	352,914
Sonda SA	110,009	275,636
Vina Concha Y Toro SA	41,291	80,876
Vina San Pedro Tarapaca SA	16,425,632	108,941

China 9.58%		204,953,810

361 Degrees International, Ltd.	193,000	83,329
Agile Property Holdings, Ltd. (L)	844,000	705,565
Air China, Ltd.	600,000	461,390
Ajisen China Holdings, Ltd.	332,000	422,320
Alibaba.com, Ltd.	719,500	743,694
Aluminum Corp. of China, Ltd., ADR (L)	37,554	459,661
Angang Steel Company, Ltd., Class H	2,008,000	1,312,815
Anhui Conch Cement Company, Ltd. (L)	324,000	1,058,412
Anhui Expressway Company, Ltd.	154,000	95,525
Anhui Tianda Oil Pipe Company, Ltd.	523,000	103,727
Anta Sports Products, Ltd. (L)	302,000	346,538
Anton Oilfield Services Group	1,466,000	173,093
Asia Cement China Holdings Corp.	802,500	377,943
Bank of China, Ltd., Class H	65,058,075	21,289,072
Bank of Communications Company, Ltd., Class H	9,921,858	6,494,499
Baoye Group Company, Ltd.	538,000	249,757
BBMG Corp.	250,000	191,856
Beijing Capital Land, Ltd.	1,718,000	378,443
Beijing Datang Power Generation Company, Ltd., Class H	482,000	165,702
Beijing Jingkelong Company, Ltd.	27,000	23,254
Beijing North Star Company	1,284,000	209,796
BYD Company, Ltd., Class H (L)	168,500	410,245

4

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

China (continued)

BYD Electronic International Company, Ltd.	1,475,483	$464,492
Catic Shenzhen Holdings, Ltd.	140,000	64,596
China Aoyuan Property Group, Ltd.	1,834,000	209,107
China BlueChemical, Ltd.	1,596,000	1,286,149
China Citic Bank Corp., Ltd.	10,624,962	5,800,579
China Coal Energy Company, Ltd., Series H	4,250,000	5,154,110
China Communications Construction Company, Ltd.	7,409,202	5,801,549
China Communications Services Corp., Ltd., Class H	3,310,000	1,622,276
China Construction Bank Corp.	9,747,000	6,976,629
China COSCO Holdings Company, Ltd. (L)	640,000	292,149
China Eastern Airlines Corp., Ltd.	458,000	198,209
China Eastern Airlines Corp., Ltd., ADR	1,037	22,461
China Huiyuan Juice Group, Ltd.	832,500	324,953
China Life Insurance Company, Ltd., ADR (L)	99,654	4,012,070
China Lilang, Ltd.	210,000	178,365
China Longyuan Power Group Corp.	515,000	392,697
China Medical System Holdings, Ltd.	230,200	167,436
China Merchants Bank Company, Ltd.	811,000	1,542,932
China Minsheng Banking Corp. Ltd. (L)	6,083,500	5,077,476
China Molybdenum Company, Ltd.	1,743,000	883,455
China National Building Material Company, Ltd.	770,000	934,470
China National Materials Company, Ltd.	131,000	53,004
China Nickel Resources Holding Company, Ltd.	894,000	72,881
China Oilfield Services, Ltd.	404,000	624,985
China Pacific Insurance Group Company, Ltd.	397,000	1,143,019
China Petroleum & Chemical Corp., ADR (L)	166,422	17,698,980
China Qinfa Group, Ltd. (I)	944,000	228,010
China Railway Construction Corp.	3,282,335	1,856,918
China Railway Group, Ltd.	842,000	269,409
China Rare Earth Holdings, Ltd.	1,272,000	275,910
China Shanshui Cement Group, Ltd.	642,000	473,348
China Shenhua Energy Company, Ltd., Class H	939,000	4,156,479
China Shineway Pharmaceutical Group, Ltd.	136,000	193,738
China Shipping Container Lines Company, Ltd.	5,819,850	1,162,283
China Shipping Development Company, Ltd.	2,288,000	1,341,669
China Singyes Solar Technologies Holdings, Ltd.	65,000	28,209
China Southern Airlines Company, Ltd.	454,000	242,390
China Southern Airlines Company, Ltd., ADR	1,402	38,064
China Sunshine Paper Holdings Company, Ltd.	41,500	6,660
China Telecom Corp., Ltd.	1,982,000	1,209,974
China Telecom Corp., Ltd., ADR (L)	5,800	358,904
China Wireless Technologies, Ltd.	532,000	109,211
China Yurun Food Group, Ltd. (L)	395,000	569,405
China Zhongwang Holdings, Ltd. (L)	3,017,400	1,075,141
Chinasoft International, Ltd.	370,000	107,867
Chongqing Iron & Steel Company, Ltd.	1,034,000	172,401
Chongqing Machinery & Electric Company, Ltd.	1,100,000	175,365
CNOOC, Ltd.	2,027,000	3,904,020
CNOOC, Ltd., ADR (L)	15,118	2,922,612
Country Garden Holdings Company (L)	7,198,933	2,568,976
CSR Corp., Ltd.	604,000	394,556
Dalian Port PDA Company, Ltd.	1,572,621	369,614
Daphne International Holdings, Ltd.	540,000	659,780
Dongfang Electric Corp. Ltd.	103,600	342,854
Dongfeng Motor Group Company, Ltd.	794,000	1,192,360
Dongjiang Environmental Company, Ltd., Class H	1,400	4,579
Dongyue Group	822,000	741,479

5

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

China (continued)

ENN Energy Holdings, Ltd.	192,000	$692,597
Evergrande Real Estate Group, Ltd. (L)	1,577,000	669,471
Evertop Wire Cable Corp.	406,000	973,184
First Tractor Company	712,750	673,800
Fosun International, Ltd.	2,882,559	1,588,270
Golden Eagle Retail Group, Ltd. (L)	229,000	529,309
Great Wall Motor Company, Ltd. (L)	1,580,000	2,283,535
Great Wall Technology Company, Ltd.	826,000	199,419
Greentown China Holdings, Ltd.	1,138,000	519,765
Guangshen Railway Company, Ltd.	528,000	190,194
Guangshen Railway Company, Ltd., ADR (L)	44,505	812,661
Guangzhou Automobile Group Company, Ltd.	1,412,857	1,302,224
Guangzhou Pharmaceutical Company, Ltd.	276,000	215,649
Guangzhou R&F Properties Company, Ltd., Class H (L)	1,715,399	1,416,113
Guangzhou Shipyard International Company, Ltd.	52,000	41,281
Hainan Meilan International Airport Company, Ltd.	235,000	158,901
Haitian International Holdings, Ltd.	157,000	138,689
Harbin Power Equipment Company, Ltd.	1,260,000	1,256,380
Hengan International Group Company, Ltd.	320,500	3,029,462
Hidili Industry International Development, Ltd. (L)	1,922,000	687,017
Hisense Kelon Electrical Holdings Company, Ltd.	132,000	25,847
Honghua Group, Ltd.	1,814,000	176,631
Huadian Power International Corp.	420,000	78,653
Huaneng Power International, Inc.	4,400	93,632
Huaneng Power International, Inc., Class H	418,000	218,939
Hunan Non Ferrous Metal Corp., Ltd.	2,694,000	691,464
Industrial & Commercial Bank of China	13,341,000	7,911,936
International Mining Machinery Holdings, Ltd.	489,000	511,576
Intime Department Store Group Company, Ltd.	366,000	431,118
Jiangsu Expressway, Ltd.	288,000	257,838
Jingwei Textile Machinery Company, Ltd.	168,000	87,470
Kaisa Group Holdings, Ltd. (I)	118,000	23,953
Kasen International Holdings, Ltd.	240,000	38,069
Kingdee International Software Group Company, Ltd.	1,180,000	408,310
Kingsoft Corp., Ltd.	205,000	82,519
Lenovo Group, Ltd.	3,542,000	2,528,946
Li Ning Company, Ltd. (L)	246,500	192,516
Lianhua Supermarket Holdings Company, Ltd.	225,200	278,009
Lingbao Gold Company, Ltd.	446,000	201,693
Little Sheep Group Ltd.	275,000	229,643
Longfor Properties Company, Ltd. (L)	438,000	534,399
Maanshan Iron & Steel Company, Ltd. (L)	3,204,000	944,088
Maoye International Holdings, Ltd.	509,000	125,075
Metallurgical Corp. of China, Ltd.	302,000	69,468
NVC Lighting Holdings, Ltd.	517,000	205,167
Pacific Online Ltdpacific Online	180,000	92,264
Parkson Retail Group, Ltd.	469,000	579,723
PCD Stores Group, Ltd.	638,000	105,522
PetroChina Company, Ltd., ADR (L)	29,667	3,878,960
PetroChina Company, Ltd., Class H	2,054,000	2,655,053
PICC Property & Casualty Company, Ltd., Class H	690,000	939,566
Ping An Insurance Group Company	426,000	2,966,128
Powerlong Real Estate Holdings, Ltd.	264,000	36,218
Qunxing Paper Holdings Company, Ltd.	969,268	257,515
Regent Manner International, Ltd.	484,000	105,173
Renhe Commercial Holdings Company, Ltd.	256,000	37,128
Sany Heavy Equipment International Holdings Company, Ltd. (L)	280,000	272,524

6

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

China (continued)

Scud Group, Ltd.	306,000	$16,637
Semiconductor Manufacturing International Corp., ADR (I)(L)	372,441	953,449
Semiconductor Manufacturing International Corp. (I)	16,250,000	847,924
Shandong Chenming Paper Holdings, Ltd.	225,584	113,723
Shandong Molong Petroleum Machinery Company, Ltd.	100,400	68,696
Shandong Weigao Group Medical Polymer Company, Ltd.	636,000	557,968
Shandong Xinhua Pharmaceutical Company, Ltd.	258,000	64,513
Shanghai Electric Group Company, Ltd.	1,068,000	484,681
Shanghai Jin Jiang International Hotels Group Company, Ltd.	2,296,000	300,406
Shanghai Prime Machinery Company, Ltd.	1,294,000	195,967
Shenguan Holdings Group, Ltd.	490,000	274,141
Shenzhen Expressway Company, Ltd.	180,000	79,505
Shenzhou International Group Holdings, Ltd.	52,000	76,533
Shui On Land, Ltd. (L)	5,014,503	1,511,762
Sichuan Expressway Company, Ltd.	232,000	89,136
Sichuan Xinhua Winshare Chainstore Company, Ltd.	755,650	325,900
Silver Base Group Holdings, Ltd.	167,000	153,611
Sino-Ocean Land Holdings, Ltd. (L)	5,536,639	2,297,044
SinoCom Software Group, Ltd.	157,000	10,546
Sinopec Shanghai Petrochemical Company, Ltd., ADR	1,587	59,132
Sinopec Shanghai Petrochemical Company, Ltd., Class H	836,000	302,740
Sinopec Yizheng Chemical Fibre Company, Ltd.	404,000	97,014
Sinopharm Group Company, Ltd.	339,600	819,997
Sinotrans, Ltd., Class H	2,802,574	543,903
Sinotruk Hong Kong, Ltd.	1,286,555	671,782
Soho China, Ltd.	3,777,500	2,585,659
SPG Land Holdings, Ltd.	557,925	113,921
Sunny Optical Technology Group Company, Ltd.	322,000	81,031
Tencent Holdings, Ltd.	377,200	7,352,551
Tiangong International Company, Ltd.	1,555,564	288,076
Tianjin Capital Environmental Protection Group Company, Ltd.	64,000	17,039
Tianneng Power International, Ltd.	948,700	486,454
Tingyi (Cayman Islands) Holding Corp.	756,000	2,444,392
Tong Ren Tang Technologies Company, Ltd.	13,000	14,660
Travelsky Technology, Ltd.	2,011,500	1,050,143
Tsingtao Brewery Company, Ltd., Series H	130,000	713,899
Uni-President China Holdings, Ltd.	329,000	183,430
Want Want China Holdings, Ltd.	1,758,000	1,843,944
Weichai Power Company, Ltd. (L)	169,000	789,071
Weiqiao Textile Company	768,000	420,955
West China Cement, Ltd.	854,000	166,633
Wuyi International Pharmaceutical Company, Ltd.	525,000	32,556
Xiamen International Port Company, Ltd.	1,658,662	233,056
Xingda International Holdings, Ltd.	1,029,000	505,678
Xinjiang Goldwind Science & Technology Company, Ltd., Class H	136,200	80,298
Xinjiang Xinxin Mining Industry Company, Ltd.	1,262,000	408,288
Xiwang Sugar Holdings Company, Ltd.	951,020	166,003
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	1,294,536
Zhaojin Mining Industry Company, Ltd.	420,500	749,895
Zhejiang Expressway Company, Ltd., Class H	372,000	231,614
Zhejiang Glass Company, Ltd.	172,000	54,907
Zhong An Real Estate, Ltd.	793,200	109,969
Zhongsheng Group Holdings Ltd.	170,500	316,809
Zhuzhou CSR Times Electric Company, Ltd.	142,000	339,851
Zijin Mining Group Company, Ltd.	1,397,000	641,274
ZTE Corp., Class H	249,200	762,004

7

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Colombia 0.15%		$3,127,919

BanColombia SA, ADR (L)	27,362	1,580,429
Ecopetrol SA, ADR (L)	36,653	1,547,490

Czech Republic 0.31%		6,650,133

CEZ AS	30,432	1,196,575
Komercni Banka AS	2,744	453,487
Pegas Nonwovens SA	31,179	743,366
Philip Morris CR AS	293	190,679
Telefonica O2 Czech Republic AS	85,666	1,785,512
Unipetrol AS	251,752	2,280,514

Egypt 0.03%		647,637

Commercial International Bank Egypt SA	20,636	79,449
Orascom Construction Industries	15,783	568,188

Hong Kong 5.57%		119,054,955

AMVIG Holdings, Ltd.	755,333	450,887
Anxin-China Holdings, Ltd.	756,000	144,710
Asia Energy Logistics Group, Ltd. (I)	1,880,000	28,109
Asian Citrus Holdings, Ltd.	27,000	17,729
Asian Union New Media Group, Ltd. (I)	2,433,125	24,527
Avic International Holding HK, Ltd.	5,096,000	167,131
Beijing Capital International Airport Company, Ltd., Class H	3,480,415	1,658,178
Beijing Development Hong Kong, Ltd.	482,000	65,863
Beijing Enterprises Holdings, Ltd.	944,430	5,181,498
Beijing Enterprises Water Group, Ltd.	1,162,000	333,510
Belle International Holdings, Ltd.	944,000	1,846,340
Bosideng International Holdings, Ltd.	1,282,000	381,454
Brilliance China Automotive Holdings, Ltd. (L)	2,906,000	3,404,230
C C Land Holdings, Ltd.	440,039	96,355
Central China Real Estate, Ltd.	1,052,538	232,663
Centron Telecom International Holdings, Ltd.	563,569	78,972
Chaoda Modern Agriculture Holdings, Ltd.	5,797,312	335,806
China Aerospace International Holdings, Ltd.	3,580,755	293,378
China Agri-Industries Holdings, Ltd.	2,235,000	1,764,484
China Chengtong Development Group, Ltd.	2,031,216	84,649
China Dongxiang Group Company	901,000	161,657
China Energine International Holdings, Ltd.	2,025,589	77,682
China Everbright International, Ltd.	512,000	208,435
China Everbright, Ltd.	1,543,000	2,321,129
China Foods, Ltd.	326,000	265,399
China Gas Holdings, Ltd.	932,000	340,266
China Grand Forestry Green Resources Group, Ltd.	15,261,800	58,935
China Green Holdings, Ltd. (L)	912,000	276,457
China Haidian Holdings, Ltd.	2,821,800	313,667
China High Precision Automation Group, Ltd.	74,000	26,099
China Lumena New Materials Corp.	744,000	155,154
China Mengniu Dairy Company, Ltd.	628,000	2,257,264
China Merchants Holdings International Company, Ltd.	1,771,518	5,220,650
China Metal Recycling Holdings, Ltd.	184,800	221,871
China Mining Resources Group, Ltd. (I)	8,324,000	121,076
China Mobile, Ltd., ADR (L)	297,443	14,773,994
China Ocean Resources Company, Ltd.	8,700	39,314
China Oil and Gas Group, Ltd.	3,168,219	225,994
China Pharmaceutical Group, Ltd.	1,516,000	377,945
China Power International Development, Ltd.	634,000	140,153
China Power New Energy Development Company, Ltd.	860,000	39,858

8

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Hong Kong (continued)

China Precious Metal Resources Holdings Company, Ltd.	378,000	$71,428
China Properties Group, Ltd.	1,107,000	291,413
China Resource Power Holdings, Ltd.	306,000	621,246
China Resources Cement Holdings, Ltd.	672,000	502,538
China Resources Enterprises, Ltd.	780,000	2,736,181
China Resources Gas Group, Ltd.	390,000	587,769
China Resources Land, Ltd.	384,000	586,311
China South City Holdings Ltd.	1,038,000	136,454
China Starch Holdings, Ltd.	2,630,000	88,680
China State Construction International Holdings, Ltd.	427,200	310,950
China Taiping Insurance Holdings Company, Ltd.	216,200	417,237
China Travel International Investment Hong Kong, Ltd.	5,090,000	795,831
China Unicom Hong Kong, Ltd.	1,882,000	4,053,467
China Unicom Hong Kong, Ltd., ADR (L)	580,041	12,511,484
China Water Affairs Group, Ltd.	406,000	119,137
China Zenith Chemical Group, Ltd.	271,000	16,591
CIMC Enric Holdings, Ltd. (I)	96,000	30,904
Citic 21CN Company, Ltd.	930,000	73,630
Citic Pacific, Ltd.	2,113,923	4,014,586
Citic Resources Holdings, Ltd.	4,270,000	614,745
Clear Media, Ltd.	57,000	20,811
Coastal Greenland, Ltd.	2,330,000	79,444
Comba Telecom Systems Holdings Ltd.	311,000	283,359
Cosco International Holdings, Ltd.	1,195,040	496,157
COSCO Pacific, Ltd.	2,954,000	3,473,224
Coslight Technology International Group, Ltd.	190,000	45,627
CP Pokphand Company	2,642,000	273,470
DaChan Food Asia, Ltd.	655,000	121,382
Dawnrays Pharmaceutical Holdings, Ltd.	52,000	15,738
Digital China Holdings, Ltd.	254,000	412,058
Dynasty Fine Wines Group, Ltd.	242,000	68,431
Embry Holdings, Ltd.	80,000	40,252
Extrawell Pharmaceutical Holdings, Ltd.	1,060,000	70,210
Franshion Properties China, Ltd.	6,410,000	1,269,336
Fushan International Energy Group, Ltd.	5,414,000	2,222,700
GCL-Poly Energy Holdings, Ltd. (L)	2,392,000	727,495
Geely Automobile Holdings Company, Ltd. (L)	1,120,000	273,930
Global Bio-Chem Technology Group Company, Ltd.	3,303,200	720,855
Global Sweeteners Holdings, Ltd.	444,000	49,345
Glorious Property Holdings, Ltd.	411,000	74,969
Goldbond Group Holdings, Ltd.	100,000	2,898
Golden Meditech Holdings, Ltd.	2,448,000	288,419
Goldlion Holdings, Ltd.	345,000	133,272
GOME Electrical Appliances Holdings, Ltd.	3,146,000	820,391
Good Friend International Holdings, Inc.	42,000	17,719
Goodtop Tin International Holdings Ltd	1,160,000	162,408
Guangdong Investment, Ltd.	618,000	393,948
Haier Electronics Group Company, Ltd.	303,000	280,917
Heng Tai Consumables Group, Ltd.	5,167,000	316,431
Hengdeli Holdings, Ltd.	860,000	338,844
Hi Sun Technology China, Ltd. (I)	126,000	37,168
HKC Holdings, Ltd.	4,638,423	182,657
Hong Kong Energy Holdings, Ltd.	319,027	11,676
Hopewell Highway Infrastructure, Ltd., GDR	147,000	72,722
Hopson Development Holdings, Ltd. (L)	1,210,000	727,765
Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,439,200	293,570
Huabao International Holdings, Ltd. (L)	1,075,000	637,477

9

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Hong Kong (continued)

Huscoke Resources Holdings, Ltd.	1,804,200	$32,233
Inspur International, Ltd.	4,415,000	126,322
Interchina Holdings Company	515,000	23,643
Ju Teng International Holdings, Ltd.	1,525,722	232,272
Kai Yuan Holdings, Ltd.	10,020,000	228,440
Kingboard Chemical Holdings, Ltd.	1,076,790	2,944,803
Kingway Brewery Holdings, Ltd.	988,000	241,252
Kunlun Energy Company, Ltd.	962,000	1,303,918
KWG Property Holding, Ltd. (L)	2,352,512	797,527
Lai Fung Holdings, Ltd.	5,139,000	127,744
Le Saunda Holdings	72,000	28,754
LK Technology Holdings, Ltd.	40,000	11,322
Lonking Holdings, Ltd. (L)	636,000	220,644
Loudong General Nice Resources China Holdings, Ltd.	2,544,000	212,553
MIN XIN Holdings, Ltd.	188,000	95,744
Mingfa Group International Company, Ltd.	325,000	72,883
Minmetals Land, Ltd.	2,582,000	271,548
Minmetals Resources, Ltd.	1,240,000	547,506
Nan Hai Corp., Ltd.	28,150,000	114,720
Neo-China Land Group Holdings, Ltd.	1,049,500	219,341
NetDragon Websoft, Inc.	282,000	177,388
New World China Land, Ltd.	3,031,487	731,697
New World Department Store China, Ltd.	75,000	43,611
Nine Dragons Paper Holdings, Ltd.	445,000	313,073
Petroasian Energy Holdings, Ltd.	6,588,000	163,507
Phoenix Satellite Television Holdings, Ltd.	416,000	121,170
Poly Hong Kong Investment, Ltd. (L)	3,440,944	1,455,487
Ports Design, Ltd.	242,500	449,057
Pou Sheng International Holdings, Ltd. (I)	2,520,000	340,898
Prosperity International Holdings HK, Ltd.	1,460,000	83,730
Qin Jia Yuan Media Services Company, Ltd.	849,176	32,371
Qingling Motors Company, Ltd.	1,294,000	346,548
REXLot Holdings, Ltd.	9,200,000	640,257
Road King Infrastructure, Ltd.	85,000	48,479
Samson Holding, Ltd.	1,383,915	156,096
Shanghai Industrial Holdings, Ltd.	995,041	2,711,502
Shanghai Zendai Property, Ltd.	4,865,000	92,033
Shenzhen International Holdings, Ltd.	16,705,000	1,033,653
Shenzhen Investment, Ltd.	3,978,000	734,323
Shimao Property Holdings, Ltd., GDR (L)	2,938,500	2,405,463
Shougang Concord Century Holdings, Ltd.	1,282,000	64,798
Shougang Concord International Enterprises Company, Ltd.	6,444,000	413,257
Silver Grant International	2,494,334	547,726
Sim Technology Group, Ltd.	1,114,000	120,113
Sino Biopharmaceutical	1,644,000	525,835
Sino Prosper State Gold Resources Holdings Ltd. (I)	4,380,000	45,530
Sino Union Petroleum & Chemical International, Ltd. (I)	5,462,273	375,463
Sinofert Holdings, Ltd.	2,892,000	916,972
Sinolink Worldwide Holdings, Ltd.	3,422,000	264,883
Sinomedia Holding, Ltd.	391,000	127,177
Sinopec Kantons Holdings, Ltd.	620,000	418,577
Sinotrans Shipping, Ltd.	2,579,000	664,004
Skyworth Digital Holdings, Ltd.	1,304,000	527,281
Solargiga Energy Holdings, Ltd.	997,000	115,571
Sparkle Roll Group, Ltd.	600,000	69,739
SRE Group, Ltd.	4,512,000	215,010
TAK Sing Alliance Holdings, Ltd.	734,000	50,146

10

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Hong Kong (continued)

TCC International Holdings, Ltd.	1,753,417	$717,083
TCL Communication Technology Holdings, Ltd.	219,000	124,108
TCL Multimedia Technology Holdings, Ltd.	971,200	320,635
Tian An China Investment, Ltd.	1,001,000	547,054
Tianjin Development Holdings, Ltd.	156,000	72,315
Tianyi Fruit Holdings, Ltd.	28,000	3,774
Tomson Group, Ltd.	881,443	207,445
Towngas China Company, Ltd.	179,000	103,789
TPV Technology, Ltd.	1,276,588	276,760
Truly International Holdings, Ltd.	1,751,000	304,261
United Energy Group, Ltd.	1,406,000	206,622
United Gene High-tech Group, Ltd.	2,090,000	24,833
Vinda International Holdings, Ltd.	196,000	258,344
Vodone, Ltd. (L)	816,000	124,539
Wasion Group Holdings, Ltd.	710,000	265,107
Welling Holding, Ltd.	286,000	44,768
Yingde Gases Group Company	345,500	368,699
Yip's Chemical Holdings, Ltd.	210,000	168,837
Yorkey Optical International Cayman, Ltd.	44,000	4,605
Yuexiu Property Company, Ltd.	8,013,200	1,182,799
Yuexiu Transport Infrastructure Ltd.	184,000	81,855

Hungary 0.32%		6,892,423

Danubius Hotel and Spa PLC	951	12,721
Egis Gyogyszergyar Nyrt	12,949	1,059,593
Fotex Holding SE Company, Ltd. (I)	110,088	128,363
Magyar Telekom Telecommunications PLC	114,800	262,166
MOL Hungarian Oil and Gas PLC	13,377	1,107,499
OTP Bank PLC (L)	229,203	3,385,166
PannErgy	2,974	8,269
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag	7,058	24,196
Richter Gedeon Nyrt	6,010	904,450

India 8.47%		181,107,963

3i Infotech, Ltd.	91,350	33,280
3M India, Ltd. (I)	27	1,987
Aban Offshore, Ltd.	21,138	143,221
ABB, Ltd.	32,944	382,095
ABG Shipyard, Ltd.	16,236	126,131
ACC, Ltd.	18,840	415,213
Adani Enterprises, Ltd.	54,396	322,477
Adani Power, Ltd. (I)	180,994	252,458
Aditya Birla Nuvo, Ltd.	56,676	979,257
Ador Welding, Ltd.	5,167	12,032
Aftek, Ltd.	28,741	5,700
Agro Tech Foods, Ltd.	963	7,723
AIA Engineering, Ltd.	27	143
Akzo Nobel India, Ltd.	2,933	45,629
Alembic Pharmaceuticals, Ltd. (I)	38,000	30,128
Alembic, Ltd.	38,000	11,592
Allahabad Bank	181,649	541,584
Alok Industries, Ltd.	676,920	245,807
Alstom Projects India, Ltd.	11,134	84,807
Amara Raja Batteries, Ltd.	7,441	30,218
Ambuja Cements, Ltd.	226,665	650,538
Amtek Auto, Ltd.	149,007	341,268
Anant Raj Industries, Ltd.	151,998	134,314

11

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

Andhra Bank	215,172	$413,804
Ansal Properties & Infrastructure, Ltd.	83,467	40,839
Apollo Hospitals Enterprise, Ltd.	44,250	516,587
Apollo Tyres, Ltd.	154,850	199,819
Aptech, Ltd.	18,472	32,824
Areva T&D India, Ltd.	25,124	99,050
Arvind, Ltd.	213,458	342,793
Ashapura Minechem, Ltd.	5,400	1,501
Ashok Leyland, Ltd.	2,135,560	1,023,646
Asian Paints, Ltd.	11,884	661,071
Aurobindo Pharma, Ltd.	10,277	18,380
Avaya Global Connect, Ltd.	148	400
Axis Bank, Ltd.	51,317	956,903
Axis Bank, Ltd., GDR	95	1,796
Bajaj Auto Finance, Ltd.	15,115	183,302
Bajaj Auto, Ltd.	28,118	917,584
Bajaj Electricals, Ltd.	6,141	21,789
Bajaj Finserv, Ltd.	24,676	204,407
Bajaj Hindusthan, Ltd.	407,943	219,632
Bajaj Holdings and Investment, Ltd.	56,364	762,942
Balaji Telefilms, Ltd.	11,528	7,634
Balkrishna Industries, Ltd.	16,580	56,558
Ballarpur Industries, Ltd.	487,134	220,894
Balmer Lawrie & Company, Ltd.	7,980	82,845
Balrampur Chini Mills, Ltd.	246,684	210,751
Bank of Baroda	60,136	840,551
Bank of India	202,535	1,282,769
Bank of Maharashtra	218,538	191,475
BASF India, Ltd.	2,895	29,785
Bata India, Ltd.	11,358	136,019
BEML, Ltd.	19,471	191,291
Berger Paints India, Ltd.	45,559	91,221
BGR Energy Systems, Ltd.	5,930	30,093
Bharat Electronics, Ltd.	7,257	210,731
Bharat Forge, Ltd.	38,277	192,423
Bharat Heavy Electricals, Ltd.	256,990	1,418,516
Bharat Petroleum Corp., Ltd.	12,345	127,325
Bharati Shipyard, Ltd.	19,195	29,740
Bharti Airtel, Ltd.	276,897	2,026,311
Bhushan Steel, Ltd.	17,841	109,930
Biocon, Ltd.	18,333	112,891
Birla Corp., Ltd.	41,760	212,563
Bl Kashyap & Sons, Ltd.	33,652	6,622
Blue Dart Express, Ltd.	1,817	48,513
Blue Star, Ltd.	874	3,028
Bombay Rayon Fashions, Ltd.	91,929	455,938
Bosch, Ltd.	2,734	370,002
Brigade Enterprises, Ltd.	22,407	23,487
Britannia Industries, Ltd.	21,988	200,086
Cadila Healthcare, Ltd.	23,683	322,239
Cairn India, Ltd. (I)	638,212	3,758,970
Canara Bank	150,054	1,250,273
Carborundum Universal, Ltd.	2,776	8,087
Carol Info Services, Ltd.	185	529
Central Bank of India	314,027	548,887
Century Textile & Industries, Ltd.	32,699	167,138
Cesc, Ltd.	18,931	96,426

12

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

Chambal Fertilizers & Chemicals, Ltd.	224,870	$382,414
Chennai Petroleum Corp., Ltd.	5,582	19,239
Cholamandalam DBS Finance, Ltd.	8,951	22,618
Cipla, Ltd.	122,586	774,162
City Union Bank, Ltd.	128,137	106,461
Clariant Chemicals India, Ltd.	2,333	27,599
CMC, Ltd.	2,197	38,703
Colgate-Palmolive India, Ltd.	16,631	323,782
Container Corp of India	7,253	127,273
Core Projects & Technologies, Ltd.	10,249	56,266
Coromandel International, Ltd.	33,351	185,920
Corporation Bank	30,114	203,862
Cranes Software International, Ltd.	3,000	174
CRISIL, Ltd.	8,772	150,480
Crompton Greaves, Ltd.	34,683	85,293
Cummins India, Ltd.	33,341	231,081
Dabur India, Ltd.	236,777	436,999
Dalmia Bharat Enterprises, Ltd.	18,693	41,289
Dalmia Bharat Sugar & Industries, Ltd.	18,693	5,104
DB Corp., Ltd.	2,679	11,450
DCM Shriram Consolidated, Ltd.	26,804	22,173
Deepak Fertilizers & Petrochemicals Corp., Ltd.	55,776	159,568
Development Credit Bank, Ltd. (I)	184,559	135,265
Dhanlaxmi Bank, Ltd.	65,879	68,634
Dish TV India, Ltd. (I)	197,900	246,590
Dishman Pharmaceuticals & Chemicals, Ltd.	25,451	20,742
Divi's Laboratories, Ltd.	20,648	297,845
DLF, Ltd.	509,876	2,106,617
Dr. Reddy's Laboratories, Ltd.	14,090	423,420
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	550,453
Dredging Corp. of India, Ltd.	15,333	63,908
Eclerx Services, Ltd.	4,262	59,804
Edelweiss Capital, Ltd.	221,050	112,978
Eicher Motors, Ltd.	8,358	258,753
EID Parry India, Ltd.	81,890	310,446
EIH, Ltd.	23,350	38,234
Elder Pharmaceuticals, Ltd.	8,295	58,381
Electrosteel Castings, Ltd.	166,782	66,981
Emami, Ltd.	17,624	134,739
Engineers India, Ltd.	25,988	110,351
Entertainment Network India, Ltd. (I)	2,857	13,892
Era Infra Engineering, Ltd.	6,249	17,768
Esab India, Ltd.	798	7,131
Escorts, Ltd.	108,529	169,616
Essar Oil Ltd	141,484	191,607
Essar Ports, Ltd.	118,939	156,293
Essar Shipping, Ltd.	59,469	100,188
Essel Propack, Ltd.	89,057	48,161
Eveready Industries India, Ltd.	21,000	11,295
Everest Kanto Cylinder, Ltd.	53,022	44,644
Exide Industries, Ltd.	104,294	238,175
Federal Bank, Ltd.	229,410	1,603,607
Federal-Mogul Goetze India, Ltd.	8,130	35,899
Financial Technologies India, Ltd.	4,036	47,448
Finolex Cables, Ltd.	89,396	49,894
Finolex Industries, Ltd.	73,666	69,822
Firstsource Solutions, Ltd. (I)	198,131	31,023

13

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

Fortis Healthcare, Ltd. (I)	99,267	$217,472
Fresenius Kabi Oncology, Ltd.	5,821	11,251
Future Capital Holdings, Ltd.	9,269	23,907
Future Mall Management, Ltd. (I)	40	33
GAIL India, Ltd.	85,302	655,094
GAIL India, Ltd., GDR	1,143	52,978
Gammon India, Ltd.	77,691	74,865
Ganesh Housing Corp. Ltd.	241	477
Gateway Distriparks, Ltd.	70,842	185,209
Geodesic, Ltd.	109,287	111,042
Geojit BNP Paribas Financial Services, Ltd.	135,780	42,104
Gic Housing Finance, Ltd.	25,033	37,193
Gillette India, Ltd.	165	6,031
Gitanjali Gems, Ltd.	50,394	330,192
GlaxoSmithKline Consumer Healthcare, Ltd.	5,261	252,703
GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	346,033
Glenmark Pharmaceuticals, Ltd.	38,363	232,670
GMR Infrastructure (I)	187,633	75,086
Godfrey Philips India, Ltd.	379	20,458
Godrej Consumer Products, Ltd.	48,992	375,824
Godrej Industries, Ltd.	16,932	62,236
Godrej Properties, Ltd.	2,593	33,610
Graphite India, Ltd.	81,467	108,862
Grasim Industries, Ltd.	50,797	2,350,218
Great Eastern Shipping Company, Ltd.	124,722	527,204
Great Offshore, Ltd.	45,068	82,212
Grindwell Norton, Ltd.	43	196
Gujarat Alkalies & Chemicals, Ltd.	54,680	138,414
Gujarat Ambuja Exports, Ltd.	15,000	5,773
Gujarat Flourochemicals, Ltd.	32,948	275,428
Gujarat Gas Company, Ltd.	6,295	45,266
Gujarat Mineral Development Corp. Ltd.	27,821	95,669
Gujarat Narmada Valley Fertilizers Company, Ltd.	70,214	111,957
Gujarat State Fertilisers & Chemicals, Ltd.	41,832	369,536
Gujarat State Petronet, Ltd.	38,484	66,095
Gulf Oil Corp, Ltd.	44,106	49,594
Havells India, Ltd.	16,738	133,454
HBL Power Systems, Ltd.	104,569	34,813
HCL Infosystems, Ltd.	185,657	184,503
HCL Technologies, Ltd.	60,519	462,399
HDFC Bank Ltd.	480,606	4,141,076
HEG, Ltd.	17,873	57,045
Heidelbergcement India, Ltd.	87,352	49,940
Hero Honda Motors, Ltd.	35,279	1,367,106
Hexa Tradex, Ltd.	42,642	28,589
Hexaware Technologies, Ltd.	327,232	545,666
Hikal, Ltd.	2,160	10,455
Himachal Futuristic Communications	27,541	5,951
Himatsingka Seide, Ltd.	4,000	2,250
Hindalco Industries, Ltd.	1,895,804	4,651,685
Hinduja Ventures, Ltd.	5,652	35,647
Hindustan Petroleum Corp. Ltd.	17,338	92,310
Hindustan Unilever, Ltd.	295,625	2,259,304
Hotel Leela Venture, Ltd.	161,732	100,659
Housing Development & Infrastructure, Ltd.	335,502	399,873
Hsil, Ltd.	27,538	80,374
ICICI Bank, Ltd.	10,162	145,968

14

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

ICICI Bank, Ltd., ADR (L)	656,721	$19,117,148
ICSA India, Ltd.	42,707	33,304
Idea Cellular, Ltd. (I)	1,096,879	2,024,689
IFCI, Ltd.	799,536	361,234
India Cements, Ltd.	309,375	432,364
India Glycols, Ltd.	14,305	34,628
India Infoline, Ltd.	254,359	293,192
Indiabulls Financial Services, Ltd.	341,835	909,167
Indiabulls Real Estate, Ltd.	474,148	576,423
Indiabulls Wholesale Services, Ltd. (I)	59,268	5,581
Indian Bank	92,080	337,615
Indian Hotels Company, Ltd.	502,469	581,676
Indian Oil Corp. Ltd.	108,727	542,673
Indian Overseas Bank	261,467	470,236
Indo Rama Synthetics	20,354	10,780
Indraprastha Gas Ltd.	7,107	54,710
Industrial Development Bank of India, Ltd.	320,037	578,823
Info Edge India, Ltd.	15	187
Infomedia 18, Ltd.	19,250	3,473
Infosys, Ltd.	21,383	1,095,034
Infosys, Ltd., ADR (L)	100,446	5,185,023
Infotech Enterprises, Ltd.	17,414	42,926
Infrastructure Development Finance Company, Ltd.	666,009	1,419,266
ING Vysya Bank, Ltd.	77,939	451,676
Ingersoll-Rand India, Ltd.	9,856	77,799
Ipca Laboratories, Ltd.	7,640	37,840
IRB Infrastructure Developers, Ltd.	20,010	57,513
ISMT, Ltd.	54,250	26,931
Ispat Industries, Ltd.	585,760	117,574
ITC, Ltd.	807,606	3,136,493
IVRCL Assets & Holdings, Ltd.	19,557	10,372
IVRCL Infrastructures & Projects, Ltd.	344,812	238,437
Jagran Prakashan, Ltd.	14,178	28,607
Jain Irrigation Systems, Ltd.	59,847	134,801
Jain Irrigation Systems, Ltd.	2,992	5,476
Jaiprakash Power Ventures, Ltd.	150,204	98,640
Jammu & Kashmir Bank, Ltd.	33,817	493,628
JB Chemicals & Pharmaceuticals, Ltd.	44,422	61,405
JBF Industries, Ltd.	49,341	106,698
Jindal Poly Films, Ltd.	15,538	50,206
Jindal Saw, Ltd.	213,210	503,147
Jindal Stainless, Ltd.	78,009	104,424
Jindal Steel & Power, Ltd.	75,659	749,259
JK Cement, Ltd.	22,552	45,184
JK Lakshmi Cement, Ltd.	70,257	56,329
JK Tyre & Industries, Ltd.	14,533	18,831
JM Financial, Ltd.	368,362	108,784
JSW Energy, Ltd.	163,311	135,470
JSW Steel, Ltd.	146,919	1,711,128
Jubilant Life Sciences, Ltd.	3,234	12,446
Jubilant Organosys, Ltd.	64,699	216,048
Jyoti Structures, Ltd.	51,869	46,960
Kajaria Ceramics, Ltd.	6,818	13,165
Kalpataru Power Transmission, Ltd.	22,050	43,746
Karnataka Bank, Ltd.	217,274	328,150
Karur Vysya Bank, Ltd., Pre-Paid Shares	49,942	380,311
Karuturi Global, Ltd.	98,363	9,305

15

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

Kesoram Industries, Ltd.	33,435	$65,635
Kirloskar Brothers, Ltd.	4,757	10,829
Kotak Mahindra Bank, Ltd.	88,226	800,357
Krbl, Ltd.	55,453	18,352
KS Oils, Ltd.	72,719	9,505
KSB Pumps, Ltd.	7,884	27,148
KSK Energy Ventures, Ltd. (I)	7,103	7,373
Lakshmi Machine Works, Ltd.	331	10,472
Lakshmi Vilas Bank, Ltd.	49,297	83,908
Lanxess ABS, Ltd.	189	2,163
Larsen & Toubro, Ltd.	26,331	657,073
Larsen & Toubro, Ltd., GDR	27,740	697,938
Lupin, Ltd.	57,843	532,520
Madhucon Projects, Ltd.	34,342	31,645
Madras Cements, Ltd.	106,301	229,289
Mahanagar Telephone Nigam, Ltd.	97,727	50,408
Mahanagar Telephone Nigam, Ltd. ADR (L)	81,577	87,287
Maharashtra Seamless, Ltd.	62,316	404,045
Mahindra & Mahindra, Ltd.	48,066	676,618
Mahindra & Mahindra, Ltd., ADR	19,216	281,514
Mahindra Lifespace Developers, Ltd.	22,771	116,330
Manaksia, Ltd.	35,648	35,032
Mangalam Cement, Ltd.	14,461	26,097
Mangalore Refinery and Petrochemicals, Ltd.	117,323	137,289
Marico, Ltd.	91,382	260,013
Maruti Suzuki India, Ltd.	11,902	256,339
Mastek, Ltd.	6,891	10,196
MAX India, Ltd.	24,826	80,787
McLeod Russel India, Ltd.	51,666	220,924
Mercator Lines, Ltd.	212,137	91,048
Merck, Ltd.	2,868	34,120
Monnet Ispat & Energy, Ltd.	32,137	221,072
Monsanto India, Ltd.	1,026	14,231
Moser Baer India, Ltd.	222,508	77,757
Motherson Sumi Systems, Ltd.	32,722	95,276
Mphasis, Ltd.	4,535	28,464
MRF, Ltd.	1,922	259,987
Mukand, Ltd.	28,732	14,707
Mundra Port and Special Economic Zone, Ltd.	149,828	370,809
Nagarjuna Construction Company, Ltd.	246,877	178,676
Nagarjuna Fertilizers & Chemicals, Ltd.	229,114	102,258
Nahar Spinning Mills, Ltd.	6,600	6,732
National Aluminium Company, Ltd.	574,204	585,473
National Hydroelectric Power Corp. Ltd.	584,056	254,960
National Organic Chemical Industries, Ltd.	80,241	25,859
Nava Bharat Ventures, Ltd.	43,984	154,634
Navneet Publications India, Ltd.	35,231	36,666
Nesco Ltdnesco Ltd.	1,049	12,081
Nestle India, Ltd.	8,256	665,084
NIIT Technologies, Ltd.	45,471	182,058
NIIT, Ltd.	136,918	118,793
Nitin Fire Protection Industries, Ltd.	11,119	6,700
Noida Toll Bridge Company, Ltd.	193,534	82,329
NTPC, Ltd.	87,608	277,530
OCL India, Ltd.	1,500	2,606
Oil & Natural Gas Corp., Ltd.	133,469	694,069
Oil India, Ltd.	14,579	319,064

16

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

Omaxe, Ltd.	105,584	$289,675
Onmobile Global, Ltd. (I)	48,316	62,508
Opto Circuits India, Ltd.	33,824	134,535
Oracle Financial Services Software, Ltd.	6,001	235,723
Orbit Corp., Ltd.	63,959	34,609
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	168,752
Orient Paper & Industries, Ltd.	82,674	79,175
Oriental Bank of Commerce	105,448	548,752
Orissa Minerals Development Company, Ltd.	40	28,999
Page Industries Ltdpage Industries Ltd.	1,305	64,584
Panacea Biotec, Ltd.	26,548	46,230
Parsvnath Developers, Ltd.	129,259	92,099
Patel Engineering Ltd	24,567	41,180
Patni Computer Systems, Ltd.	70,484	623,131
Patni Computer Systems, Ltd., ADR	25,416	449,355
Peninsula Land, Ltd.	89,370	53,579
Petronet LNG, Ltd.	88,738	279,711
Pfizer, Ltd.	1,678	37,790
Phillips Carbon Black, Ltd.	9,196	19,456
Phoenix Mills Ltdphoenix Mills Ltd.	1,084	3,918
Pidilite Industries, Ltd.	62,233	185,139
Piramal Healthcare, Ltd.	87,007	611,468
Plethico Pharmaceuticals, Ltd.	5,976	43,091
Polaris Software Lab, Ltd.	39,735	96,527
Polyplex Corp., Ltd.	18,044	59,798
Power Grid Corp. of India Ltd.	164,870	317,401
Praj Industries, Ltd.	57,344	85,929
Prism Cement, Ltd.	71,827	59,766
Provogue India, Ltd.	90,931	44,592
PSL, Ltd.	15,269	16,576
PTC India, Ltd.	316,575	291,373
Punj Lloyd, Ltd.	224,909	208,557
Punjab National Bank, Ltd.	5,000	85,855
Radico Khaitan, Ltd.	20,886	47,481
Rain Commodities Ltd.	114,375	65,664
Rajesh Exports, Ltd.	43,299	111,418
Rallis India Ltdrallis India Ltd.	18,663	54,989
Ranbaxy Laboratories, Ltd.	31,761	271,171
Ranbaxy Laboratories, Ltd., ADR	2,335	20,782
Raymond, Ltd.	43,363	325,412
Redington India, Ltd.	49,657	72,812
REI Agro, Ltd.	164,589	67,930
REI Six Ten Retail, Ltd.	7,790	2,613
Reliance Capital, Ltd.	122,106	676,481
Reliance Communications, Ltd.	947,600	1,379,367
Reliance Industries, Ltd.	1,114,389	17,022,713
Reliance Industries, Ltd., GDR (S)	247,551	7,426,530
Reliance Infrastructure, Ltd.	17,499	138,434
Reliance Mediaworks, Ltd.	19,015	31,117
Reliance Power, Ltd. (I)	843,721	1,408,190
Resurgere Mines & Minerals India, Ltd. (I)	1,074,180	5,560
Rolta India, Ltd.	153,518	177,513
RPG Itochu Finance, Ltd.	1,085	1,430
Ruchi Soya Industries, Ltd.	127,227	250,336
Rural Electrification Corp. Ltd.	370,755	1,332,698
S Kumars Nationwide, Ltd.	142,150	81,816
Satyam Computer Services, Ltd.	270,166	349,961

17

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

SEAMEC, Ltd.	14,000	$24,797
Sesa Goa, Ltd.	55,565	202,526
Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	73,575
Shoppers Stop Ltdshoppers Stop Ltd.	10,088	72,003
Shree Cement, Ltd.	1,603	64,493
Shree Renuka Sugars, Ltd.	616,529	365,165
Shriram Transport Finance Company	43,154	431,541
Sicagen India, Ltd.	4,881	1,605
SKF India, Ltd.	4,232	48,689
Sobha Developers, Ltd.	72,439	335,007
Solar Industries India, Ltd.	480	6,677
Sonata Software, Ltd.	23,000	11,063
South Indian Bank, Ltd.	1,282,635	535,030
SREI Infrastructure Finance, Ltd.	294,220	132,655
SRF, Ltd.	37,385	215,321
State Bank of Bikaner & Jaipur	18,445	119,995
State Bank of India	63,593	2,151,580
State Bank of India, GDR	4,501	333,074
Steel Authority of India, Ltd.	482,188	761,928
Sterling Biotech, Ltd.	96,778	124,740
Sterlite Industries India, Ltd., ADR (L)	553,379	4,460,235
Sun Pharma Advanced Research Company, Ltd. (I)	34,050	47,522
Sun Pharmaceutical Industries, Ltd.	111,238	1,131,544
Sun TV Network, Ltd.	15,199	77,649
Sundaram Finance, Ltd.	8,650	86,616
Supreme Industries, Ltd.	10,681	35,455
Suzlon Energy, Ltd.	534,875	244,356
Syndicate Bank, Ltd.	230,001	448,780
Tamilnadu Newsprint & Papers, Ltd.	39,187	65,100
Tanla Solutions, Ltd.	71,354	9,197
Tata Chemicals, Ltd.	121,519	815,766
Tata Communications, Ltd.	33,200	124,028
Tata Communications, Ltd., ADR (L)	63,885	472,110
Tata Consultancy Services, Ltd.	140,278	3,049,266
Tata Elxsi, Ltd.	5,653	21,470
Tata Investment Corp., Ltd.	15,423	133,233
Tata Motors, Ltd., ADR (L)	53,090	913,148
Tata Power Company, Ltd.	194,830	347,195
Tata Steel, Ltd.	477,124	3,573,432
Tata Tea, Ltd.	607,990	998,950
Tata Teleservices Maharashtra, Ltd. (I)	179,695	50,023
Tech Mahindra, Ltd.	8,092	89,676
Teledata Marine Solutions Pte, Ltd. (I)	23,607	271
Teledata Technology Solutions, Ltd. (I)	23,607	106
Thermax, Ltd.	11,265	99,186
Til, Ltd.	1,016	4,748
Time Technoplast, Ltd.	110,114	107,000
Titagarh Wagons, Ltd.	8,719	72,557
Titan Industries, Ltd.	96,547	335,341
Torrent Pharmaceuticals, Ltd.	14,751	156,751
Torrent Power, Ltd.	8,585	32,402
Triveni Engineering & Industries, Ltd.	25,986	6,793
Triveni Turbine, Ltd.	25,986	17,422
TTK Prestige, Ltd.	1,939	100,288
Tube Investments of India, Ltd.	4,049	9,950
TVS Motor Company, Ltd.	47,690	54,956
UCO Bank	198,438	226,257

18

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

India (continued)

Uflex, Ltd.	34,032	$83,496
Ultratech Cement, Ltd.	23,329	517,497
Union Bank of India, Ltd.	213,838	872,239
Unitech, Ltd.	747,580	338,225
United Breweries, Ltd.	29,446	222,548
United Spirits, Ltd.	29,063	393,299
Unity Infraprojects, Ltd.	31,689	18,405
Usha Martin, Ltd.	176,167	82,473
Vardhman Special Steels, Ltd.	1,653	665
Vardhman Textiles, Ltd.	8,267	27,990
Varun Shipping Company, Ltd.	62,246	19,970
Videocon Industries, Ltd.	139,150	453,106
Vijaya Bank	167,219	164,061
Vimta Labs, Ltd.	7,251	2,113
VIP Industries, Ltd.	21,685	50,080
VST Industries, Ltd.	2,273	48,735
Walchandnagar Industries	28,717	39,505
Wipro, Ltd.	154,762	1,146,137
Wockhardt, Ltd.	20,900	166,067
Wyeth, Ltd.	346	6,380
Yes Bank, Ltd.	53,065	281,897
Zee Entertainment Enterprises, Ltd.	173,134	417,429
Zuari Industries, Ltd.	9,847	96,280
Zylog Systems, Ltd.	9,565	76,123

Indonesia 3.71%		79,393,521

Adaro Energy Tbk PT	4,837,000	1,054,898
Adhi Karya Tbk PT	312,000	16,372
AKR Corporindo Tbk PT	2,347,500	757,363
Aneka Tambang Tbk PT	6,343,000	1,175,343
Asahimas Flat Glass Tbk PT	113,500	90,883
Astra Agro Lestari Tbk PT	159,500	401,736
Astra Graphia Tbk PT	606,500	73,104
Astra International Tbk PT	557,500	4,482,099
Bakrie & Brothers Tbk PT	136,839,261	770,195
Bakrie Sumatera Plantations Tbk PT	20,885,000	648,227
Bakrie Telecom Tbk PT	34,369,000	1,078,391
Bakrieland Development Tbk PT	61,993,000	739,702
Bank Bukopin Tbk PT	4,762,666	324,916
Bank Central Asia Tbk PT	2,761,000	2,448,274
Bank Danamon Indonesia Tbk PT	6,406,371	3,169,461
Bank Mandiri Tbk PT	5,872,646	4,300,707
Bank Negara Indonesia Persero Tbk PT	9,092,103	3,936,989
Bank Pan Indonesia Tbk PT	9,949,500	742,264
Bank Permata Tbk PT	25,500	4,096
Bank Rakyat Indonesia Tbk PT	3,014,500	2,231,936
Bank Tabungan Negara Tbk PT	287,000	40,913
Bank Tabungan Pensiunan Nasional Tbk PT	96,000	36,637
Barito Pacific Tbk PT	3,118,500	281,787
Bayan Resources Tbk PT	98,000	194,334
Berlian Laju Tanker Tbk PT	11,916,666	246,011
Bhakti Investama Tbk PT	22,152,800	649,405
Bisi International PT	203,000	19,887
Budi Acid Jaya Tbk PT	2,039,000	47,148
Bumi Resources Tbk PT	36,575,930	8,516,627
Central Proteinaprima Tbk PT (I)	30,464,500	177,236
Chandra Asri Petrochemical Tbk PT	8,000	2,132

19

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Indonesia (continued)

Charoen Pokphand Indonesia Tbk PT	3,572,920	$940,265
Ciputra Development Tbk PT	19,442,500	1,082,520
Ciputra Surya Tbk PT	1,437,500	136,992
Citra Marga Nusaphala Persada Tbk PT	283,000	47,490
Darma Henwa Tbk PT (I)	20,860,500	167,655
Davomas Abadi Tbk PT	8,435,500	46,886
Delta Dunia Makmur Tbk PT	3,888,000	279,297
Elnusa Tbk PT	2,863,500	66,224
Energi Mega Persada Tbk PT	40,739,638	698,710
Gajah Tunggal Tbk PT	2,601,000	829,076
Global Mediacom Tbk PT	10,041,000	1,100,121
Gozco Plantations Tbk PT	4,676,000	133,402
Gudang Garam Tbk PT	952,743	6,950,367
Hexindo Adiperkasa Tbk PT	117,000	108,786
Indah Kiat Pulp and Paper Corp. Tbk PT	5,628,500	775,940
Indika Energy Tbk PT	1,908,000	472,987
Indo Tambangraya Megah Tbk PT	172,000	746,214
Indocement Tunggal Prakarsa Tbk PT	499,500	853,823
Indofood Sukses Makmur Tbk PT	6,924,000	3,671,160
Indosat Tbk PT, ADR (L)	500	14,640
Inovisi Infracom Tbk PT (I)	7,000	4,254
International Nickel Indonesia Tbk PT	4,720,000	1,650,395
Intiland Development Tbk PT	3,553,500	78,815
Japfa Comfeed Indonesia Tbk PT	675,500	343,177
Jasa Marga Tbk PT	665,000	288,293
Kalbe Farma Tbk PT	2,182,500	870,368
Kawasan Industri Jababeka Tbk PT	15,626,500	308,993
Lippo Karawaci Tbk PT	25,745,625	1,842,413
Matahari Putra Prima Tbk PT	3,680,000	387,128
Mayora Indah Tbk PT	119,250	185,630
Medco Energi Internasional Tbk PT	3,005,000	788,653
Media Nusantara Citra Tbk PT	6,522,000	823,053
Mitra Adiperkasa Tbk PT	1,203,500	715,017
Mitra International Resources Tbk PT	5,235,500	91,952
Modern Internasional Tbk PT	8,000	2,933
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	81,619
Pakuwon Jati Tbk Pt	1,131,500	106,121
Panin Financial Tbk PT	24,853,000	290,216
Panin Insurance Tbk PT	1,443,000	71,094
Perusahaan Gas Negara Tbk PT	1,960,500	680,945
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,000,000	1,342,071
Polychem Indonesia Tbk PT	1,930,000	134,056
PT Telekomunikiasi Indonesia Tbk PT, ADR (L)	56,716	1,857,449
Ramayana Lestari Sentosa Tbk PT	4,070,000	274,327
Resource Alam Indonesia Tbk PT	87,500	64,212
Sampoerna Agro Tbk PT	1,330,000	450,536
Samudera Indonesia Tbk PT	74,500	29,256
Selamat Sempurna Tbk PT	1,188,000	186,051
Semen Gresik Persero Tbk PT	1,264,500	1,328,886
Sentul City Tbk PT (I)	14,266,000	403,236
Sinar Mas Multiartha Tbk PT	37,000	18,619
Summarecon Agung Tbk PT	12,822,500	1,537,461
Surya Citra Media Tbk PT	5,500	4,580
Suryainti Permata Tbk PT	1,802,000	17,605
Tambang Batubara Bukit Asam Tbk PT	392,000	754,284
Timah Tbk PT	238,000	46,999
Trada Maritime Tbk PT	1,392,000	147,385

20

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Indonesia (continued)

Trias Sentosa Tbk PT	1,000,000	$46,817
Trimegah Securities Tbk PT	1,540,500	14,271
Truba Alam Manunggal Engineering PT	19,436,000	109,644
Tunas Baru Lampung Tbk PT	1,536,000	111,900
Tunas Ridean Tbk PT	4,253,000	290,342
Unilever Indonesia Tbk PT	468,000	945,077
United Tractors Tbk PT	486,000	1,291,551
Wijaya Karya PT	4,669,000	247,817
Xl Axiata Tbk PT	659,000	346,392

Israel 0.01%		196,695

Mivtach Shamir Holdings, Ltd.	6,548	196,695

Luxembourg 0.04%		927,366

Brait SA	395,732	927,366

Malaysia 4.00%		85,464,977

Adventa BHD	25,200	13,312
Aeon Company BHD	16,100	37,000
Affin Holdings BHD	723,600	689,127
AirAsia BHD	1,519,200	1,826,887
Al Aqar KPJ Real Estate Investment Trust	29,082	10,394
Alam Maritim Resources BHD	267,200	65,345
Alliance Financial Group BHD	1,835,600	2,102,903
AMDB BHD	180,000	26,365
AMMB Holdings BHD	3,114,750	5,971,670
Amway Malaysia Holdings	400	1,135
Ann Joo Resources BHD	404,400	241,311
APM Automotive Holdings BHD	194,200	267,209
Asas Dunia BHD	94,000	29,880
Asia Pacific Land BHD	282,100	38,566
Asiatic Development BHD	35,600	93,002
Axiata Group BHD	782,800	1,273,609
Bandar Raya Developments BHD	1,051,500	712,194
Batu Kawan BHD	5,500	29,309
Berjaya Assets BHD	458,500	126,027
Berjaya Corp. BHD (Kuala Lumpur Exchange)	3,698,200	1,192,026
Berjaya Land BHD	846,900	270,265
Berjaya Media BHD	79,700	10,515
Berjaya Sports Toto BHD	360,500	475,567
BIMB Holdings BHD	593,600	339,826
Bintulu Port Holdings BHD	300	642
Bolton BHD	81,500	20,316
Boustead Heavy Industries Corp. BHD	6,300	5,295
Boustead Holdings BHD	692,760	1,175,570
British American Tobacco Malaysia BHD	48,600	716,644
Bursa Malaysia BHD	163,500	346,101
C.I. Holdings BHD	36,800	10,242
Cahya Mata Sarawak BHD	290,900	194,867
Carlsberg Brewery-Malay BHD	68,300	161,074
CB Industrial Product Holding BHD	12,285	16,255
CIMB Group Holdings BHD	1,464,500	3,373,506
Coastal Contracts BHD	244,266	148,290
CSC Steel Holdings BHD	241,400	102,317
Dialog Group BHD	612,300	487,033

21

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Malaysia (continued)

DiGi.Com BHD	878,080	$978,341
Dijaya Corp. BHD	16,900	7,574
DNP Holdings BHD	519,000	260,087
DRB-Hicom BHD	1,603,400	1,056,666
Dutch Lady Milk Industries BHD	2,900	22,193
Eastern & Oriental BHD	1,173,400	533,061
ECM Libra Financial Group BHD	655,810	167,668
Esso Malaysia BHD	110,500	121,830
Evergreen Fibreboard BHD	570,300	166,867
Faber Group BHD	287,400	141,139
Fraser & Neave Holdings BHD	46,900	270,534
Gamuda BHD	432,700	427,642
Genting BHD	622,500	2,186,834
Globetronics Technology BHD	172,980	49,086
Glomac BHD	411,400	107,740
Goldis BHD	335,625	182,605
Green Packet BHD	127,800	25,046
Guinness Anchor BHD	10,600	39,040
Guocoland Malaysia BHD	37,100	9,970
Hap Seng Consolidated BHD	1,196,300	572,801
Hap Seng Plantations Holdings BHD	423,800	375,237
Hartalega Holdings BHD	50,100	89,949
Hock Seng LEE BHD	33,300	14,142
Hong Leong Bank BHD	195,040	649,158
Hong Leong Credit BHD	448,500	1,636,744
Hong Leong Industries BHD	55,300	70,536
Hunza Properties BHD	102,400	48,862
Hwang-DBS Malaysia BHD	69,400	50,222
IGB Corp. BHD	1,710,940	1,089,892
IJM Corp. BHD	2,436,380	4,633,662
IJM Land BHD	437,700	304,319
IJM Plantations BHD	27,200	22,642
Insas BHD (I)	478,504	74,093
Integrated Logistics BHD	175,560	40,223
Integrax BHD	74,400	28,636
IOI Corp. BHD	978,300	1,571,937
Jaks Resources BHD (I)	413,200	81,254
Jaya Tiasa Holdings BHD	56,700	113,988
Jerneh Asia BHD	59,200	26,819
JT International BHD	4,100	8,449
K&N Kenanga Holdings BHD	154,200	36,576
Karambunai Corp. BHD	1,224,300	70,148
Keck Seng BHD	370,650	439,353
Kencana Petroleum BHD	278,000	238,467
KFC Holdings Malaysia BHD	86,500	92,061
Kian Joo Can Factory BHD	332,000	204,902
Kim Loong Resources BHD	37,800	27,578
Kinsteel BHD	706,200	116,566
KLCC Property Holdings BHD	941,200	938,316
KNM Group BHD	1,300,625	422,558
Kossan Rubber Industrieskossan Rubber Industries	49,100	49,228
KPJ Healthcare BHD	216,400	294,021
KSL Holdings BHD	210,966	95,749
Kuala Lumpur Kepong BHD	191,558	1,337,512
KUB Malaysia BHD	592,900	130,503
Kulim Malaysia BHD	809,600	948,596
Kumpulan Europlus BHD	100,900	34,888

22

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Malaysia (continued)

Kumpulan Fima BHD	93,300	$51,431
Kumpulan Hartanah Selangor BHD	410,900	39,098
Kumpulan Perangsang Selangor BHD	164,000	48,948
Kurnia Asia BHD	299,400	46,927
Lafarge Malayan Cement BHD	34,200	75,715
Landmarks BHD	643,200	228,443
LBS Bina Group BHD	210,000	55,320
Leader Universal Holdings BHD	490,700	156,603
Lingui Development BHD	2,200	901
Lion Corp. BHD	812,793	50,953
Lion Diversified Holdings BHD	863,200	96,715
Lion Forest Industries BHD	136,500	61,551
Lion Industries Corp. BHD	951,600	413,066
LPI Capital BHD	7,300	29,658
MAA Holdings BHD	139,500	21,429
Mah Sing Group BHD	58,300	35,761
Malayan Banking BHD	816,700	2,163,427
Malaysia Airports Holdings, BHD	77,000	151,608
Malaysia Building Society BHD	151,526	82,590
Malaysian Airline System BHD	249,900	112,201
Malaysian Bulk Carriers BHD	91,200	45,415
Malaysian Pacific Industries BHD	20,738	19,620
Malaysian Resources Corp. BHD	625,700	397,450
Mamee Double Decker BHD	5,300	7,215
Maxis BHD	729,685	1,274,184
MBM Resources BHD	75,500	81,573
Media Prima BHD	383,180	320,480
Mega First Corp. BHD	193,700	96,174
Melewar Industrial Group BHD	62,200	9,817
Metro Kajang Holdings BHD	103,510	51,206
MISC BHD	609,650	1,144,199
MK Land Holdings BHD	894,300	87,644
MMC Corp. BHD	1,678,200	1,365,885
MNRB Holdings BHD	18,000	15,323
Mudajaya Group BHD	51,200	36,424
Muhibbah Engineering M BHD	642,000	230,261
Mulpha International BHD	2,169,700	270,300
Naim Holdings BHD	228,400	125,240
NCB Holdings BHD	29,600	35,546
Nestle Malaysia BHD	400	6,599
NTPM Holdings BHD	3,100	495
Nylex Malaysia BHD	57,244	10,032
Oriental Holdings BHD	513,920	713,558
OSK Holdings BHD	1,108,925	641,756
OSK Ventures International BHD	157,045	17,176
Padini Holdings BHD	77,500	26,283
Panasonic Manufacturing Malaysia BHD	8,700	54,536
Paramount Corp. BHD	68,320	33,216
Parkson Holdings BHD	236,100	423,260
Pelikan International Corp. BHD	415,200	96,654
Perisai Petroleum Teknologi BHD	233,300	50,640
Perwaja Holdings BHD (I)	10,600	2,676
Petronas Dagangan BHD	96,800	507,894
Petronas Gas BHD	112,700	475,370
Pharmaniaga BHD	13,653	22,218
PJ Development Holdings BHD	297,900	72,904
Pos Malaysia BHD	40,900	33,394

23

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Malaysia (continued)

PPB Group BHD	867,300	$4,450,843
Press Metal BHD	170,300	95,943
Protasco BHD	141,500	42,839
Proton Holdings BHD	595,300	588,949
Public Bank BHD - Foreign Market	111,000	440,080
QL Resources BHD	169,700	157,230
QSR Brands BHD	83,100	155,448
RCE Capital BHD	327,700	50,045
Resorts World BHD	3,357,900	4,248,890
RHB Capital BHD	957,851	2,233,996
SapuraCrest Petroleum BHD	93,400	129,051
Scomi Group BHD	2,062,900	185,704
Scomi Marine BHD	128,700	14,277
Selangor Dredging BHD	328,000	75,343
Selangor Properties BHD	18,300	19,057
Shangri-La Hotels BHD	24,100	15,998
Shell Refining Company Federation of Malaya BHD	150,600	447,430
SHL Consolidated BHD	185,100	65,223
Sime Darby BHD	824,896	2,368,668
Sino Hua-An International BHD	659,200	53,476
SP Setia BHD	428,000	523,034
Star Publications Malaysia BHD	17,900	18,245
Sunway BHD (I)	886,771	673,578
Supermax Corp BHD	1,500	1,752
Suria Capital Holdings BHD	286,100	151,595
TA Ann Holdings BHD	307,784	508,602
TA Enterprise BHD	2,148,700	406,915
TA Global BHD	1,466,040	141,584
Talam Corp. BHD	1,080,000	23,139
TAN Chong Motor Holdings BHD	54,100	74,724
Tanjung Offshore BHD	159,900	43,121
TDM BHD	236,183	265,034
Tebrau Teguh BHD (I)	548,034	124,299
Telekom Malaysia BHD	221,500	305,136
Tenaga Nasional BHD	469,800	848,026
TH Plantations BHD	6,400	4,392
Three-A Resources BHD	5,500	2,110
Time.com BHD	3,067,100	680,218
Top Glove Corp. BHD	188,000	277,606
Tradewinds Corp. BHD	660,000	168,155
Tradewinds Malaysia BHD	148,300	476,204
TSH Resources BHD	72,300	92,495
Uchi Technologies BHD	37,100	14,134
UEM Land Holdings BHD (I)	660,866	483,609
UMW Holdings BHD	204,300	436,425
Unico-Desa Plantations BHD	149,600	54,907
Unisem M BHD	894,920	299,997
United Malacca BHD	147,850	313,812
United Plantations BHD	5,300	31,189
VS Industry BHD	166,897	74,911
Wah Seong Corp. BHD	213,200	138,085
WTK Holdings BHD	477,500	202,057
YNH Property BHD	835,096	476,221
YTL Cement BHD	53,800	77,199
YTL Corp. BHD	4,078,500	1,909,554
YTL E-Solutions BHD	86,200	23,475
YTL Power International BHD	219,800	129,870

24

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Malaysia (continued)

Zelan BHD	600,800	$67,343
Zhulian Corp. BHD	41,300	22,667

Mexico 4.90%		104,789,943

Alfa SAB de CV	587,067	6,887,271
Alsea SAB de CV	483,850	488,969
America Movil SAB de CV, Series L	3,400,800	4,045,320
America Movil SAB de CV, Series L, ADR (L)	54,371	1,295,117
Arca Continental SAB de CV	1,348,401	6,115,184
Axtel SAB de CV (I)	1,028,937	330,509
Bolsa Mexicana de Valores SAB de CV	464,094	784,509
Carso Infraestructura y Construccion SAB de CV (I)	1,270,680	753,886
Cemex SAB de CV, ADR (L)	2,002,476	9,331,538
Coca-Cola Femsa SAB de CV, ADR	43,421	3,945,666
Coca-Cola Femsa SAB de CV, Series L	73,868	674,120
Consorcio ARA SAB de CV	1,847,685	520,332
Controladora Comercial Mexicana SAB De CV	918,610	1,331,187
Corporacion GEO SAB de CV (I)	842,752	970,332
Desarrolladora Homex SAB de CV (I)	235,000	461,874
Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	347,894
Dine SAB DE CV (I)	103,700	38,025
Empresas ICA SAB de CV, ADR (L)	326,441	1,707,286
Fomento Economico Mexicano SAB de CV, ADR	231,349	15,780,315
Genomma Lab Internacional SA de CV (I)	101,200	215,154
GMD Resorts SAB de CV (I)	69,300	20,329
Gruma SAB de CV, ADR	11,857	96,990
Gruma SAB de CV, Class B	526,074	1,080,254
Grupo Aeroportuario del Centro Norte SAB de CV	284,500	496,778
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,736	205,567
Grupo Aeroportuario del Pacifico SAB de CV, ADR	119,006	4,112,847
Grupo Aeroportuario del Sureste SAB de CV, ADR (L)	59,550	3,356,834
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	153,536
Grupo Bimbo SA de CV	904,200	1,869,970
Grupo Carso SAB de CV	1,231,978	2,929,118
Grupo Cementos de Chihuahua SAB de CV	57,000	190,199
Grupo Elektra SA de CV	6,530	636,921
Grupo Famsa SAB de CV (I)	440,538	401,583
Grupo Financiero Banorte SAB de CV	2,782,670	9,417,907
Grupo Financiero Inbursa SA	80,200	149,922
Grupo Gigante SAB de CV	168,900	276,963
Grupo Herdez SAB de CV	8,700	15,817
Grupo Industrial Maseca SAB de CV	2,600	2,576
Grupo Industrial Saltillo SAB de CV	100,600	118,043
Grupo Kuo SAB de CV	164,700	235,290
Grupo Mexicano de Desarrollo SAB de CV (I)	69,300	36,999
Grupo Mexico SAB de CV, Series B, Series B	354,920	950,826
Grupo Modelo SAB de CV	85,100	522,867
Grupo Simec SAB de CV (I)	258,800	627,653
Grupo Televisa SA, ADR	86,842	1,802,840
Industrias Bachoco SAB de CV - Series B	24,800	42,377
Industrias Bachoco SAB de CV, ADR	2,203	44,214
Industrias CH SAB de CV (I)	372,046	1,219,895
Industrias Penoles SAB de CV	17,380	790,246
Inmuebles Carso SAB de CV, Class B1 (I)	1,489,246	1,114,006
Kimberly-Clark de Mexico SAB de CV	30,144	158,946
Maxcom Telecomunicaciones SAB de CV (I)	105,143	26,988
Mexichem SAB de CV	96,500	337,572

25

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Mexico (continued)

Minera Frisco SAB de CV, Class A1 (I)	1,533,145	$5,678,002
Organizacion Soriana SAB de CV	2,382,664	5,818,727
Promotora y Operadora de Infraestructura SAB de CV (I)	766	3,202
Qualitas Compania de Seguros SA de CV	364,900	294,366
Sare Holding SAB de CV, Class B (I)	595,900	54,190
Urbi Desarrollos Urbanos SAB de CV (I)	1,101,900	1,276,792
Wal-Mart de Mexico SAB de CV	816,400	2,197,303

Netherlands 0.03%		731,397

Cinema City International NV (I)	2,765	22,157
Vimpelcom, Ltd., ADR (L)	59,500	709,240

Peru 0.06%		1,298,025

Compania de Minas Buenaventura SA, ADR	18,900	739,935
Credicorp, Ltd., ADR	5,138	558,090

Philippines 1.12%		23,984,138

Aboitiz Equity Ventures, Inc.	497,800	450,078
Aboitiz Power Corp.	490,600	330,778
Alliance Global Group, Inc.	1,381,700	329,986
Alsons Consolidated Resources, Inc.	629,000	17,624
Atlas Consolidated Mining & Development (I)	512,700	207,985
Ayala Corp.	52,440	356,219
Ayala Land, Inc.	3,555,500	1,300,497
Bank of the Philippine Islands	799,290	973,511
BDO Unibank, Inc.	709,370	912,468
Belle Corp. (I)	3,098,000	299,395
China Banking Corp.	21,470	197,428
DMCI Holdings, Inc.	425,300	373,077
Empire East Land Holdings, Inc. (I)	5,890,000	84,421
Energy Development Corp.	5,025,500	701,479
Filinvest Development Corp.	498,212	40,969
Filinvest Land, Inc.	22,534,750	574,972
First Gen Corp.	535,800	169,214
First Philippine Holdings Corp.	546,800	703,216
Globe Telecommunications, Inc.	18,390	408,260
International Container Terminal Services, Inc.	518,910	654,747
JG Summit Holdings Inc.	69,400	41,430
Jollibee Foods Corp.	310,630	632,440
Lepanto Consolidated Mining, Class B	4,560,000	182,425
Lopez Holdings Corp.	4,119,000	439,696
Manila Electric Company	70,950	394,031
Manila Water Company, Inc.	350,400	154,513
Megaworld Corp.	23,809,000	1,020,753
Metro Pacific Investments Corp.	3,757,000	298,556
Metropolitan Bank & Trust Company	1,911,029	2,956,375
Pepsi-Cola Products Philippines, Inc.	1,098,000	54,114
Philippine Long Distance Telephone Company	12,295	686,048
Philippine National Bank	489,820	612,107
Philippine Stock Exchange, Inc.	6,990	36,741
Philweb Corpphilweb Corp.	319,100	109,190
Rizal Commercial Banking Corp.	553,700	392,054
Robinsons Land Corp.	4,529,950	1,229,245
San Miguel Corp.	218,024	625,849
Security Bank Corp.	236,422	531,621
Semirara Mining Corp.	99,590	485,717
SM Development Corp.	812,123	133,108

26

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Philippines (continued)

SM Investments Corp.	76,760	$926,100
SM Prime Holdings, Ltd.	1,729,800	507,338
Union Bank of Philippines	416,700	596,710
Universal Robina Corp.	1,120,400	1,300,396
Vista Land & Lifescapes, Inc.	8,154,000	551,257

Poland 1.58%		33,814,527

Agora SA	92,656	377,388
Amica SA	4,543	42,826
Amrest Holdings SE (I)	3,738	75,782
Asseco Poland SA	133,906	1,985,579
ATM SA	1,309	2,472
Bank Handlowy w Warszawie SA	33,968	729,078
Bank Millennium SA	924,969	1,010,481
Bank Pekao SA	30,641	1,343,711
Bioton SA (I)	6,393,772	134,417
Bomi SA (I)	24,339	17,133
Boryszew SA (L)	588,539	140,057
BRE Bank SA (L)	3,879	315,458
Budimex Sabudimex	6,968	152,800
CD Projekt Red SA (I)	29,723	45,243
Ciech SA	78,117	382,941
Comarch SA	2,909	44,452
Cyfrowy Polsat SA	30,021	115,778
Dom Maklerski IDM SA	306,873	110,729
Echo Investment SA	590,314	621,858
Emperia Holding SA	4,908	170,885
Enea SA	63,684	360,080
Eurocash SA	32,128	227,894
Fabryki Mebli Forte SA	22,707	56,697
Firma Oponiarska Debica SA	7,943	129,358
Gant Development SA	26,941	49,110
Getin Holding SA	97,961	197,270
Grupa Kety SA	19,894	577,290
Grupa Lotos SA	135,079	1,014,868
Hydrobudowa Polska SA (I)	13,528	3,211
Impexmetal SA	161,596	181,638
ING Bank Slaski SA	6,120	140,121
Inter Cars SA	500	12,696
KGHM Polska Miedz SA (L)	33,711	1,345,364
Kopex SA	75,475	464,258
Kredyt Bank SA	62,243	188,494
LC Corp. SA (I)	425,367	120,776
LPP SA	252	152,450
Lubelski Wegiel Bogdanka SA	12,165	407,819
MCI Management SA (I)	26,839	30,651
MNI SAMNI SA	38,291	20,406
Mondi Swiecie SA	5,040	93,349
Mostostal-Export SA	22,387	6,594
Netia SA	469,271	730,926
Nfi Empik Media & Fashion SA	18,623	43,666
NG2 SA	4,620	61,449
Orbis SA	61,821	739,509
Pekaes SA	6,381	12,024
Pfleiderer Grajewo SA	6,153	12,686
Pol-Aqua SA (I)	4,966	9,983
Polimex-Mostostal SA	505,319	204,602

27

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Poland (continued)

Polish Oil & Gas Company	324,858	$400,073
Polnord SA	21,527	97,077
Polska Grupa Energetyczna SA	761,485	4,874,287
Polska Grupa Farmaceutyczna SA	8,974	84,115
Polski Koncern Naftowy Orlen SA	577,156	6,949,536
Powszechna Kasa Oszczednosci Bank Polski SA (L)	160,840	1,616,198
Powszechny Zaklad Ubezpieczen SA	14,322	1,369,172
Rafako SA	16,444	45,224
Sygnity SA	28,494	156,128
Synthos SA	1,196,858	1,533,438
Telekomunikacja Polska SA	137,026	756,535
TVN SA	59,153	173,903
Zaklady Azotowe Pulawy SA	5,593	154,894
Zaklady Azotowe w Tarnowie-Moscicach SA	21,947	189,640

Russia 3.62%		77,388,418

Gazprom Neft JSC	6,446	147,420
Gazprom OAO, ADR	1,627,778	18,719,447
Gazprom OAO, ADR (London Exchange)	3,242,642	37,568,605
Lukoil OAO, ADR	288,612	16,283,374
Magnitogorsk Iron & Steel Works	3,807	23,699
Mechel, ADR (L)	19,900	216,711
MMC Norilsk Nickel OJSC, ADR	37,127	652,321
Novolipetsk Steel OJSC, ADR	2,197	53,036
Novorossiysk Commercial Sea Trade Port, GDR, Reg S	538	4,143
PIK Group, GDR	2,013	5,214
Rosneft Oil Company, GDR (London Exchange) (I)	105,709	775,384
RusHydro, ADR	12,376	49,764
Severstal, ADR	44,270	598,088
Surgutneftegaz, ADR	28,932	278,477
Surgutneftegaz, ADR (London Exchange)	6,028	56,302
TMK OAO, GDR	11,797	138,497
Uralkali, GDR	24,210	977,842
VTB Bank OJSC, GDR	192,682	840,094

South Africa 8.34%		178,357,985

ABSA Group, Ltd.	507,115	8,980,383
Adcock Ingram Holdings, Ltd.	83,393	627,691
Adcorp Holdings, Ltd.	83,592	263,257
Advtech, Ltd.	31,600	24,108
Aeci, Ltd.	182,131	1,799,652
Afgri, Ltd.	756,928	503,887
African Bank Investments, Ltd.	837,075	3,608,344
African Oxygen, Ltd.	15,079	30,681
African Rainbow Minerals, Ltd.	13,736	306,336
Allied Electronics Corp., Ltd.	105,838	319,653
Allied Technologies, Ltd.	3,605	23,798
Anglo Platinum, Ltd.	11,554	786,290
AngloGold Ashanti, Ltd., ADR (L)	78,605	3,769,896
Argent Industrial, Ltd.	106,615	84,373
Aspen Pharmacare Holdings, Ltd.	93,716	1,127,978
Assore, Ltd.	5,614	151,646
Astral Foods Ltd.	10,853	162,641
Aveng, Ltd.	760,240	3,327,568
AVI, Ltd.	68,801	317,187
Avusa, Ltd.	77,052	180,537
Barloworld, Ltd.	470,120	4,206,542

28

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Africa (continued)

Basil Read Holdings, Ltd.	164,211	$271,946
Bell Equipment, Ltd.	82,106	150,841
Bidvest Group, Ltd.	100,826	1,965,965
Blue Label Telecoms, Ltd.	174,483	125,529
Business Connexion Group, Ltd.	125,086	83,571
Cadiz Holdings, Ltd.	77,052	23,818
Capitec Bank Holdings, Ltd.	5,735	130,234
Cashbuild, Ltd.	679	9,374
Caxton & CTP Publishers & Printers, Ltd.	251,225	464,460
Ceramic Industries, Ltd.	1,781	23,048
Cipla Medpro South Africa, Ltd.	709,172	550,829
City Lodge Hotels, Ltd.	9,456	79,822
Clicks Group, Ltd.	118,219	650,424
Coronation Fund Managers, Ltd.	60,733	170,005
DataTec, Ltd.	383,011	1,887,396
Discovery Holdings, Ltd., ADR	5,174	27,262
Distribution And Warehousing Network, Ltd.	10,512	6,472
DRDGOLD, Ltd. (L)	353,670	241,736
Eoh Holdings, Ltd.	18,369	56,725
Eqstra Holdings, Ltd.	292,995	261,957
Esorfranki, Ltd.	180,540	31,217
Famous Brands, Ltd.	7,025	37,983
FirstRand, Ltd.	376,112	933,140
Gijima Group Ltd.	297,567	24,925
Gold Fields, Ltd., ADR	1,668,618	28,266,389
Grindrod, Ltd.	795,694	1,491,004
Group Five, Ltd.	169,328	477,319
Growthpoint Properties, Ltd.	224,411	508,885
Harmony Gold Mining Company, Ltd., ADR (L)	665,825	9,421,424
Hulamin, Ltd.	227,519	210,855
Iliad Africa, Ltd.	278,335	139,074
Illovo Sugar, Ltd.	13,630	42,821
Impala Platinum Holdings, Ltd.	67,615	1,433,165
Imperial Holdings, Ltd.	219,928	3,219,229
Investec, Ltd.	371,084	2,179,208
JD Group, Ltd.	337,064	1,951,684
JSE, Ltd.	15,176	135,926
Kap International Holdings, Ltd.	90,584	28,915
Keaton Energy Holdings, Ltd. (I)	23,640	8,193
Kumba Iron Ore, Ltd.	23,056	1,454,223
Kumba Resources, Ltd.	40,933	912,093
Lewis Group, Ltd.	183,483	1,790,203
Liberty Holdings, Ltd.	190,038	1,869,667
Life Healthcare Group Holdings, Ltd.	252,596	668,808
Massmart Holdings, Ltd.	7,088	144,552
Medi-Clinic Corp., Ltd.	6,165	25,100
Merafe Resources, Ltd.	2,825,277	331,794
Metair Investments, Ltd.	168,118	355,766
Metorex, Ltd.	1,603,864	1,690,773
Mittal Steel South Africa, Ltd.	351,746	2,676,787
MMI Holdings, Ltd.	1,462,236	3,017,717
Mondi Ltdmondi Ltd.	233,145	1,613,043
Mondi Packaging South Africa, Ltd. (I)	328,339	580,669
Mr. Price Group, Ltd.	86,198	852,472
MTN Group, Ltd.	250,883	4,513,874
Murray & Roberts Holdings, Ltd.	18,751	58,231
Mustek, Ltd.	29,272	20,221

29

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Africa (continued)

Mvelaphanda Group, Ltd.	929,226	$387,975
Mvelaserve, Ltd.	221,612	254,033
Nampak, Ltd.	494,663	1,344,021
Naspers, Ltd., ADR	63,193	2,854,381
Nedbank Group, Ltd.	325,301	5,767,907
Netcare, Ltd.	97,425	156,801
Northam Platinum, Ltd.	225,205	928,624
Nu-World Holdings, Ltd.	9,429	20,337
Omnia Holdings, Ltd.	104,075	1,097,291
Palabora Mining Company, Ltd.	1,424	20,864
Peregrine Holdings, Ltd.	219,538	271,404
Petmin, Ltd.	283,328	88,063
Pick'n Pay Stores, Ltd.	70,041	376,566
Pioneer Foods, Ltd.	24,115	168,600
Pretoria Portland Cement Company, Ltd.	123,018	412,284
PSG Group, Ltd.	176,627	1,040,756
Raubex Group, Ltd.	237,801	357,544
Resilient Property Income Fund, Ltd.	14,800	61,559
Reunert, Ltd.	1,959	15,289
Sanlam, Ltd.	3,229,844	11,975,121
Santam, Ltd.	7,590	130,528
Sappi, Ltd.	717,635	2,173,468
Sappi, Ltd., ADR	441,134	1,288,111
Sasol, Ltd., ADR	45,624	2,185,846
Sentula Mining, Ltd.	708,459	166,717
Shoprite Holdings, Ltd.	115,310	1,945,322
Standard Bank Group, Ltd.	1,276,819	15,568,417
Stefanutti Stocks Holdings, Ltd.	55,487	73,527
Steinhoff International Holdings, Ltd.	1,966,681	5,750,073
Sun International, Ltd.	27,036	289,084
Super Group, Ltd.	5,675,917	629,846
Telkom SA, Ltd.	554,858	1,988,632
The Foschini Group, Ltd.	69,273	908,716
The Spar Group, Ltd.	68,016	945,312
Tiger Brands, Ltd.	28,927	875,253
Tiger Wheels, Ltd. (I)	14,267	0
Trans Hex Group, Ltd.	25,075	11,228
Trencor, Ltd.	199,749	873,325
Truworths International, Ltd.	129,933	1,273,348
Tsogo Sun Holdings, Ltd.	77,615	159,707
Value Group, Ltd.	267,946	128,734
Village Main Reef, Ltd.	1,050,949	247,372
Vodacom Group, Ltd.	96,069	1,085,470
Wilson Bayly Holmes-Ovcon, Ltd.	2,570	33,394
Woolworths Holdings, Ltd.	198,401	989,685
Zeder Investments, Ltd.	451,653	136,239

South Korea 15.54%		332,368,221

Aekyung Petrochemical Company, Ltd.	7,184	205,050
Amorepacific Corp.	1,299	1,268,674
Artone Paper Manufacturing Company, Ltd.	3,004	4,933
Asia Cement Company, Ltd.	5,510	161,665
Asia Paper Manufacturing Company, Ltd.	2,000	14,299
Asiana Airlines, Inc.	14,070	92,214
AUK Corp.	19,570	45,939
Binggrae Company, Ltd.	2,113	114,666
BNG Steel Company, Ltd.	15,790	186,190

30

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

Boryung Pharmaceutical Company, Ltd.	8,354	$107,214
BS Financial Group, Inc. (I)	249,440	2,597,259
Bukwang Pharmaceutical Company, Ltd.	7,830	100,444
Byucksan Engineering & Construction Company, Ltd.	6,140	5,175
Capro Corp.	10,800	227,159
Charm Engineering Company, Ltd.	19,130	62,116
Cheil Industries, Inc.	20,752	1,884,526
Cheil Worldwide, Inc.	46,040	807,860
Chin Hung International, Inc. (I)	397,895	63,433
Chokwang Leather Company, Ltd.	2,300	21,731
Chong Kun Dang Pharm Corp.	16,740	268,438
Choongwae Pharma Corp.	12,111	161,994
Chosun Refractories Company, Ltd.	1,489	84,691
CJ CGV Company, Ltd.	7,190	167,458
CJ CheilJedang Corp.	9,225	2,353,488
CJ Corp.	32,407	2,319,421
CJ E&M Corp. (I)	11,233	316,494
CJ Seafood Corp.	15,980	37,120
Crown Confectionery Company, Ltd.	442	50,405
D.I. Corp	8,700	8,909
Dae Chang Industrial Company, Ltd.	105,580	99,537
Dae Dong Industrial Company, Ltd.	25,600	94,756
Dae Han Flour Mills Company, Ltd.	2,254	278,463
Dae Won Kang Up Company, Ltd.	35,279	158,716
Dae-Il Corp.	20,210	144,028
Daeduck Electronics Company, Ltd.	58,880	617,523
Daeduck GDS Company, Ltd.	32,980	284,564
Daehan City Gas Company, Ltd.	110	2,943
Daehan Steel Company, Ltd.	20,010	119,023
Daehan Synthetic Fiber Company, Ltd.	755	50,626
Daekyo Company, Ltd.	62,070	337,946
Daelim Industrial Company, Ltd.	55,977	4,947,059
Daesang Corp.	40,920	472,703
Daesang Holdings Company, Ltd.	20,610	69,637
Daesung Group Holdings Company, Ltd.	1,019	55,778
Daesung Holdings Company, Ltd.	14,406	86,684
Daesung Industrial Company, Ltd.	2,003	52,105
Daewon Pharmaceutical Company, Ltd.	7,450	33,226
Daewoo Engineering & Construction Company, Ltd.	198,010	1,727,631
Daewoo International Corp.	15,360	384,754
Daewoo Securities Company, Ltd.	47,782	414,908
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	2,042,879
Daewoong Company, Ltd.	620	8,024
Daewoong Pharmaceutical Company, Ltd.	2,030	50,576
Daishin Securities Company, Ltd.	72,080	701,262
Daiyang Metal Company, Ltd.	6,490	5,362
Daou Technology, Inc.	52,350	566,279
DCM Corp.	5,310	48,409
DGB Financial Group, Inc. (I)	209,680	2,505,253
Digital Power Communications Company, Ltd.	14,000	21,220
Dong Ah Tire & Rubber Company, Ltd.	14,930	132,832
Dong Wha Pharmaceutical Company, Ltd.	37,210	145,985
Dong-A Pharmaceutical Company, Ltd.	3,999	338,470
Dong-Il Corp.	2,373	104,857
Dongaone Company, Ltd.	2,600	8,588
Dongbang Transport Logistics Company, Ltd.	5,650	20,215
Dongbu Corp.	16,730	72,767

31

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

Dongbu HiTek Company, Ltd.	44,480	$284,517
Dongbu Insurance Company, Ltd.	16,954	788,868
Dongbu Securities Company, Ltd.	37,619	136,997
Dongbu Steel Company, Ltd.	41,073	218,307
Dongil Industries Company, Ltd.	2,532	131,066
Dongil Paper Manufacturing Company, Ltd.	13,000	18,226
Dongil Rubber Belt Company, Ltd.	10,648	64,582
Dongkuk Steel Mill Company, Ltd.	69,340	1,413,151
Dongwon F&B Company, Ltd.	2,185	136,768
Dongwon Industries Company, Ltd.	99	14,479
Dongyang Engineering & Construction Corp.	1,469	6,504
Dongyang Mechatronics Corp.	15,540	208,210
Doosan Heavy Industries and Construction Company, Ltd.	6,623	394,223
Doosan Industrial Development Company, Ltd.	64,178	173,792
Doosan Infracore Company, Ltd.	45,210	784,103
DuzonBlzon Company, Ltd.	10,250	69,143
E1 Corp.	1,222	54,544
Eagon Industries Company, Ltd.	480	2,039
Eugene Investment & Securities Company, Ltd.	76,132	226,116
F&F Company, Ltd.	5,100	28,365
FCB Twelve Company, Ltd.	797	67,583
Foosung Company, Ltd.	25,490	189,080
Fursys, Inc.	2,060	48,640
Gaon Cable Company, Ltd.	2,496	31,739
Global & Yuasa Battery Company, Ltd.	11,350	443,196
Golden Bridge Investment & Securities Company, Ltd.	47,060	48,058
Grand Korea Leisure Company, Ltd.	8,510	140,110
Green Cross Corp.	2,398	361,361
Green Cross Holdings Corp.	16,810	253,754
GS Engineering & Construction Corp.	27,346	2,300,131
GS Global Corp.	5,540	55,585
GS Holdings Corp.	101,322	5,465,581
Gwangju Shinsegae Company, Ltd.	981	149,832
Hae In Corp.	3,286	14,427
Halla Climate Control Corp.	18,260	367,317
Halla Engineering & Construction Corp.	26,571	289,915
Han Kuk Carbon Company, Ltd.	36,610	149,021
Hana Financial Group, Inc.	378,910	13,867,326
Hanall Biopharma Company, Ltd.	14,770	108,478
Handok Pharmaceuticals Company, Ltd.	1,000	10,954
Handsome Company, Ltd.	30,148	718,955
Hanil Cement Manufacturing Company, Ltd.	8,549	300,994
Hanil Construction Company, Ltd.	700	1,406
Hanil E-Wha Company, Ltd.	17,760	168,169
Hanjin Heavy Industries & Construction Company, Ltd.	67,029	1,129,341
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	154,529
Hanjin Shipping Company, Ltd.	31,204	245,598
Hanjin Transportation Company, Ltd.	16,660	342,937
Hankook Cosmetics Company, Ltd. (I)	4,914	6,976
Hankook Cosmetics Manufacturing Company, Ltd.	1,386	3,909
Hankook Shell Oil Company, Ltd.	395	75,382
Hankook Tire Company, Ltd.	34,600	1,429,621
Hankuk Glass Industries, Inc.	1,820	41,101
Hankuk Paper Manufacturing Company, Ltd.	5,180	83,491
Hanmi Holdings Company, Ltd.	3,937	75,050
Hansae Yes24 Holdings Company, Ltd.	8,000	29,275
Hanshin Construction Company, Ltd.	3,010	18,644

32

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

Hansol CSN Company, Ltd.	62,840	$68,948
Hansol Homedeco Company, Ltd.	45,930	35,966
Hansol LCD, Inc.	2,590	53,677
Hansol Paper Company, Inc.	74,620	608,979
Hanssem Company, Ltd.	5,740	123,678
Hanwha Chemical Corp.	115,780	2,756,382
Hanwha Corp.	12,280	398,922
Hanwha General Insurance Company, Ltd.	2,370	16,009
Hanwha Securities Company, Ltd.	105,821	432,639
Hanwha Timeworld Company, Ltd.	3,640	55,799
Hanyang Securities Company, Ltd.	15,390	86,258
Heung-A Shipping Company, Ltd.	51,105	32,376
Heungkuk Fire & Marine Insurance Company, Ltd.	3,370	17,960
Hite Holdings Company, Ltd.	12,240	119,634
HMC Investment Securities Company, Ltd.	32,450	393,309
Honam Petrochemical Corp.	5,120	1,493,743
Hotel Shilla Company, Ltd.	17,510	593,807
HS R&A Company, Ltd.	5,860	85,721
Huchems Fine Chemical Corp.	13,690	250,328
Husteel Company, Ltd.	7,730	132,493
Hwa Shin Company, Ltd.	8,700	115,990
Hwacheon Machine Tool Company, Ltd.	730	32,879
HwaSung Industrial Company, Ltd.	3,530	8,009
Hynix Semiconductor, Inc.	164,430	3,490,044
Hyosung Corp.	26,891	1,521,950
Hyundai Cement Company, Ltd.	2,370	12,609
Hyundai Corp.	5,680	142,863
Hyundai Department Store Company, Ltd.	6,913	1,014,042
Hyundai Development Company	119,225	1,895,024
Hyundai Elevator Company, Ltd.	5,134	641,568
Hyundai Engineering & Construction Company, Ltd.	30,274	1,793,901
Hyundai Engineering Plastics Company, Ltd.	14,370	78,189
Hyundai Glovis Company, Ltd.	3,212	642,180
Hyundai H & S Company, Ltd.	21,780	295,419
Hyundai Heavy Industries Company, Ltd.	10,517	2,651,872
Hyundai Hysco Company, Ltd.	41,680	1,568,504
Hyundai Marine & Fire Insurance Company, Ltd.	31,090	932,909
Hyundai Merchant Marine Company, Ltd.	19,530	432,896
Hyundai Mipo Dockyard Company, Ltd.	14,146	1,485,484
Hyundai Mobis	15,798	4,372,616
Hyundai Motor Company, Ltd.	143,884	27,891,342
Hyundai Pharmaceutical Industrial Company, Ltd.	9,400	10,167
Hyundai Securities Company, Ltd.	255,827	2,059,250
Hyundai Steel Company	48,430	4,283,457
IHQ, Inc. (I)	14,690	38,564
Il Dong Pharmaceutical Company, Ltd.	22,600	146,906
Iljin Diamond Company, Ltd.	2,310	22,329
Iljin Display Company, Ltd.	5,990	62,320
Iljin Electric Company, Ltd.	33,420	150,664
Iljin Holdings Company, Ltd.	23,248	43,596
Ilshin Spinning Company, Ltd.	1,370	102,843
Ilsung Pharmaceutical Company, Ltd.	1,886	135,714
Ilyang Pharmaceutical Company, Ltd.	6,860	160,942
iMarketKorea, Inc.	8,940	147,259
Industrial Bank of Korea	287,580	3,839,264
Inzi Controls Company, Ltd.	6,490	38,623
IS Dongseo Company, Ltd.	9,585	119,397

33

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

ISU Chemical Company, Ltd.	17,700	$449,295
Isupetasys Company, Ltd.	51,990	272,639
Jahwa Electronics Company, Ltd.	18,810	169,702
Jeil Mutual Savings Bank	1,850	49
Jeil Pharmaceutical Company	10,190	104,758
Jeonbuk Bank, Ltd.	81,032	363,958
Jinro, Ltd.	16,480	440,455
Joongang Construction Company, Ltd.	2,700	2,716
Kangwon Land, Inc.	38,930	962,912
KB Financial Group, Inc., ADR	434,842	15,175,986
KC Cottrell Company, Ltd.	520	7,793
KC Green Holdings Company, Ltd.	14,780	29,173
KC Tech Company, Ltd.	13,521	65,768
KCC Corp.	9,459	2,006,980
KCTC	1,100	14,938
Keangnam Enterprises, Ltd.	16,288	117,194
KEPCO Engineering & Construction Company, Inc.	3,794	296,799
Kepco Plant Service & Engineering Company, Ltd.	3,880	125,615
Keyang Electric Machinery Company, Ltd.	34,010	86,032
KG Chemical Corp.	13,120	89,265
Kia Motors Corp.	55,535	3,523,334
KIC, Ltd.	6,540	13,553
KISCO Corp.	7,076	147,721
KISCO Holdings Company, Ltd.	1,771	51,689
Kishin Corp.	28,316	129,213
KISWIRE, Ltd.	8,409	339,755
KIWOOM Securities Company, Ltd.	5,196	257,681
Kolon Corp.	7,040	133,569
Kolon Engineering & Construction Company, Ltd.	33,760	129,382
Kolon Industries, Inc.	7,762	422,545
Korea Airport Service Company, Ltd.	3,760	103,172
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	17,952
Korea Circuit Company, Ltd.	10,520	49,280
Korea Development Corp.	24,985	43,073
Korea Development Financing Corp.	2,940	43,390
Korea Electric Power Corp., ADR	49,816	552,958
Korea Electric Terminal Company, Ltd.	8,690	183,375
Korea Exchange Bank	523,380	3,858,637
Korea Express Company, Ltd.	14,564	945,217
Korea Flange Company, Ltd.	5,690	63,137
Korea Gas Corp.	10,160	347,116
Korea Green Paper Manufacturing Company, Ltd. (I)	2,524	2,822
Korea Investment Holdings Company, Ltd.	74,357	2,500,462
Korea Kolmar Company, Ltd.	9,830	67,682
Korea Kumho Petrochemical Company, Ltd.	4,183	686,964
Korea Life Insurance Company, Ltd.	40,710	265,052
Korea Line Corp.	4,543	134,326
Korea Mutual Savings Bank	1,019	4,402
Korea Zinc Company, Ltd.	3,492	1,091,793
Korean Air Lines Company, Ltd.	6,196	259,490
Korean Petrochemical Industrial Company, Ltd.	4,131	356,969
Korean Reinsurance Company, Ltd.	36,600	508,595
KP Chemical Corp.	25,230	388,286
KPX Chemcial Company, Ltd.	2,618	128,468
KT Corp.	15,990	512,496
KT&G Corp.	34,444	2,322,768
KTB Network Corp.	101,030	194,006

34

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

Kukdo Chemical Company, Ltd.	3,388	$158,657
Kumho Electric Company, Ltd.	6,620	126,939
Kumho Industrial Company, Ltd.	8,211	56,867
Kumho Investment Bank	99,870	33,963
Kumho Tire Company, Inc.	17,960	182,133
Kumkang Industrial Company, Ltd.	1,400	12,785
Kunsul Chemical Industrial Company, Ltd.	3,660	44,008
Kwang Dong Pharmaceutical Company, Ltd.	78,330	258,448
Kyeryong Construction Industrial Company, Ltd.	11,120	137,491
Kyobo Securities Company, Ltd.	35,708	164,561
Kyung Nong Corp.	11,060	28,773
Kyung-In Synthetic Corp.	37,370	85,958
Kyungbang, Ltd.	1,052	90,526
KyungDong City Gas Comopany, Ltd.	523	23,397
Lee Ku Industrial Company, Ltd.	8,740	11,056
LG Chem, Ltd.	10,751	3,192,258
LG Corp.	19,820	1,120,820
LG Display Company, Ltd., ADR (L)	759,607	8,925,382
LG Electronics, Inc.	166,936	11,115,493
LG Fashion Corp. Ltd.	9,270	388,276
LG Hausys, Ltd.	1,197	92,133
LG Household & Health Care, Ltd.	2,682	1,262,038
LG Innotek Company, Ltd.	2,733	169,859
LG International Corp.	3,019	138,595
LG Life Sciences, Ltd. (I)	7,060	212,715
LG Uplus Corp.	468,110	2,778,807
LIG Non-Life Insurance Company, Ltd.	17,800	392,073
Livart Furniture Company, Ltd.	4,180	31,029
Lotte Chilsung Beverage Company, Ltd.	1,318	1,605,853
Lotte Confectionery Company, Ltd.	1,277	1,878,272
Lotte Midopa Company, Ltd.	34,850	473,617
Lotte Samkang Company, Ltd.	1,523	551,210
Lotte Shopping Company, Ltd.	11,736	3,695,847
Lotte Tour Development Company, Ltd.	2,160	29,621
LS Cable, Ltd.	7,371	516,157
LS Industrial Systems Company, Ltd.	7,223	408,140
Macquarie Korea Infrastructure Fund	66,190	294,090
Manho Rope & Wire, Ltd.	1,400	17,790
Meritz Fire & Marine Insurance Company, Ltd.	6,630	71,226
Meritz Securities Company, Ltd.	343,593	208,885
Mi Chang Oil Industrial Company, Ltd.	724	30,702
Mirae Asset Securities Company, Ltd.	11,630	353,716
Moorim P&P Company, Ltd.	28,480	121,765
Moorim Paper Company, Ltd.	42,600	98,905
Motonic Corp.	17,805	117,682
Namhae Chemical Corp.	12,020	103,890
Namkwang Engineering & Construction Company, Ltd.	43,700	44,767
Namyang Dairy Products Company, Ltd.	919	629,381
National Information & Credit Evaluation, Inc.	297	13,958
NCSoft Corp.	4,467	1,216,268
Nexen Corp.	2,328	166,160
Nexen Tire Corp.	15,360	295,056
NH Investment & Securities Company, Ltd.	53,560	231,073
NHN Corp.	10,786	2,388,797
Nice Information Service Company, Ltd.	377	8,334
NK Company, Ltd.	16,960	62,997
Nong Shim Company, Ltd.	5,631	1,162,450

35

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

Nong Shim Holdings Company, Ltd.	3,444	$151,592
OCI Company, Ltd.	7,159	1,503,649
Orion Corp.	1,435	780,247
Ottogi Corp.	2,691	314,009
Pacific Corp.	6,067	1,394,719
Pang Rim Company, Ltd.	950	8,362
PaperCorea, Inc.	104,700	44,039
Poonglim Industrial Company, Ltd.	5,520	7,066
Poongsan Corp.	27,049	684,690
Poongsan Holdings Corp.	7,510	173,229
POSCO	4,550	1,535,045
POSCO Coated & Color Steel Company, Ltd.	4,270	68,530
POSCO, ADR (L)	54,889	4,701,243
Pulmuone Company, Ltd.	1,122	29,994
Pumyang Construction Company, Ltd.	2,342	1,814
Pusan City Gas Company, Ltd.	8,930	151,202
RNL BIO Company, Ltd. (I)	45,600	264,926
S&T Corp.	1,630	26,993
S&T Daewoo Company, Ltd.	12,150	357,131
S&T Dynamics Company, Ltd.	35,829	578,409
S&T Holdings Company, Ltd.	10,110	118,747
S-Oil Corp.	10,393	1,036,080
S1 Corp.	8,183	415,816
Saehan Media Company, Ltd.	6,266	37,524
Saeron Automotive Corp.	18,930	75,576
Sajo Industries Company, Ltd.	1,057	45,156
Sajodaerim Corp.	2,420	34,675
Sam Kwang Glass Industrial Company, Ltd.	1,080	66,200
Sam Lip General Foods Company, Ltd.	3,850	38,006
Sam Young Electronics Company, Ltd.	17,300	141,356
Sam Yung Trading Company, Ltd.	4,666	21,026
Sambu Construction Company, Ltd.	7,509	33,867
Samchully Company, Ltd.	932	75,279
Samho International Company, Ltd.	6,780	11,246
Samick Musical Instruments Company, Ltd.	59,990	112,639
Samick THK Company, Ltd.	7,060	46,283
Samjin Pharmaceutical Company, Ltd.	14,550	109,617
Samsung C&T Corp.	132,369	7,973,713
Samsung Electro-Mechanics Company, Ltd.	26,696	1,913,165
Samsung Electronics Company, Ltd., GDR	2,125	971,816
Samsung Electronics Company, Ltd.	13,918	12,635,712
Samsung Engineering Company, Ltd.	8,607	1,787,378
Samsung Fine Chemicals Company, Ltd.	1,544	75,461
Samsung Fire & Marine Insurance Company, Ltd.	12,624	2,488,795
Samsung Heavy Industries Company, Ltd.	61,710	1,731,593
Samsung SDI Company, Ltd.	52,136	6,460,605
Samsung Securities Company, Ltd.	23,973	1,097,580
Samsung Techwin Company, Ltd.	16,646	837,547
Samwhan Corp.	15,100	50,358
Samyang Corp.	10,789	763,831
Samyang Foods Company, Ltd.	2,320	58,439
Samyang Genex Company, Ltd.	2,837	159,997
Samyang Tongsang Company, Ltd.	690	14,043
Samyoung Chemical Company, Ltd.	9,740	53,617
SAVEZONE I&C Corp.	16,880	33,726
SBS Media Holdings Company, Ltd.	66,090	255,330
Seah Besteel Corp.	18,210	943,267

36

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

SeAH Holdings Corp.	1,403	$142,452
SeAH Steel Corp.	4,144	257,985
Sebang Company, Ltd.	19,040	257,068
Sejong Industrial Company, Ltd.	8,680	113,077
Seoul City Gas Company, Ltd.	130	5,705
Seowon Company, Ltd.	38,840	127,942
Sewon Cellontech Company, Ltd.	7,760	26,110
SG Corp. (I)	48,000	12,173
SH Chemical Company, Ltd.	31,743	9,374
Shin Poong Pharmaceutical Company, Ltd.	19,360	75,841
Shinhan Financial Group Company, Ltd., ADR	236,459	17,545,258
Shinhan Financial Group Company, Ltd.	80,650	3,053,495
Shinsegae Engineering & Construction Company, Ltd.	1,110	14,347
Shinsegae Information & Communication Company, Ltd.	484	19,661
Shinsung FA Company, Ltd.	3,222	6,129
Shinsung Solar Energy Company, Ltd.	12,710	43,772
Shinwon Corp.	43,430	45,373
Shinyoung Securities Company, Ltd.	8,030	194,876
Silla Company, Ltd.	12,407	126,636
Sindoh Company, Ltd.	7,532	332,348
SJM Company, Ltd.	6,871	34,601
SJM Holdings Company, Ltd.	4,204	11,475
SK C&C Company, Ltd.	5,848	716,928
SK Chemicals Company, Ltd.	1,538	91,175
SK Energy Company, Ltd.	19,256	2,921,351
SK Gas Company, Ltd.	4,822	329,951
SK Holdings Company, Ltd.	52,846	6,808,868
SK Networks Company, Ltd.	192,240	1,819,507
SK Telecom Company, Ltd.	4,853	652,848
SKC Company, Ltd.	11,190	450,424
SL Corp.	5,380	119,770
Solomon Mutual Savings Bank	3,600	8,439
Songwon Industrial Company, Ltd.	5,360	50,068
Ssangyong Cement Industrial Company, Ltd.	34,830	130,073
STX Corp.	34,306	402,793
STX Pan Ocean Company, Ltd.	228,240	1,203,488
STX Shipbuilding Company, Ltd.	81,850	1,038,603
Suheung Capsule Company, Ltd.	9,580	118,048
Sung Bo Chemicals Company, Ltd.	410	8,386
Sung Jin Geotec Company, Ltd.	5,800	53,605
Sungjee Construction Company, Ltd.	29	669
Sungshin Cement Company, Ltd.	5,760	12,676
Sunjin Company, Ltd. (I)	10,385	62,839
Sunjin Holdings Company, Ltd.	1,488	25,744
Tae Kyung Industrial Company, Ltd.	14,930	41,872
Taegu Department Store Company, Ltd.	12,550	144,066
Taekwang Industrial Company, Ltd.	722	817,134
Taeyoung Engineering & Construction, Ltd.	65,280	347,054
Taihan Electric Wire Company, Ltd.	156,150	476,662
Tailim Packaging Industrial Company, Ltd.	59,700	76,384
Tec & Company	57,230	7,886
TEEMS (I)	358	3,171
Telcoware Company, Ltd.	4,000	25,676
The Basic House Company, Ltd.	5,150	72,049
Tong Yang Investment Bank	151,090	570,262
Tong Yang Life Insurance	12,740	171,571
Tong Yang Major Corp.	118,287	92,986

37

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

South Korea (continued)

Tong Yang Moolsan Company, Ltd.	1,500	$22,401
Trybrands, Inc. (I)	30,360	41,483
TS Corp.	7,222	129,642
Uangel Corp.	7,990	29,606
Unid Company, Ltd.	6,039	291,360
Union Steel	5,560	84,309
Visang Education, Inc.	360	2,100
Wiscom Company, Ltd.	3,680	13,305
Woongjin Chemical Company, Ltd.	88,800	78,411
Woongjin Conway Company, Ltd.	27,030	921,096
Woongjin Holdings Company, Ltd.	27,240	143,062
Woongjin Thinkbig Company, Ltd.	8,640	123,511
Woori Finance Holdings Company, Ltd.	355,510	3,227,276
Woori Finance Holdings Company, Ltd., ADR (L)	7,867	208,948
Woori Financial Company, Ltd.	15,810	206,198
Woori Investment & Securities Company, Ltd.	212,089	1,947,614
YESCO Company, Ltd.	1,480	32,353
Yoosung Enterprise Company, Ltd.	10,176	23,205
Youlchon Chemical Company, Ltd.	21,790	162,393
Young Poong Corp.	528	511,074
Youngone Corp.	18,824	490,167
Youngone Holdings Company, Ltd.	6,286	341,707
Yuhan Corp.	3,761	410,189
YuHwa Securities Company, Ltd.	3,240	39,427
Yungjin Pharmaceutical Company, Ltd.	46,320	38,467

Taiwan 12.27%		262,403,575

Ability Enterprise Company, Ltd.	114,000	102,113
AcBel Polytech, Inc.	356,000	165,975
Accton Technology Corp.	863,796	404,399
Ace Pillar Company, Ltd.	38,400	66,390
Acer, Inc.	269,000	307,945
Achem Technology Corp.	289,050	118,637
Action Electronics Company, Ltd.	439,640	94,769
Adlink Technology, Inc.	53,200	53,391
Advanced Semiconductor Engineering, Inc.	10,000	9,078
Advanced Semiconductor Engineering, Inc., ADR (L)	215,815	971,168
Advancetek Enterprise Company, Ltd.	22,440	16,970
Advantech Company, Ltd.	142,300	397,761
AGV Products Corp.	820,829	246,968
Ali Corp.	120,000	112,483
Allis Electric Company, Ltd.	240,000	56,902
Alpha Networks, Inc.	440,000	315,533
Altek Corp.	360,702	294,133
AMPOC Far-East Company, Ltd.	132,000	90,537
AmTRAN Technology Company, Ltd.	1,105,775	607,178
APCB, Inc.	143,000	87,212
Apex Biotechnology Corp.	42,000	87,018
Apex Medical Corp.	12,000	11,705
Apex Science & Engineering	250,265	67,112
Arima Communication Corp.	523,000	341,737
Arima Optoelectronics Corp.	74,100	10,853
Asia Cement Corp.	3,548,465	3,925,603
Asia Optical Company, Inc.	392,710	331,792
Asia Polymer Corp.	505,500	523,023
Asrock Incasrock Inc	19,000	60,717
Asustek Computer, Inc.	447,528	3,120,729

38

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Aten International Company, Ltd.	53,000	$89,602
AU Optronics Corp., ADR	1,338,862	6,453,315
Audix Corp.	173,200	145,988
Aurora Corp.	54,000	83,815
Aurora Systems Corp.	140,000	157,003
AV Tech Corp.	5,000	14,829
Avision, Inc.	277,916	98,622
Awea Mechantronic Company, Ltd.	6,300	5,320
Bank of Kaohsiung, Ltd.	629,618	184,461
BES Engineering Corp.	2,721,200	737,365
Biostar Microtech International Corp.	227,000	112,150
C Sun Manufacturing, Ltd.	175,729	109,369
Cameo Communications, Inc.	350,955	98,511
Capital Securities Corp.	2,487,371	872,237
Career Technology MFG. Company, Ltd.	142,000	188,399
Carnival Industrial Corp. (I)	512,000	154,989
Catcher Technology Company, Ltd.	258,000	1,259,871
Cathay Chemical Works, Inc.	116,000	38,329
Cathay Financial Holdings Company, Ltd.	1,419,260	1,485,490
Cathay Real Estate Development Company, Ltd.	1,529,000	578,624
Central Reinsurance Company, Ltd.	276,535	114,845
Chain Qui Development Company, Ltd.	216,000	119,963
Champion Building Materials Company, Ltd.	512,852	224,656
Chang Hwa Commercial Bank, Ltd.	4,122,380	2,293,507
Chang Wah Electromaterials, Inc.	10,150	22,349
Charoen Pokphand Enterprise	300,000	133,388
Cheng Loong Corp.	1,780,480	676,482
Cheng Shin Rubber Industry Company, Ltd.	614,059	1,357,966
Cheng UEI Precision Industry Company, Ltd.	666,673	1,227,578
Chenming Mold Industrial Corp.	50,000	34,373
Chia Hsin Cement Corp.	895,699	388,385
Chicony Electronics Company, Ltd.	146,630	229,834
Chien Kuo Construction Company, Ltd.	425,872	189,972
Chien Shing Stainless Steel Company, Ltd. (I)	319,000	42,242
Chimei Innolux Corp.	9,605,758	4,152,849
Chin-Poon Industrial Company, Ltd.	678,642	433,194
China Airlines, Ltd.	731,961	323,129
China Chemical & Pharmaceutical Company, Ltd.	84,000	46,962
China Development Financial Holdings Corp.	16,700,331	4,877,653
China Ecotek Corp.	33,000	59,437
China Electric Manufacturing Corp.	147,000	86,372
China General Plastics Corp.	588,000	172,599
China Hi-ment Corp.	40,000	52,286
China Life Insurance Company, Ltd.	445,160	395,253
China Manmade Fibers Corp.	2,062,000	656,729
China Metal Products Company, Ltd.	481,947	328,605
China Motor Company, Ltd.	1,144,905	1,034,557
China Petrochemical Development Corp.	3,306,358	2,946,595
China Steel Chemical Corp.	79,000	315,753
China Steel Corp.	1,815,000	1,775,164
China Steel Structure Company, Ltd.	204,000	192,107
China Synthetic Rubber Corp.	926,937	867,633
China Wire & Cable Company, Ltd.	421,000	112,182
Chinatrust Financial Holding Company, Ltd.	1,774,530	1,007,032
Ching Feng Home Fashions Company, Ltd.	108,780	12,173
Chong Hong Construction Company	65,400	120,413
Chroma ATE, Inc.	175,440	378,132

39

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Chun Yu Works & Company, Ltd.	405,000	$120,794
Chun Yuan Steel Industrial Company, Ltd.	698,688	267,700
Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	306,868
Chung Hung Steel Corp.	1,551,226	466,934
Chung Hwa Pulp Corp.	868,290	268,972
Chunghwa Picture Tubes, Ltd.	5,416,320	263,095
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,256,726
Chuwa Wool Industry Company, Ltd.	99,000	64,217
Chyang Sheng Dyeing & Finishing Company, Ltd.	70,000	19,991
Clevo Company	242,000	372,001
CMC Magnetics Corp.	5,157,000	826,481
Collins Company, Ltd.	285,797	126,897
Compal Communications, Inc.	315,000	515,291
Compal Electronics, Inc.	2,212,895	2,029,539
Compeq Manufactuing Company, Ltd.	1,703,000	513,704
Continental Holdings Corp.	875,000	329,988
Cosmo Electronics Corp.	24,000	21,379
Coxon Precise Industrial Company, Ltd.	152,231	181,465
CSBC Corp. Taiwan	37,197	29,937
CTCI Corp.	194,000	249,441
CviLux Corp.	4,000	4,668
Cyberlink Corp.	6,402	14,350
Cybertan Technology, Inc.	37,000	35,740
D-Link Corp.	1,083,627	772,892
Da Cin Construction Company, Ltd.	287,000	158,051
Darfon Electronics Corp.	351,950	185,376
De Licacy Industrial Company	150,000	42,847
Delpha Construction Company, Ltd.	323,905	102,158
Delta Electronics, Inc.	545,000	1,200,823
Depo Auto Parts Industrial Company, Ltd.	52,000	98,213
DFI, Inc.	62,000	40,893
Dynamic Electronics Company, Ltd.	369,685	134,476
E-lead Electronic Company, Ltd.	9,000	6,742
E-life Mall Corp.	27,000	46,714
E.Sun Financial Holding Company, Ltd.	7,801,703	3,369,268
Eastern Media International Corp.	1,374,053	182,488
Eclat Textile Company, Ltd.	193,327	302,976
Edom Technology Company, Ltd.	220,000	60,682
Elan Microelectronics Corp.	169,000	140,739
Elite Advanced Laser Corp.	30,000	40,562
Elite Semiconductor Memory Technology, Inc.	73,000	59,253
Elitegroup Computer Systems Company, Ltd.	1,162,576	248,737
Enlight Corp.	49,439	3,413
Entie Commercial Bank	360,000	146,578
Eternal Chemical Company, Ltd.	297,644	223,794
EVA Airways Corp.	574,160	353,330
Everest Textile Company, Ltd.	653,000	131,340
Evergreen International Storage & Transport Corp.	959,320	463,191
Evergreen Marine Corp.	2,946,886	1,459,060
Everlight Chemical Industrial Corp.	35,000	19,434
Everlight Electronics Company, Ltd.	119,000	205,365
Everspring Industry Company, Ltd.	277,000	64,778
Evertop Wire Cable Corp.	98,275	12,106
Excel Cell Electronic Company, Ltd.	103,000	34,923
Excelsior Medical Company, Ltd.	12,000	24,373
Far Eastern Department Stores Company, Ltd.	576,746	742,233
Far Eastern International Bank	2,692,909	1,003,687

40

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Far Eastern New Century Corp.	550,290	$617,107
Far EasTone Telecommunications Company, Ltd.	636,000	1,213,574
Faraday Technology Corp.	111,586	85,681
Farglory F T Z Investment Holding Company, Ltd.	15,000	7,630
Farglory Land Development Company, Ltd.	82,000	144,063
Federal Corp.	712,741	347,610
Feng Hsin Iron & Steel Company, Ltd.	181,000	287,514
Feng Tay Enterprise Company, Ltd.	65,000	56,666
First Copper Technology Company, Ltd.	476,000	127,915
First Financial Holding Company, Ltd.	12,119,391	7,097,432
First Hotel	33,523	21,193
First Insurance Company, Ltd.	364,165	152,009
First Steamship Company, Ltd.	60,000	82,281
Flexium Interconnect, Inc.	76,229	185,347
Flytech Technology Company, Ltd.	36,298	64,759
Forhouse Corp.	575,894	325,306
Formosa Advanced Technologies Company, Ltd.	14,000	10,951
Formosa Chemicals & Fibre Corp.	642,000	1,683,044
Formosa International Hotels Corp.	17,700	247,055
Formosa Oilseed Processing	198,874	78,289
Formosa Petrochemical Corp.	358,000	1,124,300
Formosa Plastics Corp.	802,000	2,155,840
Formosa Taffeta Company, Ltd.	1,616,000	1,468,538
Formosan Rubber Group, Inc.	767,000	476,386
Formosan Union Chemical	484,158	317,395
Founding Construction & Development Company, Ltd.	217,310	135,670
Foxconn Technology Company, Ltd.	149,100	447,348
Froch Enterprise Company, Ltd.	292,000	101,436
FSP Technology, Inc.	363,224	284,518
FU I Industrial Company, Ltd.	159,298	60,700
Fubon Financial Holding Company, Ltd.	660,000	688,996
Fullerton Technology Company, Ltd.	156,819	135,561
Fwusow Industry Company, Ltd.	389,638	213,158
G Shank Enterprise Company, Ltd.	226,000	116,315
Gamma Optical Company, Ltd.	129,800	26,776
Gem Terminal Industrial Company, Ltd.	47,500	22,585
Gemtek Technology Corp.	17,496	13,187
Genesis Photonics, Inc.	100,847	137,845
Genius Electronic Optical Company, Ltd.	24,000	132,237
Geovision, Inc.	19,697	63,252
Getac Technology Corp.	623,000	303,003
Giant Manufacturing Company, Ltd.	146,000	532,321
Giantplus Technology Company, Ltd.	345,000	88,399
Gigabyte Technology Company, Ltd.	1,041,719	733,169
Gigastorage Corp.	34,100	17,194
Global Brands Manufacture, Ltd.	299,154	128,714
Global Mixed Mode Technology, Inc.	32,000	75,047
Global Unichip Corp.	43,000	140,661
Gold Circuit Electronics, Ltd.	822,071	192,872
Goldsun Development & Construction Company, Ltd.	2,507,005	997,841
Gordon Auto Body Parts Company, Ltd.	134,184	30,165
Grand Pacific Petrochemical Corp.	1,580,000	662,360
Grape King Industrial Cogrape King Inc	57,000	73,090
Great China Metal Industry Company, Ltd.	303,000	324,552
Great Taipei Gas Company, Ltd.	40,000	24,146
Great Wall Enterprise Company, Ltd.	498,128	474,977
Greatek Electronics, Inc.	675,158	421,260

41

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

GTM Corp.	263,000	$109,082
Hannstar Board Corp.	414,467	162,440
HannStar Display Corp.	9,541,000	499,685
Hey Song Corp.	927,000	845,052
Highwealth Construction Corp.	171,000	258,550
Hiti Digital, Inc.	46,118	26,353
Hitron Technology, Inc.	154,000	65,834
Hiwin Technologies Corp.	52,660	433,524
Ho Tung Chemical Corp.	999,265	534,714
Hocheng Group Corp.	444,000	106,531
Hold-Key Electric Wire & Cable Company, Ltd.	291,119	89,803
Holiday Entertainment Company, Ltd.	48,000	69,455
Holtek Semiconductor, Inc.	57,000	51,161
Holystone Enterprise Company, Ltd.	332,478	295,044
Hon Hai Precision Industry Company, Ltd.	1,314,600	3,568,507
Hong Ho Precision Textile Company	39,000	16,957
Hong TAI Electric Industrial Company, Ltd.	409,000	112,329
Hong YI Fiber Industry Company	147,680	44,667
Hota Industrial Manufacturing Company, Ltd.	28,000	9,891
Hotai Motor Company, Ltd.	128,000	710,944
Hsin Kuang Steel Company, Ltd.	420,153	230,094
Hsing TA Cement Company, Ltd.	227,000	78,961
HTC Corp.	160,700	2,642,782
Hua Eng Wire & Cable Company, Ltd.	885,000	211,579
Hua Nan Financial Holdings Company, Ltd.	3,904,362	2,264,746
Huaku Development Company, Ltd.	78,209	162,413
Huang Hsiang Construction Company	59,000	90,222
Hung Ching Development Company, Ltd.	203,000	80,675
Hung Poo Real Estate Development Corp.	15,000	10,815
Hung Sheng Construction Company, Ltd.	935,008	446,742
Hwa Fong Rubber Company, Ltd.	584,770	118,150
I-Chiun Precision Industry Company, Ltd.	33,000	14,971
I-Sheng Electric Wire & Cable Company, Ltd.	5,000	5,881
Ichia Technologies, Inc.	512,300	325,827
ICP Electronics, Inc.	43,000	60,739
Infortrend Technology, Inc.	90,000	76,083
Inotera Memories, Inc.	4,137,165	592,517
Inventec Company, Ltd.	4,479,609	1,537,055
Iteq Corpiteq Corp.	43,000	40,171
Jenn Feng New Energy Company, Ltd.	47,000	28,967
Jess-Link Products Company, Ltd.	63,000	55,786
Johnson Health Tech Company, Ltd.	26,650	46,427
Jui Li Enterprise Company, Ltd.	66,950	15,603
K Laser Technology, Inc.	193,214	65,732
Kang Na Hsiung Enterprise Company, Ltd.	241,000	113,841
Kaulin Manufacturing Company, Ltd.	234,490	171,942
KEE TAI Properties Company, Ltd.	624,973	293,212
Kenda Rubber Industrial Company, Ltd.	182,354	194,472
Kerry TJ Logistics Company, Ltd.	173,000	181,072
Kian Shen Corpkian Shen Corporation	9,000	12,356
Kindom Construction Company, Ltd.	561,000	273,449
King Slide Works Company, Ltd.	21,000	96,088
King Yuan Electronics Company, Ltd.	2,299,762	786,851
King's Town Bank	1,683,000	976,331
Kinik Company	41,000	51,938
Kinko Optical Company, Ltd.	56,648	60,763
Kinpo Electronics, Inc.	2,091,724	454,202

42

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Kinsus Interconnect Technology Corp.	140,000	$432,045
Kung Long Batteries Industrial Company, Ltd.	12,000	14,905
Kuoyang Construction Company, Ltd.	32,000	11,020
Kwong Fong Industries Corp.	653,100	191,396
KYE System Corp.	112,000	42,359
L&K Engineering Company, Ltd.	245,952	209,631
Lan Fa Textile Company, Ltd.	382,183	121,536
Largan Precision Company, Ltd.	41,000	675,413
LCY Chemical Corp.	153,000	215,754
Lead Data, Inc. (I)	428,173	39,327
Leader Electronics, Inc.	181,867	61,891
Leadtrend Technology Corp.	15,599	24,168
Lealea Enterprise Company, Ltd.	1,316,941	431,843
Ledtech Electronics Corp.	6,236	2,989
LEE CHI Enterprises Company, Ltd.	287,000	105,972
Lelon Electronics Corp.	162,000	71,660
Leofoo Development Company, Ltd.	370,197	214,396
LES Enphants Company, Ltd.	58,160	59,019
Li Peng Enterprise Company, Ltd.	638,950	169,285
Lian Hwa Food Corp.	141,110	170,713
Lien Hwa Industrial Corp.	955,784	562,016
Lingsen Precision Industries, Ltd.	562,101	269,787
LITE-On It Corp.	705,271	641,210
Lite-On Semiconductor Corp.	463,080	203,200
Lite-On Technology Corp.	4,240,167	4,653,341
Long Bon International Company, Ltd.	530,000	182,571
Long Chen Paper Company, Ltd.	730,476	208,882
Lotes Company, Ltd.	1,000	2,454
Lucky Cement Corp.	272,000	50,309
Lumax International Corp., Ltd.	50,450	111,516
Macronix International Company, Ltd.	4,896,694	2,025,144
Makalot Industrial Company, Ltd.	70,000	158,868
Marketech International Corp.	207,000	116,230
Masterlink Securities Corp.	1,915,780	641,992
Maxtek Technology Company, Ltd.	76,000	52,654
Mayer Steel Pipe Corp.	250,407	113,160
Maywufa Company, Ltd.	18,000	6,529
MediaTek, Inc.	210,000	1,996,154
Mega Financial Holding Company, Ltd.	9,142,920	6,210,102
Meiloon Industrial Company, Ltd.	299,231	105,576
Mercuries & Associates, Ltd.	532,006	523,902
Mercuries Data Systems, Ltd.	163,000	53,129
Merida Industry Company, Ltd.	91,000	205,516
Micro-Star International Company, Ltd.	1,832,488	701,605
Microelectronics Technology, Inc.	647,000	118,853
MIN AIK Technology Company, Ltd.	76,000	129,894
Mirle Automation Corp.	22,000	15,430
Mitac International Corp.	2,247,466	714,902
Mobiletron Electronics Company, Ltd.	67,000	36,316
Mosel Vitelic, Inc.	1,060,109	115,591
Mustek Systems, Inc.	40,151	3,260
Nak Sealing Technologies Corp.	19,000	29,049
Namchow Chemical Industrial Company, Ltd.	59,000	53,915
Nan Kang Rubber Tire Company, Ltd.	235,943	344,356
Nan Ya Plastics Corp.	751,000	1,394,022
Nan Ya Printed Circuit Board Corp.	70,930	164,135
Nantex Industry Company, Ltd.	310,071	254,200

43

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

National Petroleum Company, Ltd.	49,000	$51,536
New Asia Construction & Development Corp.	266,112	70,954
Nien Hsing Textile Company, Ltd.	562,205	375,614
Novatek Microelectronics Corp., Ltd.	219,000	551,977
Ocean Plastics Company, Ltd.	29,000	18,361
Optimax Technology Corp.	170,816	11,800
Opto Technology Corp.	223,000	84,651
Orient Semiconductor Electronics, Ltd. (I)	720,000	103,002
Oriental Union Chemical Corp.	226,000	288,096
Orise Technology Company, Ltd.	24,000	25,477
Pacific Construction Company, Ltd.	145,368	44,436
Pan-International Industrial	93,500	77,374
Paragon Technologies Company, Ltd.	116,000	114,837
Pegatron Corp.	987,321	1,048,364
Phihong Technology Company, Ltd.	78,416	101,660
Phytohealth Corp. (I)	49,000	49,943
Pihsiang Machinery Manufacturing Company, Ltd.	73,000	85,667
Plotech Company, Ltd.	146,000	75,707
Polytronics Technology Corp.	36,000	53,030
Pou Chen Corp.	4,233,448	3,206,551
Power Quotient International Company, Ltd.	131,000	41,412
Powercom Company Ltd.	72,760	33,658
Powertech Industrial Company, Ltd.	13,000	9,359
Powertech Technology, Inc.	256,000	583,892
President Chain Store Corp.	236,000	1,188,779
President Securities Corp.	1,539,077	747,831
Prince Housing & Development Corp.	618,030	336,429
Prodisc Technology, Inc.	540,000	3,026
Promate Electronic Company, Ltd.	222,000	130,284
Promise Technology, Inc.	15,000	7,303
Qisda Corp.	1,246,440	282,504
Quanta Computer, Inc.	309,000	621,226
Quintain Steel Company, Ltd.	427,750	85,885
Radiant Opto-Electronics Corp.	837,651	2,542,749
Radium Life Tech Company, Ltd.	87,425	63,805
Ralec Electronic Corp.	80,259	92,544
Realtek Semiconductor Corp.	100,210	150,290
Rechi Precision Company, Ltd.	364,620	291,708
Rexon Industrial Corp., Ltd.	291,000	44,356
Richtek Technology Corp.	76,000	311,333
Ritek Corp.	4,925,428	757,694
Ruentex Development Company, Ltd.	224,185	234,080
Ruentex Industries, Ltd.	135,811	226,035
Sampo Corp.	1,206,997	306,334
San Fang Chemical Industry Company, Ltd.	26,000	19,030
Sanyang Industrial Company, Ltd.	1,323,389	747,875
Sanyo Electric Taiwan Company, Ltd.	28,000	24,954
Sci Pharmtech, Inc.	10,759	18,234
Senao International Company, Ltd.	43,000	141,183
Sercomm Corp.	64,000	66,361
Sesoda Corp.	26,000	29,014
Shan-Loong Transportation Company, Ltd.	4,000	2,369
Sheng Yu Steel Company, Ltd.	188,000	116,802
Shenmao Technology, Inc.	40,000	45,759
Shih Wei Navigation Company, Ltd.	54,000	47,018
Shihlin Electric & Engineering Corp.	624,213	633,520
Shihlin Paper Corp. (I)	66,000	95,634

44

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Shin Hai Gas Corp.	2,000	$2,381
Shin Kong Financial Holding Company, Ltd.	11,255,017	3,104,595
Shin Shin Natural Gas Company	1,000	964
Shin Zu Shing Company, Ltd.	159,933	289,010
Shining Building Business Company, Ltd.	89,300	69,283
Shinkong Insurance Company, Ltd.	310,000	166,849
Shinkong Synthetic Fibers Corp.	2,705,287	738,216
Shinkong Textile Company, Ltd.	74,000	79,838
Shuttle, Inc.	229,985	66,788
Sigurd Microelectronics Corp.	541,887	355,821
Silicon Integrated Systems Corp.	1,181,000	402,847
Siliconware Precision Industries Company	200,628	920,883
Silitech Technology Corp.	51,280	134,685
Sinbon Electronics Company, Ltd.	291,000	185,311
Sincere Navigation Corp.	306,000	269,087
Sinkang Industries, Ltd.	121,380	38,699
Sinon Corp.	625,150	251,423
SinoPac Holdings Company, Ltd.	11,762,954	3,374,198
Sinphar Pharmaceutical Company, Ltd.	16,000	11,854
Sintek Photronic Corp.	100,000	28,814
Sinyi Realty Company	80,800	101,077
Siward Crystal Technology Company, Ltd.	217,301	64,949
Solelytex Industrial Corp. (I)	136,758	51,620
Solomon Technology Corp.	235,036	79,149
Sonix Technology Company, Ltd.	97,000	124,471
Southeast Cement Company, Ltd.	390,000	128,412
Spirox Corp.	172,369	74,101
Springsoft, Inc.	348,000	358,626
Standard Foods Corp.	90,000	317,977
Stark Technology, Inc.	164,000	139,893
Sunplus Technology Company, Ltd.	858,000	300,720
Sunspring Metal Corp.	17,000	15,551
Super Dragon Technology Company, Ltd.	15,766	14,176
Supreme Electronics Company, Ltd.	322,000	164,251
Sweeten Construction Company, Ltd.	109,286	54,720
Synnex Technology International Corp.	418,132	1,002,880
TA Chen Stainless Pipe	993,747	493,582
Ta Chong Bank Company, Ltd.	2,940,000	785,707
Ta Ya Electric Wire & Cable Company, Ltd.	993,406	251,928
TA-I Technology Company, Ltd.	109,061	60,327
Tah Hsin Industrial Company, Ltd.	125,000	113,029
Tai Roun Products Company, Ltd.	111,000	36,732
Taichung Commercial Bank	2,431,953	722,464
Tainan Enterprises Company, Ltd.	201,467	234,237
Tainan Spinning Company, Ltd.	2,084,390	702,091
Taishin Financial Holdings Company, Ltd.	9,767,308	3,654,540
Taisun Enterprise Company, Ltd.	409,734	196,248
Taita Chemical Company, Ltd.	460,084	174,277
Taiwan Acceptance Corp.	26,000	46,471
Taiwan Business Bank	5,186,251	1,585,502
Taiwan Cement Corp.	6,280,726	7,057,610
Taiwan Cogeneration Corp.	603,137	386,101
Taiwan Cooperative Financial Holding	7,311,706	4,447,334
Taiwan Fertilizer Company, Ltd.	227,000	541,954
Taiwan Fire & Marine Insurance Company	12,000	8,562
Taiwan Fu Hsing Industrial Company, Ltd.	233,000	132,426
Taiwan Glass Industrial Corp.	990,367	996,439

45

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Taiwan Hon Chuan Enterprise Company Ltd.	129,400	$233,529
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	896,002	352,133
Taiwan Life Insurance Company, Ltd.	116,100	64,163
Taiwan Mask Corp.	442,850	146,375
Taiwan Mobile Company, Ltd.	496,700	1,594,774
Taiwan Navigation Company, Ltd.	18,000	16,589
Taiwan Paiho, Ltd.	456,395	310,160
Taiwan Pulp & Paper Corp.	576,640	179,163
Taiwan Sakura Corp.	58,156	30,758
Taiwan Secom Company, Ltd.	143,000	271,081
Taiwan Semiconductor Manufacturing Company, Ltd.	2,965,000	7,466,655
Taiwan Sogo Shin Kong	372,000	327,691
Taiwan Styrene Monomer Corp.	1,000,479	223,804
Taiwan Tea Corp.	967,723	418,152
Taiyen Biotech Company, Ltd.	395,000	295,358
Tatung Company, Ltd.	4,056,766	1,142,205
Teapo Electronic Corp.	248,512	34,942
Teco Electric & Machinery Company, Ltd.	3,422,109	2,061,884
Tecom Company, Ltd.	41,000	2,800
Ten Ren Tea Company, Ltd.	33,000	46,300
Test Research, Inc.	44,000	46,735
Test-Rite International Company, Ltd.	112,000	76,862
Tex-Ray Industrial Company, Ltd.	90,000	25,599
The Ambassador Hotel	107,000	112,695
Thye Ming Industrial Company, Ltd.	8,000	7,786
TNC Industrial Corp., Ltd.	35,000	31,988
Ton Yi Industrial Corp.	1,459,500	675,117
Tong Hsing Electronic Industries, Ltd.	55,951	132,347
Tong Yang Industry Company, Ltd.	336,814	347,620
Tong-Tai Machine & Tool Company, Ltd.	64,800	57,157
Topco Scientific Company, Ltd.	212,894	294,376
Topoint Technology Company, Ltd.	173,208	107,713
Transcend Information, Inc.	71,000	162,953
Tripod Technology Corp.	158,770	363,483
Tsann Kuen Enterprise Company, Ltd.	54,220	115,653
TSRC Corp.	262,300	632,234
Ttet Union Corp.	47,000	74,467
Tung Ho Steel Enterprise Corp.	1,512,138	1,340,726
Tung Ho Textile Company, Ltd. (I)	247,000	99,600
Twinhead International Corp. (I)	224,000	26,931
TXC Corp.	103,659	122,413
TYC Brother Industrial Company, Ltd.	336,863	134,652
Tycoons Group Enterprise Company, Ltd.	594,536	112,261
TZE Shin International Company, Ltd.	233,248	78,288
U-Ming Marine Transport Corp.	137,000	200,596
U-Tech Media Corp.	301,000	48,933
Uni-President Enterprises Corp.	1,100,260	1,544,263
Unimicron Technology Corp.	296,855	326,678
Union Bank of Taiwan	1,256,642	398,588
Union Insurance Company, Ltd. (I)	85,000	39,351
Unitech Electronics Company, Ltd.	211,039	93,044
Unitech Printed Circuit Board Corp.	727,869	307,415
United Integrated Services Company, Ltd.	57,000	50,469
United Microelectronics Corp.	22,465,468	9,954,086
Unity Opto Technology Company, Ltd.	26,389	19,821
Universal Cement Corp.	834,808	389,232

46

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Universal Microelectronics Company, Ltd.	143,000	$34,500
Unizyx Holding Corp.	699,000	406,865
UPC Technology Corp.	1,110,357	564,343
USI Corp.	1,246,784	1,078,617
Ve Wong Corp.	218,450	144,960
Via Technologies, Inc.	305,000	202,099
Visual Photonics Epitaxy Company, Ltd.	123,000	137,234
Wah Lee Industrial Corp.	12,000	15,173
Walsin Lihwa Corp.	6,333,000	1,956,455
Walsin Technology Corp.	897,721	243,012
Walton Advanced Engineering, Inc.	383,661	127,208
Wan Hai Lines, Ltd.	468,216	201,491
WAN HWA Enterprise Company	3,000	1,267
Waterland Financial Holding Company	4,327,210	1,421,667
WEI Chih Steel Industrial Company, Ltd. (I)	255,000	41,288
Wei Chuan Food Corp.	227,000	238,712
Weikeng Industrial Company, Ltd.	270,900	185,465
Well Shin Technology Company, Ltd.	72,420	77,345
Wellypower Optronics Corp.	235,000	103,587
Weltrend Semiconductor, Inc.	55,000	26,378
Winbond Electronics Corp.	5,386,000	695,594
Wintek Corp.	2,021,661	1,489,017
Wistron Corp.	273,142	344,464
Wistron NeWeb Corp.	71,649	136,081
WPG Holdings Company, Ltd.	393,760	414,932
WT Microelectronics Company, Ltd.	186,372	236,539
WUS Printed Circuit Company, Ltd.	556,000	217,220
Yageo Corp.	3,968,000	1,164,806
Yang Ming Marine Transport Corp.	2,462,916	971,498
Yem Chio Company, Ltd.	134,252	108,466
Yeun Chyang Industrial Company, Ltd.	496,000	276,325
Yi Jinn Industrial Company, Ltd.	470,768	107,635
Yieh Phui Enterprise Company, Ltd.	1,950,482	645,480
Young Fast Optoelectronics Company, Ltd.	36,648	77,830
Young Optics, Inc.	31,000	68,458
Yuanta Financial Holdings Company, Ltd.	13,422,322	6,731,418
Yuen Foong Yu Paper Manufacturing Company, Ltd.	2,195,614	876,375
Yulon Motor Company, Ltd.	1,730,900	3,406,028
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	129,706
Yungshin Global Holding Corp.	76,000	105,189
Yungtay Engineering Company, Ltd.	608,000	925,558
Zenitron Corp.	256,000	157,038
Zig Sheng Industrial Company, Ltd.	599,468	237,105
Zinwell Corp.	120,000	141,061

Thailand 2.46%		52,668,037

A.J. Plast PCL (Foreign Shares)	93,200	44,412
Advanced Info Service PCL	459,891	2,100,517
Airports of Thailand PCL	159,700	224,790
Amata Corp. PCL	170,600	64,457
Asia Plus Securities PCL	1,679,600	109,379
Asian Property Development PCL	648,480	102,362
Bangchak Petroleum PCL	1,001,000	585,369
Bangkok Bank PCL (Foreign Shares)	1,083,805	5,631,061
Bangkok Chain Hospital PCL	514,800	111,170
Bangkok Dusit Medical Services PCL	355,400	866,771
Bangkok Expressway PCL	708,800	401,157

47

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Thailand (continued)

Bangkok Insurance PCL	8,050	$57,547
Bangkokland PCL	16,323,800	361,383
Bank of Ayudhya PCL	4,944,500	3,288,608
Banpu PCL	43,400	783,584
BEC World PCL	408,700	524,014
Bumrungrad Hospital PCL	198,100	303,359
Cal-Comp Electronics Thailand PCL	3,042,400	238,063
Central Pattana PCL	252,800	310,189
Central Plaza Hotel PCL	1,246,000	404,173
CH. Karnchang PCL	276,300	71,427
Charoen Pokphand Foods PCL	1,133,333	1,217,329
CP ALL PCL	694,900	1,136,052
Delta Electronics Thailand PCL	188,400	121,530
Dhipaya Insurance PCL	1,000	642
Diamond Building Products PCL	240,000	45,619
Dynasty Ceramic PCL	113,900	216,121
Eastern Water Resources Development & Management PCL	140,000	27,652
Electricity Generating PCL (Foreign Shares)	69,800	198,741
Esso Thailand PCL	2,335,900	677,842
G J Steel PCL	24,328,200	110,815
G Steel PCL	12,662,700	154,511
GFPT PCL	209,900	72,480
Glow Energy PCL	166,100	281,149
GMM Grammy PCL	22,200	12,885
Hana Microelectronics PCL	568,100	351,692
Hemaraj Land & Development PCL	1,499,300	109,008
Home Product Center PCL	1,322,786	432,865
IRPC PCL	14,785,900	1,895,382
Italian-Thai Development PCL	3,859,370	467,487
Jasmine International PCL	6,601,900	434,956
Kang Yong Electric PCL	2,800	16,302
Kasikornbank PCL (Foreign Shares)	316,400	1,229,403
KGI Securities Thailand PCL	1,053,600	68,063
Khon Kaen Sugar Industry PCL	260,700	103,489
Kiatnakin Finance PCL	530,400	524,339
Krung Thai Bank PCL	5,383,600	2,595,087
Krungthai Card PCL	126,000	44,959
Land & Houses PCL	782,400	152,764
Lanna Resources PCL	51,800	39,077
Loxley PCL	988,200	111,456
LPN Development PCL	291,000	110,513
Major Cineplex Group PCL	147,700	64,632
MBK PCL	86,100	242,309
MCOT PCL	100,600	87,682
MCS Steel PCL	59,800	17,695
Minor International PCL (Foreign Shares)	681,800	234,746
Padaeng Industry PCL	183,200	79,014
Polyplex PCL	275,000	135,789
Pranda Jewelry PCL	214,300	40,965
Precious Shipping PCL	882,400	447,003
President Rice Products PCL	24,000	28,803
Preuksa Real Estate PCL	336,300	117,852
PTT Exploration & Production PCL	519,098	2,643,951
PTT Global Chemical PCL (I)	1,348,892	2,834,534
PTT PCL, Foreign Shares	254,100	2,563,921
Quality House PCL	5,687,200	257,341

48

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Thailand (continued)

Ratchaburi Electricity Generating Holding PCL	170,300	$234,609
Regional Container Lines PCL	829,300	167,120
Robinson Department Store PCL	299,000	345,332
Saha-Union PCL	266,600	240,167
Sahaviriya Steel Industries PCL	13,343,880	285,437
Samart Corp. PCL	161,300	38,655
Samart Telcoms PCL	121,600	47,814
Sansiri PCL	6,263,132	245,140
SC Asset Corp. PCL	336,400	136,327
Seamico Securities PCL	462,835	19,101
Siam Cement PCL, NVDR	9,800	101,506
Siam City Cement PCL	44,500	355,178
Siam Commercial Bank PCL	384,131	1,370,126
Siam Makro PCL	57,400	426,398
Siamgas & Petrochemicals PCL	172,700	65,116
Sino Thai Engineering & Construction PCL	190,500	75,814
SNC Former PCL	31,600	22,766
Somboon Advance Technology PCL	38,846	25,833
Sri Trang Agro-Industry PCL	153,600	88,379
STP & I PCL	40,800	28,991
Supalai PCL	248,100	102,918
SVI PCL	169,300	18,333
Tata Steel Thailand PCL	7,517,600	195,400
Thai Airways International PCL	1,531,011	953,485
Thai Carbon Black PCL	174,100	134,846
Thai Central Chemical PCL	1,900	937
Thai Oil PCL	1,411,000	2,847,148
Thai Plastic & Chemical PCL	691,800	576,662
Thai Stanley Electric PCL	14,200	68,425
Thai Tap Water Supply PCL	562,900	95,360
Thai Union Frozen Products PCL	111,000	208,599
Thai Vegetable Oil PCL	142,400	76,751
Thai-German Ceramic PCL	93,000	15,551
Thaicom PCL	811,700	281,157
Thanachart Captial PCL	1,114,500	918,810
The Erawan Group PCL	130,800	10,205
Thoresen Thai Agencies PCL	608,670	366,217
Ticon Industrial Connection PCL	133,100	46,697
Tipco Asphalt PCL	16,600	28,664
Tisco Financial Group PCL	6,300	8,007
TMB Bank PCL	4,426,700	196,218
Total Access Communication PCL	204,500	528,992
TPI Polene PCL	1,778,440	881,174
True Corp. PCL	2,292,100	238,944
Vanachai Group PCL	1,124,200	155,594
Vinythai PCL	100,000	52,895

Turkey 1.67%		35,767,738

Adana Cimento Sanayi AS	183,047	62,404
Adana Cimento Sanayii Turk Anonim Sirketi AS, Class A	99,918	196,937
Advansa Sasa Polyester Sanayi AS	140,873	107,283
Akbank AS	213,128	754,833
Akcansa Cimento AS	113,818	456,354
Akenerji Elektrik Uretim AS	33,732	38,638
Akfen Holding AS (I)	8,395	36,965
Aksa Akrilik Kimya Sanayi AS	173,463	417,334
Aksigorta AS	290,218	242,539

49

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Turkey (continued)

Alarko Holding AS	153,884	$253,403
Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS	29,490	351,845
Anadolu Cam Sanayi AS	205,846	341,616
Anadolu Efes Biracilik Ve Malt Sanayii AS	31,084	377,842
Anadolu Hayat Emeklilik AS	12,974	20,442
Anadolu Isuzu Otomotiv Sanayi AS	7,282	35,500
Anadolu Sigorta AS	549,997	232,396
Arcelik AS	369,761	1,252,219
Aselsan Elektronik Sanayi Ve Ticaret AS	12,256	51,452
Ayen Enerji AS	28,702	20,614
Aygaz AS	201,651	1,001,707
Bagfas Bandirma Gubre Fabrik	767	71,618
Baticim Bati Anadolu Cimento Sanayii AS	21,536	69,128
BatiSoke Soke Cimento Sanayii TAS	24,824	17,409
BIM Birlesik Magazalar AS	27,811	789,366
Bolu Cimento Sanayii AS	137,486	109,905
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,924	191,191
Brisa Bridgestone Sabanci	473	37,215
Bursa Cimento Fabrikasi AS	3,200	7,813
Celebi Hava Servisi AS	3,510	38,006
Cemtas Celik Makina Sanayi Ticaret AS	81,516	59,060
Cimsa Cimento Sanayi VE Tica	101,177	432,700
Coca-Cola Icecek AS	8,244	96,597
Deva Holding AS	118,301	140,950
Dogan Gazetecilik AS	62,235	59,055
Dogan Sirketler Grubu Holdings	1,991,109	578,129
Dogus Otomotiv Servis ve Ticaret AS	171,307	307,954
Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret AS	739	1,216
Eczacibasi Yatirim Holding Ortakligi AS	7,623	18,797
EGE Seramik Sanayi ve Ticaret AS	103,309	90,231
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	368,380	403,799
Enka Insaat ve Sanayi AS	51,276	127,234
Eregli Demir ve Celik Fabrikalari TAS	939,943	1,760,340
Ford Otomotiv Sanayi AS	16,940	135,460
Gentas Genel Metal Sanayi ve Ticaret AS	146,068	122,358
Global Yatirim Holding AS	508,853	312,234
Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat AS	54,847	17,142
Goltas Goller Bolgesi Cimento Sanayi Ve Ticaret AS	400	11,731
Goodyear Lastikleri Turk AS	17,513	457,281
GSD Holding	559,767	184,750
Gubre Fabrikalari Tasgubre Fabrikalari TAS	3,016	20,558
Gunes Sigorta	31,526	30,415
Hurriyet Gazetecilik AS	330,788	132,351
Ihlas EV Aletleri AS	221,809	85,035
Ihlas Holding AS	1,466,441	634,816
Ipek Matbacilik Sanayi Ve Ticaret AS	23,316	32,607
Is Yatirim Menkul Degerler AS	46,989	36,626
Isiklar Yatirim Holding Asisiklar Ambalaj AS (I)	170,167	77,537
Izmir Demir Celik Sanayi AS	214,016	420,160
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (I)	418,488	249,922
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class B (I)	160,550	119,661
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D	996,031	426,585
Kartonsan Karton Sanayi ve Ticaret AS	472	49,281
KOC Holdings AS	636,195	2,203,135
Konya Cimento Sanayi AS	374	70,695
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret Anonim Sirketi AS	309,026	601,711
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	170,561	286,217

50

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Turkey (continued)

Mardin Cimento Sanayii Ve Ticaret AS	14,093	$47,851
Marshall Boya ve Vernik	860	20,607
Marti Otel Isletmeleri AS	94,906	37,962
Menderes Tekstil Sanayi ve Ticaret AS	198,717	103,457
Mutlu Aku ve Malzemeleri Sanayi AS	28,331	64,954
Net Holding AS	385,491	316,727
Net Turizm Ticaret ve Sanayi AS	231,636	87,578
Nortel Networks Netas Telekomunikasyon AS	6,266	432,899
Nuh Cimento Sanayi AS	3,729	23,396
Otokar Otomotiv Ve Savunma Sanayi AS	3,133	46,349
Park Elektrik Uretim Madencilik Sanayi Ve Ticaret AS	129,175	256,367
Parsan Makina Parcalari Sanayii AS	28,857	37,140
Petkim Petrokimya Holding AS	752,341	878,095
Pinar Entegre Et ve Un Sanayi AS	36,324	115,342
Pinar Sut Mamulleri Sanayii AS	40,679	347,434
Sanko Pazarlama Ithalat Ihracat AS	20,076	41,658
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	91,563	194,451
Sekerbank AS	633,233	333,221
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	205,924
Soda Sanayii AS	76,481	128,055
TAT Konserve Sanayii AS	5,149	6,488
Tav Havalimanlari Holding AS (I)	17,996	83,602
Tekfen Holding AS	207,445	677,761
Tekstil Bankasi AS	140,973	49,460
Tofas Turk Otomobil Fabrik AS	33,024	120,883
Trakya Cam Sanayi AS	400,320	585,761
Tupras Turkiye Petrol Rafinerileri AS	32,647	745,311
Turcas Petrolculuk AS	154,284	194,062
Turk Hava Yollari	977,052	1,285,151
Turk Sise ve Cam Fabrikalari AS	853,448	1,446,840
Turk Telekomunikasyon AS	171,343	705,860
Turk Traktor ve Ziraat Makineleri AS	5,860	100,379
Turkcell Iletisim Hizmetleri AS	11,396	57,209
Turkcell Iletisim Hizmetleri AS, ADR	45,008	567,101
Turkiye Garanti Bankasi AS	372,974	1,279,902
Turkiye Halk Bankasi AS	89,307	538,732
Turkiye Is Bankasi	612,613	1,269,543
Turkiye Sinai Kalkinma Bankasi AS	778,509	845,037
Turkiye Vakiflar Bankasi Tao	1,301,715	1,933,978
Ulker Gida Sanayi ve Ticaret AS	213,853	641,451
Usas Ucak Servisi AS	18,304	26,284
Vestel Beyaz Esya Sanayi ve Ticaret AS	121,350	122,421
Vestel Elektronik Sanayi ve Tracaret AS	159,179	158,696
Yapi Kredi Sigorta AS	1,021	7,302
Yapi ve Kredi Bankasi AS	118,580	199,590
Zorlu Enerji Elektrik Uretim AS	24,618	21,163

Ukraine 0.02%		382,352

Kernel Holding SA (I)	18,108	382,352

United Kingdom 0.00%		28,882

Evraz PLC (I)	4,794	28,882

51

Emerging Markets Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Preferred Securities 2.11%		$45,263,123

(Cost $44,906,284)

Brazil 2.08%		44,528,786

AES Tiete SA	31,052	423,276
Banco ABC Brasil SA	101,700	651,811
Banco Bradesco SA	131,500	2,154,641
Banco Cruzeiro do Sul SA	300	2,273
Banco Daycoval SA	101,100	480,803
Banco do Estado do Rio Grande do Sul SA	294,300	3,139,352
Banco Industrial e Comercial SA	148,373	578,444
Banco Panamericano SA	166,300	635,459
Banco Pine SA	48,400	324,389
Banco Sofisa SA	79,300	166,200
Bardella SA Industrias Mecanicas	916	43,309
Centrais Eletricas de Santa Catarina SA	1,300	23,407
Cia Energetica do Ceara	4,450	80,518
Companhia de Bebidas das Americas	149,200	4,983,372
Companhia de Bebidas das Americas, ADR	114,926	3,951,156
Companhia de Ferro Ligas Da Bahia	107,276	478,733
Companhia de Gas de Sao Paulo, A Shares	3,900	77,640
Companhia de Tecidos Norte de Minas SA	172,700	339,030
Companhia de Transmissao de Energia Eletrica Paulista	10,211	282,216
Companhia Energetica de Sao Paulo	48,438	844,019
Confab Industrial SA	522,015	1,091,170
Contax Participacoes SA	12,300	131,138
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	36,194	655,489
Eucatex SA Industria e Comercio	24,300	81,835
Forjas Taurus SA	30,314	24,642
Inepar SA Industria e Construcoes	122,505	182,232
Itau Unibanco Holding SA	66,300	1,169,558
Klabin SA	1,179,710	4,710,098
Lojas Americanas SA	170,500	1,423,701
Marcopolo SA	120,800	545,098
Parana Banco SA	21,100	112,597
Petroleo Brasileiro SA	357,356	4,357,398
Randon Participacoes SA	46,371	254,119
Sao Paulo Alpargatas SA	88,700	538,081
Saraiva SA Livreiros Editores	500	5,817
Suzano Papel e Celulose SA	410,153	1,623,964
Telemar Norte Leste SA	74,268	1,765,988
Uniao de Industrias Petroquimicas SA	1,223,810	203,027
Universo Online SA	86,900	925,537
Usinas Siderurgicas de Minas Gerais SA	853,500	4,889,684
Vale Fertilizantes SA	12,979	177,565

Chile 0.02%		612,109

Embotelladora Andina SA, Class B	43,682	194,839
Sociedad Quimica y Minera de Chile SA	7,394	417,270

Malaysia 0.01%		122,228

TA Global BHD (I)	1,466,040	122,228

52

Emerging Markets Fund
As of 11-30-11 (Unaudited)

		Shares	Value

Warrants 0.00%			$1

(Cost $0)

Xiwang Sugar Holdings Company, Ltd. (Expiration Date: 02/22/2012, Strike Price: HKD
2.55) (I)		133,170	1

Rights 0.02%			$385,734

(Cost $0)

Hyundai Securities Company (Expiration Date: 12/27/11, Strike Price: KRW 8,500.00) (I)		93,463	24,537
IdeiasNet SA (Expiration Date: 12/12/11, Strike Price: BRL 2.63) (I)		1,458	8
Jeonbuk Bank (Expiration Date: 12/14/2011, Strike Price: KRW 5,000.00) (I)		11,677	0
LG Electronics, Inc. (Expiration Date: 12/21/11, Strike Price: KRW 51,600.00) (I)		15,753	299,151
New World China Land, Ltd. (Expiration Date: 12/19/11, Strike Price: HKD 1.49) (I)		1,515,743	60,483
Zmico (Expiration Date: 12/29/11, Strike Price: THB 0.50) (I)		62,153	1,555

	Yield	Shares	Value

Securities Lending Collateral 6.59%			$140,898,705

(Cost $140,848,669)

John Hancock Collateral Investment Trust (W)	0.3328% (Y)	14,079,874	140,898,705

Total investments (Cost $2,285,532,406)† 106.32%			$2,274,084,399

Other assets and liabilities, net (6.32%)			($135,201,979)

Total net assets 100.00%		$2,138,882,420

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Currency abbreviations:
BRL	Brazilian Real
HKD	Hong Kong Dollar
KRW	Korean Won
THB	Thailand Baht
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At November 30, 2011, the aggregate cost of investment securities for federal income tax purposes was $2,292,747,945. Net unrealized depreciation aggregated $18,663,546, of which $313,361,252 related to appreciated investment securities and $332,024,798 related to depreciated investment securities.

53

Emerging Markets Fund
As of 11-30-11 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 11-30-11.

Financials	26.5%
Materials	14.9%
Energy	12.8%
Industrials	11.2%
Consumer Discretionary	9.9%
Consumer Staples	8.9%
Information Technology	8.9%
Telecommunication Services	4.0%
Utilities	2.3%
Health Care	1.3%
Short-Term Investments & Other	0.3%

54

John Hancock Fund Emerging Markets Fund
As of 11-30-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value At	Level 1	Obvservable	Unobvservable
	11-30-11	Quoted Price	Inpute	Inpute

Common Stocks
Brazil	$256,222,003	$256,222,003	—	—
Chile	38,914,196	38,914,196	—	—
China	204,953,810	32,605,122	$171,820,617	$528,071
Colombia	3,127,919	3,127,919	—	—
Czech Republic	6,650,133	—	6,650,133	—
Egypt	647,637	647,637	—	—
Hong Kong	119,054,955	27,285,478	91,286,496	482,981
Hungary	6,892,423	—	6,892,423	—
India	181,107,963	40,049,371	140,856,146	202,446
Indonesia	79,393,521	1,872,089	77,234,639	286,793
Israel	196,695	—	—	196,695
Luxembourg	927,366	—	927,366	—
Malaysia	85,464,977	—	85,442,759	22,218
Mexico	104,789,943	104,789,943	—	—
Netherlands	731,397	709,240	22,157	—
Peru	1,298,025	1,298,025	—	—
Philippines	23,984,138	—	23,984,138	—
Poland	33,814,527	—	33,814,527	—
Russia	77,388,418	21,504,736	55,883,682	—
South Africa	178,357,985	44,931,666	133,426,319	—
South Korea	332,368,221	47,109,775	284,494,566	763,880
Taiwan	262,403,575	10,602,092	251,798,457	3,026
Thailand	52,668,037	—	52,668,037	—
Turkey	35,767,738	567,101	35,200,637	—
Ukraine	382,352	—	382,352	—
United Kingdom	28,882	—	28,882	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value At	Level 1	Obvservable	Unobvservable
	11-30-11	Quoted Price	Inpute	Inpute

Preferred Securities
Brazil	$44,528,786	$44,528,786	—	—
Chile	612,109	612,109	—	—
Malaysia	122,228	—	$122,228	—
Warrants & Rights	385,735	8	385,727	—
Securities Lending Collateral	140,898,705	140,898,705	—	—

Total Investments in Securities	$2,274,084,399	$818,276,001	$1,453,322,290	$2,486,108

Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.

368Q1 11/11
1/12

John Hancock

MUTUAL FUNDS

John Hancock U.S. Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Common Stocks 94.07%		$1,390,041,437

(Cost $1,186,486,106)

Consumer Discretionary 6.82%		100,746,702

Auto Components 0.02%
The Goodyear Tire & Rubber Company (I)	8,200	114,718
Visteon Corp. (I)	2,000	111,900

Automobiles 0.10%
General Motors Company (I)	71,300	1,517,977

Distributors 0.17%
Genuine Parts Company (L)	40,800	2,386,800
Voxx International Corp. (I)	13,000	94,120

Diversified Consumer Services 0.29%
Apollo Group, Inc., Class A (I)	56,300	2,729,424
Career Education Corp. (I)	12,700	89,662
DeVry, Inc.	4,600	158,746
Education Management Corp. (I)(L)	10,900	242,852
H&R Block, Inc. (L)	41,300	649,649
ITT Educational Services, Inc. (I)(L)	1,720	94,531
Weight Watchers International, Inc.	5,800	340,866

Hotels, Restaurants & Leisure 2.23%
Buffalo Wild Wings, Inc. (I)(L)	1,800	116,064
Chipotle Mexican Grill, Inc. (I)(L)	350	112,546
Einstein Noah Restaurant Group, Inc.	8,800	121,088
McDonald's Corp.	319,300	30,499,536
Multimedia Games Holding Company, Inc. (I)(L)	20,500	151,700
Panera Bread Company, Class A (I)	5,340	765,649
Ruth's Hospitality Group, Inc. (I)(L)	17,700	87,792
Six Flags Entertainment Corp.	2,900	110,200
Starbucks Corp.	12,500	543,500
Wynn Resorts, Ltd.	3,740	450,894

Household Durables 0.10%
Garmin, Ltd. (L)	3,100	113,429
KB Home (L)	105,267	773,712
Mohawk Industries, Inc. (I)	4,000	218,240
NVR, Inc. (I)	210	140,669
Tempur-Pedic International, Inc. (I)	1,700	92,837
Tupperware Brands Corp.	1,700	99,042

Internet & Catalog Retail 0.18%
Amazon.com, Inc. (I)	6,140	1,180,661
Expedia, Inc. (L)	4,100	114,042
Liberty Media Corp. - Interactive, Series A (I)	39,100	635,766
priceline.com, Inc. (I)	1,640	796,860

Leisure Equipment & Products 0.01%
Johnson Outdoors, Inc. (I)	6,300	103,887

Media 0.53%
Arbitron, Inc.	2,700	101,547
CBS Corp., Class B	46,700	1,216,068
Charter Communications, Inc., Class A (I)	14,700	777,189
Clear Channel Outdoor Holdings, Inc., Class A (I)	18,300	206,973
DIRECTV, Class A (I)	7,500	354,150
DISH Network Corp.	30,400	746,928
Gannett Company, Inc. (L)	35,800	388,788

1

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

John Wiley & Sons, Inc., Class A	2,100	$101,010
Lamar Advertising Company, Class A (I)	4,800	116,592
News Corp., Class A	25,800	449,952
The McGraw-Hill Companies, Inc.	38,200	1,631,140
The Washington Post Company, Class B (L)	635	227,908
Time Warner, Inc.	21,900	762,558
Viacom, Inc., Class B	15,900	711,684

Multiline Retail 0.55%
Big Lots, Inc. (I)(L)	3,300	132,363
Dillard's, Inc., Class A	2,300	108,100
Dollar Tree, Inc. (I)	34,850	2,839,927
Family Dollar Stores, Inc.	24,500	1,455,790
J.C. Penney Company, Inc. (L)	13,800	442,152
Sears Holdings Corp. (I)(L)	14,000	844,620
Target Corp.	44,600	2,350,420

Specialty Retail 1.26%
Aaron's, Inc.	4,100	107,748
Abercrombie & Fitch Company, Class A	4,900	234,759
Advance Auto Parts, Inc.	22,100	1,529,762
Aeropostale, Inc. (I)(L)	10,200	158,202
AutoNation, Inc. (I)(L)	17,600	635,536
AutoZone, Inc. (I)	1,260	413,759
Best Buy Company, Inc.	46,100	1,248,849
Big 5 Sporting Goods Corp.	14,000	127,680
Build-A-Bear Workshop, Inc. (I)	20,600	164,594
Destination Maternity Corp.	6,400	93,760
GameStop Corp., Class A (I)	20,400	471,648
Group 1 Automotive, Inc. (L)	2,500	122,775
Guess?, Inc.	6,300	177,156
Jos A. Bank Clothiers, Inc. (I)	2,300	113,344
Lowe's Companies, Inc.	71,500	1,716,715
Penske Automotive Group, Inc. (L)	7,100	144,059
Rent-A-Center, Inc.	4,200	150,990
Ross Stores, Inc.	34,400	3,064,696
Sonic Automotive, Inc.	9,200	135,884
The Gap, Inc. (L)	24,900	465,381
Tiffany & Company	1,400	93,856
TJX Companies, Inc.	113,800	7,021,460
Tractor Supply Company	1,700	122,791
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,700	118,371

Textiles, Apparel & Luxury Goods 1.38%
Coach, Inc.	67,400	4,218,566
Deckers Outdoor Corp. (I)	1,550	168,865
Fossil, Inc. (I)	5,740	514,247
NIKE, Inc., Class B	131,300	12,628,434
Steven Madden, Ltd. (I)	3,750	133,725
VF Corp. (L)	19,640	2,723,872

Consumer Staples 22.73%		335,907,524

Beverages 5.48%
Brown Forman Corp., Class B	39,600	3,160,476
Coca-Cola Enterprises, Inc.	5,000	130,600
Hansen Natural Corp. (I)	32,500	2,996,500
PepsiCo, Inc.	469,170	30,026,880
The Coca-Cola Company	664,100	44,647,443

2

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Food & Staples Retailing 5.84%
Costco Wholesale Corp.	50,500	$4,307,650
CVS Caremark Corp.	94,600	3,674,264
Safeway, Inc. (L)	27,700	554,000
SUPERVALU, Inc. (L)	14,290	105,032
Sysco Corp. (L)	164,500	4,694,830
The Kroger Company	75,500	1,750,090
Wal-Mart Stores, Inc. (L)	1,030,729	60,709,938
Walgreen Company	303,400	10,230,648
Whole Foods Market, Inc.	4,600	313,260

Food Products 1.97%
Bunge, Ltd.	2,200	137,500
Campbell Soup Company (L)	62,900	2,050,540
ConAgra Foods, Inc.	5,300	133,878
Dean Foods Company (I)	14,000	142,240
Dole Food Company, Inc. (I)(L)	21,500	181,675
Flowers Foods, Inc. (L)	44,900	887,673
Fresh Del Monte Produce, Inc.	3,700	92,833
General Mills, Inc.	195,000	7,790,250
Green Mountain Coffee Roasters, Inc. (I)(L)	5,650	296,230
H.J. Heinz Company (L)	57,200	3,011,580
Hormel Foods Corp. (L)	70,700	2,128,777
Kellogg Company	87,500	4,301,500
Kraft Foods, Inc., Class A	21,600	780,840
McCormick & Company, Inc.	38,000	1,850,600
Ralcorp Holdings, Inc. (I)	3,700	300,884
Smithfield Foods, Inc. (I)	6,000	146,940
The Hershey Company	62,700	3,616,536
The J.M. Smucker Company	17,500	1,329,650

Household Products 5.16%
Church & Dwight Company, Inc.	41,100	1,818,675
Clorox Company	29,500	1,916,320
Colgate-Palmolive Company	144,500	13,221,750
Kimberly-Clark Corp.	100,400	7,175,588
Spectrum Brands Holdings, Inc. (I)	8,700	243,774
The Procter & Gamble Company	802,500	51,817,425

Personal Products 0.70%
Avon Products, Inc.	76,400	1,298,800
Herbalife, Ltd.	41,000	2,267,300
The Estee Lauder Companies, Inc., Class A	57,960	6,838,121

Tobacco 3.58%
Lorillard, Inc.	43,190	4,820,868
Philip Morris International, Inc.	542,149	41,333,440
Reynolds American, Inc.	156,600	6,555,276
Universal Corp. (L)	2,500	118,450

Energy 3.65%		53,990,541

Energy Equipment & Services 0.45%
Atwood Oceanics, Inc. (I)	3,100	127,100
Baker Hughes, Inc.	15,500	846,455
CARBO Ceramics, Inc. (L)	720	102,470
Gulfmark Offshore, Inc., Class A (I)	4,000	179,320
Halliburton Company	38,400	1,413,120
Helmerich & Payne, Inc.	4,200	239,232

3

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Energy (continued)

Nabors Industries, Ltd. (I)	5,000	$89,700
National Oilwell Varco, Inc.	17,500	1,254,750
Oil States International, Inc. (I)	3,100	233,275
Patterson-UTI Energy, Inc.	9,400	197,588
Schlumberger, Ltd.	23,038	1,735,453
Unit Corp. (I)	2,300	116,426
Weatherford International, Ltd. (I)	5,000	75,800

Oil, Gas & Consumable Fuels 3.20%
Anadarko Petroleum Corp.	14,000	1,137,780
Apache Corp.	12,448	1,237,829
Apco Oil and Gas International, Inc.	1,300	103,285
Cabot Oil & Gas Corp.	6,100	540,399
Chesapeake Energy Corp.	13,000	329,420
Chevron Corp.	112,860	11,604,265
Cobalt International Energy, Inc. (I)(L)	21,900	234,111
ConocoPhillips	104,400	7,445,808
CVR Energy, Inc. (I)	5,200	94,640
El Paso Corp.	14,100	352,641
Energy Partners, Ltd. (I)	8,800	121,616
EQT Corp.	6,900	427,869
Exxon Mobil Corp.	202,100	16,256,924
Golar LNG, Ltd.	3,100	135,160
Hess Corp.	6,740	405,883
HollyFrontier Corp.	15,700	365,025
Marathon Oil Corp.	57,200	1,599,312
Occidental Petroleum Corp.	12,029	1,189,668
Plains Exploration & Production Company (I)	7,100	252,618
Range Resources Corp.	7,900	566,509
SemGroup Corp., Class A (I)	7,300	205,495
SM Energy Company	1,500	119,235
Stone Energy Corp. (I)(L)	3,900	110,331
Sunoco, Inc.	2,600	100,906
Tesoro Corp. (I)	8,600	205,454
The Williams Companies, Inc.	24,300	784,404
Valero Energy Corp.	49,000	1,091,230
W&T Offshore, Inc.	4,700	94,094
Western Refining, Inc. (I)	12,800	152,192
World Fuel Services Corp.	2,700	115,749

Financials 1.39%		20,515,551

Capital Markets 0.06%
GAMCO Investors, Inc., Class A	2,400	113,304
Janus Capital Group, Inc. (L)	35,300	232,980
Safeguard Scientifics, Inc. (I)	7,500	126,375
The Goldman Sachs Group, Inc.	4,920	471,631

Commercial Banks 0.07%
Bancorp, Inc. (I)	13,400	107,200
CapitalSource, Inc.	22,100	142,545
Central Pacific Financial Corp. (I)	8,700	115,884
CIT Group, Inc. (I)	10,700	362,302
OmniAmerican Bancorp, Inc. (I)	8,300	122,840
State Bank Financial Corp. (I)	7,200	108,072
West Coast Bancorp (I)	6,300	102,375

Consumer Finance 0.26%
Advance America Cash Advance Centers, Inc.	12,300	104,796

4

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Financials (continued)

American Express Company	21,200	$1,018,448
Capital One Financial Corp.	16,700	745,822
Cash America International, Inc.	2,500	124,275
Credit Acceptance Corp. (I)(L)	2,000	164,020
Discover Financial Services	23,500	559,770
EZCORP, Inc., Class A (I)	4,700	136,723
First Cash Financial Services, Inc. (I)(L)	3,400	123,420
SLM Corp.	54,700	704,536
World Acceptance Corp. (I)	2,300	157,826

Diversified Financial Services 0.22%
Bank of America Corp.	217,077	1,180,899
Citigroup, Inc.	18,900	519,372
JPMorgan Chase & Company	24,000	743,280
Leucadia National Corp.	10,500	245,910
Marlin Business Services Corp.	9,000	117,000
Moody's Corp. (L)	12,400	430,404

Insurance 0.64%
Allied World Assurance Company Holdings, Ltd.	2,300	136,827
American Financial Group, Inc.	3,100	111,600
American International Group, Inc. (I)(L)	17,800	414,918
Amtrust Financial Services, Inc. (L)	4,200	111,342
AON Corp.	12,500	574,625
Arch Capital Group, Ltd. (I)	2,960	111,799
Aspen Insurance Holdings, Ltd.	4,200	111,384
Assurant, Inc.	26,000	1,020,240
Axis Capital Holdings, Ltd.	6,400	204,352
Chubb Corp.	4,500	303,480
CNO Financial Group, Inc. (I)	50,500	319,160
Employers Holdings, Inc.	13,700	237,969
Endurance Specialty Holdings, Ltd.	2,600	94,042
Enstar Group, Ltd. (I)	1,300	131,443
Genworth Financial, Inc., Class A (I)	24,000	158,160
Hartford Financial Services Group, Inc.	32,300	573,648
Hilltop Holdings, Inc. (I)	21,700	183,799
Kemper Corp.	3,800	104,690
MBIA, Inc. (I)(L)	14,100	136,770
Old Republic International Corp.	14,200	116,724
PartnerRe, Ltd.	3,500	230,020
Presidential Life Corp.	9,900	101,178
Prudential Financial, Inc.	17,600	891,264
Reinsurance Group of America, Inc.	1,800	92,700
RenaissanceRe Holdings, Ltd.	1,800	132,192
Symetra Financial Corp.	20,700	195,408
The Travelers Companies, Inc.	40,900	2,300,625
Transatlantic Holdings, Inc.	1,600	87,424
Validus Holdings, Ltd.	8,200	246,738

Real Estate Investment Trusts 0.07%
Annaly Capital Management, Inc. (L)	26,400	424,248
Getty Realty Corp. (L)	7,200	115,200
One Liberty Properties, Inc.	6,200	100,874
Pennymac Mortgage Investment Trust	9,500	153,140
Winthrop Realty Trust	19,400	181,196

Real Estate Management & Development 0.03%
Forest City Enterprises, Inc., Class A (I)	15,700	190,598
Tejon Ranch Company (I)	4,300	106,081

5

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Financials (continued)

The St. Joe Company (I)(L)	13,000	$186,940

Thrifts & Mortgage Finance 0.04%
Capitol Federal Financial, Inc.	9,200	104,144
Fox Chase Bancorp, Inc.	10,000	127,100
Franklin Financial Corp./VA (I)	8,800	96,272
Hudson City Bancorp, Inc. (L)	16,500	92,235
Oritani Financial Corp.	9,300	120,993

Health Care 27.60%		407,769,740

Biotechnology 2.53%
Alexion Pharmaceuticals, Inc. (I)	2,000	137,320
Amgen, Inc.	327,900	18,988,689
AVEO Pharmaceuticals, Inc. (I)	7,100	119,990
Biogen Idec, Inc. (I)	57,730	6,636,064
Cepheid, Inc. (I)	2,600	89,180
Cubist Pharmaceuticals, Inc. (I)(L)	3,000	115,710
Enzon Pharmaceuticals, Inc. (I)(L)	22,300	157,661
Gilead Sciences, Inc. (I)	247,200	9,850,920
Idenix Pharmaceuticals, Inc. (I)	17,900	136,040
Opko Health, Inc. (I)(L)	25,300	125,488
PDL BioPharma, Inc. (L)	18,700	119,680
Pharmasset, Inc. (I)	1,500	196,485
Regeneron Pharmaceuticals, Inc. (I)	2,000	118,840
Theravance, Inc. (I)(L)	5,300	123,702
United Therapeutics Corp. (I)(L)	4,320	176,731
Vertex Pharmaceuticals, Inc. (I)	7,200	208,728

Health Care Equipment & Supplies 4.22%
Alere, Inc. (I)	55,310	1,293,701
Baxter International, Inc.	188,800	9,753,408
Becton, Dickinson & Company	67,100	4,950,638
Boston Scientific Corp. (I)	38,800	228,920
C.R. Bard, Inc.	25,660	2,237,295
CareFusion Corp. (I)	13,300	329,574
Covidien PLC	32,000	1,457,600
DENTSPLY International, Inc. (L)	39,100	1,411,901
Edwards Lifesciences Corp. (I)	28,680	1,893,740
Gen-Probe, Inc. (I)	13,400	844,066
IDEXX Laboratories, Inc. (I)(L)	19,700	1,481,243
Intuitive Surgical, Inc. (I)	11,110	4,824,073
MAKO Surgical Corp. (I)(L)	3,600	103,680
Medtronic, Inc.	394,200	14,360,706
Palomar Medical Technologies, Inc. (I)	19,900	164,374
ResMed, Inc. (I)(L)	44,200	1,151,410
St. Jude Medical, Inc.	96,800	3,720,992
Stryker Corp.	118,100	5,766,823
Syneron Medical, Ltd., ADR (I)	10,700	115,560
The Cooper Companies, Inc.	3,300	202,158
Varian Medical Systems, Inc. (I)(L)	33,600	2,090,928
Wright Medical Group, Inc. (I)	6,600	96,888
Zimmer Holdings, Inc. (I)	74,800	3,781,140

Health Care Providers & Services 3.38%
Accretive Health, Inc. (I)(L)	3,900	90,012
Aetna, Inc.	54,400	2,275,008
AMERIGROUP Corp. (I)(L)	3,200	182,944
AmerisourceBergen Corp.	41,300	1,534,295

6

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Health Care (continued)

Cardinal Health, Inc.	42,600	$1,808,796
Centene Corp. (I)	4,200	162,582
CIGNA Corp.	16,900	747,487
Coventry Health Care, Inc. (I)	29,500	942,230
Express Scripts, Inc. (I)	155,910	7,117,292
Health Net, Inc. (I)	3,400	105,876
Healthspring, Inc. (I)	9,900	540,738
Henry Schein, Inc. (I)	26,500	1,705,010
Humana, Inc.	26,600	2,358,888
Laboratory Corp. of America Holdings (I)	26,900	2,305,868
Lincare Holdings, Inc. (L)	33,727	799,330
McKesson Corp.	24,400	1,983,964
Mednax, Inc. (I)	14,700	990,780
Omnicare, Inc.	3,600	117,396
Patterson Companies, Inc.	33,400	1,007,678
Quest Diagnostics, Inc.	43,900	2,575,174
Triple-S Management Corp., Class B (I)	16,382	319,121
UnitedHealth Group, Inc.	325,246	15,862,247
Universal American Corp.	9,400	123,422
WellCare Health Plans, Inc. (I)	4,300	251,335
WellPoint, Inc.	57,600	4,063,680

Health Care Technology 0.24%
Cerner Corp. (I)(L)	49,920	3,044,122
Quality Systems, Inc.	14,500	512,575

Life Sciences Tools & Services 0.43%
Agilent Technologies, Inc. (I)	9,100	341,250
Covance, Inc. (I)	10,200	468,282
Furiex Pharmaceuticals, Inc. (I)	16,000	288,000
Mettler-Toledo International, Inc. (I)	8,200	1,310,360
Pharmaceutical Product Development, Inc.	26,200	870,102
Techne Corp.	10,300	695,147
Thermo Fisher Scientific, Inc. (I)	6,700	316,575
Waters Corp. (I)	26,200	2,096,000

Pharmaceuticals 16.80%
Abbott Laboratories	600,300	32,746,365
Allergan, Inc.	92,800	7,769,216
Bristol-Myers Squibb Company	552,600	18,081,072
Eli Lilly & Company	508,100	19,231,585
Endo Pharmaceuticals Holdings, Inc. (I)	42,500	1,454,775
Forest Laboratories, Inc. (I)	116,800	3,499,328
Jazz Pharmaceuticals, Inc. (I)	2,400	95,088
Johnson & Johnson	814,900	52,740,328
Merck & Company, Inc.	1,287,593	46,031,450
Perrigo Company	1,100	107,690
Pfizer, Inc.	3,218,312	64,591,522
Viropharma, Inc. (I)(L)	6,500	156,065
Warner Chilcott PLC, Class A (I)	83,837	1,317,918
Watson Pharmaceuticals, Inc. (I)	7,300	471,726

Industrials 4.03%		59,534,433

Aerospace & Defense 1.23%
Alliant Techsystems, Inc.	3,600	211,824
Exelis, Inc.	17,900	160,026
GenCorp, Inc. (I)(L)	21,900	119,136
General Dynamics Corp.	59,000	3,897,540

7

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Industrials (continued)

GeoEye, Inc. (I)	10,851	$206,060
Huntington Ingalls Industries, Inc. (I)	3,400	107,950
L-3 Communications Holdings, Inc.	12,800	848,640
Northrop Grumman Corp.	15,600	890,292
Precision Castparts Corp.	5,020	827,045
Raytheon Company	14,000	637,980
Rockwell Collins, Inc.	18,600	1,021,140
Spirit Aerosystems Holdings, Inc., Class A (I)	12,900	251,679
United Technologies Corp.	118,300	9,061,780

Air Freight & Logistics 0.28%
C.H. Robinson Worldwide, Inc. (L)	45,600	3,124,056
Expeditors International of Washington, Inc.	22,400	974,624

Airlines 0.01%
Republic Airways Holdings, Inc. (I)	23,900	91,537

Commercial Services & Supplies 0.33%
Clean Harbors, Inc. (I)	2,000	119,940
Copart, Inc. (I)	17,500	786,275
Deluxe Corp.	4,900	112,014
Iron Mountain, Inc.	3,300	100,221
M&F Worldwide Corp. (I)	3,500	87,290
Pitney Bowes, Inc. (L)	21,900	407,997
R.R. Donnelley & Sons Company	23,900	358,978
Rollins, Inc.	44,350	984,570
Stericycle, Inc. (I)(L)	24,400	1,976,888

Construction & Engineering 0.02%
Granite Construction, Inc. (L)	9,600	239,040
MasTec, Inc. (I)	4,700	75,247

Electrical Equipment 0.03%
Polypore International, Inc. (I)	3,900	191,295
Rockwell Automation, Inc.	3,000	225,090

Industrial Conglomerates 1.46%
3M Company	202,800	16,434,912
Danaher Corp.	93,900	4,542,882
Tyco International, Ltd.	13,200	633,072

Machinery 0.18%
Caterpillar, Inc.	8,180	800,658
Harsco Corp.	9,300	191,952
ITT Corp	8,950	180,522
John Bean Technologies Corp.	5,800	95,468
Joy Global, Inc. (L)	5,220	476,482
Miller Industries, Inc.	7,000	112,630
Oshkosh Corp. (I)	9,600	196,992
RBC Bearings, Inc. (I)	3,100	130,975
Xylem, Inc.	17,900	427,810

Professional Services 0.13%
Dun & Bradstreet Corp.	9,600	670,752
IHS, Inc., Class A (I)(L)	11,800	1,042,884
Resources Connection, Inc.	10,000	107,000
Verisk Analytics, Inc., Class A (I)	3,900	153,192

Road & Rail 0.04%
Arkansas Best Corp.	11,100	212,232
Hertz Global Holdings, Inc. (I)	18,800	212,628

8

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Industrials (continued)

Ryder Systems, Inc.	2,200	$115,016

Trading Companies & Distributors 0.32%
Aircastle, Ltd.	8,500	98,770
Fastenal Company (L)	67,400	2,807,210
W.W. Grainger, Inc. (L)	9,600	1,794,240

Information Technology 25.97%		383,790,866

Communications Equipment 2.28%
Brocade Communications Systems, Inc. (I)	16,500	88,770
Cisco Systems, Inc.	309,417	5,767,533
Harris Corp. (L)	9,700	345,320
Qualcomm, Inc.	490,998	26,906,690
Sycamore Networks, Inc.	11,700	231,660
Symmetricom, Inc. (I)	41,400	213,210
Viasat, Inc. (I)(L)	3,200	151,424

Computers & Peripherals 2.45%
Apple, Inc. (I)	53,990	20,634,978
Dell, Inc. (I)	167,615	2,641,612
Hewlett-Packard Company	353,200	9,871,940
Lexmark International, Inc., Class A	3,400	113,764
NCR Corp. (I)	7,300	127,677
Seagate Technology PLC	48,900	836,190
Western Digital Corp. (I)	68,367	1,987,429

Electronic Equipment, Instruments & Components 0.20%
Arrow Electronics, Inc. (I)	12,500	457,000
Avnet, Inc. (I)	3,100	92,349
Dolby Laboratories, Inc., Class A (I)(L)	17,600	579,392
FLIR Systems, Inc.	19,800	531,828
Ingram Micro, Inc., Class A (I)	25,600	461,056
IPG Photonics Corp. (I)	4,200	160,986
Richardson Electronics, Ltd.	8,100	100,197
SYNNEX Corp. (I)(L)	3,300	96,855
Tech Data Corp. (I)	7,300	359,379
Vishay Intertechnology, Inc. (I)	16,100	159,229

Internet Software & Services 4.84%
AOL, Inc. (I)(L)	8,400	120,456
Earthlink, Inc.	22,500	141,750
eBay, Inc. (I)	289,700	8,572,223
Google, Inc., Class A (I)	104,100	62,396,499
IAC/InterActiveCorp	2,500	104,700
Rackspace Hosting, Inc. (I)	2,500	108,450

IT Services 6.55%
Accenture PLC, Class A	220,200	12,756,186
Alliance Data Systems Corp. (I)	3,620	370,724
Amdocs, Ltd. (I)	61,800	1,745,232
Automatic Data Processing, Inc.	113,200	5,783,388
Broadridge Financial Solutions, Inc.	4,500	101,565
CACI International, Inc., Class A (I)	2,100	118,398
Cognizant Technology Solutions Corp., Class A (I)	72,200	4,862,670
Computer Sciences Corp.	13,200	322,476
Fiserv, Inc. (I)	5,600	322,896
Global Payments, Inc.	22,300	986,329
International Business Machines Corp.	316,244	59,453,872
Jack Henry & Associates, Inc.	27,600	916,596

9

U.S. Equity Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Information Technology (continued)

Lender Processing Services, Inc.	11,500	$218,040
MasterCard, Inc., Class A	7,290	2,730,470
NeuStar, Inc., Class A (I)	4,300	145,082
Paychex, Inc.	100,100	2,913,911
SAIC, Inc. (I)	17,600	212,080
Syntel, Inc.	2,100	100,464
Teradata Corp. (I)	7,100	385,033
Total Systems Services, Inc.	42,100	843,684
VeriFone Systems, Inc. (I)	2,700	118,395
Visa, Inc., Class A	13,600	1,318,792

Semiconductors & Semiconductor Equipment 0.36%
Altera Corp.	7,500	282,525
Atmel Corp. (I)	20,000	177,400
Fairchild Semiconductor International, Inc. (I)	14,900	192,955
LSI Corp. (I)	34,600	194,452
NVIDIA Corp. (I)	7,700	120,351
ON Semiconductor Corp. (I)	17,900	134,787
Texas Instruments, Inc.	142,000	4,274,200

Software 9.29%
Adobe Systems, Inc. (I)(L)	69,400	1,902,948
ANSYS, Inc. (I)	20,800	1,288,976
Ariba, Inc. (I)	4,300	130,505
BMC Software, Inc. (I)	50,100	1,786,566
Citrix Systems, Inc. (I)	37,600	2,684,264
FactSet Research Systems, Inc. (L)	13,570	1,265,131
Fortinet, Inc. (I)	5,200	124,748
Informatica Corp. (I)	35,900	1,613,885
Intuit, Inc.	83,600	4,450,864
MICROS Systems, Inc. (I)	24,700	1,165,099
Microsoft Corp.	2,567,985	65,689,056
MicroStrategy, Inc., Class A (I)	890	109,586
Oracle Corp.	1,707,847	53,541,003
Seachange International, Inc. (I)(L)	12,600	100,926
Symantec Corp. (I)	82,600	1,350,510
TIBCO Software, Inc. (I)	4,500	123,300

Materials 0.64%		9,455,212

Chemicals 0.50%
Celanese Corp., Series A	7,900	367,271
Eastman Chemical Company	4,480	177,498
Ecolab, Inc. (L)	52,800	3,010,656
Huntsman Corp.	18,600	203,298
LyondellBasell Industries NV, Class A	20,800	679,536
Monsanto Company	9,040	663,988
Rockwood Holdings, Inc. (I)	4,800	213,888
Sigma-Aldrich Corp. (L)	20,000	1,296,200
The Dow Chemical Company	22,700	629,012
Valhi, Inc.	1,900	118,750

Construction Materials 0.01%
Vulcan Materials Company (L)	6,200	201,128

Metals & Mining 0.10%
Alcoa, Inc. (L)	33,700	337,674
Cliffs Natural Resources, Inc.	3,300	223,773
Freeport-McMoRan Copper & Gold, Inc.	20,300	803,880

10

U.S. Equity Fund
As of 11-30-11 (Unaudited)

		Shares	Value

Materials (continued)

Kaiser Aluminum Corp. (L)		2,300	$107,180

Paper & Forest Products 0.03%
Schweitzer-Mauduit International, Inc. (L)		5,918	421,480

Telecommunication Services 1.11%			16,362,500

Diversified Telecommunication Services 1.03%
AT&T, Inc.		212,005	6,143,905
CenturyLink, Inc.		14,593	547,529
Level 3 Communications, Inc. (I)		13,100	269,991
Verizon Communications, Inc.		220,300	8,311,919

Wireless Telecommunication Services 0.08%
Crown Castle International Corp. (I)		8,200	347,024
Sprint Nextel Corp. (I)(L)		176,900	477,630
Telephone & Data Systems, Inc. (L)		9,800	264,502

Utilities 0.13%			1,968,368

Electric Utilities 0.07%
Exelon Corp.		7,900	350,049
FirstEnergy Corp.		10,900	484,723
PNM Resources, Inc.		7,600	145,236

Gas Utilities 0.03%
ONEOK, Inc.		4,900	407,484

Independent Power Producers & Energy Traders 0.01%
Calpine Corp. (I)		7,400	111,296
NRG Energy, Inc. (I)		5,500	108,240

Multi-Utilities 0.02%
Dominion Resources, Inc.		7,000	361,340

Investment Companies 0.39%			$5,711,397

(Cost $5,426,136)

Financials 0.39%			5,711,397

SPDR S&P 500 ETF Trust (L)		45,651	5,711,397

	Yield	Shares	Value

Securities Lending Collateral 2.79%			$41,302,915

(Cost $41,291,165)

John Hancock Collateral Investment Trust (W)	0.3328%(Y)	4,127,361	41,302,915

Short-Term Investments 5.18%			$76,571,536

(Cost $76,571,536)

Money Market Funds 5.18%			76,571,536

State Street Institutional Treasury Money Market Fund	0.0000% (Y)	76,571,536	76,571,536

11

U.S. Equity Fund
As of 11-30-11 (Unaudited)

Total investments (Cost $1,309,774,943)† 102.43%	$1,513,627,285

Other assets and liabilities, net (2.43%)	($35,913,729)

Total net assets 100.00%	$1,477,713,556

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,346,785,218. Net unrealized appreciation aggregated $166,842,067, of which $178,587,930 related to appreciated investment securities and $11,745,863 related to depreciated investment securities.

12

Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011 all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1 assets, Level 2, or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended November 30, 2011, the Fund used futures contracts as a substitute for securities purchased. The following table summarizes the contracts held at November 30, 2011. During the period ended November 30, 2011, the Fund held futures contracts with absolute notional values ranging up to $3.4 million as measured at each quarter end.

	Number of		Expiration		Unrealized
Open Contracts	Contracts	Position	Date	Value	Appreciation

S&P 500 E-Mini Index Futures	55	Long	Dec 2011	$3,426,500	$86,051

Fair value of derivative instruments by risk category

13

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

Risk	Statement of assets	Financial	Asset Derivatives
	and liabilities location	instruments location	Fair Value

Equity contracts	Receivable/payable for	Futures†	$86,051
	futures

† Reflects cumulative appreciation/depreciation on futures.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.

390Q1 11/11
1/12

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.20%
U.S. Government - 13.80%
U.S. Treasury Bonds
1.500%, 08/31/2018		$9,000,000	$9,013,356
3.750%, 08/15/2041		10,070,000	11,454,625
4.375%, 05/15/2041		15,130,000	19,085,073
U.S. Treasury Notes
0.375%, 06/30/2013		7,000,000	7,016,135
0.750%, 09/15/2013		15,000,000	15,132,420
1.000%, 08/31/2016		6,145,000	6,173,808
1.500%, 07/31/2016		2,740,000	2,817,704
1.750%, 10/31/2018		6,600,000	6,701,059
2.000%, 11/15/2021		29,615,000	29,402,127
2.125%, 08/15/2021		43,415,000	43,672,798
2.250%, 07/31/2018		6,000,000	6,304,686
2.375%, 05/31/2018		3,700,000	3,922,289
2.625%, 11/15/2020		500,000	528,867
3.125%, 05/15/2021		7,870,000	8,630,565
U.S. Treasury Strips, PO
2.911%, 11/15/2030		4,715,000	2,618,725

			172,474,237
U.S. Government Agency - 27.40%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2041		5,408,380	5,892,667
6.500%, 06/01/2037 to 02/01/2038		2,103,536	2,319,066
Federal National Mortgage Association
2.139%, 05/01/2035 (P)		871,282	913,252
2.305%, 01/01/2036 (P)		573,948	604,243
2.435%, 04/01/2036 (P)		314,654	325,558
2.496%, 07/01/2033 (P)		1,056	1,114
3.500%, TBA		5,000,000	5,096,633
4.000%, TBA		48,025,000	50,067,367
4.000%, 06/01/2024 to 11/01/2041		34,093,758	35,672,406
4.375%, 03/15/2013		20,000	21,047
4.500%, TBA		46,500,000	49,156,843
4.500%, 07/01/2041		9,031,991	9,580,505
5.000%, TBA		11,000,000	11,821,701
5.000%, 05/01/2018 to 04/01/2041		50,829,086	54,640,755
5.500%, 02/01/2018 to 03/01/2039		67,669,229	73,608,005
6.000%, 09/01/2022 to 05/01/2037		19,966,483	21,995,678
6.250%, 05/15/2029		157,000	217,213
6.500%, 02/01/2036 to 06/01/2039		11,277,122	12,495,661
7.000%, 12/01/2012 to 06/01/2032		17,535	19,405
7.500%, 09/01/2029 to 08/01/2031		2,786	3,192
Government National
Mortgage Association
4.000%, TBA		7,500,000	7,996,673
5.000%, 04/15/2035		49,493	54,631
5.500%, 03/15/2035		47,079	52,756
6.000%, 03/15/2033 to 06/15/2033		20,390	22,974
6.500%, 09/15/2028 to 08/15/2031		4,135	4,697
7.000%, 04/15/2029		1,650	1,870
8.000%, 10/15/2026		1,688	1,963

			342,587,875

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $507,135,273)			$515,062,112

FOREIGN GOVERNMENT
OBLIGATIONS - 0.01%
Argentina - 0.01%
Republic of Argentina
Zero Coupon 12/15/2035 (B)(Z)	ARS	393,449	14,227
1.180%, 12/31/2038 (P)		177,218	18,628

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
5.830%, 12/31/2033 (P)	ARS	72,870	$20,851

			53,706
Honduras - 0.00%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	12,677
Japan - 0.00%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	18,030
Mexico - 0.00%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	32,932
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,907
9.375%, 04/01/2029		1,000	1,572

			10,479

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $131,315)			$127,824

CORPORATE BONDS - 37.28%
Consumer Discretionary - 4.37%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		935,000	881,220
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,165,000	1,127,138
8.750%, 06/01/2019		365,000	368,650
American Standard Americas
10.750%, 01/15/2016 (S)		180,000	118,800
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)(D)	BRL	605,000	337,905
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (S)		$1,640,000	1,578,500
Cablevision Systems Corp.
8.625%, 09/15/2017		320,000	334,400
CBS Corp. 7.875%, 07/30/2030		1,455,000	1,816,776
CCH II LLC 13.500%, 11/30/2016		1,033,588	1,191,210
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		1,215,000	1,139,063
CCO Holdings LLC 8.125%, 04/30/2020		325,000	342,875
Cinemark USA, Inc.
7.375%, 06/15/2021		470,000	468,825
8.625%, 06/15/2019		420,000	451,500
Comcast Corp. 6.550%, 07/01/2039		1,000,000	1,157,061
COX Communications, Inc.
4.625%, 06/01/2013		340,000	355,853
5.450%, 12/15/2014		218,000	241,575
CSC Holdings, Inc. 7.875%, 02/15/2018		890,000	970,100
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	971,847
DIRECTV Holdings LLC
6.350%, 03/15/2040		655,000	713,110
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		680,000	642,600
Exide Technologies 8.625%, 02/01/2018		1,145,000	916,000
Expedia, Inc. 5.950%, 08/15/2020		1,160,000	1,149,809
Ford Motor Credit Company LLC
5.000%, 05/15/2018		1,095,000	1,076,058
5.875%, 08/02/2021		1,095,000	1,118,771

1

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Greektown Superholdings, Inc.
13.000%, 07/01/2015	$1,115,000	$1,142,875
Grupo Televisa SAB 6.625%, 01/15/2040	755,000	814,010
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	395,000	426,855
Hillman Group, Inc.
10.875%, 06/01/2018	380,000	383,800
10.875%, 06/01/2018 (S)	350,000	353,500
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	680,000	690,220
6.000%, 05/05/2015 (S)	890,000	956,107
Hyva Global BV 8.625%, 03/24/2016 (S)	725,000	623,500
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,165,000	1,095,100
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/2019 (S)	785,000	785,000
Kia Motors Corp. 3.625%, 06/14/2016 (S)	765,000	746,544
Landry’s Acquisition Company
11.625%, 12/01/2015 (S)	365,000	376,863
Levi Strauss & Company
7.625%, 05/15/2020 (L)	1,310,000	1,313,275
Limited Brands, Inc. 6.625%, 04/01/2021	825,000	860,063
Little Traverse Bay Bands of Odawa
Indians 9.000%, 08/31/2020 (S)	771,000	639,930
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,411
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	555,000	280,275
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,170
7.750%, 12/01/2045	9,000	10,405
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,795,000	1,910,298
6.400%, 12/15/2035	375,000	402,794
6.650%, 11/15/2037	865,000	945,343
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)	540,000	527,850
Regal Cinemas Corp. 8.625%, 07/15/2019	270,000	285,525
Regal Entertainment Group
9.125%, 08/15/2018	275,000	287,375
ROC Finance LLC
12.125%, 09/01/2018 (S)	955,000	1,002,750
Sears Holdings Corp. 6.625%, 10/15/2018	490,000	387,713
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,005,000	973,071
7.750%, 10/01/2017 (S)	795,000	818,850
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	625,000	487,500
Target Corp. 7.000%, 01/15/2038	500,000	648,128
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,056,830
5.500%, 09/01/2041	700,000	695,587
6.550%, 05/01/2037	550,000	607,335
6.750%, 07/01/2018	1,895,000	2,201,810
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	41,466
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	706,397
Time Warner, Inc. 7.625%, 04/15/2031	9,000	11,047
Toys R Us Property Company II LLC
8.500%, 12/01/2017	275,000	281,188
UBM PLC 5.750%, 11/03/2020 (S)	630,000	626,498
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,734,644
6.875%, 04/30/2036	760,000	905,970

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Visteon Corp. 6.750%, 04/15/2019 (S)	$545,000	$515,025
Vivendi SA 5.750%, 04/04/2013 (S)	2,515,000	2,629,390
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	149,846	53,933
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	1,210,000	1,246,300
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	470,228
6.875%, 11/15/2037	965,000	1,149,736

		54,607,130
Consumer Staples - 1.76%
Alliance One International, Inc.
10.000%, 07/15/2016	1,335,000	1,178,138
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,224
ARAMARK Corp. 8.500%, 02/01/2015	1,000,000	1,025,000
B&G Foods, Inc. 7.625%, 01/15/2018	575,000	597,281
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	505,000	512,581
5.100%, 07/15/2015	345,000	358,028
8.500%, 06/15/2019	975,000	1,169,265
Cargill, Inc. 6.125%, 09/15/2036 (S)	665,000	798,055
Clorox Company
5.000%, 03/01/2013	600,000	627,502
5.950%, 10/15/2017	500,000	578,251
Corp. Lindley SA 6.750%, 11/23/2021 (S)	300,000	302,250
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	760,000	769,500
CVS Caremark Corp. 6.125%, 08/15/2016	515,000	598,524
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%) 06/01/2037	1,145,000	1,142,138
CVS Pass-
Through Trust 8.353%, 07/10/2031 (S)	354,718	425,470
Del Monte Foods Company
7.625%, 02/15/2019 (S)	520,000	465,400
General Mills, Inc.
5.650%, 09/10/2012	421,000	435,873
5.700%, 02/15/2017	245,000	287,312
Hypermarcas SA 6.500%, 04/20/2021 (S)	340,000	295,800
Kraft Foods, Inc. 6.125%, 02/01/2018	580,000	669,524
Kroger Company
6.800%, 12/15/2018	920,000	1,117,916
7.000%, 05/01/2018	580,000	699,626
Lorillard Tobacco Company
3.500%, 08/04/2016	370,000	371,318
6.875%, 05/01/2020	695,000	764,472
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,196,204
Nabisco, Inc. 7.550%, 06/15/2015	229,000	270,827
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	317,518
Reddy Ice Corp. 11.250%, 03/15/2015	585,000	538,200
Revlon Consumer Products Corp.
9.750%, 11/15/2015	940,000	1,001,100
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)	1,040,000	936,000
SABMiller PLC 6.500%, 07/15/2018 (S)	470,000	557,737
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	223,553
Tesco PLC 6.150%, 11/15/2037 (S)	570,000	669,952
Yankee Candle Company, Inc.
8.500%, 02/15/2015	1,120,000	1,117,200

		22,030,739

2

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 4.92%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	$305,000	$291,275
6.250%, 06/01/2021	665,000	635,075
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	1,114,056
8.700%, 03/15/2019	500,000	635,103
Apache Corp. 6.900%, 09/15/2018	455,000	573,580
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	385,000	375,375
7.250%, 06/15/2021 (S)	665,000	645,050
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	2,934,800
BJ Services Company 6.000%, 06/01/2018	880,000	1,044,306
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,093,604
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,291,783
Chesapeake Energy Corp.
6.125%, 02/15/2021	1,192,000	1,194,980
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,303
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,199,842
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,095,000	1,426,063
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,074,327
5.625%, 01/15/2014	400,000	437,152
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,458,068
Duke Capital LLC 6.750%, 02/15/2032	511,000	584,652
El Paso Pipeline Partners
Operating Company LLC
5.000%, 10/01/2021	500,000	496,889
6.500%, 04/01/2020	540,000	593,389
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	696,996
7.500%, 04/15/2038	600,000	781,832
Encana Corp. 6.500%, 08/15/2034	1,000,000	1,129,624
Energy Transfer Partners LP
4.650%, 06/01/2021	1,000,000	964,287
9.700%, 03/15/2019	655,000	792,670
Enersis SA 7.375%, 01/15/2014	12,000	13,115
Enterprise Products Operating LLC
6.125%, 10/15/2039	1,000,000	1,067,209
6.300%, 09/15/2017	820,000	952,324
6.875%, 03/01/2033	209,000	244,924
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%) 06/01/2067	1,780,000	1,737,725
EV Energy Partners LP
8.000%, 04/15/2019	1,010,000	999,900
Hess Corp. 5.600%, 02/15/2041	1,500,000	1,593,462
Kerr-McGee Corp. 6.950%, 07/01/2024	1,855,000	2,193,339
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	208,000	210,830
7.300%, 08/15/2033	212,000	241,711
7.750%, 03/15/2032	480,000	579,442
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016	1,635,000	1,659,525
Linn Energy LLC 8.625%, 04/15/2020	495,000	517,275
Marathon Oil Corp. 6.800%, 03/15/2032	760,000	908,727
Marathon Petroleum Corp.
6.500%, 03/01/2041	615,000	670,868

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
MarkWest Energy Partners LP
6.500%, 08/15/2021	$1,170,000	$1,193,400
McMoRan Exploration Company
11.875%, 11/15/2014	725,000	761,250
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,011,972
Newfield Exploration Company
5.750%, 01/30/2022	885,000	932,569
Nexen, Inc.
5.875%, 03/10/2035	212,000	204,230
6.400%, 05/15/2037	625,000	638,203
Niska Gas Storage US LLC
8.875%, 03/15/2018	920,000	897,000
Noble Holding International, Ltd.
6.200%, 08/01/2040	500,000	560,072
NuStar Logistics LP 7.650%, 04/15/2018	1,110,000	1,315,624
ONEOK Partners LP 6.650%, 10/01/2036	1,245,000	1,448,158
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	820,000	826,150
Petro-Canada 6.050%, 05/15/2018	396,000	464,263
Precision Drilling Corp.
6.625%, 11/15/2020	695,000	698,475
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,845,000	2,084,132
Suncor Energy, Inc. 6.100%, 06/01/2018	760,000	889,189
Talisman Energy, Inc. 6.250%, 02/01/2038	1,150,000	1,282,003
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	806,511
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	502,024
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%) 05/15/2067	1,740,000	1,737,077
Transocean, Inc.
6.375%, 12/15/2021	500,000	515,326
6.800%, 03/15/2038	1,250,000	1,178,178
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	565,000	576,300
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	260,783
Weatherford International, Inc.
6.800%, 06/15/2037	265,000	287,287
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,156,634
Williams Partners LP 7.250%, 02/01/2017	1,855,000	2,178,892

		61,472,159
Financials - 13.45%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,015,000	905,473
Affinion Group Holdings, Inc.
11.625%, 11/15/2015	610,000	509,350
Aflac, Inc.
6.900%, 12/17/2039	590,000	619,223
8.500%, 05/15/2019	995,000	1,198,914
Alfa Bank OJSC 7.750%, 04/28/2021 (S)	375,000	326,250
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	550,734
American Express Bank FSB
6.000%, 09/13/2017	805,000	900,564
American Express Company
7.000%, 03/19/2018	1,020,000	1,193,522
American International Group, Inc.
5.850%, 01/16/2018	100,000	96,609
6.400%, 12/15/2020	1,000,000	977,914

3

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Aon Corp. 8.205%, 01/01/2027	$820,000	$923,941
Assurant, Inc. 5.625%, 02/15/2014	209,000	217,545
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	320,329
5.700%, 03/15/2017	1,500,000	1,669,451
AXA SA (6.379% to 12/14/2036, then
3 month
LIBOR + 2.256%) 12/14/2036 (Q)(S)	1,175,000	775,500
AXA SA (6.463% to 12/14/2018, then
3 month
LIBOR + 1.449%) 12/14/2018 (Q)(S)	1,000,000	645,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	440,000	436,084
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,142
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,099,623
5.000%, 05/13/2021	3,500,000	2,961,826
5.625%, 07/01/2020	1,000,000	881,775
5.750%, 12/01/2017	849,000	773,925
6.500%, 08/01/2016	690,000	666,719
7.625%, 06/01/2019	685,000	667,729
Bank of America NA
5.300%, 03/15/2017	320,000	280,639
6.000%, 10/15/2036	880,000	732,721
Barclays Bank PLC
5.140%, 10/14/2020	720,000	589,810
6.050%, 12/04/2017 (S)	735,000	652,814
BB&T Corp. 3.200%, 03/15/2016	500,000	516,360
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	1,170,000	1,140,750
Bosphorus Financial Services, Ltd.
2.257%, 02/15/2012 (P)(S)	23,437	23,409
Boston Properties LP
3.700%, 11/15/2018	485,000	484,693
6.250%, 01/15/2013	52,000	54,293
BPCE SA (12.500% to 09/30/2019, then
3 month
LIBOR + 12.980%) 09/30/2019 (Q)(S)	645,000	606,203
Brandywine Operating Partnership LP
7.500%, 05/15/2015	870,000	949,264
BRE Properties, Inc. 5.500%, 03/15/2017	1,430,000	1,522,934
BTA Bank JSC (Recovery
Units) 07/01/2020 (I)(S)	7,264	272
Camden
Property Trust 5.000%, 06/15/2015	216,000	227,867
Capital One Financial Corp.
6.150%, 09/01/2016	1,545,000	1,585,201
6.750%, 09/15/2017	550,000	613,008
Chubb Corp. (6.375% until 04/15/2017,
then 3 month
LIBOR + 2.250%) 03/29/2067	690,000	676,200
Citigroup, Inc.
5.375%, 08/09/2020	4,000,000	4,012,052
5.625%, 08/27/2012	219,000	221,455
5.850%, 12/11/2034	970,000	914,740
6.125%, 11/21/2017	1,785,000	1,857,905
CNA Financial Corp.
6.500%, 08/15/2016	1,630,000	1,746,788
7.250%, 11/15/2023	1,260,000	1,345,161
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	845,000	887,250
Colonial
Properties Trust 6.250%, 06/15/2014	211,000	220,567

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CommonWealth REIT
6.250%, 06/15/2017	$275,000	$289,036
6.650%, 01/15/2018	750,000	798,193
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	224,419
6.875%, 03/15/2012	20,000	20,264
Credit Suisse AG (3 month
LIBOR + 0.690% to 05/15/2017, then
3 month
LIBOR + 1.690%) 05/15/2017 (Q)	1,735,000	1,146,956
Credit Suisse New York
4.375%, 08/05/2020	1,000,000	964,597
Credit Suisse/New York
5.400%, 01/14/2020	885,000	807,642
DDR Corp. 7.500%, 04/01/2017	1,535,000	1,666,284
Developers Diversified Realty Corp.
5.375%, 10/15/2012	500,000	503,718
Dexus Property Group
7.125%, 10/15/2014 (S)	1,110,000	1,209,221
Discover Bank 7.000%, 04/15/2020	695,000	711,225
Discover Financial Services
10.250%, 07/15/2019	1,450,000	1,715,752
Dresdner Bank AG 7.250%, 09/15/2015	281,000	246,987
Duke Realty LP
6.750%, 03/15/2020	785,000	835,508
8.250%, 08/15/2019	680,000	790,389
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,794,998
5.750%, 06/15/2017	775,000	841,014
6.625%, 03/15/2012	748,000	759,272
First Tennessee Bank NA
5.050%, 01/15/2015	900,000	889,367
General Electric Capital Corp.
0.937%, 08/15/2036 (P)	1,270,000	945,463
4.375%, 09/16/2020	885,000	875,731
5.300%, 02/11/2021	485,000	496,291
5.450%, 01/15/2013	261,000	272,853
5.625%, 05/01/2018	1,225,000	1,337,905
5.875%, 01/14/2038	985,000	969,684
6.000%, 08/07/2019	890,000	986,699
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%) 02/12/2067 (S)	2,035,000	1,488,094
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,575,000	1,590,862
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,150
5.500%, 03/30/2020	1,075,000	1,048,326
6.300%, 03/15/2018	585,000	599,526
6.625%, 03/30/2040	1,060,000	981,472
HBOS PLC (5.375% to 11/01/2013, then
3 month
LIBOR + 1.703%) 11/01/2013 (I)(Q)(S)	22,000	10,340
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	492,862
4.950%, 01/15/2021	905,000	846,226
6.000%, 11/15/2013	215,000	225,808
6.125%, 04/15/2020	1,705,000	1,743,422
6.200%, 06/01/2016	470,000	502,619
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	997,127
6.500%, 01/17/2017	962,000	1,028,340
ICICI Bank, Ltd. 5.750%, 11/16/2020 (S)	1,080,000	999,410
Intercorp
Retail Trust 8.875%, 11/14/2018 (S)	385,000	389,813

4

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group, Inc.
5.125%, 04/13/2018 (L)	$600,000	$504,000
6.875%, 04/15/2021	570,000	481,650
8.500%, 07/15/2019	965,000	897,450
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	984,610
3.700%, 01/20/2015	641,000	653,774
4.250%, 10/15/2020	1,810,000	1,766,808
4.350%, 08/15/2021	2,500,000	2,438,033
5.600%, 07/15/2041	1,425,000	1,496,568
6.000%, 01/15/2018	2,110,000	2,315,113
6.300%, 04/23/2019	1,267,000	1,399,638
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)	1,235,000	1,306,346
Kimco Realty Corp.
5.700%, 05/01/2017	690,000	742,459
6.875%, 10/01/2019	545,000	614,949
Lehman Brothers
Holdings, Inc. 01/26/2017 (H)	1,120,000	285,600
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)	1,870,000	1,617,550
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,059,664
8.750%, 07/01/2019	1,605,000	1,876,727
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%) 04/20/2067	1,365,000	1,112,475
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	257,725
6.375%, 01/21/2021	975,000	964,635
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (H)(Q)(S)	1,585,000	840,050
Mack-Cali Realty LP 7.750%, 08/15/2019	680,000	801,487
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	611,509
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	645,000	610,115
Merrill Lynch & Company, Inc.
0.757%, 06/05/2012 (P)	472,000	463,091
6.220%, 09/15/2026	435,000	349,917
6.875%, 04/25/2018	1,745,000	1,650,566
7.750%, 05/14/2038	530,000	473,548
MetLife, Inc. 4.750%, 02/08/2021	800,000	833,790
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	405,000	423,289
Morgan Stanley
0.855%, 10/18/2016 (P)	830,000	648,553
3.800%, 04/29/2016	1,000,000	879,987
5.500%, 07/24/2020 to 07/28/2021	3,325,000	2,882,616
5.625%, 09/23/2019	1,000,000	872,953
5.750%, 01/25/2021	335,000	299,129
5.950%, 12/28/2017	290,000	271,936
6.000%, 04/28/2015	1,000,000	972,601
6.625%, 04/01/2018	140,000	131,692
7.300%, 05/13/2019	1,315,000	1,294,259
MPT Operating Partnership LP
6.875%, 05/01/2021	605,000	598,950
National City Bank
0.897%, 06/07/2017 (P)	1,005,000	921,035
Nationstar Mortgage 10.875%, 04/01/2015	1,365,000	1,371,825
Nelnet, Inc. 3.740%, 09/29/2036 (P)	1,420,000	1,210,452

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	$873,000	$923,145
Post Apartment Homes LP
4.750%, 10/15/2017	405,000	408,151
ProLogis LP
4.500%, 08/15/2017	1,250,000	1,237,804
6.250%, 03/15/2017	1,050,000	1,132,011
7.625%, 08/15/2014	760,000	836,879
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	237,958
5.375%, 06/21/2020	700,000	723,956
5.625%, 05/12/2041	1,000,000	920,940
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) 06/30/2019 (Q)(S)	1,862,000	2,155,265
Realogy Corp. 7.875%, 02/15/2019 (S)	470,000	404,200
Realty Income Corp. 5.950%, 09/15/2016	560,000	614,269
Regions Financial Corp.
0.528%, 06/26/2012 (P)	575,000	558,982
7.750%, 11/10/2014	1,140,000	1,154,250
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	293,616
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%) 08/11/2019 (S)	400,000	364,000
Simon Property Group LP
5.750%, 12/01/2015	530,000	587,860
SL Green Realty Corp.
7.750%, 03/15/2020	415,000	449,678
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,009,284
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	350,738
Teachers Insurance & Annuity Association
of America 6.850%, 12/16/2039 (S)	1,505,000	1,832,626
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,325,000	1,526,592
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month
LIBOR + 2.490%) 04/15/2015 (Q)(S)	150,000	154,500
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,000,000	940,979
5.250%, 07/27/2021	3,745,000	3,456,032
5.375%, 03/15/2020	1,800,000	1,697,006
5.500%, 11/15/2014	447,000	461,101
5.950%, 01/18/2018	750,000	745,019
6.000%, 05/01/2014	645,000	661,381
6.150%, 04/01/2018	1,830,000	1,826,966
6.450%, 05/01/2036	2,250,000	1,966,037
6.750%, 10/01/2037	2,420,000	2,152,936
7.500%, 02/15/2019	460,000	490,657
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	392,345
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	780,000	756,264
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	612,809
Unum Group 7.125%, 09/30/2016	990,000	1,135,244
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,340,000	1,505,800
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month
LIBOR + 1.147%) 01/15/2012 (Q)(S)	825,000	573,375
Ventas Realty LP 4.750%, 06/01/2021	960,000	922,399

5

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Vornado Realty LP 4.250%, 04/01/2015	$2,500,000	$2,575,168
W.R. Berkley Corp.
5.600%, 05/15/2015	795,000	851,487
6.150%, 08/15/2019	14,000	14,492
Wachovia Bank NA
5.850%, 02/01/2037	835,000	845,625
6.600%, 01/15/2038	840,000	916,213
Wachovia Corp. 5.750%, 06/15/2017	970,000	1,093,562
WCI Finance LLC
5.400%, 10/01/2012 (S)	610,000	626,588
WEA Finance LLC
6.750%, 09/02/2019 (S)	575,000	630,763
Weyerhaeuser Company
7.375%, 03/15/2032	1,690,000	1,695,381
Willis Group Holdings PLC
5.750%, 03/15/2021	885,000	917,092
Willis North America, Inc.
7.000%, 09/29/2019	1,215,000	1,343,227

		168,109,139
Health Care - 1.12%
Alere, Inc.
7.875%, 02/01/2016	940,000	928,250
8.625%, 10/01/2018	465,000	447,563
Allergan, Inc. 5.750%, 04/01/2016	400,000	462,772
BioScrip, Inc. 10.250%, 10/01/2015	730,000	715,400
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	961,137	961,137
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,003,706
6.150%, 11/15/2036	500,000	518,663
Community Health Systems, Inc.
8.875%, 07/15/2015	702,000	721,305
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	225,932
6.300%, 08/15/2014	420,000	456,779
Covidien International Finance SA
6.000%, 10/15/2017	610,000	725,852
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (S)	950,000	976,125
Gentiva Health Services, Inc.
11.500%, 09/01/2018	120,000	93,900
HCA, Inc. 7.500%, 02/15/2022	935,000	920,975
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (S)	410,000	393,600
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,010,000	1,166,636
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	237,736
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	170,000	191,297
6.150%, 02/01/2036	170,000	200,882
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	234,669
5.375%, 03/15/2016	15,000	17,227
5.800%, 03/15/2036	115,000	130,247
Valeant Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	185,000	178,063
6.875%, 12/01/2018 (S)	765,000	738,225
WellPoint, Inc.
5.000%, 12/15/2014	208,000	226,269
6.375%, 06/15/2037	415,000	497,242
Wyeth 5.500%, 03/15/2013	670,000	710,760

		14,081,212

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 3.46%
Aircastle, Ltd. 9.750%, 08/01/2018	$555,000	$579,975
America West Airlines 2000-1 Pass
Through Trust 8.057%, 07/02/2020	468,247	468,247
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	455,000	434,205
Bombardier, Inc. 7.750%, 03/15/2020 (S)	610,000	652,700
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,002,905
5.500%, 03/15/2016	405,000	466,852
7.150%, 02/15/2019	450,000	570,347
Coleman Cable, Inc. 9.000%, 02/15/2018	675,000	675,000
Colt Defense LLC 8.750%, 11/15/2017	640,000	467,200
Continental Airlines 1997-4 Class A Pass
Through Trust 6.900%, 01/02/2018	863,306	885,925
Continental Airlines 1998-1 Class A Pass
Through Trust 6.648%, 09/15/2017	450,494	457,792
Continental Airlines 1999-1 Class A Pass
Through Trust 6.545%, 02/02/2019	429,359	444,902
Continental Airlines 2000-2 Class B Pass
Through Trust 8.307%, 04/02/2018	75,856	73,672
Continental Airlines 2007-1 Class A Pass
Through Trust 5.983%, 04/19/2022	1,189,731	1,222,448
Continental Airlines 2010-1 Class A Pass
Through Trust 4.750%, 01/12/2021	380,000	378,100
CSX Corp. 7.375%, 02/01/2019	727,000	904,954
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust 6.718%, 01/02/2023	1,649,111	1,632,620
Delta Air Lines 2007-1 Class A Pass
Through Trust 6.821%, 08/10/2022	1,100,475	1,119,734
Delta Air Lines 2010-1 Class A Pass
Through Trust 6.200%, 07/02/2018	320,710	333,539
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	935,000	935,000
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	543,000	553,860
Ducommun, Inc. 9.750%, 07/15/2018 (S)	170,000	175,100
Eaton Corp. 4.900%, 05/15/2013	450,000	476,063
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	967,875
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	240,000
General Electric Company
5.000%, 02/01/2013	247,000	257,858
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (S)	710,000	695,800
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	663,000
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	585,000	589,388
Lockheed Martin Corp.
3.350%, 09/15/2021	1,490,000	1,443,899
Masco Corp.
5.850%, 03/15/2017	705,000	696,572
7.125%, 03/15/2020	750,000	744,123
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019	550,000	423,500
Navios South American Logistics, Inc.
9.250%, 04/15/2019 (S)	775,000	675,219
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust 6.264%, 11/20/2021	1,185,171	1,162,890
Northwest Airlines 2007-1 Class A Pass
Through Trust 7.027%, 11/01/2019	746,649	742,916
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	685,000	731,238
7.500%, 09/14/2015 (S)	160,000	156,000

6

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Parker Hannifin Corp.
5.500%, 05/15/2018	$1,000,000	$1,162,658
Pentair, Inc. 5.000%, 05/15/2021	735,000	772,823
Steelcase, Inc. 6.375%, 02/15/2021	1,250,000	1,310,223
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%) 02/15/2067 (S)	2,585,000	1,861,200
Textron, Inc. 5.600%, 12/01/2017	1,076,000	1,122,271
The Hertz Corp. 6.750%, 04/15/2019	1,505,000	1,459,850
Tomkins LLC 9.000%, 10/01/2018	247,000	266,760
TransDigm, Inc. 7.750%, 12/15/2018	1,195,000	1,230,850
Tutor Perini Corp. 7.625%, 11/01/2018	830,000	767,750
Tyco Electronics Group SA
6.550%, 10/01/2017	730,000	841,497
Tyco International Finance SA
8.500%, 01/15/2019	400,000	520,226
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023	875,789	788,210
Union Pacific Corp. 4.163%, 07/15/2022	686,000	729,532
United Air Lines 2007-1 Class C Pass
Through Trust, Series 2007-1 Class C
2.647%, 07/02/2014 (P)	1,333,626	1,226,936
United Air Lines, Inc. 2009-1 Pass
Through Trust 10.400%, 11/01/2016	264,910	288,752
United Air Lines, Inc. 2009-2A Pass
Through Trust 9.750%, 01/15/2017	991,616	1,085,820
Voto-Votorantim Overseas Trading
Operations NV 6.625%, 09/25/2019 (S)	1,070,000	1,126,175
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,065,000	1,118,250
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,170,000	432,900

		43,214,101
Information Technology - 0.27%
Brightstar Corp. 9.500%, 12/01/2016 (S)	1,275,000	1,281,375
Equinix, Inc. 8.125%, 03/01/2018	465,000	495,225
Hewlett-Packard Company
4.375%, 09/15/2021	770,000	786,879
Science Applications International Corp.
5.500%, 07/01/2033	825,000	818,479

		3,381,958
Materials - 2.40%
Alcoa, Inc.
5.400%, 04/15/2021	670,000	637,786
5.720%, 02/23/2019	150,000	150,073
Allegheny Technologies, Inc.
5.950%, 01/15/2021	310,000	324,849
9.375%, 06/01/2019	625,000	781,625
American Pacific Corp.
9.000%, 02/01/2015	530,000	513,438
ArcelorMittal
6.750%, 03/01/2041	660,000	562,422
9.850%, 06/01/2019	800,000	867,662
Braskem America Finance Company
7.125%, 07/22/2041 (S)	900,000	866,250
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	2,245,000	2,357,250
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	560,000	557,200
Cemex SAB de CV
9.000%, 01/11/2018 (S)	1,270,000	920,750
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	740,000	710,110

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Commercial Metals Company
7.350%, 08/15/2018	$820,000	$765,342
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	209,000	223,851
FMG Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019 (S)	425,000	417,031
Fufeng Group, Ltd.
7.625%, 04/13/2016 (S)	890,000	729,800
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,950,000	2,095,287
7.250%, 06/01/2028	425,000	502,747
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	660,000	633,600
Graphic Packaging International, Inc.
7.875%, 10/01/2018	245,000	260,925
9.500%, 06/15/2017	495,000	539,550
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	947,188
International Paper Company
9.375%, 05/15/2019	935,000	1,196,696
JMC Steel Group 8.250%, 03/15/2018 (S)	440,000	413,600
Mercer International, Inc.
9.500%, 12/01/2017	154,000	154,770
Metinvest BV 8.750%, 02/14/2018 (S)	970,000	834,200
Polymer Group, Inc.
7.750%, 02/01/2019 (S)	275,000	278,438
Pretium Packaging LLC
11.500%, 04/01/2016 (S)	410,000	405,900
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,235,000	1,221,106
Rio Tinto Alcan, Inc. 5.000%, 06/01/2015	6,000	6,491
Severstal Columbus LLC
10.250%, 02/15/2018	225,000	231,750
Solo Cup Company 10.500%, 11/01/2013	620,000	626,200
SunCoke Energy, Inc.
7.625%, 08/01/2019 (S)	645,000	632,100
Taseko Mines, Ltd. 7.750%, 04/15/2019	320,000	289,600
Teck Resources, Ltd.
6.250%, 07/15/2041	375,000	407,541
10.750%, 05/15/2019	507,000	623,610
Temple-Inland, Inc. 6.625%, 01/15/2018	1,835,000	2,045,357
The Dow Chemical Company
4.125%, 11/15/2021	700,000	692,947
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)	370,000	310,800
Vale Overseas, Ltd. 6.875%, 11/10/2039	785,000	861,231
Verso Paper Holdings LLC
8.750%, 02/01/2019	225,000	146,250
Vulcan Materials Company
7.500%, 06/15/2021 (L)	310,000	306,125
Westvaco Corp. 7.950%, 02/15/2031	1,870,000	1,985,536

		30,034,984
Telecommunication Services - 2.57%
America Movil SAB de CV
5.000%, 03/30/2020	1,290,000	1,377,632
AT&T, Inc.
5.100%, 09/15/2014	16,000	17,632
5.350%, 09/01/2040	257,000	268,885
5.550%, 08/15/2041	2,375,000	2,574,621
5.600%, 05/15/2018	500,000	573,131
5.625%, 06/15/2016	12,000	13,725
6.300%, 01/15/2038	500,000	581,780
6.450%, 06/15/2034	580,000	663,519
Axtel SAB de CV 9.000%, 09/22/2019 (S)	400,000	292,000

7

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
BellSouth Corp.
6.000%, 11/15/2034		$820,000	$902,254
6.550%, 06/15/2034		420,000	485,944
Brasil Telecom SA
9.750%, 09/15/2016 (S)(D)	BRL	1,950,000	1,056,764
CenturyLink, Inc.
6.450%, 06/15/2021		$740,000	713,014
7.600%, 09/15/2039		745,000	700,593
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,044,870
4.883%, 08/15/2020 (S)		1,445,000	1,486,869
6.113%, 01/15/2020 (S)		1,045,000	1,160,874
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,021,782
8.750%, 06/15/2030		227,000	308,369
Embarq Corp. 7.995%, 06/01/2036		1,270,000	1,277,059
Frontier Communications Corp.
8.500%, 04/15/2020		1,325,000	1,258,750
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,065,000	1,072,432
7.628%, 06/15/2016 (S)		795,000	773,268
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,120,000	2,181,412
NII Capital Corp.
8.875%, 12/15/2019		885,000	938,100
10.000%, 08/15/2016		560,000	635,600
PAETEC Holding Corp.
9.875%, 12/01/2018		907,000	981,828
SBA Telecommunications, Inc.
8.000%, 08/15/2016		305,000	326,350
SBA Tower Trust 5.101%, 04/15/2017 (S)		940,000	987,000
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)		9,000	9,000
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	627,750
8.375%, 03/15/2012		207,000	210,623
8.750%, 03/15/2032		685,000	532,588
Telecom Italia Capital SA
7.200%, 07/18/2036		960,000	759,114
7.721%, 06/04/2038		640,000	533,411
Verizon Communications, Inc.
6.100%, 04/15/2018		910,000	1,075,109
6.900%, 04/15/2038		450,000	567,986
West Corp. 11.000%, 10/15/2016		1,065,000	1,122,244

			32,113,882
Utilities - 2.96%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		1,215,000	1,329,948
American Electric Power Company, Inc.
5.250%, 06/01/2015		210,000	229,429
American Water Capital Corp.
6.085%, 10/15/2017		600,000	694,731
Appalachian Power Company
5.800%, 10/01/2035		39,000	43,941
7.000%, 04/01/2038		425,000	552,905
Arizona Public Service Company
5.500%, 09/01/2035		222,000	247,465
Beaver Valley II Funding
9.000%, 06/01/2017		1,481,000	1,568,660
BVPS II Funding Corp.
8.890%, 06/01/2017		228,000	251,794
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		10,000	13,343

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	$202,000	$210,739
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,165,785
Cia de Saneamento Basico do Estado de
Sao Paulo 6.250%, 12/16/2020 (S)	725,000	741,313
CMS Energy Corp. 6.250%, 02/01/2020	1,680,000	1,730,615
Commonwealth Edison Company
5.800%, 03/15/2018	2,235,000	2,614,237
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	300,344
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	602,177
5.700%, 09/17/2012	207,000	214,556
DPL, Inc. 7.250%, 10/15/2021 (S)	1,415,000	1,489,288
Exelon Generation Company LLC
6.250%, 10/01/2039	890,000	1,057,166
FirstEnergy Corp. 7.375%, 11/15/2031	676,000	792,586
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%) 12/01/2066	1,740,000	1,670,400
Ipalco Enterprises, Inc.
5.000%, 05/01/2018 (S)	1,265,000	1,201,432
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	995,000	1,024,891
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	710,000	797,231
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	16,299
Midwest Generation LLC, Series B
8.560%, 01/02/2016	937,721	940,066
National Grid PLC 6.300%, 08/01/2016	485,000	556,171
NextEra Energy Capital Holdings,
Inc.(6.350% to 10/31/2016, then
3 month LIBOR + 2.068%) 10/01/2066	650,000	640,250
NRG Energy, Inc.
7.625%, 01/15/2018	930,000	916,050
8.250%, 09/01/2020	885,000	871,725
NV Energy, Inc. 6.250%, 11/15/2020	625,000	640,625
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	601,113
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,168,054
PNM Resources, Inc. 9.250%, 05/15/2015	646,000	715,445
PNPP II Funding Corp.
9.120%, 05/30/2016	147,000	158,853
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%) 03/30/2067	1,285,000	1,240,025
PSEG Power LLC
5.000%, 04/01/2014	214,000	228,512
8.625%, 04/15/2031	214,000	309,732
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,170,983
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	165,254	181,493
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,341,165
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	973,818
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	17,020
TransAlta Corp. 6.650%, 05/15/2018	580,000	665,475

8

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric and Power Company
6.000%, 01/15/2036	$620,000	$777,964
W3A Funding Corp. 8.090%, 01/02/2017	1,311,249	1,308,312
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%) 05/15/2067	1,000,000	1,000,000

		36,984,126

TOTAL CORPORATE BONDS (Cost $457,108,073)		$466,029,430

CAPITAL PREFERRED SECURITIES - 1.05%
Financials - 1.05%
Allfirst Preferred
Capital Trust 1.903%, 07/15/2029 (P)	310,000	232,051
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2037	1,995,000	1,925,175
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%) 04/08/2038 (S)	805,000	898,581
PNC Financial Services Group, Inc.
6.750%, 08/01/2021 (P)(Q)	525,000	509,759
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	1,820,000	1,851,650
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month LIBOR
1.290%) 05/15/2047	400,000	320,000
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%) 11/15/2037	935,000	936,711
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,057,500
State Street Capital Trust III
5.337%, 12/15/2011 (P)(Q)	1,790,000	1,743,872
State Street Capital Trust IV
1.347%, 06/15/2037 (P)	2,335,000	1,591,134
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month
LIBOR + 0.645%) 12/15/2011 (Q)	102,000	70,890
USB Capital IX
3.500%, 01/15/2012 (P)(Q)	1,525,000	1,072,090
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%) 12/15/2065 (S)	960,000	880,800

		13,090,213

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $13,857,563)		$13,090,213

CONVERTIBLE BONDS - 0.05%
Industrials - 0.02%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	230,375
Consumer Discretionary - 0.03%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	376,505

TOTAL CONVERTIBLE BONDS (Cost $504,134)		$606,880

TERM LOANS (M) - 0.31%
Consumer Discretionary - 0.27%
CCM Merger, Inc.
7.000%, 03/01/2017	418,679	415,015

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Chrysler Group LLC
6.000%, 05/24/2017	$1,246,875	$1,143,384
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	1,369,526	1,259,964
Vertis, Inc.
11.750%, 12/31/2015	716,419	470,150

		3,288,513
Financials - 0.04%
iStar Financial, Inc.
7.000%, 06/30/2014	555,000	532,800

TOTAL TERM LOANS (Cost $4,247,670)		$3,821,313

MUNICIPAL BONDS - 0.24%
George Washington University (District of
Columbia) 5.095%, 09/15/2032 (P)	1,130,000	1,175,720
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	743,801
State of California 7.600%, 11/01/2040	510,000	611,720
State of Illinois 5.100%, 06/01/2033	560,000	500,668

TOTAL MUNICIPAL BONDS (Cost $2,738,115)		$3,031,909

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.48%
Commercial & Residential - 11.81%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.447%, 12/25/2046 (P)	401,341	165,130
Series 2006-6, Class XP IO,
1.280%, 12/25/2046	5,392,337	331,722
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.554%, 02/25/2045 (P)	358,575	305,438
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037	1,735,000	1,833,329
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,345,000	1,430,164
Americold LLC Trust, Series 2010-ARTA,
Class D 7.443%, 01/14/2029 (S)	1,550,000	1,523,362
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.108%, 10/10/2045 (S)	69,972,331	252,040
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	281,323	281,915
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	49,353
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,355,000	1,309,919
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,945,000	2,104,249
Series 2006-2, Class AM,
5.956%, 05/10/2045 (P)	1,390,000	1,431,963
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class B,
0.509%, 03/15/2022 (P)(S)	895,000	875,914
Series 2005-MIB1, Class E,
0.649%, 03/15/2022 (P)(S)	490,000	457,501
Bear Stearns Alt-A Trust
Series 2004-12 1A1,
0.607%, 01/25/2035 (P)	1,803,021	1,500,200
Series 2005-3, Class B2,
2.487%, 04/25/2035 (P)	174,212	4,251

9

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Asset Backed
Securities, Inc., Series 2003-AC4,
Class A 5.500%, 09/25/2033	$5,646	$5,804
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.295%, 06/11/2041 (S)	60,766,938	905,853
Series 2004-T16, Class X1 IO,
0.322%, 02/13/2046 (S)	448,234	6,815
Series 2004-PWR6, Class X1 IO,
0.363%, 11/11/2041 (S)	52,769,435	697,401
Series 2004-PWR5, Class X1 IO,
0.365%, 07/11/2042 (S)	329,135	5,784
Series 2006-T24, Class AY IO,
0.624%, 10/12/2041 (S)	20,437,235	176,026
Series 2004-PWR5, Class X2 IO,
1.049%, 07/11/2042	128,278,128	997,106
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	1,075,000	461,888
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.467%, 12/25/2036 (P)	1,419,883	681,397
CFCRE Commercial Mortgage Trust,
Series 2011, Class C1 IO
1.685%, 04/15/2044 (S)	13,426,114	874,537
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.922%, 03/15/2049 (P)	2,250,000	2,479,095
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.400%, 07/15/2044 (P)	245,000	166,730
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	438,971
Series 2007-C9, Class A4,
6.008%, 12/10/2049 (P)	3,325,000	3,634,321
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.616%, 07/20/2034 (P)	707,165	654,359
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.237%, 02/15/2038 (S)	76,476,441	665,116
Series 2004-C4, Class A4,
4.283%, 10/15/2039	12,895	12,929
Series 2005-C1, Class A3,
4.813%, 02/15/2038	602,794	615,374
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	69,027	69,432
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.581%, 02/15/2039 (P)	2,247,903	2,370,933
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A1
3.742%, 11/10/2046 (S)	2,953,483	3,085,034
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, 11/05/2027 (S)	1,000,000	998,527
First Horizon Alternative
Mortgage Securities
Series 2004-AA2, Class 2A1,
2.235%, 08/25/2034 (P)	1,300,893	1,035,166

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
First Horizon Alternative Mortgage
Securities (continued)
Series 2004-AA5, Class B1,
2.326%, 12/25/2034 (P)	$124,970	$14,239
FREMF Mortgage Trust
Series 2011, Class K11,
4.569%, 12/25/2048 (P)(S)	875,000	770,268
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,055,000	944,491
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.314%, 06/10/2048 (S)	1,179,930	15,110
Series 2005-C1, Class XP IO,
0.691%, 06/10/2048	28,792,846	35,127
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,135,160
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	167,426
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.168%, 08/19/2034 (P)	1,865,932	1,610,829
Greenwich Capital
Commercial Funding Corp.
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	730,000	200,750
Series 2006-GG7, Class AM,
6.073%, 07/10/2038 (P)	1,360,000	1,349,304
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.378%, 07/10/2039 (S)	1,762,073	28,153
Series 2010-C2, Class XA IO,
0.865%, 12/10/2043 (S)	61,966,873	1,756,265
Series 2011-GC3, Class X IO,
1.333%, 03/10/2044 (S)	24,183,170	1,352,008
Series ALF, Class XA1 IO,
3.565%, 02/10/2021 (S)	14,243,842	854,631
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,415,250
Series 2007-GG10, Class A4,
5.984%, 08/10/2045 (P)	2,000,000	2,120,418
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.722%, 09/25/2035 (P)	2,171,913	1,817,301
Series 2004-9, Class B1,
3.101%, 08/25/2034 (P)	275,428	101,451
Series 2006-AR1, Class 3A1,
5.029%, 01/25/2036 (P)	668,086	547,234
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037	6,805,739	43,148
Series 2007-3, Class ES IO,
0.349%, 05/19/2047	8,140,984	53,730
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	10,148,952	54,804
Series 2004-11, Class X1 IO,
2.030%, 01/19/2035	11,173,958	789,188
Series 2005-11, Class X IO,
2.070%, 08/19/2045	6,229,950	274,649
Series 2005-8, Class 1X IO,
2.185%, 09/19/2035	8,213,304	390,396
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.747%, 10/25/2036	26,647,237	1,376,863

10

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
IndyMac Index Mortgage
Loan Trust (continued)
Series 2005-AR18, Class 1X IO,
2.083%, 10/25/2036	$19,422,818	$1,043,976
Series 2005-AR5, Class B1,
2.600%, 05/25/2035 (P)	163,657	1,612
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	172,927	14,922
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.537%, 02/15/2046 (S)	27,366,732	1,749,500
Series 2011-C4, Class XA IO,
1.806%, 07/15/2046 (S)	36,053,210	2,709,687
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	1,942,025	1,958,272
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,969,170
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,360,000	2,464,791
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,058,452	1,081,685
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	674,097
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,297,959
Series 2005-LDP5, Class A4,
5.373%, 12/15/2044 (P)	2,025,000	2,233,407
Series 2002-C1, Class A3,
5.376%, 07/12/2037	383,386	387,693
Series 2005-LDP5, Class A3,
5.402%, 12/15/2044 (P)	5,100,000	5,345,269
Series 2005-PDP5, Class AM,
5.415%, 12/15/2044 (P)	2,000,000	2,055,756
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	2,000,000	2,110,534
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,670,000	1,663,235
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,050,000	3,224,918
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	864,351
Series 2005-LDP5, Class G,
5.528%, 12/15/2044 (P)(S)	1,000,000	615,930
Series 2006-LDP7, Class AM,
6.072%, 04/15/2045 (P)	2,630,000	2,693,780
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5
3.023%, 01/25/2037 (P)	41,581	780
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.449%, 02/15/2040 (S)	528,679	10,576
Series 2004-C1, Class XCL IO,
1.058%, 01/15/2036 (S)	21,925,997	378,070
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,640,277
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	973,853
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,990,000	2,982,929
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,220,000	3,379,954
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,065,000	1,975,517

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2006-C4, Class A4,
6.067%, 06/15/2038 (P)	$2,873,000	$3,181,184
Series 2002-C1, Class A4,
6.462%, 03/15/2031	11,519	11,574
Master Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.635%, 08/25/2034 (P)	463,740	408,451
Series 2004-13, Class 2A1,
2.669%, 04/21/2034 (P)	671,438	641,287
Merrill Lynch, Series 2006-2, Class A4
6.097%, 06/12/2046 (P)	2,865,000	3,175,033
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.173%, 07/12/2038 (S)	188,507,770	858,087
Series 2006-C2, Class X IO,
0.551%, 08/12/2043 (S)	19,555,072	274,807
Series 2008-C1, Class X IO,
0.677%, 02/12/2051 (S)	32,263,228	646,168
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	33,886
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1,
2.377%, 10/25/2036 (P)	2,128,001	1,906,468
Series 2007-3, Class M1,
5.327%, 09/25/2037 (P)	195,846	119,668
Series 2007-3, Class M2,
5.327%, 09/25/2037 (P)	114,851	64,415
Series 2007-3, Class M3,
5.327%, 09/25/2037 (P)	47,401	15,038
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.231%, 12/13/2041 (S)	1,177,775	14,511
Series 2005-IQ9, Class X1 IO,
0.478%, 07/15/2056 (S)	559,381	17,207
Series 2007-SRR3, Class A,
0.555%, 12/20/2049 (P)(S)	1,000,000	4,080
Series 2007-SRR3, Class B,
0.655%, 12/20/2049 (P)(S)	1,000,000	3,630
Series 2011-C3, Class XA IO,
1.554%, 07/15/2049 (S)	22,243,007	1,451,223
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	2,106,334	2,133,535
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,005,999	1,012,225
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,930,000	3,051,982
Series 2005-HQ7, Class A2,
5.374%, 11/14/2042 (P)	255,558	259,814
Series 2008-HQ8, Class AM,
5.647%, 03/12/2044 (P)	2,945,000	2,991,711
Series 2006-T23, Class A4,
5.990%, 08/12/2041 (P)	630,000	722,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.644%, 05/25/2035 (P)	291,480	43,441
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.494%, 12/25/2045	17,981,485	876,267
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	7,754	7,842
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.455%, 05/20/2035 (P)	4,295	2,985

11

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.655%, 03/25/2033 (P)	$389,272	$258,305
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.747%, 03/25/2044 (P)	1,999,219	1,682,071
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,001,905
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.197%, 03/15/2042 (S)	68,301,051	519,566
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	34,556
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,559,787
Series 2005-C21, Class AJ,
5.379%, 10/15/2044 (P)	2,170,000	2,094,955
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.112%, 03/23/2045 (P)(S)	410,598	406,797
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.857%, 04/25/2045 (P)	896,656	110,767
Series 2005-AR13, Class B1,
0.857%, 10/25/2045 (P)	790,563	114,269
Series 2005-AR19, Class B1,
0.957%, 12/25/2045 (P)	476,514	62,949
Series 2006-AR4, Class 1A1B,
1.158%, 05/25/2046 (P)	399,075	192,378
Series 2004-AR13, Class X IO,
1.417%, 11/25/2034	27,006,661	1,240,081
Series 2005-AR13, Class X IO,
1.498%, 10/25/2045	87,762,684	4,336,977
Series 2005-AR1, Class X IO,
1.509%, 01/25/2045	16,090,521	714,532
Series 2005-AR8, Class X IO,
1.646%, 07/25/2045	49,940,429	2,465,224
Series 2005-AR6, Class X IO,
1.666%, 04/25/2045	19,884,104	964,206
Series 2005-AR12, Class 1A2,
2.485%, 10/25/2035 (P)	345,333	322,664
Series 2005-1, Class 6A1,
6.500%, 03/25/2035	12,784	12,006
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
5.115%, 04/25/2035 (P)	1,911,022	1,611,932
Series 2006-AR15, Class A3,
5.302%, 10/25/2036 (P)	396,527	85,845
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO
1.911%, 03/15/2044 (S)	25,836,482	2,302,237

		147,638,269
U.S. Government Agency - 1.67%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.535%, 11/25/2020	58,325,268	1,383,551
Series K010, Class X1 IO,
0.574%, 10/25/2020	40,738,903	911,199
Series KAIV, Class X1 IO,
1.411%, 06/25/2046	27,318,991	2,312,498

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K014, Class X1 IO,
1.455%, 04/25/2021	$5,686,767	$481,677
Series 3632, Class AP,
3.000%, 02/15/2040	5,667,615	5,919,914
Series 3630, Class BI IO,
4.000%, 05/15/2027	525,956	34,170
Series 3623, Class LI IO,
4.500%, 01/15/2025	758,521	65,629
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,378,485	298,967
Series 2005-3019, Class MD,
4.750%, 01/15/2031	72,213	72,758
Series 3581, Class IO,
6.000%, 10/15/2039	780,946	115,475
Series T-41, Class 3A,
7.018%, 07/25/2032 (P)	2,678	3,078
Federal National Mortgage Association
Series 2003-18, Class EX,
4.000%, 06/25/2017	154,103	155,619
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,510,073	120,301
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	1,596,292	127,482
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,508,941	389,795
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,457,817	215,845
Series 2011-41, Class KA,
4.000%, 01/25/2041	4,148,768	4,446,514
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,224,314	124,043
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,806,536	255,183
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,215,553	136,769
Series 402, Class 7 IO,
4.500%, 11/25/2039	2,357,078	320,875
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,177,135	124,163
Series 407, Class 21 IO,
5.000%, 01/25/2039	3,149,913	369,218
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,223,073	341,684
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	2,823,388	396,557
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,556,979	569,287
Series 407, Class 16 IO,
5.000%, 01/25/2040	888,963	125,073
Series 407, Class 17 IO,
5.000%, 01/25/2040	754,793	107,682
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,525,541	445,717
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,178,203	210,045
Series 2001-50, Class BA,
7.000%, 10/25/2041	713	829
Series 2002-W3, Class A5,
7.500%, 11/25/2041	22,944	27,188

12

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association, Series 2010-78, Class AI
IO 4.500%, 04/20/2039	$2,378,139	$285,715

		20,894,500

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $173,688,198)		$168,532,769

ASSET BACKED SECURITIES - 2.59%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.617%, 09/25/2034 (P)	607,263	547,789
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	195	196
Argent Securities, Inc., Series 2004-W1,
Class M3 1.707%, 03/25/2034 (P)	7,395	2,921
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.677%, 03/25/2035 (P)	800,108	617,970
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.607%, 02/28/2041 (P)	825,887	717,804
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.497%, 07/25/2036 (P)(S)	1,370,515	1,057,537
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.317%, 10/25/2036 (P)	140,406	108,522
Series 2005-OPT2, Class M2,
0.707%, 05/25/2035 (P)	1,090,000	963,670
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.407%, 10/25/2036 (P)	1,631,836	1,474,670
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.437%, 06/25/2036 (P)	2,190,266	1,715,640
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.697%, 04/25/2036 (P)	1,910,484	1,664,809
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	289,319
Crest, Ltd., Series 2002-IGA, Class A
0.875%, 07/28/2017 (P)(S)	11,371	11,118
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.227%, 12/05/2046 (H)(P)(S)	975,000	10
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037	2,265,000	2,280,561
Series 2007-1, Class M1,
7.629%, 04/25/2037	3,085,000	3,146,700
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.767%, 06/25/2035 (P)	820,000	728,199
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	1,555,000	1,529,458
Home Equity Asset Trust, Series 2005-5,
Class M1 0.737%, 11/25/2035 (P)	1,125,000	847,855
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C,
7.249%, 12/15/2020 (P)(S)	200,000	200,000
Series 2010-A, Class D,
10.249%, 12/15/2020 (P)(S)	154,000	154,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Leaf Capital Funding SPE A LLC (continued)
Series 2010-A, Class E1,
14.749%, 12/15/2020 (P)(S)	$180,000	$180,000
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	774,966	759,622
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.807%, 05/28/2043 (H)(P)(S)	700,000	7
Master Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.957%, 08/25/2037 (P)	1,487,192	1,296,401
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.627%, 09/25/2036 (P)	1,415,000	1,218,925
Series 2005-WMC1, Class M1,
1.007%, 09/25/2035 (P)	743,279	684,132
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
0.637%, 06/22/2051 (P)(S)	900,000	22,500
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.707%, 03/25/2035 (P)	840,000	566,844
Series 2005-3, Class M1,
0.737%, 07/25/2035 (P)	748,000	639,491
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.337%, 03/25/2035 (P)	1,650,000	1,472,085
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.777%, 01/25/2036 (P)	1,980,000	1,692,167
Series 2004-WHQ2, Class M2,
0.887%, 02/25/2035 (P)	2,180,000	1,673,119
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	313,395	304,187
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,895,000	1,452,874
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.667%, 05/25/2035 (P)	922,633	819,166
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041	1,492,275	1,521,673
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	16,229	16,270

TOTAL ASSET BACKED SECURITIES (Cost $36,262,031)		$32,378,211

COMMON STOCKS - 0.00%
Consumer Discretionary - 0.00%
Greektown Superholdings, Inc. (I)	166	11,572
Financials - 0.00%
BTA Bank JSC, GDR (S)	17	52

TOTAL COMMON STOCKS (Cost $18,799)		$11,624

PREFERRED SECURITIES - 0.34%
Consumer Discretionary - 0.02%
Greektown
Superholdings, Inc., Series A (I)	$3,249	$226,500
Consumer Staples - 0.03%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	438,587
Energy - 0.04%
Apache Corp., Series D, 6.000% (L)	9,157	520,850

13

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials - 0.25%
Ally Financial, Inc., 7.300%	$28,855	$584,314
Bank of America Corp.,
Series MER, 8.625%	70,775	1,571,205
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	8,200	210,494
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	745,845

		3,111,858

TOTAL PREFERRED SECURITIES (Cost $4,927,229)		$4,297,795

SECURITIES LENDING COLLATERAL - 0.18%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	225,697	2,258,576

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,258,149)		$2,258,576

SHORT-TERM INVESTMENTS - 10.83%
Money Market Funds - 10.53%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$131,633,130	$131,633,130
Repurchase Agreement - 0.30%
Repurchase Agreement with State
Street Corp. dated 11/30/2011 at
0.010% to be repurchased at $3,799,001
on 12/01/2011, collateralized by
$3,790,000 Federal Home Loan Bank,
1.750% due 12/14/2012 (valued at
$3,880,013, including interest)	3,799,000	3,799,000

TOTAL SHORT-TERM INVESTMENTS (Cost $135,432,130)		$135,432,130

Total Investments (Active Bond Fund)
(Cost $1,338,308,679) - 107.56%		$1,344,680,786
Other assets and liabilities, net - (7.56%)		(94,478,498)

TOTAL NET ASSETS - 100.00%		$1,250,202,288

All Cap Core Fund
	Shares or
	Principal
		Value

COMMON STOCKS - 99.63%
Consumer Discretionary - 12.06%
Auto Components - 0.02%
Standard Motor Products, Inc.	5,700	$111,319
Distributors - 0.24%
Core-Mark Holding Company, Inc.	6,300	242,928
Genuine Parts Company	19,000	1,111,500

		1,354,428
Hotels, Restaurants & Leisure - 3.23%
Boyd Gaming Corp. (I)(L)	13,100	87,770
Domino’s Pizza, Inc. (I)	35,300	1,162,782
McDonald’s Corp.	107,700	10,287,504
Starbucks Corp.	37,700	1,639,196
Wyndham Worldwide Corp.	145,800	5,168,610

		18,345,862
Household Durables - 0.21%
Blyth, Inc.	3,200	210,624

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Garmin, Ltd. (L)	15,600	$570,804
Tempur-Pedic International, Inc. (I)	7,300	398,653

		1,180,081
Leisure Equipment & Products - 0.86%
Jakks Pacific, Inc.	15,100	288,259
Polaris Industries, Inc. (L)	70,600	4,243,060
Sturm Ruger & Company, Inc.	11,400	366,624

		4,897,943
Media - 2.88%
CBS Corp., Class B	312,200	8,129,688
The Washington Post Company, Class B	400	143,564
Time Warner, Inc.	113,300	3,945,106
Viacom, Inc., Class B	93,500	4,185,060

		16,403,418
Multiline Retail - 1.23%
Dillard’s, Inc., Class A (L)	84,300	3,962,100
Macy’s, Inc.	85,700	2,770,681
Tuesday Morning Corp. (I)	77,500	251,100

		6,983,881
Specialty Retail - 2.14%
Aaron’s, Inc.	38,700	1,017,036
Best Buy Company, Inc.	131,000	3,548,790
Foot Locker, Inc.	117,100	2,762,389
Genesco, Inc. (I)	12,300	726,315
Group 1 Automotive, Inc.	6,200	304,482
hhgregg, Inc. (I)(L)	10,100	159,984
HOT Topic, Inc.	88,800	630,480
Limited Brands, Inc.	47,900	2,027,607
Select Comfort Corp. (I)	53,600	993,208

		12,170,291
Textiles, Apparel & Luxury Goods - 1.25%
Coach, Inc.	29,300	1,833,887
Deckers Outdoor Corp. (I)	25,300	2,756,309
True Religion Apparel, Inc. (I)	6,400	225,280
VF Corp.	16,600	2,302,254

		7,117,730

		68,564,953
Consumer Staples - 9.44%
Beverages - 0.41%
Coca-Cola Enterprises, Inc.	80,800	2,110,496
Constellation Brands, Inc., Class A (I)	10,500	204,435

		2,314,931
Food & Staples Retailing - 2.87%
CVS Caremark Corp.	235,400	9,142,936
Whole Foods Market, Inc.	105,300	7,170,930

		16,313,866
Food Products - 2.36%
Cal-Maine Foods, Inc. (L)	7,100	240,406
Kraft Foods, Inc., Class A	199,800	7,222,770
Smart Balance, Inc. (I)	21,700	115,227
The Hain Celestial Group, Inc. (I)	18,500	690,790
Tyson Foods, Inc., Class A (L)	255,700	5,149,798

		13,418,991
Personal Products - 1.46%
Herbalife, Ltd.	125,000	6,912,500
Nu Skin Enterprises, Inc., Class A	29,100	1,389,234

		8,301,734

14

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 2.34%
Philip Morris International, Inc.	174,500	$13,303,880

		53,653,402
Energy - 12.33%
Energy Equipment & Services - 0.33%
Newpark Resources, Inc. (I)	31,500	282,240
SEACOR Holdings, Inc. (I)	18,300	1,587,891

		1,870,131
Oil, Gas & Consumable Fuels - 12.00%
Chevron Corp.	148,600	15,279,052
ConocoPhillips	158,100	11,275,692
Contango Oil & Gas Company (I)	6,200	390,600
CVR Energy, Inc. (I)	141,000	2,566,200
Delek US Holdings, Inc.	5,500	60,445
Exxon Mobil Corp.	111,000	8,928,840
HollyFrontier Corp.	63,400	1,474,050
Marathon Oil Corp.	151,200	4,227,552
Range Resources Corp.	50,200	3,599,842
Stone Energy Corp. (I)	61,800	1,748,322
Tesoro Corp. (I)(L)	296,700	7,088,163
Valero Energy Corp.	338,900	7,547,303
W&T Offshore, Inc. (L)	67,900	1,359,358
Western Refining, Inc. (I)(L)	227,700	2,707,353

		68,252,772

		70,122,903
Financials - 14.44%
Capital Markets - 0.83%
American Capital, Ltd. (I)	252,634	1,760,859
State Street Corp.	75,000	2,973,750

		4,734,609
Commercial Banks - 3.88%
BB&T Corp.	164,300	3,806,831
BOK Financial Corp.	3,200	175,520
Columbia Banking System, Inc.	5,900	106,200
CVB Financial Corp.	40,700	400,081
KeyCorp	894,900	6,523,821
National Penn Bancshares, Inc.	40,700	339,031
PacWest Bancorp	6,200	115,816
Pinnacle Financial Partners, Inc. (I)	15,700	235,343
Regions Financial Corp.	881,800	3,624,198
Susquehanna Bancshares, Inc.	77,700	615,384
Webster Financial Corp.	32,300	636,310
Zions Bancorporation (L)	339,400	5,460,946

		22,039,481
Consumer Finance - 2.90%
American Express Company	171,600	8,243,664
Capital One Financial Corp.	184,000	8,217,440

		16,461,104
Diversified Financial Services - 1.30%
CBOE Holdings, Inc.	10,300	277,276
Interactive Brokers Group, Inc., Class A	16,600	246,842
IntercontinentalExchange, Inc. (I)	43,200	5,258,304
The NASDAQ OMX Group, Inc. (I)	62,300	1,635,375

		7,417,797
Insurance - 3.35%
ACE, Ltd.	58,000	4,032,740
Aflac, Inc.	183,000	7,949,520
Allied World Assurance
Company Holdings, Ltd.	9,123	542,727
Amtrust Financial Services, Inc.	6,800	180,268

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Arch Capital Group, Ltd. (I)	55,000	$2,077,350
Chubb Corp.	17,500	1,180,200
Erie Indemnity Company	1,900	140,201
PartnerRe, Ltd.	6,200	407,464
ProAssurance Corp.	2,600	206,986
RLI Corp.	2,800	198,436
Stewart Information Services Corp.	13,000	137,150
Torchmark Corp.	26,900	1,145,671
Validus Holdings, Ltd.	27,600	830,484

		19,029,197
Real Estate Investment Trusts - 2.18%
Ashford Hospitality Trust, Inc.	50,500	401,980
First Industrial Realty Trust, Inc. (I)	26,800	254,600
Public Storage (L)	30,300	3,996,570
Rayonier, Inc.	174,200	7,079,488
Simon Property Group, Inc.	5,300	659,002

		12,391,640

		82,073,828
Health Care - 14.03%
Biotechnology - 1.25%
Biogen Idec, Inc. (I)	62,100	7,138,395
Health Care Providers & Services - 5.60%
Aetna, Inc.	195,100	8,159,082
AMERIGROUP Corp. (I)	3,600	205,812
Health Net, Inc. (I)	11,600	361,224
Humana, Inc.	89,400	7,927,992
UnitedHealth Group, Inc.	187,900	9,163,883
WellCare Health Plans, Inc. (I)	2,200	128,590
WellPoint, Inc.	83,200	5,869,760

		31,816,343
Pharmaceuticals - 7.18%
Bristol-Myers Squibb Company	54,300	1,776,696
Eli Lilly & Company	211,500	8,005,275
Merck & Company, Inc.	313,800	11,218,350
Par Pharmaceutical Companies, Inc. (I)	31,000	1,004,710
Pfizer, Inc.	672,600	13,499,082
Viropharma, Inc. (I)(L)	221,900	5,327,819

		40,831,932

		79,786,670
Industrials - 9.38%
Aerospace & Defense - 3.68%
General Dynamics Corp.	92,000	6,077,520
HEICO Corp.	7,300	433,182
Honeywell International, Inc.	108,800	5,891,520
Northrop Grumman Corp.	134,809	7,693,550
The Boeing Company	1,900	130,511
Triumph Group, Inc.	11,300	672,237

		20,898,520
Air Freight & Logistics - 0.01%
FedEx Corp.	800	66,464
Airlines - 0.65%
Alaska Air Group, Inc. (I)	22,000	1,527,240
Hawaiian Holdings, Inc. (I)	40,200	239,190
Skywest, Inc.	26,200	317,806
Southwest Airlines Company	167,900	1,407,002
United Continental Holdings, Inc. (I)	10,200	183,294

		3,674,532
Construction & Engineering - 0.54%
Chicago Bridge & Iron Company NV	54,200	2,241,170

15

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
KBR, Inc.	23,800	$687,820
Northwest Pipe Company (I)	5,700	132,753

		3,061,743
Industrial Conglomerates - 0.31%
Tyco International, Ltd.	36,600	1,755,336
Machinery - 3.22%
AGCO Corp. (I)	31,200	1,427,400
Alamo Group, Inc.	5,500	156,200
Caterpillar, Inc.	99,400	9,729,272
Kennametal, Inc. (L)	33,700	1,284,307
Parker Hannifin Corp.	68,800	5,695,264

		18,292,443
Marine - 0.14%
Kirby Corp. (I)	12,600	809,928
Professional Services - 0.25%
Huron Consulting Group, Inc. (I)	3,100	107,632
Robert Half International, Inc.	33,300	882,117
Towers Watson & Company, Class A	7,100	462,636

		1,452,385
Road & Rail - 0.14%
Arkansas Best Corp.	19,700	376,664
Landstar System, Inc.	9,700	448,819

		825,483
Trading Companies & Distributors - 0.44%
W.W. Grainger, Inc.	13,400	2,504,460

		53,341,294
Information Technology - 19.85%
Communications Equipment - 1.07%
Comtech Telecommunications Corp. (L)	75,100	2,274,779
EchoStar Corp., Class A (I)	42,500	934,150
Motorola Solutions, Inc.	62,300	2,907,541

		6,116,470
Computers & Peripherals - 5.55%
Apple, Inc. (I)	48,539	18,551,606
Dell, Inc. (I)	529,300	8,341,768
Imation Corp. (I)	19,500	114,660
SanDisk Corp. (I)	78,300	3,860,973
Western Digital Corp. (I)	23,400	680,238

		31,549,245
Electronic Equipment, Instruments & Components - 1.03%
Jabil Circuit, Inc.	14,100	285,807
Multi-Fineline Electronix, Inc. (I)	11,200	234,416
Tech Data Corp. (I)	69,494	3,421,190
Vishay Intertechnology, Inc. (I)	192,100	1,899,869

		5,841,282
Internet Software & Services - 2.90%
AOL, Inc. (I)	65,100	933,534
Earthlink, Inc.	73,300	461,790
IAC/InterActiveCorp	166,300	6,964,644
InfoSpace, Inc. (I)	11,100	107,004
Yahoo!, Inc. (I)	511,500	8,035,665

		16,502,637
IT Services - 5.32%
CACI International, Inc., Class A (I)	28,400	1,601,192
Fiserv, Inc. (I)	27,000	1,556,820
Global Payments, Inc.	9,200	406,916
International Business Machines Corp.	86,206	16,206,728
Total Systems Services, Inc.	30,300	607,212

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Unisys Corp. (I)	28,300	$683,445
Visa, Inc., Class A	94,500	9,163,665

		30,225,978
Semiconductors & Semiconductor Equipment - 1.66%
Ceva, Inc. (I)	10,900	314,029
GT Advanced Technologies Inc. (I)(L)	205,600	1,587,232
Intel Corp.	140,500	3,499,855
Kulicke & Soffa Industries, Inc. (I)	130,000	1,183,000
Omnivision Technologies, Inc. (I)	56,200	606,398
Photronics, Inc. (I)	164,800	954,192
Teradyne, Inc. (I)	73,600	990,656
Tessera Technologies, Inc. (I)	17,800	308,830

		9,444,192
Software - 2.32%
Activision Blizzard, Inc.	115,800	1,438,236
ANSYS, Inc. (I)	39,600	2,454,012
Electronic Arts, Inc. (I)	294,900	6,838,731
Microsoft Corp.	28,193	721,177
SolarWinds, Inc. (I)	36,000	1,180,440
TIBCO Software, Inc. (I)	15,200	416,480
Websense, Inc. (I)	7,100	128,581

		13,177,657

		112,857,461
Materials - 3.49%
Chemicals - 2.37%
CF Industries Holdings, Inc.	48,300	6,752,340
Monsanto Company	47,700	3,503,565
OM Group, Inc. (I)	71,800	1,633,450
W.R. Grace & Company (I)	37,300	1,554,291

		13,443,646
Containers & Packaging - 0.04%
Boise, Inc.	41,300	246,561
Paper & Forest Products - 1.08%
Buckeye Technologies, Inc.	8,300	257,134
Domtar Corp.	74,900	5,881,897

		6,139,031

		19,829,238
Telecommunication Services - 1.75%
Diversified Telecommunication Services - 1.50%
AT&T, Inc.	294,900	8,546,202
Wireless Telecommunication Services - 0.25%
Telephone & Data Systems, Inc.	43,500	1,174,065
USA Mobility, Inc.	15,300	214,506

		1,388,571

		9,934,773
Utilities - 2.86%
Electric Utilities - 0.94%
Duke Energy Corp.	194,900	4,063,665
PNM Resources, Inc.	67,600	1,291,836

		5,355,501
Gas Utilities - 0.23%
WGL Holdings, Inc.	29,900	1,281,813
Independent Power Producers & Energy Traders - 0.27%
NRG Energy, Inc. (I)	78,200	1,538,976
Multi-Utilities - 1.33%
Ameren Corp.	222,800	7,532,868

16

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.09%
American Water Works Company, Inc.	17,100	$531,297

		16,240,455

TOTAL COMMON STOCKS (Cost $515,272,813)		$566,404,977

SECURITIES LENDING COLLATERAL - 5.09%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	2,893,900	28,959,549

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,952,271)		$28,959,549

SHORT-TERM INVESTMENTS - 0.58%
Money Market Funds - 0.58%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	$3,293,572	$3,293,572

TOTAL SHORT-TERM INVESTMENTS (Cost $3,293,572)		$3,293,572

Total Investments (All Cap Core Fund)
(Cost $547,518,656) - 105.30%		$598,658,098
Other assets and liabilities, net - (5.30%)		(30,149,872)

TOTAL NET ASSETS - 100.00%		$568,508,226

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.30%
Consumer Discretionary - 10.98%
Automobiles - 1.45%
Ford Motor Company (I)	828,675	$8,783,955
Hotels, Restaurants & Leisure - 0.20%
Darden Restaurants, Inc.	24,901	1,188,027
Household Durables - 0.60%
Harman International Industries, Inc.	88,400	3,650,920
Media - 6.08%
Omnicom Group, Inc. (L)	266,400	11,500,488
The Interpublic Group of Companies, Inc.	1,052,023	9,867,976
The Walt Disney Company	101,316	3,632,179
Time Warner, Inc.	342,400	11,922,368

		36,923,011
Multiline Retail - 1.80%
Macy’s, Inc.	108,800	3,517,504
Target Corp.	140,000	7,378,000

		10,895,504
Specialty Retail - 0.85%
Aeropostale, Inc. (I)(L)	30,000	465,300
Guess?, Inc. (L)	84,300	2,370,516
Penske Automotive Group, Inc. (L)	113,500	2,302,915

		5,138,731

		66,580,148
Consumer Staples - 9.67%
Beverages - 3.15%
Beam, Inc.	112,000	5,882,240
Diageo PLC, ADR	80,500	6,891,605
The Coca-Cola Company	94,398	6,346,378

		19,120,223

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 1.48%
CVS Caremark Corp.	230,800	$8,964,272
Food Products - 4.51%
Archer-Daniels-Midland Company	529,765	15,956,522
Bunge, Ltd. (L)	182,877	11,429,813

		27,386,335
Household Products - 0.53%
Colgate-Palmolive Company	35,200	3,220,800

		58,691,630
Energy - 22.27%
Energy Equipment & Services - 6.31%
Baker Hughes, Inc.	88,800	4,849,368
Gulfmark Offshore, Inc., Class A (I)	65,000	2,913,950
Halliburton Company	326,546	12,016,893
Helmerich & Payne, Inc. (L)	63,270	3,603,859
Schlumberger, Ltd.	69,900	5,265,567
Superior Energy Services, Inc. (I)(L)	185,800	5,520,118
Tidewater, Inc. (L)	81,500	4,107,600

		38,277,355
Oil, Gas & Consumable Fuels - 15.96%
Anadarko Petroleum Corp.	201,900	16,408,413
Apache Corp.	70,027	6,963,485
Chevron Corp. (L)	90,759	9,331,840
Consol Energy, Inc.	122,700	5,109,228
Devon Energy Corp.	105,300	6,892,938
EQT Corp.	135,076	8,376,063
Exxon Mobil Corp.	249,000	20,029,560
Imperial Oil, Ltd. (L)	130,100	5,560,474
Lone Pine Resources, Inc. (I)	8,569	64,182
QEP Resources, Inc.	112,041	3,658,139
Range Resources Corp.	105,082	7,535,430
Southwestern Energy Company (I)(L)	181,463	6,904,667

		96,834,419

		135,111,774
Financials - 16.33%
Capital Markets - 4.09%
Affiliated Managers Group, Inc. (I)(L)	50,176	4,745,144
Lazard, Ltd., Class A	268,693	6,937,653
LPL Investment Holdings, Inc. (I)(L)	71,934	2,158,020
State Street Corp.	277,800	11,014,770

		24,855,587
Commercial Banks - 6.24%
City National Corp. (L)	65,163	2,764,214
Commerce Bancshares, Inc. (L)	73,674	2,742,894
Cullen/Frost Bankers, Inc. (L)	93,533	4,729,964
M&T Bank Corp. (L)	29,900	2,182,102
PNC Financial Services Group, Inc.	267,900	14,522,859
Signature Bank (I)(L)	71,800	4,195,274
U.S. Bancorp	259,100	6,715,872

		37,853,179
Diversified Financial Services - 0.94%
JPMorgan Chase & Company	183,740	5,690,428
Insurance - 5.06%
ACE, Ltd.	82,800	5,757,084
Berkshire Hathaway, Inc., Class B (I)	185,600	14,617,856
Marsh & McLennan Companies, Inc.	341,798	10,318,882

		30,693,822

		99,093,016

17

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 13.55%
Biotechnology - 2.64%
Amgen, Inc.	83,326	$4,825,409
Celgene Corp. (I)(L)	151,143	9,534,100
Onyx Pharmaceuticals, Inc. (I)(L)	37,492	1,653,397

		16,012,906
Health Care Equipment & Supplies - 0.41%
St. Jude Medical, Inc.	65,200	2,506,288
Health Care Providers & Services - 6.47%
CIGNA Corp.	75,040	3,319,019
DaVita, Inc. (I)	92,305	7,031,795
Express Scripts, Inc. (I)(L)	218,900	9,992,785
Humana, Inc.	46,096	4,087,793
McKesson Corp.	96,913	7,879,996
UnitedHealth Group, Inc.	141,819	6,916,513

		39,227,901
Life Sciences Tools & Services - 1.34%
Thermo Fisher Scientific, Inc. (I)	172,660	8,158,185
Pharmaceuticals - 2.69%
Teva Pharmaceutical Industries, Ltd., ADR	280,227	11,099,791
Warner Chilcott PLC, Class A (I)	154,400	2,427,168
Watson Pharmaceuticals, Inc. (I)	43,000	2,778,660

		16,305,619

		82,210,899
Industrials - 11.36%
Aerospace & Defense - 3.25%
Rockwell Collins, Inc. (L)	143,600	7,883,640
United Technologies Corp.	154,326	11,821,372

		19,705,012
Construction & Engineering - 1.58%
Jacobs Engineering Group, Inc. (I)(L)	104,716	4,349,903
URS Corp. (I)	145,000	5,240,300

		9,590,203
Electrical Equipment - 0.12%
EnerSys, Inc. (I)	29,059	698,869
Machinery - 5.92%
Dover Corp. (L)	140,700	7,734,279
Eaton Corp.	110,000	4,940,100
Kennametal, Inc.	104,920	3,998,501
Pall Corp.	104,180	5,676,768
Parker Hannifin Corp.	52,725	4,364,576
Robbins & Myers, Inc.	15,414	820,025
Trinity Industries, Inc. (L)	293,781	8,396,261

		35,930,510
Road & Rail - 0.49%
Kansas City Southern (I)(L)	43,734	2,975,224

		68,899,818
Information Technology - 5.61%
Communications Equipment - 0.57%
QUALCOMM, Inc.	63,280	3,467,744
Computers & Peripherals - 0.59%
EMC Corp. (I)(L)	120,266	2,767,321
NetApp, Inc. (I)(L)	22,600	832,358

		3,599,679
Electronic Equipment, Instruments & Components - 1.39%
Anixter International, Inc. (I)(L)	105,900	6,503,319

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Arrow Electronics, Inc. (I)	53,326	$1,949,599

		8,452,918
IT Services - 0.14%
Booz Allen Hamilton Holding Corp. (I)	59,364	829,315
Semiconductors & Semiconductor Equipment - 1.74%
Intel Corp.	135,559	3,376,775
Texas Instruments, Inc.	238,398	7,175,780

		10,552,555
Software - 1.18%
Adobe Systems, Inc. (I)(L)	134,041	3,675,404
Intuit, Inc.	64,700	3,444,628

		7,120,032

		34,022,243
Materials - 8.00%
Chemicals - 3.97%
Air Products & Chemicals, Inc. (L)	89,500	7,495,625
Albemarle Corp. (L)	50,300	2,742,859
Koppers Holdings, Inc.	32,200	1,063,566
PPG Industries, Inc.	51,559	4,524,302
Sigma-Aldrich Corp.	48,679	3,154,886
The Mosaic Company	97,000	5,117,720

		24,098,958
Containers & Packaging - 0.45%
Greif, Inc., Class A	58,800	2,741,256
Metals & Mining - 3.55%
Barrick Gold Corp. (L)	112,695	5,959,312
Carpenter Technology Corp. (L)	49,210	2,664,229
Freeport-McMoRan Copper & Gold, Inc.	115,000	4,554,000
Reliance Steel & Aluminum Company	170,232	8,360,090

		21,537,631
Paper & Forest Products - 0.03%
International Paper Company	6,082	172,729

		48,550,574
Utilities - 1.53%
Electric Utilities - 1.53%
NextEra Energy, Inc.	167,540	9,288,418

TOTAL COMMON STOCKS (Cost $553,181,931)		$602,448,520

SECURITIES LENDING COLLATERAL - 14.09%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	8,545,269	85,513,363

TOTAL SECURITIES LENDING
COLLATERAL (Cost $85,495,210)		$85,513,363

Total Investments (All Cap Value Fund)
(Cost $638,677,141) - 113.39%		$687,961,883
Other assets and liabilities, net - (13.39%)		(81,242,350)

TOTAL NET ASSETS - 100.00%		$606,719,533

18

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.99%
Consumer Discretionary - 19.43%
Auto Components - 1.12%
Dana Holding Corp. (I)	72,055	$897,805
Johnson Controls, Inc.	229,480	7,224,030
Modine Manufacturing Company (I)(L)	457,717	4,430,701
Stoneridge, Inc. (I)	242,480	1,993,186

		14,545,722
Automobiles - 0.35%
Daimler AG	21,955	996,228
Harley-Davidson, Inc.	75,335	2,770,068
Hyundai Motor Company, Ltd.	774	150,037
Peugeot SA	34,820	652,714

		4,569,047
Distributors - 0.02%
LKQ Corp. (I)	11,100	338,883
Diversified Consumer Services - 0.49%
Estacio Participacoes SA	144,085	1,450,132
Weight Watchers International, Inc. (L)	83,620	4,914,347

		6,364,479
Hotels, Restaurants & Leisure - 1.75%
Chipotle Mexican Grill, Inc. (I)(L)	1,000	321,560
Dunkin’ Brands Group, Inc. (I)	29,950	757,735
McDonald’s Corp.	59,510	5,684,395
Sonic Corp. (I)(L)	409,135	2,888,493
Starbucks Corp.	302,330	13,145,308

		22,797,491
Household Durables - 3.02%
Furniture Brands International, Inc. (I)(L)	646,308	652,771
Lennar Corp., Class A (L)	422,835	7,784,392
NVR, Inc. (I)(L)	8,485	5,683,677
PDG Realty SA Empreendimentos
e Participacoes	161,072	598,559
Pulte Group, Inc. (I)(L)	2,650,080	16,191,989
SodasStream International, Ltd. (I)(L)	74,925	2,236,511
Tempur-Pedic International, Inc. (I)(L)	113,155	6,179,395

		39,327,294
Internet & Catalog Retail - 1.32%
Amazon.com, Inc. (I)	67,010	12,885,353
Blue Nile, Inc. (I)(L)	74,990	2,848,870
Shutterfly, Inc. (I)(L)	55,040	1,490,483

		17,224,706
Leisure Equipment & Products - 1.19%
Brunswick Corp. (L)	316,124	5,886,229
Hasbro, Inc.	74,335	2,661,936
Mattel, Inc.	227,153	6,544,278
Polaris Industries, Inc.	6,300	378,630

		15,471,073
Media - 3.13%
AMC Networks, Inc. (I)	54,950	1,978,200
Comcast Corp., Class A	442,242	10,025,626
Comcast Corp., Special Class A	237,280	5,305,581
DIRECTV, Class A (I)(L)	54,350	2,566,407
Omnicom Group, Inc.	205,677	8,879,076
The Walt Disney Company (I)	266,124	9,540,545
Viacom, Inc., Class B	55,710	2,493,580

		40,789,015
Multiline Retail - 1.23%
Dollar Tree, Inc. (I)	37,500	3,055,875
Golden Eagle Retail Group, Ltd. (L)	317,565	734,017
Macy’s, Inc.	13,300	429,989

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Maoye International Holdings, Ltd. (I)	5,683,675	$1,396,628
Nordstrom, Inc.	3,900	176,592
Target Corp.	194,095	10,228,807

		16,021,908
Specialty Retail - 4.54%
Advance Auto Parts, Inc. (L)	46,455	3,215,615
AutoZone, Inc. (I)	9,350	3,070,353
CarMax, Inc. (I)(L)	18,370	528,321
Esprit Holdings, Ltd.	949,050	1,363,387
Express, Inc.	249,170	5,653,667
GameStop Corp., Class A (I)(L)	30,470	704,466
GNC Holdings, Inc., Class A (I)	290,046	7,909,554
Home Depot, Inc.	177,811	6,973,747
Limited Brands, Inc.	9,100	385,203
Lowe’s Companies, Inc.	397,799	9,551,154
Monro Muffler Brake, Inc. (L)	33,635	1,350,445
PetSmart, Inc.	55,380	2,672,085
Rent-A-Center, Inc.	45,945	1,651,723
Ross Stores, Inc.	65,440	5,830,050
Staples, Inc.	366,835	5,286,092
Talbots, Inc. (I)(L)	1,034,370	2,058,396
TJX Companies, Inc.	7,300	450,410
Tractor Supply Company	3,100	223,913
Ulta Salon Cosmetics & Fragrance, Inc. (I)(L)	3,600	250,668

		59,129,249
Textiles, Apparel & Luxury Goods - 1.27%
Deckers Outdoor Corp. (I)	19,820	2,159,290
Hanesbrands, Inc. (I)	414,580	10,211,105
Liz Claiborne, Inc. (I)(L)	334,050	2,762,594
Lululemon Athletica, Inc. (I)	7,500	372,750
PVH Corp.	4,000	271,560
Samsonite International SA (I)	194,400	255,238
Under Armour, Inc., Class A (I)	6,000	487,980

		16,520,517

		253,099,384
Consumer Staples - 8.53%
Beverages - 1.73%
Anheuser-Busch InBev NV	45,994	2,751,449
Molson Coors Brewing Company, Class B	114,220	4,636,190
PepsiCo, Inc.	229,493	14,687,552
Primo Water Corp. (I)	167,480	514,164

		22,589,355
Food & Staples Retailing - 1.24%
Costco Wholesale Corp.	7,100	605,630
CVS Caremark Corp.	212,279	8,244,916
Shoprite Holdings, Ltd.	7,402	124,874
Sysco Corp. (L)	249,351	7,116,478

		16,091,898
Food Products - 3.99%
Asian Bamboo AG (L)	71,989	1,449,788
Asian Citrus Holdings, Ltd.	3,365,683	2,209,986
China Green Holdings, Ltd. (L)	1,678,960	508,947
China Minzhong Food Corp. Ltd. (I)	1,674,140	1,148,941
Diamond Foods, Inc. (L)	90,260	2,504,715
General Mills, Inc.	116,548	4,656,093
Green Mountain Coffee Roasters, Inc. (I)(L)	218,495	11,455,693
Kraft Foods, Inc., Class A	250,670	9,061,721
Mead Johnson Nutrition Company	7,200	542,592
PureCircle, Ltd. (I)(L)	1,391,313	2,337,568
Smithfield Foods, Inc. (I)(L)	374,723	9,176,966
Unilever NV	95,691	3,258,879

19

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Unilever NV - NY Shares	108,700	$3,707,757

		52,019,646
Household Products - 0.05%
Colgate-Palmolive Company	6,600	603,900
Tobacco - 1.52%
Altria Group, Inc.	137,350	3,940,572
British American Tobacco PLC	71,190	3,304,086
Lorillard, Inc.	33,270	3,713,597
Philip Morris International, Inc.	116,680	8,895,683

		19,853,938

		111,158,737
Energy - 9.90%
Energy Equipment & Services - 1.14%
Baker Hughes, Inc.	56,775	3,100,483
Cameron International Corp. (I)	7,900	426,521
Ensco International PLC, ADR	58,910	3,061,553
Hornbeck Offshore Services, Inc. (I)(L)	31,180	1,052,013
McDermott International, Inc. (I)	153,150	1,732,127
Oceaneering International, Inc.	13,200	627,792
Petroleum Geo-Services ASA (I)	255,616	2,659,947
Tidewater, Inc. (L)	41,863	2,109,895

		14,770,331
Oil, Gas & Consumable Fuels - 8.76%
Alpha Natural Resources, Inc. (I)	77,666	1,863,984
Anadarko Petroleum Corp.	174,780	14,204,371
BG Group PLC (I)	419,681	9,006,454
Bumi Resources Tbk PT	4,469,035	1,040,605
Cabot Oil & Gas Corp.	38,960	3,451,466
Chesapeake Energy Corp. (L)	468,024	11,859,728
Chevron Corp.	61,500	6,323,430
Cobalt International Energy, Inc. (I)(L)	444,347	4,750,069
Consol Energy, Inc.	69,770	2,905,223
Cove Energy PLC (I)	104,974	158,929
EOG Resources, Inc.	10,900	1,130,766
Exxon Mobil Corp.	63,750	5,128,050
Gazprom OAO, ADR	150,817	1,734,396
Inpex Corp.	180	1,209,690
Karoon Gas Australia, Ltd. (I)	504,224	2,582,122
KiOR, Inc., Class A (I)(L)	58,839	1,034,390
Newfield Exploration Company (I)	26,405	1,209,349
Occidental Petroleum Corp.	143,672	14,209,161
Petroleo Brasileiro SA, ADR	328,105	8,855,554
Pioneer Natural Resources Company	17,980	1,699,829
Rosetta Resources, Inc. (I)(L)	56,460	3,068,036
Royal Dutch Shell PLC, ADR, Class B (L)	83,200	6,006,208
Statoil ASA, ADR (L)	116,375	3,016,440
Uranium One, Inc. (L)	822,355	1,870,546
Vallares PLC (I)	277,057	3,825,139
Whiting Petroleum Corp. (I)	43,040	2,001,790

		114,145,725

		128,916,056
Financials - 9.92%
Capital Markets - 2.60%
BlackRock, Inc.	54,425	9,363,277
CETIP SA - Balcao Organizado de Ativos
e Derivativos	77,590	1,128,441
GAM Holding, Ltd. (I)	42,843	498,748
Greenhill & Company, Inc. (L)	68,785	2,652,350
Invesco, Ltd.	332,035	6,723,709
Matsui Securities Company, Ltd. (L)	525,215	2,472,019

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
SEI Investments Company	287,960	$4,837,728
T. Rowe Price Group, Inc.	52,030	2,953,223
The Goldman Sachs Group, Inc.	25,350	2,430,051
UBS AG (Swiss Exchange) (I)	69,382	852,869

		33,912,415
Commercial Banks - 3.54%
Banco Santander Brasil SA, ADR	202,375	1,562,335
Barclays PLC	755,389	2,173,553
Cullen/Frost Bankers, Inc.	93,705	4,738,662
First Republic Bank (I)	74,120	2,103,526
M&T Bank Corp. (L)	74,485	5,435,915
Mitsubishi UFJ Financial Group	176,460	766,623
PNC Financial Services Group, Inc.	76,863	4,166,743
U.S. Bancorp	190,500	4,937,760
Wells Fargo & Company	779,333	20,153,551

		46,038,668
Consumer Finance - 0.11%
Acom Company, Ltd. (I)	86,445	1,401,091
Diversified Financial Services - 1.96%
Bank of America Corp.	1,019,404	5,545,558
ING Groep NV (I)	254,487	1,984,583
JPMorgan Chase & Company	226,736	7,022,014
Justice Holdings, Ltd. (I)	347,665	4,845,559
PHH Corp. (I)(L)	208,585	3,203,866
The NASDAQ OMX Group, Inc. (I)	112,640	2,956,800

		25,558,380
Insurance - 1.62%
ACE, Ltd.	77,415	5,382,665
Ageas	1,050,510	1,851,234
Genworth Financial, Inc., Class A (I)	129,050	850,440
Marsh & McLennan Companies, Inc.	245,000	7,396,550
Tokio Marine Holdings, Inc.	28,535	692,251
Unum Group (L)	221,200	4,979,212

		21,152,352
Real Estate Investment Trusts - 0.01%
Digital Realty Trust, Inc.	2,700	171,450
Real Estate Management & Development - 0.02%
Daito Trust Construction Company, Ltd.	2,750	245,344
Thrifts & Mortgage Finance - 0.06%
Radian Group, Inc. (L)	371,733	802,943

		129,282,643
Health Care - 11.40%
Biotechnology - 2.37%
Amgen, Inc.	67,555	3,912,110
Biogen Idec, Inc. (I)	88,290	10,148,936
Celgene Corp. (I)	38,570	2,432,996
Gilead Sciences, Inc. (I)	146,600	5,842,010
Novavax, Inc. (I)(L)	1,293,440	1,784,947
Regeneron Pharmaceuticals, Inc. (I)(L)	74,390	4,420,254
Seattle Genetics, Inc. (I)(L)	144,240	2,398,711

		30,939,964
Health Care Equipment & Supplies - 3.61%
Edwards Lifesciences Corp. (I)	125,600	8,293,368
Gen-Probe, Inc. (I)	162,270	10,221,387
Hologic, Inc. (I)	585,020	10,302,202
Intuitive Surgical, Inc. (I)	14,540	6,313,413
Medtronic, Inc.	289,677	10,552,933
Zoll Medical Corp. (I)	30,500	1,403,915

		47,087,218

20

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.61%
CIGNA Corp.	132,710	$5,869,763
Humana, Inc.	4,300	381,324
UnitedHealth Group, Inc.	301,314	14,695,084

		20,946,171
Health Care Technology - 1.07%
Careview Communications, Inc. (I)(L)	1,467,370	2,113,013
SXC Health Solutions Corp. (I)	201,474	11,850,701

		13,963,714
Life Sciences Tools & Services - 0.57%
Agilent Technologies, Inc. (I)	157,100	5,891,250
Life Technologies Corp. (I)	39,220	1,518,991

		7,410,241
Pharmaceuticals - 2.17%
AstraZeneca PLC, ADR (L)	53,600	2,464,528
Bristol-Myers Squibb Company	19,800	647,856
Elan Corp. PLC, ADR (I)	212,927	2,303,870
Eli Lilly & Company	21,460	812,261
Johnson & Johnson	83,503	5,404,314
Merck & Company, Inc.	150,121	5,366,826
Pfizer, Inc.	504,779	10,130,915
UCB SA	14,330	600,465
United Laboratories, Ltd. (L)	843,475	487,328

		28,218,363

		148,565,671
Industrials - 11.10%
Aerospace & Defense - 4.19%
BE Aerospace, Inc. (I)(L)	98,025	3,818,074
DigitalGlobe, Inc. (I)	272,600	4,061,740
General Dynamics Corp.	167,124	11,040,211
HEICO Corp. (L)	44,630	2,648,344
Honeywell International, Inc.	36,800	1,992,720
Lockheed Martin Corp.	111,531	8,716,148
Northrop Grumman Corp.	135,629	7,740,347
Rolls-Royce Holdings PLC (I)	238,095	2,733,299
Rolls-Royce Holdings PLC, C Shares	6,226,215	9,768
Safran SA	131,456	3,896,163
TransDigm Group, Inc. (I)	53,210	5,130,508
Triumph Group, Inc. (L)	46,860	2,787,701

		54,575,023
Air Freight & Logistics - 0.81%
United Parcel Service, Inc., Class B	147,876	10,610,103
Airlines - 0.57%
AirAsia BHD	1,340,387	1,611,859
Cathay Pacific Airways, Ltd.	653,200	1,185,217
Copa Holdings SA, Class A	14,660	946,450
Delta Air Lines, Inc. (I)	451,877	3,669,241

		7,412,767
Building Products - 0.36%
Lennox International, Inc.	142,910	4,734,608
Commercial Services & Supplies - 0.44%
Corrections Corp. of America (I)	153,350	3,220,350
SYKES Enterprises, Inc. (I)	83,160	1,354,676
The Geo Group, Inc. (I)(L)	61,940	1,096,338

		5,671,364
Construction & Engineering - 0.66%
AECOM Technology Corp. (I)	267,000	5,727,150
Jacobs Engineering Group, Inc. (I)	68,770	2,856,706

		8,583,856

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.03%
AMETEK, Inc.	9,300	$398,412
Industrial Conglomerates - 0.92%
3M Company	75,404	6,110,740
Tyco International, Ltd.	123,750	5,935,050

		12,045,790
Machinery - 1.90%
Chart Industries, Inc. (I)(L)	36,900	2,245,734
Donaldson Company, Inc.	6,000	410,100
IDEX Corp.	61,220	2,232,081
Illinois Tool Works, Inc.	116,400	5,289,216
Joy Global, Inc.	3,500	319,480
Meritor, Inc. (I)(L)	166,089	988,230
PACCAR, Inc. (L)	139,720	5,668,440
Pall Corp.	25,175	1,371,786
Stanley Black & Decker, Inc.	91,520	5,988,154
United Tractors Tbk PT	60,152	159,855
Wabtec Corp.	700	47,775

		24,720,851
Professional Services - 0.28%
Verisk Analytics, Inc., Class A (I)	93,160	3,659,325
Road & Rail - 0.34%
Hertz Global Holdings, Inc. (I)	103,260	1,167,871
J.B. Hunt Transport Services, Inc. (L)	71,010	3,246,577

		4,414,448
Trading Companies & Distributors - 0.60%
Fastenal Company (L)	5,600	233,240
MSC Industrial Direct Company, Inc., Class A	69,910	4,860,842
United Rentals, Inc. (I)(L)	97,755	2,750,826

		7,844,908

		144,671,455
Information Technology - 17.46%
Communications Equipment - 2.64%
Acme Packet, Inc. (I)(L)	94,390	3,155,458
Cisco Systems, Inc.	888,574	16,563,019
F5 Networks, Inc. (I)	76,175	8,610,060
HUGHES Telematics, Inc. (I)(L)	28,605	148,746
JDS Uniphase Corp. (I)(L)	101,780	1,117,544
Juniper Networks, Inc. (I)	76,360	1,734,136
QUALCOMM, Inc.	56,405	3,090,994

		34,419,957
Computers & Peripherals - 2.56%
Apple, Inc. (I)	49,822	19,041,968
EMC Corp. (I)	526,630	12,117,756
Imagination Technologies Group PLC (I)	104,610	814,291
SanDisk Corp. (I)	11,800	581,858
Toshiba Corp.	165,495	765,708

		33,321,581
Electronic Equipment, Instruments & Components - 0.95%
Arrow Electronics, Inc. (I)	126,240	4,615,334
Avnet, Inc. (I)	18,565	553,051
Hollysys Automation Technologies, Ltd. (I)(L)	110,220	975,447
Hon Hai Precision Industry Company, Ltd.	507,219	1,376,856
Jabil Circuit, Inc.	223,335	4,527,000
Trimble Navigation, Ltd. (I)	8,300	357,564

		12,405,252
Internet Software & Services - 2.21%
Baidu, Inc., ADR (I)	14,815	1,940,617
eBay, Inc. (I)	426,777	12,628,331
Google, Inc., Class A (I)	5,210	3,122,822

21

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Gree, Inc.	7,200	$241,523
KIT Digital, Inc. (I)(L)	548,318	4,890,997
LinkedIn Corp. Class A (I)(L)	89,610	5,907,987

		28,732,277
IT Services - 2.73%
Automatic Data Processing, Inc.	153,210	7,827,499
Cielo SA	10,400	276,915
International Business Machines Corp.	4,500	846,000
MasterCard, Inc., Class A	2,200	824,010
Sapient Corp. (L)	262,165	3,219,386
Teradata Corp. (I)	22,700	1,231,021
The Western Union Company	1,226,146	21,383,986

		35,608,817
Semiconductors & Semiconductor Equipment - 2.56%
Altera Corp.	52,460	1,976,168
Analog Devices, Inc.	102,100	3,559,206
ARM Holdings PLC	368,938	3,463,387
ASML Holding NV (L)	4,700	185,791
Avago Technologies, Ltd.	97,685	2,922,735
Intel Corp.	156,200	3,890,942
Maxim Integrated Products, Inc.	148,000	3,796,200
ON Semiconductor Corp. (I)	122,355	921,333
RF Micro Devices, Inc. (I)(L)	129,830	808,841
Samsung Electronics Company, Ltd.	1,336	1,212,912
Skyworks Solutions, Inc. (I)	462,020	7,535,546
Xilinx, Inc. (L)	93,500	3,058,385

		33,331,446
Software - 3.81%
Activision Blizzard, Inc.	812,680	10,093,486
ANSYS, Inc. (I)(L)	18,355	1,137,459
Cadence Design Systems, Inc. (I)(L)	1,044,300	11,424,642
FactSet Research Systems, Inc. (L)	17,695	1,649,705
Glu Mobile Inc. (I)(L)	88,690	274,052
Microsoft Corp.	428,873	10,970,571
Oracle Corp.	175,730	5,509,136
Perfect World Company, Ltd. (I)	97,410	1,017,935
Rovi Corp. (I)	51,400	1,426,350
TIBCO Software, Inc. (I)	147,370	4,037,938
TiVo, Inc. (I)(L)	126,720	1,251,994
VMware, Inc., Class A (I)(L)	8,420	814,046

		49,607,314

		227,426,644
Materials - 6.45%
Chemicals - 2.77%
Agrium, Inc.	71,360	5,008,738
Akzo Nobel NV	17,974	912,711
Celanese Corp., Series A	87,125	4,050,441
CF Industries Holdings, Inc.	29,745	4,158,351
Huabao International Holdings, Ltd. (L)	1,763,840	1,045,960
LyondellBasell Industries NV, Class A	11,800	385,506
Methanex Corp.	118,936	2,907,985
Praxair, Inc.	43,999	4,487,898
PTT Global Chemical PCL (I)	325,960	684,966
The Mosaic Company	161,135	8,501,483
The Sherwin-Williams Company	45,590	3,958,580

		36,102,619
Containers & Packaging - 0.21%
Graphic Packaging Holding Company (I)	222,320	984,878
Silgan Holdings, Inc.	44,375	1,727,963

		2,712,841

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 3.23%
Allied Nevada Gold Corp. (I)	43,980	$1,578,442
AngloGold Ashanti, Ltd., ADR (L)	75,020	3,597,959
ArcelorMittal (L)	142,955	2,700,420
Barrick Gold Corp. (L)	120,075	6,349,566
China Metal Recycling Holdings, Ltd.	1,124,485	1,350,057
Detour Gold Corp. (I)	95,310	2,778,142
Fortescue Metals Group, Ltd.	374,393	1,848,355
Freeport-McMoRan Copper & Gold, Inc.	35,020	1,386,792
Fresnillo PLC	66,824	1,806,523
Glencore International PLC (L)	129,178	813,524
Goldcorp, Inc.	80,670	4,331,172
Iluka Resources, Ltd.	113,691	1,823,557
Ivanhoe Mines, Ltd. (I)	48,695	1,050,336
Molycorp, Inc. (I)(L)	99,250	3,359,613
Mongolian Mining Corp. (I)	1,346,495	1,094,804
Newmont Mining Corp.	46,990	3,236,671
Nucor Corp.	59,500	2,346,085
Sandstorm Gold Ltd. (I)	525,110	695,033

		42,147,051
Paper & Forest Products - 0.24%
Louisiana-Pacific Corp. (I)(L)	147,953	1,180,665
Norbord, Inc. (I)	224,115	1,733,680
Sino-Forest Corp. (I)(L)	157,965	217,202

		3,131,547

		84,094,058
Telecommunication Services - 1.11%
Diversified Telecommunication Services - 0.64%
AT&T, Inc.	136,000	3,941,280
HUGHES Telematics Inc	243,300	1,265,160
Telenor ASA	181,430	3,100,678

		8,307,118
Wireless Telecommunication Services - 0.47%
American Tower Corp., Class A	103,935	6,132,165

		14,439,283
Utilities - 0.69%
Electric Utilities - 0.06%
PPL Corp.	15,000	450,300
Southern Company	6,400	281,024

		731,324
Gas Utilities - 0.42%
UGI Corp.	180,850	5,418,266
Independent Power Producers & Energy Traders - 0.15%
NRG Energy, Inc. (I)	102,295	2,013,166
Multi-Utilities - 0.06%
Consolidated Edison, Inc. (L)	5,800	344,636
Wisconsin Energy Corp.	7,300	242,214
Xcel Energy, Inc.	8,900	233,981

		820,831

		8,983,587

TOTAL COMMON STOCKS (Cost $1,278,346,535)		$1,250,637,518

PREFERRED SECURITIES - 0.01%
Consumer Staples - 0.01%
Companhia de Bebidas das Americas, ADR $	4,200	$144,396
Financials - 0.00%
Banco do Estado do Rio Grande do Sul SA	2,475	26,404

TOTAL PREFERRED SECURITIES (Cost $172,092)		$170,800

22

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 12.18%
Securities Lending Collateral - 12.18%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	$15,863,556	158,748,296

TOTAL SECURITIES LENDING
COLLATERAL (Cost $158,723,017)		$158,748,296

SHORT-TERM INVESTMENTS - 2.46%
Repurchase Agreement - 2.46%
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 11/30/2011 at
0.1400% to be repurchased at $32,000,124
on 12/01/2011 collateralized by $32,531,553
Government National Mortgage Association,
4.500% due 10/20/2039 (valued at
$32,640,001 including interest)	$32,000,000	$32,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,000,000)		$32,000,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,469,241,644) - 110.64%		$1,441,556,614
Other assets and liabilities, net - (10.64%)		(138,667,719)

TOTAL NET ASSETS - 100.00%		$1,302,888,895

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.17%
Consumer Discretionary - 22.40%
Auto Components - 0.58%
Johnson Controls, Inc.	365,800	$11,515,384
Automobiles - 0.01%
General Motors Company (I)	10,600	225,674
Diversified Consumer Services - 0.01%
Weight Watchers International, Inc.	3,000	176,310
Hotels, Restaurants & Leisure - 8.05%
Carnival Corp.	499,900	16,596,680
Chipotle Mexican Grill, Inc. (I)	35,900	11,544,004
Las Vegas Sands Corp. (I)	513,900	24,004,269
Marriott International, Inc., Class A (L)	576,985	17,667,281
McDonald’s Corp.	211,600	20,212,032
Starbucks Corp.	907,300	39,449,404
Starwood Hotels &
Resorts Worldwide, Inc. (L)	350,200	16,697,536
Wynn Resorts, Ltd.	35,100	4,231,656
Yum! Brands, Inc.	180,000	10,087,200

		160,490,062
Internet & Catalog Retail - 6.79%
Amazon.com, Inc. (I)	427,911	82,283,006
Groupon Incgroupon Inc (I)(L)	58,900	1,030,750
Liberty Media Corp. - Interactive, Series A (I)	483,300	7,858,458
priceline.com, Inc. (I)	91,200	44,313,168

		135,485,382
Leisure Equipment & Products - 0.01%
Hasbro, Inc.	3,500	125,335
Mattel, Inc.	100	2,881

		128,216
Media - 1.47%
DIRECTV, Class A (I)	50,900	2,403,498

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Discovery Communications, Inc., Series C (I)	360,100	$13,626,184
Omnicom Group, Inc.	98,700	4,260,879
The Walt Disney Company	244,900	8,779,665
Time Warner, Inc.	6,933	241,407

		29,311,633
Multiline Retail - 0.08%
Dollar Tree, Inc. (I)	19,450	1,584,981
Kohl’s Corp.	2,070	111,366

		1,696,347
Specialty Retail - 2.03%
Bed Bath & Beyond, Inc. (I)	248,700	15,048,837
Home Depot, Inc.	47,800	1,874,716
Limited Brands, Inc.	35,400	1,498,482
O’Reilly Automotive, Inc. (I)	230,900	17,834,716
Tiffany & Company	63,300	4,243,632

		40,500,383
Textiles, Apparel & Luxury Goods - 3.37%
Coach, Inc.	184,800	11,566,632
Fossil, Inc. (I)	133,900	11,996,101
NIKE, Inc., Class B	241,700	23,246,706
Ralph Lauren Corp.	144,000	20,427,840

		67,237,279

		446,766,670
Consumer Staples - 0.73%
Beverages - 0.20%
Hansen Natural Corp. (I)	39,500	3,641,900
The Coca-Cola Company	7,000	470,610

		4,112,510
Food & Staples Retailing - 0.51%
Costco Wholesale Corp.	200	17,060
Whole Foods Market, Inc.	148,800	10,133,280

		10,150,340
Household Products - 0.02%
The Procter & Gamble Company	5,128	331,115

		14,593,965
Energy - 8.41%
Energy Equipment & Services - 4.47%
Baker Hughes, Inc.	179,200	9,786,112
Cameron International Corp. (I)	279,400	15,084,806
FMC Technologies, Inc. (I)(L)	209,700	10,979,892
Halliburton Company	165,700	6,097,760
Schlumberger, Ltd.	625,808	47,142,117

		89,090,687
Oil, Gas & Consumable Fuels - 3.94%
Concho Resources, Inc. (I)	144,400	14,673,928
Devon Energy Corp.	3,200	209,472
EOG Resources, Inc.	198,600	20,602,764
EQT Corp.	125,300	7,769,853
Exxon Mobil Corp.	162	13,031
Occidental Petroleum Corp.	96,800	9,573,520
Peabody Energy Corp.	302,400	11,863,152
Pioneer Natural Resources Company (L)	35,300	3,337,262
Range Resources Corp.	147,100	10,548,541

		78,591,523

		167,682,210

23

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 7.20%
Capital Markets - 3.45%
Ameriprise Financial, Inc.	148,889	$6,835,494
BlackRock, Inc.	1,200	206,448
Franklin Resources, Inc.	340,235	34,302,491
Invesco, Ltd.	832,000	16,848,000
Northern Trust Corp.	58,911	2,216,821
State Street Corp.	164,629	6,527,540
TD Ameritrade Holding Corp.	84,000	1,368,360
The Charles Schwab Corp.	21,814	260,895
The Goldman Sachs Group, Inc.	2,524	241,951

		68,808,000
Commercial Banks - 0.62%
U.S. Bancorp	385,300	9,986,976
Wells Fargo & Company	95,600	2,472,216

		12,459,192
Consumer Finance - 1.30%
American Express Company	541,248	26,001,554
Diversified Financial Services - 1.13%
CME Group, Inc.	7,100	1,769,888
IntercontinentalExchange, Inc. (I)	134,150	16,328,738
JPMorgan Chase & Company	140,600	4,354,382

		22,453,008
Insurance - 0.64%
Marsh & McLennan Companies, Inc.	126,400	3,816,016
Prudential Financial, Inc.	176,500	8,937,960

		12,753,976
Real Estate Management & Development - 0.06%
CBRE Group, Inc. (I)	65,500	1,101,055

		143,576,785
Health Care - 8.80%
Biotechnology - 2.67%
Alexion Pharmaceuticals, Inc. (I)	100,800	6,920,928
Amgen, Inc.	5,600	324,296
Biogen Idec, Inc. (I)	177,700	20,426,615
Celgene Corp. (I)	397,600	25,080,608
Gilead Sciences, Inc. (I)	9,700	386,545

		53,138,992
Health Care Equipment & Supplies - 1.04%
Baxter International, Inc.	137,700	7,113,582
Covidien PLC	53,000	2,414,150
Edwards Lifesciences Corp. (I)	13,100	864,993
Intuitive Surgical, Inc. (I)	250	108,553
Stryker Corp.	210,621	10,284,623

		20,785,901
Health Care Providers & Services - 3.99%
Cardinal Health, Inc.	352,700	14,975,642
Express Scripts, Inc. (I)	450,200	20,551,630
McKesson Corp.	468,000	38,053,080
UnitedHealth Group, Inc.	123,800	6,037,726

		79,618,078
Health Care Technology - 0.00%
Cerner Corp. (I)	400	24,392
Life Sciences Tools & Services - 0.27%
Thermo Fisher Scientific, Inc. (I)	111,900	5,287,275
Pharmaceuticals - 0.83%
Allergan, Inc.	190,800	15,973,776

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shire PLC, ADR	6,571	$665,774

		16,639,550

		175,494,188
Industrials - 15.36%
Aerospace & Defense - 3.74%
Honeywell International, Inc.	206,000	11,154,900
Precision Castparts Corp.	196,600	32,389,850
The Boeing Company	158,400	10,880,496
United Technologies Corp.	262,300	20,092,180

		74,517,426
Air Freight & Logistics - 1.91%
C.H. Robinson Worldwide, Inc.	3,300	226,083
Expeditors International of Washington, Inc.	192,600	8,380,026
FedEx Corp.	356,400	29,609,712

		38,215,821
Electrical Equipment - 0.72%
Emerson Electric Company	151,300	7,905,425
Roper Industries, Inc. (L)	75,300	6,414,807

		14,320,232
Industrial Conglomerates - 3.58%
3M Company	46,200	3,744,048
Danaher Corp.	1,397,474	67,609,792

		71,353,840
Machinery - 1.41%
Caterpillar, Inc.	69,900	6,841,812
Cummins, Inc.	36,000	3,467,880
Deere & Company	23,700	1,878,225
Joy Global, Inc. (L)	139,600	12,742,688
Stanley Black & Decker, Inc.	47,800	3,127,554

		28,058,159
Road & Rail - 1.73%
Kansas City Southern (I)	32,500	2,210,975
Norfolk Southern Corp.	17,100	1,291,734
Union Pacific Corp.	301,000	31,126,410

		34,629,119
Trading Companies & Distributors - 2.27%
Fastenal Company (L)	717,900	29,900,535
W.W. Grainger, Inc. (L)	82,400	15,400,560

		45,301,095

		306,395,692
Information Technology - 30.22%
Communications Equipment - 2.96%
Juniper Networks, Inc. (I)	584,879	13,282,602
QUALCOMM, Inc.	834,623	45,737,340

		59,019,942
Computers & Peripherals - 9.01%
Apple, Inc. (I)	421,200	160,982,640
EMC Corp. (I)	814,300	18,737,043

		179,719,683
Internet Software & Services - 10.37%
Baidu, Inc., ADR (I)	377,000	49,383,230
eBay, Inc. (I)	637,262	18,856,583
Facebook, Inc., Class A (I)(R)	87,559	2,727,209
Facebook, Inc., Class B (I)(R)	392,206	12,216,080
Google, Inc., Class A (I)	176,584	105,842,684
LinkedIn Corp. Class A (I)	26,100	1,720,773

24

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	817,300	$15,931,177

		206,677,736
IT Services - 5.27%
Accenture PLC, Class A	304,700	17,651,271
Fiserv, Inc. (I)	25,900	1,493,394
International Business Machines Corp.	18,600	3,496,800
MasterCard, Inc., Class A	147,060	55,081,323
The Western Union Company	22,200	387,168
Visa, Inc., Class A	278,400	26,996,448

		105,106,404
Semiconductors & Semiconductor Equipment - 1.85%
Altera Corp.	126,500	4,765,255
Broadcom Corp., Class A (I)	662,400	20,100,528
Xilinx, Inc. (L)	366,875	12,000,481

		36,866,264
Software - 0.76%
Autodesk, Inc. (I)	224,200	7,638,494
Intuit, Inc.	81,600	4,344,384
Microsoft Corp.	166	4,246
Salesforce.com, Inc. (I)(L)	27,100	3,209,182

		15,196,306

		602,586,335
Materials - 3.93%
Chemicals - 3.92%
Air Products & Chemicals, Inc.	124,400	10,418,500
Ecolab, Inc. (L)	37,500	2,138,250
Monsanto Company	242,704	17,826,609
Potash Corp. of Saskatchewan, Inc.	82,200	3,562,548
Praxair, Inc.	432,500	44,115,000

		78,060,907
Metals & Mining - 0.01%
Freeport-McMoRan Copper & Gold, Inc.	5,300	209,880

		78,270,787
Telecommunication Services - 2.12%
Wireless Telecommunication Services - 2.12%
American Tower Corp., Class A	714,862	42,176,858

TOTAL COMMON STOCKS (Cost $1,320,605,284)		$1,977,543,490

SECURITIES LENDING COLLATERAL - 4.11%
Securities Lending Collateral - 4.11%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	8,193,259	81,990,762

TOTAL SECURITIES LENDING
COLLATERAL (Cost $81,969,089)		$81,990,762

SHORT-TERM INVESTMENTS - 0.66%
Money Market Funds - 0.66%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$500,000	$500,000

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Prime Reserve
Fund, 0.0854% (Y)	$12,649,601	$12,649,601

		13,149,601

TOTAL SHORT-TERM INVESTMENTS (Cost $13,149,601)		$13,149,601

Total Investments (Blue Chip Growth Fund)
(Cost $1,415,723,974) - 103.94%		$2,072,683,853
Other assets and liabilities, net - (3.94%)		(78,482,848)

TOTAL NET ASSETS - 100.00%		$1,994,201,005

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.51%
Consumer Discretionary - 23.96%
Auto Components - 1.01%
BorgWarner, Inc. (I)(L)	250,547	$16,516,058
Automobiles - 1.42%
Bayerische Motoren Werke AG	150,371	11,319,899
Harley-Davidson, Inc.	325,100	11,953,927

		23,273,826
Hotels, Restaurants & Leisure - 5.68%
Chipotle Mexican Grill, Inc. (I)(L)	75,976	24,430,843
Dunkin’ Brands Group, Inc. (I)(L)	245,377	6,208,038
McDonald’s Corp.	286,266	27,344,128
Starbucks Corp.	804,891	34,996,661

		92,979,670
Internet & Catalog Retail - 4.93%
Amazon.com, Inc. (I)	329,705	63,398,974
priceline.com, Inc. (I)	35,634	17,314,204

		80,713,178
Media - 1.32%
The Walt Disney Company	602,298	21,592,383
Specialty Retail - 2.19%
Bed Bath & Beyond, Inc. (I)	258,098	15,617,510
Inditex SA	95,895	8,143,722
Tiffany & Company (L)	178,719	11,981,322

		35,742,554
Textiles, Apparel & Luxury Goods - 7.41%
Burberry Group PLC	691,563	13,863,087
Coach, Inc.	266,572	16,684,741
Lululemon Athletica, Inc. (I)(L)	303,990	15,108,303
LVMH Moet Hennessy Louis Vuitton SA (L)	90,112	14,166,502
NIKE, Inc., Class B	336,668	32,380,728
Ralph Lauren Corp.	205,492	29,151,095

		121,354,456

		392,172,125
Consumer Staples - 6.20%
Food & Staples Retailing - 3.36%
Costco Wholesale Corp.	368,031	31,393,044
Whole Foods Market, Inc.	347,901	23,692,058

		55,085,102
Food Products - 1.20%
Mead Johnson Nutrition Company	260,807	19,654,416

25

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 1.64%
The Estee Lauder Companies, Inc., Class A	227,049	$26,787,241

		101,526,759
Energy - 7.31%
Energy Equipment & Services - 3.03%
National Oilwell Varco, Inc.	271,039	19,433,496
Schlumberger, Ltd.	400,636	30,179,910

		49,613,406
Oil, Gas & Consumable Fuels - 4.28%
Anadarko Petroleum Corp.	207,874	16,893,920
Concho Resources, Inc. (I)(L)	181,230	18,416,593
EOG Resources, Inc.	145,311	15,074,563
Occidental Petroleum Corp.	199,000	19,681,100

		70,066,176

		119,679,582
Financials - 3.40%
Capital Markets - 1.63%
Morgan Stanley	788,638	11,663,956
The Goldman Sachs Group, Inc.	156,917	15,042,064

		26,706,020
Consumer Finance - 1.77%
American Express Company	604,242	29,027,786

		55,733,806
Health Care - 13.56%
Biotechnology - 2.93%
Alexion Pharmaceuticals, Inc. (I)(L)	171,816	11,796,887
Celgene Corp. (I)	458,044	28,893,416
Vertex Pharmaceuticals, Inc. (I)(L)	251,609	7,294,145

		47,984,448
Health Care Providers & Services - 0.92%
Express Scripts, Inc. (I)(L)	329,895	15,059,707
Life Sciences Tools & Services - 1.63%
Agilent Technologies, Inc. (I)	517,708	19,414,050
Illumina, Inc. (I)(L)	263,755	7,337,664

		26,751,714
Pharmaceuticals - 8.08%
Allergan, Inc.	329,097	27,552,001
Bristol-Myers Squibb Company	554,638	18,147,755
Johnson & Johnson	333,245	21,567,616
Novo Nordisk A/S, ADR	239,435	27,187,844
Shire PLC, ADR (L)	372,420	37,733,594

		132,188,810

		221,984,679
Industrials - 6.42%
Aerospace & Defense - 5.32%
Precision Castparts Corp.	242,933	40,023,212
The Boeing Company	329,610	22,640,911
United Technologies Corp.	319,788	24,495,761

		87,159,884
Road & Rail - 1.10%
Union Pacific Corp.	174,290	18,023,329

		105,183,213
Information Technology - 31.82%
Communications Equipment - 2.26%
Juniper Networks, Inc. (I)	283,810	6,445,325

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	557,527	$30,552,480

		36,997,805
Computers & Peripherals - 8.18%
Apple, Inc. (I)	222,537	85,053,641
EMC Corp. (I)	1,340,920	30,854,569
NetApp, Inc. (I)	489,213	18,017,715

		133,925,925
Internet Software & Services - 5.28%
Baidu, Inc., ADR (I)	234,580	30,727,634
Google, Inc., Class A (I)	62,118	37,232,908
LinkedIn Corp. Class A (I)	110,978	7,316,780
Tencent Holdings, Ltd.	478,433	9,325,830
Youku.com, Inc., ADR (I)(L)	93,157	1,819,356

		86,422,508
IT Services - 6.15%
Cognizant Technology
Solutions Corp., Class A (I)	185,388	12,485,882
International Business Machines Corp.	221,331	41,610,228
MasterCard, Inc., Class A	124,225	46,528,474

		100,624,584
Semiconductors & Semiconductor Equipment - 2.31%
Altera Corp.	241,717	9,105,479
ARM Holdings PLC (L)	304,436	8,606,406
Avago Technologies, Ltd.	461,245	13,800,450
Broadcom Corp., Class A (I)	210,149	6,376,971

		37,889,306
Software - 7.64%
Oracle Corp.	1,436,825	45,044,464
Red Hat, Inc. (I)	359,604	18,008,968
Salesforce.com, Inc. (I)(L)	283,482	33,569,938
VMware, Inc., Class A (I)(L)	293,295	28,355,761

		124,979,131

		520,839,259
Materials - 3.09%
Chemicals - 3.09%
E.I. du Pont de Nemours & Company	302,644	14,442,172
Monsanto Company	491,668	36,113,015

		50,555,187

		50,555,187
Telecommunication Services - 1.75%
Wireless Telecommunication Services - 1.75%
American Tower Corp., Class A	485,645	28,653,055

TOTAL COMMON STOCKS (Cost $1,159,599,722)		$1,596,327,665

SECURITIES LENDING COLLATERAL - 8.57%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	14,019,736	140,296,900

TOTAL SECURITIES LENDING
COLLATERAL (Cost $140,250,560)		$140,296,900

26

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.43%
Money Market Funds - 0.43%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$7,008,917	$7,008,917

TOTAL SHORT-TERM INVESTMENTS (Cost $7,008,917)		$7,008,917

Total Investments (Capital Appreciation Fund)
(Cost $1,306,859,199) - 106.51%		$1,743,633,482
Other assets and liabilities, net - (6.51%)		(106,625,030)

TOTAL NET ASSETS - 100.00%		$1,637,008,452

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 65.14%
Consumer Discretionary - 9.33%
Auto Components - 1.09%
Delphi Automotive PLC	376,600	$7,848,344
TRW Automotive Holdings Corp. (I)	191,000	6,238,058

		14,086,402
Automobiles - 0.88%
General Motors Company (I)	531,900	11,324,151
Hotels, Restaurants & Leisure - 0.48%
Carnival Corp.	187,600	6,228,320
Leisure Equipment & Products - 0.20%
Mattel, Inc.	90,000	2,592,900
Media - 2.56%
The Walt Disney Company	715,400	25,647,090
Time Warner, Inc.	211,900	7,378,358

		33,025,448
Multiline Retail - 3.10%
Dollar General Corp. (I)	255,000	10,345,350
Kohl’s Corp.	549,900	29,584,620

		39,929,970
Specialty Retail - 1.02%
Lowe’s Companies, Inc.	250,000	6,002,500
O’Reilly Automotive, Inc. (I)	91,400	7,059,736

		13,062,236

		120,249,427
Consumer Staples - 6.79%
Beverages - 0.89%
PepsiCo, Inc.	178,600	11,430,400
Food Products - 3.96%
General Mills, Inc.	930,200	37,161,490
Kellogg Company	282,200	13,872,952

		51,034,442
Household Products - 1.15%
The Procter & Gamble Company	230,200	14,864,014
Tobacco - 0.79%
Philip Morris International, Inc.	133,100	10,147,544

		87,476,400
Energy - 6.36%
Energy Equipment & Services - 0.68%
Weatherford International, Ltd. (I)	577,800	8,759,448

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.68%
Apache Corp. (L)	57,900	$5,757,576
El Paso Corp.	904,300	22,616,543
EOG Resources, Inc.	95,500	9,907,170
Exxon Mobil Corp.	88,300	7,102,852
Nexen, Inc.	397,700	6,589,889
Spectra Energy Corp. (L)	723,600	21,288,312

		73,262,342

		82,021,790
Financials - 7.60%
Capital Markets - 1.90%
BlackRock, Inc.	64,500	11,096,580
Franklin Resources, Inc.	47,600	4,799,032
Invesco, Ltd.	423,000	8,565,750

		24,461,362
Commercial Banks - 3.38%
KeyCorp	914,400	6,665,976
U.S. Bancorp (L)	1,165,100	30,199,392
Wells Fargo & Company	259,000	6,697,740

		43,563,108
Diversified Financial Services - 1.25%
Deutsche Boerse AG (I)	65,836	4,019,925
JPMorgan Chase & Company	388,900	12,044,233
Moody’s Corp.	2,300	79,833

		16,143,991
Insurance - 1.07%
AON Corp.	300,800	13,827,776

		97,996,237
Health Care - 9.43%
Health Care Equipment & Supplies - 0.57%
Covidien PLC	160,300	7,301,665
Health Care Providers & Services - 1.81%
Henry Schein, Inc. (I)	11,700	752,778
Laboratory Corp. of America Holdings (I)(L)	75,800	6,497,576
Quest Diagnostics, Inc. (L)	273,600	16,049,376

		23,299,730
Life Sciences Tools & Services - 3.72%
Thermo Fisher Scientific, Inc. (I)	1,015,200	47,968,200
Pharmaceuticals - 3.33%
Pfizer, Inc.	2,139,100	42,931,737

		121,501,332
Industrials - 10.62%
Aerospace & Defense - 2.23%
Lockheed Martin Corp. (L)	53,900	4,212,285
United Technologies Corp.	320,000	24,512,000

		28,724,285
Electrical Equipment - 2.43%
Cooper Industries PLC	564,100	31,324,473
Industrial Conglomerates - 2.46%
Danaher Corp.	655,400	31,708,252
Machinery - 2.42%
Ingersoll-Rand PLC (L)	687,900	22,783,248
Pall Corp. (L)	153,700	8,375,113

		31,158,361
Trading Companies & Distributors - 1.08%
Mitsubishi Corp.	675,500	13,954,490

		136,869,861

27

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.24%
Communications Equipment - 0.57%
Cisco Systems, Inc.	395,000	$7,362,800
Computers & Peripherals - 1.91%
Apple, Inc. (I)	53,700	20,524,140
Hewlett-Packard Company	145,400	4,063,930

		24,588,070
Electronic Equipment, Instruments & Components - 1.01%
TE Connectivity, Ltd.	409,100	12,972,561
Internet Software & Services - 1.47%
Google, Inc., Class A (I)	31,700	19,000,663
IT Services - 3.85%
Accenture PLC, Class A (L)	145,400	8,423,022
Amdocs, Ltd. (I)	294,100	8,305,384
Fiserv, Inc. (I)	276,900	15,966,054
International Business Machines Corp. (L)	90,000	16,920,000

		49,614,460
Semiconductors & Semiconductor Equipment - 1.25%
Analog Devices, Inc.	101,900	3,552,234
Texas Instruments, Inc. (L)	417,000	12,551,700

		16,103,934
Software - 0.18%
Autodesk, Inc. (I)	69,100	2,354,237

		131,996,725
Materials - 0.10%
Metals & Mining - 0.10%
Freeport-McMoRan Copper & Gold, Inc.	30,800	1,219,680
Telecommunication Services - 2.71%
Diversified Telecommunication Services - 2.71%
AT&T, Inc. (L)	1,206,800	34,973,064
Utilities - 1.96%
Electric Utilities - 1.01%
Edison International	224,200	8,813,302
Entergy Corp.	60,100	4,228,636

		13,041,938
Independent Power Producers & Energy Traders - 0.19%
The AES Corp. (I)	209,000	2,524,720
Multi-Utilities - 0.76%
MDU Resources Group, Inc.	213,300	4,579,551
PG&E Corp.	133,100	5,169,604

		9,749,155

		25,315,813

TOTAL COMMON STOCKS (Cost $796,218,705)		$839,620,329

PREFERRED SECURITIES - 1.25%
Consumer Discretionary - 0.55%
General Motors Company, Series B, 4.750% $	132,600	$4,526,964
Newell Financial Trust I, 5.250%	61,350	2,616,578

		7,143,542
Financials - 0.49%
AMG Capital Trust I, 5.100%	74,750	3,199,300
Wells Fargo & Company, Series L, 7.500%	2,900	3,056,600

		6,255,900
Utilities - 0.21%
PPL Corp., 8.750%	49,800	2,738,004

TOTAL PREFERRED SECURITIES (Cost $17,605,345)		$16,137,446

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 3.53%
Consumer Discretionary - 0.88%
CCH II LLC 13.500%, 11/30/2016	$300,000	$345,750
Ford Motor Credit Company LLC
3.875%, 01/15/2015	3,260,000	3,195,416
6.625%, 08/15/2017	1,000,000	1,072,107
Lamar Media Corp. 9.750%, 04/01/2014	840,000	917,700
Mattel, Inc. 2.500%, 11/01/2016	170,000	170,108
MGM Resorts International
13.000%, 11/15/2013	480,000	553,200
Time Warner, Inc. 5.875%, 11/15/2016	205,000	235,487
Turner Broadcasting System, Inc.
8.375%, 07/01/2013	3,250,000	3,598,104
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	60,000	56,700
Wynn Las Vegas LLC 7.750%, 08/15/2020	1,150,000	1,239,125

		11,383,697
Consumer Staples - 0.04%
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	240,000	262,653
Rite Aid Corp. 10.375%, 07/15/2016	250,000	265,625

		528,278
Energy - 0.96%
Consol Energy Inc. 8.000%, 04/01/2017	970,000	1,033,050
Denbury Resources, Inc. 8.250%, 02/15/2020	550,000	597,438
Energy Transfer Equity LP
7.500%, 10/15/2020	1,240,000	1,283,400
EQT Corp. 4.875%, 11/15/2021	5,885,000	5,823,054
Equitable Res, Inc. 6.500%, 04/01/2018	1,165,000	1,303,428
Peabody Energy Corp.
6.500%, 09/15/2020	180,000	181,800
7.375%, 11/01/2016	180,000	194,850
Plains Exploration & Production Company
6.750%, 02/01/2022	1,600,000	1,632,000
QEP Resources, Inc. 6.875%, 03/01/2021	100,000	106,000
Range Resources Corp. 5.750%, 06/01/2021	200,000	213,500

		12,368,520
Financials - 0.22%
Boston Properties LP 3.700%, 11/15/2018	920,000	919,419
CNH Capital, Inc. 6.250%, 11/01/2016 (I)(S)	525,000	523,688
Host Hotels & Resorts, Inc.
5.875%, 06/15/2019 (S)	1,325,000	1,331,625

		2,774,732
Industrials - 0.71%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	75,089	75,840
Continental Airlines 2009-1 Pass
Through Trust 9.000%, 07/08/2016	1,641,714	1,805,886
Continental Airlines 2009-2 Class A Pass
Through Trust 7.250%, 11/10/2019	92,686	98,247
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	165,325
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	155,000	155,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	3,825,000	3,863,250
6.750%, 09/01/2016 (S)	2,844,000	2,858,220
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023	96,772	87,095

		9,108,863
Information Technology - 0.03%
First Data Corp. 7.375%, 06/15/2019 (S)	375,000	352,500

28

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 0.51%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	$50,000	$53,875
Crown Castle International Corp.
7.125%, 11/01/2019	350,000	375,375
Nextel Communications, Inc.
5.950%, 03/15/2014	300,000	274,500
Sprint Capital Corp. 8.375%, 03/15/2012	540,000	549,450
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	4,980,000	5,017,350
11.500%, 11/15/2021 (S)	330,000	311,025

		6,581,575
Utilities - 0.18%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	670,000	711,875
Nisource Finance Corp. 4.450%, 12/01/2021	665,000	671,296
Tucson Electric Power Company
5.150%, 11/15/2021	990,000	1,003,021

		2,386,192

TOTAL CORPORATE BONDS (Cost $45,886,250)		$45,484,357

CONVERTIBLE BONDS - 1.44%
Consumer Discretionary - 0.28%
Group 1 Automotive, Inc.
2.250%, 06/15/2036	2,949,000	3,048,529
3.000%, 03/15/2020 (S)	409,000	583,336

		3,631,865
Energy - 0.35%
Oil States International, Inc.
2.375%, 07/01/2025	1,902,000	4,517,250
Financials - 0.27%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	3,428,000	3,436,570
Health Care - 0.02%
Health Management Associates Inc
3.750%, 05/01/2028 (S)	197,000	212,021
Industrials - 0.06%
Actuant Corp. 2.000%, 11/15/2023	664,000	809,250
Information Technology - 0.44%
Liberty Media LLC 3.125%, 03/30/2023	1,470,000	1,605,975
Xilinx, Inc. 3.125%, 03/15/2037	3,534,000	4,103,858

		5,709,833
Telecommunication Services - 0.02%
SBA Communications Corp.
1.875%, 05/01/2013	213,000	235,099

TOTAL CONVERTIBLE BONDS (Cost $17,406,662)		$18,551,888

TERM LOANS (M) - 12.81%
Consumer Discretionary - 4.48%
Cedar Fair LP
4.000%, 12/15/2017	514,367	513,235
Charter Communications Operating LLC
3.620%, 09/06/2016	793,939	780,562
CSC Holdings LLC
2.007%, 03/29/2016	768,898	745,350
DineEquity, Inc.
4.250%, 10/19/2017	13,331,157	13,208,950
Dollar General Corp.
3.040%, 07/07/2014	2,800,000	2,793,700
Federal-Mogul Corp.
2.188%, 12/29/2014	11,130,157	10,274,527

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Federal-Mogul Corp. (continued)
2.188%, 12/28/2015	$5,678,652	$5,242,105
Univision Communications, Inc.
4.510%, 03/31/2017	27,059,399	24,209,719

		57,768,148
Consumer Staples - 1.97%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017 (I)	23,445,123	22,993,805
Reynolds Consumer Products Holdings, Inc.
6.500%, 02/09/2018	995,000	970,125
Reynolds Group Holdings, Inc.
6.500%, 08/09/2018	1,000,000	982,500
Rite Aid Corp.
4.500%, 03/02/2018	500,000	472,500

		25,418,930
Financials - 1.06%
Fifth Third Processing Solutions, Inc.
4.500%, 11/03/2016	3,393,108	3,362,003
MSCI, Inc.
3.750%, 03/14/2017	3,404,758	3,413,270
Nuveen Investments, Inc.
12.500%, 07/31/2015 (I)	1,000,000	1,032,250
Ship Us Bidco Inc.
5.250%, 11/30/2017	6,100,000	5,923,100

		13,730,623
Health Care - 0.43%
Bausch & Lomb, Inc.
3.510%, 04/24/2015	155,673	152,404
3.595%, 04/24/2015	638,728	625,687
HCA, Inc.
1.619%, 11/19/2012	2,846,434	2,814,056
Health Management Associates
- 11/16/2018 (T)	2,000,000	1,987,500

		5,579,647
Industrials - 0.20%
Farm Group Holdings, Inc.
6.500%, 07/28/2017	900,000	901,125
International Lease Finance Corp.
6.750%, 03/17/2015	1,625,000	1,629,063

		2,530,188
Information Technology - 2.66%
Fidelity National Information Services, Inc.
5.250%, 07/18/2016	13,677,738	13,677,738
First Data Corp.
3.007%, 09/24/2014	11,282,452	9,963,816
3.007%, 09/24/2014	12,000,000	10,590,000

		34,231,554
Materials - 0.11%
Nalco Company
1.996%, 05/13/2016	1,490,521	1,478,720
Telecommunication Services - 1.90%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	24,505,142	24,235,585
SBA Senior Finance
3.750%, 06/29/2018	199,500	197,256

		24,432,841

TOTAL TERM LOANS (Cost $166,593,948)		$165,170,651

29

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.52%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	$3,243,748	$32,460,510

TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,454,015)		$32,460,510

SHORT-TERM INVESTMENTS - 19.35%
Money Market Funds - 19.35%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	5,018,944	5,018,944
T. Rowe Price Prime Reserve
Fund, 0.0854% (Y)	244,362,499	244,362,499

		249,381,443

TOTAL SHORT-TERM INVESTMENTS (Cost $249,381,443)		$249,381,443

Total Investments (Capital Appreciation Value Fund)
(Cost $1,325,546,368) - 106.04%		$1,366,806,624
Other assets and liabilities, net - (6.04%)		(77,793,361)

TOTAL NET ASSETS - 100.00%		$1,289,013,263

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 63.46%
U.S. Government - 19.27%
U.S. Treasury Bonds
3.125%, 11/15/2041	$5,438,000	$5,502,576
3.750%, 08/15/2041	1,220,000	1,387,750
4.250%, 11/15/2040	424,000	523,508
4.375%, 05/15/2041	8,544,000	10,777,453
4.500%, 02/15/2036	4,439,000	5,645,161
U.S. Treasury Notes
0.250%, 10/31/2013	1,186,000	1,185,907
0.500%, 10/15/2014	868,000	870,645
0.875%, 11/30/2016	16,883,000	16,807,820
1.000%, 08/31/2016 to 10/31/2016	45,884,000	46,053,017
1.375%, 09/30/2018	64,000	63,465
1.500%, 06/30/2016	1,585,000	1,630,692
1.750%, 10/31/2018	1,141,000	1,158,471
2.000%, 11/15/2021	12,578,000	12,487,589
2.125%, 08/15/2021	8,900,000	8,952,848

		113,046,902
U.S. Government Agency - 44.19%
Federal Home Loan Mortgage Corp.
2.400%, 12/15/2041	1,503,000	1,544,692
3.000%, TBA	4,900,000	4,984,590
3.500%, TBA	15,000,000	15,521,872
3.500%, 10/01/2031	326,097	336,313
4.000%, TBA	4,700,000	4,877,775
4.000%, 12/01/2034 to 12/01/2035	1,564,392	1,640,051
4.500%, 08/01/2041 to 10/01/2041	6,763,134	7,198,796
5.000%, 03/01/2041 to 08/01/2041	8,636,400	9,330,547
5.500%, TBA	3,200,000	3,450,921
5.500%, 10/01/2039 to 12/15/2039	4,858,061	5,347,137
5.591%, 10/01/2038 (P)	155,572	169,367
5.600%, 08/01/2039 (P)	981,064	1,065,722
5.679%, 03/01/2036 (P)	109,443	119,147
5.690%, 03/01/2036 (P)	17,778	19,355
5.767%, 07/01/2038 (P)	1,225,704	1,321,925
5.829%, 11/01/2037 (P)	58,154	62,952

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.899%, 03/01/2037 (P)	$149,556	$161,667
5.900%, 05/01/2037 (P)	2,788,907	3,036,204
5.919%, 06/01/2036 (P)	446,374	485,955
5.972%, 01/01/2037 (P)	38,364	41,766
5.980%, 06/01/2038 (P)	728,178	788,524
6.000%, 03/01/2034 to 10/01/2038	5,991,560	6,644,484
6.019%, 10/01/2037 (P)	1,160,863	1,263,798
6.134%, 06/01/2037 (P)	75,822	81,937
7.000%, 07/25/2043	261,593	302,700
Federal National Mortgage Association
2.500%, TBA	1,600,000	1,600,925
3.000%, TBA	5,300,000	5,398,020
3.500%, TBA	5,700,000	5,795,912
3.500%, 11/01/2031 to 01/01/2032	19,811,611	20,443,059
4.000%, 10/01/2033 to 05/01/2037	4,937,768	5,182,417
4.500%, 07/01/2041 to 10/01/2041	5,679,695	6,064,095
5.000%, TBA	3,000,000	3,212,813
5.000%, 03/01/2041 to 09/01/2041	21,681,073	23,591,507
5.474%, 02/01/2039 (P)	340,411	366,256
5.500%, 09/01/2034 to 08/01/2040	7,349,227	8,118,188
5.744%, 10/01/2037 (P)	119,346	128,984
5.745%, 10/01/2037 (P)	85,601	93,191
5.842%, 09/01/2037 (P)	436,008	474,670
5.866%, 02/01/2037 (P)	106,504	115,948
5.881%, 01/01/2037 (P)	92,953	99,780
5.905%, 07/01/2037 (P)	233,327	252,676
5.915%, 04/01/2037 (P)	146,433	159,417
5.927%, 01/01/2037 (P)	168,509	183,451
5.931%, 03/01/2037 (P)	199,545	217,239
5.957%, 09/01/2037 (P)	109,001	118,110
6.000%, TBA	21,100,000	23,110,416
6.000%, 03/01/2034 to 10/01/2039	46,032,819	51,116,003
6.012%, 12/01/2036 (P)	81,014	88,198
6.032%, 09/01/2037 (P)	74,115	80,687
6.043%, 07/01/2037 (P)	125,225	134,849
6.049%, 10/01/2037 (P)	117,610	128,038
6.091%, 11/01/2037 (P)	151,874	165,341
6.268%, 09/01/2037 (P)	155,327	170,499
6.320%, 10/01/2036 (P)	86,182	93,753
6.500%, 10/01/2036	157,101	174,223
Government National Mortgage Association
3.000%, 07/20/2041 to 11/20/2041 (P)	2,192,004	2,277,686
3.500%, to 03/20/2041	18,009,415	18,558,951
3.500%, 05/20/2041 to 10/20/2041 (P)	7,113,922	7,482,194
6.000%, 01/15/2040	3,735,296	4,215,178

		259,210,871

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $368,240,038)		$372,257,773

FOREIGN GOVERNMENT
OBLIGATIONS - 1.58%
Canada - 0.16%
Province of Quebec Canada
2.750%, 08/25/2021	950,000	941,162
Chile - 0.13%
Republic of Chile
3.250%, 09/14/2021	775,000	776,938
Mexico - 0.10%
Government of Mexico, Bond
5.750%, 10/12/2110	564,000	576,690

30

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.18%
Republic of Poland, Bond
5.000%, 03/23/2022	$1,115,000	$1,081,550
Qatar - 0.43%
Government of Qatar
3.125%, 01/20/2017 (S)	1,975,000	1,968,782
5.750%, 01/20/2042 (S)	540,000	532,883

		2,501,665
South Korea - 0.28%
Korea Development Bank
3.250%, 03/09/2016	706,000	689,037
3.875%, 05/04/2017	945,000	922,813

		1,611,850
Sweden - 0.30%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,711,000	1,773,428

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,240,204)		$9,263,283

CORPORATE BONDS - 17.86%
Consumer Discretionary - 1.56%
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	1,154,000	1,261,012
Daimler Finance North America LLC
1.875%, 09/15/2014 (S)	1,675,000	1,648,999
3.875%, 09/15/2021 (S)	240,000	234,162
Ford Motor Credit Company LLC
3.875%, 01/15/2015	1,360,000	1,333,057
NBCUniversal Media LLC
2.875%, 04/01/2016	997,000	1,013,601
4.375%, 04/01/2021	519,000	530,748
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	517,000	544,406
The Gap, Inc. 5.950%, 04/12/2021	1,276,000	1,205,921
Thomson Reuters Corp. 5.950%, 07/15/2013	555,000	594,545
Time Warner Cable, Inc. 5.500%, 09/01/2041	790,000	785,020

		9,151,471
Consumer Staples - 1.10%
Altria Group, Inc.
4.750%, 05/05/2021	285,000	297,529
10.200%, 02/06/2039	350,000	502,668
Cencosud SA 5.500%, 01/20/2021 (S)	380,000	385,967
Kraft Foods, Inc. 6.500%, 02/09/2040	455,000	539,423
Pepsico, Inc. 2.500%, 05/10/2016	930,000	959,766
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	1,153,000	1,154,884
5.750%, 04/07/2021 (S)	852,000	932,419
The Coca-Cola Company
1.800%, 09/01/2016 (S)	1,135,000	1,143,440
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	470,000	561,470

		6,477,566
Energy - 2.18%
BG Energy Capital PLC
4.000%, 10/15/2021 (S)	935,000	941,029
BP Capital Markets PLC 2.248%, 11/01/2016	1,260,000	1,255,456
Devon Energy Corp.
2.400%, 07/15/2016	364,000	370,177
5.600%, 07/15/2041	160,000	180,965
El Paso Pipeline Partners
Operating Company LLC
5.000%, 10/01/2021	350,000	347,822

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Pipeline Partners Operating
Company LLC (continued)
7.500%, 11/15/2040	$365,000	$423,338
Energen Corp. 4.625%, 09/01/2021	1,080,000	1,066,972
Energy Transfer Partners LP
9.000%, 04/15/2019	500,000	593,712
Husky Energy, Inc. 7.250%, 12/15/2019	537,000	645,194
Kerr-McGee Corp. 6.950%, 07/01/2024	1,295,000	1,531,199
Marathon Petroleum Corp.
6.500%, 03/01/2041	325,000	354,524
Petroleos Mexicanos 6.500%, 06/02/2041 (S)	280,000	302,400
Pride International, Inc. 6.875%, 08/15/2020	410,000	472,061
Talisman Energy, Inc. 7.750%, 06/01/2019	645,000	783,425
The Williams Companies, Inc.
7.875%, 09/01/2021	335,000	422,418
Transocean, Inc.
5.050%, 12/15/2016	505,000	509,604
6.375%, 12/15/2021	405,000	417,414
7.350%, 12/15/2041	170,000	179,120
Western Gas Partners LP 5.375%, 06/01/2021	1,350,000	1,355,468
Williams Companies, Inc., Series A
7.500%, 01/15/2031	500,000	614,396

		12,766,694
Financials - 7.03%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,865,000	3,006,886
American Express Credit Corp.
2.800%, 09/19/2016	1,575,000	1,557,815
American International Group, Inc.
4.875%, 09/15/2016	350,000	327,387
5.850%, 01/16/2018	430,000	415,417
Bank of America Corp.
3.750%, 07/12/2016	1,275,000	1,108,967
5.000%, 05/13/2021	895,000	757,381
6.000%, 09/01/2017	825,000	757,720
Bank of Montreal 1.300%, 10/31/2014 (S)	1,870,000	1,865,433
Bank of Nova Scotia 2.150%, 08/03/2016 (S)	965,000	967,291
Berkshire Hathaway, Inc. 3.750%, 08/15/2021	1,124,000	1,145,962
Boston Properties LP 3.700%, 11/15/2018	1,180,000	1,179,254
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (S)	595,000	613,203
Capital One Financial Corp.
4.750%, 07/15/2021	370,000	377,717
Citigroup Funding, Inc. 1.875%, 10/22/2012	1,735,000	1,762,326
Citigroup, Inc.
3.953%, 06/15/2016	1,106,000	1,084,290
4.500%, 01/14/2022	850,000	786,442
5.375%, 08/09/2020	315,000	315,949
CNA Financial Corp.
5.750%, 08/15/2021	610,000	606,365
6.500%, 08/15/2016	360,000	385,794
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA 5.250%, 05/24/2041	820,000	820,841
Corp Nacional del Cobre de Chile
3.875%, 11/03/2021 (S)	705,000	700,678
Credit Suisse AG 6.000%, 02/15/2018	565,000	547,090
Credit Suisse New York 4.375%, 08/05/2020	435,000	419,600
General Electric Capital Corp.
6.875%, 01/10/2039	1,007,000	1,119,386
HCP, Inc.
5.650%, 12/15/2013	1,080,000	1,130,284
6.750%, 02/01/2041	170,000	187,616
Health Care REIT, Inc. 6.500%, 03/15/2041	190,000	180,403

31

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC
5.100%, 04/05/2021	$525,000	$541,887
6.100%, 01/14/2042	335,000	351,967
6.800%, 06/01/2038	490,000	483,308
Inter-American Development Bank
3.875%, 10/28/2041	935,000	971,489
IPIC GMTN Ltd. 5.500%, 03/01/2022 (S)	705,000	689,138
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	170,000	173,313
JPMorgan Chase & Company
4.350%, 08/15/2021	1,410,000	1,375,050
5.600%, 07/15/2041	451,000	473,651
Kilroy Realty LP
4.800%, 07/15/2018	755,000	739,066
5.000%, 11/03/2015	280,000	286,814
6.625%, 06/01/2020	195,000	206,601
Lazard Group LLC
6.850%, 06/15/2017	1,500,000	1,572,392
7.125%, 05/15/2015	1,025,000	1,101,200
Lloyds TSB Bank PLC 4.875%, 01/21/2016	625,000	610,574
Metlife, Inc. 5.700%, 06/15/2035	315,000	329,954
Morgan Stanley
3.800%, 04/29/2016	1,065,000	937,186
5.500%, 07/28/2021	635,000	553,570
Nordea Bank AB 4.875%, 05/13/2021 (S)	530,000	447,906
Protective Life Corp. 8.450%, 10/15/2039	307,000	347,029
Prudential Financial, Inc.
4.500%, 11/16/2021	480,000	465,748
5.625%, 05/12/2041	222,000	204,449
Reckson Operating Partnership LP
5.000%, 08/15/2018	190,000	180,273
Standard Chartered PLC
3.200%, 05/12/2016 (S)	1,290,000	1,263,576
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	515,000	484,604
5.250%, 07/27/2021	220,000	203,025
6.000%, 06/15/2020	770,000	750,963
6.250%, 02/01/2041	410,000	369,924
US Bank NA 5.920%, 05/25/2012	476,830	488,936
WEA Finance LLC 4.625%, 05/10/2021 (S)	370,000	354,819
WR Berkley Corp. 5.375%, 09/15/2020	185,000	183,010

		41,268,919
Health Care - 0.92%
Amgen, Inc. 3.875%, 11/15/2021	785,000	773,192
Becton, Dickinson and Company
3.125%, 11/08/2021	345,000	343,390
Boston Scientific Corp. 6.400%, 06/15/2016	790,000	881,789
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,177,000	1,313,832
Gilead Sciences, Inc. 4.500%, 04/01/2021	1,010,000	1,026,878
Life Technologies Corp. 5.000%, 01/15/2021	1,000,000	1,035,475

		5,374,556
Industrials - 0.64%
ABB Treasury Center USA, Inc
2.500%, 06/15/2016 (S)	705,000	707,725
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	313,000	353,918
General Electric Capital Corp.
4.650%, 10/17/2021	1,270,000	1,273,926
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	835,000	915,320
Verisk Analytics, Inc. 5.800%, 05/01/2021	445,000	496,902

		3,747,791

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.23%
Adobe Systems, Inc. 4.750%, 02/01/2020	$630,000	$667,975
Hewlett-Packard Company
3.000%, 09/15/2016	371,000	380,039
4.375%, 09/15/2021	315,000	321,905

		1,369,919
Materials - 0.54%
Braskem America Finance Company
7.125%, 07/22/2041 (S)	610,000	587,125
International Paper Cointl Paper Co
4.750%, 02/15/2022	470,000	476,365
Teck Resources, Ltd. 6.250%, 07/15/2041	363,000	394,500
The Dow Chemical Company
5.250%, 11/15/2041	470,000	458,009
8.550%, 05/15/2019	201,000	253,021
Xstrata Canada Financial Corp.
4.950%, 11/15/2021 (S)	675,000	657,906
6.000%, 11/15/2041 (S)	340,000	326,622

		3,153,548
Telecommunication Services - 1.44%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	429,486
American Tower Corp.
4.500%, 01/15/2018	980,000	986,204
5.050%, 09/01/2020	267,000	267,353
AT&T, Inc.
5.550%, 08/15/2041	395,000	428,200
6.400%, 05/15/2038	315,000	369,837
CenturyLink, Inc. 6.450%, 06/15/2021	500,000	481,767
Frontier Communications Corp.
8.250%, 04/15/2017	940,000	915,325
9.000%, 08/15/2031	225,000	198,000
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	585,000	572,818
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	874,000	856,520
Verizon Communications, Inc.
2.000%, 11/01/2016	1,675,000	1,654,411
3.500%, 11/01/2021	565,000	561,713
Verizon Wireless Capital LLC
8.500%, 11/15/2018	545,000	724,376

		8,446,010
Utilities - 2.22%
Ameren Corp. 8.875%, 05/15/2014	770,000	870,073
CMS Energy Corp.
2.750%, 05/15/2014	475,000	464,160
5.050%, 02/15/2018	780,000	784,639
Dominion Resources, Inc.
4.900%, 08/01/2041	248,000	260,251
8.875%, 01/15/2019	1,590,000	2,073,560
Great Plains Energy, Inc. 4.850%, 06/01/2021	150,000	155,425
Hydro Quebec 2.000%, 06/30/2016	1,370,000	1,391,257
LG&E and Ku Energy LLC
4.375%, 10/01/2021 (S)	555,000	570,375
Midamerican Energy Holdings Company
6.125%, 04/01/2036	221,000	262,991
6.500%, 09/15/2037	455,000	569,207
National Grid PLC 6.300%, 08/01/2016	302,000	346,317
Nisource Finance Corpnisource Finance Corp.
5.800%, 02/01/2042	470,000	480,598
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041 (S)	505,000	493,426
PPL Electric Utilities Corp.
3.000%, 09/15/2021	530,000	528,641

32

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	$760,000	$773,350
Progress Energy, Inc. 6.850%, 04/15/2012	570,000	582,405
Public Service Company of Colorado
4.750%, 08/15/2041	125,000	140,425
Puget Energy, Inc. 6.000%, 09/01/2021	235,000	234,631
Puget Sound Energy, Inc. 4.434%, 11/15/2041	470,000	465,449
Sempra Energy 2.000%, 03/15/2014	565,000	571,348
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	745,000	999,219

		13,017,747

TOTAL CORPORATE BONDS (Cost $104,906,833)		$104,774,221

MUNICIPAL BONDS - 1.04%
County of Clark (Nevada) 6.820%, 07/01/2045	635,000	786,816
Los Angeles Community College District
(California) 6.750%, 08/01/2049	620,000	803,687
Los Angeles Department of Water & Power
(California) 6.574%, 07/01/2045	375,000	488,070
New Jersey State Turnpike Authority
7.102%, 01/01/2041	780,000	1,047,095
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	703,000	849,449
Ohio State University 4.800%, 06/01/2111	235,000	237,451
State of California 7.600%, 11/01/2040	700,000	839,615
State of Illinois
5.365%, 03/01/2017	365,000	382,608
5.665%, 03/01/2018	335,000	351,405
5.877%, 03/01/2019	315,000	333,371

TOTAL MUNICIPAL BONDS (Cost $5,162,153)		$6,119,567

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.84%
Commercial & Residential - 8.32%
Americold LLC Trust, Series 2010-ARTA,
Class A1 3.847%, 01/14/2029 (S)	1,305,142	1,346,086
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	250,554	252,621
Series 2002-2, Class B,
5.271%, 07/11/2043	229,000	231,416
Series 2006-6, Class A4,
5.356%, 10/10/2045	1,291,000	1,364,813
Series 2007-1 A2,
5.381%, 01/15/2049	262,496	262,534
Series 2006-5, Class A4,
5.414%, 09/10/2047	637,000	676,304
Series 2006-2, Class A4,
5.921%, 05/10/2045 (P)	1,547,000	1,717,292
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	142,762
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	36,597	36,855
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	471,308	471,504
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	1,477,000	1,568,670
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.400%, 07/15/2044 (P)	708,000	742,372

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass
Through Certificates
Series 2004-B4A, Class A5,
4.840%, 10/15/2037	$1,117,000	$1,170,937
Series 2005-LPS, Class A4,
4.982%, 05/10/2043 (P)	663,000	720,735
Series 2007-C9, Class A4,
6.008%, 12/10/2049 (P)	1,628,000	1,779,451
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	854,000	856,424
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C3, Class AM,
4.730%, 07/15/2037	489,000	505,499
Series 2005-C1, Class A3,
4.813%, 02/15/2038	682,867	697,118
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,083,000	1,135,239
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	494,000	513,529
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	177,808	179,161
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	1,268,000	1,322,705
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,932,636	2,015,973
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	2,461,047	2,466,599
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	44,867	44,917
GE Capital Commercial Mortgage Corp.
4.893%, 03/10/2040	335,000	353,833
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class A2,
4.079%, 05/10/2036	474,000	485,596
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	981,000	955,481
Series 2001-C2, Class A2,
6.700%, 04/15/2034	27,527	27,568
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	128,024
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,764,000	1,873,290
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	330,000	348,138
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4
4.761%, 07/10/2039	333,000	350,866
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,540,478	1,614,621
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	407,722	411,551
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	2,138,334	2,234,656
Series 2011-C5 A3,
4.171%, 08/15/2046	403,000	421,611

33

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2003-C1, Class A1,
4.275%, 01/12/2037	$213,972	$215,418
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,441,000	1,475,493
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	106,372	107,696
Series 2002-C2, Class A2,
5.050%, 12/12/2034	423,586	434,975
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,285,000	1,362,146
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	288,336	296,481
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	171,375
Series 2006-lDP9 A1S,
5.284%, 05/15/2047	15,509	15,500
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,097,000	1,155,747
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	2,318,000	2,406,935
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	498,000	525,523
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	294,000	330,216
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	37,206	37,181
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	300,402
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.132%, 07/15/2044 (P)	300,000	319,298
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A4,
4.563%, 09/15/2026	74,471	74,990
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	240,264
Series 2005-C2, Class A4,
4.998%, 04/15/2030	1,032,000	1,083,875
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	161,000	169,407
Series 2007-C1, Class A4,
5.424%, 02/15/2040	496,000	532,723
Series 2002-C2, Class A4,
5.594%, 06/15/2031	209,390	211,451
Series 2007-C6, Class A3,
5.933%, 07/15/2040	1,325,000	1,398,645
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	350,800
Morgan Stanley Capital I
Series 2011-C3 A2,
3.224%, 07/15/2049	629,000	644,714
Series 2011-C3 A4,
4.118%, 07/15/2049	315,000	330,336
Series 2004-T13, Class A3,
4.390%, 09/13/2045	200,570	205,047
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	289,244	290,442
Series 2008-HQ8, Class AM,
5.647%, 03/12/2044 (P)	343,000	348,440

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	$274,000	$280,469
Series 2001, Class A4,
6.390%, 07/15/2033	50,430	50,390
Series 2002-HQ, Class B,
6.640%, 04/15/2034	232,000	232,973
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.367%, 02/25/2047 (P)	27,681	22,093
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.315%, 03/15/2030 (P)	1,035,000	1,088,846
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	204,832	203,417
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	283,707	282,187
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	166,064	166,581

		48,789,227
U.S. Government Agency - 9.52%
Federal Home Loan Mortgage Corp.
Series 3704, Class CA,
4.000%, 12/15/2036	15,098,617	15,946,288
Series 3508, Class PK,
4.000%, 02/15/2039	334,875	352,366
Series 3631, Class PA,
4.000%, 02/15/2040	1,420,126	1,507,716
Series K005, Class A2,
4.317%, 11/25/2019	859,000	946,752
Series 3598, Class MA,
4.500%, 11/15/2038	723,424	763,027
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	720,255
Series 3455, Class A,
5.000%, 06/15/2038	6,422,735	7,052,652
Series 2980, Class QA,
6.000%, 05/15/2035	246,402	276,495
Series T-48, Class 1A,
6.475%, 07/25/2033 (P)	21,270	24,002
Series 3529, Class AG,
6.500%, 04/15/2039	2,670,716	3,010,681
Series T-57, Class 1A3,
7.500%, 07/25/2043	252,422	294,535
Series T-59, Class 1A3,
7.500%, 10/25/2043	333,520	386,759
Series T-60, Class 1A3,
7.500%, 03/25/2044	349,686	398,552
Federal National Mortgage Association
Series 2009-66, Class KE,
4.000%, 09/25/2039	2,020,523	2,134,058
Series 2011-78, Class D,
4.000%, 08/25/2041	388,057	413,331
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,170,000	1,264,929
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,086,000	1,208,123
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	3,455,000	3,811,377
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	416,374

34

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2010-54, Class EA,
4.500%, 06/25/2040	$2,011,020	$2,151,114
Series 2011-53, Class DT,
4.500%, 06/25/2041	1,736,834	1,837,744
Series 2009-11, Class LC,
4.500%, 03/25/2049	1,245,865	1,329,368
Series 2009-78, Class J,
5.000%, 09/25/2019	867,317	938,871
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	376,461
Series 2002-95, Class DB,
6.000%, 01/25/2033	998,000	1,139,941
Series 2009-105, Class CB,
6.000%, 12/25/2039	2,023,104	2,256,497
Series 2002-33, Class A2,
7.500%, 06/25/2032	256,878	292,552
Government National Mortgage Association,
Series 2005-78, Class A
5.000%, 07/16/2033	4,250,978	4,614,951

		55,865,771

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $102,968,730)		$104,654,998

ASSET BACKED SECURITIES - 8.92%
Ally Auto Receivables Trust, Series 2011-4,
Class A4 1.140%, 06/15/2016	717,000	714,191
Ally Master Owner Trust, aSeries 2011-4,
Class A2 1.540%, 09/15/2016	792,000	789,644
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.308%, 01/15/2016 (P)	129,000	128,732
Series 2005-A10, Class A,
0.329%, 09/15/2015 (P)	639,000	637,957
Series 2004-A4, Class A4,
0.469%, 03/15/2017 (P)	336,000	334,942
Chase Issuance Trust
Series 2005-A6, Class A6,
0.319%, 07/15/2014 (P)	477,000	476,901
Series 2005-a11, Class A,
0.319%, 12/15/2014 (P)	1,945,000	1,944,444
Citibank Omni Master Trust
Series 2009-A8, Class A8,
2.348%, 05/16/2016 (P)(S)	2,240,000	2,257,179
Series 2009-A14A, Class A14,
2.999%, 08/15/2018 (P)(S)	4,109,000	4,314,362
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.297%, 12/25/2036 (P)	27,724	26,893
Discover Card Master Trust, Series 2009-A1,
Class A1 1.549%, 12/15/2014 (P)	671,000	675,672
Ford Credit Auto Owner Trust, Series 2009-D,
Class A3 2.170%, 10/15/2013	640,874	644,599
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	2,448,000	2,494,195
Goal Capital Funding Trust, Series 2006-1,
Class A3 0.626%, 11/25/2026 (P)	2,484,000	2,348,740
Harley-Davidson
Motorcycle Trust 1.470%, 08/15/2017	909,000	906,154
Honda Auto Receivables
Owner Trust 0.530%, 01/21/2013	1,393,712	1,393,604

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust,
Series 2011-C A4 1.300%, 02/15/2018	$627,000	$625,806
MBNA Master Credit Card Trust,
Series 1997-B, Class A
0.409%, 08/15/2014 (P)	2,863,000	2,863,217
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	$534,000	541,311
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.297%, 01/25/2037 (P)	11,085	10,856
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A1
0.307%, 12/25/2036 (P)	1,228	1,218
Nelnet Student Loan Trust
Series 2005-2, Class A5,
0.455%, 03/23/2037 (P)	582,000	528,601
Series 2006-2, Class A4,
0.498%, 10/26/2026 (P)	1,998,000	1,981,167
Series 2007-1, Class A3,
0.576%, 05/27/2025 (P)	1,731,000	1,587,355
Series 2006-1, Class A4,
0.585%, 11/23/2022 (P)	1,026,000	1,011,689
Series 2008-3, Class A4,
2.156%, 11/25/2024 (P)	2,017,000	2,070,422
SLM Student Loan Trust
Series 2006-10, Class A4,
0.488%, 07/25/2023 (P)	1,204,000	1,184,773
Series 2006-4, Class A5,
0.518%, 10/25/2025 (P)	329,000	320,616
Series 2005-8, Class A3,
0.528%, 10/25/2024 (P)	1,432,000	1,395,986
Series 2005-6, Class A5A,
0.528%, 07/27/2026 (P)	2,952,000	2,845,595
Series 2004-3, Class A5,
0.588%, 07/25/2023 (P)	620,000	601,341
0.628%, 04/25/2023 (P)	2,529,000	2,441,784
Series 2003-14, Class A5,
0.648%, 01/25/2023 (P)	2,282,000	2,220,104
Series 2008-6, Class A2,
0.968%, 10/25/2017 (P)	369,511	368,637
Series 2008-4, Class A2,
1.468%, 07/25/2016 (P)	829,846	837,698
1.659%, 12/15/2023 (P)(S)	2,706,000	2,705,307
Series 2008-9, Class A,
1.918%, 04/25/2023 (P)	1,095,139	1,120,442
SMS Student Loan Trust, Series 2000-A,
Class A2 0.615%, 10/28/2028 (P)	872,448	869,138
USAA Auto Owner Trust, Series 2008-3,
Class A4 4.710%, 02/18/2014	1,248,498	1,259,415
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Class A4
1.955%, 10/20/2014 (P)	1,201,766	1,204,213
World Financial Network Credit Card
Master Trust, Series 2011-A, Class A
1.680%, 08/15/2018	842,000	839,650
World Omni Auto Receivables Trust,
Series 2008-A, Class A4
4.740%, 10/15/2013	749,116	760,138

TOTAL ASSET BACKED SECURITIES (Cost $52,328,926)		$52,284,688

35

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.38%
Money Market Funds - 6.38%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	$37,409,621	$37,409,621

TOTAL SHORT-TERM INVESTMENTS (Cost $37,409,621)		$37,409,621

Total Investments (Core Bond Fund)
(Cost $680,256,505) - 117.08%		$686,764,151
Other assets and liabilities, net - (17.08%)		(100,181,389)

TOTAL NET ASSETS - 100.00%		$586,582,762

SALE COMMITMENTS OUTSTANDING
U.S. Government Agency - (3.63)%
Federal Home Loan Mortgage Corp.
4.500%, TBA	(300,000)	(315,840)
Federal National Mortgage Association
3.500%, TBA	(6,200,000)	(6,304,325)
Federal National Mortgage Association
4.000%, TBA	(2,900,000)	(3,014,902)
Federal National Mortgage Association
5.000%, TBA	(10,900,000)	(11,673,219)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(21,273,909))		$(21,308,286)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 40.03%
Equity - 28.18%
John Hancock Funds II (G) - 28.18%
Index 500, Class NAV (John Hancock) (2)(A)	755,113	$7,052,759
International Equity Index, Class NAV (SSgA)	84,787	1,322,682
FIXED INCOME - 11.85%
John Hancock Funds II (G) - 11.85%
Total Bond Market,
Class NAV (Declaration) (A)	332,694	3,519,901
American Funds Insurance Series - 59.99%
Equity - 42.16%
American Funds Capital World Growth and
Income Fund, Class R5	34,374	1,120,254
American Funds EuroPacific Growth
Fund, Class R5	23,191	851,112
American Funds New Perspective
Fund, Class R5	41,502	1,118,898
American Funds The Growth Fund of
America, Class R5	82,225	2,411,666
American Funds The Investment Company of
America, Class R5	170,066	4,605,388
American Funds Washington Mutual Investors
Fund, Class R5	86,171	2,421,407
FIXED INCOME - 17.83%
American Funds U.S. Government Securities
Fund, Class R5	362,742	5,299,655

TOTAL INVESTMENT COMPANIES (Cost $26,887,513)		$29,723,722

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $26,887,513) - 100.02%		$29,723,722
Other assets and liabilities, net - (0.02%)		(6,208)

TOTAL NET ASSETS - 100.00%		$29,717,514

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.07%
Affiliated Investment Companies - 40.09%
Equity - 24.47%
John Hancock Funds II (G) - 24.47%
Index 500, Class NAV (John Hancock) (2)(A)	258,000	$2,409,716
International Equity Index, Class NAV (SSgA)	42,881	668,944
FIXED INCOME - 15.62%
John Hancock Funds II (G) - 15.62%
Total Bond Market,
Class NAV (Declaration) (A)	185,827	1,966,049
American Funds Insurance Series - 59.98%
Equity - 36.54%
American Funds EuroPacific Growth
Fund, Class R5	27,129	995,637
American Funds The Growth Fund of
America, Class R5	30,695	900,290
American Funds The Investment Company of
America, Class R5	66,481	1,800,298
American Funds Washington Mutual Investors
Fund, Class R5	32,083	901,526
FIXED INCOME - 23.44%
American Funds U.S. Government Securities
Fund, Class R5	201,835	2,948,816

TOTAL INVESTMENT COMPANIES (Cost $11,165,632)		$12,591,276

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $11,165,632) - 100.07%		$12,591,276
Other assets and liabilities, net - (0.07%)		(9,067)

TOTAL NET ASSETS - 100.00%		$12,582,209

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 40.11%
Equity - 26.23%
John Hancock Funds II (G) - 26.23%
Index 500, Class NAV (John Hancock) (2)(A)	291,258	$2,720,347
International Equity Index, Class NAV (SSgA)	331,356	5,169,160
FIXED INCOME - 13.88%
John Hancock Funds II (G) - 13.88%
Total Bond Market,
Class NAV (Declaration) (A)	394,732	4,176,263
American Funds Insurance Series - 59.90%
Equity - 39.06%
American Funds Capital World Growth and
Income Fund, Class R5	79,742	2,598,796
American Funds EuroPacific Growth
Fund, Class R5	138,499	5,082,920
American Funds New Perspective
Fund, Class R5	96,429	2,599,721
American Funds The Investment Company of
America, Class R5	54,203	1,467,822

36

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Portfolio (continued)
		Shares or
		Principal
		Amount	Value

INVESTMENT COMPANIES (continued)
FIXED INCOME - 20.84%
American Funds U.S. Government Securities
Fund, Class R5		428,991	$6,267,561

TOTAL INVESTMENT COMPANIES (Cost $29,175,176)			$30,082,590

Total Investments (Core Global Diversification Portfolio)
(Cost $29,175,176) - 100.01%			$30,082,590
Other assets and liabilities, net - (0.01%)			(3,971)

TOTAL NET ASSETS - 100.00%			$30,078,619

Emerging Markets Debt Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 22.04%
Argentina - 5.80%
City of Buenos Aires,
12.500%, 04/06/2015 (S)		$300,000	$306,750
Provincia de Neuquen Argentina,
7.875%, 04/26/2021 (S)		200,000	198,500
Republic of Argentina
7.000%, 10/03/2015		250,000	218,750
8.750%, 06/02/2017		150,000	132,750

			856,750
Brazil - 2.26%
Federative Republic of Brazil,
7.125%, 01/20/2037		250,000	334,375

			334,375
Colombia - 2.98%
Republic of Colombia
4.375%, 07/12/2021		250,000	262,500
6.125%, 01/18/2041		150,000	178,125

			440,625
Mexico - 0.88%
Government of Mexico,
7.500%, 06/21/2012 (D)	MXN	1,756,600	130,872

			130,872
Panama - 1.91%
Republic of Panama,
5.200%, 01/30/2020		$250,000	281,875

			281,875
Peru - 1.31%
Republic of Peru,
7.350%, 07/21/2025		150,000	194,250

			194,250
Philippines - 1.97%
Republic of Philippines,
4.950%, 01/15/2021 (D)	PHP	13,000,000	290,838

			290,838
Poland - 1.64%
Republic of Poland,
5.000%, 03/23/2022		$250,000	242,500

			242,500

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Ukraine - 1.04%
City Of Kyiv,
9.375%, 07/11/2016		$200,000	$154,000

			154,000
Uruguay - 2.25%
Republic of Uruguay,
8.000%, 11/18/2022		250,000	332,500

			332,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,255,185)			$3,258,585

CORPORATE BONDS - 76.57%
Argentina - 5.86%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		242,500	247,350
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016	BRL	250,000	139,630
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		$150,000	130,500
Pan American Energy LLC
7.875%, 05/07/2021 (S)		350,000	348,250

			865,730
Australia - 0.49%
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		100,000	72,000

			72,000
Brazil - 5.98%
Banco Safra SA
10.250%, 08/08/2016	BRL	300,000	156,773
Banco Votorantim SA
6.250%, 05/16/2016 (S) (D)		300,000	167,556
Brasil Telecom SA
9.750%, 09/15/2016 (S) (D)		300,000	162,579
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016 (S) (D)		250,000	141,704
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$250,000	255,625

			884,237
Canada - 0.68%
Garda World Security Corp.
9.750%, 03/15/2017 (S)		100,000	100,000

			100,000
Cayman Islands - 19.99%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020 (S)		150,000	149,625
Banco Continental SA via Continental
Trustees Cayman, Ltd. (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
7.375%, 10/07/2040 (S)		150,000	150,092
BFF International, Ltd.
7.250%, 01/28/2020 (S)		250,000	273,750
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)		150,000	157,500
China Shanshui Cement Group
8.500%, 05/25/2016		250,000	227,500
Country Garden Holdings Company, Ltd.
10.500%, 08/11/2015		150,000	126,969
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q) (S)		100,000	96,000

37

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
Intercorp Retail Trust
8.875%, 11/14/2018	$500,000	$506,250
IPIC GMTN Ltd.
5.500%, 03/01/2022	250,000	244,375
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)	250,000	243,750
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	150,000	160,875
Petrobras International Finance Company
5.375%, 01/27/2021	100,000	101,618
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)	300,000	291,750
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)	250,000	225,000

		2,955,054
Chile - 3.11%
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)	300,000	306,000
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	150,000	153,524

		459,524
China - 1.10%
Country Garden Holdings Company
11.125%, 02/23/2018 (S)	200,000	162,000

		162,000
Colombia - 1.35%
Bancolombia SA
5.950%, 06/03/2021	200,000	199,000

		199,000
Hong Kong - 1.67%
Franshion Development, Ltd.
6.750%, 04/15/2021	200,000	154,000
Sino-Forest Corp.
6.250%, 10/21/2017 (S)	250,000	93,750

		247,750
India - 0.61%
State Bank of India
6.439%, 05/15/2017 (Q)	100,000	90,094

		90,094
Indonesia - 1.34%
Pertamina Persero PT
5.250%, 05/23/2021 (S)	200,000	198,500

		198,500
Ireland - 0.59%
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	100,000	87,750

		87,750
Jamaica - 0.67%
Digicel, Ltd.
8.250%, 09/01/2017 (S)	100,000	98,500

		98,500
Luxembourg - 0.87%
APERAM
7.750%, 04/01/2018 (S)	150,000	128,250

		128,250
Mexico - 6.06%
Cemex SAB de CV
9.000%, 01/11/2018	150,000	108,750

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Mexico (continued)
Desarrolladora Homex SAB de CV
9.500%, 12/11/2019 (S)		$250,000	$247,500
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)		250,000	265,000
Petroleos Mexicanos
6.000%, 03/05/2020		250,000	275,000

			896,250
Netherlands - 9.30%
DTEK Finance BV
9.500%, 04/28/2015		250,000	235,000
Hyva Global BV
8.625%, 03/24/2016 (S)		200,000	172,000
Listrindo Capital BV
9.250%, 01/29/2015 (S)		250,000	263,518
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		200,000	144,000
Metinvest BV
8.750%, 02/14/2018 (S)		200,000	172,000
Vimpelcom Holdings BV
7.504%, 03/01/2022		200,000	173,750
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)		250,000	215,000

			1,375,268
Peru - 6.09%
Corp. Lindley SA
6.750%, 11/23/2021		500,000	496,788
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		200,000	202,500
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		200,000	201,000

			900,288
Singapore - 0.99%
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		150,000	147,000

			147,000
South Korea - 0.30%
Export-Import Bank of Korea
6.500%, 01/25/2012 (S)	INR	2,300,000	44,017

			44,017
United Arab Emirates - 1.34%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		$200,000	198,000

			198,000
United Kingdom - 2.60%
Ferrexpo Finance PLC
7.875%, 04/07/2016		250,000	223,750
Vedanta Resources PLC
8.250%, 06/07/2021		200,000	161,000

			384,750
United States - 5.58%
BioScrip, Inc.
10.250%, 10/01/2015		100,000	98,000
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)		100,000	89,250
Inter-American Development Bank
4.750%, 01/10/2014	INR	4,500,000	86,535
MCE Finance, Ltd.
10.250%, 05/15/2018		$100,000	108,500
Niska Gas Storage US LLC
8.875%, 03/15/2018		150,000	146,250

38

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)	$100,000	$102,125
Sprint Capital Corp.
8.750%, 03/15/2032	250,000	194,375

		825,035

TOTAL CORPORATE BONDS (Cost $11,840,413)		$11,318,997

Total Investments (Emerging Markets Debt Fund)
(Cost $15,095,598) - 98.61%		$14,577,582
Other assets and liabilities, net - 1.39%		206,049

TOTAL NET ASSETS - 100.00%		$14,783,631

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.23%
Consumer Discretionary - 12.32%
Automobiles - 0.72%
General Motors Company (I)	154,300	$3,285,043
Harley-Davidson, Inc.	171,000	6,287,670

		9,572,713
Distributors - 0.54%
Genuine Parts Company	124,350	7,274,475
Diversified Consumer Services - 0.21%
H&R Block, Inc.	177,100	2,785,783
Hotels, Restaurants & Leisure - 0.43%
Marriott International, Inc., Class A	186,840	5,721,041
Household Durables - 0.81%
Whirlpool Corp. (L)	221,900	10,886,414
Leisure Equipment & Products - 0.97%
Mattel, Inc. (L)	448,500	12,921,285
Media - 5.34%
Cablevision Systems Corp., Class A	350,600	5,259,000
Comcast Corp., Class A	343,800	7,793,946
The Madison Square Garden, Inc., Class A (I)	135,725	3,952,312
The McGraw-Hill Companies, Inc.	287,500	12,276,250
The New York Times Company, Class A (I)(L)	430,900	3,136,952
The Walt Disney Company	439,000	15,738,150
Time Warner, Inc.	543,666	18,930,450
WPP PLC	404,323	4,238,481

		71,325,541
Multiline Retail - 1.17%
Kohl’s Corp.	149,400	8,037,720
Macy’s, Inc.	235,900	7,626,647

		15,664,367
Specialty Retail - 2.13%
Home Depot, Inc.	472,600	18,535,372
Staples, Inc.	619,800	8,931,318
Tiffany & Company	15,000	1,005,600

		28,472,290

		164,623,909
Consumer Staples - 8.06%
Beverages - 2.37%
Beam, Inc.	272,600	14,316,952

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B (L)	126,600	$5,138,694
PepsiCo, Inc.	190,900	12,217,600

		31,673,246
Food Products - 2.82%
Archer-Daniels-Midland Company	367,700	11,075,124
Campbell Soup Company (L)	254,900	8,309,740
ConAgra Foods, Inc.	347,800	8,785,428
McCormick & Company, Inc., Non
Voting Shares (L)	117,200	5,707,640
The Hershey Company	65,500	3,778,040

		37,655,972
Household Products - 2.20%
Clorox Company	205,900	13,375,264
Kimberly-Clark Corp. (L)	225,400	16,109,338

		29,484,602
Personal Products - 0.67%
Avon Products, Inc.	528,600	8,986,200

		107,800,020
Energy - 13.48%
Energy Equipment & Services - 1.80%
Diamond Offshore Drilling, Inc. (L)	175,900	10,580,385
Schlumberger, Ltd. (L)	179,700	13,536,801

		24,117,186
Oil, Gas & Consumable Fuels - 11.68%
Anadarko Petroleum Corp.	202,200	16,432,794
BP PLC, ADR	223,492	9,733,077
Chevron Corp.	372,860	38,337,465
ConocoPhillips	103,800	7,403,016
Exxon Mobil Corp.	385,524	31,011,551
Murphy Oil Corp.	293,200	16,395,744
Petroleo Brasileiro SA, ADR	139,900	3,775,901
Royal Dutch Shell PLC, ADR	369,900	25,893,000
Spectra Energy Corp.	239,800	7,054,916

		156,037,464

		180,154,650
Financials - 17.65%
Capital Markets - 2.33%
Legg Mason, Inc.	368,000	9,763,040
Morgan Stanley	238,400	3,525,936
Northern Trust Corp.	286,100	10,765,943
The Bank of New York Mellon Corp.	364,400	7,091,224

		31,146,143
Commercial Banks - 4.81%
PNC Financial Services Group, Inc.	209,500	11,356,995
Regions Financial Corp.	728,500	2,994,135
SunTrust Banks, Inc.	452,700	8,207,451
U.S. Bancorp	778,300	20,173,536
Wells Fargo & Company	830,800	21,484,488

		64,216,605
Consumer Finance - 3.19%
American Express Company	539,600	25,922,384
Capital One Financial Corp.	183,300	8,186,178
SLM Corp.	660,000	8,500,800

		42,609,362
Diversified Financial Services - 3.36%
Bank of America Corp.	1,585,622	8,625,784
JPMorgan Chase & Company	948,614	29,378,576

39

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NYSE Euronext	241,400	$6,894,384

		44,898,744
Insurance - 3.61%
Chubb Corp.	91,100	6,143,784
Lincoln National Corp.	310,198	6,259,796
Loews Corp.	81,000	3,112,830
Marsh & McLennan Companies, Inc.	494,200	14,919,898
Sun Life Financial, Inc. (L)	253,300	4,551,801
The Allstate Corp.	497,000	13,314,630

		48,302,739
Real Estate Investment Trusts - 0.35%
Weyerhaeuser Company	278,813	4,681,270

		235,854,863
Health Care - 6.47%
Biotechnology - 0.79%
Amgen, Inc. (L)	182,000	10,539,620
Health Care Providers & Services - 0.61%
Quest Diagnostics, Inc.	139,900	8,206,534
Life Sciences Tools & Services - 0.43%
Thermo Fisher Scientific, Inc. (I)	120,000	5,670,000
Pharmaceuticals - 4.64%
Bristol-Myers Squibb Company	374,600	12,256,912
Johnson & Johnson	294,500	19,060,040
Merck & Company, Inc.	421,200	15,057,900
Pfizer, Inc.	781,088	15,676,436

		62,051,288

		86,467,442
Industrials - 12.50%
Aerospace & Defense - 2.69%
Exelis, Inc.	177,300	1,585,062
Honeywell International, Inc.	280,700	15,199,905
Lockheed Martin Corp. (L)	94,900	7,416,435
The Boeing Company	171,100	11,752,859

		35,954,261
Air Freight & Logistics - 1.04%
United Parcel Service, Inc., Class B (L)	192,800	13,833,400
Building Products - 0.79%
Fortune Brands Home & Security, Inc. (I)	252,400	4,210,032
Masco Corp.	468,300	4,486,314
USG Corp. (I)(L)	193,600	1,895,344

		10,591,690
Commercial Services & Supplies - 0.33%
Avery Dennison Corp.	168,200	4,408,522
Electrical Equipment - 1.74%
Cooper Industries PLC	225,700	12,533,121
Emerson Electric Company	205,800	10,753,050

		23,286,171
Industrial Conglomerates - 3.76%
3M Company (L)	233,100	18,890,424
General Electric Company	1,973,000	31,390,430

		50,280,854
Machinery - 1.96%
Illinois Tool Works, Inc.	317,100	14,409,024
Ingersoll-Rand PLC	187,100	6,196,752
ITT Corp.	78,250	1,578,303

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	166,900	$3,988,910

		26,172,989
Road & Rail - 0.19%
Canadian Pacific Railway Ltd.	42,600	2,563,668

		167,091,555
Information Technology - 7.20%
Communications Equipment - 1.76%
Cisco Systems, Inc.	620,600	11,567,984
Harris Corp. (L)	336,200	11,968,720

		23,536,704
Computers & Peripherals - 0.97%
Hewlett-Packard Company	464,000	12,968,800
Electronic Equipment, Instruments & Components - 0.55%
Corning, Inc.	556,000	7,378,120
Internet Software & Services - 0.21%
Yahoo!, Inc. (I)	173,800	2,730,398
IT Services - 0.69%
Computer Sciences Corp.	378,800	9,254,084
Semiconductors & Semiconductor Equipment - 1.72%
Analog Devices, Inc.	262,900	9,164,694
Applied Materials, Inc.	696,200	7,505,036
First Solar, Inc. (I)	32,400	1,550,664
Texas Instruments, Inc.	157,500	4,740,750

		22,961,144
Software - 1.30%
Microsoft Corp.	680,000	17,394,400

		96,223,650
Materials - 5.68%
Chemicals - 2.16%
E.I. du Pont de Nemours & Company	148,800	7,100,736
International Flavors & Fragrances, Inc.	128,900	6,994,114
Monsanto Company	201,600	14,807,520

		28,902,370
Construction Materials - 0.71%
Vulcan Materials Company (L)	291,700	9,462,748
Metals & Mining - 1.07%
Nucor Corp.	363,600	14,336,748
Paper & Forest Products - 1.74%
International Paper Company	552,425	15,688,870
MeadWestvaco Corp.	253,000	7,552,050

		23,240,920

		75,942,786
Telecommunication Services - 4.32%
Diversified Telecommunication Services - 3.90%
AT&T, Inc.	830,673	24,072,904
CenturyLink, Inc.	253,398	9,507,493
Telefonica SA	343,972	6,489,387
Verizon Communications, Inc.	318,552	12,018,967

		52,088,751
Wireless Telecommunication Services - 0.42%
Vodafone Group PLC	2,065,783	5,604,287

		57,693,038
Utilities - 7.55%
Electric Utilities - 5.33%
Duke Energy Corp. (L)	403,300	8,408,805

40

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	232,300	$16,344,628
Exelon Corp.	369,100	16,354,821
FirstEnergy Corp.	140,575	6,251,370
Pinnacle West Capital Corp.	155,400	7,367,514
PPL Corp.	184,400	5,535,688
Progress Energy, Inc.	202,000	10,984,760

		71,247,586
Independent Power Producers & Energy Traders - 0.19%
Constellation Energy Group, Inc.	63,900	2,566,224
Multi-Utilities - 2.03%
NiSource, Inc. (L)	636,400	14,579,924
TECO Energy, Inc.	142,900	2,683,662
Xcel Energy, Inc.	372,800	9,800,912

		27,064,498

		100,878,308

TOTAL COMMON STOCKS (Cost $1,199,087,190)		$1,272,730,221

PREFERRED SECURITIES - 0.60%
Consumer Discretionary - 0.60%
General Motors Company, Series B, 4.750% $	233,700	$7,978,518

TOTAL PREFERRED SECURITIES (Cost $11,591,990)		$7,978,518

SECURITIES LENDING COLLATERAL - 8.20%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	10,952,986	109,607,627

TOTAL SECURITIES LENDING
COLLATERAL (Cost $109,592,312)		$109,607,627

SHORT-TERM INVESTMENTS - 2.19%
Money Market Funds - 2.19%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,876,775	1,876,775
T. Rowe Price Prime Reserve
Fund, 0.0854% (Y)	27,318,870	27,318,870

		29,195,645

TOTAL SHORT-TERM INVESTMENTS (Cost $29,195,645)		$29,195,645

Total Investments (Equity-Income Fund)
(Cost $1,349,467,137) - 106.22%		$1,419,512,011
Other assets and liabilities, net - (6.22%)		(83,061,712)

TOTAL NET ASSETS - 100.00%		$1,336,450,299

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.95%
Consumer Discretionary - 6.95%
Automobiles - 0.67%
Harley-Davidson, Inc.	233,946	$8,602,197
Distributors - 0.30%
Li & Fung, Ltd.	1,919,000	3,924,490
Household Durables - 0.17%
Hunter Douglas NV (L)	59,727	2,260,753
Internet & Catalog Retail - 1.34%
Expedia, Inc. (L)	279,280	7,768,173

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Liberty Media Corp. - Interactive, Series A (I)	361,234	$5,873,665
Netflix, Inc. (I)(L)	56,340	3,635,620

		17,277,458
Media - 1.43%
Grupo Televisa SA, ADR	151,169	3,138,268
The Walt Disney Company	429,820	15,409,047

		18,547,315
Specialty Retail - 3.04%
Bed Bath & Beyond, Inc. (I)	548,618	33,196,875
CarMax, Inc. (I)(L)	212,545	6,112,794

		39,309,669

		89,921,882
Consumer Staples - 16.78%
Beverages - 4.16%
Diageo PLC, ADR	234,141	20,044,811
Heineken Holding NV	378,215	15,202,485
The Coca-Cola Company	276,835	18,611,617

		53,858,913
Food & Staples Retailing - 10.27%
Costco Wholesale Corp.	787,740	67,194,222
CVS Caremark Corp.	1,690,456	65,657,311

		132,851,533
Food Products - 1.20%
Kraft Foods, Inc., Class A	278,700	10,075,005
Nestle SA	20,175	1,131,253
Unilever NV - NY Shares (L)	127,266	4,341,043

		15,547,301
Personal Products - 0.16%
Natura Cosmeticos SA	99,200	1,991,296
Tobacco - 0.99%
Philip Morris International, Inc.	167,656	12,782,093

		217,031,136
Energy - 12.31%
Energy Equipment & Services - 0.77%
Schlumberger, Ltd.	33,200	2,500,956
Transocean, Ltd.	173,491	7,434,089

		9,935,045
Oil, Gas & Consumable Fuels - 11.54%
Canadian Natural Resources, Ltd.	1,007,470	37,618,930
China Coal Energy Company, Ltd., Series H	5,149,189	6,244,584
Devon Energy Corp.	204,961	13,416,747
EOG Resources, Inc.	470,545	48,814,338
Occidental Petroleum Corp.	353,577	34,968,765
OGX Petroleo e Gas Participacoes SA (I)	1,063,600	8,210,720

		149,274,084

		159,209,129
Financials - 29.98%
Capital Markets - 7.33%
Ameriprise Financial, Inc.	143,606	6,592,951
Julius Baer Group, Ltd. (I)	734,372	26,268,793
The Bank of New York Mellon Corp.	2,661,073	51,784,481
The Charles Schwab Corp. (L)	469,830	5,619,167
The Goldman Sachs Group, Inc.	47,791	4,581,245

		94,846,637
Commercial Banks - 5.07%
Wells Fargo & Company	2,534,861	65,551,505

41

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 5.14%
American Express Company	1,384,534	$66,513,013
Diversified Financial Services - 0.33%
CME Group, Inc.	9,090	2,265,955
JPMorgan Chase & Company	64,626	2,001,467

		4,267,422
Insurance - 10.45%
ACE, Ltd.	122,350	8,506,996
AON Corp.	44,550	2,047,964
Berkshire Hathaway, Inc. Class A (I)(L)	224	26,544,000
Everest Re Group, Ltd.	22,940	2,012,526
Fairfax Financial Holdings, Ltd.	18,419	7,528,766
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,924,458
Loews Corp.	946,637	36,379,260
Markel Corp. (I)	4,879	1,958,431
The Progressive Corp.	1,603,885	30,249,271
Transatlantic Holdings, Inc.	310,809	16,982,604

		135,134,276
Real Estate Management & Development - 1.66%
Brookfield Asset Management, Inc., Class A	371,230	10,297,920
Hang Lung Group, Ltd.	2,093,000	11,208,818

		21,506,738

		387,819,591
Health Care - 9.79%
Health Care Equipment & Supplies - 1.09%
Baxter International, Inc.	114,606	5,920,546
Becton, Dickinson and Company (L)	111,676	8,239,455

		14,160,001
Health Care Providers & Services - 1.81%
Express Scripts, Inc. (I)	513,272	23,430,867
Life Sciences Tools & Services - 0.34%
Agilent Technologies, Inc. (I)	118,250	4,434,375
Pharmaceuticals - 6.55%
Johnson & Johnson	522,580	33,821,378
Merck & Company, Inc.	988,104	35,324,718
Pfizer, Inc.	181,154	3,635,761
Roche Holdings AG	74,800	11,897,430

		84,679,287

		126,704,530
Industrials - 5.57%
Aerospace & Defense - 0.76%
Lockheed Martin Corp. (L)	126,240	9,865,656
Commercial Services & Supplies - 2.01%
Iron Mountain, Inc.	854,176	25,941,325
Machinery - 0.31%
PACCAR, Inc.	98,140	3,981,540
Marine - 1.26%
China Shipping Development Company, Ltd.	3,670,700	2,152,475
Kuehne & Nagel International AG	116,169	14,172,189

		16,324,664
Transportation Infrastructure - 1.23%
China Merchants Holdings
International Company, Ltd.	5,279,008	15,557,197
LLX Logistica SA (I)	202,800	336,439

		15,893,636

		72,006,821

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 7.17%
Computers & Peripherals - 0.79%
Hewlett-Packard Company	363,460	$10,158,707
Internet Software & Services - 2.87%
Google, Inc., Class A (I)	62,025	37,177,165
IT Services - 0.45%
Visa, Inc., Class A	60,050	5,823,049
Semiconductors & Semiconductor Equipment - 1.69%
Intel Corp.	171,240	4,265,588
Texas Instruments, Inc.	584,865	17,604,437

		21,870,025
Software - 1.37%
Activision Blizzard, Inc.	631,067	7,837,852
Microsoft Corp.	387,130	9,902,785

		17,740,637

		92,769,583
Materials - 5.22%
Chemicals - 3.03%
Air Products & Chemicals, Inc.	82,790	6,933,663
Ecolab, Inc. (L)	107,930	6,154,169
Monsanto Company	226,244	16,617,622
Potash Corp. of Saskatchewan, Inc.	99,689	4,320,521
Praxair, Inc.	50,600	5,161,200

		39,187,175
Construction Materials - 0.37%
Martin Marietta Materials, Inc. (L)	61,306	4,797,808
Containers & Packaging - 0.45%
Sealed Air Corp.	331,159	5,835,022
Metals & Mining - 1.26%
BHP Billiton PLC	273,885	8,438,787
Rio Tinto PLC (I)	148,946	7,884,521

		16,323,308
Paper & Forest Products - 0.11%
Sino-Forest Corp. (I)(S)	24,905	34,244
Sino-Forest Corp. (I)(L)	1,038,576	1,428,042

		1,462,286

		67,605,599
Telecommunication Services - 0.18%
Wireless Telecommunication Services - 0.18%
America Movil SAB de CV,
Series L, ADR (L)	96,976	2,309,968

TOTAL COMMON STOCKS (Cost $980,753,042)		$1,215,378,239

CONVERTIBLE BONDS - 0.07%
Materials - 0.07%
Sino-Forest Corp. 5.000%, 08/01/2013 (S)	$2,107,900	$853,700

TOTAL CONVERTIBLE BONDS (Cost $2,099,941)		$853,700

PREFERRED SECURITIES - 0.02%
Materials - 0.02%
MMX Mineracao e Metalicos SA	202,800	317,374

TOTAL PREFERRED SECURITIES (Cost $283,669)		$317,374

42

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 3.31%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	$4,272,929	$42,759,627

TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,749,477)		$42,759,627

SHORT-TERM INVESTMENTS - 2.67%
Commercial Paper - 2.67%
Barclays U.S. Funding LLC, 0.120%,
12/01/2011 *	34,587,000	34,587,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,587,000)		$34,587,000

Total Investments (Fundamental Value Fund)
(Cost $1,060,473,129) - 100.02%		$1,293,895,940
Other assets and liabilities, net - (0.02%)		(298,112)

TOTAL NET ASSETS - 100.00%		$1,293,597,828

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.91%
Australia - 0.99%
GrainCorp., Ltd.	3,300	$26,244
Brazil - 5.80%
BRF - Brasil Foods SA, ADR	5,500	110,825
Cosan Ltd.	3,200	37,664
Verde Potash PLC (I)	700	4,804

		153,293
Canada - 16.06%
Agrium, Inc.	1,600	111,984
Allana Potash Corp. (I)	10,000	10,883
Mbac Fertilizer Corp. (I)	1,000	2,680
Potash Corp. of Saskatchewan, Inc.	4,800	208,032
SunOpta, Inc. (I)	2,500	12,475
Viterra, Inc.	7,000	71,513
Western Potash Corp. (I)	6,000	7,118

		424,685
Cayman Islands - 1.67%
Herbalife, Ltd.	800	44,240
Chile - 1.95%
Sociedad Quimica y Minera de Chile SA, ADR	900	51,606
Germany - 0.62%
K&S AG	300	16,291
Indonesia - 3.52%
Charoen Pokphand Indonesia Tbk PT	60,000	15,790
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	288,000	77,303

		93,093
Ireland - 2.12%
Glanbia PLC (Dublin Exchange)	3,500	21,889
Glanbia PLC (London Exchange)	5,500	34,020

		55,909
Japan - 0.48%
Komatsu, Ltd.	500	12,730
Malaysia - 1.58%
IOI Corp. BHD	12,000	19,282
Kuala Lumpur Kepong BHD	2,500	17,456

Global Agribusiness Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
PPB Group BHD		1,000	$5,132

			41,870
Netherlands - 4.06%
CNH Global NV (I)		2,700	107,244
Norway - 3.88%
Yara International ASA, ADR		2,520	102,564
Singapore - 6.54%
Golden Agri-Resources, Ltd.		110,000	62,293
Indofood Agri Resources, Ltd. (I)		1,000	1,054
Olam International, Ltd.		26,000	48,741
Wilmar International, Ltd.		15,000	60,819

			172,907
Switzerland - 8.13%
Syngenta AG, ADR (I)		3,650	215,058
United Kingdom - 3.08%
Tate & Lyle PLC		7,700	81,303
United States - 39.43%
AGCO Corp. (I)		700	32,025
Archer-Daniels-Midland Company		2,000	60,240
Bunge, Ltd.		1,100	68,750
CF Industries Holdings, Inc.		1,000	139,800
Corn Products International, Inc.		2,000	103,980
CVR Partners, LLP		400	9,160
Darling International, Inc. (I)		1,700	24,429
Deere & Company		3,200	253,600
Intrepid Potash, Inc. (I)		1,000	23,160
Lindsay Corp.		300	16,947
Monsanto Company		1,920	141,025
The Mosaic Company		2,300	121,348
Titan Machinery, Inc. (I)		1,200	26,040
Tyson Foods, Inc., Class A		1,100	22,154

			1,042,658

TOTAL COMMON STOCKS (Cost $2,183,785)			$2,641,695

WARRANTS - 0.04%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)		8,500	1,041

TOTAL WARRANTS (Cost $0)			$1,041

Total Investments (Global Agribusiness Fund)
(Cost $2,183,785) - 99.95%			$2,642,736
Other assets and liabilities, net - 0.05%			1,296

TOTAL NET ASSETS - 100.00%			$2,644,032

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 26.01%
Canada - 0.38%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	$553,282
Province of Ontario
4.100%, 06/16/2014		$200,000	$216,208
6.200%, 06/02/2031	CAD	300,000	398,737

43

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
4.250%, 12/01/2021	CAD	1,900,000	$2,020,805

			3,189,032
France - 0.69%
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012	EUR	200,000	269,332
2.250%, 06/11/2012 (S)		$5,500,000	5,541,261

			5,810,593
Germany - 8.25%
Federal Republic of Germany
2.500%, 02/27/2015	EUR	9,200,000	13,086,451
3.250%, 07/04/2021		7,200,000	10,562,768
4.750%, 07/04/2028		1,400,000	2,293,158
5.500%, 01/04/2031		7,500,000	13,545,499
5.625%, 01/04/2028		3,500,000	6,279,847
6.500%, 07/04/2027		12,400,000	24,041,418

			69,809,141
Italy - 0.12%
Republic of Italy
2.100%, 09/15/2021		1,149,093	1,038,364

			1,038,364
Mexico - 1.96%
Government of Mexico
6.250%, 06/16/2016	MXN	98,900,000	7,562,210
8.000%, 06/11/2020		25,000,000	2,060,675
10.000%, 12/05/2024		72,700,000	6,946,992

			16,569,877
New Zealand - 2.75%
Dominion of New Zealand
5.000%, 03/15/2019 (D)	NZD	17,500,000	14,686,321
6.000%, 05/15/2021 (D)		9,600,000	8,616,084

			23,302,405
Norway - 0.44%
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,742,661

			3,742,661
Spain - 1.95%
FADE - Fondo de Amortizacion del
Deficit Electrico
5.900%, 03/17/2021	EUR	1,200,000	1,482,507
Fund for Ordered Bank Restructuring
4.400%, 10/21/2013		1,000,000	1,302,433
Kingdom of Spain
3.286%, 03/25/2014 (P)		11,000,000	13,700,285

			16,485,225
United Kingdom - 9.47%
Government of United Kingdom
3.750%, 09/07/2019 to 09/07/2021	GBP	5,400,000	9,554,764
4.250%, 12/07/2027 to 12/07/2046		24,900,000	47,481,085
4.500%, 09/07/2034		2,700,000	5,295,463
4.750%, 12/07/2030 to 12/07/2038		8,800,000	17,618,861
5.000%, 03/07/2025		100,000	199,197

			80,149,370

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $218,518,091)			$220,096,668

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 40.89%
Australia - 3.76%
Bank of Scotland PLC/Australia
5.420%, 07/24/2012 (P)	AUD	2,900,000	$2,986,202
Commonwealth Bank of Australia
0.630%, 09/17/2014 (P) (S)		$4,200,000	4,201,995
0.814%, 07/12/2013 (P) (S)		4,400,000	4,397,826
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,493,862
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,622,656
Suncorp-Metway, Ltd., Series TD
5.250%, 09/11/2013 (P)	AUD	6,100,000	6,279,007
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		$1,200,000	1,260,508
2.900%, 09/10/2014 (S)		3,400,000	3,588,911

			31,830,967
Belgium - 0.25%
European Union
2.500%, 12/04/2015	EUR	300,000	406,558
3.125%, 01/27/2015		1,100,000	1,527,264
3.250%, 04/04/2018		100,000	137,264

			2,071,086
Canada - 0.40%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	300,018
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	3,090,594

			3,390,612
Cayman Islands - 0.22%
UPCB Finance, Ltd.
7.625%, 01/15/2020	EUR	1,400,000	1,829,447

			1,829,447
France - 7.01%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,609,980
3.000%, 07/23/2013	EUR	600,000	813,127
4.750%, 05/28/2013		1,700,000	2,364,687
Cie de Financement Foncier
1.156%, 04/17/2014 (P) (S)		$1,700,000	1,638,792
1.625%, 07/23/2012 (S)		5,300,000	5,302,438
2.000%, 02/17/2012	EUR	4,200,000	5,641,789
2.125%, 04/22/2013 (S)		$4,000,000	3,984,672
2.500%, 09/16/2015 (S)		3,900,000	3,849,117
Credit Agricole Home Loan
1.162%, 07/21/2014 (P) (S)		4,600,000	4,412,886
Dexia Credit Local SA
0.644%, 01/12/2012 (P) (S)		1,900,000	1,898,738
2.625%, 01/21/2014	EUR	2,500,000	3,211,405
2.750%, 01/10/2014 to 04/29/2014 (S)		$13,600,000	13,088,875
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,030,288
Societe Generale Societe de Credit
Fonciere
4.000%, 07/07/2016	EUR	700,000	970,378
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	4,495,577

			59,312,749
Germany - 6.90%
FMS Wertmanagement
1.149%, 06/16/2014 (P)	GBP	800,000	1,246,318
1.579%, 01/20/2014 (P)	EUR	5,700,000	7,636,669

44

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Germany (continued)
FMS Wertmanagement (continued)
1.583%, 02/18/2015 (P)	EUR	1,300,000	$1,718,577
2.375%, 12/15/2014		13,300,000	18,003,987
3.375%, 06/17/2021		2,600,000	3,602,553
IKB Deutsche Industriebank AG
2.125%, 09/10/2012		3,300,000	4,475,079
Kreditanstalt fuer Wiederaufbau
1.250%, 06/17/2013		200,000	270,077
2.000%, 09/07/2016		4,000,000	5,401,382
5.500%, 06/05/2014	AUD	4,200,000	4,410,975
6.250%, 05/19/2021		9,600,000	9,971,893
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017	EUR	1,200,000	1,652,750

			58,390,260
Ireland - 0.45%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		2,700,000	3,793,788

			3,793,788
Italy - 0.28%
Intesa Sanpaolo SpA
2.906%, 02/24/2014 (P) (S)		$1,600,000	1,401,973
6.500%, 02/24/2021 (S)		1,200,000	947,528

			2,349,501
Luxembourg - 0.21%
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	1,300,000	1,781,746

			1,781,746
Netherlands - 5.06%
ABN Amro Bank NV
3.250%, 01/18/2013		2,500,000	3,419,658
3.750%, 01/12/2012		200,000	269,432
Achmea Hypotheekbank NV
0.782%, 11/03/2014 (P) (S)		$2,300,000	2,274,143
3.200%, 11/03/2014		4,500,000	4,722,858
3.200%, 11/03/2014 (S)		700,000	734,667
EuroCredit CDO I, BV
2.647%, 09/03/2012 (P)	EUR	557,916	730,264
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014		2,400,000	3,374,774
Gazprom OAO
10.500%, 03/08/2014		$2,300,000	2,581,750
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,294,087
3.375%, 03/03/2014	EUR	1,800,000	2,524,657
3.900%, 03/19/2014 (S)		$1,100,000	1,167,795
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,100,000	1,541,386
NIBC Bank NV
2.800%, 12/02/2014 (S)		$4,500,000	4,701,402
3.500%, 04/07/2014	EUR	4,000,000	5,633,562
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,475,000	2,864,813
Scotland International Finance No 2 BV
4.250%, 05/23/2013 (S)		4,200,000	3,968,210

			42,803,458

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Singapore - 0.07%
ICICI Bank, Ltd.
2.256%, 02/24/2014 (P) (S)		$600,000	$574,030

			574,030
South Korea - 0.18%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,534,694

			1,534,694
Spain - 0.65%
Instituto de Credito Oficial
4.500%, 07/08/2014		4,300,000	5,538,703

			5,538,703
Sweden - 1.01%
Stadshypotek AB
0.919%, 09/30/2013 (P) (S)		$4,300,000	4,295,429
1.450%, 09/30/2013 (S)		4,300,000	4,275,589

			8,571,018
United Kingdom - 5.31%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	6,400,000	8,594,096
4.000%, 04/27/2016		$3,300,000	2,943,904
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	139,165
Barclays Bank PLC
10.179%, 06/12/2021 (S)		$800,000	795,144
BP Capital Markets PLC
2.375%, 12/14/2011		100,000	100,046
3.125%, 10/01/2015		2,600,000	2,682,246
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	180,056
11.040%, 03/19/2020	GBP	2,800,000	3,714,215
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	2,880,502
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (S)		$2,600,000	2,353,260
Nationwide Building Society
2.875%, 09/14/2015	EUR	800,000	1,069,025
4.625%, 09/13/2012		4,600,000	6,298,315
5.500%, 07/18/2012		$2,200,000	2,252,050
5.500%, 07/18/2012 (S)		4,300,000	4,413,679
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,148,797
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	322,432
Virgin Media Secured Finance PLC
7.000%, 01/15/2018	GBP	900,000	1,475,551
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$3,000,000	3,203,121
XL Capital Finance Europe PLC
6.500%, 01/15/2012		400,000	402,213

			44,967,817
United States - 9.13%
Ally Financial, Inc.
6.625%, 05/15/2012		2,000,000	2,020,000
6.875%, 08/28/2012		1,900,000	1,919,000
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,574,122
American International Group, Inc.
6.797%, 11/15/2017 (S)	EUR	142,000	177,449

45

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$2,600,000	$2,294,500
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038	EUR	1,150,000	1,205,298
AutoZone, Inc.
5.875%, 10/15/2012		$500,000	519,193
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	5,900,000	7,964,557
CBS Corp.
8.875%, 05/15/2019		$1,800,000	2,297,349
CIT Group, Inc.
5.250%, 04/01/2014 (S)		3,000,000	2,940,000
Citigroup, Inc.
0.607%, 06/09/2016 (P)		2,300,000	1,844,701
1.609%, 03/05/2014 (P)	EUR	3,500,000	4,366,631
6.000%, 08/15/2017		$1,000,000	1,040,103
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,809,000
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		4,600,000	4,473,100
HCA, Inc.
7.875%, 02/15/2020		2,000,000	2,105,000
International Lease Finance Corp.
6.375%, 03/25/2013		800,000	792,000
6.750%, 09/01/2016 (S)		4,100,000	4,120,500
7.125%, 09/01/2018 (S)		500,000	510,000
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,233,810
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	582,000
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		3,600,000	949,500
6.875%, 05/02/2018 (H)		4,200,000	1,123,500
Loews Corp.
5.250%, 03/15/2016		200,000	219,481
Masco Corp.
6.125%, 10/03/2016		700,000	708,923
Merrill Lynch & Company, Inc.
1.771%, 08/25/2014 (P)	EUR	1,900,000	2,104,643
1.777%, 05/30/2014		600,000	672,592
2.077%, 09/14/2018		1,900,000	1,475,998
6.750%, 05/21/2013		2,400,000	3,172,571
6.875%, 04/25/2018		$3,100,000	2,932,237
Morgan Stanley
0.855%, 10/18/2016 (P)		100,000	78,139
1.807%, 03/01/2013 (P)	EUR	1,100,000	1,378,421
1.992%, 01/16/2017 (P)		100,000	99,023
2.016%, 01/24/2014 (P)		$3,700,000	3,463,415
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,201,386
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	728,476
Springleaf Finance Corp.
6.900%, 12/15/2017		2,000,000	1,345,000
Sprint Capital Corp.
8.750%, 03/15/2032		200,000	155,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018		200,000	230,429
The Ryland Group, Inc.
6.625%, 05/01/2020		2,000,000	1,765,000

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Transocean, Inc.
4.950%, 11/15/2015	$4,100,000	$4,156,133
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	400,000	492,702

		77,241,382

TOTAL CORPORATE BONDS (Cost $354,836,464)		$345,981,258

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.78%
U.S. Government - 2.13%
U.S. Treasury Bonds
3.750%, 08/15/2041	2,800,000	3,185,000
3.875%, 08/15/2040 (F)	7,800,000	9,049,217
5.500%, 08/15/2028 (F)	4,200,000	5,791,405

		18,025,622
U.S. Government Agency - 39.65%
Federal Home Loan Mortgage Corp.,
4.000%, TBA	1,000,000	1,037,825
Federal National Mortgage Association
1.431%, 11/01/2042 to 10/01/2044 (P)	432,118	429,789
1.432%, 06/01/2043 (P)	1,890,641	1,881,291
2.169%, 11/01/2035 (P)	257,065	261,258
3.500%, TBA	67,000,000	68,237,382
3.730%, 01/01/2018	5,000,000	5,304,443
4.000%, TBA	205,500,000	213,645,304
4.000%, 09/01/2041	5,999,996	6,252,021
4.500%, TBA	36,000,000	38,003,472
5.128%, 09/01/2035 (P)	214,977	233,033
5.169%, 07/01/2035 (P)	189,536	205,502

		335,491,320

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $352,532,813)		$353,516,942

MUNICIPAL BONDS - 3.44%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033	1,400,000	1,775,844
8.084%, 02/15/2050	3,600,000	4,928,472
Bay Area Toll Authority (California)
6.907%, 10/01/2050	1,700,000	2,227,459
Buckeye Tobacco Settlement Financing
Authority (Ohio) 5.875%, 06/01/2047	1,700,000	1,187,059
City of New York (New York)
5.237%, 12/01/2021	2,300,000	2,666,298
Golden State Tobacco
Securitization Corp. (California)
5.000%, 06/01/2038	4,300,000	3,984,982
5.125%, 06/01/2047	300,000	190,248
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,900,000	2,462,913
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	100,000	122,518
7.618%, 08/01/2040	2,100,000	2,612,904
Municipal Electric Authority of Georgia
6.655%, 04/01/2057	500,000	511,705
New York City Municipal Water Finance
Authority (New York), Series 1289
8.992%, 12/15/2013 (P) (S)	130,000	137,647
Northside Independent School
District (Texas)
5.741%, 08/15/2035	700,000	731,416
5.891%, 08/15/2040	1,500,000	1,574,805

46

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054 (Z)		$500,000	$31,675
State of California
7.600%, 11/01/2040		2,100,000	2,518,845
7.700%, 11/01/2030		800,000	894,584
7.950%, 03/01/2036		100,000	112,533
Triborough Bridge & Tunnel Authority
(New York) 5.550%, 11/15/2040		400,000	471,956

TOTAL MUNICIPAL BONDS (Cost $25,782,774)			$29,143,863

TERM LOANS (M) - 0.63%
United States - 0.33%
Springleaf Finance Funding Company
5.500%, 05/10/2017 (P)		3,200,000	2,786,666

			2,786,666
Germany - 0.30%
Kabel Deutschland Holding AG
5.197%, 12/13/2016	EUR	1,900,000	2,516,064

			2,516,064

TOTAL TERM LOANS (Cost $5,692,856)			$5,302,730

CAPITAL PREFERRED SECURITIES - 0.28%
Cayman Islands - 0.26%
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	1,513,000	2,195,716
United States - 0.02%
State Street Capital Trust IV
1.347%, 06/15/2037 (P)		$200,000	136,286

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,415,281)			$2,332,002

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.26%
Commercial & Residential - 13.52%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.842%, 09/25/2035 (P)		111,354	76,054
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.497%, 05/25/2047 (P)		328,080	36,462
Series 2004-3, Class 5A,
2.360%, 10/25/2034 (P)		296,022	250,615
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.420%, 07/01/2034 (P)	EUR	239,895	302,702
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.658%, 02/20/2036 (P)		$1,111,290	930,676
Series 2006-J, Class 4A1,
5.742%, 01/20/2047 (P)		165,832	105,652
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.427%, 01/25/2037 (P)		1,824,689	839,722
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		882,022	754,080
Series 2005-9, Class A1,
2.400%, 10/25/2035 (P)		2,011,165	1,570,949

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2003-5, Class 1A2,
2.580%, 08/25/2033 (P)	$54,444	$49,749
Series 2003-7, Class 6A,
2.603%, 10/25/2033 (P)	117,468	111,214
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)	1,433,565	1,329,616
Series 2005-2, Class A2,
2.731%, 03/25/2035 (P)	344,816	324,838
Series 2004-2, Class 23A,
2.814%, 05/25/2034 (P)	85,061	79,172
Series 2003-9, Class 2A1,
2.821%, 02/25/2034 (P)	21,606	18,396
Series 2004-2, Class 22A,
2.870%, 05/25/2034 (P)	231,505	206,595
Series 2005-4, Class 3A1,
5.169%, 08/25/2035 (P)	492,995	375,580
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.417%, 02/25/2034 (P)	76,663	55,971
Series 2005-9, Class 24A1,
2.678%, 11/25/2035 (P)	751,031	411,086
Series 2006-6, Class 31A1,
2.753%, 11/25/2036 (P)	1,863,040	1,033,287
Series 2005-7, Class 22A1,
2.772%, 09/25/2035 (P)	1,598,717	1,043,440
Series 2006-6, Class 32A1,
2.834%, 11/25/2036 (P)	1,425,450	692,151
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.558%, 01/26/2036 (P)	838,612	489,273
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.507%, 05/20/2045 (P)	634,741	304,913
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.057%, 08/25/2035 (P) (S)	1,099,839	783,148
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	501,648	446,770
Series 2005-6, Class A2,
2.450%, 09/25/2035 (P)	536,524	433,402
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)	1,329,714	1,087,900
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)	309,203	264,714
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.491%, 02/05/2019 (P) (S)	2,600,000	2,458,750
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.435%, 02/20/2047 (P)	1,993,333	889,295
Series 2007-OA7, Class A1A,
0.437%, 05/25/2047 (P)	1,939,806	984,485
Series 2006-OA1, Class 2A1,
0.465%, 03/20/2046 (P)	1,222,839	601,731
Series 2005-81, Class A1,
0.537%, 02/25/2037 (P)	3,721,593	1,659,027
Series 2007-11T1, Class A12,
0.607%, 05/25/2037 (P)	481,193	197,179
Series 2005-56, Class 2A3,
1.718%, 11/25/2035 (P)	99,823	49,947

47

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2005-56, Class 2A2,
2.258%, 11/25/2035 (P)		$99,891	$50,145
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		165,099	135,998
Series 2007-7T2, Class A9,
6.000%, 04/25/2037		217,290	136,754
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		213,726	126,167
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.587%, 02/25/2035 (P)		220,799	144,263
Series 2004-25, Class 2A1,
0.597%, 02/25/2035 (P)		265,856	163,289
Series 2005-R2, Class 1AF1,
0.597%, 06/25/2035 (P) (S)		488,597	425,160
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)		485,857	330,151
Series 2005-HYB9, Class 5A1,
2.610%, 02/20/2036 (P)		502,390	296,180
Series 2004-22, Class A3,
2.746%, 11/25/2034 (P)		229,430	174,608
Series 2004-12, Class 12A1,
2.777%, 08/25/2034 (P)		651,935	484,782
Series 2004-12, Class 11A1,
2.794%, 08/25/2034 (P)		65,230	44,860
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.433%, 07/25/2033 (P)		20,506	17,552
Series 2003-AR20, Class 2A1,
2.564%, 08/25/2033 (P)		217,639	206,062
Credit Suisse Mortgage
Capital Certificates
Series 2007-C3, Class A2,
5.904%, 06/15/2039 (P)		1,634,851	1,648,855
Series 2010-UD1, Class A,
5.943%, 12/18/2049 (P) (S)		300,000	327,459
Crusade Global Trust
Series 2004-2, Class A2,
1.600%, 11/19/2037 (P)	EUR	533,487	700,556
Series 2005-2, Class A2,
4.848%, 08/14/2037 (P)	AUD	2,592,582	2,569,930
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.710%, 11/20/2035 (P)	EUR	782,912	1,032,840
First Flexible PLC, Series 7, Class A
1.038%, 09/15/2033 (P)	GBP	515,402	721,167
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.541%, 12/25/2033 (P)		$116,043	104,590
Series 2005-AR3, Class 2A1,
2.746%, 08/25/2035 (P)		109,769	84,837
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.599%, 11/15/2031 (P)		335,487	305,936
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.819%, 07/20/2016 (P)	EUR	1,117,844	1,363,648
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.958%, 06/25/2034 (P)		$18,147	14,872

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Gosforth Funding PLC, Series 2011-1,
Class A2
2.432%, 04/24/2047	GBP	1,800,000	$2,779,989
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
1.052%, 03/18/2039 (P)		1,084,738	1,355,388
Series 2007-1, Class A2B,
1.661%, 03/18/2039 (P)	EUR	1,807,895	1,938,449
Series 2006-1, Class A2B,
1.681%, 06/18/2038 (P)		1,709,390	1,954,962
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.337%, 10/25/2046 (P)		$207,791	189,726
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.798%, 10/25/2033 (P)		15,319	12,135
GS Mortgage Securities Corp. II,
Series 2010-C1, Class A2
4.592%, 08/10/2043 (S)		1,100,000	1,185,901
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.870%, 03/25/2033 (P)		110,626	103,653
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.445%, 01/19/2038 (P)		1,730,737	1,001,415
Series 2006-1, Class 2A1A,
0.495%, 03/19/2036 (P)		1,212,308	616,656
Series 2005-4, Class 3A1,
2.769%, 07/19/2035 (P)		37,214	24,127
Series 2003-1, Class A,
2.935%, 05/19/2033 (P)		213,676	192,753
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
2.972%, 10/15/2054 (S)	EUR	3,800,000	5,098,159
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.688%, 12/15/2016 (P)		921,778	1,154,359
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.605%, 12/25/2034 (P)		$68,003	46,725
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		262,873	250,634
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.053%, 11/25/2033 (P)		129,246	123,950
Series 2007-A1, Class 5A6,
2.780%, 07/25/2035 (P)		423,767	297,420
Series 2006-A1, Class 3A2,
5.269%, 02/25/2036 (P)		1,053,027	804,487
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.568%, 12/15/2049 (P)	GBP	7,623,290	9,578,553
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.689%, 12/15/2030 (P)		$540,325	492,620
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.507%, 08/25/2036 (P)		130,893	102,468
Series 2003-C, Class A1,
0.917%, 06/25/2028 (P)		484,436	438,464
Series 2003-A2, Class 1A1,
2.276%, 02/25/2033 (P)		105,600	90,804

48

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.167%, 08/12/2049 (P)		$2,000,000	$2,152,280
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.653%, 10/25/2035 (P)		709,831	596,348
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.695%, 10/07/2020 (P)		3,671,450	3,676,223
Series 2010-R2, Class 2A,
0.715%, 11/05/2020 (P)		20,422,535	20,422,535
Newgate Funding PLC
Series 2007-3X, Class A1,
1.518%, 12/15/2050 (P)	GBP	1,023,536	1,560,887
Series 2007-3X, Class A3,
1.918%, 12/15/2050 (P)		4,200,000	4,352,505
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.549%, 02/21/2038 (P) (S)		$718,256	689,103
Series 2005-P11, Class BA,
5.043%, 08/22/2037 (P)	AUD	224,895	223,678
Series 2004-P10, Class BA,
5.293%, 07/12/2036 (P)		258,552	260,114
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.407%, 02/25/2047 (P)		$426,454	169,846
Series 2006-QO6, Class A1,
0.437%, 06/25/2046 (P)		1,920,004	577,389
Series 2006-QO3, Class A1,
0.467%, 04/25/2046 (P)		1,198,911	403,888
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.657%, 01/25/2046 (P)		522,655	218,164
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		246,391	160,073
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.033%, 09/25/2035 (P)		158,578	97,540
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
1.059%, 06/12/2044 (P)	GBP	1,004,285	1,265,846
Sequoia Mortgage Trust, Series 5, Class A
0.605%, 10/19/2026 (P)		$152,768	129,115
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.630%, 01/25/2035 (P)		648,361	363,736
Series 2004-1, Class 4A1,
2.481%, 02/25/2034 (P)		139,073	125,781
Series 2004-1, Class 4A2,
2.481%, 02/25/2034 (P)		764,901	681,885
Series 2004-4, Class 3A2,
2.482%, 04/25/2034 (P)		326,152	265,553
Series 2004-12, Class 7A1,
2.597%, 09/25/2034 (P)		374,245	347,868
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.477%, 05/25/2036 (P)		1,577,397	754,731
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.646%, 10/25/2035 (P) (S)		363,411	281,276

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.617%, 03/09/2036 (P)		$519,241	$516,084
Swan
Series 2006-1E, Class A1,
0.533%, 05/12/2037 (P)		945,209	916,778
Series 2006-1E, Class A2,
4.818%, 05/12/2037 (P)	AUD	850,688	847,034
Series 2010-1, Class A,
5.940%, 04/25/2041 (P)		1,869,558	1,893,139
Torrens Trust, Series 2007-1, Class A
5.050%, 10/19/2038 (P)		1,232,883	1,225,123
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13,
Class A1A1
0.547%, 10/25/2045 (P)		$150,834	109,812
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.487%, 04/25/2045 (P)		425,364	318,045
Series 2005-AR2, Class 2A1A,
0.567%, 01/25/2045 (P)		239,816	177,835
Series 2006-AR19, Class 1A,
0.958%, 01/25/2047 (P)		512,256	252,009
Series 2006-AR17, Class 1A1A,
1.028%, 12/25/2046 (P)		390,791	230,268
Series 2006-AR3, Class A1A,
1.218%, 02/25/2046 (P)		835,590	549,863
Series 2002-AR17, Class 1A,
1.418%, 11/25/2042 (P)		274,934	214,968
Series 2003-AR9, Class 1A6,
2.462%, 09/25/2033 (P)		2,821,052	2,669,350
Series 2003-AR5, Class A7,
2.581%, 06/25/2033 (P)		88,645	84,550
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.158%, 07/25/2046 (P)		375,311	119,962
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.692%, 03/25/2036 (P)		2,068,579	1,597,924
Series 2004-S, Class A1,
2.703%, 09/25/2034 (P)		227,667	223,723

			114,415,830
U.S. Government Agency - 0.74%
Federal Home Loan Mortgage Corp.
Series 2004-2895, Class F,
0.598%, 06/15/2031 (P)		34,748	34,753
Series T-63, Class 1A1,
1.431%, 02/25/2045 (P)		225,765	213,621
Federal National Mortgage Association
Series 2005-120, Class NF,
0.357%, 01/25/2021 (P)		114,867	114,785
Series 2006-15, Class FC,
0.387%, 03/25/2036 (P)		356,401	334,017
Series 2006-16, Class FC,
0.557%, 03/25/2036 (P)		1,399,292	1,403,591
Series 2003-W6, Class F,
0.607%, 09/25/2042 (P)		418,641	417,462
Series 2004-W2, Class 5AF,
0.607%, 03/25/2044 (P)		318,478	308,342

49

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2010-136, Class FA,
0.757%, 12/25/2040 (P)		$2,939,668	$2,949,397
Series 2006-5, Class 3A2,
2.368%, 05/25/2035 (P)		445,356	463,033

			6,239,001

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $139,616,244)			$120,654,831

ASSET BACKED SECURITIES - 3.42%
Access Group, Series 2008-1, Class A
1.718%, 10/27/2025 (P)		1,960,508	1,968,713
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.627%, 10/25/2035 (P)		2,500,000	1,906,820
Aquilae CLO PLC, Series 2006-1X,
Class A
2.057%, 01/17/2023 (P)	EUR	3,028,786	3,797,473
Bumper 2 SA, Series 2009-3, Class A
3.035%, 06/20/2022 (P)		262,086	352,396
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.348%, 05/16/2016 (P) (S)		$3,100,000	3,123,775
Countrywide Asset-Backed Certificates,
Series 2007-2, Class 2A1
0.307%, 08/25/2037 (P)		57,970	57,076
Duane Street CLO, Series 2005-1A,
Class A2
0.688%, 11/08/2017 (P) (S)		1,358,526	1,313,281
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	138,661	136,242
Globaldrive BV, Series 2011-AA, Class A
1.950%, 04/20/2019 (S)	EUR	1,419,003	1,896,641
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.957%, 01/25/2032 (P)		$81,880	79,760
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
1.042%, 08/27/2015 (P) (S)		390,110	377,027
Harvest CLO SA, Series IX, Class A1
2.228%, 03/29/2017 (P)	EUR	611,785	759,251
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.827%, 06/01/2017 (P) (S)		$3,681,091	3,568,943
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.817%, 10/25/2034 (P)		134,514	99,188
Magnolia Funding, Ltd.
Series 2010-1A, Class A,
2.015%, 04/11/2021 (S)	EUR	1,487,174	1,837,109
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	780,454
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		496,270	663,828
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$868,149	873,815
Pacifica CDO, Ltd., Series 2004-4x,
Class A1l
0.807%, 02/15/2017 (P)		1,357,147	1,315,541
Penta CLO SA, Series 2007-1X, Class A1
1.917%, 06/04/2024 (P)	EUR	871,477	1,012,917

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SACO I, Inc., Series 2005-10, Class 1A
0.777%, 06/25/2036 (P)	$228,535	$137,282
SLM Student Loan Trust, Series 2003-6,
Class A4
0.547%, 12/17/2018 (P)	231,089	230,161
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.961%, 02/16/2019 (P) (S)	1,547,463	1,529,371
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.817%, 03/01/2017 (P) (S)	1,184,890	1,155,504

TOTAL ASSET BACKED SECURITIES (Cost $29,472,004)		$28,972,568

PREFERRED SECURITIES - 0.01%
United States - 0.01%
SLM Corp., 5.575%	6,200	124,124

TOTAL PREFERRED SECURITIES (Cost $69,750)		$124,124

OPTIONS PURCHASED - 0.03%
Call Options - 0.00%
Over the Counter Purchased Call on the
USD vs JPY (Expiration Date:
12/29/2011; Strike Price: $92.50;
Counterparty: Morgan Stanley) (I)	200,000	20,000

		20,000
Put Options - 0.03%
Over the Counter USD Purchased Options
on 30 Year Interest Rate Swaption.
Receive a fixed rate of 3.750% and pay
a floating rate based on 3-month
LIBOR (Expiration Date: 09/24/2012;
Strike Price: $3.75; Counterparty: Bank
of America) (I)	3,600,000	88,578
Over the Counter USD Purchased Options
on 30 Year Interest Rate Swaption.
Receive a fixed rate of 3.750% and pay
a floating rate based on 3-month
LIBOR (Expiration Date: 09/24/2012;
Strike Price: $3.75; Counterparty:
Deutsche Bank) (I)	5,400,000	132,867
Over the Counter USD Purchased Options
on Federal National Mortgage
Association, 4.000%, TBA Option
(Expiration Date: 02/06/2012; Strike
Price: $93.00; Counterparty:
Barclays Bank) (I)	50,000	2,784
Over the Counter USD Purchased Options
on Federal National Mortgage
Association, 4.000%, TBA Option
(Expiration Date: 12/05/2011; Strike
Price: $79.00; Counterparty: Credit
Suisse International) (I)	100,000,000	1
Over the Counter USD Purchased Options
on Federal National Mortgage
Association, 4.000%, TBA Option
(Expiration Date: 12/05/2011; Strike
Price: $94.00; Counterparty:Royal Bank
of Scotland) (I)	18,000,000	0

		224,230

TOTAL OPTIONS PURCHASED (Cost $410,487)		$244,230

50

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 5.18%
Certificate of Deposit - 0.60%
Banco do Brasil SA 1.725%, 02/15/2012 *		$5,100,000	5,083,257

			5,083,257
U.S. Government* - 2.21%
U.S. Treasury Bill
0.022%, 02/16/2012		231,000	230,992
0.030%, 03/22/2012		542,000	541,954
0.035%, 03/29/2012		260,000	259,974
0.040%, 02/23/2012 (D)		870,000	869,949
0.040%, 04/12/2012		569,000	568,905
0.040%, 05/17/2012 (D) (F)		9,200,000	9,198,283
0.112%, 10/18/2012		540,000	539,457
0.142%, 05/03/2012 (D) (F)		6,380,000	6,378,573
0.229%, 04/05/2012 (D) (F)		138,000	137,988

			18,726,075
Foreign Government - 1.66%
Japan Treasury Discount Bill
0.097%, 02/27/2012 *	JPY	1,090,000,000	14,050,080

			14,050,080
Repurchase Agreement - 0.71%
State Street Bank Repurchase Agreement
dated 11/30/2011 at 0.010% to be
repurchased at $5,974,002 on
12/01/2011, collateralized by
$5,875,000 U.S. Treasury Notes,
1.750% due 01/31/2014 (valued at
$6,095,313, including interest)		$5,974,000	5,974,000

TOTAL SHORT-TERM INVESTMENTS (Cost $43,938,158)			$43,833,412

Total Investments (Global Bond Fund)
(Cost $1,172,284,922) - 135.93%			$1,150,202,628
Other assets and liabilities, net - (35.93%)			(304,040,277)

TOTAL NET ASSETS - 100.00%			$846,162,351

Global Infrastructure Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 95.50%
Australia - 2.46%
Macquarie Airports, Ltd. (I)		5,000	$17,913
Transurban Group, Ltd.		7,500	43,898

			61,811
Belgium - 1.01%
Elia System Operator SA/NV		647	25,550
Bermuda - 0.18%
Knightsbridge Tankers, Ltd.		300	4,677
Brazil - 3.16%
Cia de Saneamento de Minas Gerais		1,000	17,845
Cia Energetica de Minas Gerais, ADR		1,755	30,800
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR		561	30,978

			79,623
Canada - 21.68%
AltaGas, Ltd.		1,200	36,319
ATCO, Ltd.		700	42,784
Black Diamond Group, Ltd.		2,400	40,449
Bonterra Energy Corp.		200	10,316

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canyon Services Group, Inc.	3,000	$36,502
Enbridge, Inc.	3,750	132,263
Finning International, Inc.	600	13,730
Gran Tierra Energy, Inc. (I)	4,500	28,634
Midway Energy, Ltd. (I)	6,000	18,766
Neo Material Technologies, Inc. (I)	1,500	12,177
Pembina Pipeline Corp.	400	11,667
Poseidon Concepts Corp.	3,800	42,659
SNC-Lavalin Group, Inc.	500	24,511
TransCanada Corp.	1,500	62,700
Trinidad Drilling, Ltd.	2,600	20,291
Western Energy Services Corp. (I)	1,500	11,383

		545,151
France - 3.51%
Aeroports de Paris	400	29,239
GDF Suez, ADR	1,000	28,000
Groupe Eurotunnel SA	2,900	22,053
Vinci SA	200	8,969

		88,261
Germany - 5.94%
Bilfinger Berger SE	500	45,650
E.ON AG, ADR	1,900	47,082
Fraport AG Frankfurt Airport
Services Worldwide	1,000	56,807

		149,539
Hong Kong - 2.61%
China Merchants Holdings
International Company, Ltd.	3,000	8,841
COSCO Pacific, Ltd.	40,000	47,031
Yuexiu Transport Infrastructure Ltd.	22,000	9,787

		65,659
Indonesia - 0.77%
Jasa Marga Tbk PT	45,000	19,509
Italy - 4.77%
Autostrade SpA	3,000	46,184
Enel SpA	12,000	50,975
Societa Iniziative Autostradali e Servizi SpA	3,000	22,706

		119,865
Japan - 0.72%
Japan Airport Terminal Company, Ltd.	800	11,611
Nippon Densetsu Kogyo Company, Ltd.	700	6,410

		18,021
Netherlands - 3.01%
Chicago Bridge & Iron Company NV	900	37,215
Koninklijke Vopak NV	700	38,483

		75,698
Portugal - 0.77%
EDP - Energias de Portugal SA, ADR	608	19,310
Singapore - 1.21%
CWT, Ltd.	10,000	8,089
Sia Engineering Company, Ltd.	8,000	22,262

		30,351
Spain - 2.07%
Abertis Infraestructuras SA	3,255	52,018
Sweden - 0.39%
NCC AB	600	9,772
Switzerland - 0.15%
Foster Wheeler AG (I)	200	3,710

51

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand - 3.04%
Bangkok Expressway PCL	5,000	$2,830
Electricity Generating PCL	10,141	28,874
Ratchaburi Electricity Generating Holding PCL	32,442	44,693

		76,397
United Kingdom - 8.24%
BBA Aviation PLC	5,000	13,878
Centrica PLC	7,700	36,638
National Grid PLC	13,200	129,694
SSE PLC	1,300	26,923

		207,133
United States - 29.81%
AECOM Technology Corp. (I)	500	10,725
Caterpillar, Inc.	600	58,728
Cleco Corp.	1,600	57,824
CSX Corp.	300	6,513
DTE Energy Company	465	24,482
El Paso Corp.	3,200	80,032
El Paso Electric Company	1,741	60,099
Fluor Corp.	600	32,892
IDACORP, Inc.	700	28,693
KBR, Inc.	1,500	43,350
Macquarie Infrastructure Company LLC	1,800	47,052
Public Service Enterprise Group, Inc.	300	9,882
RPC, Inc.	700	13,664
Southern Company	200	8,782
Southwest Gas Corp.	1,000	40,430
Spectra Energy Corp.	2,500	73,550
Swift Energy Company (I)	150	4,409
The Williams Companies, Inc.	4,600	148,488

		749,595

TOTAL COMMON STOCKS (Cost $2,217,598)		$2,401,650

Total Investments (Global Infrastructure Fund)
(Cost $2,217,598) - 95.50%		$2,401,650
Other assets and liabilities, net - 4.50%		113,163

TOTAL NET ASSETS - 100.00%		$2,514,813

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.76%
Australia - 8.59%
Charter Hall Office REIT	523,126	$1,868,986
Commonwealth Property Office Fund	2,211,019	2,212,918
Goodman Group	5,492,819	3,481,089
GPT Group	1,534,763	5,048,688
Investa Office Fund	2,597,858	1,618,468
Mirvac Group	1,225,115	1,647,356
Stockland	2,047,476	7,308,083
Westfield Group	1,246,116	10,790,509
Westfield Retail Trust	2,687,614	7,191,982

		41,168,079
Austria - 0.00%
Immofinanz AG - Escrow Shares (I)(L)	140,000	0
Brazil - 0.22%
BHG SA - Brazil Hospitality Group (I)	118,041	1,077,046

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 3.66%
Boardwalk Real Estate Investment Trust	48,100	$2,450,862
Canadian Real Estate Investment Trust	90,250	3,194,299
Chartwell Seniors Housing Real
Estate Investment Trust	543,450	4,262,562
First Capital Realty, Inc.	71,300	1,191,188
H&R Real Estate Investment Trust (L)	281,200	6,423,805

		17,522,716
China - 0.59%
Country Garden Holdings Company (L)	3,876,000	1,383,170
Longfor Properties Company, Ltd. (L)	1,194,500	1,457,397

		2,840,567
Finland - 0.17%
Technopolis PLC	185,515	830,210
France - 5.16%
ICADE	70,000	5,603,267
Klepierre SA	215,000	6,243,620
Unibail-Rodamco SE	69,000	12,883,936

		24,730,823
Germany - 0.56%
DIC Asset AG	83,000	660,424
GSW Immobilien AG (I)	63,500	2,031,974

		2,692,398
Guernsey, C.I. - 0.06%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	263,575
Hong Kong - 11.41%
China Overseas Land & Investment, Ltd. (L)	3,571,452	6,325,725
China Resources Land, Ltd. (L)	1,114,000	1,700,912
Hang Lung Properties, Ltd.	1,391,592	4,211,263
Hong Kong Land Holdings, Ltd.	1,292,000	6,050,307
Hysan Development Company, Ltd.	184,000	593,509
New World Development Company, Ltd.	789,000	677,416
Sino Land Company, Ltd.	2,685,800	3,377,836
Sun Hung Kai Properties, Ltd.	1,604,173	19,828,135
The Link REIT	1,842,000	6,644,593
Wharf Holdings, Ltd.	1,088,900	5,288,686

		54,698,382
Italy - 0.00%
BGP Holdings PLC (I)	4,606,148	6
Japan - 9.03%
Advance Residence Investment Corp.	236	445,343
Aeon Mall Company, Ltd.	98,800	2,307,971
Daiwahouse Residential Investment Corp.	78	476,150
Japan Real Estate Investment Corp.	373	3,104,922
Japan Retail Fund Investment Corp.	1,607	2,458,059
Mitsubishi Estate Company, Ltd.	684,000	11,446,688
Mitsui Fudosan Company, Ltd.	646,000	10,488,176
Nippon Building Fund, Inc.	413	3,796,194
Sumitomo Realty &
Development Company, Ltd.	320,000	6,348,833
United Urban Investment Corp.	2,248	2,418,498

		43,290,834
Jersey, C.I. - 0.61%
LXB Retail Properties PLC (I)	1,180,000	1,797,804
Max Property Group PLC (I)	760,000	1,133,573

		2,931,377
Netherlands - 1.47%
Corio NV	124,500	5,554,832

52

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Eurocommercial Properties NV (L)	44,480	$1,503,294

		7,058,126
Norway - 0.43%
Norwegian Property ASA	1,525,000	2,073,004
Philippines - 0.13%
Megaworld Corp.	14,218,300	609,575
Singapore - 3.93%
Ascendas Real Estate Investment Trust	1,400,000	2,249,582
CapitaCommercial Trust	1,752,000	1,488,573
Capitaland, Ltd.	2,919,500	5,921,709
CapitaMall Trust	2,648,000	3,672,870
City Developments, Ltd.	399,000	3,084,888
Global Logistic Properties, Ltd. (I)	1,153,000	1,680,301
Mapletree Industrial Trust	863,000	726,047

		18,823,970
South Africa - 0.13%
South African Property Opportunities PLC (I)	750,000	600,104
Sweden - 0.48%
Fabege AB	100,000	779,973
Fastighets AB Balder - B Shares (I)	335,000	1,289,778
Hufvudstaden AB,Class A	23,348	234,668

		2,304,419
Switzerland - 0.55%
Swiss Prime Site AG (I)	34,500	2,626,384
United Kingdom - 4.57%
British Land Company PLC	382,908	2,984,016
Conygar Investment Company PLC	475,000	727,502
Development Securities PLC	470,000	1,081,202
Hammerson PLC	685,000	4,224,462
Land Securities Group PLC	385,000	4,160,835
Metric Property Investments PLC	950,000	1,344,155
Safestore Holdings, Ltd.	1,148,656	1,875,086
Segro PLC	865,000	3,070,715
Terrace Hill Group PLC	1,444,371	388,451
Unite Group PLC (I)	740,000	2,068,495

		21,924,919
United States - 46.01%
American Assets Trust, Inc.	49,400	1,019,616
Apartment Investment & Management
Company, Class A	114,900	2,502,522
AvalonBay Communities, Inc.	86,706	10,825,244
Boston Properties, Inc.	124,250	11,850,965
BRE Properties, Inc.	172,100	8,374,386
Brookdale Senior Living, Inc. (I)	170,150	2,645,833
Camden Property Trust (L)	158,350	9,141,546
Chesapeake Lodging Trust	77,350	1,229,865
Colonial Properties Trust (L)	89,200	1,769,728
DDR Corp.	808,900	9,456,041
Digital Realty Trust, Inc. (L)	77,400	4,914,900
DuPont Fabros Technology, Inc. (L)	95,800	2,158,374
Equity Lifestyle Properties, Inc.	65,850	4,071,506
Equity Residential (L)	24,250	1,338,358
Extra Space Storage, Inc. (L)	146,200	3,523,420
Federal Realty Investment Trust	78,500	6,941,755
General Growth Properties, Inc.	186,900	2,631,552
HCP, Inc. (L)	63,100	2,438,815
Health Care REIT, Inc.	243,750	12,228,938
Home Properties, Inc. (L)	44,650	2,454,411
Host Hotels & Resorts, Inc. (L)	413,254	5,847,544
Liberty Property Trust (L)	117,450	3,501,185
LTC Properties, Inc.	101,100	2,906,625

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Mack-Cali Realty Corp. (L)	65,450	$1,667,666
Pebblebrook Hotel Trust	185,850	3,441,942
Post Properties, Inc.	64,300	2,571,357
Prologis, Inc. (L)	302,345	8,411,238
PS Business Parks, Inc.	33,200	1,749,640
Public Storage (L)	94,250	12,431,575
Ramco-Gershenson Properties Trust (L)	2,850	24,197
Senior Housing Properties Trust	253,363	5,551,183
Simon Property Group, Inc.	241,373	30,012,319
SL Green Realty Corp. (L)	148,525	9,778,886
Strategic Hotels & Resorts, Inc. (I)	688,850	3,458,027
Tanger Factory Outlet Centers, Inc.	233,400	6,616,890
Taubman Centers, Inc.	117,500	7,323,775
UDR, Inc.	42,500	998,750
Vornado Realty Trust	171,200	12,745,833

		220,556,407

TOTAL COMMON STOCKS (Cost $413,675,653)		$468,622,921

SECURITIES LENDING COLLATERAL - 6.81%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	3,262,062	32,643,781

TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,633,921)		$32,643,781

SHORT-TERM INVESTMENTS - 0.74%
Repurchase Agreement - 0.74%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $3,567,001 on 12/01/2011,
collateralized by $3,635,000 Federal Home
Loan Mortgage Corp., 0.500% due
08/23/2013 (valued at $3,639,544,
including interest)	$3,567,000	$3,567,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,567,000)		$3,567,000

Total Investments (Global Real Estate Fund)
(Cost $449,876,574) - 105.31%		$504,833,702
Other assets and liabilities, net - (5.31%)		(25,463,732)

TOTAL NET ASSETS - 100.00%		$479,369,970

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.22%
Consumer Staples - 0.98%
Food & Staples Retailing - 0.98%
CP ALL PCL	268,500	$438,955
Raia SA	43,000	668,178
Shoppers Drug Mart Corp.	28,800	1,198,647

		2,305,780

		2,305,780
Health Care - 94.96%
Biotechnology - 34.86%
Achillion Pharmaceuticals, Inc. (I)	10,400	69,160
Acorda Therapeutics, Inc. (I)	36,400	842,660
Alexion Pharmaceuticals, Inc. (D)(I)	270,400	18,565,664
Alkermes PLC (I)	189,900	2,903,571

53

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Allos Therapeutics, Inc. (I)	33,300	$44,289
AMAG Pharmaceuticals, Inc. (I)	44,100	784,980
Amarin Corp. PLC, ADR (I)	78,600	548,628
Amgen, Inc. (D)	59,500	3,445,645
Amylin Pharmaceuticals, Inc. (I)	71,000	766,800
Anacor Pharmaceuticals, Inc. (I)	35,900	180,577
Ardea Biosciences, Inc. (I)	31,500	588,420
Arqule, Inc. (I)	11,700	65,637
Basilea Pharmaceutica (I)	1,185	41,067
Biocon, Ltd.	15,707	96,720
BioCryst Pharmaceuticals, Inc. (I)	22,900	65,952
Biogen Idec, Inc. (I)	15,700	1,804,715
BioMarin Pharmaceutical, Inc. (I)	90,100	3,119,262
BioMimetic Therapeutics, Inc. (I)	10,200	32,028
Celgene Corp. (I)	79,800	5,033,784
Clovis Oncology, Inc. (I)	15,300	196,911
Cubist Pharmaceuticals, Inc. (I)	57,500	2,217,775
Dendreon Corp. (I)	72,900	629,856
Dyadic International, Inc. (I)	17,300	22,836
Dynavax Technologies Corp. (I)	15,300	47,583
Exelixis, Inc. (I)	255,100	1,176,011
Gilead Sciences, Inc. (D)(I)	154,200	6,144,870
GTx, Inc. (I)	21,900	59,568
Halozyme Therapeutics, Inc. (I)	23,000	218,040
Human Genome Sciences, Inc. (I)	172,600	1,323,842
Idenix Pharmaceuticals, Inc. (I)	218,600	1,661,360
Incyte Corp. (I)	317,900	4,377,483
Infinity Pharmaceuticals, Inc. (I)	17,800	162,514
Intercell AG (I)	7,111	16,676
InterMune, Inc. (I)	94,600	1,717,936
Ironwood Pharmaceuticals, Inc. (I)	6,400	77,248
Lexicon Pharmaceuticals, Inc. (I)	31,800	37,206
Medivation, Inc. (D)(I)	34,500	1,585,275
Micromet, Inc. (I)	14,400	88,272
Momenta Pharmaceuticals, Inc. (I)	36,400	547,456
Neurocrine Biosciences, Inc. (I)	90,100	589,254
NPS Pharmaceuticals, Inc. (I)	76,700	435,656
Onyx Pharmaceuticals, Inc. (I)	27,200	1,199,520
Pharmacyclics, Inc. (I)	143,800	2,190,074
Pharmasset, Inc. (I)	59,500	7,793,905
Poniard Pharmaceuticals, Inc. (I)	4,392	20,686
Puma Biotechnology	14,156	53,085
Regeneron Pharmaceuticals, Inc. (I)	56,800	3,375,056
Rigel Pharmaceuticals, Inc. (I)	69,000	525,780
Savient Pharmaceuticals, Inc. (I)	5,700	14,307
Seattle Genetics, Inc. (I)	43,300	720,079
Sinovac Biotech, Ltd. (I)	30,800	72,688
Swedish Orphan Biovitrum AB (I)	69,531	134,560
Targacept, Inc. (I)	11,300	84,863
Theravance, Inc. (I)	51,800	1,209,012
United Therapeutics Corp. (I)	7,700	315,007
Vertex Pharmaceuticals, Inc. (D)(I)	42,300	1,226,277
Vical, Inc. (I)	50,000	220,500
Ym Biosciences, Inc. (I)	136,100	172,847

		81,661,433
Health Care Equipment & Supplies - 15.02%
Arthrocare Corp. (I)	23,000	685,630
Baxter International, Inc. (D)	89,000	4,597,740
China Kanghui Holdings, Inc., ADR (I)	51,800	789,950
Conceptus, Inc. (I)	76,700	840,249
Covidien PLC	103,600	4,718,980
DENTSPLY International, Inc.	142,700	5,152,897
Dynavox, Inc., Class A (I)	17,400	69,078
Edwards Lifesciences Corp. (D)(I)	34,000	2,245,020

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Endologix, Inc. (I)	15,300	$173,502
Enteromedics, Inc. (I)	92,000	178,480
Gen-Probe, Inc. (I)	3,200	201,568
Genmark Diagnostics Inc. (I)	39,900	167,979
HeartWare International, Inc. (I)	22,700	1,566,300
Hill-Rom Holdings, Inc.	15,000	474,000
IDEXX Laboratories, Inc. (I)	34,500	2,594,055
Insulet Corp. (I)	46,000	854,680
Intuitive Surgical, Inc. (I)	1,200	521,052
Nobel Biocare Holding AG (I)	7,506	95,317
Shandong Weigao Group Medical
Polymer Company, Ltd.	476,000	417,599
Sonova Holding AG (I)	2,685	280,497
Straumann Holding AG	1,688	296,484
Stryker Corp.	82,600	4,033,358
The Cooper Companies, Inc.	13,400	820,884
Tornier BV (I)	4,400	79,068
Volcano Corp. (I)	42,200	1,041,074
Zimmer Holdings, Inc. (I)	45,300	2,289,915

		35,185,356
Health Care Providers & Services - 21.09%
AMERIGROUP Corp. (I)	53,700	3,070,029
AmerisourceBergen Corp.	72,900	2,708,235
Amil Participacoes SA	30,600	284,281
Bangkok Dusit Medical Services PCL	598,400	1,459,414
Catalyst Health Solutions, Inc. (I)	41,148	2,140,519
Centene Corp. (I)	28,800	1,114,848
Community Health Systems, Inc. (I)	6,100	121,207
DaVita, Inc. (I)	26,100	1,988,298
Express Scripts, Inc. (I)	49,900	2,277,935
Fleury SA	46,000	524,014
Fortis Healthcare, Ltd. (I)	168,781	369,762
Fresenius Medical Care AG &
Company KGaA	19,180	1,310,731
Fresenius SE & Company KGaA	4,603	442,689
HCA Holdings, Inc. (I)	44,100	1,075,158
Health Management
Associates, Inc., Class A (I)	130,400	1,071,888
Henry Schein, Inc. (I)	51,800	3,332,812
HMS Holdings Corp. (I)	32,200	976,626
Laboratory Corp. of America Holdings (I)	5,400	462,888
LCA-Vision, Inc. (I)	50,200	141,564
McKesson Corp.	67,100	5,455,901
Mednax, Inc. (I)	28,800	1,941,120
Odontoprev SA	23,000	319,241
Owens & Minor, Inc.	17,300	532,840
Quest Diagnostics, Inc.	9,600	563,136
Select Medical Holdings Corp. (I)	84,400	731,748
Shanghai Pharmaceuticals
Holding Company, Ltd. (I)	406,600	773,093
Sinopharm Group Company, Ltd.	103,600	250,152
Triple-S Management Corp., Class B (I)	26,900	524,012
UnitedHealth Group, Inc.	100,500	4,901,385
Universal Health Services, Inc., Class B	74,400	2,992,368
WellCare Health Plans, Inc. (I)	30,000	1,753,500
WellPoint, Inc.	53,700	3,788,535

		49,399,929
Health Care Technology - 4.72%
Allscripts Healthcare Solutions, Inc. (I)	107,400	2,090,004
athenahealth, Inc. (I)	33,900	2,013,660
Cerner Corp. (I)	16,900	1,030,562
SXC Health Solutions Corp. (I)	100,800	5,929,056

		11,063,282

54

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.60%
Agilent Technologies, Inc. (I)	2,600	$97,500
BG Medicine, Inc. (I)	14,800	68,672
Bruker Corp. (I)	72,900	912,708
Covance, Inc. (I)	49,900	2,290,909
Illumina, Inc. (I)	23,000	639,860
Mettler-Toledo International, Inc. (I)	2,300	367,540
Thermo Fisher Scientific, Inc. (I)	36,400	1,719,900

		6,097,089
Pharmaceuticals - 16.67%
Aegerion Pharmaceuticals, Inc. (I)	23,000	368,690
Allergan, Inc. (D)	11,500	962,780
Auxilium Pharmaceuticals, Inc. (I)	47,900	834,897
AVANIR Pharmaceuticals, Class A (D)(I)	479,500	1,179,570
Bayer AG	15,585	1,023,884
Bayer AG, ADR	400	26,284
Cadence Pharmaceuticals, Inc. (I)	95,900	421,001
Cardiome Pharma Corp. (I)	51,400	104,856
China Medical System Holdings, Ltd.	1,349,400	981,485
Depomed, Inc. (I)	23,000	112,010
Elan Corp. PLC, ADR (I)	250,400	2,709,328
Endocyte, Inc. (I)	17,600	181,104
GlaxoSmithKline Pharmaceuticals, Ltd.	2,533	93,583
Hikma Pharmaceuticals PLC	7,506	73,679
Hospira, Inc. (I)	19,200	541,248
Impax Laboratories, Inc. (I)	33,400	672,676
Ista Pharmaceuticals, Inc. (I)	25,700	96,375
Jazz Pharmaceuticals, Inc. (I)	34,900	1,382,738
Lijun International
Pharmaceutical Holding, Ltd.	255,000	29,118
MAP Pharmaceuticals, Inc. (I)	26,900	369,875
Merck & Company, Inc. (D)	88,200	3,153,150
Nektar Therapeutics (I)	19,100	95,500
Newron Pharmaceuticals SpA (I)	4,938	10,834
Novo Nordisk A/S	7,288	828,890
Optimer Pharmaceuticals, Inc. (I)	51,800	596,736
Pacira Pharmaceuticals, Inc. (I)	46,500	340,380
Par Pharmaceutical Companies, Inc. (I)	2,600	84,266
Pfizer, Inc.	74,700	1,499,229
Ranbaxy Laboratories, Ltd.	38,359	327,504
Roche Holdings AG	13,426	2,135,493
Salix Pharmaceuticals, Ltd. (I)	15,300	675,342
Sanofi	3,069	214,823
Sawai Pharmaceutical Company, Ltd.	14,600	1,551,582
Shire PLC	17,580	590,065
Shire PLC, ADR	13,900	1,408,348
Simcere Pharmaceutical Group, ADR (I)	22,900	171,063
Sun Pharmaceutical Industries, Ltd.	23,016	234,125
Teva Pharmaceutical Industries, Ltd., ADR	25,800	1,021,938
The Medicines Company (I)	199,500	3,772,545
Towa Pharmaceutical Company, Ltd.	15,700	703,237
Tranzyme, Inc. (I)	12,140	38,484
UCB SA	11,124	466,125
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (D)(I)	130,400	6,025,784
Vectura Group PLC (I)	60,444	57,304
Warner Chilcott PLC, Class A (I)	24,300	381,996
XenoPort, Inc. (I)	107,400	513,372

		39,063,296

		222,470,385
Industrials - 0.25%
Professional Services - 0.25%
The Advisory Board Company (I)	8,100	586,278

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 1.17%
IT Services - 0.37%
MAXIMUS, Inc.	20,700	$861,120
Software - 0.80%
Nuance Communications, Inc. (I)	76,700	1,885,286

		2,746,406
Materials - 0.86%
Chemicals - 0.86%
Monsanto Company (D)	27,400	2,012,530

TOTAL COMMON STOCKS (Cost $218,535,348)		$230,121,379

CONVERTIBLE BONDS - 0.04%
Health Care - 0.04%
HeartWare International Inc.
3.500%, 12/15/2017	$51,000	$51,446
Insulet Corp. 3.750%, 06/15/2016	51,000	50,745

		102,191

TOTAL CONVERTIBLE BONDS (Cost $98,543)		$102,191

OPTIONS PURCHASED - 0.05%
Call Options - 0.05%
Over the Counter Equity Purchased Options on
Medivation, Inc. (Expiration Date:
12/17/2011; Strike Price: $21.00;
Counterparty: Morgan Stanley) (I)	1,300	32,305
Over the Counter Equity Purchased Options on
Medivation, Inc. (Expiration Date:
12/17/2011; Strike Price: $22.00;
Counterparty: Morgan Stanley) (I)	1,000	23,875
Over the Counter Equity Purchased Options on
Medivation, Inc. (Expiration Date:
12/17/2011; Strike Price: $23.00;
Counterparty: Morgan Stanley) (I)	2,600	59,605
Over the Counter Equity Purchased Options on
Targacept, Inc. (Expiration Date:
12/17/2011; Strike Price: $20.00;
Counterparty: Citigroup) (I)	1,100	55

TOTAL OPTIONS PURCHASED (Cost $22,137)		$115,840

SHORT-TERM INVESTMENTS - 32.91%
Money Market Funds - 32.91%
T. Rowe Price Prime Reserve
Fund, 0.0854% (Y)	75,504,799	75,504,799
State Street Institutional US Government
Money Market Fund, 0.0000% (Y)	1,601,539	1,601,539

TOTAL SHORT-TERM INVESTMENTS (Cost $77,106,338)		$77,106,338

Total Investments (Health Sciences Fund)
(Cost $295,762,366) - 131.22%		$307,445,748
Other assets and liabilities, net - (31.22%)		(73,153,301)

TOTAL NET ASSETS - 100.00%		$234,292,447

55

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.20%
Consumer Discretionary - 17.42%
Auto Components - 1.29%
BorgWarner, Inc. (I)(L)	32,201	$2,122,691
Diversified Consumer Services - 0.79%
Weight Watchers International, Inc. (L)	22,239	1,306,986
Hotels, Restaurants & Leisure - 3.66%
Arcos Dorados Holdings, Inc., Class A	62,313	1,365,901
Chipotle Mexican Grill, Inc. (I)(L)	8,100	2,604,636
Las Vegas Sands Corp. (I)	17,900	836,109
Panera Bread Company, Class A (I)	8,493	1,217,726

		6,024,372
Internet & Catalog Retail - 1.38%
priceline.com, Inc. (I)	4,700	2,283,683
Media - 0.89%
CBS Corp., Class B	33,800	880,152
Focus Media Holding, Ltd., ADR (I)(L)	31,400	581,528

		1,461,680
Specialty Retail - 7.13%
O’Reilly Automotive, Inc. (I)	56,100	4,333,164
PetSmart, Inc. (L)	51,100	2,465,575
Tiffany & Company (L)	11,500	770,960
Tractor Supply Company	20,000	1,444,600
Ulta Salon Cosmetics & Fragrance, Inc. (I)(L)	39,200	2,729,496

		11,743,795
Textiles, Apparel & Luxury Goods - 2.28%
Deckers Outdoor Corp. (I)	10,500	1,143,923
Fossil, Inc. (I)	15,200	1,361,768
Lululemon Athletica, Inc. (I)(L)	25,100	1,247,470

		3,753,161

		28,696,368
Consumer Staples - 7.86%
Beverages - 0.52%
Hansen Natural Corp. (I)	9,400	866,680
Food & Staples Retailing - 3.67%
Costco Wholesale Corp. (L)	21,200	1,808,360
The Fresh Market, Inc. (I)(L)	21,100	827,753
Whole Foods Market, Inc.	50,000	3,405,000

		6,041,113
Food Products - 2.75%
Green Mountain Coffee Roasters, Inc. (I)(L)	14,400	754,992
Mead Johnson Nutrition Company (L)	33,200	2,501,952
The J.M. Smucker Company	16,700	1,268,866

		4,525,810
Household Products - 0.92%
Church & Dwight Company, Inc.	34,200	1,513,350

		12,946,953
Energy - 10.91%
Energy Equipment & Services - 5.51%
Atwood Oceanics, Inc. (I)	23,500	963,500
National Oilwell Varco, Inc.	72,500	5,198,250
Oceaneering International, Inc.	18,000	856,080
Oil States International, Inc. (I)	27,400	2,061,850

		9,079,680
Oil, Gas & Consumable Fuels - 5.40%
Cabot Oil & Gas Corp.	26,100	2,312,199
Concho Resources, Inc. (I)(L)	29,300	2,977,466
Linn Energy LLC	35,300	1,285,273
SandRidge Energy, Inc. (I)	150,700	1,107,645

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Company	15,300	$1,216,197

		8,898,780

		17,978,460
Financials - 4.77%
Capital Markets - 2.08%
KKR & Company LP	73,200	939,156
Lazard, Ltd., Class A	56,400	1,456,248
Raymond James Financial, Inc.	34,600	1,031,426

		3,426,830
Commercial Banks - 1.04%
East West Bancorp, Inc.	43,700	855,209
SVB Financial Group (I)	18,300	860,832

		1,716,041
Consumer Finance - 1.10%
Discover Financial Services	76,100	1,812,702
Real Estate Management & Development - 0.55%
CBRE Group, Inc. (I)	53,800	904,378

		7,859,951
Health Care - 13.45%
Biotechnology - 2.94%
Alexion Pharmaceuticals, Inc. (I)	40,300	2,766,998
Cepheid, Inc. (I)	24,500	840,350
Grifols SA (I)	76,100	1,229,865

		4,837,213
Health Care Equipment & Supplies - 2.81%
Intuitive Surgical, Inc. (I)(L)	3,500	1,519,735
MAKO Surgical Corp. (I)(L)	34,100	982,080
Sirona Dental Systems, Inc. (I)	23,500	1,044,340
The Cooper Companies, Inc.	17,800	1,090,428

		4,636,583
Health Care Providers & Services - 0.91%
Catalyst Health Solutions, Inc. (I)	28,900	1,503,378
Health Care Technology - 3.91%
Allscripts Healthcare Solutions, Inc. (I)	56,800	1,105,328
Cerner Corp. (I)	24,700	1,506,206
SXC Health Solutions Corp. (I)	65,210	3,835,652

		6,447,186
Pharmaceuticals - 2.88%
Elan Corp. PLC, ADR (I)	77,100	834,222
Questcor Pharmaceuticals, Inc. (I)	54,000	2,427,300
Shire PLC, ADR	14,600	1,479,272

		4,740,794

		22,165,154
Industrials - 15.43%
Aerospace & Defense - 3.84%
BE Aerospace, Inc. (I)	73,681	2,869,875
Precision Castparts Corp.	5,500	906,125
TransDigm Group, Inc. (I)	26,500	2,555,130

		6,331,130
Commercial Services & Supplies - 1.79%
Clean Harbors, Inc. (I)	21,000	1,259,370
Stericycle, Inc. (I)(L)	20,800	1,685,216

		2,944,586
Construction & Engineering - 0.88%
Chicago Bridge & Iron Company NV	34,800	1,438,980

56

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.59%
Polypore International, Inc. (I)	35,105	$1,721,900
Sensata Technologies Holding NV (I)	28,900	903,125

		2,625,025
Machinery - 4.03%
Chart Industries, Inc. (I)(L)	24,900	1,515,414
Cummins, Inc.	8,300	799,539
Joy Global, Inc. (L)	36,500	3,331,720
Titan International, Inc. (L)	46,000	990,840

		6,637,513
Road & Rail - 1.43%
Kansas City Southern (I)	34,600	2,353,838
Trading Companies & Distributors - 1.87%
Fastenal Company (L)	74,000	3,082,100

		25,413,172
Information Technology - 21.07%
Communications Equipment - 0.45%
Aruba Networks, Inc. (I)(L)	34,800	734,280
Computers & Peripherals - 2.20%
Apple, Inc. (I)	9,500	3,630,900
Electronic Equipment, Instruments & Components - 2.32%
Jabil Circuit, Inc.	131,200	2,659,424
Trimble Navigation, Ltd. (I)	26,839	1,156,224

		3,815,648
Internet Software & Services - 1.92%
Baidu, Inc., ADR (I)	18,400	2,410,216
LinkedIn Corp. Class A (I)(L)	11,313	745,866

		3,156,082
IT Services - 5.00%
Alliance Data Systems Corp. (I)(L)	33,400	3,420,494
Cognizant Technology
Solutions Corp., Class A (I)	17,300	1,165,155
Teradata Corp. (I)	67,300	3,649,679

		8,235,328
Semiconductors & Semiconductor Equipment - 3.08%
ARM Holdings PLC	116,400	1,092,699
Avago Technologies, Ltd.	42,100	1,259,632
Cypress Semiconductor Corp. (I)	58,584	1,117,197
Xilinx, Inc.	49,300	1,612,603

		5,082,131
Software - 6.10%
Check Point Software Technologies, Ltd. (I)(L)	46,300	2,562,242
CommVault Systems, Inc. (I)	30,900	1,533,567
Informatica Corp. (I)	29,600	1,330,668
NetSuite, Inc. (I)	48,212	1,954,514
Salesforce.com, Inc. (I)	12,000	1,421,040
Solera Holdings, Inc.	26,400	1,249,248

		10,051,279

		34,705,648
Materials - 6.33%
Chemicals - 3.59%
Airgas, Inc.	28,700	2,208,465
Albemarle Corp.	32,500	1,772,225
FMC Corp.	10,000	839,200
Rockwood Holdings, Inc. (I)	24,500	1,091,720

		5,911,610
Containers & Packaging - 1.57%
Crown Holdings, Inc. (I)	41,500	1,340,865

Heritage Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Rock-Tenn Company, Class A		21,400	$1,246,550

			2,587,415
Metals & Mining - 1.17%
Carpenter Technology Corp.		1,910	103,407
Cliffs Natural Resources, Inc.		26,900	1,824,089

			1,927,496

			10,426,521
Telecommunication Services - 1.31%
Wireless Telecommunication Services - 1.31%
SBA Communications Corp., Class A (I)(L)		36,988	1,512,439
Tim Participacoes SA, ADR		27,400	652,394

			2,164,833

			2,164,833
Utilities - 0.65%
Gas Utilities - 0.65%
National Fuel Gas Company		18,400	1,066,280

TOTAL COMMON STOCKS (Cost $134,244,457)			$163,423,340

SECURITIES LENDING COLLATERAL - 15.76%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)		2,594,779	25,966,216

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,957,152)			$25,966,216

SHORT-TERM INVESTMENTS - 1.83%
Money Market Funds - 1.83%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		$3,015,617	$3,015,617

TOTAL SHORT-TERM INVESTMENTS (Cost $3,015,617)			$3,015,617

Total Investments (Heritage Fund)
(Cost $163,217,226) - 116.79%			$192,405,173
Other assets and liabilities, net - (16.79%)			(27,662,293)

TOTAL NET ASSETS - 100.00%			$164,742,880

High Income Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 32.99%
Consumer Discretionary - 15.55%
Adelphia Communications Corp.,
Escrow Certificates
7.750%, 01/15/2049 (I)		$3,000,000	$9,300
9.875%, 03/01/2049 (I)		1,965,000	6,092
10.250%, 11/01/2049 (I)		985,000	3,054
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		2,350,000	2,214,866
Beazer Homes USA, Inc.
9.125%, 06/15/2018 to 05/15/2019		3,930,000	2,573,700
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (S)		1,500,000	1,443,750
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	4,445,000	4,358,057
9.750%, 06/21/2018		4,976,000	4,878,671
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		$11,209,396	6,557,497

57

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Exide Technologies 8.625%, 02/01/2018	$4,530,000	$3,624,000
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	20,530,000	12,831
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (V)	2,054,000	2,105,350
Little Traverse Bay Bands of Odawa
Indians 9.000%, 08/31/2020 (S)	5,580,000	4,631,400
Mashantucket Western Pequot Tribe,
Series A 8.500%, 11/15/2015 (H)(S)	25,082,000	1,128,690
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013	7,650,000	5,144,625
6.875%, 02/15/2015	2,170,000	1,041,600
7.125%, 08/15/2014	7,370,000	3,721,850
8.000%, 04/01/2012	2,295,000	1,491,750
11.500%, 11/01/2017 (S)	3,560,000	3,310,800
Standard Pacific Corp.
8.375%, 01/15/2021	1,565,000	1,443,713
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	18,405,000	0
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	1,965,256	707,338

		50,408,934
Consumer Staples - 0.85%
Reynolds Group Issuer, Inc.
9.875%, 08/15/2019 (S)	3,000,000	2,745,000
Energy - 0.71%
Dominion Petroleum Acquisitions, PIK
10.000%, 10/01/2012 (R)	1,083,747	1,094,585
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	1,205,000	1,214,038

		2,308,623
Financials - 1.71%
Nationstar Mortgage 10.875%, 04/01/2015	1,000,000	1,005,000
Realogy Corp.
11.500%, 04/15/2017	1,200,000	915,000
12.000%, 04/15/2017	4,853,607	3,640,205

		5,560,205
Health Care - 2.94%
Community Health Systems, Inc.
8.875%, 07/15/2015	145,000	148,988
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (S)	1,940,000	1,993,350
HCA, Inc. 8.000%, 10/01/2018	3,000,000	3,071,250
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (S)	1,265,000	1,214,400
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	3,480,000	3,097,200

		9,525,188
Industrials - 3.23%
Colt Defense LLC 8.750%, 11/15/2017	7,050,000	5,146,500
Swift Services Holdings, Inc.
10.000%, 11/15/2018	2,065,000	2,147,600
Western Express, Inc.
12.500%, 04/15/2015 (S)	8,590,000	3,178,300

		10,472,400
Materials - 6.84%
American Pacific Corp.
9.000%, 02/01/2015	7,485,000	7,251,094
Cemex Finance LLC
9.500%, 12/14/2016 (S)	1,025,000	822,563

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)	$1,370,000	$1,256,975
8.250%, 11/01/2019 (S)	1,045,000	1,025,406
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	8,430,000	8,335,163
Solo Cup Company 10.500%, 11/01/2013	2,465,000	2,489,650
Tembec Industries, Inc.
11.250%, 12/15/2018	1,000,000	1,010,000

		22,190,851
Telecommunication Services - 0.46%
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	1,000,000	1,040,000
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	440,000	443,300

		1,483,300
Utilities - 0.70%
NRG Energy, Inc. 7.875%, 05/15/2021 (S)	2,380,000	2,261,000

TOTAL CORPORATE BONDS (Cost $132,682,615)		$106,955,501

CONVERTIBLE BONDS - 22.83%
Consumer Discretionary - 16.03%
Exide Technologies Zero
Coupon 09/18/2013 (Z)	9,878,000	7,513,207
Ford Motor Company 4.250%, 11/15/2016	10,375,000	14,550,938
MGM Resorts International
4.250%, 04/15/2015	1,276,000	1,183,490
Saks, Inc. 7.500%, 12/01/2013 (S)	2,075,000	3,906,188
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	19,315,000	24,819,775

		51,973,598
Consumer Staples - 0.16%
Alliance One International, Inc.
5.500%, 07/15/2014	650,000	505,375
Industrials - 5.90%
AMR Corp. 6.250%, 10/15/2014 (H)	5,628,000	1,153,740
United Continental Holdings, Inc.
6.000%, 10/15/2029	5,775,000	12,705,000
US Airways Group, Inc.
7.250%, 05/15/2014	4,330,000	5,250,125

		19,108,865
Information Technology - 0.74%
Equinix, Inc. 4.750%, 06/15/2016	1,735,000	2,411,650

TOTAL CONVERTIBLE BONDS (Cost $77,259,383)		$73,999,488

TERM LOANS (M) - 7.19%
Consumer Discretionary - 5.45%
Clear Channel Communications, Inc.
3.910%, 01/28/2016	3,500,000	2,603,125
Fontainebleau Las Vegas Holdings LLC
- 06/06/2014 (H)	757,938	214,118
- 06/06/2014 (H)	1,618,638	457,265
Harrah’s Las Vegas Propco LLC
3.243%, 02/13/2013	2,000,000	1,460,000
Revel Entertainment LLC
9.000%, 02/17/2017	9,000,000	7,996,500
RH Donnelley, Inc.
9.000%, 10/24/2014	3,048,933	1,148,432
SuperMedia, Inc.
11.000%, 12/31/2015	2,212,921	1,003,498
The Star Tribune Company
8.000%, 09/28/2014	327,342	297,881

58

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
The Star Tribune Company (continued)
8.000%, 09/29/2014	$290,971	$286,606
Vertis, Inc.
11.750%, 12/31/2015	3,337,126	2,189,989

		17,657,414
Consumer Staples - 0.30%
Great Atlantic & Pacific Tea Company
8.750%, 06/15/2012	988,611	988,611
Financials - 1.23%
iStar Financial, Inc.
7.000%, 06/30/2014	3,450,000	3,312,000
Realogy Corp.
13.500%, 10/15/2017	675,000	659,813

		3,971,813
Telecommunication Services - 0.21%
LightSquared LP
12.000%, 10/01/2014	1,559,182	686,040

TOTAL TERM LOANS (Cost $29,418,584)		$23,303,878

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.21%
Commercial & Residential - 0.21%
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.349%, 05/19/2047	36,634,428	241,787
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	45,670,285	246,620
Series 2007-6, Class ES IO,
0.342%, 08/19/2037	30,625,826	194,168

		682,575

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $482,056)		$682,575

COMMON STOCKS - 14.50%
Consumer Discretionary - 7.98%
Canadian Satellite Radio Holdings, Inc. (I)	356,076	$1,159,049
Canadian Satellite Radio
Holdings, Inc., Class A (I)	577,161	1,878,695
Charter Communications, Inc., Class A (I)	298,873	15,801,416
Federal-Mogul Corp. (I)	15,501	226,315
Greektown Superholdings, Inc. (I)(V)	7,894	550,321
Lear Corp.	108,208	4,537,161
The Star Tribune Company (I)	11,462	343,860
Trump Entertainment Resorts, Inc. (I)	175,054	700,216
Vertis Holdings, Inc. (I)	203,071	686,380

		25,883,413
Energy - 0.45%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	1,474,537
Financials - 0.62%
Talmer Bank & Trust Company (I)(R)	279,167	1,993,934
Industrials - 5.32%
Delta Air Lines, Inc. (I)	2,122,683	17,236,186
Materials - 0.13%
American Pacific Corp. (I)	50,250	406,523

TOTAL COMMON STOCKS (Cost $56,039,850)		$46,994,593

PREFERRED SECURITIES - 14.81%
Consumer Discretionary - 7.21%
Beazer Homes USA, Inc., 7.250%	$30,239	$317,510

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Discretionary (continued)
Beazer Homes USA, Inc., 7.500%	$30,240	$367,718
Dana Holding Corp., 4.000% (S)	40,000	4,208,200
General Motors Company,
Series B, 4.750%	53,000	1,809,420
Greektown
Superholdings, Inc., Series A (I)(V)	168,490	11,746,073
The Goodyear Tire & Rubber
Company, 5.875%	101,459	4,909,601

		23,358,522
Financials - 4.14%
2010 Swift Mandatory Common Exchange
Security Trust, 6.000% (S)	286,430	2,619,116
Bank of America Corp., Series L, 7.250%	3,000	2,324,970
iStar Financial, Inc., Series E, 7.875%	295,885	4,305,127
iStar Financial, Inc., Series F, 7.800%	198,032	2,855,621
iStar Financial, Inc., Series I, 7.500%	92,531	1,333,372

		13,438,206
Industrials - 3.46%
Continental Airlines
Finance Trust II, 6.000%	410,074	11,225,776

TOTAL PREFERRED SECURITIES (Cost $49,787,719)		$48,022,504

WARRANTS - 0.21%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	43,795	667,874
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)	4,835	0

TOTAL WARRANTS (Cost $175,185)		$667,874

SHORT-TERM INVESTMENTS - 0.13%
Repurchase Agreement - 0.13%
Repurchase Agreement with State
Street Corp. dated 11/30/2011 at 0.010%
to be repurchased at $5,612,023 on
12/01/2011, collateralized by $430,961
U.S. Treasury Notes, 2.750% due
02/15/2019 (valued at $399,219,
including interest) and $42,961
U.S. Treasury Notes, 1.375% due
05/15/2013 (valued at $45,752,
including interest)	430,961	430,961

TOTAL SHORT-TERM INVESTMENTS (Cost $430,961)		$430,961

Total Investments (High Income Fund)
(Cost $346,276,353) - 92.87%		$301,057,374
Other assets and liabilities, net - 7.13%		23,103,962

TOTAL NET ASSETS - 100.00%		$324,161,336

High Yield Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.60%
Argentina - 1.24%
Republic of Argentina
Zero Coupon 12/15/2035 (Z)	$48,000	$7,344

59

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
Zero Coupon 12/15/2035 (Z)	EUR	12,603,351	$1,608,836
Zero Coupon 12/15/2035 (Z)	ARS	1,938,355	70,090
2.260%, 12/31/2038	EUR	508,123	183,322
7.000%, 09/12/2013 to 10/03/2015		$5,837,000	5,119,030
7.820%, 12/31/2033 (P)	EUR	3,241,220	2,569,584
8.750%, 06/02/2017		$1,595,914	1,412,384

			10,970,590
Brazil - 0.56%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017	BRL	8,893,000	4,961,267

			4,961,267
Indonesia - 0.73%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,467,531
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	3,300,178
11.000%, 09/15/2025		11,174,000,000	1,639,366

			6,407,075
Venezuela - 1.07%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	83,113
5.750%, 02/26/2016		10,667,000	8,133,588
7.650%, 04/21/2025		949,000	578,890
8.500%, 10/08/2014		339,000	311,880
9.375%, 01/13/2034		568,000	374,880

			9,482,351

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $32,489,544)			$31,821,283

CORPORATE BONDS - 80.53%
Consumer Discretionary - 16.08%
AMC Entertainment, Inc.
8.750%, 06/01/2019		400,000	404,000
American Greetings Corp.
7.375%, 06/01/2016 to 12/01/2021		2,970,000	3,002,888
Bankrate, Inc. 11.750%, 07/15/2015		2,552,000	2,886,950
Boyd Gaming Corp.
7.125%, 02/01/2016 (L)		1,690,000	1,444,950
Caesars Entertainment Operating
Company, Inc. 11.250%, 06/01/2017		30,000	31,200
CCO Holdings LLC
6.500%, 04/30/2021		650,000	626,438
7.875%, 04/30/2018		160,000	165,800
8.125%, 04/30/2020		3,580,000	3,776,900
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	437,120
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017 (S)		2,011,216	1,991,104
CSC Holdings LLC
6.750%, 11/15/2021 (S)		1,120,000	1,125,600
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		2,450,000	2,548,000
DFS Furniture Holdings PLC
9.750%, 07/15/2017 (S)	GBP	270,000	360,063
9.750%, 07/15/2017		150,000	200,035
DISH DBS Corp. 7.875%, 09/01/2019		$850,000	901,000
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,800,000	2,646,000
Edcon Proprietary, Ltd.
4.778%, 06/15/2014 (P)	EUR	1,200,000	1,217,392

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Edcon Proprietary, Ltd. (continued)
9.500%, 03/01/2018 (S)		$3,470,000	$2,706,600
El Pollo Loco, Inc.
17.000%, 01/01/2018 (S)		5,430,000	4,601,925
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,433,750
Entercom Radio LLC
10.500%, 12/01/2019 (S)		2,430,000	2,344,950
Enterprise Inns PLC 6.500%, 12/06/2018	GBP	660,000	711,889
Fiesta Restaurant Group
8.875%, 08/15/2016 (S)		$1,370,000	1,342,600
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		3,000,000	1,875
Ford Motor Credit Company LLC
5.875%, 08/02/2021		2,010,000	2,053,635
12.000%, 05/15/2015		3,585,000	4,361,461
General Motors Company,
Escrow Certificates
7.200%, 01/15/2049 (I)		4,645,000	69,675
8.375%, 07/15/2049 (I)		9,805,000	147,075
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)		2,610,000	2,599,912
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,039,750
Gymboree Corp. 9.125%, 12/01/2018 (L)		4,010,000	3,308,250
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		1,770,000	1,473,525
10.750%, 02/01/2016		984,000	624,840
HOA Restaurant Group
11.250%, 04/01/2017 (S)		2,450,000	2,241,750
Inn of The Mountain Gods Resort &
Casino 8.750%, 11/30/2020 (S)		2,738,000	2,628,480
ITV PLC
7.375%, 01/05/2017	GBP	540,000	859,914
10.000%, 06/30/2014	EUR	310,000	454,078
Jaguar Holding Company II
9.500%, 12/01/2019 (S)		$970,000	974,850
Landry’s Acquisition Company
11.625%, 12/01/2015 (S)		1,090,000	1,125,425
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		1,090,000	1,051,850
Landry’s Restaurants, Inc.
11.625%, 12/01/2015 (S)		160,000	166,800
11.625%, 12/01/2015		4,910,000	5,118,675
LBI Media, Inc. 9.250%, 04/15/2019 (S)		3,100,000	2,743,500
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%) 07/15/2035	GBP	380,000	457,570
MGM Resorts International
6.625%, 07/15/2015		$1,793,000	1,694,385
10.375%, 05/15/2014		540,000	604,800
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014		2,900,000	1,464,500
8.000%, 04/01/2012 (L)		6,883,000	4,473,950
NCL Corp., Ltd.
9.500%, 11/15/2018		4,520,000	4,768,600
11.750%, 11/15/2016		5,660,000	6,537,300
NetFlix, Inc. 8.500%, 11/15/2017		3,315,000	3,331,575
Nielsen Finance LLC
7.750%, 10/15/2018		5,110,000	5,403,825
11.500%, 05/01/2016		880,000	1,003,200
Oxford Industries, Inc.
11.375%, 07/15/2015		2,505,000	2,742,975
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015		140,000	135,800

60

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Pinnacle Entertainment, Inc. (continued)
8.625%, 08/01/2017		$425,000	$446,250
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	400,000	553,604
11.250%, 05/15/2017		780,000	1,079,528
QVC, Inc. 7.375%, 10/15/2020 (S)		$2,525,000	2,682,813
Sally Holdings LLC
6.875%, 11/15/2019 (S)		1,980,000	2,024,550
Service Corp. International
7.500%, 04/01/2027		2,720,000	2,604,400
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)		3,200,000	3,268,000
Shea Homes LP 8.625%, 05/15/2019 (S)		2,110,000	1,930,650
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		5,760,000	4,492,800
Snoqualmie Entertainment Authority
4.179%, 02/01/2014 (S)		2,165,000	1,948,500
9.125%, 02/01/2015 (S)		760,000	733,400
Sotheby’s 7.750%, 06/15/2015		3,540,000	3,699,300
Speedway Motorsports, Inc.
6.750%, 02/01/2019		370,000	368,150
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		1,510,000	1,453,375
Standard Pacific Corp. 8.375%, 01/15/2021		1,290,000	1,190,025
Station Casinos, Inc.
6.000%, 04/01/2012 (H)		6,000,000	0
6.500%, 02/01/2014 (H)		500,000	0
6.625%, 03/15/2018 (H)		1,705,000	0
7.750%, 08/15/2016 (H)		7,310,000	0
Sugarhouse HSP Gaming Property
Mezzanine LP 8.625%, 04/15/2016 (S)		752,000	772,680
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)		6,615,000	0
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		570,000	625,575
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028		3,555,000	3,252,825
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		2,010,000	1,864,275
7.875%, 11/01/2020 (S)		1,650,000	1,559,250
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,189,140

			142,310,044
Consumer Staples - 2.87%
Alliance One International, Inc.
10.000%, 07/15/2016		$5,260,000	4,641,950
Del Monte Foods Company
7.625%, 02/15/2019 (S)		3,208,000	2,871,160
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		1,350,000	1,296,000
Hypermarcas SA 6.500%, 04/20/2021 (S)		5,610,000	4,880,700
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)		3,640,000	3,112,200
Reynolds Group Issuer, Inc.
8.250%, 02/15/2021 (S)		2,290,000	1,946,500
8.750%, 10/15/2016 (S)		1,290,000	1,331,925
9.875%, 08/15/2019 (S)		470,000	430,050
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		4,910,000	4,897,725

			25,408,210
Energy - 16.80%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		1,720,000	1,814,600

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	$3,730,000	$3,282,400
Berry Petroleum Company
6.750%, 11/01/2020	530,000	527,350
10.250%, 06/01/2014	2,310,000	2,610,300
Calumet Specialty Products Partners LP
9.375%, 05/01/2019 (S)	2,550,000	2,444,400
Chesapeake Energy Corp.
6.625%, 08/15/2020	620,000	641,700
7.250%, 12/15/2018	1,050,000	1,139,250
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	3,040,000	2,998,200
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	600,000	597,000
9.500%, 05/15/2016	1,810,000	1,936,700
Concho Resources, Inc.
7.000%, 01/15/2021	2,890,000	3,005,600
Consol Energy Inc. 8.250%, 04/01/2020	2,100,000	2,257,500
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	7,187,153	5,749,722
Crosstex Energy LP 8.875%, 02/15/2018	2,100,000	2,236,500
Denbury Resources, Inc.
8.250%, 02/15/2020	2,574,000	2,796,008
El Paso Corp. 7.375%, 12/15/2012	156,000	162,842
Energy Future Intermediate
Holding Company LLC
9.750%, 10/15/2019	1,280,000	1,254,400
10.000%, 12/01/2020	9,483,000	9,767,490
Energy Transfer Equity LP
7.500%, 10/15/2020	2,540,000	2,628,900
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month
LIBOR + 2.680%) 01/15/2068	2,560,000	2,646,400
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%) 08/01/2066	1,670,000	1,761,850
Exco Resources, Inc. 7.500%, 09/15/2018	4,780,000	4,421,500
First Wind Capital LLC
10.250%, 06/01/2018 (S)	2,550,000	2,422,500
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	4,990,000	4,790,400
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	907,300
Key Energy Services, Inc.
6.750%, 03/01/2021	2,365,000	2,338,394
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (S)	2,370,000	2,405,550
MarkWest Energy Partners LP
6.250%, 06/15/2022	3,340,000	3,381,750
6.500%, 08/15/2021	1,020,000	1,040,400
MEG Energy Corp.
6.500%, 03/15/2021 (S)	3,820,000	3,839,100
Milagro Oil & Gas
10.500%, 05/15/2016 (S)	2,660,000	1,888,600
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	6,350,000	6,810,375
Oil States International, Inc.
6.500%, 06/01/2019	2,430,000	2,442,150
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (L)	6,670,000	4,735,700
Pan American Energy LLC
7.875%, 05/07/2021 (S)	210,000	208,950
7.875%, 05/07/2021	5,150,000	5,124,250

61

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Parker Drilling Company
9.125%, 04/01/2018		$2,640,000	$2,758,800
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		2,000,000	1,997,500
7.875%, 11/01/2026		2,810,000	3,006,700
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,290,000	1,283,550
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)		2,825,000	1,977,500
7.000%, 05/01/2017 (S)		950,000	570,000
Pioneer Drilling Company
9.875%, 03/15/2018 (S)		1,620,000	1,670,625
Plains Exploration & Production Company
6.750%, 02/01/2022		2,050,000	2,091,000
8.625%, 10/15/2019		1,990,000	2,169,100
10.000%, 03/01/2016		3,655,000	4,130,150
Precision Drilling Corp.
6.625%, 11/15/2020		1,560,000	1,567,800
Quicksilver Resources, Inc.
9.125%, 08/15/2019		210,000	220,238
11.750%, 01/01/2016		5,609,000	6,310,125
Regency Energy Partners LP
6.500%, 07/15/2021		600,000	618,000
6.875%, 12/01/2018		1,880,000	1,964,600
SESI LLC 7.125%, 12/15/2021 (S)		4,000,000	4,070,000
Teekay Corp. 8.500%, 01/15/2020 (L)		5,380,000	5,124,450
Unit Corp. 6.625%, 05/15/2021		2,200,000	2,178,000
Whiting Petroleum Corp.
6.500%, 10/01/2018		1,670,000	1,728,450
WPX Energy Inc. 6.000%, 01/15/2022 (S)		1,550,000	1,522,875
Xinergy Corp. 9.250%, 05/15/2019 (S)		3,150,000	2,701,125

			148,676,619
Financials - 4.37%
Ally Financial, Inc. 7.500%, 09/15/2020		470,000	454,138
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on
06/30/2012) 06/30/2015 (S)		1,638,000	1,122,030
Bank of America Corp.
6.500%, 08/01/2016		16,635,000	16,073,718
Boats Investments BV, PIK
9.044%, 12/15/2015	EUR	748,767	603,671
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	540,000	686,237
Credit Agricole SA (8.375% to
10/13/2019, then
3 month LIBOR + 6.982%) (S)		$1,530,000	1,109,250
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		2,980,000	1,802,900
Europcar Groupe SA
4.962%, 05/15/2013 (P)	EUR	330,000	321,480
9.375%, 04/15/2018 (S)		640,000	447,183
HBOS PLC 2.277%, 09/01/2016 (P)		660,000	638,768
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month
LIBOR + 2.280%) 04/30/2022 (S)		$454,000	401,790
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month
LIBOR + 2.280%) 04/30/2022		2,443,000	2,149,840
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%) (Q)	GBP	970,000	928,319
International Lease Finance Corp.
8.625%, 09/15/2015		$4,520,000	4,508,700
8.750%, 03/15/2017		1,470,000	1,481,025
8.875%, 09/01/2017		300,000	303,750

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Leucadia National Corp.
8.125%, 09/15/2015		$885,000	$933,675
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) 06/30/2019 (S)		570,000	659,775
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%) 09/30/2031 (Q)		2,200,000	1,452,000
SLM Corp. 8.000%, 03/25/2020		770,000	752,675
Swiss Reinsurance Co (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%) 05/25/2016 (Q)	EUR	850,000	845,187
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		$1,020,000	974,100

			38,650,211
Health Care - 5.46%
Acadia Healthcare Co., Inc.
12.875%, 11/01/2018 (S)		1,550,000	1,526,750
American Renal Associates Holdings, Inc.
9.750%, 03/01/2016		3,517,398	3,508,605
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		1,210,000	1,246,300
AMERIGROUP Corp. 7.500%, 11/15/2019		1,790,000	1,834,750
Biomet, Inc. 10.000%, 10/15/2017		1,380,000	1,486,950
Biomet, Inc., PIK 10.375%, 10/15/2017		2,190,000	2,348,775
Community Health Systems, Inc.
8.000%, 11/15/2019 (S)		4,110,000	3,986,700
CRC Health Corp. 10.750%, 02/01/2016		7,490,000	7,134,225
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)		1,860,000	1,660,050
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)		850,000	881,875
6.875%, 07/15/2017		900,000	954,000
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		3,415,000	3,799,188
HCA Holdings, Inc. 7.750%, 05/15/2021		3,000,000	2,947,500
HCA, Inc. 8.500%, 04/15/2019		1,990,000	2,149,200
INC Research LLC
11.500%, 07/15/2019 (S)		1,470,000	1,323,000
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		2,930,000	2,776,175
Ontex IV SA
9.000%, 04/15/2019	EUR	480,000	454,708
9.000%, 04/15/2019 (S)		370,000	350,504
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		$6,270,000	6,175,950
6.875%, 11/15/2031		2,310,000	1,807,575

			48,352,780
Industrials - 13.20%
AE Escrow Corp. 9.750%, 03/15/2020 (S)		2,670,000	2,670,000
Aguila 3 SA 7.875%, 01/31/2018 (S)		1,200,000	1,140,000
Altegrity, Inc. 11.750%, 05/01/2016 (S)		5,180,000	4,817,400
American Airlines 2011-1 Class B Pass
Through Trust 7.000%, 01/31/2018 (S)		1,748,382	1,346,254
American Airlines Inc.
10.500%, 10/15/2012 (H) (L)		3,000,000	2,677,500
American Reprographics Company
10.500%, 12/15/2016		3,550,000	3,195,000
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	969,983
9.125%, 10/15/2020 (S)		$600,000	594,000
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)		1,670,000	1,720,100

62

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Beverage Packaging Holdings
Luxembourg II SA 8.000%, 12/15/2016	EUR	158,000	$171,967
Building Materials Corp. of America
6.875%, 08/15/2018 (S)		$950,000	954,750
CMA CGM SA
8.500%, 04/15/2017 (S)		4,860,000	1,701,000
8.875%, 04/15/2019 (S)	EUR	900,000	405,125
Continental Airlines 2001-1 Class B Pass
Through Trust 7.373%, 12/15/2015		$31,911	31,151
Continental Airlines 2007-1 Class C Pass
Through Trust 7.339%, 04/19/2014		3,533,877	3,445,530
Continental Airlines 2009-2 Class B Pass
Through Trust 9.250%, 05/10/2017		58,676	60,436
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		1,500,000	1,458,750
Delta Air Lines 2007-1 Class B Pass
Through Trust 8.021%, 08/10/2022		1,634,861	1,561,292
Delta Air Lines 2007-1 Class C Pass
Through Trust 8.954%, 08/10/2014		70,155	68,752
Delta Air Lines 2009-1 Series B Pass
Through Trust 9.750%, 12/17/2016		1,113,196	1,179,987
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		1,289,000	1,314,780
Dematic SA 8.750%, 05/01/2016 (S)		4,780,000	4,636,600
Ducommun, Inc. 9.750%, 07/15/2018 (S)		1,720,000	1,771,600
FGI Operating Company, Inc.
10.250%, 08/01/2015		1,067,000	1,115,015
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		6,699,500	5,568,959
Florida East Coast Railway Corp.
8.125%, 02/01/2017		2,020,000	2,012,425
GEO Group, Inc. 7.750%, 10/15/2017		1,985,000	2,089,213
H&E Equipment Services, Inc.
8.375%, 07/15/2016		2,335,000	2,370,025
Hapag-Lloyd AG 9.750%, 10/15/2017 (S)		4,710,000	3,061,500
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,115,271
Horizon Lines LLC
11.000%, 10/15/2016 (S)		$2,000,000	1,950,000
13.000%, 10/15/2016 (S)		1,460,000	1,357,800
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)		1,520,000	1,489,600
7.125%, 03/15/2021 (S)		710,000	695,800
International Lease Finance Corp.
5.750%, 05/15/2016		660,000	597,184
8.250%, 12/15/2020		8,550,000	8,507,250
Jack Cooper Holdings Corp.
13.250%, 12/15/2015 (S)		5,400,000	5,238,000
JM Huber Corp. 9.875%, 11/01/2019 (S)		1,540,000	1,547,700
Kansas City Southern de
Mexico SA de CV
8.000%, 02/01/2018		3,265,000	3,558,850
12.500%, 04/01/2016		570,000	658,350
Kansas City Southern Railway
8.000%, 06/01/2015		395,000	420,181
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		4,650,000	4,684,875
10.000%, 06/01/2017 (S)		10,000	10,075
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		6,330,000	4,810,800
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019		1,680,000	1,293,600
Quality Distribution LLC
9.875%, 11/01/2018		4,100,000	4,110,250
RailAmerica, Inc. 9.250%, 07/01/2017		3,376,000	3,679,840

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		$3,815,000	$3,815,000
RSC Equipment Rental Inc.
8.250%, 02/01/2021		830,000	788,500
Syncreon Global Ireland Ltd.
9.500%, 05/01/2018 (S)		4,430,000	4,081,138
Triumph Group, Inc. 8.625%, 07/15/2018		2,070,000	2,256,300
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		1,087,000	1,111,458
Wyle Services Corp.
10.500%, 04/01/2018 (S)		5,070,000	4,879,875

			116,766,791
Information Technology - 1.26%
First Data Corp.
7.375%, 06/15/2019 (S)		1,230,000	1,156,200
12.625%, 01/15/2021 (S)		4,160,000	3,432,000
First Data Corp., PIK 10.550%, 09/24/2015		28,897	26,296
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)		950,000	990,375
10.750%, 08/01/2020		201,000	206,025
NXP BV 9.750%, 08/01/2018 (S)		4,900,000	5,328,750

			11,139,646
Materials - 7.62%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		320,000	313,600
11.250%, 12/15/2015		4,563,000	4,106,700
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		720,000	633,600
Ardagh Packaging Finance PLC
9.250%, 10/15/2020 (S)	EUR	830,000	981,438
Berry Plastics Corp. 9.750%, 01/15/2021		$1,110,000	1,060,050
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		1,740,000	1,731,300
CF Industries, Inc. 6.875%, 05/01/2018		420,000	482,475
China Forestry Holdings Company, Ltd.
10.250%, 11/17/2015 (S)		372,000	232,500
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)		630,000	475,650
Clondalkin Industries BV
8.000%, 03/15/2014	EUR	252,000	264,118
Evraz Group SA
6.750%, 04/27/2018 (S)		$5,200,000	4,641,000
9.500%, 04/24/2018		520,000	534,950
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		850,000	799,000
7.000%, 11/01/2015 (S)		610,000	590,175
8.250%, 11/01/2019 (S)		4,340,000	4,258,625
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		2,015,000	2,085,525
Ineos Finance PLC 9.000%, 05/15/2015 (S)		1,560,000	1,571,700
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	2,531,000	2,958,786
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)		$2,660,000	2,673,300
Lyondell Chemical Company
8.000%, 11/01/2017		939,000	1,018,815
11.000%, 05/01/2018		865,654	932,742
LyondellBasell Industries NV
6.000%, 11/15/2021 (S)		3,110,000	3,172,200
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		8,670,000	6,242,400
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		2,274,000	2,023,860
Novelis, Inc. 8.750%, 12/15/2020		3,940,000	4,156,700

63

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
PE Paper Escrow GmbH
11.750%, 08/01/2014 (S)	EUR	700,000	$982,916
12.000%, 08/01/2014 (S)		$110,000	117,150
Ryerson Holding Corp. Zero
Coupon 02/01/2015 (Z)		7,200,000	3,096,000
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		1,400,000	1,204,000
Solutia, Inc.
7.875%, 03/15/2020		2,790,000	2,971,350
8.750%, 11/01/2017		1,400,000	1,512,000
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		3,320,000	2,788,800
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		2,190,000	1,850,550
8.750%, 01/15/2014 (S)		2,060,000	1,977,600
Vedanta Resources PLC, Series REGS
8.750%, 01/15/2014		990,000	960,357
Verso Paper Holdings LLC
8.750%, 02/01/2019		1,910,000	1,241,500
11.500%, 07/01/2014		333,000	339,660
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	486,000

			67,469,092
Telecommunication Services - 8.68%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		4,000,000	2,920,000
7.625%, 02/01/2017		1,250,000	912,500
9.000%, 09/22/2019		248,000	181,040
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		6,500,000	4,712,500
13.250%, 07/15/2015 (S)		1,850,000	1,230,250
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	75,000
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,406,800
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		4,250,000	4,345,625
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (S)		3,390,000	3,305,250
8.500%, 11/01/2019		1,180,000	1,203,600
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		2,600,000	2,509,000
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	770,958
Primus Telecommunications Holding, Inc.
10.000%, 04/15/2017 (S)		$547,227	528,074
Satmex Escrow SA de CV
9.500%, 05/15/2017		2,330,000	2,353,300
Sprint Capital Corp.
6.875%, 11/15/2028		3,640,000	2,538,900
8.750%, 03/15/2032		14,675,000	11,409,813
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		2,490,000	2,508,675
9.250%, 04/15/2022		300,000	292,500
Sunrise Communications Holdings SA
8.500%, 12/31/2018 (S)	EUR	484,000	634,092
Sunrise Communications International SA
7.000%, 12/31/2017 (S)		411,000	563,306
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$1,526,000	1,564,150
TW Telecom Holdings, Inc.
8.000%, 03/01/2018		2,120,000	2,226,000
UPC Holding BV
8.000%, 11/01/2016	EUR	750,000	997,697

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPC Holding BV (continued)
9.875%, 04/15/2018 (S)		$1,040,000	$1,071,200
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,242,500
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	571,875
8.250%, 05/23/2016		2,890,000	2,890,000
8.375%, 04/30/2013 (S)		570,000	595,650
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,432,500
West Corp.
7.875%, 01/15/2019		2,190,000	2,190,000
8.625%, 10/01/2018		2,620,000	2,613,450
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		2,510,000	2,189,975
Wind Acquisition Holdings Finance SA,
PIK 12.250%, 07/15/2017 (S)		5,532,632	4,260,127
Windstream Corp.
7.500%, 06/01/2022 (S)		580,000	553,900
7.500%, 04/01/2023		4,280,000	4,023,200

			76,823,407
Utilities - 4.19%
AES El
Salvador Trust 6.750%, 02/01/2016		200,000	197,391
AES Ironwood LLC 8.857%, 11/30/2025		3,049,628	3,080,124
Atlantic Power Corp.
9.000%, 11/15/2018 (S)		2,110,000	2,083,625
Calpine Corp.
7.500%, 02/15/2021 (S)		130,000	132,600
7.875%, 01/15/2023 (S)		5,320,000	5,492,900
Edison Mission Energy
7.625%, 05/15/2027		4,830,000	2,801,400
Foresight Energy LLC
9.625%, 08/15/2017 (S)		4,520,000	4,497,400
GenOn REMA LLC 9.681%, 07/02/2026		1,200,000	1,176,000
Midwest Generation LLC, Series B
8.560%, 01/02/2016		242,904	243,511
Mirant Americas Generation LLC
9.125%, 05/01/2031		8,721,000	7,761,690
Mirant Mid Atlantic LLC
10.060%, 12/30/2028		5,933,453	6,215,292
NRG Energy, Inc. 8.500%, 06/15/2019		60,000	59,700
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,281,825
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)		1,260,000	1,045,800

			37,069,258

TOTAL CORPORATE BONDS (Cost $777,951,985)			$712,666,058

CAPITAL PREFERRED SECURITIES - 0.92%
Financials - 0.92%
BankAmerica Institutional Capital,
Series A
8.070%, 12/31/2026 (S)		200,000	184,000
Capital One Capital V
10.250%, 08/15/2039		2,290,000	2,375,875
Countrywide Capital III
8.050%, 06/15/2027		140,000	130,200
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	783,041

64

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ING Capital Funding Trust III
3.969%, (P) (Q)	$1,300,000	$929,729
MBNA Capital A, Series A
8.278%, 12/01/2026	920,000	857,900
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/28/2014 (Q)	1,790,000	1,718,400
The Dai-Ichi Life Insurance Company, Ltd.
(7.250% to 07/25/2021, then 3 month
LIBOR + 4.560%)
07/25/2021 (S)	1,170,000	1,175,945

		8,155,090

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,342,540)		$8,155,090

CONVERTIBLE BONDS - 0.85%
Financials - 0.37%
Realogy Corp.
11.000%, 04/15/2018 (S)	5,770,000	3,288,900
Industrials - 0.40%
Horizon Lines Inc.
6.000%, 04/15/2017	3,411,818	2,797,691
6.000%, 04/15/2017	1,895,454	715,534

		3,513,225
Materials - 0.08%
Hercules, Inc.
6.500%, 06/30/2029	930,000	739,350

TOTAL CONVERTIBLE BONDS (Cost $9,237,645)		$7,541,475

TERM LOANS (M) - 3.06%
Consumer Discretionary - 0.82%
BCBG Max Azria Group, Inc.
9.870%, 05/19/2015	3,162,075	2,928,872
City Center Holdings LLC
7.500%, 01/13/2015	206,000	205,099
El Pollo Loco Inc. 9.250%, 07/14/2017	9,975	8,778
Newsday LLC 10.500%, 08/01/2013	4,000,000	4,115,000

		7,257,749
Financials - 0.58%
Realogy Corp.
13.500%, 10/15/2017	5,200,000	5,083,000
Simmons Holdco, Inc.
- 02/15/2012 (H)	3,677,672	0

		5,083,000
Health Care - 0.14%
Immucor, Inc. 7.250%, 08/17/2018	1,210,000	1,214,033
Industrials - 0.06%
Trico Shipping AS 10.000%, 05/12/2014	564,066	564,066
Information Technology - 0.30%
First Data Corp.
3.007%, 09/24/2014	460,397	406,588
4.257%, 03/23/2018	379,603	315,829
SRA International, Inc.
6.500%, 07/20/2018	2,093,486	1,950,432

		2,672,849
Telecommunication Services - 0.85%
Vodafone Group PLC
6.250%, 07/11/2016	1,890,000	1,885,275

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services (continued)
Vodafone Group PLC (continued)
6.875%, 08/11/2015	$5,657,611	$5,629,323

		7,514,598
Utilities - 0.31%
Texas Competitive Electric Holdings
Company LLC 4.748%, 10/10/2017	4,205,419	2,738,779

TOTAL TERM LOANS (Cost $31,013,154)		$27,045,074

COMMON STOCKS - 3.10%
Consumer Discretionary - 1.81%
Charter Communications, Inc., Class A (I)	302,836	$16,010,933
Cumulus Media, Inc., Class A (I) (L)	1,510	4,590
General Motors Company (I)	1,662	35,384

		16,050,907
Energy - 0.01%
SemGroup Corp., Class A (I)	2,306	64,913
Financials - 0.82%
Ashton Woods USA LLC, Class B (I)	1	423,360
KCAD Holdings I, Ltd. (I)	641,422,217	6,799,076

		7,222,436
Industrials - 0.33%
DeepOcean Group Holdings AS (I)	151,066	2,417,056
Horizon Lines, Inc. (I)	947,727	313,698
Nortek, Inc. (I)	8,230	181,060

		2,911,814
Materials - 0.13%
LyondellBasell Industries NV, Class A	35,100	1,146,717
Telecommunication Services - 0.00%
XO Holdings, Inc. (I)	821	0

TOTAL COMMON STOCKS (Cost $19,799,774)		$27,396,787

PREFERRED SECURITIES - 2.33%
Financials - 2.22%
Citigroup Capital XII (8.500% to 3-30-15,
then 3 month LIBOR + 5.870%)	$357,275	$9,003,330
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	1,241,145
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	9,395,500

		19,639,975
Industrials - 0.11%
Jack Cooper Holdings Corp. (S)	9,645	964,500

TOTAL PREFERRED SECURITIES (Cost $23,441,329)		$20,604,475

OPTIONS PURCHASED - 0.01%
Put Options - 0.01%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date 12/21/2011; Strike
Price: $0.87; Counterparty: Morgan
Stanley & Company, Inc.) (I)	39,400,000	119,628

TOTAL PUT OPTIONS (Cost $563,420)		$119,628

WARRANTS - 0.21%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	4,996	0

65

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	$75,478
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	51,274	309,016
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	53,511	676,914
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	53,511	467,686
Jack Cooper Holdings Corp. (Expiration
Date: 05/06/2018) (I) (N)	2,163	129,780
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	12,027	21,769
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	210,374
Turbo Cayman, Ltd. (I) (N)	1	0

TOTAL WARRANTS (Cost $5,751,368)		$1,891,017

SECURITIES LENDING COLLATERAL - 1.67%
John Hancock Collateral
Investment Trust, 0.3328% (Y) (W)	1,472,708	14,737,537

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,735,073)		$14,737,537

SHORT-TERM INVESTMENTS - 3.36%
U.S. Government & Agency
Obligations* - 1.73%
Federal Home Loan Mortgage Corp.
Discount Notes,
0.0297%, 01/18/2012 (F)	$74,000	$73,997
Federal Home Loan Mortgage Corp.
Discount Notes, 0.100%, 02/10/2012	15,000,000	14,997,042
Federal Home Loan Mortgage Corp.
Discount Notes,
0.1181%, 01/10/2012 (F)	200,000	199,973
Federal National Mortgage Association
Discount Note, 0.0297%, 01/18/12 (F)	90,000	89,996

		15,361,008
Repurchase Agreement - 1.63%
Goldman Sachs Tri-Party Repurchase
Agreement dated 11/30/2011 at 0.10%
to be repurchased at $14,400,040 on
12/01/2011, collateralized by $9,975,000
Federal Home Loan Mortgage Corp.,
6.250% due 07/15/2032 (valued at
14,688,188, including interest)	1,400,000	14,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,761,008)		$29,761,008

Total Investments (High Yield Fund)
(Cost $954,086,840) - 99.64%		$881,739,432
Other assets and liabilities, net - 0.36%		3,212,903

TOTAL NET ASSETS - 100.00%		$884,952,335

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.38%
Consumer Discretionary - 10.32%
Auto Components - 0.21%
Johnson Controls, Inc.	151,712	$4,775,894
The Goodyear Tire & Rubber Company (I)	54,539	763,001

		5,538,895
Automobiles - 0.42%
Ford Motor Company	848,089	8,989,743
Harley-Davidson, Inc.	52,765	1,940,169

		10,929,912
Distributors - 0.08%
Genuine Parts Company	34,989	2,046,857
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	25,939	1,257,523
DeVry, Inc.	13,745	474,340
H&R Block, Inc.	68,245	1,073,494

		2,805,357
Hotels, Restaurants & Leisure - 1.94%
Carnival Corp.	103,191	3,425,941
Chipotle Mexican Grill, Inc. (I)(L)	6,996	2,249,634
Darden Restaurants, Inc.	30,039	1,433,161
International Game Technology	66,622	1,136,571
Marriott International, Inc., Class A	59,838	1,832,240
Marriott Vacations Worldwide Corp. (I)	5,983	95,608
McDonald’s Corp.	230,278	21,996,155
Starbucks Corp.	166,523	7,240,420
Starwood Hotels & Resorts Worldwide, Inc.	42,890	2,044,995
Wyndham Worldwide Corp.	34,063	1,207,533
Wynn Resorts, Ltd.	17,848	2,151,755
Yum! Brands, Inc.	103,653	5,808,714

		50,622,727
Household Durables - 0.19%
D.R. Horton, Inc.	62,069	739,242
Harman International Industries, Inc.	15,608	644,610
Leggett & Platt, Inc.	31,601	707,230
Lennar Corp., Class A (L)	35,891	660,753
Newell Rubbermaid, Inc.	65,038	995,081
Pulte Group, Inc. (I)(L)	75,195	459,441
Whirlpool Corp. (L)	17,052	836,571

		5,042,928
Internet & Catalog Retail - 0.88%
Amazon.com, Inc. (I)	81,052	15,585,489
Expedia, Inc. (L)	43,460	1,208,840
Netflix, Inc. (I)(L)	11,726	756,679
priceline.com, Inc. (I)(L)	11,108	5,397,266

		22,948,274
Leisure Equipment & Products - 0.12%
Hasbro, Inc.	26,991	966,548
Mattel, Inc. (L)	76,530	2,204,829

		3,171,377
Media - 3.05%
Cablevision Systems Corp., Class A	50,220	753,300
CBS Corp., Class B (L)	149,512	3,893,292
Comcast Corp., Class A	613,579	13,909,836
DIRECTV, Class A (I)	164,779	7,780,864
Discovery Communications, Inc., Series A (I)	61,091	2,564,600
Gannett Company, Inc.	53,744	583,660
News Corp., Class A	510,081	8,895,813
Omnicom Group, Inc.	62,377	2,692,815
Scripps Networks Interactive, Inc., Class A	22,018	876,757
The Interpublic Group of Companies, Inc.	106,803	1,001,812

66

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The McGraw-Hill Companies, Inc.	67,248	$2,871,490
The Walt Disney Company	414,244	14,850,647
The Washington Post Company, Class B (L)	1,115	400,185
Time Warner Cable, Inc.	72,578	4,389,517
Time Warner, Inc. (L)	233,186	8,119,537
Viacom, Inc., Class B	128,246	5,740,291

		79,324,416
Multiline Retail - 0.76%
Big Lots, Inc. (I)	14,631	586,849
Family Dollar Stores, Inc.	26,837	1,594,655
J.C. Penney Company, Inc. (L)	31,899	1,022,044
Kohl’s Corp.	62,737	3,375,251
Macy’s, Inc.	95,328	3,081,954
Nordstrom, Inc.	36,539	1,654,486
Sears Holdings Corp. (I)(L)	8,590	518,235
Target Corp.	150,705	7,942,154

		19,775,628
Specialty Retail - 1.91%
Abercrombie & Fitch Company, Class A	19,404	929,646
AutoNation, Inc. (I)	11,062	399,449
AutoZone, Inc. (I)	6,493	2,132,171
Bed Bath & Beyond, Inc. (I)	54,612	3,304,572
Best Buy Company, Inc.	67,598	1,831,230
CarMax, Inc. (I)(L)	50,501	1,452,409
GameStop Corp., Class A (I)(L)	31,041	717,668
Home Depot, Inc. (L)	349,137	13,693,153
Limited Brands, Inc.	55,265	2,339,367
Lowe’s Companies, Inc.	281,339	6,754,949
O’Reilly Automotive, Inc. (I)	28,602	2,209,218
Ross Stores, Inc.	25,801	2,298,611
Staples, Inc. (L)	158,285	2,280,887
The Gap, Inc.	77,435	1,447,260
Tiffany & Company	28,407	1,904,405
TJX Companies, Inc.	85,032	5,246,474
Urban Outfitters, Inc. (I)	26,447	713,540

		49,655,009
Textiles, Apparel & Luxury Goods - 0.65%
Coach, Inc.	64,508	4,037,556
NIKE, Inc., Class B	84,783	8,154,429
Ralph Lauren Corp.	14,447	2,049,451
VF Corp.	19,345	2,682,958

		16,924,394

		268,785,774
Consumer Staples - 11.08%
Beverages - 2.55%
Beam, Inc.	34,477	1,810,732
Brown Forman Corp., Class B	22,514	1,796,842
Coca-Cola Enterprises, Inc.	71,191	1,859,509
Constellation Brands, Inc., Class A (I)	38,860	756,604
Dr. Pepper Snapple Group, Inc.	48,424	1,768,929
Molson Coors Brewing Company, Class B (L)	36,359	1,475,812
PepsiCo, Inc.	353,224	22,606,336
The Coca-Cola Company (L)	512,469	34,453,291

		66,528,055
Food & Staples Retailing - 2.35%
Costco Wholesale Corp.	97,716	8,335,175
CVS Caremark Corp.	300,157	11,658,098
Safeway, Inc.	78,118	1,562,360
SUPERVALU, Inc. (L)	47,363	348,118
Sysco Corp.	132,285	3,775,414
The Kroger Company	135,056	3,130,598

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	392,323	$23,107,825
Walgreen Company	202,082	6,814,205
Whole Foods Market, Inc.	35,196	2,396,848

		61,128,641
Food Products - 1.87%
Archer-Daniels-Midland Company	150,832	4,543,060
Campbell Soup Company (L)	40,121	1,307,945
ConAgra Foods, Inc.	92,534	2,337,409
Dean Foods Company (I)	40,989	416,448
General Mills, Inc.	144,315	5,765,384
H.J. Heinz Company	71,655	3,772,636
Hormel Foods Corp.	31,012	933,771
Kellogg Company	55,749	2,740,621
Kraft Foods, Inc., Class A	394,180	14,249,607
McCormick & Company, Inc., Non
Voting Shares	29,523	1,437,770
Mead Johnson Nutrition Company	45,519	3,430,312
Sara Lee Corp.	131,424	2,491,799
The Hershey Company	34,518	1,990,998
The J.M. Smucker Company	25,408	1,930,500
Tyson Foods, Inc., Class A (L)	66,168	1,332,624

		48,680,884
Household Products - 2.22%
Clorox Company	29,344	1,906,186
Colgate-Palmolive Company	108,582	9,935,253
Kimberly-Clark Corp. (L)	87,447	6,249,837
The Procter & Gamble Company	613,278	39,599,360

		57,690,636
Personal Products - 0.18%
Avon Products, Inc.	96,130	1,634,210
The Estee Lauder Companies, Inc., Class A	25,238	2,977,579

		4,611,789
Tobacco - 1.91%
Altria Group, Inc.	462,282	13,262,871
Lorillard, Inc.	30,897	3,448,723
Philip Morris International, Inc.	392,036	29,888,825
Reynolds American, Inc.	75,459	3,158,714

		49,759,133

		288,399,138
Energy - 12.21%
Energy Equipment & Services - 2.09%
Baker Hughes, Inc.	97,356	5,316,611
Cameron International Corp. (I)	54,698	2,953,145
Diamond Offshore Drilling, Inc. (L)	15,515	933,227
FMC Technologies, Inc. (I)	53,605	2,806,758
Halliburton Company	205,255	7,553,384
Helmerich & Payne, Inc.	23,900	1,361,344
Nabors Industries, Ltd. (I)	64,164	1,151,102
National Oilwell Varco, Inc.	94,561	6,780,024
Noble Corp. (I)	56,331	1,945,109
Rowan Companies, Inc. (I)	28,441	964,434
Schlumberger, Ltd. (L)	301,167	22,686,910

		54,452,048
Oil, Gas & Consumable Fuels - 10.12%
Alpha Natural Resources, Inc. (I)	50,537	1,212,888
Anadarko Petroleum Corp.	111,107	9,029,666
Apache Corp.	85,689	8,520,914
Cabot Oil & Gas Corp.	23,321	2,066,007
Chesapeake Energy Corp.	147,494	3,737,498
Chevron Corp.	447,049	45,965,578

67

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	306,448	$21,855,871
Consol Energy, Inc.	50,607	2,107,275
Denbury Resources, Inc. (I)	89,801	1,517,637
Devon Energy Corp.	92,959	6,085,096
El Paso Corp.	171,913	4,299,544
EOG Resources, Inc.	59,956	6,219,835
EQT Corp.	33,358	2,068,530
Exxon Mobil Corp.	1,085,183	87,292,121
Hess Corp.	67,514	4,065,693
Marathon Oil Corp.	159,361	4,455,734
Marathon Petroleum Corp.	79,567	2,656,742
Murphy Oil Corp.	43,191	2,415,241
Newfield Exploration Company (I)	29,529	1,352,428
Noble Energy, Inc.	39,397	3,876,271
Occidental Petroleum Corp.	181,404	17,940,856
Peabody Energy Corp.	60,446	2,371,297
Pioneer Natural Resources Company	26,065	2,464,185
QEP Resources, Inc.	39,484	1,289,153
Range Resources Corp.	35,947	2,577,759
Southwestern Energy Company (I)	77,669	2,955,305
Spectra Energy Corp.	145,137	4,269,931
Sunoco, Inc.	24,104	935,476
Tesoro Corp. (I)(L)	32,114	767,203
The Williams Companies, Inc.	131,436	4,242,754
Valero Energy Corp.	127,695	2,843,768

		263,458,256

		317,910,304
Financials - 13.01%
Capital Markets - 1.80%
Ameriprise Financial, Inc.	52,691	2,419,044
BlackRock, Inc.	22,386	3,851,287
E*TRADE Financial Corp. (I)	56,655	520,093
Federated Investors, Inc., Class B (L)	20,716	328,763
Franklin Resources, Inc.	32,487	3,275,339
Invesco, Ltd.	100,632	2,037,798
Legg Mason, Inc.	29,260	776,268
Morgan Stanley	331,327	4,900,326
Northern Trust Corp.	53,788	2,024,042
State Street Corp.	112,496	4,460,466
T. Rowe Price Group, Inc.	57,220	3,247,807
The Bank of New York Mellon Corp.	275,126	5,353,952
The Charles Schwab Corp.	240,563	2,877,133
The Goldman Sachs Group, Inc.	112,889	10,821,540

		46,893,858
Commercial Banks - 2.47%
BB&T Corp.	155,575	3,604,673
Comerica, Inc. (L)	44,854	1,131,218
Fifth Third Bancorp	205,296	2,482,029
First Horizon National Corp. (L)	58,856	453,191
Huntington Bancshares, Inc.	192,687	1,011,607
KeyCorp	212,670	1,550,364
M&T Bank Corp.	28,033	2,045,848
PNC Financial Services Group, Inc.	117,452	6,367,073
Regions Financial Corp.	280,953	1,154,717
SunTrust Banks, Inc.	119,826	2,172,445
U.S. Bancorp (L)	428,734	11,112,785
Wells Fargo & Company	1,178,415	30,473,812
Zions Bancorporation (L)	41,135	661,862

		64,221,624
Consumer Finance - 0.77%
American Express Company	231,801	11,135,720
Capital One Financial Corp.	102,528	4,578,900

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Discover Financial Services	121,789	$2,901,014
SLM Corp.	114,787	1,478,457

		20,094,091
Diversified Financial Services - 2.61%
Bank of America Corp.	2,261,888	12,304,671
Citigroup, Inc.	651,261	17,896,652
CME Group, Inc.	14,924	3,720,255
IntercontinentalExchange, Inc. (I)	16,396	1,995,721
JPMorgan Chase & Company	870,234	26,951,147
Leucadia National Corp.	44,217	1,035,562
Moody’s Corp. (L)	44,919	1,559,138
NYSE Euronext	58,432	1,668,818
The NASDAQ OMX Group, Inc. (I)	28,456	746,970

		67,878,934
Insurance - 3.55%
ACE, Ltd.	75,432	5,244,787
Aflac, Inc.	104,267	4,529,358
American International Group, Inc. (I)	97,492	2,272,539
AON Corp. (L)	72,915	3,351,903
Assurant, Inc.	21,085	827,375
Berkshire Hathaway, Inc., Class B (I)	392,508	30,913,930
Chubb Corp.	63,816	4,303,751
Cincinnati Financial Corp. (L)	36,414	1,079,675
Genworth Financial, Inc., Class A (I)	109,525	721,770
Hartford Financial Services Group, Inc.	99,419	1,765,681
Lincoln National Corp.	68,820	1,388,788
Loews Corp.	69,448	2,668,887
Marsh & McLennan Companies, Inc.	120,895	3,649,820
MetLife, Inc.	236,024	7,430,036
Principal Financial Group, Inc.	69,965	1,688,255
Prudential Financial, Inc.	108,471	5,492,971
The Allstate Corp.	115,303	3,088,967
The Progressive Corp.	142,553	2,688,550
The Travelers Companies, Inc.	93,459	5,257,069
Torchmark Corp.	23,449	998,693
Unum Group	67,732	1,524,647
XL Group PLC	73,277	1,510,972

		92,398,424
Real Estate Investment Trusts - 1.70%
Apartment Investment & Management
Company, Class A	26,962	587,232
AvalonBay Communities, Inc.	20,989	2,620,477
Boston Properties, Inc.	32,788	3,127,319
Equity Residential	66,174	3,652,143
HCP, Inc. (L)	90,879	3,512,473
Health Care REIT, Inc. (L)	42,059	2,110,100
Host Hotels & Resorts, Inc. (L)	157,605	2,230,111
Kimco Realty Corp.	90,835	1,432,468
Plum Creek Timber Company, Inc.	36,154	1,331,913
Prologis, Inc.	102,445	2,850,020
Public Storage (L)	31,615	4,170,019
Simon Property Group, Inc.	65,528	8,147,752
Ventas, Inc.	64,261	3,390,410
Vornado Realty Trust	41,163	3,064,585
Weyerhaeuser Company	120,226	2,018,595

		44,245,617
Real Estate Management & Development - 0.05%
CBRE Group, Inc. (I)	72,559	1,219,717
Thrifts & Mortgage Finance - 0.06%
Hudson City Bancorp, Inc.	117,736	658,144

68

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	84,034	$1,046,223

		1,704,367

		338,656,632
Health Care - 11.34%
Biotechnology - 1.21%
Amgen, Inc. (L)	206,249	11,943,880
Biogen Idec, Inc. (I)	54,134	6,222,703
Celgene Corp. (I)	102,402	6,459,518
Gilead Sciences, Inc. (I)	172,182	6,861,453

		31,487,554
Health Care Equipment & Supplies - 1.75%
Baxter International, Inc.	126,830	6,552,038
Becton, Dickinson and Company	48,532	3,580,691
Boston Scientific Corp. (I)	341,633	2,015,635
C.R. Bard, Inc.	19,339	1,686,167
CareFusion Corp. (I)	49,908	1,236,720
Covidien PLC	110,132	5,016,513
DENTSPLY International, Inc.	31,544	1,139,054
Edwards Lifesciences Corp. (I)	25,657	1,694,132
Intuitive Surgical, Inc. (I)	8,723	3,787,614
Medtronic, Inc.	235,686	8,586,041
St. Jude Medical, Inc.	73,542	2,826,954
Stryker Corp.	73,671	3,597,355
Varian Medical Systems, Inc. (I)	26,154	1,627,563
Zimmer Holdings, Inc. (I)(L)	42,512	2,148,982

		45,495,459
Health Care Providers & Services - 2.09%
Aetna, Inc.	83,228	3,480,595
AmerisourceBergen Corp.	60,096	2,232,566
Cardinal Health, Inc.	76,911	3,265,641
CIGNA Corp.	60,306	2,667,334
Coventry Health Care, Inc. (I)	33,157	1,059,035
DaVita, Inc. (I)	20,846	1,588,048
Express Scripts, Inc. (I)	108,963	4,974,161
Humana, Inc.	37,235	3,302,000
Laboratory Corp. of America Holdings (I)	22,596	1,936,929
McKesson Corp.	54,973	4,469,855
Medco Health Solutions, Inc. (I)	86,050	4,876,454
Patterson Companies, Inc.	20,882	630,010
Quest Diagnostics, Inc.	35,328	2,072,340
Tenet Healthcare Corp. (I)	96,943	450,785
UnitedHealth Group, Inc.	240,189	11,714,018
WellPoint, Inc.	80,496	5,678,993

		54,398,764
Health Care Technology - 0.07%
Cerner Corp. (I)(L)	32,449	1,978,740
Life Sciences Tools & Services - 0.41%
Agilent Technologies, Inc. (I)	77,495	2,906,063
Life Technologies Corp. (I)	40,277	1,559,928
PerkinElmer, Inc.	25,239	477,522
Thermo Fisher Scientific, Inc. (I)	85,236	4,027,401
Waters Corp. (I)	20,390	1,631,200

		10,602,114
Pharmaceuticals - 5.81%
Abbott Laboratories	347,415	18,951,488
Allergan, Inc.	68,634	5,746,038
Bristol-Myers Squibb Company	380,690	12,456,177
Eli Lilly & Company	227,380	8,606,333
Forest Laboratories, Inc. (I)	61,279	1,835,919
Hospira, Inc. (I)	36,797	1,037,307

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	611,624	$39,584,305
Merck & Company, Inc.	687,607	24,581,950
Mylan, Inc. (I)	95,138	1,858,045
Pfizer, Inc.	1,741,368	34,949,256
Watson Pharmaceuticals, Inc. (I)	28,077	1,814,336

		151,421,154

		295,383,785
Industrials - 10.43%
Aerospace & Defense - 2.56%
General Dynamics Corp.	80,743	5,333,883
Goodrich Corp.	27,900	3,404,079
Honeywell International, Inc.	174,630	9,456,215
L-3 Communications Holdings, Inc.	23,522	1,559,509
Lockheed Martin Corp. (L)	61,425	4,800,364
Northrop Grumman Corp.	58,316	3,328,094
Precision Castparts Corp.	32,145	5,295,889
Raytheon Company	78,924	3,596,567
Rockwell Collins, Inc.	34,297	1,882,905
Textron, Inc.	61,898	1,202,678
The Boeing Company	165,405	11,361,669
United Technologies Corp.	202,817	15,535,782

		66,757,634
Air Freight & Logistics - 1.01%
C.H. Robinson Worldwide, Inc. (L)	36,806	2,521,579
Expeditors International of Washington, Inc.	47,336	2,059,589
FedEx Corp.	70,758	5,878,575
United Parcel Service, Inc., Class B (L)	218,904	15,706,362

		26,166,105
Airlines - 0.06%
Southwest Airlines Company	179,446	1,503,757
Building Products - 0.03%
Masco Corp.	79,880	765,250
Commercial Services & Supplies - 0.42%
Avery Dennison Corp.	23,649	619,840
Cintas Corp.	24,893	756,747
Iron Mountain, Inc.	45,341	1,377,006
Pitney Bowes, Inc. (L)	45,118	840,548
R.R. Donnelley & Sons Company (L)	41,916	629,578
Republic Services, Inc.	71,433	1,960,836
Stericycle, Inc. (I)	19,220	1,557,204
Waste Management, Inc. (L)	105,359	3,297,737

		11,039,496
Construction & Engineering - 0.16%
Fluor Corp.	38,792	2,126,577
Jacobs Engineering Group, Inc. (I)	28,469	1,182,602
Quanta Services, Inc. (I)	47,368	975,307

		4,284,486
Electrical Equipment - 0.57%
Cooper Industries PLC	36,422	2,022,514
Emerson Electric Company	166,212	8,684,577
Rockwell Automation, Inc.	31,963	2,398,184
Roper Industries, Inc.	21,443	1,826,729

		14,932,004
Industrial Conglomerates - 2.37%
3M Company (L)	158,362	12,833,656
Danaher Corp.	126,998	6,144,163
General Electric Company	2,365,904	37,641,533
Tyco International, Ltd.	103,642	4,970,683

		61,590,035

69

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 2.06%
Caterpillar, Inc.	144,196	$14,113,904
Cummins, Inc.	43,456	4,186,116
Deere & Company	92,384	7,321,432
Dover Corp.	41,519	2,282,299
Eaton Corp.	76,131	3,419,043
Flowserve Corp.	12,440	1,278,459
Illinois Tool Works, Inc.	109,680	4,983,859
Ingersoll-Rand PLC	69,675	2,307,636
Joy Global, Inc.	23,457	2,141,155
PACCAR, Inc.	81,580	3,309,701
Pall Corp.	25,961	1,414,615
Parker Hannifin Corp.	34,608	2,864,850
Snap-On, Inc.	12,989	666,336
Stanley Black & Decker, Inc.	37,576	2,458,598
Xylem, Inc.	41,357	988,432

		53,736,435
Professional Services - 0.10%
Dun & Bradstreet Corp.	10,980	767,173
Equifax, Inc.	27,322	1,015,012
Robert Half International, Inc.	32,328	856,369

		2,638,554
Road & Rail - 0.89%
CSX Corp.	244,458	5,307,183
Norfolk Southern Corp.	77,620	5,863,415
Ryder Systems, Inc.	11,412	596,619
Union Pacific Corp.	108,937	11,265,175

		23,032,392
Trading Companies & Distributors - 0.20%
Fastenal Company (L)	65,869	2,743,444
W.W. Grainger, Inc.	13,572	2,536,607

		5,280,051

		271,726,199
Information Technology - 18.89%
Communications Equipment - 2.12%
Cisco Systems, Inc.	1,227,595	22,882,371
F5 Networks, Inc. (I)	18,018	2,036,575
Harris Corp.	26,829	955,112
JDS Uniphase Corp. (I)	50,903	558,915
Juniper Networks, Inc. (I)	118,956	2,701,491
Motorola Mobility Holdings, Inc. (I)	58,378	2,276,742
Motorola Solutions, Inc.	63,938	2,983,986
QUALCOMM, Inc.	374,903	20,544,684
Tellabs, Inc.	81,441	323,321

		55,263,197
Computers & Peripherals - 4.45%
Apple, Inc. (I)	206,919	79,084,442
Dell, Inc. (I)	346,115	5,454,772
EMC Corp. (I)	460,878	10,604,803
Hewlett-Packard Company	462,934	12,939,005
Lexmark International, Inc., Class A	17,689	591,874
NetApp, Inc. (I)	82,228	3,028,457
SanDisk Corp. (I)	53,393	2,632,809
Western Digital Corp. (I)	52,047	1,513,006

		115,849,168
Electronic Equipment, Instruments & Components - 0.46%
Amphenol Corp., Class A	37,924	1,719,095
Corning, Inc.	350,661	4,653,271
FLIR Systems, Inc.	35,651	957,586
Jabil Circuit, Inc.	40,672	824,421
Molex, Inc. (L)	30,530	761,418

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
TE Connectivity, Ltd.	96,729	$3,067,277

		11,983,068
Internet Software & Services - 1.86%
Akamai Technologies, Inc. (I)	41,152	1,189,704
eBay, Inc. (I)	256,000	7,575,040
Google, Inc., Class A (I)	56,211	33,692,311
Monster Worldwide, Inc. (I)	28,833	210,769
VeriSign, Inc.	37,139	1,247,128
Yahoo!, Inc. (I)	281,804	4,427,141

		48,342,093
IT Services - 3.86%
Accenture PLC, Class A	143,830	8,332,072
Automatic Data Processing, Inc.	109,293	5,583,779
Cognizant Technology
Solutions Corp., Class A (I)	67,773	4,564,512
Computer Sciences Corp.	34,606	845,425
Fidelity National Information Services, Inc.	55,321	1,332,683
Fiserv, Inc. (I)	31,594	1,821,710
International Business Machines Corp.	266,553	50,111,964
MasterCard, Inc., Class A	23,821	8,922,156
Paychex, Inc.	71,917	2,093,504
SAIC, Inc. (I)	61,649	742,870
Teradata Corp. (I)	37,563	2,037,041
The Western Union Company	140,098	2,443,309
Total Systems Services, Inc.	36,544	732,342
Visa, Inc., Class A	114,170	11,071,065

		100,634,432
Office Electronics - 0.10%
Xerox Corp.	313,244	2,552,939
Semiconductors & Semiconductor Equipment - 2.38%
Advanced Micro Devices, Inc. (I)(L)	129,612	737,492
Altera Corp.	72,314	2,724,068
Analog Devices, Inc.	66,832	2,329,764
Applied Materials, Inc.	294,062	3,169,988
Broadcom Corp., Class A (I)	107,467	3,261,086
First Solar, Inc. (I)	13,099	626,918
Intel Corp.	1,171,978	29,193,972
KLA-Tencor Corp.	37,273	1,718,285
Linear Technology Corp.	50,867	1,558,056
LSI Corp. (I)	127,861	718,579
MEMC Electronic Materials, Inc. (I)	51,431	214,467
Microchip Technology, Inc. (L)	42,540	1,485,071
Micron Technology, Inc. (I)(L)	224,080	1,342,239
Novellus Systems, Inc. (I)	15,541	538,029
NVIDIA Corp. (I)	134,746	2,106,080
Teradyne, Inc. (I)	41,555	559,330
Texas Instruments, Inc. (L)	257,858	7,761,526
Xilinx, Inc.	59,181	1,935,811

		61,980,761
Software - 3.66%
Adobe Systems, Inc. (I)	110,227	3,022,424
Autodesk, Inc. (I)	51,072	1,740,023
BMC Software, Inc. (I)	39,175	1,396,981
CA, Inc. (L)	84,483	1,791,040
Citrix Systems, Inc. (I)	42,024	3,000,093
Compuware Corp. (I)	48,790	403,005
Electronic Arts, Inc. (I)	74,612	1,730,252
Intuit, Inc.	67,850	3,612,334
Microsoft Corp.	1,664,262	42,571,822
Oracle Corp.	881,852	27,646,060
Red Hat, Inc. (I)	43,081	2,157,496

70

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Salesforce.com, Inc. (I)	30,242	$3,581,258
Symantec Corp. (I)	167,337	2,735,960

		95,388,748

		491,994,406
Materials - 3.48%
Chemicals - 2.17%
Air Products & Chemicals, Inc.	47,570	3,983,988
Airgas, Inc.	15,192	1,169,024
CF Industries Holdings, Inc.	16,015	2,238,897
E.I. du Pont de Nemours & Company	208,126	9,931,773
Eastman Chemical Company	31,336	1,241,532
Ecolab, Inc. (L)	51,771	2,951,982
FMC Corp.	15,994	1,342,216
International Flavors & Fragrances, Inc.	18,051	979,447
Monsanto Company	119,348	8,766,111
PPG Industries, Inc.	35,157	3,085,027
Praxair, Inc.	67,439	6,878,778
Sigma-Aldrich Corp.	27,248	1,765,943
The Dow Chemical Company	263,638	7,305,409
The Mosaic Company	61,805	3,260,832
The Sherwin-Williams Company	19,688	1,709,509

		56,610,468
Construction Materials - 0.04%
Vulcan Materials Company (L)	28,842	935,634
Containers & Packaging - 0.13%
Ball Corp.	36,504	1,281,655
Bemis Company, Inc.	23,082	680,688
Owens-Illinois, Inc. (I)	36,649	715,755
Sealed Air Corp.	35,985	634,056

		3,312,154
Metals & Mining - 0.99%
AK Steel Holding Corp. (L)	24,611	208,209
Alcoa, Inc.	237,517	2,379,920
Allegheny Technologies, Inc.	23,734	1,191,921
Cliffs Natural Resources, Inc.	32,590	2,209,928
Freeport-McMoRan Copper & Gold, Inc.	211,559	8,377,736
Newmont Mining Corp.	110,296	7,597,188
Nucor Corp.	70,641	2,785,375
Titanium Metals Corp.	18,654	290,629
United States Steel Corp. (L)	32,139	877,395

		25,918,301
Paper & Forest Products - 0.15%
International Paper Company	97,559	2,770,676
MeadWestvaco Corp.	38,089	1,136,957

		3,907,633

		90,684,190
Telecommunication Services - 2.98%
Diversified Telecommunication Services - 2.69%
AT&T, Inc. (L)	1,322,633	38,329,904
CenturyLink, Inc.	137,585	5,162,189
Frontier Communications Corp. (L)	222,124	1,270,549
Verizon Communications, Inc.	631,761	23,836,343
Windstream Corp.	113,822	1,338,547

		69,937,532
Wireless Telecommunication Services - 0.29%
American Tower Corp., Class A (I)	88,330	5,211,470
MetroPCS Communications, Inc. (I)	65,438	548,370

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)(L)	668,329	$1,804,488

		7,564,328

		77,501,860
Utilities - 3.64%
Electric Utilities - 1.97%
American Electric Power Company, Inc.	107,640	4,271,155
Duke Energy Corp.	297,247	6,197,600
Edison International	72,719	2,858,584
Entergy Corp.	39,456	2,776,124
Exelon Corp. (L)	147,908	6,553,803
FirstEnergy Corp.	93,343	4,150,963
NextEra Energy, Inc.	94,263	5,225,941
Northeast Utilities	39,482	1,366,472
Pepco Holdings, Inc.	50,532	999,523
Pinnacle West Capital Corp.	24,353	1,154,576
PPL Corp.	128,949	3,871,049
Progress Energy, Inc.	65,753	3,575,648
Southern Company	191,421	8,405,296

		51,406,734
Gas Utilities - 0.10%
Nicor, Inc.	10,168	570,628
ONEOK, Inc.	23,108	1,921,661

		2,492,289
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	44,934	1,804,549
NRG Energy, Inc. (I)	53,846	1,059,689
The AES Corp. (I)	146,687	1,771,979

		4,636,217
Multi-Utilities - 1.39%
Ameren Corp.	53,939	1,823,678
CenterPoint Energy, Inc.	95,051	1,891,515
CMS Energy Corp. (L)	56,199	1,175,683
Consolidated Edison, Inc.	65,368	3,884,167
Dominion Resources, Inc.	127,044	6,558,011
DTE Energy Company	37,794	1,989,854
Integrys Energy Group, Inc.	17,392	895,514
NiSource, Inc. (L)	62,618	1,434,578
PG&E Corp.	89,778	3,486,978
Public Service Enterprise Group, Inc.	112,915	3,719,420
SCANA Corp.	25,623	1,117,675
Sempra Energy	53,455	2,843,271
TECO Energy, Inc.	48,141	904,088
Wisconsin Energy Corp.	52,170	1,731,001
Xcel Energy, Inc.	108,151	2,843,290

		36,298,723

		94,833,963

TOTAL COMMON STOCKS (Cost $2,020,754,172)		$2,535,876,251

SECURITIES LENDING COLLATERAL - 6.12%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	15,932,288	159,435,995

TOTAL SECURITIES LENDING
COLLATERAL (Cost $159,397,255)		$159,435,995

SHORT-TERM INVESTMENTS - 2.05%
U.S. Government Agency - 0.83%
Federal Home Loan Bank Discount Note,
0.0400% *	$21,540,000	$21,539,856
Foreign Government - 0.77%
Government of Canada, 0.0100% *	20,000,000	19,999,739

71

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.45%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $11,835,003 on 12/01/2011,
collateralized by $12,075,000 US Treasury
Notes, 0.010% due 12/29/2011 (valued at
$12,074,807, including interest)	$11,835,000	$11,835,000

TOTAL SHORT-TERM INVESTMENTS (Cost $53,374,595)		$53,374,595

Total Investments (Index 500 Fund)
(Cost $2,233,526,022) - 105.55%		$2,748,686,841
Other assets and liabilities, net - (5.55%)		(144,628,973)

TOTAL NET ASSETS - 100.00%		$2,604,057,868

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.37%
Australia - 5.73%
AGL Energy, Ltd.	14,994	$223,904
Alumina, Ltd.	70,857	103,602
Amcor, Ltd.	39,288	300,303
AMP, Ltd. (L)	99,711	440,093
Asciano, Ltd.	95,696	155,714
Australia & New Zealand Banking Group, Ltd.	89,278	1,890,975
Australian Stock Exchange, Ltd.	5,693	180,960
Bendigo and Adelaide Bank, Ltd.	9,759	92,508
BHP Billiton, Ltd.	111,939	4,179,925
BlueScope Steel, Ltd.	36,223	14,754
Boral, Ltd.	27,168	101,521
Brambles, Ltd.	53,816	402,027
Caltex Australia, Ltd.	3,106	41,948
Campbell Brothers, Ltd.	2,338	120,159
CFS Gandel Retail Trust	65,809	127,218
Coca-Cola Amatil, Ltd.	18,338	223,962
Cochlear, Ltd.	1,479	86,053
Commonwealth Bank of Australia	54,452	2,731,087
Computershare, Ltd.	15,808	133,476
Crown, Ltd.	16,324	141,076
CSL, Ltd.	18,491	606,640
Dart Energy, Ltd. (I)	12,301	6,233
Dexus Property Group	164,005	148,671
DuluxGroup, Ltd.	12,064	35,226
Echo Entertainment Group, Ltd. (I)	18,861	72,768
Fortescue Metals Group, Ltd.	41,928	206,996
Foster’s Group, Ltd.	68,142	380,525
Goodman Group	232,482	147,336
GPT Group	50,538	166,248
Harvey Norman Holding, Ltd.	11,715	26,141
Iluka Resources, Ltd.	13,370	214,449
Incitec Pivot, Ltd.	52,097	179,962
John Fairfax Holdings, Ltd. (L)	52,429	46,067
Leighton Holdings, Ltd.	3,887	83,856
Lend Lease Corp.	19,781	152,501
Lynas Corp., Ltd. (I)	60,027	81,038
Macquarie Airports, Ltd.	9,706	34,772
Macquarie Group, Ltd.	12,354	309,668
Metcash, Ltd.	26,329	110,368
Mirvac Group	123,388	165,914
National Australia Bank, Ltd.	74,605	1,861,870
Newcrest Mining, Ltd.	26,222	951,359

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
NRMA Insurance Group, Ltd.	71,930	$217,953
OneSteel, Ltd., ADR	34,316	30,777
Orica, Ltd.	12,123	325,577
Origin Energy, Ltd.	35,426	530,627
Oxiana, Ltd.	9,856	111,130
Qantas Airways, Ltd. (I)	24,543	39,426
QBE Insurance Group, Ltd.	37,906	543,469
QR National, Ltd.	62,535	222,867
Ramsay Health Care, Ltd.	4,928	95,764
Rio Tinto, Ltd.	14,898	998,394
Santos, Ltd.	33,382	465,120
Sonic Healthcare, Ltd.	12,554	151,838
SP Ausnet	23,546	23,285
Stockland	81,913	292,373
Suncorp-Metway, Ltd.	42,677	372,793
TABCORP Holdings, Ltd.	20,213	59,737
Tattersall’s, Ltd.	51,187	123,212
Telstra Corp., Ltd.	151,742	498,603
Toll Holdings, Ltd.	25,731	128,306
Transurban Group, Ltd.	43,066	252,067
Wesfarmers, Ltd.	34,772	1,117,636
Wesfarmers, Ltd. (Price Protected Shares)	4,541	147,303
Westfield Group	78,218	677,314
Westfield Retail Trust	96,110	257,188
Westpac Banking Corp.	105,293	2,300,012
Woodside Petroleum, Ltd.	21,130	736,323
Woolworths, Ltd.	41,601	1,068,248
WorleyParsons, Ltd.	5,693	155,753

		29,622,968
Austria - 0.16%
Erste Group Bank AG (L)	6,411	111,524
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	32,393	100,175
OMV AG	5,631	187,032
Raiffeisen Bank International AG (L)	1,754	42,047
Telekom Austria AG	12,111	140,531
Verbund AG, Class A	2,695	71,924
Voestalpine AG	3,914	114,165
Wiener Staedtische Allgemeine
Versicherung AG	1,603	57,551

		824,949
Belgium - 0.62%
Ageas	81,838	144,217
Anheuser-Busch InBev NV	27,302	1,633,271
Bekaert SA (I)(L)	1,717	68,247
Belgacom SA (L)	5,678	180,269
Colruyt SA	2,864	108,567
Delhaize Group SA	3,605	212,881
Groupe Bruxelles Lambert SA	2,940	209,190
KBC Bancassurance Holding NV	6,274	71,204
Mobistar SA	1,180	64,552
Solvay SA	2,122	199,662
UCB SA	3,670	153,783
Umicore SA	4,233	182,306

		3,228,149
Bermuda - 0.08%
Seadrill, Ltd.	11,556	403,805
Brazil - 1.58%
All America Latina Logistica SA	18,800	89,304
Amil Participacoes SA	4,525	42,038
Anhanguera Educacional Participacoes SA	4,014	38,845
Banco do Brasil SA	19,758	264,409

72

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Banco Santander Brasil SA	24,179	$185,987
BM&F Bovespa SA	70,506	385,213
BR Malls Participacoes SA	15,324	155,159
Brookfield Incorporacoes SA	9,860	32,388
CCR SA	31,200	199,276
Centrais Eletricas Brasileiras SA	10,800	98,961
CETIP SA - Balcao Organizado de Ativos
e Derivativos	6,378	92,759
Cia de Saneamento Basico do Estado de
Sao Paulo	3,979	109,995
Cia Hering	4,600	97,426
Cielo SA	9,044	240,810
Companhia Siderurgica Nacional SA	26,832	218,858
Cosan SA Industria e Comercio	4,738	70,480
CPFL Energia SA	7,400	93,710
Cyrela Brazil Realty SA	10,000	83,114
Diagnosticos da America SA	10,100	73,166
Duratex SA	8,662	44,020
Ecorodovias Infraestrutura e Logistica SA	7,338	54,010
EDP - Energias do Brasil SA	2,700	57,633
Empresa Brasileira de Aeronautica SA	19,800	123,836
Fibria Celulose SA	8,292	62,912
HRT Participacoes em Petroleo SA (I)	200	73,548
Hypermarcas SA	13,577	61,190
JBS SA (I)	30,085	98,988
Localiza Rent a Car SA (I)	4,320	65,456
Lojas Renner SA (I)	4,200	125,883
MMX Mineracao e Metalicos SA (I)	7,493	26,643
MRV Engenharia e Participacoes SA	10,285	66,259
Multiplan Empreendimentos Imobiliarios SA	2,485	49,745
Natura Cosmeticos SA	6,800	136,500
Odontoprev SA	3,591	49,843
OGX Petroleo e Gas Participacoes SA (I)	45,600	352,020
PDG Realty SA Empreendimentos
e Participacoes	39,388	146,370
Perdigao SA	22,800	445,069
Petroleo Brasileiro SA	104,856	1,398,583
Porto Seguro SA	5,027	52,095
Redecard SA	12,333	208,011
Rossi Residencial SA (I)	6,137	33,835
Souza Cruz SA	14,600	185,210
Sul America SA	4,503	32,870
Tam SA	96	1,835
Tele Norte Leste Participacoes SA	2,500	27,318
Tim Participacoes Satim Participacoes SA	31,687	148,066
Totvs SA	4,835	87,163
Tractebel Energia SA	4,900	76,466
Ultrapar Participacoes SA	11,300	198,837
Usinas Siderurgicas de Minas Gerais SA	6,600	64,965
Vale Fertilizantes SA	46,006	1,059,612

		8,186,689
Canada - 7.88%
Agnico-Eagle Mines, Ltd.	5,400	242,165
Agrium, Inc.	5,400	379,024
Alimentation Couche Tard, Inc.	3,500	100,544
ARC Resources, Ltd. (L)	9,200	230,733
Athabasca Oil Sands Corp. (I)	10,700	123,895
Bank of Montreal (L)	22,200	1,298,546
Bank of Nova Scotia (L)	37,800	1,910,476
Barrick Gold Corp.	35,508	1,881,668
Baytex Energy Corp.	3,700	190,451
BCE, Inc. (L)	9,373	367,587
Bell Aliant, Inc.	3,100	83,309
Bombardier, Inc.	49,100	181,968

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Bonavista Energy Corp. (L)	4,800	$125,794
Brookfield Asset Management, Inc.	19,025	531,420
Brookfield Residential Properties, Inc. (I)	721	5,450
CAE, Inc.	7,300	72,717
Cameco Corp.	13,000	246,247
Canadian Imperial Bank of Commerce (L)	14,100	1,007,923
Canadian National Railway Company (L)	16,100	1,244,970
Canadian Natural Resources, Ltd.	38,000	1,427,305
Canadian Oil Sands, Ltd.	18,200	382,754
Canadian Pacific Railway, Ltd.	5,700	343,470
Canadian Tire Corp., Ltd.	2,900	183,676
Canadian Utilities, Ltd.	2,800	170,671
Cenovus Energy, Inc. (L)	27,200	909,645
Centerra Gold, Inc.	5,600	124,963
CGI Group, Inc. (I)	7,400	136,036
Chorus Aviation, Inc.	415	1,306
CI Financial Corp.	4,500	90,446
Crescent Point Energy Corp. (L)	8,900	386,994
Eldorado Gold Corp.	19,300	350,445
Empire Company, Ltd.	600	36,002
Enbridge, Inc. (L)	26,100	924,804
Encana Corp. (L)	25,900	521,834
Enerplus Corp. (L)	5,800	151,547
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	700	286,191
Finning International, Inc.	6,500	148,743
First Quantum Minerals, Ltd.	17,200	347,390
Fortis, Inc. (L)	6,200	203,698
Franco-Nevada Corp.	4,200	177,850
George Weston, Ltd.	1,800	119,106
Gildan Activewear, Inc.	4,200	100,970
Goldcorp, Inc. (L)	27,753	1,495,198
Great-West Lifeco, Inc. (L)	10,200	195,610
Husky Energy, Inc. (L)	9,200	229,109
IAMGOLD Corp.	12,100	244,622
IGM Financial, Inc. (L)	4,300	182,590
Imperial Oil, Ltd.	10,500	449,051
Industrial Alliance Insurance and
Financial Services, Inc.	3,800	98,432
Inmet Mining Corp.	1,400	82,069
Intact Financial Corp.	4,000	223,148
Ivanhoe Mines, Ltd. (I)	8,615	185,823
Kinross Gold Corp.	39,870	561,335
Loblaw Companies, Ltd.	4,300	155,988
Magna International, Inc. (L)	7,300	260,451
Manulife Financial Corp. (L)(O)	60,400	650,812
MEG Energy Corp. (I)	4,100	179,565
Metro, Inc. (L)	3,500	176,896
National Bank of Canada (L)	5,800	377,246
New Gold, Inc (I)	12,700	142,197
Nexen, Inc.	19,400	323,159
Niko Resources, Ltd.	1,300	65,985
Onex Corp.	3,000	102,623
Open Text Corp. (I)	1,600	91,220
Osisko Mining Corp. (I)	9,800	108,286
Pacific Rubiales Energy Corp.	8,200	175,344
Pan American Silver Corp.	3,300	85,934
Pengrowth Energy Trust	10,500	108,094
Penn West Petroleum, Ltd. (L)	17,615	323,303
Petrobank Energy & Resources, Ltd. (I)	2,300	20,746
Potash Corp. of Saskatchewan, Inc.	29,500	1,285,916
Power Corp. of Canada (L)	11,800	257,877
Power Financial Corp. (L)	8,000	192,402
Precision Drilling Corp. (I)	7,000	80,916
Progress Energy Resources Corp.	7,200	101,864

73

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Research In Motion, Ltd. (I)	16,400	$295,536
RioCan Real Estate Investment Trust	3,500	87,539
Ritchie Brothers Auctioneers, Inc. (L)	2,700	56,147
Rogers Communications, Inc., Class B (L)	14,000	519,123
Royal Bank of Canada (L)	50,600	2,344,582
Saputo, Inc.	4,600	171,336
Shaw Communications, Inc., Class B (L)	13,700	283,013
Shoppers Drug Mart Corp. (L)	7,300	303,824
Silver Wheaton Corp.	12,600	424,097
SNC-Lavalin Group, Inc.	4,900	240,208
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	20,600	372,838
Suncor Energy, Inc.	55,924	1,684,382
Talisman Energy, Inc.	35,000	479,043
Teck Resources, Ltd. (L)	19,752	723,307
TELUS Corp.	1,900	102,922
TELUS Corp., Non-Voting Shares	5,700	292,670
The Toronto-Dominion Bank (L)	30,700	2,212,314
Thomson Corp. (L)	13,093	354,427
Tim Hortons, Inc.	5,300	268,650
TMX Group, Inc.	2,000	87,122
Tourmaline Oil Corp. (I)	4,000	119,810
Trans-Canada Corp.	24,900	1,046,828
TransAlta Corp. (L)	7,200	155,231
Valeant Pharmaceuticals International, Inc. (I)	10,100	467,395
Vermilion Energy, Inc.	3,100	144,856
Viterra, Inc.	10,500	107,270
Yamana Gold, Inc.	25,893	436,648

		40,745,662
Chile - 0.37%
Banco Santander Chile SA, ADR (L)	2,979	198,729
Cia Cervecerias Unidas SA, ADR (L)	1,107	63,354
CorpBanca SA, ADR	2,166	44,186
Empresa Nacional de
Electricidad SA, ADR (L)	10,021	453,250
Enersis SA, ADR	22,811	405,351
Lan Airlines SA, ADR (L)	5,320	124,860
Sociedad Quimica y Minera de
Chile SA, ADR	9,977	572,081
Vina Concha Y Toro SA, ADR	911	35,666

		1,897,477
China - 2.96%
Agile Property Holdings, Ltd. (L)	67,211	56,187
Agricultural Bank of China	665,000	286,795
Air China, Ltd.	83,466	64,184
Alibaba.com, Ltd.	57,000	58,917
Aluminum Corp. of China, Ltd.	164,780	80,647
Angang Steel Company, Ltd., Class H	61,012	39,889
Anhui Conch Cement Company, Ltd. (L)	43,210	141,154
Anta Sports Products, Ltd.	35,000	40,162
Bank of China, Ltd., Class H	2,371,321	775,973
Bank of Communications
Company, Ltd., Class H	270,076	176,782
BBMG Corp.	50,500	38,755
Beijing Datang Power Generation
Company, Ltd., Class H	137,136	47,145
BYD Company, Ltd., Class H (I)(L)	25,494	62,070
Changsha Zoomlion Heavy Industry Science
And Technology Development Company	45,600	48,823
China BlueChemical, Ltd.	68,000	54,798
China Citic Bank Corp., Ltd.	262,200	143,145
China Coal Energy Company, Ltd., Series H	152,295	184,693

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Communications
Construction Company, Ltd.	160,965	$126,039
China Communications
Services Corp., Ltd., Class H	82,000	40,189
China Construction Bank Corp.	1,693,196	1,211,942
China COSCO Holdings Company, Ltd. (L)	119,879	54,723
China Dongxiang Group Company	118,500	21,261
China Life Insurance Company, Ltd.	259,376	692,694
China Longyuan Power Group Corp.	70,000	53,376
China Merchants Bank Company, Ltd.	139,855	266,075
China Minsheng Banking Corp. Ltd.	150,000	125,195
China Molybdenum Company, Ltd.	55,000	27,877
China National Building
Material Company, Ltd.	104,000	126,214
China Oilfield Services, Ltd.	58,000	89,726
China Pacific Insurance Group Company, Ltd.	60,400	173,900
China Petroleum & Chemical Corp.	600,030	631,474
China Railway Construction Corp.	95,300	53,914
China Railway Group, Ltd.	150,000	47,995
China Rongsheng Heavy Industry
Group Company, Ltd.	104,000	31,051
China Shanshui Cement Group, Ltd.	61,000	44,975
China Shenhua Energy Company, Ltd.	121,500	537,819
China Shipping Container
Lines Company, Ltd. (I)	134,076	26,776
China Shipping Development Company, Ltd.	53,568	31,412
China Southern Airlines Company, Ltd. (I)	68,000	36,305
China Telecom Corp., Ltd.	510,396	311,587
China Yurun Food Group, Ltd.	53,400	76,978
China Zhongwang Holdings, Ltd.	66,400	23,659
Chongqing Rural Commercial
Bank, Class H (I)	93,000	42,931
CNOOC, Ltd.	628,716	1,210,913
Country Garden Holdings Company	166,301	59,345
CSR Corp., Ltd.	91,000	59,445
Dongfang Electric Corp. Ltd.	12,000	39,713
Dongfeng Motor Group Company, Ltd.	100,780	151,343
Dongyue Group	49,000	44,200
ENN Energy Holdings, Ltd.	30,000	108,218
Evergrande Real Estate Group, Ltd.	194,000	82,357
Evertop Wire Cable Corp.	52,925	126,861
Fosun International, Ltd.	65,500	36,090
Foxconn International Holdings, Ltd. (I)	56,000	35,800
Golden Eagle Retail Group, Ltd. (L)	24,000	55,473
Great Wall Motor Company, Ltd.	44,750	64,676
Guangzhou Automobile Group Company, Ltd.	89,219	82,233
Guangzhou R&F Properties
Company, Ltd., Class H	41,600	34,342
Hengan International Group Company, Ltd.	25,500	241,034
Huaneng Power International, Inc., Class H	124,564	65,244
Industrial & Commercial Bank of China	2,137,270	1,267,517
Intime Department Store Group Company, Ltd.	37,000	43,583
Jiangsu Expressway, Ltd.	46,855	41,948
Lenovo Group, Ltd.	220,564	157,480
Longfor Properties Company, Ltd. (L)	59,500	72,595
Metallurgical Corp. of China, Ltd.	113,000	25,993
Parkson Retail Group, Ltd.	54,500	67,366
PetroChina Company, Ltd., Class H	745,739	963,961
PICC Property & Casualty
Company, Ltd., Class H	84,780	115,444
Ping An Insurance Group Company	59,855	416,755
Renhe Commercial Holdings Company, Ltd.	406,000	58,883
Sany Heavy Equipment International
Holdings Company, Ltd. (L)	42,000	40,879

74

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Semiconductor
Manufacturing International Corp. (I)	719,000	$37,517
Shandong Weigao Group Medical
Polymer Company, Ltd.	60,000	52,639
Shanghai Electric Group Company, Ltd.	113,136	51,343
Shui On Land, Ltd.	122,959	37,069
Sihuan Pharmaceutical Holdings Group, Ltd.	93,000	36,058
Sino-Ocean Land Holdings, Ltd.	138,358	57,402
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	92,066	33,340
Sinopharm Group Company, Ltd.	28,000	67,609
Sinotruk Hong Kong, Ltd.	41,500	21,669
Soho China, Ltd.	73,500	50,310
Tencent Holdings, Ltd.	36,000	701,728
Tingyi (Cayman Islands) Holding Corp.	68,000	219,866
Tsingtao Brewery Company, Ltd., Series H	12,000	65,898
Want Want China Holdings, Ltd.	221,000	231,804
Weichai Power Company, Ltd. (L)	16,600	77,506
Wumart Stores, Inc.	22,000	46,230
Yangzijiang Shipbuilding Holdings, Ltd.	78,000	56,381
Yanzhou Coal Mining Company, Ltd., Class H	73,210	178,218
Zhaojin Mining Industry Company, Ltd.	30,000	53,500
Zhejiang Expressway Company, Ltd., Class H	54,282	33,797
Zhuzhou CSR Times Electric Company, Ltd.	22,000	52,653
Zijin Mining Group Company, Ltd.	227,529	104,444
ZTE Corp., Class H	22,896	70,011

		15,312,889
Colombia - 0.22%
BanColombia SA, ADR (L)	11,892	686,882
Ecopetrol SA, ADR (L)	9,829	414,980
Petrominerales, Ltd.	1,412	28,103

		1,129,965
Czech Republic - 0.08%
CEZ AS	5,713	224,633
Komercni Banka AS	541	89,408
Telefonica O2 Czech Republic AS	4,126	85,997

		400,038
Denmark - 0.70%
A P Moller Maersk A/S	21	136,789
A P Moller Maersk A/S, Series A	48	328,963
Carlsberg A/S	3,775	277,280
Coloplast A/S	880	134,838
Danske Bank A/S (I)	23,263	325,285
DSV A/S, ADR	7,738	150,781
Novo Nordisk A/S	14,647	1,665,854
Novozymes A/S, B shares	8,115	260,584
TDC A/S	13,500	111,674
TrygVesta A/S	1,025	59,218
Vestas Wind Systems A/S (I)(L)	8,117	109,518
William Demant Holdings A/S (I)	1,005	83,409

		3,644,193
Egypt - 0.05%
Commercial International Bank	14,646	57,712
Egypt Kuwait Holding Company	22,410	23,082
Egyptian Company for Mobile Services	751	12,013
Egyptian Financial Group-Hermes Holding (I)	8,950	16,187
National Societe Generale Bank SAE	4,147	16,368
Orascom Construction Industries	2,165	78,462
Orascom Telecom Holding SAE (I)	74,402	38,735
Talaat Moustafa Group (I)	21,628	13,291
Telecom Egypt	6,820	15,906

		271,756

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland - 0.60%
Elisa OYJ, Class A	5,238	$113,911
Fortum OYJ	15,639	359,894
Kesko OYJ	2,742	96,458
Kone OYJ	5,546	312,621
Metso OYJ	4,740	189,425
Neste Oil OYJ	5,412	67,611
Nokia OYJ	128,506	744,042
Nokian Renkaat OYJ	3,802	125,147
Orion OYJ, Series B	3,582	72,782
Pohjola Bank OYJ	5,280	52,873
Sampo OYJ	14,413	376,625
Sanoma OYJ (L)	3,278	39,493
Stora Enso OYJ, Series R (L)	20,047	125,741
UPM-Kymmene OYJ	18,445	215,696
Wartsila OYJ	6,173	202,695

		3,095,014
France - 5.74%
Accor SA	5,418	151,714
Aeroports de Paris	1,175	85,889
Air Liquide SA	9,805	1,244,495
Alcatel-Lucent (I)	79,559	130,860
Alstom SA (L)	6,945	241,321
ANF Immobilier	35	1,333
Arkema SA	1,906	138,878
Atos Origin SA	1,693	82,479
AXA SA	61,694	897,433
BNP Paribas SA	33,711	1,352,780
Bouygues SA	7,527	246,527
Bureau Veritas SA	2,028	150,224
Cap Gemini SA	5,208	197,232
Carrefour SA	21,136	562,489
Casino Guichard Perrachon SA	1,878	167,299
Christian Dior SA (L)	2,093	271,049
Cie de Saint-Gobain	13,773	585,608
Cie Generale d’Optique
Essilor International SA	7,377	527,418
Cie Generale de Geophysique-Veritas (I)	4,482	103,715
Cie Generale des Etablissements Michelin	6,105	389,583
CNP Assurances SA	5,828	78,439
Credit Agricole SA	37,493	242,466
Danone SA	20,162	1,333,615
Dassault Systemes SA	2,038	166,971
Edenred	4,768	127,173
EDF SA	8,271	225,600
Eiffage SA	1,414	35,312
Eurazeo	1,110	46,508
Eutelsat Communications	3,315	128,841
Fonciere Des Regions	869	57,838
France Telecom SA	64,212	1,109,114
GDF Suez	42,823	1,203,189
Gecina SA	636	55,078
Groupe Eurotunnel SA	16,246	123,543
ICADE	802	64,197
Iliad SA	707	86,265
Imerys SA	1,219	61,996
JCDecaux SA (I)	2,771	72,267
Klepierre SA	4,082	118,542
L’Oreal SA	8,242	891,776
Lafarge SA	6,503	238,634
Lagardere SCA	3,626	88,487
Legrand SA, ADR	7,638	247,340
LVMH Moet Hennessy Louis Vuitton SA (L)	9,033	1,420,077
Natixis	24,382	70,968
Neopost SA	1,207	85,463

75

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Pernod-Ricard SA	6,847	$644,907
Peugeot SA	4,623	86,660
PPR	2,641	396,764
Publicis Groupe SA	4,482	214,040
Renault SA	7,390	277,615
Safran SA	5,832	172,852
Sanofi	38,956	2,726,834
Schneider Electric SA	17,313	982,119
SCOR SE	5,103	121,958
Societe BIC SA	1,009	89,567
Societe Generale SA	21,728	535,900
Societe Television Francaise	2,677	27,809
Sodexo	3,358	244,259
Suez Environnement SA	8,424	106,955
Technip SA	3,632	347,126
Thales SA	3,055	96,626
Total SA	74,020	3,823,694
Unibail-Rodamco SE	3,174	592,661
Vallourec SA	4,304	294,553
Veolia Environnement SA	12,689	161,831
Vinci SA	16,137	723,629
Vivendi SA	43,738	1,009,293
Wendel SA	1,264	91,206

		29,676,883
Germany - 5.08%
Adidas AG	7,674	541,066
Allianz SE	15,929	1,650,546
Axel Springer AG	1,425	63,968
BASF SE	32,133	2,335,565
Bayer AG	29,356	1,928,593
Bayerische Motoren Werke (BMW) AG	11,506	866,169
Beiersdorf AG	3,511	200,737
Brenntag AG	1,298	124,466
Celesio AG	3,786	60,316
Commerzbank AG (I)(L)	121,928	228,032
Continental AG (I)	2,884	203,212
Daimler AG	31,836	1,444,587
Deutsche Bank AG	32,712	1,265,957
Deutsche Boerse AG (I)	6,762	412,886
Deutsche Lufthansa AG	7,457	96,613
Deutsche Post AG	29,205	441,221
Deutsche Telekom AG	98,876	1,281,674
E.ON AG	63,248	1,565,630
Fraport AG Frankfurt Airport
Services Worldwide	1,212	68,850
Fresenius Medical Care AG &
Company KGaA	7,663	523,677
Fresenius SE & Company KGaA	4,235	407,297
GEA Group AG	6,092	179,359
Hannover Rueckversicherung AG	2,272	118,457
HeidelbergCement AG	5,520	231,744
Henkel AG & Company, KGaA	4,717	230,128
Hochtief AG	1,429	81,673
Infineon Technologies AG	38,037	314,393
K&S AG	6,066	329,402
Kabel Deutschland Holding AG (I)	3,568	197,934
Lanxess AG	2,931	163,827
Linde AG	5,880	902,939
MAN SE	2,901	251,123
Merck KGaA	2,349	233,308
Metro AG	4,491	220,839
Muenchener Rueckversicherungs AG	6,566	830,314
RWE AG	15,250	632,703
Salzgitter AG	1,324	68,495

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
SAP AG	32,646	$1,947,756
Siemens AG	28,734	2,900,079
Suedzucker AG	2,382	75,755
ThyssenKrupp AG	13,585	350,487
United Internet AG	4,193	80,669
Volkswagen AG	1,093	165,562
Wacker Chemie AG (L)	534	50,855

		26,268,863
Greece - 0.05%
Coca Cola Hellenic Bottling Company S.A. (I)	6,257	95,699
Hellenic Telecommunications Organization SA	8,670	36,195
National Bank of Greece SA (I)	32,095	85,683
OPAP SA	6,890	61,017

		278,594
Hong Kong - 2.77%
AIA Group, Ltd.	282,509	890,152
ASM Pacific Technology, Ltd.	5,000	55,431
AviChina Industry & Technology Co., Ltd.	80,000	37,799
Bank of East Asia, Ltd. (L)	51,558	181,186
Beijing Capital International Airport
Company, Ltd., Class H	81,211	38,691
Beijing Enterprises Holdings, Ltd.	19,714	108,158
Belle International Holdings, Ltd.	149,888	293,161
BOC Hong Kong Holdings, Ltd.	131,500	302,285
Bosideng International Holdings, Ltd.	88,000	26,184
Brilliance China
Automotive Holdings, Ltd. (I)(L)	86,000	100,745
Cathay Pacific Airways, Ltd.	49,000	88,909
Chaoda Modern Agriculture Holdings, Ltd.	107,214	6,210
Cheung Kong Holdings, Ltd.	45,000	519,161
Cheung Kong Infrastructure Holdings, Ltd.	12,000	67,840
China Agri-Industries Holdings, Ltd.	55,784	44,040
China Everbright, Ltd.	31,784	47,813
China Gas Holdings, Ltd.	140,000	51,113
China Mengniu Dairy Company, Ltd.	46,498	167,131
China Merchants Holdings
International Company, Ltd.	42,031	123,865
China Mobile, Ltd.	210,470	2,077,630
China Overseas Land & Investment, Ltd.	146,397	259,297
China Resource Power Holdings, Ltd.	66,532	135,074
China Resources Cement Holdings, Ltd.	68,000	50,852
China Resources Enterprises, Ltd.	42,855	150,332
China Resources Land, Ltd.	73,211	111,782
China State Construction
International Holdings, Ltd.	62,000	45,129
China Taiping Insurance
Holdings Company, Ltd. (I)	33,800	65,229
China Unicom Hong Kong, Ltd.	206,416	444,580
Citic Pacific, Ltd.	47,033	89,321
CLP Holdings, Ltd.	62,500	556,308
COSCO Pacific, Ltd.	63,508	74,671
First Pacific Company, Ltd.	74,000	81,896
Franshion Properties China, Ltd.	168,000	33,268
Fushan International Energy Group, Ltd.	108,000	44,339
Galaxy Entertainment Group, Ltd. (I)(L)	44,000	87,847
GCL-Poly Energy Holdings, Ltd.	263,000	79,988
Geely Automobile Holdings Company, Ltd.	185,000	45,247
GOME Electrical Appliances Holdings, Ltd.	350,695	91,452
Guangdong Investment, Ltd.	96,780	61,693
Hang Lung Group, Ltd.	28,000	149,951
Hang Lung Properties, Ltd.	83,000	251,176
Hang Seng Bank, Ltd.	27,000	335,989
Henderson Land Development Company, Ltd.	30,751	153,436

76

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hengdeli Holdings, Ltd.	76,000	$29,944
Hong Kong & China Gas Company, Ltd.	167,182	386,584
Hong Kong Exchanges & Clearing, Ltd.	33,715	562,296
Hopewell Holdings, Ltd.	15,000	39,407
Huabao International Holdings, Ltd. (L)	78,000	46,254
Hutchison Whampoa, Ltd.	74,000	651,982
Hysan Development Company, Ltd.	23,557	75,985
Kerry Properties, Ltd.	28,768	101,349
Kingboard Chemical Holdings, Ltd.	26,500	72,472
Kunlun Energy Company, Ltd.	80,000	108,434
Lee & Man Paper Manufacturing, Ltd.	58,000	21,363
Li & Fung, Ltd.	199,200	407,378
Lifestyle International Holdings, Ltd.	15,500	36,522
Lonking Holdings, Ltd.	72,000	24,979
Minmetals Resources, Ltd. (I)	76,000	33,557
MTR Corp., Ltd.	47,528	157,939
New World Development Company, Ltd.	99,405	85,347
Nine Dragons Paper Holdings, Ltd.	64,000	45,026
Noble Group, Ltd.	142,773	133,409
NWS Holdings, Ltd.	50,616	71,844
Orient Overseas International, Ltd.	9,000	41,685
PCCW, Ltd.	156,000	57,981
Poly Hong Kong Investment, Ltd.	74,000	31,301
Power Assets Holdings, Ltd.	47,500	353,091
Shanghai Industrial Holdings, Ltd.	23,070	62,866
Shangri-La Asia, Ltd.	46,500	87,171
Shimao Property Holdings, Ltd., GDR (L)	59,500	48,707
Sino Land Company, Ltd.	98,179	123,476
Sino-Forest Corp. (I)(L)	6,600	9,075
Sinofert Holdings, Ltd.	76,000	24,097
SJM Holdings, Ltd.	57,384	99,838
Skyworth Digital Holdings, Ltd.	88,221	35,673
Sun Hung Kai Properties, Ltd.	48,281	596,770
Swire Pacific, Ltd.	26,000	317,098
The Link REIT	70,821	255,471
Wharf Holdings, Ltd.	48,625	236,167
Wheelock and Company, Ltd.	33,000	87,978
Wing Hang Bank, Ltd.	4,670	38,754
Yue Yuen Industrial Holdings, Ltd.	30,000	87,119
Yuexiu Property Company, Ltd.	252,000	37,197

		14,349,947
Hungary - 0.07%
Magyar Telekom Telecommunications PLC	18,477	42,195
MOL Hungarian Oil and Gas PLC (I)(L)	1,545	127,912
OTP Bank PLC (L)	8,426	124,446
Richter Gedeon Nyrt	494	74,342

		368,895
India - 1.45%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	16,064	482,563
HDFC Bank, Ltd., ADR	18,105	500,784
ICICI Bank, Ltd., ADR	35,020	1,019,432
Infosys, Ltd., ADR (L)	43,194	2,229,674
Larsen & Toubro, Ltd., GDR (S)	3,224	78,564
Larsen & Toubro, Ltd., GDR	16,157	406,510
Ranbaxy Laboratories, Ltd., ADR	15,039	133,847
Reliance Communication, Ltd., GDR (S)	40,149	57,064
Reliance Industries, Ltd., GDR (S)	43,945	1,318,350
Reliance Infrastructure, Ltd., GDR (L)(S)	2,106	48,936
Satyam Computer Services, Ltd., ADR (I)	23,123	58,039
State Bank of India, GDR (L)	3,183	235,542
Sterlite Industries India, Ltd., ADR	16,803	135,432
Tata Motors, Ltd., ADR (L)	15,443	265,620
Ultratech Cement, Ltd., GDR (L)	3,420	75,252

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Wipro, Ltd., ADR (L)	47,954	$460,358

		7,505,967
Indonesia - 0.66%
Adaro Energy Tbk PT	558,000	121,694
Aneka Tambang Tbk PT	157,500	29,184
Astra Agro Lestari Tbk PT	17,000	42,818
Astra International Tbk PT	69,000	554,735
Bank Central Asia Tbk PT	419,500	371,985
Bank Danamon Indonesia Tbk PT	117,698	58,229
Bank Mandiri Tbk PT	327,588	239,902
Bank Negara Indonesia Persero Tbk PT	246,698	106,823
Bank Pan Indonesia Tbk PT (I)	25,750	1,921
Bank Rakyat Indonesia Tbk PT	392,000	290,237
Bumi Resources Tbk PT	563,000	131,093
Charoen Pokphand Indonesia Tbk PT	293,000	77,107
Gudang Garam Tbk PT	19,500	142,255
Indo Tambangraya Megah Tbk PT	14,000	60,738
Indocement Tunggal Prakarsa Tbk PT	50,500	86,322
Indofood Sukses Makmur Tbk PT	150,500	79,796
Indosat Tbk PT	65,000	38,163
International Nickel Indonesia Tbk PT	91,500	31,994
Kalbe Farma Tbk PT	176,500	70,387
Perusahaan Gas Negara Tbk PT	372,000	129,208
PT Telekomunikiasi Indonesia Tbk PT, ADR	1,909	62,520
Semen Gresik Persero Tbk PT	116,500	122,432
Tambang Batubara Bukit Asam Tbk PT	29,500	56,764
Telekomunikasi Indonesia Tbk PT	225,000	184,702
Unilever Indonesia Tbk PT	61,000	123,183
United Tractors Tbk PT	62,833	166,979
Xl Axiata Tbk PT	78,000	40,999

		3,422,170
Ireland - 0.51%
Anglo Irish Bank Corp. PLC (I)	29,183	0
Bank of Ireland (I)	125,223	15,715
C&C Group PLC	193	791
CRH PLC	23,897	461,108
CRH PLC (London Exchange)	954	18,198
Elan Corp. PLC (I)	17,063	186,260
Elan Corp. PLC - European
Composite Exchange (I)	790	8,747
Experian PLC	34,673	461,250
Greencore Group PLC	33	33
James Hardie Industries, Ltd.	16,706	118,975
Kerry Group PLC	4,855	181,770
Kerry Group PLC (London Exchange)	207	7,737
Ryanair Holdings PLC, ADR (I)(L)	1,496	45,015
Shire PLC	19,446	652,696
WPP PLC	44,164	462,967

		2,621,262
Israel - 0.41%
Bank Hapoalim, Ltd.	35,458	122,015
Bank Leumi Le-Israel, Ltd.	40,567	118,639
Bezeq The
Israeli Telecommunication Corp., Ltd.	58,946	111,435
Cellcom Israel, Ltd.	2,385	41,502
Delek Group, Ltd.	237	43,895
Elbit Systems, Ltd.	1,125	46,654
Israel Chemicals, Ltd.	14,813	161,028
Israel Corp., Ltd.	94	62,123
Israel Discount Bank, Ltd. (I)	33,864	50,008
Mizrahi Tefahot Bank, Ltd.	5,732	47,552
Nice Systems, Ltd. (I)	2,452	82,897
Partner Communications Company, Ltd.	4,081	39,370

77

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries, Ltd.	30,119	$1,195,136

		2,122,254
Italy - 1.53%
A2A SpA	47,665	49,938
Assicurazioni Generali SpA	41,562	691,359
Autogrill SpA	4,980	51,857
Autostrade SpA (L)	12,081	185,984
Banca Carige SpA (L)	31,901	63,470
Banca Intesa SpA	39,651	51,246
Banca Monte dei Paschi di Siena SpA	174,617	58,642
Banche Popolari Unite SpA (L)	32,087	131,107
Banco Popolare Societa Cooperativa (L)	71,563	85,868
BGP Holdings PLC (I)	181,302	0
Enel Green Power SpA	64,343	144,394
Enel SpA (L)	232,472	987,526
ENI SpA	84,219	1,784,840
Exor SpA	2,585	55,091
Fiat Industrial SpA (I)	27,705	248,207
Fiat SpA (L)	28,067	144,471
Finmeccanica SpA	15,744	68,142
Intesa Sanpaolo SpA	360,101	599,713
Luxottica Group SpA	4,639	132,293
Mediaset SpA	28,106	83,033
Mediobanca SpA (L)	19,051	123,010
Pirelli & C. SpA	9,269	87,254
Prelios SpA (I)	4,987	580
Prysmian SpA	8,258	112,867
Saipem SpA	9,420	421,323
Snam Rete Gas SpA	59,565	276,283
Telecom Italia SpA	335,051	378,394
Telecom Italia SpA, RSP	225,936	219,169
Terna Rete Elettrica Nazionale SpA (L)	44,097	157,812
UniCredit SpA (L)	476,529	497,608

		7,891,481
Japan - 13.74%
ABC-MART, Inc.	700	26,034
Advantest Corp.	4,200	47,193
AEON Company, Ltd.	21,700	297,547
AEON Credit Service Company, Ltd.	1,600	24,553
Aeon Mall Company, Ltd.	1,700	39,712
Air Water, Inc.	6,000	78,368
Aisin Seiki Company, Ltd.	7,100	213,848
Ajinomoto Company, Inc.	22,000	264,094
Alfresa Holdings Corp.	800	29,618
All Nippon Airways Company, Ltd.	30,000	90,800
Amada Company, Ltd.	9,000	56,282
Aozora Bank, Ltd.	13,000	34,756
Asahi Glass Company, Ltd.	34,000	289,821
Asahi Group Holdings, Ltd.	14,000	309,491
Asahi Kasei Corp.	42,000	254,315
Asics Corp.	4,000	48,057
Astellas Pharma, Inc.	15,200	586,769
Bandai Namco Holdings, Inc.	7,800	112,633
Bank of Kyoto, Ltd.	11,000	95,720
Benesse Holdings, Inc.	2,700	121,280
Bridgestone Corp.	22,300	517,715
Brother Industries, Ltd.	9,100	123,295
Canon, Inc.	39,700	1,796,611
Casio Computer Company, Ltd.	6,300	39,252
Central Japan Railway Company, Ltd.	50	401,090
Chiba Bank, Ltd.	23,000	150,280
CHIYODA Corp.	4,000	44,043
Chubu Electric Power Company, Inc.	23,500	440,694

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	6,800	$103,897
Chugoku Bank, Ltd.	7,000	96,660
Chugoku Electric Power Company, Inc.	9,700	164,380
Chuo Mitsui Trust Holdings, Inc.	107,000	328,119
Citizen Watch Company, Ltd.	7,400	43,161
Coca-Cola West Japan Company, Ltd.	2,800	47,497
Cosmo Oil Company, Ltd.	21,000	58,004
Credit Saison Company, Ltd.	4,000	73,041
Dai Nippon Printing Company, Ltd.	19,000	186,533
Daicel Chemical Industries, Ltd.	7,000	39,145
Daido Steel Company, Ltd.	7,000	46,046
Daihatsu Motor Company, Ltd.	6,000	105,456
Daiichi Sankyo Company, Ltd.	22,300	401,277
Daikin Industries, Ltd.	8,400	247,541
Dainippon Sumitomo Pharma Company, Ltd.	3,700	38,171
Daito Trust Construction Company, Ltd.	2,400	214,118
Daiwa House Industry Company, Ltd.	17,000	204,918
Daiwa Securities Group, Inc.	57,000	191,096
Dena Company, Ltd.	3,200	99,288
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	47,283
Denso Corp.	16,100	460,166
Dentsu, Inc.	5,900	171,582
East Japan Railway Company	12,100	740,557
Eisai Company, Ltd.	8,700	335,850
Electric Power Development Company, Ltd.	4,200	105,971
Elpida Memory, Inc. (I)(L)	9,400	46,742
FamilyMart Company, Ltd.	2,200	87,659
FANUC Corp.	6,800	1,116,338
Fast Retailing Company, Ltd.	1,900	307,716
Fuji Electric Company, Ltd.	15,000	44,621
Fuji Heavy Industries, Ltd.	18,000	104,286
FUJIFILM Holdings Corp.	16,500	399,064
Fujitsu, Ltd.	68,000	362,097
Fukuoka Financial Group, Inc.	28,000	115,326
Furukawa Electric Company, Ltd.	16,000	36,569
Gree, Inc.	3,400	114,053
GS Yuasa Corp.	9,000	52,069
Gunma Bank	16,000	90,306
Hakuhodo DY Holdings, Inc.	650	35,629
Hamamatsu Photonics KK	2,100	77,539
Hino Motors, Ltd.	6,000	36,972
Hirose Electric Company, Ltd.	1,000	92,596
Hisamitsu Pharmaceutical Company, Inc.	2,200	88,116
Hitachi Chemical, Ltd.	2,800	54,186
Hitachi Construction
Machinery Company, Ltd. (L)	2,700	47,946
Hitachi High-Technologies Corp.	2,500	55,337
Hitachi Metals, Ltd.	6,000	67,454
Hitachi, Ltd.	160,000	896,555
Hokkaido Electric Power Company, Inc.	5,800	77,592
Hokuhoku Financial Group, Inc.	46,000	90,069
Hokuriku Electric Power Company	5,400	95,720
Honda Motor Company, Ltd.	56,100	1,773,495
Hoya Corp.	14,500	309,460
Ibiden Company, Ltd.	3,900	92,353
Idemitsu Kosan Company, Ltd.	900	96,098
Inpex Corp.	73	490,596
Isetan Mitsukoshi Holdings, Ltd.	13,440	131,762
Ishikawajima-Harima Heavy
Industries Company, Ltd.	49,000	114,915
Isuzu Motors, Ltd.	44,000	207,792
ITOCHU Corp.	53,000	538,433
Itochu Techno-Science Corp.	800	34,737
Iyo Bank, Ltd.	10,000	99,109
J Front Retailing Company, Ltd.	12,000	53,022

78

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Japan Petroleum Exploration Company, Ltd.	800	$32,672
Japan Prime Realty Investment Corp.	23	56,317
Japan Real Estate Investment Corp.	18	149,835
Japan Retail Fund Investment Corp.	58	88,717
Japan Tobacco, Inc.	153	729,426
JFE Holdings, Inc.	15,000	277,288
JGC Corp.	7,000	175,843
Joyo Bank, Ltd.	24,000	104,404
JS Group Corp.	8,700	165,170
JSR Corp.	6,800	132,265
Jupiter Telecommunications Company, Ltd.	57	55,691
JX Holdings, Inc.	77,400	494,876
Kajima Corp.	31,000	93,441
Kamigumi Company, Ltd.	7,000	57,294
Kaneka Corp.	8,000	43,087
Kansai Electric Power Company, Ltd.	24,900	374,252
Kansai Paint Company, Ltd.	6,000	57,096
Kao Corp.	18,100	477,941
Kawasaki Heavy Industries, Ltd.	46,000	119,312
Kawasaki Kisen Kaisha, Ltd.	25,000	43,484
KDDI Corp.	98	650,259
Keihin Electric Express
Railway Company, Ltd.	16,000	140,859
Keio Corp.	20,000	135,757
Keisei Electric Railway Company, Ltd.	7,000	49,006
Keyence Corp.	1,500	383,687
Kikkoman Corp.	4,000	44,240
Kinden Corp.	4,000	33,098
Kintetsu Corp. (L)	53,000	196,563
Kirin Holdings Company, Ltd.	28,000	342,983
Kobe Steel, Ltd.	87,000	138,587
Koito Manufacturing Company, Ltd.	2,000	27,860
Komatsu, Ltd.	32,300	822,383
Konami Corp.	3,300	99,303
Konica Minolta Holdings, Inc.	14,000	106,017
Koyo Seiko Company, Ltd.	8,400	82,926
Kubota Corp.	38,000	345,994
Kuraray Company, Ltd.	11,100	158,996
Kurita Water Industries, Ltd.	4,200	112,572
Kyocera Corp.	5,200	466,148
Kyowa Hakko Kogyo Company, Ltd.	9,737	115,048
Kyushu Electric Power Company, Inc.	15,000	205,792
Lawson, Inc.	2,300	136,373
Mabuchi Motor Company, Ltd.	700	31,111
Makita Corp.	3,800	132,683
Marubeni Corp.	59,000	364,026
Marui Company, Ltd.	8,600	62,852
Maruichi Steel Tube, Ltd.	1,900	41,974
Matsushita Electric Industrial Company, Ltd.	76,000	730,061
Mazda Motor Corp. (I)	59,000	107,706
McDonald’s Holdings Company, Ltd.	1,900	51,013
Mediceo Holdings Company, Ltd.	3,700	36,427
MEIJI Holdings Company, Ltd.	2,500	108,573
Miraca Holdings, Inc.	1,800	69,517
Mitsubishi Chemical Holdings Corp.	47,500	275,211
Mitsubishi Corp.	48,100	993,651
Mitsubishi Electric Corp.	67,000	639,886
Mitsubishi Estate Company, Ltd.	43,000	719,602
Mitsubishi Gas & Chemicals Company, Inc.	14,000	83,374
Mitsubishi Heavy Industries, Ltd.	103,000	433,590
Mitsubishi Logistics Corp.	3,000	31,006
Mitsubishi Materials Corp.	35,000	98,531
Mitsubishi Motors Corp. (I)	127,000	153,664
Mitsubishi Tanabe Pharma Corp.	7,000	109,197
Mitsubishi UFJ Financial Group	446,100	1,938,062

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Lease &
Finance Company, Ltd.	2,030	$77,548
Mitsui & Company, Ltd.	61,500	970,213
Mitsui Chemicals, Inc.	22,000	71,411
Mitsui Fudosan Company, Ltd.	28,000	454,596
Mitsui O.S.K. Lines, Ltd.	36,000	114,499
Mizuho Financial Group, Inc.	804,800	1,055,695
MS&AD Insurance Group Holdings	19,400	381,672
Murata Manufacturing Company, Ltd.	7,100	420,495
Nabtesco Corp.	3,200	70,939
NEC Corp. (I)	95,000	205,284
NGK Insulators, Ltd.	7,000	77,527
NGK Spark Plug Company, Ltd.	5,000	64,031
NHK Spring Company, Ltd.	3,000	27,370
Nidec Corp.	3,700	334,160
Nikon Corp.	11,600	272,649
Nintendo Company, Ltd.	3,400	515,569
Nippon Building Fund, Inc.	20	183,835
Nippon Electric Glass Company, Ltd.	13,000	134,073
Nippon Express Company, Ltd.	27,000	102,598
Nippon Meat Packers, Inc.	7,000	87,977
Nippon Paper Group, Inc. (L)	3,600	77,304
Nippon Sheet Glass Company, Ltd.	29,000	55,937
Nippon Steel Corp.	184,000	447,108
Nippon Telegraph & Telephone Corp.	16,900	832,617
Nippon Yusen Kabushiki Kaisha	49,000	109,319
Nishi-Nippon City Bank, Ltd.	17,000	50,171
Nissan Motor Company, Ltd.	88,200	809,473
Nisshin Seifun Group, Inc.	7,000	84,057
Nisshin Steel Company	27,000	38,692
Nisshinbo Holdings, Inc.	3,000	25,406
Nissin Food Products Company, Ltd.	1,700	65,136
Nitori Holdings Company, Ltd.	1,250	116,908
Nitto Denko Corp.	5,300	219,524
NKSJ Holdings, Inc.	12,500	248,241
NOK Corp.	2,500	43,830
Nomura Holdings, Inc.	121,700	403,450
Nomura Real Estate Holdings, Inc.	2,400	37,509
Nomura Real Estate Office Fund, Inc.	6	30,984
Nomura Research Institute, Ltd.	4,000	88,515
NSK, Ltd.	15,000	99,619
NTN Corp.	12,000	47,727
NTT Data Corp.	45	140,092
NTT DoCoMo, Inc.	540	952,277
NTT Urban Development Corp.	31	21,279
Obayashi Corp.	23,000	96,324
Odakyu Electric Railway Company, Ltd.	23,000	217,574
OJI Paper Company, Ltd.	27,000	134,316
Olympus Corp.	6,800	92,279
Omron Corp.	6,500	138,904
Ono Pharmaceutical Company, Ltd.	2,700	140,129
Oracle Corp. Japan	1,000	33,518
Oriental Land Company, Ltd.	1,700	175,891
ORIX Corp.	3,370	283,721
Osaka Gas Company, Ltd.	65,000	248,070
Otsuka Corp.	400	27,621
Otsuka Holdings Company, Ltd.	8,400	230,447
Rakuten, Inc.	244	261,102
Resona Holdings, Inc.	60,900	272,581
Ricoh Company, Ltd.	22,000	198,753
Rinnai Corp.	1,000	76,318
Rohm Company, Ltd.	3,400	162,752
Sankyo Company, Ltd.	1,900	94,636
Sanrio Company, Ltd.	1,500	78,567
Santen Pharmaceutical Company, Ltd.	2,700	101,741

79

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SBI Holdings, Inc.	849	$69,185
Secom Company, Ltd.	7,000	315,543
Sega Sammy Holdings, Inc.	6,700	137,292
Seiko Epson Corp.	3,400	47,962
Sekisui Chemical Company, Ltd.	15,000	112,461
Sekisui House, Ltd.	19,000	166,073
Seven & I Holdings Company, Ltd.	25,300	707,101
Seven Bank, Ltd.	9,000	17,859
Sharp Corp.	35,000	357,825
Shikoku Electric Power Company, Inc.	7,000	195,520
Shimadzu Corp.	9,000	73,980
Shimamura Company, Ltd.	600	56,796
Shimano, Inc.	2,300	112,473
Shimizu Corp.	16,000	65,558
Shin-Etsu Chemical Company, Ltd.	13,800	692,833
Shinsei Bank, Ltd.	50,000	50,591
Shionogi & Company, Ltd.	8,700	102,132
Shiseido Company, Ltd.	13,200	245,021
Shizuoka Bank, Ltd.	18,000	186,759
Showa Denko KK	51,000	104,318
Showa Shell Sekiyu KK	4,600	30,798
SMC Corp.	1,900	315,265
Softbank Corp.	30,600	1,030,999
Sojitz Corp. (L)	40,000	63,208
Sony Corp.	33,800	608,724
Sony Financial Holdings, Inc.	6,800	111,962
Square Enix Company, Ltd.	1,800	36,953
Stanley Electric Company, Ltd.	5,200	76,543
Sumco Corp. (I)	2,900	24,545
Sumitomo Chemical Company, Ltd.	49,000	187,034
Sumitomo Corp.	38,300	511,532
Sumitomo Corp., Ltd.	18,000	242,863
Sumitomo Electric Industries, Ltd.	25,100	273,380
Sumitomo Heavy Industries, Ltd.	21,000	128,005
Sumitomo Metal Industries, Ltd.	120,000	212,014
Sumitomo Mitsui Financial Group	46,400	1,281,285
Sumitomo Realty &
Development Company, Ltd.	12,000	238,081
Sumitomo Rubber Industries, Inc.	6,500	78,150
Suruga Bank, Ltd.	5,000	46,017
Suzuken Company, Ltd.	2,800	72,487
Suzuki Motor Corp.	12,500	265,274
Sysmex Corp.	2,600	89,737
T&D Holdings, Inc.	21,500	209,131
Taisei Corp.	38,000	98,439
Taisho Pharmaceutical
Holdings Company, Ltd. (I)	1,200	80,299
Taiyo Nippon Sanso Corp.	9,000	65,734
Takashimaya Company, Ltd.	11,000	78,532
Takeda Pharmaceutical Company, Ltd.	27,800	1,138,456
TDK Corp.	4,500	229,030
Teijin, Ltd.	28,000	85,796
Terumo Corp.	6,000	292,393
The 77th Bank, Ltd.	9,000	35,036
The Bank of Yokohama, Ltd.	39,000	186,156
The Dai-ichi Life Insurance Company, Ltd.	314	349,437
The Hachijuni Bank, Ltd.	16,000	93,986
The Hiroshima Bank, Ltd.	13,000	62,626
The Japan Steel Works, Ltd.	8,000	53,388
The Tokyo Electric Power Company, Inc. (I)	47,000	176,362
THK Company, Ltd.	3,000	60,381
Tobu Railway Company, Ltd.	32,000	162,402
Toho Company, Ltd.	4,300	74,204
Toho Gas Company, Ltd.	16,000	94,335
Tohoku Electric Power Company, Inc.	13,600	141,365

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	25,400	$616,197
Tokyo Electron, Ltd.	6,000	329,211
Tokyo Gas Company, Ltd.	91,000	390,929
Tokyu Corp.	38,000	183,499
Tokyu Land Corp.	10,000	39,112
TonenGeneral Sekiyu KK	9,000	102,783
Toppan Printing Company, Ltd.	20,000	147,193
Toray Industries, Inc.	52,000	390,291
Toshiba Corp.	139,000	643,122
Tosoh Corp.	12,000	35,373
Toto, Ltd.	11,000	89,444
Toyo Seikan Kaisha, Ltd.	3,900	54,139
Toyo Suisan Kaisha, Ltd.	3,000	73,666
Toyoda Gosei Company, Ltd.	1,600	27,860
Toyota Boshoku Corp.	1,800	20,122
Toyota Industries Corp.	5,700	158,560
Toyota Motor Corp.	96,300	3,166,275
Toyota Tsusho Corp.	7,400	124,401
Trend Micro, Inc.	3,600	110,513
Tsumura & Company, Ltd.	2,400	66,413
Ube Industries, Ltd.	33,000	93,389
Unicharm Corp.	3,700	175,264
Ushio, Inc.	2,900	43,868
USS Company, Ltd.	570	49,429
West Japan Railway Company	6,200	256,494
Yahoo! Japan Corp.	492	155,699
Yakult Honsha Company, Ltd.	3,600	110,816
Yamada Denki Company, Ltd.	2,580	186,510
Yamaguchi Financial Group, Inc.	6,000	57,557
Yamaha Corp.	3,400	32,920
Yamaha Motor Company, Ltd. (I)	9,100	127,182
Yamato Kogyo Company, Ltd.	1,200	33,178
Yamato Transport Company, Ltd.	12,500	201,182
Yamazaki Baking Company, Ltd.	3,000	39,872
Yaskawa Electric Corp.	6,000	52,376
Yokogawa Electric Corp. (I)	7,600	72,185

		71,051,746
Jersey, C.I. - 0.07%
Randgold Resources, Ltd.	3,208	341,076
Luxembourg - 0.28%
APERAM	1,164	18,879
ArcelorMittal	29,718	563,342
Millicom International Cellular SA	2,722	294,589
SES SA	10,247	252,719
Tenaris SA	16,801	312,894

		1,442,423
Macau - 0.07%
Sands China, Ltd. (I)	76,452	231,865
Wynn Macau, Ltd.	52,350	153,616

		385,481
Malaysia - 0.72%
AirAsia BHD	52,800	63,494
Alliance Financial Group BHD	32,900	37,691
AMMB Holdings BHD	54,500	104,489
Asiatic Development BHD	12,400	32,394
Axiata Group BHD	80,125	130,363
Berjaya Corp. BHD (Kuala Lumpur Exchange)	48,700	15,697
Berjaya Sports Toto BHD	14,035	18,515
British American Tobacco Malaysia BHD	3,800	56,034
Bursa Malaysia BHD	7,600	16,088
CIMB Group Holdings BHD	153,100	352,669
DiGi.Com BHD	104,000	115,875

80

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Gamuda BHD	49,500	$48,921
Genting BHD	61,500	216,049
Hong Leong Bank BHD	22,520	74,954
Hong Leong Credit BHD	4,400	16,057
IJM Corp. BHD	35,460	67,440
IOI Corp. BHD	94,453	151,768
Kuala Lumpur Kepong BHD	13,400	93,563
Lafarge Malayan Cement BHD	19,580	43,348
Malayan Banking BHD	107,612	285,063
Malaysia Airports Holdings	19,700	38,788
Malaysia Marine And Heavy Engineering
Holdings BHD	21,500	38,943
Maxis BHD	70,800	123,632
MISC BHD	40,380	75,786
MMC Corp. BHD	44,200	35,974
Parkson Holdings BHD	19,075	34,196
Petronas Chemicals Group BHD	80,200	154,674
Petronas Dagangan BHD	10,100	52,993
Petronas Gas BHD	24,500	103,341
PLUS Expressways BHD	56,200	78,817
PPB Group BHD	14,400	73,898
Public Bank BHD - Foreign Market	34,500	136,781
Resorts World BHD	81,800	103,505
RHB Capital BHD	20,923	48,799
Sime Darby BHD	83,638	240,164
SP Setia BHD	45,425	55,511
Telekom Malaysia BHD	30,000	41,328
Tenaga Nasional BHD	91,875	165,842
UEM Land Holdings BHD (I)	53,200	38,931
UMW Holdings BHD	23,600	50,414
YTL Corp. BHD	116,230	54,419
YTL Power International BHD	81,703	48,274

		3,735,482
Mauritius - 0.01%
Essar Energy PLC (I)	12,865	47,281
Mexico - 1.13%
Alfa SAB de CV	11,300	132,568
America Movil SAB de CV, Series L	1,447,466	1,721,790
Arca Continental SAB de CV	15,210	68,979
Cemex SAB de CV (I)	383,785	178,724
Coca-Cola Femsa SAB de CV, Series L	11,000	100,386
Compartamos SAB de CV	46,700	62,606
Fomento Economico Mexicano SA de CV	70,200	479,300
Fresnillo PLC	6,616	178,857
Grupo Aeroportuario del Pacifico SA
de CV, Series B	21,500	74,832
Grupo Bimbo SA de CV	65,800	136,081
Grupo Carso SAB de CV	26,883	63,916
Grupo Elektra SA de CV	2,665	259,938
Grupo Financiero Banorte SAB de CV	61,740	208,958
Grupo Financiero Inbursa SA	77,966	145,746
Grupo Mexico SAB de CV, Series B	139,432	373,537
Grupo Modelo SAB de CV	23,900	146,845
Grupo Televisa SA	87,600	364,900
Industrias Penoles SAB de CV	5,080	230,981
Kimberly-Clark de Mexico SAB de CV	21,400	112,840
Mexichem SAB de CV	28,325	99,085
Minera Frisco SAB de CV, Class A1 (I)	24,683	91,413
Urbi Desarrollos Urbanos SAB de CV (I)	32,500	37,658
Wal-Mart de Mexico SAB de CV	223,776	602,283

		5,872,223
Netherlands - 3.26%
Aegon NV (I)	62,650	274,332

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Akzo Nobel NV	8,322	$422,587
ASML Holding NV	15,399	600,864
Corio NV	2,269	101,236
Delta Lloyd NV	4,175	73,449
European Aeronautic Defence &
Space Company NV	14,146	424,244
Fugro NV	2,642	148,280
Heineken Holding NV	4,426	177,905
Heineken NV	9,372	440,154
ING Groep NV (I)	135,268	1,054,870
Koninklijke (Royal) KPN NV	54,379	666,145
Koninklijke Ahold NV	41,679	530,641
Koninklijke Boskalis Westinster NV	2,832	95,389
Koninklijke DSM NV	5,602	273,478
Koninklijke Philips Electronics NV	35,920	730,970
Koninklijke Vopak NV	2,762	151,844
QIAGEN NV (I)	7,644	113,043
Randstad Holdings NV	4,659	145,549
Reed Elsevier NV	24,851	293,261
Royal Dutch Shell PLC (London
Stock Exchange)	125,281	4,390,932
Royal Dutch Shell PLC, B Shares	94,046	3,387,895
SBM Offshore NV	6,258	134,333
TNT Express NV	14,479	104,755
Unilever NV (L)	57,065	1,943,422
Wolters Kluwer NV	11,012	191,776

		16,871,354
New Zealand - 0.09%
Auckland International Airport, Ltd.	36,992	68,723
Chorus, Ltd.	13,442	34,532
Contact Energy, Ltd. (I)	14,878	62,616
Fletcher Building, Ltd. (New
Zealand Exchange)	24,083	113,943
Sky City Entertainment Group, Ltd.	22,821	61,104
Telecom Corp. of New Zealand, Ltd.	67,209	107,418

		448,336
Norway - 0.51%
Aker Solutions ASA	6,223	72,829
DNB ASA	34,360	352,116
Gjensidige Forsikring ASA	8,121	94,002
Kvaerner ASA (I)	5,498	9,669
Norsk Hydro ASA	34,084	164,832
Orkla ASA	27,430	209,621
Statoil ASA	38,208	989,048
Telenor ASA	26,095	445,969
Yara International ASA	6,742	275,360

		2,613,446
Peru - 0.15%
Cia Minera Milpo SA	4,427	7,787
Compania de Minas Buenaventura SA	1,807	69,122
Compania de Minas Buenaventura SA, ADR	7,219	282,624
Credicorp SA	840	90,720
Credicorp, Ltd., ADR	2,752	298,922
Southern Peru Copper Corp.	1,346	41,578

		790,753
Philippines - 0.14%
Aboitiz Equity Ventures, Inc.	74,300	67,177
Aboitiz Power Corp.	75,100	50,635
Alliance Global Group, Inc.	172,800	41,269
Ayala Corp.	10,036	68,173
Ayala Land, Inc.	118,600	43,380
Bank of the Philippine Islands	51,988	63,320

81

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
BDO Unibank, Inc.	36,049	$46,370
Energy Development Corp. (I)	166,001	23,171
Globe Telecommunications, Inc.	690	15,318
Jollibee Foods Corp.	9,000	18,324
Manila Electric Company	9,142	50,771
Metropolitan Bank & Trust Company	14,139	21,873
Philippine Long Distance Telephone Company	1,100	61,379
SM Investments Corp.	6,504	78,470
SM Prime Holdings, Ltd.	229,941	67,440

		717,070
Poland - 0.33%
Asseco Poland SA	2,196	32,563
Bank Handlowy w Warszawie SA	917	19,682
Bank Millennium SA	22,560	24,646
Bank Pekao SA	4,418	193,744
Boryszew SA (I)	19,800	4,712
BRE Bank SA (I)	481	39,117
Cyfrowy Polsat SA (I)	9,446	36,429
Enea SA	5,180	29,289
Getin Holding SA (I)	13,044	26,267
Globe Trade Centre SA (I)	4,447	13,042
Grupa Lotos SA (I)	2,585	19,421
ING Bank Slaski SA	960	21,980
Jastrzebska Spolka Weglowa SA (I)	1,755	48,041
KGHM Polska Miedz SA	4,731	188,808
Polish Oil & Gas Company	57,728	71,094
Polska Grupa Energetyczna SA	23,271	148,958
Polski Koncern Naftowy Orlen SA (I)	12,316	148,297
Powszechna Kasa Oszczednosci
Bank Polski SA	21,341	214,445
Powszechny Zaklad Ubezpieczen SA	2,085	199,324
Sygnity SA (I)	160	877
Synthos SA	26,030	33,350
Tauron Polska Energia SA	33,395	54,200
Telekomunikacja Polska SA	26,202	144,664
TVN SA	6,487	19,071

		1,732,021
Portugal - 0.14%
Banco Espirito Santo SA (L)	22,214	34,182
Cimpor-Cimentos de Portugal SA	8,042	56,266
Electricidade de Portugal SA	64,305	206,144
Galp Energia SGPS SA	8,014	134,290
Jeronimo Martins SGPS SA	7,761	141,678
Portugal Telecom SGPS SA	22,871	141,855

		714,415
Russia - 1.56%
Federal Grid Company Unified Energy System
JSC, GDR (S)	22,040	106,894
Gazprom Neft JSC	1,417	32,407
Gazprom OAO, ADR	167,602	1,927,423
Gazprom OAO, ADR (London Exchange)	15,384	178,236
Lukoil OAO, ADR	18,631	1,047,249
Mechel, ADR	6,198	67,496
MMC Norilsk Nickel OJSC, ADR (L)	21,483	377,456
Mobile TeleSystems, ADR	18,559	320,700
NovaTek OAO, ADR	2,460	378,201
NovaTek OAO, GDR	723	110,185
Novolipetsk Steel OJSC, ADR	3,649	88,087
Pharmstandard - Reg S GDR (I)	1,827	29,597
Rosneft Oil Company, GDR	80,084	587,423
Sberbank of Russia, ADR (I)	79,000	936,150
Severstal OAO - GDR Reg S	7,258	98,899
Severstal, ADR	4,900	66,199

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Sistema JSFC - Reg S GDR	2,210	$44,500
Sistema JSFC, GDR	2,022	40,400
Surgutneftegaz, ADR (London Exchange)	32,107	299,879
Surgutneftegaz, ADR, Class B	41,781	227,706
Tatneft, ADR	9,638	310,729
TMK OAO, GDR	3,335	39,153
Uralkali, ADR	4,329	176,738
Uralkali, GDR	8,012	323,605
VTB Bank OJSC, GDR	52,567	231,414

		8,046,726
Singapore - 1.12%
Ascendas Real Estate Investment Trust	62,000	99,624
Capitaland, Ltd.	92,500	187,621
CapitaMall Trust	77,200	107,079
CapitaMalls Asia, Ltd.	51,000	51,995
City Developments, Ltd.	19,000	146,899
ComfortDelGro Corp., Ltd.	73,000	81,092
Cosco Corp. Singapore, Ltd.	48,000	34,589
DBS Group Holdings, Ltd.	60,272	600,083
Fraser and Neave, Ltd.	34,000	173,146
Genting Singapore PLC (I)	214,400	260,867
Global Logistic Properties, Ltd. (I)	66,000	96,184
Golden Agri-Resources, Ltd.	253,240	143,410
Hutchison Port Holdings Trust	190,100	114,751
Jardine Cycle and Carriage, Ltd.	4,254	155,510
Keppel Corp., Ltd.	49,931	371,639
Keppel Land, Ltd.	27,970	54,204
Neptune Orient Lines, Ltd.	44,750	37,607
Olam International, Ltd.	53,789	100,835
Oversea-Chinese Banking Corp., Ltd.	85,964	549,441
SembCorp Industries, Ltd.	35,000	117,727
SembCorp Marine, Ltd.	33,600	101,435
Singapore Airlines, Ltd.	20,140	165,378
Singapore Exchange, Ltd.	31,000	152,593
Singapore Press Holdings, Ltd.	58,000	179,213
Singapore Technologies Engineering, Ltd.	57,000	120,157
Singapore Telecommunications, Ltd.	274,950	667,670
StarHub, Ltd.	24,000	53,627
United Overseas Bank, Ltd.	43,214	525,666
UOL Group, Ltd.	18,000	60,686
Wilmar International, Ltd.	70,000	283,823

		5,794,551
South Africa - 1.72%
ABSA Group, Ltd.	9,323	165,099
African Bank Investments, Ltd.	25,787	111,159
African Rainbow Minerals, Ltd.	3,831	85,438
Anglo Platinum, Ltd.	2,202	149,854
AngloGold Ashanti, Ltd.	12,900	616,718
Aspen Pharmacare Holdings, Ltd. (I)	9,494	114,271
Aveng, Ltd.	8,562	37,476
Barloworld, Ltd.	7,558	67,628
Bidvest Group, Ltd.	11,322	220,763
Discovery Holdings, Ltd., ADR	18,404	96,971
FirstRand, Ltd.	101,690	252,294
Gold Fields, Ltd.	24,673	416,699
Growthpoint Properties, Ltd.	51,635	117,090
Harmony Gold Mining Company, Ltd.	12,878	182,108
Impala Platinum Holdings, Ltd.	17,728	375,762
Imperial Holdings, Ltd.	6,154	90,080
Investec, Ltd.	9,330	54,791
Kumba Iron Ore, Ltd.	2,445	154,215
Kumba Resources, Ltd.	5,824	129,774
Liberty Holdings, Ltd.	4,792	47,146

82

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Life Healthcare Group Holdings, Ltd.	27,536	$72,908
Massmart Holdings, Ltd.	4,280	87,286
Mittal Steel South Africa, Ltd.	3,731	28,393
MMI Holdings, Ltd.	33,223	68,565
MTN Group, Ltd.	58,007	1,043,659
Naspers, Ltd., ADR	12,755	576,134
Nedbank Group, Ltd.	5,760	102,130
Netcare, Ltd.	38,846	62,521
Northam Platinum, Ltd.	8,417	34,707
Pick’n Pay Stores, Ltd.	4,684	25,183
Pretoria Portland Cement Company, Ltd.	12,055	40,401
Redefine Income Fund, Ltd.	121,932	115,378
Remgro, Ltd.	15,689	236,573
Reunert, Ltd.	7,830	61,111
RMB Holdings, Ltd.	26,354	85,429
RMI Holdings	18,226	30,102
Sanlam, Ltd.	57,104	211,721
Sappi, Ltd. (I)	18,690	56,606
Sasol, Ltd.	18,317	880,633
Shoprite Holdings, Ltd.	13,136	221,609
Standard Bank Group, Ltd.	39,521	481,885
Steinhoff International Holdings, Ltd. (I)	37,448	109,488
Telkom SA, Ltd.	4,799	17,200
The Foschini Group, Ltd.	7,242	95,000
The Spar Group, Ltd.	5,380	74,773
Tiger Brands, Ltd.	5,372	162,542
Trans Hex Group, Ltd. (I)	611	274
Truworths International, Ltd.	14,737	144,423
Vodacom Group, Ltd.	12,314	139,134
Woolworths Holdings, Ltd.	25,948	129,437

		8,880,541
South Korea - 3.42%
Amorepacific Corp.	117	114,269
BS Financial Group, Inc. (I)	6,845	71,273
Celltrion, Inc. (I)	2,458	81,592
Cheil Industries, Inc.	1,710	155,288
CJ CheilJedang Corp.	284	72,454
Daelim Industrial Company, Ltd.	1,046	92,442
Daewoo Engineering &
Construction Company, Ltd. (I)	4,789	41,784
Daewoo International Corp.	1,575	39,452
Daewoo Securities Company, Ltd.	9,713	84,341
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,800	102,950
DGB Financial Group, Inc. (I)	5,480	65,475
Dongbu Insurance Company, Ltd.	1,700	79,101
Dongkuk Steel Mill Company, Ltd.	1,380	28,124
Doosan Corp.	453	57,843
Doosan Heavy Industries and
Construction Company, Ltd.	1,671	99,464
Doosan Infracore Company, Ltd. (I)	3,770	65,385
E-Mart Company, Ltd. (I)	788	202,081
GS Engineering & Construction Corp.	1,252	105,308
GS Holdings Corp.	1,905	102,761
Hana Financial Group, Inc.	7,710	282,170
Hankook Tire Company, Ltd.	2,760	114,039
Hanwha Chemical Corp.	3,044	72,469
Hanwha Corp.	2,000	64,971
Honam Petrochemical Corp.	501	146,165
Hynix Semiconductor, Inc.	17,720	376,109
Hyosung Corp.	923	52,239
Hyundai Department Store Company, Ltd.	611	89,625
Hyundai Development Company	2,450	38,942

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering &
Construction Company, Ltd.	2,393	$141,798
Hyundai Glovis Company, Ltd.	472	94,368
Hyundai Heavy Industries Company, Ltd.	1,472	371,166
Hyundai Hysco Company, Ltd.	1,300	48,922
Hyundai Merchant Marine Company, Ltd.	2,050	45,440
Hyundai Mipo Dockyard Company, Ltd.	506	53,136
Hyundai Mobis	2,428	672,029
Hyundai Motor Company, Ltd.	5,439	1,054,329
Hyundai Securities Company, Ltd.	4,428	35,643
Hyundai Steel Company	2,057	181,934
Hyundai Wia Corphyundai Wia Corp. (I)	460	66,510
Industrial Bank of Korea	6,570	87,711
Kangwon Land, Inc.	3,480	86,076
KB Financial Group, Inc.	8,589	298,884
KB Financial Group, Inc., ADR	2,563	89,449
KCC Corp.	189	40,101
Kia Motors Corp.	8,411	533,623
Korea Electric Power Corp. (I)	9,723	219,847
Korea Exchange Bank	9,970	73,504
Korea Gas Corp.	1,290	44,073
Korea Investment Holdings Company, Ltd.	1,660	55,822
Korea Kumho Petrochemical Company, Ltd.	409	67,169
Korea Life Insurance Company, Ltd.	6,400	41,669
Korea Zinc Company, Ltd.	316	98,799
Korean Air Lines Company, Ltd.	1,597	66,883
KP Chemical Corp.	2,510	38,629
KT Corp.	2,422	77,628
KT&G Corp.	3,964	267,317
LG Chem, Ltd.	1,613	478,943
LG Corp.	3,499	197,868
LG Display Company, Ltd.	6,016	143,283
LG Display Company, Ltd., ADR	439	5,158
LG Electronics, Inc.	3,427	228,188
LG Household & Health Care, Ltd.	355	167,048
LG Innotek Company, Ltd.	582	36,172
LG Uplus Corp.	8,257	49,015
Lotte Confectionery Company, Ltd.	32	47,067
Lotte Shopping Company, Ltd.	372	117,149
LS Cable, Ltd.	850	59,522
LS Industrial Systems Company, Ltd.	778	43,961
Mando Corp.	475	86,447
Mirae Asset Securities Company, Ltd.	1,254	38,139
NCSoft Corp.	568	154,654
NHN Corp. (I)	1,473	326,228
OCI Company, Ltd.	616	129,382
POSCO	1,693	571,172
POSCO, ADR	575	49,249
S-Oil Corp.	1,734	172,863
S1 Corp.	826	41,973
Samsung C&T Corp.	4,365	262,941
Samsung Card Company, Ltd.	1,657	61,095
Samsung Electro-Mechanics Company, Ltd.	2,167	155,298
Samsung Electronics Company, Ltd.	3,855	3,499,832
Samsung Engineering Company, Ltd.	1,128	234,247
Samsung Fire & Marine
Insurance Company, Ltd.	1,294	255,109
Samsung Heavy Industries Company, Ltd.	6,021	168,950
Samsung Life Insurance Company, Ltd. (S)	1,899	141,554
Samsung SDI Company, Ltd.	1,302	161,342
Samsung Securities Company, Ltd.	2,144	98,161
Samsung Techwin Company, Ltd.	1,434	72,152
Shinhan Financial Group Company, Ltd.	15,003	568,030
Shinsegae Company, Ltd.	280	60,636
SK C&C Company, Ltd.	596	73,066

83

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Energy Company, Ltd.	2,156	$327,089
SK Holdings Company, Ltd.	1,016	130,905
SK Networks Company, Ltd.	4,800	45,431
SK Telecom Company, Ltd.	721	96,992
STX Pan Ocean Company, Ltd.	4,057	21,392
Woongjin Conway Company, Ltd.	2,180	74,287
Woori Finance Holdings Company, Ltd.	14,600	132,537
Woori Investment & Securities Company, Ltd.	4,120	37,834
Yuhan Corp.	315	34,355

		17,707,291
Spain - 2.15%
Abertis Infraestructuras SA	13,795	220,458
Acciona SA	903	84,157
Acerinox SA	4,186	56,863
ACS Actividades de Construccion
y Servicios SA (L)	4,718	153,273
Amadeus IT Holding SA, A Shares	9,645	163,101
Banco Bilbao Vizcaya Argentaria SA	152,246	1,292,240
Banco de Sabadell SA (L)	38,001	127,391
Banco de Valencia SA (I)(L)	181	110
Banco Popular Espanol SA (L)	32,758	139,882
Banco Santander SA (I)	295,244	2,215,131
Bankia Saubankia Sau (I)	29,292	146,648
Bankinter SA (L)	9,261	52,208
CaixaBank	27,755	142,060
Distribuidora Internacional
De Alimentacion SA (I)	22,196	100,131
EDP Renovaveis SA (I)	8,841	51,135
Enagas SA	5,969	112,043
Ferrovial SA	12,192	151,236
Fomento de Construcciones
y Contratas SA (L)	1,979	51,280
Gas Natural SDG SA	12,185	212,393
Grifols SA (I)	4,822	77,929
Iberdrola SA	139,701	935,015
Inditex SA	7,768	659,684
Indra Sistemas SA	3,850	54,310
Mapfre SA	29,048	97,443
Red Electrica De Espana	4,144	182,249
Repsol YPF SA	28,126	852,073
Telefonica SA	143,504	2,707,351
Zardoya Otis SA	5,381	75,792

		11,113,586
Sweden - 1.88%
Alfa Laval AB	10,554	203,576
Assa Abloy AB, Series B	9,995	246,361
Atlas Copco AB, Series A	23,392	502,744
Atlas Copco AB, Series B	12,947	246,505
Boliden AB	9,385	136,016
CDON Group AB (I)	1,210	6,266
Electrolux AB	8,517	148,010
Getinge AB, Series B	6,586	169,733
Hennes & Mauritz AB, B Shares	34,107	1,082,851
Hexagon AB	7,300	111,542
Holmen AB, Series B	2,242	62,066
Husqvarna AB, B Shares	15,837	78,308
Industrivarden AB, C Shares (I)	5,377	65,559
Investor AB, B Shares	14,333	267,368
Kinnevik Investment AB	6,963	141,379
Lundin Petroleum AB (I)	7,708	198,741
Modern Times Group AB, B Shares	1,951	94,757
Nordea Bank AB	88,305	704,611
Ratos AB	6,676	77,794

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Sandvik AB	35,206	$451,812
Scania AB, Series B	10,648	163,089
Securitas AB, Series B	11,184	98,365
Skandinaviska Enskilda Banken AB, Series A	49,170	286,997
Skanska AB, Series B	14,248	221,847
SKF AB, B Shares	12,299	263,092
SSAB AB, Series A	4,300	39,076
Svenska Cellulosa AB	20,580	306,169
Svenska Handelsbanken AB, Series A	15,842	418,267
Swedbank AB, Class A	28,459	380,991
Swedish Match AB	7,669	251,028
Tele2 AB, Series B	10,002	199,037
Telefonaktiebolaget LM Ericsson, B Shares	100,580	1,070,401
Teliasonera AB	73,452	500,456
Volvo AB, Series B	47,814	550,428

		9,745,242
Switzerland - 5.95%
ABB, Ltd. (I)	78,114	1,480,327
Actelion, Ltd. (I)	4,445	155,477
Adecco SA (I)	5,174	224,777
Aryzta AG	3,378	162,782
Baloise Holding AG	1,961	139,069
Barry Callebaut AG (I)	63	57,537
Cie Financiere Richemont SA	18,739	1,013,236
Credit Suisse Group AG (I)	40,982	993,564
GAM Holding, Ltd. (I)	9,411	109,556
Geberit AG (I)	1,424	272,730
Givaudan AG (I)	314	292,753
Glencore International PLC (L)	30,101	189,567
Holcim, Ltd. (I)	8,883	497,573
Julius Baer Group, Ltd. (I)	7,801	279,045
Kuehne & Nagel International AG	2,059	251,190
Lindt & Spruengli AG	39	119,180
Lindt & Spruengli AG - REG	5	176,343
Lonza Group AG (I)	2,161	132,355
Nestle SA	121,860	6,832,935
Nobel Biocare Holding AG (I)	4,707	59,773
Novartis AG	82,225	4,437,094
Pargesa Holding SA, ADR	1,287	92,794
Partners Group Holding AG	462	85,368
Roche Holdings AG	24,773	3,940,308
Schindler Holding AG	1,888	226,604
Schindler Holding AG - REG	952	116,187
SGS SA	204	344,415
Sika AG	82	153,650
Sonova Holding AG (I)	1,932	201,833
STMicroelectronics NV	22,825	144,544
Straumann Holding AG	429	75,351
Sulzer AG	1,046	116,669
Swiss Life Holding (I)	1,259	131,902
Swiss Re, Ltd. (I)	12,794	674,000
Swisscom AG	867	327,342
Syngenta AG (I)	3,396	1,001,649
The Swatch Group AG	1,803	126,660
The Swatch Group AG, BR Shares	1,124	438,096
Transocean, Ltd.	11,687	509,062
UBS AG (Swiss Exchange) (I)	129,542	1,592,378
Wolseley PLC	9,817	294,405
Xstrata PLC	72,329	1,164,977
Zurich Financial Services AG (I)	5,212	1,146,187

		30,781,244
Taiwan - 1.88%
Acer, Inc.	57,177	65,455

84

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Advanced Semiconductor Engineering, Inc.	115,640	$104,973
Advantech Company, Ltd.	1,670	4,668
Asia Cement Corp.	30,058	33,253
Asustek Computer, Inc.	20,874	145,560
AU Optronics Corp.	222,701	106,261
Catcher Technology Company, Ltd.	8,657	42,274
Cathay Financial Holdings Company, Ltd.	182,719	191,246
Chang Hwa Commercial Bank, Ltd.	89,380	49,727
Cheng Shin Rubber Industry Company, Ltd.	54,402	120,308
Cheng UEI Precision Industry Company, Ltd.	2,716	5,001
Chimei Innolux Corp. (I)	93,681	40,501
China Airlines, Ltd.	19,577	8,642
China Development Financial Holdings Corp.	182,931	53,429
China Life Insurance Company, Ltd.	60,225	53,473
China Petrochemical Development Corp.	63,000	56,145
China Steel Corp.	386,801	378,311
Chinatrust Financial Holding Company, Ltd.	260,845	148,027
Chunghwa Picture Tubes, Ltd. (I)	31,201	1,516
Chunghwa Telecom Company, Ltd.	132,550	438,463
CMC Magnetics Corp. (I)	17,000	2,724
Compal Electronics, Inc.	127,510	116,945
Delta Electronics, Inc.	52,893	116,541
E Ink Holdings, Inc.	31,000	57,228
E.Sun Financial Holding Company, Ltd.	79,394	34,287
Epistar Corp.	8,946	18,843
Eternal Chemical Company, Ltd.	3,696	2,779
EVA Airways Corp.	18,899	11,630
Evergreen Marine Corp.	12,099	5,990
Everlight Electronics Company, Ltd.	2,177	3,757
Far Eastern Department Stores Company, Ltd.	7,050	9,073
Far Eastern New Century Corp.	58,985	66,147
Far EasTone
Telecommunications Company, Ltd.	30,463	58,128
First Financial Holding Company, Ltd.	124,755	73,060
Formosa Chemicals & Fibre Corp.	82,710	216,830
Formosa Petrochemical Corp.	26,780	84,103
Formosa Plastics Corp.	131,600	353,751
Formosa Taffeta Company, Ltd.	9,000	8,179
Foxconn Technology Company, Ltd.	15,309	45,932
Fubon Financial Holding Company, Ltd.	128,978	134,644
HannStar Display Corp. (I)	36,921	1,934
Hon Hai Precision Industry Company, Ltd.	296,121	803,826
HTC Corp.	23,900	393,046
Hua Nan Financial Holdings Company, Ltd.	140,889	81,723
Inotera Memories, Inc. (I)	5,395	773
Inventec Company, Ltd.	30,748	10,550
KGI Securities Company, Ltd.	23,455	9,340
Kinsus Interconnect Technology Corp.	527	1,626
Largan Precision Company, Ltd.	2,121	34,940
Lite-On Technology Corp.	44,759	49,120
Macronix International Company, Ltd.	69,453	28,724
MediaTek, Inc.	37,132	352,958
Mega Financial Holding Company, Ltd.	270,420	183,676
Mosel Vitelic, Inc. (I)	372	41
Motech Industries, Inc.	4,052	6,966
Mstar Semiconductor, Inc.	15,000	80,731
Nan Ya Plastics Corp.	168,180	312,179
Nan Ya Printed Circuit Board Corp.	2,211	5,116
Nanya Technology Corp. (I)	15,856	1,262
Novatek Microelectronics Corp., Ltd.	10,326	26,026
Pegatron Corp.	32,596	34,611
Pou Chen Corp.	41,568	31,485
Powerchip Semiconductor Corp. (I)	57,639	2,045
Powertech Technology, Inc.	12,767	29,119
President Chain Store Corp.	19,952	100,502

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Quanta Computer, Inc.	76,625	$154,050
Realtek Semiconductor Corp.	5,297	7,944
Richtek Technology Corp.	1,212	4,965
Shin Kong Financial
Holding Company, Ltd. (I)	98,688	27,222
Siliconware Precision Industries Company	62,665	57,494
SinoPac Holdings Company, Ltd.	111,601	32,013
Synnex Technology International Corp.	23,608	56,623
Taishin Financial Holdings Company, Ltd.	78,618	29,416
Taiwan Cement Corp.	68,251	76,693
Taiwan Cooperative Bank	72,408	44,042
Taiwan Fertilizer Company, Ltd.	16,000	38,199
Taiwan Glass Industrial Corp.	11,420	11,490
Taiwan Mobile Company, Ltd.	62,621	201,060
Taiwan Semiconductor
Manufacturing Company, Ltd.	845,788	2,129,918
Tatung Company, Ltd. (I)	19,380	5,457
Teco Electric & Machinery Company, Ltd.	15,000	9,038
TPK Holding Company, Ltd. (I)	3,000	40,999
Transcend Information, Inc.	2,202	5,054
Tripod Technology Corp.	9,481	21,705
Tung Ho Steel Enterprise Corp.	6,424	5,696
U-Ming Marine Transport Corp.	7,000	10,249
Uni-President Enterprises Corp.	141,942	199,222
Unimicron Technology Corp.	17,513	19,272
United Microelectronics Corp.	366,729	162,492
Wafer Works Corp.	34	19
Walsin Lihwa Corp.	39,000	12,048
Wan Hai Lines, Ltd.	11,970	5,151
Wintek Corp.	39,597	29,164
Wistron Corp.	42,075	53,062
WPG Holdings Company, Ltd.	39,240	41,350
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp.	8,369	3,301
Yuanta Financial Holdings Company, Ltd. (I)	299,608	150,256
Yulon Motor Company, Ltd.	8,449	16,626

		9,711,413
Thailand - 0.44%
Advanced Info Service PCL	33,909	154,877
Bangkok Bank PCL	18,800	89,495
Bangkok Bank PCL (Foreign Shares)	31,200	162,104
Bank of Ayudhya PCL	141,800	94,312
Banpu PCL	4,600	83,053
BEC World PCL	44,400	56,927
Charoen Pokphand Foods PCL	118,200	126,960
CP ALL PCL	85,400	139,616
Glow Energy PCL	32,900	55,688
IRPC PCL	254,154	32,580
Kasikornbank PCL	20,900	80,412
Kasikornbank PCL (Foreign Shares)	31,800	123,562
Krung Thai Bank PCL	129,200	62,279
PTT Exploration & Production PCL	42,406	215,989
PTT Global Chemical PCL (I)	63,990	134,467
PTT PCL (Foreign Shares)	30,482	307,570
Siam Cement PCL (Foreign Shares)	8,900	103,973
Siam Commercial Bank PCL	51,128	182,364
Thai Oil PCL	32,800	66,185

		2,272,413
Turkey - 0.30%
Akbank AS	41,358	146,477
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,777	82,378
Arcelik AS	8,699	29,460
Asya Katilim Bankasi AS (I)	29,604	28,719

85

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	2,851	$80,921
Coca-Cola Icecek AS	2,683	31,437
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	31,177	36,933
Enka Insaat ve Sanayi AS	14,113	35,019
Eregli Demir ve Celik Fabrikalari TAS	19,370	36,276
HACI Omer Sabanci Holding AS	20,375	64,325
KOC Holdings AS	20,858	72,231
Tav Havalimanlari Holding AS (I)	7,816	36,310
Tupras Turkiye Petrol Rafinerileri AS	4,261	97,276
Turk Hava Yollari (I)	17,839	23,464
Turk Sise ve Cam Fabrikalari AS	17,506	29,678
Turk Telekomunikasyon AS	19,775	81,465
Turkcell Iletisim Hizmetleri AS (I)	27,236	136,728
Turkiye Garanti Bankasi AS	67,072	230,165
Turkiye Halk Bankasi AS	11,928	71,954
Turkiye Is Bankasi	46,664	96,704
Turkiye Vakiflar Bankasi Tao	31,479	46,769
Yapi ve Kredi Bankasi AS (I)	34,178	57,527

		1,552,216
Ukraine - 0.01%
Kernel Holding SA (I)	2,053	43,349
United Kingdom - 12.81%
3i Group PLC	36,313	108,842
Admiral Group PLC	7,431	107,813
Aggreko PLC	9,673	288,282
AMEC PLC	11,581	158,593
Anglo American PLC	46,349	1,771,233
Antofagasta PLC	13,653	255,704
ARM Holdings PLC	46,499	436,507
Associated British Foods PLC (I)	13,089	228,600
AstraZeneca PLC	47,769	2,212,418
Aviva PLC (I)	101,468	499,804
Babcock International Group PLC	12,477	142,511
BAE Systems PLC (I)	120,856	521,635
Balfour Beatty PLC	23,807	94,337
Barclays PLC	403,766	1,161,794
BG Group PLC (I)	117,304	2,517,372
BHP Billiton PLC	74,051	2,281,617
BP PLC	657,463	4,780,564
British American Tobacco PLC	69,372	3,219,709
British Land Company PLC	30,033	234,048
British Sky Broadcasting Group PLC	39,248	473,480
BT Group PLC	270,226	809,267
Bunzl PLC	12,445	162,760
Burberry Group PLC	15,290	306,504
Cairn Energy PLC (I)	48,483	208,436
Capital Shopping Centres Group PLC	19,885	100,438
Carnival PLC	6,546	227,471
Centrica PLC	179,572	854,432
Cobham PLC	44,302	123,296
Compass Group PLC (I)	66,499	615,817
Diageo PLC	87,725	1,875,368
Eurasian Natural Resources Corp.	9,290	97,599
G4S PLC	48,999	197,191
GKN PLC	57,896	177,887
GlaxoSmithKline PLC	179,874	3,985,688
Hammerson PLC	25,826	159,271
HSBC Holdings PLC	620,680	4,840,325
ICAP PLC	21,064	118,037
Imperial Tobacco Group PLC (I)	35,456	1,275,752
Inmarsat PLC	15,844	109,116
Intercontinental Hotels Group PLC	10,138	175,917

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
International Consolidated
Airlines Group SA (I)	35,794	$84,192
International Power PLC	53,788	284,314
Intertek Group PLC	5,636	170,862
Invensys PLC	32,335	103,512
Investec PLC	19,158	108,944
ITV PLC	141,478	144,261
J Sainsbury PLC	42,109	202,012
Johnson Matthey PLC	7,705	232,631
Kazakhmys PLC	8,369	122,425
Kingfisher PLC	83,132	334,996
Land Securities Group PLC	26,584	287,303
Legal & General Group PLC	210,518	352,733
Lloyds Banking Group PLC (I)	1,451,693	571,044
London Stock Exchange Group PLC	5,284	71,695
Lonmin PLC, ADR	5,585	94,335
Man Group PLC	69,222	155,342
Marks & Spencer Group PLC	57,356	298,693
National Grid PLC	121,405	1,192,838
Next PLC	6,149	259,786
Old Mutual PLC	195,703	350,321
Pearson PLC (I)	27,916	506,184
Petrofac, Ltd.	9,092	207,841
PIK Group, GDR (I)	5,907	15,399
Prudential PLC	88,584	872,017
Reckitt Benckiser Group PLC	21,430	1,083,253
Reed Elsevier PLC	42,875	356,156
Resolution, Ltd.	51,646	191,799
Rexam PLC	31,280	169,681
Rio Tinto PLC (I)	49,328	2,611,199
Rolls-Royce Holdings PLC (I)	65,311	749,762
Rolls-Royce Holdings PLC, C Shares (I)	4,358,523	6,838
Royal Bank of Scotland Group PLC (I)	625,923	209,186
RSA Insurance Group PLC (I)	125,255	213,731
SABMiller PLC (I)	33,195	1,172,543
Schroders PLC (I)	4,127	87,366
Scottish & Southern Energy PLC	32,947	682,557
Segro PLC	26,283	93,304
Serco Group PLC	17,807	137,830
Severn Trent PLC	8,197	199,223
Smith & Nephew PLC	32,333	295,874
Smiths Group PLC	14,314	213,817
Standard Chartered PLC (I)	83,343	1,819,715
Standard Life PLC	81,560	260,205
Subsea 7 SA (I)	9,814	194,088
Tate & Lyle PLC	16,188	170,926
Tesco PLC	282,063	1,798,952
The Capita Group PLC	22,107	219,573
The Sage Group PLC	45,710	208,445
The Weir Group PLC	7,236	235,487
TUI Travel PLC	20,474	55,562
Tullow Oil PLC	30,675	670,254
Unilever PLC	44,267	1,487,277
United Utilities Group PLC	24,937	246,763
Vedanta Resources PLC	4,332	72,772
Vodafone Group PLC	1,786,094	4,845,515
Whitbread PLC	6,293	162,670
WM Morrison Supermarket PLC	78,142	395,846

		66,257,284
United States - 0.19%
Brookfield Office Properties, Inc. (L)	9,850	145,536
Meggitt PLC (I)	26,921	161,700
Sims Group, Ltd.	6,345	86,356
Southern Copper Corp.	6,373	198,391

86

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Synthes, Inc. (S)	2,398	$396,550

		988,533

TOTAL COMMON STOCKS (Cost $468,827,023)		$482,927,366

PREFERRED SECURITIES - 2.36%
Brazil - 1.90%
AES Tiete SA	$3,800	$51,799
Banco Bradesco SA	67,563	1,107,027
Banco do Estado do Rio Grande do Sul SA	6,499	69,326
Bradespar SA	8,600	157,652
Brasil Telecom SA	9,780	58,409
Braskem SA, A Shares	6,200	47,965
Centrais Eletricas Brasileiras SA	8,200	106,743
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	3,637	133,043
Cia Paranaense de Energia	3,800	76,679
Companhia de Bebidas das Americas	36,379	1,215,081
Companhia de Transmissao de Energia
Eletrica Paulista	1,219	33,691
Companhia Energetica de Minas Gerais	13,064	224,097
Companhia Energetica de Sao Paulo	5,564	96,951
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	4,024	72,876
Gerdau SA	30,860	230,381
Gol Linhas Aereas Inteligentes SA	4,300	32,101
Investimentos Itau SA	80,494	469,606
Itau Unibanco Holding SA	80,481	1,419,716
Klabin SA	15,000	59,889
Lojas Americanas SA	11,026	92,069
Metalurgica Gerdau SA	11,000	104,131
Petroleo Brasileiro SA	147,586	1,799,580
Suzano Papel e Celulose SA	7,275	28,805
Tam SA	2,590	49,599
Tele Norte Leste Participacoes SA	9,400	87,380
Telefonica Brasil SA	10,746	289,991
Telemar Norte Leste SA	1,900	45,179
Usinas Siderurgicas de Minas Gerais SA	16,684	95,582
Vale Fertilizantes SA	3,600	49,252
Vale SA	70,382	1,519,070

		9,823,670
Germany - 0.34%
Bayerische Motoren Werke (BMW) AG	1,706	89,438
Henkel AG & Company KGaA	6,278	372,733
Porsche Automobil Holding SE	5,258	319,903
ProSiebenSat.1 Media AG	2,912	57,256
RWE AG	1,274	47,329
Volkswagen AG	5,121	879,427

		1,766,086
South Korea - 0.12%
Hyundai Motor Company, Ltd.	950	56,913
Hyundai Motor Company, Ltd. -2nd Preferred	1,470	91,355
LG Chem, Ltd.	290	31,178
Samsung Electronics Company, Ltd.	744	413,261

		592,707

TOTAL PREFERRED SECURITIES (Cost $10,963,348)		$12,182,463

RIGHTS - 0.00%
BlueScope Steel, Ltd. (Expiration
Date:12/14/2011; Strike Price:
0.40 AUD) (I)	36,222	$410
Hyundai Securities Company (Expiration Date:
12/27/11, Strike Price: KRW 8,500.00) (I)	1,617	425

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
LG Electronics, Inc. (Expiration Date:
12/21/11, Strike Price: KRW 51,600.00) (I)	323	$6,134

TOTAL RIGHTS (Cost $0)		$6,969

WARRANTS - 0.00%
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	638	1,264

TOTAL WARRANTS (Cost $3,040)		$1,264

SECURITIES LENDING COLLATERAL - 5.18%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	2,678,483	26,803,850

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,798,519)		$26,803,850

SHORT-TERM INVESTMENTS - 2.57%
Money Market Funds - 2.57%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.1200% (Y)	$13,313,204	$13,313,204

TOTAL SHORT-TERM INVESTMENTS (Cost $13,313,204)		$13,313,204

Total Investments (International Equity Index Fund)
(Cost $519,905,134) - 103.48%		$535,235,116
Other assets and liabilities, net - (3.48%)		(17,988,532)

TOTAL NET ASSETS - 100.00%		$517,246,584

International Growth Stock Fund
	Shares	Value

COMMON STOCKS - 90.49%
Australia - 5.76%
BHP Billiton, Ltd.	126,107	$4,708,974
Brambles, Ltd.	551,283	4,118,304
CSL, Ltd.	79,342	2,602,999
QBE Insurance Group, Ltd.	181,592	2,603,538
WorleyParsons, Ltd.	167,697	4,587,963

		18,621,778
Belgium - 1.86%
Anheuser-Busch InBev NV	100,314	6,000,975
Brazil - 2.45%
Banco Bradesco SA, ADR	326,415	5,385,848
Petroleo Brasileiro SA, ADR	101,290	2,539,340

		7,925,188
Canada - 5.81%
Agrium, Inc.	36,578	2,567,399
Canadian National Railway Company	35,818	2,769,710
Canadian Natural Resources, Ltd.	70,150	2,634,881
Cenovus Energy, Inc.	88,759	2,968,351
Fairfax Financial Holdings, Ltd.	6,967	2,848,413
Suncor Energy, Inc.	166,255	5,007,455

		18,796,209
China - 1.18%
Industrial & Commercial Bank of China, Ltd.	6,416,000	3,805,036
Denmark - 1.46%
Novo Nordisk A/S	41,380	4,706,291
France - 6.76%
BNP Paribas	60,602	2,431,882
Cap Gemini SA	89,582	3,392,552

87

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
France (continued)
Compagnie Generale des Etablissements
Michelin, Class B	28,986	$1,849,706
Danone SA	62,707	4,147,754
Eutelsat Communications	54,541	2,119,786
L’Oreal SA	19,365	2,095,274
Publicis Groupe SA	35,459	1,693,360
Schneider Electric SA	35,026	1,986,929
Total SA	41,628	2,150,402

		21,867,645
Germany - 5.19%
Adidas AG	69,844	4,924,450
Bayer AG	24,874	1,634,141
Bayerische Motoren Werke (BMW) AG	15,337	1,154,566
Fresenius Medical Care AG	55,544	3,795,789
SAP AG	88,350	5,271,219

		16,780,165
Hong Kong - 2.22%
China Mobile, Ltd.	338,000	3,336,528
Hutchison Whampoa, Ltd.	436,000	3,841,409

		7,177,937
India - 0.84%
Infosys Technologies, Ltd., ADR	52,862	2,728,736
Ireland - 1.68%
Shire PLC	83,302	2,795,995
WPP PLC	252,233	2,644,135

		5,440,130
Israel - 1.67%
Teva Pharmaceutical Industries, Ltd., ADR	136,649	5,412,667
Japan - 9.64%
Canon, Inc.	126,400	5,720,191
Denso Corp.	128,600	3,675,613
Fanuc, Ltd.	19,300	3,168,431
Keyence Corp.	12,500	3,197,389
Komatsu, Ltd.	80,800	2,057,231
Nidec Corp.	39,400	3,558,355
Toyota Motor Corp.	120,500	3,961,954
Yamada Denki Company, Ltd.	80,950	5,851,936

		31,191,100
Mexico - 3.36%
America Movil SAB de CV, Series L, ADR	174,003	4,144,751
Fomento Economico Mexicano SAB de CV	58,511	3,991,035
Grupo Televisa SA, ADR	131,775	2,735,649

		10,871,435
Netherlands - 4.24%
Koninklijke (Royal) KPN NV	38,608	472,950
Koninklijke Ahold NV	248,463	3,163,333
Royal Dutch Shell PLC, B Shares	127,850	4,605,644
Unilever NV	125,629	4,278,456
Vimpelcom, Ltd., ADR	100,464	1,197,531

		13,717,914
Russia - 0.99%
Gazprom OAO, ADR (London Exchange)	275,081	3,187,034
Singapore - 2.35%
Keppel Corp., Ltd.	576,900	4,293,896
United Overseas Bank, Ltd.	272,000	3,308,678

		7,602,574
South Korea - 2.69%
Hyundai Mobis	13,744	3,804,104
NHN Corp. (I)	22,040	4,881,243

		8,685,347

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Spain - 0.24%
Amadeus IT Holding SA, A Shares	45,802	$774,531
Sweden - 3.25%
Ericsson (LM), Series B	354,868	3,776,608
Kinnevik Investment AB	79,278	1,609,690
Swedbank AB, Class A	215,322	2,882,594
Volvo AB, Series B	195,756	2,253,515

		10,522,407
Switzerland - 8.21%
ABB, Ltd. (I)	171,848	3,256,667
Informa PLC	457,971	2,606,693
Julius Baer Group, Ltd. (I)	85,976	3,075,397
Nestle SA	87,655	4,914,992
Novartis AG	101,696	5,487,805
Roche Holdings AG	23,216	3,692,657
Syngenta AG (I)	11,928	3,518,159

		26,552,370
Taiwan - 1.33%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	1,703,000	4,288,605
Turkey - 0.69%
Akbank T.A.S.	628,036	2,224,307
United Kingdom - 16.62%
BG Group PLC (I)	242,403	5,202,026
British American Tobacco PLC	109,379	5,076,523
Centrica PLC	636,872	3,030,337
Compass Group PLC	765,191	7,086,085
GlaxoSmithKline PLC	101,446	2,247,863
Imperial Tobacco Group PLC	177,780	6,396,750
International Power PLC	430,434	2,275,196
Kingfisher PLC	761,452	3,068,409
Next PLC	95,863	4,050,074
Reed Elsevier PLC	564,254	4,687,177
Smith & Nephew PLC	305,799	2,798,317
Tesco PLC	675,858	4,310,513
Vodafone Group PLC	1,294,447	3,511,720

		53,740,990

TOTAL COMMON STOCKS (Cost $298,546,102)		$292,621,371

PREFERRED SECURITIES - 1.12%
Germany - 1.12%
Volkswagen AG	$21,042	$3,613,534

TOTAL PREFERRED SECURITIES (Cost $3,720,206)		$3,613,534

SHORT-TERM INVESTMENTS - 8.98%
Money Market Funds - 8.98%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	29,049,063	29,049,063

TOTAL SHORT-TERM INVESTMENTS (Cost $29,049,063)		$29,049,063

Total Investments (International Growth Stock Fund)
(Cost $331,315,371) - 100.59%		$325,283,968
Other assets and liabilities, net - (0.59%)		(1,903,240)

TOTAL NET ASSETS - 100.00%		$323,380,728

88

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.25%
Argentina - 2.74%
Arcos Dorados Holdings, Inc., Class A	115,272	$2,526,762
MercadoLibre, Inc.	51,380	4,505,512

		7,032,274
Belgium - 2.49%
Anheuser-Busch InBev NV	106,943	6,397,535
Brazil - 3.50%
BR Malls Participacoes SA	315,300	3,192,492
OGX Petroleo e Gas Participacoes SA (I)	748,738	5,780,066

		8,972,558
Canada - 5.75%
Canadian National Railway Company	81,477	6,319,356
Imax Corp. (I)	81,409	1,580,149
Pacific Rubiales Energy Corp.	116,987	2,501,580
Potash Corp. of Saskatchewan, Inc.	100,215	4,343,318

		14,744,403
China - 3.29%
Baidu, Inc., ADR (I)	44,869	5,877,390
CNOOC, Ltd.	1,325,600	2,553,117

		8,430,507
Denmark - 3.11%
Novo Nordisk A/S	45,702	5,197,847
Novozymes A/S, B shares	86,700	2,784,060

		7,981,907
France - 3.34%
Pernod-Ricard SA	26,059	2,454,450
Publicis Groupe SA	51,649	2,466,520
Schneider Electric SA	64,477	3,657,604

		8,578,574
Germany - 5.15%
Adidas AG	52,915	3,730,847
Bayerische Motoren Werke AG	62,243	4,685,641
Infineon Technologies AG	292,483	2,417,505
Siemens AG	23,614	2,383,325

		13,217,318
Hong Kong - 6.63%
Belle International Holdings, Ltd.	1,697,000	3,319,109
China Unicom Hong Kong, Ltd.	2,882,000	6,207,275
Hang Lung Properties, Ltd.	1,078,000	3,262,264
Li & Fung, Ltd.	2,064,000	4,221,025

		17,009,673
India - 0.95%
ICICI Bank, Ltd., ADR	83,957	2,443,988
Ireland - 5.79%
Accenture PLC, Class A	86,644	5,019,287
Experian PLC	340,131	4,524,714
Shire PLC	158,356	5,315,149

		14,859,150
Israel - 0.72%
Check Point Software Technologies, Ltd. (I)	33,395	1,848,079
Italy - 0.47%
Prada SpA (I)	244,400	1,205,855
Japan - 8.82%
Canon, Inc.	79,800	3,611,323
FANUC Corp.	32,000	5,253,357
Honda Motor Company, Ltd.	105,300	3,328,859
Hoya Corp.	110,100	2,349,765
Marubeni Corp.	384,000	2,369,257

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Rakuten, Inc.	554	$592,831
Sumitomo Realty &
Development Company, Ltd.	134,000	2,658,574
Yamada Denki Company, Ltd.	34,130	2,467,283

		22,631,249
Luxembourg - 2.79%
Millicom International Cellular SA	66,191	7,163,529
Mexico - 1.05%
Wal-Mart de Mexico SAB de CV	999,900	2,691,185
Netherlands - 5.20%
ASML Holding NV	176,942	6,904,215
Sensata Technologies Holding NV (I)	161,766	5,055,188
Yandex Nv, Class A (I)	62,481	1,373,332

		13,332,735
Singapore - 0.42%
Genting Singapore PLC (I)	885,000	1,076,805
South Korea - 0.97%
Samsung Electronics Company, Ltd.	2,742	2,489,375
Spain - 1.64%
Inditex SA	49,418	4,196,741
Sweden - 1.00%
Hennes & Mauritz AB, B Shares	80,422	2,553,289
Switzerland - 10.37%
Julius Baer Group, Ltd. (I)	162,998	5,830,506
Nestle SA	70,590	3,958,123
Roche Holdings AG	40,603	6,458,173
The Swatch Group AG, BR Shares	13,040	5,082,540
Xstrata PLC	327,001	5,266,889

		26,596,231
Taiwan - 2.83%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	561,953	7,260,433
United Kingdom - 9.60%
ARM Holdings PLC	387,286	3,635,628
British Sky Broadcasting Group PLC	515,297	6,216,436
Reed Elsevier PLC	285,930	2,375,180
Rolls-Royce Holdings PLC (I)	220,445	2,530,679
Rolls-Royce Holdings PLC, C Shares (I)	30,019,140	47,097
Standard Chartered PLC (I)	274,200	5,986,897
Tullow Oil PLC	174,801	3,819,430

		24,611,347
United States - 2.63%
Citigroup, Inc.	113,334	3,114,418
Wynn Resorts, Ltd.	30,108	3,629,822

		6,744,240

TOTAL COMMON STOCKS (Cost $199,160,505)		$234,068,980

SHORT-TERM INVESTMENTS - 3.62%
Money Market Funds - 3.62%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$9,288,990	$9,288,990

TOTAL SHORT-TERM INVESTMENTS (Cost $9,288,990)		$9,288,990

Total Investments (International Opportunities Fund)
(Cost $208,449,495) - 94.87%		$243,357,970
Other assets and liabilities, net - 5.13%		13,157,665

TOTAL NET ASSETS - 100.00%		$256,515,635

89

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.00%
Australia - 4.61%
Billabong International, Ltd.	714,567	$2,794,377
Downer EDI, Ltd.	941,019	3,075,979
Emeco Holdings, Ltd.	4,341,244	4,750,414
Pacific Brands, Ltd.	4,747,577	2,646,559

		13,267,329
Austria - 1.20%
Wienerberger Baustoffindustrie AG (L)	326,485	3,459,335
Bahamas - 2.27%
Steiner Leisure, Ltd. (I)	138,970	6,531,590
Belgium - 1.43%
Barco NV	84,270	4,129,263
Canada - 8.49%
ATS Automation Tooling Systems, Inc. (I)	697,160	4,511,256
Canaccord Capital, Inc.	517,506	4,911,474
Dorel Industries, Inc., Class B	150,200	3,526,928
Genworth MI Canada, Inc.	169,400	3,381,523
HudBay Minerals, Inc.	283,070	2,872,469
Mullen Group, Ltd.	201,570	3,865,591
The North West Company, Inc.	71,200	1,371,714

		24,440,955
China - 2.93%
People’s Food Holdings, Ltd.	5,361,704	3,186,299
Shenzhen Expressway Company, Ltd.	2,634,000	1,163,416
Sinotrans, Ltd., Class H	17,808,000	3,456,044
Travelsky Technology, Ltd.	1,196,539	624,677

		8,430,436
Finland - 2.97%
Amer Sports OYJ (L)	444,778	5,511,888
Huhtamaki OYJ	260,656	3,031,147

		8,543,035
Germany - 2.63%
Jenoptik AG (I)	552,685	3,710,951
Kloeckner & Company SE (L)	294,485	3,853,321

		7,564,272
Greece - 1.69%
Athens Stock Exchange SA	704,870	2,405,595
JUMBO SA	485,820	2,459,012

		4,864,607
Hong Kong - 7.68%
Dah Sing Financial Holdings, Ltd.	1,074,374	3,119,794
Giordano International, Ltd.	2,026,365	1,556,240
Ju Teng International Holdings, Ltd.	4,432,000	674,718
Stella International Holdings, Ltd.	2,095,000	4,872,262
Techtronic Industries Company	4,698,000	4,310,703
Texwinca Holdings, Ltd.	2,568,907	3,109,056
Yue Yuen Industrial Holdings, Ltd.	1,534,140	4,455,113

		22,097,886
India - 0.17%
HCL Infosystems, Ltd.	500,856	497,742
Italy - 0.56%
Azimut Holding SpA	202,867	1,623,779
Japan - 12.94%
Asahi Company, Ltd. (I)(L)	106,100	2,205,277
Descente, Ltd.	807,860	4,435,379
En-Japan, Inc. (I)	2,287	2,126,590
Keihin Corp.	116,800	1,837,942
Kobayashi Pharmaceutical Company, Ltd.	126,000	6,314,526
Megane Top Company, Ltd.	182,800	2,241,316

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Meitec Corp.	201,511	$3,884,104
Nissan Shatai Company, Ltd.	314,600	3,085,181
Nissin Kogyo Company, Ltd.	140,610	1,901,645
Shinko Plantech Company, Ltd.	469,700	4,169,223
Tokai Rika Company, Ltd.	134,900	2,084,455
USS Company, Ltd.	34,230	2,968,316

		37,253,954
Liechtenstein - 1.08%
Verwaltungs & Privat Bank AG	33,515	3,114,898
Netherlands - 7.91%
Aalberts Industries NV	216,181	3,524,940
Accell Groupaccell Group	108,934	1,922,077
Arcadis NV (L)	150,800	2,702,485
Imtech NV	57,050	1,466,347
Mediq NV	321,861	4,972,727
SBM Offshore NV	134,586	2,888,996
TKH Group NV	180,474	3,949,040
USG People NV	180,304	1,339,051

		22,765,663
Norway - 1.83%
Tomra Systems ASA	758,890	5,273,021
Singapore - 0.05%
Huan Hsin Holdings, Ltd. (I)	2,394,298	151,319
South Korea - 8.84%
Binggrae Company, Ltd.	58,460	3,172,454
BS Financial Group, Inc. (I)	283,930	2,956,381
DGB Financial Group, Inc. (I)	200,600	2,396,765
KIWOOM Securities Company, Ltd.	43,790	2,171,643
Mirae Asset Securities Company, Ltd.	53,780	1,635,669
S1 Corp.	39,100	1,986,851
Sindoh Company, Ltd.	80,243	3,540,710
Youngone Corp.	290,900	7,574,888

		25,435,361
Spain - 3.61%
Antena 3 de Television SA (I)(L)	515,778	3,102,289
Construcciones & Auxiliar de Ferrocarriles SA	5,493	2,940,179
Melia Hotels International SA (L)	235,424	1,510,820
Tecnicas Reunidas SA (L)	77,515	2,822,043

		10,375,331
Sweden - 0.71%
Duni AB	242,260	2,042,464
Switzerland - 2.41%
Panalpina Welttransport Holding AG (I)	46,490	4,620,564
Vontobel Holding AG	89,146	2,309,741

		6,930,305
Taiwan - 3.60%
D-Link Corp.	3,154,668	2,250,052
Giant Manufacturing Company, Ltd.	988,746	3,605,001
Ta Chong Bank Company, Ltd. (I)	12,210,740	3,263,287
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,229,915

		10,348,255
Thailand - 2.68%
Bank of Ayudhya PCL	4,077,110	2,711,703
Glow Energy PCL	2,270,788	3,843,648
Total Access Communication PCL	469,360	1,159,319

		7,714,670
Turkey - 0.40%
Aygaz AS	230,924	1,147,122

90

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 12.31%
Bellway PLC	442,966	$5,078,320
Bodycote PLC	786,785	3,422,132
Bovis Homes Group PLC	583,740	4,367,490
Dignity PLC	153,590	2,042,419
Fiberweb PLC	2,643,033	2,118,647
Future PLC (I)	1,933,367	272,993
Game Group PLC	2,392,366	279,312
Greggs PLC	412,370	3,218,827
Henderson Group PLC	2,251,780	4,133,737
Laird Group PLC	1,498,300	3,695,787
Persimmon PLC	695,915	5,399,812
United Business Media, Ltd.	178,820	1,412,007

		35,441,483

TOTAL COMMON STOCKS (Cost $252,161,625)		$273,444,075

SECURITIES LENDING COLLATERAL - 2.94%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	844,845	8,454,453

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,452,707)		$8,454,453

SHORT-TERM INVESTMENTS - 4.58%
Time Deposits - 4.58%
Bank of Montreal, 0.030%, 12/01/2011 *	$3,200,000	$3,200,000
Royal Bank of Canada, 0.050%, 12/01/2011 *	10,000,000	10,000,000

		13,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,200,000)		$13,200,000

Total Investments (International Small Cap Fund)
(Cost $273,814,332) - 102.52%		$295,098,528
Other assets and liabilities, net - (2.52%)		(7,254,620)

TOTAL NET ASSETS - 100.00%		$287,843,908

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.27%
Australia - 7.77%
Acrux, Ltd. (I)	23,000	$68,993
Adamus Resources, Ltd. (I)	26,750	20,232
Adelaide Brighton, Ltd.	75,300	231,086
Aditya Birla Minerals, Ltd.	40,783	33,996
AED Oil, Ltd. (I)	18,722	2,792
AJ Lucas Group, Ltd. (I)	6,727	9,339
Alchemia, Ltd. (I)	25,636	7,976
Alesco Corp., Ltd.	12,775	16,620
Alkane Resources, Ltd. (I)	24,556	25,605
Alliance Resources, Ltd. (I)	40,937	5,785
Amalgamated Holdings, Ltd.	18,031	106,408
Amcom Telecommunications, Ltd.	28,416	25,468
Ampella Mining, Ltd. (I)	3,883	7,067
Ansell, Ltd.	23,019	346,026
Anvil Mining, Ltd. (I)	12,049	86,237
APA Group, Ltd.	7,140	33,987
APN News & Media, Ltd.	73,007	56,450
Arafura Resources, Ltd. (I)	26,667	12,955
ARB Corp., Ltd.	8,257	68,592
Aristocrat Leisure, Ltd.	42,901	107,675
ASG Group, Ltd. (I)	7,517	6,646

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Atlantic, Ltd. (I)	4,449	$5,837
Atlas Iron, Ltd.	9,059	28,428
Aurora Oil and Gas, Ltd. (I)	37,114	133,602
Ausdrill, Ltd.	27,715	85,578
Ausenco, Ltd.	8,453	24,945
Austal, Ltd.	12,569	28,236
Austar United Communications, Ltd. (I)	82,457	104,015
Austbrokers Holdings, Ltd (I)	635	4,012
Austin Engineering, Ltd.	1,745	7,489
Australian Agricultural Company, Ltd. (I)	24,185	34,966
Australian Infrastructure Fund	85,225	170,123
Australian
Pharmaceutical Industries, Ltd. (I)	56,375	13,939
Australian Worldwide Exploration, Ltd. (I)	72,902	105,076
Automotive Holdings Group	26,456	50,633
AVJennings, Ltd.	32,942	13,212
Azumah Resources, Ltd. (I)	6,903	3,054
Bandanna Energy Ltd. (I)	26,297	16,928
Bank of Queensland, Ltd.	6,456	54,201
BC Iron, Ltd. (I)	7,691	19,113
Beach Energy, Ltd.	165,760	249,645
Beadell Resources, Ltd. (I)	35,301	25,731
Becton Property Group (I)	60	74
Bendigo Mining, Ltd. (I)	20,172	2,517
Berkeley Resources, Ltd. (I)	4,742	1,780
Billabong International, Ltd.	12,568	49,148
Biota Holdings, Ltd. (I)	39,986	30,134
Blackmores, Ltd.	1,614	45,890
Boom Logistics, Ltd. (I)	42,444	11,425
Bow Energy, Ltd. (I)	55,754	87,629
Bradken, Ltd.	33,927	265,033
Breville Group, Ltd.	19,121	54,927
Brickworks, Ltd.	5,184	59,325
Cabcharge Australia, Ltd.	20,355	95,727
Cape Lambert Iron Ore, Ltd. (I)	117,043	59,873
Cardno, Ltd.	10,710	60,833
Carnarvon Petroleum, Ltd. (I)	59,353	6,646
Carsales.com.au, Ltd.	4,574	22,070
Cash Converters International, Ltd.	16,548	8,396
Centamin Egypt, Ltd. (I)	116,158	182,073
Ceramic Fuel Cells, Ltd. (I)	126,217	14,004
Challenger, Ltd.	15,400	68,743
Clough, Ltd.	23,830	19,678
Coal of Africa, Ltd. (I)	39,262	34,467
Coalspur Mines, Ltd. (I)	27,065	47,755
Cockatoo Coal, Ltd. (I)	87,990	38,570
Codan, Ltd.	4,533	6,040
Coffey International, Ltd. (I)	31,524	12,651
Compass Resources, Ltd. (I)	15,577	2,403
Consolidated Media Holdings, Ltd.	37,958	99,015
Count Financial, Ltd.	16,149	23,526
Credit Corp. Group, Ltd.	4,455	18,352
CSR, Ltd.	22,093	49,312
CuDeco, Ltd. (I)	21,846	82,676
Customers, Ltd.	9,594	11,042
Decmil Group, Ltd.	7,369	16,951
Deep Yellow, Ltd. (I)	56,297	8,597
Discovery Metals, Ltd. (I)	77,427	107,367
Domino’s Pizza Enterprises, Ltd.	456	3,560
Downer EDI, Ltd. (I)	21,162	69,174
Dragon Mining, Ltd. (I)	2,230	3,070
DUET Group	181,441	333,843
DuluxGroup, Ltd.	33,091	96,624
Elders, Ltd. (I)	40,650	9,293
Elemental Minerals, Ltd. (I)	11,100	15,640

91

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Emeco Holdings, Ltd.	73,594	$80,530
Energy World Corp., Ltd. (I)	112,377	73,668
Envestra, Ltd.	91,585	64,188
Evolution Mining, Ltd. (I)	59,120	114,936
Extract Resources, Ltd. (I)	11,558	97,782
FKP Property Group, Ltd.	117,455	61,895
Fleetwood Corp., Ltd.	6,125	77,962
FlexiGroup, Ltd.	75,857	178,129
Flight Centre, Ltd. (L)	8,110	162,057
Flinders Mines, Ltd. (I)	121,835	36,513
Focus Minerals, Ltd. (I)	509,833	31,916
Forge Group, Ltd.	8,127	38,686
Galaxy Resources, Ltd. (I)(L)	16,452	16,396
Geodynamics, Ltd. (I)	31,447	6,581
Gindalbie Metals, Ltd. (I)	58,827	31,809
Gloucester Coal Ltd. (I)	355	2,878
Gold One International, Ltd. (I)	25,363	14,407
Goodman Fielder, Ltd.	337,450	185,704
GrainCorp., Ltd.	31,091	247,258
Grange Resources Corp., Ltd.	43,931	22,496
Greenland Minerals & Energy, Ltd. (I)	35,101	21,873
Gryphon Minerals, Ltd. (I)	22,746	31,567
GUD Holdings, Ltd.	11,588	88,769
Gujarat NRE Coking Coal, Ltd. (I)	21,875	4,556
Gunns, Ltd. (I)	100,882	16,987
GWA International, Ltd.	27,947	65,275
Hastie Group, Ltd. (I)	3,144	2,801
Heron Resources, Ltd. (I)	9,000	1,712
Hills Industries, Ltd.	27,614	31,869
Horizon Oil, Ltd. (I)	97,753	21,711
iiNET, Ltd.	12,843	36,131
Imdex, Ltd.	25,905	52,508
IMFAustralia, Ltd.	16,845	23,568
Independence Group NL	22,095	104,661
Indophil Resources NL (I)	69,983	28,224
Industrea, Ltd.	53,156	63,452
Infigen Energy (I)	70,305	17,291
Infomedia, Ltd.	45,314	9,671
Integra Mining, Ltd. (I)	66,637	41,108
International Ferro Metals, Ltd. (I)	582	187
Intrepid Mines, Ltd. (I)	48,378	55,241
Invocare, Ltd.	12,728	96,518
IOOF Holdings, Ltd.	29,308	173,716
Iress Market Technology, Ltd.	17,791	141,655
Iron Ore Holdings, Ltd. (I)	4,139	5,300
Ivanhoe Australia, Ltd. (I)	26,052	36,668
JB Hi-Fi, Ltd. (L)	6,827	112,190
Kagara, Ltd. (I)	47,616	15,541
Karoon Gas Australia, Ltd. (I)	19,998	102,409
KBL Metals, Ltd. (I)	8,314	2,404
Kingsgate Consolidated, Ltd.	21,020	144,043
Kingsrose Mining, Ltd. (I)	6,159	8,963
Linc Energy, Ltd. (I)	50,055	79,502
Liquefied Natural Gas, Ltd. (I)	19,165	6,138
M2 Telecommunications Group, Ltd.	1,302	3,667
Macmahon Holdings, Ltd. (I)	85,483	53,009
Marengo Mining, Ltd. (I)	31,237	5,552
Matrix Composites & Engineering, Ltd.	1,943	6,730
McMillan Shakespeare, Ltd.	7,069	64,888
McPherson’s, Ltd.	18,009	35,868
Medusa Mining, Ltd.	34,800	208,614
Melbourne IT, Ltd.	2,200	3,088
MEO Australia, Ltd. (I)	24,107	4,537
Mermaid Marine Australia, Ltd.	22,210	69,331
Metals X, Ltd. (I)	128,000	35,018

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Metminco, Ltd. (I)	88,614	$13,624
Mincor Resources NL	36,432	28,906
Mineral Deposits, Ltd. (I)	1,331	7,580
Mineral Resources, Ltd.	12,820	162,752
Mirabela Nickel, Ltd. (I)	50,832	80,476
Molopo Energy, Ltd. (I)	28,437	18,284
Monadelphous Group, Ltd.	12,016	254,705
Mortgage Choice, Ltd.	11,340	15,311
Mount Gibson Iron, Ltd.	151,507	204,603
MSF Sugar, Ltd. (I)	1,426	6,644
Murchison Metals, Ltd. (I)(L)	59,669	26,185
Myer Holdings, Ltd. (L)	85,630	215,204
Nanosonics, Ltd. (I)	8,290	4,967
Navitas, Ltd.	35,981	126,590
Neptune Marine Services, Ltd. (I)	23,710	704
Nexbis, Ltd. (I)	42,793	3,601
Nexus Energy, Ltd. (I)	112,551	39,402
NIB Holdings, Ltd.	31,272	49,161
Noble Mineral Resources, Ltd. (I)	41,564	25,249
Northern Iron, Ltd. (I)	12,457	8,535
NRW Holdings, Ltd.	17,785	54,406
Nucoal Resources Nl (I)	12,707	3,571
Nufarm, Ltd. (I)	20,622	104,507
Oakton, Ltd.	9,591	14,664
OceanaGold Corp. (I)	26,783	70,112
Orocobre, Ltd. (I)	3,375	5,238
OrotonGroup, Ltd.	2,980	25,098
Pacific Brands, Ltd.	174,508	97,280
Pan Pacific Petroleum NL (I)	67,247	9,406
Panoramic Resources, Ltd.	27,777	41,244
PaperlinX, Ltd. (I)	65,071	5,076
Peet, Ltd.	33,458	26,867
Perilya, Ltd. (I)	45,690	19,047
Perpetual, Ltd.	6,326	134,587
Perseus Mining, Ltd. (I)	62,541	187,376
Pharmaxis, Ltd. (I)	39,176	45,115
Photon Group, Ltd. (I)	155,087	10,556
Platinum Australia, Ltd. (I)	36,499	4,177
PMP, Ltd.	35,022	17,119
Premier Investments, Ltd.	15,519	83,744
Prima Biomed Ltd. (I)	37,664	6,827
Primary Health Care, Ltd.	50,418	171,309
Prime Media Group, Ltd.	15,587	10,719
PrimeAG Australia, Ltd.	9,457	10,631
Programmed Maintenance Services, Ltd.	14,733	31,680
Ramelius Resources, Ltd.	58,054	72,322
RCR Tomlinson, Ltd.	22,598	39,268
REA Group, Ltd.	8,788	112,228
Reckon, Ltd.	14,138	36,653
Redflex Holdings, Ltd.	5,472	9,593
Regis Resources, Ltd. (I)	30,552	105,294
Resolute Mining, Ltd. (I)	43,345	89,732
Resource Generation, Ltd. (I)	9,069	3,692
Rex Minerals, Ltd. (I)	25,561	35,676
Rialto Energy, Ltd. (I)	28,425	8,465
Ridley Corp., Ltd.	27,918	28,799
Roc Oil Company, Ltd. (I)	81,308	23,255
SAI Global, Ltd.	33,282	159,170
Salmat, Ltd.	15,825	38,203
Samson Oil & Gas, Ltd. (I)	96,490	8,011
Sandfire Resources Nl (I)	14,137	95,460
Santos, Ltd.	6,599	91,949
Saracen Mineral Holdings, Ltd. (I)	68,311	62,746
Sedgman, Ltd.	11,517	24,455
Senex Energy, Ltd. (I)	36,902	23,957

92

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
ServCorp, Ltd.	10,693	$29,937
Service Stream, Ltd. (I)	8,282	2,643
Seven Network, Ltd. (I)	774	5,663
Sigma Pharmaceuticals, Ltd.	111,268	76,203
Silex Systems, Ltd. (I)	12,058	25,543
Silver Lake Resources, Ltd. (I)	11,183	42,035
Sirtex Medical, Ltd.	892	3,808
Skilled Group, Ltd.	2,114	4,229
Slater & Gordon, Ltd.	1,921	3,596
SMS Management & Technology, Ltd.	12,633	60,750
Southern Cross Media Group, Ltd. (L)	87,999	108,531
Spark Infrastructure Group (S)	189,679	251,040
Specialty Fashion Group, Ltd. (I)	51,331	28,999
Spotless Group, Ltd.	25,238	60,632
St. Barbara, Ltd. (I)	50,884	116,888
Starpharma Holdings, Ltd. (I)	7,424	8,968
Straits Metals, Ltd. (I)	26,787	17,563
STW Communications Group, Ltd.	36,346	31,757
Sundance Energy Australia, Ltd. (I)	9,305	4,220
Sundance Resources, Ltd. (I)	390,505	157,948
Super Cheap Auto Group, Ltd.	19,411	110,971
Swick Mining Services, Ltd. (I)	30,800	9,350
Talent2 International, Ltd.	6,000	6,294
Tanami Gold NL (I)	7,535	7,210
Tap Oil, Ltd. (I)	27,939	18,844
Tassal Group, Ltd.	11,577	17,999
Technology One, Ltd.	32,670	34,432
Ten Network Holdings, Ltd. (L)	157,654	149,443
Terramin Australia, Ltd. (I)	16,521	2,403
TFS Corp., Ltd.	25,702	17,946
Thakral Holdings Group, Ltd.	63,390	32,831
The Reject Shop, Ltd.	2,608	26,382
Thorn Group, Ltd.	15,982	27,987
Tiger Resources, Ltd. (I)	48,884	24,415
Tox Free Solutions, Ltd.	8,234	17,782
TPG Telecom, Ltd.	63,587	95,105
Transfield Services, Ltd.	79,262	191,007
Transpacific Industries Group, Ltd. (I)	49,159	39,365
Troy Resources NL	5,183	23,558
UXC, Ltd. (I)	32,540	15,440
Village Roadshow, Ltd.	20,000	63,602
Virgin Blue Holdings, Ltd. (I)	252,517	91,350
Watpac, Ltd.	13,238	14,294
WDS, Ltd.	18,432	12,353
Webjet, Ltd.	3,680	9,278
Western Areas NL	17,246	105,807
White Energy Company, Ltd. (I)	29,677	14,876
WHK Group, Ltd.	26,888	23,252
Wide Bay Australia, Ltd.	4,596	35,778
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd. (L)	16,900	59,554

		14,266,481
Austria - 0.76%
A-TEC Industries AG (I)	1,566	1,768
Agrana Beteiligungs AG	568	56,132
Andritz AG	2,632	232,370
Austria Technologie & Systemtechnik AG	726	8,346
Austriamicrosystems AG	1,346	54,554
BWT AG	1,074	18,516
CA Immobilien Anlagen AG (I)	1,728	18,936
Cat Oil AG	197	1,245
EVN AG	4,050	57,140
Flughafen Wien AG	1,299	50,034
Intercell AG (I)	4,221	9,899

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Kapsch Trafficcom Ag	469	$33,866
Lenzing AG	1,189	108,157
Mayr-Melnhof Karton AG	821	69,648
Oesterreichische Post AG	4,451	131,207
Palfinger AG	1,770	31,134
RHI AG	4,055	83,262
Rosenbauer International AG	395	16,696
S IMMO AG (I)	1,779	9,955
S&T System Integration & Technology
Distribution AG (I)	487	1,309
Schoeller-Bleckmann Oilfield
Equipment AG	1,125	99,734
Semperit AG Holding	1,324	54,881
Strabag SE	2,443	73,181
Uniqa Versicherungen AG (L)	4,818	65,242
Warimpex Finanz- und Beteiligungs AG (I)	3,221	3,907
Wienerberger Baustoffindustrie AG	7,554	80,040
Zumtobel AG	1,351	21,344

		1,392,503
Bahamas - 0.01%
United International Enterprises	196	26,213
Belgium - 1.13%
Ablynx NV (I)(L)	2,975	10,007
Ackermans & Van Haaren NV	3,861	298,107
AGFA Gevaert NV (I)	21,555	39,307
AGFA Gevaert NV (I)	5,388	7
Arseus NV	2,775	38,200
Banque Nationale de Belgique	24	65,043
Barco NV	1,502	73,599
Compagnie d’Entreprises CFE	1,215	63,594
Compagnie Immobiliere de Belgique SA	440	14,225
Compagnie Maritime Belge SA	2,157	46,234
D’ieteren SA	4,980	234,700
Deceuninck Plastics NV (I)	2,954	3,298
Devgen (I)	1,085	7,084
Duvel Moortgat SA (L)	230	21,188
Econocom Group SA	1,728	27,425
Elia System Operator SA (I)	576	63
Elia System Operator SA/NV	4,314	170,362
Euronav NV (I)	3,097	14,134
EVS Broadcast Equipment SA	1,800	94,199
Exmar NV	2,619	19,386
Galapagos NV (I)	1,369	15,006
Gimv NV	607	29,631
Image Recognition Integrated Systems	78	2,223
Ion Beam Applications SA	2,739	19,296
Kinepolis Group NV (I)	690	52,871
Lotus Bakeries SA	34	18,477
Melexis NV	4,178	56,124
Nyrstar (I)	22,165	190,696
Nyrstar - Strip VVPR (I)	7,875	0
Omega Pharma SA	1,970	91,684
Picanol (I)	46	623
Recticel SA	1,714	9,251
Roularta Media Group NV	668	12,749
Sapec SA (I)	305	16,800
Sipef SA	1,038	83,047
Tessenderlo Chemie NV	3,790	105,164
Tessenderlo Chemie NV (I)	233	30
ThromboGenics NV (I)	3,729	91,655
Van De Velde NV	906	41,884

		2,077,373

93

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda - 0.58%
Catlin Group, Ltd.	63,850	$416,341
China Tycoon Beverage Holdings, Ltd. (I)	104,000	2,324
COL Capital, Ltd.	28,000	4,053
Golden Ocean Group, Ltd. (I)	54,737	39,830
Hardy Underwriting Bermuda, Ltd.	7,592	22,222
Hiscox, Ltd.	56,102	351,621
Lancashire Holdings, Ltd.	18,951	218,768
Neway Group Holdings, Ltd. (I)	270,000	2,560
Northern Offshore, Ltd.	1,738	3,085
Omega Insurance Holdings, Ltd. (I)	3,076	3,274

		1,064,078
Canada - 12.04%
5N Plus, Inc. (I)	3,689	23,184
Aastra Technologies, Ltd	834	11,693
Absolute Software Corp. (I)	3,900	17,092
Advantage Oil & Gas, Ltd. (I)	28,208	129,984
Aecon Group, Inc.	6,978	69,715
AEterna Zentaris, Inc. (I)	900	1,456
AG Growth International, Inc.	1,300	39,881
AGF Management, Ltd.	13,999	215,485
Ainsworth Lumber Company, Ltd. (I)	5,403	5,403
Akita Drilling, Ltd.	300	2,897
Alacer Gold Corp. (I)	24,834	287,309
Alamos Gold, Inc.	17,060	288,529
Alexco Resource Corp. (I)	5,500	37,154
Algoma Central Corp.	160	15,687
Algonquin Power & Utilities Corp.	13,733	82,133
Alliance Grain Traders, Inc.	1,814	36,993
AltaGas, Ltd.	12,612	381,717
Alterra Power Corp. (I)	8,806	3,410
Altius Minerals Corp. (I)	2,400	25,578
Anderson Energy, Ltd. (I)	20,300	11,942
Angle Energy, Inc. (I)	6,303	43,443
Arsenal Energy, Inc. (I)	37,930	21,197
Astral Media, Inc.	8,440	277,210
Atrium Innovations, Inc. (I)	3,200	37,178
ATS Automation Tooling Systems, Inc. (I)	9,191	59,474
Augusta Resource Corp. (I)	13,400	44,012
Aura Minerals, Inc. (I)	11,783	13,401
AuRico Gold, Inc. (I)	38,456	385,333
Aurizon Mines, Ltd. (I)	23,946	147,439
Avalon Rare Metals, Inc. (I)	8,025	26,987
Avion Gold Corp. (I)	26,800	46,508
Axia NetMedia Corp. (I)	9,200	10,644
Azure Dynamics Corp. (I)	27,638	2,168
B2Gold Corp. (I)	14,146	50,623
Baja Mining Corp. (I)	19,900	15,023
Ballard Power Systems, Inc. (I)	9,800	12,875
Bankers Petroleum, Ltd. (I)	43,086	215,018
Bellatrix Exploration, Ltd. (I)	3,288	16,022
BELLUS Health, Inc. (I)	3,500	172
BioExx Specialty Proteins, Ltd. (I)	22,280	2,621
Birch Mountain Resources, Ltd. (I)	11,200	11
Birchcliff Energy, Ltd. (I)(L)	16,253	222,613
Bird Construction, Inc.	4,605	54,405
Black Diamond Group, Ltd.	3,632	61,213
BlackPearl Resources, Inc. (I)	36,440	158,986
BMTC Group, Inc., Class A (I)	3,096	61,468
Bonterra Energy Corp.	1,207	62,258
Boralex, Inc. (I)	3,000	20,001
Brigus Gold Corp. (I)	11,925	16,368
Burcon NutraScience Corp. (I)	1,800	13,942
Calfrac Well Services, Ltd.	4,613	125,100
Calian Technologies, Ltd.	500	8,481

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Calvalley Petroleums, Inc. (I)	9,777	$13,899
Canaccord Capital, Inc.	12,077	114,619
Canada Bread Company, Ltd.	2,740	114,844
Canadian Energy Services
& Technology Corp.	4,950	59,937
Canadian Western Bank	9,597	259,038
Canam Group, Inc. (I)	4,070	13,288
Candente Copper Corp. (I)	8,600	10,708
Canfor Corp. (I)	15,201	154,253
Canfor Pulp Products, Inc.	1,279	12,916
Cangene Corp. (I)	3,800	6,706
Canyon Services Group, Inc.	3,700	45,019
Capstone Infrastructure Corp.	3,673	21,391
Capstone Mining Corp. (I)	29,887	84,098
Cardero Resource Corp. (I)	7,700	8,304
Cardiome Pharma Corp. (I)	8,400	16,307
Carpathian Gold, Inc. (I)	20,000	9,510
Cascades, Inc.	8,818	37,176
Catalyst Paper Corp. (I)	54,263	2,686
Cathedral Energy Services, Ltd.	3,900	25,428
CCL Industries, Inc.	4,178	128,705
CE Franklin, Ltd. (I)	2,786	21,852
Celestica, Inc. (I)	30,304	252,249
Celtic Exploration, Ltd. (I)	10,392	251,662
Cequence Energy, Ltd. (I)	7,892	26,076
China Gold
International Resources Corp., Ltd. (I)	34,900	96,493
Chinook Energy, Inc. (I)	4,291	6,311
Cineplex, Inc.	4,070	101,436
Claude Resources, Inc. (I)	21,200	39,908
Cline Mining Corp. (I)(L)	9,200	14,612
CML Healthcare, Inc.	6,600	67,750
Coastal Contacts, Inc. (I)	6,222	16,776
Cobriza Metals Corp. (I)	1,720	320
Cogeco Cable, Inc.	3,652	182,072
Colabor Group, Inc.	1,900	18,871
Colossus Minerals, Inc. (I)	7,150	49,001
COM DEV International, Ltd. (I)	7,500	15,736
Computer Modelling Group Ltd.	2,500	35,051
Connacher Oil and Gas, Ltd. (I)	47,523	20,967
Constellation Software, Inc.	1,700	115,839
Contrans Group, Inc., Class A	4,660	34,495
Copper Mountain Mining Corp. (I)	5,675	26,874
Corby Distilleries, Ltd.	2,222	39,214
Corridor Resources, Inc. (I)	11,000	22,864
Corus Entertainment, Inc.	12,190	226,363
Cott Corp. (I)	9,183	57,892
Crew Energy, Inc. (I)	12,973	148,306
Crocotta Energy, Inc. (I)	2,600	8,922
Crystallex International Corp. (I)	43,800	6,441
Davis & Henderson Corp.	1,951	28,693
Daylight Energy, Ltd. (I)(L)	27,451	267,257
Delphi Energy Corp. (I)	14,600	31,492
Denison Mines Corp. (I)	33,697	47,244
Detour Gold Corp. (I)	7,000	204,039
DirectCash Payments, Inc.	200	4,071
Divestco, Inc., Class A (I)	2,300	248
Dollarama, Inc.	2,343	91,703
Dorel Industries, Inc., Class B	5,185	121,752
DragonWave, Inc. (I)	2,598	11,131
Duluth Metals, Ltd. (I)	17,000	41,002
Dundee Capital Markets, Inc. (I)	10,643	8,452
Dundee Precious Metals, Inc. (I)	14,800	136,254
E-L Financial Corp., Ltd.	74	27,208
Eastern Platinum, Ltd. (I)	112,023	62,604

94

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Easyhome, Ltd.	700	$4,118
Eco Oro Minerals Corp. (I)	4,600	8,704
Electrovaya, Inc. (I)	5,656	5,046
Enbridge Income Fund Holdings, Inc.	1,725	32,810
Endeavour Silver Corp. (I)	6,200	73,431
Enerflex, Ltd.	12,443	147,371
Enghouse Systems, Ltd.	1,100	11,044
Ensign Energy Services, Inc.	19,322	307,841
Entree Gold, Inc. (I)	7,500	9,486
Epsilon Energy, Ltd. (I)	5,500	14,560
Equal Energy, Ltd. (I)	729	3,795
Equitable Group, Inc.	1,700	43,502
European Goldfields, Ltd. (I)	20,019	195,293
Evertz Technologies, Ltd.	4,539	55,628
Excellon Resources, Inc. (I)	14,100	7,327
Exchange Income Corp.	966	21,679
Exeter Resource Corp. (I)	7,379	23,006
Exfo Electro Optical Engineering, Inc. (I)	912	5,347
Fairborne Energy, Ltd. (I)	13,600	44,269
Firm Capital Mortgage Investment Corp.	1,400	17,762
First Majestic Silver Corp (I)	11,500	187,504
First National Financial Corp.	500	7,402
FirstService Corp. (I)	1,882	49,174
Flint Energy Services, Ltd. (I)	5,120	64,656
Formation Metals, Inc. (I)	4,142	2,437
Forsys Metals Corp. (I)(L)	15,300	10,651
Fortress Paper, Ltd. (I)	1,804	57,784
Fortuna Silver Mines, Inc. (I)	8,800	59,532
Fortune Minerals, Ltd. (I)	3,334	2,680
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	1,800	19,607
Garda World Security Corp. (I)	7,700	56,243
Genivar, Inc.	1,300	34,273
Gennum Corp.	4,158	23,522
Genworth MI Canada, Inc. (L)	5,500	109,790
Geomark Exploration, Inc. (I)	5,776	4,191
Glacier Media, Inc.	8,800	16,824
Glentel, Inc.	2,200	34,188
Gluskin Sheff & Associates, Inc.	2,300	32,698
GLV, Inc., Class A (I)	1,851	8,257
GMP Capital, Inc.	8,154	50,285
Gran Tierra Energy, Inc. (I)	17,023	108,318
Grande Cache Coal Corp. (I)	17,700	170,067
Great Canadian Gaming Corp. (I)	8,850	77,485
Great Panther Silver, Ltd. (I)	11,350	25,817
Guide Exploration, Ltd., Class A (I)	11,550	35,444
Guyana Goldfields, Inc. (I)	7,300	63,198
Hanfeng Evergreen, Inc. (I)	3,700	11,101
Harry Winston Diamond Corp. (I)	10,720	119,923
Hemisphere GPS, Inc. (I)	10,400	5,812
Heroux-Devtek, Inc. (I)	3,900	27,531
Home Capital Group, Inc.	5,312	257,801
Horizon North Logistics, Inc.	1,600	7,263
HudBay Minerals, Inc.	26,092	264,770
IBI Group, Inc.	600	7,494
Imax Corp. (I)	8,449	162,693
Imperial Metals Corp. (I)	2,600	60,644
Imris, Inc. (I)	2,000	5,902
Innergex Renewable Energy, Inc.	7,983	76,703
Inter Citic Minerals, Inc. (I)	13,600	14,001
Intermap Technologies Corp. (I)	7,800	3,824
International Forest Products, Ltd. (I)	5,150	19,591
International Tower Hill Mines, Ltd. (I)	4,097	20,767
Ivanhoe Energy, Inc. (I)	32,400	32,402
Just Energy Group, Inc.	17,100	171,847

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
K-Bro Linen, Inc.	805	$16,969
KAB Distribution, Inc. (I)	18,405	7
Katanga Mining, Ltd. (I)	66,538	77,631
Keegan Resources, Inc. (I)	3,731	15,583
Killam Properties Inc.	5,087	53,965
Kimber Resources, Inc. (I)	1,750	1,836
Kingsway Financial Services, Inc. (I)	8,700	5,630
Kirkland Lake Gold, Inc. (I)	5,309	93,693
La Mancha Resources, Inc. (I)	13,311	35,106
Labrador Iron Mines Holdings, Ltd. (I)	2,897	19,144
Lake Shore Gold Corp. (I)	39,157	53,748
Laramide Resources, Ltd. (I)	11,400	8,718
Laurentian Bank of Canada	6,628	284,303
Le Chateau, Inc. (I)	2,400	7,318
Legacy Oil & Gas, Inc. (I)	16,652	149,712
Leisureworld Senior Care Corp.	1,352	14,449
Leon’s Furniture, Ltd.	7,809	91,569
Linamar Corp.	12,009	159,539
MacDonald Dettwiler & Associates, Ltd.	5,148	242,271
MAG Silver Corp. (I)	5,100	42,752
Mainstreet Equity Corp. (I)	400	7,526
Major Drilling Group International	12,132	160,578
Manitoba Telecom Services, Inc.	3,400	99,905
Maple Leaf Foods, Inc.	14,133	152,422
Martinrea International, Inc. (I)	11,418	83,736
Maxim Power Corp. (I)	6,300	11,983
Medwell Capital Corp. (I)	8,900	916
Mega Brands Inc. (I)	207	1,782
Mega Uranium, Ltd. (I)	26,600	6,390
Mercator Minerals, Ltd. (I)	13,175	23,639
Methanex Corp.	2,062	50,542
MI Developments, Inc.	795	25,605
Midway Energy, Ltd. (I)	4,402	13,768
Migao Corp. (I)	3,400	10,234
Minefinders Corp. (I)	7,000	84,141
Minera Andes, Inc. (I)	20,500	37,786
Mood Media Corpmood Media Corp. (I)	9,000	23,736
Morneau Shepell Incmorneau Shepell Inc	3,898	36,345
Mosaid Technologies, Inc. (I)	1,500	67,577
Mullen Group, Ltd.	13,066	250,572
Nal Energy Corp.	10,408	77,145
Nautilus Minerals, Inc. (I)	20,040	44,601
Neo Material Technologies, Inc. (I)	10,100	81,992
Nevada Copper Corp. (I)	6,158	31,154
Newalta, Inc.	2,875	37,490
NGEx Resources, Inc. (I)	15,800	47,867
Norbord, Inc. (I)	3,223	24,932
Nordion, Inc.	15,568	139,050
North American Energy Partners, Inc. (I)	1,632	11,233
North American Palladium, Ltd. (I)	8,050	25,809
Northern Dynasty Minerals, Ltd. (I)	7,976	55,757
Northland Power, Inc.	5,400	89,369
Novagold Resources, Inc. (I)	17,800	206,455
NuVista Energy, Ltd. (I)	13,002	57,620
Oncolytics Biotech, Inc. (I)	3,800	15,648
Orvana Minerals, Corp. (I)	9,998	12,160
Pace Oil And Gas, Ltd. (I)	1,158	5,154
Paladin Labs, Inc. (I)	1,400	52,846
Paramount Resources, Ltd. (I)	6,355	253,963
Parkland Fuel Corp.	2,700	30,972
Pason Systems, Inc.	9,795	118,602
Pelangio Exploration, Inc. (I)	4,200	1,647
Peregrine Diamonds, Ltd. (I)	13,425	8,292
Perpetual Energy, Inc. (I)	12,832	15,223
Petaquilla Minerals, Ltd. (I)	10,038	6,889

95

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Petrobank Energy & Resources, Ltd. (I)	204	$1,840
PHX Energy Services Corp.	356	3,710
Pilot Gold, Inc. (I)	4,070	4,868
Platinum Group Metals, Ltd. (I)	11,200	11,969
Points International, Ltd. (I)	1,650	14,883
Polymet Mining Corp. (I)(L)	13,500	16,148
Precision Drilling Corp. (I)	18,572	214,681
Premium Brands Holdings Corp.	2,145	33,922
Progress Energy Resources Corp.	10,423	147,462
Pulse Seismic, Inc.	4,127	7,405
QLT, Inc. (I)	8,200	55,875
Quebecor, Inc.	7,318	232,394
Queenston Mining, Inc. (I)	5,100	29,751
Questerre Energy Corp. (I)(L)	23,900	16,637
Reitmans Canada, Ltd.	600	8,747
Reitmans Canada, Ltd., Class A	7,751	110,951
Resverlogix Corp. (I)	5,300	6,080
Richelieu Hardware, Ltd.	2,200	58,713
Richmont Mines, Inc. (I)	1,900	22,708
Rock Energy, Inc. (I)	373	859
Rocky Mountain Dealerships, Inc.	500	4,289
Rogers Sugar, Inc.	6,900	34,705
RONA, Inc.	21,130	192,251
RS Technologies, Inc. (I)	184	13
Rubicon Minerals Corp. (I)	21,100	75,509
Ruggedcom, Inc. (I)	900	13,051
Russel Metals, Inc.	10,237	235,161
Sabina Gold & Silver Corp. (I)	8,968	35,346
San Gold Corp. (I)	18,482	36,241
Sandvine Corp. (I)	12,400	22,370
Savanna Energy Services Corp. (I)	9,568	75,047
Scorpio Mining Corp. (I)	16,400	31,354
Seabridge Gold, Inc. (I)	6,045	140,346
Secure Energy Services, Inc. (I)	1,089	8,050
SEMAFO, Inc. (I)	32,100	242,021
Shawcor, Ltd., Class A	9,851	244,259
Sherritt International Corp.	40,823	222,536
Shore Gold, Inc. (I)	400	157
Sierra Wireless, Inc. (I)	3,750	24,560
Silver Standard Resources, Inc. (I)	11,791	173,406
Silvercorp Metals, Inc.	24,731	189,371
Softchoice Corp. (I)	2,000	17,354
Sonde Resources Corp. (I)	1,397	3,260
Southern Pacific Resource Corp. (I)	26,116	37,384
SouthGobi Energy Resources, Ltd. (I)	4,080	31,762
Spectral Diagnostics, Inc. (I)	5,308	1,275
Sprott Resource Corp. (I)	11,715	47,092
Sprott Resource Lending Corp.	18,000	30,354
Sprott, Inc.	4,300	30,397
St Andrew Goldfields, Ltd. (I)	15,500	6,991
Stantec, Inc. (I)	8,568	222,527
Stella-Jones, Inc.	700	27,487
Stornoway Diamond Corp. (I)	2,566	2,315
SunOpta, Inc. (I)	6,171	30,736
Superior Plus Corp.	14,000	73,572
Tanzanian Royalty Exploration Corp. (I)	10,900	30,778
Taseko Mines, Ltd. (I)	19,800	61,732
Tembec, Inc. (I)	7,330	19,188
Teranga Gold Corp. (I)	3,505	7,439
The Cash Store Financial Services, Inc.	1,710	10,730
The Churchill Corp.	2,100	22,648
The Descartes Systems Group, Inc. (I)	5,800	40,204
The North West Company, Inc.	3,349	64,521
Theratechnologies, Inc. (I)(L)	6,398	14,428
Thompson Creek Metals Company, Inc. (I)	18,972	132,997

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
TMX Group, Inc.	11,500	$500,951
Torex Gold Resources, Inc. (I)	26,321	45,161
Toromont Industries, Ltd.	12,443	249,482
Torstar Corp.	7,600	66,317
Total Energy Services, Inc.	3,367	56,813
Transcontinental, Inc.	11,675	136,673
TransForce, Inc.	11,166	145,494
Transglobe Energy Corp. (I)	8,300	68,112
Transition Therapeutics, Inc. (I)	3,200	4,988
Trilogy Energy Corp.	4,216	154,181
Trinidad Drilling, Ltd.	16,500	128,771
Twin Butte Energy, Ltd. (I)	12,900	29,090
U308 Corp. (I)	3,303	996
UEX Corp. (I)	14,600	8,875
Uni-Select, Inc.	2,200	53,773
UR-Energy, Inc. (I)	10,200	10,801
Valener, Inc.	1,312	20,646
Vecima Networks, Inc. (I)	2,921	8,649
Veresen, Inc.	5,210	74,374
Vero Energy, Inc. (I)	5,900	13,131
Vicwest, Inc.	663	5,278
Virginia Mines, Inc. (I)	3,063	26,697
Vitran Corp., Inc. (I)	300	1,653
Wajax Corp.	1,600	59,234
WaterFurance Renewable Energy, Inc.	1,161	20,558
Wesdome Gold Mines, Ltd.	11,600	21,040
West Fraser Timber Company, Ltd.	6,481	297,124
Westport Innovations, Inc. (I)	3,900	108,594
Wi-LAN, Inc.	12,200	66,984
Winpak, Ltd.	6,500	76,793
Xceed Mortgage Corp. (I)	1,800	1,271
Xtreme Coil Drilling Corp. (I)	6,548	16,949
Yellow Media, Inc. (I)(L)	28,416	5,433
Ym Biosciences, Inc. (I)	600	753
Yukon-nevada Gold Corp. (I)	5,000	1,642
Zargon Oil & Gas, Ltd.	1,600	21,883

		22,110,863
Cayman Islands - 0.00%
Endeavour Mining Corp. (I)	2,694	6,603
China - 0.07%
Aupu Group Holding Company, Ltd.	108,000	8,672
Bund Center Investment, Ltd. (I)	222,000	25,441
China XLX Fertiliser, Ltd.	70,000	21,020
Delong Holdings, Ltd. (I)	45,500	9,940
Sino Dragon New
Energy Holdings, Ltd. (I)	288,000	15,016
Sound Global, Ltd.	79,000	36,011
Sunvic Chemical Holdings, Ltd.	41,000	15,600

		131,700
Cyprus - 0.21%
Bank of Cyprus PLC	94,334	69,169
Deep Sea Supply PLC (I)	4,703	6,413
Marfin Popular Bank PLC (I)	38,018	12,287
ProSafe ASA	30,874	233,085
Songa Offshore SE (I)	20,284	65,511

		386,465
Denmark - 1.00%
ALK-Abello A/S	1,160	65,622
Alm Brand A/S (I)	11,260	14,656
Ambu A/S	800	19,229
Auriga Industries	2,034	27,998
Bang & Olufsen A/S (I)	4,791	45,042

96

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Bavarian Nordic A/S (I)	2,942	$19,743
BoConcept Holding A/S	75	1,152
Brodrene Hartmann A/S	800	14,978
D/S Norden A/S	3,585	95,185
Dalhoff Larsen & Horneman A/S (I)	2,500	3,095
DFDS A/S	608	42,083
DiBa Bank A/S (I)	550	3,229
East Asiatic Company, Ltd. A/S	1,821	38,189
Fluegger A/S	225	13,868
Genmab A/S (I)	3,921	19,398
GN Store Nord A/S	25,735	228,434
Gronlandsbanken	20	1,106
Harboes Bryggeri A/S	441	7,011
IC Companys A/S	3,227	66,215
Jeudan A/S	492	33,611
Jyske Bank A/S (I)	1,017	30,218
NeuroSearch A/S (I)	2,902	7,608
Newcap Holding A/S (I)	9,300	719
NKT Holding A/S (L)	3,135	107,831
Nordjyske Bank A/S	1,190	15,271
Ostjydsk Bank A/S (I)	213	6,538
Parken Sport & Entertainment A/S (I)(L)	864	11,329
PER Aarsleff A/S	420	27,022
Pharmexa A/S (I)	10,600	402
Ringkjoebing Landbobank A/S	485	51,290
Rockwool International A/S	314	28,102
Royal Unibrew A/S	1,172	61,549
Schouw & Company A/S	2,506	47,328
SimCorp A/S	783	122,854
Sjaelso Gruppen A/S (I)	2,935	584
Solar Holdings A/S	900	37,451
Spar Nord Bank A/S (I)	8,152	50,101
Sparbank (I)	275	1,492
Sydbank A/S	10,570	188,730
Thrane & Thrane A/S	800	34,529
TK Development A/S (I)	3,786	7,937
Topdanmark A/S (I)	1,269	207,024
TopoTarget A/S (I)	15,000	6,463
Torm A/S (I)	2,787	1,636
Vestjysk Bank A/S (I)	3,265	17,856

		1,831,708
Finland - 2.28%
Ahlstrom OYJ	1,578	25,829
Alma Media OYJ	8,094	69,625
Amer Sports OYJ	18,178	225,270
Aspo OYJ (L)	2,896	25,966
Atria PLC	1,229	11,350
BasWare OYJ	533	13,303
Biotie Therapies OYJ (I)	35,851	28,994
Cargotec Corp. OYJ	5,686	187,300
Citycon OYJ	16,561	53,274
Cramo OYJ	3,712	43,669
Digia PLC	2,622	9,897
Elektrobit Corp. (I)	9,773	5,927
Elisa OYJ, Class A	7,443	161,863
Etteplan OYJ	276	733
F-Secure OYJ	10,255	28,828
Finnair OYJ (I)	8,025	28,219
Finnlines OYJ (I)	2,378	24,127
Fiskars Corp.	7,608	143,375
HKScan OYJ	5,218	41,555
Huhtamaki OYJ	14,365	167,049
Ilkka-Yhtyma OYJ	2,083	17,948
KCI Konecranes OYJ	8,126	175,770

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Kemira OYJ	17,197	$212,983
Lannen Tehtaat OYJ	930	18,397
Lassila & Tikanoja OYJ	5,745	87,984
Lemminkainen OYJ	993	26,983
M-Real OYJ (I)(L)	32,204	61,250
Neste Oil OYJ	7,272	90,848
Okmetic OYJ	728	4,594
Olvi OYJ	1,971	39,214
Oriola-KD OYJ	22,667	64,417
Orion OYJ, Series A	6,324	128,130
Orion OYJ, Series B	15,474	314,414
Outotec OYJ	5,770	262,870
PKC Group OYJ	1,680	26,437
Pohjola Bank OYJ	533	5,337
Ponsse OYJ	1,465	14,598
Poyry OYJ	4,503	42,988
Raisio OYJ	17,204	57,838
Ramirent OYJ	8,993	70,542
Rapala VMC OYJ	617	4,437
Rautaruukki OYJ (L)	13,574	131,976
Ruukki Group OYJ (I)	20,289	24,553
Sanoma OYJ (L)	9,475	114,154
Sievi Capital PLC	3,082	8,381
Stockmann OYJ Abp, Series A	1,949	37,593
Stockmann OYJ Abp, Series B	5,034	93,321
Talvivaara Mining Company PLC (I)	12,937	48,399
Technopolis PLC	1,181	5,285
Tecnomen OYJ (I)	10,173	5,061
Teleste OYJ (L)	1,377	5,560
Tieto OYJ	9,829	151,796
Tikkurila OYJ	4,498	87,368
Uponor OYJ	6,920	69,571
Vacon OYJ	1,468	72,614
Vaisala OYJ	1,483	34,875
YIT OYJ	17,181	275,756

		4,190,395
France - 3.60%
ABC Arbitrage	1,703	14,376
Ales Groupe SA	435	6,483
Altamir Amboise (I)	1,987	16,004
Alten SA	3,929	108,683
Altran Technologies SA (I)	20,881	90,075
April Group SA	1,609	28,365
Archos SA (I)	3,176	23,880
Artprice.com (I)	730	32,620
Assystem SA	1,674	27,104
Atari SA (I)	3,415	4,803
Atos Origin SA	1,115	54,320
Audika Groupe	166	3,082
Avanquest Software SA (I)	1,218	2,163
Axway Software SA (I)	529	9,940
Beneteau SA	7,288	82,781
Bigben Interactive (I)	28	249
Boiron SA	834	22,110
Bonduelle SCA	556	47,325
Bongrain SA	851	51,210
Bourbon SA (L)	6,423	182,176
Boursorama (I)	673	5,462
Bull SA (I)	19,925	83,440
Canal Plus SA	10,795	62,861
Cegedim SA (L)	484	11,085
Cegid SA	599	11,934
CFAO SA	2,223	79,565
Ciments Francais SA	612	48,311

97

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Club Mediterranee SA (I)	4,835	$76,428
Compagnie Plastic Omnium SA	4,107	90,464
Devoteam SA	1,117	15,919
Electricite de Strasbourg SA	142	19,018
Entrepose Contracting	58	5,304
Esso SAF	513	45,210
Etablissements Maurel et Prom SA	12,829	247,234
Euler Hermes SA	336	19,491
Euro Disney SCA (I)	3,416	16,523
Eurofins Scientific	1,300	108,630
Exel Industries SA	185	6,585
Faiveley Transport	850	53,794
Faurecia	1,243	26,225
Financiere Marc de Lacharriere SA	1,072	42,520
Fleury Michon SA	344	12,773
GameLoft SA (I)	14,002	89,807
Gaumont SA	489	22,434
GFI Informatique SA (I)	5,737	17,694
GL Events SA	910	19,211
Groupe Partouche Sa (I)	293	572
Groupe Steria SA	3,594	64,664
Guerbet SA	180	16,045
Guyenne & Gascogne SA	699	76,351
Haulotte Group SA (I)	1,065	8,275
Havas SA	57,577	238,836
Hi-Media SA (I)	1,625	4,421
Ingenico SA	5,114	200,738
Interparfums SA	469	11,961
Ipsen SA	3,650	105,722
IPSOS SA	4,464	126,890
Jacquet Metal Service (I)	913	10,286
Kaufman & Broad SA (I)(L)	907	17,402
Korian	2,067	34,158
Laurent-Perrier SA	374	34,837
Lectra SA	780	5,328
LISI SA	546	38,230
LVL Medical Groupe SA (I)	806	14,044
Maisons France Confort SA	510	12,560
Manitou BF SA (I)(L)	1,754	28,331
Manutan International	963	43,876
Marseill Tunnel Prado-Carena	219	7,638
Medica SA (I)	1,379	24,173
Mersen	2,765	96,005
Metropole Television SA	8,141	121,263
Montupet SA (I)	553	2,591
Naturex	758	51,244
Neopost SA	4,303	304,680
Nexans SA	4,933	289,995
Nexity SA	5,506	128,237
NicOx SA (I)	3,351	3,984
Norbert Dentressangle SA	882	66,015
NRJ Group (I)	492	4,768
Orpea SA (L)	3,018	102,247
PagesJaunes Groupe (L)	13,290	46,189
Parrot SA (I)	844	18,147
Penauille Polyservices SA (I)	11,988	39,215
Pierre & Vacances SA	562	17,936
Rallye SA	3,564	108,187
Recylex SA (I)	2,162	7,752
Remy Cointreau SA	2,840	237,086
Robertet SA	258	41,296
Rubis SA	4,510	253,304
Sa des Ciments Vicat	1,716	93,296
Saft Groupe SA	4,337	127,219
Samse SA	285	20,720

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Sartorius Stedim Biotech	249	$14,586
Seche Environnement	243	9,126
Sechilienne-Sidec SA	2,776	41,465
Sequana SA	1,840	7,795
Societe Industrielle
d’Aviations Latecoere SA (I)	350	3,653
Societe Internationale de
Plantations d’Heveas SA	42	3,342
Societe Television Francaise	14,283	148,373
SOITEC (I)(L)	11,308	58,589
Somfy SA	383	80,819
Sopra Group SA (I)	529	28,845
Stallergenes SA	383	20,106
STEF-TFE Group	1,059	52,194
Sucriere de Pithiviers-Le-Vieil SA	59	126,514
Sword Group	465	8,088
Synergie SA	2,038	22,336
Technicolor SA (I)	8,670	14,430
Teleperformance SA	8,271	162,596
Tessi SA	206	18,586
Theolia SA (I)(L)	6,581	7,991
Toupargel Groupe SA	936	13,221
Transgene SA (I)(L)	1,227	11,687
Trigano SA	2,853	47,060
UBISOFT Entertainment SA (I)	14,527	105,666
Union Financiere de France Banque SA	577	15,115
Vetoquinol SA	170	4,891
Viel & Compagnie SA	6,515	20,231
Vilmorin & Compagnie SA	743	76,735
Virbac SA	628	100,966
VM Materiaux SA	539	18,840
Vranken-Pommery Monopole Group SA	407	14,732

		6,610,963
Gabon - 0.01%
Total Gabon	62	24,658
Germany - 4.44%
Aareal Bank AG (I)	6,420	115,594
ADVA AG Optical Networking (I)	5,896	33,071
Agennix AG (I)	1,121	4,439
Air Berlin PLC (I)	2,101	7,343
Aixtron AG, ADR (L)	3,360	43,949
Amadeus Fire AG	724	26,472
Asian Bamboo AG (L)	1,058	21,307
AUGUSTA Technologie AG	1,041	21,460
Aurubis AG	5,691	323,435
Baader Bank AG	4,116	9,263
Balda AG (I)	3,880	19,891
Bauer AG	995	27,003
BayWa AG	873	37,692
Beate Uhse AG (I)	8,223	3,458
Bechtle AG	2,070	74,996
Bertrandt AG	519	30,055
Bilfinger Berger SE	69	6,300
Biotest AG	323	16,721
Boewe Systec AG (I)	126	21
Borussia Dortmund GmbH &
Company KGaA (I)	6,165	18,032
Carl Zeiss Meditec AG	5,024	99,331
Celesio AG	5,293	84,325
CENIT AG	2,140	14,664
CENTROTEC Sustainable AG	1,362	23,332
Centrotherm Photovoltaics AG	1,431	19,478
Cewe Color Holding AG	730	27,346
Comdirect Bank AG	4,577	46,690

98

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
CompuGroup Medical AG	626	$6,861
Conergy AG (I)(L)	7,464	2,553
Constantin Medien AG (I)	7,438	14,162
CropEnergies AG	1,866	12,680
CTS Eventim AG	2,906	88,234
Curanum AG (I)	5,279	13,762
DAB Bank AG	3,886	16,683
Data Modul AG	635	10,139
Delticom AG	249	23,499
Deufol AG	4,397	6,234
Deutsche Beteiligungs AG	222	4,403
Deutsche Wohnen AG	10,591	148,300
Deutz AG (I)	13,332	71,695
Dialog Semiconductor PLC (I)	6,464	118,607
Douglas Holding AG (L)	3,417	138,296
Drillisch AG	6,749	60,571
Duerr AG	1,766	80,327
DVB Bank AG	110	3,496
ElringKlinger AG	4,637	110,326
Evotec AG (I)	25,197	86,184
Freenet AG	18,757	246,938
Fuchs Petrolub AG	2,751	115,305
Gerresheimer AG	4,151	173,964
Gerry Weber International AG	2,850	88,232
Gesco Aggesco Ag	414	34,888
GFK AG	2,252	100,449
GFT Technologies AG	2,486	8,633
Gigaset AG (I)	2,032	7,349
Gildemeister AG (I)	5,707	77,329
Grammer AG (I)	1,241	20,900
Grenkeleasing AG	1,123	52,814
H&R AG	1,026	22,578
Hamburger Hafen und Logistik AG	2,494	75,795
Hawesko Holding AG	1,116	53,459
Heidelberger Druckmaschinen AG (I)(L)	27,642	54,697
Homag Group AG	716	8,233
Indus Holding AG	2,764	70,207
Interseroh AG	362	24,842
Intershop Communications AG (I)	2,654	8,386
IVG Immobilien AG (I)	10,586	38,105
Jenoptik AG (I)	5,019	33,700
Kloeckner & Company SE (L)	16,165	211,518
Koenig & Bauer AG	1,108	15,827
Kontron AG	6,351	44,975
Krones AG	1,743	90,254
KSB AG	73	43,661
KUKA AG (I)	4,651	90,895
KWS Saat AG	290	56,739
Leoni AG	4,631	171,795
Loewe AG (I)	772	2,682
Manz AG (I)	222	5,060
MasterFlex AG (I)	414	2,611
Mediclin AG	8,179	39,564
Medigene AG (I)	3,374	4,656
MLP AG	6,309	37,337
Mologen AG (I)	1,495	14,585
Morphosys AG (I)	3,337	77,426
MTU Aero Engines Holding AG	2,821	180,396
MVV Energie AG	1,404	45,304
Nemetschek AG	1,050	36,089
Nordex AG (I)(L)	6,023	33,863
Patrizia Immobilien Ag (I)	800	3,928
Pfeiffer Vacuum Technology AG	1,247	115,968
Pfleiderer AG (I)	3,609	1,186
Phoenix Solar AG	220	989

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Plambeck Neue Energien AG	5,657	$11,715
Praktiker A (L)	6,704	15,259
PSI AG Gesellschaft Fuer Produkte und
Systeme der Informationstechnologie	871	17,508
PVA TePla AG	1,400	5,830
Q-Cells AG (I)(L)	3,938	3,478
QSC AG (I)	10,874	34,888
R. Stahl AG	574	16,126
Rational AG	503	115,900
Rheinmetall AG	6,290	303,751
Rhoen-Klinikum AG	18,103	342,049
SAF-Holland SA (I)	3,552	18,723
Sartorius AG	820	35,310
Schaltbau Holding AG	15	1,427
Sedo Holding AG (I)	2,151	6,486
SGL Carbon SE (I)(L)	7,924	475,135
SHB Stuttgarter Finanz & Beteiligungs AG	951	20,280
Singulus Technologies AG (I)	4,961	14,698
Sixt AG	1,547	29,908
SKW Stahl-Metallurgie Holding AG	296	4,938
Sky Deutschland AG (I)	46,953	112,334
SMA Solar Technology AG	721	42,580
Solar Millennium AG (I)(L)	1,423	3,348
Solarworld AG (L)	13,581	56,847
Solon SE (I)	1,838	2,973
Stada Arzneimittel AG	10,586	294,382
STRATEC Biomedical AG	807	33,290
Stroer Out-of-Home Media AG (I)	307	5,222
Suss Microtec AG (I)	1,541	15,738
Symrise AG	14,466	389,185
Tag Immobilien AG (I)	5,972	50,589
Takkt AG	2,729	32,338
Technotrans AG (I)	258	1,512
Tipp24 SE (I)	114	4,857
Tom Tailor Holding Ag (I)	451	8,025
TUI AG (I)(L)	21,877	122,055
Vossloh AG	1,255	128,471
VTG AG	971	16,358
Wacker Construction Equipment AG	2,840	35,865
Washtec AG	1,640	15,130
Wincor Nixdorf AG	4,939	236,559
Wire Card AG	13,327	220,365
Wuerttembergische
Lebensversicherung AG	576	10,453
Xing AG (I)	290	19,631

		8,148,307
Gibraltar - 0.08%
PartyGaming PLC (I)	68,966	147,367
Greece - 0.60%
Agricultural Bank of Greece (I)	2,167	990
Alapis Holding Industrial and
Commercial SA of Pharmaceutical (I)	1,810	78
Anek Lines SA (I)	14,015	2,191
Athens Stock Exchange SA (I)	12,107	41,319
Athens Water Supply and
Sewage Company SA	3,582	12,832
Attica Bank (I)	9,882	2,834
Bank of Greece SA	2,525	45,646
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	4,712
EFG Eurobank Ergasias SA (I)	21,114	14,058
Ellaktor SA	16,528	23,254
Euromedica SA (I)	681	364
Folli Follie Group (I)	4,652	50,040

99

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Forthnet SA (I)	14,320	$3,905
Fourlis SA (I)	4,529	13,357
Frigoglass SA (I)	3,692	19,512
GEK Group of Companies SA	7,981	6,765
Geniki Bank SA (I)	2,122	435
Halcor SA (I)	12,007	8,871
Hellenic Petroleum SA	13,225	116,225
Hellenic
Telecommunications Organization SA	7,452	31,110
Heracles General Cement SA (I)	5,225	13,573
Iaso SA (I)	5,049	4,628
Intracom Holdings SA (I)	28,550	8,327
Intralot SA-integrated Lottery Systems
& Services	9,896	10,722
J&P-Avax SA	7,584	7,008
JUMBO SA (I)	5,622	28,456
Lambrakis Press SA (I)	2,615	458
Marfin Investment Group SA (I)	74,177	43,920
Metka SA	3,117	24,377
Michaniki SA (I)	5,586	1,512
Motor Oil Hellas Corinth Refineries SA (I)	7,998	65,881
Mytilineos Holdings SA (I)	15,661	66,637
Piraeus Bank SA (I)	166,005	65,377
Piraeus Port Authority SA	881	10,442
Public Power Corp. SA	13,908	78,475
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	7,530
Teletypos SA Mega Channel (I)	4,590	1,967
Terna Energy SA	3,843	8,221
Thessaloniki Port Authority SA	488	6,548
Titan Cement Company SA	9,820	157,143
TT Hellenic Postbank SA (I)	20,725	15,816
Viohalco SA (I)	18,237	77,349

		1,102,865
Hong Kong - 2.33%
Alco Holdings, Ltd.	54,000	18,686
Allied Group, Ltd.	18,000	44,023
Allied Properties HK, Ltd.	726,000	95,879
Apac Resources, Ltd. (I)	720,000	29,807
Artel Solutions Group Holdings, Ltd. (I)	565,000	7,667
Asia Financial Holdings, Ltd.	66,000	23,121
Asia Satellite Telecom
Holdings Company, Ltd.	26,220	52,266
Asia Standard International Group (I)	162,000	25,875
Associated International Hotels, Ltd.	26,000	51,205
Bonjour Holdings, Ltd.	272,000	43,609
Bright International Group, Ltd. (I)	406,000	4,233
Burwill Holdings Ltd. (I)	464,000	6,461
C Y Foundation Group, Ltd. (I)	605,000	9,112
Cafe de Coral Holdings, Ltd.	22,000	53,047
Century City International Holdings, Ltd.	164,000	10,709
Champion Technology Holdings, Ltd.	489,743	6,696
Chen Hsong Holdings, Ltd.	40,000	13,433
Chevalier International Holdings, Ltd.	24,000	24,991
Chevalier Pacific Holdings, Ltd. (I)	125,000	3,455
China Energy
Development Holdings, Ltd. (I)	658,000	8,964
China Metal International Holdings, Inc.	58,000	11,315
China Oriental Culture Group, Ltd. (I)	308,000	22,893
China Overseas Grand
Oceans Group, Ltd. (I)	9,000	7,119
China Public Procurement, Ltd. (I)	312,000	27,309
China Resources and
Transportation Group, Ltd. (I)	1,100,000	42,670

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Solar Energy Holdings, Ltd. (I)	1,270,000	$11,370
China Strategic Holdings, Ltd. (I)	610,000	13,173
China Ting Group Holdings, Ltd.	124,000	6,732
China WindPower Group, Ltd. (I)	560,000	24,522
Chong Hing Bank, Ltd.	32,000	58,985
Chow Sang Sang
Holdings International, Ltd.	2,000	5,678
Chu Kong Shipping
Development Company, Ltd.	22,000	3,431
Chuang’s Consortium International, Ltd.	164,021	17,159
Citic Telecom International Holdings, Ltd.	219,000	48,837
City Telecom HK, Ltd., ADR	1,717	19,179
CK Life Sciences
International Holdings, Inc.	532,000	25,354
Cosway Corp. Ltd. (I)	35,000	4,576
CP Lotus, Corp. (I)	280,000	7,772
Cross-Harbour Holdings, Ltd.	22,000	17,451
CSI Properties, Ltd	650,000	16,621
CST Mining Group, Ltd. (I)	2,383,040	26,789
Dah Sing Financial Holdings, Ltd.	6,800	19,746
Dickson Concepts International, Ltd.	37,000	19,200
Digitalhongkong.com (I)	908	107
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	18,173
Emperor International Holdings, Ltd.	320,250	57,438
Emperor Watch & Jewellery, Ltd.	400,000	58,294
Enm Holdings, Ltd. (I)	60,000	4,715
eSun Holdings, Ltd. (I)	113,000	15,912
EVA Precision Industrial Holdings, Ltd.	160,000	43,815
Fairwood, Ltd.	4,000	5,377
Far East Consortium International, Ltd.	212,992	29,288
First Natural Foods Holdings, Ltd. (I)	375,000	0
G-Resources Group, Ltd. (I)	2,643,000	168,745
Get Nice Holdings, Ltd.	246,000	10,276
Giordano International, Ltd.	221,708	170,271
Glorious Sun Enterprises, Ltd.	88,000	28,851
Goldin Properties Holdings, Ltd. (I)	89,000	21,624
Guangnan Holdings, Ltd.	108,000	13,772
Haitong International
Securities Group, Ltd.	36,347	14,404
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hang Ten Group Holdings, Ltd.	30,000	6,718
Harbour Centre Development, Ltd.	37,500	42,649
HKR International, Ltd. (I)	114,400	37,957
Hongkong Chinese, Ltd.	126,000	25,048
Hung Hing Printing Group, Ltd.	76,216	15,867
Hutchison Harbour Ring, Ltd.	292,000	23,663
Hybrid Kinetic Group, Ltd. (I)	650,000	7,128
HyComm Wireless, Ltd. (I)	26,000	4,766
I-CABLE Communications, Ltd. (I)	179,000	9,998
I.T, Ltd.	126,808	76,696
Imagi International Holdings, Ltd. (I)	87,500	2,622
iOne Holdings, Ltd.	720,000	5,577
Jinchuan Group International
Resources Company, Ltd. (I)	34,000	10,437
Jinhui Holdings, Ltd. (I)	42,000	7,418
JLF Investment Company, Ltd.	70,000	4,756
K Wah International Holdings, Ltd.	294,683	78,169
Keck Seng Investments, Ltd.	1,000	426
King Stone Energy Group, Ltd. (I)	120,000	9,415
Kingston Financial Group, Ltd.	754,000	80,386
Kowloon Development Company, Ltd.	77,000	65,212
Lai Sun Development (I)	632,000	8,631
Lee & Man Handbags Holding, Ltd.	80,000	6,225
Lee & Man Holding, Ltd.	80,000	51,397

100

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lippo China Resources, Ltd.	666,000	$14,309
Lippo, Ltd. (I)	31,250	10,556
Liu Chong Hing Investment	30,000	29,403
Luk Fook Holdings International, Ltd.	8,000	33,348
Lung Kee Holdings, Ltd.	48,000	23,213
Media Chinese International, Ltd.	30,000	8,689
Melco International Development Ltd.	186,000	147,775
Midland Holdings, Ltd.	128,000	63,164
Ming Fai International Holdings, Ltd.	41,000	5,934
Ming Fung Jewellery Group, Ltd. (I)	170,000	11,656
Miramar Hotel &
Investment Company, Ltd.	8,000	8,753
Mongolia Energy Company, Ltd. (I)	130,000	14,035
Nan Nan Resources Enterprise, Ltd. (I)	94,000	9,026
Natural Beauty Bio-Technology, Ltd.	230,000	33,484
Neo-Neon Holdings, Ltd. (I)	76,500	15,174
New Times Energy Corp., Ltd. (I)	24,400	1,663
NewOcean Energy Holdings, Ltd.	196,000	38,760
Norstar Founders Group, Ltd. (I)	168,000	15,786
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	12,849
Pacific Andes International Holdings, Ltd.	228,580	21,766
Pacific Basin Shipping, Ltd.	279,000	126,076
Pacific Century
Premium Developments, Ltd. (I)	111,000	16,708
Pacific Textile Holdings, Ltd.	116,000	73,834
Paliburg Holdings, Ltd.	71,380	21,689
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Innovation, Ltd.	216,000	20,061
Pico Far East Holdings, Ltd.	126,000	23,443
PME Group, Ltd. (I)	70,000	1,634
PNG Resources Holdings, Ltd. (I)	88,000	1,184
Polytec Asset Holdings, Ltd.	210,000	19,380
Public Financial Holdings, Ltd.	48,000	22,305
PYI Corp., Ltd.	801	22
Regal Hotels International Holdings, Ltd.	83,200	27,286
Rising Development Holdings (I)	104,000	12,638
Royale Furniture Holdings Ltd	72,000	19,492
Samling Global, Ltd.	380,000	19,254
SEA Holdings, Ltd.	52,000	23,136
Shenyin Wanguo Hk, Ltd.	75,000	22,423
Shun Tak Holdings, Ltd. (I)	254,000	112,746
Sing Tao News Corp., Ltd.	58,000	8,372
Singamas Container Holdings, Ltd.	180,000	38,767
Sino-Tech International Holdings, Ltd. (I)	420,000	5,624
Sinocop Resources Holdings, Ltd. (I)	250,000	25,101
SmarTone
Telecommunications Holdings, Ltd.	71,000	123,979
SOCAM Development, Ltd.	74,927	67,667
Sun Hung Kai & Company, Ltd.	50,968	27,506
Sun Innovation Holdings, Ltd. (I)	400,000	6,461
Superb Summit International
Timber Company, Ltd. (I)	378,000	14,664
Tack Fat Group International, Ltd. (I)	2,000	36
Tack Hsin Holdings (I)	6,000	1,399
TAI Cheung Holdings, Ltd.	66,000	41,293
Tan Chong International, Ltd.	63,000	15,891
Texhong Textile Group, Ltd.	24,000	6,391
Theme International Holdings, Ltd. (I)	220,000	7,609
Titan Petrochemicals Group, Ltd. (I)	600,000	37,956
Tom Group Ltdtom Group Ltd. (I)	154,000	13,535
Tongda Group Holdings Ltdtongda
Group Holdings Ltd.	660,000	19,052
Tonic Industries Holdings, Ltd. (I)	4,000	319
Transport International Holdings, Ltd.	43,200	85,727

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
TSC Offshore Group, Ltd. (I)	26,000	$3,924
Tse Sui Luen Jewellery International, Ltd.	36,000	27,408
United Laboratories, Ltd. (L)	42,000	24,266
United Power Investment, Ltd. (I)	828,000	10,925
Value Partners Group, Ltd.	58,000	34,095
Varitronix International
Ltdvaritronix International Ltd.	28,000	11,610
Victory City International Holdings, Ltd.	153,908	18,599
Vitasoy International Holdings, Ltd.	146,000	106,129
VST Holdings Company, Ltd. (I)	88,000	12,501
Wah Nam International Holdings, Ltd. (I)	523,430	41,705
Wai Kee Holdings, Ltd.	72,000	11,770
Wing On Company International, Ltd.	17,000	33,669
Wing Tai Properties, Ltd.	38,000	12,997
Winteam Pharmaceutical Group, Ltd. (I)	212,000	34,565
YGM Trading, Ltd.	10,000	21,923

		4,269,432
Ireland - 1.25%
Aer Lingus (I)	25,626	24,848
Beazley PLC	87,092	186,154
C&C Group PLC	46,372	190,096
Charter International PLC (L)	23,693	347,133
DCC PLC	12,042	292,044
FBD Holdings PLC (I)	4,678	41,238
Glanbia PLC (Dublin Exchange)	15,698	98,177
Grafton Group PLC	22,961	78,846
Greencore Group PLC	4,568	4,559
IFG Group PLC (I)	19,878	28,050
Independent News & Media PLC (I)	30,840	8,951
Irish Continental Group PLC	2,561	48,906
Kenmare Resources PLC (I)	209,013	116,358
Kingspan Group PLC (I)	26,276	235,673
McInerney Holdings PLC (I)	20,779	1,106
Paddy Power PLC	6,120	333,553
Paddy Power PLC - London Exchange	230	12,226
Smurfit Kappa Group PLC (I)	28,993	176,171
United Drug PLC	27,064	70,224

		2,294,313
Isle Of Man - 0.02%
Hansard Global PLC	11,952	30,242
Israel - 0.78%
Africa Israel Investments, Ltd. (I)	8,854	29,870
AL-ROV Israel, Ltd. (I)	370	8,716
Alvarion, Ltd. (I)	5,360	4,664
Bayside Land Corp.	11	2,278
Ceragon Networks, Ltd. (I)	691	5,571
Clal Biotechnology Industries, Ltd. (I)	5,223	28,612
Clal Industries & Investments, Ltd.	10,617	47,692
Clal Insurance Enterprise Holdings, Ltd.	3,648	52,792
Delek Automotive Systems, Ltd. (I)	4,929	34,829
Electra Israel, Ltd.	114	9,916
EZchip Semiconductor, Ltd. (I)	1,929	60,784
First International Bank of Israel, Ltd. (I)	5,079	50,679
Frutarom Industries, Ltd.	7,174	60,716
Fundtech, Ltd.	498	11,569
Gilat Satellite Networks, Ltd. (I)	2,000	7,260
Given Imaging, Ltd. (I)	307	5,453
Hadera Paper, Ltd. (I)	503	21,178
Harel Insurance Investments &
Financial Services, Ltd.	1,198	44,577
Hot Telecommunication System, Ltd. (I)	2,631	35,250
Industrial Buildings Corp.	3,013	4,547
Ituran Location & Control, Ltd.	1,736	22,086

101

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Jerusalem Oil Exploration (I)	705	$11,542
Kamada, Ltd. (I)	43	235
Kardan Yazamut, Ltd. (I)	1,745	232
Matrix IT, Ltd.	2,531	12,930
Melisron, Ltd.	173	2,725
Mellanox Technologies, Ltd. (I)	5,397	188,627
Menorah Mivtachim Holdings, Ltd. (I)	4,526	35,112
Nitsba Holdings 1995, Ltd. (I)	1,625	13,786
Oil Refineries, Ltd. (I)	204,443	109,821
Ormat Industries, Ltd.	10,674	61,510
Osem Investments, Ltd.	5,160	77,294
Paz Oil Company, Ltd.	588	71,977
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	27,941
Retalix, Ltd. (I)	3,157	46,410
Shikun & Binui, Ltd.	35,668	68,446
Shufersal, Ltd.	17,277	66,367
Strauss Group, Ltd.	4,648	60,131
The Phoenix Holdings, Ltd.	5,158	11,853
Tower Semiconductor, Ltd. (I)	25,831	17,465

		1,433,443
Italy - 2.68%
ACEA SpA	12,237	89,647
Acegas-APS SpA	2,167	9,937
Aedes SpA (I)	29,353	2,152
Aeroporto di Venezia Marco Polo SpA	3,465	29,565
Alerion Cleanpower SpA	3,853	21,241
Amplifon SpA	16,861	71,265
Ansaldo STS SpA	14,254	141,564
Astaldi SpA	12,896	82,600
Autogrill SpA	12,864	133,954
Azimut Holding SpA	19,417	155,417
Banca Finnat Euramerica SpA	10,675	3,705
Banca Generali SpA	10,115	99,179
Banca IFIS SpA	5,519	30,161
Banca Popolare dell’emilia
Romagna SCRL	31,809	237,900
Banca Popolare dell’Etruria e del
Lazio SpA (I)	8,572	13,187
Banca Popolare di Milano SpA	272,065	101,144
Banca Popolare di Sondrio SCRL	40,575	347,131
Banca Profilo SpA	23,984	8,329
Banco di Desio e della Brianza SpA	4,149	16,580
BasicNet SpA	1,902	5,423
Benetton Group SpA	8,658	42,574
Brembo SpA	6,211	59,787
Buongiorno SpA (I)	9,345	12,729
Buzzi Unicem SpA (I)	14,571	134,108
Caltagirone Editore SpA	5,211	7,322
Caltagirone SpA	3,553	6,385
Cementir SpA	6,234	12,497
CIR-Compagnie Industriali Riunite SpA	61,877	105,736
Credito Artigiano SpA	23,255	22,637
Credito Bergamasco SpA	711	18,092
Credito Emiliano SpA	16,311	63,583
Danieli & C Officine Meccaniche SpA	3,157	70,896
De Longhi SpA	18,320	193,259
DeA Capital SpA (I)	4,303	7,607
DiaSorin SpA	3,295	95,849
Digital Multimedia Technologies SpA (I)	1,056	22,462
EEMS Italia SpA (I)	5,583	4,622
ERG SpA	10,331	131,544
ErgyCapital SpA (I)	175	63
Esprinet SpA	2,846	9,719

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Eurotech SpA (I)	3,019	$6,514
Falck Renewables SpA	12,963	14,001
Fiera Milano SpA (I)	2,228	10,819
Gemina SpA (I)	71,401	62,994
Geox SpA	12,899	40,939
Gruppo Beghelli SpA	11,564	6,886
Gruppo Editoriale L’Espresso SpA	19,434	33,563
Hera SpA	79,274	115,452
IMMSI SpA	20,642	16,803
Impregilo SpA	47,024	137,188
Indesit Company SpA	7,870	41,959
Industria Macchine Automatiche SpA	1,088	19,185
Interpump SpA	9,369	61,170
Iren SpA	58,545	56,161
Italcementi SpA (L)	11,680	73,614
Italmobiliare SpA	922	19,833
Juventus Football Club SpA (I)(L)	8,911	6,380
KME Group SpA	26,355	10,829
Landi Renzo SpA	9,280	13,734
Lottomatica SpA (I)	7,609	117,449
Maire Tecnimont SpA	17,000	25,797
Marcolin SpA	2,926	14,656
MARR SpA	3,721	34,978
Mediolanum SpA	28,550	104,732
Milano Assicurazioni SpA (I)	25,516	8,597
Mondadori (Arnoldo) Editore SpA	17,499	34,380
Nice SpA	3,458	11,507
Panariagroup Industrie Ceramiche SpA (I)	3,544	4,490
Piaggio & C SpA	22,777	67,180
Piccolo Credito Valtellinese SCRL	29,159	67,332
Prelios SpA (I)	55,202	6,415
Premafin Finanziaria SpA (I)	26,879	5,285
Prysmian SpA	8,998	122,981
RCS Mediagroup SpA (I)	4,840	5,057
Recordati SpA	14,919	114,622
Sabaf SpA	962	16,058
Safilo Group SpA (I)	3,100	20,768
Saras SpA (I)	49,911	78,518
Seat Pagine Gialle SpA (I)	130,315	5,443
Snai SpA (I)	2,766	6,659
Societa Iniziative Autostradali e
Servizi SpA	9,835	74,437
Societa’ Cattolica di Assicurazioni SCRL	6,775	136,272
Socotherm SpA (I)	2,703	248
Sogefi SpA	7,700	22,914
SOL SpA	6,441	35,681
Sorin SpA (I)	67,066	117,292
Stefanel SpA (I)	11,908	5,143
Telecom Italia Media SpA (I)	23,548	5,070
Tod’s SpA	1,162	107,730
Trevi Finanziaria SpA	6,032	48,268
Unipol Gruppo Finanziario SpA, ADR (I)	33,388	11,200
Vianini Lavori SpA	4,074	18,633
Yoox Spa (I)	6,638	86,175
Zignago Vetro SpA	1,547	9,134

		4,920,677
Japan - 23.57%
Accordia Golf Company, Ltd.	148	114,770
Achilles Corp.	20,000	27,398
ADEKA Corp.	13,391	129,099
Aderans Company, Ltd. (I)	4,600	49,279
Advanex, Inc. (I)	2,000	1,451
Aeon Delight Company, Ltd.	3,100	66,492
Aeon Fantasy Company, Ltd.	300	4,622

102

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ahresty Corp.	800	$4,989
AI Holdings Corp.	4,300	18,877
Aica Kogyo Company, Ltd.	9,000	122,880
Aichi Bank, Ltd.	1,600	98,039
Aichi Machine Industry Company, Ltd.	7,000	20,470
Aichi Steel Corp.	19,000	99,890
Aichi Tokei Denki Company, Ltd.	6,000	19,644
Aida Engineering, Ltd.	7,500	39,797
Ain Pharmaciez, Inc.	900	40,270
Aiphone Company, Ltd.	1,900	37,808
Aisan Industry Company, Ltd.	3,200	26,365
Akebono Brake Industry Company, Ltd.	7,200	32,704
Akita Bank, Ltd.	35,000	104,710
Alpen Company, Ltd.	2,000	34,265
Alpha Corp.	1,000	10,771
Alpha Systems, Inc.	600	7,912
Alpine Electronics, Inc.	5,815	67,724
Alps Logistics Company, Ltd.	2,000	18,473
Amano Corp.	11,800	105,884
Amiyaki Tei Company., Ltd.	3	7,624
Ando Corp.	10,000	11,732
Anest Iwata Corp.	6,000	23,971
Anritsu Corp. (L)	10,297	116,814
AOC Holdings, Inc.	3,400	20,657
AOKI Holdings, Inc.	3,200	47,857
Aomori Bank, Ltd.	21,000	65,899
Aoyama Trading Company, Ltd.	10,800	175,979
Arakawa Chemical Industries, Ltd.	1,700	13,950
Arc Land Sakamoto Company, Ltd. (I)	2,700	46,392
Arcs Company, Ltd.	5,885	112,364
Ariake Japan Company, Ltd.	3,200	61,004
Arisawa Manufacturing Company, Ltd.	3,200	12,941
Arnest One Corp.	6,500	66,522
AS ONE CORP.	2,100	43,144
Asahi Company, Ltd. (I)	2,600	54,041
Asahi Diamond Industrial Company, Ltd.	10,000	139,583
Asahi Holdings, Inc.	3,700	74,638
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	20,437
Asahi TEC Corp. (I)	45,000	13,205
ASATSU-DK, Inc.	4,800	119,858
ASKA Pharmaceutical Company, Ltd.	3,000	19,510
ASKUL Corp.	3,000	41,193
Asunaro Aoki Construction Company, Ltd.	4,000	20,738
Atom Corp. (I)(L)	16,700	59,322
Atsugi Company, Ltd.	22,000	27,257
Autobacs Seven Company, Ltd.	4,500	208,777
Avex Group Holdings, Inc.	5,000	56,996
Bando Chemical Industries, Ltd.	12,000	48,021
Bank of Iwate, Ltd.	2,500	118,811
Bank of Nagoya, Ltd.	22,000	76,964
Bank of Okinawa, Ltd.	3,088	142,141
Bank of Saga, Ltd.	22,000	57,739
Bank of the Ryukyus, Ltd.	5,700	71,290
Belc Company, Ltd.	100	1,459
Belluna Company, Ltd.	4,950	37,308
Best Denki Company, Ltd. (I)	6,500	17,613
BIC Camera, Inc.	98	53,806
BML, Inc.	1,500	37,215
Bookoff Corp.	2,100	17,781
Bunka Shutter Company, Ltd.	6,000	20,955
CAC Corp.	2,100	16,373
Calsonic Kansei Corp.	25,000	144,272
Can Do Company, Ltd.	18	19,734
Canon Electronics, Inc.	3,000	78,114

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
CAPCOM Company, Ltd.	6,700	$171,206
Carchs Holdings Company, Ltd. (I)	29,500	10,270
Cawachi, Ltd.	2,200	43,058
Central Glass Company, Ltd.	29,432	143,541
Chiyoda Company, Ltd.	4,200	69,212
Chiyoda Integre Company, Ltd.	1,600	20,746
Chofu Seisakusho Company, Ltd.	2,800	76,874
Chori Company, Ltd.	23,000	25,678
Chubu Shiryo Company, Ltd.	3,000	18,476
Chudenko Corp.	6,700	72,792
Chuetsu Pulp & Paper Company, Ltd.	10,000	16,240
Chugai Mining Company, Ltd. (I)	34,900	8,149
Chugai Ro Company, Ltd.	8,000	27,729
Chugoku Marine Paints, Ltd.	11,000	74,161
Chukyo Bank, Ltd.	18,000	46,188
Chuo Denki Kogyo Company, Ltd.	2,000	8,794
Chuo Gyorui Company, Ltd.	3,000	6,666
Circle K Sunkus Company, Ltd.	6,300	103,356
CKD Corp.	5,700	42,688
Clarion Company, Ltd. (I)	20,000	34,441
Cleanup Corp.	1,000	6,428
CMIC Company, Ltd.	1,400	23,113
CMK Corp. (I)	4,000	14,727
Coca-Cola Central Japan Company, Ltd.	4,300	55,872
Cocokara Fine Holdings, Inc.	2,630	70,747
Colowide Company, Ltd.	6,500	43,155
Computer Engineering & Consulting, Ltd.	1,500	7,121
COMSYS Holdings Corp.	15,100	154,353
Corona Corp.	3,100	51,179
Cosel Company, Ltd. (L)	3,100	40,633
Cosmos Pharmaceutical Corp.	1,800	87,594
Cybozu, Inc.	45	13,240
Dai Nippon Toryo Company, Ltd.	12,000	13,966
Dai-Dan Company, Ltd.	5,000	31,172
Daibiru Corp.	10,100	67,815
Daido Metal Company, Ltd.	5,000	51,325
Daidoh, Ltd.	2,500	22,970
Daifuku Company, Ltd.	12,000	63,608
Daihen Corp.	16,000	58,075
Daiho Corp.	10,000	12,074
Daiichi Chuo Kisen Kaisha, Ltd. (I)	20,000	26,523
Daiichi Jitsugyo Company, Ltd.	6,000	23,922
Daiichi Kigenso Kagaku-
Kogyo Company, Ltd.	900	37,527
Daiken Corp.	15,000	44,369
Daiki Aluminium Industry Company, Ltd.	5,000	24,410
Daiko Clearing Services Corp.	3,000	9,257
Daikoku Denki Company, Ltd.	1,600	14,253
Daikyo, Inc. (I)	19,144	37,136
Dainichi Company, Ltd.	2,100	21,989
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	9,000	40,548
Daio Paper Corp. (L)	13,000	91,578
Daisan Bank, Ltd.	28,000	58,625
Daiseki Company, Ltd. (L)	5,500	98,209
Daishi Bank, Ltd.	2,000	6,727
Daiso Company, Ltd.	8,000	27,078
Daisyo Corp.	1,100	13,616
Daiwa Industries, Ltd.	5,000	26,811
Daiwabo Holdings Company, Ltd.	13,000	30,654
DCM Japan Holdings Company, Ltd.	9,520	71,952
Denki Kogyo Company, Ltd.	7,000	24,072
Denyo Company, Ltd.	3,100	39,844
Descente, Ltd.	9,000	49,413
Doshisha Company, Ltd.	2,300	60,989

103

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Doutor Nichires Holdings Company, Ltd.	4,793	$61,367
Dr. Ci:Labo Company, Ltd.	20	123,485
DTS Corp.	2,700	32,198
Duskin Company, Ltd.	8,900	173,483
Dwango Company, Ltd.	14	25,056
Dydo Drinco, Inc.	1,500	58,643
eAccess, Ltd. (L)	224	51,158
Eagle Industry Company, Ltd.	6,000	49,423
Earth Chemical Company, Ltd.	1,900	71,149
EDION Corp.	11,300	88,475
Ehime Bank, Ltd.	20,253	60,551
Eighteenth Bank, Ltd.	30,000	80,229
Eiken Chemical Company, Ltd.	1,600	20,847
Eizo Nanao Corp.	2,800	55,215
Elematec Corp. (L)	2,600	43,041
Enplas Corp.	1,800	32,591
EPS Company, Ltd.	24	49,630
Espec Corp.	2,400	14,753
Exedy Corp.	800	23,950
F&A Aqua Holdings, Inc.	2,900	27,858
F-Tech, Inc.	100	1,122
Falco Biosystems, Ltd.	1,500	17,470
Fancl Corp.	5,200	72,913
FCC Company, Ltd.	5,700	121,662
FDK Corp. (I)	21,000	22,350
Fidea Holdings Company, Ltd.	3,400	9,144
Foster Electric Company, Ltd.	2,800	41,650
FP Corp.	2,000	130,752
France Bed Holdings Company, Ltd.	14,000	23,792
Fudo Tetra Corp. (I)	13,700	27,729
Fuji Company, Ltd.	3,000	71,553
Fuji Corp., Ltd.	2,600	12,273
Fuji Electronics Company, Ltd.	2,300	30,363
Fuji Kosan Company, Ltd. (I)	11,000	10,030
Fuji Kyuko Company, Ltd.	8,000	46,614
Fuji Oil Company, Ltd.	9,900	140,410
Fuji Seal International, Inc.	3,500	65,359
Fuji Soft, Inc.	4,300	72,853
Fujibo Holdings, Inc.	9,000	18,691
Fujicco Company, Ltd.	3,000	36,603
Fujikura Kasei Company, Ltd.	3,400	16,382
Fujimi, Inc. (I)	2,500	29,325
Fujimori Kogyo Company, Ltd.	1,700	25,148
Fujita Kanko, Inc.	8,000	28,703
Fujitec Company, Ltd.	8,000	43,985
Fujitsu Frontech, Ltd.	2,000	12,126
Fujitsu General, Ltd.	7,000	38,657
Fujiya Company, Ltd. (I)	16,000	35,436
Fukui Bank, Ltd.	38,188	123,346
Fukushima Bank, Ltd. (I)	23,000	11,563
Fukuyama Transporting Company, Ltd.	5,000	28,324
Fumakilla, Ltd.	3,000	11,801
Funai Consulting Company, Ltd.	3,100	21,483
Funai Electric Company, Ltd.	3,500	75,966
Furukawa Battery Company, Ltd.	1,231	5,777
Furukawa Company, Ltd. (I)	26,000	21,626
Furukawa-Sky Aluminum Corp.	16,000	36,313
Fuso Pharmaceutical Industries, Ltd.	8,000	21,127
Futaba Corp.	5,657	97,957
Futaba Industrial Company, Ltd.	5,600	34,353
Fuyo General Lease Company, Ltd.	3,700	127,241
Gakken Company, Ltd.	6,000	11,913
Gecoss Corp.	4,000	16,235
Geo Corp. (L)	68	73,451
GLOBERIDE, Inc.	10,000	10,422

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Glory, Ltd.	300	$6,466
GMO Internet, Inc.	10,000	39,081
Godo Steel, Ltd.	12,000	30,072
Goldcrest Company, Ltd.	3,070	51,442
GSI Creos Corp. (I)	11,000	14,255
Gulliver International Company, Ltd.	1,300	55,164
Gun-Ei Chemical Industry Company, Ltd.	6,000	14,329
Gunze, Ltd.	21,000	60,573
H20 Retailing Corp.	18,000	135,677
Hakuto Company, Ltd.	1,500	13,693
Hakuyosha Company, Ltd.	5,000	13,773
Hamakyorex Company, Ltd.	1,300	39,624
Hanwa Company, Ltd.	32,000	139,119
Harashin Narus Holdings Company, Ltd.	2,000	32,354
Haruyama Trading Company, Ltd.	2,700	12,107
Hayashikane Sangyo Company, Ltd. (I)	4,000	3,339
Hazama Corp. (I)	10,600	26,073
Heiwa Corp.	200	3,599
Heiwa Real Estate Company, Ltd.	14,500	29,162
Heiwado Company, Ltd.	4,500	58,311
Hibiya Engineering, Ltd.	3,500	35,934
Higashi-Nippon Bank, Ltd.	17,000	35,357
Higo Bank, Ltd.	21,000	118,740
Hikari Tsushin, Inc.	4,600	117,512
Hioki Ee Corp.	400	7,212
HIS Company, Ltd.	3,300	81,821
Hisaka Works, Ltd.	3,000	32,584
Hitachi Cable, Ltd. (I)	30,000	63,416
Hitachi Koki Company, Ltd.	8,700	64,264
Hitachi Kokusai Electric, Inc.	10,000	80,137
Hitachi Medical Corp.	2,000	21,071
Hitachi Tool Engineering, Ltd.	2,500	25,916
Hitachi Zosen Corp.	91,000	119,242
Hodogaya Chemical Company, Ltd.	5,000	15,879
Hogy Medical Company, Ltd.	2,500	102,825
Hokkaido Gas Company, Ltd.	2,000	6,767
Hokkan Holdings, Ltd.	7,000	20,454
Hokuetsu Bank, Ltd.	22,000	45,304
Hokuetsu Paper Mills, Ltd.	18,000	114,019
Hokuriku Electric Industry Company, Ltd.	7,000	10,440
Hokuto Corp.	4,200	89,712
Honeys Company, Ltd.	2,800	35,472
Horiba, Ltd.	3,992	125,640
Hoshizaki Electric Company, Ltd.	3,800	96,867
Hosiden Corp.	8,800	61,932
Howa Machinery, Ltd. (I)	20,000	16,383
Hyakujushi Bank, Ltd.	15,000	71,636
I Metal Technology Company, Ltd.	4,000	6,506
IBJ Leasing Company, Ltd.	2,900	60,291
Ichibanya Company, Ltd.	700	20,867
Ichikoh Industries, Ltd. (I)	6,000	10,647
Ichiyoshi Securities Company, Ltd.	4,500	22,528
ICOM, Inc.	1,000	26,000
IDEC Corp.	4,900	50,255
Ihara Chemical Industry Company, Ltd.	7,000	24,241
Iida Home Max (I)	5,600	45,351
Iino Kaiun Kaisha, Ltd.	12,400	57,888
Ikyu Corp.	35	14,752
Imasen Electric Industrial	1,300	16,162
Imperial Hotel, Ltd.	2,200	50,001
Inaba Denki Sangyo Company, Ltd.	3,100	89,204
Inaba Seisakusho Company, Ltd.	1,900	22,436
Inabata & Company, Ltd.	5,700	33,447
Inageya Company, Ltd.	6,000	68,775
Ines Corp.	3,700	26,446

104

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Intage, Inc.	600	$11,382
Internet Initiative Japan, Inc.	1	3,872
Inui Steamship Company, Ltd.	2,300	7,644
Ise Chemical Corp.	3,000	15,954
Iseki & Company, Ltd. (I)	21,000	47,170
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	39,728
Ishii Hyoki Company, Ltd. (I)	1,000	3,155
IT Holdings Corp.	8,600	97,197
ITC Networks Corp.	4,500	27,429
Itochu Enex Company, Ltd.	9,000	50,974
Itochu-Shokuhin Company, Ltd.	600	20,722
Itoham Foods, Inc.	24,000	92,287
Itoki Corpitoki Corp.	4,300	9,477
Iwai Securities Company, Ltd.	1,500	4,644
Iwasaki Electric Company, Ltd. (I)	6,000	12,912
Iwatani International Corp.	26,000	91,234
Izumi Company, Ltd.	1,900	28,486
Izumiya Company, Ltd.	12,773	64,003
J-Oil Mills, Inc.	13,000	36,278
Jalux, Inc.	1,500	14,088
Jamco Corp.	3,000	17,433
Japan Airport Terminal Company, Ltd.	5,800	84,179
Japan Aviation Electronics Industry, Ltd.	13,000	94,791
Japan Cash Machine Company, Ltd.	1,800	14,887
Japan Digital Laboratory Company, Ltd.	2,400	23,036
Japan Drilling Company, Ltd.	700	22,891
Japan Pulp & Paper Company, Ltd.	14,000	50,261
Japan Pure Chemical Company, Ltd.	6	17,748
Japan Transcity Corp., Ltd.	8,000	24,868
Japan Vilene Company, Ltd.	3,000	12,367
Japan Wool Textile Company, Ltd.	10,000	72,087
Jastec Company, Ltd.	2,100	12,277
Jeol, Ltd.	8,000	21,650
JFE Shoji Holdings, Inc.	22,000	92,818
JK Holdings Company, Ltd.	3,600	16,299
Joban Kosan Company, Ltd. (I)	8,000	8,027
Joshin Denki Company, Ltd.	7,000	78,369
JSP Corp.	2,800	39,221
Juki Corp.	19,000	45,967
Juroku Bank, Ltd.	40,000	135,220
JVC Kenwood Holdings, Ltd. (I)	6,428	27,096
kabu.com Securities Company, Ltd.	8,500	24,996
Kabuki-Za Company, Ltd.	1,000	46,614
Kadokawa Holdings, Inc. (L)	3,000	104,311
Kaga Electronics Company, Ltd.	2,700	28,021
Kagoshima Bank, Ltd.	10,000	69,848
Kakaku.com, Inc.	1,800	69,272
Kaken Pharmaceutical Company, Ltd.	11,000	133,763
Kameda Seika Company, Ltd.	1,900	35,551
Kamei Corp.	3,000	26,704
Kanaden Corp.	4,000	26,797
Kanagawa Chuo Kotsu Company, Ltd.	6,000	31,869
Kanamoto Company, Ltd.	3,000	19,506
Kandenko Company, Ltd.	7,000	29,934
Kanematsu Corp. (I)	37,000	35,724
Kanematsu Electronics, Ltd.	2,300	22,619
Kanto Auto Works, Ltd.	9,600	79,387
Kanto Denka Kogyo Company, Ltd.	5,000	20,364
Kanto Natural Gas Development, Ltd.	4,000	21,336
Kappa Create Company, Ltd.	2,600	59,216
Kasai Kogyo Company, Ltd.	1,000	5,182
Kasumi Company, Ltd.	5,100	32,877
Katakura Industries Company, Ltd.	3,100	29,734
Kato Sangyo Company, Ltd.	3,100	64,235
Kato Works Company, Ltd.	5,000	13,917

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	$20,769
Kawasumi Laboratories, Inc.	2,000	11,372
Keihanshin Real Estate Company, Ltd.	2,800	12,796
Keihin Company, Ltd.	10,000	11,231
Keihin Corp.	1,500	23,604
Keiyo Bank, Ltd.	3,000	15,151
Keiyo Company, Ltd. (L)	4,600	27,770
Kenedix, Inc. (I)	332	50,317
Kentucky Fried Chicken Japan, Ltd.	1,000	25,937
KEY Coffee, Inc.	2,000	36,160
Kimoto Company, Ltd.	3,400	24,645
Kimura Chemical Plants Company, Ltd.	1,900	7,742
Kinki Nippon Tourist Company, Ltd. (I)	12,000	12,717
Kinki Sharyo Company, Ltd.	3,000	9,381
Kintetsu World Express, Inc.	2,000	59,558
Kisoji Company, Ltd.	2,800	51,043
Kissei Pharmaceutical Company, Ltd.	5,100	98,877
Kita-Nippon Bank, Ltd.	900	21,269
Kitagawa Iron Works Company, Ltd.	12,000	22,092
Kitano Construction Corp.	8,000	17,555
Kitz Corp.	11,800	49,812
Kiyo Holdings, Inc.	71,395	110,659
Koa Corp.	8,000	79,592
Koatsu Gas Kogyo Company, Ltd.	3,000	17,830
Kohnan Shoji Company, Ltd.	3,300	53,181
Koike Sanso Kogyo Company, Ltd.	5,000	12,942
Kokuyo Company, Ltd.	11,973	85,084
Komatsu Seiren Company, Ltd.	1,000	4,383
Komatsu Wall Industry Company, Ltd.	1,200	13,329
Komeri Company, Ltd.	4,800	147,159
Komori Corp.	9,724	61,033
Konaka Company, Ltd.	4,600	25,656
Kondotec, Inc.	1,600	18,015
Konishi Company, Ltd.	2,600	33,995
Kosaido Company, Ltd. (I)	2,300	5,725
Kose Corp.	2,500	59,042
Kosei Securities Company, Ltd. (I)	10,000	7,305
Kourakuen Corp.	500	7,372
Kumagai Gumi Company, Ltd. (I)	18,000	15,751
Kumiai Chemical Industry Company, Ltd.	4,000	13,730
Kura Corp.	2,000	25,028
Kurabo Industries, Ltd.	19,000	36,893
Kureha Corp.	16,000	77,480
Kuroda Electric Company, Ltd.	6,000	64,592
Kyoden Company, Ltd.	7,000	10,410
Kyodo Printing Company, Ltd.	9,000	22,323
Kyoei Steel, Ltd.	3,800	76,296
Kyoei Tanker Company, Ltd.	5,000	7,174
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	20,447
Kyokuto Securities Company, Ltd.	4,500	25,678
Kyokuyo Company, Ltd.	11,000	25,092
Kyorin Company, Ltd.	8,000	135,378
Kyoritsu Maintenance Company, Ltd.	1,500	25,172
Kyosan Electric
Manufacturing Company, Ltd.	8,000	32,083
Kyoto Kimono Yuzen Company, Ltd.	1,500	17,752
Kyowa Exeo Corp.	13,600	131,576
Kyowa Leather Cloth Company, Ltd.	200	700
Kyudenko Corp.	5,000	30,138
Laox Company, Ltd. (I)	24,000	9,937
Leopalace21 Corp. (I)(L)	15,200	35,242
Life Corp.	5,600	104,389
M3, Inc.	42	208,631
Macnica, Inc.	1,200	26,584

105

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Macromill, Inc.	2,000	$21,616
Maeda Corp.	18,000	65,816
Maeda Road Construction Company, Ltd.	7,000	68,610
Maezawa Kasei Industries Company, Ltd.	2,000	21,135
Maezawa Kyuso Industries Company, Ltd.	1,600	21,932
Makino Milling Machine Company, Ltd.	15,575	109,706
Mandom Corp.	2,970	75,797
Mars Engineering Corp.	1,500	25,592
Marubun Corp.	2,200	8,511
Marudai Food Company, Ltd.	17,000	59,707
Maruei Department
Store Company, Ltd. (I)	7,000	7,366
Maruetsu, Inc.	7,000	25,336
Maruha Group, Inc.	46,815	82,558
Marusan Securities Company, Ltd.	7,461	24,281
Maruwa Company, Ltd.	1,600	71,747
Maruyama Manufacturing Company, Inc.	7,000	15,710
Maruzen Showa Unyu Company, Ltd.	7,000	21,844
Matsuda Sangyo Company, Ltd.	2,020	30,704
Matsuya Company, Ltd. (I)	3,300	18,988
Matsuya Foods Company, Ltd.	400	7,691
Max Company, Ltd.	9,000	105,248
Maxvalu Tokai Company, Ltd.	2,000	27,240
MEC Company, Ltd.	2,400	7,620
Megachips Corp.	1,900	32,677
Megane Top Company, Ltd.	4,500	55,175
Megmilk Snow Brand Company, Ltd.	7,600	147,929
Meidensha Corp.	17,086	61,895
Meiji Shipping Company, Ltd.	3,900	10,953
Meiko Network Japan Company, Ltd.	900	7,848
Meitec Corp.	4,000	77,100
Meito Sangyo Company, Ltd.	900	11,506
Meiwa Estate Company, Ltd.	3,300	14,499
Melco Holdings, Inc.	2,300	62,148
Michinoku Bank, Ltd.	16,000	30,909
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	35,699
Mikuni Corp.	1,000	1,973
Milbon Company, Ltd.	1,100	34,938
Mimasu Semiconductor
Industry Company, Ltd.	2,100	17,461
Minato Bank, Ltd.	28,000	52,989
Ministop Company, Ltd.	1,900	35,353
Mirait Holdings Corp.	6,980	54,610
Misawa Homes Company, Ltd. (I)	1,200	8,327
Mitani Corp.	2,500	28,954
Mito Securities Company, Ltd.	6,000	7,922
Mitsuba Corp.	2,000	13,408
Mitsubishi Kakoki Kaisha, Ltd.	7,000	11,959
Mitsubishi Paper Mills, Ltd. (I)	29,387	27,708
Mitsubishi Pencil Company, Ltd.	2,300	40,791
Mitsubishi Steel
Manufacturing Company, Ltd.	20,000	54,279
Mitsuboshi Belting Company, Ltd.	9,000	48,316
Mitsui High-Tec, Inc. (I)	3,200	14,946
Mitsui Home Company, Ltd.	2,000	9,977
Mitsui Knowledge Industry Company, Ltd.	104	18,027
Mitsui Sugar Company, Ltd.	17,000	59,464
Mitsui-Soko Company, Ltd.	14,000	50,101
Mitsumura Printing Company, Ltd.	4,000	12,789
Mitsuuroko Company, Ltd.	4,000	24,534
Miura Company, Ltd.	4,200	122,702
Miyazaki Bank, Ltd.	26,000	63,903
Miyoshi Oil & Fat Company, Ltd.	7,000	9,493
Mizuho Financial Group, Inc.	35,840	47,013
Mizuno Corp.	16,000	81,917

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mochida Pharmaceutical Company, Ltd.	11,000	$117,508
Modec, Inc.	4,100	68,946
Monex Group, Inc.	251	39,850
Mori Seiki Company, Ltd. (L)	14,600	141,038
Morinaga & Company, Ltd.	33,000	79,153
Morinaga Milk Industry Company, Ltd.	24,000	91,367
Morita Corp.	3,000	16,687
MOS Food Services, Inc.	3,600	70,699
Moshi Moshi Hotline, Inc.	7,500	68,943
Mr. Max Corp.	3,200	12,792
Musashi Seimitsu Industry Company, Ltd.	4,000	89,478
Musashino Bank, Ltd.	5,600	189,180
Mutoh Holdings Company, Ltd.	8,000	20,145
Nachi-Fujikoshi Corp. (L)	29,000	136,651
Nagaileben Company, Ltd.	1,400	18,951
Nagano Bank, Ltd.	5,000	10,583
Nagatanien Company, Ltd.	2,000	23,001
Nakamuraya Company, Ltd.	6,000	31,314
Nakayama Steel Works, Ltd. (I)	11,000	9,155
NEC Fielding, Ltd.	1,900	23,447
NEC Leasing, Ltd.	2,000	29,554
NEC Mobiling, Ltd.	1,200	39,630
NEC Networks & System Integration Corp.	4,200	64,843
NET One Systems Company, Ltd.	70	181,584
Neturen Company, Ltd.	4,500	34,443
Nice Holdings, Inc.	4,000	8,564
Nichia Steel Works, Ltd.	4,000	9,960
Nichias Corp.	12,000	65,722
Nichicon Corp.	8,073	86,642
Nichiden Corp.	800	26,990
Nichiha Corp.	3,100	33,633
Nichii Gakkan Company, Ltd.	7,000	79,495
NICHIREI Corp.	31,000	145,242
Nichireki Company, Ltd.	1,000	4,917
Nidec Copal Corp.	1,800	20,545
Nidec Copal Electronics Corp.	2,600	16,326
Nidec Sankyo Corp.	5,000	34,257
Nidec Tosok Corp.	3,000	37,569
Nifco, Inc.	7,104	194,446
NIFTY Corp.	3	3,548
Nihon Chouzai Company, Ltd.	540	18,093
Nihon Dempa Kogyo Company, Ltd.	2,000	28,319
Nihon Eslead Corp.	2,000	17,119
Nihon Kohden Corp.	7,000	162,696
Nihon M&A Center, Inc. (I)	4	22,254
Nihon Nohyaku Company, Ltd.	3,000	12,895
Nihon Parkerizing Company, Ltd.	7,000	89,040
Nihon Unisys, Ltd.	10,725	67,764
Nihon Yamamura Glass Company, Ltd.	13,000	31,079
Nikkiso Company, Ltd.	11,000	92,854
Nikko Company, Ltd.	5,000	17,563
Nippo Corp.	9,000	77,849
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	29,176
Nippon Carbon Company, Ltd.	13,000	36,782
Nippon Ceramic Company, Ltd.	2,500	46,140
Nippon Chemi-Con Corp.	13,271	49,439
Nippon Chemical Industrial Company, Ltd.	8,000	13,124
Nippon Chemiphar Company, Ltd.	5,000	19,139
Nippon Coke &
Engineering Company, Ltd.	27,500	36,946
Nippon Columbia Company, Ltd. (I)	29,000	10,297
Nippon Denko Company, Ltd.	8,000	35,921
Nippon Densetsu Kogyo Company, Ltd.	7,000	64,098
Nippon Denwa Shisetsu Company, Ltd.	6,000	19,840

106

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Felt Company, Ltd.	2,700	$13,295
Nippon Filcon Company, Ltd.	3,100	15,869
Nippon Fine Chemical Company, Ltd.	3,000	19,909
Nippon Flour Mills Company, Ltd.	18,000	80,210
Nippon Gas Company, Ltd.	4,800	74,023
Nippon Kanzai Company, Ltd.	800	14,500
Nippon Kasei Chemical Company, Ltd.	9,000	16,367
Nippon Koei Company, Ltd.	9,000	34,909
Nippon Konpo Unyu Soko Company, Ltd.	11,000	105,162
Nippon Light Metal Company, Ltd.	64,000	85,025
Nippon Metal Industry Company, Ltd. (I)	16,000	13,673
Nippon Parking
Development Company, Ltd.	293	13,309
Nippon Pillar Packing Company, Ltd.	5,000	33,148
Nippon Piston Ring Company, Ltd. (I)	13,000	24,060
Nippon Road Company, Ltd.	8,000	20,736
Nippon Seiki Company, Ltd.	7,000	70,058
Nippon Seisen Company, Ltd.	7,000	35,930
Nippon Sharyo, Ltd.	11,000	42,687
Nippon Shinyaku Company, Ltd.	8,000	92,038
Nippon Signal Company, Ltd.	9,100	50,899
Nippon Soda Company, Ltd.	21,000	89,268
Nippon Steel Trading Company., Ltd.	14,000	34,072
Nippon Suisan Kaisha, Ltd.	28,165	95,336
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	52,716
Nippon System
Development Company, Ltd.	6,015	47,409
Nippon Thompson Company, Ltd.	7,000	39,657
Nippon Valqua Industries, Ltd.	11,000	27,247
Nippon Yakin Kogyo Company, Ltd. (I)	9,500	14,909
Nippon Yusoki Company, Ltd.	5,000	13,933
Nipro Corp. (L)	14,400	117,418
Nishimatsu Construction Company, Ltd.	30,000	48,797
Nishimatsuya Chain Company, Ltd.	9,600	73,139
Nissan Shatai Company, Ltd.	15,277	149,817
Nissei Corp.	3,000	24,140
Nissen Holdings Company, Ltd.	4,600	26,054
Nissha Printing Company, Ltd. (I)	3,000	38,440
Nisshin Fudosan Company, Ltd.	3,000	16,973
Nisshin Oillio Group, Ltd.	15,000	60,822
Nissin Corp.	11,000	25,942
Nissin Electric Company, Ltd.	4,000	23,056
Nissin Kogyo Company, Ltd.	7,300	98,727
Nissui Pharmaceutical Company, Ltd.	2,600	22,030
Nitta Corp.	3,100	56,818
Nittan Valve Company, Ltd.	4,000	12,027
Nittetsu Mining Company, Ltd.	7,000	28,126
Nitto Boseki Company, Ltd.	25,229	108,582
Nitto Kogyo Corp.	4,900	59,013
Nitto Kohki Company, Ltd.	1,700	41,863
Nitto Seiko Company, Ltd.	4,000	9,890
Noevir Holdings Company, Ltd.	600	5,731
NOF Corp.	29,000	147,020
Nohmi Bosai, Ltd.	2,000	12,519
Noritake Company, Ltd.	18,000	53,928
Noritsu Koki Company, Ltd. (I)	2,000	10,362
Noritz Corp.	2,700	49,504
NS Solutions Corp.	3,000	61,854
OBIC Business Consultants, Ltd.	650	28,392
Oenon Holdings, Inc.	4,000	9,313
Ogaki Kyoritsu Bank, Ltd.	32,000	106,483
Ohara, Inc.	2,000	20,119
Oiles Corp.	4,427	84,071
Oita Bank, Ltd.	22,000	64,939

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Okabe Company, Ltd.	4,800	$24,747
Okamoto Industries, Inc.	7,000	30,047
Okamura Corp.	13,000	89,930
Okasan Holdings, Inc.	28,000	88,703
OKI Electric Industry Company, Ltd. (I)	83,000	68,472
Okinawa Electric Power Company, Inc.	3,000	127,014
OKK Corp. (I)	10,000	11,868
OKUMA Corp.	15,382	118,199
Okumura Corp.	25,000	101,246
Okura Industrial Company, Ltd.	8,000	26,034
Okuwa Company, Ltd.	3,000	50,105
ONO Sokki Company, Ltd. (I)	4,000	11,434
Onoken Company, Ltd.	1,400	11,480
Onward Kashiyama Company, Ltd.	18,000	128,559
Optex Company, Ltd.	400	5,028
Organo Corp.	3,000	24,147
Osaka Organic Chemical Industry, Ltd.	3,200	14,599
Osaka Steel Company, Ltd.	2,500	44,486
Osaki Electric Company, Ltd.	3,000	28,237
OSG Corp.	10,400	136,192
Oyo Corp.	2,400	24,698
Pacific Golf Group International
Holdings KK (L)	68	48,107
Pacific Industrial Company, Ltd.	4,000	17,821
Pal Company, Ltd.	950	37,026
PanaHome Corp.	11,000	76,043
Panasonic Electric Works Information
Systems Company, Ltd.	500	13,137
Panasonic Electric Works
SUNX Company, Ltd.	6,100	31,286
Paramount Bed
Holdings Company, Ltd. (I)	2,500	62,693
Parco Company, Ltd.	7,200	54,376
Paris Miki, Inc.	2,800	23,432
Pasco Corp.	4,000	12,684
Pasona Group, Inc.	31	32,352
Penta-Ocean
Construction Company, Ltd. (L)	23,000	72,796
PIA Corp. (I)	1,300	13,243
Pigeon Corp.	2,731	107,945
Pilot Corp.	22	46,665
Piolax, Inc.	1,000	19,796
Pioneer Corp. (I)	19,200	94,220
Plenus Company, Ltd.	2,800	44,287
Point, Inc.	2,780	115,730
Press Kogyo Company, Ltd.	8,000	37,600
Prima Meat Packers, Ltd.	14,000	21,380
Pronexus, Inc.	3,500	18,322
PS Mitsubishi Construction Company, Ltd.	4,200	11,987
Raito Kogyo Company, Ltd.	7,600	36,824
Rasa Industries, Ltd. (I)	10,000	16,671
Resorttrust, Inc.	5,800	84,375
Rhythm Watch Company, Ltd.	14,000	23,911
Ricoh Leasing Company, Ltd.	3,200	74,930
Right On Company, Ltd.	1,800	13,461
Riken Corp.	11,000	42,130
Riken Keiki Company, Ltd.	2,500	18,693
Riken Technos Corp.	8,000	22,213
Riken Vitamin Company, Ltd.	2,000	55,434
Ringer Hut Company, Ltd.	1,700	23,299
Riso Kagaku Corp.	2,000	33,287
Riso Kyoiku Company, Ltd. (I)	338	19,219
Rock Field Company, Ltd.	1,000	16,188
Rohto Pharmaceutical Company, Ltd.	4,000	50,520
Roland Corp.	2,500	21,499

107

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Roland D.G. Corp.	1,400	$15,673
Round One Corp. (L)	9,000	53,923
Royal Holdings Company, Ltd.	5,200	61,753
Ryobi, Ltd.	18,000	70,136
Ryoden Trading Company, Ltd.	4,000	22,259
Ryohin Keikaku Company, Ltd.	3,500	159,280
Ryosan Company, Ltd.	5,929	133,566
Ryoshoku, Ltd.	1,000	25,530
Ryoyo Electro Corp.	3,200	29,920
Sagami Chain Company, Ltd. (I)	2,000	13,057
Saibu Gas Company, Ltd.	38,000	101,694
Saizeriya Company, Ltd.	3,900	64,136
Sakai Chemical Industry Company, Ltd.	14,000	56,331
Sakata INX Corp.	5,000	20,785
Sakata Seed Corp.	5,400	76,237
Sala Corp.	4,500	26,652
San-A Company, Ltd.	1,100	42,563
San-Ai Oil Company, Ltd.	6,000	25,084
Sanden Corp.	11,000	33,638
Sangetsu Company, Ltd.	3,900	103,850
Sankei Building Company, Ltd.	3,300	13,272
Sanken Electric Company, Ltd.	11,437	39,627
Sanki Engineering Company, Ltd.	9,000	44,399
Sankyo Seiko Company, Ltd.	7,700	25,967
Sankyo-Tateyama Holdings, Inc. (I)	32,000	43,077
Sankyu, Inc.	41,000	155,287
Sanoh Industrial Company, Ltd.	4,600	33,465
Sanshin Electronics Company, Ltd.	3,600	29,861
Sanwa Shutter Corp.	26,124	80,707
Sanyo Chemical Industries, Ltd.	10,000	69,200
Sanyo Denki Company, Ltd.	6,000	35,615
Sanyo Shokai, Ltd.	10,000	23,665
Sanyo Special Steel Company, Ltd.	16,648	92,220
Sasebo Heavy Industries Company, Ltd.	13,000	19,304
Sato Corp.	3,000	36,550
Satori Electric Company, Ltd.	2,400	14,255
Sawai Pharmaceutical Company, Ltd.	1,800	191,291
SCSK Corp. (L)	7,708	125,491
Seibu Electric Industry Company, Ltd.	3,000	13,639
Seika Corp.	11,000	30,330
Seikagaku Corp.	5,700	62,956
Seiko Holdings Corp.	17,000	34,098
Seino Holdings Company, Ltd.	8,000	58,068
Seiren Company, Ltd.	7,000	42,423
Sekisui Jushi Corp.	6,000	55,112
Sekisui Plastics Company, Ltd.	5,000	19,331
Senko Company, Ltd.	9,000	33,855
Senshu Electric Company, Ltd.	1,500	18,149
Senshukai Company, Ltd.	4,500	30,861
Shibaura Mechatronics Corp.	5,000	13,832
Shibusawa Warehouse Company, Ltd.	6,000	16,476
Shibuya Kogyo Company, Ltd.	3,300	33,056
Shikibo, Ltd.	11,000	13,020
Shikoku Bank, Ltd.	29,000	117,574
Shikoku Chemicals Corp.	5,000	26,615
Shima Seiki Manufacturing, Ltd.	4,700	81,465
Shimachu Company, Ltd.	5,800	128,600
Shimizu Bank, Ltd.	1,200	50,248
Shimojima Company, Ltd.	1,000	12,569
Shin Nippon Air
Technologies Company, Ltd.	3,100	16,220
Shin-Etsu Polymer Company, Ltd.	5,300	24,015
Shin-Keisei Electric
Railway Company, Ltd.	4,000	17,947

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shin-Kobe Electric
Machinery Company, Ltd. (I)	2,000	$45,027
Shinagawa Refractories Company, Ltd.	5,000	13,946
Shindengen Electric
Manufacturing Company, Ltd.	9,000	38,344
Shinkawa, Ltd.	1,700	7,980
Shinko Electric Company, Ltd.	14,000	30,926
Shinko Plantech Company, Ltd.	4,800	42,606
Shinko Shoji Company, Ltd.	2,700	21,089
Shinmaywa Industries, Ltd.	13,000	45,951
Shinnihon Corp.	8,000	20,442
Shinsho Corp.	7,000	16,575
Shinwa Kaiun Kaisha, Ltd.	11,000	15,315
Ship Healthcare Holdings Inc	2,100	50,096
Shiroki Corpshiroki Corp.	19,000	49,955
Shizuki Electric Company, Inc.	3,000	10,903
Shizuoka Gas Company, Ltd.	9,500	63,801
SHO-BOND Holdings Company, Ltd.	4,000	86,410
Shobunsha Publications, Inc.	2,400	18,062
Shochiku Company, Ltd. (L)	14,000	129,818
Shoko Company, Ltd.	11,000	17,357
Showa Aircraft Industry Company, Ltd.	3,000	18,030
Showa Corp. (I)	7,200	39,852
Showa Sangyo Company, Ltd.	13,000	40,092
Siix Corp.	2,100	27,649
Simplex Technology, Inc.	31	11,722
Sinanen Company, Ltd.	5,000	22,744
Sintokogio, Ltd.	8,000	75,478
SKY Perfect JSAT Holdings, Inc.	226	115,814
SMK Corp.	6,000	20,730
So-net Entertainment Corp.	26	99,038
Sodick Company Ltd.	4,200	22,791
Sogo Medical Company, Ltd.	900	30,475
Sohgo Security Services Company, Ltd.	12,500	132,787
Space Company, Ltd.	2,700	16,016
SRI Sports, Ltd.	100	1,085
ST Corp.	1,100	14,005
St. Marc Holdings Company, Ltd.	1,100	42,850
Star Micronics Company, Ltd.	5,100	48,089
Starzen Company, Ltd.	9,000	26,451
Stella Chemifa Corp.	1,700	53,501
Studio Alice Company, Ltd.	1,100	15,960
Sugi Pharmacy Company, Ltd.	900	25,867
Sumida Corp.	2,600	18,206
Sumikin Bussan Corp.	10,000	23,967
Sumiseki Holdings, Inc. (I)	9,800	8,480
Sumitomo Bakelite Company, Ltd.	10,000	57,198
Sumitomo Densetsu Company, Ltd.	4,300	24,516
Sumitomo Forestry Company, Ltd.	100	853
Sumitomo Light Metal Industries, Ltd. (I)	35,000	32,987
Sumitomo Mitsui Company, Ltd. (I)	31,300	20,769
Sumitomo Osaka Cement Company, Ltd.	44,000	127,554
Sumitomo Pipe & Tube Company, Ltd.	4,100	28,344
Sumitomo Precision
Products Company, Ltd.	4,000	28,019
Sumitomo Real Estate Sales Company, Ltd.	1,690	66,874
Sumitomo Seika Chemicals Company, Ltd.	4,000	17,944
Sumitomo Warehouse Company, Ltd.	14,952	69,596
SWCC Showa Holdings Company, Ltd. (I)	34,000	31,568
SxL Corp. (I)(L)	10,000	27,375
Systena Corp.	49	34,329
T Rad Company, Ltd.	4,000	13,319
T. Hasegawa Company, Ltd.	2,900	46,595
Tachi-S Company, Ltd.	3,100	53,090
Tachibana Eletech Company, Ltd.	1,700	13,107

108

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tact Home Company, Ltd.	17	$14,279
Tadano, Ltd.	17,000	110,587
Taihei Dengyo Kaisha, Ltd.	4,000	31,138
Taihei Kogyo Company, Ltd.	11,000	60,091
Taiheiyo Cement Corp.	11,000	21,382
Taiho Kogyo Company, Ltd.	2,900	25,789
Taikisha, Ltd.	5,800	135,106
Taiko Bank, Ltd.	2,000	6,160
Taisei Lamick Company, Ltd.	300	9,277
Taiyo Holdings Company, Ltd.	2,500	63,968
Takamatsu Corp.	1,900	28,242
Takano Company, Ltd.	2,000	10,784
Takaoka Electric
Manufacturing Company, Ltd.	8,000	18,997
Takara Holdings, Inc.	12,000	76,187
Takara Standard Company, Ltd.	15,000	120,456
Takasago International Corp.	12,000	59,078
Takasago Thermal
Engineering Company, Ltd.	10,200	85,051
Takihyo Company, Ltd.	1,000	5,613
Takiron Company, Ltd.	7,000	23,609
Takisawa Machine Tool Company, Ltd.	3,000	3,536
Takuma Company, Ltd. (I)	10,000	43,191
Tamron Company, Ltd.	1,300	34,883
Tamura Corp.	7,000	17,538
Tatsuta Electric Wire &
Cable Company, Ltd.	8,000	35,823
Tayca Corp.	1,000	3,804
Teac Corp. (I)	35,000	11,957
Tecmo Koei Holdings Company, Ltd.	5,200	42,445
Teikoku Electric
Manufacturing Company, Ltd.	700	13,074
Teikoku Piston Ring Company, Ltd.	2,700	28,807
Teikoku Tsushin Kogyo Company, Ltd.	6,000	9,730
Tekken Corp.	14,000	15,858
Telepark Corp.	28	54,399
Temp Holdings Company, Ltd.	2,600	24,872
Tenma Corp.	2,100	19,021
The Chiba Kogyo Bank, Ltd. (I)	3,500	18,865
The Daiei, Inc. (I)	14,050	51,331
The Hokkoku Bank, Ltd.	40,000	148,256
The Hyakugo Bank, Ltd.	31,000	126,405
The Mie Bank, Ltd.	12,000	27,136
The Pack Corp.	1,500	22,430
The San-in Godo Bank, Ltd.	21,000	151,679
The Yachiyo Bank, Ltd.	400	10,480
Tigers Polymer Corp.	2,000	7,628
TKC Corp.	2,900	58,502
TOA Corp.	22,000	39,420
TOA Oil Company, Ltd.	14,000	17,408
Toagosei Company, Ltd.	34,000	145,674
Tobishima Corp. (I)	9,600	9,331
Tobu Store Company, Ltd.	8,000	26,520
TOC Company, Ltd.	11,400	51,795
Tocalo Company, Ltd.	3,200	71,856
Tochigi Bank, Ltd.	19,000	69,952
Toda Corp.	39,000	142,633
Toda Kogyo Corp.	5,000	45,064
Toei Company, Ltd.	6,000	27,298
Toenec Corp.	5,000	22,965
Toho Bank, Ltd.	28,000	78,801
Toho Company, Ltd.	6,000	23,764
Toho Holdings Company, Ltd.	7,300	93,613
Toho Zinc Company, Ltd.	12,000	48,397
Tohoku Bank, Ltd.	9,000	13,765

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tohto Suisan Company, Ltd.	5,000	$8,546
Tokai Carbon Company, Ltd.	20,000	102,220
Tokai Holdings Corptokai Holdings Corp.	4,000	21,054
Tokai Rubber Industries, Ltd.	7,400	88,016
Tokai Tokyo Securities Company, Ltd.	32,966	92,266
Token Corp.	970	36,308
Toko Electric Corp.	6,000	26,558
Toko, Inc. (I)	10,000	20,011
Tokushu Tokai Holdings Company, Ltd.	12,000	28,834
Tokyo Dome Corp. (I)	17,000	38,198
Tokyo Energy & Systems, Inc.	3,000	16,090
Tokyo Individualized
Educational Institute, Inc.	2,600	4,978
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	6,297
Tokyo Ohka Kogyo Company, Ltd.	7,200	152,714
Tokyo Rakutenchi Company, Ltd.	6,000	20,951
Tokyo Rope
Manufacturing Company, Ltd. (L)	12,000	25,409
Tokyo Seimitsu Company, Ltd.	6,500	136,875
Tokyo Tekko Company, Ltd.	7,000	19,993
Tokyo Tomin Bank, Ltd.	4,800	60,070
Tokyotokeiba Company, Ltd.	18,000	24,771
Tokyu Community Corp.	1,300	40,754
Tokyu Construction Company, Ltd.	8,480	20,968
Tokyu Livable, Inc.	2,200	17,237
Tokyu Recreation Company, Ltd.	4,000	24,673
Toli Corp.	7,000	12,902
Tomato Bank, Ltd.	10,000	16,396
Tomen Electronics Corp.	900	10,685
Tomoe Corp.	4,400	15,147
Tomoe Engineering Company, Ltd.	400	6,425
Tomoku Company, Ltd.	11,000	29,194
TOMONY Holdings, Inc.	14,400	65,450
Tomy Company, Ltd.	6,100	43,192
Topcon Corp. (L)	8,200	39,554
Toppan Forms Company, Ltd.	7,900	58,360
Topre Corp.	8,000	78,208
Topy Industries, Ltd.	21,000	53,844
Tori Holdings Company, Ltd. (I)	6,300	1,986
Toridoll Corp.	4,400	43,378
Torigoe Company, Ltd.	2,300	20,822
Torii Pharmaceutical Company, Ltd.	1,700	32,052
Torishima Pump
Manufacturing Company, Ltd.	2,300	30,244
Tosei Corp.	16	3,944
Toshiba Machine Company, Ltd.	15,000	82,701
Toshiba Plant Systems & Services Corp.	8,000	88,119
Toshiba TEC Corp.	17,000	64,294
Tosho Printing Company, Ltd.	3,000	5,137
Totetsu Kogyo Company, Ltd.	4,000	34,221
Tottori Bank, Ltd.	11,000	21,761
Touei Housing Corp.	2,500	25,590
Towa Bank, Ltd.	33,000	41,473
Towa Pharmaceutical Company, Ltd.	1,500	67,188
Toyo Construction Company, Ltd.	33,000	32,804
Toyo Corp.	5,300	55,172
Toyo Electric
Manufacturing Company, Ltd.	4,000	15,636
Toyo Engineering Corp.	25,000	91,855
Toyo Ink Manufacturing Company, Ltd.	30,000	111,236
Toyo Kanetsu KK	16,000	30,759
Toyo Kohan Company, Ltd.	9,000	31,409
Toyo Securities Company, Ltd.	7,000	9,920
Toyo Tanso Company, Ltd.	1,700	84,081
Toyo Tire & Rubber Company, Ltd.	22,000	51,669

109

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyobo Company, Ltd.	71,064	$96,663
Transcosmos, Inc.	3,700	43,157
Trusco Nakayama Corp.	4,000	77,270
TS Tech Company, Ltd.	6,600	93,509
Tsi Holdings Company, Ltd. (I)	13,805	75,997
Tsubakimoto Chain Company, Ltd.	19,000	103,252
Tsukishima Kikai Company, Ltd.	1,000	7,729
Tsukuba Bank, Ltd.	8,000	30,027
Tsuruha Holdings, Inc.	2,400	125,913
Tsurumi Manufacturing Company, Ltd.	3,000	21,819
Tsutsumi Jewelry Company, Ltd.	900	20,929
TV Asahi Corp.	4	6,137
U-Shin, Ltd.	6,300	52,847
Ube Material Industries, Ltd.	9,000	29,674
Uchida Yoko Company, Ltd.	5,000	13,906
ULVAC, Inc. (I)	7,400	101,567
Uniden Corp.	7,000	26,879
Union Tool Company, Ltd.	1,600	29,847
Unipres Corp.	4,300	119,354
United Arrows, Ltd.	2,400	43,017
Unitika, Ltd. (I)	42,000	22,843
Utoc Corp.	4,300	13,899
Valor Company, Ltd.	4,700	74,949
Vital KSK Holdings, Inc.	7,700	61,755
Wacom Company, Ltd.	51	81,208
Wakachiku Construction Company, Ltd. (I)	17,000	24,391
Warabeya Nichiyo Company, Ltd.	1,500	18,561
Watabe Wedding Corp.	800	6,570
WATAMI Company, Ltd.	3,600	88,855
Weathernews, Inc.	800	24,793
Wood One Company, Ltd.	2,000	6,728
Xebio Company, Ltd.	4,700	109,391
Yahagi Construction Company, Ltd.	4,000	21,114
Yaizu Suisankagaku
Industry Company, Ltd.	1,700	15,457
Yamagata Bank, Ltd.	29,000	149,918
Yamanashi Chuo Bank, Ltd.	25,255	106,378
Yamatane Corp.	13,000	19,120
Yamazen Corp.	7,500	53,944
Yaoko Company, Ltd.	800	27,364
Yasuda Warehouse Company, Ltd.	2,600	15,707
Yellow Hat, Ltd.	2,000	34,932
Yodogawa Steel Works, Ltd.	20,825	93,647
Yokogawa Bridge Corp.	3,000	18,506
Yokohama Reito Company, Ltd.	7,800	60,252
Yokowo Company, Ltd.	2,800	14,591
Yomeishu Seizo Company, Ltd.	3,000	28,381
Yomiuri Land Company, Ltd.	2,000	6,292
Yondenko Corp.	1,000	4,155
Yonekyu Corp.	3,000	26,494
Yorozu Corp.	1,600	34,075
Yoshinoya D&C Company, Ltd.	69	90,407
Yuasa Funashoku Company, Ltd.	4,000	9,399
Yuasa Trading Company, Ltd.	24,000	33,009
Yukiguni Maitake Company, Ltd.	600	2,757
Yurtec Corp.	5,000	24,367
Yusen Logistics Company, Ltd.	4,000	51,613
Yushin Precision Equipment Company, Ltd.	1,400	25,749
Yushiro Chemical Industry Company, Ltd.	1,100	12,858
Zenrin Company, Ltd.	2,900	26,741
Zensho Company, Ltd.	12,300	164,707
Zeria Pharmaceutical Company, Ltd.	3,000	47,904
Zuken, Inc.	2,300	15,513

		43,278,066

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Jersey, C.I. - 0.07%
Atrium European Real Estate, Ltd.	4,616	$20,486
Heritage Oil, Ltd. (I)	33,279	100,464

		120,950
Liechtenstein - 0.03%
Liechtensteinische Landesbank AG	198	9,708
Verwaltungs & Privat Bank AG	503	46,749

		56,457
Luxembourg - 0.15%
Elcoteq SE (I)	353	109
GAGFAH SA (I)	7,615	45,574
Oriflame Cosmetics SA	4,302	131,800
Regus PLC	65,283	92,117

		269,600
Malta - 0.01%
Unibet Group PLC	1,184	27,307
Monaco - 0.03%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	46,358
Netherlands - 1.74%
Aalberts Industries NV	15,017	244,860
Accell Groupaccell Group	1,618	28,549
AMG Advanced
Metallurgical Group NV (I)	3,841	44,133
Amsterdam Commodities NV	1,875	25,592
Arcadis NV	7,199	129,013
ASM International NV	6,882	186,263
BE Semiconductor Industries NV	9,412	62,509
Beter Bed Holding NV	2,242	43,832
BinckBank NV	9,514	96,572
Brunel International NV	2,644	88,217
Crown Van Gelder NV (I)	152	729
CSM NV	12,446	163,925
Delta Lloyd NV	9,116	160,373
Dockwise, Ltd. (I)	324	4,893
Exact Holdings NV	2,795	62,533
Fornix Biosciences NV	1,231	993
Grontmij NV	2,946	21,623
Heijmans NV	534	5,478
Imtech NV	11,230	288,643
Kardan Nvkardan NV (I)	3,426	8,426
KAS Bank NV	1,372	15,532
Kendrion NV	951	22,189
Koninklijke BAM Groep NV	35,534	123,447
Koninklijke Ten Cate NV	5,386	156,112
Koninklijke Wessanen Nv	11,887	43,169
Macintosh Retail Group NV	3,311	48,860
Mediq NV	10,734	165,839
Nederlandsche
Apparatenfabriek NEDAP NV	441	11,761
Nutreco Holding NV	5,134	336,713
Ordina NV (I)(L)	4,821	7,023
PostNL NV	10,029	34,953
Sligro Food Group NV	4,162	119,768
SNS REAAL NV (I)	11,422	25,500
Telegraaf Media Groep NV	2,755	37,145
TKH Group NV	4,312	94,353
TomTom NV (I)(L)	11,876	49,083
Unit 4 Agresso NV	4,007	105,565
USG People NV	6,455	47,939
Wavin NV (I)	7,572	81,639

		3,193,746

110

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand - 0.84%
Air New Zealand, Ltd.	34,980	$26,754
Ebos Group, Ltd.	3,312	15,942
Fisher & Paykel
Appliances Holdings, Ltd. (I)	50,069	13,966
Fisher & Paykel Healthcare Corp.	95,767	181,139
Freightways, Ltd.	13,503	35,530
Hallenstein Glasson Holdings, Ltd.	6,230	18,402
Infratil, Ltd.	111,284	158,227
Mainfreight, Ltd.	7,607	62,727
New Zealand Exchange, Ltd.	8,304	15,266
New Zealand Oil & Gas, Ltd.	43,598	24,044
New Zealand Refining Company, Ltd.	20,150	49,878
Nuplex Industries, Ltd.	22,627	45,234
PGG Wrightson, Ltd. (I)	18,780	5,332
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	121,636
Pumpkin Patch, Ltd. (I)	30,500	14,125
Rakon, Ltd. (I)	10,503	4,499
Restaurant Brands New Zealand Ltd.	14,973	25,016
Ryman Healthcare, Ltd.	28,341	58,548
Sanford, Ltd.	6,681	23,115
Sky City Entertainment Group, Ltd.	110,681	296,354
Sky Network Television, Ltd.	33,191	143,351
Steel & Tube Holdings, Ltd.	7,400	11,824
Tower, Ltd.	43,309	52,035
TrustPower, Ltd.	1,000	5,521
Vector, Ltd.	43,347	86,326
Warehouse Group, Ltd.	16,872	42,055

		1,536,846
Norway - 0.81%
ABG Sundal Collier Holding ASA	19,225	12,337
Acta Holding ASA	30,000	5,755
Aktiv Kapital ASA	3,800	19,253
Algeta ASA (I)	1,668	48,259
Atea ASA	10,153	99,693
Birdstep Technology ASA (I)	6,000	827
Bonheur ASA	174	3,573
BW Offshore, Ltd.	58,362	92,090
BWG Homes ASA	10,828	18,208
Camillo Eitzen & Company ASA (I)	5,800	211
Cermaq ASA (I)	5,902	68,409
Det Norske Oljeselskap ASA (I)(L)	1,807	26,679
DNO International ASA (I)	5	7
DOF ASA (I)	6,333	23,890
EDB Business Partner ASA (I)	7,241	10,687
Eitzen Chemical ASA (I)	8,000	224
Ekornes ASA	3,813	54,878
Electromagnetic GeoServices ASA (I)	11,288	25,576
Eltek ASA (I)	14,600	8,102
Farstad Shipping ASA	4,400	114,878
Ganger Rolf ASA	1,427	26,826
Kongsberg Automotive Holding ASA (I)	59,856	14,200
Kverneland Gruppen ASA (I)	1,000	986
Leroy Seafood Group ASA	966	13,860
Nordic Semiconductor ASA (L)	28,917	68,164
Norse Energy Corp. ASA (I)	42,880	1,949
Norwegian Air Shuttle ASA (I)	2,792	31,912
Norwegian Energy Company AS (I)	16,618	13,787
Odfjell ASA	6,307	38,693
Opera Software ASA	7,301	40,395
Panoro Energy ASA (I)	4,287	3,760
PhotoCure ASA (I)	1,408	7,297
Pronova Biopharma AS (I)	16,346	22,374
Q-Free ASA (I)	7,500	22,240

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Scana Industrier ASA (I)	15,396	$5,406
Sevan Marine ASA (I)(L)	36,322	1,456
Siem Offshore, Inc. (I)	20,762	29,117
Solstad Offshore ASA	3,000	47,249
Sparebanken Midt-Norge ASA	13,729	95,942
Tomra Systems ASA	25,129	174,605
Veidekke ASA	14,364	88,447
Wilh Wilhelmsen Holding ASA, Class A	4,200	98,820

		1,481,021
Peru - 0.03%
Copeinca ASA (I)	9,400	58,317
Portugal - 0.33%
Altri SGPS SA	18,174	26,738
Banco BPI SA (I)(L)	43,354	27,796
Banco Comercial Portugues SA (I)(L)	21,486	3,679
Banco Espirito Santo SA (L)	13,787	21,215
BANIF SGPS SA (I)	4,673	1,671
Brisa Auto Estrada SA (L)	33,237	115,223
Impresa SGPS SA (I)	13,622	7,701
Investimentos Participacoes
e Gestao SA (I)	31,635	5,488
Mota Engil	9,080	12,835
Novabase SGPS SA	2,054	4,701
Pararede SGPS SA (I)	10,834	1,604
Portucel - Empresa Produtora de Pasta
e Papel SA	30,403	73,809
Redes Energeticas Nacionais SA	11,104	29,877
Semapa-Sociedade de Investimento
& Gestao	11,694	84,830
Sonae	119,260	70,805
Sonae Industria SGPS SA (I)	4,886	4,078
Sonaecom - SGPS SA	14,441	23,722
Teixeira Duarte SA	37,298	9,528
Zon Multimedia SA	24,934	72,322

		597,622
Russia - 0.00%
Alliance Oil Company, Ltd., ADR (I)	717	8,807
Singapore - 1.27%
Ausgroup, Ltd.	55,000	14,109
Baker Technology, Ltd.	101,000	19,287
Banyan Tree Holdings, Ltd.	78,000	38,057
Biosensors International Group, Ltd. (I)	115,099	126,215
Bonvests Holdings, Ltd.	36,400	25,561
Boustead Singapore, Ltd.	7,000	4,498
Bukit Sembawang Estates, Ltd.	20,000	64,628
Cape PLC	7,857	40,332
Cerebos Pacific, Ltd.	18,000	65,603
CH Offshore, Ltd.	50,000	15,832
China Aviation Oil Singapore Corp., Ltd.	60,000	43,387
China Merchants Holdings Pacific, Ltd.	41,000	19,108
Chip Eng Seng Corp., Ltd.	63,000	18,732
Chuan Hup Holdings, Ltd.	78,000	12,344
Creative Technology, Ltd.	7,050	12,573
CSE Global, Ltd.	81,000	50,651
CWT, Ltd.	31,000	25,076
Ezion Holdings, Ltd.	55,000	29,152
Ezra Holdings, Ltd.	100,800	71,251
Falcon Energy Group, Ltd.	32,000	4,917
First Resources, Ltd.	66,000	78,937
Food Empire Holdings, Ltd.	43,800	10,936
Fragrance Group, Ltd.	100,000	24,195
Gallant Venture, Ltd. (I)	111,000	21,684
GMG Global Ltd.	30,000	2,997

111

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Goodpack, Ltd.	47,000	$56,414
GuocoLeisure, Ltd.	6,000	2,788
Healthway Medical Corp, Ltd. (I)	336,375	21,175
Hi-P International, Ltd.	13,000	6,245
Ho Bee Investment, Ltd. (I)	71,000	67,628
Hong Fok Corp., Ltd. (I)	39,800	13,645
Hong Leong Asia, Ltd.	16,000	19,854
Hotel Properties, Ltd.	27,100	35,863
HTL International Holdings, Ltd.	24,000	5,992
Hwa Hong Corp., Ltd.	55,000	19,270
Hyflux, Ltd.	81,000	76,129
Jaya Holdings, Ltd. (I)	57,000	21,328
Keppel Telecommunications
& Transportation, Ltd.	15,000	13,590
LC Development, Ltd.	68,000	7,558
Manhattan Resources, Ltd. (I)	34,000	28,365
Mercator Lines Singapore, Ltd.	70,000	6,462
Metro Holdings, Ltd.	53,600	28,652
MFS Technology, Ltd. (I)	56,000	3,543
Midas Holdings, Ltd.	104,000	28,713
MobileOne, Ltd.	53,000	100,889
NatSteel, Ltd.	29,000	29,634
Oceanus Group, Ltd. (I)	142,000	8,027
Orchard Parade Holdings, Ltd.	18,000	19,432
Osim International, Ltd.	44,000	35,758
Otto Marine, Ltd.	149,000	15,306
Pan Pacific Hotels Group, Ltd.	30,000	43,826
Petra Foods, Ltd.	46,000	61,015
Raffles Education Corp., Ltd. (I)	131,028	46,712
Raffles Medical Group, Ltd.	27,326	47,063
Rotary Engineering, Ltd.	37,000	17,839
S I2I, Ltd. (I)	316,000	11,318
SBS Transit, Ltd.	20,500	27,592
SC Global Developments, Ltd.	34,000	30,480
Sim Lian Group, Ltd.	63,000	23,650
Sinarmas Land, Ltd. (I)	280,000	42,906
Singapore Post, Ltd.	17,784	13,688
Singapore Reinsurance Corp., Ltd.	47,000	9,168
Stamford Land Corp., Ltd.	100,000	42,462
Super Coffeemix Manufacturing, Ltd.	35,000	41,255
Swiber Holdings, Ltd. (I)	83,000	34,860
Tat Hong Holdings, Ltd.	28,000	16,575
Tiger Airways Holdings Ltd. (I)	64,500	32,837
Tuan Sing Holdings, Ltd.	104,000	21,907
United Engineers, Ltd.	29,000	45,974
UOB-Kay Hian Holdings, Ltd.	37,000	45,478
Venture Corp., Ltd.	5,000	25,994
WBL Corp., Ltd.	14,000	32,443
Wing Tai Holdings, Ltd.	95,300	81,030
Yongnam Holdings, Ltd.	118,000	22,211

		2,330,605
South Africa - 0.02%
First Uranium Corp. (I)(L)	25,500	5,250
Great Basin Gold, Ltd. (I)(L)	41,400	39,373
Platmin, Ltd. (I)	537	92

		44,715
Spain - 1.87%
Abengoa SA (I)	6,092	138,514
Adolfo Dominguez SA (I)	1,580	11,008
Amper SA (I)	2,862	4,860
Antena 3 de Television SA (I)	8,128	48,888
Azkoyen SA (I)	2,428	3,987
Banco de Valencia SA (I)(L)	20,628	12,518

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Banco Pastor SA	14,316	$54,067
Bankinter SA (L)	35,502	200,139
Baron de Ley SA (I)	517	27,955
Bolsas y Mercados Espanoles SA (L)	8,689	238,103
Caja de Ahorros del Mediterraneo	1,684	2,005
Campofrio Alimentacion SA	2,513	20,955
Cementos Portland Valderrivas SA (I)	1,810	19,229
Cie Automotive Sa (I)	411	3,193
Codere SA (I)	798	6,662
Construcciones & Auxiliar
de Ferrocarriles SA (I)	318	170,212
Corporacion Dermoestetica SA (I)	898	849
Deoleo SA (I)	13,721	7,936
Duro Felguera SA (I)	8,082	53,857
Ebro Foods SA	14,515	287,513
Elecnor SA	5,244	71,156
Ercros SA (I)	14,570	13,789
Faes Farma SA	21,135	36,527
Fluidra SA	1,792	4,591
Fomento de Construcciones
y Contratas SA (L)	1,752	45,398
Gamesa Corporacion Tecnologica SA	4,876	21,479
General de Alquiler de Maquinaria (I)	6,496	3,668
Grifols SA (I)	7,458	120,530
Grupo Catalana Occidente SA (I)	7,194	114,462
Grupo Empresarial Ence SA (I)	20,543	51,070
Grupo Ezentis SA (I)	25,467	5,218
Grupo Tavex SA (I)	8,440	3,691
Iberpapel Gestion SA (I)	1,271	21,711
Indra Sistemas SA	14,890	210,045
La Seda de Barcelona SA (I)	859,572	61,277
Laboratorios Almirall SA	6,324	43,448
Mediaset Espana Comunicacion SA	19,801	117,218
Melia Hotels International SA (L)	10,504	67,409
Miquel y Costas SA	1,078	27,790
Natraceutical SA (I)	22,388	4,854
NH Hoteles SA (I)	15,839	63,697
Obrascon Huarte Lain SA	6,042	157,715
Papeles y Cartones de Europa SA (I)	5,661	20,892
Pescanova SA	854	29,987
Prim SA	1,511	7,335
Promotora de Informaciones SA (I)	20,528	24,164
Prosegur Cia de Seguridad SA (I)	2,960	128,759
Realia Business SA (I)	2,646	4,878
Sacyr Vallehermoso SA	2,207	13,324
San Miguel Corp.	359	9,255
Service Point Solutions SA (I)	39,748	11,398
Sociedad Nacional Inds. (I)	11,792	16,023
Tecnicas Reunidas SA	3,090	112,496
Telecomunicaciones y Energia (I)	4,417	8,314
Tubacex SA (I)	13,488	35,550
Tubos Reunidos SA (I)	13,944	31,691
Unipapel SA	290	4,949
Urbas Proyectos Urbanisticos SA (I)	10,449	380
Vertice Trescientos Sesenta Grados (I)	1,265	254
Vidrala SA (I)	2,317	56,912
Vidrala SA (I)	115	2,825
Viscofan SA	7,252	265,962
Vocento SA (I)	6,333	15,132
Vueling Airlines SA (I)	2,475	13,901
Zeltia SA (I)(L)	18,631	38,844

		3,432,418
Sweden - 3.15%
AarhusKarlshamn AB	3,985	105,478

112

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Acando AB	7,431	$15,916
Active Biotech AB (I)	6,544	16,637
AddTech AB	3,143	67,833
Angpanneforeningen AB	4,594	75,965
Atrium Ljungberg AB, B Shares	640	6,843
Avanza Bank Holding AB	2,433	59,549
Axfood AB	4,116	150,123
Axis Communications AB	4,940	100,753
BE Group AB (I)	5,044	15,697
Beijer Alma AB	2,612	44,550
Beijer Electronics AB	696	6,193
Bergman & Beving AB	3,668	33,405
Betsson Abbetsson AB (I)	4,726	104,302
Bilia AB	4,374	62,365
Billerud Aktibolag AB	18,984	155,266
BioGaia AB	2,335	58,725
BioInvent International AB (I)	3,907	9,445
Bjoern Borg AB (I)	1,242	6,242
Bure Equity AB (I)	11,904	27,215
Castellum AB	23,045	288,140
CDON Group AB (I)	2,037	10,548
Clas Ohlson AB (L)	5,692	69,890
Cloetta AB	6,455	29,022
Concordia Maritime AB	748	1,449
Diamyd Medical AB (I)	1,643	1,974
Duni AB	1,441	12,149
East Capital Explorer AB	1,176	9,229
Eniro AB (I)	5,926	8,417
Fabege AB	22,379	174,550
Fagerhult AB	600	12,792
Fastighets AB Balder - B Shares (I)	14,300	55,056
G & L Beijer AB	2,000	67,103
Gunnebo AB	11,783	40,449
Hakon Invest AB	5,541	70,444
Haldex AB (I)	13,150	52,470
Hexpol AB	3,834	98,676
HIQ International AB (I)	5,688	23,599
Hoganas AB	4,646	141,708
Holmen AB, Series B	7,485	207,209
HQ AB (I)	1,886	243
Hufvudstaden AB,Class A	3,446	34,635
Husqvarna AB, B Shares	37,190	183,891
Husqvarna AB, Series A	1,432	7,034
Industrial & Financial Systems AB	3,313	44,285
Indutrade AB	2,469	62,132
Intrum Justitia AB	9,285	149,353
JM AB	14,111	230,915
KappAhl Holding AB (I)(L)	6,786	6,434
Klovern AB	7,293	28,648
KNOW IT AB	2,094	14,037
Kungsleden AB	19,773	140,513
Lagercrantz AB	4,000	26,752
Lindab International AB	9,627	49,900
Loomis AB	11,319	152,452
Meda AB	7,156	69,851
Medivir AB (I)	2,195	20,826
Mekonomen AB	3,500	124,519
Micronic Laser Systems AB (I)	11,550	19,877
NCC AB	13,610	221,658
Net Entertainment Ne AB (I)	5,356	51,312
Net Insight AB (I)	50,000	15,566
New Wave Group AB	6,000	25,835
Nibe Industrier AB	13,279	204,394
Nobia AB (I)	25,872	98,403
Nolato AB	3,557	29,498

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Nordnet AB	16,938	$42,351
Northland Resources SA (I)	9,900	11,939
OEM International AB	8,427	66,060
ORC Software AB	1,800	16,175
PA Resources AB (I)	78,665	25,539
Peab AB	24,722	107,590
Proact IT Group AB	793	18,089
Proffice AB	10,000	33,735
Rezidor Hotel Group AB (I)	13,763	43,109
RNB Retail & Brands AB (I)	17,418	5,787
Saab AB	2,518	44,911
SAS AB (I)(L)	37,797	51,653
Seco Tools AB	2,291	35,038
Securitas AB, Series B	2,240	19,701
Sensys Traffic AB (I)	50,268	3,124
SkiStar AB	4,088	52,022
SSAB AB, Series A	9,147	83,123
SSAB AB, Series B	1,358	10,790
Studsvik AB (I)	1,200	5,681
Sweco AB	5,392	40,752
Swedish Orphan Biovitrum AB (I)	23,793	46,045
TradeDoubler AB (I)	5,818	22,804
Trelleborg AB, Series B	38,425	323,956
Wallenstam AB	6,079	55,009
Wihlborgs Fastigheter AB	8,487	111,024

		5,786,346
Switzerland - 5.27%
Acino Holding AG (I)	305	30,749
Advanced Digital
Broadcast Holdings SA (I)	310	3,138
Affichage Holding AG (I)	43	6,296
AFG Arbonia-Forster Holding AG (I)	1,068	22,436
Allreal Holding AG (I)	1,310	200,098
ALSO-Actebis Holding AG	779	35,815
Aryzta AG	12,491	601,929
Ascom Holding AG	3,992	37,653
Autoneum Holding AG (I)	353	18,761
Bachem Holding AG (I)	525	22,144
Bank Coop AG	2,190	151,172
Bank Sarasin & Compagnie AG	5,747	179,480
Banque Cantonale de Geneve	76	15,481
Banque Privee Edmond de Rothschild SA	1	26,135
Barry Callebaut AG (I)	142	129,685
Basilea Pharmaceutica (I)	1,026	35,557
Belimo Holding AG	69	116,057
Bell Holding AG	23	44,326
Bellevue Group AG (I)	887	12,530
Berner Kantonalbank	492	133,825
BKW FMB Energie AG (I)	443	16,147
Bobst Group AG (I)	1,425	27,677
Bossard Holding AG	748	85,472
Bucher Industries AG	639	108,148
Burckhardt Compression Holding AG	344	83,902
Centralschweizerische Kraftwerke AG	280	99,867
Charles Voegele Holding AG (I)	1,112	25,046
Cie Financiere Tradition SA	60	3,787
Clariant AG (I)	4,628	45,379
Conzzeta Holding AG	69	136,066
Daetwyler Holding AG	806	48,891
Dufry Group AG (I)	2,489	248,991
EFG International (I)	8,296	59,692
Emmi AG	563	104,293
EMS-Chemie Holding AG	888	154,703
Energiedienst Holding AG (I)	982	50,170

113

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Etrion Corp. (I)	2,686	$1,456
Ferrexpo PLC	30,116	143,003
Flughafen Zuerich AG	560	204,555
Forbo Holding AG (I)	152	66,670
Galenica Holding AG	578	334,817
GAM Holding, Ltd. (I)	26,212	305,142
Gategroup Holding AG (I)	1,139	28,753
Georg Fischer AG (I)	549	202,288
Gurit Heberlein AG (I)	51	23,800
Helvetia Patria Holding AG (I)	530	160,760
Huber & Suhner AG	278	12,793
Implenia AG (I)	686	17,040
Inficon Holding AG (I)	243	37,211
Informa PLC	84,641	481,762
Interroll Holding AG (I)	57	18,373
Intershop Holdings	27	9,489
Kaba Holding AG	324	114,001
Kardex AG (I)	444	5,661
Komax Holding AG (I)	335	24,465
Kudelski SA	4,963	56,330
Kuoni Reisen Holding AG (I)	388	108,143
LEM Holding SA	310	139,063
LifeWatch AG (I)	1,457	5,046
Logitech International SA (L)	26,205	216,707
Lonza Group AG (I)	6,043	370,115
Luzerner Kantonalbank AG (I)	283	97,211
Medisize Holding AG (I)	524	19,189
Metall Zug AG	24	89,112
Meyer Burger Technology AG (I)(L)	4,801	92,798
Micronas Semiconductor Holding AG (I)	3,027	21,951
Mobilezone Holding AG (I)	5,131	50,848
Mobimo Holding AG (I)	582	134,292
Nobel Biocare Holding AG (I)	22,850	290,166
Orascom Development Holding AG (I)	169	2,927
Orell Fuessli Holding AG	223	25,142
Panalpina Welttransport Holding AG (I)	1,791	178,005
Partners Group Holding AG	64	11,826
Petroplus Holdings AG (I)	3,569	16,051
Phoenix Mecano AG	81	42,460
Precious Woods Holding AG (I)	327	3,862
PSP Swiss Property AG (I)	67	5,809
PubliGroupe SA	276	43,516
Rieter Holding AG (I)	353	69,190
Romande Energie Holding SA	43	58,853
Schaffner Holding AG (I)	90	24,437
Schmolz + Bickenbach AG (I)	353	2,258
Schweiter Technologies AG	117	60,893
Schweizerische National-Versicherungs-
Gesellschaft AG	1,491	50,161
Siegfried Holding AG (I)	396	37,836
St. Galler Kantonalbank	271	98,816
Straumann Holding AG	583	102,400
Sulzer AG	1,563	174,334
Swiss Life Holding (I)	3,719	389,629
Swisslog Holding AG (I)	60,097	46,777
Swissquote Group Holding SA	1,018	43,151
Tamedia AG (I)	586	71,147
Tecan Group AG (I)	1,272	80,907
Temenos Group AG (I)	9,132	152,999
Tornos SA (I)	2,185	19,321
U-Blox AG (I)	397	17,226
Unaxis Holding AG (I)	14,330	80,852
Valiant Holding AG	1,110	139,310
Valora Holding AG	367	69,460
Vaudoise Assurances Holding SA	211	55,234

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Von Roll Holding AG (I)	2,046	$5,701
Vontobel Holding AG	4,837	125,325
VZ Holding AG	879	91,016
WMH Walter Meier AG (I)	120	27,446
Ypsomed Holding AG (I)	908	55,766
Zehnder Group AG (I)	1,440	78,894
Zuger Kantonalbank	20	107,411

		9,670,856
United Arab Emirates - 0.02%
Exillon Energy PLC (I)	781	3,541
Lamprell PLC	8,730	38,659

		42,200
United Kingdom - 17.96%
4imprint Group PLC	882	3,180
888 Holdings PLC (I)	10,776	5,755
A.G. Barr PLC	4,540	82,154
Aberdeen Asset Management PLC	111,289	351,895
AEA Technology Group PLC (I)	18,852	207
Aegis Group PLC	140,521	301,285
Afren PLC (I)	118,315	161,196
African Barrick Gold, Ltd.	474	3,748
Aga Rangemaster Group PLC	16,809	18,467
Alphameric PLC (I)	33,484	13,150
Amlin PLC	43,496	229,822
Anglo Pacific Group PLC	13,955	60,886
Anglo-Eastern Plantations PLC	3,005	30,265
Anite PLC	32,668	40,897
Antisoma PLC (I)	100,552	2,847
Ashmore Group PLC	33,956	180,436
Ashtead Group PLC	90,322	262,625
Assura Group, Ltd. (I)	39,777	21,607
Aveva Group PLC	8,970	223,078
Babcock International Group PLC	51,056	583,157
Balfour Beatty PLC	108,498	429,932
Barratt Developments PLC (I)	147,489	230,442
BBA Aviation PLC	66,854	185,562
Bellway PLC	18,553	212,698
Berkeley Group Holdings PLC (I)	19,444	390,805
Bloomsbury Publishing PLC	9,864	14,586
Bodycote PLC	29,408	127,910
Booker Group PLC	54,181	65,292
Bovis Homes Group PLC	27,673	207,047
Braemar Seascope Group PLC	1,189	6,089
Brammer PLC (I)	6,339	24,918
Brewin Dolphin Holdings PLC	29,852	61,363
British Polythene Industries PLC (I)	4,400	22,372
Britvic PLC	40,254	214,563
BTG PLC (I)	37,574	183,168
Bunzl PLC	1,182	15,459
Cable & Wireless Communications PLC	420,071	255,803
Capital & Counties Properties PLC	5,753	16,480
Capital & Regional PLC (I)	10,673	5,715
Carclo Plc	773	3,819
Carillion PLC	68,444	335,107
Carpetright PLC (I)	6,037	37,129
Castings PLC (I)	6,764	29,739
Centaur Media PLC	19,732	12,056
Charles Stanley Group PLC (I)	5,789	24,551
Charles Taylor Consulting PLC	5,241	10,286
Chemring Group PLC	25,908	160,331
Chesnara PLC	17,735	46,422
Chime Communications PLC	5,000	14,317
Cineworld Group PLC	8,354	26,606

114

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Clarkson PLC (I)	1,147	$20,072
Clinton Cards PLC (I)	33,476	7,045
Close Brothers Group PLC	21,899	228,169
Cobham PLC	120,081	334,196
Collins Stewart PLC	27,764	21,784
Colt Telecom Group SA (I)	38,071	57,391
Communisis PLC	19,820	7,718
Computacenter PLC	13,714	76,662
Concentric Ab (I)	13,150	74,092
Consort Medical PLC	7,040	55,132
Cookson Group PLC	39,606	309,900
Corin Group PLC	4,201	2,607
Costain Group PLC	4,761	16,096
Cranswick PLC	5,705	64,980
Creston PLC	10,587	12,099
Croda International PLC	18,931	544,850
CSR PLC	27,703	76,203
D.S. Smith PLC (I)	62,630	197,986
Daily Mail & General Trust PLC	40,524	257,757
Dairy Crest Group PLC	19,658	102,305
Davis Service Group PLC	27,406	190,468
De La Rue PLC	12,238	174,577
Debenhams PLC	169,209	169,850
Dechra Pharmaceuticals PLC	7,282	59,922
Development Securities PLC	19,418	44,670
Devro PLC	28,318	118,537
Dialight PLC	1,810	20,952
Dicom Group PLC (I)	6,393	24,235
Dignity PLC	8,333	110,811
Diploma PLC	16,008	84,054
Dixons Retail PLC (I)	681,754	121,395
Domino Printing Sciences PLC (I)	14,800	115,407
Domino’s Pizza UK & IRL PLC	14,921	105,336
Drax Group PLC	54,749	481,527
DTZ Holdings PLC (I)	19,551	2,698
Dunelm Group PLC	6,736	48,977
E2V Technologies PLC	662	1,054
easyJet PLC (I)	34,911	208,067
Electrocomponents PLC	66,269	223,007
Elementis PLC	64,224	154,189
Enquest PLC (I)	59,580	93,422
Enterprise Inns PLC (I)	57,459	32,570
Euromoney Institutional Investor PLC	4,630	50,668
Evolution Group PLC	21,877	27,491
F&C Asset Management PLC	67,720	73,739
Fenner PLC	32,177	198,771
Fidessa Group PLC	5,020	123,085
Filtrona PLC	28,879	178,551
Findel PLC (I)	37,373	1,895
FirstGroup PLC	75,809	389,629
Fortune Oil PLC	205,675	30,455
French Connection Group PLC	23,030	19,055
Fuller Smith & Turner PLC	8,112	89,802
Future PLC (I)	44,714	6,314
Galliford Try PLC	10,310	81,802
Game Group PLC	48,348	5,645
Gem Diamonds, Ltd. (I)	11,000	34,630
Genus PLC	8,891	147,595
Go-Ahead Group PLC	5,326	102,268
Greene King PLC	33,132	251,842
Greggs PLC	11,857	92,552
Halfords Group PLC	31,910	166,102
Halma PLC	59,276	321,757
Hampson Industries PLC (I)	36,786	3,292
Hardy Oil & Gas PLC (I)	7,986	18,735

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Hargreaves Lansdown PLC	706	$5,237
Hays PLC	208,392	241,008
Headlam Group PLC (I)	14,115	55,830
Helical Bar PLC	15,093	41,133
Helphire PLC (I)	51,338	1,535
Henderson Group PLC	126,596	232,400
Henry Boot PLC	14,125	26,415
Hikma Pharmaceuticals PLC	20,715	203,339
Hill & Smith Holdings PLC (I)	14,323	57,305
HMV Group PLC (I)	39,707	2,245
Hochschild Mining PLC	26,736	186,194
Hogg Robinson Group PLC	39,788	34,353
Home Retail Group PLC	134,021	188,840
Homeserve PLC	42,363	172,375
Howden Joinery Group PLC (I)	112,844	199,147
Hunting PLC	19,351	210,335
Huntsworth PLC	22,389	13,290
Hyder Consulting PLC	1,002	6,112
IG Group Holdings PLC	48,173	365,476
Imagination Technologies Group PLC (I)	42,827	333,368
Inchcape PLC	57,161	293,771
Inmarsat PLC	36,026	248,108
Innovation Group PLC (I)	69,893	20,082
Intermediate Capital Group PLC	51,098	193,381
International Personal Finance PLC	25,827	80,601
Interserve PLC	21,602	110,739
Invensys PLC	82,087	262,780
ITE Group PLC (I)	42,551	134,826
J.D. Wetherspoon PLC	12,719	86,597
James Fisher & Sons PLC (I)	4,903	38,163
Jardine Lloyd Thompson Group PLC (L)	16,819	175,716
Jazztel PLC (I)	27,263	151,806
JD Sports Fashion PLC	2,061	22,826
JKX Oil & Gas PLC (I)	17,585	43,065
John Menzies PLC	7,960	63,772
John Wood Group PLC	43,225	444,236
Johnston Press PLC (I)	131,792	9,595
Kcom Group PLC	123,424	145,575
Keller Group PLC	6,834	27,634
Kesa Electricals PLC	64,912	90,791
Kier Group PLC (I)	5,797	129,236
Ladbrokes PLC	121,469	246,748
Laird Group PLC	31,586	77,912
Laura Ashley Holdings PLC	68,094	20,317
Lavendon Group PLC (I)	17,498	24,387
Liontrust Asset Management PLC (I)	5,127	6,113
Logica PLC	150,627	190,318
London Stock Exchange Group PLC	22,726	308,355
Lonmin PLC, ADR	3,424	57,834
Lookers PLC	35,795	28,095
LSL Property Services PLC	7,930	28,610
Luminar Group Holdings PLC (I)	13,431	79
Management Consulting Group PLC	82,095	41,110
Manganese Bronze Holdings PLC (I)	3,263	1,833
Marshalls PLC	29,028	42,208
Marston’s PLC	63,978	96,422
McBride PLC (I)	22,244	44,006
Mears Group PLC (I)	10,635	35,921
Mecom Group PLC	7,200	20,837
Meggitt PLC	79,020	474,630
Melrose PLC	54,168	291,793
Melrose Resources PLC	4,954	9,552
Michael Page International PLC	49,381	299,007
Micro Focus International PLC	23,736	135,985
Millennium & Copthorne Hotels PLC (I)	26,060	176,148

115

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Misys PLC (I)	51,674	$204,629
Mitchells & Butlers PLC (I)	36,713	132,597
Mitie Group PLC	52,724	214,253
Mondi PLC	5,086	36,735
Moneysupermarket.com Group PLC	42,578	72,535
Morgan Crucible Company PLC	39,396	167,063
Morgan Sindall PLC	5,441	48,677
Mothercare PLC	9,403	24,025
Mouchel Parkman PLC (I)	10,894	2,108
MWB Group Holdings PLC (I)	15,166	5,319
N. Brown Group PLC	24,375	101,985
National Express Group PLC	65,340	216,036
NCC Group, Ltd.	178	1,900
Northgate PLC (I)	6,864	26,123
Novae Group PLC	7,625	38,472
Oxford Biomedica PLC (I)	110,000	8,487
Oxford Instruments PLC	7,852	120,496
Pace PLC	30,754	24,854
PayPoint PLC	5,847	45,522
Pendragon PLC (I)	119,021	15,567
Pennon Group PLC	32,762	369,557
Persimmon PLC	54,373	421,896
Petropavlovsk PLC	23,157	264,861
Phoenix IT Group, Ltd.	9,852	25,919
Photo-Me International PLC (I)	22,753	18,472
Premier Farnell PLC	56,405	159,911
Premier Foods PLC (I)	327,535	30,303
Premier Oil PLC (I)	67,904	390,082
Provident Financial PLC	19,013	300,437
Psion PLC	11,459	9,267
Puma Brandenburg, Ltd. (I)	82,607	3,240
Puma Brandenburg, Ltd. - Capital (I)	82,607	7,776
Punch Taverns PLC (I)	73,594	13,869
PV Crystalox Solar PLC (I)	29,561	2,011
PZ Cussons PLC	25,137	141,716
Qinetiq PLC	104,958	208,516
Quintain Estates & Development PLC (I)	161,428	91,503
R.E.A. Holdings PLC (I)	2,127	16,688
Rathbone Brothers PLC	4,711	83,048
Redrow PLC (I)	33,093	59,858
Renishaw PLC	3,900	56,542
Rentokil Initial PLC (I)	244,757	256,416
Restaurant Group PLC	29,283	140,574
Ricardo PLC	9,643	55,625
Rightmove PLC	14,759	295,255
RM PLC (I)	13,737	15,531
Robert Walters PLC	8,828	25,314
Robert Wiseman Dairies PLC (I)	5,208	19,908
Rotork PLC	13,424	381,861
RPC Group PLC (I)	24,865	131,580
RPS Group PLC	24,016	71,084
Safestore Holdings, Ltd.	1,125	1,836
Salamander Energy PLC (I)	16,320	54,739
Savills PLC	16,021	80,592
SDL PLC	13,697	131,211
Senior PLC	69,550	192,336
Severfield Rowen PLC	8,148	22,482
Shanks Group PLC	57,638	97,804
Shore Capital Group PLC (I)	82,607	21,383
SIG PLC	88,541	116,643
Smiths News PLC	49,558	66,394
Soco International PLC (I)	31,687	154,646
Spectris PLC	17,534	345,272
Speedy Hire PLC	24,086	8,256
Spirax-Sarco Engineering PLC	8,685	260,608

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Spirent Communications PLC	104,907	$208,327
Spirit Pub Company PLC (I)	73,594	45,923
Sports Direct International PLC (I)	28,725	105,851
St James’s Place PLC	28,640	154,806
St. Ives Group PLC	12,932	17,519
St. Modwen Properties PLC (I)	23,454	38,499
Stagecoach Group
Plcstagecoach Group Plc	70,904	279,398
Sthree PLC	11,092	42,394
Synergy Health PLC	7,532	104,725
TalkTalk Telecom Group PLC	44,224	93,768
Taylor Wimpey PLC (I)	554,501	340,114
Ted Baker PLC (I)	5,384	59,691
Telecity Group PLC (I)	13,453	128,983
Telecom Plus PLC (I)	6,458	81,426
Thomas Cook Group PLC (I)(L)	134,786	38,831
Thorntons PLC (I)	10,805	6,311
Topps Tiles PLC	25,009	9,437
Travis Perkins PLC	34,870	456,670
Tribal Group PLC	1,323	863
Trinity Mirror PLC (I)	37,867	28,527
TT electronics PLC (I)	26,687	60,023
TUI Travel PLC	4,750	12,890
Tullett Prebon PLC	41,154	197,938
UK Coal PLC (I)	20,780	10,775
UK Mail Group PLC (I)	6,109	19,529
Ultra Electronics Holdings PLC	7,834	177,964
Umeco PLC (I)	6,440	34,707
Unite Group PLC	15,398	43,041
United Business Media, Ltd.	36,361	287,115
UTV Media PLC	12,462	21,257
Vectura Group PLC (I)	47,949	45,458
Victrex PLC	10,789	199,722
Vislink PLC (I)	10,699	2,938
Vitec Group PLC (I)	3,750	35,356
Volex Group PLC	4,646	20,609
VP PLC (I)	664	2,156
W.S. Atkins PLC	16,312	168,498
WH Smith PLC	18,311	151,410
William Hill PLC	118,436	376,255
Wilmington Group PLC (I)	8,311	11,011
Wincanton PLC (I)	11,768	11,321
Wolfson Microelectronics PLC (I)	11,249	18,452
WSP Group PLC	7,138	23,044
Xaar PLC	20,020	74,084
Xchanging PLC (I)	27,038	27,608
XP Power, Ltd.	1,539	22,968
Yell Group PLC (I)(L)	201,603	15,862
Yule Catto & Company PLC (I)	45,142	121,146

		32,988,530
United States - 0.46%
Argonaut Gold, Inc.	3,171	21,421
Atlantic Power Corp.	7,231	96,064
Boart Longyear Group	78,496	252,508
Golden Star Resources, Ltd. (I)	38,298	78,477
Jaguar Mining, Inc. (I)(L)	8,155	58,607
pSivida Corp. (I)	2,379	3,178
Ram Power Corp. (I)	11,984	3,055
Storm Cat Energy Corp. (I)	2,400	17
Student Transportation of America, Ltd.	5,410	35,061
SXC Health Solutions Corp. (I)	4,850	286,640

116

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Tethys Petroleum Ltd. (I)	10,200	$4,550

		839,578

TOTAL COMMON STOCKS (Cost $211,430,384)		$182,276,994

CONVERTIBLE BONDS - 0.00%
Spain - 0.00%
Banco de Sabadell SA 7.750%, 11/11/2013 EUR	6,964	4,997

TOTAL CONVERTIBLE BONDS (Cost $31,442)		$4,997

WARRANTS - 0.00%
Allied Properties HK, Ltd. (Expiration
Date: 06/16/2013, Strike Price:
HKD 2.00) (I)	145,200	$2,019
Duluth Exploration Ltd. (Expiration Date:
01/18/2013, Strike Price: CAD 2.41) (I)	1,133	0
Management Consulting Group PLC
(Expiration Date 12/1/2015, Strike Price:
GBP 0.01) (I)	3,799	531
Sinarmas Land, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	93,612	5,478

TOTAL WARRANTS (Cost $21,338)		$8,028

RIGHTS - 0.01%
Agennix AG (Expiration Date: 12/06/2011,
Strike Price: EUR 2.95) (I)	1,121	0
Ceramic Fuel Cells, Ltd. (Expiration Date:
12/05/2011, Strike Price: AUD 0.108) (I)	31,554	0
CP Lotus Corp. (Expiration Date:
12/16/2011, Strike Price: HKD 0.22) (I)	112,000	0
GMG Global, Ltd. (Expiration Date:
12/14/2011, Strike Price: SGD 0.091) (I)	30,000	609
HQ AB (Expiration Date: 12/08/2011,
Strike Price: SEK 0.75) (I)	5,658	25
Lai Sun Development (Expiration Date:
12/08/2011, Strike Price: HKD 0.09) (I)	263,333	339
Mobimo Holding AG (Expiration Date:
12/05/2011, Strike Price:
CHF 192.00) (I)	582	2,312
Orpea (Expiration Date: 12/01/2011, Strike
Price: EUR 1.25) (I)(L)	3,018	6,111
Peregrine Diamonds, Ltd. (Expiration Date:
12/06/2011, Strike Price: CAD 0.85) (I)	13,425	66
Pharmaxis, Ltd. (Expiration Date:
12/08/2011, Strike Price: AUD 1.05) (I)	9,794	252
Platinum Australia, Ltd. (I)(N)	3,041	28

TOTAL RIGHTS (Cost $9,843)		$9,742

SECURITIES LENDING COLLATERAL - 3.09%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	566,633	5,670,357

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,668,213)		$5,670,357

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.47%
Money Market Funds - 1.47%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	$2,699,875	$2,699,875

TOTAL SHORT-TERM INVESTMENTS (Cost $2,699,875)		$2,699,875

Total Investments (International Small Company Fund)
(Cost $219,861,095) - 103.84%		$190,669,993
Other assets and liabilities, net - (3.84%)		(7,044,306)

TOTAL NET ASSETS - 100.00%		$183,625,687

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.23%
Australia - 1.06%
Billabong International, Ltd. (L)	1,665,938	$6,514,800
Downer EDI, Ltd. (I)	1,720,994	5,625,541

		12,140,341
Austria - 0.88%
Telekom Austria AG	873,300	10,133,395
Bermuda - 0.55%
PartnerRe, Ltd.	95,760	6,293,347
Brazil - 1.01%
Petroleo Brasileiro, ADR (L)	194,240	4,869,597
Vale SA (Preference A Shares), ADR	305,350	6,678,005

		11,547,602
Canada - 0.96%
Suncor Energy, Inc.	49,400	1,487,885
Talisman Energy, Inc.	696,840	9,537,611

		11,025,496
China - 1.40%
China Telecom Corp., Ltd.	15,331,589	9,359,649
Shanghai Electric Group Company, Ltd.	84,000	38,121
Trina Solar, Ltd., ADR (I)(L)	827,690	6,621,520

		16,019,290
Denmark - 1.64%
Danske Bank A/S (I)	1,027,640	14,369,403
Vestas Wind Systems A/S (I)(L)	330,360	4,457,371

		18,826,774
France - 12.20%
AXA SA	1,261,487	18,350,239
BNP Paribas SA	436,053	17,498,256
Carrefour SA	301,900	8,034,419
France Telecom SA	899,881	15,543,367
GDF Suez	210,400	5,911,564
Sanofi	439,086	30,735,048
Societe Generale SA	504,566	12,444,635
Total SA	377,362	19,493,607
Vivendi SA	521,760	12,040,074

		140,051,209
Germany - 6.76%
Deutsche Lufthansa AG	567,930	7,358,136
E.ON AG	515,730	12,766,294
Merck KGaA	178,869	17,765,698
Muenchener Rueckversicherungs AG	141,276	17,865,278
SAP AG	171,810	10,250,686

117

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Siemens AG	114,969	$11,603,646

		77,609,738
Hong Kong - 1.07%
China Mobile, Ltd.	908,000	8,963,217
First Pacific Company, Ltd.	3,016,000	3,337,803

		12,301,020
India - 0.94%
Reliance Industries, Ltd.	705,165	10,771,662
Ireland - 0.85%
CRH PLC	506,910	9,781,150
Italy - 1.08%
UniCredit SpA	11,840,259	12,364,008
Japan - 6.46%
ITOCHU Corp.	823,200	8,362,983
Mazda Motor Corp. (I)(L)	2,668,000	4,870,482
Nintendo Company, Ltd.	70,294	10,659,234
NKSJ Holdings, Inc.	554,000	11,002,039
Nomura Holdings, Inc.	2,845,400	9,432,833
Sony Corp.	257,914	4,644,925
Toyota Motor Corp.	390,200	12,829,498
Trend Micro, Inc.	402,100	12,343,635

		74,145,629
Netherlands - 10.28%
Aegon NV (I)	2,929,108	12,825,997
Akzo Nobel NV	219,355	11,138,738
ING Groep NV (I)	3,955,848	30,849,160
Koninklijke Philips Electronics NV	719,956	14,651,060
Randstad Holdings NV	302,380	9,446,463
Reed Elsevier NV	997,669	11,773,250
Royal Dutch Shell PLC, B Shares	759,903	27,374,599

		118,059,267
Norway - 4.62%
Statoil ASA	991,210	25,658,360
Telenor ASA	1,599,741	27,339,921

		52,998,281
Russia - 1.37%
Gazprom OAO, ADR (L)	1,369,400	15,748,100
Singapore - 2.87%
Flextronics International, Ltd. (I)	2,521,640	15,054,191
Singapore Telecommunications, Ltd.	7,326,000	17,789,968
Singapore Telecommunications, Ltd.	53,000	128,893

		32,973,052
South Korea - 6.67%
KB Financial Group, Inc., ADR (L)	572,318	19,973,898
KIWOOM Securities Company, Ltd.	72,300	3,585,518
Korea Investment Holdings Company, Ltd.	111,640	3,754,207
POSCO	33,665	11,357,644
Samsung Electronics Company, Ltd., GDR	82,864	37,895,804

		76,567,071
Spain - 1.71%
Telefonica SA	1,043,457	19,685,893
Sweden - 0.76%
Telefonaktiebolaget LM Ericsson, B Shares	822,984	8,758,433
Switzerland - 9.03%
Basilea Pharmaceutica (I)	45,060	1,561,587
Credit Suisse Group AG (I)	1,033,707	25,061,091
Lonza Group AG (I)	110,760	6,783,715
Noble Corp. (I)	222,980	7,699,499

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Roche Holdings AG	199,560	$31,741,326
Swiss Re, Ltd. (I)	301,383	15,877,141
UBS AG (Swiss Exchange) (I)	1,212,538	14,904,967

		103,629,326
Taiwan - 3.90%
Compal Electronics, Inc., GDR (S)	2,926,528	12,879,942
Lite-On Technology Corp.	32,121	35,251
Lite-On Technology Corp., GDR	2,232	23,767
Siliconware Precision Industries Company	8,647,000	7,933,487
Taiwan Semiconductor
Manufacturing Company, Ltd.	9,476,576	23,864,526

		44,736,973
United Kingdom - 17.16%
Aviva PLC (I)	4,474,750	22,041,417
BAE Systems PLC (I)	2,135,986	9,219,278
BP PLC	2,147,192	15,612,723
Carillion PLC	1,773,390	8,682,652
G4S PLC	3,311,780	13,327,895
GlaxoSmithKline PLC	1,266,935	28,073,025
Hays PLC	9,665,800	11,178,644
Kingfisher PLC	3,411,660	13,747,905
Lloyds Banking Group PLC (I)	20,681,180	8,135,235
Marks & Spencer Group PLC	1,217,370	6,339,700
Premier Foods PLC (I)	8,745,586	809,125
Rexam PLC	1,822,340	9,885,424
Tesco PLC	4,212,210	26,864,794
Vodafone Group PLC	8,510,356	23,087,843

		197,005,660

TOTAL COMMON STOCKS (Cost $1,259,032,156)		$1,093,172,717

SECURITIES LENDING COLLATERAL - 4.00%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	4,588,291	45,915,484

TOTAL SECURITIES LENDING
COLLATERAL (Cost $45,901,255)		$45,915,484

SHORT-TERM INVESTMENTS - 4.35%
Time Deposits - 4.35%
Bank of Montreal, 0.030%, 12/01/2011 *	$25,000,000	$25,000,000
Royal Bank of Canada, 0.050%, 12/01/2011 *	25,000,000	25,000,000

		50,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $50,000,000)		$50,000,000

Total Investments (International Value Fund)
(Cost $1,354,933,411) - 103.58%		$1,189,088,201
Other assets and liabilities, net - (3.58%)		(41,108,557)

TOTAL NET ASSETS - 100.00%		$1,147,979,644

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 43.35%
U.S. Government - 19.82%
U.S. Treasury Bonds
4.250%, 05/15/2039	$1,325,000	$1,633,476
4.375%, 11/15/2039 to 05/15/2041	4,775,000	6,007,575

118

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.500%, 08/15/2039		$2,550,000	$3,267,585
4.625%, 02/15/2040		2,250,000	2,941,875
6.000%, 02/15/2026		2,075,000	2,930,290
8.125%, 08/15/2019 (F)		2,900,000	4,280,220
8.750%, 05/15/2017		2,500,000	3,520,118
U.S. Treasury Notes
0.625%, 02/28/2013		27,475,000	27,624,189
0.625%, 07/15/2014 (D)		4,200,000	4,229,530
2.125%, 08/15/2021		3,375,000	3,395,041
2.375%, 07/31/2017		3,425,000	3,652,173
4.250%, 11/15/2014		14,000,000	15,576,092
4.750%, 08/15/2017		10,300,000	12,353,563

			91,411,727
U.S. Government Agency - 23.53%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019		264,321	283,423
6.500%, 04/01/2029 to 08/01/2034		13,569	15,077
7.500%, 08/01/2025 to 05/01/2028		3,387	3,841
Federal National Mortgage Association
3.500%, TBA		8,300,000	8,460,411
4.000%, TBA		59,000,000	61,459,810
4.663%, 05/01/2013		84,710	86,493
4.860%, 01/01/2015		2,662,878	2,912,388
4.962%, 02/01/2013		178,185	180,155
5.000%, 03/15/2016 to 06/01/2019		2,576,913	2,938,288
5.500%, TBA		12,700,000	13,785,139
5.500%, 08/01/2035 to 11/01/2035		503,250	546,956
5.627%, 12/01/2011		20,331	20,319
6.029%, 03/01/2012		33,158	33,521
6.062%, 05/01/2012		65,133	66,095
6.500%, 09/01/2031		54	61
7.000%, 06/01/2029		16	16
Government National
Mortgage Association
4.000%, TBA		16,500,000	17,592,680
6.000%, 12/15/2013 to 04/15/2035		28,051	31,288
6.500%, 06/15/2028 to 08/15/2034		21,090	24,000
7.000%, 11/15/2031 to 11/15/2033		84,832	96,018
8.000%, 07/15/2030		1,134	1,327

			108,537,306

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $195,495,027)			$199,949,033

FOREIGN GOVERNMENT
OBLIGATIONS - 1.05%
Brazil - 0.77%
Federative Republic of Brazil
5.875%, 01/15/2019		1,670,000	1,947,220
Federative Republic of Brazil, Series F
10.000%, 01/01/2012	BRL	2,832,000	1,626,979

			3,574,199
Mexico - 0.19%
Government of Mexico
5.625%, 01/15/2017		$780,000	882,570
Qatar - 0.09%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	399,570

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,693,812)			$4,856,339

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 45.27%
Consumer Discretionary - 5.71%
AMC Entertainment, Inc.
8.750%, 06/01/2019	$10,000	$10,100
AutoZone, Inc.
4.000%, 11/15/2020	930,000	927,904
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	146,918
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	7,200
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	5,000	5,200
Catalina Marketing Corp., PIK
10.500%, 10/01/2015 (S)	10,000	9,913
CBS Corp.
5.750%, 04/15/2020	1,065,000	1,167,730
8.200%, 05/15/2014	335,000	381,025
CCO Holdings LLC
7.375%, 06/01/2020	90,000	91,350
7.875%, 04/30/2018	5,000	5,181
8.125%, 04/30/2020	5,000	5,275
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	5,000	5,263
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019	1,375,000	1,567,015
COX Communications, Inc.
6.250%, 06/01/2018 (S)	500,000	583,300
CSC Holdings, Inc.
7.625%, 07/15/2018	341,000	368,280
Daimler Finance North America LLC
7.300%, 01/15/2012	1,131,000	1,138,700
8.500%, 01/18/2031	300,000	403,744
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,242,273
3.500%, 03/01/2016	680,000	699,815
4.750%, 10/01/2014	220,000	237,927
DISH DBS Corp.
6.750%, 06/01/2021	55,000	53,625
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	5,000	5,363
Ford Motor Company
7.450%, 07/16/2031	70,000	82,075
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	22,168
8.000%, 12/15/2016	150,000	168,609
8.125%, 01/15/2020	100,000	116,413
Home Depot, Inc.
5.875%, 12/16/2036	1,450,000	1,681,949
HSN, Inc.
11.250%, 08/01/2016	5,000	5,519
Liberty Media LLC
8.250%, 02/01/2030	102,000	98,685
Limited Brands, Inc.
6.900%, 07/15/2017	50,000	53,125
7.000%, 05/01/2020	80,000	85,400
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	509,345
5.900%, 12/01/2016	395,000	438,699
6.700%, 09/15/2028	15,000	16,111
6.900%, 04/01/2029	156,000	173,796
7.000%, 02/15/2028	15,000	16,884
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	27,675
NBCUniversal Media LLC
5.150%, 04/30/2020	1,420,000	1,535,511

119

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NetFlix, Inc.
8.500%, 11/15/2017	$30,000	$30,150
News America, Inc.
6.900%, 03/01/2019	600,000	694,492
7.750%, 01/20/2024	453,000	544,076
Peninsula Gaming LLC
8.375%, 08/15/2015	5,000	5,250
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	10,000	10,625
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	20,300
QVC, Inc.
7.500%, 10/01/2019 (S)	80,000	85,000
Service Corp. International
7.625%, 10/01/2018	10,000	10,975
Staples, Inc.
9.750%, 01/15/2014	820,000	936,792
Target Corp.
7.000%, 01/15/2038	300,000	388,877
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	192,553
8.750%, 08/01/2015	183,000	223,312
Tenneco, Inc.
8.125%, 11/15/2015	80,000	82,400
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	145,000	166,206
Time Warner Cable, Inc.
4.000%, 09/01/2021	320,000	312,414
5.000%, 02/01/2020	1,180,000	1,247,059
5.850%, 05/01/2017	420,000	472,923
5.875%, 11/15/2040	750,000	769,224
8.250%, 02/14/2014	440,000	496,672
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	71,910
Time Warner, Inc.
4.000%, 01/15/2022	150,000	148,159
4.875%, 03/15/2020	1,400,000	1,488,565
7.625%, 04/15/2031	500,000	613,744
7.700%, 05/01/2032	602,000	749,204
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	104,500
Viacom, Inc.
6.875%, 04/30/2036	1,245,000	1,484,122
Videotron Ltee
9.125%, 04/15/2018	785,000	861,538
Wynn Las Vegas LLC
7.750%, 08/15/2020	35,000	37,713

		26,343,820
Consumer Staples - 4.08%
Altria Group, Inc.
4.750%, 05/05/2021	260,000	271,430
9.250%, 08/06/2019	1,020,000	1,312,802
9.700%, 11/10/2018	650,000	850,656
10.200%, 02/06/2039	200,000	287,239
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,293,116
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,316,968
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	82,690
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	95,000	104,025
CVS Caremark Corp.
4.750%, 05/18/2020	1,650,000	1,814,974

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp. (continued)
6.250%, 06/01/2027	$325,000	$380,260
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2037	480,000	478,800
CVS Pass-Through Trust
5.880%, 01/10/2028	308,777	312,494
6.943%, 01/10/2030	45,777	49,747
General Mills, Inc.
5.200%, 03/17/2015	190,000	211,169
5.250%, 08/15/2013	440,000	470,579
5.650%, 02/15/2019	105,000	123,251
Kraft Foods, Inc.
6.500%, 02/09/2040	340,000	403,085
6.875%, 01/26/2039	560,000	692,423
Lorillard Tobacco Company
3.500%, 08/04/2016	75,000	75,267
6.875%, 05/01/2020	290,000	318,988
8.125%, 06/23/2019	224,000	259,473
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	861,135
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	325,531
5.750%, 04/07/2021 (S)	1,296,000	1,418,328
Procter & Gamble
9.360%, 01/01/2021	234,888	313,052
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,325
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	160,902
Rite Aid Corp.
10.375%, 07/15/2016	15,000	15,938
Smithfield Foods, Inc.
10.000%, 07/15/2014	95,000	108,775
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	6,000	6,360
The Kroger Company
4.950%, 01/15/2015	700,000	771,644
6.750%, 04/15/2012	1,219,000	1,243,620
Tyson Foods, Inc.
10.500%, 03/01/2014	5,000	5,763
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	400,000	447,657
5.625%, 04/15/2041	400,000	477,847
6.200%, 04/15/2038	750,000	923,816
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	625,000	645,184

		18,840,313
Energy - 3.55%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	15,280
6.250%, 06/01/2021	10,000	9,550
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	80,180
6.450%, 09/15/2036	1,220,000	1,359,148
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,275
BP Capital Markets PLC
3.125%, 10/01/2015	1,550,000	1,599,031
4.742%, 03/11/2021	405,000	446,857
4.750%, 03/10/2019	60,000	65,616
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	430,232

120

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Chesapeake Energy Corp.
6.875%, 11/15/2020	$40,000	$42,000
ConocoPhillips
4.600%, 01/15/2015	330,000	365,056
5.900%, 05/15/2038	425,000	509,530
6.500%, 02/01/2039	1,050,000	1,358,847
Consol Energy Inc.
8.000%, 04/01/2017	15,000	15,975
8.250%, 04/01/2020	15,000	16,125
El Paso Corp.
7.000%, 06/15/2017	325,000	353,111
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	28,143
Energy Transfer Equity LP
7.500%, 10/15/2020	55,000	56,925
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	50,000	50,000
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	490,000	547,101
6.500%, 09/01/2039	300,000	320,411
6.850%, 02/15/2020	530,000	613,346
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	55,000	56,100
Newfield Exploration Company
5.750%, 01/30/2022	70,000	73,763
6.625%, 04/15/2016	10,000	10,275
7.125%, 05/15/2018	30,000	31,500
Nexen, Inc.
6.200%, 07/30/2019	585,000	665,783
7.500%, 07/30/2039	40,000	45,591
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	691,814
Peabody Energy Corp.
6.500%, 09/15/2020	186,000	187,860
7.375%, 11/01/2016	65,000	70,363
Petrobras International Finance Company
5.375%, 01/27/2021	1,600,000	1,625,882
Petroleos Mexicanos
5.500%, 01/21/2021	775,000	823,438
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	146,348
6.650%, 03/15/2017	10,000	11,065
6.875%, 05/01/2018	15,000	16,803
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	242,271
Pride International, Inc.
6.875%, 08/15/2020	10,000	11,514
Range Resources Corp.
5.750%, 06/01/2021	70,000	74,725
6.750%, 08/01/2020	30,000	32,850
7.500%, 10/01/2017	25,000	26,563
San Diego Gas & Electric Company
4.500%, 08/15/2040	811,000	888,158
Statoil ASA
3.125%, 08/17/2017	750,000	785,481
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,013,691
6.375%, 12/15/2021	350,000	360,728
Valero Energy Corp.
8.750%, 06/15/2030	162,000	207,064

		16,387,369
Financials - 17.97%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	100,000	113,325

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ACE INA Holdings, Inc. (continued)
5.875%, 06/15/2014	$55,000	$60,376
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	143,607
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	102,827
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	104,000	116,890
AMB Property LP
6.125%, 12/01/2016	85,000	92,033
7.500%, 06/30/2018	106,000	118,877
American Express Centurion Bank
6.000%, 09/13/2017	875,000	980,805
American Express Company
7.000%, 03/19/2018	550,000	643,566
American Express Credit Corp.
5.125%, 08/25/2014	360,000	385,236
7.300%, 08/20/2013	500,000	539,621
American International Group, Inc.
4.875%, 09/15/2016	700,000	654,774
5.450%, 05/18/2017	430,000	407,342
AvalonBay Communities, Inc.
5.500%, 01/15/2012	79,000	79,329
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	276,359
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	238,562
Bank of America Corp.
5.420%, 03/15/2017	800,000	718,922
5.625%, 07/01/2020	1,460,000	1,287,392
5.650%, 05/01/2018	125,000	109,973
5.750%, 12/01/2017	500,000	455,786
Barclays Bank PLC
5.125%, 01/08/2020	880,000	859,756
6.050%, 12/04/2017 (S)	950,000	843,773
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	410,532
5.700%, 05/01/2017	835,000	855,356
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	205,204
6.750%, 09/15/2017	675,000	752,328
7.375%, 05/23/2014	115,000	125,738
CIT Group, Inc.
7.000%, 05/01/2015 to 05/01/2017	1,982	1,968
7.000%, 05/04/2015 to 05/02/2017 (S)	76,000	75,399
Citigroup, Inc.
4.500%, 01/14/2022	445,000	411,726
4.875%, 05/07/2015	286,000	282,968
5.000%, 09/15/2014	420,000	420,119
5.500%, 08/27/2012	900,000	911,090
6.125%, 11/21/2017 to 08/25/2036	3,575,000	3,514,621
6.500%, 08/19/2013	420,000	437,057
6.875%, 03/05/2038	275,000	289,911
Credit Acceptance Corp.
9.125%, 02/01/2017	5,000	5,113
Credit Suisse AG
6.000%, 02/15/2018	95,000	91,989
Credit Suisse New York
5.400%, 01/14/2020	2,200,000	2,007,698
Discover Financial Services
6.450%, 06/12/2017	950,000	980,785
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	79,125
Equity One, Inc.
6.000%, 09/15/2017	235,000	239,841

121

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	$1,130,000	$1,191,918
5.600%, 05/01/2015 (S)	500,000	544,757
ERP Operating LP
5.250%, 09/15/2014	975,000	1,032,844
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	435,600
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	363,471
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	59,149
Fifth Third Bancorp
3.625%, 01/25/2016	720,000	721,598
General Electric Capital Corp.
5.300%, 02/11/2021	1,300,000	1,330,264
5.500%, 01/08/2020	900,000	965,482
5.625%, 09/15/2017	1,000,000	1,097,290
6.750%, 03/15/2032	934,000	1,010,482
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	130,000	126,994
HCP, Inc.
3.750%, 02/01/2016	220,000	220,277
5.650%, 12/15/2013	200,000	209,312
6.000%, 01/30/2017	480,000	511,481
7.072%, 06/08/2015	67,000	72,838
Health Care Property, Inc.
6.000%, 03/01/2015	175,000	187,411
Health Care REIT, Inc.
5.250%, 01/15/2022	885,000	850,058
Host Hotels & Resorts LP
6.375%, 03/15/2015	80,000	81,100
6.750%, 06/01/2016	155,000	159,456
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	710,323
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,145,704
6.800%, 06/01/2038	200,000	197,269
HSBC USA, Inc.
9.500%, 04/15/2014	135,000	151,371
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	131,600
5.875%, 05/01/2013	250,000	243,750
6.250%, 05/15/2019	20,000	17,776
6.375%, 03/25/2013	123,000	121,770
8.625%, 09/15/2015	10,000	9,975
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	451,243
JPMorgan Chase & Company
4.250%, 10/15/2020	1,750,000	1,708,240
4.350%, 08/15/2021	675,000	658,269
4.400%, 07/22/2020	1,100,000	1,084,421
5.150%, 10/01/2015	200,000	208,671
6.000%, 01/15/2018	1,655,000	1,815,883
Kemper Corp.
6.000%, 05/15/2017	90,000	93,347
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	597,212
5.584%, 11/23/2015	425,000	455,645
6.875%, 10/01/2019	300,000	338,504
Lazard Group LLC
6.850%, 06/15/2017	650,000	681,370

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	$50,000	$51,528
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	845,312
Liberty Property LP
6.625%, 10/01/2017	100,000	112,535
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	300,000	289,931
4.875%, 01/21/2016	310,000	302,845
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	901,113
MassMutual Global Funding II
2.875%, 04/21/2014 (S)	118,000	121,009
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	200,000	180,380
6.220%, 09/15/2026	425,000	341,873
6.400%, 08/28/2017	1,990,000	1,905,620
6.875%, 04/25/2018	1,825,000	1,726,236
7.750%, 05/14/2038	135,000	120,621
MetLife, Inc.
5.375%, 12/15/2012	650,000	677,532
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,835,390
5.125%, 04/10/2013 (S)	335,000	350,128
Morgan Stanley
4.200%, 11/20/2014	215,000	204,389
5.500%, 07/24/2020 to 07/28/2021	800,000	692,078
5.550%, 04/27/2017	225,000	208,001
5.625%, 09/23/2019	300,000	261,886
6.000%, 04/28/2015	350,000	340,410
6.250%, 08/28/2017	850,000	806,179
6.625%, 04/01/2018	1,975,000	1,857,798
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	274,658
9.375%, 08/15/2039 (S)	900,000	1,015,592
NBD Bancorp NA
8.250%, 11/01/2024	270,000	313,230
Nordea Bank AB
4.875%, 05/13/2021 (S)	1,440,000	1,216,951
PacifiCorp
6.350%, 07/15/2038	110,000	141,521
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,308,281
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	238,380
6.125%, 10/15/2033 (S)	108,000	118,070
ProLogis LP
4.500%, 08/15/2017	920,000	911,024
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	40,000	38,000
Realty Income Corp.
5.750%, 01/15/2021	600,000	637,189
6.750%, 08/15/2019	450,000	509,569
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	135,000	135,179
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	320,528
SLM Corp.
6.250%, 01/25/2016	1,320,000	1,254,611
8.000%, 03/25/2020	11,000	10,753
8.450%, 06/15/2018	44,000	43,846
Sovereign Bank
8.750%, 05/30/2018	250,000	273,446

122

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Springleaf Finance Corp.
5.375%, 10/01/2012	$154,000	$141,680
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	261,108
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	822,078
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	2,170,000	2,196,626
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	656,317
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,050,000	988,028
5.250%, 07/27/2021	1,070,000	987,438
5.375%, 03/15/2020	290,000	273,406
6.150%, 04/01/2018	1,525,000	1,522,472
6.750%, 10/01/2037	1,405,000	1,249,948
7.500%, 02/15/2019	635,000	677,320
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	425,000	416,802
UDR, Inc.
6.050%, 06/01/2013	200,000	208,496
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	125,000	140,466
US Bancorp
7.500%, 06/01/2026	750,000	947,906
Ventas Realty LP
4.750%, 06/01/2021	661,000	635,110
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	147,700
Wachovia Corp.
5.500%, 08/01/2035	600,000	587,290
5.750%, 06/15/2017	385,000	434,043
WCI Finance LLC
5.400%, 10/01/2012 (S)	250,000	256,799
WEA Finance LLC
7.500%, 06/02/2014 (S)	130,000	145,119
Wells Fargo & Company
4.950%, 10/16/2013	1,820,000	1,905,818
5.625%, 12/11/2017	900,000	1,009,895
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	21,200
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	43,680

		82,892,191
Health Care - 3.04%
Alere, Inc.
9.000%, 05/15/2016	10,000	9,850
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,215,255
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,171,760
3.875%, 11/15/2021	1,045,000	1,029,281
6.400%, 02/01/2039	245,000	268,777
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,388
BioScrip, Inc.
10.250%, 10/01/2015	5,000	4,900
Cigna Corp.
4.000%, 02/15/2022	1,550,000	1,494,609
Community Health Systems, Inc.
8.875%, 07/15/2015	6,000	6,165

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts, Inc.
3.125%, 05/15/2016	$501,000	$497,069
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	10,375
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	83,438
HCA, Inc.
6.375%, 01/15/2015	5,000	5,013
7.250%, 09/15/2020	110,000	113,025
8.500%, 04/15/2019	215,000	232,200
McKesson Corp.
7.500%, 02/15/2019	30,000	38,383
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	219,466
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	464,333
6.500%, 12/01/2033	1,000,000	1,313,764
Pfizer, Inc.
6.200%, 03/15/2019	750,000	915,149
7.200%, 03/15/2039	550,000	771,668
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	574,641
St Jude Medical, Inc.
2.500%, 01/15/2016	606,000	622,343
Tenet Healthcare Corp.
8.875%, 07/01/2019	170,000	185,300
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	125,000	131,747
UnitedHealth Group, Inc.
3.375%, 11/15/2021	1,220,000	1,209,284
WellPoint, Inc.
4.350%, 08/15/2020	520,000	549,666
7.000%, 02/15/2019	720,000	857,299

		14,000,148
Industrials - 1.39%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	5,106
BE Aerospace, Inc.
6.875%, 10/01/2020	30,000	32,100
Bombardier, Inc.
7.500%, 03/15/2018 (S)	70,000	74,375
7.750%, 03/15/2020 (S)	60,000	64,200
Case New Holland, Inc.
7.875%, 12/01/2017	100,000	109,500
CNH America LLC
7.250%, 01/15/2016	30,000	31,800
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	91,730	94,133
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	172,880	175,681
Continental Airlines 2005-ERJ1 Pass
Through Trust
9.798%, 04/01/2021	7,446	7,595
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	27,884	28,651
Crown Americas LLC
7.625%, 05/15/2017	195,000	213,038
Deluxe Corp.
7.375%, 06/01/2015	100,000	101,000
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	36,225

123

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
GATX Financial Corp.
5.500%, 02/15/2012	$200,000	$201,139
General Electric Capital Corp.
4.650%, 10/17/2021	1,710,000	1,715,286
General Electric Company
5.250%, 12/06/2017	735,000	821,548
Goodrich Corp.
7.100%, 11/15/2027	115,000	150,417
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)	15,000	14,700
7.125%, 03/15/2021 (S)	25,000	24,500
International Lease Finance Corp.
5.750%, 05/15/2016	10,000	9,048
6.500%, 09/01/2014 (S)	5,000	5,050
6.750%, 09/01/2016 (S)	10,000	10,050
7.125%, 09/01/2018 (S)	995,000	1,014,900
John Deere Capital Corp.
3.150%, 10/15/2021	250,000	250,414
Marquette Transportation Company
10.875%, 01/15/2017	5,000	4,900
Masco Corp.
6.125%, 10/03/2016	130,000	131,657
6.500%, 08/15/2032	45,000	39,562
Meritor, Inc.
8.125%, 09/15/2015	10,000	8,850
10.625%, 03/15/2018	5,000	4,731
Navistar International Corp.
8.250%, 11/01/2021	72,000	75,060
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	262,218	280,573
Textron, Inc.
7.250%, 10/01/2019	200,000	222,658
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	77,418	69,676
Waste Management, Inc.
6.375%, 03/11/2015	340,000	387,601

		6,415,724
Information Technology - 0.75%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	50,375
Avnet, Inc.
6.625%, 09/15/2016	245,000	273,082
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	28,350
EH Holding Corp.
6.500%, 06/15/2019 (S)	46,000	44,965
Equinix, Inc.
7.000%, 07/15/2021	10,000	10,313
8.125%, 03/01/2018	30,000	31,950
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	5,000	5,100
Hewlett-Packard Company
3.000%, 09/15/2016	2,050,000	2,099,944
International Business Machines Corp.
1.950%, 07/22/2016	775,000	788,237
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	35,088
Mantech International Corp.
7.250%, 04/15/2018	10,000	10,250
Seagate HDD Cayman
6.875%, 05/01/2020	90,000	91,350

		3,469,004

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 1.70%
Agrium, Inc.
7.125%, 05/23/2036	$580,000	$758,489
ArcelorMittal
3.750%, 08/05/2015	500,000	474,037
5.375%, 06/01/2013	150,000	153,109
5.500%, 03/01/2021	325,000	286,541
6.125%, 06/01/2018	400,000	381,590
Ashland, Inc.
9.125%, 06/01/2017	10,000	11,100
Ball Corp.
6.750%, 09/15/2020	155,000	165,463
7.125%, 09/01/2016	40,000	43,200
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	21,945
CF Industries, Inc.
6.875%, 05/01/2018	40,000	45,950
7.125%, 05/01/2020	40,000	47,100
Clearwater Paper Corp.
7.125%, 11/01/2018	30,000	31,050
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	172,747
Cytec Industries, Inc.
4.600%, 07/01/2013	63,000	65,464
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	100,000	98,000
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	30,000	32,235
7.125%, 01/15/2017 (S)	190,000	197,670
Lyondell Chemical Company
8.000%, 11/01/2017	34,000	36,890
Nalco Company
6.625%, 01/15/2019 (S)	70,000	78,225
Neenah Paper, Inc.
7.375%, 11/15/2014	7,000	7,000
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	170,000	183,600
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	415,000	416,073
6.500%, 07/15/2018	425,000	501,574
Rock-Tenn Company
9.250%, 03/15/2016	25,000	26,500
The Dow Chemical Company
4.125%, 11/15/2021	400,000	395,970
4.250%, 11/15/2020	725,000	728,740
5.900%, 02/15/2015	950,000	1,051,127
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	255,614
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	1,175,000	1,160,508

		7,827,511
Telecommunication Services - 2.70%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	171,915
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	84,458
AT&T, Inc.
3.875%, 08/15/2021	849,000	858,904
5.350%, 09/01/2040	380,000	397,573
5.500%, 02/01/2018	501,000	571,504
5.625%, 06/15/2016	360,000	411,756
6.300%, 01/15/2038	2,080,000	2,420,203
COX Communications, Inc.
5.875%, 12/01/2016 (S)	750,000	857,210
7.125%, 10/01/2012	458,000	481,631

124

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Cricket Communications, Inc.
7.750%, 05/15/2016	$45,000	$44,888
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	645,265
Frontier Communications Corp.
7.125%, 03/15/2019	155,000	139,500
8.125%, 10/01/2018	115,000	109,825
8.250%, 04/15/2017	20,000	19,475
8.500%, 04/15/2020	5,000	4,750
GTE Corp.
8.750%, 11/01/2021	285,000	393,956
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,100
New Cingular Wireless Services, Inc.
8.125%, 05/01/2012	56,000	57,738
Qwest Communications International, Inc.
7.125%, 04/01/2018	105,000	107,363
8.000%, 10/01/2015	100,000	106,750
Qwest Corp.
7.500%, 10/01/2014	15,000	16,425
8.375%, 05/01/2016	180,000	204,075
SBA Telecommunications, Inc.
8.250%, 08/15/2019	30,000	32,288
SBC Communications, Inc.
5.875%, 08/15/2012	150,000	155,266
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	6,100
Telecom Italia Capital SA
5.250%, 11/15/2013	625,000	601,500
6.000%, 09/30/2034	146,000	103,377
Telefonica Emisiones SAU
5.134%, 04/27/2020	350,000	308,431
7.045%, 06/20/2036	475,000	426,869
Verizon Communications, Inc.
5.550%, 02/15/2016	870,000	985,539
6.400%, 02/15/2038	415,000	496,338
6.900%, 04/15/2038	275,000	347,103
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	647,292
Windstream Corp.
7.875%, 11/01/2017	100,000	104,500
8.125%, 09/01/2018	120,000	122,400

		12,447,267
Utilities - 4.38%
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,316,422
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	810,356
Carolina Power & Light Company
3.000%, 09/15/2021	985,000	990,799
6.500%, 07/15/2012	671,000	694,229
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	142,608
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	600,000	652,699
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	652,840
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	1,630,000	1,683,790
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,069,402
5.950%, 08/15/2016	125,000	145,394

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Commonwealth Edison Company (continued)
6.150%, 03/15/2012	$92,000	$93,323
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	350,384
6.400%, 06/15/2018	1,295,000	1,556,805
7.000%, 06/15/2038	215,000	281,897
Duke Energy Corp.
5.650%, 06/15/2013	600,000	640,222
Duke Energy Indiana, Inc.
6.350%, 08/15/2038	600,000	783,448
Edison International
3.750%, 09/15/2017	475,000	485,741
Ferrellgas LP
6.500%, 05/01/2021	56,000	48,020
Georgia Power Company
5.250%, 12/15/2015	600,000	685,952
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,048,891
Intergen NV
9.000%, 06/30/2017 (S)	75,000	78,000
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	115,500
Midamerican Energy Holdings Company
6.125%, 04/01/2036	250,000	297,501
Nevada Power Company
6.500%, 08/01/2018	225,000	269,479
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	229,628
Northern States Power Company
6.250%, 06/01/2036	125,000	168,822
6.500%, 03/01/2028	67,000	88,835
NRG Energy, Inc.
7.375%, 01/15/2017	35,000	36,400
Ohio Edison Company
6.875%, 07/15/2036	230,000	270,860
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	290,116
Progress Energy Inc.
7.000%, 10/30/2031	341,000	444,123
PSEG Power LLC
8.625%, 04/15/2031	154,000	222,891
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	437,830
7.000%, 03/09/2029	54,000	69,374
Sempra Energy
6.000%, 10/15/2039	600,000	721,171
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	225,000	260,844
Southern California Edison Company
4.500%, 09/01/2040	500,000	534,173
6.000%, 01/15/2034	261,000	335,184
The AES Corp.
8.000%, 06/01/2020	155,000	167,594
Union Electric Company
6.700%, 02/01/2019	110,000	133,814
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	173,389
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	495,650
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	239,875

		20,214,275

TOTAL CORPORATE BONDS (Cost $205,275,653)		$208,837,622

125

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.13%
Financials - 0.13%
ACE Capital Trust II 9.700%, 04/01/2030	$248,000	$322,874
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	125,000	122,344
NB Capital Trust IV 8.250%, 04/15/2027	180,000	167,400

		612,618

TOTAL CAPITAL PREFERRED SECURITIES (Cost $636,977)		$612,618

CONVERTIBLE BONDS - 0.00%
Health Care - 0.00%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	5,000	4,375
Telecommunication Services - 0.00%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	8,700

TOTAL CONVERTIBLE BONDS (Cost $12,705)		$13,075

MUNICIPAL BONDS - 3.06%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	875,000	1,106,201
City of Chicago, Illinois
6.845%, 01/01/2038	500,000	543,390
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	477,192
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	455,000	473,632
Jersey City Municipal Utilities Authority
(New Jersey) 4.550%, 05/15/2012	20,000	20,138
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	916,377
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	154,341
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	475,784
Miami Beach, Florida Redevelopment
Agency 8.950%, 12/01/2022	135,000	135,032
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,005,509
New York State Thruway Authority
5.883%, 04/01/2030	590,000	722,042
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	535,000	646,451
Ohio State University 4.800%, 06/01/2111	236,000	238,461
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	216,445
Salt River Project Agricultural
Improvement & Power District (Arizona)
4.839%, 01/01/2041	740,000	804,521
State of California
7.300%, 10/01/2039	1,050,000	1,243,148
7.550%, 04/01/2039	920,000	1,093,484
7.600%, 11/01/2040	110,000	131,940
State of Illinois
5.665%, 03/01/2018	1,345,000	1,410,865
5.877%, 03/01/2019	910,000	963,071
University of California
5.770%, 05/15/2043	715,000	810,481
University of Missouri 5.960%, 11/01/2039	400,000	505,024

TOTAL MUNICIPAL BONDS (Cost $12,497,996)		$14,093,529

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.42%
Commercial & Residential - 3.39%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	$530,000	$563,241
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,275,000	1,381,878
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,000,000	2,196,380
Series 2007-PW16, Class A4,
5.904%, 06/11/2040 (P)	1,210,000	1,299,690
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	810,000	847,072
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.581%, 02/15/2039 (P)	1,000,000	1,098,090
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	103,230
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	1,000,000	1,077,481
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	339,085
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,019,790
LB-UBS Commercial Mortgage Trust,
Series 2008-C1, Class A2
6.314%, 04/15/2041 (P)	1,000,000	1,087,878
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.854%, 05/12/2039 (P)	1,500,000	1,662,266
Morgan Stanley Capital I, Series 2005-T17,
Class A5 4.780%, 12/13/2041	500,000	534,822
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	877,000	955,049
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A1
3.669%, 02/11/2036	69,429	69,970
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	1,285,000	1,389,377

		15,625,299
U.S. Government Agency - 0.03%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	135,265	144,385
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.000%, 09/16/2035 (P)	44,120	9,432

		153,817

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $15,087,436)		$15,779,116

ASSET BACKED SECURITIES - 1.64%
Ally Master Owner Trust, Series 2010-3,
Class A 2.880%, 04/15/2015 (S)	1,000,000	1,017,939
Avis Budget Rental Car Funding
AESOP LLC, Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	1,365,000	1,411,405

126

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	$345,000	$362,745
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037	300,000	302,061
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,076,593
John Deere Owner Trust, Series 2010-A,
Class A4 2.130%, 10/17/2016	1,000,000	1,019,611
LCM LP, Series 8A, Class A
2.001%, 01/14/2021 (P)(S)	1,300,000	1,270,529
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	27,059	28,209
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B
2.350%, 11/16/2015	1,095,000	1,088,038

TOTAL ASSET BACKED SECURITIES (Cost $7,596,099)		$7,577,130

SHORT-TERM INVESTMENTS - 23.63%
Repurchase Agreement - 23.63%
Deutsche Bank Securities Repurchase
Agreement dated 11/30/2011 at 0.1400%
to be repurchased at $109,000,424 on
12/01/2011, collateralized by $3,214,427
Government National Mortgage
Association, 4.500% due 01/20/2041
(valued at $3,224,139 including interest),
$70,295,363 Government National
Mortgage Association, 5.500% due
04/20/2035 (valued at $70,572,497
including interest), and $37,248,083
Government National Mortgage
Association, 5.000% due 10/15/2039
(valued at $37,383,365
including interest)	109,000,000	109,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $109,000,000)		$109,000,000

Total Investments (Investment Quality Bond Fund)
(Cost $550,295,705) - 121.55%		$560,718,462
Other assets and liabilities, net - (21.55%)		(99,412,272)

TOTAL NET ASSETS - 100.00%		$461,306,190

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.23%
Consumer Discretionary - 14.53%
Automobiles - 1.28%
General Motors Company (I)	149,800	$3,189,242
Diversified Consumer Services - 0.84%
Apollo Group, Inc., Class A (I)	43,300	2,099,184
Hotels, Restaurants & Leisure - 2.54%
Carnival Corp.	108,499	3,602,167
International Game Technology	161,900	2,762,014

		6,364,181
Internet & Catalog Retail - 1.23%
Amazon.com, Inc. (I)	16,000	3,076,640

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 5.44%
Comcast Corp., Class A	231,100	$5,239,037
Time Warner, Inc.	149,000	5,188,180
Viacom, Inc., Class B	70,800	3,169,008

		13,596,225
Multiline Retail - 1.09%
Kohl’s Corp.	50,900	2,738,420
Specialty Retail - 0.94%
GameStop Corp., Class A (I)(L)	102,100	2,360,552
Textiles, Apparel & Luxury Goods - 1.17%
Coach, Inc. (L)	46,900	2,935,471

		36,359,915
Consumer Staples - 5.90%
Food & Staples Retailing - 1.50%
The Kroger Company	162,400	3,764,432
Food Products - 2.41%
Kraft Foods, Inc., Class A (L)	166,600	6,022,590
Household Products - 1.99%
Colgate-Palmolive Company (L)	54,400	4,977,600

		14,764,622
Energy - 12.84%
Energy Equipment & Services - 5.32%
Baker Hughes, Inc.	55,500	3,030,855
Ensco International PLC, ADR	68,700	3,570,339
McDermott International, Inc. (I)	274,700	3,106,857
Noble Corp. (I)	104,400	3,604,932

		13,312,983
Oil, Gas & Consumable Fuels - 7.52%
EOG Resources, Inc.	38,900	4,035,486
Exxon Mobil Corp.	62,400	5,019,456
Hess Corp.	70,100	4,221,422
Peabody Energy Corp.	64,200	2,518,566
Ultra Petroleum Corp. (I)(L)	85,700	3,017,497

		18,812,427

		32,125,410
Financials - 14.73%
Capital Markets - 2.43%
Invesco, Ltd.	143,300	2,901,825
Morgan Stanley	215,400	3,185,766

		6,087,591
Commercial Banks - 3.85%
U.S. Bancorp	142,500	3,693,600
Wells Fargo & Company	229,178	5,926,543

		9,620,143
Diversified Financial Services - 5.12%
Citigroup, Inc.	191,870	5,272,588
CME Group, Inc.	10,700	2,667,296
JPMorgan Chase & Company	156,900	4,859,193

		12,799,077
Insurance - 2.44%
Aflac, Inc.	67,800	2,945,232
MetLife, Inc.	100,500	3,163,740

		6,108,972
Real Estate Investment Trusts - 0.89%
Annaly Capital Management, Inc. (L)	139,200	2,236,944

		36,852,727

127

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 16.80%
Biotechnology - 5.79%
Acorda Therapeutics, Inc. (I)(L)	59,000	$1,365,850
Alexion Pharmaceuticals, Inc. (I)(L)	46,500	3,192,690
Amylin Pharmaceuticals, Inc. (I)(L)	123,400	1,332,720
Gilead Sciences, Inc. (I)	70,600	2,813,410
Pharmasset, Inc. (I)	44,100	5,776,659

		14,481,329
Health Care Equipment & Supplies - 2.29%
Baxter International, Inc.	46,600	2,407,356
Medtronic, Inc. (L)	91,034	3,316,369

		5,723,725
Health Care Providers & Services - 2.34%
HCA Holdings, Inc. (I)	102,200	2,491,636
UnitedHealth Group, Inc.	68,800	3,355,376

		5,847,012
Life Sciences Tools & Services - 0.50%
Bio-Rad Laboratories, Inc., Class A (I)	13,200	1,244,760
Pharmaceuticals - 5.88%
Allergan, Inc.	27,026	2,262,617
Johnson & Johnson	83,300	5,391,176
Merck & Company, Inc.	131,039	4,684,644
Teva Pharmaceutical Industries, Ltd., ADR	60,100	2,380,561

		14,718,998

		42,015,824
Industrials - 10.46%
Aerospace & Defense - 5.39%
General Dynamics Corp. (L)	82,300	5,436,738
Textron, Inc.	175,700	3,413,851
The Boeing Company	67,400	4,629,706

		13,480,295
Air Freight & Logistics - 1.78%
FedEx Corp.	53,583	4,451,676
Machinery - 1.87%
Illinois Tool Works, Inc. (L)	103,148	4,687,045
Road & Rail - 1.42%
Hertz Global Holdings, Inc. (I)(L)	313,100	3,541,161

		26,160,177
Information Technology - 16.09%
Communications Equipment - 3.69%
Cisco Systems, Inc.	249,800	4,656,272
QUALCOMM, Inc.	83,400	4,570,320

		9,226,592
Computers & Peripherals - 5.08%
Apple, Inc. (I)	25,200	9,631,440
Hewlett-Packard Company	110,200	3,080,090

		12,711,530
IT Services - 2.00%
ServiceSource International, Inc. (I)(L)	88,300	1,177,922
Visa, Inc., Class A	39,500	3,830,315

		5,008,237
Semiconductors & Semiconductor Equipment - 1.84%
Broadcom Corp., Class A (I)	77,700	2,357,807
Intersil Corp., Class A (L)	211,100	2,243,993

		4,601,800
Software - 3.48%
Adobe Systems, Inc. (I)(L)	182,300	4,998,666

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Symantec Corp. (I)	226,300	$3,700,005

		8,698,671

		40,246,830
Materials - 4.41%
Chemicals - 3.21%
Celanese Corp., Series A	94,900	4,411,901
The Dow Chemical Company	130,400	3,613,384

		8,025,285
Construction Materials - 1.20%
Martin Marietta Materials, Inc. (L)	38,300	2,997,358

		11,022,643
Utilities - 2.47%
Electric Utilities - 2.47%
Edison International	77,100	3,030,801
NextEra Energy, Inc.	56,800	3,148,990

		6,179,791

		6,179,791

TOTAL COMMON STOCKS (Cost $226,014,900)		$245,727,939

INVESTMENT COMPANIES - 1.05%
SPDR S&P 500 ETF Trust (L)	21,000	2,627,310

TOTAL INVESTMENT COMPANIES (Cost $2,507,345)		$2,627,310

SECURITIES LENDING COLLATERAL - 11.41%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	2,851,394	28,534,187

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,526,985)		$28,534,187

SHORT-TERM INVESTMENTS - 0.62%
Repurchase Agreement - 0.62%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $1,539,000 on 12/01/2011,
collateralized by $1,440,000 U.S. Treasury
Notes, 2.750% due 02/15/2019 (valued at
$1,575,000, including interest)	$1,539,000	$1,539,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,539,000)		$1,539,000

Total Investments (Large Cap Fund)
(Cost $258,588,230) - 111.31%		$278,428,436
Other assets and liabilities, net - (11.31%)		(28,284,414)

TOTAL NET ASSETS - 100.00%		$250,144,022

Lifecycle 2050 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 92.76%
John Hancock Funds II (G) - 89.20%
All Cap Value, Class NAV (Lord Abbett)	17,461	$194,519
Alpha Opportunities, Class NAV (Wellington)	26,172	282,398
Blue Chip Growth, Class NAV (T. Rowe Price)	21,056	440,695
Capital Appreciation, Class NAV (Jennison)	38,013	438,672

128

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifecycle 2050 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	50,477	$509,312
Emerging Markets, Class NAV (DFA)	124,915	1,190,444
Equity-Income, Class NAV (T. Rowe Price)	14,056	193,971
Fundamental Value, Class NAV (Davis)	19,566	282,929
Global Real Estate, Class NAV (Deutsche)	30,430	210,574
Health Sciences, Class NAV (T. Rowe Price) (I)	9,747	103,222
Heritage, Class NAV (American Century)	10,917	96,614
Index 500, Class NAV (John Hancock) (A)(2)	408,094	3,811,598
International Equity Index, Class NAV (SSgA)	64,044	999,092
International Growth Stock,
Class NAV (Invesco)	12,099	125,230
International Small Cap, Class NAV (Franklin)	8,480	116,516
International Small Company,
Class NAV (DFA)	15,619	116,516
International Value, Class NAV (Franklin)	9,560	125,230
Mid Cap Growth Index, Class NAV (SSgA)	15,417	171,436
Mid Cap Stock, Class NAV (Wellington) (I)	13,064	216,338
Mid Cap Value Equity, Class NAV (Columbia)	8,422	77,568
Mid Cap Value Index, Class NAV (SSgA)	16,857	171,436
Mid Value, Class NAV (T. Rowe Price)	11,412	157,829
Mutual Shares, Class NAV (Franklin)	18,534	194,241
Natural Resources, Class NAV (Wellington)	20,088	404,577
Real Estate Equity, Class NAV (T. Rowe Price)	8,730	70,187
Redwood, Class NAV (RCM) (I)	13,249	137,657
Small Cap Growth, Class NAV (Wellington)	5,956	59,624
Small Cap Index, Class NAV
(John Hancock) (A)(2)	13,396	170,265
Small Cap Value, Class NAV (Wellington)	4,686	76,193
Small Company Growth,
Class NAV (Invesco) (I)	4,480	59,624
Small Company Value, Class NAV (T.
Rowe Price)	4,044	102,769
Smaller Company Growth, Class NAV
(Frontier/John Hancock/Perimeter) (A)(2)	5,578	59,624
U.S. Equity, Class NAV (GMO)	50,360	516,194
Value & Restructuring, Class NAV (Columbia)	15,999	170,393
Value, Class NAV (Invesco)	8,038	77,568
John Hancock Funds III (G) - 3.09%
Global Shareholder Yield, Class NAV (Epoch)	31,584	295,945
International Core, Class NAV (GMO)	4,680	125,230
John Hancock Investment Trust (G) - 0.47%
Small Cap Intrinsic Value, Class NAV
(John Hancock) (A)(1)	5,919	63,810
FIXED INCOME - 5.00%
John Hancock Funds II (G) - 5.00%
Active Bond, Class NAV
(John Hancock/Declaration) (A)(1)	3,767	38,118
Floating Rate Income, Class NAV (WAMCO)	9,085	83,760
Global Bond, Class NAV (PIMCO)	2,985	38,839
Global High Yield, Class NAV (Stone Harbor)	5,250	52,661
High Yield, Class NAV (WAMCO)	8,708	73,148
Multi Sector Bond, Class NAV (Stone Harbor)	6,342	62,533
Real Return Bond, Class NAV (PIMCO)	2,226	29,132
Spectrum Income, Class NAV (T. Rowe Price)	6,732	70,690
Strategic Income Opportunities, Class NAV
(John Hancock) (A)(1)	6,765	70,690
Total Return, Class NAV (PIMCO)	7,810	107,544
U.S. High Yield Bond, Class NAV
(Wells Capital)	4,261	52,661

Lifecycle 2050 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
CURRENCY - 2.25%
John Hancock Funds II - 2.25%
Currency Strategies, Class NAV
(First Quadrant) (I)	33,031	$305,869
Total investments (Cost $13,742,070) - 100.01%		$13,601,685
Other assets and liabilities, net - (0.01%)		(1,591)

TOTAL NET ASSETS - 100.00%		$13,600,094

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.14%
Consumer Discretionary - 22.27%
Auto Components - 1.19%
BorgWarner, Inc. (I) (L)	8,784	$579,041
Gentex Corp.	11,500	339,020
The Goodyear Tire & Rubber Company (I)	9,775	136,752

		1,054,813
Automobiles - 0.79%
Harley-Davidson, Inc.	19,020	699,365
Distributors - 0.38%
LKQ Corp. (I)	11,057	337,570
Diversified Consumer Services - 1.03%
Apollo Group, Inc., Class A (I)	9,967	483,200
DeVry, Inc.	5,303	183,007
ITT Educational Services, Inc. (I) (L)	1,676	92,113
Weight Watchers International, Inc. (L)	2,600	152,802

		911,122
Hotels, Restaurants & Leisure - 2.12%
Chipotle Mexican Grill, Inc. (I) (L)	2,542	817,406
Dunkin’ Brands Group, Inc. (I) (L)	4,300	108,790
Hyatt Hotels Corp., Class A (I)	1,781	63,564
International Game Technology	8,368	142,758
Starwood Hotels & Resorts Worldwide, Inc.	15,643	745,858

		1,878,376
Household Durables - 0.87%
Harman International Industries, Inc.	2,804	115,805
NVR, Inc. (I) (L)	111	74,353
Tempur-Pedic International, Inc. (I)	5,400	294,894
Tupperware Brands Corp.	4,900	285,474

		770,526
Internet & Catalog Retail - 0.81%
Expedia, Inc. (L)	15,847	440,784
Netflix, Inc. (I) (L)	4,209	271,607

		712,391
Leisure Equipment & Products - 0.50%
Hasbro, Inc.	3,400	121,754
Polaris Industries, Inc.	5,300	318,530

		440,284
Media - 3.87%
Cablevision Systems Corp., Class A	16,996	254,940
Charter Communications, Inc., Class A (I)	3,500	185,045
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,181	24,667
Lamar Advertising Company, Class A (I) (L)	3,352	81,420

129

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Liberty Global, Inc., Series A (I)	11,500	$452,985
Liberty Global, Inc., Series C (I)	9,535	361,377
Liberty Media Corp. - Liberty
Capital, Series A (I)	9,111	694,950
Scripps Networks Interactive, Inc., Class A	7,125	283,718
Sirius XM Radio, Inc. (I) (L)	300,178	540,320
The Interpublic Group of Companies, Inc.	13,464	126,292
The Washington Post Company, Class B	200	71,782
Virgin Media, Inc.	15,561	344,832

		3,422,328
Multiline Retail - 1.56%
Dollar Tree, Inc. (I)	9,832	801,210
Family Dollar Stores, Inc.	9,797	582,138

		1,383,348
Specialty Retail - 7.24%
Abercrombie & Fitch Company, Class A	7,068	338,628
Advance Auto Parts, Inc.	5,947	411,651
AutoNation, Inc. (I) (L)	3,600	129,996
CarMax, Inc. (I) (L)	18,209	523,691
Dick’s Sporting Goods, Inc.	7,714	303,237
Limited Brands, Inc.	20,400	863,532
O’Reilly Automotive, Inc. (I)	10,881	840,448
PetSmart, Inc.	9,152	441,584
Ross Stores, Inc.	9,414	838,693
Tiffany & Company	9,775	655,316
Tractor Supply Company	5,800	418,934
Ulta Salon Cosmetics & Fragrance, Inc. (I)	3,900	271,557
Urban Outfitters, Inc. (I) (L)	10,278	277,300
Williams-Sonoma, Inc.	2,600	98,202

		6,412,769
Textiles, Apparel & Luxury Goods - 1.91%
Deckers Outdoor Corp. (I)	3,100	337,730
Fossil, Inc. (I)	4,273	382,818
Lululemon Athletica, Inc. (I) (L)	8,000	397,600
PVH Corp.	4,837	328,384
Under Armour, Inc., Class A (I)	3,000	243,990

		1,690,522

		19,713,414
Consumer Staples - 3.36%
Beverages - 0.62%
Hansen Natural Corp. (I)	5,989	552,186
Food & Staples Retailing - 0.92%
Whole Foods Market, Inc.	11,980	815,838
Food Products - 0.76%
Green Mountain Coffee Roasters, Inc. (I) (L)	10,470	548,942
Hormel Foods Corp. (L)	4,206	126,643

		675,585
Household Products - 0.46%
Energizer Holdings, Inc. (I)	5,560	401,877
Personal Products - 0.60%
Herbalife, Ltd.	9,542	527,673

		2,973,159
Energy - 13.57%
Energy Equipment & Services - 3.03%
Core Laboratories NV	3,718	431,474
Dresser-Rand Group, Inc. (I)	6,443	335,487
FMC Technologies, Inc. (I) (L)	19,321	1,011,648
Helmerich & Payne, Inc. (L)	8,591	489,343

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oceaneering International, Inc.	8,718	$414,628

		2,682,580
Oil, Gas & Consumable Fuels - 10.54%
Brigham Exploration Company (I)	9,400	342,442
Cabot Oil & Gas Corp.	8,403	744,422
Cobalt International Energy, Inc. (I)	9,584	102,453
Concho Resources, Inc. (I) (L)	7,827	795,380
Consol Energy, Inc.	18,230	759,097
Continental Resources, Inc. (I)	3,578	252,571
Denbury Resources, Inc. (I)	32,190	544,011
EQT Corp.	11,400	706,914
EXCO Resources, Inc. (L)	10,279	122,423
HollyFrontier Corp.	16,806	390,740
Kinder Morgan Management LLC (I)	3,467	245,332
Pioneer Natural Resources Company	8,475	801,227
Plains Exploration & Production Company (I)	7,400	263,292
QEP Resources, Inc.	14,188	463,238
Range Resources Corp.	12,904	925,346
SandRidge Energy, Inc. (I) (L)	29,500	216,825
SM Energy Company	5,100	405,399
Sunoco, Inc.	9,756	378,630
Ultra Petroleum Corp. (I)	12,300	433,083
Whiting Petroleum Corp. (I)	9,492	441,473

		9,334,298

		12,016,878
Financials - 4.90%
Capital Markets - 0.64%
Affiliated Managers Group, Inc. (I)	1,424	134,668
Eaton Vance Corp.	9,630	231,409
SEI Investments Company	11,800	198,240

		564,317
Commercial Banks - 0.10%
First Republic Bank (I)	3,000	85,140
Diversified Financial Services - 1.77%
CBOE Holdings, Inc.	7,300	196,516
IntercontinentalExchange, Inc. (I) (L)	5,866	714,010
Leucadia National Corp.	5,800	135,836
Moody’s Corp. (L)	5,800	201,318
MSCI, Inc. (I)	9,555	322,481

		1,570,161
Insurance - 0.79%
Arch Capital Group, Ltd. (I)	10,700	404,139
Brown & Brown, Inc.	9,812	204,678
Erie Indemnity Company	1,200	88,548

		697,365
Real Estate Investment Trusts - 0.91%
Digital Realty Trust, Inc.	2,752	174,752
Essex Property Trust, Inc.	1,000	132,850
Federal Realty Investment Trust	2,500	221,075
Host Hotels & Resorts, Inc.	19,791	280,045

		808,722
Real Estate Management & Development - 0.61%
CBRE Group, Inc. (I)	23,427	393,808
Jones Lang LaSalle, Inc.	2,212	142,497

		536,305
Thrifts & Mortgage Finance - 0.08%
TFS Financial Corp. (I)	7,699	71,293

		4,333,303

130

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 14.82%
Biotechnology - 2.60%
Alexion Pharmaceuticals, Inc. (I)	14,776	$1,014,520
Human Genome Sciences, Inc. (I) (L)	15,363	117,834
Pharmasset, Inc. (I)	2,700	353,673
Regeneron Pharmaceuticals, Inc. (I)	5,700	338,694
Vertex Pharmaceuticals, Inc. (I)	16,625	481,959

		2,306,680
Health Care Equipment & Supplies - 3.77%
C.R. Bard, Inc.	6,900	601,611
CareFusion Corp. (I)	8,969	222,252
DENTSPLY International, Inc. (L)	11,340	409,487
Edwards Lifesciences Corp. (I)	9,242	610,249
Gen-Probe, Inc. (I)	3,815	240,307
IDEXX Laboratories, Inc. (I) (L)	4,594	345,423
ResMed, Inc. (I) (L)	12,354	321,822
Varian Medical Systems, Inc. (I) (L)	9,381	583,780

		3,334,931
Health Care Providers & Services - 3.15%
AmerisourceBergen Corp.	21,575	801,511
DaVita, Inc. (I)	7,535	574,016
Henry Schein, Inc. (I)	7,430	478,046
Laboratory Corp. of America Holdings (I)	8,100	694,332
Patterson Companies, Inc.	7,925	239,097

		2,787,002
Health Care Technology - 1.13%
Allscripts Healthcare Solutions, Inc. (I)	15,400	299,684
Cerner Corp. (I)	11,445	697,916

		997,600
Life Sciences Tools & Services - 2.48%
Bio-Rad Laboratories, Inc., Class A (I)	1,564	147,485
Covance, Inc. (I)	4,860	223,123
Illumina, Inc. (I) (L)	9,816	273,081
Life Technologies Corp. (I)	14,399	557,673
Mettler-Toledo International, Inc. (I)	2,533	404,773
Waters Corp. (I) (L)	7,368	589,440

		2,195,575
Pharmaceuticals - 1.69%
Mylan, Inc. (I)	34,185	667,633
Perrigo Company	6,717	657,594
Warner Chilcott PLC, Class A (I)	11,228	176,504

		1,501,731

		13,123,519
Industrials - 13.71%
Aerospace & Defense - 1.25%
BE Aerospace, Inc. (I)	7,900	307,705
Textron, Inc.	22,329	433,852
TransDigm Group, Inc. (I)	3,800	366,396

		1,107,953
Building Products - 0.11%
Masco Corp.	9,900	94,842
Commercial Services & Supplies - 1.66%
Copart, Inc. (I)	4,816	216,383
Iron Mountain, Inc.	14,511	440,699
Stericycle, Inc. (I) (L)	6,505	527,035
Waste Connections, Inc.	8,600	281,822

		1,465,939
Construction & Engineering - 0.69%
Foster Wheeler AG (I)	9,940	184,387

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Jacobs Engineering Group, Inc. (I) (L)	10,224	$424,705

		609,092
Electrical Equipment - 1.84%
AMETEK, Inc.	12,918	553,407
Roper Industries, Inc. (L)	7,680	654,259
Sensata Technologies Holding NV (I) (L)	7,049	220,281
The Babcock & Wilcox Company (I)	8,931	202,555

		1,630,502
Machinery - 3.21%
AGCO Corp. (I)	7,640	349,530
Donaldson Company, Inc.	5,866	400,941
Flowserve Corp.	1,603	164,740
Gardner Denver, Inc.	4,200	360,024
Joy Global, Inc. (L)	8,410	767,665
Navistar International Corp. (I)	5,491	204,430
Pall Corp.	4,705	256,375
Xylem, Inc. (L)	14,100	336,990

		2,840,695
Professional Services - 1.51%
Dun & Bradstreet Corp.	3,997	279,270
IHS, Inc., Class A (I)	3,361	297,045
Nielsen Holdings NV (I)	7,200	209,160
Robert Half International, Inc.	5,475	145,033
Verisk Analytics, Inc., Class A (I)	10,467	411,144

		1,341,652
Road & Rail - 1.08%
J.B. Hunt Transport Services, Inc.	7,799	356,570
Kansas City Southern (I)	8,821	600,093

		956,663
Trading Companies & Distributors - 2.36%
Fastenal Company (L)	22,426	934,043
MSC Industrial Direct Company, Inc., Class A	3,715	258,304
W.W. Grainger, Inc. (L)	4,819	900,671

		2,093,018

		12,140,356
Information Technology - 19.41%
Communications Equipment - 2.62%
Acme Packet, Inc. (I) (L)	4,500	150,435
F5 Networks, Inc. (I)	6,533	738,425
Motorola Mobility Holdings, Inc. (I)	22,700	885,300
Polycom, Inc. (I)	14,300	241,670
Riverbed Technology, Inc. (I)	11,823	307,398

		2,323,228
Computers & Peripherals - 0.53%
SanDisk Corp. (I)	9,594	473,080
Electronic Equipment, Instruments & Components - 1.87%
Amphenol Corp., Class A	13,620	617,395
Dolby Laboratories, Inc., Class A (I)	4,257	140,140
Flextronics International, Ltd. (I)	20,600	122,982
FLIR Systems, Inc.	12,904	346,601
Trimble Navigation, Ltd. (I)	9,883	425,760

		1,652,878
Internet Software & Services - 1.81%
Akamai Technologies, Inc. (I)	14,923	431,424
Equinix, Inc. (I)	3,766	376,675
Rackspace Hosting, Inc. (I) (L)	8,300	360,054
VeriSign, Inc.	12,838	431,100

		1,599,253

131

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 2.79%
Alliance Data Systems Corp. (I) (L)	4,131	$423,056
Fiserv, Inc. (I)	11,372	655,710
Global Payments, Inc.	6,500	287,495
Teradata Corp. (I)	13,581	736,498
VeriFone Systems, Inc. (I)	8,400	368,340

		2,471,099
Semiconductors & Semiconductor Equipment - 3.72%
Atmel Corp. (I)	37,048	328,616
Avago Technologies, Ltd.	17,839	533,743
Cree, Inc. (I)	8,801	218,969
First Solar, Inc. (I)	2,900	138,794
Freescale
Semiconductor Holdings I, Ltd. (I) (L)	3,700	46,879
Lam Research Corp. (I)	3,477	141,757
Linear Technology Corp.	18,246	558,875
NVIDIA Corp. (I)	24,200	378,246
Skyworks Solutions, Inc. (I)	15,069	245,775
Xilinx, Inc. (L)	21,315	697,214

		3,288,868
Software - 6.07%
ANSYS, Inc. (I)	7,396	458,330
Autodesk, Inc. (I)	18,393	626,650
BMC Software, Inc. (I)	14,269	508,833
Electronic Arts, Inc. (I) (L)	26,840	622,420
FactSet Research Systems, Inc.	3,484	324,813
Informatica Corp. (I)	8,500	382,118
MICROS Systems, Inc. (I)	6,500	306,605
Nuance Communications, Inc. (I)	19,400	476,852
Red Hat, Inc. (I)	15,504	776,440
Rovi Corp. (I)	9,140	253,635
Solera Holdings, Inc.	5,700	269,724
TIBCO Software, Inc. (I)	13,400	367,160

		5,373,580

		17,181,986
Materials - 5.72%
Chemicals - 4.02%
Albemarle Corp.	7,000	381,710
Celanese Corp., Series A	12,552	583,542
CF Industries Holdings, Inc.	1,988	277,922
FMC Corp.	5,764	483,715
Nalco Holding Company	10,575	409,781
Sigma-Aldrich Corp.	9,773	633,388
The Scotts Miracle-Gro Company, Class A	3,500	154,315
The Sherwin-Williams Company	7,300	633,859

		3,558,232
Containers & Packaging - 0.94%
Ball Corp.	12,474	437,962
Crown Holdings, Inc. (I)	12,114	391,403

		829,365
Metals & Mining - 0.76%
Cliffs Natural Resources, Inc.	4,100	278,021
Molycorp, Inc. (I) (L)	4,700	159,095
Walter Energy, Inc.	3,300	236,610

		673,726

		5,061,323
Telecommunication Services - 1.16%
Diversified Telecommunication Services - 0.19%
Level 3 Communications, Inc. (I)	7,980	164,468

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.97%
MetroPCS Communications, Inc. (I)	20,454	$171,405
NII Holdings, Inc. (I)	13,739	316,134
SBA Communications Corp., Class A (I) (L)	9,151	374,184

		861,723

		1,026,191
Utilities - 0.22%
Independent Power Producers & Energy Traders - 0.22%
Calpine Corp. (I)	12,955	194,843

TOTAL COMMON STOCKS (Cost $83,891,658)		$87,764,972

SECURITIES LENDING COLLATERAL - 15.42%
John Hancock Collateral
Investment Trust, 0.3328% (W) (Y)	1,363,756	13,647,247

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,644,447)		$13,647,247

SHORT-TERM INVESTMENTS - 0.90%
Money Market Funds - 0.81%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.120% (Y)	$717,588	$717,588
U.S. Government - 0.09%
U.S. Treasury Bill, 0.0200%. 03/29/2012 (F) *	80,000	79,995

TOTAL SHORT-TERM INVESTMENTS (Cost $797,583)		$797,583

Total Investments (Mid Cap Growth Index Fund)
(Cost $98,333,688) - 115.46%		$102,209,802
Other assets and liabilities, net - (15.46%)		(13,686,723)

TOTAL NET ASSETS - 100.00%		$88,523,079

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.66%
Consumer Discretionary - 14.13%
Auto Components - 1.04%
BorgWarner, Inc. (I)	47,658	$3,141,614
Gentex Corp.	62,222	1,834,305

		4,975,919
Automobiles - 0.10%
Thor Industries, Inc. (L)	19,415	469,843
Distributors - 0.41%
LKQ Corp. (I)	63,685	1,944,303
Diversified Consumer Services - 0.83%
Career Education Corp. (I)	26,134	184,506
ITT Educational Services, Inc. (I) (L)	8,814	484,417
Matthews International Corp., Class A	12,708	421,524
Regis Corp. (L)	25,094	407,025
Service Corp. International (L)	103,037	1,056,129
Sotheby’s	29,371	922,543
Strayer Education, Inc. (L)	5,222	507,892

		3,984,036
Hotels, Restaurants & Leisure - 1.47%
Bally Technologies, Inc. (I)	19,287	739,464
Bob Evans Farms, Inc.	13,181	441,300
Brinker International, Inc. (L)	35,936	865,339

132

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
International Speedway Corp., Class A	12,396	$304,942
Life Time Fitness, Inc. (I)	18,406	749,676
Panera Bread Company, Class A (I)	13,233	1,897,348
Scientific Games Corp., Class A (I)	25,265	217,279
The Cheesecake Factory, Inc. (I) (L)	24,499	694,792
The Wendy’s Company	130,916	649,343
WMS Industries, Inc. (I)	24,228	508,061

		7,067,544
Household Durables - 1.43%
American Greetings Corp., Class A (L)	17,679	300,366
KB Home (L)	31,406	230,834
MDC Holdings, Inc. (L)	16,321	291,330
Mohawk Industries, Inc. (I)	24,813	1,353,797
NVR, Inc. (I) (L)	2,362	1,582,186
Ryland Group, Inc.	19,316	290,513
Toll Brothers, Inc. (I) (L)	63,942	1,298,662
Tupperware Brands Corp.	26,352	1,535,268

		6,882,956
Leisure Equipment & Products - 0.38%
Polaris Industries, Inc. (L)	30,059	1,806,546
Media - 0.96%
AMC Networks, Inc. (I)	24,926	897,336
DreamWorks Animation SKG, Inc. (I) (L)	30,864	573,144
John Wiley & Sons, Inc.	20,662	993,842
Lamar Advertising Company, Class A (I) (L)	25,457	618,351
Meredith Corp. (L)	16,230	470,670
Scholastic Corp.	10,945	296,281
The New York Times
Company, Class A (I) (L)	52,556	382,608
Valassis Communications, Inc. (I) (L)	20,432	392,499

		4,624,731
Multiline Retail - 1.13%
99 Cents Only Stores (I) (L)	20,548	448,974
Dollar Tree, Inc. (I)	53,054	4,323,370
Saks, Inc. (I) (L)	69,563	662,240

		5,434,584
Specialty Retail - 4.47%
Aaron’s, Inc.	34,201	898,802
Advance Auto Parts, Inc.	32,061	2,219,262
Aeropostale, Inc. (I) (L)	35,107	544,510
American Eagle Outfitters, Inc.	84,733	1,178,636
ANN, Inc. (I)	22,713	532,847
Ascena Retail Group, Inc. (I)	29,876	822,188
Barnes & Noble, Inc. (I) (L)	17,783	310,136
Chico’s FAS, Inc.	74,861	778,554
Collective Brands, Inc. (I)	26,336	367,387
Dick’s Sporting Goods, Inc.	41,874	1,646,067
Foot Locker, Inc.	66,498	1,568,688
Guess?, Inc.	29,045	816,745
Office Depot, Inc. (I)	121,785	274,016
PetSmart, Inc.	49,025	2,365,456
RadioShack Corp. (L)	43,374	497,934
Rent-A-Center, Inc.	26,800	963,460
Signet Jewelers, Ltd.	37,717	1,670,109
Tractor Supply Company	31,050	2,242,742
Williams-Sonoma, Inc.	45,439	1,716,231

		21,413,770
Textiles, Apparel & Luxury Goods - 1.91%
Deckers Outdoor Corp. (I)	16,747	1,824,502
Fossil, Inc. (I)	23,046	2,064,691
Hanesbrands, Inc. (I)	42,235	1,040,248

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	29,378	$1,994,472
The Warnaco Group, Inc. (I)	18,693	947,548
Under Armour, Inc., Class A (I) (L)	15,917	1,294,530

		9,165,991

		67,770,223
Consumer Staples - 4.08%
Beverages - 0.64%
Hansen Natural Corp. (I)	33,518	3,090,360
Food & Staples Retailing - 0.18%
Ruddick Corp. (L)	21,370	851,595
Food Products - 2.13%
Corn Products International, Inc.	33,364	1,734,594
Flowers Foods, Inc. (L)	49,230	973,277
Green Mountain Coffee Roasters, Inc. (I) (L)	55,917	2,931,728
Lancaster Colony Corp. (L)	8,677	610,861
Ralcorp Holdings, Inc. (I)	23,978	1,949,891
Smithfield Foods, Inc. (I) (L)	71,757	1,757,329
Tootsie Roll Industries, Inc. (L)	10,818	260,822

		10,218,502
Household Products - 1.03%
Church & Dwight Company, Inc.	62,435	2,762,749
Energizer Holdings, Inc. (I)	29,905	2,161,533

		4,924,282
Tobacco - 0.10%
Universal Corp. (L)	10,093	478,206

		19,562,945
Energy - 6.77%
Energy Equipment & Services - 3.06%
Atwood Oceanics, Inc. (I)	24,563	1,007,083
CARBO Ceramics, Inc. (L)	8,660	1,232,491
Dresser-Rand Group, Inc. (I)	34,693	1,806,465
Dril-Quip, Inc. (I)	14,978	1,065,385
Exterran Holdings, Inc. (I) (L)	27,809	318,691
Helix Energy Solutions Group, Inc. (I)	46,067	817,229
Oceaneering International, Inc.	47,187	2,244,214
Oil States International, Inc. (I)	22,317	1,679,354
Patterson-UTI Energy, Inc.	67,679	1,422,613
Superior Energy Services, Inc. (I) (L)	34,714	1,031,353
Tidewater, Inc. (L)	22,554	1,136,722
Unit Corp. (I)	18,007	911,514

		14,673,114
Oil, Gas & Consumable Fuels - 3.71%
Arch Coal, Inc.	92,647	1,518,484
Bill Barrett Corp. (I) (L)	20,675	806,325
Cimarex Energy Company	37,206	2,495,778
Comstock Resources, Inc. (I)	20,725	344,657
Energen Corp.	31,338	1,589,463
Forest Oil Corp. (I)	49,735	797,749
HollyFrontier Corp.	91,341	2,123,678
Northern Oil and Gas, Inc. (I) (L)	27,461	672,520
Patriot Coal Corp. (I) (L)	39,718	413,464
Plains Exploration & Production Company (I)	61,323	2,181,872
Quicksilver Resources, Inc. (I) (L)	52,104	422,042
SM Energy Company	27,712	2,202,827
Southern Union Company	54,233	2,235,484

		17,804,343

		32,477,457

133

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 18.80%
Capital Markets - 1.91%
Affiliated Managers Group, Inc. (I)	22,635	$2,140,592
Apollo Investment Corp.	85,361	615,453
Eaton Vance Corp. (L)	51,014	1,225,866
Greenhill & Company, Inc. (L)	12,661	488,208
Janus Capital Group, Inc.	81,215	536,019
Jefferies Group, Inc. (L)	64,183	734,254
Raymond James Financial, Inc.	44,582	1,328,989
SEI Investments Company	65,108	1,093,814
Waddell & Reed Financial, Inc., Class A	37,414	1,016,913

		9,180,108
Commercial Banks - 3.54%
Associated Banc-Corp.	75,412	784,285
BancorpSouth, Inc. (L)	31,582	309,504
Bank of Hawaii Corp. (L)	20,475	871,211
Cathay General Bancorp	34,219	474,618
City National Corp.	20,357	863,544
Commerce Bancshares, Inc. (L)	35,308	1,314,530
Cullen/Frost Bankers, Inc.	26,624	1,346,376
East West Bancorp, Inc.	64,760	1,267,353
FirstMerit Corp. (L)	47,502	694,004
Fulton Financial Corp.	86,880	813,197
Hancock Holding Company	36,832	1,124,665
International Bancshares Corp.	23,193	414,691
Prosperity Bancshares, Inc. (L)	20,393	815,516
Signature Bank (I)	18,893	1,103,918
SVB Financial Group (I) (L)	18,799	884,305
Synovus Financial Corp.	344,019	512,588
TCF Financial Corp. (L)	69,419	698,355
Trustmark Corp. (L)	27,868	623,128
Valley National Bancorp (L)	73,901	872,032
Webster Financial Corp.	31,985	630,105
Westamerica Bancorp. (L)	12,395	569,054

		16,986,979
Diversified Financial Services - 0.37%
MSCI, Inc. (I)	52,387	1,768,061
Insurance - 4.03%
American Financial Group, Inc. (L)	34,092	1,227,312
Arthur J. Gallagher & Company	48,925	1,515,697
Aspen Insurance Holdings, Ltd.	30,796	816,710
Brown & Brown, Inc.	50,331	1,049,905
Everest Re Group, Ltd.	23,628	2,072,884
Fidelity National Financial, Inc., Class A	97,194	1,542,469
First American Financial Corp.	45,811	531,408
HCC Insurance Holdings, Inc.	47,824	1,285,509
Kemper Corp.	21,811	600,893
Mercury General Corp.	15,731	707,580
Old Republic International Corp. (L)	111,078	913,061
Protective Life Corp. (L)	36,810	816,814
Reinsurance Group of America, Inc.	32,218	1,659,227
StanCorp Financial Group, Inc.	19,361	682,669
The Hanover Insurance Group, Inc.	19,760	712,941
Transatlantic Holdings, Inc.	27,162	1,484,132
W.R. Berkley Corp. (L)	49,362	1,683,738

		19,302,949
Real Estate Investment Trusts - 7.80%
Alexandria Real Estate Equities, Inc. (L)	26,934	1,765,793
American Campus Communities, Inc.	30,262	1,190,507
BRE Properties, Inc.	32,494	1,581,158
Camden Property Trust	30,947	1,786,570
Corporate Office Properties Trust (L)	31,272	652,021
Cousins Properties, Inc.	45,159	268,696

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Duke Realty Corp.	109,912	$1,274,979
Equity One, Inc. (L)	25,712	429,648
Essex Property Trust, Inc.	14,232	1,890,721
Federal Realty Investment Trust	27,312	2,415,200
Highwoods Properties, Inc. (L)	31,464	907,422
Home Properties, Inc.	19,281	1,059,877
Hospitality Properties Trust (L)	53,663	1,182,196
Liberty Property Trust (L)	50,287	1,499,055
Mack-Cali Realty Corp.	37,824	963,756
Omega Healthcare Investors, Inc. (L)	44,840	803,981
Potlatch Corp. (L)	17,459	561,481
Rayonier, Inc.	52,952	2,151,969
Realty Income Corp. (L)	55,170	1,868,056
Regency Centers Corp. (L)	39,096	1,452,807
Senior Housing Properties Trust	66,689	1,461,156
SL Green Realty Corp.	37,165	2,446,944
Taubman Centers, Inc.	25,186	1,569,843
The Macerich Company (L)	57,351	2,873,285
UDR, Inc.	95,257	2,238,540
Weingarten Realty Investors (L)	52,532	1,086,887

		37,382,548
Real Estate Management & Development - 0.25%
Jones Lang LaSalle, Inc.	18,889	1,216,829
Thrifts & Mortgage Finance - 0.90%
Astoria Financial Corp.	36,413	274,554
First Niagara Financial Group, Inc.	128,255	1,128,644
New York Community Bancorp, Inc. (L)	190,195	2,289,948
Washington Federal, Inc.	47,967	624,051

		4,317,197

		90,154,671
Health Care - 10.16%
Biotechnology - 0.74%
United Therapeutics Corp. (I) (L)	22,571	923,380
Vertex Pharmaceuticals, Inc. (I)	90,492	2,623,363

		3,546,743
Health Care Equipment & Supplies - 2.55%
Gen-Probe, Inc. (I)	20,951	1,319,703
Hill-Rom Holdings, Inc.	27,446	867,294
Hologic, Inc. (I)	114,003	2,007,593
IDEXX Laboratories, Inc. (I) (L)	24,718	1,858,546
Masimo Corp. (I) (L)	26,064	538,482
ResMed, Inc. (I) (L)	65,888	1,716,382
STERIS Corp.	25,764	774,723
Teleflex, Inc.	17,687	1,076,785
The Cooper Companies, Inc.	20,753	1,271,329
Thoratec Corp. (I)	25,977	790,220

		12,221,057
Health Care Providers & Services - 3.58%
AMERIGROUP Corp. (I) (L)	21,587	1,234,129
Catalyst Health Solutions, Inc. (I)	21,688	1,128,210
Community Health Systems, Inc. (I) (L)	40,532	805,371
Health Management
Associates, Inc., Class A (I)	110,474	908,096
Health Net, Inc. (I)	38,739	1,206,332
Henry Schein, Inc. (I) (L)	40,184	2,585,439
LifePoint Hospitals, Inc. (I) (L)	22,607	886,873
Lincare Holdings, Inc. (L)	40,615	962,576
Mednax, Inc. (I)	21,207	1,429,352
Omnicare, Inc.	50,337	1,641,490
Owens & Minor, Inc. (L)	27,710	853,468
Universal Health Services, Inc., Class B	42,517	1,710,034

134

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
VCA Antech, Inc. (I) (L)	37,658	$740,356
WellCare Health Plans, Inc. (I)	18,577	1,085,826

		17,177,552
Health Care Technology - 0.33%
Allscripts Healthcare Solutions, Inc. (I)	81,755	1,590,952
Life Sciences Tools & Services - 1.59%
Bio-Rad Laboratories, Inc., Class A (I)	8,544	805,699
Charles River
Laboratories International, Inc. (I)	22,332	633,112
Covance, Inc. (I)	26,411	1,212,529
Mettler-Toledo International, Inc. (I)	13,863	2,215,307
Pharmaceutical Product Development, Inc.	49,522	1,644,626
Techne Corp.	16,122	1,088,074

		7,599,347
Pharmaceuticals - 1.37%
Endo Pharmaceuticals Holdings, Inc. (I)	50,697	1,735,358
Medicis Pharmaceutical Corp., Class A (L)	27,542	899,246
Perrigo Company	40,349	3,950,167

		6,584,771

		48,720,422
Industrials - 15.88%
Aerospace & Defense - 1.19%
Alliant Techsystems, Inc.	14,327	843,001
BE Aerospace, Inc. (I)	44,861	1,747,336
Esterline Technologies Corp. (I)	13,311	717,064
Exelis, Inc.	80,367	718,481
Huntington Ingalls Industries, Inc. (I)	21,219	673,703
Triumph Group, Inc.	16,639	989,854

		5,689,439
Air Freight & Logistics - 0.14%
UTI Worldwide, Inc.	44,680	695,221
Airlines - 0.30%
Alaska Air Group, Inc. (I)	15,661	1,087,187
JetBlue Airways Corp. (I) (L)	88,796	365,840

		1,453,027
Building Products - 0.38%
Fortune Brands Home & Security, Inc. (I)	64,203	1,070,906
Lennox International, Inc.	23,094	765,104

		1,836,010
Commercial Services & Supplies - 1.69%
Clean Harbors, Inc. (I)	20,520	1,230,584
Copart, Inc. (I)	24,530	1,102,133
Corrections Corp. of America (I)	46,601	978,621
Deluxe Corp.	22,179	507,012
Herman Miller, Inc.	25,284	545,882
HNI Corp.	19,469	510,088
Mine Safety Appliances Company	13,374	471,032
Rollins, Inc.	28,107	623,975
The Brinks Company (L)	20,336	500,672
Waste Connections, Inc. (L)	49,154	1,610,777

		8,080,776
Construction & Engineering - 1.13%
AECOM Technology Corp. (I)	51,955	1,114,435
Granite Construction, Inc. (L)	15,126	376,637
KBR, Inc.	65,559	1,894,655
The Shaw Group, Inc. (I) (L)	31,417	779,770
URS Corp. (I)	34,615	1,250,986

		5,416,483

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.98%
Acuity Brands, Inc. (L)	18,843	$946,861
AMETEK, Inc.	70,215	3,008,011
General Cable Corp. (I) (L)	22,678	600,967
Hubbell, Inc., Class B	26,062	1,704,976
Regal-Beloit Corp.	18,051	950,566
Thomas & Betts Corp. (I)	22,842	1,188,012
Woodward, Inc.	26,036	1,102,364

		9,501,757
Industrial Conglomerates - 0.25%
Carlisle Companies, Inc.	26,783	1,194,522
Machinery - 5.11%
AGCO Corp. (I)	41,947	1,919,075
Crane Company	21,201	1,017,436
Donaldson Company, Inc.	32,828	2,243,794
Gardner Denver, Inc.	22,751	1,950,216
Graco, Inc.	26,458	1,137,429
Harsco Corp.	35,082	724,092
IDEX Corp.	36,122	1,317,008
ITT Corp.	40,182	810,471
Kennametal, Inc.	35,325	1,346,236
Lincoln Electric Holdings, Inc.	36,614	1,445,521
Nordson Corp.	25,933	1,220,407
Oshkosh Corp. (I)	39,653	813,680
Pentair, Inc. (L)	42,936	1,632,856
SPX Corp.	22,220	1,408,748
Terex Corp. (I)	47,671	735,564
Timken Company	36,693	1,541,473
Trinity Industries, Inc. (L)	34,856	996,184
Valmont Industries, Inc. (L)	9,768	832,038
Wabtec Corp.	20,982	1,432,022

		24,524,250
Marine - 0.47%
Alexander & Baldwin, Inc.	18,125	686,756
Kirby Corp. (I)	24,194	1,555,190

		2,241,946
Professional Services - 0.94%
FTI Consulting, Inc. (I)	18,066	774,851
Korn/Ferry International (I)	20,469	344,493
Manpower, Inc.	35,627	1,305,017
The Corporate Executive Board Company	15,024	588,791
Towers Watson & Company, Class A	22,881	1,490,926

		4,504,078
Road & Rail - 1.50%
Con-way, Inc.	24,159	678,626
J.B. Hunt Transport Services, Inc.	40,248	1,840,139
Kansas City Southern (I)	47,748	3,248,296
Landstar System, Inc.	20,749	960,056
Werner Enterprises, Inc. (L)	19,292	452,204

		7,179,321
Trading Companies & Distributors - 0.80%
GATX Corp.	20,258	864,814
MSC Industrial Direct
Company, Inc., Class A (L)	20,302	1,411,598
United Rentals, Inc. (I) (L)	27,243	766,618
Watsco, Inc. (L)	12,316	782,066

		3,825,096

		76,141,926
Information Technology - 15.05%
Communications Equipment - 1.08%
ADTRAN, Inc.	28,011	925,203

135

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (I) (L)	42,128	$510,170
Plantronics, Inc.	20,292	699,262
Polycom, Inc. (I)	76,900	1,299,610
Riverbed Technology, Inc. (I)	67,578	1,757,028

		5,191,273
Computers & Peripherals - 0.57%
Diebold, Inc.	27,905	841,894
NCR Corp. (I)	68,387	1,196,089
QLogic Corp. (I)	45,189	674,220

		2,712,203
Electronic Equipment, Instruments & Components - 2.22%
Arrow Electronics, Inc. (I)	49,964	1,826,684
Avnet, Inc. (I)	66,442	1,979,307
Ingram Micro, Inc., Class A (I)	68,447	1,232,730
Itron, Inc. (I)	17,703	627,217
National Instruments Corp.	40,217	1,057,707
Tech Data Corp. (I)	18,871	929,019
Trimble Navigation, Ltd. (I)	53,398	2,300,386
Vishay Intertechnology, Inc. (I)	68,325	675,734

		10,628,784
Internet Software & Services - 1.14%
AOL, Inc. (I) (L)	46,488	666,638
Digital River, Inc. (I) (L)	17,251	275,843
Equinix, Inc. (I)	20,457	2,046,109
Rackspace Hosting, Inc. (I)	44,800	1,943,424
ValueClick, Inc. (I) (L)	36,023	556,916

		5,488,930
IT Services - 3.01%
Acxiom Corp. (I)	35,433	440,787
Alliance Data Systems Corp. (I) (L)	22,142	2,267,562
Broadridge Financial Solutions, Inc.	53,703	1,212,077
Convergys Corp. (I) (L)	52,157	673,868
CoreLogic, Inc. (I)	46,253	614,240
DST Systems, Inc.	15,378	730,916
Gartner, Inc. (I)	41,975	1,587,914
Global Payments, Inc.	34,935	1,545,175
Jack Henry & Associates, Inc.	37,567	1,247,600
Lender Processing Services, Inc.	36,684	695,529
ManTech International Corp., Class A (L)	10,067	340,265
NeuStar, Inc., Class A (I)	31,900	1,076,306
VeriFone Systems, Inc. (I)	45,103	1,977,767

		14,410,006
Office Electronics - 0.19%
Zebra Technologies Corp., Class A (I)	23,417	886,568
Semiconductors & Semiconductor Equipment - 2.61%
Atmel Corp. (I) (L)	202,442	1,795,661
Cree, Inc. (I)	50,308	1,251,663
Cypress Semiconductor Corp. (I)	74,768	1,425,826
Fairchild Semiconductor International, Inc. (I)	55,509	718,842
Integrated Device Technology, Inc. (I)	63,508	368,346
International Rectifier Corp. (I)	30,450	640,364
Intersil Corp., Class A	54,701	581,472
Lam Research Corp. (I)	53,829	2,194,608
RF Micro Devices, Inc. (I) (L)	120,159	748,591
Semtech Corp. (I)	28,425	659,460
Silicon Laboratories, Inc. (I) (L)	19,242	831,639
Skyworks Solutions, Inc. (I)	80,993	1,320,996

		12,537,468
Software - 4.23%
ACI Worldwide, Inc. (I)	14,551	437,694

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Advent Software, Inc. (I) (L)	14,324	$386,748
ANSYS, Inc. (I)	40,111	2,485,679
Cadence Design Systems, Inc. (I)	117,011	1,280,100
Concur Technologies, Inc. (I) (L)	20,196	953,857
FactSet Research Systems, Inc. (L)	19,926	1,857,701
Fair Isaac Corp.	16,786	610,507
Informatica Corp. (I)	46,387	2,085,328
Mentor Graphics Corp. (I)	40,584	517,040
MICROS Systems, Inc. (I)	35,132	1,657,176
Parametric Technology Corp. (I)	51,054	1,063,455
Quest Software, Inc. (I)	25,314	457,424
Rovi Corp. (I)	48,384	1,342,656
Solera Holdings, Inc.	30,806	1,457,740
Synopsys, Inc. (I)	62,630	1,751,761
TIBCO Software, Inc. (I)	70,725	1,937,865

		20,282,731

		72,137,963
Materials - 6.55%
Chemicals - 2.74%
Albemarle Corp.	39,889	2,175,147
Ashland, Inc.	33,922	1,886,742
Cabot Corp.	28,439	943,606
Cytec Industries, Inc.	21,557	1,016,628
Intrepid Potash, Inc. (I)	22,894	530,225
Minerals Technologies, Inc.	7,857	455,706
NewMarket Corp. (L)	4,752	940,373
Olin Corp.	34,857	662,283
RPM International, Inc.	57,005	1,345,318
Sensient Technologies Corp.	21,770	822,253
The Scotts Miracle-Gro Company, Class A (L)	19,404	855,522
Valspar Corp.	40,631	1,498,471

		13,132,274
Construction Materials - 0.32%
Martin Marietta Materials, Inc. (L)	19,865	1,554,635
Containers & Packaging - 1.83%
AptarGroup, Inc.	29,037	1,474,789
Greif, Inc., Class A	13,376	623,589
Packaging Corp. of America	43,367	1,127,976
Rock-Tenn Company, Class A	30,967	1,803,828
Silgan Holdings, Inc.	21,653	843,168
Sonoco Products Company	43,440	1,410,931
Temple-Inland, Inc.	47,233	1,503,426

		8,787,707
Metals & Mining - 1.28%
Carpenter Technology Corp.	19,202	1,039,596
Commercial Metals Company (L)	50,227	702,173
Compass Minerals International, Inc.	14,307	1,096,632
Reliance Steel & Aluminum Company	32,554	1,598,727
Steel Dynamics, Inc.	95,091	1,253,299
Worthington Industries, Inc. (L)	23,987	421,931

		6,112,358
Paper & Forest Products - 0.38%
Domtar Corp.	17,427	1,368,542
Louisiana-Pacific Corp. (I) (L)	57,486	458,738

		1,827,280

		31,414,254
Telecommunication Services - 0.48%
Diversified Telecommunication Services - 0.26%
TW Telecom, Inc. (I) (L)	65,545	1,231,591

136

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.22%
Telephone & Data Systems, Inc. (L)	39,974	$1,078,898

		2,310,489
Utilities - 5.76%
Electric Utilities - 1.64%
Cleco Corp.	26,551	959,553
Great Plains Energy, Inc.	59,147	1,244,453
Hawaiian Electric Industries, Inc. (L)	41,667	1,079,592
IDACORP, Inc.	21,612	885,876
NV Energy, Inc.	102,603	1,573,930
PNM Resources, Inc.	37,655	719,587
Westar Energy, Inc.	50,348	1,390,612

		7,853,603
Gas Utilities - 1.82%
AGL Resources, Inc. (L)	34,102	1,406,025
Atmos Energy Corp.	39,244	1,342,537
National Fuel Gas Company (L)	35,970	2,084,462
Questar Corp.	77,169	1,489,362
UGI Corp.	48,631	1,456,985
WGL Holdings, Inc.	22,307	956,301

		8,735,672
Multi-Utilities - 2.02%
Alliant Energy Corp.	48,267	2,037,350
Black Hills Corp. (L)	17,153	561,761
MDU Resources Group, Inc.	82,090	1,762,472
NSTAR	45,038	2,048,779
OGE Energy Corp.	42,601	2,256,149
Vectren Corp.	35,543	1,034,301

		9,700,812
Water Utilities - 0.28%
Aqua America, Inc. (L)	60,200	1,318,380

		27,608,467

TOTAL COMMON STOCKS (Cost $394,070,925)		$468,298,817

SECURITIES LENDING COLLATERAL - 14.77%
John Hancock Collateral
Investment Trust, 0.3328% (W) (Y)	7,077,197	70,822,220

TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,805,652)		$70,822,220

SHORT-TERM INVESTMENTS - 2.50%
Repurchase Agreement - 2.50%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $11,980,003 on 12/01/2011,
collateralized by $11,175,000 U.S. Treasury
Notes, 2.750% due 02/15/2019 (valued at
$12,222,656, including interest)	$11,980,000	$11,980,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,980,000)		$11,980,000

Total Investments (Mid Cap Index Fund)
(Cost $476,856,577) - 114.93%		$551,101,037
Other assets and liabilities, net - (14.93%)		(71,578,942)

TOTAL NET ASSETS - 100.00%		$479,522,095

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.49%
Consumer Discretionary - 22.37%
Auto Components - 0.98%
Gentex Corp. (L)	275,400	$8,118,792
Diversified Consumer Services - 1.79%
Estacio Participacoes SA	646,400	6,505,643
Weight Watchers International, Inc. (L)	143,348	8,424,562

		14,930,205
Hotels, Restaurants & Leisure - 1.12%
Domino’s Pizza UK & IRL PLC	1,325,084	9,354,543
Household Durables - 2.63%
Jarden Corp. (L)	360,028	11,211,272
Tempur-Pedic International, Inc. (I)(L)	194,644	10,629,509

		21,840,781
Internet & Catalog Retail - 1.85%
priceline.com, Inc. (I)	19,513	9,481,172
Shutterfly, Inc. (I)(L)	219,133	5,934,122

		15,415,294
Leisure Equipment & Products - 1.08%
Brunswick Corp. (L)	483,184	8,996,886
Media - 1.91%
DreamWorks Animation SKG, Inc. (I)(L)	351,700	6,531,069
Sirius XM Radio, Inc. (I)(L)	5,199,100	9,358,380

		15,889,449
Specialty Retail - 5.38%
Express, Inc. (I)	525,561	11,924,979
GNC Holdings, Inc., Class A (I)	442,106	12,056,231
Ross Stores, Inc.	154,190	13,736,787
The Children’s Place Retail Stores, Inc. (I)(L)	130,279	7,018,130

		44,736,127
Textiles, Apparel & Luxury Goods - 5.63%
Coach, Inc.	164,650	10,305,444
Columbia Sportswear Company (L)	124,600	6,329,680
Deckers Outdoor Corp. (I)(L)	96,500	10,513,193
Hanesbrands, Inc. (I)	515,000	12,684,450
Lululemon Athletica, Inc. (I)	140,550	6,985,335

		46,818,102

		186,100,179
Consumer Staples - 3.24%
Food Products - 3.24%
Diamond Foods, Inc. (L)	166,640	4,624,260
Green Mountain Coffee Roasters, Inc. (I)(L)	218,575	11,459,887
Smithfield Foods, Inc. (I)(L)	443,100	10,851,519

		26,935,666

		26,935,666
Energy - 9.76%
Energy Equipment & Services - 1.88%
Ensco International PLC, ADR (L)	143,700	7,468,089
Tidewater, Inc. (L)	162,700	8,200,080

		15,668,169
Oil, Gas & Consumable Fuels - 7.88%
Bumi PLC (I)	251,887	3,477,596
Cabot Oil & Gas Corp.	99,990	8,858,114
Chesapeake Energy Corp.	321,130	8,137,434
Cobalt International Energy, Inc. (I)(L)	194,200	2,075,998
Consol Energy, Inc.	176,940	7,367,782
Karoon Gas Australia, Ltd. (I)	292,628	1,498,542
Newfield Exploration Company (I)	168,000	7,694,400
Pioneer Natural Resources Company (L)	114,110	10,787,959

137

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Company (I)	196,600	$7,480,630
Vallares PLC (I)	588,645	8,127,024

		65,505,479

		81,173,648
Financials - 1.05%
Commercial Banks - 0.37%
M&T Bank Corp.	15,200	1,109,296
Regions Financial Corp.	363,600	1,494,396
Signature Bank (I)	7,400	432,382

		3,036,074
Diversified Financial Services - 0.68%
Justice Holdings, Ltd. (I)	408,482	5,693,192

		8,729,266
Health Care - 17.53%
Biotechnology - 0.82%
Amylin Pharmaceuticals, Inc. (I)(L)	128,067	1,383,124
Onyx Pharmaceuticals, Inc. (I)	64,900	2,862,090
Regeneron Pharmaceuticals, Inc. (I)(L)	43,830	2,604,379

		6,849,593
Health Care Equipment & Supplies - 8.46%
Edwards Lifesciences Corp. (I)	239,960	15,844,559
Gen-Probe, Inc. (I)	246,793	15,545,491
HeartWare International, Inc. (I)(L)	149,500	10,315,500
Hologic, Inc. (I)	866,790	15,264,172
Intuitive Surgical, Inc. (I)	30,930	13,430,115

		70,399,837
Health Care Providers & Services - 1.96%
Cardinal Health, Inc.	180,700	7,672,522
Catalyst Health Solutions, Inc. (I)(L)	165,790	8,624,396

		16,296,918
Health Care Technology - 3.12%
Allscripts Healthcare Solutions, Inc. (I)(L)	564,900	10,992,954
SXC Health Solutions Corp. (I)	254,206	14,952,397

		25,945,351
Life Sciences Tools & Services - 2.10%
Parexel International Corp. (I)(L)	411,100	8,242,555
Waters Corp. (I)	115,000	9,200,000

		17,442,555
Pharmaceuticals - 1.07%
Auxilium Pharmaceuticals, Inc. (I)(L)	172,610	3,008,592
Salix Pharmaceuticals, Ltd. (I)	134,100	5,919,174

		8,927,766

		145,862,020
Industrials - 10.94%
Aerospace & Defense - 1.03%
DigitalGlobe, Inc. (I)	576,020	8,582,698
Airlines - 0.55%
JetBlue Airways Corp. (I)	1,111,300	4,578,556
Building Products - 0.84%
Owens Corning, Inc. (I)	243,550	6,989,885
Commercial Services & Supplies - 0.97%
Corrections Corp. of America (I)	188,370	3,955,770
The Geo Group, Inc. (I)(L)	232,900	4,122,330

		8,078,100

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 2.82%
AECOM Technology Corp. (I)	520,540	$11,165,583
Fluor Corp.	121,670	6,669,949
Foster Wheeler AG (I)	301,000	5,583,550

		23,419,082
Machinery - 2.69%
Ingersoll-Rand PLC (L)	288,200	9,545,184
Navistar International Corp. (I)	226,880	8,446,742
WABCO Holdings, Inc. (I)	94,168	4,426,838

		22,418,764
Road & Rail - 0.98%
Localiza Rent a Car SA	538,200	8,154,771
Trading Companies & Distributors - 1.06%
United Rentals, Inc. (I)(L)	313,844	8,831,570

		91,053,426
Information Technology - 30.23%
Communications Equipment - 4.95%
Acme Packet, Inc. (I)(L)	178,680	5,973,273
Aruba Networks, Inc. (I)(L)	361,300	7,623,430
F5 Networks, Inc. (I)	128,895	14,569,002
Finisar Corp. (I)	337,764	6,228,368
Juniper Networks, Inc. (I)	277,300	6,297,483
Polycom, Inc. (I)(L)	26,620	449,878

		41,141,434
Electronic Equipment, Instruments & Components - 1.54%
Jabil Circuit, Inc.	419,780	8,508,941
Universal Display Corp. (I)(L)	110,130	4,290,665

		12,799,606
Internet Software & Services - 2.43%
IAC/InterActiveCorp (L)	253,520	10,617,418
LinkedIn Corp. Class A (I)(L)	145,200	9,573,036

		20,190,454
IT Services - 5.37%
Gartner, Inc. (I)(L)	221,609	8,383,468
Genpact, Ltd. (I)	416,000	6,477,120
Teradata Corp. (I)	138,200	7,494,586
The Western Union Company	723,500	12,617,840
VeriFone Systems, Inc. (I)	222,000	9,734,700

		44,707,714
Semiconductors & Semiconductor Equipment - 3.72%
Altera Corp.	121,700	4,584,439
Cavium Inc. (I)	136,260	4,447,526
Cypress Semiconductor Corp. (I)(L)	458,260	8,739,018
Skyworks Solutions, Inc. (I)(L)	528,000	8,611,680
Xilinx, Inc. (L)	140,000	4,579,400

		30,962,063
Software - 12.22%
Activision Blizzard, Inc.	992,710	12,329,458
Ariba, Inc. (I)(L)	265,913	8,070,460
BroadSoft, Inc. (I)(L)	200,600	7,037,048
Cadence Design Systems, Inc. (I)(L)	1,852,230	20,263,396
Concur Technologies, Inc. (I)(L)	198,200	9,360,986
MICROS Systems, Inc. (I)	98,900	4,665,113
MicroStrategy, Inc., Class A (I)(L)	58,210	7,167,397
QLIK Technologies, Inc. (I)	129,000	3,530,730
Red Hat, Inc. (I)	94,240	4,719,539
Salesforce.com, Inc. (I)(L)	111,570	13,212,119

138

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
TIBCO Software, Inc. (I)	412,300	$11,297,020

		101,653,266

		251,454,537
Materials - 3.37%
Chemicals - 1.00%
Methanex Corp.	340,900	8,335,005
Containers & Packaging - 1.22%
Ball Corp.	289,100	10,150,301
Metals & Mining - 1.15%
Detour Gold Corp. (I)	192,900	5,622,743
Molycorp, Inc. (I)(L)	115,270	3,901,890

		9,524,633

		28,009,939

TOTAL COMMON STOCKS (Cost $758,843,184)		$819,318,681

SECURITIES LENDING COLLATERAL - 20.00%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	16,628,262	166,400,681

TOTAL SECURITIES LENDING
COLLATERAL (Cost $166,347,141)		166,400,681

SHORT-TERM INVESTMENTS - 4.47%
Repurchase Agreement - 4.47%
Deutsche Tri-Party Repurchase Agreement
dated 11/30/2011 at 0.140% to be
repurchased at $37,200,145 on 12/01/2011,
collateralized by $37,817,943 Government
National Mortgage Association, 4.50% due
10/20/2039 (valued at $27,894,236 including
interest) and Government National Mortgage
Association, 4.50% due 06/15/2040 (valued
at $10,049,765 including interest)	$37,200,000	$37,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $37,200,000)		$37,200,000

Total Investments (Mid Cap Stock Fund)
(Cost $962,390,325) - 122.96%		1,022,919,362
Other assets and liabilities, net - (22.96%)		$(191,014,154)

TOTAL NET ASSETS - 100.00%		$831,905,208

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.58%
Consumer Discretionary - 12.89%
Auto Components - 1.84%
TRW Automotive Holdings Corp. (I)	29,640	$968,042
Visteon Corp. (I)	25,921	1,450,280

		2,418,322
Automobiles - 0.79%
Ford Motor Company (I)	98,090	1,039,754
Diversified Consumer Services - 1.42%
Apollo Group, Inc., Class A (I)	11,553	560,089
Capella Education Company (I)	11,499	390,966
Corinthian Colleges, Inc. (I) (L)	93,533	245,992
DeVry, Inc.	9,218	318,113

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
ITT Educational Services, Inc. (I) (L)	6,513	$357,954

		1,873,114
Hotels, Restaurants & Leisure - 1.53%
Penn National Gaming, Inc. (I) (L)	39,033	1,448,515
Royal Caribbean Cruises, Ltd. (L)	20,320	563,067

		2,011,582
Household Durables - 0.57%
D.R. Horton, Inc. (L)	26,965	321,153
Lennar Corp., Class A (L)	22,958	422,657

		743,810
Leisure Equipment & Products - 1.13%
Hasbro, Inc. (L)	41,310	1,479,311
Media - 3.15%
DISH Network Corp.	41,332	1,015,527
Liberty Media Corp. - Liberty
Capital, Series A (I)	8,589	655,173
National CineMedia, Inc.	65,320	851,773
Regal Entertainment Group (L)	64,107	913,525
Valassis Communications, Inc. (I) (L)	36,703	705,065

		4,141,063
Multiline Retail - 1.74%
Macy’s, Inc.	70,785	2,288,479
Specialty Retail - 0.72%
Abercrombie & Fitch Company, Class A	9,879	473,303
Aeropostale, Inc. (I) (L)	30,112	467,037

		940,340

		16,935,775
Consumer Staples - 6.10%
Food Products - 2.85%
Dean Foods Company (I)	54,122	549,880
Ralcorp Holdings, Inc. (I)	28,391	2,308,756
Sara Lee Corp.	46,839	888,067

		3,746,703
Tobacco - 3.25%
Lorillard, Inc.	38,218	4,265,893

		8,012,596
Energy - 10.52%
Energy Equipment & Services - 2.25%
C&J Energy Services, Inc. (I) (L)	21,193	416,231
McDermott International, Inc. (I)	46,510	526,028
Nabors Industries, Ltd. (I)	43,586	781,933
Noble Corp. (I) (L)	35,648	1,230,925

		2,955,117
Oil, Gas & Consumable Fuels - 8.27%
Alpha Natural Resources, Inc. (I)	20,665	495,960
El Paso Corp.	48,799	1,220,463
Enbridge, Inc.	87,820	3,097,411
EQT Corp.	6,018	373,176
Newfield Exploration Company (I)	59,041	2,704,078
QEP Resources, Inc.	48,690	1,589,729
Whiting Petroleum Corp. (I)	29,780	1,385,068

		10,865,885

		13,821,002
Financials - 17.33%
Capital Markets - 1.62%
Invesco, Ltd.	84,481	1,710,740

139

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Lazard, Ltd., Class A	16,512	$426,340

		2,137,080
Commercial Banks - 7.36%
CIT Group, Inc. (I)	122,843	4,159,464
Comerica, Inc. (L)	37,947	957,023
Cullen/Frost Bankers, Inc. (L)	12,803	647,448
Fifth Third Bancorp	95,746	1,157,569
Huntington Bancshares, Inc.	143,504	753,396
KeyCorp	115,178	839,648
SunTrust Banks, Inc.	34,832	631,504
TCF Financial Corp.	52,183	524,961

		9,671,013
Diversified Financial Services - 0.27%
PICO Holdings, Inc. (I)	16,235	359,443
Insurance - 6.87%
Assurant, Inc.	29,518	1,158,286
Axis Capital Holdings, Ltd.	24,244	774,111
Everest Re Group, Ltd.	13,678	1,199,971
Lincoln National Corp.	60,752	1,225,975
PartnerRe, Ltd.	13,369	878,611
Transatlantic Holdings, Inc.	12,228	668,138
XL Group PLC	151,177	3,117,270

		9,022,362
Real Estate Investment Trusts - 1.21%
Boston Properties, Inc.	2,683	255,905
Equity Residential	9,511	524,912
Rayonier, Inc. (L)	19,824	805,647

		1,586,464

		22,776,362
Health Care - 10.65%
Health Care Equipment & Supplies - 0.94%
Teleflex, Inc. (L)	20,369	1,240,065
Health Care Providers & Services - 3.02%
CIGNA Corp.	62,042	2,744,118
Humana, Inc.	13,757	1,219,971

		3,964,089
Life Sciences Tools & Services - 2.46%
Agilent Technologies, Inc. (I)	86,105	3,228,938
Pharmaceuticals - 4.23%
Mylan, Inc. (I)	184,940	3,611,878
Watson Pharmaceuticals, Inc. (I)	30,172	1,949,715

		5,561,593

		13,994,685
Industrials - 16.65%
Airlines - 1.00%
Delta Air Lines, Inc. (I)	59,855	486,023
United Continental Holdings, Inc. (I)	37,015	665,160
US Airways Group, Inc. (I) (L)	35,578	167,928

		1,319,111
Building Products - 0.92%
AO Smith Corp. (L)	30,841	1,210,818
Commercial Services & Supplies - 0.19%
Ritchie Brothers Auctioneers, Inc. (L)	12,257	252,126
Construction & Engineering - 2.21%
Chicago Bridge & Iron Company NV	31,981	1,322,414
Foster Wheeler AG (I)	15,983	296,485
Jacobs Engineering Group, Inc. (I) (L)	15,688	651,680

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
KBR, Inc.	21,648	$625,627

		2,896,206
Electrical Equipment - 3.82%
Cooper Industries PLC	70,302	3,903,870
Rockwell Automation, Inc.	14,868	1,115,546

		5,019,416
Machinery - 4.60%
AGCO Corp. (I)	24,469	1,119,457
Eaton Corp.	43,866	1,970,022
Navistar International Corp. (I)	32,088	1,194,636
Parker Hannifin Corp. (L)	16,028	1,326,798
Terex Corp. (I)	27,868	430,003

		6,040,916
Road & Rail - 3.91%
Con-way, Inc.	25,079	704,469
J.B. Hunt Transport Services, Inc. (L)	24,706	1,129,558
Kansas City Southern (I) (L)	33,361	2,269,549
Swift Transporation Company (I)	30,563	260,397
Werner Enterprises, Inc. (L)	32,907	771,340

		5,135,313

		21,873,906
Information Technology - 6.90%
Computers & Peripherals - 0.78%
Diebold, Inc.	15,952	481,272
Western Digital Corp. (I)	18,932	550,353

		1,031,625
Electronic Equipment, Instruments & Components - 1.44%
Amphenol Corp., Class A	15,298	693,458
Avnet, Inc. (I) (L)	40,076	1,193,864

		1,887,322
IT Services - 0.40%
Amdocs, Ltd. (I)	18,457	521,226
Semiconductors & Semiconductor Equipment - 2.87%
Advanced Micro Devices, Inc. (I)	127,069	723,023
LSI Corp. (I)	298,764	1,679,054
Microchip Technology, Inc. (L)	39,097	1,364,876

		3,766,953
Software - 1.41%
Check Point
Software Technologies, Ltd. (I) (L)	33,566	1,857,542

		9,064,668
Materials - 6.83%
Chemicals - 4.93%
Agrium, Inc.	5,344	374,027
Eastman Chemical Company	66,234	2,624,191
Huntsman Corp.	59,216	647,231
PPG Industries, Inc.	32,351	2,838,800

		6,484,249
Containers & Packaging - 0.30%
Rock-Tenn Company, Class A	6,745	392,896
Metals & Mining - 0.97%
Freeport-McMoRan Copper & Gold, Inc.	7,106	281,398
Kobe Steel Ltd. ADR	37,196	286,409
Nucor Corp.	17,793	701,578

		1,269,385

140

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.63%
Domtar Corp. (L)	10,505	$824,958

		8,971,488
Telecommunication Services - 2.47%
Diversified Telecommunication Services - 2.47%
CenturyLink, Inc.	47,917	1,797,846
Windstream Corp.	123,052	1,447,092

		3,244,938

		3,244,938
Utilities - 7.24%
Electric Utilities - 2.86%
Entergy Corp.	12,072	849,386
FirstEnergy Corp.	14,944	664,560
Pepco Holdings, Inc.	67,203	1,329,275
Pinnacle West Capital Corp.	19,358	917,763

		3,760,984
Gas Utilities - 0.29%
Questar Corp.	19,715	380,500
Multi-Utilities - 4.09%
CenterPoint Energy, Inc.	62,308	1,239,929
DTE Energy Company	27,334	1,439,135
Sempra Energy	21,121	1,123,422
Wisconsin Energy Corp. (L)	47,421	1,573,429

		5,375,915

		9,517,399

TOTAL COMMON STOCKS (Cost $100,015,905)		$128,212,819

CONVERTIBLE BONDS - 0.13%
Materials - 0.13%
Cemex SAB de CV 3.750%, 03/15/2018 (S)	$312,000	$176,670

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$176,670

SECURITIES LENDING COLLATERAL - 14.12%
John Hancock Collateral
Investment Trust, 0.3328% (W) (Y)	1,854,020	18,553,365

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,544,593)		$18,553,365

SHORT-TERM INVESTMENTS - 2.78%
Commercial Paper - 1.75%
Barclays U.S. Funding LLC, 0.1252%,
12/01/2011 *	2,300,000	2,300,000
U.S. Government & Agency
Obligations - 0.91%
Federal Home Loan Bank Discount Notes,
0.0300%, 12/01/2011 *	1,200,000	1,200,000

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.12%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $150,000 on 12/01/2011,
collateralized by $155,000 Federal Home
Loan Mortgage Corp., 0.500% due
08/23/2013 (valued at $155,194,
including interest)	$150,000	$150,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,650,000)		$3,650,000

Total Investments (Mid Cap Value Equity Fund)
(Cost $122,522,498) - 114.61%		$150,592,854
Other assets and liabilities, net - (14.61%)		(19,199,126)

TOTAL NET ASSETS - 100.00%		$131,393,728

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.89%
Consumer Discretionary - 12.46%
Auto Components - 1.27%
Autoliv, Inc.	6,500	$346,320
Lear Corp.	7,600	318,668
The Goodyear Tire & Rubber Company (I)	9,000	125,910
TRW Automotive Holdings Corp. (I)	7,720	252,135

		1,043,033
Distributors - 0.82%
Genuine Parts Company (L)	11,533	674,681
Diversified Consumer Services - 0.43%
H&R Block, Inc. (L)	22,368	351,849
Hotels, Restaurants & Leisure - 2.11%
Darden Restaurants, Inc.	9,898	472,234
Hyatt Hotels Corp., Class A (I)	1,600	57,104
International Game Technology	14,200	242,252
MGM Resorts International (I) (L)	25,100	258,279
Royal Caribbean Cruises, Ltd. (L)	10,385	287,768
Wyndham Worldwide Corp.	11,999	425,365

		1,743,002
Household Durables - 3.01%
D.R. Horton, Inc. (L)	20,830	248,085
Garmin, Ltd. (L)	8,500	311,015
Harman International Industries, Inc.	2,600	107,380
Leggett & Platt, Inc.	10,349	231,611
Lennar Corp., Class A (L)	11,800	217,238
Mohawk Industries, Inc. (I)	4,383	239,136
Newell Rubbermaid, Inc.	21,332	326,380
NVR, Inc. (I) (L)	215	144,018
Pulte Group, Inc. (I)	25,200	153,972
Toll Brothers, Inc. (I)	11,100	225,441
Whirlpool Corp. (L)	5,623	275,864

		2,480,140
Internet & Catalog Retail - 0.83%
Liberty Media Corp. - Interactive, Series A (I)	41,989	682,741
Leisure Equipment & Products - 1.13%
Hasbro, Inc. (L)	5,772	206,695
Mattel, Inc.	25,137	724,197

		930,892

141

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 0.85%
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,200	$13,572
Gannett Company, Inc. (L)	17,631	191,473
Lamar Advertising Company, Class A (I) (L)	1,700	41,293
The Interpublic Group of Companies, Inc.	22,800	213,864
The Washington Post Company, Class B (L)	190	68,193
Virgin Media, Inc.	7,700	170,632

		699,027
Multiline Retail - 1.14%
J.C. Penney Company, Inc.	11,700	374,868
Nordstrom, Inc.	12,564	568,898

		943,766
Specialty Retail - 0.87%
American Eagle Outfitters, Inc.	12,900	179,439
GameStop Corp., Class A (I) (L)	10,370	239,754
Guess?, Inc.	4,700	132,164
Williams-Sonoma, Inc.	4,500	169,965

		721,322

		10,270,453
Consumer Staples - 7.41%
Beverages - 2.42%
Beam, Inc.	10,174	534,338
Coca-Cola Enterprises, Inc.	23,400	611,208
Constellation Brands, Inc., Class A (I) (L)	13,957	271,743
Dr. Pepper Snapple Group, Inc.	15,914	581,338

		1,998,627
Food & Staples Retailing - 0.62%
Safeway, Inc.	25,600	512,000
Food Products - 3.80%
Bunge, Ltd.	10,815	675,938
Dean Foods Company (I)	13,700	139,192
Hormel Foods Corp. (L)	7,012	211,131
McCormick & Company, Inc., Non
Voting Shares (L)	8,785	427,830
Ralcorp Holdings, Inc. (I)	4,022	327,069
Smithfield Foods, Inc. (I) (L)	10,888	266,647
The J.M. Smucker Company	8,401	638,308
Tyson Foods, Inc., Class A	22,343	449,988

		3,136,103
Household Products - 0.57%
Church & Dwight Company, Inc.	10,518	465,422

		6,112,152
Energy - 4.72%
Energy Equipment & Services - 1.37%
McDermott International, Inc. (I)	17,200	194,532
Nabors Industries, Ltd. (I)	21,030	377,278
Patterson-UTI Energy, Inc.	11,389	239,397
Rowan Companies, Inc. (I)	9,301	315,397

		1,126,604
Oil, Gas & Consumable Fuels - 3.35%
Alpha Natural Resources, Inc. (I)	16,600	398,400
Arch Coal, Inc.	15,600	255,684
Cimarex Energy Company	6,291	422,000
Energen Corp.	5,272	267,396
Kinder Morgan Management LLC (I)	3,231	228,678
Newfield Exploration Company (I)	9,827	450,077
Plains Exploration & Production Company (I)	3,612	128,515
Southern Union Company	8,700	358,614

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro Corp. (I)	10,576	$252,661

		2,762,025

		3,888,629
Financials - 27.02%
Capital Markets - 1.39%
Affiliated Managers Group, Inc. (I)	2,500	236,425
Ares Capital Corp.	15,000	233,400
Jefferies Group, Inc. (L)	9,500	108,680
Legg Mason, Inc.	10,211	270,898
LPL Investment Holdings, Inc. (I)	2,000	60,000
Raymond James Financial, Inc.	7,900	235,499

		1,144,902
Commercial Banks - 3.84%
BOK Financial Corp.	2,014	110,468
CIT Group, Inc. (I)	14,003	474,142
City National Corp.	3,700	156,954
Comerica, Inc.	14,769	372,474
Commerce Bancshares, Inc.	5,667	210,969
Cullen/Frost Bankers, Inc.	4,200	212,394
First Horizon National Corp.	19,285	148,495
First Republic Bank (I)	1,500	42,570
Huntington Bancshares, Inc.	63,272	332,178
KeyCorp	69,776	508,667
Regions Financial Corp.	92,257	379,176
Zions Bancorporation (L)	13,532	217,730

		3,166,217
Consumer Finance - 0.59%
SLM Corp.	37,677	485,280
Diversified Financial Services - 1.65%
Leucadia National Corp.	9,900	231,858
Moody’s Corp.	9,800	340,158
NYSE Euronext	19,200	548,352
The NASDAQ OMX Group, Inc. (I)	9,100	238,875

		1,359,243
Insurance - 8.16%
American Financial Group, Inc.	5,500	198,000
Assurant, Inc.	6,953	272,836
Assured Guaranty, Ltd.	12,395	120,232
Axis Capital Holdings, Ltd.	8,972	286,476
Cincinnati Financial Corp. (L)	11,355	336,676
Erie Indemnity Company	1,100	81,169
Everest Re Group, Ltd.	3,979	349,078
Fidelity National Financial, Inc., Class A	15,600	247,572
Genworth Financial, Inc., Class A (I)	35,903	236,601
HCC Insurance Holdings, Inc.	8,073	217,002
Lincoln National Corp.	22,601	456,088
Markel Corp. (I)	705	282,987
Old Republic International Corp.	18,599	152,884
PartnerRe, Ltd.	4,725	310,527
Reinsurance Group of America, Inc.	5,379	277,019
RenaissanceRe Holdings, Ltd.	3,760	276,134
Torchmark Corp.	7,674	326,836
Transatlantic Holdings, Inc.	4,757	259,922
Unum Group (L)	22,193	499,564
Validus Holdings, Ltd.	4,754	143,048
W.R. Berkley Corp.	8,737	298,019
White Mountains Insurance Group, Ltd.	528	224,083
Willis Group Holdings PLC	11,996	422,979
XL Group PLC	21,777	449,042

		6,724,774

142

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 10.18%
Alexandria Real Estate Equities, Inc.	4,500	$295,020
American Capital Agency Corp.	16,200	464,778
AvalonBay Communities, Inc.	6,856	855,972
Camden Property Trust	5,200	300,196
Chimera Investment Corp. (L)	78,200	208,794
DDR Corp.	16,200	189,378
Digital Realty Trust, Inc.	4,709	299,022
Duke Realty Corp.	18,500	214,600
Essex Property Trust, Inc.	1,600	212,560
Federal Realty Investment Trust	2,300	203,389
Health Care REIT, Inc.	13,936	699,169
Hospitality Properties Trust	9,355	206,091
Host Hotels & Resorts, Inc.	33,590	475,299
Kimco Realty Corp.	29,769	469,457
Liberty Property Trust (L)	8,462	252,252
Piedmont Office
Realty Trust, Inc., Class A (L)	13,100	217,984
Plum Creek Timber Company, Inc. (L)	11,836	436,038
Rayonier, Inc.	8,906	361,940
Realty Income Corp. (L)	9,800	331,828
Regency Centers Corp.	6,633	246,482
SL Green Realty Corp.	6,265	412,488
The Macerich Company	9,686	485,269
UDR, Inc.	16,023	376,541
Weingarten Realty Investors	8,763	181,306

		8,395,853
Real Estate Management & Development - 0.09%
Jones Lang LaSalle, Inc.	1,200	77,304
Thrifts & Mortgage Finance - 1.12%
Hudson City Bancorp, Inc.	34,800	194,532
New York Community Bancorp, Inc. (L)	32,004	385,328
People’s United Financial, Inc.	27,579	343,359

		923,219

		22,276,792
Health Care - 5.83%
Biotechnology - 0.40%
Pharmasset, Inc. (I)	2,500	327,475
Health Care Equipment & Supplies - 0.84%
Alere, Inc. (I)	6,002	140,387
CareFusion Corp. (I)	8,500	210,630
Hologic, Inc. (I)	19,230	338,640

		689,657
Health Care Providers & Services - 2.75%
Community Health Systems, Inc. (I)	6,800	135,116
Coventry Health Care, Inc. (I)	10,854	346,677
Humana, Inc.	12,244	1,085,798
Lincare Holdings, Inc.	6,800	161,160
Omnicare, Inc.	8,494	276,989
Universal Health Services, Inc., Class B	6,592	265,130

		2,270,870
Life Sciences Tools & Services - 0.32%
Pharmaceutical Product Development, Inc.	7,900	262,359
Pharmaceuticals - 1.52%
Endo Pharmaceuticals Holdings, Inc. (I)	8,500	290,955
Hospira, Inc. (I)	12,100	341,099
Watson Pharmaceuticals, Inc. (I)	9,660	624,229

		1,256,283

		4,806,644

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 9.53%
Aerospace & Defense - 0.82%
L-3 Communications Holdings, Inc.	7,700	$510,510
Spirit Aerosystems Holdings, Inc., Class A (I)	8,700	169,737

		680,247
Airlines - 1.74%
Delta Air Lines, Inc. (I)	62,000	503,440
Southwest Airlines Company	58,900	493,582
United Continental Holdings, Inc. (I)	24,200	434,874

		1,431,896
Building Products - 0.50%
Masco Corp.	17,165	164,441
Owens Corning, Inc. (I)	8,600	246,820

		411,261
Commercial Services & Supplies - 1.14%
Avery Dennison Corp.	7,400	193,954
Cintas Corp. (L)	8,621	262,078
Pitney Bowes, Inc. (L)	14,820	276,097
R.R. Donnelley & Sons Company	13,793	207,171

		939,300
Construction & Engineering - 1.23%
AECOM Technology Corp. (I)	7,881	169,047
KBR, Inc.	11,079	320,183
Quanta Services, Inc. (I)	15,175	312,453
URS Corp. (I)	5,913	213,696

		1,015,379
Electrical Equipment - 1.12%
Cooper Industries PLC	12,080	670,802
Hubbell, Inc., Class B	3,900	255,138

		925,940
Machinery - 1.56%
Flowserve Corp.	2,700	277,479
Pall Corp.	4,231	230,547
Pentair, Inc. (L)	7,422	282,259
SPX Corp.	3,747	237,560
Timken Company	6,100	256,261

		1,284,106
Professional Services - 1.15%
Equifax, Inc.	9,000	334,350
Manpower, Inc.	6,036	221,099
Robert Half International, Inc.	5,000	132,450
Towers Watson & Company, Class A	3,989	259,923

		947,822
Road & Rail - 0.27%
Hertz Global Holdings, Inc. (I)	19,800	223,938

		7,859,889
Information Technology - 10.24%
Communications Equipment - 0.38%
Harris Corp. (L)	8,855	315,238
Computers & Peripherals - 2.00%
Lexmark International, Inc., Class A	5,792	193,800
SanDisk Corp. (I)	8,794	433,632
Seagate Technology PLC	30,738	525,620
Western Digital Corp. (I)	17,035	495,207

		1,648,259
Electronic Equipment, Instruments & Components - 1.92%
Arrow Electronics, Inc. (I)	8,441	308,603
Avnet, Inc. (I)	11,206	333,827

143

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Flextronics International, Ltd. (I)	34,799	$207,750
Ingram Micro, Inc., Class A (I)	11,486	206,863
Jabil Circuit, Inc.	14,381	291,503
Molex, Inc. (L)	4,642	115,771
Molex, Inc., Class A	5,579	116,824

		1,581,141
Internet Software & Services - 0.29%
IAC/InterActiveCorp (L)	5,810	243,323
IT Services - 1.18%
Broadridge Financial Solutions, Inc.	9,300	209,901
Computer Sciences Corp.	11,380	278,013
SAIC, Inc. (I) (L)	20,000	241,000
Total Systems Services, Inc.	12,400	248,496

		977,410
Semiconductors & Semiconductor Equipment - 4.11%
Advanced Micro Devices, Inc. (I)	43,100	245,239
First Solar, Inc. (I)	1,400	67,004
KLA-Tencor Corp. (L)	12,269	565,601
Lam Research Corp. (I)	5,933	241,888
LSI Corp. (I)	42,000	236,040
Maxim Integrated Products, Inc.	21,564	553,117
Microchip Technology, Inc. (L)	13,995	488,565
Micron Technology, Inc. (I) (L)	66,196	396,514
NVIDIA Corp. (I)	22,100	345,423
ON Semiconductor Corp. (I)	32,800	246,984

		3,386,375
Software - 0.36%
Synopsys, Inc. (I)	10,500	293,685

		8,445,431
Materials - 8.04%
Chemicals - 2.81%
Airgas, Inc.	5,223	401,910
Ashland, Inc.	5,736	319,036
CF Industries Holdings, Inc.	3,400	475,320
Eastman Chemical Company	10,296	407,928
Huntsman Corp.	14,200	155,206
International Flavors & Fragrances, Inc.	5,902	320,243
Valspar Corp.	6,500	239,720

		2,319,363
Construction Materials - 0.70%
Martin Marietta Materials, Inc. (L)	3,392	265,458
Vulcan Materials Company (L)	9,507	308,407

		573,865
Containers & Packaging - 1.58%
Bemis Company, Inc.	7,624	224,832
Greif, Inc., Class A	1,830	85,315
Owens-Illinois, Inc. (I)	12,060	235,532
Rock-Tenn Company, Class A	5,200	302,900
Sealed Air Corp.	11,904	209,748
Sonoco Products Company	7,505	243,762

		1,302,089
Metals & Mining - 2.22%
Allegheny Technologies, Inc.	7,400	371,628
Cliffs Natural Resources, Inc.	6,972	472,771
Reliance Steel & Aluminum Company	5,528	271,480
Steel Dynamics, Inc.	15,200	200,336
Titanium Metals Corp. (L)	6,500	101,270
United States Steel Corp. (L)	10,863	296,560

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Walter Energy, Inc.	1,600	$114,720

		1,828,765
Paper & Forest Products - 0.73%
Domtar Corp.	2,900	227,737
MeadWestvaco Corp.	12,509	373,394

		601,131

		6,625,213
Telecommunication Services - 1.37%
Diversified Telecommunication Services - 1.13%
Frontier Communications Corp. (L)	72,905	417,017
Level 3 Communications, Inc. (I)	3,900	80,379
Windstream Corp. (L)	37,346	439,189

		936,585
Wireless Telecommunication Services - 0.24%
Telephone & Data Systems, Inc. (L)	3,600	97,164
Telephone & Data Systems, Inc. -
Special Shares	2,179	53,582
United States Cellular Corp. (I)	1,033	45,163

		195,909

		1,132,494
Utilities - 12.27%
Electric Utilities - 1.73%
Northeast Utilities	12,962	448,615
NV Energy, Inc.	17,300	265,382
Pepco Holdings, Inc.	16,568	327,715
Pinnacle West Capital Corp.	8,043	381,319

		1,423,031
Gas Utilities - 1.68%
AGL Resources, Inc.	5,791	238,763
National Fuel Gas Company	5,110	296,125
ONEOK, Inc.	7,253	603,159
UGI Corp.	8,176	244,953

		1,383,000
Independent Power Producers & Energy Traders - 1.32%
Calpine Corp. (I)	11,800	177,472
Constellation Energy Group, Inc.	13,969	560,995
NRG Energy, Inc. (I)	17,703	348,395

		1,086,862
Multi-Utilities - 6.79%
Alliant Energy Corp.	8,109	342,281
Ameren Corp.	17,692	598,167
CenterPoint Energy, Inc.	29,591	588,861
CMS Energy Corp. (L)	18,522	387,480
DTE Energy Company	12,366	651,070
Integrys Energy Group, Inc.	5,730	295,030
MDU Resources Group, Inc.	13,800	296,286
NiSource, Inc. (L)	20,558	470,984
NSTAR	7,555	343,677
OGE Energy Corp.	7,183	380,412
SCANA Corp. (L)	8,930	389,527
TECO Energy, Inc. (L)	15,452	290,189
Wisconsin Energy Corp.	17,090	567,046

		5,601,010
Water Utilities - 0.75%
American Water Works Company, Inc.	12,811	398,038

144

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
Aqua America, Inc.	10,180	$222,942

		620,980

		10,114,883

TOTAL COMMON STOCKS (Cost $83,581,930)		$81,532,580

SECURITIES LENDING COLLATERAL - 12.53%
John Hancock Collateral
Investment Trust, 0.3328% (W) (Y)	1,032,415	10,331,482

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,329,380)		$10,331,482

SHORT-TERM INVESTMENTS - 1.55%
Money Market Funds - 1.41%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.1200% (Y)	$1,160,774	$1,160,774
U.S. Government - 0.14%
U.S. Treasury Bill
0.000%, 02/23/2012 (F) *	25,000	25,000
0.020%, 03/29/2012 (F) *	30,000	29,998
0.030%, 04/05/2012 (F) *	60,000	59,995

		114,993

TOTAL SHORT-TERM INVESTMENTS (Cost $1,275,767)		$1,275,767

Total Investments (Mid Cap Value Index Fund)
(Cost $95,187,077) - 112.97%		$93,139,829
Other assets and liabilities, net - (12.97%)		(10,690,130)

TOTAL NET ASSETS - 100.00%		$82,449,699

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.07%
Consumer Discretionary - 15.55%
Auto Components - 1.23%
Visteon Corp. (I)	66,800	$3,737,460
Visteon Corp. (I) (S)	19,000	1,063,050

		4,800,510
Diversified Consumer Services - 2.01%
Career Education Corp. (I) (L)	121,000	854,260
H&R Block, Inc. (L)	188,600	2,966,678
Strayer Education, Inc. (L)	19,600	1,906,296
Weight Watchers International, Inc. (L)	35,800	2,103,966

		7,831,200
Hotels, Restaurants & Leisure - 1.63%
International Game Technology	277,500	4,734,150
WMS Industries, Inc. (I) (L)	77,000	1,614,690

		6,348,840
Internet & Catalog Retail - 0.66%
Liberty Media Corp. - Interactive, Series A (I)	92,200	1,499,172
Netflix, Inc. (I) (L)	16,600	1,071,198

		2,570,370
Leisure Equipment & Products - 1.62%
Mattel, Inc.	159,700	4,600,957
Sankyo Company, Ltd.	33,900	1,688,503

		6,289,460

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 5.89%
Cablevision Systems Corp., Class A	191,400	$2,871,000
Charter Communications, Inc., Class A (I)	29,600	1,564,952
DISH Network Corp.	99,900	2,454,543
DreamWorks Animation SKG, Inc. (I) (L)	188,100	3,493,017
Liberty Media Corp. - Liberty
Capital, Series A (I)	30,316	2,312,533
Meredith Corp. (L)	153,800	4,460,200
Scholastic Corp. (L)	86,200	2,333,434
The Washington Post Company, Class B (L)	9,500	3,409,645

		22,899,324
Multiline Retail - 0.71%
J.C. Penney Company, Inc. (L)	86,600	2,774,664
Specialty Retail - 1.80%
CarMax, Inc. (I) (L)	48,900	1,406,364
The Gap, Inc. (L)	298,500	5,578,965

		6,985,329

		60,499,697
Consumer Staples - 8.89%
Beverages - 1.61%
Beam, Inc.	81,200	4,264,624
Brown Forman Corp., Class B	25,000	1,995,250

		6,259,874
Food & Staples Retailing - 2.20%
Sysco Corp. (L)	96,900	2,765,526
The Kroger Company	249,700	5,788,046

		8,553,572
Food Products - 3.60%
Campbell Soup Company (L)	152,300	4,964,980
Flowers Foods, Inc. (L)	103,000	2,036,310
Kellogg Company	45,500	2,236,780
McCormick & Company, Inc., Non
Voting Shares	49,500	2,410,650
Sara Lee Corp.	43,100	817,176
Tootsie Roll Industries, Inc. (L)	64,162	1,546,946

		14,012,842
Household Products - 0.68%
Clorox Company	40,800	2,650,368
Personal Products - 0.80%
Avon Products, Inc.	184,300	3,133,100

		34,609,756
Energy - 8.04%
Energy Equipment & Services - 0.78%
Exterran Holdings, Inc. (I) (L)	265,300	3,040,338
Oil, Gas & Consumable Fuels - 7.26%
Arch Coal, Inc.	34,306	562,275
Consol Energy, Inc.	74,300	3,093,852
El Paso Corp.	80,800	2,020,808
EQT Corp.	42,600	2,641,626
Hess Corp.	75,300	4,534,566
Murphy Oil Corp.	79,400	4,440,048
Nexen, Inc.	458,200	7,592,374
QEP Resources, Inc.	102,400	3,343,360

		28,228,909

		31,269,247
Financials - 21.99%
Capital Markets - 5.35%
E*TRADE Financial Corp. (I)	499,010	4,580,912

145

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Federated Investors, Inc., Class B (L)	50,700	$804,609
Greenhill & Company, Inc. (L)	69,300	2,672,208
Janus Capital Group, Inc. (L)	405,900	2,678,940
Legg Mason, Inc. (L)	103,800	2,753,814
Northern Trust Corp.	194,300	7,311,509

		20,801,992
Commercial Banks - 3.64%
CIT Group, Inc. (I)	169,700	5,746,042
Commerce Bancshares, Inc. (L)	43,864	1,633,047
First Horizon National Corp.	275,158	2,118,717
M&T Bank Corp. (L)	20,500	1,496,090
Westamerica Bancorp. (L)	69,000	3,167,790

		14,161,686
Consumer Finance - 0.67%
Discover Financial Services	110,100	2,622,582
Insurance - 7.50%
Assured Guaranty, Ltd.	36,500	354,050
Axis Capital Holdings, Ltd.	57,600	1,839,168
Fidelity National Financial, Inc., Class A	276,900	4,394,403
First American Financial Corp.	314,100	3,643,560
Kemper Corp.	91,800	2,529,090
Marsh & McLennan Companies, Inc.	193,600	5,844,784
OneBeacon Insurance Group, Ltd.	45,600	700,872
The Allstate Corp.	37,500	1,004,625
The Progressive Corp.	176,700	3,332,562
White Mountains Insurance Group, Ltd.	13,100	5,559,640

		29,202,754
Real Estate Investment Trusts - 3.44%
Cousins Properties, Inc.	165,248	983,226
Federal Realty Investment Trust (L)	4,500	397,935
General Growth Properties, Inc.	155,447	2,188,694
Prologis, Inc.	75,481	2,099,881
SL Green Realty Corp. (L)	8,500	559,640
Weingarten Realty Investors (L)	71,100	1,471,059
Weyerhaeuser Company	337,697	5,669,933

		13,370,368
Real Estate Management & Development - 0.66%
Forest City Enterprises, Inc., Class A (I) (L)	93,900	1,139,946
The St. Joe Company (I) (L)	98,700	1,419,306

		2,559,252
Thrifts & Mortgage Finance - 0.73%
BankUnited, Inc.	16,200	351,378
Capitol Federal Financial, Inc.	219,612	2,486,008

		2,837,386

		85,556,020
Health Care - 4.39%
Biotechnology - 0.14%
Dendreon Corp. (I) (L)	64,000	552,960
Health Care Equipment & Supplies - 0.59%
Wright Medical Group, Inc. (I)	60,400	886,672
Zimmer Holdings, Inc. (I)	27,800	1,405,290

		2,291,962
Health Care Providers & Services - 2.76%
HealthSouth Corp. (I) (L)	244,300	4,221,504
Kindred Healthcare, Inc. (I) (L)	195,500	2,424,200
Select Medical Holdings Corp. (I)	198,300	1,719,261
Tenet Healthcare Corp. (I) (L)	510,500	2,373,825

		10,738,790

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 0.90%
Forest Laboratories, Inc. (I)	50,200	$1,503,992
Hospira, Inc. (I)	70,700	1,993,033

		3,497,025

		17,080,737
Industrials - 9.77%
Aerospace & Defense - 2.72%
Raytheon Company	100,400	4,575,228
Textron, Inc.	310,100	6,025,243

		10,600,471
Airlines - 2.20%
Delta Air Lines, Inc. (I)	280,300	2,276,036
Southwest Airlines Company	750,400	6,288,352

		8,564,388
Building Products - 0.40%
Fortune Brands Home & Security, Inc. (I)	93,400	1,557,912
Commercial Services & Supplies - 0.80%
Cintas Corp. (L)	102,000	3,100,800
Electrical Equipment - 0.48%
The Babcock & Wilcox Company (I)	82,200	1,864,296
Machinery - 1.07%
Ingersoll-Rand PLC	84,400	2,795,328
WABCO Holdings, Inc. (I)	28,800	1,353,888

		4,149,216
Professional Services - 1.43%
Equifax, Inc.	31,500	1,170,225
Manpower, Inc.	120,000	4,395,600

		5,565,825
Road & Rail - 0.28%
Hertz Global Holdings, Inc. (I) (L)	97,200	1,099,332
Trading Companies & Distributors - 0.39%
Air Lease Corp. (I) (L)	68,500	1,535,770

		38,038,010
Information Technology - 6.40%
Communications Equipment - 1.13%
Motorola Mobility Holdings, Inc. (I)	81,100	3,162,900
Tellabs, Inc.	310,500	1,232,685

		4,395,585
Electronic Equipment, Instruments & Components - 2.20%
AVX Corp.	133,200	1,723,608
Molex, Inc., Class A	198,000	4,146,120
TE Connectivity, Ltd.	84,600	2,682,666

		8,552,394
IT Services - 2.22%
Automatic Data Processing, Inc.	3,900	199,251
Computer Sciences Corp.	24,400	596,092
CoreLogic, Inc. (I)	212,700	2,824,656
Lender Processing Services, Inc.	118,400	2,244,864
Paychex, Inc.	64,100	1,865,951
SAIC, Inc. (I) (L)	74,800	901,340

		8,632,154
Semiconductors & Semiconductor Equipment - 0.40%
ASML Holding NV (L)	39,400	1,557,482
Software - 0.45%
Electronic Arts, Inc. (I)	76,100	1,764,759

		24,902,374

146

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 6.06%
Chemicals - 2.66%
International Flavors & Fragrances, Inc.	57,200	$3,103,672
Nalco Holding Company	187,000	7,246,250

		10,349,922
Construction Materials - 0.62%
Vulcan Materials Company (L)	74,400	2,413,536
Containers & Packaging - 0.67%
Packaging Corp. of America	100,100	2,603,601
Metals & Mining - 1.73%
Agnico Eagle Mines, Ltd. (L)	34,200	1,534,896
AngloGold Ashanti, Ltd., ADR	57,200	2,743,312
Franco-Nevada Corp.	57,500	2,434,850

		6,713,058
Paper & Forest Products - 0.38%
MeadWestvaco Corp.	50,100	1,495,485

		23,575,602
Telecommunication Services - 1.26%
Diversified Telecommunication Services - 0.08%
Hellenic Telecommunications
Organization SA, ADR (L)	145,300	305,130
Wireless Telecommunication Services - 1.18%
Telephone & Data Systems, Inc. (L)	63,700	1,719,263
Telephone & Data Systems, Inc. -
Special Shares	117,300	2,884,407

		4,603,670

		4,908,800
Utilities - 8.72%
Electric Utilities - 4.72%
American Electric Power Company, Inc.	52,900	2,099,072
Duke Energy Corp. (L)	78,500	1,636,725
FirstEnergy Corp.	159,854	7,108,707
Pepco Holdings, Inc.	72,400	1,432,072
Pinnacle West Capital Corp.	13,100	621,071
PPL Corp.	182,000	5,463,640

		18,361,287
Independent Power Producers & Energy Traders - 2.92%
Calpine Corp. (I)	243,100	3,656,224
Constellation Energy Group, Inc.	24,100	967,856
GenOn Energy, Inc. (I)	1,558,984	4,240,436
NRG Energy, Inc. (I)	107,400	2,113,632
The AES Corp. (I)	33,000	398,640

		11,376,788
Multi-Utilities - 1.08%
NiSource, Inc. (L)	183,700	4,208,567

		33,946,642

TOTAL COMMON STOCKS (Cost $333,044,979)		$354,386,885

PREFERRED SECURITIES - 0.23%
Financials - 0.11%
Insurance - 0.11%
Assured Guaranty, Ltd., 8.500%	$10,250	$418,405
Utilities - 0.12%
Electric Utilities - 0.12%
PPL Corp., 9.500%	8,300	473,432

TOTAL PREFERRED SECURITIES (Cost $978,205)		$891,837

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 1.26%
Financials - 0.19%
Janus Capital Group, Inc. 3.250%, 07/15/2014	$773,000	$756,574
Materials - 0.60%
Alcoa, Inc. 5.250%, 03/15/2014	1,368,000	2,340,990
Telecommunication Services - 0.47%
Alcatel-Lucent USA, Inc. 2.875%, 06/15/2025	2,096,000	1,823,520

TOTAL CONVERTIBLE BONDS (Cost $5,010,930)		$4,921,084

SECURITIES LENDING COLLATERAL - 18.80%
John Hancock Collateral
Investment Trust, 0.3328% (W) (Y)	7,310,349	73,155,390

TOTAL SECURITIES LENDING
COLLATERAL (Cost $73,142,187)		$73,155,390

SHORT-TERM INVESTMENTS - 7.19%
Money Market Funds - 7.19%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	11,039,576	11,039,576
T. Rowe Price Prime Reserve
Fund, 0.0854% (Y)	16,937,153	16,937,153

		27,976,729

TOTAL SHORT-TERM INVESTMENTS (Cost $27,976,729)		$27,976,729

Total Investments (Mid Value Fund)
(Cost $440,153,030) - 118.55%		$461,331,925
Other assets and liabilities, net - (18.55%)		(72,189,846)

TOTAL NET ASSETS - 100.00%		$389,142,079

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.79%
Consumer Discretionary - 7.42%
Automobiles - 1.18%
Daimler AG	41,776	$1,895,618
General Motors Company (I)	119,990	2,554,587

		4,450,205
Household Durables - 0.34%
D.R. Horton, Inc.	106,460	1,267,939
Leisure Equipment & Products - 0.63%
Mattel, Inc.	81,815	2,357,090
Media - 5.27%
British Sky Broadcasting Group PLC	288,314	3,478,160
News Corp., Class A	314,166	5,479,055
News Corp., Class B	30,396	542,569
Time Warner Cable, Inc.	81,279	4,915,754
Time Warner, Inc.	8,536	297,224
Viacom, Inc., Class B	113,220	5,067,727

		19,780,489

		27,855,723
Consumer Staples - 21.59%
Beverages - 4.34%
Coca-Cola Enterprises, Inc.	83,765	2,187,942
Dr. Pepper Snapple Group, Inc.	92,918	3,394,295
Foster’s Group, Ltd.	389,800	2,176,759
PepsiCo, Inc.	46,623	2,983,872

147

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Pernod-Ricard SA	58,800	$5,538,266

		16,281,134
Food & Staples Retailing - 5.07%
CVS Caremark Corp.	295,133	11,462,966
The Kroger Company	206,599	4,788,965
Wal-Mart Stores, Inc.	47,459	2,795,335

		19,047,266
Food Products - 3.23%
General Mills, Inc.	95,425	3,812,229
Kraft Foods, Inc., Class A	229,433	8,294,003

		12,106,232
Tobacco - 8.95%
Altria Group, Inc.	217,670	6,244,952
British American Tobacco PLC	207,981	9,652,861
Imperial Tobacco Group PLC	217,671	7,832,079
Lorillard, Inc.	30,709	3,427,739
Philip Morris International, Inc.	43,938	3,349,833
Reynolds American, Inc.	74,113	3,102,370

		33,609,834

		81,044,466
Energy - 9.68%
Energy Equipment & Services - 1.54%
Ensco International PLC, ADR	34,728	1,804,814
Exterran Holdings, Inc. (I)	49,222	564,084
Transocean, Ltd.	79,348	3,400,062

		5,768,960
Oil, Gas & Consumable Fuels - 8.14%
Apache Corp.	48,100	4,783,064
BP PLC	316,330	2,300,108
El Paso Corp.	95,493	2,388,280
Marathon Oil Corp.	237,468	6,639,605
Marathon Petroleum Corp.	72,686	2,426,986
Murphy Oil Corp.	48,460	2,709,883
Royal Dutch Shell PLC	170,675	5,935,214
The Williams Companies, Inc.	104,648	3,378,037

		30,561,177

		36,330,137
Financials - 10.91%
Capital Markets - 1.34%
Morgan Stanley	198,636	2,937,826
UBS AG Swiss Exchange (I)	168,641	2,072,998

		5,010,824
Commercial Banks - 2.73%
CIT Group, Inc. (I)	31,784	1,076,206
KB Financial Group, Inc.	32,397	1,127,366
PNC Financial Services Group, Inc.	106,402	5,768,052
Wells Fargo & Company	88,691	2,293,549

		10,265,173
Diversified Financial Services - 1.59%
Citigroup, Inc.	75,956	2,087,271
Deutsche Boerse AG (I)	32,529	1,986,210
NYSE Euronext	66,178	1,890,044

		5,963,525
Insurance - 5.10%
ACE, Ltd.	73,499	5,110,385
Alleghany Corp. (I)	5,210	1,500,480
American International Group, Inc. (I)	147,870	3,446,850

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	74,970	$2,360,056
Old Republic International Corp.	61,129	502,480
White Mountains Insurance Group, Ltd.	9,814	4,165,062
Zurich Financial Services AG (I)	9,448	2,077,739

		19,163,052
Real Estate Management & Development - 0.15%
Forestar Group, Inc. (I)	37,350	567,720

		40,970,294
Health Care - 13.70%
Biotechnology - 1.70%
Amgen, Inc. (L)	110,195	6,381,392
Health Care Equipment & Supplies - 2.01%
Boston Scientific Corp. (I)	420,938	2,483,534
Medtronic, Inc.	139,680	5,088,542

		7,572,076
Health Care Providers & Services - 2.85%
Community Health Systems, Inc. (I)	99,543	1,977,919
Coventry Health Care, Inc. (I)	52,632	1,681,066
Tenet Healthcare Corp. (I)	535,415	2,489,680
UnitedHealth Group, Inc.	93,191	4,544,925

		10,693,590
Pharmaceuticals - 7.14%
Eli Lilly & Company	130,429	4,936,738
Hospira, Inc. (I)	59,480	1,676,741
Merck & Company, Inc.	270,130	9,657,148
Pfizer, Inc.	417,591	8,381,051
Teva Pharmaceutical Industries, Ltd., ADR	54,210	2,147,258

		26,798,936

		51,445,994
Industrials - 5.35%
Aerospace & Defense - 2.03%
Goodrich Corp.	6,580	802,826
Huntington Ingalls Industries, Inc. (I)	67,286	2,136,331
Raytheon Company	102,270	4,660,444

		7,599,601
Air Freight & Logistics - 0.33%
PostNL (L)	123,621	430,848
TNT Express NV	111,134	804,050

		1,234,898
Building Products - 0.79%
Owens Corning, Inc. (I)	103,800	2,979,060
Industrial Conglomerates - 0.08%
Orkla ASA	40,223	307,385
Machinery - 1.09%
Oshkosh Corp. (I)	84,780	1,739,686
Stanley Black & Decker, Inc.	35,921	2,350,311

		4,089,997
Marine - 1.03%
A P Moller Maersk A/S, Series A	563	3,858,463

		20,069,404
Information Technology - 8.31%
Communications Equipment - 1.80%
Cisco Systems, Inc.	255,730	4,766,807
Motorola Mobility Holdings, Inc. (I)	51,170	1,995,630

		6,762,437

148

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.86%
TE Connectivity, Ltd.	101,553	$3,220,246
Internet Software & Services - 0.85%
Google, Inc., Class A (I)	5,330	3,194,749
Office Electronics - 1.60%
Xerox Corp.	737,593	6,011,383
Software - 3.20%
Microsoft Corp.	323,501	8,275,156
Nintendo Company, Ltd.	9,200	1,395,069
Symantec Corp. (I)	142,413	2,328,453

		11,998,678

		31,187,493
Materials - 4.27%
Chemicals - 1.03%
Linde AG	25,254	3,878,029
Metals & Mining - 0.78%
ThyssenKrupp AG	114,130	2,944,502
Paper & Forest Products - 2.46%
Domtar Corp.	21,844	1,715,409
International Paper Company	181,439	5,152,868
MeadWestvaco Corp.	78,846	2,353,553

		9,221,830

		16,044,361
Telecommunication Services - 1.73%
Wireless Telecommunication Services - 1.73%
Vodafone Group PLC	2,387,364	6,476,707
Utilities - 3.83%
Electric Utilities - 2.48%
E.ON AG	141,531	3,503,435
Entergy Corp.	26,224	1,845,121
Exelon Corp.	89,319	3,957,725

		9,306,281
Independent Power Producers & Energy Traders - 0.80%
NRG Energy, Inc. (I)	152,128	2,993,879
Multi-Utilities - 0.55%
GDF Suez	74,306	2,087,760

		14,387,920

TOTAL COMMON STOCKS (Cost $320,503,087)		$325,812,499

CORPORATE BONDS - 1.17%
Consumer Discretionary - 0.64%
Clear Channel Communications, Inc.
9.000%, 03/01/2021	$258,000	$212,850
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	3,762,000	2,200,770

		2,413,620
Consumer Staples - 0.32%
Rite Aid Corp.
8.625%, 03/01/2015	560,000	520,800
9.375%, 12/15/2015	717,000	656,055

		1,176,855
Utilities - 0.21%
NRG Energy, Inc. 7.375%, 01/15/2017 (I)	765,000	795,600

TOTAL CORPORATE BONDS (Cost $5,431,971)		$4,386,075

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.18%
Financials - 0.18%
iStar Financial, Inc.
0.872%, 10/01/2012	$521,000	$476,090
5.000%, 06/28/2013	224,900	220,603

		696,693

TOTAL CONVERTIBLE BONDS (Cost $703,550)		$696,693

TERM LOANS (M) - 1.00%
Consumer Discretionary - 0.96%
Clear Channel Communications, Inc.
3.910%, 01/28/2016	2,178,000	1,619,888
3.910%, 01/28/2016	423,963	299,954
3.910%, 01/29/2016	361,000	255,408
Tribune Company
- 06/04/2014 (H)	2,055,000	1,259,331
- 06/04/2014 (H)	275,000	164,083
Financials - 0.04%
iStar Financial, Inc.
7.000%, 06/30/2014	161,000	154,560

TOTAL TERM LOANS (Cost $4,342,884)		$3,753,224

RIGHTS - 0.01%
Health Care - 0.01%
Sanofi (Expiration Date: 12/31/2020, Strike
Price: EUR 2.00) (I)	15,475	$20,118

TOTAL RIGHTS (Cost $34,355)		$20,118

SECURITIES LENDING COLLATERAL - 1.53%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	575,588	5,759,971

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,758,843)		$5,759,971

SHORT-TERM INVESTMENTS - 5.33%
U.S. Government - 5.33%
U.S. Treasury Bills, 0.1124%, 01/12/2012 *	$3,000,000	$2,999,958
U.S. Treasury Bills, 0.0300%, 02/23/2012 *	5,000,000	4,999,860
U.S. Treasury Bills, 0.0010%, 12/22/2011 *	2,000,000	1,999,986
U.S. Treasury Bills, 0.0150%, 03/22/2012 *	10,000,000	9,999,530

		19,999,334

TOTAL SHORT-TERM INVESTMENTS (Cost $19,998,754)		$19,999,334

Total Investments (Mutual Shares Fund)
(Cost $356,773,444) - 96.01%		$360,427,914
Other assets and liabilities, net - 3.99%		14,992,655

TOTAL NET ASSETS - 100.00%		$375,420,569

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.02%
Consumer Discretionary - 3.30%
Hotels, Restaurants & Leisure - 3.30%
Marriott International, Inc., Class A (L)	113,373	$3,471,481
Starwood Hotels & Resorts Worldwide, Inc.	51,700	2,465,056

		5,936,537

		5,936,537

149

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 89.72%
Real Estate Investment Trusts - 89.30%
Diversified REITs - 5.14%
Vornado Realty Trust	92,074	$6,854,909
Washington Real Estate Investment Trust	88,200	2,399,922

		9,254,831
Industrial REITs - 6.49%
DCT Industrial Trust, Inc. (L)	168,800	811,928
EastGroup Properties, Inc.	47,500	2,022,075
Prologis, Inc.	303,744	8,450,158
Terreno Realty Corp.	30,100	385,280

		11,669,441
Mortgage REITs - 0.09%
Starwood Property Trust, Inc. (L)	9,000	160,560
Office REITs - 15.45%
Alexandria Real Estate Equities, Inc. (L)	28,800	1,888,128
BioMed Realty Trust, Inc.	154,100	2,744,521
Boston Properties, Inc.	71,050	6,776,749
Douglas Emmett, Inc. (L)	220,800	3,969,984
Highwoods Properties, Inc. (L)	77,200	2,226,448
Kilroy Realty Corp. (L)	137,300	4,955,157
SL Green Realty Corp. (L)	79,600	5,240,864

		27,801,851
Residential REITs - 19.19%
AvalonBay Communities, Inc.	66,616	8,317,008
BRE Properties, Inc.	111,840	5,442,134
Camden Property Trust	89,400	5,161,062
Equity Residential	165,450	9,131,186
Essex Property Trust, Inc.	40,400	5,367,140
Post Properties, Inc.	27,900	1,115,721

		34,534,251
Retail REITs - 31.04%
CBL & Associates Properties, Inc. (L)	160,014	2,286,600
Equity One, Inc. (L)	91,600	1,530,636
Federal Realty Investment Trust	78,880	6,975,358
General Growth Properties, Inc.	318,294	4,481,580
Kimco Realty Corp.	277,800	4,380,906
Regency Centers Corp. (L)	107,250	3,985,410
Simon Property Group, Inc.	160,451	19,950,477
Taubman Centers, Inc. (L)	56,300	3,509,179
The Macerich Company	140,912	7,059,691
Weingarten Realty Investors (L)	82,300	1,702,787

		55,862,624
Specialized REITs - 11.90%
Healthcare Realty Trust, Inc.	174,900	3,081,738
Host Hotels & Resorts, Inc.	382,962	5,418,912
Plum Creek Timber Company, Inc. (L)	68,400	2,519,856
Public Storage	78,800	10,393,720

		21,414,226

		160,697,784
Real Estate Management & Development - 0.42%
Forest City Enterprises, Inc., Class A (I)(L)	61,741	749,536

		161,447,320

TOTAL COMMON STOCKS (Cost $85,055,414)		$167,383,857

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.89%
Financials - 0.89%
Forest City Enterprises, Inc.
4.250%, 08/15/2018 (S)	$1,874,001	$1,597,586

TOTAL CONVERTIBLE BONDS (Cost $1,855,985)		$1,597,586

SECURITIES LENDING COLLATERAL - 9.36%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	1,683,214	16,844,095

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,834,234)		$16,844,095

SHORT-TERM INVESTMENTS - 6.23%
Money Market Funds - 6.23%
State Street Institutional US Government
Money Market Fund, 0.0000% (Y)	500,000	500,000
T. Rowe Price Reserve Fund, 0.0854% (Y)	10,718,231	10,718,231

		11,218,231

TOTAL SHORT-TERM INVESTMENTS (Cost $11,218,231)		$11,218,231

Total Investments (Real Estate Equity Fund)
(Cost $114,963,864) - 109.50%		$197,043,769
Other assets and liabilities, net - (9.50%)		(17,096,731)

TOTAL NET ASSETS - 100.00%		$179,947,038

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.22%
Financials - 98.03%
Real Estate Investment Trusts - 98.03%
Diversified REITs - 8.77%
American Assets Trust, Inc.	100,850	$2,081,544
Colonial Properties Trust (L)	195,600	3,880,704
Liberty Property Trust (L)	332,000	9,896,920
PS Business Parks, Inc.	58,900	3,104,030
Vornado Realty Trust	252,800	18,820,960

		37,784,158
Industrial REITs - 5.30%
DuPont Fabros Technology, Inc. (L)	234,250	5,277,653
Prologis, Inc. (L)	629,967	17,525,682

		22,803,335
Office REITs - 11.52%
Boston Properties, Inc. (L)	240,864	22,973,608
Digital Realty Trust, Inc. (L)	138,700	8,807,450
Mack-Cali Realty Corp. (L)	146,250	3,726,450
SL Green Realty Corp. (L)	214,250	14,106,220

		49,613,728
Residential REITs - 18.57%
Apartment Investment & Management
Company, Class A	195,050	4,248,189
Associated Estates Realty Corp. (L)	173,150	2,794,641
AvalonBay Communities, Inc. (L)	148,749	18,571,313
BRE Properties, Inc. (L)	255,020	12,409,273
Camden Property Trust (L)	274,400	15,841,112
Education Realty Trust, Inc. (L)	404,400	3,769,008
Equity Lifestyle Properties, Inc.	112,172	6,935,595
Equity Residential	40,450	2,232,436

150

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REITs (continued)
Home Properties, Inc. (L)	103,200	$5,672,904
Post Properties, Inc. (L)	102,800	4,110,972
UDR, Inc.	143,100	3,362,850

		79,948,293
Retail REITs - 26.81%
Alexander’s, Inc.	4,630	1,836,304
DDR Corp.	1,441,250	16,848,213
Federal Realty Investment Trust (L)	121,850	10,775,196
General Growth Properties, Inc.	312,800	4,404,224
Ramco-Gershenson Properties Trust (L)	185,700	1,576,593
Simon Property Group, Inc. (L)	441,647	54,914,388
Tanger Factory Outlet Centers, Inc. (L)	420,700	11,926,845
Taubman Centers, Inc. (L)	211,400	13,176,562

		115,458,325
Specialized REITs - 27.06%
Chesapeake Lodging Trust	99,850	1,587,615
Entertainment Properties Trust (L)	110,861	4,955,487
Extra Space Storage, Inc. (L)	275,950	6,650,395
HCP, Inc. (L)	491,187	18,984,378
Health Care REIT, Inc.	361,250	18,123,910
Host Hotels & Resorts, Inc.	835,106	11,816,750
LTC Properties, Inc.	196,250	5,642,188
Pebblebrook Hotel Trust	330,250	6,116,230
Public Storage	199,326	26,291,099
Senior Housing Properties Trust	506,873	11,105,587
Strategic Hotels & Resorts, Inc. (I)	1,046,900	5,255,438

		116,529,077

		422,136,916

		422,136,916
Health Care - 1.19%
Health Care Providers & Services - 1.19%
Brookdale Senior Living, Inc. (I)	328,650	5,110,508

TOTAL COMMON STOCKS (Cost $355,850,612)		$427,247,424

SECURITIES LENDING COLLATERAL - 16.18%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	6,960,705	69,656,472

TOTAL SECURITIES LENDING
COLLATERAL (Cost $69,640,783)		$69,656,472

SHORT-TERM INVESTMENTS - 0.75%
Repurchase Agreement - 0.75%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $3,251,001 on 12/01/2011,
collateralized by $3,315,000 Federal Home
Loan Mortgage Corp., 0.500% due
08/23/2013 (valued at $3,319,144,
including interest)	$3,251,000	$3,251,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,251,000)		$3,251,000

Total Investments (Real Estate Securities Fund)
(Cost $428,742,395) - 116.15%		$500,154,896
Other assets and liabilities, net - (16.15%)		(69,546,821)

TOTAL NET ASSETS - 100.00%		$430,608,075

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 87.57%
U.S. Government - 87.56%
Treasury Inflation Protected Securities
0.125%, 04/15/2016		$5,858,745	$6,122,389
0.500%, 04/15/2015		7,223,679	7,585,990
0.625%, 07/15/2021		29,796,638	31,570,462
1.125%, 01/15/2021		4,355,988	4,819,491
1.250%, 07/15/2020		7,282,240	8,172,610
1.375%, 07/15/2018 to 01/15/2020		27,755,644	31,350,297
1.625%, 01/15/2015 to 01/15/2018		12,282,165	13,549,820
1.750%, 01/15/2028		22,742,370	27,146,930
1.875%, 07/15/2013 to 07/15/2019		52,473,189	55,878,297
2.000%, 01/15/2014 to 01/15/2026		87,959,395	97,695,119
2.125%, 02/15/2040 to 02/15/2041		15,266,256	20,407,209
2.375%, 01/15/2017 to 01/15/2027 (F)		54,729,181	65,491,261
2.375%, 01/15/2025		11,313,934	14,279,418
2.500%, 01/15/2029		19,866,336	26,277,878
2.625%, 07/15/2017		10,618,299	12,673,938
3.375%, 01/15/2012 (D)(F)		29,132,016	29,163,886
3.375%, 04/15/2032		9,969,804	15,220,312
3.625%, 04/15/2028		22,163,134	32,735,636
3.875%, 04/15/2029		52,822,191	81,742,341
U.S. Treasury Bill
0.025%, 04/05/2012 (D)*		260,000	259,977

			582,143,261
U.S. Government Agency - 0.01%
Federal National Mortgage Association
1.418%, 10/01/2044 (P)		53,095	52,809

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $565,539,233)			$582,196,070

FOREIGN GOVERNMENT
OBLIGATIONS - 5.75%
Australia - 2.60%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	13,400,000	17,271,043
Canada - 0.64%
Government of Canada
2.000%, 12/01/2041	CAD	379,491	516,446
2.750%, 09/01/2016		3,000,000	3,111,144
3.000%, 12/01/2036		409,805	631,090

			4,258,680
Italy - 0.94%
Republic of Italy
2.100%, 09/15/2021	EUR	6,894,558	6,230,184
United Kingdom - 1.57%
Government of United Kingdom
1.875%, 11/22/2022	GBP	1,503,424	2,925,760
4.250%, 12/07/2040		3,100,000	5,936,014
4.750%, 12/07/2030		800,000	1,597,417

			10,459,191

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $36,394,228)			$38,219,098

CORPORATE BONDS - 21.73%
Consumer Discretionary - 0.72%
Ford Motor Credit Company LLC
7.800%, 06/01/2012		$450,000	463,575
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		1,000,000	1,015,029
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017		450,000	528,152

151

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		$2,500,000	$2,736,908

			4,743,664
Energy - 2.01%
Gaz Capital SA
7.343%, 04/11/2013 (S)		300,000	314,250
8.146%, 04/11/2018 (S)		400,000	456,000
Gazprom Via Gaz Capital SA
5.092%, 11/29/2015 (S)		200,000	202,500
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		7,100,000	7,276,861
Petrobras International Finance Company
3.875%, 01/27/2016		4,300,000	4,362,225
Petroleos Mexicanos
6.500%, 06/02/2041		700,000	756,000

			13,367,836
Financials - 15.77%
American Express Bank FSB
0.398%, 06/12/2012 (P)		700,000	697,894
American Express Centurion Bank
0.398%, 06/12/2012 (P)		5,100,000	5,084,654
American International Group, Inc.
5.850%, 01/16/2018		2,800,000	2,705,041
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
8.175%, 05/15/2058		1,500,000	1,323,750
Bank of America Corp.
1.001%, 06/11/2012 (P)	GBP	3,600,000	5,519,154
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$5,200,000	4,618,546
Barclays Bank PLC (7.434% to
12/15/2017, then 3 month
LIBOR + 3.170%)
7.434%, 12/15/2017 (S)		600,000	480,000
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,300,000	1,267,500
Countrywide Financial Corp, Series MTN
0.875%, 05/07/2012 (P)		1,700,000	1,682,380
Countrywide Financial Corp.
5.800%, 06/07/2012		3,400,000	3,379,923
GMAC Canada, Ltd.
6.000%, 05/23/2012	EUR	2,000,000	2,665,013
HBOS PLC
6.750%, 05/21/2018 (S)		$1,000,000	798,102
ICICI Bank, Ltd.
2.256%, 02/24/2014 (S)		1,000,000	956,716
ING Bank NV
1.725%, 10/18/2013 (S)		400,000	392,767
JPMorgan Chase & Company, Series 1
1.967%, 10/12/2015 (P)	EUR	4,900,000	5,671,515
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		$1,800,000	1,817,285
Lehman Brothers Holdings, Inc.
5.125%, 06/27/2014 (H)	EUR	850,000	282,681
6.200%, 09/26/2014 (H)		$300,000	79,500
6.875%, 05/02/2018 (H)		1,200,000	321,000
7.000%, 09/27/2027 (H)		300,000	77,250
04/05/2011 (H)	EUR	36,000	12,217
Merrill Lynch & Company, Inc.
1.751%, 08/09/2013 (P)		2,100,000	2,529,834
2.287%, 09/27/2012 (P)		1,500,000	1,944,277

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
0.855%, 10/18/2016 (P)		$400,000	312,556
1.807%, 03/01/2013 (P)	EUR	8,100,000	10,150,191
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		$1,700,000	1,792,468
Pacific Life Global Funding
5.150%, 04/15/2013 (S)		600,000	628,320
Pricoa Global Funding I
0.488%, 06/26/2012 (S)		7,600,000	7,574,852
Santander US Debt SA Unipersonal
1.169%, 03/30/2012 (S)		12,000,000	11,980,776
SLM Corp.
5.050%, 11/14/2014		1,000,000	985,077
5.375%, 05/15/2014		4,000,000	3,979,916
6.018%, 02/01/2014 (P)		13,000	12,621
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,230,175
The Goldman Sachs Group, Inc.
1.940%, 01/30/2017 (P)	EUR	1,000,000	1,030,905
The Royal Bank of Scotland PLC
2.915%, 08/23/2013 (P)		$8,200,000	7,927,826
4.875%, 03/16/2015		4,200,000	4,072,190
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)		1,300,000	1,392,273
Vita Capital III, Ltd.
1.492%, 01/01/2012 (S)		500,000	499,550
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
7.980%, 03/15/2018 (Q)		900,000	954,000

			104,830,695
Health Care - 0.82%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	109,229
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,343,000

			5,452,229
Industrials - 1.30%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,052,104
International Lease Finance Corp.
5.350%, 03/01/2012		4,300,000	4,278,500
6.500%, 09/01/2014 (S)		700,000	707,000
6.625%, 11/15/2013		600,000	586,500
6.750%, 09/01/2016 (S)		700,000	703,500
7.125%, 09/01/2018 (S)		1,300,000	1,326,000

			8,653,604
Information Technology - 0.48%
NXP BV
4.322%, 10/15/2013 (P)	EUR	2,405,045	3,207,421
Materials - 0.22%
Cemex SAB de CV
5.369%, 09/30/2015 (S)		$500,000	340,000
RPM International, Inc.
6.500%, 02/15/2018		1,000,000	1,119,601

			1,459,601
Telecommunication Services - 0.41%
TDC A/S
3.500%, 02/23/2015	EUR	2,000,000	2,748,615

TOTAL CORPORATE BONDS (Cost $150,638,730)			$144,463,665

152

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.28%
Buckeye Tobacco Settlement Financing
Authority (Ohio) 6.000%, 06/01/2042	$800,000	$570,208
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	945,000	671,933
Tobacco Settlement Financing Corp. of
New Jersey 5.000%, 06/01/2041	900,000	622,269

TOTAL MUNICIPAL BONDS (Cost $2,468,977)		$1,864,410

TERM LOANS (M) - 0.30%
Utilities - 0.30%
NRG Energy, Inc. 4.000%, 07/02/2018	1,995,000	1,977,901

TOTAL TERM LOANS (Cost $1,990,149)		$1,977,901

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.09%
Commercial & Residential - 3.09%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.418%, 06/10/2049 (S)	132,044	129,854
Series 2007-3 A2,
5.801%, 06/10/2049 (P)	132,044	133,287
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.999%, 11/15/2015 (S)	2,976,074	2,629,034
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 2.863%, 02/25/2035 (P)	661,766	558,332
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.220%, 08/25/2035 (P)	277,370	254,399
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)	490,537	419,381
Series 2003-3, Class 3A2,
2.600%, 05/25/2033 (P)	112,746	106,879
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)	898,044	832,926
Series 2005-2, Class A2,
2.731%, 03/25/2035 (P)	273,554	257,704
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	753,028	720,899
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.100%, 09/25/2035 (P)	83,308	74,439
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	364,835	324,924
Series 2005-6, Class A2,
2.450%, 09/25/2035 (P)	383,232	309,573
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)	68,712	58,825
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.649%, 04/19/2034 (P)	8,547,824	7,685,563
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.786%, 07/25/2035 (P)	687,489	618,782
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.657%, 03/25/2036 (P)	722,475	159,673
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.780%, 05/25/2036 (P)	1,666,280	1,217,001

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.437%, 06/25/2046 (P)		$1,193,516	$358,918
Swan, Series 2010-1, Class A
5.940%, 04/25/2041 (P)	AUD	1,869,558	1,893,139
Thornburg Mortgage Securities Trust,
Series 2007-2 ,Class A2A
0.375%, 06/25/2037 (P)		$667,250	661,574
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.610%, 03/25/2037 (P)		1,005,015	752,270
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		794,594	347,410
U.S. Government Agency - 1.00%
Federal Home Loan Mortgage Corp.,
Series 2979, Class MB
5.500%, 11/15/2018		380,208	387,268
Federal National Mortgage Association
Series 2007-63, Class FC,
0.607%, 07/25/2037 (P)		6,077,804	6,091,403
Series 2003-34, Class A1,
6.000%, 04/25/2043		15,927	17,752
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		22,910	25,664
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		128,180	143,119

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $28,618,478)			$27,169,992

ASSET BACKED SECURITIES - 4.90%
AMMC CDO, Series 2005-5A, Class A1A
0.586%, 08/08/2017 (S)		2,069,875	1,972,214
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.564%, 03/12/2018 (S)		1,249,014	1,189,045
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.457%, 10/25/2035 (P)		207,905	187,919
Babson CLO Ltd./Cayman Islands,
Series 2004-2A, Class A2A
0.777%, 11/15/2016 (S)		465,675	451,061
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.999%, 08/15/2018 (S)		4,800,000	5,039,897
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		775,197	387,016
Duane Street CLO, Series 2005-1A,
Class A2
0.688%, 11/08/2017 (S)		485,188	469,029
Harvest CLO SA, Series IX, Class A1
2.228%, 03/29/2017 (P)	EUR	191,183	237,265
Katonah, Ltd., Series 6A, Class A1A
0.671%, 09/20/2016 (S)		$1,191,347	1,171,566
Magnolia Funding, Ltd.
Series 2010-1A, Class A,
2.015%, 04/11/2021 (S)	EUR	650,639	803,735
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		496,270	663,828

153

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A
5.600%, 07/17/2014	EUR	3,700,000	$5,000,604
Race Point CLO, Series 2A, Class A1
1.007%, 05/15/2015 (S)		$147,762	145,963
SLM Student Loan Trust, Series 2008-9,
Class A
1.918%, 04/25/2023		14,104,063	14,429,932
Wood Street CLO BV, Series II-A,
Class A1
1.988%, 03/29/2021 (S)	EUR	342,578	429,522

TOTAL ASSET BACKED SECURITIES (Cost $32,881,645)			$32,578,596

PREFERRED SECURITIES - 0.08%
Financials - 0.08%
Wells Fargo & Company, Series L, 7.500%		500	527,000

TOTAL PREFERRED SECURITIES (Cost $500,000)			$527,000

OPTIONS PURCHASED - 0.02%
Put Options - 0.02%
Over the Counter USD Purchased Options
on 1 Year Interest Rate Swaption.
Receive a fixed rate of 1.00% and pay a
floating rate based on 3-month LIBOR
(Expiration Date: 11/19/2012; Strike
Price : $2.00; Counterparty: Goldman
Sachs Capital Markets LP) (I)		12,600,000	6,431
Over the Counter USD Purchased Options
on 2 Years Interest Rate Swaption
Receive a fixed rate of 2.25% and pay a
floating rate based on 3-month LIBOR
(Expiration Date: 09/24/2012; Strike
Price : $3.75; Counterparty: Royal Bank
of Scotland PLC) (I)		6,200,000	152,551

			158,982

TOTAL OPTIONS PURCHASED (Cost $237,866)			$158,982

SHORT-TERM INVESTMENTS - 3.06%

U.S. GOVERNMENT - 0.15%
U.S. Treasury Bill (D)*		$1,000,000	999,813
Repurchase Agreement - 2.91%
Bank of America Tri-Party Repurchase
Agreement dated 11/30/2011 at 0.130%
to be repurchased at $11,200,040 on
12/01/2011, collateralized by
$11,382,000 U.S. Treasury Bonds,
1.000% due 10/31/2016 (valued at
$11,455,405, including interest).		11,200,000	11,200,000
Citigroup Tri-Party Repurchase Agreement
dated 11/30/2011 at 0.140% to be
repurchased at $6,600,026 on
12/01/2011, collateralized by $6,695,000
Federal National Mortgage Association,
3.200% due 10/29/2020 (valued at
$6,672,451, including interest)		$6,600,000	6,600,000

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 11/30/2011 at
0.010% to be repurchased at $1,533,000
on 12/01/2011, collateralized by
$1,540,000 Federal Home Loan Bank,
1.750% due 08/22/2012 (valued at
$1,565,025, including interest)	$1,533,000	$1,533,000

		19,333,000

TOTAL SHORT-TERM INVESTMENTS (Cost $20,332,813)		$20,332,813

Total Investments (Real Return Bond Fund)
(Cost $839,602,119) - 127.78%		$849,488,527
Other assets and liabilities, net - (27.78%)		(184,682,963)

TOTAL NET ASSETS - 100.00%		$664,805,564

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 110.31%
Consumer Discretionary - 22.28%
Automobiles - 2.05%
Ford Motor Company (D)(I)	732,100	$7,760,260
Hotels, Restaurants & Leisure - 4.96%
Carnival Corp. (D)	177,800	5,902,960
Las Vegas Sands Corp. (D)(I)	276,800	12,929,328

		18,832,288
Media - 4.74%
CBS Corp., Class B (D)	326,300	8,496,852
Comcast Corp., Class A (D)	419,000	9,498,730

		17,995,582
Specialty Retail - 5.71%
Abercrombie & Fitch Company, Class A (D)	97,700	4,680,807
Bed Bath & Beyond, Inc. (D)(I)	108,400	6,559,284
Guess?, Inc. (D)	151,400	4,257,368
Tiffany & Company (D)	92,200	6,181,088

		21,678,547
Textiles, Apparel & Luxury Goods - 4.82%
Coach, Inc. (D)	112,000	7,010,080
Crocs, Inc. (D)(I)	108,300	1,679,733
Deckers Outdoor Corp. (D)(I)	88,100	9,598,055

		18,287,868

		84,554,545
Energy - 18.83%
Energy Equipment & Services - 9.90%
Baker Hughes, Inc. (D)	137,700	7,519,797
Ensco International PLC, ADR (D)	152,900	7,946,213
National Oilwell Varco, Inc. (D)	119,800	8,589,660
Schlumberger, Ltd. (D)	179,700	13,536,801

		37,592,471
Oil, Gas & Consumable Fuels - 8.93%
Anadarko Petroleum Corp. (D)	132,900	10,800,783
Consol Energy, Inc. (D)	152,400	6,345,936
Exxon Mobil Corp. (D)	138,800	11,165,072

154

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Company (D)(I)	146,500	$5,574,325

		33,886,116

		71,478,587
Financials - 7.11%
Commercial Banks - 3.40%
Fifth Third Bancorp (D)	540,100	6,529,809
Wells Fargo & Company (D)	247,100	6,390,006

		12,919,815
Consumer Finance - 1.89%
Discover Financial Services (D)	301,200	7,174,584
Diversified Financial Services - 1.82%
JPMorgan Chase & Company (D)	222,400	6,887,728

		26,982,127
Health Care - 6.54%
Health Care Equipment & Supplies - 1.85%
Baxter International, Inc. (D)	136,000	7,025,760
Health Care Providers & Services - 4.69%
Aetna, Inc. (D)	264,700	11,069,754
Express Scripts, Inc. (D)(I)	147,100	6,715,115

		17,784,869

		24,810,629
Industrials - 14.23%
Aerospace & Defense - 2.69%
The Boeing Company (D)	148,400	10,193,596
Airlines - 1.30%
United Continental Holdings, Inc. (D)(I)	274,200	4,927,374
Industrial Conglomerates - 4.36%
Danaher Corp. (D)	173,300	8,384,254
General Electric Company (D)	512,100	8,147,511

		16,531,765
Machinery - 3.55%
Caterpillar, Inc. (D)	72,100	7,057,148
Deere & Company (D)	81,100	6,427,175

		13,484,323
Road & Rail - 2.33%
Hertz Global Holdings, Inc. (D)(I)	782,900	8,854,599

		53,991,657
Information Technology - 24.20%
Communications Equipment - 2.49%
Finisar Corp. (D)(I)	241,000	4,444,040
Juniper Networks, Inc. (D)(I)	220,300	5,003,013

		9,447,053
Computers & Peripherals - 9.13%
Apple, Inc. (D)(I)	37,700	14,408,940
Dell, Inc. (D)(I)	457,400	7,208,624
Hewlett-Packard Company (D)	263,500	7,364,825
NetApp, Inc. (D)(I)	153,800	5,664,454

		34,646,843
IT Services - 3.12%
Visa, Inc., Class A (D)	122,300	11,859,431
Semiconductors & Semiconductor Equipment - 4.42%
Broadcom Corp., Class A (D)(I)	175,800	5,334,651
Intel Corp. (D)	458,700	11,426,217

		16,760,868

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 5.04%
Microsoft Corp. (D)	367,200	$9,392,976
Oracle Corp. (D)	310,600	9,737,310

		19,130,286

		91,844,481
Materials - 11.78%
Chemicals - 3.97%
Monsanto Company (D)	103,800	7,624,110
Potash Corp. of Saskatchewan, Inc. (D)	172,000	7,454,480

		15,078,590
Metals & Mining - 5.60%
Allegheny Technologies, Inc. (D)	133,100	6,684,282
Freeport-McMoRan Copper & Gold, Inc. (D)	167,200	6,621,120
United States Steel Corp.	291,300	7,952,490

		21,257,892
Paper & Forest Products - 2.21%
International Paper Company (D)	295,100	8,380,840

		44,717,322
Telecommunication Services - 5.34%
Diversified Telecommunication Services - 5.34%
AT&T, Inc. (D)	353,600	10,247,328
Verizon Communications, Inc. (D)	265,100	10,002,223

		20,249,551

		20,249,551

TOTAL COMMON STOCKS (Cost $399,905,597)		$418,628,899

OPTIONS PURCHASED - 0.11%
Put Options - 0.11%
Over the Counter USD Purchased Options on
SPDR S&P 500 ETF Trust (Expiration
Date: 12/17/2011; Strike Price: $120.00;
Counterparty: Merrill Lynch Pierce) (I)	$307,200	$402,432

TOTAL OPTIONS PURCHASED (Cost $1,093,701)		$402,432

Total Investments (Redwood Fund)
(Cost $400,999,298) - 110.42%		$419,031,331
Other assets and liabilities, net - (10.42%)		(39,548,810)

TOTAL NET ASSETS - 100.00%		$379,482,521

Retirement 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 8.40%
John Hancock Funds II (G) - 8.40%
Index 500, Class NAV (John Hancock) (A)(2)	501,194	$4,681,149
International Equity Index, Class NAV (SSgA)	101,785	1,587,842

155

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Retirement 2010 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
FIXED INCOME - 91.62%
John Hancock Funds II (G) - 91.62%
Total Bond Market,
Class NAV (Declaration) (A)	6,460,156	$68,348,447
Total investments (Retirement 2010 Portfolio)
(Cost $73,249,370) - 100.02%		$74,617,438
Other assets and liabilities, net - (0.02%)		(15,672)

TOTAL NET ASSETS - 100.00%		$74,601,766

Retirement 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 18.04%
John Hancock Funds II (G) - 18.04%
Index 500, Class NAV (John Hancock) (A)(2)	1,540,987	$14,392,813
International Equity Index, Class NAV (SSgA)	308,335	4,810,027
FIXED INCOME - 81.98%
John Hancock Funds II (G) - 81.98%
Total Bond Market,
Class NAV (Declaration) (A)	8,250,060	87,285,637
Total investments (Retirement 2015 Portfolio)
(Cost $105,100,523) - 100.02%		$106,488,477
Other assets and liabilities, net - (0.02%)		(16,222)

TOTAL NET ASSETS - 100.00%		$106,472,255

Retirement 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 40.59%
John Hancock Funds II - 40.59%
Index 500, Class NAV (John Hancock) (A)(2)	4,452,803	$41,589,184
International Equity Index, Class NAV (SSgA)	935,132	14,588,055
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	251,685	4,844,941
Small Cap Index, Class NAV
(John Hancock) (A)(2)	257,640	3,274,600
FIXED INCOME - 59.42%
John Hancock Funds II - 59.42%
Total Bond Market,
Class NAV (Declaration) (A)	8,896,539	94,125,382
Total investments (Retirement 2020 Portfolio)
(Cost $157,529,288) - 100.01%		$158,422,162
Other assets and liabilities, net - (0.01%)		(19,668)

TOTAL NET ASSETS - 100.00%		$158,402,494

Retirement 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 59.08%
John Hancock Funds II - 59.08%
Index 500, Class NAV (John Hancock) (A)(2)	8,031,894	$75,017,886
International Equity Index, Class NAV (SSgA)	1,588,482	24,780,318
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	448,963	8,642,539
Small Cap Index, Class NAV
(John Hancock) (A)(2)	447,164	5,683,453
FIXED INCOME - 40.93%
John Hancock Funds II - 40.93%
Total Bond Market,
Class NAV (Declaration) (A)	7,472,664	79,060,789
Total investments (Retirement 2025 Portfolio)
(Cost $193,194,670) - 100.01%		$193,184,985
Other assets and liabilities, net - (0.01%)		(18,209)

TOTAL NET ASSETS - 100.00%		$193,166,776

Retirement 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 71.10%
John Hancock Funds II (G) - 71.10%
Index 500, Class NAV (John Hancock) (A)(2)	7,039,600	$65,749,865
International Equity Index, Class NAV (SSgA)	1,394,822	21,759,217
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	374,335	7,205,957
Small Cap Index, Class NAV
(John Hancock) (A)(2)	458,661	5,829,577

FIXED INCOME - 28.91%
John Hancock Funds II (G) - 28.91%
Total Bond Market,
Class NAV (Declaration) (A)	3,864,944	40,891,113
Total investments (Retirement 2030 Portfolio)
(Cost $142,358,529) - 100.01%		$141,435,729
Other assets and liabilities, net - (0.01%)		(17,218)

TOTAL NET ASSETS - 100.00%		$141,418,511

Retirement 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 78.11%
John Hancock Funds II - 78.11%
Index 500, Class NAV (John Hancock) (A)(2)	6,193,721	$57,849,359
International Equity Index, Class NAV (SSgA)	1,253,859	19,560,204
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	328,966	6,332,600

156

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Retirement 2035 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Funds II (continued)
Small Cap Index, Class NAV
(John Hancock) (A)(2)	411,853	$5,234,654
FIXED INCOME - 21.91%
John Hancock Funds II - 21.91%
Total Bond Market,
Class NAV (Declaration) (A)	2,358,264	24,950,432
Total investments (Retirement 2035 Portfolio)
(Cost $115,110,858) - 100.02%		$113,927,249
Other assets and liabilities, net - (0.02%)		(18,524)

TOTAL NET ASSETS - 100.00%		$113,908,725

Retirement 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 81.53%
John Hancock Funds II (G) - 81.53%
Index 500, Class NAV (John Hancock) (A)(2)	4,551,642	$42,512,335
International Equity Index, Class NAV (SSgA)	931,589	14,532,782
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	240,928	4,637,854
Small Cap Index, Class NAV
(John Hancock) (A)(2)	305,037	3,877,020
FIXED INCOME - 18.49%
John Hancock Funds II (G) - 18.49%
Total Bond Market,
Class NAV (Declaration) (A)	1,405,489	14,870,074
Total investments (Retirement 2040 Portfolio)
(Cost $81,180,719) - 100.02%		$80,430,065
Other assets and liabilities, net - (0.02%)		(14,995)

TOTAL NET ASSETS - 100.00%		$80,415,070

Retirement 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 82.03%
John Hancock Funds II (G) - 82.03%
Index 500, Class NAV (John Hancock) (A)(2)	3,549,454	$33,151,903
International Equity Index, Class NAV (SSgA)	727,015	11,341,440
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	187,969	3,618,409
Small Cap Index, Class NAV
(John Hancock) (A)(2)	237,826	3,022,766

Retirement 2045 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
FIXED INCOME - 17.99%
John Hancock Funds II (G) - 17.99%
Total Bond Market,
Class NAV (Declaration) (A)	1,060,190	$11,216,809
Total investments (Retirement 2045 Portfolio)
(Cost $63,455,901) - 100.02%		$62,351,327
Other assets and liabilities, net - (0.02%)		(13,356)

TOTAL NET ASSETS - 100.00%		$62,337,971

Retirement 2050 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 82.01%
John Hancock Funds II (G) - 82.01%
Index 500, Class NAV (John Hancock) (A)(2)	1,158,563	$10,820,981
International Equity Index, Class NAV (SSgA)	237,302	3,701,915
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	61,285	1,179,731
Small Cap Index, Class NAV
(John Hancock) (A)(2)	76,894	977,321
Fixed Income - 18.00%
John Hancock Funds II (G) - 18.00%
Total Bond Market,
Class NAV (Declaration) (A)	346,052	3,661,234
Total investments (Retirement 2050 Portfolio)
(Cost $20,331,567) - 100.01%		$20,341,182
Other assets and liabilities, net - (0.01%)		(2,274)

TOTAL NET ASSETS - 100.00%		$20,338,908

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.21%
U.S. Government - 15.52%
U.S. Treasury Notes
0.750%, 08/15/2013	$805,000	$811,886
0.993%, 08/31/2016	1,325,000	1,331,212
1.250%, 09/30/2015	1,840,000	1,883,126
1.375%, 11/30/2015	1,255,000	1,289,513
1.500%, 12/31/2013	6,050,000	6,204,559
1.750%, 03/31/2014	690,000	713,072
2.000%, 04/30/2016	1,250,000	1,315,918
2.125%, 05/31/2015	5,635,000	5,943,167
2.500%, 04/30/2015	2,800,000	2,987,468

		22,479,921
U.S. Government Agency - 79.69%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	1,536,000	1,568,032
2.125%, 09/15/2015	4,260,000	4,396,401
2.375%, 07/22/2015	4,990,000	5,229,884

157

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Agricultural Mortgage Corp. (continued)
3.150%, 06/05/2014	$3,500,000	$3,704,635
3.250%, 08/11/2014	805,000	854,462
5.125%, 04/19/2017 (S)	1,510,000	1,755,020
Federal Farm Credit Bank
1.150%, 09/14/2015	2,045,000	2,045,759
1.370%, 10/11/2016	2,000,000	1,995,452
1.625%, 11/19/2014	1,825,000	1,873,295
2.180%, 11/09/2018	5,185,000	5,147,953
Federal Home Loan Bank
1.125%, 09/15/2015	4,105,000	4,112,044
1.375%, 01/13/2015 to 03/07/2016	4,710,000	4,697,527
1.480%, 03/21/2016	1,850,000	1,844,143
1.550%, 08/24/2016	3,880,000	3,869,361
Federal Home Loan Mortgage Corp.
0.875%, 10/24/2014	1,500,000	1,497,663
1.250%, 12/29/2014	3,176,000	3,187,669
1.300%, 03/01/2016	1,885,000	1,884,380
1.500%, 05/23/2017	3,130,000	3,102,105
4.271%, 09/01/2039 (P)	675,651	715,958
4.500%, 10/01/2024 to 11/01/2024	2,037,023	2,151,950
5.000%, 09/01/2015	1,441,866	1,538,617
Federal National Mortgage Association
0.850%, 09/12/2014	2,045,000	2,039,808
1.250%, 07/18/2014	2,500,000	2,502,150
1.500%, 04/18/2014	4,425,000	4,444,603
2.317%, 09/01/2041 (P)	2,729,734	2,803,438
3.196%, 10/01/2040 (P)	3,241,585	3,353,019
3.287%, 05/01/2041 (P)	945,671	988,402
3.500%, 12/01/2026	2,000,000	2,078,032
3.591%, 07/01/2039 (P)	202,050	211,475
4.265%, 05/01/2034 (P)	213,958	225,114
4.500%, 07/01/2025	1,190,839	1,264,444
4.950%, 04/01/2048 (P)	20,850	22,622
5.500%, 05/01/2034 to 08/01/2040	3,830,266	4,166,454
6.000%, 02/01/2037 to 05/01/2037	2,615,021	2,869,972
6.500%, 11/01/2038 to 01/01/2039	6,437,518	7,138,677
Government National Mortgage Association
3.000%, 07/20/2041 (P)	3,655,414	3,801,536
3.500%, 10/20/2039 to 07/20/2041 (P)	5,230,589	5,529,460
4.000%, 08/20/2039 (P)	837,394	884,497
Tennessee Valley Authority
4.375%, 06/15/2015	4,745,000	5,315,221
4.750%, 08/01/2013	1,460,000	1,562,733
4.875%, 12/15/2016	2,225,000	2,597,218
5.500%, 07/18/2017	2,471,000	2,975,684
6.000%, 03/15/2013	1,342,000	1,439,573

		115,386,442

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $136,720,291)		$137,866,363

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.06%
U.S. Government Agency - 3.06%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA,
4.500%, 08/15/2036	1,189,879	1,272,036
Series 3947, Class PA,
4.500%, 01/15/2041	338,527	367,556
Federal National Mortgage Association,
Series 2010-53, Class MA
4.500%, 09/25/2037	840,753	878,344

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2010-88, Class BA
4.500%, 01/20/2036	$1,808,000	$1,913,699

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,410,302)		$4,431,635

SHORT-TERM INVESTMENTS - 1.23%
Repurchase Agreement - 1.23%
Repurchase Agreement with State Street Corp.
dated 11-30-2011 at 0.010% to be
repurchased at $1,778,000 on 12-01-2011,
collateralized by $1,660,000 U.S. Treasury
Bills, 2.750% due 02/15/2019 (valued at
$1,815,625, including interest).	1,778,000	1,778,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,778,000)		$1,778,000

Total Investments (Short Term Government Income Fund)
(Cost $142,908,593) - 99.50%		$144,075,998
Other assets and liabilities, net - 0.50%		722,818

TOTAL NET ASSETS - 100.00%		$144,798,816

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.76%
Consumer Discretionary - 19.60%
Auto Components - 1.58%
Dana Holding Corp. (I)	77,130	$961,035
Tenneco, Inc. (I)	49,264	1,426,685

		2,387,720
Diversified Consumer Services - 1.30%
Weight Watchers International, Inc. (L)	33,380	1,961,743
Hotels, Restaurants & Leisure - 1.16%
AFC Enterprises, Inc. (I)	32,193	505,430
The Cheesecake Factory, Inc. (I)(L)	43,997	1,247,755

		1,753,185
Household Durables - 1.56%
NVR, Inc. (I)	953	638,367
Tempur-Pedic International, Inc. (I)	31,660	1,728,953

		2,367,320
Internet & Catalog Retail - 1.03%
Shutterfly, Inc. (I)(L)	57,550	1,558,454
Leisure Equipment & Products - 1.28%
Brunswick Corp.	103,862	1,933,910
Media - 1.17%
AMC Networks, Inc. (I)	49,095	1,767,420
Specialty Retail - 6.00%
DSW, Inc., Class A	29,782	1,340,190
Express, Inc.	113,120	2,566,693
GNC Holdings, Inc., Class A (I)	91,940	2,507,204
Rent-A-Center, Inc.	5,900	212,105
Rue21, Inc. (I)(L)	57,420	1,380,377
The Children’s Place Retail Stores, Inc. (I)(L)	20,009	1,077,885

		9,084,454

158

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.52%
Columbia Sportswear Company (L)	17,380	$882,904
Deckers Outdoor Corp. (I)	19,080	2,078,671
Hanesbrands, Inc. (I)	101,498	2,499,896
Steven Madden, Ltd. (I)	38,630	1,377,546

		6,839,017

		29,653,223
Consumer Staples - 2.53%
Food Products - 1.38%
Diamond Foods, Inc. (L)	25,200	699,300
Green Mountain Coffee Roasters, Inc. (I)(L)	26,490	1,388,871

		2,088,171
Personal Products - 1.15%
Elizabeth Arden, Inc. (I)	45,880	1,734,264

		3,822,435
Energy - 8.38%
Energy Equipment & Services - 4.79%
Atwood Oceanics, Inc. (I)	40,575	1,663,575
Gulfmark Offshore, Inc., Class A (I)	37,958	1,701,657
Hornbeck Offshore Services, Inc. (I)(L)	43,513	1,468,129
ION Geophysical Corp. (I)(L)	118,470	688,311
Tidewater, Inc. (L)	34,170	1,722,168

		7,243,840
Oil, Gas & Consumable Fuels - 3.59%
Carrizo Oil & Gas, Inc. (I)	50,990	1,451,175
Rosetta Resources, Inc. (I)(L)	49,410	2,684,939
Whiting Petroleum Corp. (I)	27,790	1,292,513

		5,428,627

		12,672,467
Financials - 4.22%
Capital Markets - 1.03%
Knight Capital Group, Inc., Class A (I)	72,530	916,054
Manning & Napier, Inc. (I)	50,900	646,430

		1,562,484
Commercial Banks - 3.05%
East West Bancorp, Inc.	57,750	1,130,168
Pinnacle Financial Partners, Inc. (I)(L)	53,960	808,860
Signature Bank (I)	31,675	1,850,770
Western Alliance Bancorp (I)	130,300	819,587

		4,609,385
Consumer Finance - 0.14%
Netspend Holdings, Inc. (I)(L)	32,900	207,599

		6,379,468
Health Care - 18.31%
Biotechnology - 4.12%
Ardea Biosciences, Inc. (I)	35,707	667,007
Exelixis, Inc. (I)	89,600	413,056
Immunogen, Inc. (I)	67,700	822,555
Incyte Corp. (I)(L)	66,280	912,676
Ironwood Pharmaceuticals, Inc. (I)	78,980	953,289
Onyx Pharmaceuticals, Inc. (I)	29,960	1,321,236
Seattle Genetics, Inc. (I)(L)	68,760	1,143,479

		6,233,298
Health Care Equipment & Supplies - 5.42%
Gen-Probe, Inc. (I)	46,130	2,905,729
HeartWare International, Inc. (I)(L)	20,430	1,409,670
Insulet Corp. (I)	60,300	1,120,374
NuVasive, Inc. (I)	26,930	371,634

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Tornier BV (I)	39,240	$705,143
Volcano Corp. (I)	21,180	522,511
Zoll Medical Corp. (I)	25,270	1,163,178

		8,198,239
Health Care Providers & Services - 3.29%
Catalyst Health Solutions, Inc. (I)	30,770	1,600,655
Health Net, Inc. (I)	39,900	1,242,486
WellCare Health Plans, Inc. (I)	36,460	2,131,087

		4,974,228
Health Care Technology - 2.97%
Allscripts Healthcare Solutions, Inc. (I)	87,450	1,701,777
SXC Health Solutions Corp. (I)	47,446	2,790,774

		4,492,551
Life Sciences Tools & Services - 1.39%
Parexel International Corp. (I)	71,498	1,433,535
WuXi PharmaTech Cayman, Inc., ADR (I)	55,740	668,880

		2,102,415
Pharmaceuticals - 1.12%
Salix Pharmaceuticals, Ltd. (I)(L)	38,520	1,700,273

		27,701,004
Industrials - 16.80%
Aerospace & Defense - 3.29%
DigitalGlobe, Inc. (I)	107,770	1,605,773
Esterline Technologies Corp. (I)	14,200	764,954
Moog, Inc., Class A (I)	37,170	1,554,449
Teledyne Technologies, Inc. (I)	18,489	1,047,957

		4,973,133
Airlines - 0.74%
Copa Holdings SA, Class A	17,420	1,124,635
Building Products - 1.58%
Owens Corning, Inc. (I)	46,980	1,348,326
Trex Company, Inc. (I)(L)	47,016	1,049,867

		2,398,193
Commercial Services & Supplies - 3.31%
Corrections Corp. of America (I)	112,008	2,352,168
SYKES Enterprises, Inc. (I)	95,944	1,562,928
The Geo Group, Inc. (I)(L)	61,990	1,097,223

		5,012,319
Construction & Engineering - 1.05%
AECOM Technology Corp. (I)	39,930	856,499
Foster Wheeler AG (I)	39,190	726,975

		1,583,474
Machinery - 0.69%
Meritor, Inc. (I)(L)	114,296	680,061
Navistar International Corp. (I)	6,880	256,142
Sauer-Danfoss, Inc. (I)	2,700	101,493

		1,037,696
Professional Services - 2.22%
The Advisory Board Company (I)	46,480	3,364,222
Road & Rail - 2.68%
J.B. Hunt Transport Services, Inc.	38,615	1,765,478
Old Dominion Freight Line, Inc. (I)	34,540	1,340,497
Swift Transporation Company (I)	111,510	950,065

		4,056,040

159

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.24%
United Rentals, Inc. (I)(L)	66,510	$1,871,591

		25,421,303
Information Technology - 25.76%
Communications Equipment - 3.21%
Acme Packet, Inc. (I)(L)	26,665	891,411
Aruba Networks, Inc. (I)(L)	72,255	1,524,581
Finisar Corp. (I)	50,550	932,142
Ixia (I)(L)	103,370	1,137,070
Polycom, Inc. (I)	21,910	370,279

		4,855,483
Electronic Equipment, Instruments & Components - 2.85%
Fabrinet (I)	22,000	312,180
Invensense, Inc. (I)	13,000	146,380
Jabil Circuit, Inc.	150,810	3,056,919
Universal Display Corp. (I)(L)	20,640	804,134

		4,319,613
Internet Software & Services - 3.39%
Dice Holdings, Inc. (I)	48,680	378,244
IAC/InterActiveCorp (L)	65,500	2,743,140
Liquidity Services, Inc. (I)	16,423	559,367
LivePerson, Inc. (I)	114,953	1,446,109

		5,126,860
IT Services - 4.22%
Forrester Research, Inc.	8,682	281,036
Sapient Corp. (L)	210,990	2,590,957
Syntel, Inc.	34,270	1,639,477
VeriFone Systems, Inc. (I)	42,730	1,873,711

		6,385,181
Semiconductors & Semiconductor Equipment - 4.37%
Applied Micro Circuits Corp. (I)(L)	100,579	750,319
Cavium Inc. (I)	25,220	823,181
Cypress Semiconductor Corp. (I)	78,150	1,490,321
Lattice Semiconductor Corp. (I)	171,100	1,178,879
Mindspeed Technologies, Inc. (I)	95,730	493,010
Skyworks Solutions, Inc. (I)	115,250	1,879,728

		6,615,438
Software - 7.72%
Ariba, Inc. (I)	54,070	1,641,025
BroadSoft, Inc. (I)(L)	42,800	1,501,424
Cadence Design Systems, Inc. (I)	339,790	3,717,303
Concur Technologies, Inc. (I)(L)	34,430	1,626,129
MicroStrategy, Inc., Class A (I)	11,670	1,436,927
Parametric Technology Corp. (I)	25,000	520,750
QLIK Technologies, Inc. (I)	24,220	662,901
RealPage, Inc. (I)	22,812	570,984

		11,677,443

		38,980,018
Materials - 1.16%
Chemicals - 1.16%
Methanex Corp.	72,100	1,762,845

TOTAL COMMON STOCKS (Cost $132,563,207)		$146,392,763

INVESTMENT COMPANIES - 3.00%
iShares Russell 2000 Growth Index Fund (L)	53,540	4,534,838

TOTAL INVESTMENT COMPANIES (Cost $4,528,017)		$4,534,838

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 16.77%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	2,535,947	$25,377,472

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,371,889)		$25,377,472

SHORT-TERM INVESTMENTS - 2.38%
Repurchase Agreement - 2.38%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2011 at 0.140% to
be repurchased at $3,600,014 on
12/01/2011, collateralized by $3,658,712
Government National Mortgage Association,
5.000% due 08/15/2039 (valued at
$3,672,001, including interest)	$3,600,000	$3,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,600,000)		$3,600,000

Total Investments (Small Cap Growth Fund)
(Cost $166,063,113) - 118.91%		$179,905,073
Other assets and liabilities, net - (18.91%)		(28,605,369)

TOTAL NET ASSETS - 100.00%		$151,299,704

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.60%
Consumer Discretionary - 12.32%
Auto Components - 0.73%
American Axle &
Manufacturing Holdings, Inc. (I)	5,657	$49,612
Amerigon, Inc. (I)	1,948	30,545
Cooper Tire & Rubber Company	5,235	70,149
Dana Holding Corp. (I)	12,309	153,370
Dorman Products, Inc. (I)	919	35,547
Drew Industries, Inc.	1,614	35,024
Exide Technologies (I)	6,703	18,500
Fuel Systems Solutions, Inc. (I)	1,451	25,828
Modine Manufacturing Company (I)	3,993	38,652
Motorcar Parts of America, Inc. (I)	1,247	9,265
Spartan Motors, Inc.	3,038	15,190
Standard Motor Products, Inc.	1,695	33,103
Stoneridge, Inc. (I)	2,337	19,210
Superior Industries International, Inc.	2,024	32,951
Tenneco, Inc. (I)	5,095	147,551

		714,497
Automobiles - 0.02%
Winnebago Industries, Inc. (I)	2,564	16,512
Distributors - 0.19%
Core-Mark Holding Company, Inc.	1,007	38,830
Pool Corp. (L)	4,068	124,074
Voxx International Corp. (I)	1,732	12,540
Weyco Group, Inc.	630	15,536

		190,980
Diversified Consumer Services - 1.16%
American Public Education, Inc. (I)(L)	1,532	58,706
Archipelago Learning, Inc. (I)	1,246	13,083
Ascent Media Corp., Class A (I)	1,244	57,883
Bridgepoint Education, Inc. (I)(L)	1,508	33,176
Capella Education Company (I)(L)	1,238	42,092
Coinstar, Inc. (I)(L)	2,636	112,531

160

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Corinthian Colleges, Inc. (I)(L)	6,898	$18,142
Grand Canyon Education, Inc. (I)	2,458	37,976
Hillenbrand, Inc.	5,298	120,424
K12, Inc. (I)	2,199	54,909
Lincoln Educational Services Corp.	2,023	14,869
Mac-Gray Corp.	1,137	14,042
Matthews International Corp., Class A	2,514	83,389
Regis Corp.	4,873	79,040
Sotheby’s	5,681	178,440
Steiner Leisure, Ltd. (I)	1,268	59,596
Stewart Enterprises, Inc., Class A (L)	6,665	41,456
Strayer Education, Inc. (L)	1,035	100,664
Universal Technical Institute, Inc. (I)	1,851	23,656

		1,144,074
Hotels, Restaurants & Leisure - 2.57%
AFC Enterprises, Inc. (I)	2,167	34,022
Ambassadors Group, Inc.	1,787	8,024
Ameristar Casinos, Inc.	2,737	47,898
Benihana, Inc. (I)	1,293	13,227
Biglari Holdings, Inc. (I)	103	35,413
BJ’s Restaurants, Inc. (I)(L)	2,022	97,218
Bob Evans Farms, Inc.	2,572	86,111
Boyd Gaming Corp. (I)	4,597	30,800
Bravo Brio Restaurant Group, Inc. (I)	1,663	28,653
Buffalo Wild Wings, Inc. (I)	1,535	98,977
Caribou Coffee Company, Inc. (I)	1,113	15,037
Carrols Restaurant Group, Inc. (I)	1,228	12,882
CEC Entertainment, Inc.	1,699	57,222
Churchill Downs, Inc.	1,088	52,812
Cracker Barrel Old Country Store, Inc.	1,942	92,362
Denny’s Corp. (I)	8,610	29,274
DineEquity, Inc. (I)	1,309	61,628
Domino’s Pizza, Inc. (I)	4,886	160,945
Gaylord Entertainment Company (I)	2,964	62,896
International Speedway Corp., Class A	2,511	61,771
Interval Leisure Group, Inc. (I)	3,452	48,363
Isle of Capri Casinos, Inc. (I)	1,893	9,332
Jack in the Box, Inc. (I)(L)	3,935	80,668
Jamba, Inc. (I)	6,432	9,326
Krispy Kreme Doughnuts, Inc. (I)	4,920	36,998
Life Time Fitness, Inc. (I)	3,550	144,592
Marcus Corp.	1,779	21,793
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	1,289	11,214
Monarch Casino & Resort, Inc. (I)	886	8,497
Morgans Hotel Group Company (I)	2,173	13,494
Multimedia Games
Holding Company, Inc. (I)(L)	2,427	17,960
O’Charley’s, Inc. (I)	1,749	11,264
Orient Express Hotels, Ltd., Class A (I)	7,914	56,902
P.F. Chang’s China Bistro, Inc.	1,933	58,628
Papa John’s International, Inc. (I)	1,693	64,165
Peet’s Coffee & Tea, Inc. (I)(L)	1,077	62,595
Pinnacle Entertainment, Inc. (I)	5,190	54,858
Red Lion Hotels Corp. (I)	1,591	11,137
Red Robin Gourmet Burgers, Inc. (I)	1,105	29,371
Ruby Tuesday, Inc. (I)	5,500	40,315
Ruth’s Hospitality Group, Inc. (I)	3,218	15,961
Scientific Games Corp., Class A (I)	5,011	43,095
Shuffle Master, Inc. (I)	4,647	51,535
Six Flags Entertainment Corp.	3,483	132,354
Sonic Corp. (I)	5,334	37,658
Speedway Motorsports, Inc.	1,169	16,343
Texas Roadhouse, Inc., Class A	5,322	71,262

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
The Cheesecake Factory, Inc. (I)(L)	4,837	$137,177
Town Sports International Holdings, Inc. (I)	1,872	13,609
Vail Resorts, Inc.	3,022	134,479

		2,532,117
Household Durables - 0.74%
American Greetings Corp., Class A (L)	3,424	58,174
Beazer Homes USA, Inc. (I)(L)	6,741	14,493
Blyth, Inc.	446	29,356
Cavco Industries, Inc. (I)	605	24,617
CSS Industries, Inc.	763	16,214
Ethan Allen Interiors, Inc.	2,048	41,574
Helen of Troy, Ltd. (I)	2,582	77,124
Hovnanian Enterprises, Inc., Class A (I)(L)	5,795	8,171
iRobot Corp. (I)	2,005	63,659
KB Home (L)	6,580	48,363
La-Z-Boy, Inc. (I)	4,377	43,332
Libbey, Inc. (I)	1,797	21,834
Lifetime Brands, Inc.	877	10,454
M/I Homes, Inc. (I)	1,713	15,486
MDC Holdings, Inc.	3,168	56,549
Meritage Homes Corp. (I)	2,357	51,430
Ryland Group, Inc.	3,781	56,866
Sealy Corp. (I)	3,032	6,034
Skullcandy, Inc. (I)	842	12,478
Standard Pacific Corp. (I)	8,923	28,375
Universal Electronics, Inc. (I)	1,380	22,522
Zagg, Inc. (I)	1,880	21,620

		728,725
Internet & Catalog Retail - 0.31%
Blue Nile, Inc. (I)(L)	1,104	41,941
HSN, Inc.	3,369	120,610
NutriSystem, Inc.	2,411	28,064
Overstock.com, Inc. (I)	1,110	9,169
PetMed Express, Inc.	2,012	18,752
Shutterfly, Inc. (I)(L)	2,506	67,862
US Auto Parts Network, Inc. (I)	1,538	6,321
ValueVision Media, Inc. (I)	3,748	7,121

		299,840
Leisure Equipment & Products - 0.39%
Arctic Cat, Inc. (I)	1,041	20,695
Black Diamond, Inc. (I)	1,339	10,190
Brunswick Corp.	7,476	139,203
Callaway Golf Company	5,750	32,488
Eastman Kodak Company (I)(L)	23,114	24,963
Jakks Pacific, Inc. (L)	2,356	44,976
Leapfrog Enterprises, Inc. (I)	3,706	20,161
Smith & Wesson Holding Corp. (I)	5,514	16,983
Steinway Musical Instruments, Inc. (I)	604	16,393
Sturm Ruger & Company, Inc.	1,597	51,360
Summer Infant, Inc. (I)	1,384	9,494

		386,906
Media - 1.24%
AH Belo Corp.	1,792	7,401
Arbitron, Inc.	2,285	85,939
Belo Corp., Class A	7,851	45,928
Central European
Media Enterprises, Ltd. (I)(L)	3,119	26,293
Cinemark Holdings, Inc.	7,721	151,254
Cumulus Media, Inc., Class A (I)	3,306	10,050
Digital Generation, Inc. (I)(L)	2,342	27,167
Entercom Communications Corp., Class A (I)	2,221	12,349
Entravision Communications Corp., Class A	4,813	7,556

161

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
EW Scripps Company (I)	2,944	$25,024
Fisher Communications, Inc. (I)	802	23,980
Gray Television, Inc. (I)	4,522	7,687
Harte-Hanks, Inc.	3,806	34,635
Interclick, Inc. (I)	1,867	16,859
Journal Communications, Inc., Class A (I)	3,854	16,187
Knology, Inc. (I)	2,584	36,822
LIN TV Corp., Class A (I)	2,011	6,858
Lions Gate Entertainment Corp. (I)	3,721	32,708
Live Nation Entertainment, Inc. (I)	11,812	102,056
Martha Stewart Living
Omnimedia, Inc., Class A	2,577	7,679
MDC Partners, Inc., Class A (L)	2,166	31,407
Meredith Corp. (L)	3,037	88,073
National CineMedia, Inc.	4,739	61,797
Nexstar Broadcasting Group, Inc. (I)	1,013	8,053
Outdoor Channel Holdings, Inc.	1,364	9,534
ReachLocal, Inc. (I)	940	7,614
Rentrak Corp. (I)	910	12,786
Saga Communications, Inc., Class A (I)	333	11,755
Scholastic Corp.	2,256	61,070
Sinclair Broadcast Group, Inc., Class A	4,343	44,907
The McClatchy Company, Class A (I)	5,260	6,154
The New York Times Company, Class A (I)(L)	11,574	84,259
Valassis Communications, Inc. (I)(L)	4,142	79,568
World Wrestling
Entertainment, Inc., Class A (L)	2,468	23,742

		1,215,151
Multiline Retail - 0.24%
99 Cents Only Stores (I)(L)	3,916	85,565
Fred’s, Inc., Class A	3,379	45,481
Saks, Inc. (I)(L)	9,757	92,887
Tuesday Morning Corp. (I)	3,984	12,908

		236,841
Specialty Retail - 3.26%
Aeropostale, Inc. (I)	6,811	105,639
Americas Car-Mart, Inc. (I)	753	27,063
ANN, Inc. (I)	4,389	102,966
Asbury Automotive Group, Inc. (I)	2,442	48,156
Ascena Retail Group, Inc. (I)	5,296	145,746
Barnes & Noble, Inc. (L)	2,469	43,059
Bebe Stores, Inc.	3,311	24,369
Big 5 Sporting Goods Corp.	1,976	18,021
Body Central Corp. (I)	1,029	22,000
Brown Shoe Company, Inc. (L)	3,562	29,885
Build-A-Bear Workshop, Inc. (I)	1,073	8,573
Cabela’s, Inc. (I)	3,647	85,960
Casual Male Retail Group, Inc. (I)	3,878	12,526
Charming Shoppes, Inc. (I)	9,865	38,276
Christopher & Banks Corp.	3,452	9,873
Citi Trends, Inc. (I)	1,399	12,409
Coldwater Creek, Inc. (I)	5,554	4,796
Collective Brands, Inc. (I)	5,203	72,582
Conn’s, Inc. (I)	1,262	14,235
Cost Plus, Inc. (I)	1,723	13,939
Destination Maternity Corp.	987	14,460
Express, Inc.	4,626	104,964
Francesca’s Holdings Corp. (I)	827	13,646
Genesco, Inc. (I)(L)	1,992	117,628
GNC Holdings, Inc., Class A (I)	1,888	51,486
Group 1 Automotive, Inc.	2,024	99,399
Haverty Furniture Companies, Inc.	1,698	20,529
hhgregg, Inc. (I)(L)	1,552	24,584

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Hibbett Sports, Inc. (I)	2,316	$105,401
HOT Topic, Inc.	3,857	27,385
Jos A. Bank Clothiers, Inc. (I)(L)	2,328	114,724
Kirkland’s, Inc. (I)	1,486	18,530
Lithia Motors, Inc., Class A	1,863	41,377
Lumber Liquidators Holdings, Inc. (I)(L)	1,990	33,711
MarineMax, Inc. (I)	2,115	13,473
Monro Muffler Brake, Inc. (L)	2,580	103,587
New York & Company, Inc. (I)	2,552	6,839
Office Depot, Inc. (I)	23,453	52,769
OfficeMax, Inc. (I)	7,357	34,210
Penske Automotive Group, Inc.	3,765	76,392
PEP Boys - Manny, Moe & Jack	4,439	50,427
Pier 1 Imports, Inc. (I)	8,230	111,846
Rent-A-Center, Inc.	5,359	192,656
Rue21, Inc. (I)	1,299	31,228
Select Comfort Corp. (I)	4,668	86,498
Shoe Carnival, Inc. (I)	808	19,214
Sonic Automotive, Inc. (L)	3,376	49,864
Stage Stores, Inc.	2,647	33,193
Stein Mart, Inc.	2,449	16,090
Systemax, Inc. (I)	962	14,141
Talbots, Inc. (I)(L)	6,320	12,577
Teavana Holdings, Inc. (I)	590	11,782
The Buckle, Inc. (L)	2,255	90,110
The Cato Corp., Class A	2,338	59,829
The Children’s Place Retail Stores, Inc. (I)(L)	2,203	118,676
The Finish Line, Inc., Class A	4,377	92,267
The Men’s Wearhouse, Inc.	4,328	120,448
The Wet Seal, Inc., Class A (I)	7,811	26,948
Vitamin Shoppe, Inc. (I)	2,096	77,154
West Marine, Inc. (I)	1,433	13,986
Winmark Corp.	233	12,792
Zale Corp. (I)	2,910	10,010
Zumiez, Inc. (I)(L)	1,810	42,589

		3,209,492
Textiles, Apparel & Luxury Goods - 1.47%
Carter’s, Inc. (I)	4,123	163,972
Cherokee, Inc.	887	11,425
Columbia Sportswear Company (L)	1,029	52,273
Crocs, Inc. (I)	7,204	111,734
Delta Apparel, Inc. (I)	715	12,870
G-III Apparel Group, Ltd. (I)	1,398	25,765
Iconix Brand Group, Inc. (I)	6,170	106,494
K-Swiss, Inc., Class A (I)(L)	2,675	7,597
Liz Claiborne, Inc. (I)(L)	8,007	66,218
Maidenform Brands, Inc. (I)	2,026	37,359
Movado Group, Inc.	1,525	23,988
Oxford Industries, Inc.	1,074	40,737
Perry Ellis International, Inc. (I)	1,112	15,902
Quiksilver, Inc. (I)(L)	11,030	34,083
RG Barry Corp.	435	5,655
Skechers U.S.A., Inc., Class A (I)	3,176	42,749
Steven Madden, Ltd. (I)	3,191	113,791
The Jones Group, Inc.	7,362	79,878
The Warnaco Group, Inc. (I)	3,701	187,604
True Religion Apparel, Inc. (I)	2,187	76,982
Unifi, Inc. (I)	1,321	10,304
Vera Bradley, Inc. (I)(L)	1,665	63,936
Wolverine World Wide, Inc.	4,178	153,918

		1,445,234

		12,120,369

162

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 3.40%
Beverages - 0.19%
Boston Beer Company, Inc. (I)(L)	711	$71,036
Central European Distribution Corp. (I)(L)	6,364	29,211
Coca-Cola Bottling Company Consolidated	421	23,576
Heckmann Corp. (I)(L)	7,790	45,572
National Beverage Corp.	951	15,901

		185,296
Food & Staples Retailing - 1.06%
Casey’s General Stores, Inc.	3,197	170,656
Ingles Markets, Inc.	1,286	19,830
Nash Finch Company	1,082	30,026
Pricesmart, Inc.	1,508	102,318
Rite Aid Corp. (I)	47,886	58,421
Ruddick Corp.	4,129	164,541
Spartan Stores, Inc.	1,961	35,357
Susser Holdings Corp. (I)	736	16,913
The Andersons, Inc.	1,574	69,712
The Chefs’ Warehouse Inc. (I)	949	12,698
The Fresh Market, Inc. (I)	2,369	92,936
The Pantry, Inc. (I)	2,035	25,173
United Natural Foods, Inc. (I)	4,093	156,885
Village Super Market, Inc.	612	18,776
Weis Markets, Inc.	956	38,164
Winn-Dixie Stores, Inc. (I)	4,827	26,693

		1,039,099
Food Products - 1.33%
B&G Foods, Inc.	4,049	89,847
Cal-Maine Foods, Inc.	1,236	41,851
Calavo Growers, Inc.	1,072	28,472
Chiquita Brands International, Inc. (I)	3,864	32,110
Darling International, Inc. (I)	9,875	141,904
Diamond Foods, Inc. (L)	1,862	51,671
Dole Food Company, Inc. (I)(L)	3,075	25,984
Fresh Del Monte Produce, Inc.	3,053	76,600
Imperial Sugar Company	1,145	5,061
J & J Snack Foods Corp.	1,234	64,020
Lancaster Colony Corp. (L)	1,579	111,162
Limoneira Company	766	13,007
Omega Protein Corp. (I)	1,756	14,803
Pilgrim’s Pride Corp. (I)	4,348	24,958
Sanderson Farms, Inc. (L)	1,877	96,609
Seneca Foods Corp., Class A (I)	889	20,198
Smart Balance, Inc. (I)	5,172	27,463
Snyders-Lance, Inc.	4,024	85,027
The Hain Celestial Group, Inc. (I)	3,032	113,215
Tootsie Roll Industries, Inc. (L)	2,050	49,426
TreeHouse Foods, Inc. (I)	2,995	197,460

		1,310,848
Household Products - 0.14%
Central Garden & Pet Company, Class A (I)	4,048	35,946
Spectrum Brands Holdings, Inc. (I)	1,440	40,349
WD-40 Company	1,377	57,022

		133,317
Personal Products - 0.47%
Elizabeth Arden, Inc. (I)	2,067	78,133
Inter Parfums, Inc.	1,400	23,996
Medifast, Inc. (I)(L)	1,194	16,609
Nature’s Sunshine Products, Inc. (I)	996	17,589
Nu Skin Enterprises, Inc., Class A (L)	4,594	219,318
Nutraceutical International Corp. (I)	1,006	11,770
Prestige Brands Holdings, Inc. (I)	4,286	42,346
Revlon, Inc. (I)	963	14,859

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Schiff Nutrition International, Inc. (I)	1,129	$13,424
Synutra International, Inc. (I)(L)	1,647	9,338
USANA Health Sciences, Inc. (I)(L)	583	19,904

		467,286
Tobacco - 0.21%
Alliance One International, Inc. (I)	7,857	22,000
Star Scientific, Inc. (I)(L)	8,968	23,676
Universal Corp.	1,939	91,870
Vector Group, Ltd. (L)	4,109	74,209

		211,755

		3,347,601
Energy - 6.62%
Energy Equipment & Services - 2.09%
Basic Energy Services, Inc. (I)	2,040	38,434
Bristow Group, Inc.	3,068	141,312
C&J Energy Services, Inc. (I)(L)	993	19,503
Cal Dive International, Inc. (I)	8,361	19,732
Complete Production Services, Inc. (I)	6,646	231,746
Dawson Geophysical Company (I)	715	24,939
Dril-Quip, Inc. (I)	2,892	205,708
Exterran Holdings, Inc. (I)(L)	5,479	62,789
Global Geophysical Services, Inc. (I)	1,656	11,526
Global Industries, Ltd. (I)	8,568	68,373
Gulf Islands Fabrication, Inc.	1,242	35,310
Gulfmark Offshore, Inc., Class A (I)	2,014	90,288
Helix Energy Solutions Group, Inc. (I)	8,925	158,330
Hercules Offshore, Inc. (I)(L)	9,848	38,309
Hornbeck Offshore Services, Inc. (I)	1,935	65,287
ION Geophysical Corp. (I)(L)	11,052	64,212
Key Energy Services, Inc. (I)	10,500	158,550
Lufkin Industries, Inc.	2,569	180,036
Matrix Service Company (I)	2,315	21,668
Mitcham Industries, Inc. (I)	1,085	15,884
Natural Gas Services Group, Inc. (I)	1,185	16,246
Newpark Resources, Inc. (I)	7,640	68,454
OYO Geospace Corp. (I)	367	33,390
Parker Drilling Company (I)	9,859	68,619
PHI, Inc. (I)	1,152	27,556
Pioneer Drilling Company (I)	5,240	57,535
Tesco Corp. (I)	2,578	34,365
Tetra Technologies, Inc. (I)	6,544	60,074
Union Drilling, Inc. (I)	1,431	10,475
Vantage Drilling Company (I)	15,600	18,720
Willbros Group, Inc. (I)	3,505	13,564

		2,060,934
Oil, Gas & Consumable Fuels - 4.53%
Abraxas Petroleum Corp. (I)(L)	7,105	25,649
Alon USA Energy, Inc.	663	5,669
Amyris, Inc. (I)(L)	1,571	17,705
Apco Oil and Gas International, Inc.	773	61,415
Approach Resources, Inc. (I)	1,896	59,307
ATP Oil & Gas Corp. (I)(L)	3,871	28,413
Berry Petroleum Company, Class A	4,345	190,659
Bill Barrett Corp. (I)	3,973	154,947
BPZ Resources, Inc. (I)(L)	8,848	28,225
Callon Petroleum Company (I)	3,470	18,634
Carrizo Oil & Gas, Inc. (I)(L)	3,302	93,975
Cheniere Energy, Inc. (I)(L)	6,999	70,690
Clayton Williams Energy, Inc. (I)	506	37,424
Clean Energy Fuels Corp. (I)(L)	4,245	55,610
Cloud Peak Energy, Inc. (I)	5,115	109,308
Comstock Resources, Inc. (I)	4,045	67,268

163

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Contango Oil & Gas Company (I)	1,043	$65,709
Crosstex Energy, Inc.	3,475	41,596
CVR Energy, Inc. (I)	7,387	134,443
Delek US Holdings, Inc.	1,229	13,507
DHT Holdings, Inc. (L)	6,438	5,279
Endeavour International Corp. (I)(L)	3,254	22,485
Energy Partners, Ltd. (I)	2,438	33,693
Energy XXI Bermuda, Ltd. (I)	6,344	199,455
Evolution Petroleum Corp. (I)	1,647	12,023
Frontline, Ltd. (L)	4,473	13,866
FX Energy, Inc. (I)	4,551	21,708
Gastar Exploration, Ltd. (I)	5,160	16,512
Georesources, Inc. (I)	1,698	48,410
GMX Resources, Inc. (I)(L)	5,554	7,331
Golar LNG, Ltd.	3,342	145,711
Goodrich Petroleum Corp. (I)(L)	2,218	32,338
Green Plains Renewable Energy, Inc. (I)	1,818	19,162
Gulfport Energy Corp. (I)	3,524	111,887
Harvest Natural Resources, Inc. (I)(L)	2,920	26,718
Houston American Energy Corp. (L)	1,429	20,020
Hyperdynamics Corp. (I)(L)	13,129	48,315
James River Coal Company (I)(L)	3,034	25,152
KiOR, Inc., Class A (I)(L)	930	16,349
Knightsbridge Tankers, Ltd. (L)	1,971	30,728
Kodiak Oil & Gas Corp. (I)(L)	17,604	156,324
Magnum Hunter Resources Corp. (I)(L)	9,450	45,455
McMoRan Exploration Company (I)(L)	8,310	132,794
Miller Energy Resources, Inc. (I)(L)	2,822	8,607
Nordic American Tanker Shipping, Ltd. (L)	4,024	50,421
Northern Oil and Gas, Inc. (I)(L)	5,325	130,409
Oasis Petroleum, Inc. (I)(L)	4,992	152,106
Overseas Shipholding Group, Inc. (L)	2,346	24,750
Panhandle Oil and Gas, Inc.	663	22,363
Patriot Coal Corp. (I)	7,704	80,199
Penn Virginia Corp. (L)	4,098	21,719
Petroleum Development Corp. (I)	1,998	67,033
Petroquest Energy, Inc. (I)	4,773	32,791
Rentech, Inc. (I)	17,763	26,467
Resolute Energy Corp. (I)(L)	4,001	54,214
REX American Resources Corp (I)	661	12,149
Rex Energy Corp. (I)	2,947	47,594
Rosetta Resources, Inc. (I)	4,468	242,791
Scorpio Tankers, Inc. (I)	2,347	15,631
SemGroup Corp., Class A (I)	3,538	99,595
Ship Finance International, Ltd. (L)	3,795	37,988
Solazyme, Inc. (I)	985	11,495
Stone Energy Corp. (I)	4,143	117,205
Swift Energy Company (I)	3,581	105,246
Syntroleum Corp. (I)	7,886	7,807
Targa Resources Corp.	1,410	48,744
Teekay Tankers, Ltd., Class A (L)	3,809	14,474
Triangle Petroleum Corp. (I)(L)	3,727	21,430
Ur-Energy, Inc. (I)(L)	9,306	10,144
Uranerz Energy Corp. (I)(L)	5,749	11,096
Uranium Energy Corp. (I)(L)	6,397	19,511
Uranium Resources, Inc. (I)(L)	8,237	8,566
USEC, Inc. (I)	10,145	14,304
Vaalco Energy, Inc. (I)	4,358	27,455
Venoco, Inc. (I)	2,588	24,120
Voyager Oil & Gas, Inc. (I)	4,438	11,317
W&T Offshore, Inc.	2,926	58,579
Warren Resources, Inc. (I)	6,417	18,288
Western Refining, Inc. (I)(L)	4,442	52,815
Westmoreland Coal Company (I)	972	9,963
World Fuel Services Corp.	5,955	255,291

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Zion Oil & Gas, Inc. (I)	3,087	$8,119

		4,454,664

		6,515,598
Financials - 20.48%
Capital Markets - 1.88%
Apollo Investment Corp.	16,372	118,042
Arlington Asset Investment Corp.	605	12,064
Artio Global Investors, Inc. (L)	2,786	16,326
BGC Partners, Inc., Class A	6,393	40,404
BlackRock Kelso Capital Corp.	6,172	53,696
Calamos Asset Management, Inc.	1,681	19,886
Capital Southwest Corp.	264	22,699
Cohen & Steers, Inc. (L)	1,498	40,776
Cowen Group, Inc., Class A (I)	6,033	14,841
Diamond Hill Investment Group, Inc.	251	18,920
Duff & Phelps Corp.	2,599	38,413
Edelman Financial Group, Inc.	2,011	13,675
Epoch Holding Corp.	1,256	30,558
Evercore Partners, Inc., Class A	1,765	48,873
FBR Capital Markets Corp. (I)	4,978	9,408
Fifth Street Finance Corp.	6,070	59,365
Financial Engines, Inc. (I)	3,246	71,315
FXCM, Inc.	1,557	15,695
GAMCO Investors, Inc., Class A	590	27,854
GFI Group, Inc.	5,998	25,492
Gladstone Capital Corp. (L)	2,067	15,503
Gladstone Investment Corp.	2,246	16,912
Gleacher & Company, Inc. (I)	7,555	9,746
Harris & Harris Group, Inc. (I)	3,049	10,915
Hercules Technology Growth Capital, Inc.	3,799	35,863
HFF, Inc. (I)	2,468	27,691
ICG Group, Inc. (I)	3,235	27,853
International FCStone, Inc. (I)	1,163	28,947
Investment Technology Group, Inc. (I)	3,498	37,254
JMP Group, Inc.	1,557	11,039
KBW, Inc.	3,102	42,280
Knight Capital Group, Inc., Class A (I)	8,447	106,686
Kohlberg Capital Corp.	1,966	12,405
Ladenburg Thalmann
Financial Services, Inc. (I)	9,232	21,695
Main Street Capital Corp.	1,775	34,630
MCG Capital Corp.	6,684	29,543
Medallion Financial Corp.	1,402	16,488
Medley Capital Corp.	1,084	10,385
MF Global Holdings, Ltd. (I)	14,046	1,854
MVC Capital, Inc.	2,141	27,469
NGP Capital Resources Company	2,142	15,894
Oppenheimer Holdings, Inc., Class A	956	14,780
PennantPark Investment Corp.	3,888	41,213
Piper Jaffray Companies (I)	1,356	28,069
Prospect Capital Corp.	9,135	84,773
Safeguard Scientifics, Inc. (I)	1,806	30,431
Solar Capital Ltd.	3,119	71,799
Solar Senior Capital, Ltd.	791	12,458
Stifel Financial Corp. (I)	4,516	143,157
SWS Group, Inc.	2,686	17,244
Teton Advisors, Inc., Class A	20	321
TICC Capital Corp.	2,845	25,264
Triangle Capital Corp.	1,939	35,115
Virtus Investment Partners, Inc. (I)	464	35,213
Walter Investment Management Corp.	2,165	48,409
Westwood Holdings Group, Inc.	583	22,171

		1,849,771

164

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 5.80%
1st Source Corp.	1,286	$32,291
1st United Bancorp, Inc. (I)	2,744	15,119
Alliance Financial Corp.	522	15,472
Ameris Bancorp (I)(L)	2,172	21,720
Ames National Corp.	651	10,540
Arrow Financial Corp.	983	23,258
BancFirst Corp.	579	21,498
Banco Latinoamericano de
Comercio Exterior SA	2,376	38,871
Bancorp Rhode Island, Inc.	393	17,001
Bancorp, Inc. (I)	2,633	21,064
BancorpSouth, Inc.	7,045	69,041
Bank of Marin Bancorp	559	20,638
Bank of the Ozarks, Inc. (L)	2,364	67,019
Banner Corp.	1,445	23,380
BBCN Bancorp, Inc.	3,268	30,621
Boston Private Financial Holdings, Inc. (L)	6,461	50,202
Bridge Bancorp, Inc.	761	14,695
Bryn Mawr Bank Corp.	1,055	19,528
Camden National Corp.	739	21,904
Cardinal Financial Corp.	2,599	27,783
Cathay General Bancorp	6,634	92,014
Center Financial Corp. (I)	3,164	23,319
Centerstate Banks, Inc.	2,914	16,435
Central Pacific Financial Corp. (I)	1,354	18,035
Chemical Financial Corp.	2,328	47,864
Citizens & Northern Corp.	1,099	18,694
City Holding Company	1,296	42,198
CNB Financial Corp.	1,287	20,335
CoBiz Financial, Inc.	3,084	16,438
Columbia Banking System, Inc.	3,363	60,534
Community Bank Systems, Inc.	3,101	81,928
Community Trust Bancorp, Inc.	1,196	33,715
CVB Financial Corp.	7,536	74,079
Eagle Bancorp, Inc. (I)	1,552	23,032
Enterprise Financial Services Corp.	1,438	20,765
Financial Institutions, Inc.	1,238	20,613
First Bancorp, Inc.	779	11,311
First Bancorp/Troy NC	1,390	16,374
First Busey Corp.	6,671	35,089
First Commonwealth Financial Corp.	8,880	41,292
First Community Bancshares, Inc.	1,487	18,439
First Connecticut Bancorp, Inc.	1,648	20,847
First Financial Bancorp	4,920	78,130
First Financial Bankshares, Inc. (L)	2,659	87,747
First Financial Corp./Indiana	964	32,092
First Interstate Bancsystem, Inc.	1,493	17,588
First Merchants Corp.	2,392	19,375
First Midwest Bancorp, Inc.	6,357	60,392
First of Long Island Corp.	761	19,748
FirstMerit Corp.	9,181	134,134
FNB Corp.	10,599	112,985
German American Bancorp, Inc.	1,236	22,223
Glacier Bancorp, Inc.	6,105	73,321
Great Southern Bancorp, Inc.	937	20,005
Hancock Holding Company	6,396	195,302
Heartland Financial USA, Inc.	1,232	18,985
Heritage Financial Corp.	1,564	19,300
Home Bancshares, Inc.	1,891	47,010
Hudson Valley Holding Corp.	1,359	27,645
IBERIABANK Corp. (L)	2,491	124,102
Independent Bank Corp. - MA (L)	1,817	47,496
International Bancshares Corp.	4,460	79,745
Investors Bancorp, Inc. (I)	3,911	53,542
Lakeland Bancorp, Inc.	2,041	17,655

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Lakeland Financial Corp.	1,421	$34,843
MainSource Financial Group, Inc.	1,853	15,343
MB Financial, Inc.	4,608	78,244
Metro Bancorp, Inc. (I)	1,430	12,112
National Bankshares, Inc.	713	19,501
National Penn Bancshares, Inc. (L)	10,424	86,832
NBT Bancorp, Inc.	2,966	63,176
Northfield Bancorp, Inc. (L)	1,592	22,845
Old National Bancorp	7,951	89,210
OmniAmerican Bancorp, Inc. (I)	1,246	18,441
Oriental Financial Group, Inc.	3,802	41,746
Pacific Continental Corp.	1,847	17,491
PacWest Bancorp	2,538	47,410
Park National Corp. (L)	1,098	66,868
Park Sterling Corp. (I)	2,904	11,297
Penns Woods Bancorp, Inc.	451	17,296
Peoples Bancorp, Inc.	1,023	13,166
Pinnacle Financial Partners, Inc. (I)(L)	2,905	43,546
PrivateBancorp, Inc.	5,083	48,797
Prosperity Bancshares, Inc. (L)	3,925	156,961
Renasant Corp.	2,203	32,648
Republic Bancorp, Inc., Class A	874	18,529
S&T Bancorp, Inc.	2,379	43,916
Sandy Spring Bancorp, Inc.	2,084	36,074
SCBT Financial Corp.	1,214	34,575
Seacoast Banking Corp. of Florida (I)	7,043	10,494
Sierra Bancorp	947	9,574
Signature Bank (I)	3,864	225,774
Simmons First National Corp., Class A	1,503	39,830
Southside Bancshares, Inc.	1,477	32,036
Southwest Bancorp, Inc. (I)	1,889	9,313
State Bancorp, Inc.	1,480	17,301
State Bank Financial Corp. (I)	2,694	40,437
StellarOne Corp.	2,059	25,243
Sterling Bancorp	2,819	24,610
Sterling Financial Corp. (I)	2,321	36,857
Sun Bancorp, Inc. (I)	3,601	9,291
Susquehanna Bancshares, Inc.	13,206	104,592
SVB Financial Group (I)(L)	3,604	169,532
SY Bancorp, Inc.	1,147	24,362
Taylor Capital Group, Inc. (I)	682	5,838
Texas Capital Bancshares, Inc. (I)	3,131	90,361
Tompkins Financial Corp.	719	28,832
Tower Bancorp., Inc.	941	25,680
TowneBank (L)	2,165	26,911
TriCo Bancshares	1,313	19,393
Trustmark Corp. (L)	5,367	120,006
UMB Financial Corp.	2,686	95,890
Umpqua Holdings Corp.	9,676	120,950
Union First Market Bankshares Corp.	1,799	23,549
United Bankshares, Inc. (L)	4,221	112,785
United Community Banks, Inc. (I)	3,589	24,979
Univest Corp. of Pennsylvania	1,557	23,542
Virginia Commerce Bancorp, Inc. (I)	2,349	15,691
Washington Banking Company	1,501	16,916
Washington Trust Bancorp, Inc.	1,265	30,120
Webster Financial Corp.	6,046	119,106
WesBanco, Inc.	1,957	38,435
West Bancorp, Inc.	1,520	14,668
West Coast Bancorp (I)	1,704	27,690
Westamerica Bancorp. (L)	2,425	111,332
Western Alliance Bancorp (I)	5,876	36,960
Wilshire Bancorp, Inc. (I)	5,510	17,632

165

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wintrust Financial Corp.	2,958	$82,203

		5,703,099
Consumer Finance - 0.66%
Advance America Cash Advance Centers, Inc.	4,598	39,175
Cash America International, Inc.	2,466	122,585
Credit Acceptance Corp. (I)	553	45,352
DFC Global Corp. (I)	3,696	67,082
EZCORP, Inc., Class A (I)	3,952	114,964
First Cash Financial Services, Inc. (I)	2,636	95,687
Nelnet, Inc., Class A	2,189	50,150
Netspend Holdings, Inc. (I)	2,577	16,261
Nicholas Financial, Inc.	999	11,069
World Acceptance Corp. (I)	1,266	86,873

		649,198
Diversified Financial Services - 0.40%
Compass Diversified Holdings (L)	3,438	44,075
Encore Capital Group, Inc. (I)	1,354	29,517
MarketAxess Holdings, Inc.	2,430	70,324
NewStar Financial, Inc. (I)	2,324	22,984
PHH Corp. (I)	4,745	72,883
PICO Holdings, Inc. (I)	2,013	44,568
Portfolio Recovery Associates, Inc. (I)(L)	1,446	100,309
Primus Guaranty, Ltd. (I)	2,278	13,304

		397,964
Insurance - 2.56%
Alterra Capital Holdings, Ltd.	7,618	174,833
American Equity Investment Life
Holding Company (L)	5,114	56,561
American Safety Insurance Holdings, Ltd. (I)	1,003	22,066
AMERISAFE, Inc. (I)	1,630	38,207
Amtrust Financial Services, Inc. (L)	2,045	54,213
Argo Group International Holdings, Ltd.	2,346	68,738
Baldwin & Lyons, Inc., Class B	621	13,662
Citizens, Inc., Class A (I)(L)	3,615	31,161
CNO Financial Group, Inc. (I)	18,700	118,184
Crawford & Company, Class B	2,237	14,115
Delphi Financial Group, Inc., Class A	4,087	112,393
eHealth, Inc. (I)	1,899	28,808
Employers Holdings, Inc.	3,269	56,783
Enstar Group, Ltd. (I)	578	58,442
FBL Financial Group, Inc., Class A	1,114	37,854
First American Financial Corp.	8,931	103,600
Flagstone Reinsurance Holdings SA	4,553	37,244
Global Indemnity PLC (I)	1,225	23,079
Greenlight Capital Re, Ltd., Class A (I)	2,412	57,502
Hallmark Financial Services, Inc. (I)	1,270	10,097
Harleysville Group, Inc.	1,031	60,798
Hilltop Holdings, Inc. (I)	3,593	30,433
Horace Mann Educators Corp.	3,426	41,831
Infinity Property & Casualty Corp.	1,059	60,818
Maiden Holdings, Ltd.	4,362	37,949
Meadowbrook Insurance Group, Inc.	4,561	46,522
Montpelier Re Holdings, Ltd.	5,222	88,878
National Financial Partners Corp. (I)	3,682	50,812
National Interstate Corp.	638	14,885
National Western Life Insurance
Company, Class A	216	31,329
OneBeacon Insurance Group, Ltd.	2,000	30,740
Platinum Underwriters Holdings, Ltd.	3,115	107,249
Presidential Life Corp. (L)	2,154	22,014
Primerica, Inc.	2,901	66,607
ProAssurance Corp.	2,574	204,916
RLI Corp.	1,540	109,140

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Safety Insurance Group, Inc.	1,097	$45,898
SeaBright Holdings, Inc.	2,012	13,782
Selective Insurance Group, Inc.	4,623	76,187
State Auto Financial Corp.	1,382	16,473
Stewart Information Services Corp.	1,725	18,199
Symetra Financial Corp.	5,824	54,979
The Navigators Group, Inc. (I)	1,018	47,530
The Phoenix Companies, Inc. (I)	10,441	18,898
Tower Group, Inc.	3,178	66,706
United Fire & Casualty Company	1,892	37,064

		2,518,179
Real Estate Investment Trusts - 7.98%
Acadia Realty Trust	3,490	68,334
AG Mortgage Investment Trust, Inc.	618	11,093
Agree Realty Corp.	1,003	24,463
Alexander’s, Inc.	158	62,664
American Assets Trust, Inc.	2,743	56,616
American Campus Communities, Inc.	5,714	224,789
American Capital Mortgage Investment Corp.	807	14,373
Anworth Mortgage Asset Corp.	10,581	66,978
Apollo Commercial Real Estate Finance, Inc.	1,983	26,969
Armour Residential REIT, Inc. (L)	6,508	46,467
Ashford Hospitality Trust, Inc.	4,414	35,135
Associated Estates Realty Corp.	3,508	56,619
BioMed Realty Trust, Inc.	10,984	195,625
Campus Crest Communities, Inc.	2,696	27,176
CapLease, Inc.	6,276	26,045
Capstead Mortgage Corp.	7,065	88,171
CBL & Associates Properties, Inc. (L)	12,458	178,025
Cedar Shopping Centers, Inc.	5,162	17,241
Chatham Lodging Trust	1,388	14,865
Chesapeake Lodging Trust	2,771	44,059
Cogdell Spencer, Inc.	4,457	16,714
Colonial Properties Trust	7,002	138,920
Colony Financial, Inc.	2,832	41,914
Coresite Realty Corp.	1,732	29,011
Cousins Properties, Inc.	7,917	47,106
CreXus Investment Corp.	4,806	46,907
CubeSmart	8,403	83,778
CYS Investments, Inc. (L)	6,997	91,871
DCT Industrial Trust, Inc. (L)	20,677	99,456
DiamondRock Hospitality Company	14,087	123,684
DuPont Fabros Technology, Inc. (L)	4,949	111,501
Dynex Capital, Inc.	3,703	32,957
EastGroup Properties, Inc.	2,293	97,613
Education Realty Trust, Inc.	6,037	56,265
Entertainment Properties Trust (L)	3,913	174,911
Equity Lifestyle Properties, Inc.	2,580	159,521
Equity One, Inc.	4,477	74,811
Excel Trust, Inc.	2,823	31,025
Extra Space Storage, Inc.	7,863	189,498
FelCor Lodging Trust, Inc. (I)	10,662	28,041
First Industrial Realty Trust, Inc. (I)	7,337	69,702
First Potomac Realty Trust	4,245	54,039
Franklin Street Properties Corp.	6,010	65,569
Getty Realty Corp.	2,241	35,856
Gladstone Commercial Corp.	1,182	20,212
Glimcher Realty Trust	9,063	78,848
Government Properties Income Trust	3,010	65,468
Hatteras Financial Corp. (L)	6,204	166,267
Healthcare Realty Trust, Inc.	6,559	115,570
Hersha Hospitality Trust	11,800	50,740
Highwoods Properties, Inc.	6,009	173,300
Home Properties, Inc.	4,013	220,595

166

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Hudson Pacific Properties, Inc.	2,013	$25,847
Inland Real Estate Corp.	6,805	50,493
Invesco Mortgage Capital, Inc.	9,569	150,903
Investors Real Estate Trust (L)	7,017	49,259
iStar Financial, Inc. (I)(L)	7,781	43,262
Kilroy Realty Corp. (L)	4,892	176,552
Kite Realty Group Trust	5,183	21,872
LaSalle Hotel Properties	7,134	167,007
Lexington Realty Trust	10,108	76,619
LTC Properties, Inc.	2,614	75,153
Medical Properties Trust, Inc.	9,454	90,380
MFA Financial, Inc.	29,516	203,070
Mid-America Apartment Communities, Inc.	3,073	176,144
Mission West Properties, Inc.	1,980	15,187
Monmouth Real Estate Investment Corp.	3,416	29,002
MPG Office Trust, Inc. (I)	4,588	9,497
National Health Investments, Inc.	2,061	87,201
National Retail Properties, Inc. (L)	7,948	210,304
Newcastle Investment Corp.	8,751	38,942
NorthStar Realty Finance Corp.	8,240	36,174
Omega Healthcare Investors, Inc.	8,537	153,068
One Liberty Properties, Inc.	1,102	17,930
Parkway Properties, Inc.	2,034	20,564
Pebblebrook Hotel Trust	4,314	79,895
Pennsylvania Real Estate Investment Trust	4,687	43,730
Pennymac Mortgage Investment Trust	2,381	38,382
Post Properties, Inc.	4,152	166,038
Potlatch Corp.	3,379	108,669
PS Business Parks, Inc.	1,583	83,424
Rait Financial Trust	3,282	14,638
Ramco-Gershenson Properties Trust	3,364	28,560
Redwood Trust, Inc.	6,754	69,769
Resource Capital Corp.	6,042	32,204
Retail Opportunity Investments Corp.	3,687	43,433
RLJ Lodging Trust	2,263	36,208
Sabra Healthcare REIT, Inc.	3,243	34,376
Saul Centers, Inc.	702	24,507
Sovran Self Storage, Inc.	2,347	97,729
Stag Industrial, Inc.	1,616	16,952
Starwood Property Trust, Inc.	7,802	139,188
Strategic Hotels & Resorts, Inc. (I)	14,778	74,186
Summit Hotel Properties, Inc.	2,410	20,292
Sun Communities, Inc.	1,793	64,082
Sunstone Hotel Investors, Inc. (I)	9,973	75,994
Tanger Factory Outlet Centers, Inc.	7,158	202,929
Two Harbors Investment Corp.	11,856	110,972
Universal Health Realty Income Trust	1,038	38,313
Urstadt Biddle Properties, Inc., Class A	2,022	34,111
Washington Real Estate Investment Trust	5,533	150,553
Winthrop Realty Trust	2,639	24,648

		7,855,589
Real Estate Management & Development - 0.10%
Forestar Group, Inc. (I)	3,056	46,451
Kennedy-Wilson Holdings, Inc.	2,094	23,160
Tejon Ranch Company (I)	1,245	30,714

		100,325
Thrifts & Mortgage Finance - 1.10%
Apollo Residential Mortgage, Inc. (I)	969	14,293
Astoria Financial Corp.	7,330	55,268
Bank Mutual Corp.	4,515	15,261
BankFinancial Corp.	2,203	12,381
Beneficial Mutual Bancorp, Inc. (I)	2,996	26,185
Berkshire Hill Bancorp, Inc.	1,806	35,976

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
BofI Holding, Inc. (I)	887	$14,263
Brookline Bancorp, Inc.	5,189	41,720
Dime Community Bancshares	2,802	33,176
Doral Financial Corp. (I)	11,464	9,744
ESB Financial Corp.	919	12,370
ESSA Bancorp, Inc.	1,307	14,521
Federal Agricultural
Mortgage Corp., Class C (L)	883	15,002
First Defiance Financial Corp.	1,003	14,634
First Financial Holdings, Inc.	1,162	9,494
First PacTrust Bancorp, Inc.	1,064	12,130
Flagstar Bancorp, Inc. (I)	15,477	8,048
Flushing Financial Corp.	2,831	36,633
Fox Chase Bancorp, Inc.	1,505	19,129
Franklin Financial Corp./VA (I)	1,519	16,618
Home Federal Bancorp, Inc.	1,592	17,098
MGIC Investment Corp. (I)(L)	15,942	45,913
Northwest Bancshares, Inc.	8,917	110,749
OceanFirst Financial Corp.	1,409	18,303
Ocwen Financial Corp. (I)	6,250	82,313
Oritani Financial Corp.	4,375	56,919
Provident Financial Services, Inc.	5,116	66,968
Provident New York Bancorp	3,483	24,277
Radian Group, Inc. (L)	11,375	24,570
Rockville Financial, Inc.	2,842	28,846
Territorial Bancorp, Inc.	1,236	24,349
TrustCo Bank Corp.	7,904	41,654
United Financial Bancorp, Inc.	1,520	25,642
Viewpoint Financial Group	3,011	38,661
Walker & Dunlop, Inc. (I)	965	12,256
Westfield Financial, Inc.	2,893	21,119
WSFS Financial Corp.	598	21,851

		1,078,334

		20,152,459
Health Care - 11.90%
Biotechnology - 3.52%
Achillion Pharmaceuticals, Inc. (I)	4,054	26,959
Acorda Therapeutics, Inc. (I)	3,353	77,622
Affymax, Inc. (I)	3,254	17,149
Alkermes PLC (I)	7,989	122,152
Allos Therapeutics, Inc. (I)	7,344	9,768
Alnylam Pharmaceuticals, Inc. (I)(L)	3,258	23,132
AMAG Pharmaceuticals, Inc. (I)	1,883	33,517
Anthera Pharmaceuticals, Inc. (I)	1,939	11,285
Ardea Biosciences, Inc. (I)	1,457	27,217
Arena Pharmaceuticals, Inc. (I)	13,066	20,644
Ariad Pharmaceuticals, Inc. (I)	11,106	134,272
Arqule, Inc. (I)	4,644	26,053
Array BioPharma, Inc. (I)	5,410	11,415
Astex Pharmaceuticals (I)	5,284	7,979
AVEO Pharmaceuticals, Inc. (I)	2,683	45,343
AVI BioPharma, Inc. (I)(L)	12,868	9,394
BioCryst Pharmaceuticals, Inc. (I)	2,777	7,998
Biosante Pharmaceuticals, Inc. (I)(L)	9,475	22,740
Biotime, Inc. (I)	2,270	10,147
Cell Therapeutics, Inc. (I)(L)	17,057	19,104
Celldex Therapeutics, Inc. (I)	4,131	10,988
Cepheid, Inc. (I)	5,198	178,291
Chelsea Therapeutics International, Inc. (I)	4,728	24,586
Cleveland Biolabs, Inc. (I)	2,715	7,955
Codexis, Inc. (I)	2,367	11,409
Cubist Pharmaceuticals, Inc. (I)(L)	5,029	193,969
Curis, Inc. (I)(L)	6,591	23,794

167

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cytori Therapeutics, Inc. (I)(L)	4,455	$12,385
Dusa Pharmaceuticals, Inc. (I)	2,395	8,838
Dyax Corp. (I)	9,374	13,311
Dynavax Technologies Corp. (I)	10,519	32,714
Emergent Biosolutions, Inc. (I)	2,029	34,574
Enzon Pharmaceuticals, Inc. (I)	3,342	23,628
Exact Sciences Corp. (I)	4,454	37,814
Exelixis, Inc. (I)	10,830	49,926
Genomic Health, Inc. (I)	1,445	39,290
Geron Corp. (I)	11,334	18,928
GTx, Inc. (I)	2,055	5,590
Halozyme Therapeutics, Inc. (I)	6,943	65,820
Idenix Pharmaceuticals, Inc. (I)	4,662	35,431
Immunogen, Inc. (I)	6,342	77,055
Immunomedics, Inc. (I)	5,839	19,619
Incyte Corp. (I)(L)	7,495	103,206
Infinity Pharmaceuticals, Inc. (I)	1,764	16,105
Inhibitex, Inc. (I)	5,413	79,030
Insmed, Inc. (I)	2,343	7,544
InterMune, Inc. (I)	4,550	82,628
Ironwood Pharmaceuticals, Inc. (I)	4,310	52,022
Isis Pharmaceuticals, Inc. (I)	8,526	63,263
Keryx Biopharmaceuticals Inc. (I)(L)	6,004	15,851
Lexicon Pharmaceuticals, Inc. (I)	14,953	17,495
Ligand Pharmaceuticals, Inc., Class B (I)	1,719	20,164
Mannkind Corp. (I)(L)	6,738	20,618
Maxygen, Inc.	2,811	15,995
Medivation, Inc. (I)	2,648	121,676
Metabolix, Inc. (I)(L)	3,248	15,460
Micromet, Inc. (I)(L)	7,789	47,747
Momenta Pharmaceuticals, Inc. (I)	3,898	58,626
Nabi Biopharmaceuticals (I)	4,324	7,826
Neurocrine Biosciences, Inc. (I)	4,307	28,168
Novavax, Inc. (I)(L)	8,781	12,118
NPS Pharmaceuticals, Inc. (I)	7,333	41,651
Nymox Pharmaceutical Corp. (I)(L)	1,754	14,418
OncoGenex Pharmaceutical, Inc. (I)	942	11,229
Oncothyreon, Inc. (I)	3,566	24,891
Onyx Pharmaceuticals, Inc. (I)	5,338	235,406
Opko Health, Inc. (I)(L)	9,169	45,478
Orexigen Therapeutics, Inc. (I)	3,141	5,622
PDL BioPharma, Inc.	11,744	75,162
Peregrine Pharmaceuticals, Inc. (I)	7,933	7,774
Pharmacyclics, Inc. (I)	3,889	59,229
Progenics Pharmaceuticals, Inc. (I)	2,607	17,519
Raptor Pharmaceutical Corp. (I)	4,126	22,776
Rigel Pharmaceuticals, Inc. (I)	5,878	44,790
Sangamo Biosciences, Inc. (I)	4,682	14,186
Savient Pharmaceuticals, Inc. (I)(L)	6,234	15,647
SciClone Pharmaceuticals, Inc. (I)	3,047	13,742
Seattle Genetics, Inc. (I)(L)	8,132	135,235
SIGA Technologies, Inc. (I)(L)	3,133	6,579
Spectrum Pharmaceuticals, Inc. (I)	4,378	60,635
Synta Pharmaceuticals Corp. (I)	2,322	9,729
Targacept, Inc. (I)	2,335	17,536
Theravance, Inc. (I)	5,832	136,119
Vanda Pharmaceuticals, Inc. (I)	2,622	13,084
Vical, Inc. (I)(L)	6,284	27,712
Zalicus Inc.	7,135	6,636
ZIOPHARM Oncology, Inc. (I)	5,096	26,499

		3,464,631
Health Care Equipment & Supplies - 2.89%
Abaxis, Inc. (I)(L)	1,904	52,684
ABIOMED, Inc. (I)	2,678	53,935

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Accuray, Inc. (I)	5,989	$24,016
Align Technology, Inc. (I)	5,157	126,347
Alphatec Holdings, Inc. (I)	5,078	10,359
Analogic Corp.	1,058	59,259
AngioDynamics, Inc. (I)	2,171	32,826
Antares Pharma, Inc. (I)	7,784	20,394
Arthrocare Corp. (I)	2,323	69,249
Atricure, Inc. (I)	1,345	13,638
Atrion Corp.	137	33,266
Biolase Technology, Inc. (I)(L)	2,774	8,074
Cantel Medical Corp.	1,116	29,362
Cardiovascular Systems, Inc. (I)	1,327	13,655
Cerus Corp. (I)	4,464	13,347
Conceptus, Inc. (I)	2,721	29,809
CONMED Corp. (I)	2,382	62,623
CryoLife, Inc. (I)	2,759	11,367
Cyberonics, Inc. (I)	2,417	73,308
Cynosure, Inc. (I)	937	11,478
Delcath Systems, Inc. (I)(L)	4,377	11,293
DexCom, Inc. (I)	5,750	46,115
Endologix, Inc. (I)	4,138	46,925
Exactech, Inc. (I)	848	12,813
Greatbatch, Inc. (I)	1,972	43,621
Haemonetics Corp. (I)	2,153	127,522
Hansen Medical, Inc. (I)	4,193	9,979
HeartWare International, Inc. (I)(L)	1,028	70,932
ICU Medical, Inc. (I)	1,032	45,418
Insulet Corp. (I)(L)	3,929	73,001
Integra LifeSciences Holdings Corp. (I)	1,780	57,191
Invacare Corp.	2,451	50,344
IRIS International, Inc. (I)	1,704	16,546
Kensey Nash Corp. (I)	807	20,498
MAKO Surgical Corp. (I)(L)	2,690	77,472
Masimo Corp. (L)	4,441	91,751
Meridian Bioscience, Inc. (L)	3,502	66,993
Merit Medical Systems, Inc. (I)	3,553	49,351
Natus Medical, Inc. (I)	2,589	21,670
Neogen Corp. (I)	1,984	69,896
Neoprobe Corp. (I)	8,202	20,341
NuVasive, Inc. (I)	3,375	46,575
NxStage Medical, Inc. (I)	3,778	73,973
OraSure Technologies, Inc. (I)	3,952	37,544
Orthofix International NV (I)	1,524	52,227
Palomar Medical Technologies, Inc. (I)	1,786	14,752
Quidel Corp. (I)(L)	2,418	43,887
Rockwell Medical Technologies, Inc. (I)(L)	1,552	11,718
RTI Biologics, Inc. (I)	4,854	20,727
Solta Medical, Inc. (I)	5,415	12,292
SonoSite, Inc. (I)(L)	1,192	49,349
Spectranetics Corp. (I)	2,938	20,977
STAAR Surgical Company (I)	3,059	30,070
STERIS Corp.	4,968	149,388
SurModics, Inc. (I)	1,428	17,707
Symmetry Medical, Inc. (I)	3,156	24,711
Synergetics USA, Inc. (I)	2,117	12,363
Synovis Life Technologies, Inc. (I)	1,057	19,914
Tornier BV (I)	887	15,939
Unilife Corp. (I)(L)	5,012	20,599
Uroplasty, Inc. (I)	1,967	7,927
Vascular Solutions, Inc. (I)	1,639	17,668
Volcano Corp. (I)	4,407	108,721
West Pharmaceutical Services, Inc.	2,822	108,732
Wright Medical Group, Inc. (I)	3,289	48,283
Young Innovations, Inc.	563	16,327

168

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp. (I)	1,851	$85,202

		2,846,240
Health Care Providers & Services - 2.91%
Accretive Health, Inc. (I)(L)	3,367	77,710
Air Methods Corp. (I)(L)	956	77,168
Almost Family, Inc. (I)	759	11,362
Amedisys, Inc. (I)	2,530	30,031
American Dental Partners, Inc. (I)	1,419	26,734
AMN Healthcare Services, Inc. (I)	3,626	16,643
Amsurg Corp. (I)	2,625	68,460
Assisted Living Concepts, Inc.	1,731	23,784
Bio-Reference Labs, Inc. (I)(L)	2,094	25,966
BioScrip, Inc. (I)	3,515	21,582
Capital Senior Living Corp. (I)	2,499	18,568
Centene Corp. (I)	4,188	162,117
Chemed Corp.	1,784	95,729
Chindex International, Inc. (I)	1,074	9,902
Corvel Corp. (I)	529	25,239
Cross Country Healthcare, Inc. (I)	2,638	13,638
Emeritus Corp. (I)(L)	2,628	41,785
Examworks Group, Inc. (I)(L)	2,333	15,678
Five Star Quality Care, Inc. (I)	3,811	9,794
Gentiva Health Services, Inc. (I)	2,684	15,621
Hanger Orthopedic Group, Inc. (I)	2,819	45,104
HealthSouth Corp. (I)(L)	7,975	137,808
Healthspring, Inc. (I)	5,691	310,842
Healthways, Inc. (I)	2,970	19,335
HMS Holdings Corp. (I)	7,142	216,617
IPC The Hospitalist Company, Inc. (I)	1,381	63,664
Kindred Healthcare, Inc. (I)	4,378	54,287
Landauer, Inc.	808	40,990
LHC Group, Inc. (I)	1,371	19,057
Magellan Health Services, Inc. (I)	2,701	136,833
Medquist Holdings, Inc. (I)	2,712	25,330
Metropolitan Health Networks, Inc. (I)	3,620	26,209
Molina Healthcare, Inc. (I)	2,355	51,457
MWI Veterinary Supply, Inc. (I)	1,073	74,155
National Healthcare Corp. (L)	872	36,319
Owens & Minor, Inc.	5,331	164,195
PharMerica Corp. (I)	2,475	38,734
PSS World Medical, Inc. (I)(L)	4,677	114,025
RadNet, Inc. (I)	3,104	7,481
Select Medical Holdings Corp. (I)	3,789	32,851
Skilled Healthcare Group, Inc. (I)	1,647	7,033
Sun Healthcare Group, Inc. (I)	2,336	7,195
Sunrise Senior Living, Inc. (I)	4,793	24,109
Team Health Holdings, Inc. (I)	2,260	49,630
The Ensign Group, Inc.	1,388	32,909
The Providence Service Corp. (I)	1,200	14,052
Triple-S Management Corp., Class B (I)	1,693	32,980
Universal American Corp.	2,739	35,963
US Physical Therapy, Inc.	1,083	21,303
Vanguard Health Systems, Inc. (I)	2,565	26,266
WellCare Health Plans, Inc. (I)	3,579	209,193

		2,863,437
Health Care Technology - 0.53%
athenahealth, Inc. (I)(L)	2,940	174,636
Computer Programs & Systems, Inc.	935	42,449
HealthStream, Inc. (I)	1,326	22,370
MedAssets, Inc. (I)	4,117	39,359
Medidata Solutions, Inc. (I)	1,824	36,808
Merge Healthcare, Inc. (I)	4,427	23,950
Omnicell, Inc. (I)	2,841	45,911

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Quality Systems, Inc.	3,258	$115,170
Transcend Services, Inc. (I)	771	20,894

		521,547
Life Sciences Tools & Services - 0.32%
Affymetrix, Inc. (I)	5,967	26,971
Cambrex Corp. (I)	2,715	18,761
Enzo Biochem, Inc. (I)	3,760	9,212
eResearch Technology, Inc. (I)	4,423	20,257
Furiex Pharmaceuticals, Inc. (I)	940	16,920
Harvard Bioscience, Inc. (I)	2,365	10,453
Luminex Corp. (I)	3,205	66,536
Pacific Biosciences of California, Inc. (I)	3,172	9,040
Parexel International Corp. (I)	4,972	99,689
Sequenom, Inc. (I)(L)	8,464	35,380

		313,219
Pharmaceuticals - 1.73%
Aegerion Pharmaceuticals, Inc. (I)	847	13,577
Akorn, Inc. (I)	4,788	51,519
Ampio Pharmaceuticals, Inc. (I)(L)	1,812	13,155
Auxilium Pharmaceuticals, Inc. (I)	4,104	71,533
AVANIR Pharmaceuticals, Class A (I)(L)	10,561	25,980
Cadence Pharmaceuticals, Inc. (I)	3,426	15,040
Columbia Laboratories, Inc. (I)	6,599	14,254
Corcept Therapeutics, Inc. (I)	3,721	11,758
Depomed, Inc. (I)	4,692	22,850
Durect Corp. (I)	7,735	10,520
Endocyte, Inc. (I)	1,568	16,135
Forest Laboratories, Inc., CVR (I)	891	846
Hi-Tech Pharmacal Company, Inc. (I)	889	36,911
Impax Laboratories, Inc. (I)	5,519	111,153
Indevus Pharmaceuticals, Inc. (I)	156	0
Ista Pharmaceuticals, Inc. (I)	2,964	11,115
Jazz Pharmaceuticals, Inc. (I)	1,860	73,693
K-V Pharmaceutical Company, Class A (I)(L)	4,446	5,602
MAP Pharmaceuticals, Inc. (I)	1,886	25,933
Medicis Pharmaceutical Corp., Class A	5,180	169,127
Nektar Therapeutics (I)(L)	9,914	49,570
Obagi Medical Products, Inc. (I)	1,731	17,500
Optimer Pharmaceuticals, Inc. (I)(L)	3,905	44,986
Pain Therapeutics, Inc. (I)	3,403	13,170
Par Pharmaceutical Companies, Inc. (I)(L)	3,066	99,369
Pozen, Inc. (I)	2,628	10,643
Questcor Pharmaceuticals, Inc. (I)	4,468	200,837
Sagent Pharmaceuticals, Inc. (I)	561	11,601
Salix Pharmaceuticals, Ltd. (I)(L)	4,927	217,478
Santarus, Inc. (I)	5,080	14,783
The Medicines Company (I)	4,576	86,532
Viropharma, Inc. (I)	5,943	142,691
Vivus, Inc. (I)(L)	7,567	76,654
XenoPort, Inc. (I)	3,250	15,535

		1,702,050

		11,711,124
Industrials - 14.93%
Aerospace & Defense - 1.84%
AAR Corp.	3,356	61,281
Aerovironment, Inc. (I)	1,423	43,416
American Science & Engineering, Inc.	768	56,225
Astronics Corp. (I)	900	32,094
Ceradyne, Inc. (I)	2,102	62,513
Cubic Corp.	1,333	56,559
Curtiss-Wright Corp.	3,897	128,406
DigitalGlobe, Inc. (I)	3,002	44,730

169

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ducommun, Inc.	1,012	$12,114
Esterline Technologies Corp. (I)	2,560	137,907
GenCorp, Inc. (I)(L)	5,196	28,266
GeoEye, Inc. (I)	1,874	35,587
HEICO Corp.	3,514	208,521
Hexcel Corp. (I)	8,211	204,618
Kratos Defense & Security Solutions, Inc. (I)	3,016	15,080
LMI Aerospace, Inc. (I)	840	13,944
Moog, Inc., Class A (I)	3,635	152,016
National Presto Industries, Inc. (L)	415	39,205
Orbital Sciences Corp., Class A (I)	4,938	73,329
Taser International, Inc. (I)	5,315	31,996
Teledyne Technologies, Inc. (I)	3,081	174,631
The Keyw Holding Corp. (I)(L)	1,691	13,748
Triumph Group, Inc.	3,151	187,453

		1,813,639
Air Freight & Logistics - 0.32%
Air Transport Services Group, Inc. (I)	4,624	22,380
Atlas Air Worldwide Holdings, Inc. (I)	2,223	93,922
Forward Air Corp.	2,517	80,796
HUB Group, Inc., Class A (I)	3,134	93,331
Pacer International, Inc. (I)	3,255	13,931
Park-Ohio Holdings Corp. (I)	768	14,899

		319,259
Airlines - 0.55%
Alaska Air Group, Inc. (I)	2,992	207,705
Allegiant Travel Company (I)	1,239	64,527
Hawaiian Holdings, Inc. (I)	4,436	26,394
JetBlue Airways Corp. (I)(L)	20,739	85,445
Republic Airways Holdings, Inc. (I)	4,367	16,726
Skywest, Inc.	4,529	54,937
Spirit Airlines, Inc. (I)	1,279	20,630
US Airways Group, Inc. (I)(L)	13,641	64,386

		540,750
Building Products - 0.64%
AAON, Inc.	1,595	34,946
Ameresco, Inc., Class A (I)	1,658	19,697
American Woodmark Corp.	843	10,731
AO Smith Corp.	3,182	124,925
Apogee Enterprises, Inc.	2,459	26,065
Builders FirstSource, Inc. (I)	4,747	7,358
Gibraltar Industries, Inc. (I)	2,622	35,528
Griffon Corp. (L)	4,120	38,646
Insteel Industries, Inc.	1,657	17,283
NCI Building Systems, Inc. (I)	1,815	16,916
Quanex Building Products Corp.	3,192	48,135
Simpson Manufacturing Company, Inc.	3,495	115,685
Trex Company, Inc. (I)	1,345	30,034
Universal Forest Products, Inc.	1,662	46,320
USG Corp. (I)(L)	6,061	59,337

		631,606
Commercial Services & Supplies - 2.50%
A.T. Cross Company, Class A (I)	913	9,997
ABM Industries, Inc.	4,482	97,394
ACCO Brands Corp. (I)	4,693	44,255
American Reprographics Company (I)	3,348	15,769
Casella Waste Systems, Inc., Class A (I)	2,657	16,527
Cenveo, Inc. (I)	4,980	15,189
Clean Harbors, Inc. (I)	3,976	238,441
Consolidated Graphics, Inc. (I)	772	39,333
Courier Corp.	618	6,829
Deluxe Corp.	4,307	98,458

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
EnergySolutions, Inc. (I)	7,023	$22,193
EnerNOC, Inc. (I)(L)	2,090	20,566
Ennis, Inc.	2,261	33,576
Fuel Tech, Inc. (I)(L)	1,935	11,204
G&K Services, Inc., Class A	1,595	47,691
Healthcare Services Group, Inc.	5,629	101,660
Herman Miller, Inc.	4,840	104,496
Higher One Holdings, Inc. (I)(L)	2,598	46,582
HNI Corp.	3,773	98,853
InnerWorkings, Inc. (I)(L)	2,264	20,557
Interface, Inc., Class A	4,472	51,428
Intersections, Inc.	839	8,667
Kimball International, Inc., Class B	3,019	18,325
Knoll, Inc.	4,074	61,762
M&F Worldwide Corp. (I)	908	22,646
McGrath Rentcorp	2,065	57,799
Metalico, Inc. (I)	3,689	13,022
Mine Safety Appliances Company	2,290	80,654
Mobile Mini, Inc. (I)	3,147	56,740
Multi-Color Corp.	1,015	26,613
Quad/Graphics, Inc.	2,199	35,228
Rollins, Inc.	5,328	118,282
Schawk, Inc., Class A	1,085	13,725
Standard Parking Corp. (I)	1,457	26,372
Steelcase, Inc., Class A	6,765	53,038
Swisher Hygiene, Inc. (I)(L)	7,314	28,305
SYKES Enterprises, Inc. (I)	3,566	58,090
Team, Inc. (I)	1,664	45,527
Tetra Tech, Inc. (I)	5,334	119,428
The Brinks Company	3,933	96,830
The Geo Group, Inc. (I)	5,496	97,279
TMS International Corp. (I)	1,189	11,890
Unifirst Corp.	1,205	69,685
United Stationers, Inc.	3,864	129,599
US Ecology, Inc.	1,755	32,362
Viad Corp.	1,735	32,184

		2,455,050
Construction & Engineering - 0.75%
Aegion Corp. (I)	3,363	50,983
Argan, Inc.	413	5,782
Comfort Systems USA, Inc.	3,253	33,929
Dycom Industries, Inc. (I)	2,954	59,228
EMCOR Group, Inc.	5,621	144,066
Furmanite Corp. (I)	3,254	22,160
Granite Construction, Inc.	3,263	81,249
Great Lakes Dredge & Dock Corp.	5,089	30,788
Layne Christensen Company (I)	1,688	42,234
MasTec, Inc. (I)	4,737	75,839
Michael Baker Corp. (I)	764	15,165
MYR Group, Inc. (I)	1,740	30,520
Northwest Pipe Company (I)	843	19,633
Orion Marine Group, Inc. (I)	2,453	14,743
Pike Electric Corp. (I)	1,571	10,683
Primoris Services Corp.	2,269	32,265
Sterling Construction Company, Inc. (I)	1,550	19,701
Tutor Perini Corp.	2,647	43,649

		732,617
Electrical Equipment - 1.30%
A123 Systems, Inc. (I)(L)	7,702	19,101
Active Power, Inc. (I)	7,640	5,348
Acuity Brands, Inc.	3,636	182,709
American Superconductor Corp. (I)(L)	3,967	15,749
AZZ, Inc.	1,079	45,696

170

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Belden, Inc.	3,985	$131,664
Brady Corp., Class A	4,004	119,880
Capstone Turbine Corp. (I)(L)	21,527	22,388
Encore Wire Corp.	1,597	41,394
EnerSys, Inc. (I)	4,232	101,780
Franklin Electric Company, Inc.	1,971	92,775
Fuelcell Energy, Inc. (I)(L)	10,565	9,825
Generac Holdings, Inc. (I)	2,089	52,371
Global Power Equipment Group, Inc. (I)	1,353	31,498
II-VI, Inc. (I)	4,366	85,443
LSI Industries, Inc.	1,919	12,454
Powell Industries, Inc. (I)	768	23,286
PowerSecure International, Inc. (I)	1,747	11,093
Preformed Line Products Company	218	11,591
Satcon Technology Corp. (I)(L)	8,582	6,521
Thermon Group Holdings, Inc. (I)	865	13,373
Valence Technology, Inc. (I)	7,227	6,590
Vicor Corp.	1,740	13,955
Woodward, Inc.	5,178	219,237

		1,275,721
Industrial Conglomerates - 0.23%
Raven Industries, Inc.	1,531	92,227
Seaboard Corp.	26	52,252
Standex International Corp.	1,056	33,718
Tredegar Industries, Inc.	2,017	44,031

		222,228
Machinery - 3.09%
3D Systems Corp. (I)(L)	3,538	55,228
Accuride Corp. (I)	3,546	21,666
Actuant Corp., Class A	5,763	132,088
Alamo Group, Inc.	610	17,324
Albany International Corp., Class A	2,373	57,569
Altra Holdings, Inc. (I)	2,296	40,731
American Railcar Industries, Inc. (I)	857	20,388
Ampco-Pittsburgh Corp.	792	16,276
Astec Industries, Inc. (I)	1,669	55,828
Badger Meter, Inc. (L)	1,287	39,987
Barnes Group, Inc.	4,566	113,739
Blount International, Inc. (I)	4,128	63,200
Briggs & Stratton Corp.	4,278	64,469
Cascade Corp.	771	33,546
Chart Industries, Inc. (I)	2,468	150,202
CIRCOR International, Inc.	1,462	47,515
CLARCOR, Inc.	4,237	205,156
Colfax Corp. (I)(L)	2,072	60,730
Columbus McKinnon Corp./NY (I)	1,705	21,415
Commercial Vehicle Group, Inc. (I)	2,473	27,698
Douglas Dynamics, Inc.	1,687	26,149
Dynamic Materials Corp.	1,173	25,055
Energy Recovery, Inc. (I)	4,403	12,681
EnPro Industries, Inc. (I)	1,759	58,874
ESCO Technologies, Inc.	2,260	61,246
Federal Signal Corp.	5,416	19,985
Flow International Corp. (I)	4,600	12,052
Force Protection, Inc. (I)	6,125	33,810
FreightCar America, Inc. (I)	1,089	24,753
Graham Corp.	868	20,294
Greenbrier Companies, Inc. (I)	1,554	34,499
Hurco Companies, Inc. (I)	618	14,665
John Bean Technologies Corp.	2,426	39,932
Kadant, Inc. (I)	1,086	22,198
Kaydon Corp.	2,754	86,971
LB Foster Co.	831	23,866

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Lindsay Corp. (L)	1,050	$59,315
Lydall, Inc. (I)	1,564	14,076
Meritor, Inc. (I)	8,000	47,600
Met-Pro Corp.	1,680	15,170
Middleby Corp. (I)	1,582	144,405
Miller Industries, Inc.	1,082	17,409
Mueller Industries, Inc.	3,189	121,628
Mueller Water Products, Inc.	13,217	29,606
NACCO Industries, Inc., Class A	492	39,040
NN, Inc. (I)	1,505	9,918
PMFG, Inc. (I)	1,526	35,373
RBC Bearings, Inc. (I)	1,868	78,923
Robbins & Myers, Inc.	3,311	176,145
Sauer-Danfoss, Inc. (I)	970	36,462
Sun Hydraulics, Inc.	1,684	42,369
Tecumseh Products Company, Class A (I)	1,780	9,220
Tennant Company	1,603	67,294
The Gorman-Rupp Company	1,294	38,147
Titan International, Inc. (L)	3,513	75,670
TriMas Corp. (I)	2,156	44,004
Twin Disc, Inc.	717	30,401
Wabash National Corp. (I)	5,761	42,286
Watts Water Technologies, Inc., Class A (L)	2,535	96,837
Xerium Technologies, Inc. (I)	1,064	7,884

		3,040,967
Marine - 0.04%
Baltic Trading, Ltd.	1,691	8,692
Eagle Bulk Shipping, Inc. (I)(L)	6,248	6,935
Excel Maritime Carriers, Ltd. (I)(L)	4,157	7,857
Genco Shipping & Trading, Ltd. (I)(L)	2,548	19,314

		42,798
Professional Services - 1.46%
Acacia Research (I)	3,603	125,456
Barrett Business Services, Inc.	363	6,933
CBIZ, Inc. (I)	3,524	21,214
CDI Corp.	1,181	15,412
CoStar Group, Inc. (I)	2,133	141,930
CRA International, Inc. (I)	1,006	20,543
Exponent, Inc. (I)	1,180	55,908
Franklin Covey Company (I)	1,298	12,162
FTI Consulting, Inc. (I)	3,531	151,445
GP Strategies Corp. (I)	1,360	17,748
Heidrick & Struggles International, Inc.	1,535	32,696
Hill International, Inc. (I)	2,260	12,430
Hudson Highland Group, Inc. (I)	2,974	14,037
Huron Consulting Group, Inc. (I)	1,868	64,857
ICF International, Inc. (I)	1,678	43,527
Insperity, Inc.	1,935	47,969
Kelly Services, Inc., Class A	2,257	32,681
Kforce, Inc. (I)	2,856	34,986
Korn/Ferry International (I)	3,975	66,899
Mistras Group, Inc. (I)	1,244	29,271
Navigant Consulting Company (I)	4,342	48,934
Odyssey Marine Exploration, Inc. (I)(L)	6,609	16,853
On Assignment, Inc. (I)	3,140	32,719
Pendrell Corp. (I)	12,519	34,177
Resources Connection, Inc.	3,991	42,704
RPX Corp. (I)	801	11,310
School Specialty, Inc. (I)	1,591	6,650
The Advisory Board Company (I)	1,344	97,279
The Corporate Executive Board Company	2,908	113,965
The Dolan Company (I)	2,666	24,341
TrueBlue, Inc. (I)	3,736	48,082

171

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
VSE Corp.	395	$10,306

		1,435,424
Road & Rail - 1.16%
AMERCO, Inc.	735	57,330
Arkansas Best Corp.	2,206	42,179
Avis Budget Group, Inc. (I)(L)	8,849	104,418
Celadon Group, Inc.	1,903	20,343
Dollar Thrifty Automotive Group, Inc. (I)	2,433	163,206
Genesee & Wyoming, Inc., Class A (I)	3,316	202,508
Heartland Express, Inc.	4,311	59,276
Knight Transportation, Inc.	5,148	77,014
Marten Transport, Ltd.	1,495	27,598
Old Dominion Freight Line, Inc. (I)	3,998	155,162
Quality Distribution, Inc. (I)	1,358	13,716
RailAmerica, Inc. (I)	1,861	26,147
Roadrunner Transportation Systems, Inc. (I)	877	12,506
Saia, Inc. (I)	1,463	17,015
Swift Transporation Company (I)	6,771	57,689
Werner Enterprises, Inc. (L)	3,684	86,353
Zipcar, Inc. (I)	866	13,821

		1,136,281
Trading Companies & Distributors - 1.03%
Aceto Corp.	2,529	17,324
Aircastle, Ltd.	4,859	56,462
Applied Industrial Technologies, Inc.	3,552	122,651
Beacon Roofing Supply, Inc. (I)	3,895	76,069
CAI International, Inc. (I)	1,080	16,567
DXP Enterprises, Inc. (I)	763	23,081
H&E Equipment Services, Inc. (I)	2,448	31,114
Houston Wire & Cable Company (L)	1,627	18,271
Interline Brands, Inc. (I)	2,858	45,099
Kaman Corp., Class A	2,233	69,290
RSC Holdings, Inc. (I)	5,734	69,725
Rush Enterprises, Inc., Class A (I)	2,753	52,747
Seacube Container Leasing, Ltd.	1,050	16,160
TAL International Group, Inc.	1,864	49,060
Textainer Group Holdings, Ltd.	941	25,501
Titan Machinery, Inc. (I)	1,305	28,319
United Rentals, Inc. (I)(L)	5,271	148,326
Watsco, Inc.	2,354	149,479

		1,015,245
Transportation Infrastructure - 0.02%
Wesco Aircraft Holdings, Inc. (I)	1,751	23,218

		14,684,803
Information Technology - 16.21%
Communications Equipment - 2.07%
ADTRAN, Inc.	5,422	179,089
Anaren, Inc. (I)	1,331	22,268
Arris Group, Inc. (I)	10,406	111,865
Aruba Networks, Inc. (I)(L)	7,191	151,730
Aviat Networks, Inc. (I)	5,666	9,972
Bel Fuse, Inc., Class B	967	17,677
Black Box Corp.	1,529	43,622
Blue Coat Systems, Inc. (I)	3,697	66,546
Calix, Inc. (I)	3,221	29,053
Comtech Telecommunications Corp.	1,995	60,429
Digi International, Inc. (I)	2,238	24,596
Emcore Corp. (I)	8,168	7,760
Emulex Corp. (I)	7,428	58,681
Extreme Networks, Inc. (I)	8,085	24,417
Finisar Corp. (I)(L)	7,537	138,982
Globecomm Systems, Inc. (I)	1,957	26,791

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Harmonic, Inc. (I)	9,767	$52,449
Infinera Corp. (I)(L)	8,874	61,231
InterDigital, Inc. (L)	3,817	167,795
Ixia (I)	3,291	36,201
KVH Industries, Inc. (I)	1,453	11,304
Loral Space & Communications, Inc. (I)	914	56,805
Meru Networks, Inc. (I)	1,062	4,991
Netgear, Inc. (I)(L)	3,083	117,123
Oclaro, Inc. (I)	4,397	13,675
Oplink Communications, Inc. (I)	1,693	27,951
ORBCOMM, Inc. (I)	3,383	11,164
Plantronics, Inc.	4,026	138,736
Powerwave Technologies, Inc. (I)(L)	2,772	6,431
Procera Networks, Inc. (I)	1,265	20,354
ShoreTel, Inc. (I)	4,098	24,711
Sonus Networks, Inc. (I)	17,811	46,487
Sycamore Networks, Inc.	1,764	34,927
Symmetricom, Inc. (I)	3,912	20,147
Tekelec, Inc. (I)	5,203	57,337
Viasat, Inc. (I)(L)	3,061	144,847
Westell Technologies, Inc., Class A (I)	5,072	11,311

		2,039,455
Computers & Peripherals - 0.57%
Avid Technology, Inc. (I)	2,622	20,871
Cray, Inc. (I)	3,306	20,431
Dot Hill Systems Corp. (I)	5,697	7,634
Electronics for Imaging, Inc. (I)	3,971	58,731
Imation Corp. (I)	2,755	16,199
Immersion Corp. (I)	2,608	15,857
Intermec, Inc. (I)	5,133	37,676
Intevac, Inc. (I)	2,137	16,006
Novatel Wireless, Inc. (I)	3,023	9,704
OCZ Technology Group, Inc. (I)(L)	4,354	30,434
Quantum Corp. (I)	19,021	51,166
Silicon Graphics International Corp. (I)(L)	2,623	39,135
STEC, Inc. (I)	3,487	31,801
Stratasys, Inc. (I)(L)	1,795	55,142
Super Micro Computer, Inc. (I)	2,267	30,809
Synaptics, Inc. (I)	2,705	87,804
Xyratex, Ltd.	2,414	32,734

		562,134
Electronic Equipment, Instruments & Components - 2.30%
Aeroflex Holding Corp. (I)	1,711	16,494
Agilysys, Inc. (I)	1,591	12,935
Anixter International, Inc. (I)	2,425	148,919
Benchmark Electronics, Inc. (I)	5,138	70,956
Brightpoint, Inc. (I)	5,751	57,452
Checkpoint Systems, Inc. (I)	3,444	41,604
Cognex Corp.	3,489	124,453
Coherent, Inc. (I)	2,110	107,188
CTS Corp.	2,963	25,215
Daktronics, Inc.	2,989	28,097
DDi Corp.	1,463	13,182
DTS, Inc. (I)	1,477	42,523
Echelon Corp. (I)	3,160	15,547
Electro Rent Corp.	1,651	27,060
Electro Scientific Industries, Inc.	1,952	25,708
Emagin Corp. (I)	1,219	5,120
Fabrinet (I)	1,733	24,591
FARO Technologies, Inc. (I)	1,373	66,522
FEI Company (I)	3,253	131,291
GSI Group, Inc. (I)	2,247	24,762
Identive Group, Inc. (I)	3,850	7,469

172

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Insight Enterprises, Inc. (I)	3,973	$58,165
KEMET Corp. (I)	3,709	30,711
Lecroy Corp. (I)	1,518	13,738
Littelfuse, Inc.	1,919	89,694
Maxwell Technologies, Inc. (I)	2,384	40,456
Measurement Specialties, Inc. (I)	1,275	36,376
Mercury Computer Systems, Inc. (I)	2,574	35,495
Methode Electronics, Inc.	3,178	28,221
MTS Systems Corp.	1,323	53,158
Multi-Fineline Electronix, Inc. (I)	777	16,263
Newport Corp. (I)	3,174	41,357
OSI Systems, Inc. (I)	1,612	77,070
Park Electrochemical Corp.	1,742	47,800
Plexus Corp. (I)	3,005	81,586
Power-One, Inc. (I)(L)	5,723	24,380
Pulse Electronics Corp.	3,891	11,790
RadiSys Corp. (I)	1,929	8,372
Richardson Electronics, Ltd.	1,329	16,440
Rofin-Sinar Technologies, Inc. (I)	2,411	58,009
Rogers Corp. (I)	1,339	53,158
Sanmina-SCI Corp. (I)	6,805	57,638
Scansource, Inc. (I)	2,296	80,613
SYNNEX Corp. (I)	2,116	62,105
TTM Technologies, Inc. (I)	4,414	48,598
Universal Display Corp. (I)(L)	3,237	126,114
Vishay Precision Group, Inc. (I)	1,164	16,587
X-Rite, Inc. (I)	2,387	11,458
Zygo Corp. (I)	1,395	22,780

		2,265,220
Internet Software & Services - 1.69%
Active Network, Inc./the (I)	1,042	13,213
Ancestry.com, Inc. (I)(L)	2,678	63,495
Bankrate, Inc. (I)	1,911	34,646
Carbonite, Inc. (I)(L)	686	8,314
comScore, Inc. (I)	2,695	53,550
Constant Contact, Inc. (I)(L)	2,519	55,116
Cornerstone Ondemand, Inc. (I)	1,002	16,152
DealerTrack Holdings, Inc. (I)	3,488	90,339
Dice Holdings, Inc. (I)	4,112	31,950
Digital River, Inc. (I)	3,369	53,870
Earthlink, Inc.	9,451	59,541
Envestnet, Inc. (I)	1,695	17,696
InfoSpace, Inc. (I)	3,280	31,619
Internap Network Services Corp. (I)	4,607	23,910
IntraLinks Holdings, Inc. (I)	2,801	14,761
j2 Global Communications, Inc.	3,881	105,214
Keynote Systems, Inc.	1,200	21,996
KIT Digital, Inc. (I)	3,327	29,677
Limelight Networks, Inc. (I)(L)	5,918	18,227
Liquidity Services, Inc. (I)	1,585	53,985
LivePerson, Inc. (I)	4,468	56,207
LogMeIn, Inc. (I)	1,735	74,622
LoopNet, Inc. (I)	1,438	25,956
Marchex, Inc., Class B	1,909	13,191
ModusLink Global Solutions, Inc.	4,124	17,939
Move, Inc. (I)	3,467	22,534
NIC, Inc.	5,451	70,863
OpenTable, Inc. (I)(L)	1,991	70,422
Openwave Systems, Inc. (I)	8,124	13,323
Perficient, Inc. (I)	2,123	18,258
QuinStreet, Inc. (I)	2,427	22,474
RealNetworks, Inc.	1,933	14,671
Responsys, Inc. (I)	802	6,689

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
RightNow Technologies, Inc. (I)	2,087	$89,574
Saba Software, Inc. (I)	2,612	17,631
Sciquest, Inc. (I)	1,128	16,469
SPS Commerce, Inc. (I)	774	18,150
Stamps.com, Inc.	891	24,387
Support.com, Inc. (I)	4,626	9,483
Travelzoo, Inc. (I)(L)	470	13,155
United Online, Inc.	7,609	40,176
ValueClick, Inc. (I)	6,644	102,716
Vocus, Inc. (I)	1,519	32,233
Web.com Group, Inc. (I)	2,506	25,837
XO Group, Inc. (I)	2,860	21,078
Zillow, Inc. (I)	357	7,993
Zix Corp. (I)	6,009	16,585

		1,659,887
IT Services - 1.91%
Acxiom Corp. (I)	6,868	85,438
CACI International, Inc., Class A (I)	2,208	124,487
Cardtronics, Inc. (I)	3,642	98,990
Cass Information Systems, Inc.	742	28,723
Ciber, Inc. (I)	5,559	23,014
Computer Task Group, Inc. (I)	1,370	17,865
Convergys Corp. (I)	8,851	114,355
CSG Systems International, Inc. (I)	2,948	44,721
Echo Global Logistics, Inc. (I)	1,013	15,924
Euronet Worldwide, Inc. (I)	4,342	78,156
ExlService Holdings, Inc. (I)	1,363	36,256
Forrester Research, Inc.	1,235	39,977
Global Cash Access Holdings, Inc. (I)	5,744	25,848
Heartland Payment Systems, Inc.	3,269	73,716
iGate Corp.	2,632	40,849
Jack Henry & Associates, Inc.	7,257	241,005
Lionbridge Technologies, Inc. (I)	5,831	13,003
ManTech International Corp., Class A	1,978	66,856
MAXIMUS, Inc.	2,912	121,139
Moneygram International, Inc. (I)	918	15,762
PRGX Global, Inc. (I)	1,898	11,426
Sapient Corp.	9,201	112,988
ServiceSource International, Inc. (I)	855	11,406
Syntel, Inc.	1,293	61,857
TeleTech Holdings, Inc. (I)	2,153	37,914
The Hackett Group, Inc. (I)	2,993	11,314
TNS, Inc. (I)	2,170	42,380
Unisys Corp. (I)	3,615	87,302
Virtusa Corp. (I)	1,309	20,604
Wright Express Corp. (I)	3,240	170,035

		1,873,310
Semiconductors & Semiconductor Equipment - 3.45%
Advanced Analogic Technologies, Inc. (I)	3,802	21,842
Advanced Energy Industries, Inc. (I)	3,676	36,686
Alpha & Omega Semiconductor, Ltd. (I)	1,405	12,308
Amkor Technology, Inc. (I)	8,831	39,210
Amtech Systems, Inc. (I)	874	7,936
Anadigics, Inc. (I)	6,081	13,682
Applied Micro Circuits Corp. (I)	5,411	40,366
ATMI, Inc. (I)	2,641	54,669
Axcelis Technologies, Inc. (I)	9,723	12,348
AXT, Inc. (I)	2,831	11,919
Brooks Automation, Inc.	5,476	52,241
Cabot Microelectronics Corp. (I)	1,981	82,350
Cavium Inc. (I)	4,075	133,008
Ceva, Inc. (I)(L)	1,932	55,661
Cirrus Logic, Inc. (I)(L)	5,496	89,530

173

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.	2,116	$21,414
CSR PLC, ADR (I)	568	6,129
Cymer, Inc. (I)	2,543	113,723
Diodes, Inc. (I)	2,964	60,762
DSP Group, Inc. (I)	2,295	13,495
Entegris, Inc. (I)	11,265	94,964
Entropic Communications, Inc. (I)(L)	7,212	35,916
Exar Corp. (I)	3,397	21,401
FormFactor, Inc. (I)	4,524	26,782
FSI International, Inc. (I)	2,311	6,009
GSI Technology, Inc. (I)	1,958	9,594
GT Advanced Technologies Inc. (I)(L)	10,578	81,662
Hittite Microwave Corp. (I)	2,620	142,554
Inphi Corp. (I)	1,733	18,699
Integrated Device Technology, Inc. (I)	12,438	72,140
Integrated Silicon Solution, Inc. (I)	2,334	21,776
IXYS Corp. (I)	2,033	23,461
Kopin Corp. (I)	5,653	19,899
Kulicke & Soffa Industries, Inc. (I)	5,989	54,500
Lattice Semiconductor Corp. (I)	9,717	66,950
LTX-Credence Corp. (I)	4,240	25,822
Maxlinear, Inc., Class A (I)	1,607	7,746
Micrel, Inc.	4,171	43,378
Microsemi Corp. (I)	7,254	128,831
Mindspeed Technologies, Inc. (I)	3,014	15,522
MIPS Technologies, Inc. (I)	4,554	21,859
MKS Instruments, Inc.	4,391	117,942
Monolithic Power Systems, Inc. (I)	2,594	31,232
MoSys, Inc. (I)(L)	3,308	10,354
Nanometrics, Inc. (I)	1,715	28,246
Netlogic Microsystems, Inc. (I)	5,864	289,799
NVE Corp. (I)	424	24,838
Omnivision Technologies, Inc. (I)	4,860	52,439
PDF Solutions, Inc. (I)	2,252	14,075
Pericom Semiconductor Corp. (I)	2,320	18,073
Photronics, Inc. (I)(L)	4,966	28,753
PLX Technology, Inc. (I)	4,323	13,358
Power Integrations, Inc. (L)	2,423	85,168
Rambus, Inc. (I)	8,200	65,436
RF Micro Devices, Inc. (I)	23,160	144,287
Rubicon Technology, Inc. (I)	1,513	14,358
Rudolph Technologies, Inc. (I)	2,768	21,756
Semtech Corp. (I)	5,442	126,254
Sigma Designs, Inc. (I)	2,797	19,495
Silicon Image, Inc. (I)	6,656	32,681
Spansion, Inc., Class A (I)	4,245	37,101
Standard Microsystems Corp. (I)	1,932	48,358
Supertex, Inc. (I)	1,015	18,788
Tessera Technologies, Inc. (I)	4,328	75,091
TriQuint Semiconductor, Inc. (I)	13,806	60,332
Ultra Clean Holdings, Inc. (I)	2,067	11,679
Ultratech, Inc. (I)	2,117	49,114
Veeco Instruments, Inc. (I)(L)	3,424	85,223
Volterra Semiconductor Corp. (I)	2,057	50,397

		3,393,371
Software - 4.22%
Accelrys, Inc. (I)	4,895	34,901
ACI Worldwide, Inc. (I)	2,834	85,247
Actuate Corp. (I)	3,194	21,080
Advent Software, Inc. (I)	2,777	74,979
American Software, Inc., Class A	2,183	18,425
Aspen Technology, Inc. (I)	7,154	127,699
Blackbaud, Inc.	3,769	110,846
Bottomline Technologies, Inc. (I)	3,075	69,188

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
BroadSoft, Inc. (I)(L)	1,901	$66,687
Callidus Software, Inc. (I)	2,860	14,643
CommVault Systems, Inc. (I)	3,715	184,375
Concur Technologies, Inc. (I)	3,764	177,774
Convio, Inc. (I)	1,264	12,969
Deltek, Inc. (I)	2,007	16,357
DemandTec, Inc. (I)	2,900	22,040
Digimarc Corp. (I)	580	15,074
Ebix, Inc. (L)	2,464	52,976
EPIQ Systems, Inc.	2,708	36,558
Fair Isaac Corp.	3,354	121,985
FalconStor Software, Inc. (I)	3,208	9,111
Glu Mobile Inc. (I)(L)	4,179	12,913
Interactive Intelligence Group (I)	1,220	27,206
JDA Software Group, Inc. (I)	3,576	112,716
Kenexa Corp. (I)	2,231	55,775
Magma Design Automation, Inc. (I)(L)	5,714	32,684
Manhattan Associates, Inc. (I)	1,739	78,498
Mentor Graphics Corp. (I)	8,145	103,767
MicroStrategy, Inc., Class A (I)	674	82,990
Monotype Imaging Holdings, Inc. (I)	3,052	45,261
Netscout Systems, Inc. (I)	3,178	56,155
NetSuite, Inc. (I)	2,288	92,756
Opnet Technologies, Inc.	1,219	43,482
Parametric Technology Corp. (I)	10,016	208,633
Pegasystems, Inc. (L)	1,405	40,576
Progress Software Corp. (I)	5,657	115,233
PROS Holdings, Inc. (I)	1,844	29,522
QLIK Technologies, Inc. (I)	5,936	162,468
Quest Software, Inc. (I)	5,158	93,205
RealD, Inc. (I)	3,496	33,492
RealPage, Inc. (I)	2,565	64,202
Rosetta Stone, Inc. (I)	1,034	7,166
S1 Corp. (I)	4,597	44,775
Seachange International, Inc. (I)	2,402	19,240
SolarWinds, Inc. (I)	4,800	157,392
Sourcefire, Inc. (I)(L)	2,414	79,952
SS&C Technologies Holdings, Inc. (I)	2,172	34,861
SuccessFactors, Inc. (I)(L)	7,032	180,019
Synchronoss Technologies, Inc. (I)	2,226	66,535
Take-Two Interactive Software, Inc. (I)	6,195	86,420
Taleo Corp. (I)	3,472	112,458
Tangoe, Inc. (I)	919	12,480
TeleCommunication Systems, Inc. (I)	4,310	11,594
TeleNav, Inc. (I)	1,448	11,903
THQ, Inc. (I)	6,296	10,703
TiVo, Inc. (I)	10,063	99,422
Tyler Technologies, Inc. (I)	2,714	86,984
Ultimate Software Group, Inc. (I)	2,182	144,710
VASCO Data Security International, Inc. (I)	2,320	19,558
Verint Systems, Inc. (I)	1,821	51,516
VirnetX Holding Corp. (I)(L)	3,431	68,071
Wave Systems Corp. Class A (I)(L)	7,338	16,511
Websense, Inc. (I)	3,419	61,918

		4,148,636

		15,942,013
Materials - 4.34%
Chemicals - 1.91%
A. Schulman, Inc.	2,610	53,949
American Vanguard Corp.	1,935	24,691
Balchem Corp.	2,450	101,675
Calgon Carbon Corp. (I)	4,777	71,082
Chemtura Corp. (I)	8,122	94,621

174

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ferro Corp. (I)	7,334	$42,611
Flotek Industries, Inc. (I)	4,235	38,581
Futurefuel Corp.	1,622	20,518
Georgia Gulf Corp. (I)	2,874	55,210
H.B. Fuller Company	4,165	96,045
Hawkins, Inc.	752	29,712
Innophos Holdings, Inc.	1,837	90,472
Innospec, Inc. (I)	1,991	57,858
KMG Chemicals, Inc.	714	11,174
Koppers Holdings, Inc.	1,732	57,208
Kraton Performance Polymers, Inc. (I)	2,697	56,691
Landec Corp. (I)	2,546	15,149
LSB Industries, Inc. (I)	1,549	48,437
Minerals Technologies, Inc.	1,549	89,842
NewMarket Corp.	755	149,407
Olin Corp.	6,687	127,053
OM Group, Inc. (I)	2,616	59,514
Omnova Solutions, Inc. (I)	3,940	17,139
PolyOne Corp.	7,882	84,810
Quaker Chemical Corp.	1,081	42,062
Senomyx, Inc. (I)	3,580	13,819
Sensient Technologies Corp.	4,219	159,352
Spartech Corp. (I)	2,895	12,333
Stepan Company	680	55,243
STR Holdings, Inc. (I)(L)	2,665	24,411
TPC Group, Inc. (I)	1,147	27,528
Zep, Inc.	1,918	27,025
Zoltek Companies, Inc. (I)	2,512	20,624

		1,875,846
Construction Materials - 0.16%
Eagle Materials, Inc.	3,748	86,766
Headwaters, Inc. (I)	5,441	13,929
Texas Industries, Inc. (L)	1,942	49,191
United States Lime & Minerals, Inc. (I)	113	6,240

		156,126
Containers & Packaging - 0.16%
AEP Industries, Inc. (I)	458	11,152
Boise, Inc.	8,763	52,315
Graphic Packaging Holding Company (I)	13,385	59,296
Myers Industries, Inc.	2,709	33,212

		155,975
Metals & Mining - 1.52%
A. M. Castle & Company (I)	1,476	20,074
AMCOL International Corp. (L)	2,075	68,745
Century Aluminum Company (I)	4,378	42,160
Coeur d’Alene Mines Corp. (I)	7,496	219,408
General Moly, Inc. (I)(L)	5,918	19,825
Globe Specialty Metals, Inc.	5,329	79,562
Gold Resource Corp. (L)	2,397	48,324
Golden Minerals Company (I)	2,448	16,842
Golden Star Resources, Ltd. (I)(L)	21,814	45,155
Haynes International, Inc.	1,029	61,699
Hecla Mining Company	23,436	145,069
Horsehead Holding Corp. (I)	3,754	34,875
Jaguar Mining, Inc. (I)(L)	7,152	51,137
Kaiser Aluminum Corp. (L)	1,393	64,914
Materion Corp. (I)	1,726	42,442
Metals USA Holdings Corp. (I)	1,067	12,014
Midway Gold Corp. (I)	7,464	17,615
Noranda Aluminum Holding Corp.	1,991	16,366
Olympic Steel, Inc.	840	19,942
Paramount Gold and Silver Corp. (I)(L)	9,935	26,228
Revett Minerals, Inc. (I)	2,324	11,620

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
RTI International Metals, Inc. (I)	2,563	$69,970
Stillwater Mining Company (I)(L)	8,687	94,775
Suncoke Energy, Inc. (I)	1,102	12,717
Thompson Creek Metals Company, Inc. (I)	12,850	89,822
Universal Stainless & Alloy Products, Inc. (I)	618	23,373
US Gold Corp. (I)(L)	8,863	36,781
Vista Gold Corp. (I)(L)	6,177	22,299
Worthington Industries, Inc.	4,832	84,995

		1,498,748
Paper & Forest Products - 0.59%
Buckeye Technologies, Inc.	3,327	103,070
Clearwater Paper Corp. (I)	1,947	68,515
Deltic Timber Corp.	913	58,478
KapStone Paper and Packaging Corp. (I)	3,289	54,532
Louisiana-Pacific Corp. (I)	11,121	88,746
Neenah Paper, Inc.	1,309	24,491
P.H. Glatfelter Company	3,895	56,478
Schweitzer-Mauduit International, Inc.	1,346	95,862
Wausau Paper Corp.	4,165	32,154

		582,326

		4,269,021
Telecommunication Services - 0.81%
Diversified Telecommunication Services - 0.68%
8x8, Inc. (I)	5,375	19,780
AboveNet, Inc.	1,930	115,298
Alaska Communications
Systems Group, Inc. (L)	4,097	21,919
Atlantic Tele-Network, Inc.	808	33,451
Cbeyond, Inc. (I)	2,498	18,510
Cincinnati Bell, Inc. (I)	16,610	48,833
Cogent Communications Group, Inc. (I)	3,895	66,254
Consolidated Communications Holdings, Inc.	2,231	41,207
Fairpoint Communications, Inc. (I)(L)	1,946	9,244
General Communication, Inc., Class A (I)	3,567	36,348
HickoryTech Corp.	1,333	14,410
IDT Corp., Class B	1,186	15,418
inContact, Inc. (I)	2,828	12,443
Iridium Communications, Inc. (I)(L)	3,799	27,011
Lumos Networks Corp.	1,300	19,019
Neutral Tandem, Inc. (I)	2,736	29,576
PAETEC Holding Corp. (I)	10,588	56,858
Premiere Global Services, Inc. (I)	4,422	36,570
SureWest Communications	1,352	15,534
Towerstream Corp. (I)	3,974	8,226
Vonage Holdings Corp. (I)	11,421	29,466

		675,375
Wireless Telecommunication Services - 0.13%
Leap Wireless International, Inc. (I)	5,168	46,874
NTELOS Holdings Corp.	1,300	27,443
Shenandoah Telecommunications Company	2,122	23,427
USA Mobility, Inc.	1,927	27,017

		124,761

		800,136
Utilities - 3.59%
Electric Utilities - 1.47%
Allete, Inc.	2,705	107,794
Central Vermont Public Service Corp.	1,153	40,574
Cleco Corp.	5,079	183,555
El Paso Electric Company	3,546	122,408
IDACORP, Inc.	4,149	170,068
MGE Energy, Inc.	2,012	90,017

175

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Otter Tail Corp.	3,158	$68,465
PNM Resources, Inc.	7,266	138,853
Portland General Electric Company	6,308	158,015
The Empire District Electric Company	3,586	75,485
UIL Holdings Corp.	4,250	148,070
Unisource Energy Corp.	3,099	114,291
Unitil Corp.	1,083	30,032

		1,447,627
Gas Utilities - 1.29%
Chesapeake Utilities Corp.	867	37,272
New Jersey Resources Corp.	3,438	162,652
Nicor, Inc.	3,762	211,123
Northwest Natural Gas Company (L)	2,254	106,073
Piedmont Natural Gas Company, Inc.	5,949	196,139
South Jersey Industries, Inc.	2,505	140,731
Southwest Gas Corp.	3,825	154,645
The Laclede Group, Inc.	1,938	77,772
WGL Holdings, Inc.	4,250	182,198

		1,268,605
Independent Power Producers & Energy Traders - 0.15%
Atlantic Power Corp. (L)	5,937	78,072
Dynegy, Inc. (I)(L)	8,994	26,532
Genie Energy, Ltd. (I)	1,186	8,575
Ormat Technologies, Inc.	1,562	29,647

		142,826
Multi-Utilities - 0.42%
Avista Corp.	4,864	121,600
Black Hills Corp.	3,337	109,287
CH Energy Group, Inc.	1,354	76,298
NorthWestern Corp.	3,057	106,628

		413,813
Water Utilities - 0.26%
American States Water Company	1,577	55,637
Cadiz, Inc. (I)	1,273	10,871
California Water Service Group	3,625	66,809
Connecticut Water Service, Inc. (L)	958	27,743
Consolidated Water Company, Ltd.	1,690	13,909
Middlesex Water Company	1,563	28,916
SJW Corp.	1,265	31,233
York Water Company	1,402	25,138

		260,256

		3,533,127

TOTAL COMMON STOCKS (Cost $71,760,364)		$93,076,251

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$1,500	$996

TOTAL CORPORATE BONDS (Cost $1,207)		$996

WARRANTS - 0.00%
Magnum Hunter Resources (Strike Price:
$10.50; Expiration: 10/14/2013) (I)(L)	854	$209

TOTAL WARRANTS (Cost $0)		$209

SECURITIES LENDING COLLATERAL - 10.40%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	1,022,039	10,227,648

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,225,870)		$10,227,648

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.60%
Repurchase Agreement - 4.60%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $4,530,001 on 12/01/2011,
collateralized by $4,225,000 U.S. Treasury
Notes, 2.750% due 02/15/2019 (valued at
$4,621,094, including interest)	$4,530,000	$4,530,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,530,000)		$4,530,000

Total Investments (Small Cap Index Fund)
(Cost $86,517,441) - 109.60%		$107,835,104
Other assets and liabilities, net - (9.60%)		(9,447,831)

TOTAL NET ASSETS - 100.00%		$98,387,273

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.65%
Consumer Discretionary - 15.84%
Auto Components - 1.32%
Dana Holding Corp. (I)	48,352	$602,466
Drew Industries, Inc.	2,900	62,930
Exide Technologies (I)	10,280	28,373
Federal-Mogul Corp. (I)	3,604	52,618
Modine Manufacturing Company (I)	56,762	549,456
Motorcar Parts of America, Inc. (I)	2,590	19,244
Shiloh Industries, Inc.	1,546	13,048
Spartan Motors, Inc.	4,866	24,330
Standard Motor Products, Inc.	3,300	64,449
Superior Industries International, Inc.	5,170	84,168
TRW Automotive Holdings Corp. (I)	15,863	518,086

		2,019,168
Distributors - 0.07%
Core-Mark Holding Company, Inc.	2,190	84,446
Voxx International Corp. (I)	2,806	20,315

		104,761
Diversified Consumer Services - 0.25%
Ascent Media Corp., Class A (I)	2,709	126,050
Cambium Learning Group, Inc. (I)	3,781	12,099
Career Education Corp. (I)	5	35
Carriage Services, Inc.	1,315	7,666
Corinthian Colleges, Inc. (I)	382	1,005
Education Management Corp. (I)	762	16,977
Mac-Gray Corp.	768	9,485
Matthews International Corp., Class A	200	6,634
Regis Corp.	7,952	128,981
Service Corp. International	5,348	54,817
Stewart Enterprises, Inc., Class A	1,666	10,363

		374,112
Hotels, Restaurants & Leisure - 3.11%
Bally Technologies, Inc. (I)	14,068	539,367
Benihana, Inc. (I)	2,022	20,685
Biglari Holdings, Inc. (I)	222	76,328
Bluegreen Corp. (I)	7,080	18,550
Bob Evans Farms, Inc.	2,266	75,866
Boyd Gaming Corp. (I)	13,073	87,589
Canterbury Park Holding Corp. (I)	100	1,196
Churchill Downs, Inc.	1,871	90,818
DineEquity, Inc. (I)	16,082	757,141

176

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Dover Downs Gaming & Entertainment, Inc.	2,392	$4,808
Full House Resorts, Inc. (I)	632	1,662
Gaming Partners International Corp.	400	2,480
Gaylord Entertainment Company (I)	5,300	112,466
Great Wolf Resorts, Inc. (I)	6,052	15,069
International Speedway Corp., Class A	5,732	141,007
Isle of Capri Casinos, Inc. (I)	7,312	36,048
Lakes Gaming, Inc. (I)	4,339	9,416
Life Time Fitness, Inc. (I)	2,800	114,044
Luby’s, Inc. (I)	6,723	32,607
Marcus Corp.	4,570	55,983
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	2,384	20,741
Monarch Casino & Resort, Inc. (I)	2,300	22,057
MTR Gaming Group, Inc. (I)	4,201	6,638
Multimedia Games Holding Company, Inc. (I)	1,794	13,276
O’Charley’s, Inc. (I)	4,887	31,472
Orient Express Hotels, Ltd., Class A (I)	11,800	84,842
P.F. Chang’s China Bistro, Inc. (L)	13,093	397,111
Papa John’s International, Inc. (I)	16,013	606,893
Pinnacle Entertainment, Inc. (I)	8,929	94,380
Red Lion Hotels Corp. (I)	314	2,198
Red Robin Gourmet Burgers, Inc. (I)	1,400	37,212
Rick’s Cabaret International, Inc. (I)	2,292	17,809
Ruby Tuesday, Inc. (I)	8,325	61,022
Ruth’s Hospitality Group, Inc. (I)	3,690	18,302
Speedway Motorsports, Inc.	6,816	95,288
Texas Roadhouse, Inc., Class A (L)	45,757	612,686
The Wendy’s Company	47,925	237,708
Vail Resorts, Inc.	4,149	184,631

		4,737,396
Household Durables - 1.62%
Acme United Corp.	300	2,889
Bassett Furniture Industries, Inc.	1,320	10,494
Beazer Homes USA, Inc. (I)	14,270	30,681
Blyth, Inc.	1,011	66,544
Cavco Industries, Inc. (I)	648	26,367
CSS Industries, Inc.	926	19,678
D.R. Horton, Inc.	12,170	144,945
Emerson Radio Corp. (I)	6,514	10,292
Ethan Allen Interiors, Inc.	6,700	136,010
Furniture Brands International, Inc. (I)	11,407	11,521
Helen of Troy, Ltd. (I)	4,435	132,473
Hooker Furniture Corp.	2,845	27,767
Jarden Corp.	2,206	68,695
KB Home	7,492	55,066
Kid Brands, Inc. (I)	2,309	6,858
La-Z-Boy, Inc. (I)	9,201	91,090
Lennar Corp., Class A	17,134	315,437
Lennar Corp., Class B	1,865	26,203
Lifetime Brands, Inc.	661	7,879
M/I Homes, Inc. (I)	4,500	40,680
MDC Holdings, Inc.	1,223	21,831
Meritage Homes Corp. (I)	3,500	76,370
Mohawk Industries, Inc. (I)	8,400	458,304
Pulte Group, Inc. (I)	35,329	215,860
Ryland Group, Inc.	4,400	66,176
Skyline Corp.	705	4,068
Standard Pacific Corp. (I)	12,794	40,685
Stanley Furniture Company, Inc. (I)	2,115	6,345
Toll Brothers, Inc. (I)	15,302	310,784
Whirlpool Corp.	732	35,912

		2,467,904

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.02%
1-800-Flowers.com, Inc., Class A (I)	5,490	$13,286
dELiA*s, Inc. (I)	3,000	3,750
Gaiam, Inc., Class A (I)	3,280	12,267
ValueVision Media, Inc. (I)	633	1,203

		30,506
Leisure Equipment & Products - 0.20%
Arctic Cat, Inc. (I)	2,170	43,140
Callaway Golf Company	7,813	44,143
Jakks Pacific, Inc.	3,677	70,194
Leapfrog Enterprises, Inc. (I)	7,584	41,257
Smith & Wesson Holding Corp. (I)	5,368	16,533
Steinway Musical Instruments, Inc. (I)	2,960	80,334
The Nautilus Group, Inc. (I)	1,456	2,373

		297,974
Media - 1.45%
AH Belo Corp.	4,621	19,085
Beasley Broadcasting Group, Inc. (I)	447	1,734
Belo Corp., Class A	7,770	45,455
Central European Media Enterprises, Ltd. (I)	2,003	16,885
Cinemark Holdings, Inc.	900	17,631
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,800	31,668
EW Scripps Company (I)	10,582	89,947
Fisher Communications, Inc. (I)	2,124	63,508
Gannett Company, Inc.	20,717	224,987
Gray Television, Inc. (I)	8,117	13,799
Harte-Hanks, Inc.	9,457	86,059
Journal Communications, Inc., Class A (I)	8,168	34,306
Lee Enterprises, Inc. (I)	3,600	1,948
Live Nation Entertainment, Inc. (I)	16,438	142,024
Martha Stewart Living
Omnimedia, Inc., Class A (I)	4,500	13,410
Media General, Inc., Class A (I)	5,000	19,250
Meredith Corp.	1,195	34,655
New Frontier Media, Inc. (I)	1,891	2,061
Outdoor Channel Holdings, Inc.	1,659	11,596
Radio One, Inc., Class D (I)	4,508	5,094
Salem Communications Corp., Class A	1,200	2,880
The Interpublic Group of Companies, Inc.	80,167	751,966
The Madison Square Garden, Inc., Class A (I)	4,734	137,854
The McClatchy Company, Class A (I)	13,372	15,645
The Washington Post Company, Class B	1,176	422,078

		2,205,525
Multiline Retail - 0.99%
Dillard’s, Inc., Class A (L)	27,329	1,284,463
Fred’s, Inc., Class A	8,613	115,931
Saks, Inc. (I)	10,586	100,779
Tuesday Morning Corp. (I)	4,400	14,256

		1,515,429
Specialty Retail - 5.88%
Americas Car-Mart, Inc. (I)	1,101	39,570
Asbury Automotive Group, Inc. (I)	2,300	45,356
AutoNation, Inc. (I)	1,500	54,165
Barnes & Noble, Inc. (I)	9,129	159,210
Bebe Stores, Inc.	16,585	122,066
Books-A-Million, Inc.	2,241	5,109
Brown Shoe Company, Inc.	6,262	52,538
Build-A-Bear Workshop, Inc. (I)	3,247	25,944
Cabela’s, Inc. (I)	8,792	207,227
Cache, Inc. (I)	2,290	13,511
Casual Male Retail Group, Inc. (I)	6,459	20,863
Charming Shoppes, Inc. (I)	17,375	67,415

177

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Christopher & Banks Corp. (I)	7,727	$22,099
Citi Trends, Inc. (I)	20	177
Collective Brands, Inc. (I)	4,984	69,527
Conn’s, Inc. (I)	7,677	86,597
DSW, Inc., Class A	2,814	126,630
Express, Inc.	36,968	838,804
Foot Locker, Inc.	15,400	363,286
GameStop Corp., Class A (I)	16,216	374,914
Genesco, Inc. (I)(L)	24,118	1,424,168
GNC Holdings, Inc., Class A (I)	33,977	926,553
Golfsmith International Holdings, Inc. (I)	700	2,674
Group 1 Automotive, Inc.	3,300	162,063
Haverty Furniture Companies, Inc.	4,100	49,569
hhgregg, Inc. (I)	1,715	27,166
HOT Topic, Inc.	9,900	70,290
Lithia Motors, Inc., Class A	5,348	118,779
MarineMax, Inc. (I)	4,389	27,958
New York & Company, Inc. (I)	2,900	7,772
Pacific Sunwear of California, Inc. (I)	15,200	21,128
Penske Automotive Group, Inc. (L)	35,913	728,675
PEP Boys - Manny, Moe & Jack	9,800	111,328
Rent-A-Center, Inc.	12,800	460,160
Shoe Carnival, Inc. (I)	1,944	46,228
Sonic Automotive, Inc.	2,665	39,362
Stage Stores, Inc.	5,947	74,575
Stein Mart, Inc. (I)	5,406	35,517
Systemax, Inc. (I)	4,305	63,284
The Buckle, Inc. (L)	17,795	711,088
The Finish Line, Inc., Class A	39,107	824,376
The Men’s Wearhouse, Inc.	7,700	214,291
The Wet Seal, Inc., Class A (I)	14,505	50,042
West Marine, Inc. (I)	4,685	45,726
Zale Corp. (I)	6,957	23,932

		8,961,712
Textiles, Apparel & Luxury Goods - 0.93%
Charles & Colvard, Ltd. (I)	775	2,015
Culp, Inc. (I)	600	4,962
Delta Apparel, Inc. (I)	522	9,396
G-III Apparel Group, Ltd. (I)	200	3,686
Heelys, Inc. (I)	1,265	2,290
Iconix Brand Group, Inc. (I)	14,828	255,931
K-Swiss, Inc., Class A (I)	2,217	6,296
Kenneth Cole Productions, Inc., Class A (I)	1,900	20,197
Lacrosse Footwear, Inc.	1,274	15,352
Lakeland Industries, Inc. (I)	700	5,215
Movado Group, Inc.	3,584	56,376
Perry Ellis International, Inc. (I)	2,224	31,803
PVH Corp.	12,137	823,981
Quiksilver, Inc. (I)	18,231	56,334
RG Barry Corp.	1,273	16,549
Rocky Brands, Inc. (I)	1,126	10,686
Skechers U.S.A., Inc., Class A (I)	1,756	23,636
Tandy Brands Accessories, Inc. (I)	100	99
The Jones Group, Inc.	4,200	45,570
Unifi, Inc. (I)	4,120	32,136

		1,422,510

		24,136,997
Consumer Staples - 4.98%
Beverages - 0.14%
Central European Distribution Corp. (I)	5,941	27,269
Coca-Cola Bottling Company Consolidated	570	31,920
Constellation Brands, Inc., Class A (I)	6,120	119,156
Craft Brewers Alliance, Inc. (I)	2,766	17,841

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
MGP Ingredients, Inc.	2,626	$13,104

		209,290
Food & Staples Retailing - 0.99%
Ingles Markets, Inc.	2,701	41,649
Nash Finch Company	2,322	64,436
Spartan Stores, Inc.	4,932	88,924
SUPERVALU, Inc.	23,700	174,195
Susser Holdings Corp. (I)	3,944	90,633
The Andersons, Inc.	2,066	91,503
The Pantry, Inc. (I)	4,883	60,403
United Natural Foods, Inc. (I)	19,435	744,944
Weis Markets, Inc.	2,061	82,275
Winn-Dixie Stores, Inc. (I)	11,287	62,417

		1,501,379
Food Products - 3.22%
Alico, Inc.	490	8,791
Cal-Maine Foods, Inc.	700	23,702
Chiquita Brands International, Inc. (I)	5,723	47,558
Corn Products International, Inc.	15,154	787,856
Darling International, Inc. (I)	59,127	849,655
Dean Foods Company (I)	24,900	252,984
Dole Food Company, Inc. (I)	9,842	83,165
Farmer Brothers Company (I)	100	778
Fresh Del Monte Produce, Inc.	9,985	250,524
Imperial Sugar Company (I)	2,770	12,243
Omega Protein Corp. (I)	4,810	40,548
Ralcorp Holdings, Inc. (I)	5,539	450,431
Sanderson Farms, Inc.	800	41,176
Seneca Foods Corp., Class A (I)	2,016	45,804
Smart Balance, Inc. (I)	6,928	36,788
Smithfield Foods, Inc. (I)	19,056	466,681
Snyders-Lance, Inc.	1,625	34,336
The Hain Celestial Group, Inc. (I)	9,339	348,718
Tootsie Roll Industries, Inc.	284	6,847
TreeHouse Foods, Inc. (I)	16,917	1,115,338

		4,903,923
Household Products - 0.17%
Central Garden & Pet Company (I)	2,913	25,197
Central Garden & Pet Company, Class A (I)	7,728	68,625
Oil-Dri Corp of America	855	17,835
Orchids Paper Products Company	100	1,500
Spectrum Brands Holdings, Inc. (I)	5,367	150,383

		263,540
Personal Products - 0.32%
CCA Industries, Inc.	400	2,020
Inter Parfums, Inc.	117	2,005
Mannatech, Inc. (I)	838	411
Nutraceutical International Corp. (I)	2,391	27,975
Parlux Fragrances, Inc. (I)	5,083	16,520
Physicians Formula Holdings, Inc. (I)	200	706
Prestige Brands Holdings, Inc. (I)	44,133	436,034

		485,671
Tobacco - 0.14%
Alliance One International, Inc. (I)	16,283	45,592
Universal Corp.	3,700	175,306

		220,898

		7,584,701
Energy - 9.33%
Energy Equipment & Services - 5.28%
Basic Energy Services, Inc. (I)	5,693	107,256

178

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Bolt Technology Corp.	1,048	$12,104
Bristow Group, Inc.	7,057	325,045
Cal Dive International, Inc. (I)	8,437	19,911
Dawson Geophysical Company (I)	1,649	57,517
Dresser-Rand Group, Inc. (I)	14,688	764,804
ENGlobal Corp. (I)	267	577
Exterran Holdings, Inc. (I)	9,219	105,650
Global Industries, Ltd. (I)	14,600	116,508
Gulf Islands Fabrication, Inc.	3,360	95,525
Gulfmark Offshore, Inc., Class A (I)	5,420	242,979
Helix Energy Solutions Group, Inc. (I)	22,253	394,768
Hercules Offshore, Inc. (I)	20,463	79,601
Hornbeck Offshore Services, Inc. (I)	5,800	195,692
Key Energy Services, Inc. (I)	5,599	84,545
Lufkin Industries, Inc.	8,968	628,477
Matrix Service Company (I)	5,600	52,416
Mitcham Industries, Inc. (I)	2,445	35,795
Natural Gas Services Group, Inc. (I)	2,736	37,511
Newpark Resources, Inc. (I)	14,056	125,942
Oceaneering International, Inc.	18,911	899,407
Oil States International, Inc. (I)	10,893	819,698
Parker Drilling Company (I)	16,600	115,536
Patterson-UTI Energy, Inc.	10,900	229,118
PHI, Inc. (I)	2,700	64,584
Pioneer Drilling Company (I)	13,710	150,536
Rowan Companies, Inc. (I)	13,921	472,061
SEACOR Holdings, Inc. (I)	2,519	218,574
Superior Energy Services, Inc. (I)(L)	20,546	610,422
Tetra Technologies, Inc. (I)	7,049	64,710
TGC Industries, Inc. (I)	2,854	22,975
Tidewater, Inc.	5,452	274,781
Union Drilling, Inc. (I)	5,316	38,913
Unit Corp. (I)	10,500	531,510
Willbros Group, Inc. (I)	11,697	45,267

		8,040,715
Oil, Gas & Consumable Fuels - 4.05%
Alon USA Energy, Inc.	8,155	69,725
Approach Resources, Inc. (I)	1,893	59,213
Berry Petroleum Company, Class A	802	35,192
BioFuel Energy Corp. (I)	4,818	2,546
BPZ Resources, Inc. (I)	257	820
Comstock Resources, Inc. (I)	5,496	91,398
Contango Oil & Gas Company (I)	300	18,900
Crimson Exploration, Inc. (I)	6,418	18,612
Crosstex Energy, Inc.	5,200	62,244
CVR Energy, Inc. (I)	8,191	149,076
Delek US Holdings, Inc.	5,562	61,126
DHT Holdings, Inc.	8,789	7,207
Double Eagle Petroleum &
Mining Company (I)	1,718	12,301
Endeavour International Corp. (I)	3,910	27,018
Energen Corp.	16,179	820,599
Energy Partners, Ltd. (I)	7,993	110,463
Forest Oil Corp. (I)	30,749	493,214
Georesources, Inc. (I)	1,959	55,851
GMX Resources, Inc. (I)	500	660
Green Plains Renewable Energy, Inc. (I)	7,707	81,232
Harvest Natural Resources, Inc. (I)	6,322	57,846
HKN, Inc. (I)	349	914
Overseas Shipholding Group, Inc.	4,418	46,610
Penn Virginia Corp.	5,500	29,150
Petroleum Development Corp. (I)	3,810	127,826
Plains Exploration & Production Company (I)	12,564	447,027
Rex Energy Corp. (I)	3,679	59,416

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc. (I)	16,915	$919,161
SandRidge Energy, Inc. (I)(L)	63,271	465,042
SemGroup Corp., Class A (I)	2,466	69,418
Ship Finance International, Ltd.	2,539	25,415
Stone Energy Corp. (I)	977	27,639
Sunoco, Inc.	12,273	476,315
Swift Energy Company (I)	6,796	199,734
Teekay Corp.	7,649	211,265
Tesoro Corp. (I)	21,000	501,690
Triangle Petroleum Corp. (I)	4,500	25,875
USEC, Inc. (I)	23,391	32,981
Vaalco Energy, Inc. (I)	626	3,944
Warren Resources, Inc. (I)	7,110	20,264
Western Refining, Inc. (I)	21,251	252,674

		6,177,603

		14,218,318
Financials - 19.07%
Capital Markets - 1.60%
Affiliated Managers Group, Inc. (I)	6,323	597,966
American Capital, Ltd. (I)	42,022	292,893
Calamos Asset Management, Inc.	700	8,281
Capital Southwest Corp.	697	59,928
Cowen Group, Inc., Class A (I)	25,390	62,459
Edelman Financial Group, Inc.	4,208	28,614
Evercore Partners, Inc., Class A	23,263	644,152
FirstCity Financial Corp. (I)	400	2,796
GFI Group, Inc.	7,507	31,905
Gleacher & Company, Inc. (I)	4,718	6,086
Harris & Harris Group, Inc. (I)	4,423	15,834
ICG Group, Inc. (I)	1,662	14,310
Investment Technology Group, Inc. (I)	6,101	64,976
JMP Group, Inc.	3,000	21,270
Knight Capital Group, Inc., Class A (I)	1,243	15,699
Legg Mason, Inc.	13,701	363,488
MCG Capital Corp.	14,794	65,389
Medallion Financial Corp.	3,955	46,511
Oppenheimer Holdings, Inc., Class A	1,506	23,283
Penson Worldwide, Inc. (I)	4,893	5,725
Piper Jaffray Companies (I)	300	6,210
Safeguard Scientifics, Inc. (I)	1,932	32,554
SWS Group, Inc. (I)	4,200	26,964

		2,437,293
Commercial Banks - 5.68%
1st Source Corp.	3,680	92,405
1st United Bancorp, Inc. (I)	1,670	9,202
American National Bankshares, Inc.	48	890
Ameris Bancorp (I)	1,890	18,900
Associated Banc-Corp.	20,118	209,227
BancFirst Corp.	601	22,315
Bancorp Rhode Island, Inc.	221	9,560
Bancorp, Inc. (I)	5,997	47,976
BancTrust Financial Group, Inc. (I)	2,912	5,038
Bank of Florida Corp. (I)	2,087	0
Banner Corp.	2,395	38,751
BBCN Bancorp, Inc. (I)	3,825	35,840
Boston Private Financial Holdings, Inc.	12,512	97,218
Bryn Mawr Bank Corp.	250	4,628
Cape Bancorp, Inc. (I)	443	3,234
Capital City Bank Group, Inc. (I)	2,956	31,068
Cardinal Financial Corp.	4,374	46,758
Cathay General Bancorp	7,662	106,272
Center Bancorp, Inc.	785	7,819
Center Financial Corp. (I)	6,298	46,416

179

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Centerstate Banks, Inc.	2,800	$15,792
Central Pacific Financial Corp. (I)	27	360
Chemical Financial Corp.	2,894	59,501
CoBiz Financial, Inc.	5,644	30,083
Columbia Banking System, Inc.	2,661	47,898
Commerce Bancshares, Inc. (L)	15,632	581,994
Community Bank Systems, Inc.	2,500	66,050
Community Trust Bancorp, Inc.	1,131	31,883
Crescent Financial Bancshares, Inc. (I)	510	2,249
CVB Financial Corp.	3,200	31,456
East West Bancorp, Inc.	32,880	643,462
Encore Bancshares, Inc. (I)	1,486	17,929
Enterprise Financial Services Corp.	3,205	46,280
Fidelity Southern Corp.	756	4,551
Financial Institutions, Inc.	1,228	20,446
First BanCorp/Puerto Rico (I)	378	1,323
First Bancorp/Troy NC	3,981	46,896
First Busey Corp.	6,117	32,175
First California Financial Group, Inc. (I)	2,606	8,053
First Commonwealth Financial Corp.	18,527	86,151
First Community Bancshares, Inc.	2,119	26,276
First Financial Bancorp	2,000	31,760
First Financial Corp./Indiana	1,094	36,419
First Interstate Bancsystem, Inc.	1,557	18,341
First Merchants Corp.	5,559	45,028
First Midwest Bancorp, Inc.	7,964	75,658
First South Bancorp, Inc. (I)	777	2,821
FirstMerit Corp.	10,793	157,686
FNB Corp.	8,238	87,817
German American Bancorp, Inc.	56	1,007
Glacier Bancorp, Inc.	2,400	28,824
Great Southern Bancorp, Inc.	1,203	25,684
Greene County Bancshares, Inc. (I)	3,216	4,149
Hampden Bancorp, Inc.	942	10,890
Hanmi Financial Corp.	6,186	5,415
Heartland Financial USA, Inc.	1,587	24,456
Heritage Commerce Corp. (I)	2,067	10,335
Heritage Financial Corp.	100	1,234
Home Bancorp, Inc. (I)	1,531	23,287
Home Bancshares, Inc.	820	20,385
Hudson Valley Holding Corp.	70	1,433
IBERIABANK Corp.	1,700	84,694
Independent Bank Corp. - MA	2,687	70,238
Independent Bank Corp. - Michigan (I)	2,100	2,940
International Bancshares Corp.	12,100	216,348
Intervest Bancshares Corp. (I)	437	1,180
Lakeland Bancorp, Inc.	3,194	27,628
Lakeland Financial Corp.	1,305	31,999
Macatawa Bank Corp. (I)	800	1,760
MainSource Financial Group, Inc.	4,787	39,636
MB Financial, Inc.	7,939	134,804
MBT Financial Corp. (I)	1,037	1,172
Mercantile Bank Corp. (I)	1,058	9,956
Metro Bancorp, Inc. (I)	1,942	16,449
Midsouth Bancorp, Inc.	91	1,161
MidWestOne Financial Group, Inc.	305	4,554
National Penn Bancshares, Inc.	11,091	92,388
NBT Bancorp, Inc.	1,263	26,902
NewBridge Bancorp. (I)	2,100	7,770
North Valley Bancorp (I)	43	421
Northrim BanCorp, Inc.	492	9,004
Old National Bancorp	4,401	49,379
Old Second Bancorp, Inc. (I)	1,554	1,943
OmniAmerican Bancorp, Inc. (I)	1,069	15,821
Oriental Financial Group, Inc.	4,139	45,446

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Pacific Capital Bancorp (I)	1,005	$25,979
Pacific Continental Corp.	2,139	20,256
Pacific Mercantile Bancorp (I)	1,399	4,141
PacWest Bancorp	1,100	20,548
Park National Corp.	500	30,450
Peoples Bancorp, Inc.	2,601	33,475
Pinnacle Financial Partners, Inc. (I)	6,390	95,786
Popular, Inc. (I)	64,102	95,512
Porter Bancorp, Inc.	735	1,580
Preferred Bank/Los Angeles CA (I)	173	1,306
PrivateBancorp, Inc.	200	1,920
Renasant Corp.	5,254	77,864
Republic Bancorp, Inc., Class A	155	3,286
Republic First Bancorp, Inc. (I)	1,501	2,101
S&T Bancorp, Inc.	2,700	49,842
Sandy Spring Bancorp, Inc.	2,665	46,131
SCBT Financial Corp.	1,021	29,078
Seacoast Banking Corp. of Florida (I)	3,000	4,470
Shore Bancshares, Inc.	600	3,522
Sierra Bancorp	1,564	15,812
Simmons First National Corp., Class A	1,319	34,954
Southern Community Financial Corp. (I)	1,600	1,712
Southside Bancshares, Inc.	1,393	30,214
Southwest Bancorp, Inc. (I)	3,030	14,938
State Bancorp, Inc.	2,399	28,044
StellarOne Corp.	5,610	68,779
Sterling Bancorp	2,100	18,333
Sun Bancorp, Inc. (I)	1,364	3,519
Susquehanna Bancshares, Inc.	21,739	172,173
Synovus Financial Corp.	105,279	156,866
Taylor Capital Group, Inc. (I)	1,353	11,582
Texas Capital Bancshares, Inc. (I)(L)	33,323	961,702
TIB Financial Corp. (I)	275	2,563
Tompkins Financial Corp.	108	4,331
Tower Bancorp., Inc.	1,034	28,218
TowneBank	2,588	32,169
TriCo Bancshares	1,200	17,724
Trustmark Corp.	2,300	51,428
UMB Financial Corp.	1,309	46,731
Umpqua Holdings Corp.	16,004	200,050
Union First Market Bankshares Corp.	2,929	38,341
United Community Banks, Inc. (I)	2,642	18,388
Univest Corp. of Pennsylvania	1,917	28,985
Virginia Commerce Bancorp, Inc. (I)	5,671	37,882
Washington Banking Company	1,315	14,820
Washington Trust Bancorp, Inc.	2,092	49,811
Webster Financial Corp.	6,524	128,523
WesBanco, Inc.	5,881	115,503
West Bancorp, Inc.	1,494	14,417
West Coast Bancorp (I)	1,371	22,279
Western Alliance Bancorp (I)	10,973	69,020
Wintrust Financial Corp. (L)	26,921	748,135
Yadkin Valley Financial Corp. (I)	1,614	2,663
Zions Bancorporation (L)	48,032	772,835

		8,651,238
Consumer Finance - 0.14%
Cash America International, Inc.	1,700	84,507
CompuCredit Holdings Corp. (I)	1,528	5,531
Nelnet, Inc., Class A	4,940	113,175
The First Marblehead Corp. (I)	10,871	12,284

		215,497
Diversified Financial Services - 0.54%
Asset Acceptance Capital Corp. (I)	2,909	10,240

180

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Asta Funding, Inc.	2,466	$20,443
Interactive Brokers Group, Inc., Class A	2,900	43,123
Marlin Business Services Corp.	2,737	35,581
MicroFinancial, Inc.	400	2,320
NewStar Financial, Inc. (I)	7,164	70,852
PHH Corp. (I)	6,924	106,353
PICO Holdings, Inc. (I)	1,400	30,996
Resource America, Inc.	3,296	16,282
The NASDAQ OMX Group, Inc. (I)	18,489	485,336

		821,526
Insurance - 7.27%
21st Century Holding Company (I)	1,233	3,428
Affirmative Insurance Holdings, Inc. (I)	1,153	1,130
Allied World Assurance
Company Holdings, Ltd.	5,100	303,399
Alterra Capital Holdings, Ltd.	8,508	195,259
American Equity Investment Life
Holding Company	11,036	122,058
American Financial Group, Inc.	34,659	1,247,724
American National Insurance Company	330	23,661
American Safety Insurance Holdings, Ltd. (I)	2,162	47,564
AMERISAFE, Inc. (I)	2,500	58,600
Amtrust Financial Services, Inc.	1,600	42,416
Argo Group International Holdings, Ltd.	4,561	133,637
Arthur J. Gallagher & Company	25,305	783,949
Aspen Insurance Holdings, Ltd.	7,772	206,113
Assurant, Inc.	9,808	384,866
Assured Guaranty, Ltd.	22,149	214,845
Axis Capital Holdings, Ltd.	10,224	326,452
Baldwin & Lyons, Inc., Class B	49	1,078
Cincinnati Financial Corp.	2,138	63,392
Citizens, Inc., Class A (I)	3,000	25,860
CNO Financial Group, Inc. (I)	43,615	275,647
Delphi Financial Group, Inc., Class A	4,817	132,468
Donegal Group, Inc.	2,470	33,716
Eastern Insurance Holdings, Inc.	2,200	29,942
EMC Insurance Group, Inc.	570	11,674
Employers Holdings, Inc.	1,300	22,581
Endurance Specialty Holdings, Ltd.	5,786	209,280
Enstar Group, Ltd. (I)	371	37,512
Everest Re Group, Ltd.	3,903	342,410
FBL Financial Group, Inc., Class A	6,307	214,312
First Acceptance Corp. (I)	4,470	5,230
First American Financial Corp.	6,349	73,648
Flagstone Reinsurance Holdings SA	13,753	112,500
Global Indemnity PLC (I)	2,416	45,517
Greenlight Capital Re, Ltd., Class A (I)	2,000	47,680
Hallmark Financial Services, Inc. (I)	3,571	28,389
Harleysville Group, Inc.	1,899	111,984
Hilltop Holdings, Inc. (I)	10,029	84,946
Horace Mann Educators Corp.	6,503	79,402
Independence Holding Company	2,560	21,786
Kemper Corp.	10,242	282,167
Maiden Holdings, Ltd.	10,361	90,141
MBIA, Inc. (I)	17,804	172,699
Meadowbrook Insurance Group, Inc.	6,598	67,300
Montpelier Re Holdings, Ltd.	9,927	168,958
National Financial Partners Corp. (I)	3,819	52,702
National Interstate Corp.	809	18,874
Old Republic International Corp.	26,857	220,765
OneBeacon Insurance Group, Ltd.	2,629	40,408
PartnerRe, Ltd.	2,364	155,362
Platinum Underwriters Holdings, Ltd.	3,612	124,361
Presidential Life Corp.	5,383	55,014

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	85 $	1,952
Protective Life Corp.	10,342	229,489
Reinsurance Group of America, Inc.	8,136	419,004
RLI Corp.	700	49,609
Safety Insurance Group, Inc.	1,267	53,011
SeaBright Holdings, Inc.	3,390	23,222
Selective Insurance Group, Inc.	1,535	25,297
StanCorp Financial Group, Inc.	4,763	167,943
State Auto Financial Corp.	4,956	59,076
Stewart Information Services Corp.	3,868	40,807
Symetra Financial Corp.	827	7,807
The Hanover Insurance Group, Inc.	3,000	108,240
The Navigators Group, Inc. (I)	1,743	81,381
The Phoenix Companies, Inc. (I)	26,230	47,476
Tower Group, Inc.	8,083	169,662
Transatlantic Holdings, Inc.	6,644	363,028
United Fire & Casualty Company	1,493	29,248
Universal Insurance Holdings, Inc.	1,987	6,875
Validus Holdings, Ltd.	8,353	251,342
W.R. Berkley Corp.	22,495	767,304
White Mountains Insurance Group, Ltd.	1,470	623,868

		11,080,447
Real Estate Investment Trusts - 2.47%
Douglas Emmett, Inc.	40,400	726,392
DuPont Fabros Technology, Inc. (L)	33,200	747,996
Education Realty Trust, Inc.	78,100	727,892
LaSalle Hotel Properties	31,320	733,201
Tanger Factory Outlet Centers, Inc.	29,100	824,985

		3,760,466
Real Estate Management & Development - 0.40%
Avatar Holdings, Inc. (I)	2,810	16,691
Forestar Group, Inc. (I)	300	4,560
Jones Lang LaSalle, Inc.	8,874	571,663
Kennedy-Wilson Holdings, Inc.	280	3,097
Thomas Properties Group, Inc.	4,372	12,985
ZipRealty, Inc. (I)	1,200	1,344

		610,340
Thrifts & Mortgage Finance - 0.97%
Astoria Financial Corp.	8,163	61,549
Atlantic Coast Financial Corp. (I)	176	178
Bank Mutual Corp.	7,055	23,846
Bankatlantic Bancorp, Inc. (I)	2,205	7,784
BankFinancial Corp.	4,921	27,656
Beneficial Mutual Bancorp, Inc. (I)	2,325	20,321
Berkshire Hill Bancorp, Inc.	2,695	53,684
BofI Holding, Inc. (I)	1,730	27,818
Brookline Bancorp, Inc.	3,952	31,774
Clifton Savings Bancorp, Inc.	202	2,046
Dime Community Bancshares	2,740	32,442
Doral Financial Corp. (I)	7,640	6,494
ESSA Bancorp, Inc.	2,103	23,364
Federal Agricultural Mortgage Corp., Class C	1,987	33,759
First Defiance Financial Corp.	1,313	19,157
First Financial Holdings, Inc.	3,514	28,709
First Financial Northwest, Inc. (I)	2,932	16,566
First Niagara Financial Group, Inc.	17,695	155,716
First PacTrust Bancorp, Inc.	935	10,659
Flushing Financial Corp.	4,011	51,902
Fox Chase Bancorp, Inc.	84	1,068
Home Federal Bancorp, Inc.	3,822	41,048
Kaiser Federal Financial Group, Inc.	627	7,524
Kearny Financial Corp.	378	3,720
Louisiana Bancorp, Inc. (I)	100	1,607

181

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Meridian Interstate Bancorp, Inc. (I)	1,683	$20,735
MGIC Investment Corp. (I)	6,497	18,711
New England Bancshares, Inc.	100	951
Northwest Bancshares, Inc.	6,907	85,785
OceanFirst Financial Corp.	1,640	21,304
Ocwen Financial Corp. (I)	6,390	84,156
Oritani Financial Corp.	2,000	26,020
People’s United Financial, Inc.	10,046	125,073
Provident Financial Holdings, Inc.	505	4,656
Provident Financial Services, Inc.	9,062	118,622
Provident New York Bancorp	2,310	16,101
Radian Group, Inc.	23,661	51,108
Rockville Financial, Inc.	226	2,294
Roma Financial Corp.	100	992
Territorial Bancorp, Inc.	952	18,754
The PMI Group, Inc. (I)	25,414	610
TierOne Corp. (I)	1,301	2
Tree.com, Inc. (I)	2,817	15,494
United Financial Bancorp, Inc.	2,341	39,493
Viewpoint Financial Group	570	7,319
Washington Federal, Inc.	7,200	93,672
Waterstone Financial, Inc. (I)	718	1,709
Westfield Financial, Inc.	5,678	41,449

		1,485,401

		29,062,208
Health Care - 11.11%
Biotechnology - 0.64%
Affymax, Inc. (I)	2,000	10,540
Astex Pharmaceuticals (I)	6,119	9,240
Celldex Therapeutics, Inc. (I)	3,564	9,480
Cubist Pharmaceuticals, Inc. (I)(L)	21,450	827,327
Emergent Biosolutions, Inc. (I)	200	3,408
Enzon Pharmaceuticals, Inc. (I)	4,700	33,229
Infinity Pharmaceuticals, Inc. (I)	2,152	19,648
Maxygen, Inc.	6,500	36,985
Myriad Pharmaceuticals, Inc. (I)	1,157	3,078
Repligen Corp. (I)	1,800	6,084
SciClone Pharmaceuticals, Inc. (I)	430	1,939
Synageva Biopharma Corp. (I)	835	14,587
Transcept Pharmaceuticals, Inc. (I)	736	5,130

		980,675
Health Care Equipment & Supplies - 2.85%
Accuray, Inc. (I)	767	3,076
Alere, Inc. (I)	7,515	175,776
Alphatec Holdings, Inc. (I)	11,650	23,766
Analogic Corp.	900	50,409
AngioDynamics, Inc. (I)	4,853	73,377
Anika Therapeutics, Inc. (I)	2,936	23,547
Cantel Medical Corp.	600	15,786
CONMED Corp. (I)	2,832	74,453
CryoLife, Inc. (I)	2,939	12,109
Cutera, Inc. (I)	2,718	21,282
Cynosure, Inc. (I)	2,183	26,742
Digirad Corp. (I)	3,687	7,669
Exactech, Inc. (I)	1,030	15,563
Greatbatch, Inc. (I)	36,566	808,840
Hologic, Inc. (I)	27,200	478,992
ICU Medical, Inc. (I)	400	17,604
Invacare Corp.	5,104	104,836
IRIS International, Inc. (I)	300	2,913
LeMaitre Vascular, Inc.	300	1,650
Medical Action Industries, Inc. (I)	1,100	5,225
Merit Medical Systems, Inc. (I)	1,762	24,474

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Natus Medical, Inc. (I)	2,800	$23,436
NuVasive, Inc. (I)	1,300	17,940
Palomar Medical Technologies, Inc. (I)	1,400	11,564
Rochester Medical Corp. (I)	200	1,430
RTI Biologics, Inc. (I)	10,804	46,133
Solta Medical, Inc. (I)	2,013	4,570
SurModics, Inc. (I)	2,083	25,829
Symmetry Medical, Inc. (I)	5,526	43,269
Teleflex, Inc.	16,680	1,015,478
The Cooper Companies, Inc.	16,906	1,035,662
TranS1, Inc. (I)	1,749	2,886
West Pharmaceutical Services, Inc.	1,200	46,236
Wright Medical Group, Inc. (I)	5,155	75,675
Young Innovations, Inc.	689	19,981

		4,338,178
Health Care Providers & Services - 4.11%
Addus Homecare Corp. (I)	1,215	4,556
Amedisys, Inc. (I)	4,462	52,964
American Dental Partners, Inc. (I)	3,740	70,462
AMN Healthcare Services, Inc. (I)	2,215	10,167
Amsurg Corp. (I)	38,250	997,560
Assisted Living Concepts, Inc.	4,541	62,393
BioScrip, Inc. (I)	5,848	35,907
Capital Senior Living Corp. (I)	6,728	49,989
CardioNet, Inc. (I)	4,900	11,368
Centene Corp. (I)	2,721	105,330
Community Health Systems, Inc. (I)	8,200	162,934
Coventry Health Care, Inc. (I)	16,171	516,502
Cross Country Healthcare, Inc. (I)	4,185	21,636
Dynacq Healthcare, Inc. (I)	941	941
Five Star Quality Care, Inc. (I)	5,481	14,086
Gentiva Health Services, Inc. (I)(L)	24,416	142,101
Hanger Orthopedic Group, Inc. (I)	2,676	42,816
Healthspring, Inc. (I)	6,340	346,291
Healthways, Inc. (I)	5,459	35,538
Integramed America, Inc. (I)	590	4,720
IPC The Hospitalist Company, Inc. (I)	18,514	853,495
Kindred Healthcare, Inc. (I)	777	9,635
LHC Group, Inc. (I)	400	5,560
LifePoint Hospitals, Inc. (I)	4,532	177,790
Magellan Health Services, Inc. (I)	2,450	124,117
MedCath Corp. (I)	4,104	29,344
Metropolitan Health Networks, Inc. (I)	10	72
Molina Healthcare, Inc. (I)	5,724	125,069
National Healthcare Corp.	1,717	71,513
Omnicare, Inc.	14,366	468,475
Owens & Minor, Inc.	15,575	479,710
PharMerica Corp. (I)	3,519	55,072
Select Medical Holdings Corp. (I)	1,389	12,043
Skilled Healthcare Group, Inc. (I)	2,200	9,394
Sun Healthcare Group, Inc. (I)	2,289	7,050
Triple-S Management Corp., Class B (I)	4,238	82,556
Universal American Corp.	16,337	214,505
Universal Health Services, Inc., Class B	19,575	787,307
WellCare Health Plans, Inc. (I)	1,100	64,295

		6,265,263
Health Care Technology - 0.40%
MedAssets, Inc. (I)	84	803
Omnicell, Inc. (I)	37,708	609,361

		610,164
Life Sciences Tools & Services - 0.98%
Affymetrix, Inc. (I)	9,175	41,471
Albany Molecular Research, Inc. (I)	1,696	3,884

182

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A (I)	7,034	$663,306
BioClinica, Inc. (I)	1,800	7,776
Cambrex Corp. (I)	6,793	46,940
Charles River
Laboratories International, Inc. (I)	19,834	562,294
Enzo Biochem, Inc. (I)	2,322	5,689
eResearch Technology, Inc. (I)	2,500	11,450
Furiex Pharmaceuticals, Inc. (I)	1,124	20,232
Harvard Bioscience, Inc. (I)	6,820	30,144
Medtox Scientific, Inc. (I)	60	842
PerkinElmer, Inc.	4,860	91,951

		1,485,979
Pharmaceuticals - 2.13%
Cumberland Pharmaceuticals, Inc. (I)	252	1,502
Endo Pharmaceuticals Holdings, Inc. (I)	21,831	747,275
K-V Pharmaceutical Company, Class A (I)	3,369	4,245
Lannett Company, Inc. (I)	3,230	12,759
Questcor Pharmaceuticals, Inc. (I)(L)	21,618	971,729
Sucampo Pharmaceuticals, Inc. (I)	2,120	7,886
Viropharma, Inc. (I)(L)	62,281	1,495,367

		3,240,763

		16,921,022
Industrials - 15.97%
Aerospace & Defense - 2.00%
AAR Corp. (L)	36,539	667,202
Aerovironment, Inc. (I)	16,872	514,765
Ascent Solar Technologies, Inc. (I)	6,979	4,885
Ceradyne, Inc. (I)	5,778	171,838
CPI Aerostructures, Inc. (I)	1,142	15,748
Curtiss-Wright Corp.	6,943	228,772
Ducommun, Inc. (I)	1,656	19,822
Esterline Technologies Corp. (I)	4,702	253,297
GeoEye, Inc. (I)	600	11,394
Huntington Ingalls Industries, Inc. (I)	1,582	50,229
Innovative Solutions & Support, Inc. (I)	975	3,890
Kratos Defense & Security Solutions, Inc. (I)	3,577	17,885
LMI Aerospace, Inc. (I)	2,716	45,086
Orbital Sciences Corp., Class A (I)	1,500	22,275
SIFCO Industries, Inc.	400	7,764
Sparton Corp. (I)	2,225	17,956
Sypris Solutions, Inc. (I)	500	1,970
Triumph Group, Inc.	16,685	992,591

		3,047,369
Air Freight & Logistics - 0.57%
Air Transport Services Group, Inc. (I)	9,088	43,986
Atlas Air Worldwide Holdings, Inc. (I)	4,477	189,153
Pacer International, Inc. (I)	5,413	23,168
UTI Worldwide, Inc.	39,294	611,415

		867,722
Airlines - 0.14%
Hawaiian Holdings, Inc. (I)	6,000	35,700
JetBlue Airways Corp. (I)	14,897	61,376
Pinnacle Airlines Corp. (I)	4,650	9,347
Republic Airways Holdings, Inc. (I)	6,019	23,053
Skywest, Inc.	6,640	80,543

		210,019
Building Products - 0.58%
American Woodmark Corp. (I)	1,000	12,730
Apogee Enterprises, Inc.	5,813	61,618
Builders FirstSource, Inc. (I)	7,703	11,940
Gibraltar Industries, Inc. (I)	4,938	66,910

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Griffon Corp.	12,674	$118,882
Insteel Industries, Inc.	3,280	34,210
Owens Corning, Inc. (I)	12,149	348,676
PGT, Inc. (I)	6,113	7,274
Quanex Building Products Corp.	700	10,556
Simpson Manufacturing Company, Inc.	3,200	105,920
Universal Forest Products, Inc.	3,700	103,119
US Home Systems, Inc.	400	2,520

		884,355
Commercial Services & Supplies - 2.32%
ABM Industries, Inc.	34,617	752,227
Acorn Energy, Inc.	767	4,149
American Reprographics Company (I)	6,377	30,036
AMREP Corp. (I)	100	625
Casella Waste Systems, Inc., Class A (I)	2,109	13,118
CECO Environmental Corp.	1,114	6,762
Consolidated Graphics, Inc. (I)	1,103	56,198
Courier Corp.	1,247	13,779
Covanta Holding Corp.	73	1,090
EnergySolutions, Inc. (I)	11,105	35,092
Ennis, Inc.	5,239	77,799
Fuel Tech, Inc. (I)	2,200	12,738
G&K Services, Inc., Class A	2,091	62,521
Intersections, Inc.	2,600	26,858
Kimball International, Inc., Class B	4,815	29,227
M&F Worldwide Corp. (I)	302	7,532
McGrath Rentcorp	2,214	61,970
Metalico, Inc. (I)	6,103	21,544
Mobile Mini, Inc. (I)	8,178	147,449
Multi-Color Corp.	1,848	48,455
Schawk, Inc., Class A	3,135	39,658
Steelcase, Inc., Class A	5,996	47,009
SYKES Enterprises, Inc. (I)	1,076	17,528
Team, Inc. (I)	32,450	887,832
Tetra Tech, Inc. (I)	1,091	24,427
The Brinks Company	1,600	39,392
The Geo Group, Inc. (I)	2,770	49,029
Unifirst Corp.	1,824	105,482
United Stationers, Inc.	3,084	103,437
Versar, Inc. (I)	2,653	7,747
Viad Corp.	4,281	79,413
Virco Manufacturing Corp. (I)	700	1,204
Waste Connections, Inc.	22,161	726,216
WCA Waste Corp. (I)	191	938

		3,538,481
Construction & Engineering - 0.94%
AECOM Technology Corp. (I)	2,091	44,852
Argan, Inc.	207	2,898
Comfort Systems USA, Inc.	2,200	22,946
Dycom Industries, Inc. (I)	4,276	85,734
EMCOR Group, Inc.	2,500	64,075
Granite Construction, Inc.	4,085	101,717
Great Lakes Dredge & Dock Corp.	13,165	79,648
Integrated Electrical Services, Inc. (I)	427	1,080
Layne Christensen Company (I)	3,684	92,174
Michael Baker Corp. (I)	600	11,910
MYR Group, Inc. (I)	1,600	28,064
Northwest Pipe Company (I)	1,838	42,807
Pike Electric Corp. (I)	6,752	45,914
Quanta Services, Inc. (I)	19,175	394,813
Sterling Construction Company, Inc. (I)	1,987	25,255
Tutor Perini Corp. (I)	6,945	114,523

183

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
URS Corp. (I)	7,479	$270,291

		1,428,701
Electrical Equipment - 1.32%
AZZ, Inc.	438	18,549
Belden, Inc.	23,271	768,874
Brady Corp., Class A	3,912	117,125
Encore Wire Corp.	4,977	129,004
EnerSys, Inc. (I)	5,755	138,408
General Cable Corp. (I)	4,449	117,899
Global Power Equipment Group, Inc. (I)	468	10,895
GrafTech International, Ltd. (I)(L)	42,120	608,213
Hoku Corp. (I)	435	352
LSI Industries, Inc.	3,751	24,344
Ocean Power Technologies, Inc. (I)	1,713	6,287
Orion Energy Systems, Inc. (I)	2,343	6,795
Powell Industries, Inc. (I)	869	26,348
PowerSecure International, Inc. (I)	2,424	15,392
SL Industries, Inc. (I)	300	5,583
Ultralife Corp. (I)	4,215	19,178

		2,013,246
Industrial Conglomerates - 0.06%
Standex International Corp.	2,850	91,001
Machinery - 4.19%
Actuant Corp., Class A	1,800	41,256
Alamo Group, Inc.	2,281	64,780
Albany International Corp., Class A	4,013	97,355
American Railcar Industries, Inc. (I)	3,956	94,113
Ampco-Pittsburgh Corp.	1,873	38,490
Astec Industries, Inc. (I)	500	16,725
Barnes Group, Inc.	8,981	223,717
Briggs & Stratton Corp.	5,637	84,950
Cascade Corp.	851	37,027
CIRCOR International, Inc.	432	14,040
Columbus McKinnon Corp./NY (I)	2,631	33,045
Dynamic Materials Corp.	362	7,732
Energy Recovery, Inc. (I)	3,436	9,896
EnPro Industries, Inc. (I)	1,300	43,511
ESCO Technologies, Inc.	2,184	59,186
Federal Signal Corp. (I)	11,880	43,837
Flow International Corp. (I)	800	2,096
FreightCar America, Inc. (I)	2,000	45,460
Gardner Denver, Inc.	9,409	806,539
Gencor Industries, Inc. (I)	604	4,222
Greenbrier Companies, Inc. (I)	4,947	109,823
Hardinge, Inc.	3,300	29,106
Hurco Companies, Inc. (I)	1,523	36,141
IDEX Corp.	18,147	661,640
Kaydon Corp.	2,224	70,234
Key Technology, Inc. (I)	105	1,518
LB Foster Co.	153	4,394
Lydall, Inc. (I)	2,591	23,319
Met-Pro Corp.	2,224	20,083
MFRI, Inc. (I)	780	5,031
Miller Industries, Inc.	2,791	44,907
Mueller Industries, Inc.	5,081	193,789
Mueller Water Products, Inc.	23,325	52,248
NACCO Industries, Inc., Class A	500	39,675
NN, Inc. (I)	3,719	24,508
Robbins & Myers, Inc.	7,576	403,043
Tecumseh Products Company, Class A (I)	100	518
Terex Corp. (I)	7,100	109,553
The Eastern Company	100	1,957
Titan International, Inc. (L)	38,035	819,274

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Trinity Industries, Inc.	39,132	$1,118,393
Valmont Industries, Inc.	8,157	694,813
Watts Water Technologies, Inc., Class A	3,896	148,827

		6,380,771
Marine - 0.22%
Alexander & Baldwin, Inc.	7,217	273,452
Eagle Bulk Shipping, Inc. (I)	10,265	11,394
Excel Maritime Carriers, Ltd. (I)	16,644	31,457
Genco Shipping & Trading, Ltd. (I)	2,300	17,434
International Shipholding Corp.	569	10,709

		344,446
Professional Services - 0.55%
Barrett Business Services, Inc.	1,853	35,392
CBIZ, Inc. (I)	4,546	27,367
CDI Corp.	3,498	45,649
CRA International, Inc. (I)	1,820	37,164
Franklin Covey Company (I)	3,206	30,040
FTI Consulting, Inc. (I)	1,296	55,585
GP Strategies Corp. (I)	2,590	33,800
Heidrick & Struggles International, Inc.	2,646	56,360
Hill International, Inc. (I)	3,824	21,032
Hudson Highland Group, Inc. (I)	3,400	16,048
Huron Consulting Group, Inc. (I)	878	30,484
ICF International, Inc. (I)	3,295	85,472
Kelly Services, Inc., Class A	6,524	94,468
Korn/Ferry International (I)	3,249	54,681
National Technical Systems, Inc. (I)	1,900	9,025
Navigant Consulting Company (I)	1,098	12,374
On Assignment, Inc. (I)	5,819	60,634
RCM Technologies, Inc. (I)	100	538
School Specialty, Inc. (I)	2,471	10,329
The Dolan Company (I)	6,694	61,116
TrueBlue, Inc. (I)	2,000	25,740
Volt Information Sciences, Inc. (I)	4,968	29,808

		833,106
Road & Rail - 1.75%
AMERCO, Inc. (I)	2,367	184,626
Arkansas Best Corp.	3,269	62,503
Avis Budget Group, Inc. (I)	14,755	174,109
Celadon Group, Inc.	1,601	17,115
Covenant Transport, Inc. (I)	1,017	3,122
Frozen Food Express Industries (I)	1,999	2,799
Landstar System, Inc.	13,436	621,684
Marten Transport, Ltd.	4,022	74,246
Old Dominion Freight Line, Inc. (I)	25,612	994,002
P.A.M. Transportation Services, Inc. (I)	2,022	19,229
RailAmerica, Inc. (I)	4,467	62,761
Roadrunner Transportation Systems, Inc. (I)	224	3,194
Ryder Systems, Inc.	7,200	376,416
Saia, Inc. (I)	3,170	36,867
Universal Truckload Services, Inc.	533	7,329
USA Truck, Inc. (I)	1,624	14,632
Werner Enterprises, Inc.	442	10,360

		2,664,994
Trading Companies & Distributors - 1.33%
Aceto Corp.	4,311	29,530
Aircastle, Ltd.	11,800	137,116
Applied Industrial Technologies, Inc.	2,900	100,137
Beacon Roofing Supply, Inc. (I)(L)	43,500	849,555
CAI International, Inc. (I)	4,100	62,894
GATX Corp.	9,384	400,603
H&E Equipment Services, Inc. (I)	7,028	89,326

184

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Interline Brands, Inc. (I)	6,430	$101,465
Lawson Products, Inc.	1,776	27,990
Rush Enterprises, Inc., Class A (I)	1,690	32,380
Rush Enterprises, Inc., Class B (I)	7,405	116,703
TAL International Group, Inc.	3,102	81,645
Titan Machinery, Inc. (I)	157	3,407
Willis Lease Finance Corp. (I)	281	3,271

		2,036,022

		24,340,233
Information Technology - 15.07%
Communications Equipment - 1.76%
ADTRAN, Inc.	24,207	799,557
Anaren, Inc. (I)	1,912	31,988
Arris Group, Inc. (I)	13,850	148,888
Aviat Networks, Inc. (I)	8,458	14,886
Aware, Inc. (I)	3,300	10,395
Bel Fuse, Inc., Class B	2,040	37,291
Black Box Corp.	2,323	66,275
Brocade Communications Systems, Inc. (I)	22,156	119,199
Cogo Group, Inc. (I)	1,081	1,784
Communications Systems, Inc.	1,201	16,550
Comtech Telecommunications Corp.	2,593	78,542
Digi International, Inc. (I)	5,726	62,929
EchoStar Corp., Class A (I)	4,289	94,272
Emcore Corp. (I)	2,087	1,983
Emulex Corp. (I)	12,377	97,778
Extreme Networks, Inc. (I)	4,607	13,913
Globecomm Systems, Inc. (I)	5,280	72,283
Harmonic, Inc. (I)	11,465	61,567
Infinera Corp. (I)	3,700	25,530
JDS Uniphase Corp. (I)	39,287	431,371
KVH Industries, Inc. (I)	2,148	16,711
Network Engines, Inc. (I)	185	194
Oclaro, Inc. (I)	1,500	4,665
Oplink Communications, Inc. (I)	1,681	27,753
OpNext, Inc. (I)	7,650	8,033
Optical Cable Corp.	100	326
ORBCOMM, Inc. (I)	8,038	26,525
Performance Technologies, Inc. (I)	1,302	2,591
Relm Wireless Corp. (I)	877	982
Sonus Networks, Inc. (I)	1,900	4,959
Sycamore Networks, Inc.	6,141	121,592
Symmetricom, Inc. (I)	4,898	25,225
Tekelec, Inc. (I)	11,283	124,339
UTStarcom Holdings Corp. (I)	32,358	43,683
Viasat, Inc. (I)	1,415	66,958
Westell Technologies, Inc., Class A (I)	7,150	15,945

		2,677,462
Computers & Peripherals - 0.18%
Avid Technology, Inc. (I)	5,478	43,605
Concurrent Computer Corp. (I)	526	1,710
Cray, Inc. (I)	1,289	7,966
Dot Hill Systems Corp. (I)	1,000	1,340
Electronics for Imaging, Inc. (I)	5,909	87,394
Hutchinson Technology, Inc. (I)	3,000	4,770
Imation Corp. (I)	7,779	45,741
Interphase Corp. (I)	286	1,281
Intevac, Inc. (I)	3,303	24,739
KEY Tronic Corp. (I)	900	4,320
Novatel Wireless, Inc. (I)	6,924	22,226
Rimage Corp.	1,900	21,508

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Xyratex, Ltd.	150	$2,034

		268,634
Electronic Equipment, Instruments & Components - 3.72%
ADDvantage Technologies Group, Inc. (I)	471	937
Agilysys, Inc. (I)	1,591	12,935
Arrow Electronics, Inc. (I)	36,307	1,327,384
Avnet, Inc. (I)	14,492	431,717
AVX Corp.	11,811	152,834
Benchmark Electronics, Inc. (I)	4,167	57,546
Checkpoint Systems, Inc. (I)	4,538	54,819
Coherent, Inc. (I)	1,446	73,457
CTS Corp.	1,505	12,808
Daktronics, Inc.	3,000	28,200
DDi Corp.	1,013	9,127
Electro Rent Corp.	4,395	72,034
Electro Scientific Industries, Inc. (I)	46,529	612,787
FARO Technologies, Inc. (I)	374	18,120
FEI Company (I)	5,400	217,944
GSI Group, Inc. (I)	302	3,328
ID Systems, Inc. (I)	1,161	6,072
Ingram Micro, Inc., Class A (I)	17,511	315,373
Insight Enterprises, Inc. (I)	4,720	69,101
IntriCon Corp. (I)	80	509
Measurement Specialties, Inc. (I)	971	27,703
Mercury Computer Systems, Inc. (I)	2,190	30,200
Methode Electronics, Inc.	4,459	39,596
Multi-Fineline Electronix, Inc. (I)	3,011	63,020
Napco Security Technologies, Inc. (I)	100	220
Newport Corp. (I)	3,302	43,025
OSI Systems, Inc. (I)	18,331	876,405
PAR Technology Corp. (I)	1,700	6,715
Park Electrochemical Corp.	1,480	40,611
PC Connection, Inc.	4,089	41,422
PC Mall, Inc. (I)	2,932	16,771
Perceptron, Inc. (I)	1,146	6,028
Planar Systems, Inc. (I)	1,700	3,434
Plexus Corp. (I)	228	6,190
RadiSys Corp. (I)	3,146	13,654
Richardson Electronics, Ltd.	1,362	16,848
Rogers Corp. (I)	1,608	63,838
Sanmina-SCI Corp. (I)	2,300	19,481
Scansource, Inc. (I)	1,144	40,166
SYNNEX Corp. (I)	5,765	169,203
Tech Data Corp. (I)	4,799	236,255
Tessco Technologies, Inc.	1,768	24,681
TTM Technologies, Inc. (I)	8,002	88,102
Viasystems Group, Inc. (I)	286	5,217
Vicon Industries, Inc. (I)	102	339
Vishay Intertechnology, Inc. (I)	23,932	236,687
Vishay Precision Group, Inc. (I)	1,509	21,503
X-Rite, Inc. (I)	6,319	30,331
Zygo Corp. (I)	1,490	24,332

		5,669,009
Internet Software & Services - 1.73%
AOL, Inc. (I)	2,699	38,704
DealerTrack Holdings, Inc. (I)	1,484	38,436
Digital River, Inc. (I)	1,500	23,985
Earthlink, Inc.	12,905	81,302
IAC/InterActiveCorp	11,000	460,680
InfoSpace, Inc. (I)	7,765	74,855
Internap Network Services Corp. (I)	6,777	35,173
Keynote Systems, Inc.	600	10,998
KIT Digital, Inc. (I)	3,553	31,693

185

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Marchex, Inc., Class B	3,061	$21,152
Market Leader, Inc. (I)	500	1,370
ModusLink Global Solutions, Inc.	9,124	39,689
Open Text Corp. (I)(L)	13,256	755,857
Perficient, Inc. (I)	1,626	13,984
RealNetworks, Inc.	4,503	34,178
Soundbite Communications, Inc. (I)	200	460
Support.com, Inc. (I)	5,153	10,564
TechTarget, Inc. (I)	5,473	29,554
TheStreet.com, Inc.	6,959	12,039
United Online, Inc.	16,613	87,717
ValueClick, Inc. (I)	52,681	814,448
XO Group, Inc. (I)	3,097	22,825

		2,639,663
IT Services - 1.66%
Acxiom Corp. (I)	7,534	93,723
CACI International, Inc., Class A (I)	4,865	274,289
Ciber, Inc. (I)	13,930	57,670
Convergys Corp. (I)	15,251	197,043
CoreLogic, Inc. (I)	6,410	85,125
CSG Systems International, Inc. (I)	177	2,685
Dynamics Research Corp. (I)	2,094	20,417
Euronet Worldwide, Inc. (I)	1,441	25,938
Global Cash Access Holdings, Inc. (I)	2,751	12,380
INX, Inc. (I)	814	7,025
Jack Henry & Associates, Inc.	24,389	809,959
ManTech International Corp., Class A	3,611	122,052
MAXIMUS, Inc.	18,321	762,154
NCI, Inc. (I)	63	762
Online Resources Corp. (I)	6,713	17,789
StarTek, Inc. (I)	2,139	4,898
The Hackett Group, Inc. (I)	9,407	35,558
Tier Technologies, Inc., Class B (I)	1,809	6,277

		2,535,744
Semiconductors & Semiconductor Equipment - 3.92%
Advanced Analogic Technologies, Inc. (I)	5,632	32,356
Advanced Energy Industries, Inc. (I)	1,300	12,974
Alpha & Omega Semiconductor, Ltd. (I)	74	648
Amtech Systems, Inc. (I)	1,027	9,325
Anadigics, Inc. (I)	8,400	18,900
Applied Micro Circuits Corp. (I)	884	6,595
ATMI, Inc. (I)	6,478	134,095
Axcelis Technologies, Inc. (I)	3,500	4,445
AXT, Inc. (I)	3,200	13,472
Brooks Automation, Inc.	4,528	43,197
BTU International, Inc. (I)	682	2,053
Cabot Microelectronics Corp. (I)	2,100	87,297
Cascade Microtech, Inc. (I)	1,613	4,726
Cohu, Inc.	5,140	52,017
CSR PLC, ADR (I)	984	10,617
Cymer, Inc. (I)	17,626	788,235
Diodes, Inc. (I)	35,839	734,700
DSP Group, Inc. (I)	5,113	30,064
Exar Corp. (I)	7,653	48,214
FormFactor, Inc. (I)	6,217	36,805
FSI International, Inc. (I)	1,300	3,380
GSI Technology, Inc. (I)	3,600	17,640
Ikanos Communications, Inc. (I)	1,900	1,602
Integrated Device Technology, Inc. (I)	24,164	140,151
Integrated Silicon Solution, Inc. (I)	4,650	43,385
International Rectifier Corp. (I)	10,474	220,268
Intersil Corp., Class A	9,750	103,643
IXYS Corp. (I)	3,730	43,044

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Kopin Corp. (I)	5,900	$20,768
Kulicke & Soffa Industries, Inc. (I)	2,600	23,660
Lattice Semiconductor Corp. (I)	134,030	923,467
LTX-Credence Corp. (I)	851	5,183
Mattson Technology, Inc. (I)	2,300	2,714
MEMC Electronic Materials, Inc. (I)	9,085	37,884
MEMSIC, Inc. (I)	1,771	4,959
Microsemi Corp. (I)	2,786	49,479
MKS Instruments, Inc.	4,914	131,990
Monolithic Power Systems, Inc. (I)	1,804	21,720
Nanometrics, Inc. (I)	879	14,477
Novellus Systems, Inc. (I)(L)	24,506	848,398
Pericom Semiconductor Corp. (I)	5,042	39,277
Photronics, Inc. (I)	13,324	77,146
PLX Technology, Inc. (I)	1,000	3,090
PMC-Sierra, Inc. (I)	7,530	42,093
Rudolph Technologies, Inc. (I)	4,000	31,440
Semtech Corp. (I)	33,700	781,840
Sigma Designs, Inc. (I)	4,474	31,184
Spansion, Inc., Class A (I)	1,000	8,740
Standard Microsystems Corp. (I)	3,499	87,580
SunPower Corp. (I)	2,461	19,245
Supertex, Inc. (I)	1,800	33,318
Tessera Technologies, Inc. (I)	3,105	53,872
Trident Microsystems, Inc. (I)	5,100	1,301
TriQuint Semiconductor, Inc. (I)	493	2,154
Veeco Instruments, Inc. (I)	1,384	34,448

		5,975,275
Software - 2.10%
Accelrys, Inc. (I)	4,732	33,739
American Software, Inc., Class A	1,314	11,090
Ariba, Inc. (I)	25,192	764,577
AsiaInfo Holdings, Inc. (I)	1,321	11,546
EPIQ Systems, Inc.	4,064	54,864
ePlus, Inc. (I)	1,906	52,930
JDA Software Group, Inc. (I)	1,800	56,736
Mentor Graphics Corp. (I)	3,326	42,373
Parametric Technology Corp. (I)	31,668	659,644
Quest Software, Inc. (I)	30,615	553,213
Rosetta Stone, Inc. (I)	496	3,437
S1 Corp. (I)	4,818	46,927
Seachange International, Inc. (I)	4,794	38,400
Smith Micro Software, Inc. (I)	3,270	3,368
SS&C Technologies Holdings, Inc. (I)	103	1,653
TeleCommunication Systems, Inc. (I)	7,193	19,349
THQ, Inc. (I)	11,400	19,380
TIBCO Software, Inc. (I)	30,334	831,152

		3,204,378

		22,970,165
Materials - 6.83%
Chemicals - 2.54%
A. Schulman, Inc.	3,906	80,737
American Pacific Corp. (I)	1,717	13,891
American Vanguard Corp.	5,720	72,987
Arabian American Development Company (I)	2,312	14,519
Ashland, Inc.	8,073	449,020
Chase Corp.	1,432	17,800
Chemtura Corp. (I)	4,537	52,856
Cytec Industries, Inc.	5,286	249,288
Ferro Corp. (I)	3,432	19,940
FMC Corp.	8,640	725,069
Georgia Gulf Corp. (I)	7,700	147,917
H.B. Fuller Company	1,317	30,370

186

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Innophos Holdings, Inc.	16,962	$835,379
KMG Chemicals, Inc.	652	10,204
Landec Corp. (I)	5,781	34,397
Minerals Technologies, Inc.	1,300	75,400
NL Industries, Inc.	3,600	49,356
Olin Corp.	1,814	34,466
OM Group, Inc. (I)	5,098	115,980
Penford Corp. (I)	2,346	11,800
PolyOne Corp.	58,373	628,093
Quaker Chemical Corp.	1,035	40,272
Sensient Technologies Corp.	170	6,421
Spartech Corp. (I)	5,050	21,513
Westlake Chemical Corp.	1,870	78,540
Zoltek Companies, Inc. (I)	6,505	53,406

		3,869,621
Construction Materials - 0.07%
Eagle Materials, Inc.	100	2,315
Headwaters, Inc. (I)	11,227	28,741
Texas Industries, Inc. (I)	1,790	45,341
Vulcan Materials Company	939	30,461

		106,858
Containers & Packaging - 0.94%
AptarGroup, Inc.	13,424	681,805
Boise, Inc.	12,900	77,013
Graphic Packaging Holding Company (I)	24,214	107,268
Myers Industries, Inc.	5,702	69,907
Rock-Tenn Company, Class A	1,186	69,085
Temple-Inland, Inc.	13,500	429,705

		1,434,783
Metals & Mining - 2.05%
A. M. Castle & Company (I)	3,851	52,374
Allied Nevada Gold Corp. (I)	6,051	217,170
Century Aluminum Company (I)	11,480	110,552
Coeur d’Alene Mines Corp. (I)	10,706	313,365
Commercial Metals Company	18,700	261,426
Compass Minerals International, Inc.	8,104	621,172
Detour Gold Corp. (I)	7,465	217,593
Friedman Industries, Inc.	1,405	14,977
Haynes International, Inc.	250	14,990
Horsehead Holding Corp. (I)	9,941	92,352
Kaiser Aluminum Corp.	4,200	195,720
Materion Corp. (I)	1,291	31,746
Metals USA Holdings Corp. (I)	1,748	19,682
Noranda Aluminum Holding Corp.	700	5,754
Olympic Steel, Inc.	2,178	51,706
Reliance Steel & Aluminum Company	7,700	378,147
RTI International Metals, Inc. (I)	5,200	141,960
Schnitzer Steel Industries, Inc.	375	17,396
Steel Dynamics, Inc.	17,651	232,640
Synalloy Corp.	380	3,990
Universal Stainless & Alloy Products, Inc. (I)	1,778	67,244
Worthington Industries, Inc.	3,800	66,842

		3,128,798
Paper & Forest Products - 1.23%
Buckeye Technologies, Inc.	2,600	80,548
Clearwater Paper Corp. (I)	1,598	56,234
Domtar Corp.	5,000	392,650
KapStone Paper and Packaging Corp. (I)	2,950	48,911
Louisiana-Pacific Corp. (I)	21,381	170,620
MeadWestvaco Corp.	485	14,477
Mercer International, Inc. (I)	6,255	37,092
Neenah Paper, Inc.	2,269	42,453

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
P.H. Glatfelter Company	8,879	$128,746
Schweitzer-Mauduit International, Inc. (L)	11,889	846,735
Wausau Paper Corp.	6,834	52,758

		1,871,224

		10,411,284
Telecommunication Services - 0.73%
Diversified Telecommunication Services - 0.35%
Alaska Communications
Systems Group, Inc. (L)	54,649	292,372
Atlantic Tele-Network, Inc.	248	10,267
General Communication, Inc., Class A (I)	4,737	48,270
HickoryTech Corp.	200	2,162
Iridium Communications, Inc. (I)	10,611	75,444
Neutral Tandem, Inc. (I)	100	1,081
Premiere Global Services, Inc. (I)	9,046	74,810
SureWest Communications	2,784	31,988

		536,394
Wireless Telecommunication Services - 0.38%
FiberTower Corp. (I)	8,541	2,222
Leap Wireless International, Inc. (I)	3,505	31,790
MetroPCS Communications, Inc. (I)	1,700	14,246
Shenandoah Telecommunications Company	300	3,312
Telephone & Data Systems, Inc.	5,200	140,348
Telephone & Data Systems, Inc. -
Special Shares	5,600	137,704
United States Cellular Corp. (I)	4,446	194,379
USA Mobility, Inc.	3,600	50,472

		574,473

		1,110,867
Utilities - 0.72%
Gas Utilities - 0.48%
UGI Corp.	24,480	733,421
Independent Power Producers & Energy Traders - 0.18%
Dynegy, Inc. (I)	13,323	39,303
GenOn Energy, Inc. (I)	79,138	215,238
Ormat Technologies, Inc. (I)	540	10,249

		264,790
Water Utilities - 0.06%
Consolidated Water Company, Ltd.	1,250	10,288
Pennichuck Corp.	233	6,727
SJW Corp.	2,989	73,798

		90,813

		1,089,024

TOTAL COMMON STOCKS (Cost $125,265,913)		$151,844,819

RIGHTS - 0.00%
Taylor Capital Group, Inc. (Expiration Date:
12/14/2011, Strike Price: $7.91) (I)	1,353	147

TOTAL RIGHTS (Cost $0)		$147

SECURITIES LENDING COLLATERAL - 12.01%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	1,829,542	18,308,414

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,303,039)		$18,308,414

187

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.73%
Money Market Funds - 0.73%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	$1,116,713	$1,116,713

TOTAL SHORT-TERM INVESTMENTS (Cost $1,116,713)		$1,116,713

Total Investments (Small Cap Opportunities Fund)
(Cost $144,685,665) - 112.39%		$171,270,093
Other assets and liabilities, net - (12.39%)		(18,884,618)

TOTAL NET ASSETS - 100.00%		$152,385,475

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.17%
Consumer Discretionary - 15.70%
Diversified Consumer Services - 1.31%
Matthews International Corp., Class A (L)	60,600	$2,010,102
Hotels, Restaurants & Leisure - 3.07%
CEC Entertainment, Inc.	51,800	1,744,624
Choice Hotels International, Inc.	48,200	1,729,898
Sonic Corp. (I)	173,700	1,226,322

		4,700,844
Household Durables - 1.77%
Helen of Troy, Ltd. (I)	90,900	2,715,183
Media - 2.26%
Arbitron, Inc.	92,100	3,463,881
Multiline Retail - 1.39%
Fred’s, Inc., Class A	158,200	2,129,372
Specialty Retail - 5.24%
Ascena Retail Group, Inc. (I)	72,300	1,989,696
Stage Stores, Inc.	213,600	2,678,544
The Cato Corp., Class A (L)	130,700	3,344,613

		8,012,853
Textiles, Apparel & Luxury Goods - 0.66%
Skechers U.S.A., Inc., Class A (I)(L)	74,700	1,005,462

		24,037,697
Consumer Staples - 1.73%
Food & Staples Retailing - 1.73%
Casey’s General Stores, Inc.	49,500	2,642,310
Energy - 4.09%
Energy Equipment & Services - 2.25%
Bristow Group, Inc. (L)	34,900	1,607,494
SEACOR Holdings, Inc.	21,100	1,830,847

		3,438,341
Oil, Gas & Consumable Fuels - 1.84%
Georesources, Inc. (I)	49,800	1,419,798
Penn Virginia Corp.	100,200	531,060
Scorpio Tankers, Inc. (I)	130,900	871,794

		2,822,652

		6,260,993
Financials - 23.80%
Capital Markets - 1.72%
Ares Capital Corp.	169,500	2,637,420

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 7.97%
First Busey Corp.	253,102	$1,331,317
First Midwest Bancorp, Inc.	185,100	1,758,450
Hancock Holding Company	46,800	1,429,038
International Bancshares Corp. (L)	149,100	2,665,908
MB Financial, Inc.	83,600	1,419,528
Webster Financial Corp.	134,300	2,645,710
Westamerica Bancorp.	20,700	950,337

		12,200,288
Insurance - 7.31%
Alleghany Corp. (I)	4,495	1,294,560
AMERISAFE, Inc. (I)	72,200	1,692,368
Assured Guaranty, Ltd.	86,600	840,020
Delphi Financial Group, Inc., Class A	118,100	3,247,750
Platinum Underwriters Holdings, Ltd.	57,600	1,983,168
Primerica, Inc.	92,800	2,130,688

		11,188,554
Real Estate Investment Trusts - 3.46%
Campus Crest Communities, Inc.	134,500	1,355,760
DiamondRock Hospitality Company	167,012	1,466,365
Education Realty Trust, Inc.	134,600	1,254,472
Mack-Cali Realty Corp.	47,900	1,220,492

		5,297,089
Thrifts & Mortgage Finance - 3.34%
First Niagara Financial Group, Inc.	146,280	1,287,264
Flushing Financial Corp.	89,400	1,156,836
Northwest Bancshares, Inc.	214,200	2,660,364

		5,104,464

		36,427,815
Health Care - 8.72%
Health Care Equipment & Supplies - 2.09%
Haemonetics Corp. (I)	16,615	984,106
ICU Medical, Inc. (I)	50,200	2,209,302

		3,193,408
Health Care Providers & Services - 2.89%
Amsurg Corp. (I)	98,200	2,561,056
Corvel Corp. (I)	39,200	1,870,232

		4,431,288
Life Sciences Tools & Services - 3.74%
Charles River
Laboratories International, Inc. (I)	94,700	2,684,745
ICON PLC, ADR (I)	178,600	3,037,986

		5,722,731

		13,347,427
Industrials - 24.68%
Commercial Services & Supplies - 6.41%
ACCO Brands Corp. (I)	218,150	2,057,155
G&K Services, Inc., Class A	55,700	1,665,430
Standard Parking Corp. (I)	75,298	1,362,894
Unifirst Corp.	16,300	942,629
United Stationers, Inc. (L)	113,100	3,793,374

		9,821,482
Construction & Engineering - 0.38%
Sterling Construction Company, Inc. (I)	45,500	578,305
Electrical Equipment - 3.49%
Acuity Brands, Inc.	25,000	1,256,250
Belden, Inc.	123,500	4,080,440

		5,336,690

188

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 3.38%
Carlisle Companies, Inc.	115,900	$5,169,140
Machinery - 4.96%
Albany International Corp., Class A	97,200	2,358,072
ESCO Technologies, Inc.	77,400	2,097,540
Mueller Industries, Inc.	82,500	3,146,550

		7,602,162
Marine - 2.01%
Kirby Corp. (I)	47,800	3,072,584
Road & Rail - 2.07%
Genesee & Wyoming, Inc., Class A (I)	52,000	3,175,640
Trading Companies & Distributors - 1.98%
GATX Corp.	70,900	3,026,721

		37,782,724
Information Technology - 8.20%
Computers & Peripherals - 1.41%
Diebold, Inc.	71,400	2,154,138
Electronic Equipment, Instruments & Components - 2.18%
Coherent, Inc. (I)	27,500	1,397,000
MTS Systems Corp.	48,200	1,936,676

		3,333,676
IT Services - 2.24%
MAXIMUS, Inc.	82,400	3,427,840
Office Electronics - 1.25%
Zebra Technologies Corp., Class A (I)	50,700	1,919,502
Software - 1.12%
Websense, Inc. (I)	94,600	1,713,206

		12,548,362
Materials - 5.95%
Chemicals - 2.27%
Koppers Holdings, Inc.	40,100	1,324,503
Zep, Inc.	152,900	2,154,361

		3,478,864
Containers & Packaging - 2.16%
AptarGroup, Inc.	47,200	2,397,288
Greif, Inc., Class A	19,300	899,766

		3,297,054
Paper & Forest Products - 1.52%
Deltic Timber Corp.	36,300	2,325,015

		9,100,933
Utilities - 5.30%
Electric Utilities - 2.58%
Unisource Energy Corp. (L)	57,800	2,131,664
Westar Energy, Inc.	65,800	1,817,396

		3,949,060
Gas Utilities - 2.72%
Atmos Energy Corp.	50,400	1,724,184
New Jersey Resources Corp. (L)	25,400	1,201,674
WGL Holdings, Inc.	28,900	1,238,943

		4,164,801

		8,113,861

TOTAL COMMON STOCKS (Cost $117,417,658)		$150,262,122

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 8.69%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	1,328,596	$13,295,388

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,291,701)		$13,295,388

SHORT-TERM INVESTMENTS - 3.33%
Repurchase Agreement - 3.33%
Deutsche Tri-Party Repurchase Agreement
dated 11/30/2011 at 0.140% to be
repurchased at $5,100,020 on 12/01/2011,
collateralized by $5,183,175 Government
National Mortgage Association, 5.000% due
08/15/2039 (valued at $5,202,000
including interest)	$5,100,000	$5,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,100,000)		$5,100,000

Total Investments (Small Cap Value Fund)
(Cost $135,809,359) - 110.19%		$168,657,510
Other assets and liabilities, net - (10.19%)		(15,592,840)

TOTAL NET ASSETS - 100.00%		$153,064,670

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.83%
Consumer Discretionary - 15.96%
Auto Components - 1.07%
Tenneco, Inc. (I)	21,213	$614,328
TRW Automotive Holdings Corp. (I)	17,310	565,345

		1,179,673
Distributors - 0.75%
Pool Corp. (L)	27,300	832,650
Diversified Consumer Services - 0.68%
Weight Watchers International, Inc. (L)	12,708	746,849
Hotels, Restaurants & Leisure - 3.71%
Choice Hotels International, Inc. (L)	19,081	684,817
Darden Restaurants, Inc.	15,689	748,522
Jack in the Box, Inc. (I)(L)	33,365	683,983
Life Time Fitness, Inc. (I)(L)	22,762	927,096
Penn National Gaming, Inc. (I)	28,491	1,057,301

		4,101,719
Specialty Retail - 7.22%
Dick’s Sporting Goods, Inc. (I)	23,677	930,743
DSW, Inc., Class A	17,650	794,250
Foot Locker, Inc.	43,666	1,030,081
GameStop Corp., Class A (I)	31,796	735,124
Group 1 Automotive, Inc.	18,966	931,420
Monro Muffler Brake, Inc. (L)	22,551	905,423
Tractor Supply Company	13,184	952,280
Urban Outfitters, Inc. (I)(L)	32,396	874,044
Vitamin Shoppe, Inc. (I)	22,621	832,679

		7,986,044
Textiles, Apparel & Luxury Goods - 2.53%
Maidenform Brands, Inc. (I)	33,341	614,808
Steven Madden, Ltd. (I)	30,995	1,105,282

189

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)(L)	13,228	$1,075,833

		2,795,923

		17,642,858
Consumer Staples - 4.36%
Food & Staples Retailing - 0.70%
Ruddick Corp.	19,465	775,680
Food Products - 2.57%
B&G Foods, Inc.	50,393	1,118,221
Diamond Foods, Inc.	14,520	402,930
Lancaster Colony Corp. (L)	18,830	1,325,632

		2,846,783
Personal Products - 1.09%
Nu Skin Enterprises, Inc., Class A (L)	25,140	1,200,184

		4,822,647
Energy - 8.34%
Energy Equipment & Services - 4.77%
Atwood Oceanics, Inc. (I)	19,525	800,525
Dresser-Rand Group, Inc. (I)	18,625	969,804
Dril-Quip, Inc. (I)	14,124	1,004,640
FMC Technologies, Inc. (I)(L)	19,197	1,005,155
Lufkin Industries, Inc.	11,585	811,877
Patterson-UTI Energy, Inc.	32,402	681,090

		5,273,091
Oil, Gas & Consumable Fuels - 3.57%
Bill Barrett Corp. (I)	20,706	807,534
Energen Corp.	18,551	940,907
James River Coal Company (I)(L)	66,783	553,631
Resolute Energy Corp. (I)	62,975	853,311
SandRidge Energy, Inc. (I)	108,525	797,659

		3,953,042

		9,226,133
Financials - 5.70%
Capital Markets - 1.60%
Affiliated Managers Group, Inc. (I)	9,511	899,455
Greenhill & Company, Inc. (L)	9,687	373,531
Stifel Financial Corp. (I)	15,367	487,134

		1,760,120
Commercial Banks - 1.34%
Huntington Bancshares, Inc.	111,860	587,265
SVB Financial Group (I)(L)	19,010	894,230

		1,481,495
Insurance - 1.80%
Brown & Brown, Inc.	40,379	842,306
ProAssurance Corp.	14,428	1,148,613

		1,990,919
Real Estate Investment Trusts - 0.96%
Colonial Properties Trust	53,600	1,063,424

		6,295,958
Health Care - 17.07%
Biotechnology - 2.70%
Acorda Therapeutics, Inc. (I)	21,697	502,286
BioMarin Pharmaceutical, Inc. (I)	33,497	1,159,666
Incyte Corp. (I)(L)	60,243	829,546
United Therapeutics Corp. (I)(L)	11,945	488,670

		2,980,168

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.06%
Insulet Corp. (I)(L)	30,599	$568,529
Masimo Corp.	33,963	701,676
Meridian Bioscience, Inc. (L)	28,358	542,489
Sirona Dental Systems, Inc. (I)	18,996	844,182
STERIS Corp.	27,969	841,028
Zoll Medical Corp. (I)	21,614	994,892

		4,492,796
Health Care Providers & Services - 4.99%
Centene Corp. (I)	30,391	1,176,436
Chemed Corp.	16,447	882,546
Health Management
Associates, Inc., Class A (I)	78,195	642,763
HMS Holdings Corp. (I)	25,595	776,296
Mednax, Inc. (I)	11,813	796,196
PSS World Medical, Inc. (I)	29,846	727,645
VCA Antech, Inc. (I)(L)	26,264	516,350

		5,518,232
Health Care Technology - 1.37%
Allscripts Healthcare Solutions, Inc. (I)	46,474	904,384
Quality Systems, Inc.	17,342	613,040

		1,517,424
Life Sciences Tools & Services - 2.15%
Bruker Corp. (I)	42,767	535,443
Parexel International Corp. (I)	29,832	598,132
PerkinElmer, Inc.	30,069	568,905
Techne Corp.	10,050	678,275

		2,380,755
Pharmaceuticals - 1.80%
Medicis Pharmaceutical Corp., Class A	28,541	931,864
Salix Pharmaceuticals, Ltd. (I)(L)	23,887	1,054,372

		1,986,236

		18,875,611
Industrials - 14.74%
Aerospace & Defense - 2.84%
Hexcel Corp. (I)	40,353	1,005,597
TransDigm Group, Inc. (I)	22,074	2,128,375

		3,133,972
Air Freight & Logistics - 1.60%
Forward Air Corp.	27,981	898,190
HUB Group, Inc., Class A (I)	29,327	873,358

		1,771,548
Commercial Services & Supplies - 1.69%
Corrections Corp. of America (I)	43,450	912,450
Fuel Tech, Inc. (I)(L)	7,353	42,574
Tetra Tech, Inc. (I)	40,860	914,855

		1,869,879
Electrical Equipment - 0.86%
Thomas & Betts Corp. (I)	18,358	954,800
Machinery - 5.08%
Crane Company	19,188	920,832
Kennametal, Inc.	20,791	792,345
Lincoln Electric Holdings, Inc.	24,037	948,981
Lindsay Corp. (L)	14,153	799,503
WABCO Holdings, Inc. (I)	19,732	927,601
Wabtec Corp.	17,944	1,224,678

		5,613,940
Professional Services - 1.14%
CoStar Group, Inc. (I)	18,944	1,260,534

190

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.53%
Watsco, Inc. (L)	13,811	$876,999
WESCO International, Inc. (I)	16,021	816,430

		1,693,429

		16,298,102
Information Technology - 26.15%
Communications Equipment - 2.44%
Ciena Corp. (I)(L)	34,265	414,949
Finisar Corp. (I)(L)	37,674	694,709
Netgear, Inc. (I)(L)	24,817	942,798
Polycom, Inc. (I)	38,613	652,560

		2,705,016
Electronic Equipment, Instruments & Components - 0.70%
Littelfuse, Inc.	16,554	773,734
Internet Software & Services - 3.61%
Ancestry.com, Inc. (I)(L)	20,020	474,674
Open Text Corp. (I)(L)	15,100	861,002
RightNow Technologies, Inc. (I)(L)	27,395	1,175,793
ValueClick, Inc. (I)	62,784	970,641
WebMD Health Corp. (I)	14,044	508,674

		3,990,784
IT Services - 0.92%
Alliance Data Systems Corp. (I)(L)	9,934	1,017,341
Semiconductors & Semiconductor Equipment - 6.93%
Cavium Inc. (I)	28,775	939,216
Cymer, Inc. (I)	17,586	786,446
Hittite Microwave Corp. (I)	16,828	915,611
Microsemi Corp. (I)	48,392	859,442
PMC-Sierra, Inc. (I)	124,654	696,816
Power Integrations, Inc. (L)	26,129	918,434
Semtech Corp. (I)	39,494	916,261
Teradyne, Inc. (I)(L)	62,104	835,920
Volterra Semiconductor Corp. (I)	32,450	795,025

		7,663,171
Software - 11.55%
ANSYS, Inc. (I)	15,707	973,363
Aspen Technology, Inc. (I)	62,541	1,116,357
BroadSoft, Inc. (I)(L)	28,005	982,415
CommVault Systems, Inc. (I)	26,171	1,298,867
Fair Isaac Corp.	26,481	963,114
Informatica Corp. (I)	29,152	1,310,528
Interactive Intelligence Group (I)	22,758	507,503
Manhattan Associates, Inc. (I)	26,195	1,182,442
MICROS Systems, Inc. (I)	23,921	1,128,354
Parametric Technology Corp. (I)	33,489	697,576
Quest Software, Inc. (I)	38,149	689,352
SolarWinds, Inc. (I)	39,057	1,280,679
Websense, Inc. (I)	35,266	638,667

		12,769,217

		28,919,263
Materials - 4.82%
Chemicals - 2.72%
Intrepid Potash, Inc. (I)(L)	23,732	549,633
Olin Corp.	43,986	835,734
Rockwood Holdings, Inc. (I)	16,505	735,463
Solutia, Inc. (I)	55,432	882,477

		3,003,307
Containers & Packaging - 0.62%
Greif, Inc., Class A	14,697	685,174

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.48%
Allied Nevada Gold Corp. (I)	9,150	$328,394
Carpenter Technology Corp.	18,380	995,093
Detour Gold Corp. (I)	10,819	315,355

		1,638,842

		5,327,323
Telecommunication Services - 0.83%
Wireless Telecommunication Services - 0.83%
SBA Communications Corp., Class A (I)(L)	22,510	920,434
Utilities - 0.86%
Electric Utilities - 0.86%
ITC Holdings Corp.	12,866	951,055

TOTAL COMMON STOCKS (Cost $85,812,143)		$109,279,384

SECURITIES LENDING COLLATERAL - 15.35%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	1,696,513	16,977,173

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,968,046)		$16,977,173

SHORT-TERM INVESTMENTS - 2.16%
Money Market Funds - 2.16%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	$2,390,544	$2,390,544

TOTAL SHORT-TERM INVESTMENTS (Cost $2,390,544)		$2,390,544

Total Investments (Small Company Growth Fund)
(Cost $105,170,733) - 116.34%		$128,647,101
Other assets and liabilities, net - (16.34%)		(18,066,931)

TOTAL NET ASSETS - 100.00%		$110,580,170

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.25%
Consumer Discretionary - 11.12%
Auto Components - 0.75%
Drew Industries, Inc. (L)	117,200	$2,543,239
Automobiles - 0.28%
Winnebago Industries, Inc. (I)(L)	147,700	951,188
Distributors - 0.87%
Pool Corp. (L)	96,400	2,940,200
Diversified Consumer Services - 1.52%
Ascent Media Corp., Class A (I)	41,700	1,940,301
Matthews International Corp., Class A (L)	96,300	3,194,271

		5,134,572
Hotels, Restaurants & Leisure - 0.50%
Orient Express Hotels, Ltd., Class A (I)(L)	235,200	1,691,088
Household Durables - 1.69%
CSS Industries, Inc.	74,000	1,572,500
Ethan Allen Interiors, Inc. (L)	46,400	941,920
M/I Homes, Inc. (I)(L)	65,200	589,408
Meritage Homes Corp. (I)(L)	107,000	2,334,740
Stanley Furniture Company, Inc. (I)	93,600	280,800

		5,719,368

191

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.29%
Brunswick Corp.	53,100	$988,722
Media - 0.42%
Saga Communications, Inc., Class A (I)	40,000	1,412,000
Multiline Retail - 0.44%
Fred’s, Inc., Class A (L)	112,000	1,507,520
Specialty Retail - 4.17%
Aaron’s, Inc.	292,600	7,689,528
Haverty Furniture Companies, Inc. (L)	134,600	1,627,314
MarineMax, Inc. (I)(L)	120,000	764,400
Stein Mart, Inc.	215,000	1,412,550
The Men’s Wearhouse, Inc. (L)	93,200	2,593,756

		14,087,548
Textiles, Apparel & Luxury Goods - 0.19%
Culp, Inc. (I)	76,500	632,655

		37,608,100
Consumer Staples - 0.75%
Food & Staples Retailing - 0.53%
Nash Finch Company (L)	65,000	1,803,750
Tobacco - 0.22%
Alliance One International, Inc. (I)(L)	267,000	747,600

		2,551,350
Energy - 6.33%
Energy Equipment & Services - 2.43%
Atwood Oceanics, Inc. (I)(L)	41,100	1,685,100
CARBO Ceramics, Inc. (L)	26,500	3,771,480
Hercules Offshore, Inc. (I)(L)	134,100	521,649
Tetra Technologies, Inc. (I)(L)	191,000	1,753,380
Union Drilling, Inc. (I)	64,000	468,480

		8,200,089
Oil, Gas & Consumable Fuels - 3.90%
Cloud Peak Energy, Inc. (I)(L)	89,100	1,904,067
Forest Oil Corp. (I)	69,000	1,106,760
Lone Pine Resources, Inc. (I)	41,648	311,944
Northern Oil and Gas, Inc. (I)(L)	134,600	3,296,354
Oasis Petroleum, Inc. (I)	134,400	4,095,168
Overseas Shipholding Group, Inc. (L)	27,800	293,290
Penn Virginia Corp. (L)	173,000	916,900
Swift Energy Company (I)	43,200	1,269,648

		13,194,131

		21,394,220
Financials - 21.03%
Capital Markets - 3.38%
Ares Capital Corp.	258,500	4,022,260
Hercules Technology Growth Capital, Inc.	174,000	1,642,560
JMP Group, Inc.	84,800	601,232
Kohlberg Capital Corp.	147,567	931,148
Piper Jaffray Companies (I)	32,400	670,680
Safeguard Scientifics, Inc. (I)	70,000	1,179,500
Stifel Financial Corp. (I)(L)	74,600	2,364,820

		11,412,200
Commercial Banks - 5.39%
Columbia Banking System, Inc. (L)	63,100	1,135,800
East West Bancorp, Inc.	140,300	2,745,671
Glacier Bancorp, Inc. (L)	173,000	2,077,730
Home Bancshares, Inc.	111,100	2,761,946
Signature Bank (I)(L)	46,100	2,693,623
SVB Financial Group (I)(L)	89,700	4,219,488

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wintrust Financial Corp. (L)	92,800	$2,578,912

		18,213,170
Diversified Financial Services - 0.48%
Compass Diversified Holdings (L)	127,800	1,638,396
Insurance - 4.94%
Alterra Capital Holdings, Ltd.	110,800	2,542,860
Employers Holdings, Inc.	61,300	1,064,781
Markel Corp. (I)(L)	5,600	2,247,840
Meadowbrook Insurance Group, Inc.	72,600	740,520
National Interstate Corp.	104,000	2,426,320
ProAssurance Corp. (L)	96,700	7,698,287

		16,720,608
Real Estate Investment Trusts - 6.75%
Acadia Realty Trust (L)	70,200	1,374,516
CBL & Associates Properties, Inc. (L)	291,700	4,168,393
Cedar Shopping Centers, Inc.	136,100	454,574
First Potomac Realty Trust	152,400	1,940,052
Hatteras Financial Corp. (L)	68,100	1,825,080
Kilroy Realty Corp. (L)	102,700	3,706,443
LaSalle Hotel Properties	124,500	2,914,545
Potlatch Corp.	74,600	2,399,136
Redwood Trust, Inc.	120,700	1,246,831
Saul Centers, Inc.	29,100	1,015,881
Washington Real Estate Investment Trust (L)	65,000	1,768,650

		22,814,101
Thrifts & Mortgage Finance - 0.09%
Radian Group, Inc. (L)	139,600	301,536

		71,100,011
Health Care - 5.69%
Biotechnology - 0.27%
Exelixis, Inc. (I)(L)	199,100	917,851
Health Care Equipment & Supplies - 2.20%
Analogic Corp. (L)	30,200	1,691,502
AngioDynamics, Inc. (I)	85,400	1,291,248
Quidel Corp. (I)(L)	91,100	1,653,465
West Pharmaceutical Services, Inc. (L)	73,200	2,820,396

		7,456,611
Health Care Providers & Services - 3.22%
Landauer, Inc.	29,700	1,506,681
National Healthcare Corp.	53,500	2,228,275
Owens & Minor, Inc. (L)	180,200	5,550,160
Triple-S Management Corp., Class B (I)(L)	81,600	1,589,568

		10,874,684

		19,249,146
Industrials - 26.77%
Aerospace & Defense - 0.12%
Kratos Defense & Security Solutions, Inc. (I)	80,000	400,000
Air Freight & Logistics - 0.68%
UTI Worldwide, Inc. (L)	146,800	2,284,208
Airlines - 1.48%
Alaska Air Group, Inc. (I)	72,000	4,998,240
Building Products - 1.49%
Gibraltar Industries, Inc. (I)	142,900	1,936,295
Quanex Building Products Corp.	89,100	1,343,628
Universal Forest Products, Inc. (L)	62,600	1,744,662

		5,024,585

192

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 3.63%
G&K Services, Inc., Class A	79,700	$2,383,030
McGrath Rentcorp	149,000	4,170,510
Mine Safety Appliances Company	55,400	1,951,188
Waste Connections, Inc. (L)	115,100	3,771,827

		12,276,555
Construction & Engineering - 1.08%
Aegion Corp. (I)(L)	133,300	2,020,828
Comfort Systems USA, Inc. (L)	114,100	1,190,063
Sterling Construction Company, Inc. (I)	34,200	434,682

		3,645,573
Electrical Equipment - 2.42%
Belden, Inc.	87,400	2,887,696
Franklin Electric Company, Inc.	23,800	1,120,266
Woodward, Inc. (L)	99,000	4,191,660

		8,199,622
Machinery - 5.72%
Astec Industries, Inc. (I)(L)	41,100	1,374,795
Cascade Corp.	41,400	1,801,314
CIRCOR International, Inc. (L)	56,100	1,823,250
IDEX Corp.	89,000	3,244,940
Nordson Corp. (L)	134,700	6,338,982
Robbins & Myers, Inc.	89,800	4,777,360

		19,360,641
Marine - 2.04%
Kirby Corp. (I)(L)	107,100	6,884,388
Professional Services - 2.05%
FTI Consulting, Inc. (I)(L)	39,200	1,681,288
Navigant Consulting Company (I)	154,500	1,741,215
On Assignment, Inc. (I)	217,500	2,266,350
The Dolan Company (I)	136,700	1,248,071

		6,936,924
Road & Rail - 4.07%
Genesee & Wyoming, Inc., Class A (I)	108,900	6,650,523
Landstar System, Inc.	154,000	7,125,580

		13,776,103
Trading Companies & Distributors - 1.99%
Beacon Roofing Supply, Inc. (I)(L)	247,000	4,823,910
Kaman Corp., Class A	62,000	1,923,860

		6,747,770

		90,534,609
Information Technology - 9.78%
Communications Equipment - 0.96%
Ixia (I)(L)	187,300	2,060,300
Sonus Networks, Inc. (I)(L)	450,200	1,175,022

		3,235,322
Computers & Peripherals - 0.34%
Xyratex, Ltd.	86,300	1,170,228
Electronic Equipment, Instruments & Components - 3.68%
Cognex Corp.	34,000	1,212,780
Electro Rent Corp.	171,000	2,802,690
Electro Scientific Industries, Inc. (I)	77,400	1,019,358
Littelfuse, Inc.	62,000	2,897,880
Methode Electronics, Inc.	69,000	612,720
Newport Corp. (I)(L)	110,200	1,435,906
SYNNEX Corp. (I)(L)	83,900	2,462,465

		12,443,799

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 0.08%
StarTek, Inc. (I)	113,412	$259,713
Semiconductors & Semiconductor Equipment - 3.07%
Advanced Energy Industries, Inc. (I)	138,200	1,379,236
ATMI, Inc. (I)	64,400	1,333,080
Brooks Automation, Inc.	131,900	1,258,326
Cabot Microelectronics Corp. (I)(L)	37,500	1,558,875
Cymer, Inc. (I)(L)	58,200	2,602,704
Teradyne, Inc. (I)(L)	166,500	2,241,090

		10,373,311
Software - 1.65%
Accelrys, Inc. (I)	97,300	693,749
Progress Software Corp. (I)	150,050	3,056,519
Websense, Inc. (I)(L)	101,800	1,843,598

		5,593,866

		33,076,239
Materials - 11.50%
Chemicals - 2.09%
American Vanguard Corp. (L)	114,900	1,466,124
Innospec, Inc. (I)	134,000	3,894,040
Minerals Technologies, Inc.	29,500	1,711,000

		7,071,164
Containers & Packaging - 2.19%
AptarGroup, Inc.	104,500	5,307,555
Myers Industries, Inc.	171,200	2,098,912

		7,406,467
Metals & Mining - 5.06%
AMCOL International Corp. (L)	69,400	2,299,222
Carpenter Technology Corp. (L)	73,200	3,963,048
Franco-Nevada Corp.	70,000	2,964,165
North American Palladium, Ltd. (I)(L)	625,060	1,975,190
Royal Gold, Inc. (L)	47,400	3,860,730
Schnitzer Steel Industries, Inc. (L)	35,600	1,651,484
Sims Metal Management, Ltd., ADR	30,000	402,300

		17,116,139
Paper & Forest Products - 2.16%
Clearwater Paper Corp. (I)	78,400	2,758,896
Deltic Timber Corp. (L)	51,600	3,304,980
Wausau Paper Corp. (L)	157,900	1,218,988

		7,282,864

		38,876,634
Telecommunication Services - 0.48%
Diversified Telecommunication Services - 0.48%
Premiere Global Services, Inc. (I)	196,000	1,620,920
Utilities - 4.80%
Electric Utilities - 2.44%
Cleco Corp. (L)	102,600	3,707,964
El Paso Electric Company (L)	96,100	3,317,372
PNM Resources, Inc.	64,200	1,226,862

		8,252,198
Gas Utilities - 0.84%
Southwest Gas Corp.	70,400	2,846,272
Multi-Utilities - 1.52%
Black Hills Corp.	47,900	1,568,725
NorthWestern Corp.	61,400	2,141,632

193

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Vectren Corp.	49,000	$1,425,900

		5,136,257

		16,234,727

TOTAL COMMON STOCKS (Cost $250,623,602)		$332,245,956

PREFERRED SECURITIES - 1.10%
Financials - 1.10%
Commercial Banks - 0.77%
East West Bancorp., Inc., Series A, 8.000% $	1,814	$2,599,371
Insurance - 0.33%
Assured Guaranty, Ltd., 8.500%	27,600	1,126,632

		3,726,003

TOTAL PREFERRED SECURITIES (Cost $3,166,750)		$3,726,003

INVESTMENT COMPANIES - 0.82%
First Opportunity Fund, Inc. (I)	51,500	319,815
iShares Russell 2000 Value Index Fund (L)	37,600	2,449,640

TOTAL INVESTMENT COMPANIES (Cost $3,012,537)		$2,769,455

SECURITIES LENDING COLLATERAL - 26.32%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	8,893,537	88,998,519

TOTAL SECURITIES LENDING
COLLATERAL (Cost $88,964,571)		$88,998,519

SHORT-TERM INVESTMENTS - 1.11%
Money Market Funds - 1.11%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$528,701	$528,701
T. Rowe Price Prime Reserve
Fund, 0.0854% (Y)	3,237,628	3,237,628

		3,766,329

TOTAL SHORT-TERM INVESTMENTS (Cost $3,766,329)		$3,766,329

Total Investments (Small Company Value Fund)
(Cost $349,533,789) - 127.60%		$431,506,262
Other assets and liabilities, net - (27.60%)		(93,347,134)

TOTAL NET ASSETS - 100.00%		$338,159,128

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.28%
Consumer Discretionary - 12.39%
Auto Components - 0.27%
American Axle &
Manufacturing Holdings, Inc. (I)	1,290	$11,313
Amerigon, Inc. (I)	13,844	217,074
Drew Industries, Inc. (I)	202	4,383
Fuel Systems Solutions, Inc. (I)	496	8,829
Stoneridge, Inc. (I)	458	3,765
Tenneco, Inc. (I)	1,747	50,593
Tower International, Inc. (I)	68	722

		296,679

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.01%
Harley-Davidson, Inc.	27,730	$1,019,632
Tesla Motors, Inc. (I)(L)	1,510	49,437
Thor Industries, Inc.	1,297	31,387
Winnebago Industries, Inc. (I)	845	5,442

		1,105,898
Distributors - 1.19%
LKQ Corp. (I)	41,490	1,266,690
Pool Corp.	1,402	42,761

		1,309,451
Diversified Consumer Services - 0.61%
American Public Education, Inc. (I)(L)	517	19,811
Archipelago Learning, Inc. (I)	270	2,835
Bridgepoint Education, Inc. (I)(L)	619	13,618
Capella Education Company (I)	419	14,246
Coinstar, Inc. (I)(L)	7,248	309,417
Education Management Corp. (I)(L)	603	13,435
Grand Canyon Education, Inc. (I)	964	14,894
K12, Inc. (I)	836	20,875
Matthews International Corp., Class A	848	28,128
Sotheby’s	5,973	187,612
Steiner Leisure, Ltd. (I)	413	19,411
Strayer Education, Inc. (L)	227	22,078
Universal Technical Institute, Inc. (I)	321	4,102

		670,462
Hotels, Restaurants & Leisure - 1.22%
AFC Enterprises, Inc. (I)	706	11,084
Ameristar Casinos, Inc.	946	16,555
Bally Technologies, Inc. (I)	1,288	49,382
Biglari Holdings, Inc. (I)	13	4,470
BJ’s Restaurants, Inc. (I)	726	34,906
Boyd Gaming Corp. (I)	1,058	7,089
Bravo Brio Restaurant Group, Inc. (I)	536	9,235
Buffalo Wild Wings, Inc. (I)	536	34,561
Caribou Coffee Company, Inc. (I)	10,752	145,260
CEC Entertainment, Inc.	563	18,962
Choice Hotels International, Inc.	304	10,911
Denny’s Corp. (I)	2,671	9,081
DineEquity, Inc. (I)	457	21,516
Domino’s Pizza, Inc. (I)	10,751	354,138
Gaylord Entertainment Company (I)	1,062	22,536
Interval Leisure Group, Inc. (I)	1,170	16,392
Isle of Capri Casinos, Inc. (I)	306	1,509
Krispy Kreme Doughnuts, Inc. (I)	1,780	13,386
Life Time Fitness, Inc. (I)(L)	1,106	45,047
Marriott Vacations Worldwide Corp. (I)	834	13,327
P.F. Chang’s China Bistro, Inc. (L)	649	19,684
Panera Bread Company, Class A (I)	843	120,869
Papa John’s International, Inc. (I)	587	22,247
Peet’s Coffee & Tea, Inc. (I)(L)	375	21,795
Penn National Gaming, Inc. (I)	1,936	71,845
Pinnacle Entertainment, Inc. (I)	1,801	19,037
Shuffle Master, Inc. (I)	1,583	17,555
Six Flags Entertainment Corp.	1,267	48,146
Sonic Corp. (I)	1,716	12,115
Texas Roadhouse, Inc., Class A	1,876	25,120
The Cheesecake Factory, Inc. (I)	1,565	44,383
Vail Resorts, Inc.	1,047	46,592
WMS Industries, Inc. (I)	1,619	33,950

		1,342,685
Household Durables - 0.05%
Blyth, Inc.	157	10,334
Hovnanian Enterprises, Inc., Class A (I)(L)	1,218	1,717

194

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
iRobot Corp. (I)	699	$22,193
Libbey, Inc. (I)	576	6,998
Sealy Corp. (I)	911	1,813
Universal Electronics, Inc. (I)	440	7,181
Zagg, Inc. (I)	598	6,877

		57,113
Internet & Catalog Retail - 0.36%
Blue Nile, Inc. (I)(L)	414	15,728
HSN, Inc.	1,199	42,924
Orbitz Worldwide, Inc. (I)	600	2,112
Overstock.com, Inc. (I)	477	3,940
Shutterfly, Inc. (I)(L)	8,995	243,585
US Auto Parts Network, Inc. (I)	18,850	77,474
Vitacost.com, Inc. (I)	488	3,206

		388,969
Leisure Equipment & Products - 0.08%
Brunswick Corp.	2,455	45,712
Eastman Kodak Company (I)(L)	7,877	8,507
Leapfrog Enterprises, Inc. (I)	1,376	7,485
Smith & Wesson Holding Corp. (I)	1,780	5,482
Steinway Musical Instruments, Inc. (I)	75	2,036
Sturm Ruger & Company, Inc.	552	17,752

		86,974
Media - 0.32%
AMC Networks, Inc. (I)	1,518	54,648
Arbitron, Inc.	793	29,825
Cumulus Media, Inc., Class A (I)	1,376	4,183
Digital Generation, Inc. (I)	722	8,375
John Wiley & Sons, Inc.	1,343	64,598
Knology, Inc. (I)	924	13,167
Lions Gate Entertainment Corp. (I)	1,989	17,483
Live Nation Entertainment, Inc. (I)	2,195	18,965
Martha Stewart Living
Omnimedia, Inc., Class A (L)	842	2,509
Morningstar, Inc.	736	44,344
National CineMedia, Inc.	1,039	13,549
ReachLocal, Inc. (I)	255	2,066
The Madison Square Garden, Inc., Class A (I)	1,621	47,204
Valassis Communications, Inc. (I)(L)	1,368	26,279

		347,195
Multiline Retail - 0.95%
99 Cents Only Stores (I)(L)	1,433	31,311
Big Lots, Inc. (I)	2,182	87,520
Gordmans Stores, Inc. (I)	164	2,107
Kohl’s Corp.	16,980	913,524
Saks, Inc. (I)(L)	1,173	11,167

		1,045,629
Specialty Retail - 4.78%
Aaron’s, Inc.	2,169	57,001
Aeropostale, Inc. (I)	2,343	36,340
Americas Car-Mart, Inc. (I)	256	9,201
ANN, Inc. (I)	1,524	35,753
Asbury Automotive Group, Inc. (I)	548	10,807
Ascena Retail Group, Inc. (I)	4,594	126,427
Bebe Stores, Inc.	1,108	8,155
Body Central Corp. (I)	7,568	161,804
Casual Male Retail Group, Inc. (I)	56,819	183,525
Charming Shoppes, Inc. (I)	1,184	4,594
Chico’s FAS, Inc.	94,129	978,942
Citi Trends, Inc. (I)	434	3,850
DSW, Inc., Class A	776	34,920

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Express, Inc. (I)	13,093	$297,080
Genesco, Inc. (I)	6,084	359,260
GNC Holdings, Inc., Class A (I)	2,980	81,265
hhgregg, Inc. (I)(L)	278	4,404
Hibbett Sports, Inc. (I)	6,903	314,156
HOT Topic, Inc.	807	5,730
Jos A. Bank Clothiers, Inc. (I)(L)	5,322	262,268
Kirkland’s, Inc. (I)	466	5,811
Lithia Motors, Inc., Class A	12,037	267,342
Lumber Liquidators Holdings, Inc. (I)	728	12,332
Monro Muffler Brake, Inc. (L)	846	33,967
New York & Company, Inc. (I)	804	2,155
Penske Automotive Group, Inc. (L)	474	9,617
PEP Boys - Manny, Moe & Jack	764	8,679
Pier 1 Imports, Inc. (I)	20,956	284,792
Rent-A-Center, Inc.	8,400	301,980
Rue21, Inc. (I)	463	11,131
Sally Beauty Holdings, Inc. (I)(L)	3,478	69,908
Select Comfort Corp. (I)	11,142	206,461
Signet Jewelers, Ltd.	2,521	111,630
Talbots, Inc. (I)	1,335	2,657
The Buckle, Inc.	7,495	299,500
The Children’s Place Retail Stores, Inc. (I)	375	20,201
The Finish Line, Inc., Class A	12,320	259,706
The Wet Seal, Inc., Class A (I)	2,627	9,063
Vitamin Shoppe, Inc. (I)	8,994	331,069
Zumiez, Inc. (I)	635	14,942

		5,238,425
Textiles, Apparel & Luxury Goods - 1.55%
Carter’s, Inc. (I)	1,685	67,012
Crocs, Inc. (I)	14,336	222,351
G-III Apparel Group, Ltd. (I)	493	9,086
Hanesbrands, Inc. (I)	1,835	45,196
Iconix Brand Group, Inc. (I)	18,434	318,171
K-Swiss, Inc., Class A (I)(L)	276	784
Liz Claiborne, Inc. (I)(L)	2,744	22,693
Maidenform Brands, Inc. (I)	5,864	108,132
Perry Ellis International, Inc. (I)	8,802	125,869
Steven Madden, Ltd. (I)	10,244	365,301
The Warnaco Group, Inc. (I)	1,248	63,261
True Religion Apparel, Inc. (I)	710	24,992
Vera Bradley, Inc. (I)(L)	534	20,506
Wolverine World Wide, Inc.	8,340	307,246

		1,700,600

		13,590,080
Consumer Staples - 1.94%
Beverages - 0.05%
Boston Beer Company, Inc. (I)(L)	261	26,077
Coca-Cola Bottling Company Consolidated	95	5,320
Heckmann Corp. (I)(L)	2,856	16,708
National Beverage Corp. (I)	338	5,651
Primo Water Corp. (I)	359	1,102

		54,858
Food & Staples Retailing - 0.58%
Casey’s General Stores, Inc.	1,103	58,878
Pricesmart, Inc.	3,560	241,546
Rite Aid Corp. (I)	19,350	23,607
Ruddick Corp.	5,590	222,762
Susser Holdings Corp. (I)	87	1,999
The Fresh Market, Inc. (I)	835	32,757
United Natural Foods, Inc. (I)	1,337	51,247

		632,796

195

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.76%
Cal-Maine Foods, Inc.	405	$13,713
Calavo Growers, Inc.	342	9,084
Darling International, Inc. (I)	3,397	48,815
Diamond Foods, Inc. (L)	644	17,871
J&J Snack Foods Corp.	435	22,568
Pilgrim’s Pride Corp. (I)	1,555	8,926
Sanderson Farms, Inc.	6,648	342,173
Smart Balance, Inc. (I)	1,711	9,085
The Hain Celestial Group, Inc. (I)	7,502	280,125
Tootsie Roll Industries, Inc.	267	6,437
TreeHouse Foods, Inc. (I)	1,041	68,633

		827,430
Household Products - 0.21%
Spectrum Brands Holdings, Inc. (I)	8,140	228,083
Personal Products - 0.34%
Elizabeth Arden, Inc. (I)	715	27,027
Inter Parfums, Inc.	14,549	249,370
Medifast, Inc. (I)	407	5,661
Nature’s Sunshine Products, Inc. (I)	360	6,358
Nu Skin Enterprises, Inc., Class A (L)	1,630	77,816
Schiff Nutrition International, Inc. (I)	247	2,937
USANA Health Sciences, Inc. (I)	219	7,477

		376,646
Tobacco - 0.00%
Star Scientific, Inc. (I)(L)	1,570	4,145

		2,123,958
Energy - 9.74%
Energy Equipment & Services - 2.78%
Atwood Oceanics, Inc. (I)	1,697	69,577
CARBO Ceramics, Inc. (L)	572	81,407
Complete Production Services, Inc. (I)	1,841	64,196
Dawson Geophysical Company (I)	6,972	243,183
Dril-Quip, Inc. (I)	930	66,151
Exterran Holdings, Inc. (I)(L)	618	7,082
Global Geophysical Services, Inc. (I)	346	2,408
Gulfmark Offshore, Inc., Class A (I)	693	31,067
Helix Energy Solutions Group, Inc. (I)	9,471	168,016
Hornbeck Offshore Services, Inc. (I)	936	31,581
ION Geophysical Corp. (I)	1,825	10,603
Key Energy Services, Inc. (I)	15,566	235,047
Lufkin Industries, Inc.	884	61,951
Matrix Service Company (I)	774	7,245
McDermott International, Inc. (I)	75,880	858,203
Newpark Resources, Inc. (I)	30,010	268,890
North American Energy Partners, Inc. (I)	21,973	152,053
Oil States International, Inc. (I)	522	39,281
OYO Geospace Corp. (I)	3,986	362,646
Pioneer Drilling Company (I)	15,793	173,407
RigNet, Inc. (I)	179	2,946
RPC, Inc. (L)	1,302	25,415
Superior Energy Services, Inc. (I)(L)	2,322	68,987
Tesco Corp. (I)	949	12,650

		3,043,992
Oil, Gas & Consumable Fuels - 6.96%
Abraxas Petroleum Corp. (I)(L)	2,548	9,198
Amyris, Inc. (I)	584	6,582
Approach Resources, Inc. (I)(L)	753	23,554
ATP Oil & Gas Corp. (I)(L)	1,346	9,880
Berry Petroleum Company, Class A	1,351	59,282
Bill Barrett Corp. (I)	691	26,949
BPZ Resources, Inc. (I)(L)	2,707	8,635

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Brigham Exploration Company (I)	3,424	$124,736
Carrizo Oil & Gas, Inc. (I)(L)	38,903	1,107,179
Cheniere Energy, Inc. (I)(L)	2,399	24,230
Clayton Williams Energy, Inc. (I)	231	17,085
Clean Energy Fuels Corp. (I)(L)	1,440	18,864
Cloud Peak Energy, Inc. (I)	1,768	37,782
Comstock Resources, Inc. (I)	10,183	169,343
Contango Oil & Gas Company (I)	363	22,869
Crosstex Energy, Inc.	801	9,588
CVR Energy, Inc. (I)	1,634	29,739
Enbridge Energy Management LLC (I)	326	10,386
Endeavour International Corp. (I)	978	6,758
Energy XXI Bermuda, Ltd. (I)	8,388	263,719
FX Energy, Inc. (I)	1,531	7,303
Gastar Exploration, Ltd. (I)	1,709	5,469
Georesources, Inc. (I)	11,827	337,188
Gevo Inc. (I)	224	1,378
Goodrich Petroleum Corp. (I)(L)	792	11,547
Gran Tierra Energy, Inc. (I)	7,574	48,322
Gulfport Energy Corp. (I)	1,257	39,910
Harvest Natural Resources, Inc. (I)	329	3,010
Houston American Energy Corp. (I)	546	7,649
Hyperdynamics Corp. (I)(L)	4,326	15,920
InterOil Corp. (I)(L)	29,220	1,597,750
Kodiak Oil & Gas Corp. (I)(L)	41,515	368,653
Magnum Hunter Resources Corp. (I)(L)	3,273	15,743
McMoRan Exploration Company (I)(L)	1,380	22,052
Northern Oil and Gas, Inc. (I)(L)	1,650	40,409
Oasis Petroleum, Inc. (I)(L)	1,476	44,974
Patriot Coal Corp. (I)	18,890	196,645
Petroleum Development Corp. (I)(L)	687	23,049
Petroquest Energy, Inc. (I)	1,649	11,329
Quicksilver Resources, Inc. (I)	2,731	22,121
Rentech, Inc. (I)	6,510	9,700
Resolute Energy Corp. (I)	1,339	18,143
Rex Energy Corp. (I)(L)	125,865	2,032,720
Rosetta Resources, Inc. (I)	6,990	379,837
Solazyme, Inc. (I)	433	5,053
Swift Energy Company (I)	7,885	231,740
Transatlantic Petroleum, Ltd. (I)	5,302	6,628
Triangle Petroleum Corp. (I)	13,073	75,170
Uranium Energy Corp. (I)(L)	1,983	6,048
Venoco, Inc. (I)	903	8,416
Western Refining, Inc. (I)	1,037	12,330
World Fuel Services Corp. (L)	1,036	44,413

		7,636,977

		10,680,969
Financials - 6.00%
Capital Markets - 1.24%
Duff & Phelps Corp.	538	7,952
Epoch Holding Corp.	410	9,975
Evercore Partners, Inc., Class A	347	9,608
Financial Engines, Inc. (I)	977	21,465
GAMCO Investors, Inc., Class A	76	3,588
Gleacher & Company, Inc. (I)	852	1,099
HFF, Inc. (I)	947	10,625
ICG Group, Inc. (I)	1,086	9,350
INTL FCStone, Inc. (I)	450	11,201
KBW, Inc.	482	6,570
Ladenburg Thalmann
Financial Services, Inc. (I)	3,187	7,489
Pzena Investment Management, Inc., Class A	272	1,338
Raymond James Financial, Inc.	24,900	742,269

196

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Safeguard Scientifics, Inc. (I)	605	$10,194
Virtus Investment Partners, Inc. (I)	171	12,977
Walter Investment Management Corp.	15,714	351,365
Wisdomtree Investments, Inc. (I)	23,000	143,290

		1,360,355
Commercial Banks - 1.00%
Boston Private Financial Holdings, Inc.	29,670	230,536
CapitalSource, Inc.	8,900	57,405
Cardinal Financial Corp.	796	8,509
First Citizens BancShares, Inc.	751	128,917
First Connecticut Bancorp, Inc.	519	6,565
Investors Bancorp, Inc. (I)	1,461	20,001
Pinnacle Financial Partners, Inc. (I)	473	7,090
SCBT Financial Corp.	142	4,044
Signature Bank (I)	1,337	78,121
SVB Financial Group (I)	6,429	302,420
Texas Capital Bancshares, Inc. (I)	1,087	31,371
Umpqua Holdings Corp.	16,407	205,088
Webster Financial Corp.	1,080	21,276

		1,101,343
Consumer Finance - 0.98%
Cash America International, Inc.	301	14,963
Credit Acceptance Corp. (I)	300	24,603
DFC Global Corp. (I)	11,606	210,649
EZCORP, Inc., Class A (I)	11,009	320,252
First Cash Financial Services, Inc. (I)	8,712	316,246
Green Dot Corp., Class A (I)	614	20,508
Netspend Holdings, Inc. (I)	1,045	6,594
The First Marblehead Corp. (I)	1,745	1,972
World Acceptance Corp. (I)	2,288	157,003

		1,072,790
Diversified Financial Services - 1.40%
Encore Capital Group, Inc. (I)	640	13,952
MarketAxess Holdings, Inc.	776	22,457
Moody’s Corp. (L)	42,180	1,464,068
NewStar Financial, Inc. (I)	726	7,180
Portfolio Recovery Associates, Inc. (I)	497	34,477

		1,542,134
Insurance - 0.67%
Amtrust Financial Services, Inc.	391	10,365
Baldwin & Lyons, Inc., Class B	81	1,782
Citizens, Inc., Class A (I)	1,141	9,835
Crawford & Company, Class B	357	2,253
eHealth, Inc. (I)	404	6,129
Enstar Group, Ltd. (I)	91	9,201
Greenlight Capital Re, Ltd., Class A (I)	573	13,660
Hilltop Holdings, Inc. (I)	434	3,676
Maiden Holdings, Ltd.	21,230	184,701
MBIA, Inc. (I)	1,499	14,540
Montpelier Re Holdings, Ltd.	629	10,706
Platinum Underwriters Holdings, Ltd.	8,160	280,949
ProAssurance Corp.	2,240	178,326
Tower Group, Inc.	404	8,480

		734,603
Real Estate Investment Trusts - 0.43%
Alexander’s, Inc.	59	23,400
Apartment Investment & Management
Company, Class A	1,752	38,159
Coresite Realty Corp.	576	9,648
DCT Industrial Trust, Inc. (L)	3,595	17,292
DuPont Fabros Technology, Inc.	1,813	40,847

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Education Realty Trust, Inc.	1,309	$12,200
Equity Lifestyle Properties, Inc.	392	24,237
Extra Space Storage, Inc.	2,601	62,684
FelCor Lodging Trust, Inc. (I)	1,711	4,500
First Industrial Realty Trust, Inc. (I)	835	7,933
Hudson Pacific Properties, Inc.	294	3,775
Pebblebrook Hotel Trust	961	17,798
PS Business Parks, Inc.	574	30,250
Retail Opportunity Investments Corp.	612	7,209
RLJ Lodging Trust	973	15,568
Saul Centers, Inc.	123	4,294
Tanger Factory Outlet Centers, Inc.	1,622	45,984
Taubman Centers, Inc.	1,680	104,714

		470,492
Real Estate Management & Development - 0.27%
Altisource Portfolio Solutions SA (I)	4,839	230,385
Forest City Enterprises, Inc., Class A (I)(L)	2,547	30,921
Kennedy-Wilson Holdings, Inc.	887	9,810
Tejon Ranch Company (I)	434	10,707
The St. Joe Company (I)(L)	703	10,109

		291,932
Thrifts & Mortgage Finance - 0.01%
Beneficial Mutual Bancorp, Inc. (I)	1,068	9,334
Doral Financial Corp. (I)	10	9
MGIC Investment Corp. (I)	1,844	5,311
Radian Group, Inc. (L)	3	6

		14,660

		6,588,309
Health Care - 15.89%
Biotechnology - 3.64%
Achillion Pharmaceuticals, Inc. (I)	1,315	8,745
Acorda Therapeutics, Inc. (I)	1,155	26,738
Aegerion Pharmaceuticals, Inc. (I)	336	5,386
Alkermes PLC (I)	2,833	43,317
Allos Therapeutics, Inc. (I)	1,496	1,990
Alnylam Pharmaceuticals, Inc. (I)(L)	685	4,864
AMAG Pharmaceuticals, Inc. (I)	619	11,018
Amylin Pharmaceuticals, Inc. (I)	3,811	41,159
Ardea Biosciences, Inc. (I)	703	13,132
Arena Pharmaceuticals, Inc. (I)	2,776	4,386
Ariad Pharmaceuticals, Inc. (I)(L)	3,864	46,716
Arqule, Inc. (I)	1,484	8,325
Astex Pharmaceuticals (I)	97,766	147,627
AVEO Pharmaceuticals, Inc. (I)	876	14,804
BioMarin Pharmaceutical, Inc. (I)	3,244	112,307
BioMimetic Therapeutics, Inc. (I)	306	961
Biotime, Inc. (I)	710	3,174
Cell Therapeutics, Inc. (I)(L)	5,312	5,949
Cepheid, Inc. (I)(L)	1,820	62,426
Codexis, Inc. (I)	565	2,723
Cubist Pharmaceuticals, Inc. (I)(L)	1,774	68,423
Dendreon Corp. (I)(L)	95,119	821,828
Dyax Corp. (I)	2,711	3,850
Dynavax Technologies Corp. (I)	3,906	12,148
Emergent Biosolutions, Inc. (I)	364	6,203
Exact Sciences Corp. (I)	1,529	12,981
Exelixis, Inc. (I)	3,742	17,251
Genomic Health, Inc. (I)	428	11,637
Geron Corp. (I)	1,912	3,193
Halozyme Therapeutics, Inc. (I)	2,408	22,828
Idenix Pharmaceuticals, Inc. (I)	1,292	9,819
Immunogen, Inc. (I)	1,433	17,411

197

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Immunomedics, Inc. (I)	2,097	$7,046
Incyte Corp. (I)(L)	3,282	45,193
InterMune, Inc. (I)	1,596	28,983
Ironwood Pharmaceuticals, Inc. (I)	1,638	19,771
Isis Pharmaceuticals, Inc. (I)	2,771	20,561
Lexicon Pharmaceuticals, Inc. (I)	2,719	3,181
Ligand Pharmaceuticals, Inc., Class B (I)	517	6,064
Mannkind Corp. (I)(L)	2,487	7,610
Medivation, Inc. (I)	962	44,204
Metabolix, Inc. (I)	608	2,894
Micromet, Inc. (I)(L)	1,385	8,490
Momenta Pharmaceuticals, Inc. (I)	1,265	19,026
Myriad Genetics, Inc. (I)	18,670	396,738
Nabi Biopharmaceuticals (I)	871	1,577
Neurocrine Biosciences, Inc. (I)	1,447	9,463
Novavax, Inc. (I)(L)	1,951	2,692
NPS Pharmaceuticals, Inc. (I)	2,517	14,297
Onyx Pharmaceuticals, Inc. (I)	11,674	514,823
Opko Health, Inc. (I)(L)	4,172	20,693
Orexigen Therapeutics, Inc. (I)	906	1,622
Osiris Therapeutics, Inc. (I)	480	2,232
Pharmacyclics, Inc. (I)	1,588	24,185
Progenics Pharmaceuticals, Inc. (I)	598	4,019
PROLOR Biotech, Inc. (I)	1,018	4,438
Protalix BioTherapeutics, Inc. (I)	1,503	9,123
Raptor Pharmaceutical Corp. (I)	1,255	6,928
Rigel Pharmaceuticals, Inc. (I)	2,067	15,751
Sangamo Biosciences, Inc. (I)	1,455	4,409
Savient Pharmaceuticals, Inc. (I)(L)	1,349	3,386
Seattle Genetics, Inc. (I)(L)	19,861	330,288
SIGA Technologies, Inc. (I)	721	1,514
Spectrum Pharmaceuticals, Inc. (I)	1,544	21,384
Targacept, Inc. (I)	815	6,121
Theravance, Inc. (I)	2,336	54,522
Trius Therapeutics, Inc. (I)	330	2,449
United Therapeutics Corp. (I)(L)	18,204	744,726
ZIOPHARM Oncology, Inc. (I)	1,597	8,304

		3,992,026
Health Care Equipment & Supplies - 4.55%
Abaxis, Inc. (I)	660	18,262
ABIOMED, Inc. (I)	943	18,992
Accuray, Inc. (I)	1,879	7,535
Align Technology, Inc. (I)	1,822	44,639
Antares Pharma, Inc. (I)	2,699	7,071
Arthrocare Corp. (I)	11,038	329,043
Atrion Corp.	747	181,387
Cantel Medical Corp.	425	11,182
Conceptus, Inc. (I)	865	9,476
CONMED Corp. (I)	33,420	878,612
Cyberonics, Inc. (I)	730	22,141
DexCom, Inc. (I)	1,965	15,759
Endologix, Inc. (I)	1,161	13,166
Exactech, Inc. (I)	227	3,430
Greatbatch, Inc. (I)	341	7,543
Haemonetics Corp. (I)	4,908	290,701
HeartWare International, Inc. (I)(L)	285	19,665
Hill-Rom Holdings, Inc.	647	20,445
ICU Medical, Inc. (I)	6,381	280,828
Insulet Corp. (I)	1,303	24,210
Integra LifeSciences Holdings Corp. (I)	7,211	231,689
Invacare Corp.	426	8,750
Kensey Nash Corp. (I)	235	5,969
MAKO Surgical Corp. (I)(L)	839	24,163
Masimo Corp. (I)(L)	7,480	154,537

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Meridian Bioscience, Inc.	420	$8,035
Merit Medical Systems, Inc. (I)	21,716	301,635
Natus Medical, Inc. (I)	299	2,503
Neogen Corp. (I)	643	22,653
Neoprobe Corp. (I)	2,473	6,133
NuVasive, Inc. (I)	1,161	16,022
NxStage Medical, Inc. (I)	1,271	24,886
OraSure Technologies, Inc. (I)	1,286	12,217
Orthofix International NV (I)	529	18,129
Palomar Medical Technologies, Inc. (I)	183	1,512
Quidel Corp. (I)	874	15,863
RTI Biologics, Inc. (I)	1,521	6,495
Sirona Dental Systems, Inc. (I)	1,631	72,482
SonoSite, Inc. (I)	404	16,726
STAAR Surgical Company (I)	1,035	10,174
SurModics, Inc. (I)	170	2,108
Symmetry Medical, Inc. (I)	1,053	8,245
Synovis Life Technologies, Inc. (I)	13,333	251,194
The Cooper Companies, Inc.	20,726	1,269,675
Thoratec Corp. (I)	5,784	175,949
Tornier BV (I)	398	7,152
Unilife Corp. (I)(L)	1,999	8,216
Volcano Corp. (I)	1,526	37,646
West Pharmaceutical Services, Inc.	980	37,759
Zoll Medical Corp. (I)	641	29,505

		4,992,109
Health Care Providers & Services - 2.51%
Accretive Health, Inc. (I)(L)	985	22,734
Air Methods Corp. (I)	333	26,880
AMERIGROUP Corp. (I)	1,441	82,382
Bio-Reference Labs, Inc. (I)	3,119	38,676
BioScrip, Inc. (I)	1,190	7,307
Brookdale Senior Living, Inc. (I)	3,007	46,759
Catalyst Health Solutions, Inc. (I)	18,702	972,878
Centene Corp. (I)	2,862	110,788
Chemed Corp.	623	33,430
Corvel Corp. (I)	204	9,733
Emeritus Corp. (I)	843	13,404
ExamWorks Group, Inc. (I)	906	6,088
Hanger Orthopedic Group, Inc. (I)	882	14,112
HealthSouth Corp. (I)	2,764	47,762
Healthspring, Inc. (I)	1,217	66,473
HMS Holdings Corp. (I)	2,460	74,612
IPC The Hospitalist Company, Inc. (I)	6,849	315,739
Kindred Healthcare, Inc. (I)	20,300	251,720
Landauer, Inc.	96	4,870
LHC Group, Inc. (I)	232	3,225
Mednax, Inc. (I)	1,415	95,371
Metropolitan Health Networks, Inc. (I)	12,652	91,600
Molina Healthcare, Inc. (I)	281	6,140
MWI Veterinary Supply, Inc. (I)	348	24,050
PSS World Medical, Inc. (I)(L)	1,547	37,716
Sunrise Senior Living, Inc. (I)(L)	1,512	7,605
Team Health Holdings, Inc. (I)	851	18,688
Tenet Healthcare Corp. (I)(L)	13,742	63,900
The Ensign Group, Inc.	8,805	208,767
Universal American Corp.	349	4,582
VCA Antech, Inc. (I)(L)	2,387	46,928

		2,754,919
Health Care Technology - 0.58%
athenahealth, Inc. (I)(L)	965	57,321
Computer Programs & Systems, Inc.	4,425	200,895
Epocrates, Inc. (I)	442	3,770

198

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
HealthStream, Inc. (I)	8,148	$137,457
Medidata Solutions, Inc. (I)	604	12,189
Merge Healthcare, Inc. (I)	1,560	8,440
Omnicell, Inc. (I)	966	15,611
Quality Systems, Inc.	1,190	42,067
Transcend Services, Inc. (I)	5,748	155,771

		633,521
Life Sciences Tools & Services - 1.27%
Affymetrix, Inc. (I)	1,941	8,773
Bruker Corp. (I)	22,673	283,866
Complete Genomics, Inc. (I)	480	1,776
Enzo Biochem, Inc. (I)	1,006	2,465
eResearch Technology, Inc. (I)	1,437	6,581
Fluidigm Corp. (I)	462	6,232
ICON PLC, ADR (I)	16,889	287,282
Illumina, Inc. (I)(L)	15,900	442,338
Luminex Corp. (I)	1,109	23,023
Pacific Biosciences of California, Inc. (I)	1,016	2,896
PAREXEL International Corp. (I)	12,569	252,008
Sequenom, Inc. (I)	2,896	12,105
Techne Corp.	1,023	69,042

		1,398,387
Pharmaceuticals - 3.34%
Akorn, Inc. (I)	34,773	374,157
Alimera Sciences, Inc. (I)	228	301
Ampio Pharmaceuticals, Inc. (I)	458	3,325
Auxilium Pharmaceuticals, Inc. (I)	1,398	24,367
AVANIR Pharmaceuticals, Class A (I)(L)	3,269	8,042
Cadence Pharmaceuticals, Inc. (I)	1,677	7,362
Cardiome Pharma Corp. (I)	29,974	61,147
Depomed, Inc. (I)	29,171	142,063
Durect Corp. (I)	2,164	2,943
Endocyte, Inc. (I)	669	6,884
Forest Laboratories, Inc., CVR (I)	446	424
Hi-Tech Pharmacal Company, Inc. (I)	3,829	158,980
Impax Laboratories, Inc. (I)	19,435	391,421
Jazz Pharmaceuticals, Inc. (I)	7,495	296,952
MAP Pharmaceuticals, Inc. (I)	574	7,893
Medicis Pharmaceutical Corp., Class A	1,781	58,150
Nektar Therapeutics (I)	33,267	166,335
Obagi Medical Products, Inc. (I)	541	5,470
Optimer Pharmaceuticals, Inc. (I)	1,285	14,803
Pain Therapeutics, Inc. (I)	550	2,129
Par Pharmaceutical Companies, Inc. (I)(L)	1,060	34,355
Pozen, Inc. (I)	745	3,017
Questcor Pharmaceuticals, Inc. (I)	1,715	77,089
Sagent Pharmaceuticals, Inc. (I)	283	5,852
Salix Pharmaceuticals, Ltd. (I)(L)	11,085	489,292
The Medicines Company (I)	1,577	29,821
Viropharma, Inc. (I)	1,433	34,406
Vivus, Inc. (I)(L)	1,677	16,988
Watson Pharmaceuticals, Inc. (I)(L)	19,080	1,232,950
XenoPort, Inc. (I)	462	2,208

		3,659,126

		17,430,088
Industrials - 18.91%
Aerospace & Defense - 2.41%
Aerovironment, Inc. (I)	511	15,591
American Science & Engineering, Inc.	266	19,474
Astronics Corp. (I)	268	9,557
BE Aerospace, Inc. (I)	34,620	1,348,449
Ceradyne, Inc. (I)	3,412	101,473

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Cubic Corp.	465	$19,730
DigitalGlobe, Inc. (I)	4,969	74,038
Exelis, Inc.	5,080	45,415
GenCorp, Inc. (I)	1,302	7,083
GeoEye, Inc. (I)	583	11,071
HEICO Corp.	317	18,811
HEICO Corp., Class A	688	28,174
Hexcel Corp. (I)	15,863	395,306
Moog, Inc., Class A (I)	1,155	48,302
National Presto Industries, Inc.	139	13,131
Orbital Sciences Corp., Class A (I)	1,708	25,364
Taser International, Inc. (I)	1,723	10,372
Teledyne Technologies, Inc. (I)	659	37,352
The KEYW Holding Corp. (I)(L)	379	3,081
Triumph Group, Inc.	6,882	409,410

		2,641,184
Air Freight & Logistics - 2.39%
Atlas Air Worldwide Holdings, Inc. (I)	6,726	284,174
Forward Air Corp.	860	27,606
HUB Group, Inc., Class A (I)	44,681	1,330,600
Pacer International, Inc. (I)	1,023	4,378
UTi Worldwide, Inc.	63,030	980,747

		2,627,505
Airlines - 0.03%
Allegiant Travel Company (I)	445	23,176
AMR Corp. (I)(L)	6,349	2,032
Spirit Airlines, Inc. (I)	630	10,162

		35,370
Building Products - 0.42%
AAON, Inc. (L)	545	11,941
Ameresco, Inc., Class A (I)	424	5,037
AO Smith Corp.	8,317	326,525
Armstrong World Industries, Inc. (I)	593	23,536
Fortune Brands Home & Security, Inc. (I)	4,028	67,187
Simpson Manufacturing Company, Inc.	392	12,975
Trex Company, Inc. (I)	385	8,597
USG Corp. (I)(L)	1,055	10,328

		466,126
Commercial Services & Supplies - 0.77%
American Reprographics Company (I)	353	1,663
Cenveo, Inc. (I)	1,654	5,045
Clean Harbors, Inc. (I)	1,384	82,998
Consolidated Graphics, Inc. (I)	2,370	120,752
Corrections Corp. of America (I)	3,111	65,331
EnerNOC, Inc. (I)(L)	576	5,668
Healthcare Services Group, Inc.	1,843	33,285
Herman Miller, Inc.	1,604	34,630
InnerWorkings, Inc. (I)(L)	870	7,900
Interface, Inc., Class A	854	9,821
KAR Auction Services, Inc. (I)	1,192	15,663
Knoll, Inc.	1,400	21,224
M&F Worldwide Corp. (I)	119	2,968
Mobile Mini, Inc. (I)	1,119	20,176
Multi-Color Corp.	350	9,177
Progressive Waste Solutions Ltd.	10,307	214,592
Rollins, Inc.	1,706	37,873
Standard Parking Corp. (I)	460	8,326
Swisher Hygiene, Inc. (I)	1,141	4,416
SYKES Enterprises, Inc. (I)	1,235	20,118
Team, Inc. (I)	541	14,802
Tetra Tech, Inc. (I)	1,812	40,571
Unifirst Corp.	434	25,098

199

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc.	1,225	$41,087

		843,184
Construction & Engineering - 2.70%
Chicago Bridge & Iron Company NV	35,790	1,479,917
Dycom Industries, Inc. (I)	632	12,672
Furmanite Corp. (I)	1,023	6,967
MasTec, Inc. (I)	74,461	1,192,121
MYR Group, Inc. (I)	12,245	214,777
Pike Electric Corp. (I)	541	3,679
The Shaw Group, Inc. (I)	2,097	52,048

		2,962,181
Electrical Equipment - 2.40%
A123 Systems, Inc. (I)(L)	2,765	6,857
Acuity Brands, Inc.	633	31,808
American Superconductor Corp. (I)(L)	917	3,640
AZZ, Inc.	128	5,421
Belden, Inc.	42,660	1,409,486
Capstone Turbine Corp. (I)(L)	7,528	7,829
Ener1, Inc. (I)	23	2
EnerSys, Inc. (I)	9,960	239,538
Franklin Electric Company, Inc.	571	26,877
Fushi Copperweld, Inc. (I)	18,294	140,772
General Cable Corp. (I)	6,069	160,829
Global Power Equipment Group, Inc. (I)	467	10,872
GrafTech International, Ltd. (I)	12,343	178,233
II-VI, Inc. (I)	13,631	266,759
Polypore International, Inc. (I)	1,009	49,491
Powell Industries, Inc. (I)	275	8,338
Thermon Group Holdings, Inc. (I)	342	5,287
Thomas & Betts Corp. (I)	1,449	75,362
Vicor Corp.	614	4,924

		2,632,325
Industrial Conglomerates - 0.06%
Raven Industries, Inc.	498	30,000
Seaboard Corp. (I)	11	22,107
Standex International Corp.	366	11,686

		63,793
Machinery - 3.64%
Actuant Corp., Class A	10,512	240,935
Altra Holdings, Inc. (I)	787	13,961
American Railcar Industries, Inc. (I)	156	3,711
Astec Industries, Inc. (I)	564	18,866
Barnes Group, Inc.	1,372	34,177
Blount International, Inc. (I)	1,424	21,801
Chart Industries, Inc. (I)	6,628	403,380
CLARCOR, Inc.	903	43,723
Colfax Corp. (I)(L)	699	20,488
Commercial Vehicle Group, Inc. (I)	374	4,189
Dynamic Materials Corp.	390	8,330
Energy Recovery, Inc. (I)	1,076	3,099
EnPro Industries, Inc. (I)	8,979	300,527
ESCO Technologies, Inc.	778	21,084
Graco, Inc.	1,766	75,920
Greenbrier Companies, Inc. (I)	346	7,681
IDEX Corp.	2,412	87,942
John Bean Technologies Corp.	838	13,793
Kennametal, Inc.	6,673	254,308
Lincoln Electric Holdings, Inc.	2,321	91,633
Lindsay Corp.	367	20,732
Meritor, Inc. (I)	2,623	15,607
Middleby Corp. (I)	517	47,192
Navistar International Corp. (I)	21,580	803,423

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp.	1,671	$78,637
Oshkosh Corp. (I)	1,728	35,459
PMFG, Inc. (I)	381	8,832
RBC Bearings, Inc. (I)	636	26,871
Robbins & Myers, Inc.	7,166	381,231
Sauer-Danfoss, Inc. (I)	354	13,307
Sun Hydraulics, Inc.	598	15,046
Tennant Company	494	20,738
The Gorman-Rupp Company	553	16,302
The Toro Company	890	50,258
Titan International, Inc. (L)	1,169	25,180
TriMas Corp. (I)	14,202	289,863
Twin Disc, Inc.	247	10,473
Valmont Industries, Inc.	328	27,939
Wabash National Corp. (I)	33,003	242,242
WABCO Holdings, Inc. (I)	683	32,108
Wabtec Corp.	1,400	95,550
Woodward, Inc.	1,697	71,851

		3,998,389
Marine - 0.09%
Eagle Bulk Shipping, Inc. (I)	649	720
Kirby Corp. (I)	1,454	93,463

		94,183
Professional Services - 1.41%
Acacia Research (I)	1,244	43,316
CBIZ, Inc. (I)	624	3,756
CoStar Group, Inc. (I)	734	48,840
Exponent, Inc. (I)	396	18,762
FTI Consulting, Inc. (I)	8,834	378,890
Hill International, Inc. (I)	726	3,993
Huron Consulting Group, Inc. (I)	9,441	327,792
ICF International, Inc. (I)	576	14,941
Insperity, Inc.	699	17,328
Kforce, Inc. (I)	1,050	12,863
Korn/Ferry International (I)	8,297	139,639
Mistras Group, Inc. (I)	11,042	259,818
On Assignment, Inc. (I)	699	7,284
Pendrell Corp. (I)	4,181	11,414
Resources Connection, Inc.	1,322	14,145
RPX Corp. (I)	352	4,970
The Advisory Board Company (I)	470	34,019
The Corporate Executive Board Company	1,003	39,308
The Dolan Company (I)	16,805	153,430
TrueBlue, Inc. (I)	627	8,069

		1,542,577
Road & Rail - 1.12%
AMERCO, Inc.	80	6,240
Avis Budget Group, Inc. (I)(L)	3,047	35,955
Celadon Group, Inc.	659	7,045
Dollar Thrifty Automotive Group, Inc. (I)	842	56,481
Genesee & Wyoming, Inc., Class A (I)	4,754	290,327
Heartland Express, Inc.	1,578	21,698
Knight Transportation, Inc.	1,753	26,225
Landstar System, Inc.	5,755	266,284
Marten Transport, Ltd.	8,617	159,070
Old Dominion Freight Line, Inc. (I)	8,432	327,246
Patriot Transportation Holding, Inc. (I)	56	1,276
RailAmerica, Inc. (I)	447	6,280
Roadrunner Transportation Systems, Inc. (I)	397	5,661
Swift Transporation Company (I)	2,301	19,605
Zipcar, Inc. (I)	340	5,426

		1,234,819

200

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.47%
Air Lease Corp. (I)	2,009	$45,042
Applied Industrial Technologies, Inc.	1,119	38,639
Beacon Roofing Supply, Inc. (I)	14,871	290,431
DXP Enterprises, Inc. (I)	6,632	200,618
H&E Equipment Services, Inc. (I)	821	10,435
Kaman Corp., Class A	227	7,044
RSC Holdings, Inc. (I)	1,670	20,307
Rush Enterprises, Inc., Class A (I)	11,057	211,852
Titan Machinery, Inc. (I)	484	10,503
United Rentals, Inc. (I)(L)	1,817	51,130
Watsco, Inc.	484	30,734
WESCO International, Inc. (I)	13,600	693,056

		1,609,791

		20,751,427
Information Technology - 23.99%
Communications Equipment - 1.43%
ADTRAN, Inc.	1,777	58,694
Anaren, Inc. (I)	147	2,459
Aruba Networks, Inc. (I)(L)	9,369	197,686
Blue Coat Systems, Inc. (I)	1,227	22,086
Calix, Inc. (I)	662	5,971
Ciena Corp. (I)(L)	2,811	34,041
Digi International, Inc. (I)	738	8,111
Extreme Networks, Inc. (I)	2,424	7,320
Finisar Corp. (I)(L)	9,211	169,851
Globecomm Systems, Inc. (I)	596	8,159
Infinera Corp. (I)(L)	2,907	20,058
InterDigital, Inc. (L)	7,709	338,888
Ixia (I)	1,106	12,166
JDS Uniphase Corp. (I)	6,620	72,688
Loral Space & Communications, Inc. (I)	279	17,340
Meru Networks, Inc. (I)	305	1,434
Netgear, Inc. (I)(L)	707	26,859
Oclaro, Inc. (I)	1,463	4,550
Plantronics, Inc.	1,356	46,728
Powerwave Technologies, Inc. (I)(L)	595	1,380
RADWARE, Ltd., ADR (I)	7,860	213,478
ShoreTel, Inc. (I)	897	5,409
Sonus Networks, Inc. (I)(L)	90,034	234,989
Sycamore Networks, Inc. (I)	314	6,217
Viasat, Inc. (I)(L)	1,161	54,939

		1,571,501
Computers & Peripherals - 1.02%
3D Systems Corp. (I)(L)	1,238	19,325
Cray, Inc. (I)	949	5,865
Fusion-io, Inc. (I)	752	25,184
Intevac, Inc. (I)	332	2,487
NetApp, Inc. (I)	24,600	906,018
Novatel Wireless, Inc. (I)	325	1,043
OCZ Technology Group, Inc. (I)(L)	1,354	9,464
QLogic Corp. (I)	3,017	45,014
Quantum Corp. (I)	6,392	17,194
Silicon Graphics International Corp. (I)	820	12,234
STEC, Inc. (I)	1,236	11,272
Stratasys, Inc. (I)(L)	588	18,063
Super Micro Computer, Inc. (I)	798	10,845
Synaptics, Inc. (I)	956	31,032

		1,115,040
Electronic Equipment, Instruments & Components - 2.76%
Agilysys, Inc. (I)	433	3,520
Anixter International, Inc. (I)	860	52,813
Badger Meter, Inc.	419	13,018

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Brightpoint, Inc. (I)	85,630	$855,444
Cognex Corp.	574	20,475
Daktronics, Inc.	361	3,393
DTS, Inc. (I)	499	14,366
Echelon Corp. (I)	919	4,521
Fabrinet (I)	550	7,805
FARO Technologies, Inc. (I)	478	23,159
FEI Company (I)	1,136	45,849
Insight Enterprises, Inc. (I)	66,761	977,381
IPG Photonics Corp. (I)	830	31,814
Maxwell Technologies, Inc. (I)	10,597	179,831
Measurement Specialties, Inc. (I)	416	11,868
Mercury Computer Systems, Inc. (I)	883	12,177
Multi-Fineline Electronix, Inc. (I)	281	5,881
National Instruments Corp.	2,787	73,298
Newport Corp. (I)	10,925	142,353
OSI Systems, Inc. (I)	6,859	327,929
Power-One, Inc. (I)(L)	24,525	104,477
Pulse Electronics Corp.	1,144	3,466
RealD, Inc. (I)	1,102	10,557
Rofin-Sinar Technologies, Inc. (I)	826	19,874
Rogers Corp. (I)	163	6,471
Scansource, Inc. (I)	788	27,667
Universal Display Corp. (I)(L)	1,195	46,557
Viasystems Group, Inc. (I)	96	1,751
X-Rite, Inc. (I)	1,245	5,976

		3,033,691
Internet Software & Services - 5.13%
Active Network, Inc. (I)	393	4,983
Ancestry.com, Inc. (I)(L)	855	20,272
AOL, Inc. (I)	3,106	44,540
Bankrate, Inc. (I)	871	15,791
comScore, Inc. (I)	747	14,843
Constant Contact, Inc. (I)(L)	34,549	755,932
Cornerstone Ondemand, Inc. (I)	696	11,220
DealerTrack Holdings, Inc. (I)	9,040	234,136
Demand Media, Inc. (I)	851	6,034
Dice Holdings, Inc. (I)	1,366	10,614
Digital River, Inc. (I)	28,461	455,091
Envestnet, Inc. (I)	300	3,132
Equinix, Inc. (I)	15,050	1,505,301
Internap Network Services Corp. (I)	1,448	7,515
IntraLinks Holdings, Inc. (I)	715	3,768
j2 Global Communications, Inc.	11,444	310,247
Keynote Systems, Inc.	424	7,772
KIT Digital, Inc. (I)	1,193	10,642
Limelight Networks, Inc. (I)(L)	1,935	5,960
LinkedIn Corp., Class A (I)	528	34,811
Liquidity Services, Inc. (I)	531	18,086
LivePerson, Inc. (I)	29,611	372,506
LogMeIn, Inc. (I)	526	22,623
LoopNet, Inc. (I)	823	14,855
Marchex, Inc., Class B	669	4,623
MercadoLibre, Inc.	833	73,046
Monster Worldwide, Inc. (I)	3,564	26,053
Move, Inc. (I)	579	3,762
NIC, Inc.	13,549	176,137
Open Text Corp. (I)	3,822	217,930
OpenTable, Inc. (I)(L)	482	17,048
Perficient, Inc. (I)	847	7,284
QuinStreet, Inc. (I)	753	6,973
Responsys, Inc. (I)	341	2,844
RightNow Technologies, Inc. (I)	726	31,160

201

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Sciquest, Inc. (I)	417	$6,088
Stamps.com, Inc. (I)	311	8,512
Travelzoo, Inc. (I)(L)	169	4,730
ValueClick, Inc. (I)	25,536	394,787
VistaPrint NV (I)(L)	13,536	442,763
Vocus, Inc. (I)	574	12,180
WebMD Health Corp. (I)	1,618	58,604
XO Group, Inc. (I)	748	5,513
Zix Corp. (I)	84,376	232,878

		5,623,589
IT Services - 3.84%
Acxiom Corp. (I)	2,375	29,545
Alliance Data Systems Corp. (I)(L)	15,050	1,541,271
Cardtronics, Inc. (I)	1,072	29,137
Cass Information Systems, Inc.	234	9,058
Ciber, Inc. (I)	981	4,061
CSG Systems International, Inc. (I)	1,013	15,367
DST Systems, Inc.	542	25,761
Echo Global Logistics, Inc. (I)	322	5,062
Euronet Worldwide, Inc. (I)	1,347	24,246
ExlService Holdings, Inc. (I)	632	16,811
FleetCor Technologies, Inc. (I)	817	23,203
Forrester Research, Inc. (I)	463	14,987
Gartner, Inc. (I)	2,521	95,369
Heartland Payment Systems, Inc.	1,138	25,662
Higher One Holdings, Inc. (I)(L)	908	16,280
iGate Corp. (I)	906	14,061
Jack Henry & Associates, Inc.	2,383	79,139
MAXIMUS, Inc.	1,002	41,683
Moneygram International, Inc. (I)	323	5,546
NCI, Inc. (I)	223	2,698
NeuStar, Inc., Class A (I)	10,879	367,057
Sapient Corp.	3,230	39,664
ServiceSource International, Inc. (I)	690	9,205
Syntel, Inc.	489	23,394
TeleTech Holdings, Inc. (I)	13,970	246,012
TNS, Inc. (I)	485	9,472
Unisys Corp. (I)	1,134	27,386
VeriFone Systems, Inc. (I)	25,490	1,117,737
Virtusa Corp. (I)	484	7,618
Wright Express Corp. (I)	6,670	350,042

		4,216,534
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	1,563	59,175
Semiconductors & Semiconductor Equipment - 4.90%
Anadigics, Inc. (I)	1,280	2,880
Applied Micro Circuits Corp. (I)	1,855	13,838
Cabot Microelectronics Corp. (I)	676	28,101
Cavium Inc. (I)	8,787	286,808
Ceva, Inc. (I)(L)	674	19,418
Cirrus Logic, Inc. (I)	1,798	29,289
CSR PLC, ADR (I)	100	1,079
Cymer, Inc. (I)	547	24,462
Cypress Semiconductor Corp. (I)	1,659	31,637
Diodes, Inc. (I)	14,418	295,569
Entropic Communications, Inc. (I)	2,250	11,205
EZchip Semiconductor, Ltd. (I)	9,120	294,850
Fairchild Semiconductor International, Inc. (I)	56,470	731,287
FormFactor, Inc. (I)	520	3,078
GT Advanced Technologies Inc. (I)(L)	3,685	28,448
Hittite Microwave Corp. (I)	819	44,562
Inphi Corp. (I)	557	6,010
Integrated Device Technology, Inc. (I)	4,241	24,598

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
IXYS Corp. (I)	732	$8,447
Kopin Corp. (I)	1,806	6,357
Kulicke & Soffa Industries, Inc. (I)	19,760	179,816
Lattice Semiconductor Corp. (I)	33,327	229,623
Magnachip Semiconductor Corp. (I)	512	4,096
Maxlinear, Inc., Class A (I)	493	2,376
Mellanox Technologies, Ltd. (I)	8,592	300,806
Micrel, Inc.	1,543	16,047
Microsemi Corp. (I)	2,516	44,684
MIPS Technologies, Inc. (I)	36,981	177,509
Monolithic Power Systems, Inc. (I)	84,752	1,020,414
Nanometrics, Inc. (I)	564	9,289
Netlogic Microsystems, Inc. (I)	1,800	88,956
Nova Measuring Instruments, Ltd. (I)	22,700	146,642
NVE Corp. (I)	3,771	220,905
Omnivision Technologies, Inc. (I)	594	6,409
Pericom Semiconductor Corp. (I)	243	1,893
PMC-Sierra, Inc. (I)	2,391	13,366
Power Integrations, Inc.	842	29,596
Rambus, Inc. (I)	2,987	23,836
RF Micro Devices, Inc. (I)	8,022	49,977
Rubicon Technology, Inc. (I)	268	2,543
Semtech Corp. (I)	1,897	44,010
Sigma Designs, Inc. (I)(L)	437	3,046
Silicon Image, Inc. (I)	47,607	233,750
Silicon Laboratories, Inc. (I)	1,220	52,728
Standard Microsystems Corp. (I)	670	16,770
SunPower Corp. (I)	403	3,151
Teradyne, Inc. (I)(L)	5,403	72,724
Tessera Technologies, Inc. (I)	1,495	25,938
TriQuint Semiconductor, Inc. (I)	62,597	273,549
Ultratech, Inc. (I)	736	17,075
Veeco Instruments, Inc. (I)(L)	775	19,290
Volterra Semiconductor Corp. (I)	6,149	150,651

		5,373,388
Software - 4.86%
Accelrys, Inc. (I)	1,631	11,629
ACI Worldwide, Inc. (I)	12,291	369,713
Actuate Corp. (I)	1,212	7,999
Advent Software, Inc. (I)	986	26,622
Allot Communications, Ltd. (I)	1,716	28,932
Ariba, Inc. (I)	2,827	85,799
Aspen Technology, Inc. (I)	1,294	23,098
Blackbaud, Inc.	1,295	38,086
Bottomline Technologies, Inc. (I)	996	22,410
BroadSoft, Inc. (I)	7,973	279,693
Cadence Design Systems, Inc. (I)	7,809	85,430
Clicksoftware Technologies, Ltd.	27,661	250,332
CommVault Systems, Inc. (I)	8,336	413,716
Compuware Corp. (I)	2,243	18,527
Concur Technologies, Inc. (I)	1,332	62,910
Deltek, Inc. (I)	209	1,703
DemandTec, Inc. (I)	945	7,182
Ebix, Inc. (L)	1,086	23,349
EPIQ Systems, Inc.	928	12,528
Fortinet, Inc. (I)	2,667	63,981
Interactive Intelligence Group (I)	13,846	308,766
JDA Software Group, Inc. (I)	1,234	38,896
Kenexa Corp. (I)	746	18,650
Magma Design Automation, Inc. (I)	1,883	10,771
Manhattan Associates, Inc. (I)	614	27,716
Mentor Graphics Corp. (I)	11,850	150,969
MicroStrategy, Inc., Class A (I)	239	29,428
Monotype Imaging Holdings, Inc. (I)	13,210	195,904

202

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Motricity, Inc. (I)(L)	679	$923
Netscout Systems, Inc. (I)	13,850	244,730
NetSuite, Inc. (I)	683	27,689
NICE Systems, Ltd., ADR (I)	8,107	272,233
Opnet Technologies, Inc.	10,614	378,601
Parametric Technology Corp. (I)	3,412	71,072
Pegasystems, Inc. (L)	492	14,209
Progress Software Corp. (I)	1,940	39,518
PROS Holdings, Inc. (I)	584	9,350
QLIK Technologies, Inc. (I)	2,169	59,366
Quest Software, Inc. (I)	1,745	31,532
RealPage, Inc. (I)	1,028	25,731
Rosetta Stone, Inc. (I)	336	2,328
Rovi Corp. (I)	33,900	940,725
S1 Corp. (I)	1,507	14,678
Seachange International, Inc. (I)	740	5,927
SolarWinds, Inc. (I)	1,486	48,726
Sourcefire, Inc. (I)	832	27,556
SS&C Technologies Holdings, Inc. (I)	998	16,018
SuccessFactors, Inc. (I)(L)	2,180	55,808
Synchronoss Technologies, Inc. (I)	776	23,195
Take-Two Interactive Software, Inc. (I)	2,140	29,853
Taleo Corp. (I)	1,202	38,933
TeleNav, Inc. (I)	246	2,022
TiVo, Inc. (I)	3,495	34,531
Tyler Technologies, Inc. (I)	783	25,095
Ultimate Software Group, Inc. (I)	3,192	211,693
VASCO Data Security International, Inc. (I)	882	7,435
Verint Systems, Inc. (I)	561	15,871
VirnetX Holding Corp. (I)(L)	1,018	20,197
Websense, Inc. (I)	1,155	20,917

		5,331,201

		26,324,119
Materials - 4.00%
Chemicals - 2.75%
Balchem Corp.	6,112	253,648
Calgon Carbon Corp. (I)	1,652	24,582
Flotek Industries, Inc. (I)	892	8,126
FMC Corp. (L)	12,010	1,007,879
Hawkins, Inc.	257	10,154
Innospec, Inc. (I)	622	18,075
Intrepid Potash, Inc. (I)(L)	1,529	35,412
Koppers Holdings, Inc.	603	19,917
Kraton Performance Polymers, Inc. (I)	14,365	301,952
Kronos Worldwide, Inc.	16,226	316,569
LSB Industries, Inc. (I)	518	16,198
NewMarket Corp. (L)	2,131	421,704
Omnova Solutions, Inc. (I)	593	2,580
PolyOne Corp.	1,777	19,121
Rockwood Holdings, Inc. (I)	1,891	84,263
Sensient Technologies Corp.	7,859	296,834
Solutia, Inc. (I)	3,550	56,516
Spartech Corp. (I)	447	1,904
Stepan Company	83	6,743
STR Holdings, Inc. (I)(L)	422	3,866
Tredegar Industries, Inc.	229	4,999
W.R. Grace & Company (I)	2,139	89,132
Zep, Inc.	541	7,623
Zoltek Companies, Inc. (I)(L)	856	7,028

		3,014,825
Construction Materials - 0.01%
Headwaters, Inc. (I)	618	1,582
Texas Industries, Inc. (I)(L)	185	4,686

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
United States Lime & Minerals, Inc. (I)	66	$3,645

		9,913
Containers & Packaging - 0.27%
Graphic Packaging Holding Company (I)	3,948	17,490
Silgan Holdings, Inc.	6,326	246,334
Temple-Inland, Inc.	1,104	35,140

		298,964
Metals & Mining - 0.48%
Allied Nevada Gold Corp. (I)	2,462	88,361
Carpenter Technology Corp.	449	24,309
General Moly, Inc. (I)(L)	1,725	5,779
Globe Specialty Metals, Inc.	1,762	26,307
Gold Resource Corp. (L)	599	12,076
Golden Minerals Company (I)	285	1,961
Haynes International, Inc.	178	10,673
Materion Corp. (I)	564	13,869
Midway Gold Corp. (I)	2,103	4,963
Paramount Gold and Silver Corp. (I)(L)	1,924	5,079
Royal Gold, Inc.	1,504	122,501
RTI International Metals, Inc. (I)	7,157	195,386
US Gold Corp. (I)(L)	3,474	14,417

		525,681
Paper & Forest Products - 0.49%
Buckeye Technologies, Inc.	9,153	283,560
Clearwater Paper Corp. (I)	672	23,648
Deltic Timber Corp.	310	19,856
KapStone Paper and Packaging Corp. (I)	10,066	166,894
P.H. Glatfelter Company	464	6,728
Schweitzer-Mauduit International, Inc.	468	33,331
Wausau Paper Corp.	1,356	10,468

		544,485

		4,393,868
Telecommunication Services - 4.29%
Diversified Telecommunication Services - 1.94%
AboveNet, Inc. (I)	6,077	363,040
Alaska Communications
Systems Group, Inc. (L)	458	2,450
Atlantic Tele-Network, Inc.	189	7,825
Boingo Wireless, Inc. (I)	192	1,632
Cbeyond, Inc. (I)	27,870	206,517
Cincinnati Bell, Inc. (I)	2,731	8,029
Cogent Communications Group, Inc. (I)	82,002	1,394,854
General Communication, Inc., Class A (I)	924	9,416
IDT Corp., Class B (I)	246	3,198
Lumos Networks Corp.	161	2,355
Neutral Tandem, Inc. (I)	867	9,372
Premiere Global Services, Inc. (I)	918	7,592
TW Telecom, Inc. (I)	4,155	78,072
Vonage Holdings Corp. (I)	4,254	10,975
Windstream Corp.	1,748	20,440

		2,125,767
Wireless Telecommunication Services - 2.35%
Clearwire Corp. (I)	4,335	7,716
NII Holdings, Inc. (I)	38,730	891,125
NTELOS Holdings Corp.	161	3,399
SBA Communications Corp., Class A (I)(L)	40,920	1,673,219

		2,575,459

		4,701,226

203

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.13%
Electric Utilities - 0.10%
ITC Holdings Corp.	1,489	$110,067
Independent Power Producers & Energy Traders - 0.03%
Dynegy, Inc. (I)(L)	993	2,929
GenOn Energy, Inc. (I)	11,209	30,488

		33,417

		143,484

TOTAL COMMON STOCKS (Cost $100,348,181)		$106,727,528

RIGHTS - 0.00%
Lexicon Pharmaceuticals, Inc. (Strike Price:
$1.13; Expiration:12/22/2011) (I)	2,719	12

TOTAL RIGHTS (Cost $0)		$12

WARRANTS - 0.00%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)	3,922	959

TOTAL WARRANTS (Cost $0)		$959

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$200	$133

TOTAL CORPORATE BONDS (Cost $161)		$133

SECURITIES LENDING COLLATERAL - 13.89%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	1,523,484	15,245,652

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,243,199)		$15,245,652

SHORT-TERM INVESTMENTS - 1.58%
Money Market Funds - 0.39%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	427,956	427,956
Repurchase Agreement - 1.09%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $1,193,000 on 12/01/2011,
collateralized by $1,100,000 U.S. Treasury
Bills, 3.125% due 05/15/2021 (valued at
$1,216,875, including interest)	1,193,000	1,193,000
U.S. Government & Agency
Obligations - 0.10%
Federal National Mortgage Association,
0.0100%, 12/21/2011	110,000	109,999

TOTAL SHORT-TERM INVESTMENTS (Cost $1,730,955)		$1,730,955

Total Investments (Smaller Company Growth Fund)
(Cost $117,322,496) - 112.75%		$123,705,239
Other assets and liabilities, net - (12.75%)		(13,993,691)

TOTAL NET ASSETS - 100.00%		$109,711,548

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.55%
U.S. Government - 4.40%
Treasury Inflation Protected Securities
0.500%, 04/15/2015	$434,468	$456,259
1.750%, 01/15/2028	140,786	168,052
2.500%, 01/15/2029	100,388	132,787
3.000%, 07/15/2012	1,597,098	1,632,908
U.S. Treasury Bonds
2.625%, 04/30/2016	5,940,000	6,411,488
3.500%, 02/15/2039	1,115,000	1,213,956
3.750%, 08/15/2041	390,000	443,625
3.875%, 08/15/2040	5,545,000	6,433,065
4.375%, 05/15/2041	1,170,000	1,475,845
4.500%, 08/15/2039	755,000	967,462
4.625%, 02/15/2040	4,740,000	6,197,550
6.000%, 02/15/2026	400,000	564,875
6.125%, 08/15/2029 (F)	1,035,000	1,531,315
6.750%, 08/15/2026	325,000	491,715
7.125%, 02/15/2023	90,000	133,988
7.250%, 08/15/2022	80,000	119,300
7.625%, 02/15/2025	345,000	547,903
U.S. Treasury Notes
1.000%, 07/15/2013 to 08/31/2016	1,640,000	1,656,148
1.125%, 01/15/2012	680,000	680,903
1.250%, 03/15/2014	2,655,000	2,711,833
1.750%, 08/15/2012	575,000	581,671
2.125%, 08/15/2021	1,625,000	1,634,649
2.250%, 05/31/2014	3,915,000	4,100,046
2.625%, 07/31/2014	3,025,000	3,205,792
2.750%, 02/15/2019	300,000	324,305
U.S. Treasury Strips, PO
3.044%, 05/15/2021	540,000	438,670

		44,256,110
U.S. Government Agency - 18.15%
Federal Home Loan Bank
1.625%, 11/21/2012	865,000	876,396
Federal Home Loan Mortgage Corp.
0.875%, 10/28/2013	830,000	836,371
2.467%, 01/01/2036 (P)	1,669	1,747
2.475%, 07/01/2035 (P)	28,402	29,938
2.476%, 07/01/2035 (P)	50,174	52,889
2.500%, 02/01/2035 (P)	275	293
2.535%, 09/01/2032 (P)	3,108	3,227
3.500%, 11/01/2041	1,030,000	1,047,910
4.000%, 06/01/2026 to 10/01/2041	2,581,284	2,687,140
4.500%, 01/01/2019 to 08/01/2040	5,310,569	5,595,585
4.558%, 06/01/2038 (P)	75,637	79,588
4.679%, 07/01/2038 (P)	132,279	138,452
4.958%, 11/01/2035 (P)	12,967	13,814
5.000%, 10/01/2018 to 04/01/2040	2,256,229	2,419,758
5.071%, 03/01/2036 (P)	30,402	32,387
5.102%, 09/01/2035 (P)	58,693	62,200
5.136%, 02/01/2037 (P)	30,677	32,489
5.252%, 02/01/2037 (P)	81,119	85,365
5.357%, 02/01/2038 (P)	184,741	196,467
5.359%, 04/01/2037 (P)	188,847	198,995
5.378%, 05/01/2037 (P)	60,027	63,671
5.424%, 01/01/2036 (P)	5,619	5,986
5.500%, 03/01/2018 to 12/01/2039	4,155,078	4,485,522
5.529%, 02/01/2037 (P)	46,736	49,261
5.850%, 01/01/2037 (P)	11,734	12,239
5.934%, 12/01/2036 (P)	190,967	206,570
5.979%, 10/01/2036 (P)	217,855	237,173
6.000%, 03/01/2014 to 12/01/2033	211,705	229,417
6.061%, 11/01/2036 (P)	114,458	122,957

204

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.094%, 10/01/2036 (P)	$211,047	$229,760
6.267%, 08/01/2036 (P)	144,142	155,034
6.500%, 05/01/2017 to 11/01/2033	89,791	99,372
7.000%, 02/01/2024 to 06/01/2032	15,791	17,706
7.500%, 05/01/2024 to 06/01/2024	2,477	2,778
10.500%, 05/01/2019	124	143
Federal National Mortgage Association
1.000%, 09/23/2013	325,000	328,379
1.250%, 06/22/2012	1,555,000	1,564,308
1.769%, 10/01/2033 (P)	61,718	63,681
2.338%, 07/01/2035 (P)	42,978	45,453
2.371%, 11/01/2035 (P)	91,968	97,397
2.492%, 08/01/2036 (P)	133,925	139,171
2.680%, 07/01/2027 (P)	876	898
3.500%, 01/01/2026 to 11/01/2026	513,520	533,555
4.000%, 03/01/2025 to 07/01/2041	8,291,556	8,682,809
4.500%, 05/01/2019 to 08/01/2041	17,247,304	18,252,529
4.697%, 09/01/2035 (P)	241,883	255,948
4.788%, 05/01/2038 (P)	53,640	56,853
5.000%, 03/01/2018 to 10/01/2040	12,850,821	13,809,768
5.244%, 12/01/2035 (P)	10,842	11,550
5.250%, 01/01/2037 (P)	80,786	85,107
5.268%, 12/01/2035 (P)	14,331	15,267
5.395%, 06/01/2037 (P)	76,119	81,051
5.420%, 12/01/2036 (P)	117,518	124,925
5.444%, 09/01/2037 (P)	47,397	50,351
5.445%, 12/01/2035 (P)	16,207	17,265
5.459%, 12/01/2035 (P)	27,198	28,975
5.472%, 01/01/2019 (P)	701	752
5.500%, 07/01/2013 to 09/01/2040	13,574,418	14,745,848
5.735%, 08/01/2037 (P)	80,297	84,701
5.989%, 09/01/2036 (P)	87,771	94,367
6.000%, 03/01/2021 to 10/01/2038	9,661,701	10,622,309
6.500%, 06/01/2013 to 04/01/2038	1,646,649	1,828,278
7.000%, 12/01/2029 to 04/01/2037	24,657	27,574
7.125%, 01/15/2030	365,000	549,475
Government National
Mortgage Association
3.500%, 01/15/2041 to 11/20/2041	3,831,598	3,967,649
4.000%, 02/15/2041 to 10/20/2041	6,327,824	6,744,189
4.500%, 05/20/2039 to 09/20/2041	30,490,529	33,170,483
5.000%, 02/15/2018 to 09/15/2040	23,255,559	25,580,668
5.500%, 02/15/2029 to 12/20/2040	8,652,759	9,691,856
6.000%, 05/15/2013 to 12/15/2038	5,741,892	6,429,942
6.500%, 12/15/2014 to 12/20/2033	2,797,922	3,174,899
7.000%, 04/15/2017 to 10/20/2036	1,130,304	1,284,799
9.250%, 10/15/2016 to 12/15/2019	2,454	2,795
9.750%, 07/15/2017 to 02/15/2021	2,320	2,731
10.250%, 11/15/2020	1,966	2,371
11.750%, 08/15/2013	523	556
12.000%, 12/15/2012	30	31
12.250%, 03/15/2014 to 06/20/2015	356	393
12.750%, 12/20/2013 to 11/20/2014	457	507

		182,561,013

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $218,470,044)		$226,817,123

FOREIGN GOVERNMENT
OBLIGATIONS - 13.45%
Argentina - 0.11%
City of Buenos Aires
12.500%, 04/06/2015 (S)	250,000	255,625

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina
2.500%, 12/31/2038		$900,000	$306,450
8.280%, 12/31/2033		698,157	506,164

			1,068,239
Australia - 0.02%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	180,000	201,506
Austria - 0.08%
Republic of Austria
3.500%, 09/15/2021 (S)	EUR	495,000	666,661
6.250%, 07/15/2027		58,000	98,852

			765,513
Belgium - 0.11%
Kingdom of Belgium
4.000%, 03/28/2018		158,000	205,086
4.250%, 09/28/2013 to 09/28/2021		324,000	427,469
5.000%, 09/28/2012 to 03/28/2035		373,000	489,278

			1,121,833
Bermuda - 0.01%
Government of Bermuda
5.603%, 07/20/2020 (S)		$100,000	110,500
Brazil - 1.24%
Federative Republic of Brazil
5.625%, 01/07/2041		1,510,000	1,710,075
6.000%, 05/15/2015 to 08/15/2020	BRL	4,016,000	4,862,517
7.125%, 01/20/2037		$1,310,000	1,752,126
10.000%, 01/01/2014 to 01/01/2021	BRL	6,066,000	3,416,020
12.500%, 01/05/2016		1,000,000	651,146
Federative Republic of Brazil, Series F
10.000%, 01/01/2012		192,000	110,304

			12,502,188
Canada - 0.46%
Canada Housing Trust
4.000%, 06/15/2012 (S)	CAD	190,000	189,214
Government of Canada
3.500%, 06/01/2013		987,000	1,003,867
4.000%, 06/01/2017		213,000	235,510
4.500%, 06/01/2015		910,000	991,297
5.000%, 06/01/2037		480,000	667,280
Province of British Columbia
3.700%, 12/18/2020		731,000	758,192
Province of Ontario
1.600%, 09/21/2016		$475,000	470,521
Province of Quebec
5.000%, 12/01/2038	CAD	261,000	306,664

			4,622,545
Chile - 0.01%
Republic of Chile
3.875%, 08/05/2020		$130,000	138,125
Colombia - 0.03%
Republic of Colombia
7.375%, 03/18/2019 to 09/18/2037		200,000	261,000
Congo - 0.01%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		109,250	74,290
Denmark - 0.07%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	645,131

205

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Denmark (continued)
Kingdom of Denmark (continued)
7.000%, 11/10/2024	DKK	364,000	$99,631

			744,762
Dominican Republic - 0.03%
Government of Dominican Republic
7.500%, 05/06/2021 (S)		$100,000	100,000
7.500%, 05/06/2021		200,000	200,000
9.040%, 01/23/2018		38,254	42,080

			342,080
Egypt - 0.02%
Arab Republic of Egypt
5.750%, 04/29/2020		200,000	182,000
Fiji - 0.02%
Republic of Fiji
9.000%, 03/15/2016		200,000	189,663
France - 0.12%
Government of France
5.500%, 04/25/2029	EUR	386,000	619,030
5.750%, 10/25/2032		370,000	618,925

			1,237,955
Gabon - 0.04%
Republic of Gabon
8.200%, 12/12/2017		$385,000	441,307
Georgia - 0.02%
Republic of Georgia
6.875%, 04/12/2021		200,000	205,000
Germany - 1.78%
Federal Republic of Germany
0.500%, 06/15/2012	EUR	1,250,000	1,683,857
2.500%, 01/04/2021		2,689,000	3,723,772
3.500%, 01/04/2016		343,000	509,236
4.000%, 01/04/2037		1,529,000	2,417,139
4.500%, 01/04/2013		4,730,000	6,667,738
5.000%, 01/04/2012 to 07/04/2012		2,111,000	2,888,697

			17,890,439
Grenada - 0.02%
Government of Grenada
4.500%, 09/15/2025 (P)		$430,000	245,100
Hungary - 0.03%
Republic of Hungary
6.500%, 06/24/2019	HUF	46,990,000	181,451
6.750%, 02/24/2017		22,240,000	90,031

			271,482
Iceland - 0.06%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	366,046
4.875%, 06/16/2016		200,000	193,887

			559,933
Indonesia - 0.39%
Republic of Indonesia
4.875%, 05/05/2021		800,000	833,000
5.875%, 03/13/2020		179,000	198,690
6.625%, 02/17/2037		320,000	384,000
6.875%, 01/17/2018		300,000	350,250
7.750%, 01/17/2038		450,000	599,625
8.250%, 07/15/2021	IDR	3,614,000,000	438,105
8.500%, 10/12/2035		$200,000	285,000
11.000%, 09/15/2025	IDR	2,612,000,000	383,213

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
11.625%, 03/04/2019 (S)		$300,000	$438,750

			3,910,633
Iraq - 0.12%
Republic of Iraq
5.800%, 01/15/2028		1,507,000	1,224,438
Italy - 0.25%
Republic of Italy
3.750%, 03/01/2021	EUR	636,000	671,983
4.250%, 08/01/2014		464,000	576,155
5.000%, 09/01/2040		1,125,000	1,143,240
7.250%, 11/01/2026		83,000	107,824

			2,499,202
Ivory Coast - 0.01%
Republic of Ivory Coast
2.500%, 12/31/2032 (H)		$185,000	94,350
Jamaica - 0.08%
Government of Jamaica
8.000%, 06/24/2019		450,000	454,500
10.625%, 06/20/2017		350,000	395,500

			850,000
Japan - 2.75%
Government of Japan
0.500%, 12/20/2015	JPY	191,800,000	2,489,765
1.100%, 06/20/2021		181,550,000	2,355,342
1.300%, 03/20/2015 to 06/20/2020		309,100,000	4,117,588
1.400%, 09/20/2015 to 03/20/2018		244,350,000	3,304,572
1.700%, 09/20/2016 to 03/20/2017		186,350,000	2,554,930
1.900%, 03/20/2025		81,700,000	1,114,881
2.000%, 12/20/2033		42,900,000	565,942
2.200%, 06/22/2020		266,050,000	3,797,456
2.300%, 06/20/2028 to 03/20/2040		524,950,000	7,360,024

			27,660,500
Lebanon - 0.02%
Republic of Lebanon
9.000%, 03/20/2017		$175,000	208,031
Lithuania - 0.10%
Republic of Lithuania
5.125%, 09/14/2017 (S)		200,000	192,202
6.750%, 01/15/2015		120,000	124,200
7.375%, 02/11/2020		615,000	651,900

			968,302
Malaysia - 0.22%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	275,379
3.702%, 02/25/2013		805,000	255,619
4.012%, 09/15/2017		617,000	199,430
4.160%, 07/15/2021		538,000	175,018
4.232%, 06/30/2031		409,000	130,903
4.378%, 11/29/2019		2,362,000	780,659
4.392%, 04/15/2026		749,000	246,796
4.498%, 04/15/2030		350,000	116,167

			2,179,971
Mexico - 1.09%
Government of Mexico
5.125%, 01/15/2020		$300,000	335,700
5.625%, 01/15/2017		90,000	101,835
5.750%, 10/12/2110		100,000	102,250
5.950%, 03/19/2019		2,174,000	2,545,754

206

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
6.050%, 01/11/2040		$50,000	$59,250
6.500%, 06/10/2021	MXN	2,700,000	200,667
7.500%, 06/03/2027		9,200,000	703,038
8.000%, 12/07/2023		1,000,000	82,995
8.500%, 12/13/2018 to 11/18/2038		58,605,000	4,856,653
9.000%, 12/22/2011		2,695,000	197,984
10.000%, 12/05/2024 to 11/20/2036		18,439,000	1,725,010

			10,911,136
Netherlands - 0.13%
Kingdom of Netherlands
3.500%, 07/15/2020	EUR	410,000	591,624
5.500%, 01/15/2028		277,000	484,436
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$250,000	269,300

			1,345,360
Nigeria - 0.04%
Federal Republic of Nigeria
6.750%, 01/28/2021 (S)		200,000	208,250
6.750%, 01/28/2021		200,000	208,250

			416,500
Peru - 0.19%
Republic of Peru
5.625%, 11/18/2050		710,000	748,340
6.550%, 03/14/2037		595,000	725,900
7.125%, 03/30/2019		225,000	278,550
7.840%, 08/12/2020 (S)	PEN	304,000	128,613

			1,881,403
Philippines - 0.16%
Republic of Philippines
6.375%, 10/23/2034		$1,350,000	1,608,188
Poland - 0.16%
Republic of Poland
3.875%, 07/16/2015		170,000	170,850
5.000%, 10/24/2013	PLN	1,441,000	430,588
5.000%, 03/23/2022		$200,000	194,000
5.500%, 04/25/2015 to 10/25/2019	PLN	2,221,000	664,560
5.750%, 09/23/2022		587,000	172,384

			1,632,382
Qatar - 0.02%
Government of Qatar
5.750%, 01/20/2042 (S)		$200,000	197,364
Russia - 0.92%
Government of Russia
5.000%, 04/29/2020		200,000	206,700
7.500%, 03/31/2030		7,593,490	8,903,367
7.850%, 03/10/2018 (S)	RUB	5,000,000	167,337

			9,277,404
Serbia - 0.08%
Republic of Serbia
6.750%, 11/01/2024		$676,000	645,580
7.250%, 09/28/2021 (S)		200,000	192,000

			837,580
South Africa - 0.15%
Republic of South Africa
5.500%, 03/09/2020		245,000	268,275
6.500%, 06/02/2014		135,000	148,095
6.750%, 03/31/2021	ZAR	2,923,000	334,112

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
8.000%, 12/21/2018	ZAR	2,960,000	$371,234
13.500%, 09/15/2015		2,467,000	370,791

			1,492,507
South Korea - 0.18%
Republic of Korea
4.250%, 06/10/2021	KRW	184,830,000	167,992
4.500%, 03/10/2015		1,116,900,000	1,009,254
5.000%, 06/10/2020		627,330,000	598,293

			1,775,539
Spain - 0.04%
Kingdom of Spain
4.100%, 07/30/2018	EUR	193,000	231,611
5.750%, 07/30/2032		161,000	193,607

			425,218
Sri Lanka - 0.02%
Republic of Sri Lanka
6.250%, 07/27/2021		$200,000	201,926
Sweden - 0.16%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	598,630
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	567,035
5.125%, 03/01/2017		$425,000	481,281

			1,646,946
Turkey - 0.73%
Republic of Turkey
5.125%, 03/25/2022		300,000	289,500
5.625%, 03/30/2021		1,000,000	1,015,000
6.000%, 01/14/2041		315,000	300,825
6.750%, 05/30/2040		550,000	578,875
6.875%, 03/17/2036		360,000	384,301
7.000%, 03/11/2019 to 06/05/2020		2,318,000	2,569,880
7.375%, 02/05/2025		200,000	227,000
7.500%, 11/07/2019		500,000	568,750
8.000%, 02/14/2034		437,000	524,400
10.000%, 06/17/2015	TRY	333,000	180,453
10.500%, 01/15/2020		1,230,000	698,822

			7,337,806
Ukraine - 0.11%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	348,000
6.580%, 11/21/2016		325,000	282,750
7.750%, 09/23/2020		210,000	181,125
7.750%, 09/23/2020 (S)		300,000	258,750

			1,070,625
United Kingdom - 0.57%
Government of United Kingdom
3.750%, 09/07/2020 to 09/07/2021	GBP	252,000	445,124
4.250%, 06/07/2032 to 09/07/2039		2,309,000	4,371,023
4.500%, 03/07/2013		551,000	908,448

			5,724,595
Venezuela - 0.36%
Republic of Venezuela
6.000%, 12/09/2020		$145,000	85,550
7.000%, 03/31/2038		530,000	295,475
7.650%, 04/21/2025		1,600,000	976,000
11.950%, 08/05/2031		1,900,000	1,510,500

207

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Venezuela (continued)
Republic of Venezuela (continued)
12.750%, 08/23/2022		$800,000	$700,000

			3,567,525
Vietnam - 0.11%
Socialist Republic of Vietnam
6.750%, 01/29/2020		1,120,000	1,120,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $132,939,055)			$135,240,891

CORPORATE BONDS - 39.02%
Consumer Discretionary - 4.90%
Academy, Ltd.
9.250%, 08/01/2019 (S)		700,000	682,432
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	502,313
Advance Auto Parts, Inc.
5.750%, 05/01/2020		330,000	356,671
Affinia Group, Inc.
10.750%, 08/15/2016 (S)		90,000	95,850
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		225,000	212,063
AMC Entertainment, Inc.
8.750%, 06/01/2019		325,000	328,250
9.750%, 12/01/2020		325,000	295,750
American Honda Finance Corp.
6.250%, 07/16/2013	EUR	50,000	72,062
Ameristar Casinos, Inc.
7.500%, 04/15/2021		$100,000	100,000
Arcos Dorados BV
7.500%, 10/01/2019 (S)		68,000	74,290
Banque PSA Finance
4.375%, 04/04/2016 (S)		605,000	558,730
Beazer Homes USA, Inc.
9.125%, 06/15/2018		125,000	82,500
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	135,385
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	17,202
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (S)		$300,000	303,750
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		155,000	175,599
9.500%, 11/15/2018 (S)		180,000	231,544
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	114,444
Cablevision Systems Corp.
8.000%, 04/15/2020		$225,000	228,375
8.625%, 09/15/2017		50,000	52,250
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		425,000	442,000
CCH II LLC
13.500%, 11/30/2016		150,000	172,875
CCO Holdings LLC
7.000%, 01/15/2019		300,000	301,875
7.250%, 10/30/2017		500,000	510,625
7.375%, 06/01/2020		175,000	177,625
7.875%, 04/30/2018		500,000	518,125
Cedar Fair LP
9.125%, 08/01/2018		300,000	326,250
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)		750,000	763,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Chrysler Group LLC
8.250%, 06/15/2021 (S)		$350,000	$294,000
Cinemark USA, Inc.
7.375%, 06/15/2021		100,000	99,750
8.625%, 06/15/2019		50,000	53,750
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	300,000	308,379
8.750%, 05/15/2018		90,000	92,514
CKE Restaurants, Inc.
11.375%, 07/15/2018		$375,000	399,375
Claire’s Stores, Inc.
8.875%, 03/15/2019		250,000	182,500
Claire’s Stores, Inc., PIK
9.625%, 06/01/2015		105,187	78,101
Clear Channel Communications, Inc.
7.250%, 10/15/2027		125,000	50,000
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		625,000	365,625
Codere Finance Luxembourg SA
8.250%, 06/15/2015	EUR	80,000	94,596
8.250%, 06/15/2015 (S)		650,000	768,596
Comcast Corp.
6.400%, 03/01/2040		$30,000	34,496
6.950%, 08/15/2037		145,000	173,208
Conti-Gummi Finance BV
8.500%, 07/15/2015 (S)	EUR	50,000	70,880
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		$100,000	98,250
COX Communications, Inc.
5.450%, 12/15/2014		215,000	238,251
8.375%, 03/01/2039 (S)		115,000	151,540
Cyfrowy Polsat Finance AB
7.125%, 05/20/2018 (S)	EUR	100,000	125,636
Daimler Finance North America LLC
0.973%, 03/28/2014 (P) (S)		$380,000	372,321
1.875%, 09/15/2014 (S)		150,000	147,672
DineEquity, Inc.
9.500%, 10/30/2018		550,000	569,250
DIRECTV Holdings LLC
3.550%, 03/15/2015		75,000	77,951
4.750%, 10/01/2014		420,000	454,225
5.875%, 10/01/2019		250,000	275,380
DISH DBS Corp.
6.750%, 06/01/2021		300,000	292,500
7.875%, 09/01/2019		325,000	344,500
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	189,000
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	107,250
EchoStar DBS Corp.
7.125%, 02/01/2016		275,000	282,563
Fiesta Restaurant Group
8.875%, 08/15/2016 (S)		300,000	294,000
Ford Motor Company
7.450%, 07/16/2031		700,000	820,750
Ford Motor Credit Company LLC
3.875%, 01/15/2015		450,000	441,085
5.750%, 02/01/2021		1,550,000	1,579,686
12.000%, 05/15/2015		550,000	669,122
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	321,750
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)		225,000	224,130

208

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Grupo Televisa SAB
6.625%, 01/15/2040		$285,000	$307,275
Hanesbrands, Inc.
6.375%, 12/15/2020		275,000	271,906
8.000%, 12/15/2016		150,000	161,625
Historic TW, Inc.
6.875%, 06/15/2018		400,000	470,513
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	303,266
5.750%, 08/15/2015 (S)		510,000	544,563
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		255,000	258,832
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	82,916
ITT Corp.
7.375%, 11/15/2015		$125,000	138,594
Jaguar Holding Company II
9.500%, 12/01/2019 (S)		375,000	376,875
JC Penney Corp., Inc.
7.125%, 11/15/2023		50,000	50,250
Johnson Controls, Inc.
0.843%, 02/04/2014 (P)		320,000	319,750
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/2019 (S)	EUR	100,000	131,683
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	33,267
Kohl’s Corp.
4.000%, 11/01/2021		$180,000	181,722
Lamar Media Corp.
7.875%, 04/15/2018		300,000	309,750
Levi Strauss & Company
7.625%, 05/15/2020		225,000	225,563
8.875%, 04/01/2016		175,000	180,250
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		400,000	399,000
Lottomatica SpA
5.375%, 12/05/2016	EUR	150,000	181,591
Mac-Gray Corp.
7.625%, 08/15/2015		$300,000	306,000
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012		130,000	131,247
5.900%, 12/01/2016		25,000	27,766
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	49,162
MCE Finance, Ltd.
10.250%, 05/15/2018		$315,000	341,775
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,566
5.625%, 02/01/2020		70,000	63,160
MGM Resorts International
9.000%, 03/15/2020		225,000	245,250
10.375%, 05/15/2014		150,000	168,000
11.125%, 11/15/2017		450,000	503,438
13.000%, 11/15/2013		250,000	288,125
NBCUniversal Media LLC
2.100%, 04/01/2014		305,000	310,154
5.150%, 04/30/2020		655,000	708,282
NCL Corp., Ltd.
9.500%, 11/15/2018		125,000	131,875
11.750%, 11/15/2016		450,000	519,750
Net Servicos de Comunicacao SA
7.500%, 01/27/2020		400,000	456,000
News America Holdings, Inc.
8.250%, 08/10/2018		210,000	259,353

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
News America, Inc.
4.500%, 02/15/2021		$600,000	$604,010
6.150%, 03/01/2037		80,000	83,755
7.850%, 03/01/2039		85,000	104,587
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		105,000	103,163
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		319,999	314,399
Nielsen Finance LLC
7.750%, 10/15/2018		125,000	132,188
11.500%, 05/01/2016		65,000	74,100
Nissan Motor Acceptance Corp.
3.250%, 01/30/2013 (S)		130,000	132,127
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		480,000	502,676
Odeon & UCI Finco PLC
9.000%, 08/01/2018 (S)	GBP	100,000	143,554
Omnicom Group, Inc.
6.250%, 07/15/2019		$635,000	724,346
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		100,000	97,750
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017		275,000	288,750
8.750%, 05/15/2020		275,000	266,750
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	145,125
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	100,000	138,401
PPR
8.625%, 04/03/2014		100,000	151,126
QVC, Inc.
7.125%, 04/15/2017 (S)		$350,000	366,625
7.500%, 10/01/2019 (S)		325,000	345,313
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	317,250
Regal Entertainment Group
9.125%, 08/15/2018		500,000	522,500
ROC Finance LLC
12.125%, 09/01/2018 (S)		300,000	315,000
Sealy Mattress Company
8.250%, 06/15/2014		125,000	122,813
10.875%, 04/15/2016 (S)		194,000	211,460
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		475,000	489,250
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		475,000	456,000
Shea Homes LP
8.625%, 05/15/2019 (S)		450,000	411,750
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)		525,000	563,063
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,050,000	1,139,250
9.750%, 09/01/2015 (S)		275,000	297,688
Speedway Motorsports, Inc.
8.750%, 06/01/2016		275,000	298,375
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	93,500
10.750%, 09/15/2016		250,000	255,000
Staples, Inc.
9.750%, 01/15/2014		240,000	274,183
Starwood Hotels & Resorts
Worldwide, Inc.
7.150%, 12/01/2019		225,000	255,938
TAM Capital 2, Inc.
9.500%, 01/29/2020		100,000	108,000

209

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
TCM Sub LLC
3.550%, 01/15/2015 (S)		$730,000	$764,720
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020		125,000	133,125
10.500%, 05/15/2016		20,000	21,950
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014		440,000	470,250
10.000%, 07/15/2017		200,000	229,250
The McClatchy Company
11.500%, 02/15/2017		75,000	69,563
The Neiman Marcus Group, Inc.
10.375%, 10/15/2015		75,000	77,594
Thomson Reuters Corp.
5.950%, 07/15/2013		145,000	155,332
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	264,250
Time Warner Cable, Inc.
5.400%, 07/02/2012		225,000	230,518
5.500%, 09/01/2041		460,000	457,100
7.500%, 04/01/2014		50,000	55,982
8.250%, 02/14/2014		75,000	84,660
Time Warner, Inc.
7.700%, 05/01/2032		95,000	118,230
Toys R US - Delaware, Inc.
7.375%, 09/01/2016 (S)		25,000	24,750
Toys R Us Property Company II LLC
8.500%, 12/01/2017		300,000	306,750
Toys R Us, Inc.
7.375%, 10/15/2018		275,000	244,063
Unitymedia GmbH
9.625%, 12/01/2019 (S)	EUR	57,000	78,314
9.625%, 12/01/2019		50,000	68,697
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017 (S)		$325,000	335,563
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		625,000	590,625
8.500%, 05/15/2021 (S)		1,325,000	1,093,125
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		125,000	126,177
9.500%, 01/21/2020 (S)		200,000	203,000
Videotron Ltee
6.375%, 12/15/2015		50,000	50,625
6.875%, 07/15/2021 (S)	CAD	475,000	461,052
9.125%, 04/15/2018		$100,000	109,750
Virgin Media Finance PLC
8.875%, 10/15/2019	GBP	50,000	83,152
Virgin Media Secured Finance PLC
5.250%, 01/15/2021		$200,000	209,122
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		575,000	629,625
WPP Finance 2010
4.750%, 11/21/2021 (S)		130,000	126,874
Wyndham Worldwide Corp.
7.375%, 03/01/2020		115,000	127,670
Wynn Las Vegas LLC
7.875%, 11/01/2017		350,000	378,875
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		175,000	180,250
13.000%, 08/01/2013 (S)		1,125,000	1,271,250
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	50,000	65,337
8.000%, 05/15/2018		50,000	65,337

			49,288,908

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 1.86%
Altria Group, Inc.
4.125%, 09/11/2015		$310,000	334,998
4.750%, 05/05/2021		600,000	626,378
8.500%, 11/10/2013		280,000	317,684
9.250%, 08/06/2019		125,000	160,883
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	54,652
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 07/14/2014		$145,000	146,054
3.000%, 10/15/2012		265,000	269,628
ARAMARK Holdings Corp., PIK
8.625%, 05/01/2016 (S)		375,000	380,625
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		300,000	225,000
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	149,490
BAT International Finance PLC
6.375%, 12/12/2019	GBP	20,000	36,518
8.125%, 11/15/2013 (S)		$405,000	455,322
BFF International, Ltd.
7.250%, 01/28/2020		100,000	109,500
7.250%, 01/28/2020 (S)		100,000	109,500
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		225,000	222,750
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016		195,000	197,927
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	319,173
Carrefour SA
5.375%, 06/12/2015	EUR	50,000	70,083
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	69,021
6.375%, 04/04/2013		50,000	70,014
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016		110,000	91,640
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	218,250
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	374,764
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	145,679
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		250,000	246,250
Corp. Lindley SA
6.750%, 11/23/2021 (S)		110,000	110,825
Cosan Finance, Ltd.
7.000%, 02/01/2017		100,000	107,500
Cott Beverages, Inc.
8.125%, 09/01/2018		475,000	508,250
8.375%, 11/15/2017		125,000	133,438
Darling International, Inc.
8.500%, 12/15/2018		100,000	110,000
Del Monte Foods Company
7.625%, 02/15/2019 (S)		700,000	626,500
Delhaize Group SA
6.500%, 06/15/2017		435,000	508,253
DP World, Ltd.
6.850%, 07/02/2037 (S)		310,000	280,550
Dr Pepper Snapple Group, Inc.
3.200%, 11/15/2021		195,000	192,054
Energizer Holdings, Inc.
4.700%, 05/19/2021 (S)		145,000	150,263
Heineken NV
7.125%, 04/07/2014	EUR	75,000	111,124
7.250%, 03/10/2015	GBP	40,000	70,257

210

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Imperial Tobacco Finance PLC
4.375%, 11/22/2013	EUR	100,000	$138,477
6.875%, 06/13/2012	GBP	49,000	78,593
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		$100,000	89,500
JBS USA LLC
7.250%, 06/01/2021 (S)		125,000	112,188
11.625%, 05/01/2014		275,000	305,938
Kraft Foods, Inc.
7.250%, 07/18/2018	GBP	50,000	94,331
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	25,923
MHP SA
10.250%, 04/29/2015		$635,000	571,500
Michael Foods, Inc.
9.750%, 07/15/2018		525,000	540,750
Minerva Overseas II, Ltd.
10.875%, 11/15/2019 (S)		275,000	236,500
Mriya Agro Holding PLC
10.950%, 03/30/2016		200,000	180,500
10.950%, 03/30/2016 (S)		200,000	187,237
Pernod-Ricard SA
4.450%, 01/15/2022 (S)		150,000	150,245
5.000%, 03/15/2017	EUR	100,000	137,391
5.750%, 04/07/2021 (S)		$150,000	164,158
Philip Morris International, Inc.
4.375%, 11/15/2041		295,000	282,273
5.875%, 09/04/2015	EUR	50,000	76,222
Pilgrim’s Pride Corp.
7.875%, 12/15/2018 (S)		$375,000	327,188
Pinnacle Foods Finance LLC
8.250%, 09/01/2017		450,000	457,875
9.250%, 04/01/2015		375,000	383,438
10.625%, 04/01/2017		200,000	207,000
R&R Ice Cream, PLC
8.375%, 11/15/2017 (S)	EUR	200,000	220,367
Ralcorp Holdings Corp.
4.950%, 08/15/2020		$160,000	160,775
Reynolds American, Inc.
7.625%, 06/01/2016		445,000	529,474
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019 (S)		700,000	684,250
8.750%, 10/15/2016 (S)		200,000	206,500
9.000%, 04/15/2019 (S)		500,000	450,000
Rite Aid Corp.
8.000%, 08/15/2020		75,000	81,000
8.625%, 03/01/2015		450,000	418,500
9.500%, 06/15/2017		100,000	87,500
10.250%, 10/15/2019		375,000	405,000
10.375%, 07/15/2016		350,000	371,875
Safeway, Inc.
3.400%, 12/01/2016		265,000	265,206
Susser Holdings LLC
8.500%, 05/15/2016		300,000	321,750
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	76,895
6.125%, 02/24/2022	GBP	50,000	89,788
The Kroger Company
5.400%, 07/15/2040		$205,000	216,010
US Foodservice
8.500%, 06/30/2019 (S)		325,000	308,750
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	155,317
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		310,000	314,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wesfarmers, Ltd. (continued)
3.875%, 07/10/2015	EUR	50,000	$70,052
Yasar Holdings SA
9.625%, 10/07/2015		$200,000	193,500

			18,685,283
Energy - 6.61%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		200,000	211,000
Afren PLC
11.500%, 02/01/2016 (S)		200,000	192,000
Afren Plcafren Plc
11.500%, 02/01/2016		200,000	192,000
Alpha Natural Resources, Inc.
6.250%, 06/01/2021		550,000	525,250
Alta Mesa Holdings
9.625%, 10/15/2018		600,000	574,500
Anadarko Petroleum Corp.
6.375%, 09/15/2017		625,000	715,897
Antero Resources Finance Corp.
7.250%, 08/01/2019 (S)		350,000	350,000
9.375%, 12/01/2017		900,000	949,500
Apache Corp.
5.100%, 09/01/2040		650,000	718,887
Berry Petroleum Company
6.750%, 11/01/2020		225,000	223,875
10.250%, 06/01/2014		150,000	169,500
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	309,975
5.125%, 12/07/2017	GBP	50,000	87,181
Bill Barrett Corp.
7.625%, 10/01/2019		$525,000	542,063
9.875%, 07/15/2016		125,000	136,875
Boardwalk Pipelines LP
5.500%, 02/01/2017		155,000	166,803
5.750%, 09/15/2019		205,000	223,328
BP Capital Markets PLC
3.125%, 10/01/2015		395,000	407,495
3.830%, 10/06/2017	EUR	100,000	139,235
Buckeye Partners LP
4.875%, 02/01/2021		$65,000	67,901
5.500%, 08/15/2019		505,000	551,916
6.050%, 01/15/2018		140,000	158,413
Calumet Specialty Products Partners LP
9.375%, 05/01/2019 (S)		450,000	430,750
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		85,000	84,961
4.950%, 06/01/2015	CAD	35,000	37,120
5.150%, 02/01/2013		$180,000	188,392
5.450%, 10/01/2012		65,000	67,470
6.250%, 03/15/2038		305,000	369,419
6.450%, 06/30/2033		75,000	89,886
Carrizo Oil & Gas, Inc.
8.625%, 10/15/2018 (S)		325,000	320,125
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041		140,000	157,139
7.875%, 04/01/2013		150,000	162,348
Chesapeake Energy Corp.
6.625%, 08/15/2020		650,000	672,750
9.500%, 02/15/2015		100,000	112,500
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)		350,000	345,188
Cie Generale de Geophysique - Veritas
6.500%, 06/01/2021 (S)		400,000	374,000

211

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Clayton Williams Energy, Inc.
7.750%, 04/01/2019 (S)		$550,000	$506,000
CNOOC Finance 2011, Ltd.
5.750%, 01/26/2041 (S)		200,000	226,452
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	162,410
Complete Production Services, Inc.
8.000%, 12/15/2016		250,000	260,000
Concho Resources, Inc.
7.000%, 01/15/2021		425,000	442,000
8.625%, 10/01/2017		675,000	730,688
Connacher Oil and Gas, Ltd.
8.500%, 08/01/2019 (S)		875,000	673,750
Consol Energy Inc.
8.000%, 04/01/2017		550,000	585,750
8.250%, 04/01/2020		350,000	376,250
Continental Resources, Inc.
7.125%, 04/01/2021		225,000	243,000
DCP Midstream LLC
9.700%, 12/01/2013 (S)		140,000	158,683
DCP Midstream Operating LP
3.250%, 10/01/2015		325,000	325,966
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	406,258
9.750%, 03/01/2016		325,000	358,313
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	259,129
5.700%, 10/15/2039		75,000	82,088
5.875%, 05/01/2019		80,000	92,580
El Paso Corp.
7.750%, 01/15/2032		350,000	401,625
7.800%, 08/01/2031		100,000	115,000
8.250%, 02/15/2016		225,000	256,500
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,395
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	75,814
5.500%, 09/15/2040		220,000	228,333
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	55,919
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	33,522
Encore Acquisition Company
9.500%, 05/01/2016		$150,000	165,375
Energy Transfer Equity LP
7.500%, 10/15/2020		775,000	802,125
Ensco PLC
3.250%, 03/15/2016		830,000	844,399
Enterprise Products Operating LLC
3.200%, 02/01/2016		320,000	332,042
5.900%, 04/15/2013		250,000	263,020
5.950%, 02/01/2041		190,000	205,449
7.550%, 04/15/2038		210,000	261,200
EOG Resources, Inc.
6.125%, 10/01/2013		265,000	289,418
EQT Corp.
4.875%, 11/15/2021		645,000	638,211
Exco Resources, Inc.
7.500%, 09/15/2018		1,150,000	1,063,750
Exterran Holdings, Inc.
7.250%, 12/01/2018 (S)		900,000	855,000
Frac Tech Services LLC
7.625%, 11/15/2018 (S)		500,000	503,750
Gazprom OAO Via Gaz Capital SA
4.950%, 05/23/2016 (S)		625,000	623,438

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Gazprom OAO Via Gaz Capital SA (continued)
5.999%, 01/23/2021 (S)		$250,000	$252,500
6.605%, 02/13/2018	EUR	100,000	143,588
7.288%, 08/16/2037		$490,000	516,950
8.146%, 04/11/2018		200,000	228,000
8.625%, 04/28/2034		175,000	210,438
Goodrich Petroleum Corp.
8.875%, 03/15/2019 (S)		375,000	367,500
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (S)		325,000	338,000
Hess Corp.
6.000%, 01/15/2040		280,000	314,543
7.875%, 10/01/2029		238,000	308,313
8.125%, 02/15/2019		55,000	68,010
Hilcorp Energy I LP
8.000%, 02/15/2020 (S)		375,000	394,688
Inergy LP
6.875%, 08/01/2021		75,000	71,250
7.000%, 10/01/2018		525,000	514,500
8.750%, 03/01/2015		162,000	169,695
KazMunayGas National Company
6.375%, 04/09/2021 (S)		200,000	206,500
7.000%, 05/05/2020		100,000	107,620
9.125%, 07/02/2018		1,700,000	2,023,000
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022		120,000	118,709
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016		410,000	416,150
6.000%, 01/15/2018 (S)		200,000	204,000
Kinder Morgan Kansas, Inc.
6.500%, 09/01/2012		139,000	142,475
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	213,500
Magellan Midstream Partners LP
4.250%, 02/01/2021		60,000	61,462
6.550%, 07/15/2019		145,000	168,223
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	115,980
6.600%, 10/01/2037		50,000	59,535
MEG Energy Corp.
6.500%, 03/15/2021 (S)		275,000	276,375
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	195,455
Nabors Industries, Inc.
4.625%, 09/15/2021 (S)		255,000	254,875
5.375%, 08/15/2012		130,000	133,310
9.250%, 01/15/2019		440,000	538,018
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	100,275
National JSC Naftogaz of Ukraine
9.500%, 09/30/2014		300,000	277,500
Newfield Exploration Company
5.750%, 01/30/2022		325,000	342,469
6.875%, 02/01/2020		580,000	609,000
Niska Gas Storage US LLC
8.875%, 03/15/2018		800,000	780,000
Noble Corp./Cayman Islands
5.875%, 06/01/2013		45,000	47,862
Noble Energy, Inc.
6.000%, 03/01/2041		365,000	407,239
Noble Holding International, Ltd.
3.450%, 08/01/2015		85,000	88,967
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		200,000	203,750

212

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Novatek Finance, Ltd. (continued)
6.604%, 02/03/2021 (S)		$300,000	$309,000
NuStar Logistics LP
4.800%, 09/01/2020		205,000	209,687
7.650%, 04/15/2018		180,000	213,344
Oasis Petroleum, Inc.
6.500%, 11/01/2021		300,000	291,750
7.250%, 02/01/2019 (S)		150,000	153,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		350,000	375,375
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		425,000	424,469
6.250%, 11/15/2021 (S)		425,000	428,188
7.375%, 11/01/2016		375,000	405,938
Pemex Project Funding Master Trust
5.750%, 03/01/2018		965,000	1,054,263
6.250%, 08/05/2013	EUR	120,000	168,903
6.625%, 06/15/2035		$85,000	93,500
7.500%, 12/18/2013	GBP	35,000	58,313
Penn Virginia Corp.
7.250%, 04/15/2019		$425,000	403,750
10.375%, 06/15/2016		450,000	484,875
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		375,000	371,250
Petrobras International Finance Company
5.375%, 01/27/2021		350,000	355,662
5.750%, 01/20/2020		360,000	373,444
5.875%, 03/01/2018		260,000	275,900
6.875%, 01/20/2040		200,000	220,904
7.875%, 03/15/2019		315,000	368,181
Petrohawk Energy Corp.
7.250%, 08/15/2018		255,000	285,600
Petroleos de Venezuela SA
4.900%, 10/28/2014		913,324	703,259
5.000%, 10/28/2015		2,741,822	1,905,566
5.125%, 10/28/2016		118,734	75,396
5.250%, 04/12/2017		862,300	541,093
8.500%, 11/02/2017 (S)		1,025,000	766,188
Petroleos Mexicanos
5.500%, 01/21/2021		420,000	446,250
6.500%, 06/02/2041		870,000	939,600
6.500%, 06/02/2041 (S)		200,000	216,000
8.000%, 05/03/2019		150,000	184,500
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	235,000
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		450,000	447,750
Petroplus Finance, Ltd.
7.000%, 05/01/2017 (S)		100,000	60,000
9.375%, 09/15/2019 (S)		575,000	359,375
Plains All American Pipeline LP
4.250%, 09/01/2012		320,000	327,186
5.750%, 01/15/2020		385,000	423,975
6.500%, 05/01/2018		200,000	226,070
Plains Exploration & Production Company
6.750%, 02/01/2022		325,000	331,500
10.000%, 03/01/2016		300,000	339,000
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	121,500
Precision Drilling Corp.
6.625%, 11/15/2020		300,000	301,500
QEP Resources, Inc.
6.875%, 03/01/2021		100,000	106,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Quicksilver Resources, Inc.
9.125%, 08/15/2019		$125,000	$131,094
11.750%, 01/01/2016		650,000	731,250
Range Resources Corp.
6.750%, 08/01/2020		500,000	547,500
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		300,000	312,000
Regency Energy Partners LP
6.875%, 12/01/2018		350,000	365,750
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	454,410
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	51,208
4.750%, 02/16/2017		55,000	75,393
Rowan Companies, Inc.
5.000%, 09/01/2017		$210,000	220,485
7.875%, 08/01/2019		230,000	270,331
Sabine Pass LNG LP
7.500%, 11/30/2016		650,000	644,313
SeaRiver Maritime, Inc.
Zero Coupon, 09/01/2012 (Z)		315,000	309,513
SESI LLC
6.375%, 05/01/2019 (S)		525,000	525,000
7.125%, 12/15/2021 (S)		615,000	625,763
SM Energy Company
6.500%, 11/15/2021 (S)		225,000	225,000
6.625%, 02/15/2019 (S)		650,000	656,500
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	106,660
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	112,937
Southwestern Energy Company
7.500%, 02/01/2018		525,000	603,750
Swift Energy Company
7.875%, 03/01/2022 (S)		325,000	318,500
8.875%, 01/15/2020		500,000	520,000
Talisman Energy, Inc.
3.750%, 02/01/2021		515,000	499,420
Tesoro Corp.
9.750%, 06/01/2019		25,000	27,906
TMK OAO
7.750%, 01/27/2018		200,000	179,000
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	16,207
TransCanada PipeLines Ltd.
4.650%, 10/03/2016	CAD	40,000	42,944
Transocean, Inc.
5.050%, 12/15/2016		$545,000	549,968
5.250%, 03/15/2013		255,000	262,037
6.375%, 12/15/2021		250,000	257,663
Unit Corp.
6.625%, 05/15/2021		525,000	519,750
Valero Energy Corp.
6.125%, 06/15/2017		330,000	369,916
9.375%, 03/15/2019		140,000	173,773
Weatherford International, Inc.
5.950%, 06/15/2012		205,000	209,391
Weatherford International, Ltd.
6.750%, 09/15/2040		270,000	293,904
9.625%, 03/01/2019		200,000	255,857
Western Gas Partners LP
5.375%, 06/01/2021		145,000	145,587
Whiting Petroleum Corp.
6.500%, 10/01/2018		50,000	51,750

213

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP
3.800%, 02/15/2015		$145,000	$151,813
4.125%, 11/15/2020		135,000	135,952
6.300%, 04/15/2040		400,000	467,304
WPX Energy Inc.
6.000%, 01/15/2022 (S)		750,000	736,875

			66,485,846
Financials - 9.99%
Accellent, Inc.
10.000%, 11/01/2017		425,000	333,625
Aflac, Inc.
8.500%, 05/15/2019		90,000	108,445
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)		200,000	173,000
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	67,855
6.500%, 03/14/2017	GBP	30,000	53,056
Akbank TAS
5.125%, 07/22/2015 (S)		$300,000	287,700
6.500%, 03/09/2018 (S)		200,000	197,750
Alfa Bank OJSC
7.875%, 09/25/2017		250,000	233,750
7.875%, 09/25/2017 (S)		220,000	205,700
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025	EUR	135,000	180,466
Ally Financial, Inc.
7.500%, 09/15/2020		$475,000	458,969
8.000%, 03/15/2020		425,000	419,156
American Express Centurion Bank
5.550%, 10/17/2012		100,000	103,827
American Express Credit Corp.
5.125%, 08/25/2014		215,000	230,072
American International Group
4.250%, 09/15/2014		490,000	473,577
American International Group, Inc.
5.450%, 05/18/2017		110,000	104,204
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	434,274
AmSouth Bank NA
5.200%, 04/01/2015		450,000	416,250
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		165,000	166,493
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	71,935
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)		$675,000	462,375
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	141,750
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	58,202
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		100,000	89,798
BAA Funding, Ltd.
4.875%, 07/15/2021 (S)		$585,000	592,476
5.225%, 02/15/2023	GBP	50,000	79,664
Banca Monte Dei Paschi Di Siena SpA
4.125%, 11/11/2013	EUR	150,000	179,895

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014	EUR	250,000	$319,780
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)		$200,000	200,250
Banco de Credito del Peru
4.750%, 03/16/2016 (S)		200,000	198,220
5.375%, 09/16/2020 (S)		300,000	291,750
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		500,000	435,000
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	657,377
Banco Votorantim SA
7.375%, 01/21/2020 (S)		$250,000	261,630
BanColombia SA
4.250%, 01/12/2016		100,000	99,750
Bank Nederlandse Gemeenten
2.500%, 01/18/2016	EUR	727,000	985,602
4.125%, 06/28/2016		570,000	823,893
Bank of America Corp.
1.848%, 01/30/2014 (P)		$300,000	274,824
4.625%, 02/07/2017	EUR	50,000	51,055
4.750%, 04/03/2017		150,000	170,590
5.250%, 11/09/2016	GBP	50,000	67,548
5.650%, 05/01/2018		$1,130,000	994,155
5.750%, 08/15/2016		210,000	190,511
6.500%, 08/01/2016		425,000	410,660
Bank of America Corp. (4.000% to
03/28/2013, then 3 month
EURIBOR + 0.840%)
03/28/2018	EUR	100,000	90,034
Bank of America Corp. (4.750% to
05/23/2012, then 1 month
EURIBOR + 0.770%)
05/23/2017		50,000	45,063
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	30,000	33,815
Bank of New York Mellon Corp.
0.709%, 01/31/2014 (P)		$420,000	418,336
Bank of Nova Scotia
2.250%, 01/22/2013		160,000	162,246
2.375%, 12/17/2013		270,000	276,694
3.340%, 03/25/2015	CAD	70,000	71,004
Bank One Corp.
5.250%, 01/30/2013		$200,000	207,021
Banque du Liban
10.000%, 04/25/2015		100,000	117,625
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	551,139
4.875%, 08/13/2019		150,000	193,033
5.200%, 07/10/2014		$880,000	911,354
5.250%, 05/27/2014	EUR	50,000	69,177
5.750%, 08/17/2021	GBP	50,000	75,255
6.000%, 01/14/2021	EUR	125,000	128,601
6.750%, 05/22/2019		$280,000	298,013
BB&T Corp.
3.375%, 09/25/2013		45,000	46,654
5.700%, 04/30/2014		285,000	311,822
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	100,000	129,568
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$455,000	480,320
Berkshire Hathaway, Inc.
2.200%, 08/15/2016		385,000	390,750
BPCE SA
2.375%, 10/04/2013 (S)		975,000	959,564

214

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		$200,000	$200,000
Capital One Financial Corp.
2.125%, 07/15/2014		510,000	502,319
7.375%, 05/23/2014		225,000	246,009
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	277,063
11.625%, 06/15/2017		200,000	228,500
Central China Real Estate, Ltd.
12.250%, 10/20/2015		500,000	422,500
CIT Group, Inc.
6.625%, 04/01/2018 (S)		1,025,000	1,037,813
7.000%, 05/01/2016 to 05/01/2017		1,625,000	1,608,725
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	47,221
Citigroup, Inc.
1.302%, 04/01/2014 (P)		$535,000	514,859
3.500%, 08/05/2015	EUR	110,000	137,132
4.587%, 12/15/2015		$220,000	220,326
4.750%, 05/31/2017	EUR	50,000	51,733
5.375%, 08/09/2020		$350,000	351,055
5.500%, 10/15/2014		190,000	196,604
6.125%, 05/15/2018		830,000	864,184
6.250%, 09/02/2019	GBP	70,000	112,157
6.400%, 03/27/2013	EUR	110,000	150,260
6.500%, 08/19/2013		$590,000	613,961
7.375%, 06/16/2014	EUR	50,000	70,367
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019		40,000	41,385
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		100,000	128,800
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	330,969
6.500%, 08/15/2016		140,000	150,031
CNH Capital Inc.
6.250%, 11/01/2016 (I) (S)		700,000	698,250
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		110,000	111,699
3.625%, 10/14/2014	CAD	50,000	49,696
5.500%, 08/06/2019	EUR	75,000	99,345
Country Garden Holdings Company
11.125%, 02/23/2018 (S)		$450,000	364,500
11.250%, 04/22/2017 (S)		100,000	83,000
Credit Suisse Group Finance
Guernsey, Ltd.
6.375%, 06/07/2013	EUR	66,000	91,057
Credit Suisse/London
5.125%, 09/18/2017		125,000	172,068
6.125%, 08/05/2013		50,000	70,728
Daimler Finance North America LLC
4.375%, 03/21/2013		100,000	138,878
Danske Bank A/S
4.750%, 06/04/2014		75,000	100,561
Deutsche Bank AG
4.875%, 09/24/2012		50,000	68,720
5.000%, 06/24/2020		50,000	57,214
5.125%, 01/31/2013		35,000	47,735
5.375%, 10/12/2012		$380,000	389,511
Discover Financial Services
10.250%, 07/15/2019		245,000	289,903
DnB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	94,174

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
DTEK Finance BV
9.500%, 04/28/2015		$100,000	94,000
9.500%, 04/28/2015 (S)		250,000	235,000
E*Trade Financial Corp.
6.750%, 06/01/2016		300,000	292,500
7.875%, 12/01/2015		450,000	447,750
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,741,000	1,967,330
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)		110,000	109,645
2.750%, 07/01/2013 (S)		250,000	251,040
4.500%, 08/16/2021 (S)		135,000	134,572
5.250%, 10/01/2020 (S)		350,000	369,178
5.800%, 10/15/2012 (S)		507,000	522,751
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	473,867
European Investment Bank
4.750%, 10/15/2017		535,000	784,826
6.500%, 08/07/2019	AUD	640,000	633,115
8.750%, 08/25/2017	GBP	450,000	920,733
FCE Bank PLC
9.375%, 01/17/2014	EUR	50,000	70,880
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	58,718
6.000%, 07/15/2012		135,000	137,680
Fifth Third Bancorp
3.625%, 01/25/2016		320,000	320,710
6.250%, 05/01/2013		380,000	399,507
8.250%, 03/01/2038		270,000	323,897
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	36,293
GE Capital European Funding Company
3.500%, 02/14/2013	EUR	110,000	150,377
4.625%, 02/22/2027		100,000	120,151
5.250%, 05/18/2015		145,000	207,973
GE Capital Trust IV (4.625% to
09/15/2016 then 3 month EURIBOR
+1.600%)
09/15/2066		135,000	141,492
GE Capital UK Funding Company
5.625%, 12/12/2014	GBP	50,000	84,224
General Electric Capital Corp.
1.014%, 04/07/2014 (P)		$485,000	470,719
2.100%, 01/07/2014		560,000	563,471
2.250%, 11/09/2015		240,000	237,624
4.625%, 01/07/2021		355,000	352,258
5.300%, 02/11/2021		250,000	255,820
5.875%, 01/14/2038		450,000	443,003
6.875%, 01/10/2039		815,000	905,958
General Shopping Finance, Ltd.
10.000%, 11/09/2015 (Q)		20,000	19,795
10.000%, 11/09/2015 (Q) (S)		200,000	197,953
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	125,636
GTB Finance B.V.
7.500%, 05/19/2016 (S)		$200,000	198,240
HBOS PLC
6.000%, 11/01/2033 (S)		420,000	261,075
HBOS PLC (4.375% to 10/30/2014, then
3 month EURIBOR + 1.36%)
10/30/2019	EUR	59,000	55,734
Health Care REIT, Inc.
4.700%, 09/15/2017		$160,000	157,716
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		150,000	149,569

215

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hospitality Properties Trust
5.625%, 03/15/2017		$225,000	$225,680
7.875%, 08/15/2014		145,000	157,480
Host Hotels & Resorts LP
6.000%, 10/01/2021 (S)		250,000	251,250
6.750%, 06/01/2016		300,000	308,625
Host Hotels & Resorts, Inc.
5.875%, 06/15/2019 (S)		475,000	477,375
HSBC Bank Canada/Toronto
3.558%, 10/04/2017	CAD	35,000	35,195
HSBC Bank PLC
1.625%, 08/12/2013 (S)		$185,000	182,528
HSBC Bank USA NA
4.625%, 04/01/2014		100,000	102,853
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	338,385
HSBC Holdings PLC
5.100%, 04/05/2021		$800,000	825,733
5.250%, 12/12/2012		185,000	189,327
6.000%, 06/10/2019	EUR	50,000	65,074
6.250%, 03/19/2018		200,000	268,244
6.500%, 05/02/2036		$50,000	48,080
HSBC Holdings PLC (9.875% to
04/08/2013, then 3 month UK
GILT + 2.500%)
9.875%, 04/08/2018	GBP	60,000	100,381
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		$550,000	540,375
10.250%, 06/15/2015 (S)		1,125,000	1,088,438
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	587,017
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	439,586
Intergas Finance BV
6.375%, 05/14/2017		$200,000	206,852
International Lease Finance Corp.
8.875%, 09/01/2017		625,000	632,813
Intesa Sanpaolo SpA
4.000%, 11/08/2018	EUR	100,000	100,911
Intesa Sanpaolo SpA (4.375% to
06/26/2013, then 3 month
EURIBOR + 1.000%)
06/26/2018		50,000	48,432
iPayment Holdings, Inc.
10.250%, 05/15/2018 (S)		$625,000	575,000
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		402,000	407,663
Jefferies Group, Inc.
6.250%, 01/15/2036		150,000	112,125
8.500%, 07/15/2019		130,000	120,900
JPMorgan Chase & Company
1.097%, 05/02/2014 (P)		420,000	412,739
3.400%, 06/24/2015		260,000	264,127
3.700%, 01/20/2015		245,000	249,882
4.650%, 06/01/2014		245,000	259,118
5.250%, 01/14/2015	EUR	50,000	70,084
6.300%, 04/23/2019		$95,000	104,945
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	150,000	177,241
Kazakhstan Temir Zholy Finance BV
7.000%, 05/11/2016		$250,000	265,625
Kazkommertsbank JSC
8.500%, 05/11/2018 (S)		400,000	329,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015	EUR	70,000	$85,130
KeyCorp
3.750%, 08/13/2015		$635,000	648,906
5.100%, 03/24/2021		165,000	167,061
Kilroy Realty LP
4.800%, 07/15/2018		315,000	308,352
5.000%, 11/03/2015		225,000	230,476
6.625%, 06/01/2020		295,000	312,550
Kreditanstalt fuer Wiederaufbau
4.375%, 07/04/2018	EUR	365,000	549,991
4.700%, 06/02/2037	CAD	245,000	258,868
5.500%, 12/07/2015	GBP	525,000	939,616
6.000%, 08/20/2020	AUD	807,000	823,000
KWG Property Holding, Ltd.
12.500%, 08/18/2017		$100,000	74,969
12.750%, 03/30/2016		400,000	307,380
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	63,691
Lincoln National Corp.
4.850%, 06/24/2021		$290,000	275,508
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		250,000	241,609
6.375%, 06/17/2016	EUR	160,000	216,874
6.500%, 03/24/2020		150,000	145,728
Longfor Properties Company, Ltd.
9.500%, 04/07/2016 (S)		$405,000	352,350
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		354,000	359,446
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	60,000	75,001
7.750%, 05/14/2038		$410,000	366,330
MetLife Institutional Funding II
1.274%, 04/04/2014 (P) (S)		365,000	364,095
MetLife, Inc.
1.685%, 08/06/2013 (P)		225,000	226,088
4.750%, 02/08/2021		290,000	302,249
Metropolitan Life Global Funding I
4.625%, 05/16/2017	EUR	100,000	137,384
Morgan Stanley
2.016%, 01/24/2014 (P)		$650,000	608,438
3.450%, 11/02/2015		245,000	219,123
4.000%, 07/24/2015		190,000	173,868
4.100%, 01/26/2015		405,000	374,114
4.200%, 11/20/2014		75,000	71,299
4.900%, 02/23/2017	CAD	45,000	39,981
5.000%, 05/02/2019	EUR	150,000	160,699
5.125%, 11/30/2015	GBP	100,000	144,294
6.000%, 04/28/2015		$615,000	598,150
6.625%, 04/01/2018		100,000	94,066
MPT Operating Partnership LP
6.875%, 05/01/2021		350,000	346,500
MU Finance PLC
8.375%, 02/01/2017 (S)		300,000	313,500
8.750%, 02/01/2017 (S)	GBP	50,000	81,583
Muenchener Rueckversicherungs AG
(5.767% to 06/12/2017, then 3 month
EURIBOR + 2.040%)
06/12/2017 (Q)	EUR	100,000	100,200
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$215,000	217,741
5.375%, 12/08/2014	GBP	50,000	83,511

216

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationwide Building Society
3.750%, 01/20/2015	EUR	100,000	$131,050
4.375%, 02/28/2022		250,000	340,897
5.625%, 09/09/2019	GBP	50,000	75,279
New York Life Funding
5.125%, 02/03/2015		50,000	84,408
New York Life Global Funding
2.450%, 07/14/2016 (S)		$340,000	346,610
4.375%, 01/19/2017	EUR	100,000	139,741
Nordea Bank AB
1.750%, 10/04/2013 (S)		$195,000	192,197
2.125%, 01/14/2014 (S)		200,000	198,280
2.500%, 11/13/2012 (S)		165,000	166,624
4.500%, 03/26/2020	EUR	150,000	171,380
4.875%, 05/13/2021 (S)		$650,000	549,318
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	412,458
Nuveen Investments, Inc.
5.500%, 09/15/2015		$825,000	690,938
10.500%, 11/15/2015		1,200,000	1,146,000
10.500%, 11/15/2015 (S)		350,000	330,750
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	15,714
OJSC Russian Agricultural Bank
6.299%, 05/15/2017		200,000	201,250
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022		475,000	467,875
Ono Finance II PLC
11.125%, 07/15/2019 (S)	EUR	285,000	302,534
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	81,655
PartnerRe Finance B LLC
5.500%, 06/01/2020		$290,000	298,313
PHH Corp.
9.250%, 03/01/2016		275,000	283,250
PNC Funding Corp.
5.625%, 02/01/2017		115,000	125,377
6.700%, 06/10/2019		345,000	412,103
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	66,837
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	182,469
7.875%, 05/15/2014		385,000	434,741
8.875%, 05/15/2019		135,000	164,086
ProLogis LP
4.500%, 08/15/2017		330,000	326,780
6.625%, 12/01/2019		185,000	198,555
Promsvyazbank OJSC
6.200%, 04/25/2014 (S)		400,000	383,525
Provident Companies, Inc.
7.000%, 07/15/2018		435,000	487,852
Provident Funding Associates LP
10.125%, 02/15/2019 (S)		125,000	101,250
10.250%, 04/15/2017 (S)		350,000	332,500
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	95,977
3.625%, 09/17/2012		425,000	431,218
4.500%, 11/16/2021		250,000	242,577
4.750%, 09/17/2015		465,000	488,167
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	150,000	202,655
Raymond James Financial, Inc.
4.250%, 04/15/2016		$120,000	124,167

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
RCI Banque SA
2.261%, 04/11/2014 (P) (S)		$195,000	$181,218
4.375%, 01/27/2015	EUR	148,000	192,435
4.600%, 04/12/2016 (S)		$435,000	416,172
Realogy Corp.
11.500%, 04/15/2017		150,000	114,375
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	253,788
Regency Centers LP
5.875%, 06/15/2017		120,000	130,031
6.000%, 06/15/2020		165,000	180,168
Regions Bank
7.500%, 05/15/2018		600,000	576,000
Regions Financial Corp.
5.750%, 06/15/2015		310,000	296,438
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	243,075
5.625%, 03/15/2017		150,000	159,897
6.450%, 11/15/2019		250,000	276,972
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	450,500
Rouse Company LP
6.750%, 05/01/2013 (S)		100,000	101,250
6.750%, 11/09/2015		625,000	625,000
Royal Bank of Canada
0.703%, 04/17/2014 (P)		410,000	406,221
4.625%, 01/22/2018	EUR	390,000	581,775
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
4.350%, 06/15/2020	CAD	50,000	51,155
Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	79,764
Santander Issuances S.A. Unipersonal
(4.500% to 09/30/2014, then 3 month
EURIBOR + 0.860%)
09/30/2019		100,000	99,411
Santander Issuances S.A. Unipersonal
(4.750% to 05/29/2014, then 3 month
EURIBOR + 0.800%)
05/29/2019		100,000	98,090
Simon Property Group LP
2.800%, 01/30/2017		$295,000	295,530
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	84,216
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	131,505
5.050%, 11/14/2014		$75,000	73,881
5.125%, 08/27/2012		735,000	735,144
5.375%, 05/15/2014		500,000	497,490
6.250%, 01/25/2016		735,000	698,590
8.450%, 06/15/2018		915,000	911,788
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014	EUR	278,000	381,839
Societe Generale SA
2.500%, 01/15/2014 (S)		$205,000	191,940
5.250%, 03/28/2013	EUR	100,000	135,966
5.400%, 01/30/2018	GBP	25,000	30,502
6.125%, 08/20/2018	EUR	50,000	57,296
Springleaf Finance Corp.
6.900%, 12/15/2017		$1,025,000	689,313
Standard Bank PLC
8.125%, 12/02/2019		400,000	403,892

217

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Standard Chartered Bank
5.875%, 09/26/2017	EUR	200,000	$253,255
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$355,000	357,037
State Street Corp.
0.877%, 03/07/2014 (P)		270,000	267,123
Sun Life Financial, Inc.
5.700%, 07/02/2019	CAD	40,000	42,501
SunTrust Banks, Inc.
3.600%, 04/15/2016		$305,000	305,773
Svenska Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	105,724
5.500%, 05/26/2016	GBP	50,000	83,998
Synovus Financial Corp.
5.125%, 06/15/2017		$275,000	228,594
Telenet Finance III Luxembourg SCA
6.625%, 02/15/2021 (S)	EUR	300,000	378,923
The Goldman Sachs Group, Inc.
1.435%, 02/07/2014 (P)		$505,000	482,143
3.625%, 02/07/2016		300,000	282,294
3.700%, 08/01/2015		160,000	154,332
4.500%, 01/30/2017	EUR	150,000	178,090
5.125%, 10/16/2014		100,000	130,481
5.250%, 12/15/2015	GBP	10,000	15,488
6.125%, 02/14/2017		20,000	31,455
6.250%, 02/01/2041		$255,000	230,075
6.375%, 05/02/2018	EUR	50,000	63,283
6.750%, 10/01/2037		$190,000	169,032
7.500%, 02/15/2019		140,000	149,330
The Royal Bank of Scotland PLC
3.400%, 08/23/2013		835,000	823,902
5.375%, 09/30/2019	EUR	100,000	114,736
5.750%, 05/21/2014		50,000	66,462
6.000%, 05/10/2013		40,000	50,749
The Toronto-Dominion Bank
0.600%, 07/26/2013 (P)		$135,000	134,726
0.701%, 07/14/2014 (P)		135,000	134,127
2.500%, 07/14/2016		430,000	435,317
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
5.690%, 06/03/2018	CAD	65,000	67,098
TNK-BP Finance SA
6.625%, 03/20/2017		$150,000	156,000
7.250%, 02/02/2020 (S)		100,000	106,125
Toyota Motor Credit Corp.
2.000%, 09/15/2016		375,000	372,859
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		290,000	348,000
Travelers Insurance Company Institutional
Funding, Ltd.
5.750%, 12/06/2011	GBP	54,000	84,728
Tube City IMS Corp.
9.750%, 02/01/2015		$575,000	579,313
Turkiye Garanti Bankasi AS
6.250%, 04/20/2021 (S)		400,000	377,000
U.S. Bancorp
2.200%, 11/15/2016		435,000	435,676
3.442%, 02/01/2016		450,000	454,788
UBS AG (4.250% to 09/16/2014, then
3 month EURIBOR + 1.260%)
09/16/2019	EUR	70,000	81,602
UBS AG/London
6.000%, 04/18/2018		50,000	71,429
6.375%, 07/20/2016	GBP	25,000	42,047

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UBS AG/Stamford CT
1.425%, 01/28/2014 (P)		$250,000	243,159
1.595%, 02/23/2012 (P)		250,000	250,426
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	291,558
5.750%, 09/26/2017		70,000	67,272
Unum Group
5.625%, 09/15/2020		$115,000	119,384
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	117,992
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	212,625
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		405,000	420,026
Ventas Realty LP
3.125%, 11/30/2015		255,000	248,448
WEA Finance LLC
7.500%, 06/02/2014 (S)		50,000	55,815
Wells Fargo & Company
4.600%, 04/01/2021		270,000	285,722
5.250%, 10/23/2012		185,000	192,757
Westpac Banking Corp.
2.100%, 08/02/2013		200,000	201,405
4.875%, 09/28/2012	EUR	75,000	103,385
5.000%, 10/21/2019	GBP	50,000	79,032
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		$245,000	259,144
WPP Finance UK
8.000%, 09/15/2014		65,000	73,085
WT Finance Australia Pty, Ltd.
3.625%, 06/27/2012	EUR	50,000	67,743
Zions Bancorporation
7.750%, 09/23/2014		$215,000	228,125

			100,489,243
Health Care - 2.07%
Accellent, Inc.
8.375%, 02/01/2017		75,000	70,125
AMERIGROUP Corp.
7.500%, 11/15/2019		375,000	384,375
AmerisourceBergen Corp.
3.500%, 11/15/2021		160,000	159,598
5.625%, 09/15/2012		385,000	397,395
Amgen, Inc.
1.875%, 11/15/2014		235,000	236,202
2.500%, 11/15/2016		145,000	142,897
Aristotle Holding, Inc.
2.750%, 11/21/2014 (S)		170,000	171,709
Bausch & Lomb, Inc.
9.875%, 11/01/2015		75,000	78,188
Biomet, Inc.
11.625%, 10/15/2017		1,050,000	1,123,500
Boston Scientific Corp.
4.500%, 01/15/2015		605,000	632,370
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	617,969
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	806,220
Cardinal Health, Inc.
4.625%, 12/15/2020		$435,000	462,889
5.500%, 06/15/2013		280,000	298,048
Community Health Systems, Inc.
8.000%, 11/15/2019 (S)		750,000	727,500
8.875%, 07/15/2015		331,000	340,103

218

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	$285,540
DaVita, Inc.
6.375%, 11/01/2018		$300,000	294,750
Express Scripts, Inc.
3.125%, 05/15/2016		535,000	530,802
5.250%, 06/15/2012		400,000	408,800
6.250%, 06/15/2014		245,000	268,024
Grifols, Inc.
8.250%, 02/01/2018 (S)		225,000	231,750
HCA, Inc.
7.500%, 02/15/2022		1,075,000	1,058,875
8.500%, 04/15/2019		100,000	108,000
Health Management Associates, Inc.
7.375%, 01/15/2020 (S)		300,000	301,875
IASIS Healthcare LLC
8.375%, 05/15/2019 (S)		775,000	645,188
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		625,000	592,188
Kindred Healthcare Inckindred
Healthcare Inc
8.250%, 06/01/2019		625,000	518,750
Life Technologies Corp.
3.375%, 03/01/2013		315,000	321,609
3.500%, 01/15/2016		180,000	182,157
4.400%, 03/01/2015		460,000	479,197
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		150,000	153,000
MedAssets, Inc.
8.000%, 11/15/2018		300,000	294,000
Medco Health Solutions, Inc.
2.750%, 09/15/2015		230,000	227,825
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	138,361
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	498,750
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	212,500
Ontex IV SA
7.500%, 04/15/2018 (S)	EUR	625,000	747,433
Radiation Therapy Services, Inc.
9.875%, 04/15/2017		$300,000	225,000
Select Medical Corp.
7.625%, 02/01/2015		275,000	255,063
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		625,000	615,625
8.000%, 08/01/2020		700,000	679,000
8.875%, 07/01/2019		25,000	27,250
Teva Pharmaceutical Finance
Company BV
3.650%, 11/10/2021		145,000	142,387
United Surgical Partners International, Inc.
8.875%, 05/01/2017		25,000	24,813
UnitedHealth Group, Inc.
1.875%, 11/15/2016		100,000	98,642
3.875%, 10/15/2020		190,000	197,883
4.625%, 11/15/2041		290,000	289,149
4.700%, 02/15/2021		200,000	220,706
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	100,500
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	100,750
Valeant Pharmaceuticals International, Inc.
6.875%, 12/01/2018 (S)		425,000	410,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Vanguard Health
Holding Company II LLC
7.750%, 02/01/2019		$325,000	$303,063
8.000%, 02/01/2018		475,000	451,250
Vanguard Health Systems, Inc.
Zero Coupon, 02/01/2016 (Z)		17,000	10,880
Warner Chilcott Co., LLC
7.750%, 09/15/2018		325,000	317,688
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	279,318
WellPoint, Inc.
4.350%, 08/15/2020		270,000	285,404
6.000%, 02/15/2014		470,000	513,786
6.800%, 08/01/2012		150,000	155,735

			20,852,479
Industrials - 3.27%
ACCO Brands Corp.
10.625%, 03/15/2015		125,000	138,438
Adecco International Financial
Services BV
4.750%, 04/13/2018	EUR	100,000	130,473
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		$97,000	98,940
Aguila 3 SA
7.875%, 01/31/2018 (S)		300,000	285,000
AGY Holding Corp.
11.000%, 11/15/2014		250,000	157,500
Air Jamaica, Ltd.
9.375%, 07/08/2015		65,714	69,000
Aircastle, Ltd.
9.750%, 08/01/2018		375,000	391,875
Alstom SA
4.125%, 02/01/2017	EUR	50,000	63,880
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		$200,000	208,000
Associated Materials LLC
9.125%, 11/01/2017		575,000	486,594
Autoroutes du Sud de la France
7.375%, 03/20/2019	EUR	100,000	157,623
Avis Budget Car Rental LLC
7.625%, 05/15/2014		$360,000	360,900
9.625%, 03/15/2018		75,000	75,563
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	486,000
Bombardier, Inc.
6.125%, 05/15/2021 (S)	EUR	100,000	124,952
7.250%, 11/15/2016		50,000	69,201
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		$100,000	106,468
5.400%, 06/01/2041		435,000	483,843
Canadian National Railway Company
2.850%, 12/15/2021		70,000	69,094
Canadian Pacific Railway Company
7.250%, 05/15/2019		260,000	306,056
Case New Holland, Inc.
7.875%, 12/01/2017		450,000	492,750
Cie de St-Gobain
4.000%, 10/08/2018	EUR	100,000	127,266
Clondalkin Acquisition BV
2.347%, 12/15/2013 (P) (S)		$175,000	164,500
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	325,000
Columbus Mckinnon Corp.
7.875%, 02/01/2019		150,000	151,500

219

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		$173,292	$190,621
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		231,715	245,618
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		83,823	86,337
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		135,000	134,325
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		525,000	510,563
CSX Corp.
5.750%, 03/15/2013		175,000	184,814
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	69,887
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		$105,888	107,741
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		70,112	75,371
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		114,386	114,386
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		85,000	85,000
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		359,000	366,180
12.250%, 03/15/2015 (S)		925,000	980,500
DP World Sukuk, Ltd.
6.250%, 07/02/2017		550,000	555,500
6.250%, 07/02/2017 (S)		970,000	979,700
DP World, Ltd.
6.850%, 07/02/2037		100,000	90,500
Ducommun, Inc.
9.750%, 07/15/2018 (S)		300,000	309,000
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	376,875
Embraer Overseas, Ltd.
6.375%, 01/15/2020		175,000	190,313
Euramax International, Inc.
9.500%, 04/01/2016 (S)		400,000	318,000
Experian Finance PLC
4.750%, 02/04/2020	EUR	100,000	139,936
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018		425,000	462,569
Finmeccanica Finance SA
5.750%, 12/12/2018		135,000	145,905
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$184,296	153,196
Florida East Coast Railway Corp.
8.125%, 02/01/2017		325,000	323,781
FTI Consulting, Inc.
7.750%, 10/01/2016		425,000	439,875
G4S PLC
7.750%, 05/13/2019	GBP	50,000	91,926
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$250,000	250,000
GATX Corp.
3.500%, 07/15/2016		440,000	435,994
4.850%, 06/01/2021		410,000	410,616

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
GATX Financial Corp.
5.500%, 02/15/2012		$275,000	$276,566
GeoEye, Inc.
9.625%, 10/01/2015		150,000	166,500
Georgian Railway LLC
9.875%, 07/22/2015		200,000	198,500
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	31,168
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)		$325,000	350,188
Icahn Enterprises LP
8.000%, 01/15/2018		400,000	408,000
Interline Brands, Inc.
7.000%, 11/15/2018		200,000	206,000
International Lease Finance Corp.
5.750%, 05/15/2016		225,000	203,585
6.500%, 09/01/2014 (S)		200,000	202,000
6.625%, 11/15/2013		490,000	478,975
8.250%, 12/15/2020		750,000	746,250
John Deere Credit, Inc.
5.450%, 09/16/2015 (S)	CAD	40,000	43,575
Kansas City Southern de
Mexico SA de CV
6.125%, 06/15/2021		$175,000	179,375
8.000%, 02/01/2018		400,000	436,000
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)		175,000	176,313
10.000%, 06/01/2017		950,000	957,125
L-3 Communications Corp.
4.750%, 07/15/2020		580,000	553,125
6.375%, 10/15/2015		200,000	204,250
Lockheed Martin Corp.
2.125%, 09/15/2016		150,000	149,045
MAN SE
7.250%, 05/20/2016	EUR	25,000	39,123
Manpower, Inc.
4.750%, 06/14/2013		50,000	68,872
Masco Corp.
5.850%, 03/15/2017		$200,000	197,609
6.125%, 10/03/2016		100,000	101,275
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	177,000
McJunkin Red Man Corp.
9.500%, 12/15/2016		500,000	492,500
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		225,000	198,000
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	83,684
Nortek, Inc.
8.500%, 04/15/2021 (S)		$625,000	514,063
10.000%, 12/01/2018 (S)		375,000	348,750
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		100,000	102,750
OI European Group BV
6.750%, 09/15/2020 (S)	EUR	100,000	131,011
Oshkosh Corp.
8.250%, 03/01/2017		$275,000	277,063
Owens Corning
9.000%, 06/15/2019		75,000	88,417
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	193,813
Ply Gem Industries, Inc.
8.250%, 02/15/2018		400,000	341,000
RBS Global, Inc.
8.500%, 05/01/2018		500,000	512,500

220

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		$350,000	$350,000
Rentokil Initial PLC
4.625%, 03/27/2014	EUR	100,000	138,170
5.750%, 03/31/2016	GBP	50,000	82,540
Republic Services, Inc.
5.700%, 05/15/2041		$600,000	675,098
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	47,958
Roper Industries, Inc.
6.250%, 09/01/2019		$355,000	417,240
6.625%, 08/15/2013		150,000	161,162
RSC Equipment Rental Inc.
8.250%, 02/01/2021		325,000	308,750
Securitas AB
6.500%, 04/02/2013	EUR	50,000	71,100
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	343,688
13.500%, 12/01/2015 (S)		125,000	133,438
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		300,000	303,000
Southwest Airlines Company
5.125%, 03/01/2017		385,000	406,084
6.500%, 03/01/2012		510,000	516,180
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	132,813
SPX Corp.
6.875%, 09/01/2017		250,000	262,500
TAM Capital, Inc.
7.375%, 04/25/2017		100,000	99,500
Terex Corp.
8.000%, 11/15/2017		575,000	559,188
10.875%, 06/01/2016		25,000	27,750
The Manitowoc Company, Inc.
8.500%, 11/01/2020		175,000	178,500
Tomkins LLC
9.000%, 10/01/2018		382,000	412,560
TransDigm, Inc.
7.750%, 12/15/2018		475,000	489,250
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		101,611	91,450
Union Pacific Corp.
4.750%, 09/15/2041		455,000	473,883
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	103,250
United Rentals North America, Inc.
10.875%, 06/15/2016		250,000	277,500
USG Corp.
8.375%, 10/15/2018 (S)		50,000	44,125
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	365,792
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	290,325
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	67,017
7.250%, 04/05/2041 (S)		$400,000	387,000
Waste Management, Inc.
2.600%, 09/01/2016		110,000	111,640
WM Finance Corp.
9.500%, 06/15/2016 (S)		100,000	105,000
Xefin Lux SCA
8.000%, 06/01/2018 (S)	EUR	200,000	241,866

			32,864,732

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology - 1.68%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020		$275,000	276,375
8.125%, 12/15/2017		100,000	101,750
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	139,514
Agilent Technologies, Inc.
2.500%, 07/15/2013		70,000	70,676
5.000%, 07/15/2020		145,000	157,339
Alcatel-Lucent
6.375%, 04/07/2014	EUR	100,000	126,308
Anixter, Inc.
10.000%, 03/15/2014		$300,000	341,250
Aspect Software, Inc.
10.625%, 05/15/2017		150,000	152,250
Avaya, Inc.
9.750%, 11/01/2015		50,000	39,125
Avaya, Inc., PIK
10.125%, 11/01/2015		1,900,000	1,501,000
Broadcom Corp.
1.500%, 11/01/2013		75,000	75,766
2.375%, 11/01/2015		275,000	279,777
Brocade Communications Systems, Inc.
6.875%, 01/15/2020		45,000	47,700
CDW LLC
8.500%, 04/01/2019 (S)		525,000	493,500
11.000%, 10/12/2015		575,000	575,000
12.535%, 10/12/2017		1,425,000	1,410,750
CDW LLC, PIK
11.500%, 10/12/2015		325,000	325,000
CommScope, Inc.
8.250%, 01/15/2019 (S)		925,000	892,625
Eagle Parent, Inc.
8.625%, 05/01/2019 (S)		500,000	463,750
Earthlink, Inc.
8.875%, 05/15/2019		200,000	189,000
EH Holding Corp.
6.500%, 06/15/2019 (S)		475,000	464,313
7.625%, 06/15/2021 (S)		475,000	466,688
Equinix, Inc.
7.000%, 07/15/2021		600,000	618,750
8.125%, 03/01/2018		325,000	346,125
Fidelity National
Information Services, Inc.
7.625%, 07/15/2017		325,000	344,500
7.875%, 07/15/2020		200,000	212,000
First Data Corp.
7.375%, 06/15/2019 (S)		400,000	376,000
11.250%, 03/31/2016		975,000	794,625
12.625%, 01/15/2021 (S)		300,000	247,500
Fiserv, Inc.
3.125%, 06/15/2016		265,000	269,021
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		75,000	67,875
Hewlett-Packard Company
2.350%, 03/15/2015		220,000	222,736
3.000%, 09/15/2016		585,000	599,252
iGate Corp.
9.000%, 05/01/2016 (S)		850,000	850,000
Jabil Circuit, Inc.
5.625%, 12/15/2020		145,000	145,363
Lender Processing Services, Inc.
8.125%, 07/01/2016		400,000	390,000
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019		575,000	451,375

221

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
NXP BV
9.750%, 08/01/2018 (S)		$400,000	$435,000
Sensata Technologies BV
6.500%, 05/15/2019 (S)		450,000	436,500
SunGard Data Systems, Inc.
10.250%, 08/15/2015		75,000	77,250
10.625%, 05/15/2015		175,000	184,625
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	EUR	50,000	70,400
5.375%, 06/27/2017		50,000	73,787
Viasat, Inc.
8.875%, 09/15/2016		$150,000	151,875
Xerox Corp.
1.281%, 05/16/2014 (P)		105,000	103,865
5.500%, 05/15/2012		135,000	137,700
5.650%, 05/15/2013		170,000	178,819
6.350%, 05/15/2018		350,000	390,836
8.250%, 05/15/2014		130,000	147,363

			16,912,598
Materials - 2.80%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	246,250
AK Steel Corp.
7.625%, 05/15/2020		475,000	432,250
Allegheny Technologies, Inc.
5.950%, 01/15/2021		435,000	455,837
9.375%, 06/01/2019		165,000	206,349
ALROSA Finance SA
7.750%, 11/03/2020		200,000	199,000
7.750%, 11/03/2020 (S)		325,000	323,375
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	209,797
ArcelorMittal
3.750%, 08/05/2015		150,000	142,211
5.375%, 06/01/2013		655,000	668,574
9.375%, 06/03/2016	EUR	50,000	72,614
Ball Corp.
7.375%, 09/01/2019		$250,000	271,250
Barrick North America Finance LLC
5.700%, 05/30/2041		505,000	550,704
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	157,875
9.000%, 11/01/2017		200,000	215,000
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	323,375
BWAY Holding Company
10.000%, 06/15/2018		250,000	261,250
Carpenter Technology Corp.
5.200%, 07/15/2021		295,000	283,545
Cascades, Inc.
7.750%, 12/15/2017		225,000	218,813
7.875%, 01/15/2020		600,000	576,000
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021		190,000	194,464
5.125%, 07/09/2013		80,000	83,699
Cemex Finance Europe BV
4.750%, 03/05/2014	EUR	275,000	258,662
Cemex Finance LLC
9.500%, 12/14/2016 (S)		$905,000	726,263
Cemex SAB de CV
5.369%, 09/30/2015 (P) (S)		230,000	156,400
9.000%, 01/11/2018 (S)		100,000	72,500
CF Industries, Inc.
6.875%, 05/01/2018		475,000	545,656

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
CF Industries, Inc. (continued)
7.125%, 05/01/2020		$25,000	$29,438
China Shanshui Cement Group
8.500%, 05/25/2016		200,000	182,000
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016 (S)		250,000	227,500
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		95,238	96,107
Clearwater Paper Corp.
7.125%, 11/01/2018		150,000	155,250
10.625%, 06/15/2016		200,000	222,000
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021		455,000	443,169
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		315,000	314,756
7.500%, 01/15/2019 (S)		230,000	290,273
CRH America, Inc.
5.300%, 10/15/2013		140,000	145,195
CRH Finance BV
7.375%, 05/28/2014	EUR	100,000	146,901
Crown European Holdings SA
7.125%, 08/15/2018 (S)		200,000	268,740
7.125%, 08/15/2018		50,000	67,185
Domtar Corp.
9.500%, 08/01/2016		$50,000	59,625
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		275,000	272,250
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)		287,000	281,260
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		475,000	459,563
8.250%, 11/01/2019 (S)		500,000	490,625
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		280,000	297,850
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	319,500
9.500%, 06/15/2017		150,000	163,500
HeidelbergCement Finance BV
8.000%, 01/31/2017	EUR	175,000	235,147
Hexion US Finance Corp.
8.875%, 02/01/2018		$375,000	338,438
9.000%, 11/15/2020		175,000	137,375
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		555,000	569,953
Huntsman International LLC
8.625%, 03/15/2020 to 03/15/2021		800,000	812,000
International Paper Cointl Paper Co
4.750%, 02/15/2022		455,000	461,162
JMC Steel Group
8.250%, 03/15/2018 (S)		350,000	329,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	325,000	379,931
Koppers, Inc.
7.875%, 12/01/2019		$200,000	206,500
Linde Finance BV
6.500%, 01/29/2016	GBP	45,000	82,837
Lyondell Chemical Company
8.000%, 11/01/2017		$310,000	336,350
LyondellBasell Industries NV
6.000%, 11/15/2021 (S)		400,000	408,000
Mercer International, Inc.
9.500%, 12/01/2017		475,000	477,375
Metalloinvest Finance, Ltd.
6.500%, 07/21/2016 (S)		300,000	276,000

222

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		$300,000	$267,000
Momentive Performance Materials, Inc.
9.000%, 01/15/2021		175,000	124,688
11.500%, 12/01/2016		725,000	518,375
New World Resources BV
7.875%, 05/01/2018 (S)	EUR	275,000	339,956
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)		$215,000	210,262
Novelis, Inc.
8.750%, 12/15/2020		475,000	501,125
PolyOne Corp.
7.375%, 09/15/2020		200,000	205,000
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	150,000	178,300
Rhodia SA
6.875%, 09/15/2020 (S)		$200,000	223,500
Rio Tinto Finance USA, Ltd.
4.125%, 05/20/2021		655,000	680,751
8.950%, 05/01/2014		240,000	280,674
Ryerson Holding Corp.
Zero Coupon, 02/01/2015 (Z)		2,300,000	989,000
Ryerson, Inc.
12.000%, 11/01/2015		600,000	601,500
Sealed Air Corp.
8.125%, 09/15/2019 (S)		250,000	265,000
Severstal Columbus LLC
10.250%, 02/15/2018		375,000	386,250
Severstal OAO Via Steel Capital SA
6.700%, 10/25/2017 (S)		175,000	163,519
Smurfit Kappa Acquisitions Company
7.750%, 11/15/2019 (S)	EUR	54,000	73,285
Solutia, Inc.
7.875%, 03/15/2020		$325,000	346,125
8.750%, 11/01/2017		325,000	351,000
Southern Copper Corp.
7.500%, 07/27/2035		200,000	217,247
Steel Dynamics, Inc.
7.625%, 03/15/2020		230,000	235,750
7.750%, 04/15/2016		50,000	51,438
Teck Resources, Ltd.
9.750%, 05/15/2014		25,000	29,496
10.250%, 05/15/2016		80,000	93,500
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	248,250
The Dow Chemical Company
2.500%, 02/15/2016		495,000	496,050
8.550%, 05/15/2019		440,000	553,876
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		225,000	189,000
Vale Overseas, Ltd.
6.250%, 01/23/2017		160,000	176,813
Vedanta Resources PLC
8.250%, 06/07/2021 (S)		250,000	201,250
9.500%, 07/18/2018 (S)		425,000	378,250
Vulcan Materials Company
7.500%, 06/15/2021		425,000	419,688
West China Cement, Ltd.
7.500%, 01/25/2016		200,000	162,000
7.500%, 01/25/2016 (S)		200,000	162,000

			28,154,386

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 3.02%
America Movil SAB de CV
2.375%, 09/08/2016		$400,000	$390,442
3.625%, 03/30/2015		150,000	156,235
5.625%, 11/15/2017		110,000	124,550
8.460%, 12/18/2036	MXN	1,000,000	72,730
American Tower Corp.
4.500%, 01/15/2018		$95,000	95,601
4.625%, 04/01/2015		330,000	343,997
7.250%, 05/15/2019		530,000	604,055
American Tower Corpamerican
Tower Corp.
5.900%, 11/01/2021		275,000	291,246
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	135,896
AT&T, Inc.
5.550%, 08/15/2041		365,000	395,679
5.875%, 04/28/2017	GBP	50,000	89,231
Bell Canada
5.000%, 02/15/2017 (S)	CAD	30,000	31,980
Brasil Telecom SA
9.750%, 09/15/2016 (S)	BRL	300,000	162,579
British Telecommunications PLC
6.500%, 07/07/2015	EUR	50,000	74,997
8.625%, 03/26/2020	GBP	40,000	79,160
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		$380,000	409,450
CenturyLink, Inc.
5.150%, 06/15/2017		155,000	150,176
7.875%, 08/15/2012		50,000	51,762
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	441,000
Clearwire Communications LLC
12.000%, 12/01/2017 (S)		400,000	232,000
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020		800,000	670,500
10.000%, 07/15/2015		325,000	323,781
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	347,884
6.113%, 01/15/2020 (S)		240,000	266,612
Deutsche Telekom
International Finance BV
6.000%, 01/20/2017	EUR	30,000	45,407
7.125%, 09/26/2012	GBP	30,000	48,999
Digicel Group, Ltd.
10.500%, 04/15/2018 (S)		$900,000	895,500
Digicel, Ltd.
8.250%, 09/01/2017 (S)		375,000	369,375
Eutelsat SA
4.125%, 03/27/2017	EUR	100,000	134,226
France Telecom SA
2.750%, 09/14/2016		$55,000	53,992
8.000%, 12/20/2017	GBP	15,000	28,834
GCI, Inc.
6.750%, 06/01/2021		$275,000	263,313
Goodman Networks, Inc.
12.125%, 07/01/2018 (S)		300,000	286,500
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		275,000	276,919
7.628%, 06/15/2016 (S)		375,000	364,749
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (S)		175,000	170,625
7.250%, 10/15/2020		450,000	428,625
8.500%, 11/01/2019		225,000	229,500
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,650,000	1,518,000

223

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017		$150,000	$137,625
11.500%, 02/04/2017 (S)		750,000	688,125
Level 3 Communications, Inc.
11.875%, 02/01/2019		350,000	362,250
Level 3 Escrow, Inc.
8.125%, 07/01/2019 (S)		225,000	212,625
Level 3 Financing, Inc.
8.750%, 02/15/2017		200,000	199,000
9.375%, 04/01/2019		425,000	429,250
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		775,000	747,875
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)	EUR	100,000	114,886
Nextel Communications, Inc.
7.375%, 08/01/2015		$1,025,000	902,000
Nielsen Finance LLC
11.625%, 02/01/2014		163,000	185,820
NII Capital Corp.
7.625%, 04/01/2021		525,000	532,875
8.875%, 12/15/2019		224,000	237,440
10.000%, 08/15/2016		356,000	404,060
OTE PLC
4.625%, 05/20/2016	EUR	450,000	342,349
PAETEC Holding Corp.
8.875%, 06/30/2017		$325,000	351,000
9.875%, 12/01/2018		175,000	189,438
Qwest Communications International, Inc.
7.500%, 02/15/2014		450,000	452,813
Qwest Corp.
7.500%, 10/01/2014		175,000	191,625
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	26,640
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	243,125
Satmex Escrow SA de CV
9.500%, 05/15/2017		575,000	580,750
SBA Telecommunications, Inc.
8.000%, 08/15/2016		25,000	26,750
8.250%, 08/15/2019		150,000	161,438
SBA Tower Trust
4.254%, 04/15/2015 (S)		280,000	295,512
Sprint Nextel Corp.
8.375%, 08/15/2017		125,000	107,188
9.000%, 11/15/2018 (S)		1,075,000	1,083,063
11.500%, 11/15/2021 (S)		325,000	306,313
Sunrise Communications International SA
7.000%, 12/31/2017 (S)	EUR	100,000	137,057
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$625,000	640,625
Telecom Italia Capital SA
5.250%, 11/15/2013		1,035,000	996,084
6.175%, 06/18/2014		270,000	258,901
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	50,946
8.250%, 03/21/2016		50,000	67,469
Telefonica Emisiones SAU
2.582%, 04/26/2013		$200,000	193,940
3.661%, 09/18/2017	EUR	100,000	117,955
3.992%, 02/16/2016		$415,000	388,605
5.375%, 02/02/2018	GBP	50,000	75,182
5.855%, 02/04/2013		$170,000	172,075
5.877%, 07/15/2019		275,000	259,620
6.221%, 07/03/2017		265,000	261,982

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	46,000	$66,321
Telemar Norte Leste SA
5.125%, 12/15/2017		100,000	130,843
Telesat Canada
11.000%, 11/01/2015		$500,000	$533,750
12.500%, 11/01/2017		350,000	387,625
TELUS Corp.
4.950%, 03/15/2017	CAD	25,000	26,550
Thomson Reuters Corp.
5.200%, 12/01/2014		40,000	42,644
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	145,582
Trilogy International Partners LLC
10.250%, 08/15/2016 (S)		$375,000	348,750
UPC Holding BV
9.875%, 04/15/2018 (S)		350,000	360,500
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		450,000	438,750
UPCB Finance, Ltd.
7.625%, 01/15/2020 (S)	EUR	275,000	359,356
Verizon Virginia, Inc.
4.625%, 03/15/2013		$505,000	524,509
Virgin Media Finance PLC
9.500%, 08/15/2016		300,000	328,500
Vivendi SA
4.875%, 12/02/2019	EUR	50,000	65,571
Vodafone Group PLC
8.125%, 11/26/2018	GBP	50,000	99,611
West Corp.
7.875%, 01/15/2019		$300,000	300,000
8.625%, 10/01/2018		650,000	648,375
Wind Acquisition Finance SA
11.750%, 07/15/2017	EUR	100,000	107,496
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		$201,091	154,840
Windstream Corp.
7.875%, 11/01/2017		950,000	992,750
8.625%, 08/01/2016		132,000	137,280

			30,387,986
Utilities - 2.82%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		825,000	852,844
AES Andres Dominicana Ltd.
9.500%, 11/12/2020		200,000	199,500
AGL Capital Corp.
5.250%, 08/15/2019		300,000	330,241
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	373,379
8.250%, 04/15/2012 (S)		95,000	97,277
Appalachian Power Company
5.650%, 08/15/2012		170,000	175,384
6.375%, 04/01/2036		115,000	139,073
Black Hills Corp.
6.500%, 05/15/2013		145,000	153,691
9.000%, 05/15/2014		115,000	131,447
Calpine Corp.
7.500%, 02/15/2021 (S)		675,000	688,500
7.875%, 07/31/2020 (S)		475,000	492,813
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)		960,000	991,680
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (S)		200,000	195,917

224

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	85,206
7.125%, 12/09/2013	EUR	50,000	74,437
CEZ AS
5.000%, 10/19/2021		50,000	68,472
5.750%, 05/26/2015		50,000	73,712
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$200,000	204,500
CMS Energy Corp.
4.250%, 09/30/2015		110,000	109,550
6.250%, 02/01/2020		105,000	108,163
Commonwealth Edison Company
1.950%, 09/01/2016		80,000	79,403
Constellation Energy Group, Inc.
5.150%, 12/01/2020		280,000	294,813
Consumers Energy Company
6.000%, 02/15/2014		160,000	175,132
Dominion Resources, Inc.
1.950%, 08/15/2016		130,000	129,906
DPL, Inc.
6.500%, 10/15/2016 (S)		450,000	466,875
7.250%, 10/15/2021 (S)		975,000	1,026,188
DTE Energy Company
1.227%, 06/03/2013 (P)		185,000	184,780
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		100,000	99,050
Duke Energy Corp.
2.150%, 11/15/2016		290,000	288,703
E.CL SA
5.625%, 01/15/2021 (S)		100,000	103,561
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	120,552
5.750%, 05/07/2020		60,000	93,552
6.000%, 10/30/2019	GBP	50,000	90,444
Eastern Power Networks PLC
5.750%, 03/08/2024		20,000	34,584
EDF SA
4.600%, 01/27/2020 (S)		$300,000	308,122
6.250%, 01/25/2021	EUR	50,000	77,330
6.875%, 12/12/2022	GBP	50,000	92,841
EDP Finance BV
4.750%, 09/26/2016	EUR	60,000	65,023
5.375%, 11/02/2012 (S)		$555,000	546,235
Empresa de Energia de Bogota SA
6.125%, 11/10/2021 (S)		400,000	408,000
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	245,567
5.125%, 10/07/2019 (S)		480,000	433,886
Enel SpA
5.250%, 01/14/2015	EUR	105,000	141,135
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	204,618
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	198,804
Eskom Holdings, Ltd.
5.750%, 01/26/2021		200,000	204,250
5.750%, 01/26/2021 (S)		768,000	784,320
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	397,922
Ferrellgas LP
6.500%, 05/01/2021		925,000	793,188
FirstEnergy Corp.
7.375%, 11/15/2031		55,000	64,486

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		$320,000	$342,085
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	79,081
Foresight Energy LLC
9.625%, 08/15/2017 (S)		625,000	621,875
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	100,000	122,532
5.250%, 07/09/2014		100,000	136,361
GDF Suez
5.625%, 01/18/2016		75,000	111,000
GenOn Energy, Inc.
7.875%, 06/15/2017		$75,000	72,375
9.500%, 10/15/2018		1,000,000	1,010,000
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	162,233
Hydro One, Inc.
5.180%, 10/18/2017	CAD	45,000	50,245
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$305,000	304,542
Ipalco Enterprises, Inc.
5.000%, 05/01/2018 (S)		85,000	80,729
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	291,428
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		495,000	490,782
LG&E and KU Energy LLC
2.125%, 11/15/2015		350,000	342,952
Listrindo Capital BV
9.250%, 01/29/2015		100,000	105,407
Majapahit Holding BV
7.750%, 01/20/2020		550,000	629,750
8.000%, 08/07/2019 (S)		100,000	115,000
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	354,568
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	50,500
National Grid Gas PLC
6.000%, 06/07/2017	GBP	10,000	18,029
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	90,706
6.500%, 04/22/2014		50,000	74,011
National Power Corp.
6.875%, 11/02/2016		$100,000	113,361
9.625%, 05/15/2028		135,000	183,600
Nevada Power Company
6.650%, 04/01/2036		310,000	405,534
6.750%, 07/01/2037		245,000	326,276
NiSource Finance Corp.
5.400%, 07/15/2014		105,000	113,768
5.950%, 06/15/2041		215,000	218,192
6.150%, 03/01/2013		95,000	99,968
6.250%, 12/15/2040		185,000	195,460
10.750%, 03/15/2016		185,000	237,193
Northeast Utilities
5.650%, 06/01/2013		370,000	392,480
Northern States Power Company
5.350%, 11/01/2039		60,000	73,623
NRG Energy, Inc.
7.625%, 01/15/2018		225,000	221,625
NV Energy, Inc.
6.250%, 11/15/2020		85,000	87,125
Ohio Power Company
5.750%, 09/01/2013		95,000	101,888

225

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041 (S)		$275,000	$268,698
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	276,862
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	17,674
PNM Resources, Inc.
9.250%, 05/15/2015		287,000	317,853
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		425,000	432,466
PSEG Power LLC
2.750%, 09/15/2016		85,000	84,938
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	225,694
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	223,591
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	50,054
6.625%, 01/31/2019	EUR	50,000	79,827
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	38,511
Sempra Energy
1.107%, 03/15/2014 (P)		$285,000	284,142
6.000%, 10/15/2039		160,000	192,312
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	95,810
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	202,802
Southern Company
1.950%, 09/01/2016		115,000	115,695
Tampa Electric Company
6.150%, 05/15/2037		100,000	126,754
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	357,589
6.572%, 11/01/2017		37,000	43,848
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)		725,000	601,750
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		500,000	185,000
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015		275,000	100,375
The AES Corp.
7.375%, 07/01/2021 (S)		500,000	521,250
9.750%, 04/15/2016		500,000	565,000
Veolia Environnement
5.250%, 06/03/2013		310,000	322,624
5.875%, 02/01/2012	EUR	30,000	40,590
Virginia Electric and Power Company
5.100%, 11/30/2012		$210,000	218,835
Westar Energy, Inc.
5.100%, 07/15/2020		185,000	206,399

			28,322,283

TOTAL CORPORATE BONDS (Cost $393,243,302)			$392,443,744

CAPITAL PREFERRED SECURITIES - 0.24%
Consumer Staples - 0.04%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	425,250
Financials - 0.20%
BAC Capital Trust VI 5.625%, 03/08/2035		445,000	359,993

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	$450,000	$448,875
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	115,000	115,000
JPMorgan Chase Capital XXII
6.450%, 02/02/2037	245,000	242,361
PNC Financial Services Group, Inc.
6.750%, 08/01/2021 (Q)	510,000	495,195
The Goldman Sachs Capital I
6.345%, 02/15/2034	324,000	276,595
USB
Capital XIII Trust 6.625%, 12/15/2039	75,000	74,291

		2,012,310

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,437,813)		$2,437,560

MUNICIPAL BONDS - 0.62%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	200,000	252,846
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038	165,000	198,330
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	245,000	283,551
City of Chicago (Illinois)
6.395%, 01/01/2040	150,000	178,568
City of Houston (Texas)
5.000%, 03/01/2019	95,000	114,569
City of New York (New York)
5.846%, 06/01/2040	95,000	105,557
Commonwealth of Massachusetts,
Series B
5.250%, 08/01/2020	240,000	297,588
Commonwealth of Massachusetts,
Series D
4.500%, 08/01/2031	190,000	202,306
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	252,142
5.000%, 07/01/2021	370,000	452,643
5.000%, 11/15/2021	330,000	405,035
District of Columbia
5.250%, 12/01/2034	200,000	218,264
5.591%, 12/01/2034	40,000	47,627
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	60,000	72,726
Florida Hurricane Catastrophe Fund
Finance Corp.
1.027%, 10/15/2012 (P)	440,000	438,984
Guam Power Authority
7.500%, 10/01/2015	110,000	113,744
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	128,123
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	226,052
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	154,341
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	76,234

226

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	$80,000	$82,026
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	118,702
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	207,244
Salt River Project Agricultural
Improvement & Power District
(Arizona)
4.839%, 01/01/2041	155,000	168,514
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	124,524
State of Oregon
5.892%, 06/01/2027	60,000	68,729
State of Washington, Series B
5.000%, 07/01/2022	75,000	90,149
5.000%, 07/01/2023	60,000	71,057
State of Washington, Series C
5.000%, 06/01/2022	50,000	60,061
5.000%, 06/01/2023	50,000	59,173
Texas Transportation Commission
5.178%, 04/01/2030	240,000	278,866
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047	67,500	47,995
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	205,423
Utah Transit Authority
5.937%, 06/15/2039	135,000	165,896
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	39,502
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	241,090

TOTAL MUNICIPAL BONDS (Cost $5,755,363)		$6,248,181

TERM LOANS (M) - 1.35%
Consumer Discretionary - 0.29%
Academy, Ltd.
6.000%, 08/03/2018	200,000	196,500
Caesars Entertainment Operating
Company, Inc.
9.500%, 10/31/2016	798,731	785,419
Charter Communications Operating LLC
3.620%, 09/06/2016	148,864	146,355
7.250%, 03/06/2014	12,396	12,381
Federal-Mogul Corp.
2.188%, 12/29/2014	163,000	150,470
2.188%, 12/28/2015	83,163	76,770
MGM Resorts International
7.000%, 02/21/2014	500,000	485,209
Six Flags Theme Parks, Inc.
5.368%, 06/30/2016	341,883	340,886
The ServiceMaster Company
2.760%, 07/24/2014	22,292	21,066
2.767%, 07/24/2014	223,852	211,540
TWCC Holding Corp.
4.250%, 02/13/2017	239,399	237,952

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Univision Communications, Inc.
4.510%, 03/31/2017	$297,363	$266,047

		2,930,595
Consumer Staples - 0.06%
Del Monte Corp.
4.500%, 03/08/2018	214,463	203,203
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	213,925	209,807
Pinnacle Foods Finance LLC
2.777%, 04/02/2014	241,036	236,366

		649,376
Financials - 0.36%
Asurion Corp.
9.000%, 05/24/2019	750,000	722,344
Bauble Holdings Corp.
3.027%, 05/29/2014	475,000	408,161
HUB International Holdings, Inc.
2.869%, 06/13/2014	44,271	42,057
2.869%, 06/13/2014	196,943	187,096
New Customer Service Companies, Inc.
9.500%, 03/22/2017	475,000	460,750
Nuveen Investments, Inc.
3.392%, 11/13/2014	328,945	311,059
5.898%, 05/12/2017	321,454	304,779
12.500%, 07/31/2015	500,000	516,125
Ocwen Financial Corp.
7.000%, 09/01/2016	414,375	411,267
Springleaf Finance Funding Company
5.500%, 05/10/2017	325,000	283,021

		3,646,659
Health Care - 0.19%
Bausch & Lomb, Inc.
3.510%, 04/24/2015	47,200	46,209
3.595%, 04/24/2015	193,662	189,708
Biomet, Inc.
3.322%, 03/25/2015	198,450	191,405
HCA, Inc.
3.619%, 05/01/2018	579,981	548,687
Kinetic Concepts, Inc.
7.000%, 05/04/2018	525,000	527,215
Universal Health Services, Inc.
4.000%, 11/15/2016	148,780	147,032
Warner Chilcott Company LLC
4.250%, 03/15/2018	113,714	112,110
4.250%, 03/15/2018	56,857	56,055
4.250%, 03/15/2018	78,179	77,076

		1,895,497
Industrials - 0.17%
AWAS Aviation Holdings LLC
5.250%, 06/10/2016	513,830	509,976
Farm Group Holdings, Inc.
6.500%, 07/28/2017	200,000	200,250
10.500%, 01/29/2018	200,000	192,000
International Lease Finance Corp.
6.750%, 03/17/2015	250,000	250,625
KAR Auction Services, Inc.
5.000%, 05/19/2017	279,244	274,357
Tomkins LLC
4.250%, 09/21/2016	256,067	253,347

		1,680,555

227

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology - 0.15%
Fidelity National Information
Services, Inc.
5.250%, 07/18/2016	$296,250	$296,250
First Data Corp.
3.007%, 09/24/2014	333,484	294,299
3.007%, 09/24/2014	986,701	871,380

		1,461,929
Materials - 0.09%
Anchor Glass Container Corp.
6.000%, 03/02/2016	195,871	194,892
Global Brass and Copper, Inc.
10.251%, 08/18/2015	346,333	348,065
Sealed Air Corp.
4.750%, 10/03/2018	148,625	149,740
Walter Energy, Inc.
4.000%, 04/02/2018	204,736	200,769

		893,466
Telecommunication Services - 0.02%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	248,750	246,014
Utilities - 0.02%
NRG Energy, Inc.
4.000%, 07/02/2018	149,625	148,343

TOTAL TERM LOANS (Cost $13,630,266)		$13,552,434

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.14%
Commercial & Residential - 1.76%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.497%, 11/25/2035 (P)	14,617	12,707
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	372,162
Banc of America Funding Corp.
Series 2005-A 5A1,
0.555%, 02/20/2035 (P)	9,575	7,442
Series BAFC 2005-B 2A1,
2.881%, 04/20/2035 (P)	249,713	170,329
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	30,207	30,214
Series 2005-3, Class A2,
4.501%, 07/10/2043	160,952	160,882
Series 2007-1, Class AAB,
5.422%, 01/15/2049	300,000	318,341
Banc of America Mortgage Securities
Series 2004-I, Class 3A2,
2.755%, 10/25/2034 (P)	25,695	23,579
Series 2004-H, Class 2A2,
2.758%, 09/25/2034 (P)	101,323	85,555
Series 2005-J, Class 2A1,
2.758%, 11/25/2035 (P)	250,470	192,417
Series 2004-A, Class 2A2,
2.846%, 02/25/2034 (P)	72,692	59,358
Series 2004-D, Class 2A2,
2.881%, 05/25/2034 (P)	42,505	36,765
Series 2005-J, Class 3A1,
5.238%, 11/25/2035 (P)	191,899	166,363
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	288,730	300,640

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	$312,998	$317,869
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,268,666
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	155,000	168,977
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	524,409
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	689,663
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2004-T14,
Class A4 5.200%, 01/12/2041 (P)	65,000	69,034
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	63,439	63,856
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.537%, 04/15/2040 (P)	115,000	123,264
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	47,263
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	250,000	262,419
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.206%, 12/10/2049 (P)	1,225,000	1,252,932
Commercial Mortgage Pass
Through Certificates
Series 2004-LB3A, Class A5,
5.527%, 07/10/2037 (P)	490,000	531,675
Series 2007-C9, Class A4,
6.008%, 12/10/2049 (P)	580,000	633,957
Credit Suisse Mortgage Capital
Certificates, Series 2006-C5, Class A3
5.311%, 12/15/2039	660,000	695,033
DB-UBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%, 08/10/2044	360,000	377,501
Fosse Master Issuer PLC, Series 2011-1A,
Class A2 1.805%, 10/18/2054 (P) (S)	720,000	716,780
GMAC Commercial
Mortgage Securities, Inc.
Series 2003-C1, Class A2,
4.079%, 05/10/2036	185,000	189,526
Series 2001-C2, Class A2,
6.700%, 04/15/2034	3,781	3,787
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	46,589	46,567
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	251,908
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	90,258	92,693
Holmes Master Issuer PLC,
Series 2011-3A, Class A2
1.948%, 10/21/2054 (P) (S)	250,000	249,363

228

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	$91,764	$91,441
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	108,419	108,778
Series 2004-C1, Class A3,
4.719%, 01/15/2038	125,000	131,500
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	382,958	398,554
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	925,000	960,489
Series 2007-C1, Class A4,
5.716%, 02/15/2051	920,000	984,618
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	477,183
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	143,653
Series 2003-C8, Class A3,
4.830%, 11/15/2027	245,183	248,628
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	333,290
Series 2007-C2, Class A3,
5.430%, 02/15/2040	175,000	183,693
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.023%, 06/12/2050 (P)	815,000	880,378
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	394,338	405,915
Series 2005-T17, Class A5,
4.780%, 12/13/2041	70,000	74,875
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	445,000	474,158
Series 2007-T27, Class A1,
5.606%, 06/11/2042	134,504	135,366
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	42,296	42,004
Silverstone Master Issuer PLC,
Series 2011-1A, Class 1A
1.960%, 01/21/2055 (P) (S)	750,000	748,359
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.602%, 03/15/2025 (P)	6,038	6,959
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1 4.888%, 09/25/2035 (P)	49,708	43,114
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR2,
Class 2A2 2.725%, 03/25/2035 (P)	191,707	161,107
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 3A1,
4.785%, 03/25/2035 (P)	95,706	86,215
Series 2003-O, Class 5A1,
4.852%, 01/25/2034 (P)	130,283	121,377

		17,755,550
U.S. Government Agency - 0.38%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
Zero Coupon 08/01/2028 (Z)	4,187	3,715
Series 3153, Class UG,
0.698%, 05/15/2036 (P)	57,270	57,476

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3913, CLass FA,
0.748%, 08/15/2041 (P)	$426,881	$428,141
Series 2568, Class KA,
4.250%, 12/15/2021	19,800	19,867
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	9,487	459
Series 2003-41, Class YV,
5.500%, 04/25/2014	104,392	109,285
Series 2005-R003, Class VA,
5.500%, 08/15/2016	291,813	307,926
Series R005, Class AB,
5.500%, 12/15/2018	90,918	92,726
Series R006, Class AK,
5.750%, 12/15/2018	85,987	87,610
Series 2006-R007, Class VA,
6.000%, 09/15/2016	107,976	110,676
Series R013, Class AB,
6.000%, 12/15/2021	23,916	24,384
Federal National Mortgage Association
Series 405, Class 2 IO,
4.000%, 10/25/2040	680,622	98,959
Series 404, Class 2 IO,
4.500%, 05/25/2040	1,638,052	246,260
Series 2005-46, Class CN,
5.000%, 01/25/2020	44,204	44,822
Series 2002-84, Class VA,
5.500%, 11/25/2013	65,577	67,979
Series 2006-3136, Class PB,
6.000%, 01/15/2030	177,645	178,547
Series 319, Class 2 IO,
6.500%, 02/01/2032	15,084	2,770
Government National
Mortgage Association
Series 2004-43, Class A,
2.822%, 12/16/2019	53,677	53,703
Series 2009-75, Class G,
4.500%, 07/20/2030	66,997	70,293
Series 2009-28, Class EC,
4.500%, 12/16/2035	137,062	145,379
Series 2010-84, Class NI, IO,
4.500%, 12/20/2036	1,878,595	217,899
Series 2010-42, Class PI, IO,
4.500%, 09/20/2037	4,467,003	612,486
Series 2010-92, Class PI,
4.500%, 11/20/2037	598,688	84,555
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,958,042	423,474
Series 2010-158, Class AI, IO,
4.500%, 10/16/2039	666,250	103,231
Series 2011-88, Class EI,
4.500%, 11/20/2039	135,135	21,308
Series 2011-41 Class AI,
4.500%, 12/20/2039	766,397	123,705
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	62,759
Series 1998-6, Class EA PO,
5.785%, 03/16/2028	18,502	17,310

		3,817,704

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $21,233,171)		$21,573,254

229

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 1.40%
Ally Auto Receivables Trust
Series 2010-4, Class A4,
1.350%, 12/15/2015	$445,000	$447,351
Series 2011-2, Class A4,
1.980%, 04/15/2016	215,000	220,018
Ally Master Owner Trust
Series 2011-3, Class A2,
1.810%, 05/15/2016	355,000	357,022
Series 2011-1, Class A2,
2.150%, 01/15/2016	330,000	334,014
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.419%, 04/17/2017 (P)	215,000	214,991
Series 2010-1, Class B,
0.849%, 11/16/2015 (P)	390,000	389,990
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	215,000	214,379
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	430,039
Series 2011-2, Class B,
2.330%, 03/08/2016	355,000	357,250
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	74,507
AmeriCredit
Automobile Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	140,101
Series 2006-RM, Class A3,
5.530%, 01/06/2014	235,799	235,978
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	297,786
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	25,610	23,891
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	195,000	194,779
CarMax Auto Owner Trust
Series 2011-2, Class A3,
0.910%, 12/15/2015	255,000	254,440
Series 2011-1, Class A3,
1.290%, 09/15/2015	280,000	281,820
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	206,610
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2 4.970%, 08/01/2014	42,103	42,587
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.997%, 10/25/2032 (P)	7,069	5,821
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	78,630	78,035
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	13,676
CNH Equipment Trust
Series 2010-B, Class A3,
1.030%, 11/17/2014	48,070	48,059
Series 2010-A, Class A4,
2.490%, 01/15/2016	125,000	127,635
Series 2009-C, Class A4,
3.000%, 08/17/2015	625,000	636,198

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2009-B, Class A4,
5.170%, 10/15/2014	$85,951	$88,040
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.862%, 01/25/2034 (P)	156,562	98,557
Discover Card Master Trust,
Series 2011-A1, Class A1
0.599%, 08/15/2016 (P)	345,000	346,302
Ford Credit Auto Lease Trust,
Series 2011-A, Class A4
1.340%, 09/15/2014	130,000	130,458
Ford Credit Auto Owner Trust
Series 2011-A, Class A3,
0.970%, 01/15/2015	205,000	205,622
Series 2009-E, Class A3,
1.510%, 01/15/2014	64,000	64,261
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	190,542
Series 2011-1, Class A1,
2.120%, 02/15/2016	840,000	852,409
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	225,000	242,410
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	485,000	516,200
GE Capital Credit Card Master
Note Trust, Series 2011-2, Class A
0.729%, 05/15/2019 (P)	190,000	191,090
GE Equipment Midticket LLC
Series 2010-1, Class A3,
0.940%, 07/14/2014 (S)	185,000	184,958
Series 2009-1, Class A3,
2.340%, 06/17/2013	38,270	38,356
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	194,186
Huntington Auto Trust
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	155,000	154,205
Series 2011-1A C,
2.530%, 03/15/2017 (S)	175,000	174,149
John Deere Owner Trust
Series 2010-A, Class A3,
1.320%, 05/15/2014	69,259	69,493
Series 2009-B, Class A3,
1.570%, 10/15/2013	47,772	47,859
John Deere Owner Trust, Series 2009-A,
Class A3 2.590%, 10/15/2013	6,850	6,863
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.317%, 11/25/2036 (P)	5,049	5,039
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	60,031	61,033
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	190,284	194,869
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	9,065	9,273
Mercedes-Benz Auto Lease Trust,
Series 2011-B, Class A4
1.240%, 07/17/2017 (S)	180,000	179,719
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	437,334

230

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
1.007%, 09/25/2035 (P)	$112,846	$103,866
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	65,660	65,892
Navistar Financial Corp Owner Trust,
Series 2010-B, Class A3
1.080%, 03/18/2014 (S)	315,000	314,798
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	240,000	239,279
Series 2011-A, Class A3,
1.040%, 08/15/2014	435,000	435,640
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	470,000
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	175,518
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	174,927
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	221,865	232,189
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	16,145	15,449
SLM Student Loan Trust, Series 2008-4,
Class A2 1.468%, 07/25/2016 (P)	267,535	270,067
Smart Trust
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	260,000	260,226
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	385,000	386,777
Toyota Auto Receivables Owner Trust,
Series 2010-B, ClassA4
1.470%, 01/17/2017	65,000	65,628
World Financial Network Credit
Card Master Trust
Series 2009-B, Class A,
3.790%, 05/15/2016	85,000	86,422
Series 2009-D, Class A,
4.660%, 05/15/2017	430,000	452,323

TOTAL ASSET BACKED SECURITIES (Cost $14,001,262)		$14,059,205

COMMON STOCKS - 14.00%
Consumer Discretionary - 1.82%
Ameristar Casinos, Inc.	9,625	$168,438
Cablevision Systems Corp., Class A (L)	38,300	574,500
Comcast Corp., Class A	37,500	850,125
Dollar General Corp. (I)	6,300	255,591
General Motors Company (I)	17,300	368,317
Genuine Parts Company (L)	13,600	795,600
H&R Block, Inc. (L)	20,200	317,746
Harley-Davidson, Inc.	18,600	683,922
Home Depot, Inc. (L)	51,600	2,023,752
Kohl’s Corp.	16,300	876,940
Lakes Gaming, Inc. (I)	22,900	49,693
Macy’s, Inc.	25,800	834,114
Marriott International, Inc., Class A (L)	19,799	606,245
Mattel, Inc.	49,000	1,411,690
Staples, Inc.	67,700	975,557
The Madison Square
Garden, Inc., Class A (I)	14,425	420,056

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
The McGraw-Hill Companies, Inc.	31,400	$1,340,780
The New York Times
Company, Class A (I) (L)	47,000	342,160
The Walt Disney Company	47,900	1,717,215
Tiffany & Company (L)	1,600	107,264
Time Warner, Inc.	59,333	2,065,975
Whirlpool Corp. (L)	23,800	1,167,628
WPP PLC	36,751	385,257

		18,338,565
Consumer Staples - 1.18%
Archer-Daniels-Midland Company	40,100	1,207,812
Avon Products, Inc.	60,400	1,026,800
Beam, Inc.	29,800	1,565,096
Campbell Soup Company (L)	27,300	889,980
Clorox Company	22,500	1,461,600
ConAgra Foods, Inc.	37,700	952,302
Kimberly-Clark Corp.	24,600	1,758,162
McCormick & Company, Inc., Non
Voting Shares	12,900	628,230
Molson Coors Brewing Company, Class B	13,700	556,083
PepsiCo, Inc.	20,800	1,331,200
The Hershey Company	7,900	455,672

		11,832,937
Energy - 1.97%
Anadarko Petroleum Corp.	24,625	2,001,274
BP PLC, ADR	24,400	1,062,620
Chevron Corp.	40,700	4,184,774
ConocoPhillips	11,600	827,312
Diamond Offshore Drilling, Inc. (L)	19,100	1,148,865
Exxon Mobil Corp.	42,100	3,386,524
Murphy Oil Corp.	32,000	1,789,440
Petroleo Brasileiro SA, ADR	15,100	407,549
Royal Dutch Shell PLC, ADR	40,400	2,828,000
Schlumberger, Ltd.	19,600	1,476,468
Spectra Energy Corp. (L)	25,500	750,210

		19,863,036
Financials - 2.59%
American Express Company	58,900	2,829,556
Bank of America Corp.	102,209	556,017
Capital One Financial Corp.	19,600	875,336
Chubb Corp.	10,200	687,888
CIT Group, Inc. (I)	7,400	250,564
Jefferies Group, Inc. (I)	110,000	93,225
JPMorgan Chase & Company	101,600	3,146,552
Legg Mason, Inc. (L)	39,400	1,045,282
Lincoln National Corp.	34,600	698,228
Loews Corp.	9,100	349,713
Marsh & McLennan Companies, Inc.	52,900	1,597,051
Morgan Stanley	26,300	388,977
Northern Trust Corp.	31,600	1,189,108
NYSE Euronext	26,800	765,408
PNC Financial Services Group, Inc.	22,900	1,241,409
Regions Financial Corp.	80,600	331,266
SLM Corp.	70,700	910,616
Sun Life Financial, Inc.	27,500	494,175
SunTrust Banks, Inc.	50,400	913,752
The Allstate Corp.	54,300	1,454,697
The Bank of New York Mellon Corp.	40,600	790,076
TLF Fund Term Asset Backed
Management Fees Company	153,095	370,491
U.S. Bancorp	85,000	2,203,200
Wells Fargo & Company	90,700	2,345,502

231

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials (continued)
Weyerhaeuser Company	30,389	$510,231

		26,038,320
Health Care - 0.94%
Amgen, Inc.	19,800	1,146,618
Bristol-Myers Squibb Company	40,700	1,331,704
Johnson & Johnson	32,200	2,083,984
Merck & Company, Inc.	46,000	1,644,500
Pfizer, Inc.	85,306	1,712,091
Quest Diagnostics, Inc.	15,500	909,230
Thermo Fisher Scientific, Inc. (I)	13,900	656,775

		9,484,902
Industrials - 1.82%
3M Company	25,400	2,058,416
Avery Dennison Corp.	18,700	490,127
Canadian Pacific Railway Ltd. (L)	5,100	306,918
Cooper Industries PLC	24,600	1,366,038
Emerson Electric Company (L)	22,500	1,175,625
Exelis, Inc.	18,000	160,920
Fortune Brands Home & Security, Inc. (I)	26,900	448,692
General Electric Company	215,400	3,427,014
Honeywell International, Inc.	30,700	1,662,405
Illinois Tool Works, Inc.	34,600	1,572,224
Ingersoll-Rand PLC	22,200	735,264
ITT Corp.	9,000	181,530
Lockheed Martin Corp. (L)	10,200	797,130
Masco Corp.	50,100	479,958
The Boeing Company	18,600	1,277,634
United Parcel Service, Inc., Class B	21,100	1,513,925
USG Corp. (I) (L)	22,500	220,275
Xylem, Inc. (L)	18,000	430,200

		18,304,295
Information Technology - 1.05%
Analog Devices, Inc.	28,700	1,000,482
Applied Materials, Inc.	78,800	849,464
Cisco Systems, Inc.	67,800	1,263,792
Computer Sciences Corp.	41,100	1,004,073
Corning, Inc.	59,800	793,546
First Solar, Inc. (I) (L)	3,300	157,938
Harris Corp. (L)	36,700	1,306,520
Hewlett-Packard Company	50,500	1,411,475
Microsoft Corp.	74,200	1,898,036
Texas Instruments, Inc.	17,300	520,730
Yahoo!, Inc. (I)	20,100	315,771

		10,521,827
Materials - 0.85%
E.I. du Pont de Nemours & Company	16,500	787,380
International Flavors & Fragrances, Inc.	14,100	765,066
International Paper Company	60,300	1,712,520
LyondellBasell Industries NV, Class A	8,175	267,077
MeadWestvaco Corp.	26,200	782,070
Monsanto Company	22,000	1,615,900
Nucor Corp.	38,900	1,533,827
Vulcan Materials Company (L)	32,400	1,051,056

		8,514,896
Telecommunication Services - 0.64%
American Tower Corp., Class A	1,975	116,525
AT&T, Inc.	90,735	2,629,500
CenturyLink, Inc.	27,675	1,038,366
Crown Castle International Corp. (I)	2,500	105,800
Telefonica SA	32,097	605,543
Verizon Communications, Inc.	34,800	1,313,004

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services (continued)
Vodafone Group PLC	213,769	$579,936

		6,388,674
Utilities - 1.14%
Constellation Energy Group, Inc.	8,700	349,392
Duke Energy Corp. (L)	44,000	917,400
Entergy Corp.	25,400	1,787,144
Exelon Corp. (L)	40,300	1,785,693
FirstEnergy Corp.	15,700	698,179
NiSource, Inc. (L)	69,500	1,592,245
Pinnacle West Capital Corp.	17,000	805,970
PPL Corp.	21,200	636,424
Progress Energy, Inc.	22,100	1,201,798
TECO Energy, Inc. (L)	16,100	302,358
The AES Corp. (I)	29,850	360,588
Xcel Energy, Inc.	40,700	1,070,003

		11,507,194

TOTAL COMMON STOCKS (Cost $133,688,909)		$140,794,646

PREFERRED SECURITIES - 0.36%
Consumer Discretionary - 0.10%
General Motors Company,
Series B, 4.750%	$23,550	$803,997
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	215,600

		1,019,597
Financials - 0.15%
Ally Financial, Inc., 7.000% (S)	750	525,422
Ally Financial, Inc., 8.500%	28,050	488,070
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	26,875	510,625

		1,524,117
Telecommunication Services - 0.11%
Lucent Technologies
Capital Trust I, 7.750%	1,675	1,046,875

TOTAL PREFERRED SECURITIES (Cost $4,423,351)		$3,590,589

SECURITIES LENDING COLLATERAL - 1.41%
John Hancock Collateral
Investment Trust, 0.3328% (W) (Y)	1,412,285	14,132,873

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,130,717)		$14,132,873

SHORT-TERM INVESTMENTS - 4.12%
Repurchase Agreement - 0.20%
Repurchase Agreement with State
Street Corp. dated 11/30/2011 at
0.010% to be repurchased at $2,013,299
on 12/01/2011, collateralized by
$2,040,000 Federal Home Loan Bank,
0.380% due 08/22/2012 (valued at
$2,042,550, including interest) and
$15,000 U.S. Treasury Notes, 1.375%
due 05/15/2013 (valued at $15,251,
including interest)	2,013,298	2,013,298
Certificate of Deposit - 0.04%
Svenska Handelsbanken AB, 0.8000% *	370,000	370,000

232

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds - 3.88%
T. Rowe Price Reserve Fund, 0.0854% (Y)	$39,019,773	$39,019,773

TOTAL SHORT-TERM INVESTMENTS (Cost $41,403,071)		$41,403,071

Total Investments (Spectrum Income Fund)
(Cost $995,356,324) - 100.66%		$1,012,293,571
Other assets and liabilities, net - (0.66%)		(6,661,862)

TOTAL NET ASSETS - 100.00%		$1,005,631,709

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.97%
U.S. Government - 32.19%
U.S. Treasury Bonds
3.750%, 08/15/2041	$9,500,000	$10,806,250
4.250%, 11/15/2040	3,500,000	4,321,408
4.375%, 02/15/2038 to 05/15/2041	5,102,000	6,435,681
4.750%, 02/15/2041	2,400,000	3,204,749
5.250%, 02/15/2029	1,875,000	2,528,906
6.750%, 08/15/2026	700,000	1,059,078
7.125%, 02/15/2023	3,100,000	4,615,125
7.500%, 11/15/2024	400,000	627,500
8.125%, 08/15/2021	1,300,000	2,009,922
U.S. Treasury Notes
0.125%, 08/31/2013 to 09/30/2013	14,000,000	13,968,282
0.500%, 05/31/2013 to 10/15/2013	10,700,000	10,746,228
0.625%, 04/30/2013	3,000,000	3,017,931
1.000%, 08/31/2016 to 09/30/2016	14,000,000	14,056,252
1.000%, 10/31/2016 (L)	23,000,000	23,064,676
1.250%, 03/15/2014 to 10/31/2015	7,700,000	7,869,968
1.500%, 07/31/2016	4,000,000	4,113,436
1.750%, 07/31/2015	6,000,000	6,251,718
1.875%, 02/28/2014 to 04/30/2014	11,250,000	11,657,775
2.125%, 02/29/2016 to 08/15/2021	8,900,000	9,284,842
2.375%, 02/28/2015	6,200,000	6,577,816
2.500%, 06/30/2017 (L)	9,700,000	10,418,401
2.625%, 04/30/2018	3,000,000	3,233,436
3.375%, 11/15/2019	5,000,000	5,620,310
3.500%, 05/15/2020 (L)	1,500,000	1,699,805
3.625%, 02/15/2020 to 02/15/2021	8,700,000	9,930,625
3.750%, 11/15/2018 (L)	4,968,000	5,711,650

		182,831,770
U.S. Government Agency - 36.78%
Federal Farm Credit Bank 4.875%, 12/16/2015	780,000	892,348
Federal Home Loan Bank
3.875%, 06/14/2013	1,700,000	1,790,996
4.750%, 12/16/2016	3,300,000	3,860,845
5.500%, 07/15/2036	410,000	517,269
Federal Home Loan Mortgage Corp.
1.000%, 07/30/2014	4,000,000	4,028,476
2.500%, 05/27/2016	2,000,000	2,106,798
3.342%, 06/01/2041 (P)	1,859,997	1,943,856
3.750%, 06/28/2013 to 03/27/2019	2,820,000	3,030,026
4.000%, 08/01/2024 to 04/01/2039	1,845,639	1,935,384
4.500%, 07/01/2023 to 07/01/2041	12,456,401	13,131,059
5.000%, 07/01/2035 to 07/01/2039	1,938,565	2,072,890
5.500%, 08/23/2017 to 11/01/2038	7,145,905	7,818,758
6.000%, 11/01/2036 to 10/01/2038	2,156,160	2,354,160

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.250%, 07/15/2032	$150,000	$213,098
6.500%, 08/01/2038	943,845	1,040,442
7.000%, 11/01/2037	397,639	444,967
Federal National Mortgage Association
0.500%, 08/09/2013	4,000,000	4,008,180
2.110%, 01/01/2035 (P)	444,952	463,040
2.361%, 04/01/2036 (P)	688,944	724,100
3.250%, 04/09/2013	3,400,000	3,538,472
3.467%, 05/01/2036 (P)	251,990	262,700
3.500%, TBA	5,000,000	5,195,080
4.000%, TBA	24,000,000	25,056,773
4.000%, 07/01/2018 to 02/01/2041	9,870,729	10,295,808
4.500%, TBA	15,000,000	15,857,046
4.500%, 04/01/2018 to 01/01/2040	8,003,369	8,460,375
4.964%, 07/01/2034 (P)	1,063,524	1,113,674
5.000%, TBA	14,000,000	15,045,801
5.000%, 05/01/2019 to 07/01/2038	4,483,069	4,812,891
5.375%, 06/12/2017	2,550,000	3,065,141
5.500%, 09/01/2017 to 07/01/2038	10,159,005	11,033,914
5.614%, 04/01/2037 (P)	747,795	786,533
5.725%, 04/01/2037 (P)	473,339	495,977
6.000%, 07/01/2027 to 08/01/2038	5,930,820	6,517,371
6.135%, 10/01/2037 (P)	626,588	674,324
6.500%, 07/01/2031 to 11/01/2037	1,088,825	1,204,324
7.000%, 10/01/2038	844,600	945,556
7.250%, 05/15/2030	650,000	995,176
Government National Mortgage Association
4.000%, TBA	8,000,000	8,529,784
4.000%, 11/15/2026 to 07/15/2039	1,354,385	1,447,059
4.500%, TBA	10,000,000	10,865,114
4.500%, 06/15/2023 to 10/15/2040	3,740,285	4,061,621
5.000%, 11/20/2038 to 11/20/2039	5,087,283	5,603,907
5.500%, 08/15/2023 to 09/20/2039	5,105,220	5,704,575
6.000%, 07/20/2037 to 10/15/2038	2,728,003	3,064,487
6.500%, 10/20/2038	669,947	757,773
Tennessee Valley Authority
6.750%, 11/01/2025	580,000	807,229
The Financing Corp. 8.600%, 09/26/2019	265,000	378,579

		208,953,756

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $377,160,200)		$391,785,526

FOREIGN GOVERNMENT
OBLIGATIONS - 1.71%
Austria - 0.07%
Government of Austria
5.000%, 05/19/2014 (S)	364,000	400,253
Brazil - 0.24%
Federative Republic of Brazil
6.000%, 01/17/2017	600,000	690,900
7.125%, 01/20/2037	500,000	668,750

		1,359,650
Canada - 0.53%
Export Development Canada
3.500%, 05/16/2013	240,000	250,518
Government of Canada
2.375%, 09/10/2014	110,000	115,573
Hydro-Quebec
8.400%, 01/15/2022	50,000	71,930
Province of British Columbia
6.500%, 01/15/2026	260,000	355,732

233

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Manitoba
5.000%, 02/15/2012	$160,000	$161,355
Province of New Brunswick
5.200%, 02/21/2017	200,000	232,803
Province of Nova Scotia
5.125%, 01/26/2017	245,000	284,881
Province of Ontario
4.500%, 02/03/2015	1,010,000	1,111,877
Province of Quebec
7.500%, 07/15/2023	200,000	281,179
Province of Saskatchewan
8.000%, 02/01/2013	115,000	124,562

		2,990,410
Colombia - 0.06%
Republic of Colombia
4.375%, 07/12/2021	330,000	346,500
Hungary - 0.03%
Republic of Hungary
6.250%, 01/29/2020	180,000	164,250
Israel - 0.08%
Government of Israel
5.125%, 03/26/2019	210,000	232,709
5.500%, 09/18/2023	195,000	245,077

		477,786
Italy - 0.13%
Republic of Italy
4.500%, 01/21/2015	400,000	361,933
6.875%, 09/27/2023	415,000	369,349

		731,282
Japan - 0.04%
Development Bank of Japan
5.125%, 02/01/2017	100,000	116,094
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	100,000	111,224

		227,318
Mexico - 0.26%
Government of Mexico
5.950%, 03/19/2019	1,011,000	1,183,881
6.050%, 01/11/2040	240,000	284,400

		1,468,281
Panama - 0.02%
Republic of Panama
6.700%, 01/26/2036	100,000	129,500
Peru - 0.07%
Republic of Peru
7.125%, 03/30/2019	300,000	371,400
Poland - 0.05%
Republic of Poland
6.375%, 07/15/2019	250,000	270,625
South Africa - 0.06%
Republic of South Africa
5.500%, 03/09/2020	330,000	361,350
Sweden - 0.07%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	414,594

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,470,279)		$9,713,199

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 21.16%
Consumer Discretionary - 1.17%
CBS Corp.
8.875%, 05/15/2019	$200,000	$255,261
Comcast Corp.
5.700%, 07/01/2019	190,000	216,775
6.500%, 11/15/2035	400,000	459,128
DIRECTV Holdings LLC
5.200%, 03/15/2020	240,000	253,525
Discovery Communications LLC
5.625%, 08/15/2019	160,000	180,680
Family Dollar Stores, Inc.
5.000%, 02/01/2021	165,000	166,680
Grupo Televisa SAB
6.625%, 01/15/2040	160,000	172,505
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	216,129
Hasbro, Inc.
6.350%, 03/15/2040	120,000	129,229
Home Depot, Inc.
5.875%, 12/16/2036	190,000	220,393
Lowe’s Companies, Inc.
5.800%, 10/15/2036	220,000	245,108
McDonald’s Corp.
5.000%, 02/01/2019	145,000	170,168
NBCUniversal Media LLC
5.150%, 04/30/2020	240,000	259,523
News America, Inc.
6.650%, 11/15/2037	335,000	366,115
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	160,000	167,559
Target Corp.
6.500%, 10/15/2037	220,000	270,049
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	371,084
The Walt Disney Company
5.625%, 09/15/2016	250,000	296,531
Time Warner Cable, Inc.
4.125%, 02/15/2021	100,000	99,428
7.500%, 04/01/2014	500,000	559,820
Time Warner Companies, Inc.
7.250%, 10/15/2017	468,000	560,901
Time Warner Entertainment Company LP
8.375%, 07/15/2033	330,000	435,722
Time Warner, Inc.
7.625%, 04/15/2031	220,000	270,047
Viacom, Inc.
4.250%, 09/15/2015	100,000	106,917
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	106,639
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	100,000	100,439

		6,656,355
Consumer Staples - 1.76%
Altria Group, Inc.
8.500%, 11/10/2013	255,000	289,319
9.250%, 08/06/2019	425,000	547,001
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	300,000	373,457
7.750%, 01/15/2019	290,000	373,314
Bottling Group LLC
5.125%, 01/15/2019	290,000	331,986
Brown-Forman Corp.
2.500%, 01/15/2016	150,000	152,849
5.000%, 02/01/2014	290,000	313,324

234

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Cargill, Inc.
7.350%, 03/06/2019 (S)	$250,000	$314,265
Clorox Company
5.950%, 10/15/2017	260,000	300,691
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	27,936
9.750%, 03/01/2021	140,000	191,460
CVS Caremark Corp.
4.125%, 05/15/2021	120,000	124,711
6.125%, 08/15/2016	305,000	354,466
6.600%, 03/15/2019	300,000	357,575
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	162,979	195,486
Diageo Capital PLC
4.828%, 07/15/2020	240,000	264,637
General Mills, Inc.
5.650%, 02/15/2019	215,000	252,372
Kellogg Company
4.150%, 11/15/2019	100,000	106,761
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	314,777
Kraft Foods, Inc.
6.125%, 02/01/2018	330,000	380,936
6.875%, 02/01/2038	420,000	521,812
Mead Johnson Nutrition Company
4.900%, 11/01/2019	100,000	109,376
PepsiCo, Inc.
5.500%, 01/15/2040	230,000	269,620
Philip Morris International, Inc.
4.125%, 05/17/2021	120,000	129,701
6.875%, 03/17/2014	270,000	304,757
Procter & Gamble Company
5.500%, 02/01/2034	240,000	303,107
SABMiller PLC
6.500%, 07/15/2018 (S)	200,000	237,335
Safeway, Inc.
6.350%, 08/15/2017	155,000	174,079
Sysco Corp.
5.375%, 03/17/2019	150,000	177,670
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	260,000	279,441
The Coca-Cola Company
3.150%, 11/15/2020	150,000	154,367
The Kroger Company
3.900%, 10/01/2015	100,000	107,162
6.400%, 08/15/2017	210,000	247,759
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	290,680
6.200%, 04/15/2038	386,000	475,457
7.550%, 02/15/2030	200,000	284,525
Walgreen Company
5.250%, 01/15/2019	290,000	341,034

		9,975,205
Energy - 2.21%
Apache Corp.
6.000%, 09/15/2013	200,000	218,588
BP Capital Markets PLC
4.500%, 10/01/2020	240,000	258,071
5.250%, 11/07/2013	220,000	236,189
Cameron International Corp.
7.000%, 07/15/2038	100,000	124,211
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	242,242

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Cenovus Energy, Inc.
5.700%, 10/15/2019	$100,000	$114,409
Chevron Corp.
4.950%, 03/03/2019	215,000	252,343
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	200,000	206,263
ConocoPhillips
5.750%, 02/01/2019	270,000	319,774
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	306,032
Devon Financing Corp. ULC
7.875%, 09/30/2031	120,000	165,064
Encana Corp.
6.500%, 08/15/2034	200,000	225,925
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	276,343
Enterprise Products Operating LLC
6.875%, 03/01/2033	163,000	191,017
9.750%, 01/31/2014	175,000	202,389
EOG Resources, Inc.
4.100%, 02/01/2021	150,000	160,882
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	281,368
Hess Corp.
8.125%, 02/15/2019	210,000	259,673
Kerr-McGee Corp.
6.950%, 07/01/2024	300,000	354,718
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	120,714
5.850%, 09/15/2012	225,000	232,813
6.500%, 09/01/2039	130,000	138,845
9.000%, 02/01/2019	175,000	216,299
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	174,024
Nexen, Inc.
6.200%, 07/30/2019	380,000	432,474
Noble Holding International, Ltd.
6.050%, 03/01/2041	170,000	182,388
7.375%, 03/15/2014	240,000	268,997
Occidental Petroleum Corp.
4.100%, 02/01/2021	150,000	164,378
Pemex Project Funding Master Trust
6.625%, 06/15/2035	120,000	132,000
7.375%, 12/15/2014	180,000	202,950
Petro-Canada
5.950%, 05/15/2035	190,000	205,575
6.050%, 05/15/2018	325,000	381,024
Petrobras International Finance Company
8.375%, 12/10/2018	415,000	495,378
Petroleos Mexicanos
4.875%, 03/15/2015	300,000	316,500
Plains All American Pipeline LP
8.750%, 05/01/2019	190,000	239,000
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	220,000	216,481
Shell International Finance BV
6.375%, 12/15/2038	265,000	350,677
Statoil ASA
1.800%, 11/23/2016	350,000	350,895
Talisman Energy, Inc.
3.750%, 02/01/2021	160,000	155,160
6.250%, 02/01/2038	155,000	172,792
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	82,417

235

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc.
7.875%, 09/01/2021	$330,000	$416,114
Tosco Corp.
8.125%, 02/15/2030	285,000	409,548
Total Capital SA
3.125%, 10/02/2015	100,000	106,110
4.125%, 01/28/2021	130,000	139,040
4.250%, 12/15/2021	230,000	250,369
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	234,915
Transocean, Inc.
6.800%, 03/15/2038	230,000	216,785
Valero Energy Corp.
6.125%, 06/15/2017	275,000	308,263
7.500%, 04/15/2032	71,000	78,662
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	235,440
Weatherford International, Ltd./Bermuda
6.000%, 03/15/2018	178,000	195,816
Williams Partners LP
5.250%, 03/15/2020	310,000	337,059

		12,555,403
Financials - 8.75%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	148,794
African Development Bank
6.875%, 10/15/2015	105,000	123,368
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	320,000	359,663
American Express Bank FSB
3.150%, 12/09/2011	205,000	205,087
6.000%, 09/13/2017	405,000	453,079
American Express Company
8.125%, 05/20/2019	250,000	315,562
American Express Credit Corp.
7.300%, 08/20/2013	240,000	259,018
American International Group, Inc.
5.450%, 05/18/2017	480,000	454,707
6.250%, 05/01/2036	200,000	174,319
Asian Development Bank
5.593%, 07/16/2018	405,000	489,531
AXA SA
8.600%, 12/15/2030	140,000	134,899
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	320,000	320,400
Bank of America Corp.
3.125%, 06/15/2012	350,000	355,781
4.500%, 04/01/2015	120,000	111,514
5.000%, 05/13/2021	120,000	101,548
5.420%, 03/15/2017	300,000	269,596
6.500%, 08/01/2016	200,000	193,252
7.375%, 05/15/2014	500,000	503,604
Bank of Nova Scotia
2.900%, 03/29/2016	350,000	360,964
Barclays Bank PLC
5.125%, 01/08/2020	340,000	332,178
BB&T Corp.
5.200%, 12/23/2015	290,000	311,566
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	250,000	263,912
BNP Paribas
3.250%, 03/11/2015	320,000	300,304
Boston Properties LP
4.125%, 05/15/2021	160,000	158,086

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Capital One Bank USA NA
8.800%, 07/15/2019	$350,000	$407,283
Capital One Financial Corp.
7.375%, 05/23/2014	290,000	317,078
Chubb Corp.
5.750%, 05/15/2018	100,000	116,769
Citigroup Funding, Inc.
1.875%, 11/15/2012	205,000	208,476
Citigroup, Inc.
2.875%, 12/09/2011	210,000	210,067
3.953%, 06/15/2016	500,000	490,186
5.375%, 08/09/2020	500,000	501,507
5.500%, 04/11/2013	345,000	353,371
5.875%, 05/29/2037	250,000	232,631
6.125%, 11/21/2017	433,000	450,685
8.500%, 05/22/2019	190,000	219,720
CNA Financial Corp.
7.350%, 11/15/2019	210,000	228,665
Credit Suisse Guernsey, Ltd. (5.860% to
05/15/2017, then 3 month LIBOR + 1.690%)
05/15/2017 (Q)	290,000	226,200
Credit Suisse New York
5.400%, 01/14/2020	230,000	209,896
Credit Suisse/New York
5.500%, 05/01/2014	500,000	527,643
Deutsche Bank AG
3.450%, 03/30/2015	440,000	442,376
3.875%, 08/18/2014	380,000	388,597
Discover Financial Services
10.250%, 07/15/2019	100,000	118,328
Dresdner Bank AG
7.250%, 09/15/2015	220,000	193,371
Duke Realty LP
5.950%, 02/15/2017	72,000	76,011
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	210,000	221,507
European Investment Bank
2.375%, 03/14/2014	1,000,000	1,022,969
2.875%, 09/15/2020	600,000	585,327
4.625%, 05/15/2014 to 10/20/2015	824,000	898,118
4.875%, 01/17/2017	500,000	565,258
Fifth Third Bancorp
5.450%, 01/15/2017	295,000	308,805
First Horizon National Corp.
5.375%, 12/15/2015	150,000	149,243
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	270,594
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	293,214
3.000%, 12/09/2011	350,000	350,116
4.875%, 03/04/2015	750,000	804,566
5.625%, 09/15/2017	500,000	548,645
6.000%, 08/07/2019	150,000	166,298
6.750%, 03/15/2032	300,000	324,566
6.875%, 01/10/2039	540,000	600,267
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	220,000	218,801
5.950%, 10/15/2036	135,000	115,407
Health Care REIT, Inc.
4.950%, 01/15/2021	160,000	149,609
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	195,493
HSBC Bank USA NA
5.875%, 11/01/2034	500,000	466,199

236

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Finance Corp.
6.676%, 01/15/2021	$500,000	$493,131
International American Development Bank
2.250%, 07/15/2015	650,000	680,520
7.000%, 06/15/2025	175,000	247,918
International Bank for Reconstruction
& Development
0.500%, 11/26/2013	700,000	698,410
3.625%, 05/21/2013	200,000	209,656
8.625%, 10/15/2016	285,000	376,504
International Finance Corp.
3.500%, 05/15/2013	155,000	160,867
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	350,000
4.350%, 08/15/2021	250,000	243,803
4.750%, 05/01/2013	850,000	889,266
6.400%, 05/15/2038	750,000	849,965
Kemper Corp.
6.000%, 11/30/2015	200,000	206,078
KeyCorp
6.500%, 05/14/2013	305,000	323,066
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	214,386
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	1,000,000	1,031,694
4.375%, 03/15/2018	1,200,000	1,376,018
5.125%, 03/14/2016	450,000	516,467
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	210,000	245,966
Lincoln National Corp.
5.650%, 08/27/2012	145,000	148,896
Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)
05/17/2066	30,000	26,775
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	53,000	58,556
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	585,000	551,220
7.750%, 05/14/2038	345,000	308,253
MetLife, Inc.
6.817%, 08/15/2018	500,000	582,608
Morgan Stanley
2.250%, 03/13/2012	200,000	201,218
3.250%, 12/01/2011	350,000	350,000
5.300%, 03/01/2013	500,000	499,317
5.950%, 12/28/2017	500,000	468,855
6.625%, 04/01/2018	500,000	470,329
7.300%, 05/13/2019	490,000	482,271
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	200,000	285,509
Nomura Holdings, Inc.
4.125%, 01/19/2016	320,000	307,298
Nordic Investment Bank
2.375%, 12/15/2011	355,000	355,208
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	329,000	366,229
PartnerRe Finance B LLC
5.500%, 06/01/2020	220,000	226,306
PNC Funding Corp.
2.300%, 06/22/2012	345,000	349,344
4.250%, 09/21/2015	130,000	139,569
5.625%, 02/01/2017	200,000	218,047
6.700%, 06/10/2019	190,000	226,955

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis LP
5.625%, 11/15/2016	$60,000	$63,462
7.625%, 08/15/2014	410,000	451,474
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	112,979
4.750%, 04/01/2014 to 09/17/2015	490,000	513,963
5.375%, 06/21/2020	210,000	217,187
Realty Income Corp.
5.950%, 09/15/2016	135,000	148,083
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	120,000	121,537
Royal Bank of Canada
2.100%, 07/29/2013	500,000	508,662
Senior Housing Properties Trust
4.300%, 01/15/2016	320,000	317,420
Simon Property Group LP
5.650%, 02/01/2020	350,000	390,863
5.875%, 03/01/2017	86,000	96,895
SLM Corp.
8.000%, 03/25/2020	250,000	244,375
State Street Corp.
2.150%, 04/30/2012	215,000	216,851
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	318,552
The Allstate Corp.
5.950%, 04/01/2036	270,000	284,556
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	455,191
The Bear Stearns Companies LLC
7.250%, 02/01/2018	500,000	576,073
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	320,285
5.500%, 11/15/2014	500,000	515,773
6.125%, 02/15/2033	345,000	309,314
6.150%, 04/01/2018	910,000	908,491
7.500%, 02/15/2019	360,000	383,992
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	120,000	116,348
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	212,154
5.900%, 06/02/2019	190,000	220,773
6.250%, 06/20/2016	190,000	221,153
Toyota Motor Credit Corp.
3.400%, 09/15/2021	130,000	131,400
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	250,000	258,027
U.S. Central Federal Credit Union
1.900%, 10/19/2012	200,000	203,155
UBS AG
5.750%, 04/25/2018	470,000	481,818
Union Bank NA
5.950%, 05/11/2016	250,000	267,355
Ventas Realty LP
4.750%, 06/01/2021	120,000	115,300
Vornado Realty LP
4.250%, 04/01/2015	220,000	226,615
WEA Finance LLC
7.500%, 06/02/2014 (S)	390,000	435,356
Wells Fargo & Company
3.000%, 12/09/2011	350,000	350,114
3.625%, 04/15/2015	220,000	229,837
3.750%, 10/01/2014	500,000	528,744
5.000%, 11/15/2014	290,000	307,266

237

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo Bank NA
5.950%, 08/26/2036	$485,000	$486,636
Westpac Banking Corp.
3.000%, 12/09/2015	230,000	229,948
Willis North America, Inc.
7.000%, 09/29/2019	150,000	165,831
XLIT Group Ltd.
5.750%, 10/01/2021	140,000	142,829
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	313,660

		49,731,369
Health Care - 1.28%
Abbott Laboratories
4.125%, 05/27/2020	210,000	225,452
4.350%, 03/15/2014	350,000	379,263
Aetna, Inc.
6.000%, 06/15/2016	290,000	334,322
Amgen, Inc.
5.150%, 11/15/2041	350,000	337,416
5.700%, 02/01/2019	145,000	161,056
5.750%, 03/15/2040	160,000	164,223
AstraZeneca PLC
5.900%, 09/15/2017	300,000	359,076
Baxter International, Inc.
5.900%, 09/01/2016	145,000	171,768
Becton, Dickinson and Company
3.250%, 11/12/2020	160,000	162,108
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	181,371
Covidien International Finance SA
6.000%, 10/15/2017	287,000	341,508
Eli Lilly & Company
7.125%, 06/01/2025	220,000	295,532
Gilead Sciences, Inc.
4.500%, 04/01/2021	100,000	101,671
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	400,854
6.375%, 05/15/2038	140,000	179,240
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	222,714
Johnson & Johnson
2.150%, 05/15/2016	120,000	124,306
5.850%, 07/15/2038	245,000	314,378
Life Technologies Corp.
5.000%, 01/15/2021	150,000	155,321
Merck & Company, Inc.
5.750%, 11/15/2036	400,000	489,390
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	243,328
Pharmacia Corp.
6.500%, 12/01/2018	290,000	359,968
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	101,550
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	241,954
St. Jude Medical, Inc.
4.875%, 07/15/2019	100,000	112,816
UnitedHealth Group, Inc.
4.875%, 03/15/2015	31,000	34,191
5.800%, 03/15/2036	210,000	237,842
WellPoint, Inc.
6.375%, 06/15/2037	120,000	143,781
Wyeth
5.500%, 03/15/2013	385,000	408,422

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Wyeth (continued)
6.000%, 02/15/2036	$230,000	$285,509

		7,270,330
Industrials - 1.42%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	213,250
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	160,000	176,136
5.050%, 03/01/2041	250,000	266,170
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	288,870
Caterpillar, Inc.
7.900%, 12/15/2018	300,000	397,666
CSX Corp.
6.250%, 04/01/2015	205,000	234,765
7.375%, 02/01/2019	290,000	360,986
Emerson Electric Company
4.875%, 10/15/2019	215,000	248,574
FedEx Corp.
8.000%, 01/15/2019	145,000	187,023
Fluor Corp.
3.375%, 09/15/2021	130,000	129,085
GATX Corp.
4.750%, 05/15/2015	170,000	180,718
General Dynamics Corp.
5.250%, 02/01/2014	265,000	289,873
General Electric Company
5.000%, 02/01/2013	525,000	548,078
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	235,243
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	325,198
John Deere Capital Corp.
5.100%, 01/15/2013	500,000	524,143
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	281,203
Norfolk Southern Corp.
4.837%, 10/01/2041 (S)	223,000	226,305
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	128,442
Roper Industries, Inc.
6.250%, 09/01/2019	100,000	117,532
Snap-On, Inc.
6.125%, 09/01/2021	210,000	251,122
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	170,000	183,679
The Boeing Company
8.750%, 09/15/2031	275,000	415,034
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	351,584
Union Pacific Corp.
6.625%, 02/01/2029	260,000	323,644
United Parcel Service, Inc.
6.200%, 01/15/2038	160,000	201,726
United Technologies Corp.
5.375%, 12/15/2017	285,000	335,537
6.125%, 02/01/2019	350,000	425,986
Waste Management, Inc.
6.125%, 11/30/2039	160,000	194,348

		8,041,920
Information Technology - 0.67%
Cisco Systems, Inc.
3.150%, 03/14/2017	300,000	319,416

238

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Cisco Systems, Inc. (continued)
5.900%, 02/15/2039	$250,000	$297,801
Dell, Inc.
4.700%, 04/15/2013	225,000	235,885
Google, Inc.
3.625%, 05/19/2021	120,000	127,865
Hewlett-Packard Company
2.125%, 09/13/2015	300,000	301,831
3.750%, 12/01/2020	150,000	148,532
4.750%, 06/02/2014	240,000	257,261
International Business Machines Corp.
2.000%, 01/05/2016	500,000	509,545
5.600%, 11/30/2039	300,000	363,511
Microsoft Corp.
2.950%, 06/01/2014	200,000	211,104
Motorola Solutions, Inc.
6.000%, 11/15/2017	180,000	200,626
Oracle Corp.
5.750%, 04/15/2018	380,000	452,941
SAIC, Inc.
4.450%, 12/01/2020	150,000	154,051
The Western Union Company
3.650%, 08/22/2018	250,000	252,516

		3,832,885
Materials - 0.83%
Agrium, Inc.
6.750%, 01/15/2019	250,000	299,528
Alcoa, Inc.
6.750%, 07/15/2018	325,000	347,238
ArcelorMittal
5.375%, 06/01/2013	440,000	449,119
6.125%, 06/01/2018	250,000	238,494
6.750%, 03/01/2041	100,000	85,216
Barrick North America Finance LLC
5.700%, 05/30/2041	240,000	261,721
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	400,000	491,990
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	100,000	97,400
CRH America, Inc.
8.125%, 07/15/2018	100,000	113,017
E.I. du Pont de Nemours & Company
5.600%, 12/15/2036	500,000	606,622
International Paper Company
8.700%, 06/15/2038	100,000	129,597
PPG Industries, Inc.
3.600%, 11/15/2020	100,000	101,995
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	279,590
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	129,819
Teck Resources, Ltd.
4.500%, 01/15/2021	200,000	204,192
The Dow Chemical Company
5.700%, 05/15/2018	140,000	153,566
5.900%, 02/15/2015	150,000	165,967
9.400%, 05/15/2039	130,000	190,454
The Sherwin-Williams Company
3.125%, 12/15/2014	110,000	116,291
Vale Overseas, Ltd.
6.875%, 11/10/2039	240,000	263,306

		4,725,122

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 1.36%
America Movil SAB de CV
5.000%, 03/30/2020	$693,000	$740,077
American Tower Corp.
4.500%, 01/15/2018	150,000	150,950
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	138,000	148,861
AT&T Corp.
8.000%, 11/15/2031	11,000	14,723
AT&T, Inc.
5.350%, 09/01/2040	766,000	801,423
5.625%, 06/15/2016	200,000	228,753
6.300%, 01/15/2038	500,000	581,780
6.700%, 11/15/2013	270,000	298,244
British Telecommunications PLC
5.950%, 01/15/2018	160,000	172,444
9.875%, 12/15/2030	160,000	222,006
CenturyLink, Inc.
7.600%, 09/15/2039	140,000	131,655
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	126,326
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	165,000	224,145
France Telecom SA
8.500%, 03/01/2031	160,000	220,956
Qwest Corp.
8.375%, 05/01/2016	270,000	306,113
Telecom Italia Capital SA
7.721%, 06/04/2038	200,000	166,691
Telefonica Emisiones SAU
7.045%, 06/20/2036	190,000	170,748
Telefonica Europe BV
8.250%, 09/15/2030	125,000	128,072
Verizon Communications, Inc.
4.600%, 04/01/2021	400,000	432,738
5.250%, 04/15/2013	275,000	290,727
6.900%, 04/15/2038	550,000	694,206
Verizon Wireless Capital LLC
7.375%, 11/15/2013	330,000	368,990
8.500%, 11/15/2018	210,000	279,117
Vodafone Group PLC
5.375%, 01/30/2015	515,000	570,904
5.450%, 06/10/2019	205,000	234,412

		7,705,061
Utilities - 1.71%
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	207,000	215,955
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	338,647
Constellation Energy Group, Inc.
5.150%, 12/01/2020	150,000	157,936
7.600%, 04/01/2032	58,000	70,813
Dominion Resources, Inc.
5.000%, 03/15/2013	262,000	274,383
DTE Energy Company
6.350%, 06/01/2016	215,000	248,300
Duke Energy Carolinas LLC
5.625%, 11/30/2012	300,000	313,708
6.000%, 01/15/2038	140,000	178,596
7.000%, 11/15/2018	270,000	346,416
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	442,525
Enel Finance International NV
5.125%, 10/07/2019 (S)	300,000	271,179

239

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Entergy Texas, Inc.
7.125%, 02/01/2019	$135,000	$163,071
Exelon Generation Company LLC
4.000%, 10/01/2020	500,000	510,049
6.250%, 10/01/2039	100,000	118,783
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	150,000	164,143
Florida Power & Light Company
5.650%, 02/01/2037	200,000	248,613
Florida Power Corp.
5.650%, 04/01/2040	220,000	270,725
Georgia Power Company
4.250%, 12/01/2019	130,000	143,116
5.950%, 02/01/2039	265,000	332,505
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	353,869
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	170,000	175,107
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	365,000	518,896
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	265,000	315,708
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	290,756
Oglethorpe Power Corp.
5.375%, 11/01/2040	150,000	172,624
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	140,000	198,128
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	204,269
6.250%, 12/01/2013	355,000	389,332
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	223,130
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	110,000	112,397
Progress Energy, Inc.
4.400%, 01/15/2021	165,000	178,098
Public Service Electric & Gas Company
6.330%, 11/01/2013	355,000	389,500
San Diego Gas & Electric Company
6.125%, 09/15/2037	160,000	214,586
Southern California Edison Company
5.350%, 07/15/2035	345,000	413,160
Southwestern Public Service Company
8.750%, 12/01/2018	155,000	209,882
Virginia Electric and Power Company
8.875%, 11/15/2038	190,000	300,579
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	256,916

		9,726,400

TOTAL CORPORATE BONDS (Cost $111,581,815)		$120,220,050

Municipal Bonds - 0.55%
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	283,988
Metropolitan Washington Airports Authority
(District of Columbia) 7.462%, 10/01/2046	100,000	108,817
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	230,000	237,050
New Jersey State Turnpike Authority
7.102%, 01/01/2041	250,000	335,608
New York State Dormitory Authority
5.628%, 03/15/2039	210,000	244,436
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	234,150

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Municipal Bonds (continued)
North Carolina Turnpike Authority
6.700%, 01/01/2039	$170,000	$190,825
State of California
7.300%, 10/01/2039	190,000	224,951
7.500%, 04/01/2034	200,000	233,070
State of Illinois
5.100%, 06/01/2033	285,000	254,804
7.350%, 07/01/2035	100,000	110,107
State of Texas 5.517%, 04/01/2039	160,000	190,830
State of Utah 4.554%, 07/01/2024	100,000	113,380
State of Washington 5.481%, 08/01/2039	100,000	119,544
University of California 5.770%, 05/15/2043	220,000	249,379

TOTAL MUNICIPAL BONDS (Cost $2,761,297)		$3,130,939

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.82%
Commercial & Residential - 3.82%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	320,000	329,651
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	448,839
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	757,313
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.295%, 10/12/2042 (P)	610,000	618,573
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	260,000	287,290
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.526%, 01/15/2046 (P)	680,000	729,441
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	760,000	823,812
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	340,000	354,183
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	148,000	147,894
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	548,408
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,077,681
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.984%, 08/10/2045 (P)	1,105,000	1,171,531
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	1,011,486
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	581,288
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	455,651
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	342,308	349,821
Series 2005-LDP5, Class A4,
5.373%, 12/15/2044 (P)	275,000	303,302
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	209,149

240

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-CB13, Class A3A1,
5.455%, 01/12/2043 (P)	$880,000	$896,506
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (S)	920,000	926,592
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.142%, 07/15/2044 (P)	660,000	715,728
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	1,037,378
Series 2007-C2, Class A3,
5.430%, 02/15/2040	710,000	745,269
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	422,881
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	155,590
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
6.130%, 08/12/2049 (P)	988,307	1,038,090
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	911,656
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	618,106	621,931
Series 2006-T21, Class A2,
5.090%, 10/12/2052	135,165	135,079
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,411,181
Series 2007-T27, Class A4,
5.794%, 06/11/2042 (P)	1,630,000	1,831,911
Series 2006-T23, Class A2,
5.921%, 08/12/2041 (P)	168,080	169,108
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	410,000	446,805

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,542,931)		$21,671,018

ASSET BACKED SECURITIES - 0.04%
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	228,551	229,854

TOTAL ASSET BACKED SECURITIES (Cost $228,548)		$229,854

SECURITIES LENDING COLLATERAL - 5.14%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	2,918,484	29,205,558

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,199,038)		$29,205,558

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 13.67%
Money Market Funds - 13.67%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$77,662,934	$77,662,934

TOTAL SHORT-TERM INVESTMENTS (Cost $77,662,934)		$77,662,934

Total Investments (Total Bond Market Fund)
(Cost $626,607,042) - 115.06%		$653,619,078
Other assets and liabilities, net - (15.06%)		(85,566,874)

TOTAL NET ASSETS - 100.00%		$568,052,204

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 58.61%
U.S. Government - 23.25%
Treasury Inflation Protected Securities
0.625%, 07/15/2021	$704,641	$746,589
1.125%, 01/15/2021	2,800,278	3,098,244
1.250%, 07/15/2020	2,496,768	2,802,038
1.750%, 01/15/2028	10,937,997	13,056,381
2.000%, 01/15/2026 (D)	11,430,900	13,954,626
2.375%, 01/15/2025 to 01/15/2027	4,793,339	6,091,167
2.500%, 01/15/2029 (D)(F)	13,631,688	18,031,097
3.625%, 04/15/2028	1,963,822	2,900,626
3.875%, 04/15/2029 (D)(F)	3,450,225	5,339,223
U.S. Treasury Bill
0.025%, 04/05/2012 (D)*	2,220,000	2,219,806
U.S. Treasury Bonds
1.500%, 08/31/2018 (D)(F)	147,600,000	147,819,038
U.S. Treasury Notes
0.250%, 10/31/2013 (D)	3,500,000	3,499,727
0.375%, 11/15/2014 (D)	43,600,000	43,572,750
1.375%, 11/30/2018	82,100,000	81,227,688
2.125%, 08/15/2021	38,800,000	39,030,394
2.625%, 08/15/2020 (D)	30,700,000	32,542,000
2.625%, 11/15/2020	10,500,000	11,106,207
3.000%, 02/28/2017	3,200,000	3,519,002
3.125%, 05/15/2021	4,400,000	4,825,220
3.375%, 11/15/2019	800,000	899,250
3.500%, 05/15/2020	4,300,000	4,872,773
3.625%, 02/15/2020 to 02/15/2021	79,800,000	91,093,849

		532,247,695
U.S. Government Agency - 35.36%
Federal Home Loan Mortgage Corp.
2.000%, 08/25/2016	1,300,000	1,339,282
2.500%, 05/27/2016	1,300,000	1,369,419
4.000%, TBA	39,000,000	40,475,156
4.500%, 11/01/2039 to 03/01/2041	25,644,409	26,975,404
4.754%, 11/01/2035 (P)	322,685	347,004
4.875%, 06/13/2018	700,000	831,864
5.500%, 12/01/2036 to 01/01/2040	7,956,483	8,591,214
6.000%, TBA	45,000,000	49,070,898
6.000%, 08/01/2026 to 05/01/2040	29,760,762	32,517,945
Federal National Mortgage Association
2.092%, 11/01/2034 (P)	272,668	279,987
2.169%, 11/01/2035 (P)	218,505	222,069
2.221%, 05/01/2035 (P)	476,741	501,678
2.334%, 01/01/2035 (P)	187,669	197,020
2.425%, 03/01/2035 (P)	124,589	130,935

241

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.527%, 07/01/2034 (P)		$179,799	$190,054
2.590%, 06/01/2035 (P)		695,496	733,875
3.330%, 11/01/2021		100,000	102,722
3.500%, TBA		1,000,000	1,039,016
3.500%, 02/01/2041		6,706,220	6,841,853
4.000%, TBA		61,300,000	63,739,144
4.000%, 09/01/2013 to 09/01/2041		59,992,528	62,534,899
4.500%, TBA		164,100,000	173,431,497
4.500%, 01/01/2018 to 08/01/2041		140,229,251	148,204,789
4.725%, 09/01/2035 (P)		315,727	336,138
5.000%, TBA		28,000,000	30,088,713
5.000%, 02/01/2034 to 04/01/2037		4,409,612	4,735,956
5.500%, TBA		78,400,000	84,982,414
5.500%, 11/01/2013 to 04/01/2040		28,379,094	30,829,825
6.000%, 10/01/2026 to 06/01/2040		33,779,147	37,097,801
Government National Mortgage
Association
3.500%, 11/15/2040 to 01/20/2041		1,893,862	1,963,019

			809,701,590

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,332,783,788)			$1,341,949,285

FOREIGN GOVERNMENT
OBLIGATIONS - 7.01%
Brazil - 0.29%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	6,400,000	4,034,617
12.500%, 01/05/2022		3,600,000	2,548,179

			6,582,796
Canada - 2.84%
Canada Housing Trust
1.375%, 01/27/2014		$2,500,000	2,524,305
2.650%, 03/15/2022	CAD	1,400,000	1,360,846
2.750%, 12/15/2015		4,500,000	4,607,432
3.350%, 12/15/2020		4,500,000	4,683,230
3.750%, 03/15/2020		3,500,000	3,760,591
3.800%, 06/15/2021		2,800,000	3,010,944
Government of Canada
2.750%, 09/01/2016		4,900,000	5,081,535
3.250%, 06/01/2021		1,800,000	1,934,212
3.750%, 06/01/2019		1,500,000	1,663,684
4.250%, 06/01/2018		300,000	339,923
Province of British Columbia
3.250%, 12/18/2021		300,000	298,353
4.300%, 06/18/2042		400,000	442,626
Province of Ontario
1.600%, 09/21/2016		$1,300,000	1,287,742
3.000%, 07/16/2018		700,000	728,757
3.150%, 06/02/2022	CAD	300,000	292,050
4.000%, 06/02/2021		7,100,000	7,476,388
4.200%, 03/08/2018 to 06/02/2020		1,600,000	1,721,520
4.300%, 03/08/2017		2,400,000	2,607,893
4.400%, 06/02/2019		2,700,000	2,948,862
4.600%, 06/02/2039		1,100,000	1,250,804
4.700%, 06/02/2037		11,100,000	12,694,669
5.500%, 06/02/2018		700,000	809,748
Province of Quebec
4.250%, 12/01/2021		700,000	744,507
4.500%, 12/01/2016 to 12/01/2020		2,500,000	2,740,425

			65,011,046

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 0.37%
Societe Financement de
l’Economie Francaise
0.603%, 07/16/2012		$2,000,000	2,002,440
2.125%, 05/20/2012	EUR	800,000	1,077,328
3.375%, 05/05/2014		$5,100,000	5,316,674

			8,396,442
Italy - 0.22%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	5,308,998	5,033,963
Mexico - 1.73%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	12,447,193
6.050%, 01/11/2040		$1,400,000	1,659,000
9.500%, 12/18/2014	MXN	45,000,000	3,739,306
10.000%, 12/05/2024		228,000,000	21,786,990

			39,632,489
Russia - 0.46%
Government of Russia
3.625%, 04/29/2015		$400,000	407,000
7.500%, 03/31/2030		8,600,500	10,084,086

			10,491,086
South Korea - 0.03%
Korea Housing Finance Corp.
4.125%, 12/15/2015		700,000	718,522
Spain - 0.38%
Kingdom of Spain
3.286%, 03/25/2014 (P)	EUR	3,900,000	4,857,374
4.650%, 07/30/2025		3,500,000	3,856,888

			8,714,262
Turkey - 0.15%
Republic of Turkey
7.000%, 09/26/2016		$3,200,000	3,520,000
United Kingdom - 0.54%
Government of United Kingdom
4.250%, 09/07/2039 to 12/07/2046	GBP	6,500,000	12,360,156

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $164,299,481)			$160,460,762

CORPORATE BONDS - 28.03%
Consumer Discretionary - 1.46%
American Honda Finance Corp.
0.609%, 02/21/2012 (S)		$550,000	549,730
Banque PSA Finance
2.274%, 04/04/2014 (S)		3,500,000	3,231,641
Comcast Corp.
5.875%, 02/15/2018		700,000	799,778
6.450%, 03/15/2037		700,000	794,012
Daimler Finance North America LLC
1.543%, 09/13/2013 (S)		1,700,000	1,695,485
Ford Motor Credit Company LLC
3.148%, 01/13/2012 (P)		1,300,000	1,301,950
5.875%, 08/02/2021		1,600,000	1,634,734
7.000%, 04/15/2015		5,200,000	5,597,743
7.500%, 08/01/2012		3,400,000	3,521,482
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,231,567
8.700%, 10/01/2014		1,000,000	1,092,958
General Motors Company,
Escrow Certificate (I)		20,000	7,600
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,900,000	11,559,517

242

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Volkswagen International Finance NV
0.984%, 04/01/2014 (S)		$300,000	$300,711

			33,318,908
Consumer Staples - 0.28%
CVS Pass-
Through Trust 6.943%, 01/10/2030		274,662	298,480
Kraft Foods, Inc.
6.125%, 02/01/2018		2,500,000	2,885,878
6.875%, 02/01/2038		1,100,000	1,366,651
Philip Morris International, Inc.
5.650%, 05/16/2018		1,600,000	1,859,058

			6,410,067
Energy - 2.07%
Cameron International Corp.
1.459%, 06/02/2014 (P)		2,400,000	2,411,167
Gazprom OAO
6.212%, 11/22/2016 (S)		500,000	521,875
7.201%, 02/01/2020		136,333	145,871
9.625%, 03/01/2013		300,000	321,750
10.500%, 03/08/2014 to 03/25/2014		6,800,000	7,633,000
Indian Oil Corp. Ltd. 4.750%, 01/22/2015		4,600,000	4,638,143
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		4,600,000	4,714,586
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		700,000	713,125
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021		2,000,000	2,055,000
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	5,985,379
Petroleos Mexicanos
6.500%, 06/02/2041		8,600,000	9,288,000
8.000%, 05/03/2019		6,500,000	7,995,000
Total Capital SA 4.450%, 06/24/2020		800,000	881,214

			47,304,110
Financials - 19.69%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,000,000	1,200,000
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,635,088
Ally Financial, Inc.
3.649%, 02/11/2014 (P)		1,000,000	900,000
6.750%, 12/01/2014		400,000	392,000
6.875%, 08/28/2012		5,810,000	5,868,100
7.000%, 02/01/2012		3,400,000	3,400,000
7.500%, 09/15/2020		1,500,000	1,449,375
8.300%, 02/12/2015		6,500,000	6,581,250
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,661,109
6.000%, 09/13/2017		200,000	223,743
American Express Centurion Bank
6.000%, 09/13/2017		200,000	224,184
American Express Company
7.000%, 03/19/2018		2,700,000	3,159,324
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,294,370
5.875%, 05/02/2013		$2,300,000	2,421,199
American International Group, Inc.
0.451%, 03/20/2012 (P)		4,200,000	4,176,950
4.950%, 03/20/2012		22,268,000	22,240,165
5.850%, 01/16/2018		5,400,000	5,216,864
6.250%, 03/15/2037		1,100,000	808,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,296,041

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Australia & New Zealand Banking
Group, Ltd. 2.125%, 01/10/2014 (S)		$3,000,000	$3,020,202
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017	EUR	600,000	789,676
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,406,250
4.500%, 04/06/2015 (S)		400,000	388,000
Banco Santander Chile
1.659%, 04/20/2012 (S)		3,800,000	3,801,436
Bank of America Corp.
0.787%, 08/15/2016 (P)		1,100,000	857,076
5.650%, 05/01/2018		6,200,000	5,454,655
6.500%, 08/01/2016		7,900,000	7,633,446
Bank of America NA 6.000%, 10/15/2036		900,000	749,374
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	707,734
Bank of Montreal 2.850%, 06/09/2015 (S)		1,400,000	1,450,639
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,392,327
Barclays Bank PLC
2.375%, 01/13/2014		1,100,000	1,074,200
5.000%, 09/22/2016		9,700,000	9,837,148
5.450%, 09/12/2012		23,000,000	23,554,300
6.050%, 12/04/2017 (S)		2,900,000	2,575,728
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	886,500
6.500%, 03/10/2021 (S)		1,900,000	1,852,500
BNP Paribas SA 1.291%, 01/10/2014 (P)		6,100,000	5,622,620
BNP Paribas SA (5.186% to 06/29/2015,
then 3 month
LIBOR + 1.680%) 5.186%, (Q)(S)		7,600,000	4,902,000
BPCE SA 2.375%, 10/04/2013 (S)		600,000	590,501
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	588,000
7.000%, 05/01/2015 to 05/01/2017		1,851,280	1,836,162
Citigroup, Inc.
1.307%, 02/15/2013 (P)		2,100,000	2,065,909
2.453%, 08/13/2013 (P)		400,000	397,538
5.300%, 10/17/2012		800,000	814,474
5.500%, 08/27/2012 to 10/15/2014		20,800,000	21,383,484
5.625%, 08/27/2012		1,700,000	1,719,055
5.850%, 07/02/2013		600,000	619,626
6.000%, 08/15/2017		900,000	936,093
6.125%, 08/25/2036		3,500,000	2,953,888
8.500%, 05/22/2019		2,200,000	2,544,128
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
4.750%, 02/10/2019	EUR	1,500,000	1,551,937
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,300,000	3,280,514
Credit Suisse/New York NY
2.200%, 01/14/2014		1,300,000	1,280,297
Danske Bank A/S 2.500%, 05/10/2012 (S)		2,500,000	2,520,295
Deutsche Bank AG/London
6.000%, 09/01/2017		4,500,000	5,001,939
Dexia Credit Local
0.908%, 04/29/2014 (S)		7,100,000	6,418,081
Export-Import Bank of Korea
1.050%, 03/03/2012	SGD	4,400,000	3,431,962
4.000%, 01/29/2021		$600,000	567,743
5.125%, 06/29/2020		1,100,000	1,140,472
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	500,000	676,479

243

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%)
5.500%, 09/15/2067 (S)	EUR	9,900,000	$10,376,048
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%) 6.375%, 11/15/2067		$4,100,000	3,953,938
HSBC Bank PLC 2.000%, 01/19/2014 (S)		1,400,000	1,390,014
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,100,000	2,008,780
ICICI Bank, Ltd./Dubai
4.750%, 11/25/2016 (S)		10,400,000	9,948,630
ING Bank NV 1.169%, 03/30/2012 (S)		18,700,000	18,679,785
Intesa Sanpaolo SpA
2.375%, 12/21/2012		12,700,000	11,340,059
2.906%, 02/24/2014 (S)		3,300,000	2,891,569
IPIC, Ltd. 5.000%, 11/15/2020 (S)		800,000	780,000
JPMorgan Chase & Company
1.786%, 09/26/2013 (P)	EUR	3,800,000	4,952,458
3.150%, 07/05/2016		$4,100,000	4,036,901
6.000%, 01/15/2018		2,300,000	2,523,583
JPMorgan Chase Bank NA
6.000%, 10/01/2017		3,900,000	4,170,481
Kreditanstalt fuer Wiederaufbau
2.000%, 09/07/2016	EUR	3,200,000	4,321,105
LeasePlan Corp. NV 3.125%, 02/10/2012		1,900,000	2,563,379
Lehman Brothers Holdings, Inc.
2.911%, 08/21/2009 (H)		$2,300,000	586,500
3.011%, 12/23/2010 (H)		10,000,000	2,550,000
5.374%, 11/24/2008 (H)		1,200,000	306,000
5.415%, 12/23/2008 (H)		400,000	102,000
5.460%, 04/03/2009 to 11/16/2009 (H)		5,400,000	1,377,000
5.500%, 05/25/2010 (H)		800,000	204,000
6.875%, 05/02/2018 (H)		1,100,000	294,250
Lloyds TSB Bank PLC
4.875%, 01/21/2016		1,700,000	1,660,762
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013		1,400,000	1,396,014
6.050%, 08/15/2012		900,000	908,116
6.400%, 08/28/2017		3,100,000	2,968,554
6.875%, 04/25/2018		7,600,000	7,188,711
MetLife, Inc. 6.400%, 12/15/2036		900,000	817,675
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	2,006,704
Morgan Stanley
2.953%, 05/14/2013 (P)		4,100,000	4,050,169
6.250%, 08/28/2017		800,000	758,757
7.300%, 05/13/2019		300,000	295,268
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,741,422
National Bank Of Canada
2.200%, 10/19/2016 (S)		300,000	301,761
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,110,778
Nordea Bank AB 2.125%, 01/14/2014 (S)		600,000	594,840
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	16,144,193
Pacific LifeCorp. 6.000%, 02/10/2020 (S)		700,000	735,440
Pricoa Global Funding I
0.528%, 01/30/2012 (S)		3,200,000	3,197,123
0.560%, 09/27/2013 (S)		2,700,000	2,672,565
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,318,650
5.550%, 04/27/2015		3,500,000	3,738,921

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		$1,200,000	$1,260,000
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%) 6.990%, (I)(S)		6,800,000	4,148,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%) 7.648%, (I)(Q)		5,000,000	3,300,000
Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		3,100,000	3,124,952
3.950%, 09/21/2015		1,600,000	1,508,365
RZD Capital, Ltd. 5.739%, 04/03/2017		1,100,000	1,116,500
Santander US Debt SA Unipersonal
1.169%, 03/30/2012 (S)		13,900,000	13,877,732
2.991%, 10/07/2013 (S)		5,700,000	5,404,506
SLM Corp.
1.858%, 06/17/2013 (P)	EUR	2,100,000	2,656,952
5.375%, 05/15/2014		$500,000	497,490
6.250%, 01/25/2016		600,000	570,278
Springleaf Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,568,367
4.875%, 07/15/2012		$600,000	567,372
6.900%, 12/15/2017		2,700,000	1,815,755
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,701,838
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,313,550
Swedbank AB 3.625%, 12/02/2011	EUR	100,000	134,370
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		$1,600,000	1,735,744
The Goldman Sachs Group, Inc.
1.817%, 05/23/2016 (P)	EUR	1,300,000	1,388,993
6.150%, 04/01/2018		$7,500,000	7,487,565
6.250%, 09/01/2017		5,400,000	5,525,577
6.375%, 05/02/2018	EUR	700,000	885,967
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		$500,000	503,750
Turkiye Garanti Bankasi AS
2.909%, 04/20/2016 (S)		900,000	803,250
UBS AG 5.750%, 04/25/2018		1,900,000	1,947,774
UBS AG/Stamford CT
1.425%, 01/28/2014 (P)		1,600,000	1,556,216
1.595%, 02/23/2012 (P)		8,500,000	8,514,493
5.875%, 12/20/2017		2,100,000	2,176,373
Vnesheconombank
5.450%, 11/22/2017 (S)		700,000	701,750
Westpac Banking Corp.
0.883%, 07/16/2014 (S)		1,000,000	1,011,118
3.585%, 08/14/2014 (S)		1,600,000	1,707,526

			450,897,676
Health Care - 0.50%
Amgen, Inc. 6.150%, 06/01/2018		9,100,000	10,358,794
AstraZeneca PLC 5.900%, 09/15/2017		1,000,000	1,196,921

			11,555,715
Industrials - 1.08%
Caterpillar, Inc. 0.649%, 05/21/2013 (P)		8,500,000	8,510,804
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	542,894
6.750%, 09/01/2016 (S)		1,300,000	1,306,500
Noble Group, Ltd.
4.875%, 08/05/2015 (S)		1,000,000	890,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		12,800,000	13,152,000

244

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)	$400,000	$402,778

		24,804,976
Information Technology - 0.43%
Hewlett-Packard Company
0.786%, 05/24/2013 (P)	9,900,000	9,806,613
Materials - 1.74%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	292,980
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	800,000	788,000
C8 Capital SPV, Ltd. (6.640% to
12/31/2014, then 3 month
LIBOR + 4.400%) 6.640%, (Q)(S)	4,500,000	2,025,000
CSN Resources SA
6.500%, 07/21/2020 (S)	8,000,000	8,380,000
6.500%, 07/21/2020	2,600,000	2,723,500
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	576,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,216,400
7.250%, 10/20/2017	2,900,000	3,127,650
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,710,020
The Dow Chemical Company
4.850%, 08/15/2012	7,000,000	7,178,577
6.000%, 10/01/2012	800,000	833,715
Vale Overseas, Ltd. 4.625%, 09/15/2020	900,000	899,619

		39,751,461
Telecommunication Services - 0.13%
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	2,985,000
Utilities - 0.65%
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	11,900,000	12,138,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	400,000	409,235
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,376,713	2,427,408

		14,974,643

TOTAL CORPORATE BONDS (Cost $659,781,081)		$641,809,169

CONVERTIBLE BONDS - 0.50%
Energy - 0.50%
Transocean, Inc. 1.500%, 12/15/2037	11,500,000	11,557,500

TOTAL CONVERTIBLE BONDS (Cost $10,715,840)		$11,557,500

TERM LOANS (M) - 0.27%
Financials - 0.27%
Petroleum Export, Ltd.
3.351%, 12/20/2012	1,554,960	1,545,242
Springleaf Finance Funding Company
5.500%, 05/10/2017	5,200,000	4,528,332

		6,073,574

TOTAL TERM LOANS (Cost $6,730,823)		$6,073,574

Municipal Bonds - 4.45%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,190,432

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Municipal Bonds (continued)
Badger Tobacco Asset
Securitization Corp. (Wisconsin)
6.125%, 06/01/2027	$1,120,000	$1,152,872
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,000,000	1,125,800
California State University
6.434%, 11/01/2030	1,200,000	1,340,640
California Statewide Communities
Development Authority
6.400%, 06/01/2039	12,900,000	14,327,901
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,079,980
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	109,287
6.899%, 12/01/2040	2,700,000	3,124,845
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	327,861
6.899%, 12/01/2040	2,600,000	3,009,110
City of Los Angeles, CA
5.713%, 06/01/2039	1,000,000	1,143,620
City of San Antonio, TX
6.308%, 02/01/2037	2,600,000	2,901,262
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,734,712
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	238,334
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	850,000	777,980
Los Angeles Unified School
District (California)
4.500%, 07/01/2023	5,000,000	5,271,050
6.758%, 07/01/2034	2,700,000	3,310,956
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	10,192,834
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	336,750
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,405,000	1,095,127
State of California
5.650%, 04/01/2039 (P)	800,000	844,392
7.500%, 04/01/2034	2,600,000	3,029,910
7.550%, 04/01/2039	900,000	1,069,713
7.600%, 11/01/2040	1,600,000	1,919,120
7.950%, 03/01/2036	17,300,000	19,468,209
State of Illinois
4.071%, 01/01/2014	2,100,000	2,163,147
6.725%, 04/01/2035	800,000	829,456
State of Louisiana
3.000%, 05/01/2043 (P)	2,600,000	2,614,664
State Of Washington - Series C
5.000%, 06/01/2041	5,600,000	5,921,048
Tobacco Securitization Authority of
Southern California
5.125%, 06/01/2046	1,500,000	982,230
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047	3,100,000	2,204,224
Truckee Meadows Water Authority
(Nevada), Series A
5.000%, 07/01/2036	200,000	201,820

245

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (M) (continued)
Municipal Bonds (continued)
University of California
6.270%, 05/15/2031		$5,300,000	$5,783,466

TOTAL MUNICIPAL BONDS (Cost $92,637,832)			$101,822,752

CAPITAL PREFERRED SECURITIES - 1.22%
Financials - 1.22%
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	1,000,000	1,123,333
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%) 12/21/2057		$20,525,000	20,576,313
JPMorgan Chase Capital XX
6.550%, 09/29/2036		400,000	398,517
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%) 01/25/2017 (Q)	GBP	1,500,000	2,176,850
State Street
Capital Trust III 5.337%, (P)(Q)		$2,900,000	2,825,267
State Street Capital Trust IV
1.347%, 06/15/2037 (P)		400,000	272,571
USB Capital IX 3.500%, (P)(Q)		300,000	210,903
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%) 05/09/2032 (S)		321,000	311,370

			27,895,124

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $19,314,725)			$27,895,124

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.89%
Commercial & Residential - 5.18%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.257%, 02/25/2045 (P)		152,738	112,222
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.659%, 05/16/2047 (S)	EUR	716,575	961,305
Series 2010-1A, Class A2B,
2.859%, 05/16/2047 (S)		3,100,000	4,140,834
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.999%, 11/15/2015 (S)		$1,056,026	932,883
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,514,516	2,512,306
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		6,000,000	5,880,000
Series 2011-RR5, Class 12A1,
5.699%, 03/26/2037 (S)		400,000	295,200
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.727%, 11/25/2034 (P)		2,229,833	1,736,152
Series 2004-9, Class 22A1,
3.208%, 11/25/2034 (P)		606,079	563,880
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 2.772%, 09/25/2035 (P)		855,128	558,119
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	415,739

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Inc. (continued)
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		$1,000,000	$1,110,931
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		4,300,000	4,628,533
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)		300,258	245,655
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		721,474	617,666
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		2,900,000	3,094,926
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.537%, 02/25/2037 (P)		5,789,145	2,580,708
Series 2005-62, Class 2A1,
1.218%, 12/25/2035 (P)		7,308,022	3,956,271
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)		397,520	270,123
Series 2004-HYB9, Class 1A1,
2.709%, 02/20/2035 (P)		2,668,647	2,037,638
Series 2004-22, Class A3,
2.746%, 11/25/2034 (P)		1,560,125	1,187,338
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.850%, 03/15/2039 (P)		300,000	317,378
European Loan Conduit, Series 25X,
Class A 1.612%, 05/15/2019 (P)	EUR	217,868	238,590
Granite Master Issuer PLC, Series 2005-1,
Class A5 1.380%, 12/20/2054 (P)		2,996,036	3,832,536
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.337%, 10/25/2046 (P)		$201,298	183,797
Series 2006-AR8, Class 1A1A,
0.337%, 01/25/2047 (P)		180,635	169,727
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		100,000	107,480
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,476,951
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.143%, 03/06/2020 (S)		2,589,255	2,571,997
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.149%, 11/25/2035 (P)		1,567,449	1,364,163
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.922%, 10/15/2054 (S)	EUR	1,700,000	2,276,619
Homebanc Mortgage Trust, Series 2005-4,
Class A1 0.527%, 10/25/2035 (P)		$5,318,596	3,345,525
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	3,103,521
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,115,101
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	422,107

246

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		$1,000,000	$1,061,760
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.021%, 02/25/2035 (P)		623,515	605,351
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		262,331	242,159
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.689%, 12/15/2030 (P)		2,483,598	2,264,323
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.786%, 07/09/2021 (S)		4,998,969	4,576,287
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.467%, 02/25/2036 (P)		940,645	607,166
Series 2005-2, Class 3A,
1.246%, 10/25/2035 (P)		442,224	348,756
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,052,310
MLCC Mortgage Investors, Inc.,
Series 2005-3, Class 4A
0.507%, 11/25/2035 (P)		192,460	157,978
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.309%, 10/15/2020 (S)		262,697	261,397
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		2,809,551	2,920,119
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		200,000	217,388
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.984%, 08/12/2045 (S)		1,000,000	1,098,973
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.417%, 02/25/2037 (P)		14,458,978	8,089,220
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.507%, 02/26/2037 (S)		3,375,496	2,856,304
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.387%, 03/25/2037 (P)		2,491,260	1,231,073
Series 2005-AR5, Class A3,
0.505%, 07/19/2035 (P)		1,841,894	1,509,848
Series 2005-AR8, Class A1A,
0.537%, 02/25/2036 (P)		500,433	242,236
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.646%, 10/25/2035 (S)		715,265	562,552
Titan Europe PLC, Series, 2007-3X,
Class A1 1.262%, 10/23/2016	GBP	6,698,213	8,920,565
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.329%, 06/15/2020 (S)		$2,658,038	2,363,605
Series 2006-WL7A, Class A1,
0.339%, 09/15/2021 (S)		4,723,610	4,492,083
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1 0.527%, 12/25/2045 (P)		2,379,534	1,763,839

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.418%, 11/25/2042 (P)	$150,222	$117,457
Series 2001-7, Class A,
1.427%, 05/25/2041 (P)	92,629	76,791
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.692%, 03/25/2036 (P)	1,528,950	1,181,074
Series 2006-AR2, Class 2A5,
2.692%, 03/25/2036 (P)	4,766,727	3,573,915
Series 2004-CC, Class A1,
4.441%, 01/25/2035 (P)	1,340,205	1,230,587
Series 2005-14, Class 1A9,
5.500%, 12/25/2035	3,723,614	3,692,008

		118,681,045
U.S. Government Agency - 0.71%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.398%, 07/15/2019 (P)	1,203,089	1,202,804
Series 3335, Class FT,
0.398%, 08/15/2019 (P)	2,961,004	2,960,267
Series 3149, Class LF,
0.548%, 05/15/2036 (P)	1,119,343	1,120,787
Series 2637, Class F,
0.648%, 06/15/2018 (P)	133,154	133,330
Series T-63, Class 1A1,
1.431%, 02/25/2045 (P)	143,669	135,941
Federal National Mortgage Association
Series 2007-73, Class A1,
0.317%, 07/25/2037 (P)	1,339,979	1,290,692
Series 2005-120, Class NF,
0.357%, 01/25/2021 (P)	3,675,745	3,673,140
Series 2007-30, Class AF,
0.567%, 04/25/2037 (P)	1,506,918	1,508,304
Series 2003-W6, Class F,
0.607%, 09/25/2042 (P)	1,132,792	1,129,602
Series 2005-75, Class FL,
0.707%, 09/25/2035 (P)	2,837,371	2,847,715
Series 2006-5, Class 3A2,
2.368%, 05/25/2035 (P)	185,565	192,930
Series 2003-21, Class M,
5.000%, 02/25/2017	6,102	6,100

		16,201,612

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $147,100,439)		$134,882,657

ASSET BACKED SECURITIES - 2.00%
Access Group, Series 2008-1, Class A
1.718%, 10/27/2025 (P)	8,205,089	8,239,427
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.317%, 01/25/2037 (P)	855,861	799,100
Series 2007-HE5, Class 1A1,
0.347%, 06/25/2047 (P)	349,703	337,019
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.357%, 05/25/2037 (P)	979,655	871,283
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.577%, 10/25/2035 (P)	576,690	530,661

247

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.348%, 05/16/2016 (S)		$19,505,000	$19,654,592
Countrywide Asset-Backed Certificates,
Series 2007-1, Class 2A1
0.307%, 07/25/2037 (P)		1,598,990	1,560,825
GSAMP Trust, Series 2007-FM1,
Class A2A 0.327%, 12/25/2036 (P)		359,023	235,583
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.545%, 01/20/2034 (P)		1,890,836	1,721,005
Hillmark Funding, Series 2006-1A,
Class A1 0.729%, 05/21/2021 (S)		7,100,000	6,558,135
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.317%, 12/25/2036 (P)		809,814	600,480
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.317%, 03/25/2047 (P)		794,407	650,487
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.817%, 10/25/2034 (P)		58,753	43,323
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.337%, 05/25/2037 (P)		328,499	297,571
Penta CLO SA, Series 2007-1X, Class A1
1.917%, 06/04/2024 (P)	EUR	968,307	1,125,464
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.317%, 12/25/2036 (P)		$527,745	117,915
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,453,567	1,609,797
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.317%, 01/25/2038 (P)		779,338	696,771
Wind River CLO, Ltd., Series 2004-1A,
Class A1 0.680%, 12/19/2016 (S)		213,457	205,296

TOTAL ASSET BACKED SECURITIES (Cost $47,277,517)			$45,854,734

PREFERRED SECURITIES - 0.51%
Financials - 0.51%
Commercial Banks
Wells Fargo & Company,
Series L, 7.500%		11,000	11,594,000

TOTAL PREFERRED SECURITIES (Cost $7,150,000)			$11,594,000

OPTIONS PURCHASED - 0.01%
Call Options - 0.01%
Over the Counter USD Purchased Options
on 1 Year Interest Rate Swaption.
Receive a fixed rate of 2.00% and pay a
floating rate based on 3-month LIBOR
(Expiration Date: 04/30/2012; Strike
Price : $1.25; Counterparty: The Royal
Bank of Scotland PLC) (I)		35,200,000	223,267

TOTAL OPTIONS PURCHASED (Cost $138,908)			$223,267

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 10.54%
Repurchase Agreement - 0.08%
Repurchase Agreement with State
Street Corp. dated 11/30/2011 at
0.010% to be repurchased at $1,972,001
on 12/01/2011, collateralized by
$2,015,000 Federal Home Loan Dicount
Notes, 0.010% due 05/18/2012 (valued
at $2,013,993, including interest)		$1,972,000	$1,972,000
Commercial Paper - 0.25%
Bank of Nova Scotia 0.691%,
08/09/2012 * (P)		3,700,000	3,699,489
Itau Unibanco Holding SA 1.450%,
12/05/2011 *		2,100,000	2,099,665

			5,799,154
U.S. Government - 0.21%
U.S. Treasury Bill
0.005%, 03/08/2012 (D)*		14,000	14,000
0.010%, 01/05/2012 (D)*		270,000	269,999
0.017%, 03/15/2012 (D)*		120,000	119,997
0.017%, 04/19/2012 (D)*		300,000	299,980
0.032%, 04/12/2012 (D)*		1,320,000	1,319,844
0.034%, 02/23/2012 (D)*		400,000	399,976
0.042%, 05/17/2012 (D)*		280,000	279,945
0.049%, 03/01/2012 (D)*		510,000	509,936
0.051%, 05/10/2012 (D)*		1,520,000	1,519,783

			4,733,460
Foreign Government - 10.00%
Japan Treasury Discount Bill
0.090%, 02/27/2012 *	JPY	4,040,000,000	52,075,527
0.092%, 02/20/2012 *		8,780,000,000	113,176,758
0.096%, 01/30/2012 *		2,860,000,000	36,868,483
0.110%, 02/13/2012 *		2,080,000,000	26,812,369

			228,933,137

TOTAL SHORT-TERM INVESTMENTS (Cost $241,725,331)			$241,437,751

Total Investments (Total Return Fund)
(Cost $2,729,655,765) - 119.04%			$2,725,560,575
Other assets and liabilities, net - (19.04%)			(435,951,146)

TOTAL NET ASSETS - 100.00%			$2,289,609,429

SALE
COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (0.48)%
Federal National Mortgage Association
3.500%, TBA		$(2,000,000)	(2,038,653)
3.500%, TBA		(4,000,000)	(4,067,306)
6.000%, TBA		(4,500,000)	(4,925,723)

			(11,031,682)
Government National Mortgage Association - (0.02)%
Government National Mortgage
Association 3.500%,		(500,000)	(518,257)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(11,538,750))			$(11,549,939)

248

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 80.66%
Consumer Discretionary - 22.33%
Allbritton Communications Company
8.000%, 05/15/2018	$1,925,000	$1,828,750
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	2,525,000	2,379,813
American Greetings Corp.
7.375%, 12/01/2021	575,000	581,469
American Tire Distributors, Inc.
9.750%, 06/01/2017	1,350,000	1,350,000
Ameristar Casinos, Inc.
7.500%, 04/15/2021	1,875,000	1,875,000
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,925,000	5,048,125
CCH II LLC
13.500%, 11/30/2016	4,500,000	5,186,250
CCO Holdings LLC
7.375%, 06/01/2020	875,000	888,125
7.875%, 04/30/2018	825,000	854,906
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	465,000	475,463
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	900,000	967,500
Chukchansi Economic Development Authority
4.159%, 11/15/2012 (P)(S)	875,000	481,250
8.000%, 11/15/2013 (S)	1,317,000	744,105
Cinemark USA, Inc.
7.375%, 06/15/2021	1,075,000	1,072,313
8.625%, 06/15/2019	4,775,000	5,133,125
CityCenter Holdings LLC
7.625%, 01/15/2016 (S)	225,000	222,750
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017 (S)	1,662,543	1,645,918
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,015,375
CSC Holdings LLC
8.500%, 04/15/2014	2,175,000	2,411,531
DineEquity, Inc.
9.500%, 10/30/2018	4,300,000	4,450,500
DISH DBS Corp.
6.625%, 10/01/2014	2,250,000	2,331,563
7.750%, 05/31/2015	2,750,000	2,901,250
EchoStar DBS Corp.
7.125%, 02/01/2016	125,000	128,438
Fisher Communications, Inc.
8.625%, 09/15/2014	1,473,000	1,496,936
Ford Motor Credit Company LLC
7.000%, 10/01/2013	820,000	865,598
8.000%, 12/15/2016	4,475,000	5,030,177
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)	1,400,000	1,394,589
Gray Television, Inc.
10.500%, 06/29/2015	2,305,000	2,143,650
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	6,560,000
Interactive Data Corp.
10.250%, 08/01/2018	1,750,000	1,872,500
Lamar Media Corp.
7.875%, 04/15/2018	800,000	826,000
9.750%, 04/01/2014	3,370,000	3,681,725
Limited Brands, Inc.
6.625%, 04/01/2021	625,000	651,563
Lin Television Corp.
8.375%, 04/15/2018	700,000	707,000
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)	1,659,250	1,559,695

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mac-Gray Corp.
7.625%, 08/15/2015	$2,314,000	$2,360,280
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	2,700,000	2,814,750
Nielsen Finance LLC
7.750%, 10/15/2018	6,535,000	6,910,763
11.500%, 05/01/2016	509,000	580,260
RadioShack Corp.
6.750%, 05/15/2019	1,425,000	1,229,063
Regal Cinemas Corp.
8.625%, 07/15/2019	5,515,000	5,832,113
Regal Entertainment Group
9.125%, 08/15/2018	700,000	731,500
Rent-A-Center, Inc.
6.625%, 11/15/2020	520,000	520,000
Salem Communications Corp.
9.625%, 12/15/2016	3,511,000	3,668,995
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,916,000	3,098,251
7.000%, 06/15/2017 to 05/15/2019	4,150,000	4,410,438
7.500%, 04/01/2027	1,273,000	1,218,898
7.625%, 10/01/2018	80,000	87,800
8.000%, 11/15/2021	1,000,000	1,095,000
Speedway Motorsports, Inc.
6.750%, 02/01/2019	300,000	298,500
The Gap, Inc.
5.950%, 04/12/2021	800,000	756,063
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	1,377,000	1,466,505
Toys R Us Property Company II LLC
8.500%, 12/01/2017	1,500,000	1,533,750
Toys R Us Property Company LLC
10.750%, 07/15/2017	2,400,000	2,586,000
Videotron Ltee
6.375%, 12/15/2015	1,195,000	1,209,938
6.875%, 01/15/2014	1,373,000	1,378,149
9.125%, 04/15/2018	1,660,000	1,821,850
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	2,670,000	2,703,375

		121,075,193
Consumer Staples - 1.72%
B&G Foods, Inc.
7.625%, 01/15/2018	697,000	724,009
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,915,000
Darling International, Inc.
8.500%, 12/15/2018	150,000	165,000
NCO Group, Inc.
11.875%, 11/15/2014	3,625,000	3,593,281
Susser Holdings LLC
8.500%, 05/15/2016	1,800,000	1,930,500

		9,327,790
Energy - 13.02%
Arch Coal, Inc.
8.750%, 08/01/2016	2,775,000	3,031,688
Bristow Group, Inc.
7.500%, 09/15/2017	825,000	849,750
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017	100,000	105,500
8.500%, 12/15/2019	650,000	695,500
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	6,247,000	6,653,055

249

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Consol Energy Inc.
8.000%, 04/01/2017	$300,000	$319,500
8.250%, 04/01/2020	260,000	279,500
Denbury Resources, Inc.
6.375%, 08/15/2021	475,000	484,500
8.250%, 02/15/2020	3,014,000	3,273,958
Dresser-Rand Group, Inc.
6.500%, 05/01/2021 (S)	1,375,000	1,350,938
El Paso Corp.
6.500%, 09/15/2020	440,000	469,318
6.950%, 06/01/2028	1,325,000	1,381,313
7.000%, 06/15/2017	3,800,000	4,128,685
7.250%, 06/01/2018	2,650,000	2,873,170
7.800%, 08/01/2031	1,425,000	1,638,750
8.050%, 10/15/2030	700,000	812,000
8.250%, 02/15/2016	525,000	598,500
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	192,302
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,681,313
Energy Transfer Equity LP
7.500%, 10/15/2020	4,715,000	4,880,025
Forest Oil Corp.
7.250%, 06/15/2019	2,350,000	2,326,500
8.500%, 02/15/2014	250,000	268,750
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,325,000	3,325,000
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	1,550,000	1,581,000
Hornbeck Offshore Services, Inc. (1.625%
Steps down to 1.375% on 11/15/2013)
1.625%, 11/15/2026	3,800,000	3,838,000
Inergy LP
6.875%, 08/01/2021	1,050,000	997,500
7.000%, 10/01/2018	725,000	710,500
Oil States International, Inc.
6.500%, 06/01/2019	1,550,000	1,557,750
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	3,243,825
PHI, Inc.
8.625%, 10/15/2018	4,925,000	4,814,188
Regency Energy Partners LP
6.875%, 12/01/2018	350,000	365,750
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	990,000
7.500%, 11/30/2016	9,045,000	8,965,856
7.500%, 11/30/2016 (S)	1,563,000	1,486,804
Teekay Corp.
8.500%, 01/15/2020	475,000	452,438

		70,623,126
Financials - 11.27%
Ally Financial, Inc.
6.750%, 12/01/2014	725,000	710,500
8.000%, 03/15/2020 to 11/01/2031	3,575,000	3,410,750
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,500,000	2,362,500
CIT Group, Inc.
5.250%, 04/01/2014 (S)	3,650,000	3,577,000
7.000%, 05/01/2015 to 05/01/2017	7,186,532	7,111,748
7.000%, 05/04/2015 (S)	3,167,000	3,147,206
DuPont Fabros Technology LP
8.500%, 12/15/2017	4,550,000	4,800,250

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	$2,000,000	$1,791,960
Felcor Lodging LP
6.750%, 06/01/2019	1,800,000	1,674,000
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,579,750
MPT Operating Partnership LP
6.875%, 05/01/2021	2,325,000	2,301,750
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	2,103,750
Nuveen Investments, Inc.
5.500%, 09/15/2015	8,989,000	7,528,288
10.500%, 11/15/2015	2,145,000	2,048,475
10.500%, 11/15/2015 (S)	900,000	850,500
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	2,905,750
Oppenheimer Holdings, Inc.
8.750%, 04/15/2018	1,500,000	1,389,375
Sabra Health Care LP
8.125%, 11/01/2018	2,665,000	2,615,031
Springleaf Finance Corp.
5.400%, 12/01/2015	500,000	341,250
5.750%, 09/15/2016	1,650,000	1,093,125
6.500%, 09/15/2017	1,200,000	787,500
6.900%, 12/15/2017	2,400,000	1,614,000
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	2,835,000
Ventas Realty LP
6.500%, 06/01/2016	500,000	513,216

		61,092,674
Health Care - 4.26%
Biomet, Inc.
10.000%, 10/15/2017	100,000	107,750
11.625%, 10/15/2017	3,765,000	4,028,550
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,291,875
Community Health Systems, Inc.
8.875%, 07/15/2015	2,023,000	2,078,633
Emergency Medical Services Corp.
8.125%, 06/01/2019	550,000	540,375
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	425,000	416,500
6.875%, 07/15/2017	700,000	742,000
HCA, Inc.
6.500%, 02/15/2020	2,100,000	2,089,500
7.500%, 02/15/2022	400,000	394,000
8.500%, 04/15/2019	3,375,000	3,645,000
Health Management Associates, Inc.
6.125%, 04/15/2016	2,100,000	2,136,750
7.375%, 01/15/2020 (S)	300,000	301,875
Healthsouth Corp.
7.250%, 10/01/2018	600,000	584,250
7.750%, 09/15/2022	500,000	485,000
Mylan, Inc.
6.000%, 11/15/2018 (S)	375,000	374,063
7.625%, 07/15/2017 (S)	850,000	903,125
7.875%, 07/15/2020 (S)	175,000	186,375
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,825,000	2,803,813

		23,109,434
Industrials - 3.28%
Columbus Mckinnon Corp.
7.875%, 02/01/2019	1,075,000	1,085,750

250

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Corrections Corp. of America
7.750%, 06/01/2017	$1,000,000	$1,085,000
Crown Americas LLC
7.625%, 05/15/2017	700,000	764,750
GEO Group, Inc.
7.750%, 10/15/2017	1,835,000	1,931,338
Griffon Corp.
7.125%, 04/01/2018	500,000	482,500
Interface, Inc.
7.625%, 12/01/2018	200,000	208,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	1,125,000	1,136,250
6.750%, 09/01/2016 (S)	1,125,000	1,130,625
7.125%, 09/01/2018 (S)	1,725,000	1,759,500
Iron Mountain, Inc.
8.000%, 06/15/2020	3,150,000	3,228,750
8.375%, 08/15/2021	25,000	26,250
RailAmerica, Inc.
9.250%, 07/01/2017	3,755,000	4,092,950
Titan International, Inc.
7.875%, 10/01/2017	450,000	467,438
TransDigm, Inc.
7.750%, 12/15/2018	400,000	412,000

		17,811,101
Information Technology - 4.91%
Aspect Software, Inc.
10.625%, 05/15/2017	400,000	406,000
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	300,000	302,250
Avaya, Inc.
9.750%, 11/01/2015	1,350,000	1,056,375
CDW LLC
12.535%, 10/12/2017	350,000	346,500
Equinix, Inc.
7.000%, 07/15/2021	75,000	77,344
8.125%, 03/01/2018	1,700,000	1,810,500
Fidelity National Information Services, Inc.
7.625%, 07/15/2017	675,000	715,500
7.875%, 07/15/2020	2,725,000	2,888,500
First Data Corp.
11.250%, 03/31/2016	5,360,000	4,368,400
Seagate HDD Cayman
6.875%, 05/01/2020	425,000	431,375
7.000%, 11/01/2021 (S)	500,000	500,000
7.750%, 12/15/2018 (S)	1,575,000	1,622,250
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	901,250
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,592,000
7.375%, 11/15/2018	650,000	640,250
7.625%, 11/15/2020	325,000	321,750
10.250%, 08/15/2015	8,414,000	8,666,420

		26,646,664
Materials - 3.07%
Celanese US Holdings LLC
6.625%, 10/15/2018	1,400,000	1,463,000
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	725,000	572,750
Graham Packaging Company LP
9.875%, 10/15/2014	5,270,000	5,335,875
Koppers, Inc.
7.875%, 12/01/2019	100,000	103,250

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Novelis, Inc.
8.375%, 12/15/2017	$700,000	$728,000
8.750%, 12/15/2020	3,150,000	3,323,250
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,080,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,674,000
Solutia, Inc.
7.875%, 03/15/2020	1,050,000	1,118,250
8.750%, 11/01/2017	1,150,000	1,242,000

		16,640,375
Telecommunication Services - 10.94%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	5,175,000	5,576,063
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020	7,575,000	7,295,750
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,850,063
9.000%, 01/15/2015	625,000	679,688
GCI, Inc.
6.750%, 06/01/2021	850,000	813,875
8.625%, 11/15/2019	4,825,000	5,042,125
Intelsat Jackson Holdings SA
7.250%, 10/15/2020	175,000	166,688
7.500%, 04/01/2021 (S)	1,050,000	997,500
9.500%, 06/15/2016	1,550,000	1,615,875
11.250%, 06/15/2016	7,475,000	7,774,000
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,625,000	2,290,313
7.875%, 09/01/2018	1,700,000	1,640,500
SBA Telecommunications, Inc.
8.000%, 08/15/2016	650,000	695,500
8.250%, 08/15/2019	825,000	887,906
Sprint Capital Corp.
6.875%, 11/15/2028	1,575,000	1,098,563
8.750%, 03/15/2032	14,640,000	11,382,600
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	1,975,000	1,989,813
11.500%, 11/15/2021 (S)	675,000	636,188
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,534,000	4,647,350
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	2,125,000	2,231,250

		59,311,610
Utilities - 5.86%
AmeriGas Partners LP
6.250%, 08/20/2019	2,000,000	1,940,000
6.500%, 05/20/2021	800,000	776,000
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	637,500
Calpine Corp.
7.250%, 10/15/2017 (S)	6,726,000	6,860,520
DPL, Inc.
7.250%, 10/15/2021 (S)	2,125,000	2,236,563
Ferrellgas LP
9.125%, 10/01/2017	4,100,000	4,223,000
Ferrellgas Partners LP
8.625%, 06/15/2020	1,349,000	1,288,295
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	4,420,000	4,641,000
NRG Energy, Inc.
7.375%, 01/15/2017	6,125,000	6,370,000

251

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
7.375%, 03/15/2020	$2,700,000	$2,787,750

		31,760,628

TOTAL CORPORATE BONDS (Cost $432,313,043)		$437,398,595

CAPITAL PREFERRED SECURITIES - 0.21%
Financials - 0.21%
Emigrant Capital Trust I
2.818%, 12/10/2033 (P)(S)	2,450,000	1,177,517

TOTAL CAPITAL PREFERRED SECURITIES (Cost $960,449)		$1,177,517

TERM LOANS (M) - 14.54%
Consumer Discretionary - 5.89%
Advantage Sales & Marketing LLC
9.250%, 06/18/2018	600,000	571,500
Allison Transmission, Inc.
2.750%, 08/07/2014	2,721,790	2,620,858
Barrington Broadcasting Group LLC
4.499%, 08/12/2013	976,263	933,551
CCM Merger, Inc.
7.000%, 03/01/2017	3,750,848	3,718,028
CCO Holdings LLC
2.760%, 09/05/2014	4,900,000	4,691,750
Coinmach Service Corp.
3.270%, 11/20/2014	3,933,866	3,540,479
Federal-Mogul Corp.
2.188%, 12/29/2014	2,392,284	2,208,377
2.188%, 12/28/2015	2,497,057	2,305,096
Gray Television, Inc.
3.750%, 12/31/2014	2,565,088	2,508,443
HHI Holdings LLC
7.002%, 03/21/2017	796,000	782,070
Local TV On Satellite LLC
2.260%, 05/07/2013	3,358,525	3,224,184
Pep Boys-Manny Moe & Jack
2.330%, 10/28/2013	232,140	225,176
Regal Cinemas Corp.
3.369%, 08/23/2017	198,500	196,102
The Goodyear Tire & Rubber Company
1.930%, 04/30/2014	2,850,000	2,743,125
Web Service Company LLC
7.000%, 08/28/2014	1,693,816	1,676,878

		31,945,617
Financials - 2.52%
Amwins Group, Inc.
4.592%, 06/08/2013	2,147,807	2,083,372
5.860%, 06/08/2014	1,950,000	1,837,875
Arrowhead General Insurance Agency, Inc.
7.500%, 03/03/2017	895,500	882,068
Capital Automotive LP
5.000%, 03/10/2017	3,811,779	3,687,896
LPL Holdings, Inc.
2.033%, 06/28/2013	480,910	474,297
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,400,000	2,960,832
Swett & Crawford
2.510%, 04/03/2014	385,859	295,182
5.760%, 10/03/2014	2,650,000	1,457,500

		13,679,022
Health Care - 0.77%
Community Health Systems, Inc.
2.510%, 07/25/2014	112,990	108,922

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Community Health Systems, Inc. (continued)
2.754%, 07/25/2014	$2,200,052	$2,120,850
HCA, Inc.
2.869%, 05/01/2016	2,060,750	1,935,817

		4,165,589
Industrials - 0.33%
KAR Auction Services, Inc.
5.000%, 05/19/2017	1,799,640	1,768,147
Information Technology - 1.10%
First Data Corp.
3.007%, 09/24/2014	500,000	441,250
3.007%, 09/24/2014	5,878,285	5,191,261
SunGard Data Systems, Inc.
1.999%, 02/28/2014	352,018	345,638

		5,978,149
Materials - 0.14%
Chemtura Corp.
5.500%, 08/27/2016	750,000	750,469
Telecommunication Services - 1.27%
Fairpoint Communications, Inc.
6.500%, 01/22/2016	4,300,000	3,403,450
Level 3 Financing, Inc.
2.648%, 03/13/2014	2,450,000	2,301,469
Mission Broadcasting, Inc.
5.000%, 09/30/2016	462,150	455,218
Nexstar Broadcasting, Inc.
5.000%, 09/30/2016	722,862	712,019

		6,872,156
Utilities - 2.52%
Texas Competitive Electric
Holdings Company LLC
3.764%, 10/10/2014	18,554,267	13,442,566
4.748%, 10/10/2017	375,000	244,201

		13,686,767

TOTAL TERM LOANS (Cost $80,381,685)		$78,845,916

COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $750,000)		$33,750

PREFERRED SECURITIES - 0.13%
Consumer Discretionary - 0.01%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	$1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC (I)	840	15,120

		37,980
Financials - 0.12%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	684,000

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$721,980

SHORT-TERM INVESTMENTS - 4.84%
Money Market Funds - 4.83%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	26,193,630	26,193,630

252

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.01%
Repurchase Agreement with State Street Bank
dated 11/30/2011 at 0.010% to be
repurchased at $46,739 on 12/01/2011,
collateralized by $50,000 U.S. Treasury
Notes, 1.375% due 05/15/2013 (valued at
$50,836, including interest)	$46,739	$46,739

TOTAL SHORT-TERM INVESTMENTS (Cost $26,240,369)		$26,240,369

Total Investments (U.S. High Yield Bond Fund)
(Cost $541,756,546) - 100.39%		$544,418,127
Other assets and liabilities, net - (0.39%)		(2,126,967)

TOTAL NET ASSETS - 100.00%		$542,291,160

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.19%
Consumer Discretionary - 13.15%
Automobiles - 2.84%
Harley-Davidson, Inc.	124,745	$4,586,873
Hotels, Restaurants & Leisure - 2.34%
Darden Restaurants, Inc.	79,173	3,777,344
Household Durables - 5.83%
Mohawk Industries, Inc. (I)	76,413	4,169,093
Newell Rubbermaid, Inc.	341,506	5,225,042

		9,394,135
Specialty Retail - 2.14%
Staples, Inc.	238,886	3,442,347

		21,200,699
Consumer Staples - 9.63%
Food & Staples Retailing - 5.15%
Safeway, Inc.	256,377	5,127,540
Sysco Corp.	111,118	3,171,308

		8,298,848
Food Products - 3.32%
ConAgra Foods, Inc.	212,250	5,361,435
Personal Products - 1.16%
Avon Products, Inc.	109,643	1,863,931

		15,524,214
Energy - 9.65%
Oil, Gas & Consumable Fuels - 9.65%
El Paso Corp.	131,940	3,299,819
Murphy Oil Corp.	58,487	3,270,593
Pioneer Natural Resources Company	40,930	3,869,522
The Williams Companies, Inc.	158,770	5,125,096

		15,565,030
Financials - 17.92%
Capital Markets - 2.80%
Northern Trust Corp.	90,055	3,388,770
The Charles Schwab Corp.	94,340	1,128,306

		4,517,076
Commercial Banks - 5.76%
BB&T Corp.	138,971	3,219,958
Comerica, Inc.	114,860	2,896,769

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wintrust Financial Corp.	113,899	$3,165,253

		9,281,980
Insurance - 7.87%
ACE, Ltd.	65,985	4,587,937
Marsh & McLennan Companies, Inc.	151,708	4,580,065
Willis Group Holdings PLC	99,708	3,515,704

		12,683,706
Real Estate Investment Trusts - 1.49%
Weingarten Realty Investors	116,500	2,410,385

		28,893,147
Health Care - 4.30%
Health Care Providers & Services - 4.30%
Brookdale Senior Living, Inc. (I)	218,357	3,395,451
HealthSouth Corp. (I)	204,307	3,530,425

		6,925,876
Industrials - 6.15%
Electrical Equipment - 2.30%
The Babcock & Wilcox Company (I)	163,847	3,716,050
Machinery - 2.97%
Snap-On, Inc.	93,386	4,790,702
Road & Rail - 0.88%
Swift Transporation Company (I)	165,687	1,411,653

		9,918,405
Information Technology - 9.71%
Computers & Peripherals - 2.16%
Diebold, Inc.	115,132	3,473,532
Electronic Equipment, Instruments & Components - 1.38%
Flextronics International, Ltd. (I)	373,407	2,229,240
IT Services - 3.12%
Fidelity National Information Services, Inc.	208,712	5,027,872
Office Electronics - 3.05%
Zebra Technologies Corp., Class A (I)	129,921	4,918,809

		15,649,453
Materials - 7.53%
Chemicals - 5.42%
Valspar Corp.	110,320	4,068,602
W.R. Grace & Company (I)	111,952	4,665,040

		8,733,642
Containers & Packaging - 2.11%
Sonoco Products Company	104,660	3,399,357

		12,132,999
Telecommunication Services - 3.22%
Diversified Telecommunication Services - 3.22%
TW Telecom, Inc. (I)	276,202	5,189,836
Utilities - 7.93%
Electric Utilities - 4.00%
Edison International	143,175	5,628,209
Great Plains Energy, Inc.	38,663	813,470

		6,441,679
Multi-Utilities - 3.93%
CenterPoint Energy, Inc.	155,672	3,097,873

253

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Wisconsin Energy Corp.	97,694	$3,241,487

		6,339,360

		12,781,039

TOTAL COMMON STOCKS (Cost $120,147,694)		$143,780,698

PREFERRED SECURITIES - 0.80%
Health Care - 0.80%
HealthSouth Corp., 6.500%	$1,470	$1,286,250

TOTAL PREFERRED SECURITIES (Cost $1,217,978)		$1,286,250

SHORT-TERM INVESTMENTS - 9.92%
Money Market Funds - 9.92%
State Street Institutional Liquid Reserves
Fund, 0.1683% (Y)	15,991,922	15,991,922

TOTAL SHORT-TERM INVESTMENTS (Cost $15,991,922)		$15,991,922

Total Investments (Value Fund) (Cost $137,357,594) - 99.91%		$161,058,870
Other assets and liabilities, net - 0.09%		145,250

TOTAL NET ASSETS - 100.00%		$161,204,120

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 83.85%
Consumer Discretionary - 4.20%
Household Durables - 0.97%
Newell Rubbermaid, Inc.	168,000	$2,570,400
Specialty Retail - 3.23%
TJX Companies, Inc. (L)	138,000	8,514,600

		11,085,000
Consumer Staples - 4.57%
Food Products - 0.15%
Dole Food Company, Inc. (I)(L)	47,500	401,375
Tobacco - 4.42%
Lorillard, Inc.	104,500	11,664,290

		12,065,665
Energy - 20.55%
Oil, Gas & Consumable Fuels - 20.55%
Alpha Natural Resources, Inc. (I)	204,000	4,896,000
Anadarko Petroleum Corp.	71,000	5,770,170
Apache Corp.	23,500	2,336,840
ConocoPhillips (L)	118,000	8,415,760
Consol Energy, Inc.	183,500	7,640,940
Devon Energy Corp.	113,400	7,423,164
Murphy Oil Corp.	52,000	2,907,840
Noble Energy, Inc.	80,000	7,871,200
Petroleo Brasileiro SA, ADR	259,000	6,990,410

		54,252,324
Financials - 9.85%
Capital Markets - 2.31%
Apollo Investment Corp.	221,000	1,593,410
Invesco, Ltd.	223,000	4,515,750

		6,109,160

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 0.85%
JPMorgan Chase & Company	72,000	$2,229,840
Insurance - 6.25%
ACE, Ltd.	141,000	9,803,730
Hartford Financial Services Group, Inc.	50,000	888,000
Loews Corp.	70,000	2,690,100
MetLife, Inc.	99,000	3,116,520

		16,498,350
Real Estate Investment Trusts - 0.44%
Weyerhaeuser Company (L)	69,500	1,166,905

		26,004,255
Health Care - 6.73%
Biotechnology - 0.29%
Vertex Pharmaceuticals, Inc. (I)	26,000	753,740
Health Care Equipment & Supplies - 0.92%
Baxter International, Inc.	47,000	2,428,020
Health Care Providers & Services - 3.19%
AmerisourceBergen Corp. (L)	186,500	6,928,475
CIGNA Corp.	34,000	1,503,820

		8,432,295
Pharmaceuticals - 2.33%
Merck & Company, Inc.	28,300	1,011,725
Pfizer, Inc.	173,500	3,482,145
Warner Chilcott PLC, Class A (I)	106,000	1,666,320

		6,160,190

		17,774,245
Industrials - 16.36%
Aerospace & Defense - 2.10%
AerCap Holdings NV (I)	249,000	2,679,240
United Technologies Corp.	37,500	2,872,500

		5,551,740
Airlines - 1.93%
Copa Holdings SA, Class A	79,000	5,100,240
Construction & Engineering - 0.77%
AECOM Technology Corp. (I)	94,500	2,027,025
Industrial Conglomerates - 1.79%
Tyco International, Ltd.	98,400	4,719,264
Machinery - 5.16%
AGCO Corp. (I)	77,500	3,545,625
Eaton Corp.	155,500	6,983,505
Stanley Black & Decker, Inc.	47,000	3,075,210

		13,604,340
Road & Rail - 4.61%
Union Pacific Corp.	117,700	12,171,357

		43,173,966
Information Technology - 7.78%
Communications Equipment - 3.49%
Cisco Systems, Inc.	127,500	2,376,600
Harris Corp. (L)	192,500	6,853,000

		9,229,600
Electronic Equipment, Instruments & Components - 0.45%
Corning, Inc.	90,000	1,194,300
IT Services - 3.35%
International Business Machines Corp.	47,000	8,836,000

254

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Electronics - 0.49%
Xerox Corp.	158,000	$1,287,700

		20,547,600
Materials - 10.87%
Chemicals - 6.40%
Celanese Corp., Series A	217,000	10,088,330
Lanxess AG	58,000	3,241,882
Methanex Corp.	61,000	1,491,450
PPG Industries, Inc.	23,500	2,062,125

		16,883,787
Metals & Mining - 4.47%
Cliffs Natural Resources, Inc.	32,500	2,203,825
Freeport-McMoRan Copper & Gold, Inc. (L)	140,200	5,551,920
Grupo Mexico SAB de CV, Series B	331,362	887,715
Molycorp, Inc. (I)(L)	17,600	595,760
Southern Copper Corp. (L)	82,500	2,568,225

		11,807,445

		28,691,232
Telecommunication Services - 2.94%
Diversified Telecommunication Services - 0.45%
Windstream Corp.	100,000	1,176,000
Wireless Telecommunication Services - 2.49%
America Movil SAB de CV,
Series L, ADR (L)	276,000	6,574,320

		7,750,320

TOTAL COMMON STOCKS (Cost $129,629,646)		$221,344,607

PREFERRED SECURITIES - 1.06%
Financials - 0.90%
Diversified Financial Services - 0.90%
2009 Dole Food Automatic Common
Exchange Security Trust, 7.000% (I)(S)	$141,500	$1,194,663
Citigroup, Inc., 7.500% (I)	14,000	1,179,500

		2,374,163

		2,374,163
Materials - 0.16%
Metals & Mining - 0.16%
Molycorp, Inc.	6,000	416,100

TOTAL PREFERRED SECURITIES (Cost $3,349,110)		$2,790,263

CONVERTIBLE BONDS - 0.32%
Financials - 0.32%
Apollo Investment Corp.
5.750%, 01/15/2016 (S)	957,000	842,160

TOTAL CONVERTIBLE BONDS (Cost $944,810)		$842,160

STAPLED UNITS - 0.79%
Telecommunication Services - 0.79%
HKT Trust (I)	3,550,000	2,074,594

TOTAL STAPLED UNITS (Cost $2,083,742)		$2,074,594

SECURITIES LENDING COLLATERAL - 8.98%
John Hancock Collateral
Investment Trust, 0.3328% (W)(Y)	2,370,161	23,718,441

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,709,122)		$23,718,441

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.41%
Repurchase Agreement - 0.41%
Repurchase Agreement with State Street Corp.
dated 11/30/2011 at 0.010% to be
repurchased at $1,082,000 on 12/01/2011,
collateralized by $1,105,000 Federal Home
Loan Mortgage Corp., 0.500% due
08/23/2013 (valued at $1,106,381,
including interest)	$1,082,000	$1,082,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,082,000)		$1,082,000

Total Investments (Value & Restructuring Fund)
(Cost $160,798,430) - 95.41%		$251,852,065
Other assets and liabilities, net - 4.59%		12,118,674

TOTAL NET ASSETS - 100.00%		$263,970,739

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.

255

John Hancock Funds II

Portfolio of Investments — November 30, 2011 (Unaudited) (showing percentage of total net assets)

(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of November 30, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment where the rate will be determined at time
of settlement.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of Investments.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
November 30, 2011.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

256

Notes to Portfolio of Investments (Unaudited)
Three Month Period Ended November 30, 2011

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments for All Cap Core Fund, All Cap Value Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifecycle 2050 Portfolio, Redwood Fund, Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio, Retirement 2050 Portfolio, Small Company Growth Fund and Value Fund, are categorized as Level 1 under the hierarchy described above.

For Index 500 Fund, Large Cap Fund, Mid Cap Growth Index Fund, Mid Cap Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund, Small Cap Growth Fund, Small Cap Value Fund, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

For Short Term Government Income Fund, all investments are categorized as Level 2 under the hierarchy described above.

The following is a summary of the values by input classification of the Funds’ investments as of November 30, 2011, by major security category or type:

				Level 3
				Significant
	Total Market Value at		Level 2 Significant	Unobservable
	11-30-11	Level 1 Quoted Price	Observable Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$515,062,112	-	$515,062,112	-
Foreign Government Obligations	127,824	-	127,824	-
Corporate Bonds	466,029,430	-	465,335,567	$693,863
Capital Preferred Securities	13,090,213	-	13,090,213	-
Convertible Bonds	606,880	-	606,880	-

257

Term Loans	3,821,313	-	3,821,313	-
Municipal Bonds	3,031,909	-	3,031,909	-
Collateralized Mortgage Obligations	168,532,769	-	168,479,039	53,730
Asset Backed Securities	32,378,211	-	31,821,711	556,500
Common Stocks	11,624	-	52	11,572
Preferred Securities	4,297,795	$3,632,708	438,587	226,500
Securities Lending Collateral	2,258,576	2,258,576	-	-
Short-Term Investments	135,432,130	131,633,130	3,799,000	-
Total Investments in Securities	$1,344,680,786	$137,524,414	$1,205,614,207	$1,542,165
Other Financial Instruments:
Futures	($142,718)	($142,718)	-	-

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$253,099,384	$247,551,135	$5,548,249	-
Consumer Staples	111,158,737	94,064,219	17,094,518	-
Energy	128,916,056	108,433,170	20,482,886	-
Financials	129,282,643	111,498,769	17,783,874	-
Health Care	148,565,671	147,477,878	1,087,793	-
Industrials	144,671,455	135,075,294	9,596,161	-
Information Technology	227,426,644	219,551,967	7,874,677	-
Materials	84,094,058	72,496,399	11,380,457	$217,202
Telecommunication Services	14,439,283	11,338,605	3,100,678	-
Utilities	8,983,587	8,983,587	-	-
Preferred Securities
Consumer Staples	144,396	144,396	-	-
Financials	26,404	26,404	-	-
Securities Lending Collateral	158,748,296	158,748,296	-	-
Short-Term Investments	32,000,000	-	32,000,000	-
Total Investments in Securities	$1,441,556,614	$1,315,390,119	$125,949,293	$217,202

Blue Chip Growth Fund

Common Stocks

258

Consumer Discretionary	$446,766,670	$446,766,670	-	-
Consumer Staples	14,593,965	14,593,965	-	-
Energy	167,682,210	167,682,210	-	-
Financials	143,576,785	143,576,785	-	-
Health Care	175,494,188	175,494,188	-	-
Industrials	306,395,692	306,395,692	-	-
Information Technology	602,586,335	571,711,869	$15,931,177	$14,943,289
Materials	78,270,787	78,270,787	-	-
Telecommunication Services	42,176,858	42,176,858	-	-
Securities Lending Collateral	81,990,762	81,990,762	-	-
Short-Term Investments	13,149,601	13,149,601	-	-
Total Investments in Securities	$2,072,683,853	$2,041,809,387	$15,931,177	$14,943,289

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$392,172,125	$344,678,915	$47,493,210	-
Consumer Staples	101,526,759	101,526,759	-	-
Energy	119,679,582	119,679,582	-	-
Financials	55,733,806	55,733,806	-	-
Health Care	221,984,679	221,984,679	-	-
Industrials	105,183,213	105,183,213	-	-
Information Technology	520,839,259	511,513,429	9,325,830	-
Materials	50,555,187	50,555,187	-	-
Telecommunication Services	28,653,055	28,653,055	-	-
Securities Lending Collateral	140,296,900	140,296,900	-	-
Short-Term Investments	7,008,917	7,008,917	-	-
Total Investments in Securities	$1,743,633,482	$1,686,814,442	$56,819,040	-

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$120,249,427	$120,249,427	-	-
Consumer Staples	87,476,400	87,476,400	-	-
Energy	82,021,790	82,021,790	-	-

259

Financials	97,996,237	93,976,312	$4,019,925	-
Health Care	121,501,332	121,501,332	-	-
Industrials	136,869,861	122,915,371	13,954,490	-
Information Technology	131,996,725	131,996,725	-	-
Materials	1,219,680	1,219,680	-	-
Telecommunication Services	34,973,064	34,973,064	-	-
Utilities	25,315,813	25,315,813	-	-
Preferred Securities
Consumer Discretionary	7,143,542	7,143,542	-	-
Financials	6,255,900	6,255,900	-	-
Utilities	2,738,004	2,738,004	-	-
Corporate Bonds
Consumer Discretionary	11,383,697	-	11,383,697	-
Consumer Staples	528,278	-	528,278	-
Energy	12,368,520	-	12,368,520	-
Financials	2,774,732	-	2,774,732	-
Industrials	9,108,863	-	9,108,863	-
Information Technology	352,500	-	352,500	-
Telecommunication Services	6,581,575	-	6,581,575	-
Utilities	2,386,192	-	2,386,192	-
Convertible Bonds
Consumer Discretionary	3,631,865	-	3,631,865	-
Energy	4,517,250	-	4,517,250	-
Financials	3,436,570	-	3,436,570	-
Health Care	212,021	-	212,021	-
Industrials	809,250	-	809,250	-
Information Technology	5,709,833	-	5,709,833	-
Telecommunication Services	235,099	-	235,099	-
Term Loans
Consumer Discretionary	57,768,148	-	57,768,148	-
Consumer Staples	25,418,930	-	25,418,930	-
Financials	13,730,623	-	13,730,623	-
Health Care	5,579,647	-	5,579,647	-

260

Industrials	2,530,188	-	2,530,188	-
Information Technology	34,231,554	-	34,231,554	-
Materials	1,478,720	-	1,478,720	-
Telecommunication Services	24,432,841	-	24,432,841	-
Securities Lending Collateral	32,460,510	32,460,510	-	-
Short-Term Investments	249,381,443	249,381,443	-	-
Total Investments in Securities	$1,366,806,624	$1,119,625,313	$247,181,311	-

Core Bond Fund

U.S. Government & Agency Obligations	$372,257,773	-	$372,257,773	-
Foreign Government Obligations	9,263,283	-	9,263,283	-
Corporate Bonds	104,774,221	-	104,774,221	-
Municipal Bonds	6,119,567	-	6,119,567	-
Collateralized Mortgage Obligations	104,654,998	-	104,654,998	-
Asset Backed Securities	52,284,688	-	52,284,688	-
Short-Term Investments	37,409,621	$37,409,621	-	-
Total Investments in Securities	$686,764,151	$37,409,621	$649,354,530	-
Sale Commitments Outstanding	($21,308,286)	-	($21,308,286)	-

Emerging Markets Debt Fund

Foreign Government Obligations
Argentina	$856,750	-	$856,750	-
Brazil	334,375	-	334,375	-
Colombia	440,625	-	440,625	-
Mexico	130,872	-	130,872	-
Panama	281,875	-	281,875	-
Peru	194,250	-	194,250	-
Philippines	290,838	-	290,838	-
Poland	242,500	-	242,500	-
United Kingdom	154,000	-	154,000	-
Uruguay	332,500	-	332,500	-
Corporate Bonds
Argentina	865,730	-	865,730	-

261

Australia	72,000	-	72,000	-
Brazil	884,237	-	884,237	-
Canada	100,000	-	100,000	-
Cayman Islands	2,955,054	-	2,955,054	-
Chile	459,524	-	459,524	-
China	162,000	-	162,000	-
Colombia	199,000	-	199,000	-
Hong Kong	247,750	-	247,750	-
India	90,094	-	90,094	-
Indonesia	198,500	-	198,500	-
Ireland	87,750	-	87,750	-
Jamaica	98,500	-	98,500	-
Luxembourg	128,250	-	128,250	-
Mexico	896,250	-	896,250	-
Netherlands	1,375,268	-	1,375,268	-
Peru	900,288	-	900,288	-
Singapore	147,000	-	147,000	-
South Korea	44,017	-	-	$44,017
United Arab Emirates	198,000	-	198,000	-
United Kingdom	384,750	-	384,750	-
United States	825,035	-	825,035	-
Total Investments in Securities	$14,577,582	-	$14,533,565	$44,017
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,070)	-	($1,070)	-

Equity-Income Fund

Common Stocks
Consumer Discretionary	$164,623,909	$160,385,428	$4,238,481	-
Consumer Staples	107,800,020	107,800,020	-	-
Energy	180,154,650	180,154,650	-	-
Financials	235,854,863	235,854,863	-	-
Health Care	86,467,442	86,467,442	-	-
Industrials	167,091,555	167,091,555	-	-

262

Information Technology	96,223,650	96,223,650	-	-
Materials	75,942,786	75,942,786	-	-
Telecommunication Services	57,693,038	45,599,364	12,093,674	-
Utilities	100,878,308	100,878,308	-	-
Preferred Securities
Consumer Discretionary	7,978,518	7,978,518	-	-
Securities Lending Collateral	109,607,627	109,607,627	-	-
Short-Term Investments	29,195,645	29,195,645	-	-
Total Investments in Securities	$1,419,512,011	$1,403,179,856	$16,332,155	-

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$89,921,882	$83,736,639	$6,185,243	-
Consumer Staples	217,031,136	200,697,398	16,333,738	-
Energy	159,209,129	152,964,545	6,244,584	-
Financials	387,819,591	350,341,980	37,477,611	-
Health Care	126,704,530	114,807,100	11,897,430	-
Industrials	72,006,821	40,124,960	31,881,861	-
Information Technology	92,769,583	92,769,583	-	-
Materials	67,605,599	49,820,005	16,323,308	$1,462,286
Telecommunication Services	2,309,968	2,309,968	-	-
Convertible Bonds
Materials	853,700	-	853,700	-
Preferred Securities
Materials	317,374	317,374	-	-
Securities Lending Collateral	42,759,627	42,759,627	-	-
Short-Term Investments	34,587,000	-	34,587,000	-
Total Investments in Securities	$1,293,895,940	$1,130,649,179	$161,784,475	$1,462,286

Global Agribusiness Fund

Common Stocks
Australia	$26,244	-	$26,244	-
Brazil	153,293	$153,293	-	-

263

Canada	424,685	424,685	-	-
Cayman Islands	44,240	44,240	-	-
Chile	51,606	51,606	-	-
Germany	16,291	-	16,291	-
Indonesia	93,093	-	93,093	-
Ireland	55,909	-	55,909	-
Japan	12,730	-	12,730	-
Malaysia	41,870	-	41,870	-
Netherlands	107,244	107,244	-	-
Norway	102,564	102,564	-	-
Singapore	172,907	-	172,907	-
Switzerland	215,058	215,058	-	-
United Kingdom	81,303	-	81,303	-
United States	1,042,658	1,042,658	-	-
Warrants	1,041	1,041	-	-
Total Investments in Securities	$2,642,736	$2,142,389	$500,347	-

Global Bond Fund

Foreign Government Obligations	$220,096,668	-	$220,096,668	-
Corporate Bonds	345,981,258	-	345,250,994	$730,264
U.S. Government & Agency Obligations	353,516,942	-	353,516,942	-
Municipal Bonds	29,143,863	-	29,143,863	-
Term Loans	5,302,730	-	5,302,730	-
Capital Preferred Securities	2,332,002	-	2,332,002	-
Collateralized Mortgage Obligations	120,654,831	-	120,654,831	-
Asset Backed Securities	28,972,568	-	25,756,118	3,216,450
Preferred Securities	124,124	$124,124	-	-
Options Purchased	244,230	-	244,230	-
Short-Term Investments	43,833,412	-	43,833,412	-
Total Investments in Securities	$1,150,202,628	$124,124	$1,146,131,790	$3,946,714
Other Financial Instruments:
Futures	($2,520,437)	($2,520,437)	-	-
Forward Foreign Currency Contracts	$6,840,253	-	$6,840,253	-

264

Written Options	($470,566)	-	($447,805)	($22,761)
Interest Rate Swaps	($1,047,194)	-	($1,047,194)	-
Credit Default Swaps	($333,640)	-	($333,640)	-

Global Infrastructure Fund

Common Stocks
Australia	$61,811	-	$61,811	-
Belgium	25,550	-	25,550	-
Bermuda	4,677	$4,677	-	-
Brazil	79,623	79,623	-	-
Canada	545,151	545,151	-	-
France	88,261	28,000	60,261	-
Germany	149,539	47,082	102,457	-
Hong Kong	65,659	-	65,659	-
Indonesia	19,509	-	19,509	-
Italy	119,865	-	119,865	-
Japan	18,021	-	18,021	-
Netherlands	75,698	37,215	38,483	-
Portugal	19,310	19,310	-	-
Singapore	30,351	-	30,351	-
Spain	52,018	-	52,018	-
Sweden	9,772	-	9,772	-
Switzerland	3,710	3,710	-	-
Thailand	76,397	-	76,397	-
United Kingdom	207,133	26,923	180,210	-
United States	749,595	749,595	-	-
Total Investments in Securities	$2,401,650	$1,541,286	$860,364	-

Global Real Estate Fund

Common Stocks
Australia	$41,168,079	-	$41,168,079	-
Brazil	1,077,046	$1,077,046	-	-
Canada	17,522,716	17,522,716	-	-

265

China	2,840,567	-	2,840,567	-
Finland	830,210	-	830,210	-
France	24,730,823	-	24,730,823	-
Germany	2,692,398	-	2,692,398	-
Guernsey, C.I.	263,575	-	263,575	-
Hong Kong	54,698,382	-	54,698,382	-
Italy	6	-	6	-
Japan	43,290,834	-	43,290,834	-
Jersey, C.I.	2,931,377	-	2,931,377	-
Netherlands	7,058,126	-	7,058,126	-
Norway	2,073,004	-	2,073,004	-
Philippines	609,575	-	609,575	-
Singapore	18,823,970	-	18,823,970	-
South Africa	600,104	-	600,104	-
Sweden	2,304,419	-	2,304,419	-
Switzerland	2,626,384	-	2,626,384	-
United Kingdom	21,924,919	-	21,924,919	-
United States	220,556,407	220,556,407	-	-
Securities Lending Collateral	32,643,781	32,643,781	-	-
Short-Term Investments	3,567,000	-	3,567,000	-
Total Investments in Securities	$504,833,702	$271,799,950	$233,033,752	-

Health Sciences Fund

Common Stocks
Consumer Staples	$2,305,780	$1,866,825	$438,955	-
Health Care	222,470,385	207,110,808	15,306,492	$53,085
Industrials	586,278	586,278	-	-
Information Technology	2,746,406	2,746,406	-	-
Materials	2,012,530	2,012,530	-	-
Convertible Bonds
Health Care	102,191	-	102,191	-
Options Purchased	115,840	115,840	-	-
Short-Term Investments	77,106,338	77,106,338	-	-

266

Total Investments in Securities	$307,445,748	$291,545,025	$15,847,638	$53,085
Other Financial Instruments:
Written Options	($417,249)	($417,249)	-	-

Heritage Fund

Common Stocks
Consumer Discretionary	$28,696,368	$28,696,368	-	-
Consumer Staples	12,946,953	12,946,953	-	-
Energy	17,978,460	17,978,460	-	-
Financials	7,859,951	7,859,951	-	-
Health Care	22,165,154	20,935,289	$1,229,865	-
Industrials	25,413,172	25,413,172	-	-
Information Technology	34,705,648	33,612,949	1,092,699	-
Materials	10,426,521	10,426,521	-	-
Telecommunication Services	2,164,833	2,164,833	-	-
Utilities	1,066,280	1,066,280	-	-
Securities Lending Collateral	25,966,216	25,966,216	-	-
Short-Term Investments	3,015,617	3,015,617	-	-
Total Investments in Securities	$192,405,173	$190,082,609	$2,322,564	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($20,328)	-	($20,328)	-

High Income Fund

Corporate Bonds	$106,955,501	-	$96,164,121	$10,791,380
Convertible Bonds	73,999,488	-	73,999,488	-
Term Loans	23,303,878	-	23,303,878	-
Collateralized Mortgage Obligations	682,575	-	440,788	241,787
Common Stocks	46,994,593	$41,245,345	1,818,397	3,930,851
Preferred Securities	48,022,504	18,223,339	18,053,092	11,746,073
Warrants	667,874	667,874	-	-
Short-Term Investments	430,961	-	430,961	-
Total Investments in Securities	$301,057,374	$60,136,558	$214,210,725	$26,710,091
Other Financial Instruments:

267

Forward Foreign Currency Contracts	$160,664	-	$160,664	-

High Yield Fund

Foreign Government Obligations	$31,821,283	-	$31,738,170	$83,113
Corporate Bonds	712,666,058	-	698,153,786	14,512,272
Capital Preferred Securities	8,155,090	-	8,155,090	-
Convertible Bonds	7,541,475	-	4,028,250	3,513,225
Term Loans	27,045,074	-	27,045,074	-
Common Stocks	27,396,787	$17,757,295	-	9,639,492
Preferred Securities	20,604,475	19,639,975	-	964,500
Options Purchased	119,628	-	119,628	-
Warrants	1,891,017	1,220,078	232,143	438,796
Securities Lending Collateral	14,737,537	14,737,537	-	-
Short-Term Investments	29,761,008	-	29,761,008	-
Total Investments in Securities	$881,739,432	$53,354,885	$799,233,149	$29,151,398
Other Financial Instruments:
Forward Foreign Currency Contracts	$837,776	-	$837,776	-
Written Options	($710,445)	-	($710,445)	-

International Equity Index Fund

Common Stocks
Australia	$29,622,968	-	$29,622,968	-
Austria	824,949	-	824,949	-
Belgium	3,228,149	-	3,228,149	-
Bermuda	403,805	-	403,805	-
Brazil	8,186,689	$8,186,689	-	-
Canada	40,745,662	40,745,662	-	-
Chile	1,897,477	1,897,477	-	-
China	15,291,628	-	15,291,628	-
Colombia	1,129,965	1,129,965	-	-
Czech Republic	400,038	-	400,038	-
Denmark	3,644,193	-	3,644,193	-
Egypt	271,756	-	271,756	-

268

Finland	3,095,014	-	3,095,014	-
France	29,676,883	-	29,676,883	-
Germany	26,268,863	-	26,268,863	-
Greece	278,594	-	278,594	-
Hong Kong	14,371,208	-	14,355,923	$15,285
Hungary	368,895	-	368,895	-
India	7,505,967	7,246,151	259,816	-
Indonesia	3,422,170	62,520	3,359,650	-
Ireland	2,621,262	45,015	2,576,247	-
Israel	2,122,254	-	2,122,254	-
Italy	7,891,481	-	7,891,481	-
Japan	71,051,746	-	71,051,746	-
Jersey, C.I.	341,076	-	341,076	-
Luxembourg	1,442,423	-	1,442,423	-
Macau	385,481	-	385,481	-
Malaysia	3,735,482	-	3,735,482	-
Mauritius	47,281	-	47,281	-
Mexico	5,872,223	5,693,366	178,857	-
Netherlands	16,871,354	-	16,871,354	-
New Zealand	448,336	-	448,336	-
Norway	2,613,446	-	2,613,446	-
Peru	790,753	790,753	-	-
Philippines	717,070	-	717,070	-
Poland	1,732,021	-	1,732,021	-
Portugal	714,415	-	714,415	-
Russia	8,046,726	5,920,816	2,125,910	-
Singapore	5,794,551	-	5,794,551	-
South Africa	8,880,541	-	8,880,541	-
South Korea	17,707,291	143,856	17,563,435	-
Spain	11,113,586	-	11,113,586	-
Sweden	9,745,242	-	9,745,242	-
Switzerland	30,781,244	-	30,781,244	-
Taiwan	9,711,413	-	9,711,413	-

269

Thailand	2,272,413	-	2,272,413	-
Turkey	1,552,216	-	1,552,216	-
Ukraine	43,349	-	43,349	-
United Kingdom	66,418,984	-	66,418,984	-
United States	826,833	343,927	482,906	-
Preferred Securities
Brazil	9,823,670	9,823,670	-	-
Germany	1,766,086	-	1,766,086	-
South Korea	592,707	-	592,707	-
Rights	6,969	410	6,559	-
Warrants	1,264	1,264	-	-
Securities Lending Collateral	26,803,850	26,803,850	-	-
Short-Term Investments	13,313,204	13,313,204	-	-
Total Investments in Securities	$535,235,116	$122,148,595	$413,071,236	$15,285
Other Financial Instruments:
Futures	$545,288	$545,288	-	-
Forward Foreign Currency Contracts	($210,630)	-	($210,630)	-

International Growth Stock Fund

Common Stocks
Australia	$18,621,778	-	$18,621,778	-
Belgium	6,000,975	-	6,000,975	-
Brazil	7,925,188	$7,925,188	-	-
Canada	18,796,209	18,796,209	-	-
China	3,805,036	-	3,805,036	-
Denmark	4,706,291	-	4,706,291	-
France	21,867,645	-	21,867,645	-
Germany	16,780,165	-	16,780,165	-
Hong Kong	7,177,937	-	7,177,937	-
India	2,728,736	2,728,736	-	-
Ireland	5,440,130	-	5,440,130	-
Israel	5,412,667	5,412,667	-	-
Japan	31,191,100	-	31,191,100	-

270

Mexico	10,871,435	10,871,435	-	-
Netherlands	13,717,914	1,197,531	12,520,383	-
Russia	3,187,034	-	3,187,034	-
Singapore	7,602,574	-	7,602,574	-
South Korea	8,685,347	-	8,685,347	-
Spain	774,531	-	774,531	-
Sweden	10,522,407	-	10,522,407	-
Switzerland	26,552,370	-	26,552,370	-
Taiwan	4,288,605	-	4,288,605	-
Turkey	2,224,307	-	2,224,307	-
United Kingdom	53,740,990	-	53,740,990	-
Preferred Securities
Germany	3,613,534	-	3,613,534	-
Short-Term Investments	29,049,063	29,049,063	-	-
Total Investments in Securities	$325,283,968	$75,980,829	$249,303,139	-

International Opportunities Fund

Common Stocks
Argentina	$7,032,274	$7,032,274	-	-
Belgium	6,397,535	-	$6,397,535	-
Brazil	8,972,558	8,972,558	-	-
Canada	14,744,403	14,744,403	-	-
China	8,430,507	5,877,390	2,553,117	-
Denmark	7,981,907	-	7,981,907	-
France	8,578,574	-	8,578,574	-
Germany	13,217,318	-	13,217,318	-
Hong Kong	17,009,673	-	17,009,673	-
India	2,443,988	2,443,988	-	-
Ireland	14,859,150	5,019,287	9,839,863	-
Israel	1,848,079	1,848,079	-	-
Italy	1,205,855	-	1,205,855	-
Japan	22,631,249	-	22,631,249	-
Luxembourg	7,163,529	-	7,163,529	-

271

Mexico	2,691,185	2,691,185	-	-
Netherlands	13,332,735	6,428,520	6,904,215	-
Singapore	1,076,805	-	1,076,805	-
South Korea	2,489,375	-	2,489,375	-
Spain	4,196,741	-	4,196,741	-
Sweden	2,553,289	-	2,553,289	-
Switzerland	26,596,231	-	26,596,231	-
Taiwan	7,260,433	7,260,433	-	-
United Kingdom	24,611,347	-	24,611,347	-
United States	6,744,240	6,744,240	-	-
Short-Term Investments	9,288,990	9,288,990	-	-
Total Investments in Securities	$243,357,970	$78,351,347	$165,006,623	-

International Small Cap Fund

Common Stocks
Australia	$13,267,329	-	$13,267,329	-
Austria	3,459,335	-	3,459,335	-
Bahamas	6,531,590	$6,531,590	-	-
Belgium	4,129,263	-	4,129,263	-
Canada	24,440,955	24,440,955	-	-
China	8,430,436	-	8,430,436	-
Finland	8,543,035	-	8,543,035	-
Germany	7,564,272	-	7,564,272	-
Greece	4,864,607	-	4,864,607	-
Hong Kong	22,097,886	-	22,097,886	-
India	497,742	-	497,742	-
Italy	1,623,779	-	1,623,779	-
Japan	37,253,954	-	37,253,954	-
Liechtenstein	3,114,898	-	3,114,898	-
Netherlands	22,765,663	-	22,765,663	-
Norway	5,273,021	-	5,273,021	-
Singapore	151,319	-	151,319	-
South Korea	25,435,361	-	25,435,361	-

272

Spain	10,375,331	-	10,375,331	-
Sweden	2,042,464	-	2,042,464	-
Switzerland	6,930,305	-	6,930,305	-
Taiwan	10,348,255	-	10,348,255	-
Thailand	7,714,670	-	7,714,670	-
Turkey	1,147,122	-	1,147,122	-
United Kingdom	35,441,483	-	35,441,483	-
Securities Lending Collateral	8,454,453	8,454,453	-	-
Short-Term Investments	13,200,000	-	13,200,000	-
Total Investments in Securities	$295,098,528	$39,426,998	$255,671,530	-

International Small Company Fund

Common Stocks
Australia	$14,266,481	$326,472	$13,925,475	$14,534
Austria	1,392,503	-	1,390,735	1,768
Bahamas	26,213	-	26,213	-
Belgium	2,077,373	-	2,077,373	-
Bermuda	1,064,078	-	1,064,078	-
Canada	22,110,863	22,103,411	7,439	13
Cayman Islands	6,603	6,603	-	-
China	131,700	-	131,700	-
Cyprus	386,465	-	386,465	-
Denmark	1,831,708	-	1,831,708	-
Finland	4,190,395	-	4,190,395	-
France	6,610,963	-	6,610,963	-
Gabon	24,658	-	24,658	-
Germany	8,148,307	43,949	8,104,358	-
Gibraltar	147,367	-	147,367	-
Greece	1,102,865	-	1,102,865	-
Hong Kong	4,269,432	19,179	4,168,712	81,541
Ireland	2,294,313	-	2,293,207	1,106
Isle Of Man	30,242	-	30,242	-
Israel	1,433,443	11,569	1,421,874	-

273

Italy	4,920,677	-	4,920,677	-
Japan	43,278,066	-	43,278,066	-
Jersey, C.I.	120,950	-	120,950	-
Liechtenstein	56,457	-	56,457	-
Luxembourg	269,600	-	269,491	109
Malta	27,307	-	27,307	-
Monaco	46,358	-	46,358	-
Netherlands	3,193,746	-	3,193,746	-
New Zealand	1,536,846	-	1,536,846	-
Norway	1,481,021	-	1,481,021	-
Peru	58,317	-	58,317	-
Portugal	597,622	-	597,622	-
Russia	8,807	-	8,807	-
Singapore	2,330,605	-	2,330,605	-
South Africa	44,715	44,715	-	-
Spain	3,432,418	-	3,432,418	-
Sweden	5,786,346	11,939	5,774,407	-
Switzerland	9,670,856	-	9,670,856	-
United Arab Emirates	42,200	-	42,200	-
United Kingdom	32,988,530	-	32,988,451	79
United States	839,578	583,892	255,686	-
Convertible Bonds	4,997	-	4,997	-
Warrants	8,028	7,497	531	-
Rights	9,742	9,490	252	-
Securities Lending Collateral	5,670,357	5,670,357	-	-
Short-Term Investments	2,699,875	2,699,875	-	-
Total Investments in Securities	$190,669,993	$31,538,948	$159,031,895	$99,150

International Value Fund

Common Stocks
Australia	$12,140,341	-	$12,140,341	-
Austria	10,133,395	-	10,133,395	-
Bermuda	6,293,347	$6,293,347	-	-

274

Brazil	11,547,602	11,547,602	-	-
Canada	11,025,496	11,025,496	-	-
China	16,019,290	6,621,520	9,397,770	-
Denmark	18,826,774	-	18,826,774	-
France	140,051,209	-	140,051,209	-
Germany	77,609,738	-	77,609,738	-
Hong Kong	12,301,020	-	12,301,020	-
India	10,771,662	-	10,771,662	-
Ireland	9,781,150	-	9,781,150	-
Italy	12,364,008	-	12,364,008	-
Japan	74,145,629	-	74,145,629	-
Netherlands	118,059,267	-	118,059,267	-
Norway	52,998,281	-	52,998,281	-
Russia	15,748,100	15,748,100	-	-
Singapore	32,973,052	15,054,191	17,918,861	-
South Korea	76,567,071	19,973,898	56,593,173	-
Spain	19,685,893	-	19,685,893	-
Sweden	8,758,433	-	8,758,433	-
Switzerland	103,629,326	7,699,499	95,929,827	-
Taiwan	44,736,973	-	44,736,973	-
United Kingdom	197,005,660	-	197,005,660	-
Securities Lending Collateral	45,915,484	45,915,484	-	-
Short-Term Investments	50,000,000	-	50,000,000	-
Total Investments in Securities	$1,189,088,201	$139,879,137	$1,049,209,064	-

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$199,949,033	-	$199,949,033	-
Foreign Government Obligations	4,856,339	-	4,856,339	-
Corporate Bonds	208,837,622	-	208,837,622	-
Capital Preferred Securities	612,618	-	612,618	-
Convertible Bonds	13,075	-	13,075	-
Municipal Bonds	14,093,529	-	14,093,529	-
Collateralized Mortgage Obligations	15,779,116	-	15,779,116	-

275

Asset Backed Securities	7,577,130	-	7,577,130	-
Short-Term Investments	109,000,000	-	109,000,000	-
Total Investments in Securities	$560,718,462	-	$560,718,462	-
Other Financial Instruments:
Futures	($383,751)	($383,751)	-	-
Forward Foreign Currency Contracts	($207,982)	-	($207,982)	-
Interest Rate Swaps	($786,746)	-	($786,746)	-
Credit Default Swaps	($1,359,591)	-	($1,359,591)	-

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$186,100,179	$176,745,636	$9,354,543	-
Consumer Staples	26,935,666	26,935,666	-	-
Energy	81,173,648	68,070,486	13,103,162	-
Financials	8,729,266	3,036,074	5,693,192	-
Health Care	145,862,020	145,862,020	-	-
Industrials	91,053,426	91,053,426	-	-
Information Technology	251,454,537	251,454,537	-	-
Materials	28,009,939	28,009,939	-	-
Securities Lending Collateral	166,400,681	166,400,681	-	-
Short-Term Investments	37,200,000	-	37,200,000	-
Total Investments in Securities	$1,022,919,362	$957,568,465	$65,350,897	-

Mid Cap Value Equity Fund

Common Stocks
Consumer Discretionary	$16,935,775	$16,935,775	-	-
Consumer Staples	8,012,596	8,012,596	-	-
Energy	13,821,002	13,821,002	-	-
Financials	22,776,362	22,776,362	-	-
Health Care	13,994,685	13,994,685	-	-
Industrials	21,873,906	21,873,906	-	-
Information Technology	9,064,668	9,064,668	-	-
Materials	8,971,488	8,971,488	-	-

276

Telecommunication Services	3,244,938	3,244,938	-	-
Utilities	9,517,399	9,517,399	-	-
Convertible Bonds
Materials	176,670	-	$176,670	-
Securities Lending Collateral	18,553,365	18,553,365	-	-
Short-Term Investments	3,650,000	-	3,650,000	-
Total Investments in Securities	$150,592,854	$146,766,184	$3,826,670	-

Mid Value Fund

Common Stocks
Consumer Discretionary	$60,499,697	$58,811,194	$1,688,503	-
Consumer Staples	34,609,756	34,609,756	-	-
Energy	31,269,247	31,269,247	-	-
Financials	85,556,020	85,556,020	-	-
Health Care	17,080,737	17,080,737	-	-
Industrials	38,038,010	38,038,010	-	-
Information Technology	24,902,374	24,902,374	-	-
Materials	23,575,602	23,575,602	-	-
Telecommunication Services	4,908,800	4,908,800	-	-
Utilities	33,946,642	33,946,642	-	-
Preferred Securities
Financials	418,405	-	418,405	-
Utilities	473,432	473,432	-	-
Convertible Bonds
Financials	756,574	-	756,574	-
Materials	2,340,990	-	2,340,990	-
Telecommunication Services	1,823,520	-	1,823,520	-
Securities Lending Collateral	73,155,390	73,155,390	-	-
Short-Term Investments	27,976,729	27,976,729	-	-
Total Investments in Securities	$461,331,925	$454,303,933	$7,027,992	-

Mutual Shares Fund

Common Stocks

277

Consumer Discretionary	$27,855,723	$22,481,945	$5,373,778	-
Consumer Staples	81,044,466	55,844,501	25,199,965	-
Energy	36,330,137	28,094,815	8,235,322	-
Financials	40,970,294	33,705,981	7,264,313	-
Health Care	51,445,994	51,445,994	-	-
Industrials	20,069,404	14,668,658	5,400,746	-
Information Technology	31,187,493	29,792,424	1,395,069	-
Materials	16,044,361	9,221,830	6,822,531	-
Telecommunication Services	6,476,707	-	6,476,707	-
Utilities	14,387,920	8,796,725	5,591,195	-
Corporate Bonds
Consumer Discretionary	2,413,620	-	2,413,620	-
Consumer Staples	1,176,855	-	1,176,855	-
Utilities	795,600	-	795,600	-
Convertible Bonds	696,693	-	696,693
Term Loans	3,753,224	-	3,753,224	-
Rights	20,118	20,118	-	-
Securities Lending Collateral	5,759,971	5,759,971	-	-
Short-Term Investments	19,999,334	-	19,999,334	-
Total Investments in Securities	$360,427,914	$259,832,962	$100,594,952	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$1,811,485	-	$1,811,485	-

Real Estate Equity Fund

Common Stocks
Consumer Discretionary	$5,936,537	$5,936,537	-	-
Financials	161,447,320	161,447,320	-	-
Convertible Bonds
Financials	1,597,586	-	$1,597,586	-
Securities Lending Collateral	16,844,095	16,844,095	-	-
Short-Term Investments	11,218,231	11,218,231	-	-
Total Investments in Securities	$197,043,769	$195,446,183	$1,597,586	-

278

Real Return Bond Fund

U.S. Government & Agency Obligations	$582,196,070	-	$582,196,070	-
Foreign Government Obligations	38,219,098	-	38,219,098	-
Corporate Bonds	144,463,665	-	144,463,665	-
Municipal Bonds	1,864,410	-	1,864,410	-
Term Loans	1,977,901	-	1,977,901	-
Collateralized Mortgage Obligations	27,169,992	-	27,169,992	-
Asset Backed Securities	32,578,596	-	31,677,503	$901,093
Preferred Securities	527,000	$527,000	-	-
Options Purchased	158,982	-	158,982	-
Short-Term Investments	20,332,813	-	20,332,813	-
Total Investments in Securities	$849,488,527	$527,000	$848,060,434	$901,093
Other Financial Instruments:
Futures	$968,009	$968,009	-	-
Forward Foreign Currency Contracts	($530,869)	-	($530,869)	-
Written Options	($717,548)	-	($546,110)	($171,438)
Interest Rate Swaps	$1,008,783	-	$1,008,783	-
Credit Default Swaps	$841,962	-	$841,962	-

Small Cap Index Fund

Common Stocks
Consumer Discretionary	$12,120,369	$12,120,369	-	-
Consumer Staples	3,347,601	3,347,601	-	-
Energy	6,515,598	6,515,598	-	-
Financials	20,152,459	20,152,459	-	-
Health Care	11,711,124	11,710,278	-	$846
Industrials	14,684,803	14,684,803	-	-
Information Technology	15,942,013	15,942,013	-	-
Materials	4,269,021	4,269,021	-	-
Telecommunication Services	800,136	800,136	-	-
Utilities	3,533,127	3,533,127	-	-
Corporate Bonds
Financials	996	-	$996	-

279

Warrants	209	-	209	-
Securities Lending Collateral	10,227,648	10,227,648	-	-
Short-Term Investments	4,530,000	-	4,530,000	-
Total Investments in Securities	$107,835,104	$103,303,053	$4,531,205	$846
Other Financial Instruments:
Futures	$218,073	$218,073	-	-

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$24,136,997	$24,136,997	-	-
Consumer Staples	7,584,701	7,584,701	-	-
Energy	14,218,318	14,218,318	-	-
Financials	29,062,208	29,062,208	-	-
Health Care	16,921,022	16,921,022	-	-
Industrials	24,340,233	24,340,233	-	-
Information Technology	22,970,165	22,970,165	-	-
Materials	10,411,284	10,411,284	-	-
Telecommunication Services	1,110,867	1,110,867	-	-
Utilities	1,089,024	1,089,024	-	-
Rights	147	-	$147	-
Securities Lending Collateral	18,308,414	18,308,414	-	-
Short-Term Investments	1,116,713	1,116,713	-	-
Total Investments in Securities	$171,270,093	$171,269,946	$147	-

Small Company Value Fund

Common Stocks
Consumer Discretionary	$37,608,100	$37,608,100	-	-
Consumer Staples	2,551,350	2,551,350	-	-
Energy	21,394,220	21,394,220	-	-
Financials	71,100,011	71,100,011	-	-
Health Care	19,249,146	19,249,146	-	-
Industrials	90,534,609	90,534,609	-	-
Information Technology	33,076,239	33,076,239	-	-

280

Materials	38,876,634	38,876,634	-	-
Telecommunication Services	1,620,920	1,620,920	-	-
Utilities	16,234,727	16,234,727	-	-
Preferred Securities
Financials	3,726,003	-	$3,726,003	-
Investment Companies	2,769,455	2,769,455	-	-
Securities Lending Collateral	88,998,519	88,998,519	-	-
Short-Term Investments	3,766,329	3,766,329	-	-
Total Investments in Securities	$431,506,262	$427,780,259	$3,726,003	-

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$13,590,080	$13,590,080	-	-
Consumer Staples	2,123,958	2,123,958	-	-
Energy	10,680,969	10,680,969	-	-
Financials	6,588,309	6,588,309	-	-
Health Care	17,430,088	17,429,664	-	$424
Industrials	20,805,049	20,805,049	-	-
Information Technology	26,275,496	26,275,496	-	-
Materials	4,388,869	4,388,869	-	-
Telecommunication Services	4,701,226	4,701,226	-	-
Utilities	143,484	143,484	-	-
Rights	12	12	-	-
Warrants	959	-	$959	-
Corporate Bonds	133	-	133	-
Securities Lending Collateral	15,245,652	15,245,652	-	-
Short-Term Investments	1,730,955	427,956	1,302,999	-
Total Investments in Securities	$123,705,239	$122,400,724	$1,304,091	$424
Other Financial Instruments:
Futures	$65,596	$65,596	-	-

Spectrum Income Fund

U.S. Government & Agency Obligations	$226,817,123	-	$226,817,123	-

281

Foreign Government Obligations	135,240,891	-	134,995,791	$245,100
Corporate Bonds	392,443,744	-	392,443,744	-
Capital Preferred Securities	2,437,560	-	2,437,560	-
Municipal Bonds	6,248,181	-	6,248,181	-
Term Loans	13,552,434	-	13,552,434	-
Collateralized Mortgage Obligations	21,573,254	-	21,573,254	-
Asset Backed Securities	14,059,205	-	13,589,205	470,000
Common Stocks	140,794,646	$139,130,685	1,663,961	-
Preferred Securities	3,590,589	2,361,497	1,229,092	-
Securities Lending Collateral	14,132,873	14,132,873	-	-
Short-Term Investments	41,403,071	39,019,773	2,383,298	-
Total Investments in Securities	$1,012,293,571	$194,644,828	$816,933,643	$715,100
Other Financial Instruments:
Futures	($13,444)	($13,444)	-	-
Forward Foreign Currency Contracts	$377,014	-	$377,014	-
Interest Rate Swaps	$6,401	-	$6,401	-
Credit Default Swaps	($15,834)	-	($15,834)	-

Total Bond Market Fund

U.S. Government & Agency Obligations	$391,785,526	-	$391,785,526	-
Foreign Government Obligations	9,713,199	-	9,713,199	-
Corporate Bonds	120,220,050	-	120,220,050	-
Municipal Bonds	3,130,939	-	3,130,939	-
Collateralized Mortgage Obligations	21,671,018	-	21,671,018	-
Asset Backed Securities	229,854	-	229,854	-
Securities Lending Collateral	29,205,558	$29,205,558	-	-
Short-Term Investments	77,662,934	77,662,934	-	-
Total Investments in Securities	$653,619,078	$106,868,492	$546,750,586	-

Total Return Fund

U.S. Government & Agency Obligations	$1,341,949,285	-	$1,341,949,285	-
Foreign Government Obligations	160,460,762	-	160,460,762	-
Corporate Bonds	641,809,169	-	641,801,569	$7,600

282

Convertible Bonds	11,557,500	-	11,557,500	-
Term Loans	6,073,574	-	6,073,574	-
Municipal Bonds	101,822,752	-	101,822,752	-
Capital Preferred Securities	27,895,124	-	27,895,124	-
Collateralized Mortgage Obligations	134,882,657	-	134,882,657	-
Asset Backed Securities	45,854,734	-	44,729,270	1,125,464
Preferred Securities	11,594,000	$11,594,000	-	-
Options Purchased	223,267	-	223,267	-
Short-Term Investments	241,437,751	-	241,437,751	-
Total Investments in Securities	$2,725,560,575	$11,594,000	$2,712,833,511	$1,133,064
Sale Commitments Outstanding	($11,549,939)	-	($11,549,939)	-
Other Financial Instruments:
Futures	$4,613,194	$4,613,194	-	-
Forward Foreign Currency Contracts	$2,396,586	-	$2,396,586	-
Written Options	($3,071,078)	($173,400)	($2,802,259)	($95,419)
Interest Rate Swaps	($11,472,007)	-	($11,472,007)	-
Credit Default Swaps	($8,639,417)	-	($8,639,417)	-

U.S. High Yield Bond Fund

Corporate Bonds	$437,398,595	-	$437,398,595	-
Capital Preferred Securities	1,177,517	-	1,177,517	-
Term Loans	78,845,916	-	78,845,916	-
Common Stocks	33,750	-	33,750	-
Preferred Securities	721,980	$684,000	-	$37,980
Short-Term Investments	26,240,369	26,193,630	46,739	-
Total Investments in Securities	$544,418,127	$26,877,630	$517,502,517	$37,980

Value & Restructuring Fund

Common Stocks
Consumer Discretionary	$11,085,000	$11,085,000	-	-
Consumer Staples	12,065,665	12,065,665	-	-
Energy	54,252,324	54,252,324	-	-
Financials	26,004,255	26,004,255	-	-

283

Health Care	17,774,245	17,774,245	-	-
Industrials	43,173,966	43,173,966	-	-
Information Technology	20,547,600	20,547,600	-	-
Materials	28,691,232	25,449,350	$3,241,882	-
Telecommunication Services	7,750,320	7,750,320	-	-
Preferred Securities
Financials	2,374,163	1,179,500	1,194,663	-
Materials	416,100	416,100	-	-
Convertible Bonds
Financials	842,160	-	842,160	-
Stapled Units
Telecommunication Services	2,074,594	-	2,074,594	-
Securities Lending Collateral	23,718,441	23,718,441	-	-
Short-Term Investments	1,082,000	-	1,082,000	-
Total Investments in Securities	$251,852,065	$243,416,766	$8,435,299	-

284

Changes in valuation techniques may result into transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets, other than described below.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

High Income Fund

			Collateralized
			Mortgage			Preferred
	Corporate Bonds		Obligations	Common Stocks		Securities	Totals
Balance as of 8-31-11		$12,544,663	$250,592		$6,020,920	$12,552,505	$31,368,680
Realized gain (loss)		(434,795)	-		-	-	(434,795)
Changed in unrealized appreciation
(depreciation)		1,444,020	2,972	(2,090,069)		(806,432)	(1,449,509)
Purchases		29,005	39		-	-	29,044
Sales		(2,791,513)	(11,816)		-	-	(2,803,329)
Transfers into Level 3		-	-		-	-	-
Transfers out of Level 3		-	-		-	-	-
Balance as of 11-30-11		$10,791,380	$241,787		$3,930,851	$11,746,073	$26,710,091
Change in unrealized at period end*		$170,921	$2,972	($2,090,069)		($806,432)	($2,722,608)

High Yield Fund

	Foreign
	Government	Corporate	Convertible	Term	Common	Preferred
	Obligations	Bonds	Bonds	Loans	Stocks	Securities	Warrants	Totals
Balance as of 8-31-11	$84,638	$5,454,000	-	$9,194	$9,239,080	$964,500	$118,965	$15,870,377
Realized gain (loss)	-	(27,030)	-	-	-	431,874	-	404,844
Changed in unrealized appreciation
(depreciation)	(1,525)	(479,409)	($647,258)	(9,194)	400,412	16,826	319,831	(400,317)
Purchases	-	10,594,209	4,160,483	-	-	-	-	14,754,692
Sales	-	(1,139,425)	-	-	-	(448,700)	-	(1,588,125)
Transfers into Level 3	-	109,927	-	-	-	-	-	109,927
Transfers out of Level 3	-	-	-	-	-	-	-	-
Balance as of 11-30-11	$83,113	$14,512,272	$3,513,225	-	$9,639,492	$964,500	$438,796	$29,151,398

285

Change in unrealized at period end*	($1,525)	($479,409)	($647,258)	($9,194)	$400,412	-	$319,831	($417,143)

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Funds use the following valuation techniques. Equity securities, including exchange-traded funds, held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, foreign currency exchange rates are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Funds’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-issued/delayed delivery securities. The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

286

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). The Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2011, High Yield Fund had $564,066 in unfunded loan commitments outstanding.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Funds may need to sell other investments to make distributions.

Real estate investment trusts. The Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in an IO security. The market value of these

287

securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2011, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
			Unrealized	Appreciation
Fund	Aggregate Cost	Unrealized Appreciation	Depreciation	(Depreciation)

Active Bond Fund	$1,340,547,663	$41,159,263	($37,026,140)	$4,133,123
All Cap Core Fund	549,690,398	58,168,652	(9,200,952)	48,967,700
All Cap Value Fund	641,992,148	66,609,038	(20,639,303)	45,969,735
Alpha Opportunities Fund	1,496,603,063	60,490,717	(115,537,166)	(55,046,449)
Blue Chip Growth Fund	1,442,404,017	645,569,873	(15,290,037)	630,279,836
Capital Appreciation Fund	1,328,301,794	440,882,425	(25,550,737)	415,331,688
Capital Appreciation Value Fund	1,328,463,922	55,641,622	(17,298,920)	38,342,702
Core Bond Fund	681,873,289	7,639,641	(2,748,779)	4,890,862
Core Diversified Growth & Income Portfolio	27,031,853	2,734,594	(42,725)	2,691,869
Core Fundamental Holdings Portfolio	11,263,711	1,340,942	(13,377)	1,327,565
Core Global Diversification Portfolio	29,342,266	933,438	(193,114)	740,324
Emerging Markets Debt Fund	15,107,900	283,730	(814,048)	(530,318)
Equity-Income Fund	1,379,582,350	126,503,221	(86,573,560)	39,929,661
Fundamental Value Fund	1,078,999,639	262,956,143	(48,059,842)	214,896,301
Global Agribusiness Fund	2,190,919	494,531	(42,714)	451,817
Global Bond Fund	1,174,983,086	22,875,927	(47,656,385)	(24,780,458)
Global Infrastructure Fund	2,218,826	362,718	(179,894)	182,824
Global Real Estate Fund	501,596,127	20,195,735	(16,958,160)	3,237,575
Health Sciences Fund	295,762,366	15,328,339	(3,644,957)	11,683,382
Heritage Fund	164,182,534	32,877,569	(4,654,930)	28,222,639
High Income Fund	347,176,877	31,003,747	(77,123,250)	(46,119,503)
High Yield Fund	955,922,780	23,567,539	(97,750,887)	(74,183,348)
Index 500 Fund	2,328,018,113	489,723,864	(69,055,136)	420,668,728
International Equity Index Fund	534,045,282	51,287,695	(50,097,861)	1,189,834
International Growth Stock Fund	332,053,130	10,921,439	(17,690,601)	(6,769,162)

288

International Opportunities Fund	214,727,124	33,165,693	(4,534,847)	28,630,846
International Small Cap Fund	275,754,856	54,406,005	(35,062,333)	19,343,672
International Small Company Fund	222,370,190	23,142,112	(54,842,309)	(31,700,197)
International Value Fund	1,355,601,245	102,693,506	(269,206,550)	(166,513,044)
Investment Quality Bond Fund	553,101,146	13,181,519	(5,564,203)	7,617,316
Large Cap Fund	262,633,064	29,410,680	(13,615,308)	15,795,372
Lifecycle 2050 Portfolio	13,744,248	122,127	(264,690)	(142,563)
Mid Cap Growth Index Fund	98,919,432	10,163,965	(6,873,595)	3,290,370
Mid Cap Index Fund	496,868,101	71,156,219	(16,923,283)	54,232,936
Mid Cap Stock Fund	966,390,261	112,461,469	(55,932,368)	56,529,101
Mid Cap Value Equity Fund	127,642,315	27,358,479	(4,407,940)	22,950,539
Mid Cap Value Index Fund	95,775,932	5,186,142	(7,822,245)	(2,636,103)
Mid Value Fund	444,644,077	47,208,400	(30,520,552)	16,687,848
Mutual Shares Fund	356,961,753	26,705,819	(23,239,658)	3,466,161
Real Estate Equity Fund	159,823,450	37,788,834	(568,515)	37,220,319
Real Estate Securities Fund	436,949,223	68,355,328	(5,149,655)	63,205,673
Real Return Bond Fund	842,857,554	22,538,324	(15,907,351)	6,630,973
Redwood Fund	400,999,298	24,844,219	(6,812,186)	18,032,033
Retirement 2010 Portfolio	73,499,354	1,164,248	(46,164)	1,118,084
Retirement 2015 Portfolio	105,236,620	1,416,128	(164,271)	1,251,857
Retirement 2020 Portfolio	157,703,724	1,661,236	(942,798)	718,438
Retirement 2025 Portfolio	193,265,998	1,648,380	(1,729,393)	(81,013)
Retirement 2030 Portfolio	142,416,552	706,004	(1,686,827)	(980,823)
Retirement 2035 Portfolio	115,170,925	436,175	(1,679,851)	(1,243,676)
Retirement 2040 Portfolio	81,236,438	342,948	(1,149,321)	(806,373)
Retirement 2045 Portfolio	63,496,757	185,815	(1,331,245)	(1,145,430)
Retirement 2050 Portfolio	20,331,567	192,414	(182,799)	9,615
Short Term Government Income Fund	142,911,567	1,542,769	(378,338)	1,164,431
Small Cap Growth Fund	167,598,045	21,233,104	(8,926,076)	12,307,028
Small Cap Index Fund	92,573,945	20,401,244	(5,140,085)	15,261,159
Small Cap Opportunities Fund	146,200,180	34,636,521	(9,566,608)	25,069,913
Small Cap Value Fund	135,933,634	37,212,079	(4,488,203)	32,723,876
Small Company Growth Fund	106,681,346	25,839,744	(3,873,989)	21,965,755

289

Small Company Value Fund	364,769,399	85,715,616	(18,978,753)	66,736,863
Smaller Company Growth Fund	118,544,364	13,986,875	(8,826,000)	5,160,875
Spectrum Income Fund	1,003,015,670	39,447,713	(30,169,812)	9,277,901
Total Bond Market Fund	627,952,611	27,198,763	(1,532,296)	25,666,467
Total Return Fund	2,734,063,734	64,094,967	(72,598,126)	(8,503,159)
U.S. High Yield Bond Fund	542,922,028	18,377,390	(16,881,291)	1,496,099
Value Fund	139,596,282	27,876,459	(6,413,871)	21,462,588
Value & Restructuring Fund	178,936,950	75,653,858	(2,738,743)	72,915,115

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following table summarizes the contracts held at November 30, 2011, and the range of futures contracts notional amounts held by the Funds during the period ended November 30, 2011. In addition the table details how the Funds used futures contracts during the period ended November 30, 2011.

Active Bond Fund

The Fund used futures contracts to manage duration. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $14.3 million to $14.8 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	21	Long	Mar 2012	$2,968,875	($48,294)

	U.S. Treasury Ultra Long Bond Futures	27	Long	Mar 2012	4,196,813	(100,061)

	U.S. Treasury 5-Year Note Futures	62	Short	Mar 2012	(7,603,719)	5,637

						($142,718)

All Cap Core Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $6.0 million to $7.7 million, as measured at each quarter end.

290

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

All Cap Core Fund	Russell 2000 Mini Index Futures	10	Long	Dec 2011	$736,700	$53,754

	S&P 500 E-mini Index Futures	85	Long	Dec 2011	5,295,500	197,405

						$251,159

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $170.5 million to $257.2 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Global Bond Fund	10-Year Canada Government Bond Futures	88	Long	Mar 2012	$11,390,519	($31,954)

	10-Year Japan Government Bond Futures	9	Long	Dec 2011	16,450,877	(105,250)

	German Euro BOBL Futures	304	Long	Dec 2011	50,092,473	183,298

	German Euro BUND Futures	910	Long	Dec 2011	163,630,622	(2,408,693)

	U.K. Long Gilt Bond Futures	8	Long	Mar 2012	1,424,562	(512)

	U.S. Treasury 10-Year Note Futures	77	Long	Mar 2012	9,959,469	(43,395)

	U.S. Treasury 30-Year Bond Futures	30	Long	Mar 2012	4,241,250	(113,931)

						($2,520,437)

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging up to approximately $60.3 million, as measured at each quarter end. At November 30, 2011, the Fund held no futures contracts.

Index 500 Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $68.5 million to $108.7 million, as measured at each quarter end.

291

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Index 500 Fund	S&P 500 Index Futures	220	Long	Dec 2011	$68,530,000	$1,082,656

						$1,082,656

International Equity Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $19.9 million to $20.9 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

International Equity
Index Fund	ASX SPI 200 Index Futures	18	Long	Dec 2011	$1,903,878	$21,366

	CAC 40 Index Futures	38	Long	Dec 2011	1,608,919	151,041

	DAX Index Futures	6	Long	Dec 2011	1,225,958	185,817

	FTSE 100 Index Futures	37	Long	Dec 2011	3,188,649	216,497

	FTSE JSE TOP 40 Index Futures	16	Long	Dec 2011	582,596	48,497

	HANG SENG Index Futures	6	Long	Dec 2011	698,259	8,320

	IBEX 35 Index Futures	4	Long	Dec 2011	454,197	11,656

	MSCI Taiwan Index Futures	125	Long	Dec 2011	3,080,000	17,899

	OMX 30 Index Futures	51	Long	Dec 2011	742,347	25,636

	S&P TSE 60 Index Futures	19	Long	Dec 2011	2,587,480	(38,431)

	TOPIX Index Futures	51	Long	Dec 2011	4,783,716	(103,010)

						$545,288

Investment Quality Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $122.8 million to $167.1 million, as measured at each quarter end.

292

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Investment Quality
Bond Fund	U.K. Long Gilt Bond Futures	15	Long	Mar 2012	$2,671,053	($7,233)

	U.S. Treasury 2-Year Note Futures	160	Long	Mar 2012	35,280,000	4,613

	U.S. Treasury 5-Year Note Futures	230	Long	Mar 2012	28,207,344	(18,468)

	U.S. Treasury Ultra Long Bond Futures	154	Long	Mar 2012	23,937,375	(511,855)

	10-Year Canada Government Bond Futures	70	Short	Mar 2012	(9,060,640)	24,467

	U.S. Treasury 10-Year Note Futures	125	Short	Mar 2012	(16,167,969)	35,830

	U.S. Treasury 30-Year Bond Futures	53	Short	Mar 2012	(7,492,875)	88,895

						($383,751)

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $0.7 million to $2.0 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Mid Cap Growth
Index Fund	S&P MidCap 400 E-Mini Index Futures	9	Long	Dec 2011	$794,790	$19,870

						$19,870

Mid Cap Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $15.3 million to $30.0 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Mid Cap Index Fund	S&P MidCap 400 E-Mini Index Futures	173	Long	Dec 2011	$15,277,630	$943,479

						$943,479

Mid Cap Value Index Fund

293

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $1.0 million to $1.2 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Mid Cap Value
Index Fund	S&P MidCap 400 E-Mini Index Futures	14	Long	Dec 2011	$1,236,340	$56,680

						$56,680

Real Return Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $225.0 million to $270.3 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Real Return
Bond Fund	3-Month EURIBOR Futures	39	Long	Sep 2013	$12,924,861	$7,640

	3-Month EURIBOR Futures	58	Long	Dec 2013	19,190,414	6,288

	3-Month EURIBOR Futures	20	Long	Mar 2014	6,606,971	9,312

	Eurodollar Futures	217	Long	Mar 2013	53,881,100	268,032

	Eurodollar Futures	54	Long	Jun 2013	13,402,800	75,433

	Eurodollar Futures	169	Long	Sep 2013	41,920,450	202,139

	Eurodollar Futures	266	Long	Dec 2013	65,914,800	479,517

	U.S. Treasury 10-Year Note Futures	80	Long	Mar 2012	10,347,500	(57,566)

	U.S. Treasury 30-Year Bond Futures	6	Long	Mar 2012	848,250	(22,786)

						$968,009

Small Cap Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $5.5 million to $5.6 million, as measured at each quarter end.

294

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Small Cap Index Fund	Russell 2000 Mini Index Futures	75	Long	Dec 2011	$5,525,250	$218,073

						$218,073

Smaller Company Growth Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $0.8 million to $1.2 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Smaller Company
Growth Fund	Russell 2000 Mini Index Futures	16	Long	Dec 2011	$1,178,720	$65,596

						$65,596

Spectrum Income Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $10.6 million to $19.1 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Spectrum Income
Fund	U.S. Treasury 10-Year Note Futures	18	Long	Mar 2012	$2,328,187	($4,721)

	U.S. Treasury 30-Year Bond Futures	2	Long	Mar 2012	282,750	56

	U.S. Treasury Ultra Long Bond Futures	2	Long	Mar 2012	310,875	(7,414)

	10-Year Canada Government Bond Futures	21	Short	Mar 2012	(2,718,192)	1,377

	U.S. Treasury 5-Year Note Futures	9	Short	Dec 2011	(1,107,070)	(1,437)

	U.S. Treasury 5-Year Note Futures	3	Short	Mar 2012	(367,922)	223

	U.S. Treasury 10-Year Note Futures	27	Short	Dec 2011	(3,514,219)	(1,528)

						($13,444)

295

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held futures contracts with total absolute values ranging from approximately $1.9 billion to $3.5 billion, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Total Return Fund	Eurodollar Futures	2,389	Long	Jun 2012	$593,427,600	$1,521,105

	Eurodollar Futures	68	Long	Dec 2012	16,886,950	47,541

	Eurodollar Futures	120	Long	Dec 2012	29,800,500	(20,322)

	Eurodollar Futures	474	Long	Mar 2013	117,694,200	(48,116)

	Eurodollar Futures	425	Long	Mar 2013	105,527,500	(239,895)

	Eurodollar Futures	2,292	Long	Jun 2013	568,874,400	2,613,631

	Eurodollar Futures	716	Long	Sep 2013	177,603,800	880,107

	Eurodollar Futures	82	Long	Dec 2013	20,319,600	18,375

	Eurodollar Futures	292	Long	Mar 2014	72,262,700	603,935

	U.S. Treasury 5-Year Note Futures	276	Long	Dec 2011	33,950,157	(7,770)

	U.S. Treasury 5-Year Note Futures	362	Long	Mar 2012	44,395,906	(16,681)

	U.S. Treasury 10-Year Note Futures	971	Long	Mar 2012	125,592,781	(522,247)

	U.S. Treasury 30-Year Bond Futures	57	Long	Mar 2012	8,058,375	(216,469)

						$4,613,194

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing a Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

296

The following table summarizes the contracts held at November 30, 2011, and the range of notional contract amounts held by the Funds during the period ended November 30, 2011. In addition, the table details how the Funds used forward foreign currency contracts during the period ended November 30, 2011.

Active Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $3.3 million, as measured at each quarter end. At November 30, 2011, the Fund held no forward foreign currency contracts.

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $6.7 million, as measured at each quarter end. At November 30, 2011, the Fund held no forward foreign currency contracts.

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $1.0 million to $4.5 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Emerging
Markets
Debt Fund	Buys

	Canadian Dollar	26,226	$26,203	Toronto Dominion Bank	1/25/2012	($523)

	Euro	300,000	411,966	Bank of Montreal	1/25/2012	(8,660)

	Mexican Peso	1,940,445	142,690	Toronto Dominion Bank	1/25/2012	(985)

			$580,859			($10,168)

	Sells

	Canadian Dollar	26,164	$25,406	Toronto Dominion Bank	1/25/2012	($213)

	Euro	300,000	412,617	Bank of Montreal	1/25/2012	9,311

			$438,023			$9,098

Global Bond Fund

297

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $0.9 billion to $1.2 billion, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Global Bond
Fund	Buys

	Australian Dollar	1,528,000	$1,490,778	UBS AG	12/2/2011	$80,618

	Australian Dollar	1,432,000	1,467,582	Citibank N.A.	12/5/2011	4,571

	Australian Dollar	1,329,000	1,348,484	Citibank N.A.	12/22/2011	15,074

	Australian Dollar	1,623,000	1,623,081	Deutsche Bank AG	12/22/2011	42,122

	Australian Dollar	3,980,000	4,017,835	JPMorgan Chase Bank	12/22/2011	65,658

	Brazilian Real	604,905	313,959	Morgan Stanley & Company, Inc.	1/4/2012	18,163

	Canadian Dollar	11,698,000	11,458,180	Deutsche Bank AG	2/9/2012	(8,021)

	Chilean Peso	11,892,800	21,944	UBS AG	3/15/2012	869

	Chinese Yuan Renminbi	30,124,967	4,698,583	Barclays Capital	2/13/2012	26,056

	Chinese Yuan Renminbi	19,035,066	2,982,498	Citibank N.A.	6/1/2012	8,028

	Chinese Yuan Renminbi	26,408,895	4,150,000	JPMorgan Chase Bank	6/1/2012	(1,000)

	Chinese Yuan Renminbi	9,132,104	1,426,000	UBS AG	6/1/2012	8,710

	Chinese Yuan Renminbi	17,000,000	2,713,921	Deutsche Bank AG	8/5/2013	(21,827)

	Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs International	8/5/2013	(87,274)

	Chinese Yuan Renminbi	53,163,414	8,418,593	UBS AG	8/5/2013	282

	Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	(25,725)

	Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	(52,239)

	Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs International	4/25/2014	(19,252)

	Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank	4/25/2014	(17,133)

	Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank	4/25/2014	(31,342)

	Chinese Yuan Renminbi	7,939,353	1,301,000	Royal Bank of Scotland PLC	4/25/2014	(29,425)

	Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	(34,292)

	Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	9,189

	Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	8,942

298

Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	(1,991)

Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(889)

Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley & Company, Inc.	9/8/2015	10,162

Danish Krone	30,215,000	5,399,701	Citibank N.A.	12/9/2011	60,770

Euro	465,000	643,011	Deutsche Bank AG	12/2/2011	(18,191)

Euro	921,000	1,222,255	HSBC Bank	12/2/2011	15,293

Euro	60,783,000	81,618,568	JPMorgan Chase Bank	12/2/2011	55,520

Euro	10,296,000	13,981,011	Royal Bank of Canada	12/2/2011	(146,281)

Euro	31,297,000	41,734,550	UBS AG	12/2/2011	319,215

Euro	5,520,000	7,454,219	UBS AG	12/13/2011	(36,201)

Euro	15,602,000	20,669,920	Barclays Bank PLC	1/4/2012	301,200

Euro	4,685,000	6,480,343	UBS AG	1/17/2012	(182,443)

Hong Kong Dollar	18,387,698	2,362,000	Credit Suisse London	12/12/2011	4,999

Hong Kong Dollar	7,399,826	951,000	Deutsche Bank AG	12/12/2011	1,560

Hong Kong Dollar	7,142,866	918,000	HSBC Bank	12/12/2011	1,482

Hong Kong Dollar	9,201,870	1,182,000	Morgan Stanley & Company, Inc.	12/12/2011	2,532

Hong Kong Dollar	16,593,915	2,132,000	UBS AG	12/12/2011	4,090

Hong Kong Dollar	12,758,891	1,640,000	HSBC Bank	12/21/2011	2,492

Hong Kong Dollar	4,800,000	616,175	Citibank N.A.	2/16/2012	1,976

Hong Kong Dollar	17,700,000	2,272,173	Credit Suisse London	2/16/2012	7,257

Hong Kong Dollar	7,700,000	988,897	UBS AG	2/16/2012	2,719

Indian Rupee	58,189,765	1,139,189	JPMorgan Chase Bank	7/12/2012	(49,678)

Indonesian Rupiah	22,954,000,000	2,540,002	Citibank N.A.	1/31/2012	(34,763)

Japanese Yen	7,952,891,000	102,446,749	Barclays Bank PLC	12/19/2011	141,897

Japanese Yen	109,042,000	1,416,553	Deutsche Bank AG	12/19/2011	(9,961)

Japanese Yen	6,704,050,000	86,065,216	Goldman Sachs International	12/19/2011	413,954

Japanese Yen	6,576,225,000	84,596,905	UBS AG	12/19/2011	233,381

Malaysian Ringgit	4,751,127	1,563,642	UBS AG	4/23/2012	(73,868)

Norwegian Krone	5,359,000	942,071	JPMorgan Chase Bank	12/9/2011	(14,513)

Norwegian Krone	3,108,000	527,764	UBS AG	12/9/2011	10,182

Philippine Peso	73,500,000	1,694,191	Citibank N.A.	3/15/2012	(20,997)

Philippine Peso	237,711,660	5,468,407	JPMorgan Chase Bank	3/15/2012	(57,012)

299

Pound Sterling	264,000	416,783	Barclays Bank PLC	12/8/2011	(2,617)

Pound Sterling	13,964,000	21,971,752	Citibank N.A.	12/8/2011	(64,855)

Pound Sterling	1,859,000	2,937,190	JPMorgan Chase Bank	12/8/2011	(20,767)

Pound Sterling	4,478,000	7,054,927	Royal Bank of Canada	12/8/2011	(29,785)

Singapore Dollar	1,231,000	947,618	Barclays Bank PLC	12/9/2011	12,869

Singapore Dollar	8,838,357	6,813,000	Citibank N.A.	12/9/2011	83,124

Singapore Dollar	1,350,850	1,051,000	Goldman Sachs International	12/9/2011	3,000

Singapore Dollar	4,171,918	3,229,000	HSBC Bank	12/9/2011	26,137

Singapore Dollar	1,153,721	897,000	JPMorgan Chase Bank	12/9/2011	3,191

Singapore Dollar	200,000	165,481	Royal Bank of Scotland PLC	12/9/2011	(9,431)

Singapore Dollar	2,889,671	2,284,959	UBS AG	12/9/2011	(30,294)

South Korean Won	17,073,113,344	15,254,066	Citibank N.A.	2/27/2012	(321,419)

Swedish Krona	26,618,000	3,868,614	UBS AG	12/9/2011	63,541

Swiss Franc	249,000	282,845	UBS AG	12/9/2011	(10,238)

Taiwan Dollar	20,000,000	698,568	Barclays Capital	1/11/2012	(38,448)

Taiwan Dollar	63,239,185	2,202,612	JPMorgan Chase Bank	1/11/2012	(115,340)

		$620,236,231			$453,313

Sells

Australian Dollar	1,623,000	$1,626,847	Deutsche Bank AG	12/2/2011	($42,247)

Australian Dollar	8,356,000	8,335,365	Credit Suisse London	12/6/2011	(254,107)

Australian Dollar	966,000	990,070	Citibank N.A.	12/7/2011	(2,785)

Australian Dollar	2,289,000	2,346,797	Deutsche Bank AG	12/7/2011	(5,837)

Australian Dollar	8,228,000	8,431,725	UBS AG	12/7/2011	(25,013)

Australian Dollar	1,432,000	1,464,607	Citibank N.A.	12/22/2011	(4,630)

Australian Dollar	36,353,000	37,546,833	HSBC Bank	12/22/2011	248,538

Brazilian Real	916,862	509,000	JPMorgan Chase Bank	2/2/2012	8,652

Canadian Dollar	371,000	364,131	Royal Bank of Canada	2/9/2012	991

Chinese Yuan Renminbi	11,402,580	1,785,000	Barclays Capital	6/1/2012	(6,416)

Chinese Yuan Renminbi	56,786,856	8,902,000	Citibank N.A.	6/1/2012	(19,566)

Chinese Yuan Renminbi	9,105,750	1,425,000	Credit Suisse London	6/1/2012	(5,570)

Chinese Yuan Renminbi	13,955,760	2,184,000	Deutsche Bank AG	6/1/2012	(8,536)

300

Chinese Yuan Renminbi	54,634,542	8,522,000	Deutsche Bank AG	2/1/2013	(96,130)

Euro	1,627,000	2,236,007	Barclays Bank PLC	12/2/2011	49,808

Euro	53,087,000	74,330,285	Citibank N.A.	12/2/2011	2,997,308

Euro	11,491,000	16,038,510	Deutsche Bank AG	12/2/2011	598,059

Euro	13,977,000	19,569,017	JPMorgan Chase Bank	12/2/2011	788,129

Euro	2,802,000	3,969,322	Royal Bank of Canada	12/2/2011	204,276

Euro	20,778,000	29,059,737	UBS AG	12/2/2011	1,140,348

Euro	3,465,000	4,664,677	Barclays Bank PLC	12/7/2011	8,532

Euro	858,000	1,152,394	Citibank N.A.	1/4/2012	(870)

Euro	32,701,000	43,681,451	JPMorgan Chase Bank	1/4/2012	(272,950)

Euro	7,016,000	9,375,832	Royal Bank of Canada	1/4/2012	(54,586)

Euro	31,297,000	41,754,110	UBS AG	1/4/2012	(313,132)

Euro	36,000	51,101	Citibank N.A.	1/17/2012	2,707

Hong Kong Dollar	4,800,000	615,945	Citibank N.A.	12/12/2011	(1,946)

Hong Kong Dollar	17,700,000	2,271,123	Credit Suisse London	12/12/2011	(7,350)

Hong Kong Dollar	7,700,000	988,447	UBS AG	12/12/2011	(2,754)

Indian Rupee	60,392,210	1,247,000	Deutsche Bank AG	7/12/2012	116,252

Indonesian Rupiah	22,749,230,000	2,541,813	UBS AG	1/31/2012	58,924

Japanese Yen	293,977,035	3,790,000	Barclays Bank PLC	12/7/2011	(862)

Japanese Yen	99,973,100	1,301,733	Morgan Stanley & Company, Inc.	2/27/2012	10,360

Japanese Yen	990,000,000	12,890,961	Royal Bank of Canada	2/27/2012	102,932

Malaysian Ringgit	4,637,210	1,510,000	Citibank N.A.	4/23/2012	55,946

Mexican Peso	218,856,059	16,112,113	HSBC Bank	3/15/2012	188,909

Mexican Peso	8,495,414	620,828	JPMorgan Chase Bank	3/15/2012	2,731

Mexican Peso	29,677,588	2,225,000	UBS AG	3/15/2012	65,762

New Zealand Dollar	26,364,000	20,870,402	Citibank N.A.	12/1/2011	284,077

New Zealand Dollar	26,364,000	19,764,695	Citibank N.A.	2/2/2012	(729,092)

Norwegian Krone	500,000	85,500	Barclays Bank PLC	12/9/2011	(1,042)

Philippine Peso	241,006,710	5,638,243	Barclays Capital	3/15/2012	151,838

Philippine Peso	71,600,260	1,678,000	Citibank N.A.	3/15/2012	48,053

Pound Sterling	1,966,000	3,087,741	Barclays Bank PLC	12/8/2011	3,455

Pound Sterling	24,882,000	39,304,207	Citibank N.A.	12/8/2011	269,015

301

Pound Sterling	566,000	912,334	Deutsche Bank AG	12/8/2011	24,387

Pound Sterling	14,417,000	22,749,126	JPMorgan Chase Bank	12/8/2011	131,557

Pound Sterling	3,028,000	4,712,657	Royal Bank of Canada	12/8/2011	(37,707)

Pound Sterling	15,011,000	23,700,877	UBS AG	12/8/2011	151,433

Singapore Dollar	4,988,891	3,939,000	Citibank N.A.	12/9/2011	46,420

Singapore Dollar	1,036,836	839,000	Deutsche Bank AG	12/9/2011	30,009

Singapore Dollar	6,483,653	5,099,000	HSBC Bank	12/9/2011	40,132

Singapore Dollar	4,742,618	3,761,000	JPMorgan Chase Bank	12/9/2011	60,575

Singapore Dollar	1,294,328	1,015,000	Morgan Stanley & Company, Inc.	12/9/2011	5,101

Singapore Dollar	1,315,864	1,045,000	UBS AG	12/9/2011	18,298

South African Rand	92,876	11,760	HSBC Bank	1/26/2012	408

South Korean Won	8,481,368,200	7,533,000	Morgan Stanley & Company, Inc.	2/27/2012	114,946

South Korean Won	8,559,332,025	7,569,431	UBS AG	2/27/2012	83,187

Swedish Krona	3,870,000	580,684	Royal Bank of Canada	12/9/2011	8,987

Taiwan Dollar	42,376,840	1,507,000	Barclays Capital	1/11/2012	108,310

Taiwan Dollar	41,667,720	1,426,000	Citibank N.A.	1/11/2012	50,716

		$553,260,438			$6,386,940

Heritage Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held foreign forward currency contracts with USD notional absolute values ranging from approximately $1.1 million to $1.7 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Heritage Fund	Buys

	Pound Sterling	13,095	$20,300	Credit Suisse Securities (USA) LLC	12/30/2011	$239

			$20,300			$239

	Sells

	Euro	633,818	$841,675	UBS AG	12/30/2011	($10,218)

	Pound Sterling	514,197	796,163	Credit Suisse Securities (USA) LLC	12/30/2011	(10,349)

302

$1,637,838	($20,567)

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $9.9 million to $10.2 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Income
Fund	Sells

	Canadian Dollar	8,992,604	$8,970,537	Bank of Nova Scotia	1/25/2012	$165,207

	Pound Sterling	615,000	959,861	State Street Bank & Trust Company	1/25/2012	(4,543)

			$9,930,398			$160,664

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $34.4 million to $35.9 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Yield
Fund	Sells

	Euro	4,042,933	$5,562,469	JPMorgan Chase Bank	12/15/2011	$129,293

	Euro	2,008,733	2,761,043	Citibank N.A.	2/16/2012	60,016

	Euro	14,575,564	20,130,748	UBS AG	2/16/2012	531,829

	Pound Sterling	3,743,065	5,984,993	UBS AG	2/16/2012	116,638

			$34,439,253			$837,776

International Equity Index Fund

The Fund used forward foreign currency contracts as a substitute for securities purchased. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $16.4 million to $16.6 million, as measured at each quarter end.

303

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International
Equity Index
Fund	Buys

	Australian Dollar	1,800,000	$1,835,100	Royal Bank of Scotland PLC	1/27/2012	$4,054

	Canadian Dollar	2,500,000	2,471,577	Royal Bank of Scotland PLC	1/27/2012	(23,751)

	Euro	2,400,000	3,321,672	Bank of America N.A.	1/27/2012	(95,171)

	Hong Kong Dollar	5,000,000	643,567	Royal Bank of Scotland PLC	1/27/2012	247

	Japanese Yen	375,000,000	4,892,815	Royal Bank of Scotland PLC	1/27/2012	(51,309)

	Pound Sterling	1,500,000	2,373,690	Bank of America N.A.	1/27/2012	(21,524)

	Swedish Krona	6,000,000	907,578	Bank of America N.A.	1/27/2012	(23,176)

			$16,445,999			($210,630)

International Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $119.6 million, as measured at each quarter end. At November 30, 2011, the Fund held no forward foreign currency contracts.

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $23.1 million to $70.2 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Investment
Quality Bond
Fund	Buys

	Australian Dollar	1,770,000	$1,778,850	Westpac Banking Corp.	12/21/2011	$37,387

	Brazilian Real	7,089,000	4,103,277	Royal Bank of Canada	12/2/2011	(183,129)

	Mexican Peso	37,740,000	2,926,147	Citibank N.A.	12/21/2011	(162,634)

304

Mexican Peso	6,590,000	489,777	HSBC Bank	12/21/2011	(7,224)

Mexican Peso	20,850,000	1,590,811	Royal Bank of Canada	12/21/2011	(64,069)

		$10,888,862			($379,669)

Sells

Australian Dollar	1,180,000	$1,200,060	JPMorgan Chase Bank	12/21/2011	($10,765)

Australian Dollar	590,000	604,830	Westpac Banking Corp.	12/21/2011	(583)

Brazilian Real	7,089,000	4,146,001	Royal Bank of Canada	12/2/2011	225,852

Brazilian Real	2,729,000	1,466,731	Royal Bank of Canada	1/4/2012	(31,622)

Mexican Peso	15,700,000	1,109,894	JPMorgan Chase Bank	12/21/2011	(39,739)

Mexican Peso	49,480,000	3,651,719	Royal Bank of Canada	12/21/2011	28,544

		$12,179,235			$171,687

Mutual Shares Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the portfolio. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values from approximately $88.1 million to $108.6 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Mutual Shares
Fund	Buys

	Australian Dollar	174,700	$185,427	Bank of America N.A.	12/21/2011	($6,163)

	Australian Dollar	194,010	195,613	Deutsche Bank AG	12/21/2011	3,466

	Euro	1,478,558	2,019,415	Bank of America N.A.	3/15/2012	(30,763)

	Euro	903,497	1,221,239	Barclays Bank PLC	3/15/2012	(6,041)

	Euro	2,729,384	3,716,140	Deutsche Bank AG	3/15/2012	(45,136)

	Euro	186,603	252,777	HSBC Bank	3/15/2012	(1,797)

	Euro	459,336	631,200	State Street Bank & Trust Company	3/15/2012	(13,396)

	Japanese Yen	12,738,000	167,569	Bank of America N.A.	1/20/2012	(3,133)

	Norwegian Krone	2,691,081	477,615	Bank of America N.A.	12/19/2011	(12,036)

305

Norwegian Krone	1,802,884	319,006	Deutsche Bank AG	12/19/2011	(7,093)

Norwegian Krone	597,805	106,254	State Street Bank & Trust Company	12/19/2011	(2,829)

Pound Sterling	293,800	458,848	Barclays Bank PLC	2/21/2012	1,745

Pound Sterling	837,115	1,307,055	State Street Bank & Trust Company	2/21/2012	5,299

Swiss Franc	854,893	941,766	Bank of America N.A.	2/10/2012	(4,134)

Swiss Franc	816,338	909,644	Barclays Bank	2/10/2012	(14,299)

Swiss Franc	4,127,759	4,935,670	Deutsche Bank AG	2/10/2012	(408,418)

Swiss Franc	136,000	154,071	HSBC Bank	2/10/2012	(4,909)

Swiss Franc	349,003	424,812	State Street Bank & Trust Company	2/10/2012	(42,032)

		$18,424,121			($591,669)

Sells

Australian Dollar	435,677	$460,239	Bank of America N.A.	12/21/2011	$13,180

Australian Dollar	65,926	69,649	Barclays Bank	12/21/2011	2,001

Australian Dollar	1,791,240	1,832,439	Bank of America N.A.	2/23/2012	7,556

Australian Dollar	109,453	105,631	Barclays Bank	2/23/2012	(5,878)

Australian Dollar	44,047	42,509	Deutsche Bank AG	2/23/2012	(2,364)

Euro	17,521,776	23,969,789	Bank of America N.A.	3/15/2012	403,113

Euro	378,720	523,080	Barclays Bank PLC	3/15/2012	13,703

Euro	2,465,224	3,370,151	Deutsche Bank AG	3/15/2012	54,439

Euro	402,498	555,099	HSBC Bank	3/15/2012	13,742

Euro	362,002	487,117	State Street Bank & Trust Company	3/15/2012	227

Japanese Yen	3,300,000	42,369	Bank of America N.A.	1/20/2012	(231)

Japanese Yen	53,094,000	692,767	Deutsche Bank AG	1/20/2012	7,371

Japanese Yen	1,700,000	21,950	HSBC Bank	1/20/2012	4

Norwegian Krone	239,000	42,400	Deutsche Bank AG	12/19/2011	1,051

Norwegian Krone	6,440,890	1,190,391	State Street Bank & Trust Company	12/19/2011	76,067

Pound Sterling	16,477,396	25,984,851	Bank of America N.A.	2/21/2012	153,082

Swiss Franc	105,000	122,585	Bank of America N.A.	2/10/2012	7,423

Swiss Franc	3,945,476	5,162,081	Barclays Bank	2/10/2012	834,753

Swiss Franc	3,831,156	5,025,859	Deutsche Bank AG	2/10/2012	823,915

		$69,700,956			$2,403,154

306

Real Return Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $157.2 million to $183.5 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Real Return
Bond
Fund	Buys

	Chinese Yuan Renminbi	10,000,000	$1,543,448	Deutsche Bank AG	2/13/2012	$24,899

	Chinese Yuan Renminbi	29,032,780	4,457,787	JPMorgan Chase Bank	2/13/2012	95,560

	Chinese Yuan Renminbi	14,346,944	2,253,683	Citibank N.A.	6/1/2012	311

	Euro	4,933,000	6,707,277	JPMorgan Chase Bank	1/17/2012	(75,999)

	Euro	364,000	491,941	Deutsche Bank AG	2/17/2012	(2,485)

	Indian Rupee	414,897,220	8,926,360	JPMorgan Chase Bank	7/12/2012	(1,158,071)

	Malaysian Ringgit	963,101	311,180	Citibank N.A.	4/23/2012	(9,188)

	Malaysian Ringgit	9,071,730	2,985,595	UBS AG	4/23/2012	(141,043)

	Mexican Peso	26,148,210	1,927,382	HSBC Bank	3/15/2012	(24,929)

	Singapore Dollar	4,902,671	4,062,049	Citibank N.A.	12/9/2011	(236,742)

	Singapore Dollar	1,300,000	1,075,625	Royal Bank of Scotland PLC	12/9/2011	(61,300)

	Singapore Dollar	200,000	165,419	UBS AG	12/9/2011	(9,369)

	Singapore Dollar	2,400,420	1,841,519	JPMorgan Chase Bank	2/10/2012	31,839

			$36,749,265			($1,566,517)

	Sells

	Australian Dollar	22,842,000	$23,592,131	HSBC Bank	12/22/2011	$156,166

	Brazilian Real	844,866	440,769	HSBC Bank	1/4/2012	(23,103)

	Euro	32,962,000	44,882,881	Barclays Bank PLC	2/17/2012	560,308

	Euro	16,931,000	22,861,252	UBS AG	2/17/2012	94,869

	Indian Rupee	257,791,433	5,008,440	Barclays Capital	7/12/2012	181,706

307

Indian Rupee	43,390,000	850,000	JPMorgan Chase Bank	7/12/2012	37,591

Japanese Yen	88,742,000	1,155,882	Deutsche Bank AG	1/13/2012	10,443

Pound Sterling	3,618,000	5,774,835	Barclays Bank PLC	12/8/2011	98,871

Pound Sterling	425,000	671,077	Citibank N.A.	12/8/2011	4,332

Pound Sterling	1,795,000	2,821,696	Goldman Sachs International	12/8/2011	5,678

Pound Sterling	557,000	887,744	JPMorgan Chase Bank	12/8/2011	13,916

Pound Sterling	142,000	224,434	Royal Bank of Canada	12/8/2011	1,662

Pound Sterling	3,838,000	5,978,850	UBS AG	12/8/2011	(42,253)

Singapore Dollar	195,285	150,000	Barclays Bank PLC	12/9/2011	(2,371)

Singapore Dollar	4,332,234	3,350,000	HSBC Bank	12/9/2011	(30,223)

Singapore Dollar	2,400,420	1,840,983	JPMorgan Chase Bank	12/9/2011	(31,944)

		$120,490,974			$1,035,648

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies, to maintain diversity and liquidity of the Fund and for risk management. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $93.8 million to $99.7 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Spectrum
Income
Fund	Buys

	Australian Dollar	1,195,509	$1,196,125	Merrill Lynch International	2/16/2012	$22,741

	Brazilian Real	3,350,000	1,804,957	Citibank N.A.	12/2/2011	47,561

	Chilean Peso	176,314,800	349,000	Credit Suisse London	2/16/2012	(10,014)

	Chinese Yuan Renminbi	3,045,000	476,451	Citibank N.A.	12/16/2011	937

	Chinese Yuan Renminbi	5,460,000	838,002	State Street Bank London	12/16/2011	18,004

	Chinese Yuan Renminbi	3,245,000	497,661	Morgan Stanley & Company, Inc.	12/19/2011	11,090

	Chinese Yuan Renminbi	9,740,000	1,493,292	State Street Bank London	12/19/2011	33,744

	Chinese Yuan Renminbi	9,426,725	1,475,000	Standard Chartered Bank	1/6/2012	3,053

	Chinese Yuan Renminbi	5,205,000	814,172	Standard Chartered Bank	6/20/2012	3,762

	Chinese Yuan Renminbi	6,575,000	1,030,241	Deutsche Bank AG	6/25/2012	3,040

308

Chinese Yuan Renminbi	8,212,435	1,285,000	Standard Chartered Bank	6/25/2012	5,609

Chinese Yuan Renminbi	5,275,000	829,142	Credit Suisse London	9/28/2012	897

Czech Koruna	4,425,181	232,694	Deutsche Bank AG	2/16/2012	1,977

Danish Krone	571,286	103,461	Royal Bank of Scotland PLC	2/16/2012	(107)

Euro	425,750	573,184	State Street Bank London	12/9/2011	(1,065)

Euro	270,586	361,000	Standard Chartered Bank	2/16/2012	2,842

Hungarian Forint	26,869,215	114,371	Goldman Sachs International	2/16/2012	3,223

Indonesian Rupiah	5,356,375,000	587,000	Merrill Lynch International Bank	12/22/2011	(241)

Japanese Yen	926,166,766	12,058,443	Citibank International PLC	2/16/2012	(97,064)

Japanese Yen	19,298,098	249,000	JPMorgan Chase Bank	2/16/2012	234

Japanese Yen	35,852,875	466,000	Standard Chartered Bank	2/16/2012	(2,963)

Malaysian Ringgit	1,400,000	453,882	Merrill Lynch International Bank	12/5/2011	(13,498)

Malaysian Ringgit	2,955,000	912,516	Standard Chartered Bank	12/5/2011	17,009

Malaysian Ringgit	3,856,648	1,240,000	Citibank N.A.	12/22/2011	(28,028)

Malaysian Ringgit	4,480,000	1,405,204	Morgan Stanley & Company, Inc.	3/21/2012	19

Norwegian Krone	2,870,000	505,950	Credit Suisse Securities Ltd.	2/7/2012	(10,462)

Norwegian Krone	8,469,027	1,461,576	State Street Bank London	2/16/2012	30

Norwegian Krone	2,585,000	445,990	Morgan Stanley & Company, Inc.	2/27/2012	(58)

Pound Sterling	295,000	461,262	Royal Bank of Scotland PLC	12/5/2011	1,551

Pound Sterling	20,000	31,293	State Street Bank London	1/9/2012	74

Russian Ruble	12,212,200	385,000	Barclays Bank	12/23/2011	11,452

Russian Ruble	12,170,000	384,883	Deutsche Bank AG	12/23/2011	10,199

Russian Ruble	19,101,500	604,000	UBS AG	12/23/2011	16,104

Russian Ruble	14,625,000	460,268	Morgan Stanley & Company, Inc.	1/17/2012	12,744

Singapore Dollar	923,037	713,790	Standard Chartered Bank	2/16/2012	6,615

South Korean Won	1,455,340,900	1,222,000	JPMorgan Chase Bank	1/17/2012	51,398

South Korean Won	795,235,000	708,261	Morgan Stanley & Company, Inc.	2/8/2012	(12,844)

Swedish Krona	4,234,051	622,266	JPMorgan Chase Bank	2/16/2012	1,317

Swiss Franc	1,423,748	1,553,868	UBS AG	2/16/2012	7,907

Taiwan Dollar	22,024,100	730,000	State Street Bank London	2/16/2012	(2,278)

Thailand Baht	12,161,000	391,533	JPMorgan Chase Bank	2/16/2012	(3,098)

Turkish Lira	1,915,189	1,040,355	Morgan Stanley & Company, Inc.	2/16/2012	(9,038)

309

		$42,568,093			$104,375

Sells

Brazilian Real	3,350,000	$1,833,406	Barclays Bank	12/2/2011	($19,111)

Brazilian Real	10,619,670	5,890,000	Credit Suisse London	2/16/2012	107,147

Brazilian Real	3,515,000	1,860,379	Citibank N.A.	3/2/2012	(49,273)

Chinese Yuan Renminbi	5,185,000	810,891	Deutsche Bank AG	12/16/2011	(2,001)

Chinese Yuan Renminbi	3,320,000	516,169	Standard Chartered Bank	12/16/2011	(4,332)

Chinese Yuan Renminbi	12,985,000	2,028,954	Credit Suisse London	12/19/2011	(6,833)

Chinese Yuan Renminbi	9,426,725	1,477,244	Standard Chartered Bank	1/6/2012	(809)

Chinese Yuan Renminbi	3,860,000	602,626	Credit Suisse London	6/20/2012	(3,949)

Chinese Yuan Renminbi	1,095,000	171,120	Deutsche Bank AG	6/20/2012	(952)

Chinese Yuan Renminbi	250,000	39,277	State Street Bank London	6/20/2012	(9)

Chinese Yuan Renminbi	6,575,000	1,025,981	Standard Chartered Bank	6/25/2012	(7,300)

Chinese Yuan Renminbi	5,275,000	822,292	Standard Chartered Bank	9/28/2012	(7,747)

Euro	109,000	150,248	Barclays Bank	12/9/2011	3,775

Euro	180,292	243,997	Citibank N.A.	12/9/2011	1,723

Euro	3,099,633	4,353,808	Deutsche Bank AG	12/9/2011	188,548

Euro	183,000	256,448	Goldman Sachs International	12/9/2011	10,534

Euro	1,042,300	1,425,501	State Street Bank London	12/9/2011	24,867

Euro	55,000	75,332	State Street Bank London	2/7/2012	1,384

Euro	7,761,277	10,502,404	Deutsche Bank AG	2/16/2012	66,264

Euro	338,412	457,857	JPMorgan Chase Bank	2/16/2012	2,815

Euro	2,102,212	2,805,213	UBS AG	2/16/2012	(21,510)

Euro	3,070,000	4,157,455	Morgan Stanley & Company, Inc.	2/27/2012	28,915

Indonesian Rupiah	5,356,375,000	574,102	Merrill Lynch International Bank	12/22/2011	(12,657)

Indonesian Rupiah	3,682,410,000	393,000	Standard Chartered Bank	12/22/2011	(10,386)

Malaysian Ringgit	4,355,000	1,373,167	Morgan Stanley & Company, Inc.	12/5/2011	3,258

Malaysian Ringgit	1,910,944	608,000	Goldman Sachs International	12/22/2011	7,476

Malaysian Ringgit	67,095	21,000	JPMorgan Chase Bank	12/22/2011	(85)

Malaysian Ringgit	733,160	237,000	Royal Bank of Canada	12/22/2011	6,601

Mexican Peso	16,365,000	1,211,280	Goldman Sachs International	2/13/2012	17,898

310

Mexican Peso	2,633,909	186,155	Goldman Sachs International	2/16/2012	(5,873)

Mexican Peso	18,217,313	1,331,383	State Street Bank London	2/16/2012	3,226

Polish Zloty	1,265,804	382,508	Barclays Capital	2/16/2012	7,682

Pound Sterling	181,000	278,959	Barclays Bank	1/9/2012	(4,912)

Pound Sterling	25,000	39,755	State Street Bank London	1/9/2012	547

Pound Sterling	57,264	90,000	JPMorgan Chase Bank	2/16/2012	222

Pound Sterling	34,260	53,945	State Street Bank London	2/16/2012	233

Russian Ruble	32,873,360	1,049,000	Barclays Bank	12/23/2011	(18,188)

Russian Ruble	11,156,000	342,629	UBS AG	12/23/2011	(19,535)

Russian Ruble	14,625,000	468,842	Morgan Stanley & Company, Inc.	1/17/2012	(4,170)

South African Rand	1,569,393	189,369	JPMorgan Chase Bank	2/16/2012	(1,895)

South Korean Won	369,850,000	325,000	Standard Chartered Bank	1/17/2012	1,388

Turkish Lira	1,124,000	594,929	Merrill Lynch International	2/16/2012	(10,337)

		$51,256,625			$272,639

Total Return Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $828.7 million to $1.2 billion, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by		Settlement	Appreciation
Fund	Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Total Return
Fund	Buys

	Brazilian Real	45,885,601	$25,808,876	Morgan Stanley & Company, Inc.	1/4/2012	($615,464)

	Canadian Dollar	1,533,000	1,490,238	JPMorgan Chase Bank	2/9/2012	10,283

	Chinese Yuan Renminbi	27,280,000	4,266,767	Barclays Capital	2/13/2012	11,683

	Chinese Yuan Renminbi	6,426,300	1,000,000	HSBC Bank	2/13/2012	7,867

	Chinese Yuan Renminbi	21,756,900	3,400,000	Barclays Capital	6/1/2012	18,143

	Chinese Yuan Renminbi	17,882,770	2,800,000	Citibank N.A.	6/1/2012	9,494

	Chinese Yuan Renminbi	36,398,200	5,700,000	HSBC Bank	6/1/2012	18,382

	Chinese Yuan Renminbi	45,313,650	7,100,000	JPMorgan Chase Bank	6/1/2012	19,054

311

Chinese Yuan Renminbi	5,095,600	800,000	Morgan Stanley & Company, Inc.	6/1/2012	550

Chinese Yuan Renminbi	3,205,500	500,000	Royal Bank of Scotland PLC	6/1/2012	3,604

Chinese Yuan Renminbi	60,088,728	9,448,656	Citibank N.A.	10/15/2012	9,426

Chinese Yuan Renminbi	5,681,700	900,000	Citibank N.A.	2/1/2013	(3,761)

Chinese Yuan Renminbi	2,524,000	400,000	Goldman Sachs International	2/1/2013	(1,861)

Euro	40,875,375	54,589,063	Credit Suisse London	12/2/2011	335,159

Euro	3,493,000	4,800,657	Barclays Bank PLC	1/17/2012	(105,126)

Euro	921,000	1,247,692	Deutsche Bank AG	1/17/2012	(9,620)

Euro	4,130,000	5,621,436	JPMorgan Chase Bank	1/17/2012	(69,606)

Euro	418,000	576,560	UBS AG	1/17/2012	(14,656)

Indian Rupee	380,092,000	8,216,429	UBS AG	7/12/2012	(1,099,811)

Indonesian Rupiah	32,320,360,000	3,576,448	Citibank N.A.	1/31/2012	(48,949)

Indonesian Rupiah	59,016,459,500	6,531,982	HSBC Bank	7/2/2012	(182,564)

Malaysian Ringgit	13,048,696	4,296,574	UBS AG	4/23/2012	(204,996)

Philippine Peso	73,500,000	1,694,191	Citibank N.A.	3/15/2012	(20,997)

Philippine Peso	18,000,000	413,674	HSBC Bank	3/15/2012	(3,913)

Philippine Peso	261,359,627	6,009,666	JPMorgan Chase Bank	3/15/2012	(59,935)

Philippine Peso	19,519,873	448,269	Morgan Stanley & Company, Inc.	3/15/2012	(3,908)

Pound Sterling	435,000	678,900	Royal Bank of Canada	12/8/2011	3,533

Singapore Dollar	12,290,342	10,203,264	JPMorgan Chase Bank	12/9/2011	(613,731)

Singapore Dollar	3,300,000	2,730,432	Royal Bank of Scotland PLC	12/9/2011	(155,608)

Singapore Dollar	2,600,000	2,147,512	UBS AG	12/9/2011	(118,864)

South African Rand	3,800,350	521,060	JPMorgan Chase Bank	1/26/2012	(56,540)

South Korean Won	27,611,594,600	25,853,553	UBS AG	2/27/2012	(1,703,640)

Taiwan Dollar	46,076,300	1,609,371	Barclays Capital	1/11/2012	(88,578)

		$205,381,270			($4,734,950)

Sells

Brazilian Real	1,264,340	$700,000	HSBC Bank	1/4/2012	$5,816

Brazilian Real	5,835,700	3,301,856	JPMorgan Chase Bank	1/4/2012	97,775

Brazilian Real	2,707,300	1,500,000	UBS AG	1/4/2012	13,561

Canadian Dollar	61,000	59,361	Barclays Bank PLC	2/9/2012	(347)

312

Canadian Dollar	40,127,000	39,259,401	Deutsche Bank AG	2/9/2012	(17,445)

Canadian Dollar	4,233,000	4,108,403	JPMorgan Chase Bank	2/9/2012	(34,915)

Canadian Dollar	1,117,000	1,096,318	Royal Bank of Canada	2/9/2012	2,983

Chinese Yuan Renminbi	3,809,250	600,000	HSBC Bank	6/1/2012	1,543

Euro	40,979,000	58,090,027	Citibank N.A.	12/2/2011	3,026,564

Euro	40,875,000	54,605,732	Credit Suisse London	1/4/2012	(335,592)

Euro	19,489,000	26,752,054	Barclays Bank PLC	1/17/2012	553,599

Euro	21,702,000	29,885,478	Deutsche Bank AG	1/17/2012	712,156

Euro	5,698,000	7,692,508	JPMorgan Chase Bank	1/17/2012	32,864

Euro	2,720,000	3,635,606	Royal Bank of Canada	1/17/2012	(20,805)

Euro	1,672,000	2,262,960	UBS AG	1/17/2012	15,343

Indian Rupee	56,012,000	1,100,000	Deutsche Bank AG	7/12/2012	51,264

Indian Rupee	324,080,000	6,354,057	JPMorgan Chase Bank	7/12/2012	286,175

Indonesian Rupiah	22,490,000,000	2,504,454	Barclays Capital	1/31/2012	49,857

Indonesian Rupiah	25,309,900,000	2,802,248	Morgan Stanley & Company, Inc.	1/31/2012	39,882

Indonesian Rupiah	15,609,000,000	1,727,615	UBS AG	1/31/2012	24,022

Indonesian Rupiah	3,732,000,000	400,214	Barclays Capital	7/2/2012	(1,301)

Indonesian Rupiah	343,919,500	36,961	Goldman Sachs International	7/2/2012	(41)

Indonesian Rupiah	23,852,000,000	2,561,893	HSBC Bank	7/2/2012	(4,278)

Japanese Yen	8,347,000	108,721	Deutsche Bank AG	1/13/2012	982

Japanese Yen	704,910,962	9,201,532	Citibank N.A.	1/30/2012	100,173

Japanese Yen	704,910,962	9,206,219	Deutsche Bank AG	1/30/2012	104,860

Japanese Yen	601,018,591	7,849,270	Goldman Sachs International	1/30/2012	89,303

Japanese Yen	704,910,962	9,201,292	JPMorgan Chase Bank	1/30/2012	99,933

Japanese Yen	144,248,523	1,884,185	UBS AG	1/30/2012	21,741

Japanese Yen	518,532,116	6,642,908	Citibank N.A.	2/13/2012	(53,576)

Japanese Yen	690,628,445	8,835,181	HSBC Bank	2/13/2012	(83,809)

Japanese Yen	870,839,439	11,140,328	Westpac Banking Corp.	2/13/2012	(105,962)

Japanese Yen	4,633,000,000	59,791,446	Goldman Sachs International	2/21/2012	(48,205)

Japanese Yen	2,193,000,000	28,315,042	HSBC Bank	2/21/2012	(9,662)

Japanese Yen	1,954,000,000	25,220,388	UBS AG	2/21/2012	(17,402)

Japanese Yen	863,137,205	11,226,925	Barclays Bank PLC	2/27/2012	77,608

313

Japanese Yen	581,883,273	7,568,573	Citibank N.A.	2/27/2012	52,270

Japanese Yen	863,137,205	11,225,611	Deutsche Bank AG	2/27/2012	76,294

Japanese Yen	868,705,113	11,296,555	JPMorgan Chase Bank	2/27/2012	75,317

Japanese Yen	863,137,205	11,225,319	UBS AG	2/27/2012	76,002

Malaysian Ringgit	13,048,696	4,216,057	Citibank N.A.	4/23/2012	124,479

Mexican Peso	444,541,169	32,576,665	Citibank N.A.	3/15/2012	233,398

Mexican Peso	23,931,450	1,800,000	HSBC Bank	3/15/2012	58,831

Mexican Peso	26,742,000	2,000,000	Morgan Stanley & Company, Inc.	3/15/2012	54,345

Mexican Peso	32,046,600	2,400,000	UBS AG	3/15/2012	68,401

Philippine Peso	271,381,000	6,344,705	Barclays Capital	3/15/2012	166,843

Philippine Peso	9,000,000	202,596	Citibank N.A.	3/15/2012	(2,284)

Philippine Peso	12,855,000	300,000	Goldman Sachs International	3/15/2012	7,362

Philippine Peso	79,143,500	1,800,000	JPMorgan Chase Bank	3/15/2012	(1,665)

Pound Sterling	22,280,000	35,666,819	Citibank N.A.	12/8/2011	713,677

Pound Sterling	6,694,000	10,587,632	Deutsche Bank AG	12/8/2011	86,001

Singapore Dollar	669,801	518,065	Barclays Bank PLC	12/9/2011	(4,547)

Singapore Dollar	5,745,353	4,541,460	Citibank N.A.	12/9/2011	58,652

Singapore Dollar	4,358,375	3,500,000	Credit Suisse London	12/9/2011	99,380

Singapore Dollar	2,760,310	2,200,000	Goldman Sachs International	12/9/2011	46,269

Singapore Dollar	4,880,154	3,831,660	HSBC Bank	12/9/2011	23,922

Singapore Dollar	1,440,640	1,100,000	JPMorgan Chase Bank	12/9/2011	(24,059)

Singapore Dollar	2,771,890	2,200,000	UBS AG	12/9/2011	37,234

South African Rand	600,350	74,286	Barclays Bank PLC	1/26/2012	905

South African Rand	3,200,000	398,086	JPMorgan Chase Bank	1/26/2012	6,948

South Korean Won	25,594,594,600	22,813,923	Citibank N.A.	2/27/2012	428,138

South Korean Won	444,000,000	391,915	Goldman Sachs International	2/27/2012	3,579

South Korean Won	1,124,000,000	986,614	JPMorgan Chase Bank	2/27/2012	3,531

South Korean Won	449,000,000	393,514	Morgan Stanley & Company, Inc.	2/27/2012	806

Taiwan Dollar	15,541,300	507,637	Barclays Capital	1/11/2012	(5,319)

Taiwan Dollar	30,535,000	1,000,000	Morgan Stanley & Company, Inc.	1/11/2012	(7,838)

		$623,328,275			$7,131,536

314

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended November 30, 2011, the Funds used purchased options for the following reasons: Global Bond Fund used purchased put and call options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. Health Sciences Fund used purchased call options to manage against anticipated changes in securities markets. High Yield Fund used purchased put options as a substitute for securities purchased. Real Return Bond Fund and Total Return Fund used purchased put and call options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. Redwood Fund used purchased put and call options to manage against anticipated changes in securities markets. The following table summarizes the approximate range of markets values of purchased options held by the Funds during the period ended November 30, 2011, as measured at each quarter end.

Fund	Market Value Range

Global Bond Fund	$16 to $245,000
Health Sciences Fund	up to $116,000
High Yield Fund	up to $120,000
Real Return Bond Fund	$9,000 to $159,000
Redwood Fund	up to $403,000
Total Return Fund	$223,000 to $281,000

The following tables summarize the Funds’ written options activities during the period ended November 30, 2011.

	Number of Contracts	Premiums Received
Global Bond Fund

Outstanding, beginning of period	166,800,655	$1,840,499
Options written	134,065,274	1,265,880
Option closed	(46,000,413)	(740,120)
Options expired	(36,865,516)	(686,493)

315

Options exercised	-	-
Outstanding, end of period	218,000,000	$1,679,766

Health Sciences Fund
Outstanding, beginning of period	-	-
Options written	1,230	$557,797
Option closed	(171)	(78,924)
Options expired	-	-
Options exercised	-	-
Outstanding, end of period	1,059	$478,873

High Yield Fund
Outstanding, beginning of period	-	-
Options written	39,400,000	$453,100
Option closed	-	-
Options expired	-	-
Options exercised	-	-
Outstanding, end of period	39,400,000	$453,100

Real Return Bond Fund
Outstanding, beginning of period	251,900,074	$2,157,842
Options written	129,000,000	556,812
Option closed	(28,100,000)	(351,682)
Options expired	(78,300,074)	(707,320)
Options exercised	-	-
Outstanding, end of period	274,500,000	$1,655,652

Redwood Fund
Outstanding, beginning of period	-	-
Options written	188,251	$148,879,765
Option closed	(45,692)	(37,179,362)
Options expired	-	-
Options exercised	(7)	(3,315)

316

Outstanding, end of period	142,552	$111,697,088

Total Return Fund
Outstanding, beginning of period	1,224,200,787	$8,253,924
Options written	440,500,000	2,866,574
Option closed	(264,300,000)	(571,566)
Options expired	(252,200,447)	(1,874,440)
Options exercised	-	-
Outstanding, end of period	1,148,200,340	$8,674,492

Value & Restructuring Fund
Outstanding, beginning of period	235	$19,695
Options written	18	7,265
Option closed	(18)	(7,265)
Options expired	(235)	(19,695)
Options exercised	-	-
Outstanding, end of period	-	-

Options on securities

Health Sciences Fund
The Fund used written put and call options to manage against anticipated changes in securities markets.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Health Sciences Fund	Calls

	Alexion Pharmaceuticals, Inc.	$80.00	May 2012	26	$6,747	($8,970)

	Alexion Pharmaceuticals, Inc.	85.00	May 2012	38	10,398	(8,550)

	Allergan, Inc.	95.00	Apr 2012	13	2,886	(2,015)

	Amgen, Inc.	65.00	Apr 2012	25	3,128	(1,500)

	Baxter International, Inc.	62.50	May 2012	38	4,826	(1,976)

	Edwards Lifesciences Company	80.00	Jan 2012	76	17,960	(1,520)

	Edwards Lifesciences Company	85.00	Jan 2012	16	2,752	(480)

317

	Edwards Lifesciences Company	95.00	May 2012	41	6,771	(2,665)

	Gilead Sciences, Inc.	41.00	Feb 2012	51	6,380	(8,568)

	Medivation, Inc.	50.00	Jan 2012	13	1,326	(1,716)

	Medivation, Inc.	45.00	Jan 2012	51	5,982	(18,360)

	Merck & Company, Inc.	40.00	Jan 2013	51	6,579	(7,038)

	Monsanto Company	82.50	Jan 2012	39	7,323	(2,301)

	Valeant Pharmaceuticals International	55.00	Apr 2012	51	7,943	(9,563)

	Vertex Pharmaceuticals, Inc.	47.00	Jan 2012	38	8,246	(570)

	Vertex Pharmaceuticals, Inc.	46.00	Jan 2012	38	6,156	(760)

				605	$105,403	($76,552)

	Puts

	Amerigroup Corp.	$60.00	Jun 2012	13	$13,286	($11,505)

	Biogen Idec, Inc.	115.00	Jan 2013	33	47,660	(54,615)

	Biogen Idec, Inc.	120.00	Jan 2013	25	45,492	(48,000)

	Catalyst Health Solutions, Inc.	50.00	Jun 2012	15	11,055	(7,800)

	Cooper Companies, Inc.	55.00	May 2012	25	14,550	(11,750)

	Dentsply International, Inc.	40.00	Apr 2012	61	44,366	(37,820)

	Express Scripts, Inc.	50.00	Jun 2012	15	11,105	(12,075)

	Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(4,995)

	Human Genome Sciences, Inc.	20.00	Apr 2012	25	21,299	(31,687)

	Humana, Inc.	85.00	Jan 2013	13	17,460	(14,820)

	Maximus, Inc.	40.00	Apr 2012	100	45,603	(26,750)

	Monsanto Company	80.00	Jan 2013	15	24,929	(23,250)

	Nuance Communications, Inc.	25.00	Apr 2012	14	7,868	(4,095)

	Pharmasset, Inc.	65.00	May 2012	4	4,355	(1,160)

	Quest Diagnostics, Inc.	60.00	May 2012	16	10,832	(8,720)

	Teva Pharmaceutical Industries Ltd.	45.00	Jan 2013	15	13,755	(13,155)

	Thermo Fisher Scientific, Inc.	50.00	Jun 2012	25	20,050	(16,125)

	Warner Chilcott PLC	20.00	Jan 2013	25	12,425	(12,375)

				454	$373,470	($340,697)

Redwood Fund

318

The Fund used written put and call options to manage against anticipated changes in securities markets.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Redwood Fund	Calls

	Abercrombie & Fitch Company, Class A	$38.00	May 2012	977	$1,286,662	($1,223,693)

	Aetna, Inc.	32.00	Apr 2012	2,647	1,905,489	(2,739,645)

	Allegheny Technologies, Inc.	40.00	Jan 2012	1,331	659,780	(1,490,720)

	Anadarko Petroleum Corp.	55.00	Feb 2012	1,329	2,675,378	(3,501,915)

	Apple, Inc.	345.00	Jul 2012	377	2,906,621	(2,439,190)

	AT&T, Inc.	25.00	Jan 2012	2,117	836,409	(846,800)

	AT&T, Inc.	25.00	Jan 2013	1,419	637,700	(624,360)

	Baker Hughes, Inc.	46.00	Jan 2012	1,377	2,055,040	(1,346,017)

	Baxter International, Inc.	50.00	May 2012	1,360	945,151	(591,600)

	Bed Bath & Beyond, Inc.	47.00	Feb 2012	1,084	1,468,671	(1,541,990)

	Broadcom Corp.	27.00	Feb 2012	1,758	1,629,544	(821,865)

	Carnival Corp.	30.00	Jan 2013	1,778	1,283,531	(1,155,700)

	Caterpillar, Inc.	60.00	Jan 2013	721	2,011,574	(2,896,257)

	CBS Corp., Class B	19.00	Jun 2012	3,263	2,507,362	(2,528,825)

	Coach, Inc.	50.00	Jan 2013	1,120	2,076,975	(2,010,400)

	Comcast Corp., Class A	17.50	Jan 2013	4,190	2,998,406	(2,597,800)

	Consol Energy, Inc.	28.00	Apr 2012	1,524	1,885,573	(2,145,030)

	Crocs, Inc.	20.00	Jan 2013	1,445	1,385,689	(404,600)

	Danaher Corp.	38.00	Mar 2012	1,733	1,531,000	(1,992,950)

	Deckers Outdoor Corp.	65.00	Jan 2013	881	3,826,421	(4,387,380)

	Deere & Company	50.00	Mar 2012	811	1,690,156	(2,394,477)

	Dell, Inc.	12.50	Jan 2012	4,574	1,473,422	(1,463,680)

	Discover Financial Services	18.00	Apr 2012	3,012	1,956,962	(1,882,500)

	Ensco International PLC, ADR	39.00	Jun 2012	1,529	2,212,386	(2,285,855)

	Express Scripts, Inc.	37.50	Jun 2012	1,471	941,078	(1,395,979)

	Exxon Mobil Corp.	60.00	Apr 2012	1,388	2,474,452	(2,814,170)

	Fifth Third Bancorp	8.00	May 2012	5,401	1,983,626	(2,295,425)

319

Finisar Corp.	13.00	Jan 2012	2,410	1,467,424	(1,409,850)

Ford Motor Company	7.50	Jan 2013	7,321	3,078,905	(2,628,239)

Freeport-McMoRan Copper & Gold, Inc.	23.00	Feb 2012	1,672	2,184,555	(2,796,420)

General Electric Company	12.50	Jan 2012	5,121	1,976,845	(1,664,325)

Guess?, Inc.	30.00	Jan 2012	1,514	875,832	(257,380)

Hertz Global Holdings, Inc.	7.00	Mar 2012	7,829	2,841,318	(3,562,195)

Hewlett-Packard Company	21.00	May 2012	2,635	2,034,512	(2,061,887)

Intel Corp.	19.00	Jan 2012	4,587	2,047,721	(2,660,460)

International Paper Company	23.00	Jan 2013	2,951	2,160,024	(2,198,495)

JPMorgan Chase & Company	23.00	Jan 2013	2,224	2,528,702	(2,212,880)

Juniper Networks, Inc.	16.00	Apr 2012	2,203	1,471,649	(1,641,235)

Las Vegas Sands Corp.	30.00	Jan 2012	1,251	1,667,996	(2,107,935)

Las Vegas Sands Corp.	30.00	Jan 2013	1,517	2,579,853	(3,064,340)

Microsoft Corp.	23.00	Jul 2012	3,672	1,650,449	(1,303,560)

Monsanto Company	47.50	Jan 2012	442	1,026,888	(1,107,210)

Monsanto Company	50.00	Jan 2012	596	1,241,733	(1,281,400)

National Oilwell Varco, Inc.	55.00	May 2012	1,198	2,526,506	(2,366,050)

NetApp, Inc.	30.00	Jun 2012	1,538	1,276,481	(1,341,905)

Oracle Corp.	20.00	Mar 2012	3,106	3,494,408	(3,571,900)

Potash Corp. of Saskatchewan, Inc.	40.00	Mar 2012	1,720	1,579,103	(1,049,200)

Schlumberger, Ltd.	50.00	May 2012	1,797	4,709,806	(4,744,080)

Southwestern Energy Company	35.00	Mar 2012	1,465	1,471,549	(666,575)

The Boeing Company	50.00	Feb 2012	742	1,101,267	(1,420,930)

The Boeing Company	55.00	Jan 2013	742	1,052,415	(1,250,270)

Tiffany & Company	60.00	Feb 2012	922	1,781,249	(829,800)

United Continental Holdings, Inc.	15.00	Jan 2013	2,742	2,201,979	(1,549,230)

United States Steel Corp.	22.50	Jan 2012	2,913	1,433,103	(1,433,103)

Verizon Communications, Inc.	32.00	Apr 2012	2,651	1,404,977	(1,544,208)

Visa, Inc., Class A	75.00	Jun 2012	1,223	2,742,167	(2,825,130)

Wells Fargo & Company	18.00	Apr 2012	2,471	2,006,942	(2,050,930)

			123,792	$108,861,416	($110,419,945)

Puts

320

Abbott Laboratories	$48.00	May 2012	1,972	$328,236	($281,010)

American Express Company	43.00	Apr 2012	3,079	557,599	(782,066)

Flowserve Corp.	65.00	Apr 2012	1,134	257,388	(201,285)

Google, Inc., Class A	460.00	Mar 2012	234	482,195	(142,740)

Pfizer, Inc.	18.00	Jun 2012	3,144	361,482	(300,252)

Pfizer, Inc.	17.00	Jun 2012	3,144	267,164	(226,368)

QUALCOMM, Inc.	35.00	Jan 2012	2,072	123,613	(20,720)

SPDR S&P 500 ETF Trust	110.00	Dec 2011	3,072	365,492	(64,512)

The Boeing Company	57.50	Jan 2012	909	92,503	(51,813)

			18,760	$2,835,672	($2,070,766)

Options on Exchange-Traded Futures Contracts

Total Return Fund
The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return Fund	Puts

	Eurodollar Futures	$99.000	Mar 2012	340	$268,511	($51,000)

				340	$268,511	($51,000)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund
The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

Pay/Receive
	Name of		Floating	Floating	Exercise	Expiration	Notional
Fund	Issuer	Counterparty	Rate Index	Rate	Rate	Date	Amount	Premium	Value

Global
Bond Fund	Calls

321

1-Year Interest	JPMorgan Chase	3-Month
Rate Swap	Bank	USD LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	-	($7,212)

2-Year Interest	Morgan Stanley	3-Month
Rate Swap	Capital Services, Inc.	USD LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	-	(64,077)

							15,400,000	-	($71,289)

Puts

1-Year Interest	JPMorgan Chase	3-Month
Rate Swap	Bank	USD LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	-	($4,646)

2-Year Interest		3-Month
Rate Swap	Bank of America N.A.	USD LIBOR	Receive	2.25%	Sep 2012	USD	25,900,000	$228,133	(17,413)

2-Year Interest	The Royal Bank of	3-Month
Rate Swap	Scotland PLC	USD LIBOR	Receive	2.25%	Sep 2012	USD	50,800,000	390,799	(34,153)

2-Year Interest	Morgan Stanley	3-Month
Rate Swap	Capital Services, Inc.	USD LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	-	(55,328)

3-Year Interest		3-Month
Rate Swap	Bank of America N.A.	USD LIBOR	Receive	3.00%	Jun 2012	USD	10,800,000	109,872	(1,406)

3-Year Interest		3-Month
Rate Swap	Barclay's Bank PLC	USD LIBOR	Receive	3.00%	Jun 2012	USD	5,000,000	44,795	(651)

3-Year Interest		3-Month
Rate Swap	Citibank N.A.	USD LIBOR	Receive	3.00%	Jun 2012	USD	8,100,000	87,856	(1,055)

3-Year Interest		3-Month
Rate Swap	Deutsche Bank AG	USD LIBOR	Receive	3.00%	Jun 2012	USD	6,400,000	69,580	(833)

3-Year Interest		3-Month
Rate Swap	Deutsche Bank AG	USD LIBOR	Receive	2.75%	Jun 2012	USD	6,900,000	71,626	(1,408)

3-Year Interest	JPMorgan Chase	3-Month
Rate Swap	Bank	USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	71,054	(976)

3-Year Interest	The Royal Bank of	3-Month
Rate Swap	Scotland PLC	USD LIBOR	Receive	2.75%	Jun 2012	USD	6,600,000	64,680	(1,346)

3-Year Interest	The Royal Bank of	3-Month
Rate Swap	Scotland PLC	USD LIBOR	Receive	3.00%	Jun 2012	USD	7,700,000	85,321	(1,003)

5-Year Interest		3-Month
Rate Swap	Bank of America N.A.	USD LIBOR	Receive	2.25%	Sep 2012	USD	16,500,000	150,150	(102,643)

322

5-Year Interest		3-Month
Rate Swap	Deutsche Bank AG	USD LIBOR	Receive	2.25%	Sep 2012	USD	24,700,000	224,770	(153,654)

10-Year
Interest Rate	Morgan Stanley	3-Month
Swap	Capital Services, Inc.	USD LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(1)

							198,900,000	$1,638,236	($376,516)

Real Return Bond Fund
The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
	Name of		Floating	Floating	Exercise	Expiration		Notional
Fund	Issuer	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Real
Return
Bond Fund	Calls

	1-Year Interest	Goldman Sachs	3-Month
	Rate Swap	International	USD LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	-	($14,979)

	1-Year Interest	JPMorgan Chase	3-Month
	Rate Swap	Bank	USD LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	-	(15,256)

	2-Year Interest	Morgan Stanley	3-Month
	Rate Swap	Capital Services, Inc.	USD LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	-	(85,170)

	2-Year Interest	Morgan Stanley	3-Month
	Rate Swap	Capital Services, Inc.	USD LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	-	(68,082)

								36,400,000	-	($183,487)

	Puts

	1-Year Interest	Goldman Sachs	3-Month
	Rate Swap	International	USD LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	-	($9,650)

	1-Year Interest	JPMorgan Chase	3-Month
	Rate Swap	Bank	USD LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	-	(9,829)

	1-Year Interest	Goldman Sachs	3-Month
	Rate Swap	Capital Markets, L.P.	USD LIBOR	Receive	1.00%	Nov 2012	USD	12,600,000	$71,887	(18,376)

323

	2-Year Interest		3-Month
	Rate Swap	Bank of America N.A.	USD LIBOR	Receive	2.25%	Sep 2012	USD	3,400,000	23,237	(2,286)

	2-Year Interest	Morgan Stanley	3-Month
	Rate Swap	Capital Services, Inc.	USD LIBOR	Receive	2.25%	Sep 2012	USD	1,500,000	9,600	(1,008)

	2-Year Interest	The Royal Bank of	3-Month
	Rate Swap	Scotland PLC	USD LIBOR	Receive	2.25%	Sep 2012	USD	67,900,000	547,222	(45,649)

	2-Year Interest	Morgan Stanley	3-Month
	Rate Swap	Capital Services, Inc.	USD LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	-	(36,700)

	2-Year Interest	Morgan Stanley	3-Month
	Rate Swap	Capital Services, Inc.	USD LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	-	(58,786)

	3-Year Interest		3-Month
	Rate Swap	Bank of America N.A.	USD LIBOR	Receive	3.00%	Jun 2012	USD	35,000,000	328,912	(4,557)

	3-Year Interest		3-Month
	Rate Swap	Citibank N.A.	USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	86,014	(977)

	5-Year Interest	The Royal Bank of	3-Month
	Rate Swap	Scotland PLC	USD LIBOR	Receive	2.25%	Sep 2012	USD	28,100,000	205,130	(174,805)

	10-Year
	Interest Rate	Morgan Stanley	3-Month
	Swap	Capital Services, Inc.	USD LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	-

	10-Year
	Interest Rate	The Royal Bank of	3-Month
	Swap	Scotland PLC	USD LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	-

								199,000,000	$1,316,402	($362,623)

Total Return Fund
The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
	Name of		Floating	Floating	Exercise	Expiration		Notional
Fund	Issuer	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Total
Return
Fund	Puts

				324

1-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.00%	Apr 2012	USD	70,400,000	$140,800	($10,996)

1-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	1.75%	Nov 2012	USD	37,900,000	143,072	(24,320)

1-Year Interest		3 Month
Rate Swap	Bank of America N.A.	USD-LIBOR	Receive	2.25%	May 2013	USD	38,000,000	188,100	(37,312)

1-Year Interest		3 Month
Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	1.75%	Jul 2013	USD	169,200,000	795,293	(271,667)

2-Year Interest		3 Month
Rate Swap	Bank of America N.A.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	22,500,000	189,369	(15,127)

2-Year Interest		3 Month
Rate Swap	Citibank N.A.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	2,700,000	18,394	(1,815)

2-Year Interest	Morgan Stanley	3 Month
Rate Swap	Capital Services, Inc.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	32,000,000	195,800	(21,514)

2-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.25%	Sep 2012	USD	97,800,000	769,975	(65,751)

2-Year Interest		3 Month
Rate Swap	Citibank N.A.	USD-LIBOR	Receive	0.92%	Nov 2012	USD	11,900,000	53,550	(51,438)

2-Year Interest	Morgan Stanley	3 Month
Rate Swap	Capital Services, Inc.	USD-LIBOR	Receive	0.92%	Nov 2012	USD	82,700,000	229,539	(357,471)

2-Year Interest		3 Month
Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	1.20%	Jul 2013	USD	24,300,000	171,503	(170,637)

3-Year Interest		3 Month
Rate Swap	Bank of America N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	29,700,000	307,948	(3,867)

3-Year Interest		3 Month
Rate Swap	Barclays Bank PLC	USD-LIBOR	Receive	3.00%	Jun 2012	USD	13,000,000	116,262	(1,693)

3-Year Interest		3 Month
Rate Swap	Citibank N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	28,300,000	308,165	(3,685)

3-Year Interest		3 Month
Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	2.75%	Jun 2012	USD	12,500,000	129,758	(2,550)

3-Year Interest		3 Month
Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	3.00%	Jun 2012	USD	19,800,000	215,447	(2,578)

325

3-Year Interest	JPMorgan Chase	3 Month
Rate Swap	Bank	USD-LIBOR	Receive	3.00%	Jun 2012	USD	35,200,000	359,696	(4,583)

3-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.75%	Jun 2012	USD	15,700,000	153,860	(3,203)

3-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.00%	Jun 2012	USD	52,400,000	448,986	(6,822)

3-Year Interest		3 Month
Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	1.00%	Aug 2012	USD	9,100,000	93,502	(61,396)

5-Year Interest		3 Month
Rate Swap	Citibank N.A.	USD-LIBOR	Receive	3.25%	Jul 2012	USD	17,900,000	442,548	(11,773)

5-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.25%	Jul 2012	USD	5,900,000	148,149	(3,880)

5-Year Interest		3 Month
Rate Swap	Bank of America N.A.	USD-LIBOR	Receive	1.70%	Aug 2012	USD	10,200,000	122,400	(122,400)

5-Year Interest		3 Month
Rate Swap	Citibank N.A.	USD-LIBOR	Receive	1.70%	Aug 2012	USD	53,900,000	929,775	(632,118)

5-Year Interest		3 Month
Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	1.70%	Aug 2012	USD	46,000,000	634,403	(539,470)

5-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	1.70%	Aug 2012	USD	41,500,000	575,823	(486,695)

10-Year
Interest Rate	Morgan Stanley	3 Month
Swap	Capital Services, Inc.	USD-LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,083	(1)

							991,800,000	$7,950,200	($2,914,762)

Credit Default Swaptions (OTC)
A credit default swaption is an option to enter into credit default swap.

High Yield Fund
The Fund used credit default swaptions to as a substitute for securities purchased.

				Buy/Sell	Exercise	Expiration	Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date	Amount	Premium	Value

326

High
Yield
Fund	Calls

	5-Year Credit	Morgan Stanley &
	Default Swap	Company, Inc.	CDX.NA.HY.17	Sell	0.915%	Dec 2011	USD	39,400,000	$453,100	($710,445)

								39,400,000	$453,100	($710,445)

Total Return Fund
The Fund used credit default swaptions to generate potential income.

				Buy/Sell	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value

Total
Return
Fund	Calls

	5-Year Credit
	Default Swap	Bank of America N.A.	CDX.IG16	Sell	0.85%	Dec 2011	USD	16,700,000	$21,252	($256)

	5-Year Credit
	Default Swap	BNP Paribas	CDX.IG16	Sell	0.85%	Dec 2011	USD	27,700,000	31,295	(424)

	5-Year Credit	Credit Suisse
	Default Swap	International	CDX.IG16	Sell	0.85%	Dec 2011	USD	13,900,000	16,335	(213)

	5-Year Credit	Credit Suisse
	Default Swap	International	CDX.IG16	Sell	0.82%	Dec 2011	USD	7,700,000	10,780	(58)

	5-Year Credit
	Default Swap	Deutsche Bank AG	CDX.IG16	Sell	0.82%	Dec 2011	USD	7,300,000	10,037	(55)

	5-Year Credit	Goldman Sachs
	Default Swap	International	CDX.IG16	Sell	0.85%	Dec 2011	USD	3,900,000	3,120	(60)

	5-Year Credit	JPMorgan Chase
	Default Swap	Bank	CDX.IG16	Sell	0.84%	Dec 2011	USD	7,600,000	9,500	(92)

	5-Year Credit	JPMorgan Chase
	Default Swap	Bank	CDX.IG16	Sell	0.85%	Dec 2011	USD	1,700,000	1,734	(26)

	5-Year Credit	Morgan Stanley
	Default Swap	Capital Services, Inc.	CDX.IG16	Sell	0.85%	Dec 2011	USD	2,800,000	2,240	(43)

327

5-Year Credit	Morgan Stanley
Default Swap	Capital Services, Inc.	CDX.IG16	Sell	0.80%	Dec 2011	USD	16,900,000	19,935	(76)

5-Year Credit	Morgan Stanley
Default Swap	Capital Services, Inc.	CDX.IG16	Sell	1.00%	Dec 2011	USD	7,100,000	15,075	(1,659)

5-Year Credit
Default Swap	UBS AG	CDX.IG16	Sell	0.85%	Dec 2011	USD	3,100,000	3,488	(47)

							116,400,000	$144,791	($3,009)

Puts

5-Year Credit
Default Swap	Bank of America N.A.	CDX.IG16	Sell	1.80%	Dec 2011	USD	11,700,000	$58,720	($1,557)

5-Year Credit	Morgan Stanley
Default Swap	Capital Services, Inc.	CDX.IG16	Sell	1.50%	Dec 2011	USD	7,100,000	51,220	(5,331)

							18,800,000	$109,940	($6,888)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund
The Fund used inflation floors to manage against anticipated interest rate changes and manage duration.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
Global Bond Fund	Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	1,700,000	$21,930	($8,050)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
	Index	Deutsche Bank AG	218.011	or $0	Oct 2020	USD	2,000,000	19,600	(14,711)

							3,700,000	$41,530	($22,761)

Real Return Bond Fund
The Fund used inflation floors to manage against anticipated interest rate changes and manage duration.

328

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
Real Return Bond Fund	Index	Deutsche Bank AG	215.949	or $0	Mar 2020	USD	2,900,000	$21,750	($19,776)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
	Index	Citibank N.A.	215.949	or $0	Mar 2020	USD	12,300,000	103,980	(49,900)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
	Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	23,900,000	213,520	(101,762)

							39,100,000	$339,250	($171,438)

Total Return Fund
The Fund used inflation floors to manage against anticipated interest rate changes and manage duration.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
Total Return Fund	Index	Citibank N.A.	215.949	or $0	Mar 2020	USD	4,500,000	$38,060	($18,256)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
	Index	Deutsche Bank AG	215.949	or $0	Mar 2020	USD	1,600,000	12,000	(10,911)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
	Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	11,000,000	98,100	(46,836)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA			(Index Final/Index Initial))
	Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	4,100,000	52,890	(19,416)

							21,200,000	$201,050	($95,419)

Swaps. The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the

329

over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations, and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Funds may also suffer losses they are unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the contracts held at November 30, 2011, and the range of notional contracts amounts held by the Funds during the period ended November 30, 2011. In addition, the table details how the Funds used interest rate swap contracts during the period ended November 30, 2011.

OTC interest rate swaps

Global Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended November
30, 2011, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $256.0 million to $306.0 million, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	Barclays Bank PLC	41,808,977	BRL	$24,142,349	CDI	Fixed 11.315%	Jan 2012	-	($19,456)	($19,456)

					MXN-TIIE-
	Barclays Bank PLC	21,100,000	MXN	1,799,735	Banxico	Fixed 6.750%	Jun 2016	$8,378	77,758	86,136

						6 Month
	Barclays Bank PLC	8,600,000	EUR	11,469,817	Fixed 2.000%	EURIBOR	Sep 2016	8,975	(24,027)	(15,052)

					MXN-TIIE-
	Barclays Bank PLC	16,100,000	MXN	1,385,179	Banxico	Fixed 6.960%	Jul 2020	(30,974)	81,244	50,270

	Credit Suisse
	International	1,610,000,000	JPY	20,063,555	6 Month LIBOR	Fixed 1.500%	Dec 2021	439,793	378,324	818,117

330

					6 Month
Goldman Sachs	24,200,000	GBP	39,223,748	Fixed 2.500%	LIBOR	Sep 2013	(138,924)	(726,051)	(864,975)

HSBC Bank USA	16,663,545	BRL	9,705,393	CDI	Fixed 11.360%	Jan 2012	167,895	3,137	171,032

HSBC Bank USA	41,699,833	BRL	24,971,958	CDI	Fixed 11.530%	Jan 2012	30,953	(5,800)	25,153

				MXN-TIIE-
HSBC Bank USA	40,600,000	MXN	3,493,059	Banxico	Fixed 6.590%	Dec 2015	11,660	138,594	150,254

				MXN-TIIE-
HSBC Bank USA	18,800,000	MXN	1,617,587	Banxico	Fixed 6.750%	Jun 2016	9,563	67,184	76,747

				MXN-TIIE-
HSBC Bank USA	24,400,000	MXN	1,988,136	Banxico	Fixed 5.800%	Jun 2016	938	29,092	30,030

				MXN-TIIE-
HSBC Bank USA	20,800,000	MXN	1,723,203	Banxico	Fixed 6.960%	Jul 2020	(85,936)	150,881	64,945

				MXN-TIIE-
HSBC Bank USA	61,900,000	MXN	5,304,952	Banxico	Fixed 7.500%	Jun 2021	22,031	326,009	348,040

					3 Month
HSBC Bank USA	3,800,000	USD	3,800,000	Fixed 3.250%	LIBOR	Dec 2021	(89,110)	(267,111)	(356,221)

JPMorgan Chase
Bank	9,072,453	BRL	5,346,351	CDI	Fixed 11.250%	Jan 2012	-	(8,941)	(8,941)

JPMorgan Chase				3 Month BA-
Bank	2,500,000	CAD	2,387,661	CDOR	Fixed 5.800%	Dec 2023	13,576	190,211	203,787

Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	62,900,000	MXN	5,208,538	Banxico	Fixed 6.590%	Dec 2015	(58,700)	291,483	232,783

Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	221,700,000	MXN	18,933,391	Banxico	Fixed 6.750%	Jun 2016	153,216	751,823	905,039

Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	23,200,000	MXN	1,996,171	Banxico	Fixed 7.500%	Jun 2021	13,929	116,516	130,445

The Royal Bank of
Scotland PLC	5,423,781	BRL	3,196,188	CDI	Fixed 11.245%	Jan 2012	-	(5,522)	(5,522)

The Royal Bank of
Scotland PLC	1,340,000,000	JPY	16,698,860	6 Month LIBOR	Fixed 1.500%	Dec 2021	366,106	314,811	680,917

			$204,455,831				$843,369	$1,860,159	$2,703,528

Investment Quality Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes. During the period ended November 30, 2011, the Fund held interest rate swaps with total USD notional amounts as represented below.

331

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund

	JPMorgan Chase					3 Month
	Bank, N.A.	2,480,000	USD	$2,480,000	Fixed 4.3175%	LIBOR	Dec 2028	-	($645,225)	($645,225)

	JPMorgan Chase					3 Month
	Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	LIBOR	Jul 2039	-	(141,521)	(141,521)

				$3,405,000				-	($786,746)	($786,746)

Real Return Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended November
30, 2011, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $104.8 million to $140.1 million, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC	5,493,737	BRL	$3,603,604	CDI	Fixed 12.285%	Jan 2013	$20,715	$143,867	$164,582

	Barclays Bank PLC	1,724,229	BRL	2,300,000	CDI	Fixed 9.970%	Jan 2014	-	4,906	4,906

	Barclays Bank PLC	4,300,000	GBP	6,851,695	6 Month LIBOR	Fixed 1.500%	Mar 2014	2,377	6,527	8,904

	Barclays Bank PLC	2,400,000	EUR	3,313,785	FRCPXTOB	Fixed 1.850%	Oct 2016	(21,937)	8,142	(13,795)

						3 Month
	Barclays Bank PLC	1,400,000	USD	1,400,000	Fixed 4.000%	LIBOR	Dec 2041	(303,100)	(62,752)	(365,852)

	BNP Paribas	1,600,000	USD	1,600,000	CPURNSA	Fixed 1.500%	Nov 2012	(832)	3,095	2,263

	BNP Paribas	5,692,690	BRL	3,894,170	CDI	Fixed 11.880%	Jan 2013	(32,069)	161,993	129,924

	BNP Paribas	3,100,000	EUR	4,188,774	FRCPXTOB	Fixed 1.850%	Oct 2016	(10,415)	(3,712)	(14,127)

						3 Month
	Citibank N.A	200,000	USD	200,000	Fixed 4.000%	LIBOR	Dec 2041	(46,020)	(6,244)	(52,264)

						3 Month
	Deutsche Bank AG	1,700,000	USD	1,700,000	Fixed 4.000%	LIBOR	Dec 2041	(353,005)	(91,243)	(444,248)

	Goldman Sachs	28,124,605	BRL	18,417,873	CDI	Fixed 11.890%	Jan 2013	19,124	638,406	657,530

	HSBC Bank USA	6,277,814	BRL	4,226,631	CDI	Fixed 11.890%	Jan 2013	10,384	136,386	146,770

332

	HSBC Bank USA	31,595,333	BRL	23,745,589	CDI	Fixed 10.530%	Jan 2014	169,079	89,631	258,710

	JPMorgan Chase
	Bank, N.A.	1,834,219	BRL	1,189,189	CDI	Fixed 12.170%	Jan 2013	9,342	42,119	51,461

	Morgan Stanley
	Capital Services, Inc.	5,015,861	BRL	3,222,341	CDI	Fixed 11.980%	Jan 2013	-	123,059	123,059

	Morgan Stanley
	Capital Services, Inc.	6,192,457	BRL	4,736,016	CDI	Fixed 10.580%	Jan 2014	38,180	16,914	55,094

	UBS AG	4,925,994	BRL	3,263,274	CDI	Fixed 12.070%	Jan 2013	(20,768)	150,410	129,642

	UBS AG	22,237,629	BRL	16,970,343	CDI	Fixed 10.380%	Jan 2014	102,358	63,866	166,224

				$104,823,284				($416,587)	$1,425,370	$1,008,783

Spectrum Income Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes. During the period ended November 30, 2011, the Fund held interest rate swaps with total USD notional amounts ranging up to $1.6 million, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Spectrum Income Fund

	JPMorgan Chase
	Bank, N.A.	1,600,000	USD	$1,600,000	3 Month LIBOR	Fixed 1.3450%	Oct 2016	-	$6,401	$6,401

				$1,600,000				-	$6,401	$6,401

Total Return Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended November
30, 2011, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $575.3 million to $603.2 million, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Total Return Fund

	Bank of America
	N.A.	7,586,748	BRL	$3,936,605	CDI	Fixed 11.980%	Jan 2012	-	$168,089	$168,089

					333

Bank of America
N.A.	19,006,639	BRL	12,314,109	CDI	Fixed 11.900%	Jan 2013	$29,016	399,976	428,992

Bank of America
N.A.	2,200,000	USD	2,200,000	3 Month LIBOR	Fixed 3.000%	Oct 2021	103,038	65,494	168,532

Barclays Bank PLC	295,986	BRL	170,648	CDI	Fixed 10.835%	Jan 2012	505	1,739	2,244

Barclays Bank PLC	3,736,768	BRL	2,876,318	CDI	Fixed 12.455%	Jan 2013	2,204	65,955	68,159

Barclays Bank PLC	1,391,118	BRL	1,062,046	CDI	Fixed 10.830%	Jan 2014	1,251	15,855	17,106

				MXN-TIIE-
Barclays Bank PLC	9,900,000	MXN	739,797	Banxico	Fixed 5.600%	Sep 2016	4,862	136	4,998

				6 Month
Barclays Bank PLC	2,000,000	EUR	2,842,100	EURIBOR	Fixed 2.500%	Sep 2018	(32,748)	62,237	29,489

				6 Month
Barclays Bank PLC	14,300,000	EUR	20,140,845	EURIBOR	Fixed 3.500%	Sep 2021	75,114	1,344,874	1,419,988

				6 Month
Barclays Bank PLC	300,000	EUR	425,445	EURIBOR	Fixed 3.000%	Sep 2021	2,647	9,243	11,890

Barclays Bank PLC	1,900,000	USD	1,900,000	3 Month LIBOR	Fixed 3.000%	Oct 2021	108,162	37,389	145,551

Barclays Bank PLC	8,300,000	GBP	13,560,866	6 Month LIBOR	Fixed 3.000%	Mar 2022	2,447	456,776	459,223

				6 Month
Barclays Bank PLC	5,600,000	EUR	7,459,476	EURIBOR	Fixed 2.500%	Mar 2022	1,069	(174,356)	(173,287)

				6 Month
Barclays Bank PLC	5,500,000	EUR	7,362,577	EURIBOR	Fixed 3.000%	Mar 2022	159,253	(5,883)	153,370

Barclays Bank PLC	1,500,000	GBP	2,333,926	6 Month LIBOR	Fixed 3.250%	Jun 2042	(10,921)	88,054	77,133

BNP Paribas	4,103,913	BRL	2,721,289	CDI	Fixed 11.880%	Jan 2013	375	93,247	93,622

BNP Paribas	30,162,694	BRL	20,255,272	CDI	Fixed 12.800%	Jan 2013	55,042	919,545	974,587

BNP Paribas	1,414,875	BRL	1,094,901	CDI	Fixed 12.110%	Jan 2014	-	57,426	57,426

				USD-Federal
BNP Paribas	13,200,000	USD	13,200,000	Funds	Fixed 1.000%	Sep 2014	(4,620)	171,477	166,857

				AUD-BBR-
Citibank N.A.	1,400,000	AUD	1,465,310	BBSW	Fixed 5.000%	Jun 2017	10,631	24,058	34,689

				AUD-BBR-
Citibank N.A.	1,600,000	AUD	1,688,881	BBSW	Fixed 5.250%	Jun 2022	(11,434)	64,780	53,346

Credit Suisse
International	23,325,829	BRL	15,228,639	CDI	Fixed 12.480%	Jan 2013	46,762	595,140	641,902

				AUD-BBR-
Deutsche Bank AG	700,000	AUD	732,655	BBSW	Fixed 5.000%	Jun 2017	5,557	11,787	17,344

					3 Month
Deutsche Bank AG	1,800,000	USD	1,800,000	Fixed 4.000%	LIBOR	Dec 2041	(7,200)	(463,181)	(470,381)

Goldman Sachs	22,024,016	BRL	14,275,191	CDI	Fixed 11.890%	Jan 2013	6,548	508,125	514,673

				334

Goldman Sachs	5,019,409	BRL	3,183,732	CDI	Fixed 11.930%	Jan 2013	(8,611)	127,284	118,673

Goldman Sachs	9,547,391	BRL	7,723,783	CDI	Fixed 12.650%	Jan 2014	94,095	421,591	515,686

				USD-Federal
Goldman Sachs	6,600,000	USD	6,600,000	Funds	Fixed .500%	Sep 2014	(28,182)	111,611	83,429

				AUD-BBR-
Goldman Sachs	6,400,000	AUD	6,755,523	BBSW	Fixed 5.000%	Jun 2017	24,303	134,273	158,576

				6 Month
Goldman Sachs	6,800,000	EUR	9,296,285	EURIBOR	Fixed 2.500%	Mar 2022	(7,328)	(203,091)	(210,419)

					3 Month
Goldman Sachs	1,500,000	USD	1,500,000	Fixed 4.250%	LIBOR	Jun 2041	29,262	(525,650)	(496,388)

HSBC Bank	491,064	BRL	318,167	CDI	Fixed 14.765%	Jan 2012	3,333	27,718	31,051

HSBC Bank	1,381,634	BRL	597,321	CDI	Fixed 10.610%	Jan 2012	-	5,938	5,938

HSBC Bank	394,506	BRL	229,621	CDI	Fixed 11.140%	Jan 2012	1,730	2,837	4,567

HSBC Bank	1,497,975	BRL	958,977	CDI	Fixed 12.300%	Jan 2013	6,033	39,413	45,446

HSBC Bank	3,097,493	BRL	1,970,010	CDI	Fixed 11.880%	Jan 2013	(2,570)	69,288	66,718

HSBC Bank	23,018,650	BRL	14,957,584	CDI	Fixed 11.890%	Jan 2013	13,388	524,769	538,157

HSBC Bank	1,935,594	BRL	1,428,305	CDI	Fixed 11.510%	Jan 2013	(4,446)	26,130	21,684

HSBC Bank	1,537,895	BRL	1,052,047	CDI	Fixed 10.450%	Jan 2013	(1,349)	6,778	5,429

HSBC Bank	17,202,406	BRL	13,625,209	CDI	Fixed 12.540%	Jan 2014	31,811	853,174	884,985

HSBC Bank	430,994	BRL	377,157	CDI	Fixed 11.530%	Jan 2014	(199)	9,708	9,509

HSBC Bank	1,771,701	BRL	1,374,492	CDI	Fixed 10.530%	Jan 2014	(6,789)	21,296	14,507

HSBC Bank	728,972	BRL	558,909	CDI	Fixed 10.990%	Jan 2014	1,444	8,885	10,329

				MXN-TIIE-
HSBC Bank	106,000,000	MXN	8,179,351	Banxico	Fixed 5.600%	Sep 2016	46,391	7,122	53,513

HSBC Bank	22,800,000	GBP	37,279,893	6 Month LIBOR	Fixed 3.000%	Mar 2022	13,164	1,248,316	1,261,480

HSBC Bank	4,500,000	GBP	7,001,777	6 Month LIBOR	Fixed 3.250%	Jun 2042	(31,544)	262,942	231,398

JPMorgan Chase
Bank, N.A.	8,174,337	BRL	5,491,349	CDI	Fixed 12.170%	Jan 2013	15,267	213,966	229,233

JPMorgan Chase
Bank, N.A.	3,103,752	BRL	2,370,490	CDI	Fixed 12.200%	Jan 2014	(859)	134,445	133,586

JPMorgan Chase
Bank, N.A.	2,100,000	USD	2,100,000	3 Month LIBOR	Fixed 3.000%	Oct 2021	113,096	47,776	160,872

Morgan Stanley
Capital Services, Inc.	2,925,919	BRL	1,854,796	CDI	Fixed 11.980%	Jan 2013	5,453	66,332	71,785

				335

Morgan Stanley
Capital Services, Inc.	9,862,922	BRL	6,360,809	CDI	Fixed 12.590%	Jan 2013	39,735	247,403	287,138

Morgan Stanley
Capital Services, Inc.	7,800,750	BRL	6,010,969	CDI	Fixed 12.500%	Jan 2013	7,157	138,421	145,578

Morgan Stanley
Capital Services, Inc.	6,492,870	BRL	4,433,767	CDI	Fixed 10.455%	Jan 2013	(3,675)	27,401	23,726

Morgan Stanley				USD-Federal
Capital Services, Inc.	34,200,000	USD	34,200,000	Funds	Fixed 0.500%	Sep 2013	(44,460)	166,209	121,749

Morgan Stanley
Capital Services, Inc.	18,957,052	BRL	15,128,282	CDI	Fixed 12.510%	Jan 2014	64,102	898,914	963,016

Morgan Stanley
Capital Services, Inc.	787,157	BRL	691,173	CDI	Fixed 11.670%	Jan 2014	844	17,264	18,108

Morgan Stanley
Capital Services, Inc.	7,224,533	BRL	5,692,431	CDI	Fixed 10.580%	Jan 2014	(20,140)	84,417	64,277

Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	8,900,000	MXN	723,710	Banxico	Fixed 5.600%	Sep 2016	1,684	2,809	4,493

Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	65,100,000	MXN	5,288,662	Banxico	Fixed 6.350%	Jun 2021	87,026	(124,832)	(37,806)

Royal Bank of				AUD-BBR-
Scotland PLC	1,300,000	AUD	1,360,645	BBSW	Fixed 5.000%	Jun 2017	10,443	21,768	32,211

Royal Bank of					3 Month
Scotland PLC	1,600,000	USD	1,600,000	Fixed 4.000%	LIBOR	Dec 2041	3,200	(421,316)	(418,116)

UBS AG	1,776,460	BRL	916,031	CDI	Fixed 10.575%	Jan 2012	(32,662)	17,385	(15,277)

UBS AG	1,586,337	BRL	1,042,238	CDI	Fixed 12.070%	Jan 2013	4,734	37,015	41,749

UBS AG	2,345,044	BRL	1,760,508	CDI	Fixed 11.850%	Jan 2013	-	31,196	31,196

UBS AG	1,268,003	BRL	986,842	CDI	Fixed 12.250%	Jan 2014	4,991	51,479	56,470

UBS AG	2,427,095	BRL	2,111,998	CDI	Fixed 11.760%	Jan 2014	-	58,912	58,912

UBS AG	806,707	BRL	616,719	CDI	Fixed 10.770%	Jan 2014	(879)	10,133	9,254

			$377,496,458				$976,553	$9,425,411	$10,401,964

Exchange traded interest rate swaps

336

							Unamortized
							Upfront
							Payment	Unrealized
	Notional		USD Notional	Payments Made by	Payments Received	Maturity	Paid	Appreciation	Market
Fund	Amount	Currency	Amount	Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	3,500,000	EUR	$4,667,949	6 Month EURIBOR	Fixed 2.000%	Sep 2016	$2,747	$3,379	$6,126

	5,900,000	EUR	8,114,862	6 Month EURIBOR	Fixed 3.000%	Sep 2016	449,712	(61,418)	388,294

	12,900,000	USD	12,900,000	3 Month LIBOR	Fixed 3.500%	Jun 2021	(1,366,265)	(350,946)	(1,717,211)

	25,900,000	USD	25,900,000	3 Month LIBOR	Fixed 3.250%	Dec 2021	(2,123,264)	(304,667)	(2,427,931)

			$51,582,811				($3,037,070)	($713,652)	($3,750,722)

							Unamortized
							Upfront
							Payment	Unrealized
	Notional		USD Notional	Payments Made by	Payments Received	Maturity	Paid	Appreciation	Market
Fund	Amount	Currency	Amount	Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value

Total Return Fund

	3,800,000	EUR	$5,178,262	6 Month EURIBOR	Fixed 3.500%	Sep 2021	$486,658	($105,135)	$381,523

	2,800,000	EUR	3,734,359	6 Month EURIBOR	Fixed 3.650%	Sep 2021	347,242	(17,632)	329,610

	2,000,000	USD	2,000,000	3 Month LIBOR	Fixed 3.000%	Oct 2021	116,816	36,395	153,211

	4,000,000	USD	4,000,000	3 Month LIBOR	Fixed 2.000%	Dec 2021	(86,200)	3,202	(82,998)

	46,400,000	EUR	62,143,307	6 Month EURIBOR	Fixed 2.750%	Mar 2022	623,025	(693,983)	(70,958)

	15,400,000	EUR	20,778,377	6 Month EURIBOR	Fixed 2.500%	Mar 2022	(127,981)	(348,557)	(476,538)

	21,500,000	EUR	29,220,401	6 Month EURIBOR	Fixed 3.000%	Mar 2022	1,033,243	(433,707)	599,536

	60,800,000	USD	60,800,000	3 Month LIBOR	Fixed 4.250%	Jun 2041	(15,869,308)	(4,250,954)	(20,120,262)

	9,900,000	USD	9,900,000	3 Month LIBOR	Fixed 4.000%	Dec 2041	(2,257,800)	(329,295)	(2,587,095)

			$197,754,706				($15,734,305)	($6,139,666)	($21,873,971)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

337

The following table summarizes the contracts held by the Funds as buyers of protection at November 30, 2011, and the range of contracts notional amounts held by the Funds during the period ended November 30, 2011.

Global Bond Fund
The Fund used credit default swaps to manage against potential credit events. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $22.1 million to $25.5 million, as measured at each quarter end.

								Unamortized
						(Pay) /		Upfront
					USD	Receive		Payment	Unrealized
			Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	$3,000,000	(0.910)%	Jun 2012	-	($15,436)	($15,436)

	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	-	230,453	230,453

	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(74,416)	(74,416)

	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$176,862	(121,332)	55,530

	Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	-	486	486

	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	-	(10,057)	(10,057)

	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	-	(9,363)	(9,363)

	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	-	(9,894)	(9,894)

	BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	-	(9,148)	(9,148)

	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	253,864	101,807	355,671

	Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	-	(3,946)	(3,946)

	Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	5,232	5,232

	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	-	6,322	6,322

	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	-	95,060	95,060

	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	11,601	27,704	39,305

	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	-	1,369	1,369

	Deutsche Bank AG	Bank of America Corp.	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	198,214	26,888	225,102

	Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	-	(34,017)	(34,017)

	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	59,697	7,755	67,452

	JPMorgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	3,735	3,735

					$25,500,000			$700,238	$219,202	$919,440

Investment Quality Bond Fund

338

The Fund used credit default swaps to manage against potential credit events. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $14.4 million to $33.8 million, as measured at each quarter end.

								Unamortized
						(Pay) /		Upfront
					USD	Receive		Payment	Unrealized
			Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund

	Goldman Sachs
	International	CDX-EMS16V1-5Y	2,560,000	USD	$2,560,000	(5.000)%	Dec 2016	(186,608)	($63,243)	($249,851)

	Goldman Sachs
	International	CDX-EMS16V1-5Y	1,735,000	USD	1,735,000	(5.000)%	Dec 2016	(126,471)	(42,862)	(169,333)

	Goldman Sachs
	International	CDX-EMS16V1-5Y	2,560,000	USD	2,560,000	(5.000)%	Dec 2016	(187,844)	(62,007)	(249,851)

	Goldman Sachs
	International	CDX-NAHYS17V2	4,000	USD	4,000	(5.000)%	Dec 2016	$360	(49)	311

	Goldman Sachs
	International	CDX-NAHYS17V2	31,250	USD	31,250	(5.000)%	Dec 2016	3,245	(813)	2,432

	Goldman Sachs
	International	CDX-NAHYS17V2	10,450	USD	10,450	(5.000)%	Dec 2016	991	(178)	813

	Goldman Sachs
	International	CDX-NAHYS17V2	6,550	USD	6,550	(5.000)%	Dec 2016	802	(292)	510

	Goldman Sachs
	International	LCDX.NA.17-V1	1,105,000	USD	1,105,000	(2.500)%	Dec 2016	88,077	(18,442)	69,635

	Goldman Sachs
	International	CMBX.NA.AM.3	585,000	USD	585,000	(0.500)%	Dec 2049	139,336	(3,372)	135,964

	Goldman Sachs
	International	CMBX.NA.AM.4	725,000	USD	725,000	(0.500)%	Feb 2051	153,862	44,546	198,408

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.A.3	365,000	USD	365,000	(0.620)%	Dec 2049	260,848	11,039	271,887

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.A.3	355,000	USD	355,000	(0.620)%	Dec 2049	254,270	10,168	264,438

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AM.3	830,506	USD	830,506	(0.500)%	Dec 2049	119,312	73,712	193,024

339

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.A.3	365,000	USD	365,000	(0.620)%	Dec 2049	261,189	10,698	271,887

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.A.3	365,000	USD	365,000	(0.620)%	Dec 2049	264,855	7,032	271,887

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AM.3	759,494	USD	759,494	(0.500)%	Dec 2049	106,759	69,760	176,519

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AM.4	1,450,000	USD	1,450,000	(0.500)%	Feb 2051	279,376	117,441	396,817

		Everest Reinsurance
	UBS AG	Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	-	(14,766)	(14,766)

					$14,412,250			$1,432,359	$138,372	$1,570,731

Real Return Bond Fund
The Fund used credit default swaps to manage against potential credit events. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts as represented below, as measured at each quarter end.

								Unamortized
						(Pay) /		Upfront
					USD	Receive		Payment	Unrealized
			Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,643)	($344)	($1,987)

		International Lease
	BNP Paribas	Finance Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	-	62,131	62,131

	Citibank N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	43,895	43,895

	Deutsche Bank AG	Macy's, Inc.	450,000	USD	450,000	(2.100)%	Sep 2017	-	(19,401)	(19,401)

	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	16,898	16,898

	Morgan Stanley Capital
	Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(29,028)	(29,028)

					$5,645,000			($1,643)	$74,151	$72,508

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other

340

credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held by the Funds as sellers of protection at November 30, 2011, and the range of notional contracts amounts held by the Funds during the period ended November 30, 2011.

Global Bond Fund
The Fund used credit default swaps to gain exposure to a security or credit index. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $156.1 million to $190.3 million, as measured at each quarter end.

			Implied						Unamortized
			Credit				(Pay) /		Upfront
			Spread			USD	Receive		Payment	Unrealized
		Reference	at 11-	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

	Global Bond Fund

		Federative
		Republic of
	Bank of America N.A.	Brazil	0.51%	1,300,000	USD	$1,300,000	1.00%	Dec 2011	$237	$2,771	$3,008

		Ally Financial,
	Bank of America N.A.	Inc.	4.13%	1,500,000	USD	1,500,000	5.00%	Dec 2012	13,388	(11,643)	1,745

		People's
		Republic of
	Bank of America N.A.	China	1.19%	6,100,000	USD	6,100,000	1.00%	Sep 2016	-	(107,990)	(107,990)

		Russian
	Bank of America NA	Federation	0.52%	3,300,000	USD	3,300,000	1.00%	Dec 2011	(166)	6,912	6,746

		Federative
		Republic of
	Barclays Bank PLC	Brazil	0.51%	700,000	USD	700,000	1.00%	Dec 2011	133	1,487	1,620

		United Mexican
	Barclays Bank PLC	States	0.41%	6,300,000	USD	6,300,000	1.00%	Dec 2011	1,025	14,197	15,222

		People's
		Republic of
	Barclays Bank PLC	China	1.19%	800,000	USD	800,000	1.00%	Sep 2016	(727)	(13,436)	(14,163)

		Federal Republic
	Barclays Bank PLC	of Germany	0.83%	3,800,000	USD	3,800,000	0.25%	Dec 2016	(175,149)	42,399	(132,750)

341

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A	Ireland	0.64%	2,300,000	USD	2,300,000	1.00%	Jun 2015	10,641	17,106	27,747

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A	Ireland	0.64%	700,000	USD	700,000	1.00%	Jun 2015	4,663	3,782	8,445

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A	Ireland	0.64%	800,000	USD	800,000	1.00%	Jun 2015	4,248	5,403	9,651

	People's
	Republic of
Citibank N.A	China	1.23%	900,000	USD	900,000	1.00%	Dec 2016	(33,402)	14,875	(18,527)

	Russian
Citibank N.A.	Federation	0.52%	2,100,000	USD	2,100,000	1.00%	Dec 2011	311	3,982	4,293

Citibank N.A.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.00%	Dec 2015	(64,399)	(21,097)	(85,496)

	People's
	Republic of
Citibank N.A.	China	1.09%	3,000,000	USD	3,000,000	1.00%	Mar 2016	26,798	(61,995)	(35,197)

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A.	Ireland	0.78%	6,800,000	USD	6,800,000	1.00%	Jun 2016	78,799	(22,643)	56,156

	People's
Credit Suisse	Republic of
International	China	1.09%	2,700,000	USD	2,700,000	1.00%	Mar 2016	24,057	(55,734)	(31,677)

	People's
Credit Suisse	Republic of
International	China	1.23%	800,000	USD	800,000	1.00%	Dec 2016	(29,691)	13,222	(16,469)

	Federative
	Republic of
Deutsche Bank AG	Brazil	0.51%	1,800,000	USD	1,800,000	1.00%	Dec 2011	350	3,814	4,164

	United Kingdom
	of Great Britain
	and Northern
Deutsche Bank AG	Ireland	0.64%	1,600,000	USD	1,600,000	1.00%	Jun 2015	8,514	10,788	19,302

Deutsche Bank AG	MCDX.NA.15	n/a	1,400,000	USD	1,400,000	1.00%	Dec 2015	(28,196)	(14,552)	(42,748)

342

	United Kingdom
	of Great Britain
	And Northern
Deutsche Bank AG	Ireland	0.70%	5,200,000	USD	5,200,000	1.00%	Dec 2015	89,084	(33,264)	55,820

	United States of
Deutsche Bank AG	America	0.46%	6,700,000	EUR	9,332,763	0.25%	Dec 2015	(73,950)	(6,414)	(80,364)

	Commonwealth
Deutsche Bank AG	of Australia	0.54%	2,700,000	USD	2,700,000	1.00%	Mar 2016	48,121	(22,092)	26,029

	Commonwealth
Deutsche Bank AG	of Australia	0.60%	3,300,000	USD	3,300,000	1.00%	Sep 2016	47,153	(20,990)	26,163

	Commonwealth
Deutsche Bank AG	of Australia	0.62%	1,000,000	USD	1,000,000	1.00%	Dec 2016	2,407	4,689	7,096

Goldman Sachs	MCDX.NA.15	n/a	6,000,000	USD	6,000,000	1.00%	Dec 2015	(182,686)	(520)	(183,206)

	People's
	Republic of
Goldman Sachs	China	1.03%	5,000,000	USD	5,000,000	1.00%	Dec 2015	86,304	(129,839)	(43,535)

Goldman Sachs	MCDX.NA.16	n/a	3,800,000	USD	3,800,000	1.00%	Jun 2016	(71,353)	(75,827)	(147,180)

	Commonwealth
Goldman Sachs	of Australia	0.62%	800,000	USD	800,000	1.00%	Dec 2016	(3,440)	9,117	5,677

	Federal Republic
Goldman Sachs	of Germany	0.83%	8,400,000	USD	8,400,000	0.25%	Dec 2016	(356,587)	63,140	(293,447)

	People's
	Republic of
Goldman Sachs	China	1.23%	1,700,000	USD	1,700,000	1.00%	Dec 2016	(57,775)	22,779	(34,996)

	United Kingdom
	of Great Britain
	and Northern
JPMorgan Chase Bank	Ireland	0.64%	6,400,000	USD	6,400,000	1.00%	Jun 2015	23,279	53,930	77,209

	Commonwealth
JPMorgan Chase Bank	of Australia	0.57%	5,100,000	USD	5,100,000	1.00%	Jun 2016	101,305	(56,531)	44,774

	People's
	Republic of
JPMorgan Chase Bank	China	1.23%	1,600,000	USD	1,600,000	1.00%	Dec 2016	(64,427)	31,489	(32,938)

Morgan Stanley Capital	Russian
Services, Inc.	Federation	0.52%	300,000	USD	300,000	1.00%	Dec 2011	48	565	613

Morgan Stanley Capital
Services, Inc.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.00%	Dec 2015	(61,419)	(24,077)	(85,496)

343

Morgan Stanley Capital	Government of
Services, Inc.	Japan	0.88%	300,000	USD	300,000	1.00%	Mar 2016	(2,418)	531	(1,887)

Morgan Stanley Capital	State of
Services, Inc.	California	1.92%	2,400,000	USD	2,400,000	1.35%	Jun 2016	-	(92,939)	(92,939)

Morgan Stanley Capital	Commonwealth
Services, Inc.	of Australia	0.62%	600,000	USD	600,000	1.00%	Dec 2016	1,733	2,524	4,257

	People's
Morgan Stanley Capital	Republic of
Services, Inc.	China	1.23%	300,000	USD	300,000	1.00%	Dec 2016	(11,134)	4,958	(6,176)

Morgan Stanley Capital	State of
Services, Inc.	California	2.30%	4,300,000	USD	4,300,000	2.95%	Dec 2020	-	39,042	39,042

Morgan Stanley Capital	State of
Services, Inc.	California	2.32%	1,400,000	USD	1,400,000	2.15%	Mar 2021	-	(48,528)	(48,528)

Morgan Stanley Capital	State of
Services, Inc.	Connecticut	1.53%	2,300,000	USD	2,300,000	1.63%	Mar 2021	-	(45,049)	(45,049)

Morgan Stanley Capital	State of
Services, Inc.	California	2.33%	1,600,000	USD	1,600,000	2.15%	Jun 2021	-	(57,264)	(57,264)

The Royal Bank of	Commonwealth
Scotland PLC	of Australia	0.54%	1,200,000	USD	1,200,000	1.00%	Mar 2016	22,587	(11,019)	11,568

The Royal Bank of	Commonwealth
Scotland PLC	of Australia	0.54%	2,600,000	USD	2,600,000	1.00%	Mar 2016	47,428	(22,363)	25,065

The Royal Bank of	Commonwealth
Scotland PLC	of Australia	0.54%	2,000,000	USD	2,000,000	1.00%	Mar 2016	36,873	(17,592)	19,281

The Royal Bank of	Commonwealth
Scotland PLC	of Australia	0.60%	1,300,000	USD	1,300,000	1.00%	Sep 2016	17,665	(7,358)	10,307

The Royal Bank of	Commonwealth
Scotland PLC	of Australia	0.62%	2,300,000	USD	2,300,000	1.00%	Dec 2016	(9,891)	26,211	16,320

	Government of
UBS AG	Japan	0.88%	4,300,000	USD	4,300,000	1.00%	Mar 2016	(26,039)	(1,013)	(27,052)

	United States of
UBS AG	America	0.48%	4,500,000	EUR	6,530,172	0.25%	Jun 2016	(75,231)	10,459	(64,772)

	Commonwealth
UBS AG	of Australia	0.62%	3,500,000	USD	3,500,000	1.00%	Dec 2016	3,148	21,687	24,835

	Commonwealth
UBS AG	of Australia	0.62%	400,000	USD	400,000	1.00%	Dec 2016	(1,625)	4,463	2,838

344

	People's
	Republic of
UBS AG	China	1.23%	3,800,000	USD	3,800,000	1.00%	Dec 2016	(115,383)	37,156	(78,227)

					$156,062,935			($744,789)	($508,291)	($1,253,080)

Investment Quality Bond Fund
The Fund used credit default swaps to gain exposure to a security or credit index. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $11.9 million to $41.5 million, as measured at each quarter end.

			Implied						Unamortized
			Credit				(Pay) /		Upfront
			Spread at			USD	Receive		Payment	Unrealized
		Reference	11-30-	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund

	Goldman Sachs
	International	CDX-NAIGS17V1	n/a	8,085,000	USD	$8,085,000	1.00%	Dec 2016	($160,114)	$59,750	($100,364)

	Goldman Sachs
	International	CDX-NAIGS17V1	n/a	14,445,000	USD	14,445,000	1.00%	Dec 2016	(203,118)	28,890	(174,228)

	Goldman Sachs	ITRAXX-
	International	XOVERS16V1	n/a	310,000	EUR	413,447	5.00%	Dec 2016	(47,387)	12,814	(34,573)

	JPMorgan Chase Bank,	CDX-
	N.A.	NAIGS17V1-5Y	n/a	8,235,000	USD	8,235,000	1.00%	Dec 2016	(154,672)	52,446	(102,226)

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AJ.3	n/a	1,090,000	USD	1,090,000	1.47%	Dec 2049	(499,770)	46,325	(453,445)

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AAA.5	n/a	1,450,000	USD	1,450,000	0.35%	Feb 2051	(148,401)	(7,389)	(155,790)

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AJ.1	n/a	725,000	USD	725,000	0.84%	Oct 2052	(158,978)	6,830	(152,148)

	Morgan Stanley Capital
	Services, Inc.	Xerox Corp.	2.40%	1,950,000	USD	1,950,000	1.00%	Jun 2016	(26,302)	(89,407)	(115,709)

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AJ.3	n/a	725,000	USD	725,000	1.47%	Dec 2049	(335,042)	33,438	(301,604)

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.A.5	n/a	1,450,000	USD	1,450,000	3.50%	Feb 2051	(737,925)	(290,729)	(1,028,654)

345

Morgan Stanley Capital
Services, Inc.	CMBX.NA.AAA.	n/a	2,900,000	USD	2,900,000	0.35%	Feb 2051	(229,243)	(82,338)	(311,581)

					$41,468,447			($2,700,952)	($229,370)	($2,930,322)

Real Return Bond Fund
The Fund used credit default swaps to gain exposure to a security or credit index. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $40.6 million to $41.8 million, as measured at each quarter end.

			Implied						Unamortized
			Credit				(Pay) /		Upfront
			Spread			USD	Receive		Payment	Unrealized
		Reference	at 11-	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

		Government of
	Bank of America NA	Japan	0.84%	4,100,000	USD	$4,100,000	1.00%	Dec 2015	$73,181	($90,424)	($17,243)

		Federative
		Republic of
	Barclays Bank PLC	Brazil	1.15%	1,300,000	USD	1,300,000	1.00%	Jun 2015	(7,704)	(6,497)	(14,201)

		Federative
		Republic of
	Barclays Bank PLC	Brazil	1.15%	1,000,000	USD	1,000,000	1.00%	Jun 2015	(13,238)	2,314	(10,924)

	Barclays Bank PLC	French Republic	1.56%	2,300,000	USD	2,300,000	0.25%	Dec 2015	(35,864)	(100,562)	(136,426)

	Barclays Bank PLC	CDX.EM.15	n/a	900,000	USD	900,000	5.00%	Jun 2016	105,512	(18,511)	87,001

	Citibank N.A	French Republic	1.49%	800,000	USD	800,000	0.25%	Jun 2015	(13,279)	(27,096)	(40,375)

		United Kingdom
		of Great Britain
		and Northern
	Citibank N.A	Ireland	0.64%	900,000	USD	900,000	1.00%	Jun 2015	5,064	5,794	10,858

	Citibank N.A	CDX.EM.14	n/a	11,700,000	USD	11,700,000	5.00%	Dec 2015	1,283,974	(193,917)	1,090,057

		United Kingdom
		of Great Britain
		and Northern
	Citibank N.A	Ireland	0.78%	1,600,000	USD	1,600,000	1.00%	Jun 2016	18,541	(5,328)	13,213

	Deutsche Bank AG	French Republic	1.49%	500,000	USD	500,000	0.25%	Jun 2015	(11,566)	(13,669)	(25,235)

346

	United Kingdom
	of Great Britain
	and Northern
Deutsche Bank AG	Ireland	0.64%	1,000,000	USD	1,000,000	1.00%	Jun 2015	3,305	8,759	12,064

	United Kingdom
	of Great Britain
	and Northern
Deutsche Bank AG	Ireland	0.64%	3,100,000	USD	3,100,000	1.00%	Jun 2015	18,432	18,966	37,398

Deutsche Bank AG	CDX.EM.14	n/a	300,000	USD	300,000	5.00%	Dec 2015	33,523	(5,573)	27,950

	Federative
	Republic of
Deutsche Bank AG	Brazil	1.64%	4,100,000	USD	4,100,000	1.00%	Jun 2020	(114,345)	(143,209)	(257,554)

	Federative
	Republic of
HSBC Bank USA	Brazil	1.15%	1,000,000	USD	1,000,000	1.00%	Jun 2015	(9,819)	(1,105)	(10,924)

	Federative
JPMorgan Chase Bank,	Republic of
N.A.	Brazil	1.15%	400,000	USD	400,000	1.00%	Jun 2015	(3,156)	(1,213)	(4,369)

	Petroleo
JPMorgan Chase Bank,	Brasileiro S/A
N.A.	Petrobras	1.49%	400,000	USD	400,000	1.00%	Sep 2015	(8,494)	(2,579)	(11,073)

Morgan Stanley Capital
Services, Inc.	French Republic	1.65%	2,500,000	USD	2,500,000	0.25%	Jun 2016	(101,489)	(72,402)	(173,891)

Royal Bank of Scotland
PLC	CDX.EM.14	n/a	700,000	USD	700,000	5.00%	Dec 2015	78,963	(13,746)	65,217

Royal Bank of Scotland	Government of
PLC	Japan	0.84%	600,000	USD	600,000	1.00%	Dec 2015	10,581	(13,104)	(2,523)

UBS AG	CDX.EM.14	n/a	1,400,000	USD	1,400,000	5.00%	Dec 2015	154,170	(23,736)	130,434

					$40,600,000			$1,466,292	($696,838)	$769,454

Spectrum Income Fund
The Fund used credit default swaps to gain exposure to a security or credit index. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts as represented below.

347

			Implied						Unamortized
			Credit				(Pay) /		Upfront
			Spread at			USD	Receive		Payment	Unrealized
		Reference	11-30-	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

	Spectrum Income Fund

	JPMorgan Chase Bank,	Arab Republic
	N.A.	of Egypt	n/a	100,000	USD	$100,000	0.25%	Mar 2016	($10,683)	($5,151)	($15,834)

						$100,000			($10,683)	($5,151)	($15,834)

Total Return Fund
The Fund used credit default swaps to gain exposure to a security or credit index. During the period ended November 30, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $381.3 million to $502.0 million, as measured at each quarter end.

			Implied						Unamortized
			Credit				(Pay) /		Upfront
			Spread			USD	Receive		Payment	Unrealized
		Reference	at 11-	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Total Return Fund

		Berkshire
	Bank of America N.A.	Hathaway, Inc.	1.337%	1,800,000	USD	$1,800,000	1.0000%	Mar 2015	($20,583)	($10,256)	($30,839)

		People's
		Republic of
	Bank of America N.A.	China	0.987%	500,000	USD	500,000	1.0000%	Jun 2015	5,993	(8,987)	(2,994)

		People's
		Republic of
	Bank of America N.A.	China	0.987%	1,500,000	USD	1,500,000	1.0000%	Jun 2015	17,133	(26,116)	(8,983)

		United Mexican
	Bank of America N.A.	States	1.168%	300,000	USD	300,000	1.0000%	Sep 2015	(3,221)	(374)	(3,595)

	Bank of America N.A.	CDX.EM.14	n/a	6,100,000	USD	6,100,000	5.0000%	Dec 2015	663,586	(95,265)	568,321

	Bank of America N.A.	Metlife, Inc.	2.643%	1,700,000	USD	1,700,000	1.0000%	Dec 2015	(49,981)	(88,907)	(138,888)

		Prudential
	Bank of America N.A.	Financial, Inc.	2.036%	2,400,000	USD	2,400,000	1.0000%	Dec 2015	(56,643)	(87,204)	(143,847)

	Bank of America N.A.	French Republic	1.605%	1,200,000	USD	1,200,000	0.2500%	Mar 2016	(40,293)	(37,050)	(77,343)

		Government of
	Bank of America N.A.	Japan	0.884%	200,000	USD	200,000	1.0000%	Mar 2016	2,359	(3,617)	(1,258)

348

	Government of
Bank of America N.A.	Japan	0.884%	200,000	USD	200,000	1.0000%	Mar 2016	2,198	(3,456)	(1,258)

	Kingdom of
Bank of America N.A.	Spain	3.350%	14,800,000	USD	14,800,000	1.0000%	Mar 2016	(834,516)	(801,205)	(1,635,721)

	Kingdom of
Bank of America N.A.	Spain	3.350%	400,000	USD	400,000	1.0000%	Mar 2016	(22,375)	(21,834)	(44,209)

	Credit Agricole
Bank of America N.A.	SA	4.072%	2,000,000	USD	2,958,698	1.0000%	Jun 2016	(189,665)	(267,720)	(457,385)

Bank of America N.A.	French Republic	1.684%	12,000,000	USD	12,000,000	0.2500%	Sep 2016	(764,054)	(130,809)	(894,863)

	Republic of
Bank of America N.A.	Indonesia	1.812%	1,800,000	USD	1,800,000	1.0000%	Sep 2016	(25,808)	(78,623)	(104,431)

	Republic of
Bank of America N.A.	Korea	1.298%	900,000	USD	900,000	1.0000%	Sep 2016	(613)	(20,697)	(21,310)

	Bank of America
Barclays Bank PLC	Corp.	3.540%	500,000	USD	500,000	1.0000%	Dec 2011	(52)	26	(26)

Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.7575%	Dec 2012	-	134,426	134,426

	Federative
	Republic of
Barclays Bank PLC	Brazil	0.745%	17,300,000	USD	17,300,000	1.0000%	Dec 2012	25,919	55,592	81,511

	General Electric
Barclays Bank PLC	Capital Corp.	1.789%	3,900,000	USD	3,900,000	0.6400%	Dec 2012	-	(32,077)	(32,077)

	United Mexican
Barclays Bank PLC	States	1.064%	1,200,000	USD	1,200,000	1.0000%	Mar 2015	(17,444)	9,213	(8,231)

Barclays Bank PLC	CDX.EM.13	n/a	1,000,000	USD	1,000,000	5.0000%	Jun 2015	84,380	2,961	87,341

	Federative
	Republic of
Barclays Bank PLC	Brazil	1.147%	500,000	USD	500,000	1.0000%	Jun 2015	(4,906)	(556)	(5,462)

Barclays Bank PLC	CDX.EM.14	n/a	1,600,000	USD	1,600,000	5.0000%	Dec 2015	170,335	(21,267)	149,068

Barclays Bank PLC	French Republic	1.605%	800,000	USD	800,000	0.2500%	Mar 2016	(24,359)	(27,203)	(51,562)

	People's
	Republic of
Barclays Bank PLC	China	1.089%	700,000	USD	700,000	1.0000%	Mar 2016	7,024	(15,237)	(8,213)

Barclays Bank PLC	Republic of Italy	4.410%	900,000	USD	900,000	1.0000%	Mar 2016	(29,302)	(93,489)	(122,791)

Barclays Bank PLC	Republic of Italy	4.410%	1,900,000	USD	1,900,000	1.0000%	Mar 2016	(53,216)	(206,008)	(259,224)

Barclays Bank PLC	CDX.EM.15	2.580%	3,000,000	USD	3,000,000	5.0000%	Jun 2016	320,021	(30,017)	290,004

Barclays Bank PLC	French Republic	1.684%	300,000	USD	300,000	0.2500%	Sep 2016	(17,354)	(5,017)	(22,371)

349

	People's
	Republic of
BNP Paribas	China	1.089%	300,000	USD	300,000	1.0000%	Mar 2016	3,047	(6,567)	(3,520)

	United States of
BNP Paribas	America	0.470%	5,100,000	EUR	7,150,709	0.2500%	Mar 2016	(61,870)	(5,418)	(67,288)

Citibank N.A.	CDX.NA.HY.8	n/a	5,711,880	USD	5,711,880	0.3550%	Jun 2012	-	13,735	13,735

Citibank N.A.	CDX.NA.HY.8	n/a	4,759,900	USD	4,759,900	0.3600%	Jun 2012	-	11,625	11,625

Citibank N.A.	CDX.NA.HY.8	n/a	1,332,772	USD	1,332,772	0.4010%	Jun 2012	-	3,666	3,666

Citibank N.A.	Dell, Inc.	0.495%	4,800,000	USD	4,800,000	1.0000%	Sep 2013	18,661	28,223	46,884

	General Electric
Citibank N.A.	Capital Corp.	2.004%	600,000	USD	600,000	4.3250%	Dec 2013	-	33,163	33,163

	United Mexican
Citibank N.A.	States	1.064%	1,200,000	USD	1,200,000	1.0000%	Mar 2015	(17,802)	9,571	(8,231)

	People's
	Republic of
Citibank N.A.	China	0.987%	400,000	USD	400,000	1.0000%	Jun 2015	4,524	(6,919)	(2,395)

	Federative
	Republic of
Citibank N.A.	Brazil	1.189%	1,000,000	USD	1,000,000	1.0000%	Sep 2015	(11,828)	(1,567)	(13,395)

	United Mexican
Citibank N.A.	States	1.168%	700,000	USD	700,000	1.0000%	Sep 2015	(8,012)	(375)	(8,387)

Citibank N.A.	CDX.EM.14	n/a	14,800,000	USD	14,800,000	5.0000%	Dec 2015	1,542,483	(163,607)	1,378,876

Citibank N.A.	Metlife, Inc.	2.643%	2,500,000	USD	2,500,000	1.0000%	Dec 2015	(73,501)	(130,746)	(204,247)

	Republic of
Citibank N.A.	Kazakhstan	2.203%	300,000	USD	300,000	1.0000%	Mar 2016	(7,270)	(11,176)	(18,446)

	People's
	Republic of
Citibank N.A.	China	1.141%	2,000,000	USD	2,000,000	1.0000%	Jun 2016	18,229	(47,712)	(29,483)

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A.	Ireland	0.775%	6,300,000	USD	6,300,000	1.0000%	Jun 2016	98,995	(46,968)	52,027

Credit Suisse
International	CDX.EM.13	n/a	600,000	USD	600,000	5.0000%	Jun 2015	54,846	(2,442)	52,404

	Federative
Credit Suisse	Republic of
International	Brazil	1.147%	4,300,000	USD	4,300,000	1.0000%	Jun 2015	(40,845)	(6,126)	(46,971)

350

	Federative
Credit Suisse	Republic of
International	Brazil	1.189%	1,900,000	USD	1,900,000	1.0000%	Sep 2015	(17,515)	(7,936)	(25,451)

Credit Suisse
International	Arcelormittal	4.435%	1,000,000	USD	1,000,000	1.0000%	Jun 2016	(44,772)	(127,073)	(171,845)

Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.7075%	Dec 2012	-	82,262	82,262

	Berkshire
Deutsche Bank AG	Hathaway, Inc.	0.929%	1,600,000	USD	1,600,000	0.8500%	Mar 2013	-	(4,371)	(4,371)

Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.5300%	Jun 2013	-	17,206	17,206

	United Mexican
Deutsche Bank AG	States	1.064%	700,000	USD	700,000	1.0000%	Mar 2015	(10,384)	5,583	(4,801)

Deutsche Bank AG	CDX.EM.13	n/a	5,400,000	USD	5,400,000	5.0000%	Jun 2015	469,047	2,593	471,640

	Federative
	Republic of
Deutsche Bank AG	Brazil	1.147%	1,700,000	USD	1,700,000	1.0000%	Jun 2015	(12,790)	(5,780)	(18,570)

	Federative
	Republic of
Deutsche Bank AG	Brazil	1.147%	500,000	USD	500,000	1.0000%	Jun 2015	(3,279)	(2,183)	(5,462)

Deutsche Bank AG	CDX.EM.14	n/a	2,800,000	USD	2,800,000	5.0000%	Dec 2015	272,714	(11,846)	260,868

Deutsche Bank AG	French Republic	1.605%	400,000	USD	400,000	0.2500%	Mar 2016	(13,444)	(12,337)	(25,781)

Deutsche Bank AG	Metlife, Inc.	2.683%	1,500,000	USD	1,500,000	1.0000%	Mar 2016	(25,967)	(105,930)	(131,897)

	Republic of
Deutsche Bank AG	Kazakhstan	2.203%	300,000	USD	300,000	1.0000%	Mar 2016	(7,620)	(10,826)	(18,446)

	United Kingdom
	of Great Britain
	and Northern
Deutsche Bank AG	Ireland	0.741%	700,000	USD	700,000	1.0000%	Mar 2016	11,379	(4,732)	6,647

Deutsche Bank AG	CDX.EM.15	n/a	700,000	USD	700,000	5.0000%	Jun 2016	82,368	(14,700)	67,668

Deutsche Bank AG	Metlife, Inc.	2.849%	7,700,000	USD	7,700,000	1.0000%	Mar 2018	(393,138)	(605,252)	(998,390)

	People's
	Republic of
Deutsche Bank London	China	1.141%	3,300,000	USD	3,300,000	1.0000%	Jun 2016	32,246	(80,894)	(48,648)

	People's
	Republic of
Deutsche Bank London	China	1.141%	900,000	USD	900,000	1.0000%	Jun 2016	7,802	(21,070)	(13,268)

	People's
	Republic of
Deutsche Bank London	China	1.188%	600,000	USD	600,000	1.0000%	Sep 2016	3,046	(13,668)	(10,622)

351

	Ally Financial,
Deutsche Bank London	Inc.	5.544%	5,500,000	USD	5,500,000	5.0000%	Dec 2016	(216,021)	(114,379)	(330,400)

Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.4625%	Jun 2013	-	18,636	18,636

	Berkshire
Goldman Sachs	Hathaway, Inc.	1.337%	1,000,000	USD	1,000,000	1.0000%	Mar 2015	(11,435)	(5,698)	(17,133)

	Federative
	Republic of
Goldman Sachs	Brazil	1.147%	500,000	USD	500,000	1.0000%	Jun 2015	(4,582)	(880)	(5,462)

	United Kingdom
	of Great Britain
	and Northern
Goldman Sachs	Ireland	0.704%	1,000,000	USD	1,000,000	1.0000%	Dec 2015	18,201	(7,466)	10,735

	Government of
Goldman Sachs	Japan	0.884%	7,200,000	USD	7,200,000	1.0000%	Mar 2016	(57,877)	12,581	(45,296)

	Kingdom of
Goldman Sachs	Spain	3.350%	15,900,000	USD	15,900,000	1.0000%	Mar 2016	(779,690)	(977,605)	(1,757,295)

	Kingdom of
Goldman Sachs	Spain	3.350%	6,300,000	USD	6,300,000	1.0000%	Mar 2016	(334,710)	(361,577)	(696,287)

	Kingdom of
Goldman Sachs	Spain	3.350%	3,600,000	USD	3,600,000	1.0000%	Mar 2016	(186,893)	(210,985)	(397,878)

	Kingdom of
Goldman Sachs	Spain	3.350%	300,000	USD	300,000	1.0000%	Mar 2016	(16,994)	(16,163)	(33,157)

Goldman Sachs	Republic of Italy	4.410%	300,000	USD	300,000	1.0000%	Mar 2016	(9,655)	(31,275)	(40,930)

Goldman Sachs	Republic of Italy	4.410%	13,600,000	USD	13,600,000	1.0000%	Mar 2016	(346,923)	(1,508,578)	(1,855,501)

Goldman Sachs	Republic of Italy	4.410%	5,900,000	USD	5,900,000	1.0000%	Mar 2016	(167,477)	(637,483)	(804,960)

Goldman Sachs	Republic of Italy	4.410%	4,900,000	USD	4,900,000	1.0000%	Mar 2016	(151,616)	(516,910)	(668,526)

	Kingdom of
Goldman Sachs	Spain	3.362%	1,000,000	USD	1,000,000	1.0000%	Jun 2016	(52,764)	(63,256)	(116,020)

	People's
	Republic of
Goldman Sachs	China	1.188%	200,000	USD	200,000	1.0000%	Sep 2016	1,004	(4,545)	(3,541)

	United Mexican
Goldman Sachs	States	1.329%	1,100,000	USD	1,100,000	1.0000%	Sep 2016	(4,908)	(21,644)	(26,552)

Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.5475%	Dec 2017	-	10,123	10,123

HSBC Bank	CDX.EM.13	n/a	8,400,000	USD	8,400,000	5.0000%	Jun 2015	711,985	21,677	733,662

	Federative
	Republic of
HSBC Bank	Brazil	1.147%	1,300,000	USD	1,300,000	1.0000%	Jun 2015	(24,635)	10,434	(14,201)

352

	Federative
	Republic of
HSBC Bank	Brazil	1.189%	700,000	USD	700,000	1.0000%	Sep 2015	(5,301)	(4,076)	(9,377)

HSBC Bank	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.0000%	Dec 2015	101,280	(8,113)	93,167

	Republic of
HSBC Bank	Kazakhstan	2.203%	400,000	USD	400,000	1.0000%	Mar 2016	(9,848)	(14,747)	(24,595)

HSBC Bank	French Republic	1.684%	300,000	USD	300,000	0.2500%	Sep 2016	(10,705)	(11,666)	(22,371)

HSBC Bank	French Republic	1.684%	400,000	USD	400,000	0.2500%	Sep 2016	(22,969)	(6,860)	(29,829)

	United Kingdom
	of Great Britain
JPMorgan Chase Bank,	and Northern
N.A.	Ireland	0.605%	400,000	USD	400,000	1.0000%	Mar 2015	1,229	3,868	5,097

	United Kingdom
	of Great Britain
JPMorgan Chase Bank,	and Northern
N.A.	Ireland	0.605%	800,000	USD	800,000	1.0000%	Mar 2015	2,211	7,983	10,194

JPMorgan Chase Bank,
N.A.	CDX.EM.13	n/a	1,200,000	USD	1,200,000	5.0000%	Jun 2015	104,462	347	104,809

	Federative
JPMorgan Chase Bank,	Republic of
N.A.	Brazil	1.189%	8,800,000	USD	8,800,000	1.0000%	Sep 2015	(89,112)	(28,767)	(117,879)

JPMorgan Chase Bank,
N.A.	CDX.EM.14	n/a	300,000	USD	300,000	5.0000%	Dec 2015	30,830	(2,880)	27,950

JPMorgan Chase Bank,	Arab Republic of
N.A.	Egypt	4.137%	800,000	USD	800,000	1.0000%	Mar 2016	(84,468)	(42,202)	(126,670)

JPMorgan Chase Bank,	Government of
N.A.	Japan	0.884%	800,000	USD	800,000	1.0000%	Mar 2016	5,858	(10,891)	(5,033)

JPMorgan Chase Bank,	Kingdom of
N.A.	Spain	3.350%	5,000,000	USD	5,000,000	1.0000%	Mar 2016	(245,185)	(307,424)	(552,609)

JPMorgan Chase Bank,
N.A.	State of Qatar	0.878%	2,900,000	USD	2,900,000	1.0000%	Mar 2016	(5,847)	(15,568)	(21,415)

JPMorgan Chase Bank,
N.A.	CDX.EM.15	n/a	1,300,000	USD	1,300,000	5.0000%	Jun 2016	160,141	(34,472)	125,669

	People's
JPMorgan Chase Bank,	Republic of
N.A.	China	1.141%	4,000,000	USD	4,000,000	1.0000%	Jun 2016	37,334	(96,301)	(58,967)

353

	Federative
JPMorgan Chase Bank,	Republic of
N.A.	Brazil	1.352%	900,000	USD	900,000	1.0000%	Sep 2016	(5,133)	(17,664)	(22,797)

	People's
JPMorgan Chase Bank,	Republic of
N.A.	China	1.188%	800,000	USD	800,000	1.0000%	Sep 2016	3,916	(18,079)	(14,163)

JPMorgan Chase Bank,
N.A.	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.5475%	Dec 2017	-	23,058	23,058

Morgan Stanley Capital
Services Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.9630%	Dec 2012	-	43,267	43,267

	Federative
Morgan Stanley Capital	Republic of
Services Inc.	Brazil	0.675%	900,000	USD	900,000	1.6600%	Mar 2013	-	12,562	12,562

Morgan Stanley Capital
Services Inc.	CDX.EM.13	n/a	7,000,000	USD	7,000,000	5.0000%	Jun 2015	625,747	(14,362)	611,385

	Federative
Morgan Stanley Capital	Republic of
Services Inc.	Brazil	1.147%	500,000	USD	500,000	1.0000%	Jun 2015	(3,319)	(2,143)	(5,462)

	Federative
Morgan Stanley Capital	Republic of
Services Inc.	Brazil	1.189%	9,900,000	USD	9,900,000	1.0000%	Sep 2015	(101,687)	(30,927)	(132,614)

Morgan Stanley Capital
Services Inc.	CDX.EM.14	n/a	4,400,000	USD	4,400,000	5.0000%	Dec 2015	443,922	(33,986)	409,936

Morgan Stanley Capital
Services Inc.	Abu Dhabi	0.914%	4,800,000	USD	4,800,000	1.0000%	Mar 2016	(11,609)	(22,639)	(34,248)

Morgan Stanley Capital
Services Inc.	French Republic	1.605%	500,000	USD	500,000	0.2500%	Mar 2016	(14,296)	(17,930)	(32,226)

Morgan Stanley Capital	Government of
Services Inc.	Japan	0.884%	2,400,000	USD	2,400,000	1.0000%	Mar 2016	(20,249)	5,150	(15,099)

Morgan Stanley Capital	Kingdom of
Services Inc.	Spain	3.350%	2,000,000	USD	2,000,000	1.0000%	Mar 2016	(103,113)	(117,930)	(221,043)

	United Kingdom
	of Great Britain
Morgan Stanley Capital	and Northern
Services Inc.	Ireland	0.775%	1,900,000	USD	1,900,000	1.0000%	Jun 2016	29,856	(14,165)	15,691

	People's
Morgan Stanley Capital	Republic of
Services Inc.	China	1.188%	600,000	USD	600,000	1.0000%	Sep 2016	2,821	(13,443)	(10,622)

354

Morgan Stanley Capital	Republic of
Services Inc.	Indonesia	1.812%	1,400,000	USD	1,400,000	1.0000%	Sep 2016	(19,454)	(61,770)	(81,224)

Morgan Stanley Capital	United Mexican
Services Inc.	States	1.329%	2,400,000	USD	2,400,000	1.0000%	Sep 2016	(9,660)	(48,272)	(57,932)

	People's
Royal Bank of Scotland	Republic of
PLC	China	0.987%	900,000	USD	900,000	1.0000%	Jun 2015	10,483	(15,873)	(5,390)

Royal Bank of Scotland	United Mexican
PLC	States	1.168%	1,900,000	USD	1,900,000	1.0000%	Sep 2015	(16,178)	(6,588)	(22,766)

Royal Bank of Scotland
PLC	French Republic	1.559%	700,000	USD	700,000	0.2500%	Dec 2015	(10,906)	(30,615)	(41,521)

Royal Bank of Scotland
PLC	French Republic	1.605%	500,000	USD	500,000	0.2500%	Mar 2016	(14,101)	(18,125)	(32,226)

	People's
Royal Bank of Scotland	Republic of
PLC	China	1.141%	3,100,000	USD	3,100,000	1.0000%	Jun 2016	29,613	(75,312)	(45,699)

	United Kingdom
	of Great Britain
	and Northern
Societe Generale Paris	Ireland	0.605%	2,700,000	USD	2,700,000	1.0000%	Mar 2015	3,308	31,095	34,403

	United Kingdom
	of Great Britain
	and Northern
Societe Generale Paris	Ireland	0.605%	4,600,000	USD	4,600,000	1.0000%	Mar 2015	12,694	45,919	58,613

	Berkshire
UBS AG	Hathaway, Inc.	1.337%	1,000,000	USD	1,000,000	1.0000%	Mar 2015	(11,731)	(5,402)	(17,133)

UBS AG	CDX.EM.14	n/a	500,000	USD	500,000	5.0000%	Dec 2015	53,971	(7,387)	46,584

UBS AG	French Republic	1.605%	1,400,000	USD	1,400,000	0.2500%	Mar 2016	(47,008)	(43,226)	(90,234)

	People's
	Republic of
UBS AG	China	1.141%	2,000,000	USD	2,000,000	1.0000%	Jun 2016	19,543	(49,026)	(29,483)

	United Kingdom
	of Great Britain
	and Northern
UBS AG	Ireland	0.775%	1,500,000	USD	1,500,000	1.0000%	Jun 2016	23,570	(11,183)	12,387

UBS AG	French Republic	1.684%	1,600,000	USD	1,600,000	0.2500%	Sep 2016	(57,092)	(62,223)	(119,315)

355

	People's
	Republic of
UBS AG	China	1.188%	100,000	USD	100,000	1.0000%	Sep 2016	477	(2,247)	(1,770)

	Republic of
UBS AG	Indonesia	1.812%	600,000	USD	600,000	1.0000%	Sep 2016	(8,873)	(25,937)	(34,810)

	Republic of
UBS AG	Korea	1.298%	1,000,000	USD	1,000,000	1.0000%	Sep 2016	-	(23,678)	(23,678)

	United Mexican
UBS AG	States	1.329%	1,100,000	USD	1,100,000	1.0000%	Sep 2016	(4,520)	(22,032)	(26,552)

					$381,338,871			$149,825	($8,789,242)	($8,639,417)

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Funds at November 30, 2011 by risk category:

Fund	Risk	Financial instruments location	Asset Derivatives	Liability Derivatives
			Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Futures	$5,637	($148,355)

	Total		$5,637	($148,355)

All Cap Core Fund	Equity contracts	Futures	$251,159	-

	Total		$251,159	-

Emerging Markets Debt Fund	Foreign currency contracts	Forward foreign currency	$9,311	($10,381)
		contracts

	Total		$9,311	($10,381)

Global Bond Fund	Interest rate contracts	Futures	$183,298	($2,703,735)

	Interest rate contracts	Written options	-	(470,566)

	Interest rate contracts	Purchased options	224,230	-

	Interest rate contracts	Interest rate swaps	4,368,115	(5,415,309)

	Credit contracts	Credit default swaps	1,640,710	(1,974,350)

	Foreign currency contracts	Forward foreign currency	10,350,893	(3,510,640)
		contracts

356

	Foreign currency contracts	Purchased options	20,000	-

	Total		$16,787,246	($14,074,600)

Health Sciences Fund	Equity contracts	Written options	-	($417,249)

	Equity contracts	Purchased options	$115,840	-

	Total		$115,840	($417,249)

Heritage Fund	Foreign currency contracts	Forward foreign currency	$239	($20,567)
		contracts

	Total		$239	($20,567)

High Income Fund	Foreign currency contracts	Forward foreign currency	$165,207	($4,543)
		contracts

	Total		$165,207	($4,543)

High Yield Fund	Credit contracts	Purchased options	$119,628	-

	Credit contracts	Written options	-	($710,445)

	Foreign currency contracts	Forward foreign currency	837,776	-
		contracts

	Total		$957,404	($710,445)

Index 500 Fund	Equity contracts	Futures	$1,082,656	-

	Total		$1,082,656	-

International Equity Index Fund	Equity contracts	Futures	$686,729	($141,441)

	Foreign currency contracts	Forward foreign currency	4,301	(214,931)
		contracts

	Total		$691,030	($356,372)

Investment Quality Bond Fund	Interest rate contracts	Futures	$153,805	($537,556)

	Interest rate contracts	Interest rate swaps	-	(786,746)

	Credit contracts	Credit default swaps	2,254,532	(3,614,123)

357

	Foreign currency contracts	Forward foreign currency	291,783	(499,765)
		contracts

	Total		$2,700,120	($5,438,190)

Mid Cap Growth Index Fund	Equity contracts	Futures	$19,870	-

	Total		$19,870	-

Mid Cap Index Fund	Equity contracts	Futures	$943,479	-

	Total		$943,479	-

Mid Cap Value Index Fund	Equity contracts	Futures	$56,680	-

	Total		$56,680	-

Mutual Shares Fund	Foreign currency contracts	Forward foreign currency	$2,422,137	($610,652)
		contracts

	Total		$2,422,137	($610,652)

Real Return Bond Fund	Interest rate contracts	Futures	$1,048,361	($80,352)

	Interest rate contracts	Written options	-	(717,548)

	Interest rate contracts	Purchased options	158,982	-

	Interest rate contracts	Interest rate swaps	1,899,069	(890,286)

	Credit contracts	Credit default swaps	1,597,116	(755,154)

	Foreign currency contracts	Forward foreign currency	1,318,151	(1,849,020)
		contracts

	Total		$6,021,679	($4,292,360)

Redwood Fund	Equity contracts	Written options	-	($112,490,711)

	Equity contracts	Purchased options	$402,432	-

	Total		$402,432	($112,490,711)

Small Cap Index Fund	Equity contracts	Futures	$218,073	-

	Total		$218,073	-

358

Smaller Company Growth Fund	Equity contracts	Futures	$65,596	-

	Total		$65,596	-

Spectrum Income Fund	Interest rate contracts	Futures	$1,656	($15,100)

	Interest rate contracts	Interest rate swaps	6,401	-

	Credit contracts	Credit default swaps	-	(15,834)

	Foreign currency contracts	Forward foreign currency	779,636	(402,622)
		contracts

	Total		$787,693	($433,556)

Total Return Fund	Interest rate contracts	Futures	$5,684,694	($1,071,500)

	Interest rate contracts	Written options	-	(3,061,181)

	Interest rate contracts	Purchased options	223,267	-

	Interest rate contracts	Interest rate swaps	13,687,518	(25,159,525)

	Credit contracts	Credit default swaps	6,217,270	(14,856,687)

	Credit contracts	Written options	-	(9,897)

	Foreign currency contracts	Forward foreign currency	8,357,766	(5,961,180)
		contracts

	Total		$34,170,515	($50,119,970)

Direct placement securities. The Funds may hold direct placement securities which are restricted to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2011.

						Value as a
		Original		Beginning	Ending	percentage
		Acquisition		share	share	of Fund's
Fund	Issuer, Description	date	Acquisition cost	amount	amount	net assets	Value as of 11-30-11

Blue Chip Growth Fund	Facebook, Inc., Class A	8/12/2011	$2,727,209	87,559	87,559	0.14%	$2,727,209
	Bought : 0
	Facebook, Inc., Class B	4/6/2011	$9,807,459	392,206	392,206	0.61%	$12,216,080
	Bought : 0

Health Sciences Fund	Puma Biotechnology	10/4/2011	$53,085	-	14,156	0.02%	$53,085

359

	Bought : 14,156
	Puma Biotechnology warrants	10/4/2011	-	-	1	0.00%	-
	Bought : 1

High Income Fund	Talmer Bank & Trust Company	4/30/10	$1,675,002	279,167	279,167	0.62%	$1,993,934
	Bought : 0
	Dominion Petroleum Acquisitions	9/19/07	$1,083,517	1,054,742	1,083,747	0.34%	$1,094,585
	Bought : 29,005

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended November 30, 2011, is set forth below:

		Beginning	Ending	Realized
		share	share	gain	Dividend	Value as of
Fund	Affiliate	amount	amount	(loss)	income	11-30-11

High Income
Fund	Greektown Superholdings, Inc.
	Bought: none Sold: none	7,894	7,894	-	-	$550,321
	Greektown Superholdings, Inc., Series A
	Bought: none Sold: none	168,490	168,490	-	-	$11,746,073
	Greektown Superholdings, Inc. 13.0%, 07/01/2015
	Bought: none Sold: none	2,054,000	2,054,000	-	-	$2,105,350

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

360

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President

Date: January 23, 2012

/s/ Charles A. Rizzo
________________________________
Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2012